Registration No. 333-05593
                                                      Registration No. 811-07659
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 51                                   [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 204                                                 [X]


                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous.

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X]    On April 30, 2008 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 51 ("PEA") to the Form N-4 Registration Statement No. 333-05593 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, supplement and Statements of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

ACCUMULATOR(R)

A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2008


Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R)?

Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or fixed maturity options ("investment options").

This contract is no longer available for new purchasers. This Prospectus is designed for current contract owners.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*           o EQ/Large Cap Growth PLUS(3)
o AXA Conservative Allocation*         o EQ/Legg Mason Value Equity
o AXA Conservative-Plus Allocation*    o EQ/Long Term Bond
o AXA Moderate Allocation*             o EQ/Lord Abbett Growth and Income
o AXA Moderate-Plus Allocation*        o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Common Stock    o EQ/Lord Abbett Mid Cap Value(4)
o EQ/AllianceBernstein Intermediate    o EQ/Marsico Focus
  Government Securities                o EQ/Mid Cap Value PLUS
o EQ/AllianceBernstein International   o EQ/Money Market
o EQ/AllianceBernstein Large Cap       o EQ/Montag & Caldwell Growth
  Growth                               o EQ/Mutual Shares
o EQ/AllianceBernstein Quality Bond    o EQ/Oppenheimer Global
o EQ/AllianceBernstein Small Cap       o EQ/Oppenheimer Main Street
  Growth                                 Opportunity
o EQ/AllianceBernstein Value           o EQ/Oppenheimer Main Street
o EQ/Ariel Appreciation II               Small Cap
o EQ/BlackRock Basic Value Equity      o EQ/PIMCO Real Return
o EQ/BlackRock International Value     o EQ/Short Duration Bond
o EQ/Boston Advisors Equity Income     o EQ/Small Company Index
o EQ/Calvert Socially Responsible      o EQ/T. Rowe Price Growth Stock
o EQ/Capital Guardian Growth           o EQ/Templeton Growth
o EQ/Capital Guardian Research         o EQ/UBS Growth and Income
o EQ/Caywood-Scholl High Yield Bond    o EQ/Van Kampen Comstock
o EQ/Davis New York Venture            o EQ/Van Kampen Emerging Markets
o EQ/Equity 500 Index                    Equity
o EQ/Evergreen International Bond      o EQ/Van Kampen Mid Cap Growth
o EQ/Evergreen Omega                   o Multimanager Aggressive Equity
o EQ/FI Mid Cap                        o Multimanager Core Bond
o EQ/Franklin Income                   o Multimanager Health Care
o EQ/Franklin Small Cap Value          o Multimanager High Yield
o EQ/Franklin Templeton Founding       o Multimanager International Equity
  Strategy                             o Multimanager Large Cap Core Equity
o EQ/GAMCO Mergers and Acquisitions    o Multimanager Large Cap Growth
o EQ/GAMCO Small Company Value         o Multimanager Large Cap Value
o EQ/International Core PLUS(1)        o Multimanager Mid Cap Growth
o EQ/International Growth              o Multimanager Mid Cap Value
o EQ/JPMorgan Core Bond                o Multimanager Small Cap Growth
o EQ/JPMorgan Value Opportunities      o Multimanager Small Cap Value
o EQ/Large Cap Core PLUS(2)            o Multimanager Technology
--------------------------------------------------------------------------------



 *  The "AXA Allocation" portfolios.
(1) Formerly named "MarketPLUS International Core."
(2) Formerly named "MarketPLUS Large Cap Core."
(3) Formerly named "MarketPLUS Large Cap Growth."
(4) Formerly named "MarketPLUS Mid Cap Value."

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.


You may also allocate amounts to the fixed maturity options, which is discussed later in this Prospectus.

TYPES OF CONTRACTS. Contracts were offered for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.



We also offered "Rollover IRA" and "Roth Conversion IRA."


o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).


o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required.)


A contribution of at least $5,000 was required to purchase an NQ, Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2008, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X01906

                                                                     Oregon only

Contents of this Prospectus
--------------------------------------------------------------------------------

ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
Accumulator(R) at a glance -- key features                                   8


--------------------------------------------------------------------------------
FEE TABLE                                                                   10
--------------------------------------------------------------------------------
Example                                                                     13
Condensed financial Information                                             16


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1. CONTRACT FEATURES AND BENEFITS                                           17
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How you can contribute to your contract                                     17
Owner and annuitant requirements                                            20
How you can make your contributions                                         20
What are your investment options under the contract?                        20
Portfolios of the Trusts                                                    21
Allocating your contributions                                               26
Your benefit base                                                           28
Annuity purchase factors                                                    28
Our baseBUILDER option                                                      28
Guaranteed minimum death benefit                                            30
Your right to cancel within a certain number of days                        31


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        32
--------------------------------------------------------------------------------
Your account value and cash value                                           32
Your contract's value in the variable investment options                    32
Your contract's value in the fixed maturity options                         32
Insufficient account value                                                  32


--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         33
--------------------------------------------------------------------------------
Transferring your account value                                             33
Disruptive transfer activity                                                33
Rebalancing your account value                                              34


-----------------
"We," "our," and "us" refer to AXA Equitable.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.


2  Contents of this Prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     35
--------------------------------------------------------------------------------
Withdrawing your account value                                              35
How withdrawals are taken from your account value                           36
How withdrawals affect your guaranteed minimum income benefit
     and guaranteed minimum death benefit                                   36
Loans under Rollover TSA contracts                                          37
Surrendering your contract to receive its cash value                        37
When to expect payments                                                     37
Your annuity payout options                                                 38


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     40
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          40
Charges that the Trusts deduct                                              41
Group or sponsored arrangements                                             42
Other distribution arrangements                                             42


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 43
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     43
How death benefit payment is made                                           44
Beneficiary continuation option                                             44


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          46
--------------------------------------------------------------------------------
Overview                                                                    46
Contracts that fund a retirement arrangement                                46
Transfers among investment options                                          46
Taxation of nonqualified annuities                                          46
Individual retirement arrangements (IRAs)                                   48
Tax-sheltered annuity contracts (TSAs)                                      57
Federal and state income tax withholding and
     information reporting                                                  61
Special rules for contracts funding qualified plans                         62
Impact of taxes to AXA Equitable                                            62


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         63
--------------------------------------------------------------------------------
About Separate Account No. 45 and Separate Account No. 49                   63
About the Trusts                                                            63
About our fixed maturity options                                            63
About the general account                                                   64
About other methods of payment                                              65
Dates and prices at which contract events occur                             65
About your voting rights                                                    66
About legal proceedings                                                     66
Financial statements                                                        66
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          66
Distribution of the contracts                                               67


--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          69
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I    -- Condensed financial information                                     A-1
II   -- Purchase considerations for QP contracts                            B-1
III  -- Market value adjustment example                                     C-1
IV   -- Guaranteed minimum death benefit example                            D-1
V    -- Hypothetical illustrations                                          E-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


Term                                                     Page in
                                                      Prospectus
   5% Roll-Up to age 80                                       30
   12 month dollar cost averaging                             27
   account value                                              32
   administrative charge                                      40
   annual Ratchet to age 80                                   30
   annuitant                                                  17
   annuitization                                              38
   annuity maturity date                                      39
   annuity payout options                                     38
   annuity purchase factors                                   28
   automatic investment program                               65
   baseBUILDER                                                28
   baseBUILDER Benefit charge                                 41
   beneficiary                                                43
   Beneficiary Continuation Option ("BCO")                    44
   business day                                               65
   cash value                                                 32
   charges for state premium and other applicable taxes       41
   contract date                                               9
   contract date anniversary                                   9
   contract year                                               9
   contributions to Roth IRAs                                 54
      regular contributions                                   54
      rollover and direct transfers                           54
      conversion contributions                                55
   contributions to traditional IRAs                          48
      regular contributions                                   48
      rollovers and transfers                                 50
   disability, terminal illness or confinement
      to nursing home                                         41
   disruptive transfer activity                               33
   EQAccess                                                    6
   ERISA                                                      42
   fixed maturity options                                     26
   free look                                                  31
   free withdrawal amount                                     40
   general account                                            64
   Guaranteed minimum death benefit                           29
   Guaranteed minimum income benefit                          28
   IRA                                                     cover
   IRS                                                     cover
   investment options                                      cover
   lifetime required minimum distribution withdrawals         36
   loan reserve account                                       37
   loans under Rollover TSA contracts                         37
   market adjusted amount                                     26
   market value adjustment                                    26
   market timing                                              33
   maturity dates                                             26
   maturity value                                             26
   Mortality and expense risks charge                         40
   NQ                                                      cover
   partial withdrawals                                        35
   Portfolio                                               cover
   principal assurance allocation                             27
   processing office                                           6
   Protection Plus(SM)                                        31
   Protection Plus(SM) charge                                 41
   QP                                                      cover
   rate to maturity                                           26
   Rebalancing                                                34
   Rollover IRA                                            cover
   Rollover TSA                                            cover
   Roth Conversion IRA                                     cover
   Roth IRA                                                cover
   SAI                                                     cover
   SEC                                                     cover
   self-directed allocation                                   27
   Separate Account No. 45 and Separate Account No. 49        63
   substantially equal withdrawals                            35
   successor owner and annuitant                              44
   systematic withdrawals                                     35
   TOPS                                                        6
   TSA                                                     cover
   traditional IRA                                         cover
   Trusts                                                     63
   unit                                                       32
   variable investment options                                20
   wire transmittals and electronic applications              65
   withdrawal charge                                          40


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
Prospectus                    Contract or Supplemental Materials
--------------------------------------------------------------------------------
fixed maturity options        Guarantee Periods (Guaranteed Fixed
                              Interest Accounts in supplemental materials)
variable investment options   Investment Funds
account value                 Annuity Account Value
rate to maturity              Guaranteed Rates
unit                          Accumulation Unit
baseBUILDER                   Guaranteed Minimum Income Benefit
--------------------------------------------------------------------------------


4 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 13014
     Newark, NJ 07188-0014

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     c/o JPMorgan Chase -- Remit One Lockbox Processing
     Lockbox No. 13014
     4 Chase Metrotech Center, 7th Floor West
     Brooklyn, NY 11245-0001
     Attn: Remit One Lockbox

--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     200 Plaza Drive, 1st Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at the appropriate processing office. Our processing office for correspondence with checks is Chase Metrotech Center, 7th Floor West, Brooklyn, NY. Our processing office for all other communications is 200 Plaza Drive, 1st Floor, Secaucus, NJ.


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically;


o elect the rebalancing program (through EQAccess only);


o change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only);

o access Frequently Asked Questions and Service Forms (not available through
  TOPS); and

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or will-


6  Who is AXA Equitable?

ful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2)  conversion of a traditional IRA to a Roth Conversion IRA;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;


(5) requests for loans under Rollover TSA contracts (employer or plan approval required);

(6)  spousal consent for loans under Rollover TSA contracts;


(7)  requests for withdrawals or surrenders from Rollover TSA contracts;

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;


(11) Section 1035 exchanges;

(12) direct transfers and rollovers;

(13) purchase by, or change of ownership to, a non natural owner;

(14) exercise of the Guaranteed minimum income benefit; and

(15) death claims.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between investment options;

(4)  contract surrender and withdrawal requests;

(5)  general dollar cost averaging; and

(6)  12 month dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1)  automatic investment program;

(2)  general dollar cost averaging;

(3)  rebalancing;

(4)  12 month dollar cost averaging;

(5)  substantially equal withdrawals;

(6)  systematic withdrawals and;

(7)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.



                                                        Who is AXA Equitable?  7

Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Professional investment     Accumulator(R)'s variable investment options invest in different Portfolios managed by
management                  professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options      o 10 fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).

                            o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                            --------------------------------------------------------------------------------------------------------
                            If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations          o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.

                            o No tax on transfers among investment options inside the contract.
                            --------------------------------------------------------------------------------------------------------
                            Annuity contracts that were purchased as an Individual Retirement Annuity (IRA), Tax
                            Sheltered Annuity (TSA) or to fund an employer retirement plan (QP or Qualified Plan) do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before you purchased your contract, you should have considered its features and benefits beyond tax deferral, as well as its features, benefits and costs relative to any other investment that you may have chosen in connection with your retirement plan or arrangement, to determine whether it would meet your needs and goals. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
baseBUILDER(R) protection   baseBUILDER combines a guaranteed minimum income benefit with a guaranteed minimum death benefit provided under the contract. The guaranteed minimum income benefit provides income protection for you during the annuitant's life once you elect to annuitize the contract. The guaranteed minimum death benefit provides a death benefit for the beneficiary should the annuitant die.
------------------------------------------------------------------------------------------------------------------------------------

Contribution amounts        o Additional minimum:   $1,000 (NQ, QP and Rollover TSA contracts)
                                                    $100 monthly and $300 quarterly under our automatic investment program
                                                    (NQ contracts)
                                                    $50 (IRA contracts)

                            Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million. Under all Accumulator(R) series contracts with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to
                            150% of first-year contributions. We currently impose that limitation except in certain circumstances, which are identified in "How you can contribute to your contract" in
                            "Contract features and benefits" later in this Prospectus.
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Access to your money        o Partial withdrawals

                            o Several withdrawal options on a periodic basis

                            o Loans under Rollover TSA contracts (employer or plan approval required)

                            o Contract surrender

                              You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
Payout alternative          o Fixed annuity payout options

                            o Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                            o Income Manager(SM) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------


8 Accumulator(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Additional features         o Guaranteed minimum death benefit even if you do not elect baseBUILDER

                            o Dollar cost averaging

                            o Automatic investment program

                            o Account value rebalancing (quarterly, semiannually and annually)

                            o Free transfers

                            o Waiver of withdrawal charge for disability, terminal illness or confinement to a nursing home

                            o Protection Plus(SM), an optional death benefit available under certain contracts (subject to state availability)
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges

                            o Daily charges on amounts invested in variable investment options for mortality and expense risks at a current annual rate of 1.35%.

                            o Annual 0.30% benefit base charge for the optional baseBUILDER benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The annual benefit base charge is 0.15% if the 5% Roll-Up to age 70, if available, is elected. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus. If you do not elect baseBUILDER, you still receive a guaranteed minimum death benefit under your contract at no additional charge.

                            o An annual charge of 0.20% of the account value for the Protection Plus(SM) optional death benefit.

                            o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value at the beginning of each contract year to calculate the 15% amount available. The charge begins at 7% in the first contract year following a contribution. It declines by 1% each year to 1% in the seventh contract year. There is no withdrawal charge in the eighth and later contract years following a contribution.

                              ------------------------------------------------------------------------------------------------------
                              The "contract date" is the effective date of a contract. This usually is the business day we received the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date appears in your contract. The
                              12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                              For example, if your contract date is May 1, your contract date anniversary is April 30.
                              ------------------------------------------------------------------------------------------------------

                            o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                            o We currently deduct a $350 annuity administrative fee from amounts applied to purchase the variable immediate annuitization payout option. This option is described in a separate prospectus that is available from your financial professional.

                            o Annual expenses of the Trusts' Portfolios are calculated as a percentage of the average daily net assets invested in each Portfolio. Please see "Fee table" later in this
                              Prospectus for details.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages        NQ: 0-83

                            Rollover IRA, Roth Conversion IRA, and Rollover TSA: 20-83

                            QP: 20-75
------------------------------------------------------------------------------------------------------------------------------------



THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES, RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus provides a description of all material provisions of the contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. A similar variable annuity may be available to eligible employees of AXA Equitable and their spouses with modified optional benefits and/or reduced fees and charges. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



                                    Accumulator(R) at a glance -- key features 9

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract, make certain
withdrawals or apply your cash value to certain payout options).(1)                         7.00%
Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                                      $ 350
------------------------------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks                                                                 1.10%(2)
Administrative                                                                              0.25%
                                                                                            -------
Total Separate account annual expenses                                                      1.35%
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect the optional benefit
------------------------------------------------------------------------------------------------------------------------------------

baseBUILDER benefit charge(3) (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date
anniversary for which the benefit is in effect)                                             0.30%
------------------------------------------------------------------------------------------------------------------------------------
Protection Plus(SM) benefit charge (calculated as a percentage of the account value. Deducted annually on each contract date anniver-
sary for which the benefit is in effect)                                                    0.20%


10 Fee table

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.



------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees,         ------     -------
and/or other expenses) (4)                                                         0.63%      1.72%



This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



---------------------------------------------------------------------------------------
                                           Manage-                       Other
Portfolio Name                          ment Fees(5)  12b-1 Fees(6)   Expenses(7)
---------------------------------------------------------------------------------------
AXA Premier VIP Trust:
---------------------------------------------------------------------------------------
AXA Aggressive Allocation                 0.10%          0.25%            0.17%
AXA Conservative Allocation               0.10%          0.25%            0.21%
AXA Conservative-Plus Allocation          0.10%          0.25%            0.19%
AXA Moderate Allocation                   0.10%          0.25%            0.17%
AXA Moderate-Plus Allocation              0.10%          0.25%            0.17%
Multimanager Aggressive Equity            0.60%          0.25%            0.19%
Multimanager Core Bond                    0.58%          0.25%            0.18%
Multimanager Health Care                  1.20%          0.25%            0.23%
Multimanager High Yield                   0.57%          0.25%            0.19%
Multimanager International Equity         1.00%          0.25%            0.23%
Multimanager Large Cap Core Equity        0.89%          0.25%            0.21%
Multimanager Large Cap Growth             0.90%          0.25%            0.22%
Multimanager Large Cap Value              0.87%          0.25%            0.20%
Multimanager Mid Cap Growth               1.10%          0.25%            0.20%
Multimanager Mid Cap Value                1.09%          0.25%            0.20%
Multimanager Small Cap Growth             1.05%          0.25%            0.27%
Multimanager Small Cap Value              1.03%          0.25%            0.18%
Multimanager Technology                   1.20%          0.25%            0.22%
---------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock         0.47%          0.25%            0.13%
EQ/AllianceBernstein Intermediate Gov-
 ernment Securities                       0.50%          0.25%            0.13%
EQ/AllianceBernstein International        0.71%          0.25%            0.18%
EQ/AllianceBernstein Large Cap Growth     0.90%          0.25%            0.13%
EQ/AllianceBernstein Quality Bond         0.50%          0.25%            0.14%
EQ/AllianceBernstein Small Cap Growth     0.74%          0.25%            0.13%
EQ/AllianceBernstein Value                0.59%          0.25%            0.12%
EQ/Ariel Appreciation II                  0.75%          0.25%            0.26%
EQ/BlackRock Basic Value Equity           0.55%          0.25%            0.13%
EQ/BlackRock International Value          0.81%          0.25%            0.19%
EQ/Boston Advisors Equity Income          0.75%          0.25%            0.14%
EQ/Calvert Socially Responsible           0.65%          0.25%            0.23%
EQ/Capital Guardian Growth                0.65%          0.25%            0.14%
EQ/Capital Guardian Research              0.63%          0.25%            0.13%
EQ/Caywood-Scholl High Yield Bond         0.60%          0.25%            0.16%
EQ/Davis New York Venture                 0.85%          0.25%            0.18%
EQ/Equity 500 Index                       0.25%          0.25%            0.13%
EQ/Evergreen International Bond           0.70%          0.25%            0.17%
EQ/Evergreen Omega                        0.65%          0.25%            0.25%
EQ/FI Mid Cap                             0.68%          0.25%            0.13%
EQ/Franklin Income                        0.90%          0.25%            0.15%
EQ/Franklin Small Cap Value               0.90%          0.25%            0.18%
EQ/Franklin Templeton Founding Strategy   0.05%          0.25%            0.22%

------------------------------------------------------------------------------------------------------------
                                          Acquired
                                          Fund Fees     Total Annual
                                             and          Expenses       Fee Waivers         Net
                                          Expenses        (Before     and/or Expense    Annual Expenses
                                        (Underlying       Expense       Reimburse-       After Expense
Portfolio Name                         Portfolios)(8)   Limitations)      ments(9)        Limitations
------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                 0.92%            1.44%          (0.17)%            1.27%
AXA Conservative Allocation               0.69%            1.25%          (0.21)%            1.04%
AXA Conservative-Plus Allocation          0.76%            1.30%          (0.19)%            1.11%
AXA Moderate Allocation                   0.82%            1.34%          (0.17)%            1.17%
AXA Moderate-Plus Allocation              0.86%            1.38%          (0.17)%            1.21%
Multimanager Aggressive Equity              --             1.04%             --              1.04%
Multimanager Core Bond                      --             1.01%          (0.01)%            1.00%
Multimanager Health Care                    --             1.68%           0.00%             1.68%
Multimanager High Yield                     --             1.01%             --              1.01%
Multimanager International Equity           --             1.48%           0.00%             1.48%
Multimanager Large Cap Core Equity          --             1.35%           0.00%             1.35%
Multimanager Large Cap Growth               --             1.37%          (0.02)%            1.35%
Multimanager Large Cap Value                --             1.32%           0.00%             1.32%
Multimanager Mid Cap Growth                 --             1.55%           0.00%             1.55%
Multimanager Mid Cap Value                  --             1.54%           0.00%             1.54%
Multimanager Small Cap Growth               --             1.57%          (0.02)%            1.55%
Multimanager Small Cap Value                --             1.46%           0.00%             1.46%
Multimanager Technology                   0.01%            1.68%           0.00%             1.68%
------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock           --             0.85%             --              0.85%
EQ/AllianceBernstein Intermediate Gov-
 ernment Securities                         --             0.88%             --              0.88%
EQ/AllianceBernstein International          --             1.14%          (0.04)%            1.10%
EQ/AllianceBernstein Large Cap Growth       --             1.28%          (0.23)%            1.05%
EQ/AllianceBernstein Quality Bond           --             0.89%             --              0.89%
EQ/AllianceBernstein Small Cap Growth       --             1.12%             --              1.12%
EQ/AllianceBernstein Value                  --             0.96%          (0.01)%            0.95%
EQ/Ariel Appreciation II                    --             1.26%          (0.11)%            1.15%
EQ/BlackRock Basic Value Equity             --             0.93%           0.00%             0.93%
EQ/BlackRock International Value            --             1.25%           0.00%             1.25%
EQ/Boston Advisors Equity Income            --             1.14%          (0.09)%            1.05%
EQ/Calvert Socially Responsible             --             1.13%          (0.08)%            1.05%
EQ/Capital Guardian Growth                0.01%            1.05%          (0.09)%            0.96%
EQ/Capital Guardian Research                --             1.01%          (0.06)%            0.95%
EQ/Caywood-Scholl High Yield Bond           --             1.01%          (0.01)%            1.00%
EQ/Davis New York Venture                   --             1.28%           0.00%             1.28%
EQ/Equity 500 Index                         --             0.63%             --              0.63%
EQ/Evergreen International Bond             --             1.12%           0.00%             1.12%
EQ/Evergreen Omega                          --             1.15%           0.00%             1.15%
EQ/FI Mid Cap                               --             1.06%          (0.06)%            1.00%
EQ/Franklin Income                          --             1.30%           0.00%             1.30%
EQ/Franklin Small Cap Value                 --             1.33%          (0.03)%            1.30%
EQ/Franklin Templeton Founding Strategy   1.05%            1.57%          (0.12)%            1.45%(10)


                                                                    Fee table 11

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.


-------------------------------------------------------------------------------------
                                           Manage-                       Other
Portfolio Name                          ment Fees(5)  12b-1 Fees(6)   Expenses(7)
-------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions        0.90%          0.25%            0.19%
EQ/GAMCO Small Company Value             0.76%          0.25%            0.12%
EQ/International Core PLUS               0.60%          0.25%            0.30%
EQ/International Growth                  0.85%          0.25%            0.27%
EQ/JPMorgan Core Bond                    0.43%          0.25%            0.13%
EQ/JPMorgan Value Opportunities          0.60%          0.25%            0.14%
EQ/Large Cap Core PLUS                   0.50%          0.25%            0.25%
EQ/Large Cap Growth PLUS                 0.50%          0.25%            0.24%
EQ/Legg Mason Value Equity               0.65%          0.25%            0.17%
EQ/Long Term Bond                        0.40%          0.25%            0.13%
EQ/Lord Abbett Growth and Income         0.65%          0.25%            0.16%
EQ/Lord Abbett Large Cap Core            0.65%          0.25%            0.21%
EQ/Lord Abbett Mid Cap Value             0.70%          0.25%            0.15%
EQ/Marsico Focus                         0.85%          0.25%            0.13%
EQ/Mid Cap Value PLUS                    0.55%          0.25%            0.24%
EQ/Money Market                          0.32%          0.25%            0.13%
EQ/Montag & Caldwell Growth              0.75%          0.25%            0.15%
EQ/Mutual Shares                         0.90%          0.25%            0.21%
EQ/Oppenheimer Global                    0.95%          0.25%            0.51%
EQ/Oppenheimer Main Street Opportunity   0.85%          0.25%            0.45%
EQ/Oppenheimer Main Street Small Cap     0.90%          0.25%            0.48%
EQ/PIMCO Real Return                     0.55%          0.25%            0.14%
EQ/Short Duration Bond                   0.43%          0.25%            0.15%
EQ/Small Company Index                   0.25%          0.25%            0.14%
EQ/T. Rowe Price Growth Stock            0.79%          0.25%            0.14%
EQ/Templeton Growth                      0.95%          0.25%            0.20%
EQ/UBS Growth and Income                 0.75%          0.25%            0.16%
EQ/Van Kampen Comstock                   0.65%          0.25%            0.15%
EQ/Van Kampen Emerging Markets Equity    1.11%          0.25%            0.28%
EQ/Van Kampen Mid Cap Growth             0.70%          0.25%            0.15%

------------------------------------------------------------------------------------------------------------
                                          Acquired
                                          Fund Fees     Total Annual
                                             and          Expenses       Fee Waivers         Net
                                          Expenses        (Before     and/or Expense    Annual Expenses
                                        (Underlying       Expense       Reimburse-       After Expense
Portfolio Name                         Portfolios)(8)   Limitations)      ments(9)        Limitations
------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions          --             1.34%            0.00%          1.34%
EQ/GAMCO Small Company Value               --             1.13%            0.00%          1.13%
EQ/International Core PLUS               0.04%            1.19%           (0.05)%         1.14%
EQ/International Growth                    --             1.37%            0.00%          1.37%
EQ/JPMorgan Core Bond                      --             0.81%            0.00%          0.81%
EQ/JPMorgan Value Opportunities            --             0.99%           (0.04)%         0.95%
EQ/Large Cap Core PLUS                   0.02%            1.02%           (0.05)%         0.97%
EQ/Large Cap Growth PLUS                 0.02%            1.01%           (0.04)%         0.97%
EQ/Legg Mason Value Equity                 --             1.07%           (0.07)%         1.00%
EQ/Long Term Bond                          --             0.78%            0.00%          0.78%
EQ/Lord Abbett Growth and Income           --             1.06%           (0.06)%         1.00%
EQ/Lord Abbett Large Cap Core              --             1.11%           (0.11)%         1.00%
EQ/Lord Abbett Mid Cap Value               --             1.10%           (0.05)%         1.05%
EQ/Marsico Focus                           --             1.23%           (0.08)%         1.15%
EQ/Mid Cap Value PLUS                    0.02%            1.06%           (0.04)%         1.02%
EQ/Money Market                            --             0.70%              --           0.70%
EQ/Montag & Caldwell Growth                --             1.15%            0.00%          1.15%
EQ/Mutual Shares                           --             1.36%           (0.06)%         1.30%
EQ/Oppenheimer Global                    0.01%            1.72%           (0.36)%         1.36%
EQ/Oppenheimer Main Street Opportunity   0.01%            1.56%           (0.25)%         1.31%
EQ/Oppenheimer Main Street Small Cap     0.01%            1.64%           (0.33)%         1.31%
EQ/PIMCO Real Return                       --             0.94%           (0.04)%         0.90%
EQ/Short Duration Bond                     --             0.83%            0.00%          0.83%
EQ/Small Company Index                     --             0.64%            0.00%          0.64%
EQ/T. Rowe Price Growth Stock              --             1.18%           (0.03)%         1.15%
EQ/Templeton Growth                        --             1.40%           (0.05)%         1.35%
EQ/UBS Growth and Income                   --             1.16%           (0.11)%         1.05%
EQ/Van Kampen Comstock                     --             1.05%           (0.05)%         1.00%
EQ/Van Kampen Emerging Markets Equity      --             1.64%            0.00%          1.64%
EQ/Van Kampen Mid Cap Growth               --             1.10%           (0.05)%         1.05%


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is             Contract
     determined by the contract year in which you           Year
     make the withdrawal or surrender your contract.        1 .........7.00%
     For each contribution, we consider the                 2 .........6.00%
     contract year in which we receive that                 3 .........5.00%
     contribution to be "contract year 1")                  4 .........4.00%
                                                            5 .........3.00%
                                                            6 .........2.00%
                                                            7 .........1.00%
                                                            8+.........0.00%


(2) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(3) The baseBUILDER benefit charge is 0.15% if the 5% Roll-Up to age 70 was elected.

(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.

(5) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnotes (9) and (10) for any expense limitation agreement information.

(6) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(7) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnotes (9) and (10) for any expense limitation agreement information.

(8) Each of these variable investment options invest in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (the "underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(9) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this agreement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the



12 Fee table
     operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:



     ---------------------------------------------
     Portfolio Name
     ---------------------------------------------
     Multimanager Aggressive Equity          0.97%
     Multimanager Health Care                1.67%
     Multimanager Large Cap Core Equity      1.34%
     Multimanager Large Cap Growth           1.29%
     Multimanager Large Cap Value            1.26%
     Multimanager Mid Cap Growth             1.52%
     Multimanager Mid Cap Value              1.53%
     Multimanager Small Cap Growth           1.35%
     Multimanager Small Cap Value            1.45%
     Multimanager Technology                 1.67%
     EQ/AllianceBernstein Common Stock       0.84%
     EQ/AllianceBernstein Large Cap Growth   1.03%
     EQ/AllianceBernstein Small Cap Growth   1.11%
     EQ/AllianceBernstein Value              0.87%
     EQ/Ariel Appreciation II                1.09%
     EQ/BlackRock Basic Value Equity         0.92%
     EQ/Davis New York Venture               1.25%
     EQ/Evergreen Omega                      1.12%
     EQ/GAMCO Mergers and Acquisitions       1.33%
     EQ/GAMCO Small Company Value            1.10%
     EQ/International Core PLUS              1.05%
     EQ/Large Cap Core PLUS                  0.83%
     EQ/Large Cap Growth PLUS                0.82%
     EQ/Legg Mason Value Equity              0.97%
     EQ/Lord Abbett Growth and Income        0.98%
     EQ/Lord Abbett Large Cap Core           0.99%
     EQ/Lord Abbett Mid Cap Value            1.04%
     EQ/Mid Cap Value PLUS                   0.81%
     EQ/Montag & Caldwell Growth             1.13%
     EQ/T. Rowe Price Growth Stock           0.87%
     EQ/UBS Growth and Income                1.04%
     EQ/Van Kampen Comstock                  0.99%
     EQ/Van Kampen Mid Cap Growth            1.04%
     ---------------------------------------------



(10) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and administration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner, who has elected baseBUILDER and Protection Plus(SM) would pay in the situations illustrated. Since the Protection Plus(SM) feature only applies under certain contracts, expenses would be lower for contracts that do not have Protection Plus(SM).


The fixed maturity options and the 12 month dollar cost averaging program are not covered by the example. However, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 13

                                                   If you surrender your contract at the end of the
                                                                applicable time period
                                              --------------------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,045.00     $ 1,556.00     $ 2,093.00     $ 3,759.00
AXA Conservative Allocation                   $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
AXA Conservative-Plus Allocation              $ 1,031.00     $ 1,512.00     $ 2,021.00     $ 3,623.00
AXA Moderate Allocation                       $ 1,035.00     $ 1,525.00     $ 2,042.00     $ 3,662.00
AXA Moderate-Plus Allocation                  $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
Multimanager Aggressive Equity                $ 1,003.00     $ 1,431.00     $ 1,888.00     $ 3,366.00
Multimanager Core Bond                        $ 1,000.00     $ 1,422.00     $ 1,873.00     $ 3,335.00
Multimanager Health Care                      $ 1,071.00     $ 1,630.00     $ 2,214.00     $ 3,987.00
Multimanager High Yield                       $ 1,000.00     $ 1,422.00     $ 1,873.00     $ 3,335.00
Multimanager International Equity             $ 1,050.00     $ 1,568.00     $ 2,113.00     $ 3,797.00
Multimanager Large Cap Core Equity            $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
Multimanager Large Cap Growth                 $ 1,038.00     $ 1,534.00     $ 2,057.00     $ 3,691.00
Multimanager Large Cap Value                  $ 1,033.00     $ 1,519.00     $ 2,032.00     $ 3,642.00
Multimanager Mid Cap Growth                   $ 1,057.00     $ 1,590.00     $ 2,148.00     $ 3,864.00
Multimanager Mid Cap Value                    $ 1,056.00     $ 1,587.00     $ 2,143.00     $ 3,854.00
Multimanager Small Cap Growth                 $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
Multimanager Small Cap Value                  $ 1,048.00     $ 1,562.00     $ 2,103.00     $ 3,778.00
Multimanager Technology                       $ 1,071.00     $ 1,630.00     $ 2,214.00     $ 3,987.00
------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $   983.00     $ 1,372.00     $ 1,790.00     $ 3,173.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $   987.00     $ 1,381.00     $ 1,805.00     $ 3,204.00
EQ/AllianceBernstein International            $ 1,014.00     $ 1,462.00     $ 1,940.00     $ 3,465.00
EQ/AllianceBernstein Large Cap Growth         $ 1,029.00     $ 1,506.00     $ 2,011.00     $ 3,603.00
EQ/AllianceBernstein Quality Bond             $   988.00     $ 1,384.00     $ 1,810.00     $ 3,214.00
EQ/AllianceBernstein Small Cap Growth         $ 1,012.00     $ 1,456.00     $ 1,929.00     $ 3,446.00
EQ/AllianceBernstein Value                    $   995.00     $ 1,406.00     $ 1,847.00     $ 3,285.00
EQ/Ariel Appreciation II                      $ 1,027.00     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/BlackRock Basic Value Equity               $   992.00     $ 1,397.00     $ 1,831.00     $ 3,255.00
EQ/BlackRock International Value              $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
EQ/Boston Advisors Equity Income              $ 1,014.00     $ 1,462.00     $ 1,940.00     $ 3,465.00
EQ/Calvert Socially Responsible               $ 1,013.00     $ 1,459.00     $ 1,934.00     $ 3,455.00
EQ/Capital Guardian Growth                    $ 1,005.00     $ 1,434.00     $ 1,893.00     $ 3,376.00
EQ/Capital Guardian Research                  $ 1,000.00     $ 1,422.00     $ 1,873.00     $ 3,335.00
EQ/Caywood-Scholl High Yield Bond             $ 1,000.00     $ 1,422.00     $ 1,873.00     $ 3,335.00
EQ/Davis New York Venture                     $ 1,029.00     $ 1,506.00     $ 2,011.00     $ 3,603.00
EQ/Equity 500 Index                           $   960.00     $ 1,303.00     $ 1,675.00     $ 2,946.00
EQ/Evergreen International Bond               $ 1,012.00     $ 1,456.00     $ 1,929.00     $ 3,446.00
EQ/Evergreen Omega                            $ 1,015.00     $ 1,466.00     $ 1,945.00     $ 3,475.00
EQ/FI Mid Cap                                 $ 1,006.00     $ 1,438.00     $ 1,898.00     $ 3,386.00
EQ/Franklin Income                            $ 1,031.00     $ 1,512.00     $ 2,021.00     $ 3,623.00


                                                If you annuitize at the end of the applicable time      If you do not surrender
                                              period and select a non-life contingent period certain  your contract at the end of
                                                     annuity option with less than five years          the applicable time period
                                              -----------------------------------------------------------------------------------
                                                1 year      3 years        5 years        10 years        1 year       3 years
---------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        N/A      $ 1,556.00     $ 2,093.00     $ 3,759.00       $ 345.00     $ 1,056.00
AXA Conservative Allocation                      N/A      $ 1,497.00     $ 1,996.00     $ 3,574.00       $ 326.00     $   997.00
AXA Conservative-Plus Allocation                 N/A      $ 1,512.00     $ 2,021.00     $ 3,623.00       $ 331.00     $ 1,012.00
AXA Moderate Allocation                          N/A      $ 1,525.00     $ 2,042.00     $ 3,662.00       $ 335.00     $ 1,025.00
AXA Moderate-Plus Allocation                     N/A      $ 1,537.00     $ 2,062.00     $ 3,701.00       $ 339.00     $ 1,037.00
Multimanager Aggressive Equity                   N/A      $ 1,431.00     $ 1,888.00     $ 3,366.00       $ 303.00     $   931.00
Multimanager Core Bond                           N/A      $ 1,422.00     $ 1,873.00     $ 3,335.00       $ 300.00     $   922.00
Multimanager Health Care                         N/A      $ 1,630.00     $ 2,214.00     $ 3,987.00       $ 371.00     $ 1,130.00
Multimanager High Yield                          N/A      $ 1,422.00     $ 1,873.00     $ 3,335.00       $ 300.00     $   922.00
Multimanager International Equity                N/A      $ 1,568.00     $ 2,113.00     $ 3,797.00       $ 350.00     $ 1,068.00
Multimanager Large Cap Core Equity               N/A      $ 1,528.00     $ 2,047.00     $ 3,672.00       $ 336.00     $ 1,028.00
Multimanager Large Cap Growth                    N/A      $ 1,534.00     $ 2,057.00     $ 3,691.00       $ 338.00     $ 1,034.00
Multimanager Large Cap Value                     N/A      $ 1,519.00     $ 2,032.00     $ 3,642.00       $ 333.00     $ 1,019.00
Multimanager Mid Cap Growth                      N/A      $ 1,590.00     $ 2,148.00     $ 3,864.00       $ 357.00     $ 1,090.00
Multimanager Mid Cap Value                       N/A      $ 1,587.00     $ 2,143.00     $ 3,854.00       $ 356.00     $ 1,087.00
Multimanager Small Cap Growth                    N/A      $ 1,596.00     $ 2,158.00     $ 3,883.00       $ 359.00     $ 1,096.00
Multimanager Small Cap Value                     N/A      $ 1,562.00     $ 2,103.00     $ 3,778.00       $ 348.00     $ 1,062.00
Multimanager Technology                          N/A      $ 1,630.00     $ 2,214.00     $ 3,987.00       $ 371.00     $ 1,130.00
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                N/A      $ 1,372.00     $ 1,790.00     $ 3,173.00       $ 283.00     $   872.00
EQ/AllianceBernstein Intermediate Government
 Securities                                      N/A      $ 1,381.00     $ 1,805.00     $ 3,204.00       $ 287.00     $   881.00
EQ/AllianceBernstein International               N/A      $ 1,462.00     $ 1,940.00     $ 3,465.00       $ 314.00     $   962.00
EQ/AllianceBernstein Large Cap Growth            N/A      $ 1,506.00     $ 2,011.00     $ 3,603.00       $ 329.00     $ 1,006.00
EQ/AllianceBernstein Quality Bond                N/A      $ 1,384.00     $ 1,810.00     $ 3,214.00       $ 288.00     $   884.00
EQ/AllianceBernstein Small Cap Growth            N/A      $ 1,456.00     $ 1,929.00     $ 3,446.00       $ 312.00     $   956.00
EQ/AllianceBernstein Value                       N/A      $ 1,406.00     $ 1,847.00     $ 3,285.00       $ 295.00     $   906.00
EQ/Ariel Appreciation II                         N/A      $ 1,500.00     $ 2,001.00     $ 3,584.00       $ 327.00     $ 1,000.00
EQ/BlackRock Basic Value Equity                  N/A      $ 1,397.00     $ 1,831.00     $ 3,255.00       $ 292.00     $   897.00
EQ/BlackRock International Value                 N/A      $ 1,497.00     $ 1,996.00     $ 3,574.00       $ 326.00     $   997.00
EQ/Boston Advisors Equity Income                 N/A      $ 1,462.00     $ 1,940.00     $ 3,465.00       $ 314.00     $   962.00
EQ/Calvert Socially Responsible                  N/A      $ 1,459.00     $ 1,934.00     $ 3,455.00       $ 313.00     $   959.00
EQ/Capital Guardian Growth                       N/A      $ 1,434.00     $ 1,893.00     $ 3,376.00       $ 304.00     $   934.00
EQ/Capital Guardian Research                     N/A      $ 1,422.00     $ 1,873.00     $ 3,335.00       $ 300.00     $   922.00
EQ/Caywood-Scholl High Yield Bond                N/A      $ 1,422.00     $ 1,873.00     $ 3,335.00       $ 300.00     $   922.00
EQ/Davis New York Venture                        N/A      $ 1,506.00     $ 2,011.00     $ 3,603.00       $ 329.00     $ 1,006.00
EQ/Equity 500 Index                              N/A      $ 1,303.00     $ 1,675.00     $ 2,946.00       $ 260.00     $   803.00
EQ/Evergreen International Bond                  N/A      $ 1,456.00     $ 1,929.00     $ 3,446.00       $ 312.00     $   956.00
EQ/Evergreen Omega                               N/A      $ 1,466.00     $ 1,945.00     $ 3,475.00       $ 315.00     $   966.00
EQ/FI Mid Cap                                    N/A      $ 1,438.00     $ 1,898.00     $ 3,386.00       $ 306.00     $   938.00
EQ/Franklin Income                               N/A      $ 1,512.00     $ 2,021.00     $ 3,623.00       $ 331.00     $ 1,012.00



                                                 If you do not surrender
                                               your contract at the end of
                                                the applicable time period
                                              ------------------------------
                                                  5 years        10 years
----------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,793.00     $ 3,759.00
AXA Conservative Allocation                   $ 1,696.00     $ 3,574.00
AXA Conservative-Plus Allocation              $ 1,721.00     $ 3,623.00
AXA Moderate Allocation                       $ 1,742.00     $ 3,662.00
AXA Moderate-Plus Allocation                  $ 1,762.00     $ 3,701.00
Multimanager Aggressive Equity                $ 1,588.00     $ 3,366.00
Multimanager Core Bond                        $ 1,573.00     $ 3,335.00
Multimanager Health Care                      $ 1,914.00     $ 3,987.00
Multimanager High Yield                       $ 1,573.00     $ 3,335.00
Multimanager International Equity             $ 1,813.00     $ 3,797.00
Multimanager Large Cap Core Equity            $ 1,747.00     $ 3,672.00
Multimanager Large Cap Growth                 $ 1,757.00     $ 3,691.00
Multimanager Large Cap Value                  $ 1,732.00     $ 3,642.00
Multimanager Mid Cap Growth                   $ 1,848.00     $ 3,864.00
Multimanager Mid Cap Value                    $ 1,843.00     $ 3,854.00
Multimanager Small Cap Growth                 $ 1,858.00     $ 3,883.00
Multimanager Small Cap Value                  $ 1,803.00     $ 3,778.00
Multimanager Technology                       $ 1,914.00     $ 3,987.00
----------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,490.00     $ 3,173.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,505.00     $ 3,204.00
EQ/AllianceBernstein International            $ 1,640.00     $ 3,465.00
EQ/AllianceBernstein Large Cap Growth         $ 1,711.00     $ 3,603.00
EQ/AllianceBernstein Quality Bond             $ 1,510.00     $ 3,214.00
EQ/AllianceBernstein Small Cap Growth         $ 1,629.00     $ 3,446.00
EQ/AllianceBernstein Value                    $ 1,547.00     $ 3,285.00
EQ/Ariel Appreciation II                      $ 1,701.00     $ 3,584.00
EQ/BlackRock Basic Value Equity               $ 1,531.00     $ 3,255.00
EQ/BlackRock International Value              $ 1,696.00     $ 3,574.00
EQ/Boston Advisors Equity Income              $ 1,640.00     $ 3,465.00
EQ/Calvert Socially Responsible               $ 1,634.00     $ 3,455.00
EQ/Capital Guardian Growth                    $ 1,593.00     $ 3,376.00
EQ/Capital Guardian Research                  $ 1,573.00     $ 3,335.00
EQ/Caywood-Scholl High Yield Bond             $ 1,573.00     $ 3,335.00
EQ/Davis New York Venture                     $ 1,711.00     $ 3,603.00
EQ/Equity 500 Index                           $ 1,375.00     $ 2,946.00
EQ/Evergreen International Bond               $ 1,629.00     $ 3,446.00
EQ/Evergreen Omega                            $ 1,645.00     $ 3,475.00
EQ/FI Mid Cap                                 $ 1,598.00     $ 3,386.00
EQ/Franklin Income                            $ 1,721.00     $ 3,623.00
----------------------------------------------------------------------------


14 Fee table

                                            If you surrender your contract at the end of the
                                                         applicable time period
                                          ------------------------------------------------------------
                                           1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value               $ 1,034.00     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/Franklin Templeton Founding Strategy   $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
EQ/GAMCO Mergers and Acquisitions         $ 1,035.00     $ 1,525.00     $ 2,042.00     $ 3,662.00
EQ/GAMCO Small Company Value              $ 1,013.00     $ 1,459.00     $ 1,934.00     $ 3,455.00
EQ/International Core PLUS                $ 1,019.00     $ 1,478.00     $ 1,965.00     $ 3,515.00
EQ/International Growth                   $ 1,038.00     $ 1,534.00     $ 2,057.00     $ 3,691.00
EQ/JPMorgan Core Bond                     $   979.00     $ 1,359.00     $ 1,769.00     $ 3,132.00
EQ/JPMorgan Value Opportunities           $   998.00     $ 1,416.00     $ 1,862.00     $ 3,315.00
EQ/Large Cap Core PLUS                    $ 1,001.00     $ 1,425.00     $ 1,878.00     $ 3,346.00
EQ/Large Cap Growth PLUS                  $ 1,000.00     $ 1,422.00     $ 1,873.00     $ 3,335.00
EQ/Legg Mason Value Equity                $ 1,007.00     $ 1,441.00     $ 1,904.00     $ 3,396.00
EQ/Long Term Bond                         $   976.00     $ 1,350.00     $ 1,753.00     $ 3,101.00
EQ/Lord Abbett Growth and Income          $ 1,006.00     $ 1,438.00     $ 1,898.00     $ 3,386.00
EQ/Lord Abbett Large Cap Core             $ 1,011.00     $ 1,453.00     $ 1,924.00     $ 3,436.00
EQ/Lord Abbett Mid Cap Value              $ 1,010.00     $ 1,450.00     $ 1,919.00     $ 3,426.00
EQ/Marsico Focus                          $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
EQ/Mid Cap Value PLUS                     $ 1,006.00     $ 1,438.00     $ 1,898.00     $ 3,386.00
EQ/Money Market                           $   968.00     $ 1,325.00     $ 1,711.00     $ 3,019.00
EQ/Montag & Caldwell Growth               $ 1,015.00     $ 1,466.00     $ 1,945.00     $ 3,475.00
EQ/Mutual Shares                          $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/Oppenheimer Global                     $ 1,075.00     $ 1,642.00     $ 2,234.00     $ 4,024.00
EQ/Oppenheimer Main Street Opportunity    $ 1,058.00     $ 1,593.00     $ 2,153.00     $ 3,873.00
EQ/Oppenheimer Main Street Small Cap      $ 1,066.00     $ 1,618.00     $ 2,194.00     $ 3,949.00
EQ/PIMCO Real Return                      $   993.00     $ 1,400.00     $ 1,836.00     $ 3,265.00
EQ/Short Duration Bond                    $   981.00     $ 1,365.00     $ 1,779.00     $ 3,153.00
EQ/Small Company Index                    $   961.00     $ 1,306.00     $ 1,680.00     $ 2,956.00
EQ/T. Rowe Price Growth Stock             $ 1,018.00     $ 1,475.00     $ 1,960.00     $ 3,505.00
EQ/Templeton Growth                       $ 1,041.00     $ 1,543.00     $ 2,072.00     $ 3,720.00
EQ/UBS Growth and Income                  $ 1,016.00     $ 1,469.00     $ 1,950.00     $ 3,485.00
EQ/Van Kampen Comstock                    $ 1,005.00     $ 1,434.00     $ 1,893.00     $ 3,376.00
EQ/Van Kampen Emerging Markets Equity     $ 1,066.00     $ 1,618.00     $ 2,194.00     $ 3,949.00
EQ/Van Kampen Mid Cap Growth              $ 1,010.00     $ 1,450.00     $ 1,919.00     $ 3,426.00


                                            If you annuitize at the end of the applicable time       If you do not surrender
                                          period and select a non-life contingent period certain  your contract at the end of
                                                 annuity option with less than five years          the applicable time period
                                          -----------------------------------------------------------------------------------
                                            1 year      3 years        5 years        10 years     1 year       3 years
-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value                 N/A     $ 1,522.00     $ 2,037.00     $ 3,652.00     $ 334.00     $ 1,022.00
EQ/Franklin Templeton Founding Strategy     N/A     $ 1,596.00     $ 2,158.00     $ 3,883.00     $ 359.00     $ 1,096.00
EQ/GAMCO Mergers and Acquisitions           N/A     $ 1,525.00     $ 2,042.00     $ 3,662.00     $ 335.00     $ 1,025.00
EQ/GAMCO Small Company Value                N/A     $ 1,459.00     $ 1,934.00     $ 3,455.00     $ 313.00     $   959.00
EQ/International Core PLUS                  N/A     $ 1,478.00     $ 1,965.00     $ 3,515.00     $ 319.00     $   978.00
EQ/International Growth                     N/A     $ 1,534.00     $ 2,057.00     $ 3,691.00     $ 338.00     $ 1,034.00
EQ/JPMorgan Core Bond                       N/A     $ 1,359.00     $ 1,769.00     $ 3,132.00     $ 279.00     $   859.00
EQ/JPMorgan Value Opportunities             N/A     $ 1,416.00     $ 1,862.00     $ 3,315.00     $ 298.00     $   916.00
EQ/Large Cap Core PLUS                      N/A     $ 1,425.00     $ 1,878.00     $ 3,346.00     $ 301.00     $   925.00
EQ/Large Cap Growth PLUS                    N/A     $ 1,422.00     $ 1,873.00     $ 3,335.00     $ 300.00     $   922.00
EQ/Legg Mason Value Equity                  N/A     $ 1,441.00     $ 1,904.00     $ 3,396.00     $ 307.00     $   941.00
EQ/Long Term Bond                           N/A     $ 1,350.00     $ 1,753.00     $ 3,101.00     $ 276.00     $   850.00
EQ/Lord Abbett Growth and Income            N/A     $ 1,438.00     $ 1,898.00     $ 3,386.00     $ 306.00     $   938.00
EQ/Lord Abbett Large Cap Core               N/A     $ 1,453.00     $ 1,924.00     $ 3,436.00     $ 311.00     $   953.00
EQ/Lord Abbett Mid Cap Value                N/A     $ 1,450.00     $ 1,919.00     $ 3,426.00     $ 310.00     $   950.00
EQ/Marsico Focus                            N/A     $ 1,491.00     $ 1,986.00     $ 3,554.00     $ 323.00     $   991.00
EQ/Mid Cap Value PLUS                       N/A     $ 1,438.00     $ 1,898.00     $ 3,386.00     $ 306.00     $   938.00
EQ/Money Market                             N/A     $ 1,325.00     $ 1,711.00     $ 3,019.00     $ 268.00     $   825.00
EQ/Montag & Caldwell Growth                 N/A     $ 1,466.00     $ 1,945.00     $ 3,475.00     $ 315.00     $   966.00
EQ/Mutual Shares                            N/A     $ 1,531.00     $ 2,052.00     $ 3,681.00     $ 337.00     $ 1,031.00
EQ/Oppenheimer Global                       N/A     $ 1,642.00     $ 2,234.00     $ 4,024.00     $ 375.00     $ 1,142.00
EQ/Oppenheimer Main Street Opportunity      N/A     $ 1,593.00     $ 2,153.00     $ 3,873.00     $ 358.00     $ 1,093.00
EQ/Oppenheimer Main Street Small Cap        N/A     $ 1,618.00     $ 2,194.00     $ 3,949.00     $ 366.00     $ 1,118.00
EQ/PIMCO Real Return                        N/A     $ 1,400.00     $ 1,836.00     $ 3,265.00     $ 293.00     $   900.00
EQ/Short Duration Bond                      N/A     $ 1,365.00     $ 1,779.00     $ 3,153.00     $ 281.00     $   865.00
EQ/Small Company Index                      N/A     $ 1,306.00     $ 1,680.00     $ 2,956.00     $ 261.00     $   806.00
EQ/T. Rowe Price Growth Stock               N/A     $ 1,475.00     $ 1,960.00     $ 3,505.00     $ 318.00     $   975.00
EQ/Templeton Growth                         N/A     $ 1,543.00     $ 2,072.00     $ 3,720.00     $ 341.00     $ 1,043.00
EQ/UBS Growth and Income                    N/A     $ 1,469.00     $ 1,950.00     $ 3,485.00     $ 316.00     $   969.00
EQ/Van Kampen Comstock                      N/A     $ 1,434.00     $ 1,893.00     $ 3,376.00     $ 304.00     $   934.00
EQ/Van Kampen Emerging Markets Equity       N/A     $ 1,618.00     $ 2,194.00     $ 3,949.00     $ 366.00     $ 1,118.00
EQ/Van Kampen Mid Cap Growth                N/A     $ 1,450.00     $ 1,919.00     $ 3,426.00     $ 310.00     $   950.00




                                            If you do not surrender
                                         your contract at the end of the
                                           applicable time period
                                         -------------------------------
                                            5 years        10 years
------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------
EQ/Franklin Small Cap Value               $ 1,737.00     $ 3,652.00
EQ/Franklin Templeton Founding Strategy   $ 1,858.00     $ 3,883.00
EQ/GAMCO Mergers and Acquisitions         $ 1,742.00     $ 3,662.00
EQ/GAMCO Small Company Value              $ 1,634.00     $ 3,455.00
EQ/International Core PLUS                $ 1,665.00     $ 3,515.00
EQ/International Growth                   $ 1,757.00     $ 3,691.00
EQ/JPMorgan Core Bond                     $ 1,469.00     $ 3,132.00
EQ/JPMorgan Value Opportunities           $ 1,562.00     $ 3,315.00
EQ/Large Cap Core PLUS                    $ 1,578.00     $ 3,346.00
EQ/Large Cap Growth PLUS                  $ 1,573.00     $ 3,335.00
EQ/Legg Mason Value Equity                $ 1,604.00     $ 3,396.00
EQ/Long Term Bond                         $ 1,453.00     $ 3,101.00
EQ/Lord Abbett Growth and Income          $ 1,598.00     $ 3,386.00
EQ/Lord Abbett Large Cap Core             $ 1,624.00     $ 3,436.00
EQ/Lord Abbett Mid Cap Value              $ 1,619.00     $ 3,426.00
EQ/Marsico Focus                          $ 1,686.00     $ 3,554.00
EQ/Mid Cap Value PLUS                     $ 1,598.00     $ 3,386.00
EQ/Money Market                           $ 1,411.00     $ 3,019.00
EQ/Montag & Caldwell Growth               $ 1,645.00     $ 3,475.00
EQ/Mutual Shares                          $ 1,752.00     $ 3,681.00
EQ/Oppenheimer Global                     $ 1,934.00     $ 4,024.00
EQ/Oppenheimer Main Street Opportunity    $ 1,853.00     $ 3,873.00
EQ/Oppenheimer Main Street Small Cap      $ 1,894.00     $ 3,949.00
EQ/PIMCO Real Return                      $ 1,536.00     $ 3,265.00
EQ/Short Duration Bond                    $ 1,479.00     $ 3,153.00
EQ/Small Company Index                    $ 1,380.00     $ 2,956.00
EQ/T. Rowe Price Growth Stock             $ 1,660.00     $ 3,505.00
EQ/Templeton Growth                       $ 1,772.00     $ 3,720.00
EQ/UBS Growth and Income                  $ 1,650.00     $ 3,485.00
EQ/Van Kampen Comstock                    $ 1,593.00     $ 3,376.00
EQ/Van Kampen Emerging Markets Equity     $ 1,894.00     $ 3,949.00
EQ/Van Kampen Mid Cap Growth              $ 1,619.00     $ 3,426.00


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

                                                                    Fee table 15

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2007.



16 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract. Initial contribution amounts are provided for informational purposes only. This contract is no longer available to new purchasers.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts that you own would then total more than $2,500,000.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                  Annuitant       Minimum
 Contract type   issue ages      contributions                    Source of contributions      Limitations on contributions
-----------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 83    o $1,000 (additional)            o After-tax money.               o No additional contributions
                                 o $100 monthly and $300          o Paid to us by check              may be made after attain-
                                   quarterly under our auto-        or transfer of                   ment of age 84, or, if later,
                                   matic investment program         contract value in a              the first contract date anni-
                                   (additional)                     tax-deferred exchange            versary.
                                                                    under Section 1035 of
                                                                    the Internal Revenue
                                                                    Code
-----------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 83   o $50 (additional)               o Eligible rollover distribu-    o No additional contributions
                                                                    tions from 403(b) plans,         may be made after attain-
                                                                    qualified plans, and govern-     ment of age 84, or, if later,
                                                                    mental employer 457(b)           the first contract date
                                                                    plans.                           anniversary.

                                                                  o Rollovers from another         o Contributions after age 70-1/2
                                                                    traditional individual retire    must be net of required
                                                                    ment arrangement.                minimum distributions.

                                                                  o Direct custodian-to-           o Although we accept regular
                                                                    custodian transfers from         IRA contributions (limited to
                                                                    another traditional indi-        $5,000) under rollover IRA
                                                                    vidual retirement                contracts, we intend that
                                                                    arrangement.                     this contract be used pri-
                                                                                                     marily for rollover and direct
                                                                  o Regular IRA contributions.       transfer contributions.

                                                                  o Additional catch-up            o Additional catch-up contri-
                                                                    contributions.                   butions of up to $1,000 can
                                                                                                     be made where the owner is
                                                                                                     at least age 50 but under
                                                                                                     age 70-1/2 at any time during
                                                                                                     the calendar year for which
                                                                                                     the contribution is made.
-----------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 17

-----------------------------------------------------------------------------------------------------------------------------------
                  Annuitant       Minimum
 Contract type   issue ages      contributions                    Source of contributions      Limitations on contributions
-----------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 83            o $50 (additional)     o Rollovers from another     o No additional contributions
IRA                                                                 Roth IRA.                    may be made after attain-
                                                                                                 ment of age 84, or, if later,
                                                                  o Rollovers from a "desig-     the first contract date
                                                                    nated Roth contribution      anniversary.
                                                                    account" under a 401(k)
                                                                    plan or 403(b) plan.       o Conversion rollovers after
                                                                                                 age 70-1/2 must be net of
                                                                  o Conversion rollovers from    required minimum distribu-
                                                                    a traditional IRA or other   tions for the traditional IRA
                                                                    eligible retirement plan.    or other eligible retirement
                                                                                                 plan which is the source of
                                                                  o Direct transfers from        the conversion rollover.
                                                                    another Roth IRA.
                                                                                               o You cannot roll over funds
                                                                  o Regular Roth IRA             from a traditional IRA or
                                                                    contributions.               other eligible retirement
                                                                                                 plan if your adjusted gross
                                                                  o Additional catch-up contri-  income is $100,000 or more.
                                                                    bution
                                                                                               o Although we accept regular
                                                                                                 Roth IRA contributions (lim-
                                                                                                 ited to $5,000) under Roth
                                                                                                 IRA contracts, we intend
                                                                                                 that this contract be used
                                                                                                 primarily for rollover and
                                                                                                 direct transfer contributions.

                                                                                               o Additional catch-up contri-
                                                                                                 butions of up to $1,000 can
                                                                                                 be made where the owner is
                                                                                                 at least age 50 at any time
                                                                                                 during the calendar year for
                                                                                                 which the contribution is
                                                                                                 made.
-----------------------------------------------------------------------------------------------------------------------------------
Rollover TSA      20 through 83            o $1,000 (additional)  o With documentation of      o No additional contributions
                                                                    employer or plan approval,   may be made after attain-
                                                                    and limited to pre-tax       ment of age 84, or, if later,
                                                                    funds, direct plan-to-plan   the first contract date
                                                                    transfers from another       anniversary.
                                                                    403(b) plan or contract
                                                                    exchanges from another     o Rollover or direct transfer
                                                                    403(b) contract under the    contributions after age 70-1/2
                                                                    same plan.                   must be net of any required
                                                                                                 minimum distributions.
                                                                  o With documentation of
                                                                    employer or plan approval, o We do not accept employer-
                                                                    and limited to pre-tax       remitted contributions.
                                                                    funds, eligible rollover
                                                                    distributions from other   o We do not accept after-tax
                                                                    403(b) plans, qualified      contributions, including des-
                                                                    plans, governmental          ignated Roth contributions.
                                                                    employer 457(b) plans
                                                                    or traditional IRAs.
-----------------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
                  Annuitant       Minimum
 Contract type   issue ages      contributions                    Source of contributions      Limitations on contributions
-----------------------------------------------------------------------------------------------------------------------------------
QP               20 through 75         o $1,000 (additional)      o Only transfer contribu-    o A separate QP contract must
                                                                    tions from other invest-     be established for each plan
                                                                    ments within an existing     participant.
                                                                    defined contribution
                                                                    qualified plan trust.      o We do not accept regular
                                                                                                 ongoing payroll contribu-
                                                                  o The plan must be qualified   tions or contributions
                                                                    under Section 401(a) of the  directly from the employer.
                                                                    Internal Revenue Code.
                                                                                               o Only one additional transfer
                                                                  o For 401(k) plans, trans-     contribution may be made
                                                                    ferred contributions may     during a contract year.
                                                                    not include any after-tax
                                                                    contributions, including   o No additional transfer con-
                                                                    designated Roth contribu-    tributions may be made after
                                                                    tions.                       attainment of age 76, or, if
                                                                                                 later, the first contract date
                                                                                                 anniversary.

                                                                                               o Contributions after age 70-1/2
                                                                                                 must be net of any required
                                                                                                 minimum distributions.



See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.



                                               Contract features and benefits 19

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.



PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

If you purchased this contract to fund a charitable remainder trust, the Guaranteed minimum income benefit, generally, was not available to you. Subject to our rules, the baseBUILDER benefit may have been available. You should strongly consider "split-funding"; that is, the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of your guaranteed benefits. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. These methods of payment are discussed in detail in "More information" later in this Prospectus.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options and the fixed maturity options.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers.



20  Contract features and benefits

PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                      Investment Manager (or Sub-Adviser(s)
Portfolio Name                 Objective                                                   applicable)
-------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                        o AXA Equitable
-------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                        o AXA Equitable
-------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a           o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.     o AXA Equitable
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,     o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                                 o AllianceBernstein L.P.
EQUITY
                                                                                           o ClearBridge Advisors, LLC

                                                                                           o Legg Mason Capital Management, Inc.

                                                                                           o Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital         o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                           o Pacific Investment Management Company
                                                                                             LLC
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                                 o Invesco Aim Capital Management, Inc.

                                                                                           o RCM Capital Management LLC

                                                                                           o Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current           o Pacific Investment Management Company
                              income and capital appreciation.                               LLC

                                                                                           o Post Advisory Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                                 o AllianceBernstein L.P.
 EQUITY
                                                                                           o JPMorgan Investment Management Inc.

                                                                                           o Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                                 o AllianceBernstein L.P.
 CORE EQUITY
                                                                                           o Janus Capital Management LLC

                                                                                           o Thornburg Investment Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 21

-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                      Investment Manager (or Sub-Adviser(s)
Portfolio Name                 Objective                                                   applicable)
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                               o RCM Capital Management LLC
GROWTH
                                                                                          o TCW Investment Management Company

                                                                                          o TCW Investment Management Company
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                               o AllianceBernstein L.P.
 VALUE
                                                                                          o Institutional Capital LLC

                                                                                          o MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                               o AllianceBernstein L.P.
 GROWTH
                                                                                          o Franklin Advisers, Inc.

                                                                                          o Provident Investment Counsel, Inc.
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                               o AXA Rosenberg Investment Management LLC

                                                                                          o TCW Investment Management Company

                                                                                          o Wellington Management Company, LLP
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                               o Eagle Asset Management, Inc.
 GROWTH
                                                                                          o Wells Capital Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                               o Franklin Advisory Services, LLC
 VALUE
                                                                                          o Lazard Asset Management LLC
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                               o Firsthand Capital Management, Inc.

                                                                                          o RCM Capital Management LLC

                                                                                          o Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s)
Portfolio Name                  Objective                                                 applicable)
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 MON STOCK
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 NATIONAL
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                     o AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.           o Ariel Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management, LLC
 EQUITY                        income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Seeks to provide current income and long-term growth of    o BlackRock Investment Management
 VALUE                         income, accompanied by growth of capital.                    International Limited
-----------------------------------------------------------------------------------------------------------------------------------


22  Contract features and benefits

-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                     Investment Manager (or Sub-Adviser(s)
Portfolio Name                 Objective                                                  applicable)
-------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks to achieve a combination of growth and income to      o Boston Advisors, LLC
 INCOME                       achieve an above-average and consistent total return.
--------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.            o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              o Bridgeway Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.               o Caywood-Scholl Capital Management
 RESEARCH
---------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                           o Davis Selected Advisers, L.P.
 YIELD BOND
---------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
EQ/EQUITY 500 INDEX           Seeks to achieve a total return before expenses that
                              approximates the total return performance of the S&P
                              500 Index, including reinvestment of dividends, at a risk
                              level consistent with that of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks to achieve capital growth and current income.         o Evergreen Investment Management
 BOND                                                                                       Company, LLC

                                                                                          o First International Advisors, LLC
                                                                                            (dba "Evergreen International")
---------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks to achieve long-term capital growth.                  o Evergreen Investment Management
                                                                                            Company, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks to achieve long-term growth of capital.               o Fidelity Management & Research
                                                                                            Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects        o Franklin Advisers, Inc.
                              for capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   Seeks to achieve long-term total return.                    o Franklin Advisory Services, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks  o AXA Equitable
 FOUNDING STRATEGY            income.
---------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
---------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
---------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                          o Mellon Capital Management Corporation
                                                                                          o Wentworth Hauser and Violich, Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                      o MFS Investment Management
---------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with mod-   o JPMorgan Investment Management Inc.
                              erate risk to capital and maintenance of liquidity.
---------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.            o JPMorgan Investment Management Inc.
 OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Seeks to achieve long-term growth of capital with a sec-    o AXA Equitable
                              ondary objective to seek reasonable current income. For     o Institutional Capital LLC
                              purposes of this Portfolio, the words "reasonable current   o Mellon Capital Management Corporation
                              income" mean moderate income.
---------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                     Investment Manager (or Sub-Adviser(s)
Portfolio Name                 Objective                                                  applicable)
-------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Seeks to provide long-term capital growth.                 o AXA Equitable
                                                                                          o Marsico Capital Management, LLC
                                                                                          o Mellon Capital Management Corporation
-------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks to achieve long-term growth of capital.              o Legg Mason Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 INCOME                        income without excessive fluctuation in market value.
-------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 CORE                          income with reasonable risk.
-------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.                     o Lord, Abbett & Co. LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks to achieve long-term growth of capital.              o Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Seeks to achieve long-term capital appreciation.           o AXA Equitable
                                                                                          o Mellon Capital Management Corporation
                                                                                          o Wellington Management Company LLP
-------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve   o The Drefus Corporation
                               its assets and maintain liquidity.
-------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                     o Montag & Cadwell, Inc.
 GROWTH
-------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES              Seeks to achieve capital appreciation, which may occa-      o Franklin Mutual Advisers, LLC
                               sionally be short-term, and secondarily, income.
-------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve long-term capital appreciation.           o OppenheimerFunds, Inc.
 OPPORTUNITY
-------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
 SMALL CAP
-------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks to achieve maximum real return consistent with       o Pacific Investment Management Company,
                               preservation of real capital and prudent investment          LLC
                               management.
-------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks to achieve current income with reduced volatility    o BlackRock Financial Management Inc.
                               of principal.
-------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                               deduction of Portfolio expenses) the total return of
                               the Russell 2000 Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH        Seeks to achieve long-term capital appreciation and        o T. Rowe Price Associates, Inc.
 STOCK                         secondarily, income.
-------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH            Seeks to achieve long-term capital growth.                 o Templeton Global Advisors Limited
-------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital              o USB Global Asset Management
                               appreciation with income as a secondary consideration.       (Americas) Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Seeks to achieve capital growth and income.                o Morgan Stanley Investment Management
                                                                                            Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         Seeks to achieve long-term capital appreciation.           o Morgan Stanley Investment Management
 MARKETS EQUITY                                                                             Inc.
-------------------------------------------------------------------------------------------------------------------------------



24 Contract features and benefits

-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                     Investment Manager (or Sub-Adviser(s)
Portfolio Name                 Objective                                                  applicable)
-------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          Seeks to achieve capital growth.                           o Morgan Stanley Investment Management
 GROWTH                                                                                     Inc.
--------------------------------------------------------------------------------------------------------------------------------




You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                               Contract features and benefits 25

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied: (i) the fixed maturity option's maturity date is within the current calendar year; or (ii) the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options. These amounts become part of a non-unitized Separate Account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on February 15th for each of the maturity years 2009 through 2018. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


YOUR CHOICES AT THE MATURITY DATE. We will notify you on or before December 31st of the year before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option or into any of the variable investment options; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option with the earliest maturity date. As of February 15, 2008 the next available maturity date is February 15, 2009.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

If fixed maturity options interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity options interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance (at contract issue only), or dollar cost averaging. We allocate subsequent contributions according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial


26  Contract features and benefits
professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options if their maturities are five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the February 15th immediately following the date annuity payments are to begin.


PRINCIPAL ASSURANCE ALLOCATION


Principal assurance allocation is only available at contract issue. If you chose this allocation program, you selected a fixed maturity option. We specified a portion of your initial contribution and allocated it to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you selected generally could not be later than 10 years, or earlier than 7 years from your contract date. If you were to make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal assurance allocation. Principal assurance was not available if none of those maturity dates were available at the time your contract was issued. You allocated the remainder of your initial contribution to the variable investment options however you chose.

For example, if your initial contribution is $25,000, and on February 15, 2008 you chose the fixed maturity option with a maturity date of February 15, 2018 since the rate to maturity was 4.63% on February 15, 2008, we would have allocated $6,357 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation was only available for annuitant ages 75 or younger when the contract was issued. If you anticipated taking required minimum distributions, you should have considered whether your values in the variable investment options would be sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus.

You could not have elected principal assurance if you participated in the 12 month dollar cost averaging program at application.


DOLLAR COST AVERAGING

We offer two dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

12 MONTH DOLLAR COST AVERAGING PROGRAM. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described in Section 1 of this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must have allocated your entire initial contribution into the EQ/Money Market option if you selected the 12 month dollar cost averaging program at application to purchase an Accumulator(R) contract; thereafter initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value


                                              Contract features and benefits  27
transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

                      ----------------------------------

You may not elect general dollar cost averaging or 12 month dollar cost averaging if you are participating in the rebalancing program. You may only participate in one dollar cost averaging program at a time. See "Transfers among investment options" later in this Prospectus. You could not elect the 12 month dollar cost averaging program if you elected the principal assurance program at application. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits, see "Your benefit base" below.


YOUR BENEFIT BASE

The benefit base is used to calculate both the guaranteed minimum income benefit and the 5% Roll-Up to age 80 guaranteed minimum death benefit. Your benefit base is not an account value or a cash value. See "Our baseBUILDER option" and "Guaranteed minimum death benefit" below. The benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  plus

o daily roll-up; less

o a deduction that reflects any withdrawals you make. The amount of this deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus; less

o a deduction for any withdrawal charge remaining when you exercise your guaranteed minimum income benefit. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is:

o 5% or 6%, depending on your contract issue date, for the benefit base with respect to the variable investment options (other than the Multimanager Core Bond, EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/AllianceBernstein Quality Bond and EQ/Short Duration Bond options) and the account for 12 month dollar cost averaging; and

o 3% for the benefit base with respect to the Multimanager Core Bond, EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/AllianceBernstein Quality Bond and EQ/Short Duration Bond options, the fixed maturity options and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract date anniversary following the annuitant's 80th birthday.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Our baseBUILDER option" and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are any more favorable factors that may be in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit and the annuitant's (and any joint annuitant's) age and sex in certain instances.


OUR BASEBUILDER OPTION

The following section provides information about the baseBUILDER option, which was only available at the time you purchased your contract, if the annuitant was age 20 through 75. The baseBUILDER option combines a guaranteed minimum income benefit with the guaranteed minimum death benefit that was provided under your contract. For Rollover IRA and Rollover TSA contracts where the annuitant was between ages 20 and 60 at contract issue, we offered an additional guaranteed minimum death benefit of a 5% Roll-Up to age 70. If you elected the baseBUILDER option at purchase, you pay an additional charge that is described under "baseBUILDER benefit charge" in "Charges and expenses" later in this Prospectus. If you purchased your contract to fund a Charitable Remainder Trust, the guaranteed minimum income benefit was, generally, not available to you. Subject to our rules, the baseBUILDER benefit might have been available for certain split-funded Charitable Remainder Trusts.

The guaranteed minimum income benefit component of the baseBUILDER option is described below. Whether you elected the baseBUILDER option or not, the guaranteed minimum death benefit was provided under the contract. The guaranteed minimum death benefit is described under "Guaranteed minimum death benefit" below in this section.


The guaranteed minimum income benefit guarantees you a minimum amount of lifetime income under our Income Manager(R) contract. Only a life with a period certain Income Manager(R) payout annuity contract is available. You choose whether you want the option to be paid on a single or joint life basis at the time you exercise the option. The maximum period certain available under the Income Manager(R) payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:



28  Contract features and benefits

---------------------------------
        Level Payments
---------------------------------
                      Period
                     certain
                      years
---------------------------------
    Annuitant's
  Age at exercise   IRAs   NQ
------------------------------
      60 to 75       10    10
         76           9    10
         77           8    10
         78           7    10
         79           7    10
         80           7    10
         81           7     9
         82           7     8
         83           7     7
-------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------


When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your benefit base, less any applicable withdrawal charge remaining, at guaranteed annuity purchase factors or (ii) the income provided by applying your account value at our then current annuity purchase factors. For Rollover TSA only, we will subtract from the benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/2 or 1/4 of the annual payments respectively, due to the effect of interest compounding. The benefit base is applied only to the baseBUILDER guaranteed purchase annuity factors in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of guaranteed minimum income benefit" below.

The guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your Income Manager(R) benefit under baseBUILDER are more conservative than the guaranteed annuity purchase factors we use for the Income Manager(R) payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the baseBUILDER Income Manager(R) will be smaller than each periodic payment under the Income Manager(R) payout annuity option. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. The table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the Multimanager Core Bond, EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/AllianceBernstein Quality Bond or EQ/Short Duration Bond options, or the fixed maturity options.



--------------------------------------------------------------------------------
                                  Guaranteed minimum
                             income benefit -- annual
      Contract Date        income payable for life with
 Anniversary at exercise      10 year period certain
--------------------------------------------------------------------------------
             7                       $ 8,315
            10                       $10,342
            15                       $14,925
--------------------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us along with any required information within 30 days following your contract date anniversary, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Payments are always made on the 15th of the month and generally begin one payment mode from issue. You may choose to take a withdrawal prior to exercising the guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

You will be eligible to exercise the guaranteed minimum income benefit during your life and the annuitant's life, as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 53 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 54 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 7th contract date anniversary.


                                              Contract features and benefits  29

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 83rd birthday;

(ii) if the annuitant was older than age 63 at the time an IRA, QP or Rollover TSA contract was issued, the baseBUILDER option may not be an appropriate feature because the minimum distributions required by tax law must begin before the guaranteed minimum income benefit can be exercised;

(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the baseBUILDER option only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise;

(iv) for Accumulator(R) Rollover TSA contracts, you may exercise the baseBUILDER option only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) for a successor owner/annuitant the earliest exercise date will be based on the original contract date and the age of the successor owner/annuitant as of the Processing Date successor owner/ annuitant takes effect; and

(vi) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

      o A successor owner who is not the annuitant may not be able to exercise the baseBUILDER option without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract date anniversary on which you could exercise the benefit.

      o If the successor owner is the annuitant, the baseBUILDER option continues only if the benefit could be exercised under the rules described above on a contract date anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the baseBUILDER option cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.


      o If you designate your surviving spouse as successor owner, the baseBUILDER option continues and your surviving spouse may exercise the benefit according to the rules described above even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

      o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.


See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing you money" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

A guaranteed minimum death benefit was provided as part of the baseBUILDER benefit. A guaranteed minimum death benefit was also provided under your contract even if you did not elect baseBUILDER. In this case, the baseBUILDER benefit charge does not apply.

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANTS WHO WERE AGES 0 THROUGH 79 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 79 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

You must have elected either: the "5% Roll-Up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you applied for a contract. Once you made your election, you cannot change it.

5% ROLL-UP TO AGE 80. This guaranteed minimum death benefit is equal to the benefit base described earlier in "Your benefit base."

ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equaled your initial contribution. Then, on each contract date anniversary, we determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down. If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANTS WHO WERE AGES 80 THROUGH 83 AT ISSUE OF NQ, ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS.

On the contract date, your guaranteed minimum death benefit equaled your initial contribution. Thereafter, it is increased by the dol-


30  Contract features and benefits
lar amount of any additional contributions. We will reduce your guaranteed minimum death benefit if you take any withdrawals.
                      ----------------------------------
Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for information on these guaranteed benefits.

See Appendix IV at the end of this Prospectus for an example of how we calculate the guaranteed minimum death benefit.


PROTECTION PLUS(SM)

The following section provides information about the Protection Plus(SM) option, which was only available at the time you purchased your contract. If Protection Plus(SM) was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently. Protection Plus(SM) is an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential consequences of having purchased the Protection Plus(SM) feature in an NQ or IRA contract.

If the annuitant was 69 or younger when we issued your contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

40% of the lesser of:

o the total net contributions or

o the death benefit less total net contributions


For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.


If the annuitant was age 70 through 75 when we issued your contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant under a contract where Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

25% of the lesser of:

o the total net contributions (as described above) or

o the death benefit (as described above) less total net contributions



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER
OF DAYS


This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund of the full amount of your contribution. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  31

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) market adjusted amounts in the fixed maturity options; and (iii) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS


Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)    mortality and expense risks;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)    increased to reflect additional contributions;

(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the baseBUILDER and/or Protection Plus(SM) benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all of your rights under your contract and any applicable guaranteed benefits.


32  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer to a fixed maturity option that matures in the current calendar year or that has a rate to maturity of 3% or less.

o You may not transfer any amount to the 12 month dollar cost averaging program.

o If the annuitant is 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the February 15th immediately following the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.



                            Transferring your money among investment options  33

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect we will process the transfer as requested; your rebalancing allocations will not be changed and the rebalancing program will remain in effect unless you request that it be canceled in writing.

You may not elect the rebalancing program if you are participating in the general dollar cost averaging or 12 month dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.


34  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                       Method of withdrawal
--------------------------------------------------------------------------------
                                              Pre-Age
                                             59-1/2      Lifetime
                                            substan-     required
                                             tially      minimum
 Contract           Partial    Systematic     equal    distribution
--------------------------------------------------------------------------------
NQ                   Yes          Yes          No           No
--------------------------------------------------------------------------------
Rollover IRA         Yes          Yes          Yes         Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                 Yes          Yes          Yes          No
--------------------------------------------------------------------------------
QP**                 Yes           No          No          Yes
--------------------------------------------------------------------------------
Rollover TSA*        Yes          Yes          No          Yes
--------------------------------------------------------------------------------



* Employer or plan approval required for all transactions. Your ability to take withdrawals, or loans from, or surrender your TSA contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.

** All payments are made to the trust, as the owner of the contract. See
   "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.



PARTIAL WITHDRAWALS
(All contracts)


You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.


Partial withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

SYSTEMATIC WITHDRAWALS
(All contracts except QP contracts)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)


You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.


If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(All IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After con-


                                                        Accessing your money  35
sultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus.)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our "automatic required minimum distribution
(RMD) service" except if when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:


INCOME BENEFIT AND DEATH BENEFIT

5% ROLL-UP TO AGE 80 -- If you elected the 5% Roll-Up to age 80 guaranteed minimum death benefit, your benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the benefit base on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a contract year to exceed 5% of the benefit base on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your benefit base on a pro rata basis. Additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year.

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

ANNUAL RATCHET TO AGE 80 -- If you elected the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will reduce your income and death benefit on a pro rata basis.

ANNUITANT ISSUE AGES 80 THROUGH 83 -- If your contract was issued when the annuitant was between ages 80 and 83, each withdrawal


36  Accessing your money
will always reduce your current guaranteed minimum death benefit on a pro rata basis.

                      ----------------------------------

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.


LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."


You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE


You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,


(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or


(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.


                                                        Accessing your money  37

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age when the contract was issued. In addition, if your are exercising your guaranteed minimum income benefit under baseBUILDER, your choice of payout options are those that are available under the baseBUILDER (see "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------
Income Manager((R)) payout options    Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.



INCOME MANAGER((R)) PAYOUT OPTIONS

The Income Manager((R)) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels but do not have all the features of the Income Manager((R)) payout annuity contract. You may request an illustration of the Income Manager((R)) payout annuity contract from your financial professional. Income Manager((R)) payout options are described


38  Accessing your money
in a separate prospectus that is available from your financial professional. Before you select an Income Manager((R)) payout option, you should read the prospectus which contains important information that you should know.

Income Manager((R)) NQ and IRA payout options provide guaranteed level payments. The Income Manager((R)) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager((R)) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager((R)) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager((R)) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager((R)) payout options are not available in all states.

If you purchase an Income Manager((R)) contract in connection with the exercise of the baseBUILDER benefit option, different payout options may apply, as well as other various differences. See "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager((R)) Prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager((R)) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager((R)) will apply. The year in which your account value is applied to the payout option will be "contract year 1."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. Except with respect to the Income Manager((R)) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager((R)) annuity payout option is chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday. We will send a notice with the annual statement one year prior to the maturity age.


                                                        Accessing your money  39

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o A charge for baseBUILDER, if you elect this optional benefit.

o A charge for Protection Plus(SM), if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

Administrative charge. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingency payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

-------------------------------------------------------------------------------
                                  Contract year
-------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
-------------------------------------------------------------------------------
Percentage of
contribution        7%    6%    5%    4%    3%    2%    1%    0%
-------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Your benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.

15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account


40  Charges and expenses
value at the beginning of each contract year, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. Additional contributions during the contract year do not increase your 15% free withdrawal amount. The 15% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.

DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      - its main function is to provide skilled, intermediate or custodial nursing care;
      - it provides continuous room and board to three or more persons;
      - it is supervised by a registered nurse or licensed practical nurse;
      - it keeps daily medical records of each patient;
      - it controls and records all medications dispensed; and
      - its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) and
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


BASEBUILDER BENEFIT CHARGE

If you elected the baseBUILDER, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The charge is equal to 0.30% of the benefit base in effect on the contract date anniversary for the 5% Roll-Up to age 80. The annual benefit base charge is 0.15% if the 5% Roll-Up to age 70 is available and elected.

We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge first, from the fixed maturity options, in order of the earliest maturity date(s) first. A market value adjustment may apply.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


PROTECTION PLUS(SM)

If you elected Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.05% to 1.20%.

o 12b-1 fees of 0.25%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these



                                                        Charges and expenses  41
fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit and the guaranteed minimum death benefit or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.


Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.



OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that result in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


42  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the guaranteed minimum death benefit. The guaranteed minimum death benefit is part of your contract, whether you select the baseBUILDER benefit or not. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the guaranteed minimum death benefit will be the guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals (and any associated withdrawal charges). For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually owned IRA contracts.

For individually owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death for purpose of receiving federal tax law required distributions from the contract. When you are the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the guaranteed minimum income benefit, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the guaranteed minimum income benefit, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise of guaranteed minimum income benefit" under "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).


                                                    Payment of death benefit  43

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o A successor owner should name a new beneficiary.


If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract and no distributions are required as long as the surviving spouse and annuitant are living.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.


The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state rules, we will follow federal rules.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, upon the contract owner's death, to maintain the contract in the deceased contract owner's name and receive distributions under the contract instead of receiving the death benefit in a single sum.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Protection Plus(SM) feature and adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:


o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o    The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the ben eficiary continuation option is $5,000 for each beneficiary.

44  Payment of death benefit

   The beneficiary may make transfers among the investment o options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or Protection Plus(SM) feature under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a por tion of the account value and no withdrawal charges, if any, will apply.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


                                                    Payment of death benefit  45

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits and baseBUILDER guaranteed minimum income benefit, 12 month dollar cost averaging, selection of investment funds and fixed maturity options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase, the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions or decide how to take required minimum distribution payments. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.



46  Tax information

ANNUITY PAYMENTS


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.


For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.



PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS(SM) FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may have purchased a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable and, for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which would include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

The following information applies if you purchased your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange was not taxable under Section 1035 of the Internal Revenue Code if:

o the contract that was the source of the funds you used to purchase the NQ contract was another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant were the same under the source contract and the Accumulator(R) NQ contract. If you used a life insurance or endowment contract, the owner and the insured must have been the same on both sides of the exchange transaction.

Section 1035 exchanges are generally not available after the death of the owner (or the annuitant in a non-natural owner contract).

The tax basis, also referred to as your investment in the contract, of the source contract carried over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right


                                                             Tax information  47
only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.



INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o Traditional IRAs, typically funded on a pre-tax basis; and


o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).


AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as either a traditional IRA or Roth IRA. We offered traditional IRAs in the Rollover IRA contracts. We offered Roth IRAs in the Roth Conversion IRA contracts. We currently do not offer traditional IRA contracts for use as employer-funded SEP-IRA or SIMPLE IRA plans, although we may do so in the future.

The first part of this section covers some of the special tax rules that apply to traditional IRAs. The next part of this section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We have received an opinion letter from the IRS approving the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts.


Your right to cancel within a certain number of days

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.


You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o    "regular" contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs.) When your earnings are below $4,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.


Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are


48  Tax information
permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


Cost of living indexing adjustments apply to the income limits to deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2008, AGI between $53,000 and $63,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2008, AGI between $85,000 and $105,000 after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2008, AGI between $159,000 and $169,000 after adjustment).

To determine the deductible amount of the contribution for 2008, for example, you determine AGI and subtract $53,000 if you are single, or $85,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:



 ($10,000-excess AGI)     times    the maximum     Equals   the adjusted
  ------------------        x        regular          =      deductible
  divided by $10,000               contribution             contribution
                                   for the year                 limit


Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000 ($53,000 after cost of living indexing adjustment for 2008). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000, for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your



                                                             Tax information  49
own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;

o    governmental employer 457(b) plans;


o    403(b) plans; and


o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.


Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:


     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:



o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or


o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only


50  Tax information


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once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA plan under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.



Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contri bution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.


You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional
     IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o    the entire amount received is rolled over to another traditional
     IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You



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should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Required minimum distributions


Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to the rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1-April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.


What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us,



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we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.


Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.


Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.


Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions


You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


Early distribution penalty tax


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:


o    on or after your death; or

o    because you are disabled (special federal income tax definition);
     or

o used to pay certain extraordinary medical expenses (special fed eral income tax definition); or

o used to pay medical insurance premiums for unemployed indi viduals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.


To meet the substantially equal periodic payment exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this



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section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retire ment arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable years. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment):

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2008, $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2008, $116,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2008, AGI between $159,000 and $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2008, between $101,000 and $116,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make a rollover between different plan types (for example, traditional IRA to Roth IRA).



54  Tax information


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You may make rollover contributions to a Roth IRA from these sources only:

o another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Beginning in 2008, amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan. You must meet AGI limits specified below.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated


                                                             Tax information  55
as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.


To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o    Rollovers from a Roth IRA to another Roth IRA;

o    Direct transfers from a Roth IRA to another Roth IRA;

o    Qualified distributions from a Roth IRA; and

o Return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


o    you are age 59-1/2 or older; or


o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2008 and the conversion contribution is made in 2009, the conversion contribution is treated as contributed prior to other conversion contributions made in 2009.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.


56  Tax information

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death


Same as traditional IRA under "What are the required minimum distribution payments after you die?" assuming death before the Required Beginning Date.


Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.



TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "traditional IRAs."

--------------------------------------------------------------------------------
The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and
Treasury regulatory changes in 2007 which become fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)

The IRS and the Treasury Department recently published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules become fully effective on January 1, 2009, but various transition rules apply beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. As of January 1, 2009, employers sponsoring 403(b) plans must have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE
ACCUMULATOR(R) TSA CONTRACT

Because the Accumulator(R) TSA contract (i) was designed to be purchased through either an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another, or a rollover from another 403(b) arrangement and (ii) does not accept employer-remitted contributions, after September 24, 2007, exchanges to an Accumulator(R) TSA contract are extremely limited as described below. Accumulator(R) TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" 403(b) annuity contracts may result in adverse tax



                                                             Tax information  57
consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

Contributions to an Accumulator(R) TSA contract after September 24, 2007, may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, the participants in that 403(b) plan are currently contributing to another AXA Equitable 403(b) annuity contract, or the employer agrees to enter into an information sharing agreement by January 1, 2009 with AXA Equitable with respect to the Accumulator(R) TSA contract.

AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.

CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS

Because of the "grandfathered" 403(b) annuity contract status of Accumulator(R) Rollover TSA contracts purchased prior to September 24, 2007 through Rev. Rul. 90-24 direct transfers, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.

EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to TSA contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o reaching age 59-1/2 even if still employed; or

o disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) TSA contract.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata por-



58  Tax information
tion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o the owner reaches age 59-1/2;

o the owner dies;

o the owner becomes disabled (special federal income tax definition); or

o the owner takes hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract (in a Rev. Rul. 90-24 exchange or other permitted transfer or exchange) is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to Accumulator(R) Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover, beginning in 2008. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.



                                                             Tax information  59

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R)
    Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o   the loan does not qualify under the conditions above;

o   the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Effective beginning in 2008, distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.

REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.
The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the



60  Tax information
    participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.

SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING


We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



                                                             Tax information  61

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $18,720 in 2008 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)


Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 45 and Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. More information

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ABOUT SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49


Each variable investment option is a subaccount of Separate Account No. 45 and in Separate Account No. 49. We established Separate Account No. 45 in 1994 and Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 45 and in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 45 and Separate Account No. 49 that represent our investments in Separate Account No. 45 and Separate Account No. 49 or that represent fees and charges under the contracts that we have earned, respectively. The results of Separate Accounts' operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 45 and Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 45 and Separate Account No. 49 are registered under the Investment Company Act of 1940 and are registered and classified under that act as "unit investment trusts." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 45 or Separate Account No. 49. Although Separate Account No. 45 and Separate Account No. 49 are registered, the SEC does not monitor the activity of Separate Account No. 45 or Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each Separate Account is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or the Separate Accounts.


Each subaccount (variable investment option) within the Separate Accounts invests solely in Class IB/B shares issued by the corresponding Portfolio of either Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from either Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Accounts;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS


AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appear in the prospectuses for each Trust, which are generally attached at the end of this Prospectus, or in the respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


                                                            More information  63

FMO rates are determined daily. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2008, and the related price per $100 of maturity value were as shown below:





-------------------------------------------------------------------------------
    Fixed Maturity
     Options with
    February 15th           Rate to Maturity         Price
  Maturity Date of               as of             Per $100 of
    Maturity Year          February 15, 2008     Maturity Value
-------------------------------------------------------------------------------
       2009                     3.00%*              $97.08
       2010                     3.00%*              $94.25
       2011                     3.00%*              $91.51
       2012                     3.00%*              $88.84
       2013                     3.05%               $86.04
       2014                     3.52%               $81.24
       2015                     4.05%               $75.72
       2016                     4.30%               $71.39
       2017                     4.50%               $67.27
       2018                     4.63%               $63.57
--------------------------------------------------------------------------------



* Since these rates to maturity are 3%, no amounts could have been allocated to these options.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed maturity options, as well as our general obligations.


64  More information
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The general account is subject to regulation and supervision by the Insurance
Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.

Even if we accepted the wire order and essential information, a contract generally was not issued until we received and accepted a properly completed application. In certain cases, we may have issued a contract based on information provided through certain broker-dealers with whom we have established electronic facilities. In any such case, you must have signed our Acknowledgement of Receipt form.

Where we required a signed application, the above procedures did not apply and no financial transactions were permitted until we received the signed application and issued the contract. Where we issued a contract based on information provided though electronic facilities, we required an Acknowledgement of Receipt form. Financial transactions were only permitted if you requested them in writing, signed the request and had it signature guaranteed, until we received the signed Acknowledgement of Receipt form. After a contract is issued, additional contributions are allowed by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day;
         - after 4:00 p.m. Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.


o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer


                                                            More information  65
   order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.



CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:


o the election of trustees;

o the formal approval of independent public accounting firm selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.



VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Its shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Accounts require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Accounts Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 45 and Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the applicable SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING


You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.



66  More information

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). AXA Advisors serves as the principal underwriter of Separate Account No. 45, and AXA Distributors serves as the principal underwriter of Separate Account No.
49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for



                                                            More information  67
sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



68  More information

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.


The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.


The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.


Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-equitable.com.


                             Incorporation of certain documents by reference  69

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.




     UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                           OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                                2007        2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.79    $  13.16    $  11.32    $  10.62          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         603         595         286          51          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,649       1,595       1,278         688          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.39    $  10.92    $  10.40    $  10.29          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         434         343         285         131          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,016         438         492         237          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.82    $  11.36    $  10.59    $  10.39          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         636         456         367         150          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         974         946         948         426          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  52.19    $  49.78    $  45.74    $  44.24    $  41.25
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,239       2,505       2,919       3,361       3,674
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,500       1,399       1,314       1,132         732
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.27    $  12.64    $  11.19    $  10.63          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,958       1,913         711         256          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,731       6,975       4,170       1,617          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 272.69    $ 267.14    $ 244.64    $ 237.75    $ 211.19
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         529         687         900       1,044       1,145
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         670         876       1,138       1,384       1,588
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.97    $  18.95    $  18.62    $  18.65    $  18.54
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,014       1,287       1,772       2,322       2,993
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         579         773       1,100       1,348       1,651
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.30    $  18.42    $  15.12    $  13.29    $  11.40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,628       3,112       3,477       3,816       4,111
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,872       2,019       2,553       2,475       2,639
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.86    $   6.99    $   7.13    $   6.28    $   5.88
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,381       4,248       5,346       6,276       7,382
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,849       6,383       8,379       9,271      10,777
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.89    $  16.38    $  15.99    $  15.89    $  15.53
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         293         353         490         460         434
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         436         459         574         603         631
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.92    $  18.17    $  16.90    $  15.36    $  13.66
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         916       1,201       1,468       1,733       2,001
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,476       3,532       4,499       5,465       6,324
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                             2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  35.10    $  40.77           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,926       2,511           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         407         289           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 143.14    $ 217.65     $ 247.21     $ 292.20     $ 237.18
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,240       1,555        1,775        1,434          550
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,770       2,160        2,453        2,344        1,542
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.40    $  17.18     $  16.14     $  15.03     $  15.25
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,099       3,288        2,333        2,057          929
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,739          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.55    $   9.64     $  12.74     $  16.81     $  12.40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,907         737          839          591          166
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         208          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.84    $   7.12     $   9.49     $  11.79           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       8,409      10,884       12,132        6,304           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      12,339      15,780       17,298        8,614           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.20          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         430          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         552          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
  Unit value                                                 $   9.83    $  14.28     $  16.68     $  14.88     $  11.82
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,020       2,115        2,156        1,264          775
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,943       8,170        9,189        6,912        6,101
-----------------------------------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                                2007        2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.90    $  17.95    $  14.99    $  14.41
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,503       2,657       3,058       3,317
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,583       6,430       8,002       9,491
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.22    $  11.50    $  10.49          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          34          28          12          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          51          19           2          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.14    $  24.18    $  20.27    $  19.96
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,752       2,213       2,721       3,230
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,291       2,960       3,782       4,699
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.89    $  22.90    $  18.47    $  16.89
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,077       1,280       1,346       1,244
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,966       6,421       7,759       9,124
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.93    $   6.78    $   5.92    $   5.66
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         588         886         767          87
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         535         720         983         345
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.00    $   9.04    $   8.71    $   8.12
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          44          46          54          55
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         126         157         557         258
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
  Unit value                                                 $  13.64    $  13.11    $  12.38    $  11.94
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          85          74          45          19
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,042       6,381       8,004       9,529
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.11    $  13.08    $  11.83    $  11.30
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,094       1,987       2,382       2,835
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,718      10,352      13,004      15,697
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.23    $  11.07    $  10.40          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         164         165          56          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          76         112          18          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.10    $  10.85          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         168          49          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         369          94          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  31.03    $  29.97    $  26.40    $  25.63
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,714       2,138       2,703       3,163
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,648       6,213       8,100       9,685
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.80    $  10.02    $   9.82          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         225         104           8          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         227         125          16          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.80    $   8.92    $   8.54    $   8.33
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         239         292         365         431
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         351         275         431         573
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                                2003        2002       2001        2000     1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.88    $  10.14    $  11.90    $  11.70    $  12.10     $  11.84
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,362       3,350       2,847          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,036      10,473      10,569      10,105       9,428        5,696
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.30    $  14.14    $  17.20    $  16.52    $  14.98     $  12.76
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,348       3,538       3,681       3,305       2,567        1,009
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,955       5,160       5,603       5,888       5,766        4,389
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.08    $  11.14    $  13.55    $  17.50    $  20.23     $  12.80
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,181       1,196          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,329      12,054      14,032      15,833      13,783       10,607
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.94    $   6.29    $   8.67          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39          29          10          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         189          89           6          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.46    $   9.38    $  12.90    $  17.32    $  21.35     $  16.61
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          20          13          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,360      13,307      16,512      19,069      17,154       10,072
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.33    $   7.97    $  10.72    $  11.09    $  10.61           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,037       3,265         231         174          72           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      17,536      18,971       2,208       2,064         982           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  23.57    $  18.69    $  24.41    $  28.18    $  31.67     $  26.73
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,443       3,683       4,413       4,923          16            2
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,779      11,356      12,941      14,537          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.89    $   5.79    $   7.72    $   9.43    $  10.82           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         286         184         161         164         139           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         552         243         140         136          91           --
-----------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                            2007       2006       2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.70    $  12.86    $  11.69    $  11.14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,100       1,330       1,652       1,605
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,295       1,862       2,752       2,883
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.50    $  10.43          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         609         222          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         444         141          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.75    $  10.82          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          33           8          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          47          14          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.52          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         245          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         308          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.86    $  11.63    $  10.50          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         178         114          54          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          77          74          17          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.65    $  27.50    $  23.46    $  22.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         267         191         183          31
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         311         141         170          72
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.51    $  14.52    $  12.35    $  10.68
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         388         502         525         425
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,344       3,119       3,695       4,078
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.34    $  14.25    $  11.50          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         138          82          31          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         264          78          28          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.57    $  14.33    $  13.96    $  13.84
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,111       1,273       1,222       1,021
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,253       6,838       8,972      10,774
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.66    $  16.07    $  13.53    $  13.20
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         769         978       1,142       1,375
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,143      10,415      13,350      16,352
-----------------------------------------------------------------------------------------------------------------------------------
 EQ Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.84    $  10.58    $   9.49    $   8.98
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         332         411         551         635
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,567       3,675       4,802       5,835
-----------------------------------------------------------------------------------------------------------------------------------
 EQ Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.21    $  15.09    $  14.19    $  13.19
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,262       2,809       3,663       4,453
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,084       5,280       6,697       8,228
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.56    $  11.38    $  10.80          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         159         136          28          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         156         182          41          --
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                            2003        2002       2001        2000     1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.73    $  6.87    $  8.54    $  10.00          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,435        951        493          82          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,874      2,717      2,307         638          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.53    $  7.29    $  8.69    $  11.14    $  13.96          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        279        133         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,761      3,093      3,210       3,230       1,477          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.48    $ 13.22    $ 12.23    $  11.48    $  10.44    $  10.76
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        985        903         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     12,484     14,961     14,916      13,606      12,838       8,661
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.07    $  9.64    $ 12.08    $  13.14    $  12.47    $  12.82
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,530      1,663      1,936       2,045       2,057         867
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     18,895     21,846     25,574      28,008      29,522      24,343
-----------------------------------------------------------------------------------------------------------------------------------
 EQ Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.17    $  6.79    $  8.71    $  10.51    $  10.72          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        715        776        948       1,014         550          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      6,684      6,910      8,228       8,940       6,033          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.88    $  9.31    $ 14.37    $  22.09    $  27.59    $  16.10
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      5,082      5,638      7,229       8,254       6,114       1,942
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      9,491     10,806     13,726      16,073      13,671       9,117
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                            2007        2006       2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64     $ 10.04     $ 10.00          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         149         121          93          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         246         287          55          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.51     $ 12.25     $ 10.60          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          87         119          26          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         356         490          93          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.82     $ 11.74     $ 10.56          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          48          49          25          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          86          80          74          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.27     $ 12.36     $ 11.15          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         211         193         240          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         259         214         210          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.49     $ 16.44     $ 15.24     $ 13.95
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,298       1,541       1,644       1,467
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,429       1,821       2,123       2,102
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.04     $ 17.55     $ 15.82     $ 14.40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,472       1,921       2,356       2,500
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,031       1,465       2,388       2,481
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.37     $ 29.41     $ 28.53     $ 28.18
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         949       1,040       1,076       1,221
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,271       2,410       2,619       2,938
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.85     $  4.91     $  4.61     $  4.43
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         270         136         143           3
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         441          28          47          20
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.74     $ 10.71          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         225          50          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         210          92          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.57     $ 11.09          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          80           8          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         146          34          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.15     $ 10.93          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          36          17          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          67          10          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75     $ 11.10          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          12          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          51           9          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82     $  9.84     $  9.93          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         393         330         253          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         444         431         308          --
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                            2003        2002       2001        2000     1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.80    $  9.89     $ 11.34          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1.522       767          14          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,058      1,041         155          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.39    $  9.42     $ 11.20     $ 10.92     $ 10.53     $ 10.48
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,709      2,863       2,091       1,080         972         560
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,639      3,169       2,256         223          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.34    $ 28.57     $ 28.61     $ 28.00     $ 26.78     $ 25.92
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,537      2,299       2,501       1,860       2,900       1,566
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,834      5,633       6,273       5,065       7,278       5,158
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                                2007        2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.63     $ 10.23    $  9.98          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         125         174         76          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         189         185         57          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.60     $ 17.14    $ 14.76     $ 14.35
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         662         793        914       1,073
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,203       1,660      2,139       2,622
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.46     $ 16.51    $ 17.43     $ 16.99
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         173          45         46          10
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         415         145        160          17
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.83     $ 10.76         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         136          61         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         228          98         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.24     $  6.25    $  5.55     $  5.16
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         214         193        114          14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         129         177        169          41
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 11.92    $ 10.43          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         159         251        156          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         298         350        250          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.41     $ 18.85    $ 13.94     $ 10.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,728       1,993      2,131       1,948
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,238       2,967      3,667       3,845
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.10     $ 13.34    $ 12.37          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         175          74         68          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         336         109         49          --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 65.53     $ 59.65    $ 57.52     $ 53.88
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         170         220        284         334
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         364         467        585         710
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.06     $ 11.50    $ 11.24     $ 11.19
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         685         797      1,030       1,247
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         622         738        919       1,011
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.99     $ 12.08    $ 11.65     $ 11.04
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         261         346        460         484
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         273         360        464         567
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 33.05     $ 32.49    $ 29.95     $ 29.46
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         727         911      1,125       1,318
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,569       2,099      2,710       3,408
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.79     $ 16.94    $ 13.70     $ 12.03
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         453         524        462         456
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         652         762        657         704
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                             2003        2002       2001        2000     1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.36    $  8.59     $ 11.01     $ 10.94     $ 11.48    $  9.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,030        859         899         989         756        284
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,320      2,817       3,131       3,340       2,922      1,610
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.72    $  5.67     $  6.11     $  6.53     $ 11.04    $  5.72
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,871      1,807       1,765       2,063       1,267        177
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,287      3,992       4,501       4,990       3,859      1,805
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 48.73    $ 35.92     $ 51.19     $ 69.35     $ 81.12    $ 69.37
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         375        404         513         595         553        293
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         812        899       1,101       1,253       1,163        939
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.92    $ 10.67          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,242      1,119          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,187      1,217          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98    $  7.90          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         378        205          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         383        235          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.48    $ 22.73     $ 23.74     $ 23.90     $ 26.59    $ 27.96
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,384      1,316       1,516       1,616       1,539        801
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,959      3,827       4,307       4,697       5,048      4,521
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.34    $  7.81          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         377        183          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         494        118          --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------


A-5 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                                2007        2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.77     $ 12.33     $ 11.00     $ 10.45
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         154         160         181         201
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         233         294         268         253
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.58     $  9.64     $  9.76     $  9.20
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         253         336         424         449
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         486         568         759         801
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.68     $ 14.36     $ 12.20     $ 11.54
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         440         512         544         503
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         700       1,027       1,404       1,102
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.07     $ 10.93     $ 10.11     $  9.45
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         387         519         629         806
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         721         863       1,078
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.75     $ 13.92     $ 12.30     $ 11.62
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         339         535         605         904
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         587         779         911       1,203
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.99     $  8.79     $  8.09     $  7.63
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         412         286         189          68
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         347         259         287          29
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.49     $ 19.67     $ 17.17     $ 16.63
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         554         761         919         986
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,770       3,861       5,204       6,654
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.36     $ 10.60     $ 10.01     $  9.12
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         513         609         854       1,028
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         647         737       1,024       1,493
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                              2003        2002       2001       2002     1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.66    $  7.64          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        230        166          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        248        169          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.74    $  6.79          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        410        275          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        802        305          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.23    $  7.91          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        429        344          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        698        384          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.58    $  6.20          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        761        429          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,104        369          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.22    $  7.37          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        765        486          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        820        388          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.39    $ 10.62     $ 12.50     $ 10.76    $  9.20    $  9.17
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        840        665          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      7,289      7,825       7,755       7,215      6,774      4,733
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.81    $  5.66          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        278         44          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        571        264          --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-6

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who purchased an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit under baseBUILDER and other guaranteed benefits and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider that:


o the QP contract may not be an appropriate purchase for partcipants approaching or over age 70-1/2;

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed;

o Contributions after age 70-1/2 must be net of any required minimum distributions; and


o the guaranteed minimum income benefit under baseBUILDER may not be an appropriate feature for participants who are older than age 60-1/2 when the contract is issued.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2008 to a fixed maturity option with a maturity date of February 15, 2016 (eight years later) at a hypothetical rate to maturity of 7.00% ("h" in the calculations below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2012(a).





-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Hypothetical assumed rate to maturity("j" in the
                                                                                        calculations below)
                                                                                         February 15, 2012
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         5.00%        9.00%
-----------------------------------------------------------------------------------------------------------------------------------
 As of February 15, 2012 before withdrawal
-----------------------------------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                            $141,389     $121,737
-----------------------------------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                             $131,104     $131,104
-----------------------------------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                                   $ 10,285     $ (9,367)
-----------------------------------------------------------------------------------------------------------------------------------
 On February 15, 2012 after $50,000 withdrawal
-----------------------------------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal:
    (3) x [$50,000/(1)]                                                                  $  3,637     $ (3,847)
-----------------------------------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)              $ 46,363     $ 53,847
-----------------------------------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                                $ 91,389     $ 71,737
-----------------------------------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                                     $ 84,741     $ 77,257
-----------------------------------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                                    $111,099     $101,287
-----------------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:



 (a)      Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)      Market adjusted amount is based on the following calculation:

          Maturity value                        $171,882
          --------------           =            --------              where j is either 5% or 9%
           (1+j)(D/365)                     (1+j)(1,461/365)

 (c)      Fixed maturity amount is based on the following calculation:

          Maturity value                            $171,882
          --------------           =                --------
           (1+h)(D/365)                       (1+0.07)(1,461/365)

 (d)      Maturity value is based on the following calculation:

          Fixed maturity amount x (1+h)(D/365) =  ($84,741 or $77,257) x (1+0.07)(1,461/365)


                               Appendix III: Market value adjustment example C-1

Appendix IV: Guaranteed minimum death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.
The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the Multimanager Core Bond, EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/AllianceBernstein Quality Bond or EQ/Short Duration Bond options or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:



---------------------------------------------------------------------------------------
   End of                           5% Roll-Up to age 80      Annual ratchet to age 80
 contract                          guaranteed minimum          guaranteed minimum
   year         Account value       death benefit(1)              death benefit
---------------------------------------------------------------------------------------
     1           $105,000             $   105,000(1)              $  105,000(3)
---------------------------------------------------------------------------------------
     2           $115,500             $   110,250(2)              $  115,500(3)
---------------------------------------------------------------------------------------
     3           $129,360             $  115,763 (2)              $  129,360(3)
---------------------------------------------------------------------------------------
     4           $103,488             $   121,551(1)              $  129,360(4)
---------------------------------------------------------------------------------------
     5           $113,837             $  127,628 (1)              $  129,360(4)
---------------------------------------------------------------------------------------
     6           $127,497             $   134,010(1)              $  129,360(4)
---------------------------------------------------------------------------------------
     7           $127,497             $  140,710 (1)              $  129,360(4)
---------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.



5% ROLL-UP TO AGE 80


(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the guaranteed minimum death benefit.


(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current guaranteed minimum death benefit.



ANNUAL RATCHET TO AGE 80


(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

----------

D-1 Appendix IV: Guaranteed minimum death benefit example

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "the 5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.54)% and 3.46% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll-Up to age 80 guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges:
"the 5% Roll-Up to age 80" Guaranteed minimum death benefit charge, the Protection Plus(SM) benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.67%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.27% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.



                                      Appendix V: Hypothetical illustrations E-1

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                            5% Roll-Up
                                                             to age 80                          Lifetime Annual
                                                            Guaranteed      Total Death Benefit    Guaranteed
                                                           Minimum Death      with Protection       Minimum
                    Account Value        Cash Value           Benefit            Plus(SM)        Income Benefit
        Contract ------------------- ------------------ ------------------- ------------------- ----------------
          Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------
  60        1     100,000  100,000   93,000     93,000  100,000   100,000   100,000   100,000     N/A      N/A
  61        2      96,950  102,938   90,950     96,938  105,000   105,000   107,000   107,000     N/A      N/A
  62        3      93,968  105,956   88,968    100,956  110,250   110,250   114,350   114,350     N/A      N/A
  63        4      91,051  109,056   87,051    105,056  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      88,196  112,239   85,196    109,239  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      85,401  115,507   83,401    113,507  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      82,663  118,862   81,663    117,862  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      79,980  122,307   79,980    122,307  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      77,350  125,842   77,350    125,842  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      74,769  129,471   74,769    129,471  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      62,525  149,072   62,525    149,072  197,993   197,993   237,190   237,190   13,860   13,860
  79       20      51,159  171,283   51,159    171,283  252,695   252,695   313,773   313,773   21,201   21,201
  84       25      40,767  196,768   40,767    196,768  265,330   265,330   331,462   331,462   26,560   26,560
  89       30      34,777  230,020   34,777    230,020  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      30,274  269,948   30,274    269,948  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      29,446  278,729   29,446    278,729  265,330   265,330   331,462   331,462     N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



E-2 Appendix V: Hypothetical illustrations

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Who is AXA Equitable?                                                       2
Unit Values                                                                 2
Custodian and Independent Registered Public Accounting Firm                 2
Distribution of the Contracts                                               2
Financial Statements                                                        3


How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 45 and Separate Account No. 49

Send this request form to:
   Accumulator(R)
   P.O. Box 1547
   Secaucus, NJ 07096-1547

-

Please send me a combined Accumulator(R) SAI for Separate Account No. 45 and Separate Account No. 49 dated May 1, 2008.



--------------------------------------------------------------------------------

Name



--------------------------------------------------------------------------------

Address



--------------------------------------------------------------------------------
City                   State        Zip








                      x01888/Core '02/'04, OR, '04(NY), '06/'06.5 and '07 Series

Accumulator(R)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2008


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.
--------------------------------------------------------------------------------


WHAT IS ACCUMULATOR(R)?


Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*           o EQ/Large Cap Growth PLUS(3)
o AXA Conservative Allocation*         o EQ/Legg Mason Value Equity
o AXA Conservative-Plus Allocation*    o EQ/Long Term Bond
o AXA Moderate Allocation*             o EQ/Lord Abbett Growth and Income
o AXA Moderate-Plus Allocation*        o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Common Stock    o EQ/Lord Abbett Mid Cap Value
o EQ/AllianceBernstein Intermediate    o EQ/Marsico Focus
  Government Securities                o EQ/Mid Cap Value PLUS(4)
o EQ/AllianceBernstein International   o EQ/Money Market
o EQ/AllianceBernstein Large Cap       o EQ/Montag & Caldwell Growth
  Growth                               o EQ/Mutual Shares
o EQ/AllianceBernstein Quality Bond    o EQ/Oppenheimer Global
o EQ/AllianceBernstein Small Cap       o EQ/Oppenheimer Main Street
  Growth                                 Opportunity
o EQ/AllianceBernstein Value           o EQ/Oppenheimer Main Street
o EQ/Ariel Appreciation II               Small Cap
o EQ/AXA Rosenberg Value Long/Short    o EQ/PIMCO Real Return
  Equity                               o EQ/Short Duration Bond
o EQ/BlackRock Basic Value Equity      o EQ/Small Company Index
o EQ/BlackRock International Value     o EQ/T. Rowe Price Growth Stock
o EQ/Boston Advisors Equity Income     o EQ/Templeton Growth
o EQ/Calvert Socially Responsible      o EQ/UBS Growth and Income
o EQ/Capital Guardian Growth           o EQ/Van Kampen Comstock
o EQ/Capital Guardian Research         o EQ/Van Kampen Emerging Markets
o EQ/Caywood-Scholl High Yield Bond      Equity
o EQ/Davis New York Venture            o EQ/Van Kampen Mid Cap Growth
o EQ/Equity 500 Index                  o EQ/Van Kampen Real Estate
o EQ/Evergreen International Bond      o Multimanager Aggressive Equity
o EQ/Evergreen Omega                   o Multimanager Core Bond
o EQ/FI Mid Cap                        o Multimanager Health Care
o EQ/Franklin Income                   o Multimanager High Yield
o EQ/Franklin Small Cap Value          o Multimanager International Equity
o EQ/Franklin Templeton Founding       o Multimanager Large Cap Core Equity
  Strategy                             o Multimanager Large Cap Growth
o EQ/GAMCO Mergers and Acquisitions    o Multimanager Large Cap Value
o EQ/GAMCO Small Company Value         o Multimanager Mid Cap Growth
o EQ/International Core PLUS(1)        o Multimanager Mid Cap Value
o EQ/International Growth              o Multimanager Small Cap Growth
o EQ/JPMorgan Core Bond                o Multimanager Small Cap Value
o EQ/JPMorgan Value Opportunities      o Multimanager Technology
o EQ/Large Cap Core PLUS(2)
--------------------------------------------------------------------------------

*   The "AXA Allocation" portfolios.
(1) Formerly named "MarketPLUS International Core."
(2) Formerly named "MarketPLUS Large Cap Core."
(3) Formerly named "MarketPLUS Large Cap Growth."
(4) Formerly named "MarketPLUS MId Cap Value."



You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.


You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging, which are discussed later in this Prospectus.


TYPES OF CONTRACTS. Contracts were offered for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

o Two versions of the traditional IRA were offered: "Rollover IRA" and "Flexible Premium IRA." Two versions of the Roth IRA were offered: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer contributions only).

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b)Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).

A contribution of at least $5,000 was required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. A contribution of $2,000 was required to purchase a Flexible Premium IRA and Flexible Premium Roth IRA contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2008, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.



The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                        Core 02/04 Series X01893

This contract is no longer available for new purchasers. This contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix IX later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(Not all of the features listed are available under all contracts or in all states.)
--------------------------------------------------------------------------------
ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
Accumulator(R) at a glance -- key features                                  12

--------------------------------------------------------------------------------
FEE TABLE                                                                   14
--------------------------------------------------------------------------------
Example                                                                     18
Condensed financial information                                             21


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           22
--------------------------------------------------------------------------------

How you can contribute to your contract                                     22

Owner and annuitant requirements                                            29
How you can make your contributions                                         29
What are your investment options under the contract?                        29
Portfolios of the Trusts                                                    30
Allocating your contributions                                               36
Guaranteed minimum death benefit and
  Guaranteed minimum income benefit base                                    39
Annuity purchase factors                                                    40
Guaranteed minimum income benefit option*                                   41
Guaranteed minimum death benefit                                            43
Principal Protector(SM)                                                     45
Inherited IRA beneficiary continuation contract                             48
Your right to cancel within a certain number of days                        49


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        50
--------------------------------------------------------------------------------
Your account value and cash value                                           50
Your contract's value in the variable investment options                    50
Your contract's value in the guaranteed interest option                     50
Your contract's value in the fixed maturity options                         50
Your contract's value in the account for special dollar
       cost averaging                                                       50
Insufficient account value                                                  50

----------------------
* Depending on when you purchased your contract, this benefit may be called the "Living Benefit." Accordingly, if applicable, all references to the Guaranteed minimum income benefit in this Prospectus and any related registration statement documents are references to the Living Benefit.

"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                 Contents of this Prospectus  3

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         52
--------------------------------------------------------------------------------
Transferring your account value                                             52
Disruptive transfer activity                                                52
Rebalancing your account value                                              53


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     55
--------------------------------------------------------------------------------
Withdrawing your account value                                              55
How withdrawals are taken from your account value                           56
How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income
 benefit, Guaranteed minimum death benefit and
 Guaranteed principal benefit option 2                                      57
How withdrawals affect Principal Protector(SM)                              57
Withdrawals treated as surrenders                                           57
Loans under Rollover TSA contracts                                          58
Surrendering your contract to receive its cash value                        58
When to expect payments                                                     58
Your annuity payout options                                                 59


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     62
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          62
Charges that the Trusts deduct                                              66
Group or sponsored arrangements                                             66
Other distribution arrangements                                             66


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 67
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     67
How death benefit payment is made                                           68
Beneficiary continuation option                                             69


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          73
--------------------------------------------------------------------------------
Overview                                                                    73

Contracts that fund a retirement arrangement                                73

Transfers among investment options                                          73
Taxation of nonqualified annuities                                          73
Individual retirement arrangements (IRAs)                                   75
Tax-sheltered annuity contracts (TSAs)                                      84
Federal and state income tax withholding and
  information reporting                                                     89
Special rules for contracts funding qualified plans                         90
Impact of taxes to AXA Equitable                                            90

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         91
--------------------------------------------------------------------------------
About Separate Account No. 49                                               91
About the Trusts                                                            91
About our fixed maturity options                                            91
About the general account                                                   92
About other methods of payment                                              93
Dates and prices at which contract events occur                             93
About your voting rights                                                    94
About legal proceedings                                                     94
Financial statements                                                        94

Transfers of ownership, collateral assignments, loans
  and borrowing                                                             95

Distribution of the contracts                                               95



--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
   I -- Condensed financial information                                     A-1
  II -- Purchase considerations for QP contracts                            B-1
 III -- Market value adjustment example                                     C-1
  IV -- Enhanced death benefit example                                      D-1
   V -- Hypothetical illustrations                                          E-1
  VI -- Guaranteed principal benefit example                                F-1
 VII -- Protection Plus(SM) example                                         G-1
VIII -- State contract availability and/or variations of certain
        features and benefits                                               H-1
  IX -- Contract variations                                                 I-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this Prospectus

Index of key words and phrases
-------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this Prospectus.


                                                                 Page
   6% Roll-Up to age 85 enhanced death benefit                     39
   account for special dollar cost averaging                       36
   account value                                                   50
   administrative charge                                           62
   annual administrative charge                                    62
   Annual Ratchet to age 85 enhanced death benefit                 40
   annuitant                                                       22
   annuitization                                                   59
   annuity maturity date                                           61
   annuity payout options                                          59
   annuity purchase factors                                        40
   automatic investment program                                    93
   beneficiary                                                     67
   Beneficiary continuation option ("BCO")                         69
   business day                                                    93
   cash value                                                      50
   charges for state premium and other applicable taxes            66
   contract date                                                   29
   contract date anniversary                                       29
   contract year                                                   29
   contributions to Roth IRAs                                      81
     regular contributions                                         81
     rollovers and transfers                                       82
     conversion contributions                                      82
   contributions to traditional IRAs                               76
     regular contributions                                         76
     rollovers and transfers                                       77
   disability, terminal illness or confinement to nursing home     64
   disruptive transfer activity                                    52
   Distribution Charge                                             62
   EQAccess                                                         8
   ERISA                                                           66
   Fixed-dollar option                                             38
   fixed maturity options                                          35
   Flexible Premium IRA                                         cover
   Flexible Premium Roth IRA                                    cover
   free look                                                       49
   free withdrawal amount                                          63
   general account                                                 92
   General dollar cost averaging                                   38
   guaranteed interest option                                      35
   Guaranteed minimum death benefit                                43
   Guaranteed minimum death benefit charge                         64
   Guaranteed minimum death benefit and Guaranteed
     minimum income benefit base                                   39
   Guaranteed minimum death benefit/guaranteed
     minimum income benefit roll-up benefit
     base reset option                                             43
   Guaranteed minimum income benefit                               41
   Guaranteed minimum income benefit charge                        64
   Guaranteed minimum income benefit "no lapse guarantee"          42
   Guaranteed principal benefits                                   36
   IRA                                                          cover
   IRS                                                             73
   Inherited IRA                                                cover
   Investment simplifier                                           38
   investment options                                           cover
   lifetime required minimum distribution withdrawals              56
   loan reserve account                                            58
   loans under Rollover TSA                                        58
   market adjusted amount                                          35
   market value adjustment                                         35
   market timing                                                   52
   maturity dates                                                  35
   maturity value                                                  35
   Mortality and expense risks charge                              62
   NQ                                                           cover
   Optional step up charge                                         66
   partial withdrawals                                             55
   Portfolio                                                    cover
   Principal assurance                                             37
   Principal Protector(SM)                                         45
   Principal Protector(SM) charge                                  65
   processing office                                                8
   Protection Plus(SM)                                             44
   Protection Plus(SM) charge                                      65
   QP                                                           cover
   rate to maturity                                                35
   Rebalancing                                                     53
   Rollover IRA                                                 cover
   Rollover TSA                                                 cover
   Roth Conversion IRA                                          cover
   Roth IRA                                                     cover
   SAI                                                          cover
   SEC                                                          cover
   self-directed allocation                                        36
   Separate Account No. 49                                         91
   special dollar cost averaging                                   38
   Spousal protection                                              69
   standard death benefit                                          39
   substantially equal withdrawals                                 56
   Successor owner and annuitant                                   68
   systematic withdrawals                                          55
   TOPS                                                             8
   TSA                                                          cover
   traditional IRA                                              cover
   Trusts                                                          86
   unit                                                            50
   variable investment options                                     29
   wire transmittals and electronic applications                   93
   withdrawal charge                                               63



                                              Index of key words and phrases  5

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Also, depending on when you purchased your contract, some of these may not apply to you or may be named differently under your contract. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
  Prospectus                          Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options              Guarantee Periods (Guaranteed Fixed
                                      Interest Accounts in supplemental
                                        materials)
  variable investment options         Investment Funds
  account value                       Annuity Account Value
  rate to maturity                    Guaranteed Rates
  unit                                Accumulation Unit
  Guaranteed minimum death benefit    Guaranteed death benefit
  Guaranteed minimum income benefit   Guaranteed Income Benefit or Living
                                        Benefit
  Guaranteed interest option          Guaranteed Interest Account
  Principal Protector(SM)             Guaranteed withdrawal benefit
  GWB benefit base                    Principal Protector(SM) benefit base
  GWB Annual withdrawal amount        Principal Protector(SM) Annual withdrawal
                                      amount
  GWB Annual withdrawal option        Principal Protector(SM) Annual withdrawal
                                        option
  GWB Excess withdrawal               Principal Protector(SM) Excess withdrawal
--------------------------------------------------------------------------------

6 Index of key words and phrases

Who is AXA Equitable?
--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  7

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:





--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 13014
     Newark, NJ 07188-0014

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     c/o JPMorgan Chase -- Remit One Lockbox Processing
     Lockbox No. 13014
     4 Chase Metrotech Center, 7th Floor West
     Brooklyn, NY 11245-0001
     Attn: Remit One Lockbox

--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     200 Plaza Drive, 1st Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at the appropriate processing office. Our processing office for correspondence with checks is Chase Metrotech Center, 7th Floor West, Brooklyn, NY. Our processing office for all other communications is 200 Plaza Drive, 1st Floor, Secaucus, NJ.



--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for the fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o   elect to receive certain contract statements electronically;

o   enroll in , modify or cancel a rebalancing program (through EQAccess only);


o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of any transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money



8  Who is AXA Equitable?

among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flex ible Premium Roth IRA contract;


(3)  election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);


(5)  spousal consent for loans under Rollover TSA contracts;

(6)  requests for withdrawals or surrenders from Rollover TSA contracts;

(7)  tax withholding elections;

(8)  election of the beneficiary continuation option;

(9)  IRA contribution recharacterizations;


(10) Section 1035 exchanges;

(11) direct transfers and rollovers;


(12) exercise of the Guaranteed minimum income benefit;

(13) requests to reset your Roll-Up benefit base (for certain contracts with both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);

(14) requests to step up your Guaranteed withdrawal benefit ("GWB") benefit base, if applicable, under the Optional step up provision;

(15) requests to terminate or reinstate your GWB, if applicable, under the Beneficiary continuation option, if applicable;

(16) death claims;


(17) purchase by, or change of ownership to, a non-natural person;

(18) change in ownership (NQ only if available under your contract); and


(19) enrollment in our "automatic required minimum distribution (RMD) service."




WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  beneficiary changes;


(2)  contract surrender and withdrawal requests;

(3) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(4)  special dollar cost averaging.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1)  automatic investment program;


(2) general dollar cost averaging (including the fixed dollar and interest sweep options);


(3)  special dollar cost averaging;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


                                                        Who is AXA Equitable?  9

Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(Not all of the features listed are available under all contracts or in all states.)
--------------------------------------------------------------------------------


Professional investment      Accumulator's(R) variable investment options invest
management                   in different Portfolios managed by professional
                             investment advisers.
--------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities
                               ranging from approximately 1 to 10 years (subject
                               to availability).
                             o Each fixed maturity option offers a guarantee of
                               principal and interest rate if you hold it to
                               maturity.
                             o Special 10 year fixed maturity option (available
                               under Guaranteed principal benefit option 2
                               only).
                             ---------------------------------------------------
                             If you make withdrawals or transfers from a fixed
                             maturity option before maturity, there will be a
                             market value adjustment due to differences in
                             interest rates. If you withdraw or transfer only a
                             portion of a fixed maturity amount, this may
                             increase or decrease any value that you have left
                             in that fixed maturity option. If you surrender
                             your contract, a market value adjustment also
                             applies.
--------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option                       o Interest rates set periodically.
--------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a
cost averaging               portion of any eligible contribution to your
                             contract.
--------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you
                               make withdrawals from your contract or receive
                               annuity payments.
                             ---------------------------------------------------
                             o No tax on transfers among investment options
                               inside the contract.
                             ---------------------------------------------------
                             You should be aware that annuity contracts that
                             were purchased as an Individual Retirement Annuity
                             (IRA) or Tax Sheltered Annuity (TSA), or to fund an
                             employer retirement plan (QP or Qualified Plan), do
                             not provide tax deferral benefits beyond those
                             already provided by the Internal Revenue Code for
                             these types of arrangements. Before you purchased
                             your contract, you should have considered its
                             features and benefits beyond tax deferral, as well
                             as its features, benefits and costs relative to any
                             other investment that you may have chosen in
                             connection with your retirement plan or
                             arrangement, to determine whether it would meet
                             your needs and goals. Depending on your personal
                             situation, the contract's guaranteed benefits may
                             have limited usefulness because of required minimum
                             distributions ("RMDs").
--------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides
income benefit (or "Living   income protection for you during the annuitant's
Benefit")                    life once you elect to annuitize the contract.
--------------------------------------------------------------------------------
Principal Protector(SM)      Principal Protector(SM) is our optional Guaranteed
                             withdrawal benefit ("GWB"), which provides for
                             recovery of your total contributions through
                             withdrawals, even if your account value falls to
                             zero, provided that during each contract year, your
                             total withdrawals do not exceed a specified amount.
                             This feature may not have been available under your
                             contract.
--------------------------------------------------------------------------------



10 Accumulator(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts   NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                         o Initial minimum:      $5,000
                         o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                 $100 monthly and $300 quarterly under our automatic investment program
                                                 (NQ contracts)
                                                 $50 (IRA contracts)
                                                 $1,000 (Inherited IRA contracts)
                       -------------------------------------------------------------------------------------------------------------
                       Flexible Premium IRA and Flexible Premium Roth IRA contracts
                         o Initial minimum:      $2,000
                         o Additional minimum:   $   50
                       -------------------------------------------------------------------------------------------------------------
                       Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million ($500,000 for certain owners or annuitants who are age 81 and older at contract issue). See "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals
                       o Several withdrawal options on a periodic basis
                       o Loans under Rollover TSA contracts (employer or plan approval required)
                       o Contract surrender
                       You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options
                       o Variable Immediate Annuity payout options (described in a separate prospectus for that option)
                       o Income Manager(R) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
Additional features*   o Guaranteed minimum death benefit options
                       o Guaranteed principal benefit options (including Principal assurance)
                       o Dollar cost averaging
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semi-annually, and annually)
                       o Free transfers
                       o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home
                       o Protection Plus(SM), an optional death benefit available under certain contracts (subject to state availability)
                       o Spousal protection (not available under certain contracts)
                       o Successor owner/annuitant
                       o Beneficiary continuation option
                       o Guaranteed minimum income benefit no lapse guarantee (available under contracts with applications that were signed and submitted on or after January 1, 2005 subject to state availability)
                       o Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset
                         (available under contracts with applications that were signed and submitted on or after October 1, 2005 subject to state availability)
------------------------------------------------------------------------------------------------------------------------------------


* Not all features are available under all contracts. Please see Appendix IX \ later in this Prospectus for more information.


                                   Accumulator(R) at a glance -- key features 11

--------------------------------------------------------------------------------
Fees and charges(+)

                               o Daily charges on amounts invested in variable
                                 investment options for mortality and expense
                                 risks, administrative charges and distribution
                                 charges at an annual rate of 1.25%.
                               o The charges for the Guaranteed minimum death
                                 benefits range from 0.0% to 0.60%, annually, of
                                 the applicable benefit base. The benefit base
                                 is described under "Guaranteed minimum death
                                 benefit and Guaranteed minimum income benefit
                                 base" in "Contract features and benefits" later
                                 in this Prospectus.
                               o An annual charge of 0.65% of the applicable
                                 benefit base charge for the optional Guaranteed
                                 minimum income benefit until you exercise the
                                 benefit, elect another annuity payout or the
                                 contract date anniversary after the annuitant
                                 reaches age 85, whichever occurs first. The
                                 benefit base is described under "Guaranteed
                                 minimum death benefit and Guaranteed minimum
                                 income benefit base" in "Contract features and
                                 benefits" later in this Prospectus.
                               o An annual charge for the optional Guaranteed
                                 principal benefit option 2 (if available)
                                 deducted on the first ten contract date
                                 anniversaries equal to 0.50% of the account
                                 value.
                               o If your account value at the end of the
                                 contract year is less than $50,000, we deduct
                                 an annual administrative charge equal to $30,
                                 or during the first two contract years, 2% of
                                 your account value, if less. If your account
                                 value on the contract date anniversary is
                                 $50,000 or more, we will not deduct the charge.
                               o An annual charge of 0.35% of your account value
                                 for the Protection Plus(SM) optional death
                                 benefit.
                               o An annual charge of 0.35% of your account value
                                 for the 5% GWB Annual withdrawal option (if
                                 available) or 0.50% of your account value for
                                 the 7% GWB Annual withdrawal option (if
                                 available) for the Principal Protector(SM)
                                 benefit. If you "step up" your GWB benefit
                                 base, we reserve the right to raise the charge
                                 up to 0.60% and 0.80%, respectively. See
                                 "Principal Protector(SM)" in "Contract features
                                 and benefits" later in this Prospectus.
                               o No sales charge is deducted at the time you
                                 make contributions.
                               o During the first seven contract years following
                                 a contribution, a charge of up to 7% will be
                                 deducted from amounts that you withdraw that
                                 exceed 10% of your account value. We use your
                                 account value at the beginning of each contract
                                 year to calculate the 10% amount available.
                                 There is no withdrawal charge in the eighth and
                                 later contract years following a contribution.
                                 Certain other exemptions may apply. Certain
                                 contracts may provide for a higher free
                                 withdrawal amount. See Appendix IX later in
                                 this Prospectus for the free withdrawal amount
                                 that applies to your contract.
                                 -----------------------------------------------
                                 The "contract date" is the effective date of a
                                 contract. This usually is the business day we
                                 received the properly completed and signed
                                 application, along with any other required
                                 documents, and your initial contribution. Your
                                 contract date appears in your contract. The
                                 12-month period beginning on your contract date
                                 and each 12-month period after that date is a
                                 "contract year." The end of each 12-month
                                 period is your "contract date anniversary." For
                                 example, if your contract date is May 1, your
                                 contract date anniversary is April 30.
                                 -----------------------------------------------
                               o We deduct a charge designed to approximate
                                 certain taxes that may be imposed on us, such
                                 as premium taxes in your state. This charge is
                                 generally deducted from the amount applied to
                                 an annuity payout option.
                               o We currently deduct a $350 annuity
                                 administrative fee from amounts applied to
                                 purchase the variable immediate annuitization
                                 payout option. This option is described in a
                                 separate prospectus that is available from your
                                 financial professional.
                               o Annual expenses of the Trusts' Portfolios are
                                 calculated as a percentage of the average daily
                                 net assets invested in each Portfolio. Please
                                 see "Fee table" later in this Prospectus for
                                 details.

+ The fees and charges shown in this section are the maximum charges a contract owner will pay. Please see your contract for the fees and charges that apply to you. Also, some of the optional benefits may not be available under your contract.
--------------------------------------------------------------------------------
Annuitant issue ages*          NQ: 0-85
                               Rollover IRA, Roth Conversion
                               IRA, Flexible Premium Roth IRA
                               and Rollover TSA: 20-85
                               Flexible Premium IRA: 20-70
                               Inherited IRA: 0-70
                               QP: 20-75

* If you are an existing contract owner, you may have purchased your contract at an older issue age.
--------------------------------------------------------------------------------


12 Accumulator(R) at a glance -- key features

The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus provides a description of all material provisions of the contract. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


                                   Accumulator(R) at a glance -- key features 13

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus. The fees and charges shown in this section are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX later in this Prospectus for the fees and charges that apply under your contract.

All features listed below may not have been available at the time you purchased your contract. See Appendix IX later in this Prospectus for more information.


The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain  transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)             7.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                          $ 350
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
$   50,000(3)                                                                   $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                      $   0
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and expense risks                                                     0.75%(4)
Administrative                                                                  0.30%
Distribution                                                                    0.20%
                                                                                -----
Total Separate account annual expenses                                          1.25%

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect any of the following optional benefits
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect).
   Standard death benefit                                                       0.00%
   Annual Ratchet to age 85                                                     0.30% of the Annual Ratchet to age 85 benefit base
                                                                                (maximum);
                                                                                0.25% (current)
   6% Roll-Up to age 85                                                         0.45% of the 6% Roll-Up to age 85 benefit base
   Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85                  0.50% of the greater of 5% Roll-Up to age 85
                                                                                benefit base of the Annual Ratchet to age 85
                                                                                benefit base, as applicable.

   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85                  0.60% of the greater of 6% Roll-Up to age 85
                                                                                benefit base or the Annual Ratchet to age 85
                                                                                benefit base, as applicable
------------------------------------------------------------------------------------------------------------------------------------


14 Fee table

------------------------------------------------------------------------------------------------------------------------------------
Guaranteed principal benefit charge for option 2 (calculated as a percentage of the account value. Deducted annually(2) on the first 10
contract date anniversaries)                                                    0.50%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit (or "Living Benefit")
charge (calculated as a percentage of the applicable benefit base.
Deducted annually(2) on each contract date anniversary for which the
benefit is in effect)                                                           0.65%
------------------------------------------------------------------------------------------------------------------------------------
Protection Plus(SM) benefit charge (calculated as a percentage of the account value. Deducted annually(2) on each contract date anniver-
sary for which the benefit is in effect)                                        0.35%
------------------------------------------------------------------------------------------------------------------------------------
Principal Protector(SM) benefit charge (calculated as a percentage              0.35% for the 5% GWB
of the account value. Deducted annually(2) on each contract date anni-          Annual withdrawal option
versary, provided your GWB benefit base is greater than zero.)
                                                                                0.50% for the 7% GWB
                                                                                Annual withdrawal option

If you "step up" your GWB benefit base, we reserve the right to                 0.60% for the 5% GWB
increase your charge up to:                                                     Annual withdrawal option

                                                                                0.80% for the 7% GWB
                                                                                Annual withdrawal option

Please see "Principal Protector(SM)" in "Contract features and benefits" for more information about this feature, including its benefit base and the optional step up provision, and "Principal Protector(SM) charge" in "Charges and expenses," both later in this Prospectus, for more information about when the charge applies.
------------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge - Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                         2.00%(5)
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted         Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or      ------     -------
other expenses)(6)                                                                     0.63%      3.56%


This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.


------------------------------------------------------------------------------------------------------------------------
                                                                        Acquired
                                                                       Fund Fees      Total
                                                                          and       Annual
                                                                        Expenses   Expenses    Fee Waiv-    Net Annual
                                                                       (Underly-    (Before   ers and/or     Expenses
                                     Manage-                              ing       Expense     Expense       (After
                                      ment       12b-1       Other      Portfo-     Limita-   Reimburse-     Expense
 Portfolio Name                      Fees(7)   Fees(8)   Expenses(9)   lios)(10)    tions)     ments(11)   Limitations)
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation          0.10%      0.25%     0.17%         0.92%       1.44%      (0.17)%      1.27%
AXA Conservative Allocation        0.10%      0.25%     0.21%         0.69%       1.25%      (0.21)%      1.04%
AXA Conservative-Plus Allocation   0.10%      0.25%     0.19%         0.76%       1.30%      (0.19)%      1.11%
AXA Moderate Allocation            0.10%      0.25%     0.17%         0.82%       1.34%      (0.17)%      1.17%
AXA Moderate-Plus Allocation       0.10%      0.25%     0.17%         0.86%       1.38%      (0.17)%      1.21%
Multimanager Aggressive Equity     0.60%      0.25%     0.19%           --        1.04%         --        1.04%
Multimanager Core Bond             0.58%      0.25%     0.18%           --        1.01%      (0.01)%      1.00%
Multimanager Health Care           1.20%      0.25%     0.23%           --        1.68%       0.00%       1.68%
Multimanager High Yield            0.57%      0.25%     0.19%           --        1.01%         --        1.01%
------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 15

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

---------------------------------------------------------------------------------------------
                                                         Manage-
                                                           ment      12b-1     Other
 Portfolio Name                                          Fees(7)    Fees(8)  Expenses(9)
---------------------------------------------------------------------------------------------
Multimanager International Equity                         1.00%      0.25%     0.23%
Multimanager Large Cap Core Equity                        0.89%      0.25%     0.21%
Multimanager Large Cap Growth                             0.90%      0.25%     0.22%
Multimanager Large Cap Value                              0.87%      0.25%     0.20%
Multimanager Mid Cap Growth                               1.10%      0.25%     0.20%
Multimanager Mid Cap Value                                1.09%      0.25%     0.20%
Multimanager Small Cap Growth                             1.05%      0.25%     0.27%
Multimanager Small Cap Value                              1.03%      0.25%     0.18%
Multimanager Technology                                   1.20%      0.25%     0.22%
---------------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%      0.25%     0.13%
EQ/AllianceBernstein Intermediate Government Securities   0.50%      0.25%     0.13%
EQ/AllianceBernstein International                        0.71%      0.25%     0.18%
EQ/AllianceBernstein Large Cap Growth                     0.90%      0.25%     0.13%
EQ/AllianceBernstein Quality Bond                         0.50%      0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%      0.25%     0.13%
EQ/AllianceBernstein Value                                0.59%      0.25%     0.12%
EQ/Ariel Appreciation II                                  0.75%      0.25%     0.26%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%      0.25%     1.91%
EQ/BlackRock Basic Value Equity                           0.55%      0.25%     0.13%
EQ/BlackRock International Value                          0.81%      0.25%     0.19%
EQ/Boston Advisors Equity Income                          0.75%      0.25%     0.14%
EQ/Calvert Socially Responsible                           0.65%      0.25%     0.23%
EQ/Capital Guardian Growth                                0.65%      0.25%     0.14%
EQ/Capital Guardian Research                              0.63%      0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                         0.60%      0.25%     0.16%
EQ/Davis New York Venture                                 0.85%      0.25%     0.18%
EQ/Equity 500 Index                                       0.25%      0.25%     0.13%
EQ/Evergreen International Bond                           0.70%      0.25%     0.17%
EQ/Evergreen Omega                                        0.65%      0.25%     0.25%
EQ/FI Mid Cap                                             0.68%      0.25%     0.13%
EQ/Franklin Income                                        0.90%      0.25%     0.15%
EQ/Franklin Small Cap Value                               0.90%      0.25%     0.18%
EQ/Franklin Templeton Founding Strategy                   0.05%      0.25%     0.22%
EQ/GAMCO Mergers and Acquisitions                         0.90%      0.25%     0.19%
EQ/GAMCO Small Company Value                              0.76%      0.25%     0.12%
EQ/International Core PLUS                                0.60%      0.25%     0.30%
EQ/International Growth                                   0.85%      0.25%     0.27%
EQ/JPMorgan Core Bond                                     0.43%      0.25%     0.13%
EQ/JPMorgan Value Opportunities                           0.60%      0.25%     0.14%
EQ/Large Cap Core PLUS                                    0.50%      0.25%     0.25%
EQ/Large Cap Growth PLUS                                  0.50%      0.25%     0.24%
EQ/Legg Mason Value Equity                                0.65%      0.25%     0.17%
EQ/Long Term Bond                                         0.40%      0.25%     0.13%
EQ/Lord Abbett Growth and Income                          0.65%      0.25%     0.16%
EQ/Lord Abbett Large Cap Core                             0.65%      0.25%     0.21%
EQ/Lord Abbett Mid Cap Value                              0.70%      0.25%     0.15%
EQ/Marsico Focus                                          0.85%      0.25%     0.13%
EQ/Mid Cap Value PLUS                                     0.55%      0.25%     0.24%
EQ/Money Market                                           0.32%      0.25%     0.13%
EQ/Montag & Caldwell Growth                               0.75%      0.25%     0.15%
EQ/Mutual Shares                                          0.90%      0.25%     0.21%
EQ/Oppenheimer Global                                     0.95%      0.25%     0.51%
EQ/Oppenheimer Main Street Opportunity                    0.85%      0.25%     0.45%
EQ/Oppenheimer Main Street Small Cap                      0.90%      0.25%     0.48%
EQ/PIMCO Real Return                                      0.55%      0.25%     0.14%
---------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                         Acquired
                                                        Fund Fees      Total
                                                           and       Annual
                                                         Expenses   Expenses    Fee Waiv-     Net Annual
                                                        (Underly-    (Before   ers and/or      Expenses
                                                           ing       Expense     Expense        (After
                                                         Portfo-     Limita-   Reimburse-      Expense
 Portfolio Name                                         lios)(10)    tions)     ments(11)    Limitations)
-------------------------------------------------------------------------------------------------------------
Multimanager International Equity                           --        1.48%        0.00%        1.48%
Multimanager Large Cap Core Equity                          --        1.35%        0.00%        1.35%
Multimanager Large Cap Growth                               --        1.37%       (0.02)%       1.35%
Multimanager Large Cap Value                                --        1.32%        0.00%        1.32%
Multimanager Mid Cap Growth                                 --        1.55%        0.00%        1.55%
Multimanager Mid Cap Value                                  --        1.54%        0.00%        1.54%
Multimanager Small Cap Growth                               --        1.57%       (0.02)%       1.55%
Multimanager Small Cap Value                                --        1.46%        0.00%        1.46%
Multimanager Technology                                   0.01%       1.68%        0.00%        1.68%
-------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           --        0.85%          --         0.85%
EQ/AllianceBernstein Intermediate Government Securities     --        0.88%          --         0.88%
EQ/AllianceBernstein International                          --        1.14%       (0.04)%       1.10%
EQ/AllianceBernstein Large Cap Growth                       --        1.28%       (0.23)%       1.05%
EQ/AllianceBernstein Quality Bond                           --        0.89%          --         0.89%
EQ/AllianceBernstein Small Cap Growth                       --        1.12%          --         1.12%
EQ/AllianceBernstein Value                                  --        0.96%       (0.01)%       0.95%
EQ/Ariel Appreciation II                                    --        1.26%       (0.11)%       1.15%
EQ/AXA Rosenberg Value Long/Short Equity                    --        3.56%        0.00%        3.56%
EQ/BlackRock Basic Value Equity                             --        0.93%        0.00%        0.93%
EQ/BlackRock International Value                            --        1.25%        0.00%        1.25%
EQ/Boston Advisors Equity Income                            --        1.14%       (0.09)%       1.05%
EQ/Calvert Socially Responsible                             --        1.13%       (0.08)%       1.05%
EQ/Capital Guardian Growth                                0.01%       1.05%       (0.09)%       0.96%
EQ/Capital Guardian Research                                --        1.01%       (0.06)%       0.95%
EQ/Caywood-Scholl High Yield Bond                           --        1.01%       (0.01)%       1.00%
EQ/Davis New York Venture                                   --        1.28%        0.00%        1.28%
EQ/Equity 500 Index                                         --        0.63%          --         0.63%
EQ/Evergreen International Bond                             --        1.12%        0.00%        1.12%
EQ/Evergreen Omega                                          --        1.15%        0.00%        1.15%
EQ/FI Mid Cap                                               --        1.06%       (0.06)%       1.00%
EQ/Franklin Income                                          --        1.30%        0.00%        1.30%
EQ/Franklin Small Cap Value                                 --        1.33%       (0.03)%       1.30%
EQ/Franklin Templeton Founding Strategy                   1.05%       1.57%       (0.12)%       1.45%(12)
EQ/GAMCO Mergers and Acquisitions                           --        1.34%        0.00%        1.34%
EQ/GAMCO Small Company Value                                --        1.13%        0.00%        1.13%
EQ/International Core PLUS                                0.04%       1.19%       (0.05)%       1.14%
EQ/International Growth                                     --        1.37%        0.00%        1.37%
EQ/JPMorgan Core Bond                                       --        0.81%        0.00%        0.81%
EQ/JPMorgan Value Opportunities                             --        0.99%       (0.04)%       0.95%
EQ/Large Cap Core PLUS                                    0.02%       1.02%       (0.05)%       0.97%
EQ/Large Cap Growth PLUS                                  0.02%       1.01%       (0.04)%       0.97%
EQ/Legg Mason Value Equity                                  --        1.07%       (0.07)%       1.00%
EQ/Long Term Bond                                           --        0.78%        0.00%        0.78%
EQ/Lord Abbett Growth and Income                            --        1.06%       (0.06)%       1.00%
EQ/Lord Abbett Large Cap Core                               --        1.11%       (0.11)%       1.00%
EQ/Lord Abbett Mid Cap Value                                --        1.10%       (0.05)%       1.05%
EQ/Marsico Focus                                            --        1.23%       (0.08)%       1.15%
EQ/Mid Cap Value PLUS                                     0.02%       1.06%       (0.04)%       1.02%
EQ/Money Market                                             --        0.70%          --         0.70%
EQ/Montag & Caldwell Growth                                 --        1.15%        0.00%        1.15%
EQ/Mutual Shares                                            --        1.36%       (0.06)%       1.30%
EQ/Oppenheimer Global                                     0.01%       1.72%       (0.36)%       1.36%
EQ/Oppenheimer Main Street Opportunity                    0.01%       1.56%       (0.25)%       1.31%
EQ/Oppenheimer Main Street Small Cap                      0.01%       1.64%       (0.33)%       1.31%
EQ/PIMCO Real Return                                        --        0.94%       (0.04)%       0.90%
-------------------------------------------------------------------------------------------------------------


16 Fee table

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



-----------------------------------------------------------------------------------------------------------------------------
                                                                             Acquired
                                                                            Fund Fees      Total
                                                                               and       Annual
                                                                             Expenses   Expenses    Fee Waiv-    Net Annual
                                                                            (Underly-    (Before   ers and/or     Expenses
                                          Manage-                              ing       Expense     Expense       (After
                                           ment       12b-1       Other      Portfo-     Limita-   Reimburse-     Expense
 Portfolio Name                           Fees(7)   Fees(8)   Expenses(9)   lios)(10)    tions)     ments(11)   Limitations)
-----------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond                  0.43%      0.25%     0.15%             --      0.83%        0.00%      0.83%
EQ/Small Company Index                  0.25%      0.25%     0.14%             --      0.64%        0.00%      0.64%
EQ/T. Rowe Price Growth Stock           0.79%      0.25%     0.14%             --      1.18%       (0.03)%     1.15%
EQ/Templeton Growth                     0.95%      0.25%     0.20%             --      1.40%       (0.05)%     1.35%
EQ/UBS Growth and Income                0.75%      0.25%     0.16%             --      1.16%       (0.11)%     1.05%
EQ/Van Kampen Comstock                  0.65%      0.25%     0.15%             --      1.05%       (0.05)%     1.00%
EQ/Van Kampen Emerging Markets Equity   1.11%      0.25%     0.28%             --      1.64%        0.00%      1.64%
EQ/Van Kampen Mid Cap Growth            0.70%      0.25%     0.15%             --      1.10%       (0.05)%     1.05%
EQ/Van Kampen Real Estate               0.90%      0.25%     0.21%             --      1.36%       (0.10)%     1.26%
-----------------------------------------------------------------------------------------------------------------------------


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is         Contract
     determined by the contract year in which           Year
     you make the withdrawal or surrender your          1 ...............7.00%
     contract. For each contribution, we consider       2 ...............7.00%
     the contract year in which we receive that         3 ...............6.00%
     contribution to be "contract year 1")              4 ...............6.00%
                                                        5 ...............5.00%
                                                        6 ...............3.00%
                                                        7 ...............1.00%
                                                        8+ ..............0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply under your contract. See Appendix IX later in this Prospectus for more information. For Principal Protector(SM) only (if available), if the contract and benefit are continued under the Beneficiary continuation option with Principal Protector(SM), the pro rata deduction for the Principal Protector(SM) charge is waived.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable , is $30 for each con tract year.


(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.

(7) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnotes (11) and (12) for any expense limitation agreement information.

(8) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(9) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnotes (11) and (12) for any expense limitation agreement information.

(10) Each of these variable investment options invests in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(11) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolio in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:



                                                                    Fee table 17

     ---------------------------------------------
      Portfolio Name
     ---------------------------------------------
     Multimanager Aggressive Equity          0.97%
     ---------------------------------------------
     Multimanager Health Care                1.67%
     ---------------------------------------------
     Multimanager Large Cap Core Equity      1.34%
     ---------------------------------------------
     Multimanager Large Cap Growth           1.29%
     ---------------------------------------------
     Multimanager Large Cap Value            1.26%
     ---------------------------------------------
     Multimanager Mid Cap Growth             1.52%
     ---------------------------------------------
     Multimanager Mid Cap Value              1.53%
     ---------------------------------------------
     Multimanager Small Cap Growth           1.35%
     ---------------------------------------------
     Multimanager Small Cap Value            1.45%
     ---------------------------------------------
     Multimanager Technology                 1.67%
     ---------------------------------------------
     EQ/AllianceBernstein Common Stock       0.84%
     ---------------------------------------------
     EQ/AllianceBernstein Large Cap Growth   1.03%
     ---------------------------------------------
     EQ/AllianceBernstein Small Cap Growth   1.11%
     ---------------------------------------------
     EQ/AllianceBernstein Value              0.87%
     ---------------------------------------------
     EQ/Ariel Appreciation II                1.09%
     ---------------------------------------------
     EQ/BlackRock Basic Value Equity         0.92%
     ---------------------------------------------
     EQ/Davis New York Venture               1.25%
     ---------------------------------------------
     EQ/Evergreen Omega                      1.12%
     ---------------------------------------------
     EQ/GAMCO Mergers and Acquisitions       1.33%
     ---------------------------------------------
     EQ/GAMCO Small Company Value            1.10%
     ---------------------------------------------
     EQ/International Core PLUS              1.05%
     ---------------------------------------------
     EQ/Large Cap Core PLUS                  0.83%
     ---------------------------------------------
     EQ/Large Cap Growth PLUS                0.82%
     ---------------------------------------------
     EQ/Legg Mason Value Equity              0.97%
     ---------------------------------------------
     EQ/Lord Abbett Growth and Income        0.98%
     ---------------------------------------------
     EQ/Lord Abbett Large Cap Core           0.99%
     ---------------------------------------------
     EQ/Lord Abbett Mid Cap Value            1.04%
     ---------------------------------------------
     EQ/Mid Cap Value PLUS                   0.81%
     ---------------------------------------------
     EQ/Montag & Caldwell Growth             1.13%
     ---------------------------------------------
     EQ/T. Rowe Price Growth Stock           0.87%
     ---------------------------------------------
     EQ/UBS Growth and Income                1.04%
     ---------------------------------------------
     EQ/Van Kampen Comstock                  0.99%
     ---------------------------------------------
     EQ/Van Kampen Mid Cap Growth            1.04%
     ---------------------------------------------

(12) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and adminis tration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed minimum income benefit with the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2007, which results in an estimated administrative charge of 0.009% of contract value.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



18 Fee table

----------------------------------------------------------------------------------------------------------------------
                                                                   If you surrender your contract at the end
                                                                         of the applicable time period
                                                          -----------------------------------------------------------
                        Portfolio Name                         1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
----------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 $ 1,153.00     $ 1,986.00     $ 2,860.00     $ 4,984.00
AXA Conservative Allocation                               $ 1,133.00     $ 1,928.00     $ 2,766.00     $ 4,811.00
AXA Conservative-Plus Allocation                          $ 1,138.00     $ 1,944.00     $ 2,791.00     $ 4,857.00
AXA Moderate Allocation                                   $ 1,142.00     $ 1,956.00     $ 2,811.00     $ 4,894.00
AXA Moderate-Plus Allocation                              $ 1,146.00     $ 1,968.00     $ 2,831.00     $ 4,930.00
Multimanager Aggressive Equity                            $ 1,111.00     $ 1,863.00     $ 2,661.00     $ 4,616.00
Multimanager Core Bond                                    $ 1,107.00     $ 1,854.00     $ 2,646.00     $ 4,587.00
Multimanager Health Care                                  $ 1,178.00     $ 2,060.00     $ 2,978.00     $ 5,198.00
Multimanager High Yield                                   $ 1,107.00     $ 1,854.00     $ 2,646.00     $ 4,587.00
Multimanager International Equity                         $ 1,157.00     $ 1,999.00     $ 2,880.00     $ 5,020.00
Multimanager Large Cap Core Equity                        $ 1,143.00     $ 1,959.00     $ 2,816.00     $ 4,903.00
Multimanager Large Cap Growth                             $ 1,145.00     $ 1,965.00     $ 2,826.00     $ 4,921.00
Multimanager Large Cap Value                              $ 1,140.00     $ 1,950.00     $ 2,801.00     $ 4,875.00
Multimanager Mid Cap Growth                               $ 1,164.00     $ 2,020.00     $ 2,915.00     $ 5,083.00
Multimanager Mid Cap Value                                $ 1,163.00     $ 2,017.00     $ 2,910.00     $ 5,074.00
Multimanager Small Cap Growth                             $ 1,166.00     $ 2,026.00     $ 2,924.00     $ 5,101.00
Multimanager Small Cap Value                              $ 1,155.00     $ 1,993.00     $ 2,870.00     $ 5,002.00
Multimanager Technology                                   $ 1,178.00     $ 2,060.00     $ 2,978.00     $ 5,198.00
----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         $ 1,091.00     $ 1,805.00     $ 2,565.00     $ 4,435.00
EQ/AllianceBernstein Intermediate Government Securities   $ 1,094.00     $ 1,814.00     $ 2,580.00     $ 4,464.00
EQ/AllianceBernstein International                        $ 1,121.00     $ 1,894.00     $ 2,711.00     $ 4,709.00
EQ/AllianceBernstein Large Cap Growth                     $ 1,136.00     $ 1,937.00     $ 2,781.00     $ 4,839.00
EQ/AllianceBernstein Quality Bond                         $ 1,095.00     $ 1,817.00     $ 2,585.00     $ 4,473.00
EQ/AllianceBernstein Small Cap Growth                     $ 1,119.00     $ 1,888.00     $ 2,701.00     $ 4,691.00
EQ/AllianceBernstein Value                                $ 1,102.00     $ 1,839.00     $ 2,620.00     $ 4,540.00
EQ/Ariel Appreciation II                                  $ 1,134.00     $ 1,931.00     $ 2,771.00     $ 4,820.00
EQ/AXA Rosenberg Value Long/Short Equity                  $ 1,375.00     $ 2,621.00     $ 3,861.00     $ 6,693.00
EQ/BlackRock Basic Value Equity                           $ 1,099.00     $ 1,829.00     $ 2,605.00     $ 4,512.00
EQ/BlackRock International Value                          $ 1,133.00     $ 1,928.00     $ 2,766.00     $ 4,811.00
EQ/Boston Advisors Equity Income                          $ 1,121.00     $ 1,894.00     $ 2,711.00     $ 4,709.00
EQ/Calvert Socially Responsible                           $ 1,120.00     $ 1,891.00     $ 2,706.00     $ 4,700.00
EQ/Capital Guardian Growth                                $ 1,112.00     $ 1,867.00     $ 2,666.00     $ 4,625.00
EQ/Capital Guardian Research                              $ 1,107.00     $ 1,854.00     $ 2,646.00     $ 4,587.00
EQ/Caywood-Scholl High Yield Bond                         $ 1,107.00     $ 1,854.00     $ 2,646.00     $ 4,587.00
EQ/Davis New York Venture                                 $ 1,136.00     $ 1,937.00     $ 2,781.00     $ 4,839.00
EQ/Equity 500 Index                                       $ 1,068.00     $ 1,736.00     $ 2,452.00     $ 4,222.00
EQ/Evergreen International Bond                           $ 1,119.00     $ 1,888.00     $ 2,701.00     $ 4,691.00
EQ/Evergreen Omega                                        $ 1,122.00     $ 1,897.00     $ 2,716.00     $ 4,719.00
EQ/FI Mid Cap                                             $ 1,113.00     $ 1,870.00     $ 2,671.00     $ 4,635.00



------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  If you do
                                                                                                                 not surrender
                                                                                                                 your contract
                                                                                                                  at the end
                                                            If you annuitize at the end of the applicable time      of the
                                                             period, and select a non-life contingent period      applicable
                                                             certain annuity option with less than five years    time period
                                                          -------------------------------------------------------------------
                        Portfolio Name                      1 year      3 years        5 years        10 years       1 year
------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A     $ 1,986.00     $ 2,860.00     $ 4,984.00     $ 453.00
AXA Conservative Allocation                                 N/A     $ 1,928.00     $ 2,766.00     $ 4,811.00     $ 433.00
AXA Conservative-Plus Allocation                            N/A     $ 1,944.00     $ 2,791.00     $ 4,857.00     $ 438.00
AXA Moderate Allocation                                     N/A     $ 1,956.00     $ 2,811.00     $ 4,894.00     $ 442.00
AXA Moderate-Plus Allocation                                N/A     $ 1,968.00     $ 2,831.00     $ 4,930.00     $ 446.00
Multimanager Aggressive Equity                              N/A     $ 1,863.00     $ 2,661.00     $ 4,616.00     $ 411.00
Multimanager Core Bond                                      N/A     $ 1,854.00     $ 2,646.00     $ 4,587.00     $ 407.00
Multimanager Health Care                                    N/A     $ 2,060.00     $ 2,978.00     $ 5,198.00     $ 478.00
Multimanager High Yield                                     N/A     $ 1,854.00     $ 2,646.00     $ 4,587.00     $ 407.00
Multimanager International Equity                           N/A     $ 1,999.00     $ 2,880.00     $ 5,020.00     $ 457.00
Multimanager Large Cap Core Equity                          N/A     $ 1,959.00     $ 2,816.00     $ 4,903.00     $ 443.00
Multimanager Large Cap Growth                               N/A     $ 1,965.00     $ 2,826.00     $ 4,921.00     $ 445.00
Multimanager Large Cap Value                                N/A     $ 1,950.00     $ 2,801.00     $ 4,875.00     $ 440.00
Multimanager Mid Cap Growth                                 N/A     $ 2,020.00     $ 2,915.00     $ 5,083.00     $ 464.00
Multimanager Mid Cap Value                                  N/A     $ 2,017.00     $ 2,910.00     $ 5,074.00     $ 463.00
Multimanager Small Cap Growth                               N/A     $ 2,026.00     $ 2,924.00     $ 5,101.00     $ 466.00
Multimanager Small Cap Value                                N/A     $ 1,993.00     $ 2,870.00     $ 5,002.00     $ 455.00
Multimanager Technology                                     N/A     $ 2,060.00     $ 2,978.00     $ 5,198.00     $ 478.00
------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A     $ 1,805.00     $ 2,565.00     $ 4,435.00     $ 391.00
EQ/AllianceBernstein Intermediate Government Securities     N/A     $ 1,814.00     $ 2,580.00     $ 4,464.00     $ 394.00
EQ/AllianceBernstein International                          N/A     $ 1,894.00     $ 2,711.00     $ 4,709.00     $ 421.00
EQ/AllianceBernstein Large Cap Growth                       N/A     $ 1,937.00     $ 2,781.00     $ 4,839.00     $ 436.00
EQ/AllianceBernstein Quality Bond                           N/A     $ 1,817.00     $ 2,585.00     $ 4,473.00     $ 395.00
EQ/AllianceBernstein Small Cap Growth                       N/A     $ 1,888.00     $ 2,701.00     $ 4,691.00     $ 419.00
EQ/AllianceBernstein Value                                  N/A     $ 1,839.00     $ 2,620.00     $ 4,540.00     $ 402.00
EQ/Ariel Appreciation II                                    N/A     $ 1,931.00     $ 2,771.00     $ 4,820.00     $ 434.00
EQ/AXA Rosenberg Value Long/Short Equity                    N/A     $ 2,621.00     $ 3,861.00     $ 6,693.00     $ 675.00
EQ/BlackRock Basic Value Equity                             N/A     $ 1,829.00     $ 2,605.00     $ 4,512.00     $ 399.00
EQ/BlackRock International Value                            N/A     $ 1,928.00     $ 2,766.00     $ 4,811.00     $ 433.00
EQ/Boston Advisors Equity Income                            N/A     $ 1,894.00     $ 2,711.00     $ 4,709.00     $ 421.00
EQ/Calvert Socially Responsible                             N/A     $ 1,891.00     $ 2,706.00     $ 4,700.00     $ 420.00
EQ/Capital Guardian Growth                                  N/A     $ 1,867.00     $ 2,666.00     $ 4,625.00     $ 412.00
EQ/Capital Guardian Research                                N/A     $ 1,854.00     $ 2,646.00     $ 4,587.00     $ 407.00
EQ/Caywood-Scholl High Yield Bond                           N/A     $ 1,854.00     $ 2,646.00     $ 4,587.00     $ 407.00
EQ/Davis New York Venture                                   N/A     $ 1,937.00     $ 2,781.00     $ 4,839.00     $ 436.00
EQ/Equity 500 Index                                         N/A     $ 1,736.00     $ 2,452.00     $ 4,222.00     $ 368.00
EQ/Evergreen International Bond                             N/A     $ 1,888.00     $ 2,701.00     $ 4,691.00     $ 419.00
EQ/Evergreen Omega                                          N/A     $ 1,897.00     $ 2,716.00     $ 4,719.00     $ 422.00
EQ/FI Mid Cap                                               N/A     $ 1,870.00     $ 2,671.00     $ 4,635.00     $ 413.00



                                                           If you do not surrender your contract at the
                                                                              end
                                                                 of the applicable time period
                                                          --------------------------------------------
                        Portfolio Name                        3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 $ 1,386.00     $ 2,360.00     $ 4,984.00
AXA Conservative Allocation                               $ 1,328.00     $ 2,266.00     $ 4,811.00
AXA Conservative-Plus Allocation                          $ 1,344.00     $ 2,291.00     $ 4,857.00
AXA Moderate Allocation                                   $ 1,356.00     $ 2,311.00     $ 4,894.00
AXA Moderate-Plus Allocation                              $ 1,368.00     $ 2,331.00     $ 4,930.00
Multimanager Aggressive Equity                            $ 1,263.00     $ 2,161.00     $ 4,616.00
Multimanager Core Bond                                    $ 1,254.00     $ 2,146.00     $ 4,587.00
Multimanager Health Care                                  $ 1,460.00     $ 2,478.00     $ 5,198.00
Multimanager High Yield                                   $ 1,254.00     $ 2,146.00     $ 4,587.00
Multimanager International Equity                         $ 1,399.00     $ 2,380.00     $ 5,020.00
Multimanager Large Cap Core Equity                        $ 1,359.00     $ 2,316.00     $ 4,903.00
Multimanager Large Cap Growth                             $ 1,365.00     $ 2,326.00     $ 4,921.00
Multimanager Large Cap Value                              $ 1,350.00     $ 2,301.00     $ 4,875.00
Multimanager Mid Cap Growth                               $ 1,420.00     $ 2,415.00     $ 5,083.00
Multimanager Mid Cap Value                                $ 1,417.00     $ 2,410.00     $ 5,074.00
Multimanager Small Cap Growth                             $ 1,426.00     $ 2,424.00     $ 5,101.00
Multimanager Small Cap Value                              $ 1,393.00     $ 2,370.00     $ 5,002.00
Multimanager Technology                                   $ 1,460.00     $ 2,478.00     $ 5,198.00
-------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         $ 1,205.00     $ 2,065.00     $ 4,435.00
EQ/AllianceBernstein Intermediate Government Securities   $ 1,214.00     $ 2,080.00     $ 4,464.00
EQ/AllianceBernstein International                        $ 1,294.00     $ 2,211.00     $ 4,709.00
EQ/AllianceBernstein Large Cap Growth                     $ 1,337.00     $ 2,281.00     $ 4,839.00
EQ/AllianceBernstein Quality Bond                         $ 1,217.00     $ 2,085.00     $ 4,473.00
EQ/AllianceBernstein Small Cap Growth                     $ 1,288.00     $ 2,201.00     $ 4,691.00
EQ/AllianceBernstein Value                                $ 1,239.00     $ 2,120.00     $ 4,540.00
EQ/Ariel Appreciation II                                  $ 1,331.00     $ 2,271.00     $ 4,820.00
EQ/AXA Rosenberg Value Long/Short Equity                  $ 2,021.00     $ 3,361.00     $ 6,693.00
EQ/BlackRock Basic Value Equity                           $ 1,229.00     $ 2,105.00     $ 4,512.00
EQ/BlackRock International Value                          $ 1,328.00     $ 2,266.00     $ 4,811.00
EQ/Boston Advisors Equity Income                          $ 1,294.00     $ 2,211.00     $ 4,709.00
EQ/Calvert Socially Responsible                           $ 1,291.00     $ 2,206.00     $ 4,700.00
EQ/Capital Guardian Growth                                $ 1,267.00     $ 2,166.00     $ 4,625.00
EQ/Capital Guardian Research                              $ 1,254.00     $ 2,146.00     $ 4,587.00
EQ/Caywood-Scholl High Yield Bond                         $ 1,254.00     $ 2,146.00     $ 4,587.00
EQ/Davis New York Venture                                 $ 1,337.00     $ 2,281.00     $ 4,839.00
EQ/Equity 500 Index                                       $ 1,136.00     $ 1,952.00     $ 4,222.00
EQ/Evergreen International Bond                           $ 1,288.00     $ 2,201.00     $ 4,691.00
EQ/Evergreen Omega                                        $ 1,297.00     $ 2,216.00     $ 4,719.00
EQ/FI Mid Cap                                             $ 1,270.00     $ 2,171.00     $ 4,635.00
-------------------------------------------------------------------------------------------------------


                                                                    Fee table 19

                                                   If you surrender your contract at the end
                                                         of the applicable time period
                                          -----------------------------------------------------------
                Portfolio Name                 1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/Franklin Income                        $ 1,138.00     $ 1,944.00     $ 2,791.00     $ 4,857.00
EQ/Franklin Small Cap Value               $ 1,141.00     $ 1,953.00     $ 2,806.00     $ 4,884.00
EQ/Franklin Templeton Founding Strategy   $ 1,166.00     $ 2,026.00     $ 2,924.00     $ 5,101.00
EQ/GAMCO Mergers and Acquisitions         $ 1,142.00     $ 1,956.00     $ 2,811.00     $ 4,894.00
EQ/GAMCO Small Company Value              $ 1,120.00     $ 1,891.00     $ 2,706.00     $ 4,700.00
EQ/International Core PLUS                $ 1,126.00     $ 1,910.00     $ 2,736.00     $ 4,756.00
EQ/International Growth                   $ 1,145.00     $ 1,965.00     $ 2,826.00     $ 4,921.00
EQ/JPMorgan Core Bond                     $ 1,086.00     $ 1,792.00     $ 2,544.00     $ 4,397.00
EQ/JPMorgan Value Opportunities           $ 1,105.00     $ 1,848.00     $ 2,635.00     $ 4,569.00
EQ/Large Cap Core PLUS                    $ 1,109.00     $ 1,857.00     $ 2,651.00     $ 4,597.00
EQ/Large Cap Growth PLUS                  $ 1,107.00     $ 1,854.00     $ 2,646.00     $ 4,587.00
EQ/Legg Mason Value Equity                $ 1,114.00     $ 1,873.00     $ 2,676.00     $ 4,644.00
EQ/Long Term Bond                         $ 1,083.00     $ 1,783.00     $ 2,529.00     $ 4,368.00
EQ/Lord Abbett Growth and Income          $ 1,113.00     $ 1,870.00     $ 2,671.00     $ 4,635.00
EQ/Lord Abbett Large Cap Core             $ 1,118.00     $ 1,885.00     $ 2,696.00     $ 4,681.00
EQ/Lord Abbett Mid Cap Value              $ 1,117.00     $ 1,882.00     $ 2,691.00     $ 4,672.00
EQ/Marsico Focus                          $ 1,131.00     $ 1,922.00     $ 2,756.00     $ 4,793.00
EQ/Mid Cap Value PLUS                     $ 1,113.00     $ 1,870.00     $ 2,671.00     $ 4,635.00
EQ/Money Market                           $ 1,075.00     $ 1,758.00     $ 2,488.00     $ 4,290.00
EQ/Montag & Caldwell Growth               $ 1,122.00     $ 1,897.00     $ 2,716.00     $ 4,719.00
EQ/Mutual Shares                          $ 1,144.00     $ 1,962.00     $ 2,821.00     $ 4,912.00
EQ/Oppenheimer Global                     $ 1,182.00     $ 2,072.00     $ 2,998.00     $ 5,233.00
EQ/Oppenheimer Main Street Opportunity    $ 1,165.00     $ 2,023.00     $ 2,920.00     $ 5,092.00
EQ/Oppenheimer Main Street Small Cap      $ 1,174.00     $ 2,048.00     $ 2,959.00     $ 5,163.00
EQ/PIMCO Real Return                      $ 1,100.00     $ 1,833.00     $ 2,610.00     $ 4,521.00
EQ/Short Duration Bond                    $ 1,089.00     $ 1,798.00     $ 2,554.00     $ 4,416.00
EQ/Small Company Index                    $ 1,069.00     $ 1,739.00     $ 2,457.00     $ 4,231.00
EQ/T. Rowe Price Growth Stock             $ 1,125.00     $ 1,907.00     $ 2,731.00     $ 4,746.00
EQ/Templeton Growth                       $ 1,148.00     $ 1,974.00     $ 2,840.00     $ 4,948.00
EQ/UBS Growth and Income                  $ 1,123.00     $ 1,900.00     $ 2,721.00     $ 4,728.00
EQ/Van Kampen Comstock                    $ 1,112.00     $ 1,867.00     $ 2,666.00     $ 4,625.00
EQ/Van Kampen Emerging Markets Equity     $ 1,174.00     $ 2,048.00     $ 2,959.00     $ 5,163.00
EQ/Van Kampen Mid Cap Growth              $ 1,117.00     $ 1,882.00     $ 2,691.00     $ 4,672.00
EQ/Van Kampen Real Estate                 $ 1,144.00     $ 1,962.00     $ 2,821.00     $ 4,912.00
------------------------------------------------------------------------------------------------------


                                                                                                   If you do not surrender
                                            If you annuitize at the end of the applicable time    your contract at the end
                                             period, and select a non-life contingent period       of the applicable time
                                             certain annuity option with less than five years              period
                                          ------------------------------------------------------ ----------------------------
                Portfolio Name              1 year      3 years        5 years        10 years       1 year       3 years
-----------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                          N/A     $ 1,944.00     $ 2,791.00     $ 4,857.00     $ 438.00     $ 1,344.00
EQ/Franklin Small Cap Value                 N/A     $ 1,953.00     $ 2,806.00     $ 4,884.00     $ 441.00     $ 1,353.00
EQ/Franklin Templeton Founding Strategy     N/A     $ 2,026.00     $ 2,924.00     $ 5,101.00     $ 466.00     $ 1,426.00
EQ/GAMCO Mergers and Acquisitions           N/A     $ 1,956.00     $ 2,811.00     $ 4,894.00     $ 442.00     $ 1,356.00
EQ/GAMCO Small Company Value                N/A     $ 1,891.00     $ 2,706.00     $ 4,700.00     $ 420.00     $ 1,291.00
EQ/International Core PLUS                  N/A     $ 1,910.00     $ 2,736.00     $ 4,756.00     $ 426.00     $ 1,310.00
EQ/International Growth                     N/A     $ 1,965.00     $ 2,826.00     $ 4,921.00     $ 445.00     $ 1,365.00
EQ/JPMorgan Core Bond                       N/A     $ 1,792.00     $ 2,544.00     $ 4,397.00     $ 386.00     $ 1,192.00
EQ/JPMorgan Value Opportunities             N/A     $ 1,848.00     $ 2,635.00     $ 4,569.00     $ 405.00     $ 1,248.00
EQ/Large Cap Core PLUS                      N/A     $ 1,857.00     $ 2,651.00     $ 4,597.00     $ 409.00     $ 1,257.00
EQ/Large Cap Growth PLUS                    N/A     $ 1,854.00     $ 2,646.00     $ 4,587.00     $ 407.00     $ 1,254.00
EQ/Legg Mason Value Equity                  N/A     $ 1,873.00     $ 2,676.00     $ 4,644.00     $ 414.00     $ 1,273.00
EQ/Long Term Bond                           N/A     $ 1,783.00     $ 2,529.00     $ 4,368.00     $ 383.00     $ 1,183.00
EQ/Lord Abbett Growth and Income            N/A     $ 1,870.00     $ 2,671.00     $ 4,635.00     $ 413.00     $ 1,270.00
EQ/Lord Abbett Large Cap Core               N/A     $ 1,885.00     $ 2,696.00     $ 4,681.00     $ 418.00     $ 1,285.00
EQ/Lord Abbett Mid Cap Value                N/A     $ 1,882.00     $ 2,691.00     $ 4,672.00     $ 417.00     $ 1,282.00
EQ/Marsico Focus                            N/A     $ 1,922.00     $ 2,756.00     $ 4,793.00     $ 431.00     $ 1,322.00
EQ/Mid Cap Value PLUS                       N/A     $ 1,870.00     $ 2,671.00     $ 4,635.00     $ 413.00     $ 1,270.00
EQ/Money Market                             N/A     $ 1,758.00     $ 2,488.00     $ 4,290.00     $ 375.00     $ 1,158.00
EQ/Montag & Caldwell Growth                 N/A     $ 1,897.00     $ 2,716.00     $ 4,719.00     $ 422.00     $ 1,297.00
EQ/Mutual Shares                            N/A     $ 1,962.00     $ 2,821.00     $ 4,912.00     $ 444.00     $ 1,362.00
EQ/Oppenheimer Global                       N/A     $ 2,072.00     $ 2,998.00     $ 5,233.00     $ 482.00     $ 1,472.00
EQ/Oppenheimer Main Street Opportunity      N/A     $ 2,023.00     $ 2,920.00     $ 5,092.00     $ 465.00     $ 1,423.00
EQ/Oppenheimer Main Street Small Cap        N/A     $ 2,048.00     $ 2,959.00     $ 5,163.00     $ 474.00     $ 1,448.00
EQ/PIMCO Real Return                        N/A     $ 1,833.00     $ 2,610.00     $ 4,521.00     $ 400.00     $ 1,233.00
EQ/Short Duration Bond                      N/A     $ 1,798.00     $ 2,554.00     $ 4,416.00     $ 389.00     $ 1,198.00
EQ/Small Company Index                      N/A     $ 1,739.00     $ 2,457.00     $ 4,231.00     $ 369.00     $ 1,139.00
EQ/T. Rowe Price Growth Stock               N/A     $ 1,907.00     $ 2,731.00     $ 4,746.00     $ 425.00     $ 1,307.00
EQ/Templeton Growth                         N/A     $ 1,974.00     $ 2,840.00     $ 4,948.00     $ 448.00     $ 1,374.00
EQ/UBS Growth and Income                    N/A     $ 1,900.00     $ 2,721.00     $ 4,728.00     $ 423.00     $ 1,300.00
EQ/Van Kampen Comstock                      N/A     $ 1,867.00     $ 2,666.00     $ 4,625.00     $ 412.00     $ 1,267.00
EQ/Van Kampen Emerging Markets Equity       N/A     $ 2,048.00     $ 2,959.00     $ 5,163.00     $ 474.00     $ 1,448.00
EQ/Van Kampen Mid Cap Growth                N/A     $ 1,882.00     $ 2,691.00     $ 4,672.00     $ 417.00     $ 1,282.00
EQ/Van Kampen Real Estate                   N/A     $ 1,962.00     $ 2,821.00     $ 4,912.00     $ 444.00     $ 1,362.00
-----------------------------------------------------------------------------------------------------------------------------


                                           If you do not surrender your
                                                   contract at
                                          of the applicable time period
                                          -----------------------------
                Portfolio Name                5 years        10 years
------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------
EQ/Franklin Income                        $ 2,291.00     $ 4,857.00
EQ/Franklin Small Cap Value               $ 2,306.00     $ 4,884.00
EQ/Franklin Templeton Founding Strategy   $ 2,424.00     $ 5,101.00
EQ/GAMCO Mergers and Acquisitions         $ 2,311.00     $ 4,894.00
EQ/GAMCO Small Company Value              $ 2,206.00     $ 4,700.00
EQ/International Core PLUS                $ 2,236.00     $ 4,756.00
EQ/International Growth                   $ 2,326.00     $ 4,921.00
EQ/JPMorgan Core Bond                     $ 2,044.00     $ 4,397.00
EQ/JPMorgan Value Opportunities           $ 2,135.00     $ 4,569.00
EQ/Large Cap Core PLUS                    $ 2,151.00     $ 4,597.00
EQ/Large Cap Growth PLUS                  $ 2,146.00     $ 4,587.00
EQ/Legg Mason Value Equity                $ 2,176.00     $ 4,644.00
EQ/Long Term Bond                         $ 2,029.00     $ 4,368.00
EQ/Lord Abbett Growth and Income          $ 2,171.00     $ 4,635.00
EQ/Lord Abbett Large Cap Core             $ 2,196.00     $ 4,681.00
EQ/Lord Abbett Mid Cap Value              $ 2,191.00     $ 4,672.00
EQ/Marsico Focus                          $ 2,256.00     $ 4,793.00
EQ/Mid Cap Value PLUS                     $ 2,171.00     $ 4,635.00
EQ/Money Market                           $ 1,988.00     $ 4,290.00
EQ/Montag & Caldwell Growth               $ 2,216.00     $ 4,719.00
EQ/Mutual Shares                          $ 2,321.00     $ 4,912.00
EQ/Oppenheimer Global                     $ 2,498.00     $ 5,233.00
EQ/Oppenheimer Main Street Opportunity    $ 2,420.00     $ 5,092.00
EQ/Oppenheimer Main Street Small Cap      $ 2,459.00     $ 5,163.00
EQ/PIMCO Real Return                      $ 2,110.00     $ 4,521.00
EQ/Short Duration Bond                    $ 2,054.00     $ 4,416.00
EQ/Small Company Index                    $ 1,957.00     $ 4,231.00
EQ/T. Rowe Price Growth Stock             $ 2,231.00     $ 4,746.00
EQ/Templeton Growth                       $ 2,340.00     $ 4,948.00
EQ/UBS Growth and Income                  $ 2,221.00     $ 4,728.00
EQ/Van Kampen Comstock                    $ 2,166.00     $ 4,625.00
EQ/Van Kampen Emerging Markets Equity     $ 2,459.00     $ 5,163.00
EQ/Van Kampen Mid Cap Growth              $ 2,191.00     $ 4,672.00
EQ/Van Kampen Real Estate                 $ 2,321.00     $ 4,912.00



For information on how your contract works under hypothetical circumstances, please see Appendix V at the end of this Prospectus.


20 Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2007.



                                                                    Fee table 21

1. Contract features and benefits

--------------------------------------------------------------------------------


HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our rules regarding contributions to your contract. In some states, our rules may vary. All ages in the table refer to the age of the annuitant named in the contract. Initial contribution amounts are provided for informational purposes only. This contract is no longer available to new purchasers.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are ages 81 and older at contract issue -- depending on your contract, this restriction may not apply to you. See Appendix IX later in this Prospectus for more information). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                  Available
                 for annuitant    Minimum
 Contract type   issue ages*     contributions                   Source of contributions        Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85     o $5,000 (initial)             o After-tax money.             o For annuitants up to age 83
                                                                                                  at contract issue, no addi-
                                  o $500 (additional)            o Paid to us by check or         tional contributions may be
                                                                   transfer of contract value     made after attainment of
                                  o $100 monthly and $300          in a tax-deferred exchange     age 84, or, if later, the first
                                    quarterly under our auto-      under Section 1035 of the      contract date anniversary.*
                                    matic investment program       Internal Revenue Code.
                                   (additional)                                                 o For annuitants age 84 or
                                                                                                  older at contract issue,
                                                                                                  additional contributions may
                                                                                                  be made up to one year
                                                                                                  from contract issue.*
----------------------------------------------------------------------------------------------------------------------------------

22 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------
                  Available
                 for annuitant    Minimum
 Contract type   issue ages*     contributions           Source of contributions          Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 85     o $5,000 (initial)    o Eligible rollover distribu-    o For annuitants up to age 83
                                                           tions from 403(b) plans,         at contract issue, no addi-
                                   o $50 (additional)      qualified plans, and govern-     tional contributions may be
                                                           mental employer 457(b)           made after attainment of
                                                           plans.                           age 84, or, if later, the first
                                                                                            contract date anniversary.*
                                                         o Rollovers from another
                                                           traditional individual         o For annuitants age 84 or
                                                           retirement arrangement.          older at contract issue, addi-
                                                                                            tional contributions may be
                                                         o Direct custodian-to-             made up to one year from
                                                           custodian transfers from         contract issue.*
                                                           another traditional indi-
                                                           vidual retirement              o Contributions after age 70-1/2
                                                           arrangement.                     must be net of required
                                                                                            minimum distributions.
                                                         o Regular IRA contributions.
                                                                                          o Although we accept regular
                                                         o Additional catch-up              IRA contributions (limited to
                                                           contributions.                   $5,000) under rollover IRA
                                                                                            contracts, we intend that
                                                                                            this contract be used prima-
                                                                                            rily for rollover and direct
                                                                                            transfer contributions.

                                                                                          o Additional catch-up contri-
                                                                                            butions of up to $1,000 per
                                                                                            calendar year where the
                                                                                            owner is at least age 50 but
                                                                                            under age 70-1/2 at any time
                                                                                            during the calendar year for
                                                                                            which the contribution is
                                                                                            made.
----------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

----------------------------------------------------------------------------------------------------------------------------
                  Available
                 for annuitant    Minimum
 Contract type   issue ages*     contributions           Source of contributions          Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 85   o $5,000 (initial)     o Rollovers from another       o For annuitants up to age 83
IRA                                                        Roth IRA.                      at contract issue, no addi-
                                  o $50 (additional)                                      tional contributions may be
                                                         o Rollovers from a "desig-       made after attainment of
                                                           nated Roth contribution        age 84, or, if later, the first
                                                           account" under a 401(k)        contract date anniversary.*
                                                           plan or 403(b) plan.
                                                                                        o For annuitants age 84 or
                                                         o Conversion rollovers from      older at contract issue, addi-
                                                           a traditional IRA or other     tional contributions may be
                                                           eligible retirement plan.      made up to one year from
                                                                                          contract issue.*
                                                         o Direct transfers from
                                                           another Roth IRA.            o Conversion rollovers after
                                                                                          age 70-1/2 must be net of
                                                         o Regular Roth IRA contribu-     required minimum distribu-
                                                           tions.                         tions for the traditional IRA
                                                                                          or other eligible retirement
                                                         o Additional catch-up            plan which is the source of
                                                           contributions.                 the conversion rollover.

                                                                                        o You cannot roll over funds
                                                                                          from a traditional IRA or
                                                                                          other eligible retirement
                                                                                          plan if your adjusted gross
                                                                                          income is $100,000 or
                                                                                          more.

                                                                                        o Although we accept regular
                                                                                          Roth IRA contributions (lim-
                                                                                          ited to $5,000) under Roth
                                                                                          IRA contracts, we intend
                                                                                          that this contract be used
                                                                                          primarily for rollover and
                                                                                          direct transfer contributions.

                                                                                        o Additional catch-up contri-
                                                                                          butions of up to $1,000 per
                                                                                          calendar year where the
                                                                                          owner is at least age 50 at
                                                                                          any time during the calendar
                                                                                          year for which the contribu-
                                                                                          tion is made.
----------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------
                  Available
                 for annuitant    Minimum
 Contract type   issue ages*     contributions           Source of contributions          Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Rollover TSA     20 through 85    o $5,000 (initial)     o With documentation of        o For annuitants up to age 83
                                                           employer or plan approval,     at contract issue, no addi-
                                  o $500 (additional)      and limited to pre-tax         tional contributions may be
                                                           funds, direct plan-to-plan     made after attainment of
                                                           transfers from another         age 84, or, if later, the first
                                                           403(b) plan or contract        contract date anniversary.*
                                                           exchanges from another
                                                           403(b) contract under the    o For annuitants age 84 or
                                                           same plan.                     older at contract issue, addi-
                                                                                          tional contributions may be
                                                         o With documentation of          made up to one year from
                                                           employer or plan approval,     contract issue.*
                                                           and limited to pre-tax
                                                           funds, eligible rollover     o Contributions after age 70-1/2
                                                           distributions from other       must be net of any required
                                                           403(b)plans, qualified plans,  minimum distributions.
                                                           governmental employer 457(b)
                                                           plans or traditional IRAs.   o We do not accept employer-
                                                                                          remitted contributions.

                                                                                        o We do not accept after tax
                                                                                          contributions, including designated
                                                                                          Roth contributions.
----------------------------------------------------------------------------------------------------------------------------
QP               20 through 75   o $5,000 (initial)      o Only transfer contributions  o A separate QP contract must
                                                           from other investments         be established for each plan
                                 o $500 (additional)       within an existing defined     participant.
                                                           contribution qualified plan
                                                           trust.                       o We do not accept regular
                                                                                          ongoing payroll contribu-
                                                         o The plan must be qualified     tions or contributions
                                                           under Section 401(a) of the    directly from the employer.
                                                           Internal Revenue Code.
                                                                                        o Only one additional transfer
                                                         o For 401(k) plans, trans-       contribution may be made
                                                           ferred contributions may       during a contract year.
                                                           not include any after-tax
                                                           contributions, including     o No additional transfer con-
                                                           designated Roth contribu-      tributions after participant's
                                                           tions.                         attainment of age 76 or, if
                                                                                          later, the first contract date
                                                                                          anniversary.

                                                                                        o Contributions after age 70-1/2
                                                                                          must be net of any required
                                                                                          minimum distributions.

                                                                                        o We do not accept contributions
                                                                                          from defined benefit plans.


See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
----------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 25

----------------------------------------------------------------------------------------------------------------------------
                   Available
                  for annuitant    Minimum
 Contract type    issue ages*     contributions            Source of contributions          Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 70   o $2,000 (initial)       o Regular traditional IRA        o No regular IRA contributions
IRA                                                           contributions.                   in the calendar year you turn
                                   o $50 (additional)                                          age 70-1/2 and thereafter.
                                                            o Additional catch-up
                                   o $50 under our            contributions.                 o Regular contributions may
                                     automatic investment                                      not exceed $5,000.
                                     program (additional)   o Eligible rollover distribu-
                                                              tions from other 403(b)        o Additional catch-up contri-
                                                              plans, qualified plans, and      butions of up to $1,000 per
                                                              governmental employer            calendar year where the
                                                              457(b) plans.                    owner is at least age 50 but
                                                                                               under age 70-1/2 at any time
                                                            o Rollovers from another           during the calendar year for
                                                              traditional individual retire-   which the contribution is
                                                              ment arrangement.                made.

                                                            o Direct custodian-to-custodian  o Although we accept rollover
                                                              transfers from another tra-      and direct transfer contribu-
                                                              ditional individual              tions under the Flexible
                                                              retirement arrangement.          Premium IRA contract, we
                                                                                               intend that this contract be
                                                                                               used for ongoing regular
                                                                                               contributions.

                                                                                             o Rollover and direct transfer
                                                                                               contributions may be made
                                                                                               up to attainment of age 84.*

                                                                                             o Rollover and direct transfer
                                                                                               contributions after age 70-1/2
                                                                                               must be net of required
                                                                                               minimum distributions.
----------------------------------------------------------------------------------------------------------------------------


26 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------
                   Available
                  for annuitant    Minimum
 Contract type    issue ages*     contributions            Source of contributions          Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 85   o $2,000 (initial)      o Regular Roth IRA               o For annuitants up to age 83
Roth IRA                                                     contributions.                   at contract issue, no addi-
                                   o $50 (additional)                                         tional contributions may be
                                                           o Additional catch-up              made after the attainment
                                   o $50 under our           contributions.                   of age 84, or, if later, the
                                     automatic investment                                     first contract date anniversary.*
                                     program (additional)
                                                           o Rollovers from another         o Contributions are subject to
                                                             Roth IRA.                        income limits and other tax
                                                                                              rules.
                                                           o Rollovers from a "desig-
                                                             nated Roth contribution        o Regular Roth IRA contributions
                                                             account" under a 401(k)          may not exceed $5,000.
                                                             plan or 403(b) plan.
                                                                                            o Additional catch-up contri-
                                                           o Conversion rollovers from        butions of up to $1,000 per
                                                             a traditional IRA or other       calendar year where the
                                                             eligible retirement plan.        owner is at least age 50 at
                                                                                              any time during the calendar
                                                           o Direct transfers from            year for which the contribu-
                                                             another Roth IRA.                tion is made.

                                                                                           o Although we accept rollover
                                                                                             and direct transfer contribu-
                                                                                             tions under the Flexible
                                                                                             Premium Roth IRA contract,
                                                                                             we intend that this contract
                                                                                             be used for ongoing regular
                                                                                             Roth IRA contributions.

                                                                                           o For annuitants age 84 and
                                                                                             older at contract issue, addi-
                                                                                             tional contributions may be
                                                                                             made up to one year from
                                                                                             contract issue.*
----------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 27

----------------------------------------------------------------------------------------------------------------------------
                   Available
                  for annuitant    Minimum
 Contract type    issue ages*     contributions            Source of contributions          Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Inherited IRA      0-70            o $5,000 (initial)      o Direct custodian-to-           o Any additional contributions
Beneficiary                                                  custodian transfers of your      must be from the same type
Continuation                       o $1,000 (additional)     interest as a death benefi-      of IRA of the same deceased
Contract (tradi-                                             ciary of the deceased            owner.
tional IRA or                                                owner's traditional indi-
Roth IRA)                                                    vidual retirement              o Non-spousal beneficiary
                                                             arrangement or Roth IRA to       direct rollover contribution
                                                             an IRA of the same type.         from qualified plans, 403(b)
                                                                                              plans and governmental
                                                                                              employer 457(b) plans may
                                                                                              be made to a traditional
                                                                                              Inherited IRA contract under
                                                                                              specified circumstances.
----------------------------------------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. If you purchase Guaranteed principal benefit option 2, no contributions are permitted after the six month period beginning on the contract date. Please see Appendix VIII later in the Prospectus to see if additional contributions are permitted in your state.


*  Please see Appendix IX for variations that may apply to your contract.


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.



28 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

If the Spousal protection feature is available under your contract and is elected, the spouses must be joint owners, one of the spouses must be the annuitant, and both must be named as the only primary beneficiaries. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.


In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II later in this Prospectus for more information on QP contracts.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST. If you purchased this contract to fund a charitable remainder trust and elected either the Guaranteed minimum income benefit ("GMIB") or an enhanced death benefit, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB and/or the enhanced death benefit base. See the discussion of these benefits later in this section.




HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.


--------------------------------------------------------------------------------

The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."

--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers.



                                              Contract features and benefits  29

PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o ClearBridge Advisors, LLC
                                                                                         o Legg Mason Capital Management, Inc.
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital       o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                               o Invesco Aim Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation.                             LLC
                                                                                         o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o JPMorgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                               o AllianceBernstein L.P.
 CORE EQUITY                                                                             o Janus Capital Management LLC
                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


30 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                               o RCM Capital Management LLC
 GROWTH                                                                                   o TCW Investment Management Company
                                                                                          o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGE LARGE CAP          Long-term growth of capital.                               o AllianceBernstein L.P.
 VALUE                                                                                    o Institutional Capital LLC
                                                                                          o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                               o AllianceBernstein L.P.
 GROWTH                                                                                   o Franklin Advisers, Inc.
                                                                                          o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                               o AXA Rosenberg Investment Management LLC
                                                                                          o TCW Investment Management Company
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                               o Eagle Asset Management, Inc.
 GROWTH                                                                                   o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                               o Franklin Advisory Services, LLC
 VALUE                                                                                    o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                               o Firsthand Capital Management, Inc.
                                                                                          o RCM Capital Management LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 MON STOCK
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 NATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                     o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.           o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE         Seeks to increase value through bull markets and bear      o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY             markets using strategies that are designed to limit expo-
                               sure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 31

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management, LLC
 EQUITY                       income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of    o BlackRock Investment Management
 VALUE                        income, accompanied by growth of capital.                    International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks to achieve a combination of growth and income to     o Boston Advisors, LLC
 INCOME                       achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.           o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                             o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                          o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of capital.              o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                              approximates the total return performance of the S&P
                              500 Index, including reinvestment of dividends, at a risk
                              level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks to achieve capital growth and current income.        o Evergreen Investment Management
 BOND                                                                                      Company, LLC

                                                                                         o First International Advisors, LLC (dba
                                                                                           "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks to achieve long-term capital growth.                 o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks to achieve long-term growth of capital.              o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects       o Franklin Advisers, Inc.
                              for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   Seeks to achieve long-term total return.                   o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily       o AXA Equitable
 FOUNDING STRATEGY            seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                     o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                    o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.              o AXA Equitable
                                                                                         o Mellon Capital Management Corporation
                                                                                         o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                     o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with mod-  o JPMorgan Investment Management Inc.
                              erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.           o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------


32 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS         Seeks to achieve long-term growth of capital with a sec-   o AXA Equitable
                               ondary objective to seek reasonable current income. For    o Institutional Capital LLC
                               purposes of this Portfolio, the words "reasonable current  o Mellon Capital Management Corporation income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Seeks to provide long-term capital growth.                 o AXA Equitable
                                                                                          o Marsico Capital Management, LLC
                                                                                          o Mellon Capital Management Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks to achieve long-term growth of capital.              o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation          o BlackRock Financial Management, Inc.
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 INCOME                        income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 CORE                          income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.                     o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks to achieve long-term growth of capital.              o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Seeks to achieve long-term capital appreciation.           o AXA Equitable
                                                                                          o Mellon Capital Management Corporation
                                                                                          o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               Seeks to achieve capital appreciation, which may occa-     o Franklin Mutual Advisers, LLC
                               sionally be short-term, and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve long-term capital appreciation.           o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks to achieve maximum real return consistent with       o Pacific Investment Management Company,
                               preservation of real capital and prudent investment man-     LLC
                               agement.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks to achieve current income with reduced volatility of o BlackRock Financial Management, Inc.
                               principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                               deduction of Portfolio expenses) the total return of the
                               Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH        Seeks to achieve long-term capital appreciation and        o T. Rowe Price Associates, Inc.
 STOCK                         secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH            Seeks to achieve long-term capital growth.                 o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 33

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
                            with income as a secondary consideration.                     (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                  o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks to achieve long-term capital appreciation.             o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Seeks to achieve capital growth.                             o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE   Seeks to provide above average current income and long-      o Morgan Stanley Investment Management Inc.
                            term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



34 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VIII later in this Prospectus for state variations.


Depending on the state where your contract was issued, your lifetime minimum rate ranges from 1.50% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2008 is 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if, on the date the contribution or transfer is to be applied, the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VIII later in this Prospectus to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

Under the Special 10 year fixed maturity option (which is available only under contracts that offer GPB Option 2), additional contributions will have the same maturity date as your initial contribution (see "The guaranteed principal benefits" below). The rate to maturity you will receive for each additional contribution is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.


Each new contribution is applied to a new fixed maturity option. When you applied for an Accumulator(R) contract, a 60-day rate lock-in was applied from the date the application was signed. Any contributions received and designated for a fixed maturity option during that period received the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever had been greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.


YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2008, the next available maturity date was February 15, 2015. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value


                                              Contract features and benefits  35
adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for withdrawal charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amounts of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.


We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you selected was shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.




ALLOCATING YOUR CONTRIBUTIONS


You may choose from among three ways to allocate your contributions under your contract: self-directed, the guaranteed principal benefits (at contract issue only) or dollar cost averaging. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-See Appendix VIII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


THE GUARANTEED PRINCIPAL BENEFITS (INCLUDING PRINCIPAL ASSURANCE)


We offered a guaranteed principal benefit ("GPB") with two options. See Appendix VIII later in this Prospectus for more information on state availability and Appendix IX for contract variation and/or availability of these benefits. You could only elect one of the GPBs. Neither GPB was available under Inherited IRA contracts. We did not offer either GPB when the rate to maturity for the applicable fixed maturity option was 3%. Both GPB options allow you to allocate a portion of your total contributions to the variable investment options, while ensuring that your account value will at least equal your contributions adjusted for withdrawals and transfers on a specified date. GPB Option 2 generally provides you with the ability to allocate more of your contributions to the variable investment options than could be allocated using GPB Option 1 (also known as Principal assurance). If you elected either GPB, you could not elect the Guaranteed minimum income benefit, Principal Protector(SM), the systematic withdrawals option or the substantially equal withdrawals option. However, certain contract owners who elected GPB are not subject to these restrictions. See Appendix IX for information on what applies under your contract.

You could elect GPB Option 1 only if the annuitant was age 80 or younger when the contract was issued (after age 75, only the 7-year fixed maturity option was available). You could elect GPB Option 2 only if the annuitant was age 75 or younger when the contract was issued. GPB Option 2 is not available for purchase with any Flexible



36  Contract features and benefits

Premium IRA contract whether traditional or Roth. If you purchased an IRA, QP or Rollover TSA contract, before you either purchased GPB Option 2 or elected GPB Option 1 with a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should have considered whether your value in the variable investment options, guaranteed interest option and permissible funds outside this contract were sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus. If you elected GPB Option 2 and change ownership of the contract, GPB Option 2 will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


GUARANTEED PRINCIPAL BENEFIT OPTION 1 (UNDER CERTAIN CONTRACTS, THIS FEATURE IS CALLED "PRINCIPAL ASSURANCE"). GPB Option 1 was available at contract issue only. Under GPB Option 1, you selected a fixed maturity option at the time you signed your application. We specified a portion of your initial contribution and allocated it to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The percentage of your contribution allocated to the fixed maturity option was calculated based upon the rate to maturity then in effect for the fixed maturity option you chose. Your contract contains information on the amount of your contribution allocated to the fixed maturity option. The maturity date you selected generally could not be later than 10 years, or earlier than 7 years from your contract date. If you were to make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under GPB Option 1. You allocated the remainder of your initial contribution to the investment options and guaranteed interest option however you chose (unless you elected a dollar cost averaging program, in which case the remainder of your initial contribution was allocated to the dollar cost averaging program). Upon the maturity date of the fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." There is no charge for GPB Option 1.


GUARANTEED PRINCIPAL BENEFIT OPTION 2. GPB Option 2 was only available at contract issue. IF YOU PURCHASED GPB OPTION 2, YOU MAY NOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR CONTRACT AFTER SIX MONTHS FROM THE CONTRACT ISSUE DATE OR AT ANY EARLIER TIME IF AT SUCH TIME THE THEN APPLICABLE RATE TO MATURITY ON THE SPECIAL 10 YEAR FIXED MATURITY OPTION IS 3%. Therefore, any discussion in this Prospectus that involves any additional contributions after the first six months will be inapplicable. This feature was not available under all contracts.

We have specified the portion of your initial contribution, and any additional permitted contributions, to be allocated to a Special 10 year fixed maturity option. Your contract contains information on the percentage of applicable contributions allocated to the Special 10 year fixed maturity option. You may allocate the rest of your contributions among the investment options (other than the Special 10 year fixed maturity option) however you choose, as permitted under your contract (unless you elect a dollar cost averaging program, in which case all contributions, other than amounts allocated to the Special 10 year fixed maturity option, must be allocated to the dollar cost averaging program). The Special 10 year fixed maturity option will earn interest at the specified rate to maturity then in effect.


If on the 10th contract date anniversary, your annuity account value is less than the amount that is guaranteed under GPB Option 2, we will increase your annuity account value to be equal to the guaranteed amount under GPB Option 2. Any such additional amounts added to your annuity account value will be allocated to the EQ/Money Market investment option. After the maturity date of the Special 10 year fixed maturity option, the guarantee under GPB Option 2 will terminate. Upon the maturity date of the Special 10 year fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." The guaranteed amount under GPB Option 2 is equal to your initial contribution adjusted for any additional permitted contributions, transfers out of the Special 10 year fixed maturity option and withdrawals from the contract (see "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus). Any transfers or withdrawals from the Special 10 year fixed maturity option will also be subject to a market value adjustment (see "Market value adjustment" under "Fixed maturity options" above in this section).


If you purchased the Guaranteed principal benefit option 2, you can not voluntarily terminate this benefit. GPB Option 2 will terminate if the contract terminates before the maturity date of the Special 10 year fixed maturity option. If the owner and the annuitant are different people and the owner dies before the maturity date of the Special 10 year fixed maturity option, we will continue GPB Option 2 only if the contract can continue through the maturity date of the Special 10 year fixed maturity option. If the contract cannot so continue, we will terminate GPB Option 2. GPB Option 2 will continue where there is a successor owner/annuitant. GPB Option 2 will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a fee associated with GPB Option 2 (see "Charges and expenses" later in this Prospectus). You should note that the purchase of GPB Option 2 would not have been appropriate if you wanted to make additional contributions to your contract beyond the first six months after your contract was issued. If you later decide that you would like to make additional contributions to the Accumulator(R) contract, we may permit you to purchase another contract. If we do, however, you should note that we do not reduce or waive any of the charges on the new contract, nor do we guarantee that the features available under this contract will be available under the new contract. This means that you might end up paying more with respect to certain charges than if you had simply purchased a single contract (for example, the administrative charge).

The purchase of GPB Option 2 also would not have been appropriate if you planned on terminating your contract before the maturity date of



                                              Contract features and benefits  37
the Special 10 year fixed maturity option. In addition, because we prohibit contributions to your contract after the first six months, certain contract benefits that are dependent upon contributions or account value will be limited (for example, the guaranteed death benefits and Protection Plus(SM)). You should also note that if you intended to allocate a large percentage of your contributions to the guaranteed interest option or other fixed maturity options, the purchase of GPB Option 2 would not have been appropriate because of the guarantees already provided by these options. An example of the effect of GPB Option 1 and GPB Option 2 on your annuity contract is included in Appendix VI later in this Prospectus.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging." If you elect Principal Protector(SM), you may not participate in the special dollar cost averaging program.


You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program was selected at the time you applied to purchase the Accumulator(R) contract, a 60 day rate lock was applied from the date of application. Any contribution(s) received during that 60 day period were credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.


If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.


GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.


If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

INVESTMENT SIMPLIFIER

Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option


38  Contract features and benefits
and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. On the last day of each month, we check to see whether you have at least $7,500 in the guaranteed interest option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

                      ----------------------------------

You may not currently participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program you may participate in any of the dollar cost averaging programs except general dollar cost averaging. If you elect a GPB and a dollar cost averaging program, 100% of your contributions not allocated to the fixed maturity option under the GPB must be allocated to the dollar cost averaging program you elect. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.


We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in every state. See Appendix VIII later in this Prospectus for more information on state availability.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit (known as the "Living Benefit" under certain existing contracts) and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

6% (OR 5%) ROLL-UP TO AGE 85 (USED FOR THE 6% ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% (OR 5%) ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is:

o 6% (or 5%) with respect to the variable investment options (other than EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond), and the account


                                              Contract features and benefits  39
    for special dollar cost averaging; the effective annual rate is 4% in Washington. Please see Appendix VIII later in this Prospectus to see what roll-up rate applies in your state or Appendix IX for what applies to your contract; and

o 3% with respect to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, and EQ/Short Duration Bond, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract date anniversary following the annuitant's 85th birthday.


ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% (OR 5%) ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract date anniversary up to the contract date anniversary following the annuitant's 85th birthday, plus any contributions made since the most recent Annual Ratchet less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


GREATER OF 6% (OR 5%) ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% (or 5%) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit will not be eligible for another reset for five years. If after your death your spouse continues this contract as Successor owner/annuitant, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is annuitant age 75.

It is important to note that once you have reset your Roll-Up benefit base a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.

For information about whether the Guaranteed death benefit/
Guaranteed minimum income benefit roll-up benefit base reset is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum death benefit/ guaranteed minimum income benefit roll-up benefit base reset is also subject to state approval. Please contact your financial professional for more information about availability in your state.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


40  Contract features and benefits

GUARANTEED MINIMUM INCOME BENEFIT OPTION


(DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT, THIS BENEFIT MAY BE CALLED THE "LIVING BENEFIT." SEE APPENDIX IX LATER IN THIS PROSPECTUS FOR MORE INFORMATION.)


The Guaranteed minimum income benefit was available at issue if the annuitant was age 20 through 75 at the time the contract was issued. If you elected the Guaranteed minimum income benefit at purchase, you pay an additional charge that is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

If you purchased this contract as an Inherited IRA or if you elected a GPB option or Principal Protector(SM), the Guaranteed minimum income benefit is not available. Depending on when you purchased your contract, the Guaranteed minimum income benefit may have been available with Principal assurance. See Appendix IX later in this Prospectus for more information.

If you purchased this contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. If the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. If the owner and annuitant are different in an NQ contract, there may be circumstances where the benefit may not be exercisable after an owner's death.



Depending on when you purchased your contract, if you elected the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information. Please see Appendix IX later in this Prospectus.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. Depending on when you purchased your contract, your options may be different. See Appendix IX later in this Prospectus for more information. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:



--------------------------------------------------------------------------------
                                 Level payments
--------------------------------------------------------------------------------
                                            Period certain years
      Annuitant's             --------------------------------------------------
    age at exercise                  IRAs                           NQ
--------------------------------------------------------------------------------
   75 and younger                    10                             10
         76                          9                              10
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 Level payments
--------------------------------------------------------------------------------
                                            Period certain years
      Annuitant's             --------------------------------------------------
    age at exercise                  IRAs                           NQ
--------------------------------------------------------------------------------
         77                          8                              10
         78                          7                              10
         79                          7                              10
         80                          7                              10
         81                          7                               9
         82                          7                               8
         83                          7                               7
         84                          6                               6
         85                          5                               5
--------------------------------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.


The Guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your



                                              Contract features and benefits  41
benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". Subject to availability, in general, if your account value falls to zero (except, as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year), the Guaranteed minimum income benefit will be exercised automatically, based on the annuitant's current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o    On the contract date anniversary following the annuitant's 85th birthday.

For information about whether the Guaranteed minimum income benefit no lapse guarantee is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum income benefit no lapse guarantee is dependent on when, and in what state, you purchased your contract. Please see Appendices VIII and IX, later in this Prospectus.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option, if available) or the loan reserve account under Rollover TSA contracts.

--------------------------------------------------------------------------------
                                          Guaranteed minimum
      Contract date                    income benefit -- annual
 anniversary at exercise               income payable for life
--------------------------------------------------------------------------------
            10                                  $11,891
            15                                  $18,597
--------------------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. You will be eligible to exercise the Guaranteed minimum income benefit during your life and the annuitant's life, as follows:

o If the annuitant was at least age 20 and not older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and not older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's 85th birthday;

(ii) if the annuitant was age 75 when the contract was issued or the Roll-Up benefit base was reset, if applicable, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's attainment of age 85.


42  Contract features and benefits

(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee (if available), a rollover into an IRA will not be effected and payments will be made directly to the trustee;


(iv) for Accumulator(R) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) if you reset the Roll-Up benefit base (if available and as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a successor owner/annuitant may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the successor owner/annuitant must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The successor owner/annuitant's age on the date of the annuitant's death replaces the annuitant's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules. If Spousal Protection is available under your contract and is elected, and the spouse who is the annuitant dies, the above rules apply if the contract is continued by the surviving spouse as the successor owner/annuitant; and


(vii) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

o A successor owner who is not the annuitant may not be able to exercise the Guaranteed minimum income benefit without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract date anniversary on which you could exercise the benefit.

o If the successor owner is the annuitant, the Guaranteed minimum income benefit continues only if the benefit could be exercised under the rules described above on a contract date anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the Guaranteed minimum income benefit cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

o If you designate your surviving spouse as successor owner, the Guaranteed minimum income benefit continues and your surviving spouse may exercise the benefit according to the rules described above, even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.


See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT


Your contract provides a standard death benefit. If you did not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges), and any taxes that apply. The standard death benefit was the only death benefit available for annuitants who were ages 76 through 85 at issue. The applicable issue ages may be different for certain contract owners, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus for more information. Once your contract has been issued, you may not change or voluntarily terminate your death benefit.

If you elected one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the annuitant's death, adjusted for subsequent withdrawals (and associated withdrawal charges) and taxes that apply, whichever




                                              Contract features and benefits  43
provides the higher amount. If you elected the Spousal protection option, if available, the Guaranteed minimum death benefit is based on the age of the older spouse, who may or may not be the annuitant, for the life of the contract. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.

If you elected one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.



OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR ANNUITANTS AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS. DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT, YOUR AVAILABLE ISSUE AGES MAY HAVE BEEN OLDER AT THE TIME YOU PURCHASED YOUR CONTRACT.

Subject to state and contract availability (please see Appendix VIII for state availability of these benefits and Appendix IX for contract variations later in this Prospectus), the following enhanced death benefits were available:


o    ANNUAL RATCHET TO AGE 85.


o    6% ROLL-UP TO AGE 85.

o    THE GREATER OF THE 5% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85.


o    THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.


If you elected Principal Protector(SM), only the standard death benefit and the Annual Ratchet to Age 85 enhanced death benefit were available.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


If you are using this contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.


See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.


PROTECTION PLUS(SM)


The following section provides information about the Protection Plus(SM) option, which was only available at the time you purchased your contract. If Protection Plus(SM) was not elected when your contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently. Protection Plus(SM) is an additional death benefit as described below. See "Tax information" later in this Prospectus for the potential tax consequences of having purchased the Protection Plus(SM) feature in an NQ, IRA or Rollover TSA contract. If you purchased the Protection Plus(SM) feature, you may not voluntarily terminate this feature. If you elected Principal Protector(SM), the Protection Plus(SM) feature is not available.

Depending on when you purchased your contract, if you elected the Protection Plus(SM) option described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the annuitant was 70 or younger when we issued your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant and Protection Plus(SM) had been elected at issue), the death benefit will be:


the greater of:

o    the account value or

o    any applicable death benefit

Increased by:

o    such death benefit less total net contributions, multiplied by 40%.

For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) adjusted for each withdrawal that exceeds your Protection Plus(SM) earnings. "Net contributions" are reduced by the amount of that excess. Protection Plus(SM) earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death. If you are an existing contract owner, your net contributions may be reduced on a pro rata basis to reflect withdrawals (including withdrawal charges and any TSA loans). For information about what applies to your contract, see Appendix IX later in this Prospectus.


If the annuitant was age 71 through 75 (this age may be higher for certain contract owners, depending on when you purchased your con-



44  Contract features and benefits
tract) when we issued your contract (or if the successor owner/ annuitant is between the ages of 71 and 75 when he or she becomes the successor owner/annuitant under a contract where Protection Plus(SM) had been elected at issue), the death benefit will be:


the greater of:

o    the account value or

o    any applicable death benefit

Increased by:

o such death benefit (as described above) less total net contributions, multiplied by 25%

The value of the Protection Plus(SM) death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Protection Plus(SM) death benefit is calculated, please see Appendix VII.


If you elected Spousal protection, the Protection Plus(SM) benefit is based on the age of the older spouse, who may or may not be the annuitant. Upon the death of the non-annuitant spouse, the account value will be increased by the value of the Protection Plus(SM) benefit as of the date we receive due proof of death. Upon the death of the annuitant, the value of the Protection Plus(SM) benefit is either added to the death benefit payment or to the account value if Successor owner/annuitant is elected. If the surviving spouse elects to continue the contract, the benefit will be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.

Ask your financial professional or see Appendix VIII later in this Prospectus to see if this feature was available in your state.


PRINCIPAL PROTECTOR(SM)

The following section provides information about the Principal Protector(SM) option, which was only available at the time you purchased your contract. If Principal Protector(SM) was not elected when your contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently.

As described below, Principal Protector(SM) provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed your GWB Annual withdrawal amount. Principal Protector(SM) is not an automated withdrawal program. You may request a withdrawal through any of our available withdrawal methods. See "Withdrawing your account value" in "Accessing your money" later in this Prospectus. All withdrawals reduce your account value and the guaranteed minimum death benefit.

Principal Protector(SM) could be elected at contract issue, for an additional charge, if the annuitant was age 0 through 85 for NQ contracts or age 20 through 75 for all IRA contracts. Please see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus for a description of the charge and when it applies. If you elected this benefit, you cannot terminate it.

Depending on when you purchased your contract, this feature may not have been available. See Appendix IX later in this Prospectus for more information.

If you die, and your beneficiary elects the Beneficiary continuation option, if available, your beneficiary may continue Principal Protector(SM) provided that the beneficiary was 75 or younger on the original contract date. If the beneficiary was older, Principal Protector(SM) will terminate without value even if the GWB benefit base is greater than zero. In the case of multiple beneficiaries, any beneficiary older than 75 may not continue Principal Protector(SM) and that beneficiary's portion of the GWB benefit base will terminate without value, even if it was greater than zero. The ability to continue Principal Protector(SM) under the Beneficiary continuation option is subject to state availability. If it was approved in your state, it was added to your contract if you had already elected GWB. See "Beneficiary continuation option" under "Payment of death benefit" later in the Prospectus for more information on continuing Principal Protector(SM) under the Beneficiary continuation option.

If you purchased this contract as a TSA, QP or Inherited IRA, Principal Protector(SM) was not available. This benefit was also not available if you elected the Guaranteed minimum income benefit, the Greater of 6% Roll-Up to age 85 and Annual Ratchet to Age 85 enhanced death benefit, Protection Plus(SM), GPB Option 1 or GPB Option 2 or the special dollar cost averaging program. This benefit may not have been available under your contract. For more information, please see Appendix IX later in this Prospectus.

If you elected the Principal Protector(SM) option and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of the benefit. See "Effect of GWB Excess withdrawals" below. For traditional IRAs, the Principal Protector(SM) makes provision for you to take lifetime required minimum distributions ("RMDs") without losing the value of the Principal Protector(SM) guarantee, provided you comply with the conditions under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, including utilization of our Automatic RMD service, this benefit may have limited usefulness for you. Please consult your tax adviser.


YOUR GWB BENEFIT BASE

At issue, your GWB benefit base is equal to your initial contribution and will increase or decrease, as follows:


                                              Contract features and benefits  45

o    Your GWB benefit base increases by any additional contributions.

o    Your GWB benefit base decreases by the dollar amount of withdrawals.

o Your GWB benefit base may be further decreased if a withdrawal is taken in excess of your GWB Annual withdrawal amount.

o Your GWB benefit base may also be increased under the Optional step up provision.

o Your GWB benefit base may also be increased under the one time step up applicable with the Beneficiary continuation option.

Each of these events is described in detail below. Once your GWB benefit base is depleted, you may continue to make withdrawals from your account value, but they are not guaranteed under Principal Protector(SM).


YOUR GWB ANNUAL WITHDRAWAL AMOUNT


Your GWB Annual withdrawal amount is equal to either 5% or 7% ("Applicable percentage"), as applicable, of your initial GWB benefit base, and is the maximum amount that you can withdraw each year without making a GWB Excess withdrawal, as described below. When you purchased your contract, you chose between two available GWB Annual withdrawal options:


o    7% GWB Annual withdrawal option

o    5% GWB Annual withdrawal option

The GWB Annual withdrawal amount may decrease as a result of a GWB Excess withdrawal and may increase as a result of an Automatic reset, additional contributions or a "step up" of the GWB benefit base; each of these transactions are discussed below in detail. Once you elect a GWB Annual withdrawal option, it cannot be changed.

Your GWB Annual withdrawal amounts are not cumulative. If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the GWB Annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF GWB EXCESS WITHDRAWALS

A GWB Excess withdrawal is caused when you withdraw more than your GWB Annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your GWB Annual withdrawal amount, the entire amount of the withdrawal and each subsequent withdrawal in that contract year are GWB Excess withdrawals.

A GWB Excess withdrawal can cause a significant reduction in both your GWB benefit base and your GWB Annual withdrawal amount. If you make a GWB Excess withdrawal, we will recalculate your GWB benefit base and the GWB Annual withdrawal amount. As of the date of the GWB Excess withdrawal, the GWB benefit base is first reduced by the dollar amount of the withdrawal (including any applicable withdrawal charge), and the reduced GWB benefit base and the GWB Annual withdrawal amount are then further adjusted, as follows:

o If the account value after the deduction of the withdrawal is less than the GWB benefit base, then the GWB benefit base is reset equal to the account value.

o If the account value after the deduction of the withdrawal is greater than or equal to the GWB benefit base, then the GWB benefit base is not adjusted further.

o The GWB Annual withdrawal amount equals the lesser of: (i) the Applicable percentage of the adjusted GWB benefit base and (ii) the GWB Annual withdrawal amount prior to the GWB Excess withdrawal.


Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of Principal Protector(SM). If your account value is less than your GWB benefit base (due, for example, to negative market performance), a GWB Excess withdrawal, even one that is only slightly more than your GWB Annual withdrawal amount, can significantly reduce your GWB benefit base and the GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume in contract year four that your account value is $80,000, you have not made any prior withdrawals, and you request an $8,000 withdrawal. Your $100,000 benefit base is first reduced by $8,000 to now equal $92,000. Your GWB benefit base is then further reduced to equal the new account value: $72,000 ($80,000 minus $8,000). In addition, your GWB Annual withdrawal amount is reduced to $5,040 (7% of $72,000), instead of the original $7,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the Guaranteed annual withdrawal amount, assuming the Guaranteed annual withdrawal amount is greater than the 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Using the example above, if the $8,000 withdrawal is a withdrawal of contributions subject to the withdrawal charge, the withdrawal charge would apply to the $3,000 (the amount of the withdrawal charge above the Guaranteed annual withdrawal amount of $5,000). See "Certain withdrawals" in "Charges and expenses" later in this Prospectus.

You should further note that a GWB Excess withdrawal that reduces your account value to zero eliminates any remaining value in your GWB benefit base. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.


In general, if you purchase this contract as a traditional IRA and participate in our Automatic RMD service, and you do not take any other withdrawals, an automatic withdrawal under that program will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, and chooses scheduled payments, such payments will not cause a GWB Excess withdrawal, provided no


46  Contract features and benefits
additional withdrawals are taken. If your beneficiary chooses the "5-year rule" instead of scheduled payments, this waiver does not apply and a GWB Excess withdrawal may occur if withdrawals exceed the GWB Annual withdrawal amounts.


EFFECT OF AUTOMATIC RESET

If you take no withdrawals in the first five contract years, the Applicable percentage to determine your GWB Annual withdrawal amount will be automatically reset at no additional charge. The Applicable percentage under the 7% GWB Annual withdrawal option will be increased to 10%, and the Applicable percentage under the 5% GWB Annual withdrawal option will be increased to 7%. The Applicable percentage is automatically reset on your fifth contract date anniversary, and your GWB Annual withdrawal amount will be recalculated.

If you die before the fifth contract date anniversary, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, if available, the Automatic reset will apply on the fifth contract date anniversary if you have not taken any withdrawals and: (1) your beneficiary chooses scheduled payments and payments have not yet started; or, (2) if your beneficiary chooses the "5-year rule" option and has not taken withdrawals. See "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus.


EFFECT OF ADDITIONAL CONTRIBUTIONS

Anytime you make an additional contribution, we will recalculate your GWB benefit base and your GWB Annual withdrawal amount. Your GWB benefit base will be increased by the amount of the contribution and your GWB Annual withdrawal amount will be equal to the greater of (i) the Applicable percentage of the new GWB benefit base, or (ii) the GWB Annual withdrawal amount in effect immediately prior to the additional contribution.

If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, no additional contributions will be permitted.



THE OPTIONAL STEP UP PROVISION

Except as stated below, any time after the fifth contract date anniversary, you may request a step up in the GWB benefit base to equal your account value. If your GWB benefit base is higher than the account value as of the date we receive your step up request, no step up will be made. If a step up is made, we may increase the charge for the benefit. For a description of the charge increase, see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus. Once you elect to step up the GWB benefit base, you may not do so again for five complete contract years from the next contract date anniversary. Under both the Spousal protection and the successor owner annuitant features, upon the first death, the surviving spouse must wait five complete contract years from the last step up or from contract issue, whichever is later, to be eligible for a step up.

As of the date of your GWB benefit base step up, your GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and (ii) your GWB Applicable percentage applied to your stepped up GWB benefit base.

It is important to note that a step up in your GWB benefit base may not increase your GWB Annual withdrawal amount. In that situation, the effect of the step up is only to increase your GWB benefit base and support future withdrawals. We will process your step up request even if it does not increase your GWB Annual withdrawal amount, and we will increase the Principal Protector(SM) charge, if applicable. In addition, you will not be eligible to request another step up for five complete contract years. After processing your request, we will send you a confirmation showing the amount of your GWB benefit base and your GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume you take withdrawals of $7,000 in each of the first five contract years, reducing the GWB benefit base to $65,000. After five contract years, further assume that your account value is $92,000, and you elect to step up the GWB benefit base from $65,000 to $92,000. The GWB Annual withdrawal amount is recalculated to equal the greater of 7% of the new GWB benefit base, which is $6,440 (7% of $92,000), or the current GWB Annual withdrawal amount, $7,000. Therefore, following the step up, even though your GWB benefit base has increased, your GWB Annual withdrawal amount does not increase and remains $7,000.

The Optional step up provision is not available once your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option. However, if you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, the GWB benefit base will be stepped up to equal the account value, if higher, as of the transaction date that we receive the Beneficiary continuation option election. As of the date of the GWB benefit base step up, your beneficiary's GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and
(ii) your GWB Applicable percentage applied to the stepped up GWB benefit base. This is a one-time step up at no additional charge.


OTHER IMPORTANT CONSIDERATIONS

o Principal Protector(SM) protects your principal only through withdrawals. Your account value may be less than your total contributions.

o You can take withdrawals under your contract without purchasing Principal Protector(SM). In other words, you do not need this benefit to make withdrawals.

o Amounts withdrawn in excess of your GWB Annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year.

o Withdrawals made under Principal Protector(SM) will be treated, for tax purposes, in the same way as other withdrawals under your contract.

o All withdrawals are subject to all of the terms and conditions of the contract. Principal Protector(SM) does not change the effect of withdrawals on your account value or guaranteed minimum death benefit; both are reduced by withdrawals whether or not you elect


                                              Contract features and benefits  47

     Principal Protector(SM). See "How withdrawals are taken from your account value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

o GWB Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of GWB Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.

o If you surrender your contract to receive its cash value, all benefits under the contract will terminate, including Principal Protector(SM) if your cash value is greater than your GWB Annual withdrawal amount. Therefore, when surrendering your contract, you should seriously consider the impact on Principal Protector(SM) when you have a GWB benefit base that is greater than zero.

o If you die and your beneficiary elects the Beneficiary continuation option, then your beneficiary should consult with a tax adviser before choosing to use the "5-year rule." The "5-year rule" is described in "Payment of death benefit" under "Beneficiary continuation option" later in this Prospectus. The GWB benefit base may be adversely affected if the beneficiary makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


This contract was available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. This contract may not have been available in all states. Please speak with your financial professional for further information.

Depending on when you purchased your contract, this contract may not have been available. See Appendix IX later in this Prospectus for more information.

The inherited IRA beneficiary continuation contract could only have been purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries are treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract could have been purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.


Under the inherited IRA beneficiary continuation contract:


o You must receive payments at least annually (but may have elected to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from this contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from this contract.

o The beneficiary of the original IRA is the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust is the annuitant.

o An inherited IRA beneficiary continuation contract was not avail able for annuitants over age 70.

o The initial contribution had to be a direct transfer from the deceased owner's original IRA and was subject to minimum contribution amounts. See "How you can contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.


o    You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

o The Guaranteed minimum income benefit, successor owner/ annuitant feature, special dollar cost averaging program, automatic investment program, GPB Options 1 and 2, Principal Protector(SM) and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

48  Contract features and benefits

o Upon your death, your beneficiary has the option to continue tak ing required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER
OF DAYS

This is provided for informational purposes only. Since these contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract, whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  49

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges*; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

                      ----------------------------------


* Depending on when you purchased your contract, your account value will be reduced by a pro rata portion of the administrative charge only. See Appendix IX later in this Prospectus for more information.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS


Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)  mortality and expense risks;

(ii) administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)  increased to reflect additional contributions;

(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, if applicable, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, GPB Option 2, Principal Protector(SM) and/or Protection Plus(SM) benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VIII later in this Prospectus for any state variations with regard to the termination of your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE (not available under all contracts). In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.



PRINCIPAL PROTECTOR(SM) (NOT AVAILABLE UNDER ALL CONTRACTS). If you elected Principal Protector(SM) and your account value falls to zero due to



50  Determining your contract's value
a GWB Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary annuity contract, as discussed below, even if your GWB benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWB Excess withdrawal or due to a deduction of charges, please note the following:


o If your GWB benefit base equals zero, we will terminate your contract and make no payment.

o If your GWB benefit base is greater than zero but less than or equal to the balance of your GWB Annual withdrawal amount, if any, for that contract year, we will terminate your contract and pay you any remaining GWB benefit base.

o If your GWB benefit base is greater than the balance of your remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay you your GWB Annual withdrawal amount balance and terminate your contract, and we will pay you your remaining GWB benefit base as an annuity benefit, as described below.

o If the Beneficiary continuation option is elected (not available in all states), and the account value falls to zero while there is a remaining GWB benefit base, we will make payments to the beneficiary as follows:

     o If the beneficiary had elected scheduled payments we will continue to make scheduled payments over remaining life expectancy until the GWB benefit base is zero, and the Principal Protector(SM) charge will no longer apply.

     o If the beneficiary had elected the "5-year rule" and the GWB benefit base is greater than the remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay the beneficiary the GWB Annual withdrawal amount balance. We will continue to pay the beneficiary the remaining GWB Annual withdrawal amount each year until the GWB benefit base equals zero, or the contract terminates at the end of the fifth contract year, whichever comes first. Any remaining GWB benefit base at the end of the fifth contract year will terminate without value.

ANNUITY BENEFIT. If the contract terminates and the remaining GWB benefit base is to be paid in installments, we will issue you an annuity benefit contract and make annual payments equal to your GWB Annual withdrawal amount on your contract date anniversary beginning on the next contract date anniversary, until the cumulative amount of such payments equals the remaining GWB benefit base (as of the date the contract terminates). The last installment payment may be smaller than the previous installment payments in order for the total of such payments to equal the remaining GWB benefit base.

The annuity benefit supplemental contract will carry over the same owner, annuitant and beneficiary as under your contract. If you die before receiving all of your payments, we will make any remaining payments to your beneficiary. The charge for Principal Protector(SM) will no longer apply.

If at the time of your death the GWB Annual withdrawal amount was being paid to you as an annuity benefit, your beneficiary may not elect the Beneficiary continuation option.


                                           Determining your contract's value  51

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.

o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment and affect your GPB.

o    No transfers are permitted into the Special 10 year fixed maturity option.

New York has additional transfer restrictions. Please see Appendix VIII later in this Prospectus.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option, the interest sweep option and dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies



52 Transferring your money among investment options present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



REBALANCING YOUR ACCOUNT VALUE

We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer two options:
"Option I" and "Option II." Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing programs, you must tell us:


    (a) the percentage you want invested in each investment option (whole percentages only), and

    (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled. Cancellation requests can be made online through EQAccess. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer out of the guaranteed interest option to initiate the rebalancing program will not be permit-


                            Transferring your money among investment options  53
ted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

For New York contracts, please see Appendix VIII for differences in your state.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.


54  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of your contract's current cash value, we will treat it as a request to surrender your contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the potential tax consequences of withdrawals, see "Tax information" later in this Prospectus.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                                   Method of withdrawal
                ----------------------------------------------------------------
                                                 Pre-age        Lifetime
                                                 59-1/2        required
                                             substantially     minimum
 Contract            Partial    Systematic       equal       distribution
--------------------------------------------------------------------------------
NQ                    Yes          Yes             No            No
--------------------------------------------------------------------------------
Rollover IRA          Yes          Yes            Yes            Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA          Yes          Yes            Yes            Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                  Yes          Yes            Yes            No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA             Yes          Yes            Yes            No
--------------------------------------------------------------------------------
Inherited IRA          No           No             No            ***
--------------------------------------------------------------------------------
QP*                   Yes           No             No            Yes
--------------------------------------------------------------------------------
Rollover TSA**        Yes          Yes             No            Yes
--------------------------------------------------------------------------------

* All payments are made to the trust, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

** Employer or plan approval is required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.

*** This contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.



PARTIAL WITHDRAWALS
(All contracts)


You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.


Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). If you already own your contract, the applicable free withdrawal percentage may be higher. See Appendix IX later in this Prospectus for the free withdrawal amount that applies to your contract. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)


You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election. If you already own your contract, the applicable percentages may be higher. See Appendix IX later in this Prospectus for information on what applies to your contract.


If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.


Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. This option is not available if you have elected a Guaranteed principal benefit. This restriction may not apply



                                                        Accessing your money  55
to certain contract owners, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Depending on when you purchased your contract, this option may not be available if you have elected a guaranteed principal benefit. This restriction may not apply to all contract owners. See Appendix IX later in this Prospectus for more information.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.


FOR CONTRACTS WITH PRINCIPAL PROTECTOR(SM). If you elected Principal Protector(SM), provided no other withdrawals are taken during a contract year in which you participate in our Automatic RMD service, an automatic withdrawal using our service will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. If you take any other withdrawal while you participate in the service, however, this GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, you must elect and maintain participation in our Automatic RMD service at your required beginning date, or the contract date, if your required beginning date has occurred before the contract was purchased. See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.



HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options


56  Accessing your money

(other than the Special 10 year fixed maturity option, if applicable) in the order of the earliest maturity date(s) first. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option).


HOW WITHDRAWALS (AND TRANSFERS OUT OF THE SPECIAL 10 YEAR FIXED MATURITY OPTION) AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED PRINCIPAL BENEFIT OPTION 2

In general, withdrawals will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


Transfers out of the Special 10 year fixed maturity option will reduce the GPB Option 2 amount on a pro rata basis. In addition, if you make a contract withdrawal from the Special 10 year fixed maturity option, we will reduce your GPB Option 2 in a similar manner; however, the reduction will reflect both a transfer out of the Special 10 year fixed maturity option and a withdrawal from the contract. Therefore, the reduction in GPB Option 2 is greater when you take a contract withdrawal from the Special 10 year fixed maturity option than it would be if you took the withdrawal from another investment option.


Similar to the example above, if your account value is $30,000 and you withdraw $12,000 from the Special 10 year fixed maturity option, you have withdrawn 40% of your account value. If your GPB Option 2 benefit was $40,000 before the withdrawal, the reduction to reflect the transfer out of the Special 10 year fixed maturity option would equal $16,000 ($40,000 x .40). The amount used to calculate the reduction to reflect the withdrawal from the contract is $24,000 ($40,000 - $16,000). The reduction to reflect the withdrawal would equal $9,600 ($24,000 x .40), and your new benefit after the withdrawal would be $14,400 ($24,000 - $9,600).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

With respect to the Guaranteed minimum income benefit and the Greater of 6% (or 5%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6% (or 5%) Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% (or 5%) or less of the 6% (or 5%) Roll-Up benefit base on the most recent contract date anniversary. Additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% (or 5%) of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% (or 5%) Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


The effect of withdrawals on your Guaranteed minimum income benefit and Guaranteed minimum death benefit (including the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) may be different. See Appendix IX later in this Prospectus for information on what applies to your contract.



HOW WITHDRAWALS AFFECT PRINCIPAL PROTECTOR(SM)


If you elected Principal Protector(SM), any withdrawal reduces your GWB benefit base by the amount of the withdrawal. In addition, a GWB Excess withdrawal can significantly reduce your GWB Annual withdrawal amount and further reduce your GWB benefit base. For more information, see "Effect of GWB Excess withdrawals" and "Other important considerations" under "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.



WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. Also, under certain contracts, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. If you are an existing contract owner, the rules in the preceding sentence may not apply under your contract or if the Guaranteed minimum income benefit no lapse guarantee is available and in effect on your contract. See Appendix IX later in this Prospectus for information. See also "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SPECIAL RULES FOR PRINCIPAL PROTECTOR(SM). If you elected Principal Protector(SM), all withdrawal methods described above can be used. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWB Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWB Excess withdrawal. In other words, if you take a GWB Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWB benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please



                                                        Accessing your money  57
also see "Principal Protector(SM)" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."


You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Please see Appendix VIII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)  the date annuity payments begin,

(2)  the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan including any accrued and unpaid loan interest, will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If FMO amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option). If amounts are withdrawn from the Special 10 year fixed maturity option, the guaranteed benefit will be adversely affected. See "Guaranteed principal benefit option 2" in "Contract features and benefits" earlier in this Prospectus.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE


You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including Principal Protector(SM) (if applicable) if your cash value is greater than your GWB Annual withdrawal amount. If you have a GWB benefit base greater than zero, you should consider the impact of a contract surrender on the Principal Protector(SM) benefit. If your surrender request does not constitute a GWB Excess withdrawal, you may be eligible for additional benefits. If, however, your surrender request constitutes a GWB Excess withdrawal, you will lose those benefits. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect under your contract, the Guaranteed minimum income benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Annuity benefit" under "Insufficient account value" in "Determining your contract value" and "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

58  Accessing your money

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or


(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VIII later in this Prospectus for variations that may apply in your state.


You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age when the contract was issued. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect Principal Protector(SM) and choose to annuitize your contract, Principal Protector(SM) will terminate without value even if your GWB benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under Principal Protector(SM). See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.



--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


                                                        Accessing your money  59

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.

If you purchase an Income Manager(R) contract in connection with the exercise of the Guaranteed minimum income option (or "Living Benefit" option), different payout options may apply, as well as various other differences. See "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(R) prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin. In most states, it may not be earlier than thirteen months from the Accumulator(R) contract date. Please see Appendix VIII later in this Prospectus for information on state variations. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less


60  Accessing your money
than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.



ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.


If you elected Principal Protector(SM) and your contract is annuitized at maturity, we will offer an annuity payout option for life that guarantees you will receive payments that are at least equal to what you would have received under Principal Protector until the point at which your GWB Benefit Base is depleted. After your GWB Benefit Base is depleted, you will continue to receive periodic payments while you are living. The amount of each payment will be the same as the payment amount that you would have received if you had applied your account value on the maturity date to purchase a life annuity at the annuity purchase rate guaranteed in your contract; this payment amount may be more or less than your GWB Annual Withdrawal amount.


Please see Appendix VIII later in this Prospectus for variations that may apply in your state.


                                                        Accessing your money  61

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

o    A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.


o On each contract date anniversary, a charge for each optional benefit that you have elected: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; Principal Protector(SM); and Protection Plus(SM).

o On the first 10 contract date anniversaries -- a charge for GPB Option 2, if you have elected this optional benefit.


o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. The fees and charges described are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX for the fees and charges that apply under your contract. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.


The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.


To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES


Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.75% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.


DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed


62  Charges and expenses
interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option, if applicable,) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


--------------------------------------------------------------------------------
                                  Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
Percentage of
 contribution       7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

For contracts issued in New York, please see Appendix VIII later in this Prospectus for the New York withdrawal charge schedule applicable to monies withdrawn from and transferred among the fixed maturity options.

For Pennsylvania contracts for annuitants who are age 84 or 85 at issue, please see Appendix VIII later in this Prospectus for possible withdrawal charge schedule variations.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus. The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.


If you elected Principal Protector(SM), we will waive any withdrawal charge for any withdrawal during the contract year up to the GWB Annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges, are applied to the amount of the withdrawal that exceeds the GWB Annual withdrawal amount.

The applicable free withdrawal percentage may be higher for certain contract holders, depending on when you purchased your contract. See Appendix IX later in this Prospectus for the free withdrawal amount that applies under your contract.


CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or the annual ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base as long as it does not exceed the free withdrawal amount. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.


                                                        Charges and expenses  63

See Appendix IX later in this Prospectus to see if this waiver of the withdrawal charge applies under your contract.


DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

     -- its main function is to provide skilled, intermediate, or custodial nursing care;

     -- it provides continuous room and board to three or more persons;

     -- it is supervised by a registered nurse or licensed practical nurse;

     -- it keeps daily medical records of each patient;

     -- it controls and records all medications dispensed; and

     -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE


ANNUAL RATCHET TO AGE 85. If you elected the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. If you already own your contract, the charge may be as much as 0.30% of the Annual Ratchet to age 85 benefit base. Please see Appendix IX later in this Prospectus or your contract for more information.

GREATER OF 5% ROLL-UP TO AGE 85. If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.50% of the greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base. For contract owners, your charge may be less, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus or your contract for more information.

6% ROLL-UP TO AGE 85. If you elected the 6% Roll-Up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.45% of the 6% Roll-Up to age 85 benefit base.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset option.

STANDARD DEATH BENEFIT. There is no additional charge for the standard death benefit.

GUARANTEED PRINCIPAL BENEFIT OPTION 2


If you purchased GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal to 0.50% of the account value. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct any remaining portion of the charge from amounts in any fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are insufficient, we will deduct all or a portion from



64  Charges and expenses
the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

GUARANTEED MINIMUM INCOME BENEFIT (THE "LIVING BENEFIT") CHARGE


If you elected the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary. For certain contract owners, your charge may be less, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus or your Prospectus for the charge that applies under your contract.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply under your contract, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option, if available).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option or for the Guaranteed minimum income benefit no lapse guarantee. This option is not available under all contracts.

PROTECTION PLUS(SM) CHARGE


If you elected Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply under your contract, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


PRINCIPAL PROTECTOR(SM) CHARGE


If you elected Principal Protector(SM), we deduct a charge annually as a percentage of your account value on each contract date anniversary. If you elect the 5% GWB Annual withdrawal option, the charge is equal to 0.35%. If you elect the 7% GWB Annual withdrawal option, the charge is equal to 0.50%. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply under your contract, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus. If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, we will not deduct a pro rata portion of the charge upon your death. However, the Principal Protector(SM) charge will continue. A market value adjustment will apply to deductions from the fixed maturity options.


If your GWB benefit base falls to zero but your contract is still in force, the charge will be suspended as of the next contract date anniversary. The charge will be reinstated, as follows: (i) if you make a subsequent contribution, we will reinstate the charge that was in effect at the time your GWB benefit base became depleted, (ii) if you elect to exercise the Optional step up provision, we will reinstate a charge, as discussed immediately below, and (iii) if your beneficiary elects the Beneficiary continuation option and reinstates the Principal Protector(SM) benefit with a one time step up, we will reinstate the charge that was in effect when the GWB benefit base fell to zero.


                                                        Charges and expenses  65

If your beneficiary elects the Beneficiary continuation option, and is eligible to continue Principal Protector(SM), the benefit and the charge will continue unless your beneficiary tells us to terminate the benefit at the time of election.

OPTIONAL STEP UP CHARGE. Every time you elect the Optional step up, we reserve the right to raise the benefit charge at the time of the step up. The maximum charge for Principal Protector(SM) with a 5% GWB Annual withdrawal option is 0.60%. The maximum charge for Principal Protector(SM) with a 7% GWB Annual withdrawal amount option is 0.80%. The increased charge, if any, will apply as of the next contract date anniversary following the step up and on all contract anniversaries thereafter.


If you die and your beneficiary elects the Beneficiary continuation option, if available, a one time step up only (at no additional charge) is applicable. For more information on the Optional step up, one time step up and Automatic reset provisions, see "Principal Protector(SM)" in "Contract features and benefits."


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o    Management fees ranging from 0.05% to 1.40%.

o    12b-1 fees of 0.25%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to 12b-1 fees. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.


Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.



OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


66  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse who is the sole primary beneficiary of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The Successor owner/ annuitant feature is only available under NQ and individually owned IRA contracts (other than Inherited
IRAs).

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death for purposes of receiving required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the Guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Guaranteed minimum income benefit if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Guaranteed minimum income benefit you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise rules" under "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (the "5-year rule"), or in a joint ownership situation, the death of the first owner to die.

o If Principal Protector(SM) was elected and if the "5-year rule" is elected and the successor owner dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the con-


                                                    Payment of death benefit  67
     tract and any remaining GWB benefit base will terminate without value. The successor owner should consult with a tax adviser before choosing to use the "5-year rule." The GWB benefit base may be adversely affected if the successor owner makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost. If you elected Principal Protector(SM), the successor owner has the option to terminate the benefit and charge upon receipt by us of due proof of death and notice to discontinue the benefit; otherwise, the benefit and charge will automatically continue.


o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o    A successor owner should consider naming a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a lump sum terminates all rights and any applicable guarantees under the contract, including Guaranteed minimum income benefit, GPB Options 1 and 2 and Principal Protector(SM). However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be 85 or younger as of the date of the non-surviving spouse's death.


The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.


If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable Guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse's age as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature.

We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant's death, the Guaranteed minimum death benefit will no longer grow, and we will no longer charge for the benefit.


If you elected Principal Protector(SM), the benefit and charge will remain in effect. If the GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.


Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.


68  Payment of death benefit

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For information on the operation of the successor owner/annuitant feature with the Guaranteed minimum income benefit, see "Exercise of Guaranteed minimum income benefit" under "Guaranteed minimum income benefit option" in "Contract features and benefits," earlier in this Prospectus. For information on the operation of this feature with Protection Plus(SM), see "Protection Plus(SM)" in "Guaranteed minimum death benefit" under "Contract features and benefits," earlier in this Prospectus.


SPOUSAL PROTECTION


SPOUSAL PROTECTION OPTION FOR NQ CONTRACTS ONLY. This feature permits spouses who are joint contract owners to increase the account value to equal the guaranteed minimum death benefit, if higher, and by the value of any Protection Plus(SM) benefit, if elected, upon the death of either spouse. This account value "step up" occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you had the right to elect the Spousal protection option at the time you purchased your contract at no additional charge. Both spouses must have been between the ages of 20 and 70 at the time the contract was issued and must each have been named the primary beneficiary in the event of the other's death.



The annuitant's age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 guaranteed minimum death benefits and the Protection Plus(SM) benefit, the benefit is based on the older spouse's age. The older spouse may or may not be the annuitant. However, for purposes of the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option, the last age at which the benefit base may be reset is based on the annuitant's age, not the older spouse's age.

If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit, including the value of the Protection Plus(SM) benefit, or, if eligible, continue the contract as the sole owner/ annuitant by electing the successor owner/annuitant option. If the non-annuitant spouse dies prior to annuitization, the surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:

o As of the date we receive due proof of the spouse's death, the account value will be reset to equal the Guaranteed minimum death benefit as of the date of the non-surviving spouse's death, if higher, increased by the value of the Protection Plus(SM) benefit.

o The Guaranteed minimum death benefit continues to be based on the older spouse's age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/annuitant.

o The Protection Plus(SM) benefit will now be based on the surviving spouse's age at the date of the non-surviving spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit will be discontinued even if the surviving spouse is the older spouse (upon whose age the benefit was originally based).

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the successor owner/annuitant, if applicable. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If the annuitant dies first, withdrawal charges will no longer apply to any contributions made prior to the annuitant's death. If the non-annuitant spouse dies first, the withdrawal charge schedule remains in effect with regard to all contributions.


o If you elected Principal Protector(SM), the benefit and charge will remain in effect. If your GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.


We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce but do not change the owner or primary beneficiary, Spousal protection continues.


Depending on when you purchased your contract, this feature may not be available to you. See Appendix IX later in this Prospectus for more information about your contract.



BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VIII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of


                                                    Payment of death benefit  69
death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:


o The contract continues with your name on it for the benefit of your beneficiary.


o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that your spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

o    The beneficiary was 75 or younger on the original contract date.

o The benefit and charge will remain in effect unless your benefi ciary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

o One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If the beneficiary chooses not to reinstate the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

o If there are multiple beneficiaries each beneficiary's interest in the GWB benefit base will be separately accounted for.

o As long as the GWB benefit base is $5,000 or greater, the benefi ciary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.

o If scheduled payments are elected, the beneficiary's scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

o If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in


70  Payment of death benefit
     a lump sum and the contract and any remaining GWB benefit base will terminate without value.

o Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the scheduled payments rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.


o The contract continues with your name on it for the benefit of your beneficiary.


o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o    Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that you must be the owner and annuitant and your spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If the non-spousal beneficiary chooses scheduled payments under "Withdrawal Option 1," as discussed above in this section, Principal Protector(SM) may not be continued and will automatically terminate without value even if the GWB benefit base is greater than zero.

o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

     o The beneficiary was 75 or younger on the original contract date.

     o The benefit and charge will remain in effect unless your benefi


                                                    Payment of death benefit  71
       ciary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

     o One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If the beneficiary chooses not to reinstate the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

     o If there are multiple beneficiaries, each beneficiary's interest in the GWB benefit base will be separately accounted for.

     o As long as the GWB benefit base is $5,000 or greater, the benefi ciary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.

     o If scheduled payments under "Withdrawal Option 2" is elected, the beneficiary's scheduled payments will be calculated using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

     o If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

     o Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect scheduled payments under "Withdrawal Option 2" rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals.

o    No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o    The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.


72  Payment of death benefit

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, the Principal Protector(SM) benefit, the Guaranteed minimum income benefit, special dollar cost averaging, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.



                                                             Tax information  73

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS(SM) FEATURE


In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may have purchased a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

The following information applies if you purchased your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange was not taxable under Section 1035 of the Internal Revenue Code if:

o the contract that was the source of the funds you used to purchase the NQ contract was another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant were the same under the source contract and the Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must have been the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carried over to the Accumulator(R) NQ contract.


An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether


74  Tax information
scheduled payments or any withdrawal that might be taken). The ruling also does not address the effect of the retention of the Principal Protector(SM) feature discussed earlier in this Prospectus under "Contract features and benefits," which a non-spousal beneficiary may elect under certain conditions. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.


The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o    Traditional IRAs, typically funded on a pre-tax basis; and


o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).


AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as either a traditional IRA or Roth IRA. The traditional IRAs we offered were the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available were the Roth Conversion IRA and Flexible Premium Roth IRA. We also offered the Inherited IRA for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. We currently do not offer traditional IRA contracts for use as employer-funded SEP-IRA or SIMPLE IRA plans, although we may do so in the future.

The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payment (as opposed to payments from a fixed income annuitization option).

For some of the contracts covered by this Prospectus, we have received an opinion letter from the IRS approving the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. For others, we have not applied for an opinion letter from the IRS to approve the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. We have submitted the respective


                                                             Tax information  75
forms of the Accumulator(R) Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under any series of Accumulator(R) traditional and Roth IRA contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.


You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o "regular" contributions out of earned income or compensation; or o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI FALLS WITHIN A PHASE-OUT RANGE, you can make PARTIALLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you MAY NOT DEDUCT any of your regular contributions to your traditional IRAs.


Cost of living indexing adjustments apply to the income limits to deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2008, AGI between $53,000 and $63,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2008, AGI between $85,000 and $105,000 after adjustment).


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined

76  Tax information
independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2008, AGI between $159,000 and $169,000 after adjustment).

To determine the deductible amount of the contribution for 2008, for example, you determine AGI and subtract $53,000 if you are single, or $85,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times    the maximum   Equals   the adjusted x
 -------------------        X        regular       =       deductible
  divided by $10,000              contribution            contribution
                                  for the year              limit




ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A
TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000 ($53,000 after cost of living indexing adjustment for 2008). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;


o   403(b) plans; and


o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN
TRADITIONAL IRAS


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


There are two ways to do rollovers:

o   Do it yourself:
    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o   Direct rollover:
    You tell the trustee or custodian of the eligible retirement plan to

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

    send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a qualified plan, 403(b) plan, or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS


Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


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WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF
TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially


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choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.


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

SUCCESSOR OWNER AND ANNUITANT


If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special fed eral income tax definition); or

o used to pay medical insurance premiums for unemployed indi viduals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.


To meet the substantially equal periodic payment exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs or other eli gible retirement plans ("conversion rollover" contributions); or



o tax-free rollover contributions from other Roth individual retire ment arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the



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amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment):

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2008, $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2008, $116,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2008, between $159,000 and $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2008, between $101,000 and $116,000 after adjustment)..


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make a rollover between different plan types (for example, traditional IRA to Roth IRA).


You may make rollover contributions to a Roth IRA from these sources only:


o   another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two- year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Beginning in 2008, amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan. You must meet AGI limits specified below.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.



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The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.

RECHARACTERIZATIONS


You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.


To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth IRAs

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   Rollovers from a Roth IRA to another Roth IRA;

o   Direct transfers from a Roth IRA to another Roth IRA;

o   Qualified distributions from a Roth IRA; and


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

o   Return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


o   you are age 59-1/2 or older; or


o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2008 and the conversion contribution is made in 2008, the conversion contribution is treated as contributed prior to other conversion contributions made in 2009.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX


Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity



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contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "traditional IRAs."

--------------------------------------------------------------------------------
The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and
Treasury regulatory changes in 2007 which become fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)

The IRS and the Treasury Department recently published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules become fully effective on January 1, 2009, but various transition rules apply beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. As of January 1, 2009, employers sponsoring 403(b) plans must have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE ACCUMULATOR(R) TSA
CONTRACT

Because the Accumulator(R) TSA contract (i) was designed to be purchased through either an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another, or a rollover from another 403(b) arrangement and (ii) does not accept employer-remitted contributions, after September 24, 2007, exchanges to an Accumulator(R) TSA contract are extremely limited as described below. Accumulator(R) TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" 403(b) annuity contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

Contributions to an Accumulator(R) TSA contract after September 24, 2007, may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, the participants in that 403(b) plan are currently contributing to another AXA Equitable 403(b) annuity contract, or the employer agrees to enter into an information sharing agreement by January 1, 2009 with AXA Equitable with respect to the Accumulator(R) TSA contract.

AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.


CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS

Because of the "grandfathered" 403(b) annuity contract status of Accumulator(R) Rollover TSA contracts purchased prior to September 24, 2007 through Rev. Rul. 90-24 direct transfers, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.

EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to TSA contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded



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through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the 403(b) annuity contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o   reaching age 59-1/2 even if still employed; or

o   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) annuity contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) TSA contract.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its



86  Tax information
designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o   the owner reaches age 59-1/2;

o   the owner dies;

o   the owner becomes disabled (special federal income tax definition); or

o   the owner takes hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract (in a Rev. Rul. 90-24 exchange or other permitted transfer or exchange) is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to Accumulator(R) Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.


ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover, beginning in 2008. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal



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income tax rule requirements apply even if the plan is not subject to ERISA.
For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o   the loan does not qualify under the conditions above;

o   the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.


TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Effective beginning in 2008, distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.
The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of



88  Tax information
    your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.


SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $18,720 in 2008 will generally be exempt from federal income tax withholding. If the owner does not provide the



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owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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ABOUT SEPARATE ACCOUNT NO. 49


Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, the Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to the Separate Account;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in the respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2008 and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------
   Fixed Maturity
   Options with
   February 15th           Rate to           Price
  Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2008   Maturity Value
--------------------------------------------------------
        2009              3.00%*            $ 97.08
        2010              3.00%*            $ 94.25
        2011              3.00%*            $ 91.51
        2012              3.00%*            $ 88.84
--------------------------------------------------------


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--------------------------------------------------------
  Fixed Maturity
   Options with
   February 15th           Rate to           Price
  Maturity Date of     Maturity as of     Per $100 of
   Maturity Year     February 15, 2008   Maturity Value
--------------------------------------------------------
        2013               3.00%*           $ 86.25
        2014               3.00%*           $ 83.73
        2015               3.42%            $ 79.01
        2016               3.69%            $ 74.82
        2017               3.87%            $ 71.03
        2018               4.01%            $ 67.47
--------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMO's maturity date.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA


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Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accepted the wire order and essential information, a contract generally was not issued until we received and accepted a properly completed application. In certain cases, we may have issued a contract based on information provided through certain broker-dealers with whom we have established electronic facilities. In any such cases, you must have signed our Acknowledgement of Receipt form.

Where we required a signed application, the above procedures did not apply and no financial transactions were permitted until we received the signed application and issued the contract. Where we issued a contract based on information provided through electronic facilities, we required an Acknowledgement of Receipt form. Financial transactions were only permitted if you requested them in writing, signed the request and had its signature guaranteed, until we received the signed Acknowledgement of Receipt form. After a contract is issued, additional contributions are allowed by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.



AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or Rollover TSA contracts, nor is it available with GPB Option 2. Please see Appendix VIII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.



BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

        - on a non-business day;
        - after 4:00 p.m. Eastern Time on a business day; or
        - after an early close of regular trading on the NYSE on a business day.


o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents.



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    Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.



CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).


o Initial contributions allocated to the account for special dollar cost averaging received the interest rate in effect on that business day. At certain times, we may have offered the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.


o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:


o   the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners. One result of proportional voting is that a small number of contract owners may control the outcome of a vote.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


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TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, Protection Plus(SM), Guaranteed principal benefit option 2, and/or the Principal Protector(SM) ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. For certain contract owners, this restriction may not apply to you, depending on when you purchased your contract. See Appendix IX for more information. However, the Benefit will not terminate if the ownership of the contract is transferred to: (i) a family member (as defined in the contract); (ii) a trust created for the benefit of a family member or members; (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. Please speak with your financial professional for further information.


See Appendix VIII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available (except for Rollover TSA contracts) and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


ABOUT CUSTODIAL IRAS


For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-


                                                            More information  95
based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



96  More information

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.


The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.


The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.


Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-equitable.com.



                             Incorporation of certain documents by reference  97

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.25%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                ----------------------------------------------------
                                                                                                2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   15.35   $  14.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          23,506     22,269
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   12.00   $  11.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,888      5,079
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   12.65   $  12.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          14,367     13,188
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   13.37   $  12.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          69,894     68,613
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   14.74   $  14.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         104,476     99,167
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   14.18   $  13.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          10,999     12,334
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   10.93   $  10.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,207      2,015
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   20.03   $  18.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           9,113      8,352
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   13.91   $  12.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,459      2,328
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   11.15   $  10.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,076      4,096
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   16.55   $  14.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,394      3,592
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   14.42   $  15.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          19,821     13,336
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   11.10   $  11.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             720        562
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   11.29   $  11.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,608      2,099
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.58    $  11.79     $ 10.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,752       5,189         186
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.93    $  10.80     $ 10.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,564       1,608         153
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.31    $  11.09     $ 10.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,710       3,924          78
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.69    $  11.30     $ 10.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         49,852      22,917       1,082
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.41    $  11.78     $ 10.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         58,275      20,548         815
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.69    $  12.32     $ 10.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,642       5,278         307
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.17    $  10.17     $ 10.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,844       1,271         119
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.88    $  13.07     $ 11.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,355       1,996          93
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.58    $  11.08     $ 10.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,804         829          60
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.54    $  10.46     $ 10.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3.152      1,612          84
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.35    $  12.12     $ 10.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,764       1,487         109
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.77    $  12.26     $ 10.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,974       5,206         329
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.36          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             76          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.05    $  10.41     $ 10.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,352         417          19
------------------------------------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                ----------------------------------------------------
                                                                                                2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.48    $  14.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,283       7,573
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.73    $  18.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,019       7,280
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.00    $   6.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,851       5,155
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.27    $  11.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            841         860
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.45    $  11.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,847       3,646
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.67    $  13.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,780       4,859
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.26    $  11.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,330       2,166
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.12    $  10.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,234         597
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.24    $  13.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,374      11,573
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.75    $   9.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,927       1,258
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.34    $  12.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,119       1,943
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.04    $  15.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,656       9,034
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.51    $  10.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,438       1,560
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.77    $  10.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            459         191
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.52          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,777          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.89    $  11.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,654       1,305
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  30.24    $  28.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,364       1,848
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.14     $ 11.94     $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,492       4,028         189
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.61     $ 13.34     $ 11.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,025       1,602          73
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.97     $  5.69          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,884         224          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.53     $ 10.74     $ 10.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            679         278          17
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.27     $ 10.86     $ 10.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,914         271          34
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.31     $ 11.75     $ 10.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,008       2,468         154
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.40          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            732          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.09     $ 11.73     $ 10.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,047       5,582         374
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.75          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            100          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.61     $ 11.31     $ 10.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,920       1,379          85
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.66     $ 13.00     $ 11.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,968       3,775         306
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.51          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            475          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  23.87     $ 23.18          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,166          78          --
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                ----------------------------------------------------
                                                                                                2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.45    $  17.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,341       7,928
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.38    $  14.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,672       1,109
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.09    $  10.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         13,997      13,554
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.31    $  14.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,615       1,576
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.10    $  13.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            965       1,098
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.91    $  13.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,842       1,399
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.43    $  11.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,132       2,181
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.67    $  10.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,086       1,819
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.54    $  12.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,737       1,836
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.85    $  11.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            928         841
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.30    $  12.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,081       3,813
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.35    $  13.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         16,822      17,558
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.27    $  15.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,788       7,522
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.73    $  10.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,875       3,721
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.90    $   4.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,019       1,387
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.75    $  10.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,036       1,134
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.58    $  11.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            772         217
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.52     $ 12.55     $ 11.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,898       3,195         150
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.51          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            358          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.60     $ 10.50     $ 10.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,991       4,339         252
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.34     $ 12.02     $ 10.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,298         769          63
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.32     $ 11.64     $ 10.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,065         679          51
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.27     $ 11.40     $ 10.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            992         530          22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.64          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            386          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.01          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            753          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.61          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            757          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.57          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            415          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.16          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,971          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.63     $ 11.55     $ 10.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,004       4,974         348
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.15     $ 12.87     $ 11.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,055       2,897         148
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.06     $  9.93     $  9.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,172       1,335         252
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.64     $  4.46          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,014         143          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                ----------------------------------------------------
                                                                                                2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.16     $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            378         111
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.77     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            469         122
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.85     $  9.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,128       6,212
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.66     $ 10.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,111       1,130
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.46     $ 14.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,740       3,972
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.81     $ 16.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,733         578
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.85     $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,332         950
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.30     $  6.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,181       2,323
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.50     $ 11.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,546       4,735
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  34.95     $ 24.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,239       6,367
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.15     $ 13.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,890       2,067
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.29          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,172          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.42     $ 13.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            861       1,071
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.28     $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,597       5,510
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.85     $ 12.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,186       3,336
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.80     $ 12.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,564       8,081
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  20.51     $ 18.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,242       4,388
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.94          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,883          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.99          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           333          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.84     $ 12.47     $ 10.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,861       1,702         121
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 17.74     $ 17.28          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           688          53          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  5.59     $  5.19          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,420          96          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.44          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,313          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 18.41     $ 14.04     $ 11.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,108       1,431          64
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.38          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           742          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.63     $ 11.82     $ 10.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           674         354          14
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.49     $ 10.44     $ 10.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,598       2,892         202
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.40     $ 11.74     $ 10.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,552       1,325          79
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.58     $ 11.38     $ 10.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,661       3,911         371
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.93     $ 13.09     $ 11.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,637       1,558          68
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                ----------------------------------------------------
                                                                                                2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.06     $ 13.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,045       1,032
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.71     $ 11.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,651       2,678
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.97     $ 15.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,381       4,449
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.89     $ 13.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,916       3,239
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.86     $ 15.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,709       2,904
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.08     $  8.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,708       3,735
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.36     $ 15.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,198       8,534
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.54     $ 12.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,424       2,251
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.09     $ 11.47     $ 10.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            794         424          26
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.70     $ 11.03     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,153       1,580         113
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.24     $ 12.52     $ 11.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,350       1,540         106
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.45     $ 11.63     $ 10.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,543       1,570         142
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.27     $ 12.52     $ 11.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,263       1,454         126
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.15     $  7.67          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,820          59          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.08     $ 12.66     $ 10.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,948       3,850         232
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.76     $ 10.70     $ 10.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,745         969          57
------------------------------------------------------------------------------------------------------------------------------------



A-5 Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.20%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.87    $  13.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,160       1,827
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.46    $  10.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,472       1,143
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.89    $  11.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,173       1,249
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  53.95    $  51.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,308       4,475
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.34    $  12.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,734       8,825
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 286.24    $ 279.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            392         463
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  20.49    $  19.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,914       3,131
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  20.70    $  18.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,414       5,626
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.96    $   7.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,750       5,507
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.26    $  16.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,276       3,669
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  21.26    $  18.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,805       3,494
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.16    $  18.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         18,463      13,475
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.12    $  11.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            159          79
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.04    $  10.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            462         691
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  24.53    $  24.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,290       4,984
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  25.30    $  23.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,143       4,607
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.03    $   6.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,373       1,698
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.35    $  10.63          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,271         728          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.43    $  10.31          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            397         373          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.62    $  10.41          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            849         695          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  47.15    $  45.53    $  42.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,798       5,029       4,208
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.22    $  10.65          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,795       3,138          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 256.01    $ 248.43    $ 220.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            545         613         548
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.05    $  19.04    $  18.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,491       4,043       4,619
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.37    $  13.49    $  11.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,792       5,816       5,125
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.20    $   6.34    $   5.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,789       6,068       5,986
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.29    $  16.17    $  15.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,057       4,383       4,326
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.12    $  15.54    $  13.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,815       4,124       4,091
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.17    $  14.56    $  12.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,461      15,533      14,531
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.37          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.79    $  10.16          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,352         339          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  20.54    $  20.19    $  18.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,635       6,364       5,670
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.71    $  17.09    $  14.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,933       4,781       4,396
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.99    $   5.71          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,681         216          --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2002         2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  36.01           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,221           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 149.11     $ 226.39     $ 256.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            222          154          188
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.73           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,850           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.65           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,285           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.86     $   7.15     $   9.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,292           89          114
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.42           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,432           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.91     $  14.38     $  16.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,279          105          191
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.22     $  11.97     $  11.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,578          114           54
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.26           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,591           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.24     $  13.65     $  17.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,445          154          182
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                                1999         1998
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 303.01     $ 245.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             205          230
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.80           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              79           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.94     $  11.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              50          102
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.13     $  11.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              46           22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  20.32     $  12.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             199          190
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-6

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2007        2006       2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.13    $  9.14    $  8.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            554        625        723
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.87    $ 13.31    $ 12.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,946      1,982      2,062
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.28    $ 13.23    $ 11.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         15,162      6,465      7,166
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.28    $ 11.10    $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            415        436        161
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.12    $ 10.85         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            963        302         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  31.69    $ 30.56    $ 26.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,323      7,331      8,383
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.76    $  9.97    $  9.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,003        493         38
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.93    $  9.03    $  8.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,978      2,218      2,770
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.86    $ 12.98    $ 11.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,544     11,305     12,783
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.52    $ 10.43         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,628        664         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.77    $ 10.83         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            171         78         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.52         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            863         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.91    $ 11.66    $ 10.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            362        321         81
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  30.54    $ 28.28    $ 24.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            909        341        297
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.73    $ 14.69    $ 12.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,905      6,892      7,621
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.40    $ 14.29    $ 11.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            594        240         40
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.80    $ 14.53    $ 14.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,033     10,809     11,494
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.91    $ 16.31    $ 13.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,625      3,079      3,795
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.18    $  8.00    $  6.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           782        744        182
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.08    $ 11.58    $  9.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,149      2,153        710
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.40    $ 10.41    $  8.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         8,080      7,741      2,252
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 26.06    $ 23.92    $ 18.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,053      8,439      2,393
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.40    $  7.95    $  5.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,237      2,600        551
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.21    $  9.78    $  6.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        13,609     12,491      2,799
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 23.37         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            62         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.78    $  9.60    $  7.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         8,017      6,516      1,628
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.99    $ 13.60    $ 13.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        11,977     11,974      3,674
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.35    $ 12.19    $  9.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,942      3,680      1,342
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.70          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.00     $ 17.41     $ 21.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           193         235         245
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.76     $ 11.12     $ 10.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            17          10           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 24.71     $ 28.47          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            71          78          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.56     $ 10.00          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            19           7          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.73     $ 11.17     $ 13.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            26          23          15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.30     $ 11.04     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           280          14         139
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.16     $ 13.21     $ 12.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           324         341         423
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                      December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           $ 16.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                      160
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           $ 10.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                       98
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           $ 12.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                      506
------------------------------------------------------------------------------------------------------------------------------------


A-7 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.99    $  10.71    $  9.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,815       3,293      3,821
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.49    $  15.31    $ 14.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,461       1,300      1,516
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.44    $  11.24    $ 10.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            528         605         93
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.68    $  10.07    $ 10.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            549         370        139
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.56    $  12.29    $ 10.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            319         438         94
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.87    $  11.77    $ 10.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            140         117         54
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.32    $  12.40    $ 11.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            722         597        444
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.67    $  16.57    $ 15.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,637      13,414     14,341
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.32    $  17.81    $ 16.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,623       8,423      8,724
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  31.62    $  30.57    $ 29.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,791       1,365      1,411
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.93    $   4.97    $  4.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            871         143        137
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.76    $  10.71         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            999         372         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.59    $  11.10         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            315         135         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.17    $  10.94         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            142          12         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.78    $  11.10         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            115          20         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.86    $   9.86    $  9.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,641       1,522      1,269
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.68    $  10.26    $  9.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            339         356        189
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.85    $  17.38    $ 14.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,937       3,525      3,854
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.06    $  8.23    $  6.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,211      4,026        993
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.35    $ 12.00    $  9.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,558      1,506        496
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.02    $ 12.84    $  9.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        14,238     13,403      2,875
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.57    $ 12.51    $  9.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,029      8,508      3,161
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 29.20    $ 29.33    $ 29.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,417      1,972      1,554
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  4.47         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            13         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.50    $ 12.48    $  8.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,174      3,847      1,053
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.75     $ 10.54     $ 10.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            77          42          31
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.47     $ 22.21     $ 27.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           147         214         227
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.35          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             2          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.28     $ 10.98          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            37           9          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 29.51     $ 28.84     $ 27.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           256         266         360
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.07     $ 10.99     $ 11.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            23          18          18
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years ending
                                                                                                     December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                         $ 16.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    176
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                         $ 26.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    329
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                         $  9.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                     18
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-8

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.99    $  16.98    $  17.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,687          96          88
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.86    $  10.76          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            775         237          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.32    $   6.33    $   5.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            498         473         215
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.51    $  11.95    $  10.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            559         811         393
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.83    $  19.12    $  14.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,820       4,088       4,095
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.17    $  13.37    $  12.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            936         320         133
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.29          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,897          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 67.76    $  61.57    $  59.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            185         238         264
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.17    $  11.59    $  11.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,376      10,117      11,139
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.11    $  12.18    $  11.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,899       3,342       3,665
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 34.12    $  33.49    $  30.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,358       3,901       4,366
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.96    $  17.07    $  13.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,283       3,610       3,367
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.89    $  12.42    $  11.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,196       2,469       2,709
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.67    $   9.71    $   9.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,987       4,513       5,006
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.81    $  14.47    $  12.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,869       5,608       6,137
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.18    $  11.01    $  10.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,331       6,249       7,050
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.87    $  14.03    $  12.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,059       4,691       5,098
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.12    $   8.90    $   8.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            884         680         554
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2004        2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.42         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             19         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.21         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.76    $  8.81    $  5.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,531     27,090        737
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  55.46    $ 50.07    $ 36.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            269        265        161
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.24    $ 10.96    $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,384     12,153      4,285
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.09    $ 10.01    $  7.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,994      3,394        929
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  30.28    $ 28.20    $ 23.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,900      4,511        903
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.09    $ 10.38    $  7.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,660      3,008        923
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.50    $  9.69    $  7.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,980      2,952      1,004
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.24    $  8.77    $  6.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,362      5,953      2,130
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.60    $ 10.26    $  7.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,199      5,210      1,722
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.50    $  8.60    $  6.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,108      7,657      2,602
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.67    $ 10.25    $  7.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,827      5,443      1,889
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.70         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             19         --         --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.15    $  6.56     $ 11.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            43         55          52
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 52.44    $ 70.94     $ 82.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           153        185         213
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 24.29    $ 24.42     $ 27.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           221        260         329
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                 December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $  5.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 70.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                 266
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 28.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                 422
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                  --
------------------------------------------------------------------------------------------------------------------------------------


A-9 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                      December 31,
                                                                                ----------------------------------------------------
                                                                                               2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.76     $ 19.94     $ 17.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,608       6,898       7,963
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.47     $ 10.68     $ 10.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,575       2,567       2,975
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                               2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.80     $ 14.55     $ 10.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,796       8,124       2,322
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.16     $  8.83     $  5.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,498       1,530         306
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.57     $ 10.81     $ 9.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            111          41         20
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                      December 31,
                                                                                ----------------------------------------------------
                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                           $ 9.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                      26
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                      --
------------------------------------------------------------------------------------------------------------------------------------



                                Appendix I: Condensed financial information A-10

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


This information is provided for historical purposes only. This contract is no longer available to new purchasers.

Trustees who are considering the purchase of an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base;

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract; and

o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, the payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2008 to a fixed maturity option with a maturity date of February 15, 2016 (eight years later) at a hypothetical rate to maturity of 7.00% ("h" in the calculations below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2012(a).





------------------------------------------------------------------------------------------------------
                                                                                Hypothetical assumed
                                                                                  rate to maturity
                                                                              ("j" in the calculations
                                                                                       below)
                                                                                 February 15, 2012
                                                                             -------------------------
                                                                                 5.00%        9.00%
------------------------------------------------------------------------------------------------------
 As of February 15, 2012 before withdrawal
------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                  $141,389     $121,737
------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                   $131,104     $131,104
------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                         $ 10,285     $ (9,367)
------------------------------------------------------------------------------------------------------
On February 15, 2012 after $50,000 withdrawal
------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal:
    (3) x [$50,000/(1)]                                                        $  3,637     $ (3,847)
------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)    $ 46,363     $ 53,847
------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                      $ 91,389     $ 71,737
------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                           $ 84,741     $ 77,257
------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                          $111,099     $101,287
------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:


 (a)      Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)      Market adjusted amount is based on the following calculation:

           Maturity value                                $171,882
          ________________             =            ________________               where j is either 5% or 9%
                                                      (1+j)(1,461/365)
           (1+j)(D/365)

 (c)      Fixed maturity amount is based on the following calculation:

           Maturity value                                $171,882
          ________________             =           __________________
           (1+h)(D/365)                            (1+0.07)(1,461/365)

 (d)      Maturity value is based on the following calculation:

            Fixed maturity amount x (1+h)(D/365) = ($84,741 or $77,257) x (1+0.07)(1,461/365)



                               Appendix III: Market value adjustment example C-1

Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.


The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options or the Special 10 year fixed maturity option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:





--------------------------------------------------------------------------------------
  End of
 contract                          6% Roll-Up to age 85      Annual Ratchet to age 85
   year        Account value          benefit base(1)              benefit base
--------------------------------------------------------------------------------------
     1           $105,000             $  106,000(1)               $  105,000(3)
--------------------------------------------------------------------------------------
     2           $115,500             $  112,360(2)               $  115,500(3)
--------------------------------------------------------------------------------------
     3           $129,360             $  119,102(2)               $  129,360(3)
--------------------------------------------------------------------------------------
     4           $103,488             $  126,248(1)               $  129,360(4)
--------------------------------------------------------------------------------------
     5           $113,837             $  133,823(1)               $  129,360(4)
--------------------------------------------------------------------------------------
     6           $127,497             $  141,852(1)               $  129,360(4)
--------------------------------------------------------------------------------------
     7           $127,497             $  150,363(1)               $  129,360(4)
--------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


6% ROLL-UP TO AGE 85


(1) At the end of contract years 1 and 4 through 7, the 6% Roll-Up to age 85 enhanced death benefit is greater than the current account value.

(2) At the end of contract years 2 and 3, the 6% Roll-Up to age 85 enhanced death benefit is equal to the current account value.


ANNUAL RATCHET TO AGE 85

(3) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(4) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown is the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.



D-1 Appendix IV: Enhanced death benefit example

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" Guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.48)% and 3.52% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 Annual Ratchet to age 85" Guaranteed minimum death benefit charge, the Protection Plus(SM) benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


                                      Appendix V: Hypothetical illustrations E-1

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit
  Protection Plus(SM)
  Guaranteed minimum income benefit



                                                          Greater of 6%
                                                             Roll-Up
                                                        to age 85 or the
                                                             Annual                                     Lifetime Annual
                                                        Ratchet to age 85                      Guaranteed Minimum Income Benefit
                                                           Guaranteed     Total Death Benefit  ----------------------------------
                                                          Minimum Death     with Protection      Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit           Plus(SM)            Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     100,000  100,000    93,000    93,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
 61        2      95,854  101,833    88,854    94,833   106,000  106,000    108,400  108,400     N/A      N/A      N/A      N/A
 62        3      91,745  103,644    85,745    97,644   112,360  112,360    117,304  117,304     N/A      N/A      N/A      N/A
 63        4      87,668  105,428    81,668    99,428   119,102  119,102    126,742  126,742     N/A      N/A      N/A      N/A
 64        5      83,616  107,179    78,616   102,179   126,248  126,248    136,747  136,747     N/A      N/A      N/A      N/A
 65        6      79,584  108,890    76,584   105,890   133,823  133,823    147,352  147,352     N/A      N/A      N/A      N/A
 66        7      75,566  110,556    74,566   109,556   141,852  141,852    158,593  158,593     N/A      N/A      N/A      N/A
 67        8      71,554  112,167    71,554   112,167   150,363  150,363    170,508  170,508     N/A      N/A      N/A      N/A
 68        9      67,543  113,717    67,543   113,717   159,385  159,385    183,139  183,139     N/A      N/A      N/A      N/A
 69       10      63,526  115,195    63,526   115,195   168,948  168,948    196,527  196,527     N/A      N/A      N/A      N/A
 74       15      43,060  121,176    43,060   121,176   226,090  226,090    276,527  276,527   14,266   14,266   14,266   14,266
 79       20      21,163  123,632    21,163   123,632   302,560  302,560    383,584  383,584   20,393   20,393   20,393   20,393
 84       25           0  120,439         0   120,439         0  404,893          0  493,179   34,821   34,821   34,821   34,821
 89       30           0  123,819         0   123,819         0  429,187          0  517,472     N/A      N/A      N/A      N/A
 94       35           0  130,928         0   130,928         0  429,187          0  517,472     N/A      N/A      N/A      N/A
 95       36           0  132,487         0   132,487         0  429,187          0  517,472     N/A      N/A      N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



E-2 Appendix V: Hypothetical illustrations

Appendix VI: Guaranteed principal benefit example

--------------------------------------------------------------------------------


For purposes of these examples, we assume that there is an initial contribution of $100,000, made to the contract on February 15, 2008. We also assume that no additional contributions, no transfers among options and no withdrawals from the contract are made. For GPB Option 1, the example also assumes that a 10 year fixed maturity option is chosen. The hypothetical gross rates of return with respect to amounts allocated to the variable investment options are 0%, 6% and 10%. The numbers below reflect the deduction of all applicable separate account and contract charges and also reflect the charge for GPB Option 2. Also, for any given performance of your variable investment options, GPB Option 1 produces higher account values than GPB Option 2 unless investment performance has been significantly positive. The examples should not be considered a representation of past or future expenses. Similarly, the annual rates of return assumed in the example are not an estimate or guarantee of future investment performance. GPB Options 1 and 2 were only available at issue. The dates in the example are provided for illustrative purposes only.




---------------------------------------------------------------------------------------------------------
                                                                                          Assuming 100%
                                                                                           in variable
                                                      Assuming    Under GPB   Under GPB     investment
                                                    100% in FMO    Option 1    Option 2      options
---------------------------------------------------------------------------------------------------------
Amount allocated to FMO on February 15, 2008
based upon a 4.01% rate to maturity                   100,000       67,470      40,000          --
---------------------------------------------------------------------------------------------------------
Initial account value allocated to the variable
investment options on February 15, 2008                  0          32,530      60,000       100,000
---------------------------------------------------------------------------------------------------------
Account value in the fixed maturity option on Feb-
ruary 15, 2018                                        148,215      100,000      59,286          0
---------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 15, 2018 , assuming a 0% gross rate of
return)                                               148,215      125,306    101,468**       77,792
---------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 15, 2018 , assuming a 6% gross rate of
return)                                               148,215      145,976    137,102**      141,333
---------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 15, 2018 , assuming a 10% gross rate of
return)                                               148,215      167,170    173,746**      206,487
---------------------------------------------------------------------------------------------------------



** Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.



                           Appendix VI: Guaranteed principal benefit example F-1

Appendix VII: Protection Plus(SM) example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes Protection Plus for an annuitant age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. If you purchased your contract after approximately September 2003, the example shown in the second and third columns apply. For all other contract owners, the example in the last two columns apply. The calculation is as follows:


    ----------------------------------------------------------------------------
A   Initial Contribution
    ----------------------------------------------------------------------------
B   Death Benefit: prior to withdrawal.*
    ----------------------------------------------------------------------------
    Protection Plus Earnings: Death Benefit less net
C   contributions (prior to the withdrawal in D).
    B minus A.
    ----------------------------------------------------------------------------
D   Withdrawal
    ----------------------------------------------------------------------------
    Withdrawal % as a % of AV (assuming Death
E   Benefit = AV)
    greater of D divided by B
    ----------------------------------------------------------------------------
    Excess of the withdrawal over the Protection Plus
F   earnings
    greater of D minus C or zero
    ----------------------------------------------------------------------------
    Net Contributions (adjusted for the withdrawal in D)
G   A reduced for E or F
    ----------------------------------------------------------------------------
    Death Benefit (adjusted for the withdrawal in D)
H   B minus D
    ----------------------------------------------------------------------------
    Death Benefit less Net Contributions
I   H minus G
    ----------------------------------------------------------------------------
J   Protection Plus Factor
    ----------------------------------------------------------------------------
    Protection Plus Benefit
K   I times J
    ----------------------------------------------------------------------------
    Death Benefit: Including Protection Plus
L   H plus K
    ----------------------------------------------------------------------------

                                                  $3000            $6000
                                               withdrawal -      withdrawal -
        No           $3000          $6000        Pro rata         Pro rata
    withdrawal     withdrawal     withdrawal    Treatment         Treatment
    ----------------------------------------------------------------------------
A   100,000          100,000        100,000      100,000           100,000
    ----------------------------------------------------------------------------
B   104,000          104,000        104,000      104,000           104,000
    ----------------------------------------------------------------------------
C     4,000           4,000          4,000            N/A               N/A
    ----------------------------------------------------------------------------
D         0           3,000          6,000         3,000            6,000
    ----------------------------------------------------------------------------
E      0.00%           N/A            N/A           2.88%            5.77%
    ----------------------------------------------------------------------------
F         0             0            2,000            N/A               N/A
    ----------------------------------------------------------------------------
G   100,000          100,000        98,000        97,115           94,231
    ----------------------------------------------------------------------------
H   104,000          101,000        98,000       101,000           98,000
    ----------------------------------------------------------------------------
I     4,000           1,000            0           3,885            3,769
    ----------------------------------------------------------------------------
J        40%           40%            40%             40%              40%
    ----------------------------------------------------------------------------
K     1,600            400             0           1,554            1,508
    ----------------------------------------------------------------------------
L   105,600          101,400        98,000       102,554           99,508
    ----------------------------------------------------------------------------


* The Death Benefit is the greater of the Account Value or any applicable death benefit.


G-1 Appendix VII: Protection Plus(SM) example

Appendix VIII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------


Certain information is provided for historical purpose only. This contract is no longer available to new purchasers.

The following information is a summary of the states where the Accumulator(R) contract or certain features and/or benefits are either not available or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also the "Contract Variations" appendix later in this Prospectus for information about the availability of certain features and their charges, if applicable, under your contract.


STATES WHERE CERTAIN ACCUMULATOR(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:




------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                     Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to      If you reside in the state of California and you are age
                cancel within a certain number of days"                   60 and older at the time the contract is issued, you may
                                                                          return your vari- able annuity contract within 30 days
                                                                          from the date that you receive it and receive a refund
                                                                          as described below.

                                                                          If you allocate your entire initial contribution to the
                                                                          money market account (and/or guaranteed interest option,
                                                                          if available), the amount of your refund will be equal
                                                                          to your contribution less interest, unless you make a
                                                                          transfer, in which case the amount of your refund will
                                                                          be equal to your account value on the date we receive
                                                                          your request to cancel at our processing office. This
                                                                          amount could be less than your initial contribution. If
                                                                          you allocate any portion of your initial contribution to
                                                                          the variable investment options (other than the money
                                                                          market account) and/or fixed maturity options, your
                                                                          refund will be equal to your account value on the date
                                                                          we receive your request to cancel at our processing
                                                                          office.
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA         See "Transfer of ownership, collateral assignments,       The second paragraph in this section is deleted.
                loans and borrowing" in "More information"

------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS        See "Selecting an annuity payout option" under "Your      Annuity payments may be elected twelve months from the
                annuity payout options" in "Accessing your money"          contract date.
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND        Fixed maturity options                                    Not Available

                Guaranteed principal benefit option1 and Guaranteed       Not Available
                principal benefit option 2
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Automatic investment program                              Not Available

                Annual administrative charge                              The annual administrative charge will not be deducted
                                                                          from amounts allocated to the Guaranteed interest
                                                                          option.

                See "How you can purchase and contribute to your          Additional contributions are limited to the first three
                contract" in "Contract features and benefits"             years after the contract issue date only.

                See "Disability, terminal illness, or confinement to      This section is deleted in its entirety.
                nursing home" under "Withdrawal charge" in
                "Charges and expenses"
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA       See "Principal Protector(SM)" in "Contract features and   Principal Protector(SM) is discontinued if the Beneficiary
                benefits" and "Beneficiary continuation option" in        continuation option is elected.
                "Payment of death benefit"
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-1

------------------------------------------------------------------------------------------------------------------------------------
State      Features and Benefits                                    Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK   Greater of the 6% Roll-Up or Annual Ratchet              Not Available (you have a choice of the standard death benefit
           Guaranteed minimum death benefit                         or the Annual Ratchet to age 85 guaranteed minimum death
                                                                    benefit), as described earlier in this Prospectus.

           Guaranteed minimum death benefit/guaranteed              Not Available
           minimum income benefit roll-up benefit base reset

           Principal Protector(SM)                                  Not Available

           Protection Plus(SM)                                      Not Available

           See "Contract features and benefits" -- "Self directed   No more than 25% of any contribution may be allocated to the
           allocation" (for contracts issued from approximately     guaranteed interest option.
           February 2004 to present).

           See "Insufficient account value" in "Determining your    If your account value in the variable investment options and
           contract's value"                                        the fixed maturity options is insufficient to pay the annual administrative charge, or either enhanced death benefit charge and/or the guaranteed minimum income benefit charge, and you have no account value in the guaranteed interest option, your contract will terminate without value, and you will lose any applicable benefits. See "Charges and expenses" earlier in this Prospectus.

           See "Transferring your account value" in "Transferring   The following information is added as the sixth and seventh
           your money among investment options" (for contracts      bullets in this section:
           issued from approximately February 2004 to present).     o In all contract years, a transfer into the guaranteed
                                                                      interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the
                                                                      annuity account value as of the previous business day.

           See "Rebalancing your account value" in "Transferring    Under Option II, transfers into the Guaranteed interest option
           your money among investment options" (for contracts      are not permitted if they violate the transfer rules.
           issued from approximately February 2004 to present).

           See "The amount applied to purchase an annuity           For fixed annuity period certain payout options only, the amount
           payout option" in "Accessing your money"                 applied to the annuity benefit is the greater of the cash
                                                                    value or 95% of what the account value would be if no withdrawal charge applied.

           See "Annuity maturity date" in "Accessing your           The maturity date by which you must take a lump sum withdrawal
           money"                                                   or select an annuity payout option is as follows:

                                                                                Maximum
                                                                    Issue age   Annuitization age
                                                                    ---------   -----------------
                                                                    0-80        90
                                                                    81          91
                                                                    82          92
                                                                    83          93
                                                                    84          94
                                                                    85          95
                                                                    Please see this section earlier
                                                                    in this Prospectus for more
                                                                    information.
------------------------------------------------------------------------------------------------------------------------------------


H-2 Appendix VIII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State       Features and Benefits                          Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK,   See "Charges and expenses"                     With regard to the Annual administrative, Annual Ratchet to age
CONTINUED                                                  85 death benefit, Guaranteed principal benefit option 2 and
                                                           Guaranteed minimum income benefit charges, respectively, we will deduct the related charge, as follows for each: we will deduct the charge from your value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a
                                                           portion of the charge from the account for special dollar cost averaging (not available if the Guaranteed principal benefit option is elected). If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special
                                                           10 year fixed maturity option).

                                                           Deductions from the fixed maturity options (including the Special
                                                           10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.

                                                           With regard to the Annual administrative, either enhanced death benefit and the Guaranteed minimum income benefit charges
                                                           only, if your account value in the variable investment options and the fixed maturity options is insufficient to pay the applicable charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value"
                                                           earlier in this Prospectus.

            Fixed maturity options -- withdrawal charges   The withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7% and will be determined by applying the New York Alternate Scale I shown below. If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New
                                                           York Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.

                                                           The withdrawal charge may not exceed the withdrawal charge that would normally apply to the contract. If a contribution has been in the contract for more than 7 years and therefore would have no withdrawal charge, no withdrawal charge will apply. Use of a New York Alternate Scale can only result in a lower charge.
                                                           We will compare the result of applying Alternate Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower withdrawal charge.

                                                           -------------------------------------------------------------------------
                                                           NY Alternate Scale I          NY Alternate Scale II
                                                           Year of investment in fixed   Year of transfer within fixed
                                                           maturity option*              maturity option*
                                                           -------------------------------------------------------------------------
                                                           Within year 1           7%    Within year 1           5%
                                                           -------------------------------------------------------------------------
                                                             2                     6%    2                       4%
                                                           -------------------------------------------------------------------------
                                                             3                     5%    3                       3%
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-3

------------------------------------------------------------------------------------------------------------------------------------
State       Features and Benefits                                  Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK,                                                          NY Alternate Scale I          NY Alternate Scale II
CONTINUED                                                          Year of investment in fixed   Year of transfer within fixed
                                                                   maturity option*              maturity option*
                                                                   -----------------------------------------------------------------
                                                                     4                     4%    4                          2%
                                                                   -----------------------------------------------------------------
                                                                     5                     3%    5                          1%
                                                                   -----------------------------------------------------------------
                                                                     6                     2%    After year 5               0
                                                                   -----------------------------------------------------------------
                                                                     7                     1%
                                                                   -----------------------------------------------------------------
                                                                   After year 7            0%    Not to exceed 1% times the
                                                                                                 number of years remaining in
                                                                                                 the fixed maturity option,
                                                                                                 rounded to the higher number
                                                                                                 of years. In other words, if 4.3
                                                                                                 years remain, it would be a 5%
                                                                                                 charge.
                                                                   -----------------------------------------------------------------
                                                                   *   Measured from the contract date anniversary prior to the
                                                                       date of the contribution or transfer

                                                                   If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

                                                                   You should consider that on the maturity date of a fixed
                                                                   maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your
                                                                   maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money
                                                                   Market option.

                                                                   The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower "free withdrawal amount" than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.
------------------------------------------------------------------------------------------------------------------------------------
OREGON      Guaranteed minimum death benefit/guaranteed minimum    Not Available
            income benefit roll-up benefit base reset

            Guaranteed minimum income benefit no lapse             Not Available
            guarantee

            Fixed maturity options                                 Not Available

            Guaranteed principal benefit option 1 and Guaranteed   Not Available
            principal benefit option 2

            Flexible Premium IRA and                               Not Available
            Flexible Premium Roth IRA

            See "How you can purchase and contribute to your       o Subsequent contributions are not permitted. This is a single
            contract" in "Contract features and benefits"            premium product.

                                                                   o Section 1035 exchanges, rollovers, multiple assignments
                                                                     and/or transfers are permitted provided that all documenta-
                                                                     tion is complete and received with the application.
------------------------------------------------------------------------------------------------------------------------------------


H-4 Appendix VIII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State          Features and Benefits                               Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
OREGON,        See "Lifetime required minimum distribution         We generally will not impose a withdrawal charge on minimum
CONTINUED      withdrawals" in "Accessing your money"              distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum
                                                                   withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free
                                                                   withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based
                                                                   solely on your contract's account value.


               See "Selecting an annuity payout option" in         The annuity commencement date may not be earlier than seven
               "Accessing your money"                              years from the contract issue date.

               See "Disability, terminal illness, or confinement   Item (i) is deleted in its entirety.
               to nursing home" under "Withdrawal charge" in
               "Charges and expenses"

               Automatic Investment Program                        Not Available

               See "Special dollar cost averaging program" in      The special dollar cost averaging
               "Contract Features and Benefits"                    program may only be selected
                                                                   at the time of application.
               See "We require that the following types of         The following is added:
               communications be on specific forms we provide for    (20) requests for required minimum distributions, other than
               that purpose:" in "Who is AXA Equitable?"                  pursuant to our automatic RMD service.

------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA   Contributions                                       Your contract refers to contributions as premiums.

               Contribution age limitations                        The following contribution limits
                                                                   apply:

                                                                                  Maximum
                                                                   Issue age      Contribution age
                                                                   ---------      ----------------
                                                                   0-75           79
                                                                   76             80
                                                                   77             81
                                                                   78-80          82
                                                                   81-83          84
                                                                   84             85
                                                                   85             86

               Special dollar cost averaging program               In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

               Withdrawal charge schedule for issue ages 84        For annuitants that are ages 84 and 85 when the contract is
               and 85                                              issued in Pennsylvania, the withdrawal charge will be computed in the same manner as for other contracts as described in
                                                                   "Charges and expenses" under "Withdrawal charge" earlier in this Prospectus, except that the withdrawal charge schedule will be different. For these contracts, the withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each subsequent contract year to 0% in the sixth and later contract years.
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-5

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                   Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA,   See "Annuity maturity date" in "Accessing your          The maturity date by which you must take a lump sum
CONTINUED       money"                                                  withdrawal or select an annuity payout option is as follows:

                                                                                    Maximum
                                                                        Issue age   annuitization age
                                                                        ---------   -----------------
                                                                        0-75        85
                                                                        76          86
                                                                        77          87
                                                                        78-80       88
                                                                        81-85       90

                Loans under Rollover TSA contracts                      Taking a loan in excess of the Internal Revenue Code
                                                                        limits may result in adverse tax consequences. Please
                                                                        consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     IRA, Roth IRA, Inherited IRA, QP and Rollover TSA       Not Available
                contracts

                Beneficiary continuation option (IRA)                   Not Available

                Tax Information -- Special rules for NQ contracts       Income from NQ contracts we issue is U.S. source. A Puerto
                                                                        Rico resident is subject to U.S. taxation on such U.S.
                                                                        source income. Only Puerto Rico source income of Puerto
                                                                        Rico residents is excludable from U.S. taxation. Income
                                                                        from NQ contracts is also subject to Puerto Rico tax. The
                                                                        calculation of the taxable portion of amounts distributed
                                                                        from a contract may differ in the two jurisdictions.
                                                                        Therefore, you might have to file both U.S. and Puerto
                                                                        Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally
                                                                        provides a credit against Puerto Rico tax for U.S. tax
                                                                        paid. Depending on your personal situation and the timing
                                                                        of the different tax liabilities, you may not be able to
                                                                        take full advantage of this credit.
------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Annual administrative charge" in "Charges and      The annual administrative charge will not be deducted from
                expenses"                                               amounts allocated to the Guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
UTAH            See "Transfers of ownership, collateral assignments,    The second paragraph in this section is deleted.
                loans and borrowing" in "More information"
------------------------------------------------------------------------------------------------------------------------------------
VERMONT         Loans under Rollover TSA contracts                      Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult
                                                                        your tax adviser before taking a loan that exceeds the
                                                                        Internal Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Guaranteed interest option (for contracts issued from   Not Available
                approximately December 2004-December 2006)

                Investment simplifier -- Fixed-dollar option and        Not Available
                Interest sweep option

                Fixed maturity options                                  Not Available

                Guaranteed Principal Benefit Options 1 and 2            Not Available

                Income Manager(R) payout option                         Not Available

                Protection Plus(SM)                                     Not Available
------------------------------------------------------------------------------------------------------------------------------------


H-6 Appendix VIII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State         Features and Benefits                                  Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON,   Special dollar cost averaging program (for contracts   o Available only at issue.
CONTINUED     issued from approximately December 2004-December       o Subsequent contributions cannot be used to elect new
              2006)                                                    programs. You may make subsequent contributions to the
                                                                       initial programs while they are still running.

              See "Guaranteed minimum death benefit" in              You have a choice of the standard death benefit, the Annual
              "Contract features and benefits"                       Ratchet to age 85 enhanced death benefit, or the Greater of 4%
                                                                     Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit.

              See "Annual administrative charge" in "Charges and     The annual administrative charge will be deducted from the
              expenses"                                              value in the variable investment options on a pro rata basis.

              See "Withdrawal charge" in "Charges and expenses"      The 10% free withdrawal amount applies to full surrenders.

              See "Disability, terminal illness, or confinement to   The annuitant has qualified to receive Social Security
              nursing home" under "Withdrawal charge" in             disability benefits as certified by the Social Security
              "Charges and expenses"                                 Administration or a statement from an independent U.S. licensed physician stating that the annuitant meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every
                                                                     12 months.
------------------------------------------------------------------------------------------------------------------------------------



                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-7

Appendix IX: Contract variations

--------------------------------------------------------------------------------


The contract described in this Prospectus is no longer sold. You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.


In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VIII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.


------------------------------------------------------------------------------------------------------------------------------------
Approximate Time Period       Feature/Benefit                              Variation
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - November 2002    Inherited IRA beneficiary Continuation       Unavailable -- accordingly, all references in
                              contract                                     this Prospectus to "Inherited IRA beneficiary
                                                                           Continuation contract" are deleted in their
                                                                           entirety.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - February 2003    Guaranteed minimum income benefit            The fee for this benefit was 0.45%.

                              Annual Ratchet to age 85                     The fee for this benefit was 0.20%.

                              6% Roll-Up to age 85                         The fee for this benefit was 0.35%.

                              The Greater of 6% Roll-Up to age 85 of the   The fee for this benefit was 0.45%.
                              Annual Ratchet to age 85
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - September 2003   The guaranteed principal benefits            GPB 2 -- unavailable

                                                                           GPB 1 known as Principal assurance.

                                                                           GPB 1 available with both systematic and
                                                                           substantially equal withdrawals.

                                                                           GPB 1 available with the Guaranteed minimum
                                                                           income benefit.

                              Spousal protection                           Unavailable -- accordingly, all references in
                                                                           this Prospectus to "Spousal protection" are
                                                                           deleted in their entirety.

                              Maximum contributions                        The maximum contributions permitted under all
                                                                           Accumulator series contracts with the same
                                                                           owner or annuitant is $1,500,000.

                              NQ contract maximum issue age                90

                              Guaranteed minimum death benefit maximum     84 (not including Flexible Premium IRA and QP
                              issue age                                    contracts)

                              Protection Plus                              The maximum issue age for this benefit was
                                                                           79.

                                                                           For issue ages 71-79, the applicable death
                                                                           benefit will be multiplied by 25%.

                                                                           In calculating the death benefit, contributions
                                                                           are decreased for withdrawals on a pro rata
                                                                           basis.
------------------------------------------------------------------------------------------------------------------------------------


I-1 Appendix IX: Contract variations

------------------------------------------------------------------------------------------------------------------------------------
April 2002 - September 2003, continued   Guaranteed option charges

                                         Withdrawals treated as surrenders

                                         Guaranteed minimum income benefit option

                                         Annuitant issue age

                                         Partial withdrawals

                                         Systematic withdrawals
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - July 2004                   Principal Protector(SM) benefit
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - December 2004               Termination of guaranteed benefits

                                         Ownership Transfer of NQ
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - January 2005                No lapse guarantee
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - October 2005                Roll-Up benefit base reset
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - current                     Guaranteed interest option
------------------------------------------------------------------------------------------------------------------------------------
March 2003 - September 2003              Annual Ratchet to age 85

                                         6% Roll-Up to age 85

                                         Guaranteed minimum income benefit
------------------------------------------------------------------------------------------------------------------------------------


April 2002 - September 2003, continued   If the contract is surrendered or annuitized or
                                         the a death benefit is paid on a date other than
                                         the contract date anniversary, we will not
                                         deduct a pro rata portion of the charge for any
                                         applicable guaranteed benefit.

                                         We will not treat a withdrawal that results in a
                                         cash value of less than $500 as a request for a
                                         surrender. We will not terminate your contract
                                         if you do not make contributions for three
                                         contract years.

                                         Subject to state availability, this option
                                         guarantees you a minimum amount of fixed
                                         income under your choice of a life annuity fixed
                                         payout option or an Income Manager level
                                         payment life with a period certain payout
                                         option
                                         Known as the Living Benefit

                                         Ages 86-90. For contracts with an annuitant
                                         who was age 86-90 at issue, the following
                                         apply: (1) standard death benefit only was
                                         available, and (2) no withdrawal charge
                                         applies.

                                         Your free withdrawal amount is 15%.

                                         Your systematic withdrawal may not exceed
                                         1.20% (monthly), 3.60% (quarterly) or 15%
                                         (annually) of account value.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - July 2004                   Unavailable -- accordingly, all references in
                                         this Prospectus to "Principal Protector" are
                                         deleted in their entirety.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - December 2004               Your guaranteed benefits will not automatically
                                         terminate if you change ownership of your NQ
                                         contract.

                                         If you transfer ownership of your NQ contract,
                                         your guaranteed benefit options will not be
                                         automatically terminated.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - January 2005                Unavailable. Accordingly, all references to this
                                         feature are deleted in their entirety.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - October 2005                Unavailable. Accordingly, all references to this
                                         feature are deleted in their entirety.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - current                     Your lifetime minimum interest rate is either
                                         1.5%, 2.25% or 3.0% (depending on the state
                                         and time where your contract was issued).
------------------------------------------------------------------------------------------------------------------------------------
March 2003 - September 2003              The fee for this benefit is 0.30%.

                                         The fee for this benefit is 0.45%.

                                         The fee for this benefit is 0.60%.
------------------------------------------------------------------------------------------------------------------------------------

                                            Appendix IX: Contract variations I-2

September 2003 - January 2004                   Guaranteed minimum income benefit and
                                                Greater of the 6% Roll-Up to age 85 or the
                                                Annual Ratchet to age 85 enhanced death
                                                benefit:

                                                o Benefit base crediting rate

                                                o Fee table

                                                o Effect of withdrawals on your Greater of
                                                  the 5% Roll-Up to age 85 or the Annual
                                                  Ratchet to age 85 enhanced death benefit
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - February 2004 (for the         How withdrawals affect your Guaranteed
Guaranteed minimum income benefit) and          minimum income benefit and Greater of the
January 2004 - February 2005 (for the Greater   6% Roll-Up to age 85 or the Annual Ratchet
of the 6% Roll-Up to age 85 or the Annual       to age 85 enhanced death benefit:
Ratchet to age 85 enhanced death benefit:)
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - present                        6% Roll-Up to age 85 enhanced death benefit
------------------------------------------------------------------------------------------------------------------------------------
January 2004 - present                          Greater of 5% Roll-Up to age 85 or the
                                                Annual Ratchet to age 85 enhanced death
                                                benefit
------------------------------------------------------------------------------------------------------------------------------------


September 2003 - January 2004                   The effective annual interest credited to the
                                                applicable benefit base is 5%.* Accordingly, all
                                                references in this Prospectus to the "6%
                                                Roll-Up benefit base" are deleted in their
                                                entirety and replaced with "5% Roll-Up benefit
                                                base."

                                                Greater of the 5% Roll-Up to age 85 or the
                                                Annual Ratchet to age 85 enhanced death
                                                benefit charge: 0.50%.*

                                                Guaranteed minimum income benefit charge:
                                                0.55%*

                                                Withdrawals will reduce each of the benefit
                                                bases on a pro rata basis only.
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - February 2004 (for the         In calculating whether your withdrawal will
Guaranteed minimum income benefit) and          reduce your the Roll-Up benefit base portion of
January 2004 - February 2005 (for the Greater   your Guaranteed minimum income benefit base
of the 6% Roll-Up to age 85 or the Annual       on a pro rata or dollar-for-dollar basis,
Ratchet to age 85 enhanced death benefit:)      withdrawal charges will be included in the
                                                withdrawal amount.
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - present                        Unavailable -- accordingly all references to
                                                this feature are deleted in their entirety.
------------------------------------------------------------------------------------------------------------------------------------
January 2004 - present                          Unavailable -- accordingly all references to
                                                this feature are deleted in their entirety.
------------------------------------------------------------------------------------------------------------------------------------

* Contract owners who elected the Guaranteed minimum income benefit and/or the Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit had a limited opportunity to change to the new versions of these benefits, as they are described in "Contract features and benefits" and "Accessing your money," earlier in this Prospectus.


I-3 Appendix IX: Contract variations

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page


Who is AXA Equitable?                                                        2

Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         3


HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------

Please send me an Accumulator(R) SAI for SEPARATE ACCOUNT NO. 49 dated May 1, 2008.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip








                       x1888/Core '02/'04, OR, '04(NY), '06/'06.5 and '07 Series

Accumulator(R)

A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2008


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS ACCUMULATOR(R)


Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). All features and benefits may not be available in all contracts and from all selling broker-dealers.



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*            o EQ/Large Cap Growth PLUS(3)
o AXA Conservative Allocation*          o EQ/Legg Mason Value Equity
o AXA Conservative-Plus Allocation*     o EQ/Long Term Bond
o AXA Moderate Allocation*              o EQ/Lord Abbett Growth and Income
o AXA Moderate-Plus Allocation*         o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Common Stock     o EQ/Lord Abbett Mid Cap Value
o EQ/AllianceBernstein Intermediate     o EQ/Marsico Focus
  Government Securities                 o EQ/Mid Cap Value PLUS(4)
o EQ/AllianceBernstein International    o EQ/Money Market
o EQ/AllianceBernstein Large Cap        o EQ/Montag & Caldwell Growth
  Growth                                o EQ/Mutual Shares
o EQ/AllianceBernstein Quality Bond     o EQ/Oppenheimer Global
o EQ/AllianceBernstein Small Cap        o EQ/Oppenheimer Main Street
  Growth                                  Opportunity
o EQ/AllianceBernstein Value            o EQ/Oppenheimer Main Street Small
o EQ/Ariel Appreciation II                Cap
o EQ/AXA Rosenberg Value Long/Short     o EQ/PIMCO Real Return
  Equity                                o EQ/Short Duration Bond
o EQ/BlackRock Basic Value Equity       o EQ/Small Company Index
o EQ/BlackRock International Value      o EQ/T. Rowe Price Growth Stock
o EQ/Boston Advisors Equity Income      o EQ/Templeton Growth
o EQ/Calvert Socially Responsible       o EQ/UBS Growth and Income
o EQ/Capital Guardian Growth            o EQ/Van Kampen Comstock
o EQ/Capital Guardian Research          o EQ/Van Kampen Emerging Markets
o EQ/Caywood-Scholl High Yield Bond       Equity
o EQ/Davis New York Venture             o EQ/Van Kampen Mid Cap Growth
o EQ/Equity 500 Index                   o EQ/Van Kampen Real Estate
o EQ/Evergreen International Bond       o Multimanager Aggressive Equity
o EQ/Evergreen Omega                    o Multimanager Core Bond
o EQ/FI Mid Cap                         o Multimanager Health Care
o EQ/Franklin Income                    o Multimanager High Yield
o EQ/Franklin Small Cap Value           o Multimanager International Equity
o EQ/Franklin Templeton Founding        o Multimanager Large Cap Core Equity
  Strategy                              o Multimanager Large Cap Growth
o EQ/GAMCO Mergers and Acquisitions     o Multimanager Large Cap Value
o EQ/GAMCO Small Company Value          o Multimanager Mid Cap Growth
o EQ/International Core PLUS(1)         o Multimanager Mid Cap Value
o EQ/International Growth               o Multimanager Small Cap Growth
o EQ/JPMorgan Core Bond                 o Multimanager Small Cap Value
o EQ/JPMorgan Value Opportunities       o Multimanager Technology
o EQ/Large Cap Core PLUS(2)
--------------------------------------------------------------------------------


*     The "AXA Allocation" portfolios.
(1)   Formerly named "MarketPLUS International Core."
(2)   Formerly named "MarketPLUS Large Cap Core."
(3)   Formerly named "MarketPLUS Large Cap Growth."
(4)   Formerly named "MarketPLUS Mid Cap Value."


You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging, which are discussed later in this Prospectus. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and certain permitted variable investment option(s). The permitted variable investment options are described later in this Prospectus.


TYPES OF CONTRACTS. We offer the contracts for use as:

o     A nonqualified annuity ("NQ") for after-tax contributions only.

o     An individual retirement annuity ("IRA"), either traditional IRA or Roth
      IRA.

      We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."


o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer contributions only).

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (rollover and direct transfer contributions only; employer or plan approval required).

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA and Flexible Premium Roth IRA contracts, we require a contribution of $2,000 to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2008, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.




The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                       X01874/Core '04 NY Series
                                                                        (R-4/15)

Contents of this Prospectus

--------------------------------------------------------------------------------
ACCUMULATOR(R)
--------------------------------------------------------------------------------

Index of key words and phrases                                                 4
Who is AXA Equitable?                                                          6
How to reach us                                                                7
Accumulator(R) at a glance -- key features                                     9

--------------------------------------------------------------------------------
FEE TABLE                                                                     12
--------------------------------------------------------------------------------
Example                                                                       16

Condensed financial information                                               19



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                             20
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                          20
Owner and annuitant requirements                                              26
How you can make your contributions                                           26
What are your investment options under the contract?                          27
Portfolios of the Trusts                                                      28
Allocating your contributions                                                 34
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                   37
Annuity purchase factors                                                      38
Guaranteed minimum income benefit option                                      38

Guaranteed minimum death benefit                                              40
Guaranteed withdrawal benefit for life ("GWBL")                               41

Inherited IRA beneficiary continuation contract                               45
Your right to cancel within a certain number of days                          45



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                          47
--------------------------------------------------------------------------------
Your account value and cash value                                             47
Your contract's value in the variable investment options                      47
Your contract's value in the guaranteed interest option                       47
Your contract's value in the fixed maturity options                           47
Your contract's value in the account for special dollar
     cost averaging                                                           47
Insufficient account value                                                    47



----------
"We," "our," and "us" refer to AXA Equitable.


When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts.


2  Contents of this Prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                           48
--------------------------------------------------------------------------------
Transferring your account value                                               48
Disruptive transfer activity                                                  48
Rebalancing your account value                                                49



--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                       51
--------------------------------------------------------------------------------
Withdrawing your account value                                                51
How withdrawals are taken from your account value                             53
How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income
   benefit, Guaranteed minimum death benefit and
   Guaranteed principal benefit option 2                                      53

How withdrawals affect your GWBL                                              54

Withdrawals treated as surrenders                                             54
Loans under Rollover TSA contracts                                            54
Surrendering your contract to receive its cash value                          55
When to expect payments                                                       55
Your annuity payout options                                                   55



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                       58
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                            58
Charges that the Trusts deduct                                                61
Group or sponsored arrangements                                               61
Other distribution arrangements                                               61



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                   62
--------------------------------------------------------------------------------

Your beneficiary and payment of benefit if GWBL is not elected                62
Your beneficiary and payment of benefit if GWBL is elected                    64

Beneficiary continuation option                                               65



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                            68
--------------------------------------------------------------------------------
Overview                                                                      68
Buying a contract to fund a retirement arrangement                            68
Transfers among investment options                                            68
Taxation of nonqualified annuities                                            68
Individual retirement arrangements (IRAs)                                     70
Tax-sheltered annuity contracts (TSAs)                                        79
Federal and state income tax withholding and
     information reporting                                                    84
Special rules for contracts funding qualified plans                           85
Impact of taxes to AXA Equitable                                              85



--------------------------------------------------------------------------------
8. MORE INFORMATION                                                           86
--------------------------------------------------------------------------------
About Separate Account No. 49                                                 86
About the Trusts                                                              86
About our fixed maturity options                                              86
About the general account                                                     87
About other methods of payment                                                88
Dates and prices at which contract events occur                               88
About your voting rights                                                      89
About legal proceedings                                                       89
Financial statements                                                          89
Transfers of ownership, collateral assignments, loans
     and borrowing                                                            90
Distribution of the contracts                                                 90



--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                             92
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
   I -- Condensed financial information                                      A-1

  II -- Purchase considerations for QP contracts                             B-1
 III -- Market value adjustment example                                      C-1

  IV -- Annual Ratchet to age 85 enhanced death benefit
        example                                                              D-1

   V -- Hypothetical illustrations                                           E-1

  VI -- Guaranteed principal benefit example                                 F-1



--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this Prospectus.



                                                                    Page
   6% Roll-Up to age 85                                               37
   account for special dollar cost averaging                          34
   account value                                                      47
   administrative charge                                              58
   annual administrative charge                                       59
   Annual Ratchet to age 85 enhanced death benefit                    37
   annuitant                                                          20
   annuitization                                                      55
   annuity maturity date                                              57
   annuity payout options                                             55
   annuity purchase factors                                           38
   automatic investment program                                       88
   AXA Allocation Portfolios                                       cover
   beneficiary if GWBL is elected                                     64
   beneficiary if GWBL is not elected                                 62
   Beneficiary continuation option ("BCO")                            65
   business day                                                       88
   cash value                                                         47
   charges for state premium and other applicable taxes               61
   contract date                                                      26
   contract date anniversary                                          26
   contract year                                                      26
   contributions to Roth IRAs                                         76
      regular contributions                                           76
      rollovers and transfers                                         77
      conversion rollover contributions                               77
   contributions to traditional IRAs                                  71
      regular contributions                                           71
      rollovers and transfers                                         72
   disability, terminal illness or confinement to nursing home        60
   disruptive transfer activity                                       48
   distribution charge                                                58
   ERISA                                                              61
   EQAccess                                                            7
   Fixed-dollar option                                                36
   fixed maturity options                                             33
   fixed maturity options - withdrawal charges                        59
   Flexible Premium IRA                                            cover
   Flexible Premium Roth IRA                                       cover
   free look                                                          45
   free withdrawal amount                                             60
   general account                                                    87
   General dollar cost averaging                                      36
   guaranteed interest option                                         33
   Guaranteed minimum death benefit                                   40
   Guaranteed minimum death benefit charge                            60
   Guaranteed minimum death benefit and Guaranteed
      minimum income benefit base                                     37
   Guaranteed minimum income benefit                                  38
   Guaranteed minimum income benefit charge                           60
   Guaranteed principal benefits                                      34
   Guaranteed withdrawal benefit for life charge                      61
   Guaranteed withdrawal benefit for life ("GWBL")                    41
   GWBL benefit base                                                  42
   GWBL benefit base Annual Ratchet charge                            61
   Inherited IRA                                                   cover
   Investment simplifier                                              36
   investment options                                               cover
   IRS                                                                68
   lifetime required minimum distribution withdrawals                 52
   loan reserve account                                               54
   loans under Rollover TSA                                           54
   market adjusted amount                                             33
   market timing                                                      48
   market value adjustment                                            33
   maturity dates                                                     33
   maturity value                                                     33
   Mortality and expense risks charge                                 58
   NQ                                                              cover
   partial withdrawals                                                51
   permitted variable investment options                              27
   Portfolio                                                       cover
   processing office                                                   7
   QP                                                              cover
   rate to maturity                                                   33
   Rebalancing                                                        49
   Rollover IRA                                                    cover
   Rollover TSA                                                    cover
   Roth Conversion IRA                                             cover
   Roth IRA                                                        cover
   SAI                                                             cover
   SEC                                                             cover
   self-directed allocation                                           34
   Separate Account No. 49                                            86
   special dollar cost averaging                                      36
   Spousal protection                                                 63
   standard death benefit                                             37
   substantially equal withdrawals                                    52
   Successor owner and annuitant                                      63
   systematic withdrawals                                             52
   TOPS                                                                7
   traditional IRA                                                 cover
   Trusts                                                             86
   TSA                                                             cover
   unit                                                               47
   variable investment options                                        27
   wire transmittals and electronic applications                      88
   withdrawal charge                                                  59




4  Index of key words and phrases

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



--------------------------------------------------------------------------------
Prospectus                               Contract or Supplemental Materials
--------------------------------------------------------------------------------
fixed maturity options                   Guarantee Periods (Guaranteed Fixed
                                         Interest Accounts in supplemental
                                         materials)
variable investment options              Investment Funds
account value                            Annuity Account Value
rate to maturity                         Guaranteed Rates
unit                                     Accumulation Unit
Guaranteed minimum death benefit         Guaranteed death benefit
Guaranteed minimum income benefit        Guaranteed Income Benefit
Guaranteed interest option               Guaranteed Interest Account
Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
GWBL benefit base                        Guaranteed withdrawal benefit for life
                                         benefit base
Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for life
                                         Annual withdrawal amount
Excess withdrawal                        Guaranteed withdrawal benefit for life
                                         Excess withdrawal
--------------------------------------------------------------------------------


                                                Index of key words and phrases 5

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



6  Who is AXA Equitable?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 13014
     Newark, NJ 07188-0014


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     c/o JPMorgan Chase -- Remit One Lockbox Processing
     Lockbox No. 13014
     4 Chase Metrotech Center, 7th Floor West
     Brooklyn, NY 11245-0001
     Attn: Remit One Lockbox






--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     200 Plaza Drive, 1st Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at the appropriate processing office. Our processing office for correspondence with checks is Chase Metrotech Center, 7th Floor West, Brooklyn, NY. Our processing office for all other communications is 200 Plaza Drive, 1st Floor, Secaucus, NJ.



--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for the fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o   elect to receive certain contract statements electronically;


o enroll in, modify or cancel a rebalancing program (through EQ Access only);


o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of any transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or will-



                                                        Who is AXA Equitable?  7
ful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flexible Premium Roth IRA contract;


(3)   election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);


(5)   spousal consent for loans under Rollover TSA contracts;


(6) requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required)

(7) requests for withdrawals or surrenders from contracts with the Guaranteed withdrawal benefit for life ("GWBL");


(8)   tax withholding elections;


(9)   election of the Beneficiary continuation option;


(10)  IRA contribution recharacterizations;


(11)  Section 1035 exchanges;

(12)  direct transfers and rollovers;

(13)  exercise of the Guaranteed minimum income benefit;

(14)  death claims;

(15)  change in ownership (NQ only);

(16)  purchase by, or change of ownership to, a nonnatural owner;

(17)  enrollment in our "automatic required minimum distribution (RMD) service;"


(18) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base; and

(19) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL").

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1)   beneficiary changes;


(2)   contract surrender and withdrawal requests;

(3) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(4)   special dollar cost averaging.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1)   automatic investment program;


(2) general dollar cost averaging (including the fixed dollar and interest sweep options);


(3)   special dollar cost averaging;

(4)   substantially equal withdrawals;

(5)   systematic withdrawals; and

(6)   the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.



8  Who is AXA Equitable?

Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
Professional investment      Accumulator's(R) variable investment options invest in different Portfolios managed by
management                   professional investment advisers.
--------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).

                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             o Special 10 year fixed maturity option (available under Guaranteed principal benefit option 2 only).
                             ---------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
--------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
--------------------------------------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
cost averaging
--------------------------------------------------------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                             ---------------------------------------------------------------------------------------------------
                             o No tax on transfers among investment options inside the contract.
                             ---------------------------------------------------------------------------------------------------
                             If you are purchasing anannuity contract as an Individual Retirement Annuity (IRA) or Tax Sheltered
                             Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals.
                             You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.
                             Depending on your personal situation, the contract's guaranteed benefits may have limited useful-
                             ness because of required minimum distributions ("RMDs").
--------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides income protection for you during the annuitant's
income benefit               life once you elect to annuitize the contract.
--------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal        The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals
benefit for life             of up to a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at owner age 59-1/2 or later. Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
--------------------------------------------------------------------------------------------------------------------------------


                                    Accumulator(R) at a glance -- key features 9

--------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                               o Initial minimum:      $5,000
                               o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                       $100 monthly and $300 quarterly under our automatic investment program
                                                       (NQ contracts)
                                                       $50 (IRA contracts)
                                                       $1000 (Inherited IRA contracts)
                             ---------------------------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                               o Initial minimum:      $2,000
                               o Additional minimum:   $   50
                             ---------------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at contract issue). We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. See "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
--------------------------------------------------------------------------------------------------------------------------------
Access to your money         o Partial withdrawals
                             o Several withdrawal options on a periodic basis
                             o Loans under Rollover TSA contracts (employer or plan approval required; not available under contracts with GWBL)
                             o Contract surrender
                             o Maximum payment plan (only under contracts with GWBL)
                             o Customized payment plan (only under contracts with GWBL)
                               You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
--------------------------------------------------------------------------------------------------------------------------------
Payout options               o Fixed annuity payout options
                             o Variable Immediate Annuity payout options (described in a separate prospectus for that option)
                             o Income Manager(R) payout options (described in a separate prospectus for that option)
--------------------------------------------------------------------------------------------------------------------------------
Additional features*         o Guaranteed minimum death benefit options
                             o Guaranteed principal benefit options
                             o Dollar cost averaging
                             o Automatic investment program
                             o Account value rebalancing (quarterly, semiannually, and annually)
                             o Free transfers
                             o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home
                             o Spousal continuation (if GWBL is elected)
                             o Spousal protection (NQ only, if GWBL is not elected)
                             o Successor owner/annuitant (if GWBL is not elected)
                             o Beneficiary continuation option
--------------------------------------------------------------------------------------------------------------------------------
Fees and charges             Please see "Fee table" later in this section for complete details.
--------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages (if     NQ: 0-85
GWBL is not elected)         Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA: 20-85
                             Flexible Premium IRA: 20-70
                             Inherited IRA: 0-70
                             QP: 20-75
--------------------------------------------------------------------------------------------------------------------------------
Owner and annuitant issue    NQ, Rollover IRA, Roth Conversion IRA, Rollover TSA, Flexible Premium Roth IRA: 56-85
ages (if GWBL is elected)
                             QP: 56-75
                             Flexible Premium IRA: 56-70
--------------------------------------------------------------------------------------------------------------------------------


10 Accumulator(R) at a glance -- key features

The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available at certain ages.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus provides a description of all material provisions of the contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.



OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

A version of this contract (that includes credits) may be available to eligible employees and financial professionals of AXA Equitable and their spouses with modified optional benefits and/or reduced fees and charges. If you are an employee or financial professional of AXA Equitable, you should contact your human resources representative for more information.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



                                   Accumulator(R) at a glance -- key features 11

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes may also apply. Charges for certain features shown in the fee table are mutually exclusive.




--------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
--------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)        7.00%

Charge if you elect a variable payout option upon annuitization
(which is described in a separate prospectus for that option)              $350
--------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
--------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
--------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                              $30
   If your account value on a contract date anniversary is $50,000
   or more                                                                 $0
--------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and expense risks                0.75%(4)
Administrative                             0.30%
Distribution                               0.20%
                                           -----
Total separate account annual expenses     1.25%
--------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect any of the following optional benefits
--------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect).
   Standard death benefit                                                  0.00%
   Annual Ratchet to age 85                                                0.25% of the Annual Ratchet to age 85 benefit base
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed principal benefit charge for option 2 (calculated as a percentage of the account value. Deducted annually(2) on the first 10
contract date anniversaries)                                               0.50%
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each
contract date anniversary for which the benefit is in effect)              0.65%
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge
(calculated as a percentage of the GWBL benefit base. Deducted
annually(2) on each contract date anniversary).                            0.65% (for the Single life or Joint life option)

If your GWBL benefit base ratchets, we reserve the right to increase
your charge up to:                                                         0.80% (for the Single life or Joint life option)
-----------------------------------------------------------------------------------------------------------------------------


12 Fee table

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both in this Prospectus.
--------------------------------------------------------------------------------
Net loan interest charge - Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                 2.00%(5)


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.



--------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007        Lowest     Highest
(expenses that are deducted from Portfolio assets         ------     -------
including management fees, 12b-1 fees,                    0.63%       3.56%
service fees, and/or other expenses)(6)




This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

---------------------------------------------------------------------------------------------
                                                          Manage-
                                                           ment      12b-1      Other
 Portfolio Name                                           Fees(7)   Fees(8)   Expenses(9)
---------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.10%      0.25%     0.17%
AXA Conservative Allocation                               0.10%      0.25%     0.21%
AXA Conservative-Plus Allocation                          0.10%      0.25%     0.19%
AXA Moderate Allocation                                   0.10%      0.25%     0.17%
AXA Moderate-Plus Allocation                              0.10%      0.25%     0.17%
Multimanager Aggressive Equity                            0.60%      0.25%     0.19%
Multimanager Core Bond                                    0.58%      0.25%     0.18%
Multimanager Health Care                                  1.20%      0.25%     0.23%
Multimanager High Yield                                   0.57%      0.25%     0.19%
Multimanager International Equity                         1.00%      0.25%     0.23%
Multimanager Large Cap Core Equity                        0.89%      0.25%     0.21%
Multimanager Large Cap Growth                             0.90%      0.25%     0.22%
Multimanager Large Cap Value                              0.87%      0.25%     0.20%
Multimanager Mid Cap Growth                               1.10%      0.25%     0.20%
Multimanager Mid Cap Value                                1.09%      0.25%     0.20%
Multimanager Small Cap Growth                             1.05%      0.25%     0.27%
Multimanager Small Cap Value                              1.03%      0.25%     0.18%
Multimanager Technology                                   1.20%      0.25%     0.22%
---------------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%      0.25%     0.13%
EQ/AllianceBernstein Intermediate Government Securities   0.50%      0.25%     0.13%
EQ/AllianceBernstein International                        0.71%      0.25%     0.18%
EQ/AllianceBernstein Large Cap Growth                     0.90%      0.25%     0.13%
EQ/AllianceBernstein Quality Bond                         0.50%      0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%      0.25%     0.13%
EQ/AllianceBernstein Value                                0.59%      0.25%     0.12%
EQ/Ariel Appreciation II                                  0.75%      0.25%     0.26%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%      0.25%     1.91%
EQ/BlackRock Basic Value Equity                           0.55%      0.25%     0.13%
EQ/BlackRock International Value                          0.81%      0.25%     0.19%
EQ/Boston Advisors Equity Income                          0.75%      0.25%     0.14%
EQ/Calvert Socially Responsible                           0.65%      0.25%     0.23%
EQ/Capital Guardian Growth                                0.65%      0.25%     0.14%


---------------------------------------------------------------------------------------------------------------
                                                        Acquired
                                                          Fund
                                                        Fees and       Total                       Net
                                                        Expenses      Annual       Fee Waiv-      Annual
                                                         (Under-      Expenses     ers and/or     Expenses
                                                          lying       (Before       Expense       (After
                                                         Portfo-      Expense      Reimburse-     Expense
 Portfolio Name                                         lios)(10)   Limitation)    ments(11)    Limitations)
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.92%        1.44%         (0.17)%        1.27%
AXA Conservative Allocation                               0.69%        1.25%         (0.21)%        1.04%
AXA Conservative-Plus Allocation                          0.76%        1.30%         (0.19)%        1.11%
AXA Moderate Allocation                                   0.82%        1.34%         (0.17)%        1.17%
AXA Moderate-Plus Allocation                              0.86%        1.38%         (0.17)%        1.21%
Multimanager Aggressive Equity                              --         1.04%            --          1.04%
Multimanager Core Bond                                      --         1.01%         (0.01)%        1.00%
Multimanager Health Care                                    --         1.68%          0.00%         1.68%
Multimanager High Yield                                     --         1.01%            --          1.01%
Multimanager International Equity                           --         1.48%          0.00%         1.48%
Multimanager Large Cap Core Equity                          --         1.35%          0.00%         1.35%
Multimanager Large Cap Growth                               --         1.37%         (0.02)%        1.35%
Multimanager Large Cap Value                                --         1.32%          0.00%         1.32%
Multimanager Mid Cap Growth                                 --         1.55%          0.00%         1.55%
Multimanager Mid Cap Value                                  --         1.54%          0.00%         1.54%
Multimanager Small Cap Growth                               --         1.57%         (0.02)%        1.55%
Multimanager Small Cap Value                                --         1.46%          0.00%         1.46%
Multimanager Technology                                   0.01%        1.68%          0.00%         1.68%
---------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           --         0.85%            --          0.85%
EQ/AllianceBernstein Intermediate Government Securities     --         0.88%            --          0.88%
EQ/AllianceBernstein International                          --         1.14%         (0.04)%        1.10%
EQ/AllianceBernstein Large Cap Growth                       --         1.28%         (0.23)%        1.05%
EQ/AllianceBernstein Quality Bond                           --         0.89%            --          0.89%
EQ/AllianceBernstein Small Cap Growth                       --         1.12%            --          1.12%
EQ/AllianceBernstein Value                                  --         0.96%         (0.01)%        0.95%
EQ/Ariel Appreciation II                                    --         1.26%         (0.11)%        1.15%
EQ/AXA Rosenberg Value Long/Short Equity                    --         3.56%          0.00%         3.56%
EQ/BlackRock Basic Value Equity                             --         0.93%          0.00%         0.93%
EQ/BlackRock International Value                            --         1.25%          0.00%         1.25%
EQ/Boston Advisors Equity Income                            --         1.14%         (0.09)%        1.05%
EQ/Calvert Socially Responsible                             --         1.13%         (0.08)%        1.05%
EQ/Capital Guardian Growth                                0.01%        1.05%         (0.09)%        0.96%
---------------------------------------------------------------------------------------------------------------


                                                                      Fee table
13

 This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.
--------------------------------------------------------------------------------
                                          Manage-
                                            ment      12b-1       Other
Portfolio Name                            Fees(7)    Fees(8)    Expenses(9)
--------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------
EQ/Capital Guardian Research               0.63%       0.25%       0.13%
EQ/Caywood-Scholl High Yield Bond          0.60%       0.25%       0.16%
EQ/Davis New York Venture                  0.85%       0.25%       0.18%
EQ/Equity 500 Index                        0.25%       0.25%       0.13%
EQ/Evergreen International Bond            0.70%       0.25%       0.17%
EQ/Evergreen Omega                         0.65%       0.25%       0.25%
EQ/Franklin Small Cap Value                   --          1.33%
EQ/Franklin Income                         0.90%       0.25%       0.15%
EQ/Franklin Small Cap Value                0.90%       0.25%       0.18%
EQ/Franklin Templeton Founding Strategy    0.05%       0.25%       0.22%
EQ/GAMCO Mergers and Acquisitions          0.90%       0.25%       0.19%
EQ/GAMCO Small Company Value               0.76%       0.25%       0.12%
EQ/International Core PLUS                 0.60%       0.25%       0.30%
EQ/International Growth                    0.85%       0.25%       0.27%
EQ/JPMorgan Core Bond                      0.43%       0.25%       0.13%
EQ/JPMorgan Value Opportunities            0.60%       0.25%       0.14%
EQ/Large Cap Core PLUS                     0.50%       0.25%       0.25%
EQ/Large Cap Growth PLUS                   0.50%       0.25%       0.24%
EQ/Legg Mason Value Equity                 0.65%       0.25%       0.17%
EQ/Long Term Bond                          0.40%       0.25%       0.13%
EQ/Lord Abbett Growth and Income           0.65%       0.25%       0.16%
EQ/Lord Abbett Large Cap Core              0.65%       0.25%       0.21%
EQ/Lord Abbett Mid Cap Value               0.70%       0.25%       0.15%
EQ/Marsico Focus                           0.85%       0.25%       0.13%
EQ/Mid Cap Value PLUS                      0.55%       0.25%       0.24%
EQ/Money Market                            0.32%       0.25%       0.13%
EQ/Montag & Caldwell Growth                0.75%       0.25%       0.15%
EQ/Mutual Shares                           0.90%       0.25%       0.21%
EQ/Oppenheimer Global                      0.95%       0.25%       0.51%
EQ/Oppenheimer Main Street Opportunity     0.85%       0.25%       0.45%
EQ/Oppenheimer Main Street Small Cap       0.90%       0.25%       0.48%
EQ/PIMCO Real Return                       0.55%       0.25%       0.14%
EQ/Short Duration Bond                     0.43%       0.25%       0.15%
EQ/Small Company Index                     0.25%       0.25%       0.14%
EQ/T. Rowe Price Growth Stock              0.79%       0.25%       0.14%
EQ/Templeton Growth                        0.95%       0.25%       0.20%
EQ/UBS Growth and Income                   0.75%       0.25%       0.16%
EQ/Van Kampen Comstock                     0.65%       0.25%       0.15%
EQ/Van Kampen Emerging Markets Equity      1.11%       0.25%       0.28%
EQ/Van Kampen Mid Cap Growth               0.70%       0.25%       0.15%
EQ/Van Kampen Real Estate                  0.90%       0.25%       0.21%
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                           Acquired
                                             Fund
                                           Fees and       Total                         Net
                                           Expenses       Annual      Fee Waiv-        Annual
                                            (Under-      Expenses    ers and/or       Expenses
                                            lying       (Before       Expense         (After
                                           Portfo-       Expense     Reimburse-       Expense
Portfolio Name                            lios)(10)    Limitation)    ments(11)     Limitations)
---------------------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                  --          1.01%         (0.06)%         0.95%
EQ/Caywood-Scholl High Yield Bond             --          1.01%         (0.01)%         1.00%
EQ/Davis New York Venture                     --          1.28%          0.00%          1.28%
EQ/Equity 500 Index                           --          0.63%            --           0.63%
EQ/Evergreen International Bond               --          1.12%          0.00%          1.12%
EQ/Evergreen Omega                            --          1.15%          0.00%          1.15%
EQ/FI Mid Cap                                 --          1.06%         (0.06)%         1.00%
EQ/Franklin Income                            --          1.30%          0.00%          1.30%
EQ/Franklin Small Cap Value                   --          1.33%         (0.03)%         1.30%
EQ/Franklin Templeton Founding Strategy     1.05%         1.57%         (0.12)%         1.45%(12)
EQ/GAMCO Mergers and Acquisitions             --          1.34%          0.00%          1.34%
EQ/GAMCO Small Company Value                  --          1.13%          0.00%          1.13%
EQ/International Core PLUS                  0.04%         1.19%         (0.05)%         1.14%
EQ/International Growth                       --          1.37%          0.00%          1.37%
EQ/JPMorgan Core Bond                         --          0.81%          0.00%          0.81%
EQ/JPMorgan Value Opportunities               --          0.99%         (0.04)%         0.95%
EQ/Large Cap Core PLUS                      0.02%         1.02%         (0.05)%         0.97%
EQ/Large Cap Growth PLUS                    0.02%         1.01%         (0.04)%         0.97%
EQ/Legg Mason Value Equity                    --          1.07%         (0.07)%         1.00%
EQ/Long Term Bond                             --          0.78%          0.00%          0.78%
EQ/Lord Abbett Growth and Income              --          1.06%         (0.06)%         1.00%
EQ/Lord Abbett Large Cap Core                 --          1.11%         (0.11)%         1.00%
EQ/Lord Abbett Mid Cap Value                  --          1.10%         (0.05)%         1.05%
EQ/Marsico Focus                              --          1.23%         (0.08)%         1.15%
EQ/Mid Cap Value PLUS                       0.02%         1.06%         (0.04)%         1.02%
EQ/Money Market                               --          0.70%            --           0.70%
EQ/Montag & Caldwell Growth                   --          1.15%          0.00%          1.15%
EQ/Mutual Shares                              --          1.36%         (0.06)%         1.30%
EQ/Oppenheimer Global                       0.01%         1.72%         (0.36)%         1.36%
EQ/Oppenheimer Main Street Opportunity      0.01%         1.56%         (0.25)%         1.31%
EQ/Oppenheimer Main Street Small Cap        0.01%         1.64%         (0.33)%         1.31%
EQ/PIMCO Real Return                          --          0.94%         (0.04)%         0.90%
EQ/Short Duration Bond                        --          0.83%          0.00%          0.83%
EQ/Small Company Index                        --          0.64%          0.00%          0.64%
EQ/T. Rowe Price Growth Stock                 --          1.18%         (0.03)%         1.15%
EQ/Templeton Growth                           --          1.40%         (0.05)%         1.35%
EQ/UBS Growth and Income                      --          1.16%         (0.11)%         1.05%
EQ/Van Kampen Comstock                        --          1.05%         (0.05)%         1.00%
EQ/Van Kampen Emerging Markets Equity         --          1.64%          0.00%          1.64%
EQ/Van Kampen Mid Cap Growth                  --          1.10%         (0.05)%         1.05%
EQ/Van Kampen Real Estate                     --          1.36%         (0.10)%         1.26%
---------------------------------------------------------------------------------------------------

Notes:


(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

       The withdrawal charge                Contract
       percentage we use is                 Year
       determined by the contract           1 ...........................7.00%
       year in which you make               2 ...........................7.00%
       the withdrawal or surrender          3 ...........................6.00%
       your contract. For each              4 ...........................6.00%
       contribution, we consider the        5 ...........................5.00%
       contract year in which we            6 ...........................3.00%
       receive that contribution to         7 ...........................1.00%
       be "contract year 1")                8+ ..........................0.00%


(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.



14 Fee table

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.

(7) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnotes (11) and (12) for any expense limitation agreement information.

(8) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(9) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnotes (11) and (12) for any expense limitation agreement information.

(10) Each of these variable investment options invests in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(11) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolio in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:




---------------------------------------------
Portfolio Name
---------------------------------------------
Multimanager Aggressive Equity          0.97%
---------------------------------------------
Multimanager Health Care                1.67%
---------------------------------------------
Multimanager Large Cap Core Equity      1.34%
---------------------------------------------
Multimanager Large Cap Growth           1.29%
---------------------------------------------
Multimanager Large Cap Value            1.26%
---------------------------------------------
Multimanager Mid Cap Growth             1.52%
---------------------------------------------
Multimanager Mid Cap Value              1.53%
---------------------------------------------
Multimanager Small Cap Growth           1.35%
---------------------------------------------
Multimanager Small Cap Value            1.45%
---------------------------------------------
Multimanager Technology                 1.67%
---------------------------------------------
EQ/AllianceBernstein Common Stock       0.84%
---------------------------------------------
EQ/AllianceBernstein Large Cap Growth   1.03%
---------------------------------------------
EQ/AllianceBernstein Small Cap Growth   1.11%
---------------------------------------------
EQ/AllianceBernstein Value              0.87%
---------------------------------------------
EQ/Ariel Appreciation II                1.09%
---------------------------------------------
EQ/BlackRock Basic Value Equity         0.92%
---------------------------------------------
EQ/Davis New York Venture               1.25%
---------------------------------------------
EQ/Evergreen Omega                      1.12%
---------------------------------------------
EQ/GAMCO Mergers and Acquisitions       1.33%
---------------------------------------------
EQ/GAMCO Small Company Value            1.10%
---------------------------------------------
EQ/International Core PLUS              1.05%
---------------------------------------------
EQ/Large Cap Core PLUS                  0.83%
---------------------------------------------
EQ/Large Cap Growth PLUS                0.82%
---------------------------------------------
EQ/Legg Mason Value Equity              0.97%
---------------------------------------------
EQ/Lord Abbett Growth and Income        0.98%
---------------------------------------------
EQ/Lord Abbett Large Cap Core           0.99%
---------------------------------------------
EQ/Lord Abbett Mid Cap Value            1.04%
---------------------------------------------
EQ/Mid Cap Value PLUS                   0.81%
---------------------------------------------
EQ/Montag & Caldwell Growth             1.13%
---------------------------------------------
EQ/T. Rowe Price Growth Stock           0.87%
---------------------------------------------
EQ/UBS Growth and Income                1.04%
---------------------------------------------
EQ/Van Kampen Comstock                  0.99%
---------------------------------------------
EQ/Van Kampen Mid Cap Growth            1.04%
---------------------------------------------



(12) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and administration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage


                                                                    Fee table 15
      commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.


EXAMPLE


This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed minimum income benefit with the Annual Ratchet to age 85 enhanced death benefit) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2007, which results in an estimated administrative charge of .009% of contract value.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (positive or negative) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



16 Fee table

---------------------------------------------------------------------------------------------------------
                                                       If you surrender your contract at the end
                                                           of the applicable time period
                                              -----------------------------------------------------------
             Portfolio Name                   1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,079.00     $ 1,764.00     $ 2,488.00     $ 4,233.00
AXA Conservative Allocation                   $ 1,059.00     $ 1,705.00     $ 2,391.00     $ 4,049.00
AXA Conservative-Plus Allocation              $ 1,064.00     $ 1,721.00     $ 2,417.00     $ 4,098.00
AXA Moderate Allocation                       $ 1,068.00     $ 1,733.00     $ 2,437.00     $ 4,136.00
AXA Moderate-Plus Allocation                  $ 1,072.00     $ 1,745.00     $ 2,458.00     $ 4,175.00
Multimanager Aggressive Equity                $ 1,037.00     $ 1,640.00     $ 2,284.00     $ 3,842.00
Multimanager Core Bond                        $ 1,034.00     $ 1,630.00     $ 2,268.00     $ 3,812.00
Multimanager Health Care                      $ 1,104.00     $ 1,838.00     $ 2,609.00     $ 4,459.00
Multimanager High Yield                       $ 1,034.00     $ 1,630.00     $ 2,268.00     $ 3,812.00
Multimanager International Equity             $ 1,083.00     $ 1,776.00     $ 2,508.00     $ 4,271.00
Multimanager Large Cap Core Equity            $ 1,069.00     $ 1,736.00     $ 2,442.00     $ 4,146.00
Multimanager Large Cap Growth                 $ 1,071.00     $ 1,742.00     $ 2,453.00     $ 4,165.00
Multimanager Large Cap Value                  $ 1,066.00     $ 1,727.00     $ 2,427.00     $ 4,117.00
Multimanager Mid Cap Growth                   $ 1,090.00     $ 1,798.00     $ 2,544.00     $ 4,337.00
Multimanager Mid Cap Value                    $ 1,089.00     $ 1,795.00     $ 2,539.00     $ 4,328.00
Multimanager Small Cap Growth                 $ 1,092.00     $ 1,804.00     $ 2,554.00     $ 4,356.00
Multimanager Small Cap Value                  $ 1,081.00     $ 1,770.00     $ 2,498.00     $ 4,252.00
Multimanager Technology                       $ 1,104.00     $ 1,838.00     $ 2,609.00     $ 4,459.00
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,017.00     $ 1,580.00     $ 2,185.00     $ 3,651.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,020.00     $ 1,590.00     $ 2,201.00     $ 3,681.00
EQ/AllianceBernstein International            $ 1,047.00     $ 1,671.00     $ 2,335.00     $ 3,941.00
EQ/AllianceBernstein Large Cap Growth         $ 1,062.00     $ 1,714.00     $ 2,407.00     $ 4,078.00
EQ/AllianceBernstein Quality Bond             $ 1,021.00     $ 1,593.00     $ 2,206.00     $ 3,691.00
EQ/AllianceBernstein Small Cap Growth         $ 1,045.00     $ 1,665.00     $ 2,325.00     $ 3,921.00
EQ/AllianceBernstein Value                    $ 1,028.00     $ 1,615.00     $ 2,242.00     $ 3,762.00
EQ/Ariel Appreciation II                      $ 1,060.00     $ 1,708.00     $ 2,397.00     $ 4,059.00
EQ/AXA Rosenberg Value Long/Short Equity      $ 1,301.00     $ 2,406.00     $ 3,513.00     $ 6,048.00
EQ/BlackRock Basic Value Equity               $ 1,025.00     $ 1,605.00     $ 2,227.00     $ 3,732.00
EQ/BlackRock International Value              $ 1,059.00     $ 1,705.00     $ 2,391.00     $ 4,049.00
EQ/Boston Advisors Equity Income              $ 1,047.00     $ 1,671.00     $ 2,335.00     $ 3,941.00
EQ/Calvert Socially Responsible               $ 1,046.00     $ 1,668.00     $ 2,330.00     $ 3,931.00
EQ/Capital Guardian Growth                    $ 1,038.00     $ 1,643.00     $ 2,289.00     $ 3,852.00
EQ/Capital Guardian Research                  $ 1,034.00     $ 1,630.00     $ 2,268.00     $ 3,812.00
EQ/Caywood-Scholl High Yield Bond             $ 1,034.00     $ 1,630.00     $ 2,268.00     $ 3,812.00
EQ/Davis New York Venture                     $ 1,062.00     $ 1,714.00     $ 2,407.00     $ 4,078.00
EQ/Equity 500 Index                           $   994.00     $ 1,511.00     $ 2,070.00     $ 3,424.00
EQ/Evergreen International Bond               $ 1,045.00     $ 1,665.00     $ 2,325.00     $ 3,921.00
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                           If you annuitize at the end               If you do not surrender
                                                        of the applicable time period, and          your contract at the end
                                                       select a non-life contingent period           of the applicable time
                                                 certain annuity option with less than five years            period
                                              -----------------------------------------------------------------------------------
              Portfolio Name                  1 year     3 years        5 years        10 years       1 year       3 years
---------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                       N/A     $ 1,764.00     $ 2,488.00     $ 4,233.00     $ 379.00     $ 1,164.00
AXA Conservative Allocation                     N/A     $ 1,705.00     $ 2,391.00     $ 4,049.00     $ 359.00     $ 1,105.00
AXA Conservative-Plus Allocation                N/A     $ 1,721.00     $ 2,417.00     $ 4,098.00     $ 364.00     $ 1,121.00
AXA Moderate Allocation                         N/A     $ 1,733.00     $ 2,437.00     $ 4,136.00     $ 368.00     $ 1,133.00
AXA Moderate-Plus Allocation                    N/A     $ 1,745.00     $ 2,458.00     $ 4,175.00     $ 372.00     $ 1,145.00
Multimanager Aggressive Equity                  N/A     $ 1,640.00     $ 2,284.00     $ 3,842.00     $ 337.00     $ 1,040.00
Multimanager Core Bond                          N/A     $ 1,630.00     $ 2,268.00     $ 3,812.00     $ 334.00     $ 1,030.00
Multimanager Health Care                        N/A     $ 1,838.00     $ 2,609.00     $ 4,459.00     $ 404.00     $ 1,238.00
Multimanager High Yield                         N/A     $ 1,630.00     $ 2,268.00     $ 3,812.00     $ 334.00     $ 1,030.00
Multimanager International Equity               N/A     $ 1,776.00     $ 2,508.00     $ 4,271.00     $ 383.00     $ 1,176.00
Multimanager Large Cap Core Equity              N/A     $ 1,736.00     $ 2,442.00     $ 4,146.00     $ 369.00     $ 1,136.00
Multimanager Large Cap Growth                   N/A     $ 1,742.00     $ 2,453.00     $ 4,165.00     $ 371.00     $ 1,142.00
Multimanager Large Cap Value                    N/A     $ 1,727.00     $ 2,427.00     $ 4,117.00     $ 366.00     $ 1,127.00
Multimanager Mid Cap Growth                     N/A     $ 1,798.00     $ 2,544.00     $ 4,337.00     $ 390.00     $ 1,198.00
Multimanager Mid Cap Value                      N/A     $ 1,795.00     $ 2,539.00     $ 4,328.00     $ 389.00     $ 1,195.00
Multimanager Small Cap Growth                   N/A     $ 1,804.00     $ 2,554.00     $ 4,356.00     $ 392.00     $ 1,204.00
Multimanager Small Cap Value                    N/A     $ 1,770.00     $ 2,498.00     $ 4,252.00     $ 381.00     $ 1,170.00
Multimanager Technology                         N/A     $ 1,838.00     $ 2,609.00     $ 4,459.00     $ 404.00     $ 1,238.00
---------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               N/A     $ 1,580.00     $ 2,185.00     $ 3,651.00     $ 317.00     $   980.00
EQ/AllianceBernstein Intermediate Government
 Securities                                     N/A     $ 1,590.00     $ 2,201.00     $ 3,681.00     $ 320.00     $   990.00
EQ/AllianceBernstein International              N/A     $ 1,671.00     $ 2,335.00     $ 3,941.00     $ 347.00     $ 1,071.00
EQ/AllianceBernstein Large Cap Growth           N/A     $ 1,714.00     $ 2,407.00     $ 4,078.00     $ 362.00     $ 1,114.00
EQ/AllianceBernstein Quality Bond               N/A     $ 1,593.00     $ 2,206.00     $ 3,691.00     $ 321.00     $   993.00
EQ/AllianceBernstein Small Cap Growth           N/A     $ 1,665.00     $ 2,325.00     $ 3,921.00     $ 345.00     $ 1,065.00
EQ/AllianceBernstein Value                      N/A     $ 1,615.00     $ 2,242.00     $ 3,762.00     $ 328.00     $ 1,015.00
EQ/Ariel Appreciation II                        N/A     $ 1,708.00     $ 2,397.00     $ 4,059.00     $ 360.00     $ 1,108.00
EQ/AXA Rosenberg Value Long/Short Equity        N/A     $ 2,406.00     $ 3,513.00     $ 6,048.00     $ 601.00     $ 1,806.00
EQ/BlackRock Basic Value Equity                 N/A     $ 1,605.00     $ 2,227.00     $ 3,732.00     $ 325.00     $ 1,005.00
EQ/BlackRock International Value                N/A     $ 1,705.00     $ 2,391.00     $ 4,049.00     $ 359.00     $ 1,105.00
EQ/Boston Advisors Equity Income                N/A     $ 1,671.00     $ 2,335.00     $ 3,941.00     $ 347.00     $ 1,071.00
EQ/Calvert Socially Responsible                 N/A     $ 1,668.00     $ 2,330.00     $ 3,931.00     $ 346.00     $ 1,068.00
EQ/Capital Guardian Growth                      N/A     $ 1,643.00     $ 2,289.00     $ 3,852.00     $ 338.00     $ 1,043.00
EQ/Capital Guardian Research                    N/A     $ 1,630.00     $ 2,268.00     $ 3,812.00     $ 334.00     $ 1,030.00
EQ/Caywood-Scholl High Yield Bond               N/A     $ 1,630.00     $ 2,268.00     $ 3,812.00     $ 334.00     $ 1,030.00
EQ/Davis New York Venture                       N/A     $ 1,714.00     $ 2,407.00     $ 4,078.00     $ 362.00     $ 1,114.00
EQ/Equity 500 Index                             N/A     $ 1,511.00     $ 2,070.00     $ 3,424.00     $ 294.00     $   911.00
EQ/Evergreen International Bond                 N/A     $ 1,665.00     $ 2,325.00     $ 3,921.00     $ 345.00     $ 1,065.00
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------
                                               If you do not surrender
                                              your contract at the end
                                               of the applicable time
                                                       period
--------------------------------------------------------------------------
             Portfolio Name                   5 years        10 years
--------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,988.00     $ 4,233.00
AXA Conservative Allocation                   $ 1,891.00     $ 4,049.00
AXA Conservative-Plus Allocation              $ 1,917.00     $ 4,098.00
AXA Moderate Allocation                       $ 1,937.00     $ 4,136.00
AXA Moderate-Plus Allocation                  $ 1,958.00     $ 4,175.00
Multimanager Aggressive Equity                $ 1,784.00     $ 3,842.00
Multimanager Core Bond                        $ 1,768.00     $ 3,812.00
Multimanager Health Care                      $ 2,109.00     $ 4,459.00
Multimanager High Yield                       $ 1,768.00     $ 3,812.00
Multimanager International Equity             $ 2,008.00     $ 4,271.00
Multimanager Large Cap Core Equity            $ 1,942.00     $ 4,146.00
Multimanager Large Cap Growth                 $ 1,953.00     $ 4,165.00
Multimanager Large Cap Value                  $ 1,927.00     $ 4,117.00
Multimanager Mid Cap Growth                   $ 2,044.00     $ 4,337.00
Multimanager Mid Cap Value                    $ 2,039.00     $ 4,328.00
Multimanager Small Cap Growth                 $ 2,054.00     $ 4,356.00
Multimanager Small Cap Value                  $ 1,998.00     $ 4,252.00
Multimanager Technology                       $ 2,109.00     $ 4,459.00
--------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,685.00     $ 3,651.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,701.00     $ 3,681.00
EQ/AllianceBernstein International            $ 1,835.00     $ 3,941.00
EQ/AllianceBernstein Large Cap Growth         $ 1,907.00     $ 4,078.00
EQ/AllianceBernstein Quality Bond             $ 1,706.00     $ 3,691.00
EQ/AllianceBernstein Small Cap Growth         $ 1,825.00     $ 3,921.00
EQ/AllianceBernstein Value                    $ 1,742.00     $ 3,762.00
EQ/Ariel Appreciation II                      $ 1,897.00     $ 4,059.00
EQ/AXA Rosenberg Value Long/Short Equity      $ 3,013.00     $ 6,048.00
EQ/BlackRock Basic Value Equity               $ 1,727.00     $ 3,732.00
EQ/BlackRock International Value              $ 1,891.00     $ 4,049.00
EQ/Boston Advisors Equity Income              $ 1,835.00     $ 3,941.00
EQ/Calvert Socially Responsible               $ 1,830.00     $ 3,931.00
EQ/Capital Guardian Growth                    $ 1,789.00     $ 3,852.00
EQ/Capital Guardian Research                  $ 1,768.00     $ 3,812.00
EQ/Caywood-Scholl High Yield Bond             $ 1,768.00     $ 3,812.00
EQ/Davis New York Venture                     $ 1,907.00     $ 4,078.00
EQ/Equity 500 Index                           $ 1,570.00     $ 3,424.00
EQ/Evergreen International Bond               $ 1,825.00     $ 3,921.00
--------------------------------------------------------------------------


                                                                      Fee table
17

------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end
                                                         of the applicable time period
                                          -----------------------------------------------------------
               Portfolio Name              1 year         3 years        5 years        10 years
------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                        $ 1,048.00     $ 1,674.00     $ 2,340.00     $ 3,951.00
EQ/FI Mid Cap                             $ 1,039.00     $ 1,646.00     $ 2,294.00     $ 3,862.00
EQ/Franklin Income                        $ 1,064.00     $ 1,721.00     $ 2,417.00     $ 4,098.00
EQ/Franklin Small Cap Value               $ 1,067.00     $ 1,730.00     $ 2,432.00     $ 4,127.00
EQ/Franklin Templeton Founding Strategy   $ 1,092.00     $ 1,804.00     $ 2,554.00     $ 4,356.00
EQ/GAMCO Mergers and Acquisitions         $ 1,068.00     $ 1,733.00     $ 2,437.00     $ 4,136.00
EQ/GAMCO Small Company Value              $ 1,046.00     $ 1,668.00     $ 2,330.00     $ 3,931.00
EQ/International Core PLUS                $ 1,053.00     $ 1,686.00     $ 2,361.00     $ 3,990.00
EQ/International Growth                   $ 1,071.00     $ 1,742.00     $ 2,453.00     $ 4,165.00
EQ/JPMorgan Core Bond                     $ 1,013.00     $ 1,568.00     $ 2,164.00     $ 3,610.00
EQ/JPMorgan Value Opportunities           $ 1,032.00     $ 1,624.00     $ 2,258.00     $ 3,792.00
EQ/Large Cap Core PLUS                    $ 1,035.00     $ 1,633.00     $ 2,273.00     $ 3,822.00
EQ/Large Cap Growth PLUS                  $ 1,034.00     $ 1,630.00     $ 2,268.00     $ 3,812.00
EQ/Legg Mason Value Equity                $ 1,040.00     $ 1,649.00     $ 2,299.00     $ 3,872.00
EQ/Long Term Bond                         $ 1,009.00     $ 1,558.00     $ 2,149.00     $ 3,579.00
EQ/Lord Abbett Growth and Income          $ 1,039.00     $ 1,646.00     $ 2,294.00     $ 3,862.00
EQ/Lord Abbett Large Cap Core             $ 1,044.00     $ 1,661.00     $ 2,320.00     $ 3,912.00
EQ/Lord Abbett Mid Cap Value              $ 1,043.00     $ 1,658.00     $ 2,315.00     $ 3,902.00
EQ/Marsico Focus                          $ 1,057.00     $ 1,699.00     $ 2,381.00     $ 4,030.00
EQ/Mid Cap Value PLUS                     $ 1,039.00     $ 1,646.00     $ 2,294.00     $ 3,862.00
EQ/Money Market                           $ 1,001.00     $ 1,533.00     $ 2,107.00     $ 3,497.00
EQ/Montag & Caldwell Growth               $ 1,048.00     $ 1,674.00     $ 2,340.00     $ 3,951.00
EQ/Mutual Shares                          $ 1,070.00     $ 1,739.00     $ 2,447.00     $ 4,156.00
EQ/Oppenheimer Global                     $ 1,108.00     $ 1,851.00     $ 2,629.00     $ 4,496.00
EQ/Oppenheimer Main Street Opportunity    $ 1,091.00     $ 1,801.00     $ 2,549.00     $ 4,347.00
EQ/Oppenheimer Main Street Small Cap      $ 1,100.00     $ 1,826.00     $ 2,589.00     $ 4,422.00
EQ/PIMCO Real Return                      $ 1,026.00     $ 1,608.00     $ 2,232.00     $ 3,742.00
EQ/Short Duration Bond                    $ 1,015.00     $ 1,574.00     $ 2,175.00     $ 3,630.00
EQ/Small Company Index                    $   995.00     $ 1,514.00     $ 2,076.00     $ 3,435.00
EQ/T. Rowe Price Growth Stock             $ 1,051.00     $ 1,683.00     $ 2,356.00     $ 3,981.00
EQ/Templeton Growth                       $ 1,075.00     $ 1,752.00     $ 2,468.00     $ 4,194.00
EQ/UBS Growth and Income                  $ 1,049.00     $ 1,677.00     $ 2,345.00     $ 3,961.00
EQ/Van Kampen Comstock                    $ 1,038.00     $ 1,643.00     $ 2,289.00     $ 3,852.00
EQ/Van Kampen Emerging Markets Equity     $ 1,100.00     $ 1,826.00     $ 2,589.00     $ 4,422.00
EQ/Van Kampen Mid Cap Growth              $ 1,043.00     $ 1,658.00     $ 2,315.00     $ 3,902.00
EQ/Van Kampen Real Estate                 $ 1,070.00     $ 1,739.00     $ 2,447.00     $ 4,156.00
------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                       If you annuitize at the end               If you do not surrender
                                                    of the applicable time period, and           your contract at the end
                                                   select a non-life contingent period           of the applicable time
                                             certain annuity option with less than five years            period
                                          -----------------------------------------------------------------------------------
               Portfolio Name             1 year      3 years       5 years        10 years       1 year       3 years
-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                          N/A     $ 1,674.00     $ 2,340.00     $ 3,951.00     $ 348.00     $ 1,074.00
EQ/FI Mid Cap                               N/A     $ 1,646.00     $ 2,294.00     $ 3,862.00     $ 339.00     $ 1,046.00
EQ/Franklin Income                          N/A     $ 1,721.00     $ 2,417.00     $ 4,098.00     $ 364.00     $ 1,121.00
EQ/Franklin Small Cap Value                 N/A     $ 1,730.00     $ 2,432.00     $ 4,127.00     $ 367.00     $ 1,130.00
EQ/Franklin Templeton Founding Strategy     N/A     $ 1,804.00     $ 2,554.00     $ 4,356.00     $ 392.00     $ 1,204.00
EQ/GAMCO Mergers and Acquisitions           N/A     $ 1,733.00     $ 2,437.00     $ 4,136.00     $ 368.00     $ 1,133.00
EQ/GAMCO Small Company Value                N/A     $ 1,668.00     $ 2,330.00     $ 3,931.00     $ 346.00     $ 1,068.00
EQ/International Core PLUS                  N/A     $ 1,686.00     $ 2,361.00     $ 3,990.00     $ 353.00     $ 1,086.00
EQ/International Growth                     N/A     $ 1,742.00     $ 2,453.00     $ 4,165.00     $ 371.00     $ 1,142.00
EQ/JPMorgan Core Bond                       N/A     $ 1,568.00     $ 2,164.00     $ 3,610.00     $ 313.00     $   968.00
EQ/JPMorgan Value Opportunities             N/A     $ 1,624.00     $ 2,258.00     $ 3,792.00     $ 332.00     $ 1,024.00
EQ/Large Cap Core PLUS                      N/A     $ 1,633.00     $ 2,273.00     $ 3,822.00     $ 335.00     $ 1,033.00
EQ/Large Cap Growth PLUS                    N/A     $ 1,630.00     $ 2,268.00     $ 3,812.00     $ 334.00     $ 1,030.00
EQ/Legg Mason Value Equity                  N/A     $ 1,649.00     $ 2,299.00     $ 3,872.00     $ 340.00     $ 1,049.00
EQ/Long Term Bond                           N/A     $ 1,558.00     $ 2,149.00     $ 3,579.00     $ 309.00     $   958.00
EQ/Lord Abbett Growth and Income            N/A     $ 1,646.00     $ 2,294.00     $ 3,862.00     $ 339.00     $ 1,046.00
EQ/Lord Abbett Large Cap Core               N/A     $ 1,661.00     $ 2,320.00     $ 3,912.00     $ 344.00     $ 1,061.00
EQ/Lord Abbett Mid Cap Value                N/A     $ 1,658.00     $ 2,315.00     $ 3,902.00     $ 343.00     $ 1,058.00
EQ/Marsico Focus                            N/A     $ 1,699.00     $ 2,381.00     $ 4,030.00     $ 357.00     $ 1,099.00
EQ/Mid Cap Value PLUS                       N/A     $ 1,646.00     $ 2,294.00     $ 3,862.00     $ 339.00     $ 1,046.00
EQ/Money Market                             N/A     $ 1,533.00     $ 2,107.00     $ 3,497.00     $ 301.00     $   933.00
EQ/Montag & Caldwell Growth                 N/A     $ 1,674.00     $ 2,340.00     $ 3,951.00     $ 348.00     $ 1,074.00
EQ/Mutual Shares                            N/A     $ 1,739.00     $ 2,447.00     $ 4,156.00     $ 370.00     $ 1,139.00
EQ/Oppenheimer Global                       N/A     $ 1,851.00     $ 2,629.00     $ 4,496.00     $ 408.00     $ 1,251.00
EQ/Oppenheimer Main Street Opportunity      N/A     $ 1,801.00     $ 2,549.00     $ 4,347.00     $ 391.00     $ 1,201.00
EQ/Oppenheimer Main Street Small Cap        N/A     $ 1,826.00     $ 2,589.00     $ 4,422.00     $ 400.00     $ 1,226.00
EQ/PIMCO Real Return                        N/A     $ 1,608.00     $ 2,232.00     $ 3,742.00     $ 326.00     $ 1,008.00
EQ/Short Duration Bond                      N/A     $ 1,574.00     $ 2,175.00     $ 3,630.00     $ 315.00     $   974.00
EQ/Small Company Index                      N/A     $ 1,514.00     $ 2,076.00     $ 3,435.00     $ 295.00     $   914.00
EQ/T. Rowe Price Growth Stock               N/A     $ 1,683.00     $ 2,356.00     $ 3,981.00     $ 351.00     $ 1,083.00
EQ/Templeton Growth                         N/A     $ 1,752.00     $ 2,468.00     $ 4,194.00     $ 375.00     $ 1,152.00
EQ/UBS Growth and Income                    N/A     $ 1,677.00     $ 2,345.00     $ 3,961.00     $ 349.00     $ 1,077.00
EQ/Van Kampen Comstock                      N/A     $ 1,643.00     $ 2,289.00     $ 3,852.00     $ 338.00     $ 1,043.00
EQ/Van Kampen Emerging Markets Equity       N/A     $ 1,826.00     $ 2,589.00     $ 4,422.00     $ 400.00     $ 1,226.00
EQ/Van Kampen Mid Cap Growth                N/A     $ 1,658.00     $ 2,315.00     $ 3,902.00     $ 343.00     $ 1,058.00
EQ/Van Kampen Real Estate                   N/A     $ 1,739.00     $ 2,447.00     $ 4,156.00     $ 370.00     $ 1,139.00
-----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
                                            If you do not surrender
                                           your contract at the end
                                           of the applicable time
                                                   period

                                          ----------------------------
               Portfolio Name              5 years        10 years
----------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------
EQ/Evergreen Omega                        $ 1,840.00     $ 3,951.00
EQ/FI Mid Cap                             $ 1,794.00     $ 3,862.00
EQ/Franklin Income                        $ 1,917.00     $ 4,098.00
EQ/Franklin Small Cap Value               $ 1,932.00     $ 4,127.00
EQ/Franklin Templeton Founding Strategy   $ 2,054.00     $ 4,356.00
EQ/GAMCO Mergers and Acquisitions         $ 1,937.00     $ 4,136.00
EQ/GAMCO Small Company Value              $ 1,830.00     $ 3,931.00
EQ/International Core PLUS                $ 1,861.00     $ 3,990.00
EQ/International Growth                   $ 1,953.00     $ 4,165.00
EQ/JPMorgan Core Bond                     $ 1,664.00     $ 3,610.00
EQ/JPMorgan Value Opportunities           $ 1,758.00     $ 3,792.00
EQ/Large Cap Core PLUS                    $ 1,773.00     $ 3,822.00
EQ/Large Cap Growth PLUS                  $ 1,768.00     $ 3,812.00
EQ/Legg Mason Value Equity                $ 1,799.00     $ 3,872.00
EQ/Long Term Bond                         $ 1,649.00     $ 3,579.00
EQ/Lord Abbett Growth and Income          $ 1,794.00     $ 3,862.00
EQ/Lord Abbett Large Cap Core             $ 1,820.00     $ 3,912.00
EQ/Lord Abbett Mid Cap Value              $ 1,815.00     $ 3,902.00
EQ/Marsico Focus                          $ 1,881.00     $ 4,030.00
EQ/Mid Cap Value PLUS                     $ 1,794.00     $ 3,862.00
EQ/Money Market                           $ 1,607.00     $ 3,497.00
EQ/Montag & Caldwell Growth               $ 1,840.00     $ 3,951.00
EQ/Mutual Shares                          $ 1,947.00     $ 4,156.00
EQ/Oppenheimer Global                     $ 2,129.00     $ 4,496.00
EQ/Oppenheimer Main Street Opportunity    $ 2,049.00     $ 4,347.00
EQ/Oppenheimer Main Street Small Cap      $ 2,089.00     $ 4,422.00
EQ/PIMCO Real Return                      $ 1,732.00     $ 3,742.00
EQ/Short Duration Bond                    $ 1,675.00     $ 3,630.00
EQ/Small Company Index                    $ 1,576.00     $ 3,435.00
EQ/T. Rowe Price Growth Stock             $ 1,856.00     $ 3,981.00
EQ/Templeton Growth                       $ 1,968.00     $ 4,194.00
EQ/UBS Growth and Income                  $ 1,845.00     $ 3,961.00
EQ/Van Kampen Comstock                    $ 1,789.00     $ 3,852.00
EQ/Van Kampen Emerging Markets Equity     $ 2,089.00     $ 4,422.00
EQ/Van Kampen Mid Cap Growth              $ 1,815.00     $ 3,902.00
EQ/Van Kampen Real Estate                 $ 1,947.00     $ 4,156.00
----------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.


18 Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2007.



                                                                    Fee table 19

1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type of contract purchased. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract. If the Guaranteed withdrawal benefit for life is elected, both the owner and the annuitant named in the contact must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are ages 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------

The "owner" is the person who is the measuring life for GWBL. The "annuitant" is the person who is the measuring life for all other contract benefits. The annuitant is not necessarily the contract owner.

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                 Available        Minimum
Contract type    for issue ages   contributions                   Source of contributions        Limitations on contributions+
---------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85     o $5,000 (initial)              o After-tax money.             o If issue age is 83 or younger,
                                                                                                   no additional contributions
                                  o $500 (additional)             o Paid to us by check or         may be made after attain-
                                                                    transfer of contract value     ment of age 84, or, if later,
                                  o $100 monthly and $300           in a tax-deferred exchange     the first contract date
                                    quarterly under our auto-       under Section 1035 of the      anniversary.
                                    matic investment program        Internal Revenue Code.
                                    (additional).                                                o If issue age is 84 or older,
                                                                                                   additional contributions may
                                                                                                   be made up to one year
                                                                                                   from contract issue.
---------------------------------------------------------------------------------------------------------------------------------


20 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------
                 Available        Minimum
Contract type    for issue ages   contributions         Source of contributions          Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 85    o $5,000 (initial)    o Eligible rollover distribu-    o If issue age is 83 or younger,
                                                          tions from 403(b) plans,         no additional contributions
                                  o $50 (additional)      qualified plans, and govern-     may be made after attain-
                                                          mental employer 457(b)           ment of age 84, or, if later,
                                                          plans.                           the first contract date
                                                                                           anniversary.
                                                        o Rollovers from another
                                                          traditional individual         o If issue age is 84 or older,
                                                          retirement arrangement.          additional contributions may
                                                                                           be made up to one year
                                                        o Direct custodian-to-             from contract issue.
                                                          custodian transfers from
                                                          another traditional indi-      o Contributions after age 70-1/2
                                                          vidual retirement                must be net of required
                                                          arrangement.                     minimum distributions.

                                                        o Regular IRA contributions.     o Although we accept regular
                                                                                           IRA contributions (limited to
                                                        o Additional catch-up              $5,000) under rollover IRA
                                                          contributions.                   contracts, we intend that
                                                                                           this contract be used prima-
                                                                                           rily for rollover and direct
                                                                                           transfer contributions.

                                                                                         o Additional catch-up contri-
                                                                                           butions of up to $1,000 per
                                                                                           calendar year where the
                                                                                           owner is at least age 50 but
                                                                                           under age 70-1/2 at any time
                                                                                           during the calendar year for
                                                                                           which the contribution is
                                                                                           made.
------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

------------------------------------------------------------------------------------------------------------------------------
                 Available        Minimum
Contract type    for issue ages   contributions         Source of contributions          Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------
Roth Conversion  20 through 85    o $5,000 (initial)    o Rollovers from another         o If issue age is 83 or younger
IRA                                                       Roth IRA.                        no additional contributions
                                  o $50 (additional)                                       may be made after attain-
                                                        o Rollovers from a "desig-         ment of age 84, or, if later,
                                                          nated Roth contribution          the first contract date anni-
                                                          account" under a 401(k)          versary.
                                                          plan or 403(b) plan.
                                                                                         o If issue age is 84 or older,
                                                        o Conversion rollovers from a      additional contributions may
                                                          traditional IRA or other         be made up to one year
                                                          eligible retirement plan.        from contract issue.

                                                        o Direct transfers from          o Conversion rollovers after
                                                          another Roth IRA.                age 70-1/2 must be net of
                                                                                           required minimum distribu-
                                                        o Regular Roth IRA contribu-       tions for the traditional IRA
                                                          tions.                           or other eligible retirement
                                                        o Additional catch-up              plan, which is the source of
                                                          contributions.                   the conversion rollover.

                                                                                         o You cannot roll over funds
                                                                                           from a traditional IRA or
                                                                                           other eligible retirement
                                                                                           plan if your adjusted gross
                                                                                           income is $100,000 or
                                                                                           more.

                                                                                         o Although we accept regular
                                                                                           Roth IRA contributions (lim-
                                                                                           ited to $5,000) under Roth
                                                                                           IRA contracts, we intend
                                                                                           that this contract be used
                                                                                           primarily for rollover and
                                                                                           direct transfer contributions.

                                                                                         o Additional catch-up contri-
                                                                                           butions of up to $1,000 per
                                                                                           calendar year where the
                                                                                           owner is at least age 50 at
                                                                                           any time during the calendar
                                                                                           year for which the contribu-
------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------
                 Available        Minimum
Contract type    for issue ages   contributions         Source of contributions          Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------
Rollover TSA*    20 through 85    o $5,000 (initial)    o With documentation of          o If issue age is 83 or younger,
                                                          employer or plan approval,       no additional contributions
                                  o $500 (additional)     and limited to pre-tax           may be made after attain-
                                                          funds, direct plan-to-plan       ment of age 84,or, if later,
                                                          transfers from another           the first contract date
                                                          403(b) plan or contract          anniversary.
                                                          exchanges from another
                                                          403(b) contract under the      o If issue age is 84 or older,
                                                          same plan.                       additional contributions may
                                                                                           be made up to one year
                                                                                           from contract issue.
                                                        o With documentation of
                                                          employer or plan approval,     o Contributions after age 70-1/2
                                                          and limited to pre-tax           must be net of any required
                                                          funds, eligible rollover dis-    minimum distributions.
                                                          tributions from other 403(b)
                                                          plans, qualified plans, gov-   o We do not accept employer-
                                                          ernmental employer 457(b)         remitted contributions.
                                                          plans or traditional IRAs.
                                                                                         o We do not accept after-tax
                                                                                           contributions, including des-
                                                                                           ignated Roth contributions.

------------------------------------------------------------------------------------------------------------------------------
QP               20 through 75    o $5,000 (initial)    o Only transfer contributions   o A separate QP contract must
                                                          from other investments          be established for each plan
                                  o $500 (additional)     within an existing defined      participant.
                                                          contribution qualified plan
                                                          trust.                         o We do not accept regular
                                                                                           ongoing payroll contribu-
                                                        o The plan must be qualified       tions or contributions
                                                          under Section 401(a) of the      directly from the employer.
                                                          Internal Revenue Code.
                                                                                         o Only one additional transfer
                                                        o For 401(k) plans, trans-         contribution may be made
                                                          ferred contributions may         during a contract year.
                                                          not include any after-tax
                                                          contributions, including       o No additional transfer con-
                                                          designated Roth contribu-        tributions after participant's
                                                          tions.                           attainment of age 76 or, if
                                                                                           later, the first contract date
                                                                                           anniversary.

                                                                                         o Contributions after age 70-1/2
                                                                                           must be net of any required
                                                                                           minimum distributions.

                                                                                         o We do not accept contribu-
                                                                                           tions from defined benefit
                                                                                           plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 23

--------------------------------------------------------------------------------------------------------------------------------
                  Available        Minimum
Contract type     or issue ages    contributions              Source of contributions           Limitations on contributions+
--------------------------------------------------------------------------------------------------------------------------------
Flexible Premium  20 through 70    o $2,000 (initial)         o Regular traditional IRA         o No regular IRA contributions
IRA                                                             contributions.                    in the calendar year you turn
                                  o $50 (additional)                                              age 70-1/2 and thereafter.
                                                              o Additional catch-up
                                  o $50 under our automatic     contributions.                  o Regular contributions may
                                    investment program (addi-                                     not exceed $5,000.
                                    tional).                  o Eligible rollover distribu-
                                                                tions from 403(b) plans,        o Additional catch-up contri-
                                                                qualified plans, and govern-      butions of up to $1,000 per
                                                                mental employer 457(b)            calendar year where the
                                                                plans.                            owner is at least age 50 but
                                                                                                  under age 70-1/2 at any time
                                                              o Rollovers from another            during the calendar year for
                                                                traditional individual retire-    which the contribution is
                                                                ment arrangement.                 made.

                                                              o Direct custodian-             o  Although we accept rollover
                                                                to-custodian transfers from      and direct transfer contribu-
                                                                another traditional indi-        tions under the Flexible
                                                                vidual retirement                Premium IRA contract, we
                                                                arrangement.                     intend that this contract be
                                                                                                 used for ongoing regular
                                                                                                 contributions.

                                                                                                o Rollover and direct transfer
                                                                                                  contributions may be made
                                                                                                  up to attainment of age 84.

                                                                                                o Rollover and direct transfer
                                                                                                  contributions after age 70-1/2
                                                                                                  must be net of required
                                                                                                  minimum distributions.
--------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

--------------------------------------------------------------------------------------------------------------------------------

                  Available        Minimum
Contract type     for issue ages   contributions                 Source of contributions        Limitations on contributions+
--------------------------------------------------------------------------------------------------------------------------------
Flexible Premium  20 through 85    o $2,000 (initial)            o Regular Roth IRA             o If issue age is 83 or younger,
Roth IRA                                                           contributions.                 no additional contributions
                                   o $50 (additional)                                             may be made after the
                                                                 o Additional catch-up            attainment of age 84, or, if
                                   o $50 under our automatic       contributions.                 later, the first contract date
                                     investment program (addi-                                    anniversary.
                                     tional).                    o Rollovers from another
                                                                   Roth IRA.                    o If issue age is 84 or older,
                                                                                                  additional contributions may
                                                                 o Rollovers from a "desig-       be made up to one year
                                                                   nated Roth contribution        from contract issue.
                                                                   account" under a 401(k)
                                                                   plan or 403(b) plan.         o Contributions are subject to
                                                                                                  income limits and other tax
                                                                 o Conversion rollovers from a    rules.
                                                                   traditional IRA or other
                                                                   eligible retirement plan.    o Regular Roth IRA contribu-
                                                                                                  tions may not exceed
                                                                 o Direct transfers from          $ 5,000.
                                                                   another Roth IRA.
                                                                                                o Additional catch-up contri-
                                                                                                  butions of up to $1,000 per
                                                                                                  calendar year where the
                                                                                                  owner is at least age 50 at
                                                                                                  any time during the calendar
                                                                                                  year for which the contribu-
                                                                                                  tion is made.

                                                                                                o Although we accept rollover
                                                                                                  and direct transfer contribu-
                                                                                                  tions under the Flexible
                                                                                                  Premium Roth IRA contract,
                                                                                                  we intend that this contract
                                                                                                  be used for ongoing regular
                                                                                                  Roth IRA contributions.
--------------------------------------------------------------------------------------------------------------------------------
Inherited IRA     0-70             o $5,000 (initial)            o Direct custodian-to-         o Any additional contributions
Beneficiary                                                        custodian transfers of your    must be from the same type
Continuation                       o $1,000 (additional)           interest as a death benefi-    of IRA of the same deceased
Contract (tradi-                                                   ciary of the deceased          owner.
tional IRA or                                                      owner's traditional indi-
Roth IRA)                                                          vidual retirement            o Non-spousal beneficiary
                                                                   arrangement or Roth IRA to     direct rollover contributions
                                                                   an IRA of the same type.       from qualified plans, 403(b)
                                                                                                  plans and governmental
                                                                                                  employer 457(b) plans may
                                                                                                  be made to a traditional
                                                                                                  Inherited IRA contract under
                                                                                                  specified circumstances.
--------------------------------------------------------------------------------------------------------------------------------



+ If you purchase Guaranteed principal benefit option 2, no contributions are permitted after the six month period beginning on the contract date. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.

* Rollover TSA contracts may not be available from all selling broker-dealers.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


                                               Contract features and benefits 25

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

If the Spousal protection feature is elected, the spouses must be joint owners, one of the spouses must be the annuitant, and both must be named as the only primary beneficiaries. If the Spousal continuation feature is available under your contract, for Single life contracts, the surviving spouse must be the sole primary beneficiary for it to apply. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

For NQ contracts, in which the Guaranteed withdrawal benefit is elected (with a single owner, Joint life, or a non-natural owner) that are purchased through an exchange that is not taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. We also permit joint annuitants in non-exchange sales if you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. In all cases, the joint annuitants must be spouses.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner, if GWBL is elected. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts and contracts in which GWBL is not elected, all benefits are based on the age of the annuitant. If GWBL is elected, the terms owner and successor owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner.


PURCHASE CONSIDERATIONS FOR CHARITABLE REMAINDER TRUSTS

If you are purchasing this contract to fund a charitable remainder trust and elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life ("GWBL"), or the Annual Ratchet to age 85 enhanced death benefit, you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, the GWBL and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.



--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
--------------------------------------------------------------------------------

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to


26  Contract features and benefits
keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."

--------------------------------------------------------------------------------


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the following variable investment options: the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio ("permitted variable investment options").



VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers.




                                              Contract features and benefits  27

PORTFOLIOS OF THE TRUSTS

The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including the Guaranteed withdrawal benefit for life which restricts allocations to the permitted variable investment options. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY
                                                                                        o ClearBridge Advisors, LLC

                                                                                        o Legg Mason Capital Management, Inc.

                                                                                        o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital      o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                        o Pacific Investment Management Company
                                                                                          LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                              o Invesco Aim Capital Management, Inc.

                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current        o Pacific Investment Management Company
                              income and capital appreciation.                            LLC

                                                                                        o Post Advisory Group, LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY
                                                                                        o JPMorgan Investment Management Inc.

                                                                                        o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------


28 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                             applicable)
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY
                                                                                      o Janus Capital Management LLC

                                                                                      o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o RCM Capital Management LLC
 GROWTH
                                                                                      o TCW Investment Management Company

                                                                                      o T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE
                                                                                      o Institutional Capital LLC

                                                                                      o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH
                                                                                      o Franklin Advisers, Inc.

                                                                                      o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC

                                                                                      o TCW Investment Management Company

                                                                                      o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Eagle Asset Management, Inc.
 GROWTH
                                                                                      o Wells Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Franklin Advisory Services, LLC
 VALUE
                                                                                      o Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                           o Firsthand Capital Management, Inc.

                                                                                      o RCM Capital Management LLC

                                                                                      o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 MON STOCK
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 NATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                 o AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.       o Ariel Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 29

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE        Seeks to increase value through bull markets and bear     o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY            markets using strategies that are designed to limit
                              exposure to general equity market risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Seeks to achieve capital appreciation and secondarily,    o BlackRock Investment Management, LLC
 EQUITY                       income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of   o BlackRock Investment Management
 VALUE                        income, accompanied by growth of capital.                   International Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks to achieve a combination of growth and income to    o Boston Advisors, LLC
 INCOME                       achieve an above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.          o Calvert Asset Management Company, Inc.
 RESPONSIBLE
                                                                                        o Bridgeway Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                         o Caywood-Scholl Capital Management
 YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of capital.             o Davis Selected Advisers, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                              approximates the total return performance of the S&P
                              500 Index, including reinvestment of dividends, at a
                              risk level consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks to achieve capital growth and current income.       o Evergreen Investment Management
 BOND                                                                                     Company, LLC

                                                                                        o First International Advisors, LLC (dba
                                                                                          "Evergreen International")
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks to achieve long-term capital growth.                o Evergreen Investment Management
                                                                                          Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks to achieve long-term growth of capital.             o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects      o Franklin Advisers, Inc.
                              for capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   Seeks to achieve long-term total return.                  o Franklin Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily      o AXA Equitable
 FOUNDING STRATEGY            seeks income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                    o GAMCO Asset Management Inc.
 ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                   o GAMCO Asset Management Inc.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.             o AXA Equitable

                                                                                        o Mellon Capital Management Corporation

                                                                                        o Wentworth Hauser and Violich, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                    o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------


30 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                               applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with     o JPMorgan Investment Management Inc.
                               moderate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Seeks to achieve long-term capital appreciation.         o JPMorgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS         Seeks to achieve long-term growth of capital with a      o AXA Equitable
                               secondary objective to seek reasonable current income.
                               For purposes of this Portfolio, the words "reasonable    o Institutional Capital LLC
                               current income" mean moderate income.
                                                                                        o Mellon Capital Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Seeks to provide long-term capital growth.               o AXA Equitable

                                                                                        o Marsico Capital Management, LLC

                                                                                        o Mellon Capital Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks to achieve long-term growth of capital.            o Legg Mason Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation        o BlackRock Financial Management, Inc.
                               through investment in long-maturity debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of      o Lord Abbett & Co. LLC
 INCOME                        income without excessive fluctuation in market value.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Seeks to achieve capital appreciation and growth of      o Lord Abbett & Co. LLC
 CORE                          income with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.                   o Lord Abbett & Co. LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks to achieve long-term growth of capital.            o Marisco Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Seeks to achieve long-term capital appreciation.         o AXA Equitable

                                                                                        o Mellon Capital Management Corporation

                                                                                        o Wellington Management Company LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income,          o The Dreyfus Corporation
                               preserve its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                   o Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES              Seeks to achieve capital appreciation, which may          o Franklin Mutual Advisers, LLC
                               occasionally be short-term, and secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks to achieve capital appreciation.                   o OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve long-term capital appreciation.         o OppenheimerFunds, Inc.
 OPPORTUNITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve capital appreciation.                   o Oppenheimer Funds, Inc.
 SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks to achieve maximum real return consistent with     o Pacific Investment Management Company,
                               preservation of real capital and prudent investment        LLC
                               management.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks to achieve current income with reduced volatility  o BlackRock Financial Management, Inc.
                               of principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the    o AllianceBernstein L.P.
                               deduction of Portfolio expenses) the total return of
                               the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 31

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name              Objective                                                   applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and         o T. Rowe Price Associates, Inc.
 STOCK                      secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH         Seeks to achieve long-term capital growth.                  o Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital               o UBS Global Asset Management
                            appreciation with income as a secondary consideration.        (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                 o Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks to achieve long-term capital appreciation.            o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Seeks to achieve capital growth.                            o Morgan Stanley Investment Management Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE   Seeks to provide above average current income and           o Morgan Stanley Investment Management Inc.
                            long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



32 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)   the minimum interest rate guaranteed over the life of the contract,

(2)   the yearly guaranteed interest rate for the calendar year, and

(3)   the current interest rate.


We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges.

Your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2008 is 2.75%. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.



FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

Under the Special 10 year fixed maturity option, additional contributions will have the same maturity date as your initial contribution (see "The guaranteed principal benefits" below). The rate to maturity you will receive for each additional contribution is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.



On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.


Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.


YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b)   withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2008, the next available maturity date was February 15, 2015. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for withdrawal charges) of a portion of the amount in the fixed maturity option will be a percentage of the market



                                              Contract features and benefits  33
value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)   the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, the guaranteed principal benefits or dollar cost averaging. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



SELF-DIRECTED ALLOCATION


You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option and fixed maturity options. No more than 25% of any contribution may be allocated to the guaranteed interest option. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.



THE GUARANTEED PRINCIPAL BENEFITS


We offer a guaranteed principal benefit ("GPB") with two options. You may only elect one of the GPBs. Neither GPB is available under Inherited IRA contracts. We will not offer either GPB when the rate to maturity for the applicable fixed maturity option is 3%. If you elect either GPB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. Both GPB options allow you to allocate a portion of your contribution or contributions to the variable investment options, while ensuring that your account value will at least equal your contributions adjusted for withdrawals and transfers on a specified date. GPB Option 2 generally provides you with the ability to allocate more of your contributions to the variable investment options than could be allocated using GPB Option 1.


You may elect GPB Option 1 only if the annuitant is age 80 or younger when the contract is issued (after age 75, only the 7-year fixed maturity option is available). You may elect GPB Option 2 only if the annuitant is age 75 or younger when the contract is issued. GPB Option 2 is not available for purchase with any Flexible Premium IRA contract whether traditional or Roth. If you are purchasing an IRA, QP or Rollover TSA contract, before you either purchase GPB Option 2 or elect GPB Option 1 with a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should consider whether your value in the variable investment options, guaranteed interest option and permissible funds outside this contract are sufficient to meet your required minimum distributions. See "Tax information" later


34  Contract features and benefits
in this Prospectus. If you elect GPB Option 2 and change ownership of the contract, GPB Option 2 will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.



GUARANTEED PRINCIPAL BENEFIT OPTION 1. Under GPB Option 1, you select a fixed maturity option at the time you sign your application. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The percentage of your contribution allocated to the fixed maturity option will be calculated based upon the rate to maturity then in effect for the fixed maturity option you choose. Your contract will contain information on the amount of your contribution allocated to the fixed maturity option. If you make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under GPB Option 1. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You may allocate the rest of your initial contribution to the investment options and guaranteed interest option however you choose (unless you elect a dollar cost averaging program, in which case the remainder of your initial contribution must be allocated to the dollar cost averaging program). Upon the maturity date of the fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." There is no charge for GPB Option 1.


GUARANTEED PRINCIPAL BENEFIT OPTION 2. You may purchase GPB Option 2 at the time you apply for your contract. IF YOU PURCHASE GPB OPTION 2, YOU MAY NOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR CONTRACT AFTER SIX MONTHS FROM THE CONTRACT ISSUE DATE OR AT ANY EARLIER TIME IF AT SUCH TIME THE THEN APPLICABLE RATE TO MATURITY ON THE SPECIAL 10 YEAR FIXED MATURITY OPTION IS 3%. Therefore, any discussion in this Prospectus that involves any additional contributions after the first six months will be inapplicable.

We specify the portion of your initial contribution, and any additional permitted contributions, to be allocated to a Special 10 year fixed maturity option. Your contract will contain information on the percentage of applicable contributions allocated to the Special 10 year fixed maturity option. You may allocate the rest of your contributions among the investment options (other than the Special 10 year fixed maturity option) however you choose, as permitted under your contract (unless you elect a dollar cost averaging program, in which case all contributions, other than amounts allocated to the Special 10 year fixed maturity option, must be allocated to the dollar cost averaging program). The Special 10 year fixed maturity option will earn interest at the specified rate to maturity then in effect.

If on the 10th contract date anniversary, your annuity account value is less than the amount that is guaranteed under GPB Option 2, we will increase your annuity account value to be equal to the guaranteed amount under GPB Option 2. Any such additional amounts added to your annuity account value will be allocated to the EQ/Money Market investment option. After the maturity date of the Special 10 year fixed maturity option, the guarantee under GPB Option 2 will terminate. Upon the maturity date of the Special 10 year fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." The guaranteed amount under GPB Option 2 is equal to your initial contribution adjusted for any additional permitted contributions, transfers out of the Special 10 year fixed maturity option and withdrawals from the contract (see "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus). Any transfers or withdrawals from the Special 10 year fixed maturity option will also be subject to a market value adjustment (see "Market value adjustment" under "Fixed maturity options" above in this section).

Once you purchase the Guaranteed principal benefit option 2, you may not voluntarily terminate this benefit. GPB Option 2 will terminate if the contract terminates before the maturity date of the Special 10 year fixed maturity option. If the owner and the annuitant are different people and the owner dies before the maturity date of the Special 10 year fixed maturity option, we will continue GPB Option 2 only if the contract can continue through the maturity date of the Special 10 year fixed maturity option. If the contract cannot so continue, we will terminate GPB Option 2. GPB Option 2 will continue where there is a successor owner/annuitant. GPB Option 2 will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a fee associated with GPB Option 2 (see "Charges and expenses" later in this Prospectus). You should note that the purchase of GPB Option 2 is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued. If you later decide that you would like to make additional contributions to the Accumulator(R) contract, we may permit you to purchase another contract. If we do, however, you should note that we do not reduce or waive any of the charges on the new contract, nor do we guarantee that the features available under this contract will be available under the new contract. This means that you might end up paying more with respect to certain charges than if you had simply purchased a single contract (for example, the administrative charge).


The purchase of GPB Option 2 is also not appropriate if you plan on terminating your contract before the maturity date of the Special 10 year fixed maturity option. In addition, because we prohibit contributions to your contract after the first six months, certain contract benefits that are dependent upon contributions or account value will be limited (for example, the guaranteed death benefit). You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option or other fixed maturity options, the purchase of GPB Option 2 may not be appropriate because of the guarantees already provided by these options. An



                                              Contract features and benefits  35
example of the effect of GPB Option 1 and GPB Option 2 on your annuity contract is included in Appendix VI later in this Prospectus.

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it.

You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.


If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.


GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.


If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.


If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.



INVESTMENT SIMPLIFIER


Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.



36  Contract features and benefits

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. On the last day of each month, we check to see whether you have at least $7,500 in the guaranteed interest option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


                       ----------------------------------


You may not currently participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing Program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging. If you elect a GPB and a dollar cost averaging program, 100% of your contributions not allocated to the fixed maturity option under the GPB must be allocated to the dollar cost averaging program you elect. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


6% ROLL-UP TO AGE 85 (USED FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:


o your initial contribution and any additional contributions to the contract; plus

o     daily roll-up; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


The effective annual roll-up rate credited to the benefit base is:


o 6% with respect to the variable investment options (other than EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond), and the account for special dollar cost averaging; and

o 3% with respect to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, and EQ/Short Duration Bond, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the annuitant's 85th birthday.


ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:


                                              Contract features and benefits  37

o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract date anniversary up to the contract date anniversary following the annuitant's 85th birthday if GWBL is not elected (following the owner's or older spouse's (for Joint life contracts) 85th birthday if GWBL is elected), plus any contributions made since the most recent ratchet, less

      o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus).

GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. The benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in this Prospectus.



ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


GUARANTEED MINIMUM INCOME BENEFIT OPTION

The Guaranteed minimum income benefit is available if the annuitant is age 20 through 75 at the time the contract is issued. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


If you are purchasing this contract as an Inherited IRA or if you elect a GPB option or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are purchasing this contract to fund a Charitable Remainder Trust, the Guaranteed minimum income benefit is not available, except for certain split-funded Charitable Remainder Trusts. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit.
See" How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. If the owner and annuitant are different in an NQ contract, there may be circumstances where the benefit may not be exercisable after an owner's death.


If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:

-----------------------------------------------------------------
                       Level payments
-----------------------------------------------------------------
                                     Period certain years
      Annuitant's           -------------------------------------
   age at exercise                    IRAs           NQ
-----------------------------------------------------------------
   75 and younger                      10            10
         76                             9            10
         77                             8            10
         78                             7            10
         79                             7            10
         80                             7            10
         81                             7             9
         82                             7             8
         83                             7             7
         84                             6             6
         85                             5             5
-----------------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------
When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, at guaranteed annuity purchase factors, or (ii) the income provided by applying your account value at our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit


38  Contract features and benefits
base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.


Before you elect the Guaranteed minimum income benefit you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option) or the loan reserve account under Rollover TSA contracts.


---------------------------------------------------------
                              Guaranteed minimum
      Contract date        income benefit -- annual
 anniversary at exercise   income payable for life
---------------------------------------------------------
            10                      $11,891
            15                      $18,597
---------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. You will be eligible to exercise the Guaranteed minimum income benefit during your life and the annuitant's life, as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's 85th birthday;


(ii) if the annuitant was age 75 when the contract was issued the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's attainment of age 85;

(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise.

(iv) for Accumulator(R) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;


(v)   a successor owner/annuitant may only continue the Guaranteed

                                              Contract features and benefits  39
      minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the successor owner/annuitant must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The successor owner/annuitant's age on the date of the annuitant's death replaces the annuitant's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules. If you elect Spousal Protection and the spouse who is the annuitant dies, the above rules apply if the contract is continued by the surviving spouse as the successor owner/annuitant; and

(vi) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

o A successor owner who is not the annuitant may not be able to exercise the guaranteed minimum income benefit without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract anniversary on which you could exercise the benefit.

o If the successor owner is the annuitant, the guaranteed minimum income benefit continues only if the benefit could be exercised under the rules described above on a contract anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the guaranteed minimum income benefit cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

o If you designate your surviving spouse as successor owner, the guaranteed minimum income benefit continues and your surviving spouse may exercise the benefit according to the rules described above even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

      See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.

      Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT


Your contract provides a standard death benefit. If you do not elect the Annual Ratchet to age 85 enhanced death benefit described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges), and any taxes that apply. The standard death benefit is the only death benefit available for annuitant ages 76 through 85 at issue (or owner ages 76 through 85 at issue, if GWBL is elected). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect the Annual Ratchet to age 85 enhanced death benefit, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your Annual Ratchet to age 85 enhanced death benefit on the date of the annuitant's death, adjusted for subsequent withdrawals (and associated withdrawal charges) and taxes that apply, whichever provides the higher amount. If you elect GWBL, the death benefit is payable upon the owner's death or the second to die of the owner and successor owner (or upon the annuitant's death or the second to die of the joint annuitants under a contract with a non-natural owner). If you elect the Spousal protection option, the Guaranteed minimum death benefit is based on the age of the older spouse, who may or may not be the annuitant, for the life of the contract. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.

If you elect the Annual Ratchet to age 85 enhanced death benefit option and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, the Annual Ratchet to age 85 enhanced death benefit will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT APPLICABLE FOR AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

The Annual Ratchet to age 85 enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base."


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10


40  Contract features and benefits
year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

See Appendix IV later in this Prospectus for an example of how we calculate the Annual Ratchet to age 85 enhanced death benefit.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 56. GWBL is not available if you have elected the Guaranteed minimum income benefit, either Guaranteed principal benefit option or Spousal protection. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus. Your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this Prospectus. Although you may make withdrawals from your contract prior to reaching age 59-1/2, such a withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount and therefore significantly reduce or eliminate the value of the GWBL. Please see "Effect of Excess withdrawals" below.

You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or
(ii) replace the original successor owner with your new spouse. This can only be done before the later of age 59-1/2 or when the first withdrawal is made from the contract. If the successor owner is dropped before the later of age 59-1/2 or when the first withdrawal is made from the contract, the Applicable percentage will be based on the owner's life on a Single life basis. After the later of age 59-1/2 or when the first withdrawal is made, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the later of age 59-1/2 or when the first withdrawal is made, the Applicable percentage will continue to be based on the Joint life tier described later in this Prospectus. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the later of age 59-1/2 or when the first withdrawal is made. If the joint annuitant is dropped before the later of age 59-1/2 or when the first withdrawal is made from the contract, the Applicable percentage will be based on the annuitant's life on a Single life basis. After the later of age 59-1/2 or when the first withdrawal is made, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the later of age 59-1/2 or when the first withdrawal is made, the Applicable percentage will continue to be based on the Joint life tier described later in this Prospectus.


Joint life QP and TSA contracts are not permitted. This benefit is not available under an Inherited IRA contract. Loans are not available under TSA contracts. If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and Annuitant requirements" earlier in this Prospectus for more information on charitable remainder trusts.


The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals prior to age 59-1/2 or in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to take withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.

For traditional IRAs and TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.



                                              Contract features and benefits  41

GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o     Your GWBL benefit base increases by any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "7% deferral bonus."

o Your GWBL benefit base may be increased by the 200% Initial GWBL benefit base guarantee, as described later in this Prospectus.

o Your GWBL benefit base is not reduced by withdrawals except any withdrawal made prior to age 59-1/2 and those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal made at or after age 59-1/2. For Joint life contracts, the initial Applicable percentage is based on the age of the younger owner or successor owner, at the time of the first withdrawal made at or after age 59-1/2. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:




--------------------------------------------
 Age             Applicable percentage*
--------------------------------------------
                Single life    Joint life
--------------------------------------------
59-1/2-75          5.0%           4.5%
76-85              6.0%           5.5%
86 and older       7.0%           6.5%

--------------------------------------------
* Prior to age 59-1/2, the Applicable percentage is 0%.

Under a Joint life contract, if the owner or successor owner dies prior to the first withdrawal being taken from the contract at or after age 59-1/2, the survivor may notify us to change the status of the contract to a Single life contract, and the Applicable percentage will be based on the survivor's life on a Single life basis. If the owner or successor owner dies after the first withdrawal is taken from the contract at or after age 59-1/2, the Applicable percentage will continue to be on a Joint life basis.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw any amount before age 59-1/2 or more than your Guaranteed annual withdrawal amount in any contract year. For any withdrawal made prior to age 59-1/2 and any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.


You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL" later in this Prospectus.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the




42  Contract features and benefits

GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" later in this Prospectus.


7% DEFERRAL BONUS

At no additional charge, in each contract year in which you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 7% of your total contributions. This 7% deferral bonus is applicable for the life of the contract, subject to certain restrictions.

We will apply the 7% deferral bonus to your GWBL benefit base on each contract date anniversary until you make a withdrawal from your contract. In a contract year following an Annual Ratchet (described above), the deferral bonus will be applied to your GWBL benefit base on each contract date anniversary until you make a withdrawal. However, no deferral bonus is applied on a contract date anniversary on which an Annual Ratchet occurs.

Once you make a withdrawal, we will not apply the deferral bonus in future years unless you meet one of the exceptions that would allow you to continue to receive the deferral bonus. Those exceptions are described as follows:

o You are eligible to receive the 7% deferral bonus for any of your first ten contract years that you have not taken a withdrawal, even if you had taken a withdrawal in a prior year. For example, if you take your first withdrawal in the second contract year, you are still eligible to receive the deferral bonus in contract years three through ten. The deferral bonus is not applied in the contract year in which a withdrawal was made.

o You are eligible to receive the 7% deferral bonus to your GWBL benefit base on a contract date anniversary during the ten years following an Annual Ratchet, as long as no withdrawal is made in the same contract year. If a withdrawal is made during this ten-year period, no deferral bonus is applied in the contract year in which the withdrawal was made.

If the Annual Ratchet occurs on any contract date anniversary, for the next and subsequent contract years, the deferral bonus will be 7% of the most recent ratcheted GWBL benefit base, plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 7% deferral bonus will be calculated using the reset GWBL benefit base, plus any applicable contributions. The 7% deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a 7% deferral bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base but, as this adjustment is the result of the 7% deferral bonus rather than the Annual Ratchet, a new ten-year period, as described above, is not started by this adjustment to the GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value (if higher), and the 7% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 7% deferral bonus will still apply.

MATURITY DATE. The last deferral bonus will be applicable on the contract's maturity date. (See "Annuity maturity date" under "Accessing your money" later in this Prospectus.)

200% INITIAL GWBL BENEFIT BASE GUARANTEE

If you have not taken a withdrawal from the contract before the later of (i) the tenth contract date anniversary, or (ii) the contract date anniversary following the owner's (or younger joint life's) attained age 70, the GWBL benefit base will be increased to equal 200% of contributions made to the contract during the first 90 days, plus 100% of any subsequent contributions received after the first 90 days. There will be no increase if your GWBL benefit base already exceeds this initial GWBL benefit base guarantee. This is the only time that this special increase to the GWBL benefit base is available. However, you will continue to be eligible for the 7% deferral bonuses following this one-time increase.

SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.



                                              Contract features and benefits  43

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the Standard death benefit, which is available at no additional charge for owner issue ages 56-85, and (ii) the Annual Ratchet to age 85 enhanced death benefit, which is available for an additional charge for owner issue ages 56-75. For Joint life contracts, both spouses must meet the issue age requirements. See "Guaranteed minimum death benefit" earlier in this Prospectus for more information.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your contract.

o     No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life benefit and the Annual Ratchet to age 85 enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount, including any withdrawal made before age 59-1/2, may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" in your Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL" later in this Prospectus.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59-1/2. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ('`RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the



44  Contract features and benefits
      terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.



INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. Please speak with your financial professional for further information.

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.


The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from this contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from this contract.


o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.


o An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.


o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.


o    You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges, will apply as described in "Charges and expenses" later in this Prospectus.


o The Guaranteed minimum income benefit, Guaranteed with drawal benefit for life, successor owner/annuitant feature, special dollar cost averaging program, automatic investment program, GPB Options 1 and 2 and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.


o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.


o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected the Annual Ratchet to age 85 death benefit, it will no longer be in effect and the charge for the benefit will stop. The Guaranteed minimum death benefit will also no longer be in effect.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund. We will refund the full amount of your contribution. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. Under certain circumstances, this "free look" period may be longer. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you may apply for a contract with us again if:


                                              Contract features and benefits  45

o     you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.


If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.



46  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS


Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.


In addition, if applicable, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Guaranteed withdrawal benefit for life, and/or GPB Option 2 benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.



YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.



INSUFFICIENT ACCOUNT VALUE

If your account value in the variable investment options and the fixed maturity options is insufficient to pay the annual administrative charge, or any applicable charges for the guaranteed benefits, and you have no account value in the guaranteed interest option, your contract will terminate without value, and you will lose any applicable guaranteed benefits. See "Charges and expenses" later in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.



                                           Determining your contract's value  47

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:


o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment and affect your GPB.

o     No transfers are permitted into the Special 10 year fixed maturity option.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.


In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and the interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or


(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)   the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)   the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbi-



48 Transferring your money among investment options trage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



REBALANCING YOUR ACCOUNT VALUE


We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer two options: "Option I" and "Option II." Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing programs, you must tell us:

      (a) the percentage you want invested in each investment option (whole percentages only), and

      (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled. Cancellation requests can be made online through EQAccess. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment


                            Transferring your money among investment options  49
options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into, or a transfer out of the guaranteed interest option to initiate the rebalancing program, will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option I if you are participating in general dollar cost averaging. You may not elect Option II if you are participating in any dollar cost averaging program. If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.



50  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of your contract's current cash value, we will treat it as a request to surrender your contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the potential tax consequences of withdrawals, see "Tax information" later in this Prospectus.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" and "How withdrawals affect your GWBL," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.





--------------------------------------------------------------------------------
                                       Method of withdrawal
                  --------------------------------------------------------------
                     Auto-
                     matic                                             Lifetime
                    payment                           Pre-age 59-1/2   required
                     plans                               substan-       minimum
                    (GWBL                 System-        tially        distribu-
Contract             only)    Partial      atic           equal          tion
--------------------------------------------------------------------------------
NQ                   Yes        Yes         Yes            No             No
--------------------------------------------------------------------------------
Rollover IRA         Yes        Yes         Yes            Yes            Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA         Yes        Yes         Yes            Yes            Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                 Yes        Yes         Yes            Yes            No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA            Yes        Yes         Yes            Yes            No
--------------------------------------------------------------------------------
Inherited IRA         No        Yes         No             No             ***
--------------------------------------------------------------------------------
QP*                  Yes        Yes         No             No             Yes
--------------------------------------------------------------------------------
Rollover TSA**       Yes        Yes         Yes            No             Yes
--------------------------------------------------------------------------------
  * For QP contracts, all payments are made to the trust, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

  ** Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See "Tax Sheltered Annuity contracts
        (TSAs)" in "Tax information" later in this Prospectus.

  *** This contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you become eligible to receive Guaranteed annual withdrawals. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase following any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased following any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.



                                                        Accessing your money  51

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.


You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. This option is not available if you have elected a Guaranteed principal benefit or the Guaranteed withdrawal benefit for life.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

The substantially equal withdrawal option is not available if you have elected a guaranteed principal benefit or the Guaranteed withdrawal benefit for life.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts with-



52  Accessing your money
drawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.


Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.


FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.



HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option).



HOW WITHDRAWALS (AND TRANSFERS OUT OF THE SPECIAL 10 YEAR FIXED MATURITY OPTION) AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED PRINCIPAL BENEFIT OPTION 2


In general withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

Transfers out of the Special 10 year fixed maturity option will reduce the GPB Option 2 amount on a pro rata basis. In addition, if you make a contract withdrawal from the Special 10 year fixed maturity option, we will reduce your GPB Option 2 in a similar manner; however, the reduction will reflect both a transfer out of the Special 10 year fixed maturity option and a withdrawal from the contract. Therefore, the reduction in GPB Option 2 is greater when you take a contract withdrawal from the Special 10 year fixed maturity option than it would be if you took the withdrawal from another investment option.


Similar to the example above, if your account value is $30,000 and you withdraw $12,000 from the Special 10 year fixed maturity option, you have withdrawn 40% of your account value. If your GPB Option 2 benefit was $40,000 before the withdrawal, the reduction to reflect the transfer out of the Special 10 year fixed maturity option would equal $16,000 ($40,000 x .40). The amount used to calculate the reduction to reflect the withdrawal from the contract is $24,000 ($40,000 - $16,000). The reduction to reflect the withdrawal would


                                                        Accessing your money  53
equal $9,600 ($24,000 x .40), and your new benefit after the withdrawal would be $14,400 ($24,000 - $9,600).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the first example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

With respect to the Guaranteed minimum income benefit, withdrawals will reduce the benefit's 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the most recent contract date anniversary. Additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for the Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. As the Guaranteed annual withdrawal amount before age 59-1/2 is zero, any withdrawal you make before that age will exceed the Guaranteed annual withdrawal amount, and will be considered an Excess withdrawal. Excess withdrawals can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL") " in "Contract features and benefits" earlier in this Prospectus.

For purposes of calculating your GWBL, the amount of the excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" in "Charges and expenses" later in this Prospectus.



WITHDRAWALS TREATED AS SURRENDERS


If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life " in "Contract features and benefits," earlier in this Prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service." If you elect the GWBL option or a GPB, loans are not permitted.

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Please see "Tax information" later in this Prospectus for general rules applicable to loans.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)   the date annuity payments begin,

(2)   the date the contract terminates, and


(3) the date a death benefit is paid (the outstanding loan, including any accrued and unpaid loan interest, will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of



54  Accessing your money
the earliest maturity date(s) first. If FMO amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option). If amounts are withdrawn from the Special 10 year fixed maturity option, the guaranteed benefit will be adversely affected. See " How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2 earlier in this section.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE


If you do not elect GWBL, you may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

If you elect GWBL, you may surrender your contract to receive its cash value at any time while an owner is living and before you begin to receive annuity payments. All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" and "Annuity benefit" under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)   the New York Stock Exchange is closed or restricts trading,


(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or


(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater



                                                        Accessing your money  55
than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus for further information.




--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

If you purchase an Income Manager(R) contract in connection with the exercise of the Guaranteed minimum income benefit option, different



56  Accessing your money
payout options may apply, as well as various other differences. See "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(R) prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.


For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For fixed annuity period certain payout options only, the amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied.

The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.



ANNUITY MATURITY DATE


Your contract has a maturity date based on the annuitant's age by which you must either take a lump sum payment or select an annuity payout option. We will send a notice with the annual statement one year prior to the maturity age.

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. You will not be able to take withdrawals in addition to the payments under this annuity payout option. You will still be able to surrender the contract at any time for the remaining account value. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus, these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the Annual Ratchet to age 85 enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit. The minimum death benefit will be reduced pro rata by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

The maturity date by which you must take a lump sum payment or select an annuity payout option is as follows:




--------------------------------------------------------------------------------
                                            Maximum
                Issue age              Annuitization age
--------------------------------------------------------------------------------
                  0-80                        90
                  81                          91
                  82                          92
                  83                          93
                  84                          94
                  85                          95
--------------------------------------------------------------------------------

                                                        Accessing your money  57

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o     A mortality and expense risks charge

o     An administrative charge

o     A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.


o On each contract date anniversary, a charge for each optional benefit that you elect.


o On the first 10 contract date anniversaries -- a charge for GPB Option 2, if you elect this optional benefit.


o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes. An annuity administrative fee may also apply.


More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.


The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.


To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.75% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


Administrative charge. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


HOW CERTAIN CHARGES ARE DEDUCTED

With regard to the annual administrative, Annual Ratchet to age 85 enhanced death benefit, Guaranteed principal benefit option 2 and Guaranteed minimum income benefit charges, respectively, we will deduct the related charge, as follows for each: we will deduct the charge from your value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (not available if the Guaranteed principal benefit option is elected). If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, on a date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).



58  Charges and expenses

Deductions from the fixed maturity options (including the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.50%.

With regard to the annual administrative, the Annual Ratchet to age 85 enhanced death benefit and the Guaranteed minimum income benefit charges only, if your account value in the variable investment options and the fixed maturity options is insufficient to pay the applicable charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later. For more information, see "How certain charges are deducted" earlier in this section.

WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in this Prospectus.


The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                         Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
Percentage of
 contribution       7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see "Fixed maturity option withdrawal charge" below for the withdrawal charge schedule applicable to monies withdrawn from and transferred among the fixed maturity options.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.


For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.


FIXED MATURITY OPTIONS -- WITHDRAWAL CHARGES

The withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7% and will be determined by applying Alternate Scale I shown below. If you withdraw amounts that have been transferred from one fixed maturity option to another, we use Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.

The withdrawal charge may not exceed the withdrawal charge that would normally apply to the contract. If a contribution has been in the contract for more than 7 years and therefore would have no withdrawal charge, no withdrawal charge will apply. Use of an Alternate Scale can only result in a lower charge. We will compare the result of applying Alternate Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower withdrawal charge.



--------------------------------------------------------------------------------
Alternate Scale I                   Alternate Scale II
Year of investment in fixed matu-   Year of transfer within fixed
rity option*                        maturity option*
--------------------------------------------------------------------------------
Within year 1                7%     Within year 1                  5%
--------------------------------------------------------------------------------
  2                          6%        2                           4%
--------------------------------------------------------------------------------
  3                          5%        3                           3%
--------------------------------------------------------------------------------
  4                          4%        4                           2%
--------------------------------------------------------------------------------
  5                          3%        5                           1%
--------------------------------------------------------------------------------
  6                          2%     After year 5                   0
--------------------------------------------------------------------------------
  7                          1%
--------------------------------------------------------------------------------
After year 7                 0%     Not to exceed 1% times the
                                    number of years remaining in the
                                    fixed maturity option, rounded to
                                    the higher number of years. In
                                    other words, if 4.3 years remain,
                                    it would be a 5% charge.
--------------------------------------------------------------------------------
* Measured from the contract date anniversary prior to the date of the contribution or transfer

If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.



                                                        Charges and expenses  59

You should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower "free withdrawal amount" than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options. The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

Certain withdrawals. If you elected the Guaranteed minimum income benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year does not exceed 6% at the beginning of contract year 6% to age 85 Roll-Up benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base as long as it does not exceed the free withdrawal amount. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawal during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.


Disability, terminal illness, or confinement to nursing home. The withdrawal charge also does not apply if:


(i) The annuitant, if GWBL is not elected, or the owner (or older spouse under Joint life, if applicable), if GWBL is elected, has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy, if GWBL is not elected, or the owner's life expectancy (or older spouse under Joint life, if applicable), if GWBL is elected, is six months or less; or



(iii) The annuitant if GWBL is not elected, or the owner (or older spouse under Joint life, if applicable), if GWBL is elected, has been confined to a nursing home for more than 90 days as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      - its main function is to provide skilled, intermediate, or custodial nursing care;

      -     it provides continuous room and board to three or more persons;

      -     it is supervised by a registered nurse or licensed practical nurse;

      -     it keeps daily medical records of each patient;

      -     it controls and records all medications dispensed; and

      -     its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance.



GUARANTEED MINIMUM DEATH BENEFIT CHARGE


ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. For more information, see "How certain charges are deducted" earlier in this section.


STANDARD DEATH BENEFIT. There is no additional charge for the standard death benefit.


GUARANTEED PRINCIPAL BENEFIT OPTION 2


If you purchase GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal to 0.50% of the account value. For more information, see "How certain charges are deducted" earlier in this section.



GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract


60  Charges and expenses
date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary. For more information, see "How certain charges are deducted" earlier in this section.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life or Joint Life options, the charge is equal to 0.65%. We will deduct this charge from your value in the permitted variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered, annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value in the permitted variable investment options is insufficient to pay this charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GWBL BENEFIT BASE ANNUAL RATCHET CHARGE

If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge is 0.80%. The increased charge, if any will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION ADMINISTRATIVE FEE


We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.



CHARGES THAT THE TRUSTS DEDUCT


The Trusts deduct charges for the following types of fees and expenses:


o     Management fees ranging from 0.05% to 1.40%.

o     12b-1 fees of 0.25%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o     Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to 12b-1 fees. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.


Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS


We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  61

6. Payment of death benefit

--------------------------------------------------------------------------------


YOUR BENEFICIARY AND PAYMENT OF BENEFIT IF GWBL IS NOT ELECTED


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.


Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


Generally, the death of the annuitant terminates the contract. However, a surviving spouse who is the sole primary beneficiary of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The Successor owner/ annuitant feature is only available under NQ and individually owned IRA contracts (other than Inherited IRAs). See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death for purposes of receiving required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the Guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Guaranteed minimum income benefit if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Guaranteed minimum income benefit you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise rules" under "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:


o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (the "5-year rule"), or in a joint ownership situation, the death of the first owner to die.



62  Payment of death benefit

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o     A successor owner should consider naming a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a lump sum terminates all rights and any applicable guarantees under the contract, including the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life and the Guaranteed principal benefit Options 1 and 2. Subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT. If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be 85 or younger as of the date of the non-surviving spouse's death. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.


If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn.


We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.


o If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant's death, the Guaranteed minimum death benefit will no longer grow, and we will no longer charge for the benefit.


Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


For information on the operation of the successor owner/annuitant feature with the Guaranteed minimum income benefit, see "Exercise of Guaranteed minimum income benefit" under "Guaranteed minimum income benefit option" in "Contract features and benefits," earlier in this Prospectus.


SPOUSAL PROTECTION. Spousal protection is available for NQ contracts only. This feature permits spouses who are joint contract owners to increase the account value to equal the guaranteed minimum death benefit, if higher, upon the death of either spouse. This account value "step up" occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you may elect the Spousal protection option at the time you purchase your contract at no additional charge. Both spouses must be between the ages of 20 and 70 at the time the contract is issued and must each be named the primary beneficiary in the event of the other's death.

The annuitant's age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 enhanced death benefit, the benefit is based on the older spouse's age. The older spouse may or may not be the annuitant.

If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit or, if eligible, continue the contract as the sole owner/annuitant by electing the successor owner/annuitant option. If the non-annuitant spouse dies prior to annuitization, the



                                                    Payment of death benefit  63
surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:


o As of the date we receive due proof of the spouse's death, the account value will be reset to equal the Guaranteed minimum death benefit as of the date of the non-surviving spouse's death, if higher.

o The Guaranteed minimum death benefit continues to be based on the older spouse's age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/annuitant.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the successor owner/annuitant, if applicable. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If the annuitant dies first, withdrawal charges will no longer apply to any contributions made prior to the annuitant's death. If the non-annuitant spouse dies first, the withdrawal charge schedule remains in effect with regard to all contributions.


We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce but do not change the owner or primary beneficiary, Spousal protection continues.



YOUR BENEFICIARY AND PAYMENT OF BENEFIT IF GWBL IS ELECTED

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under Joint life contracts, the surviving spouse is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) as of the date we receive satisfactory proof of the owner's (or the second to die of the owner and successor owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or the second to die of the owner and successor owner's, if applicable) death adjusted for any subsequent withdrawals.

--------------------------------------------------------------------------------
Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively if the contract has a non-natural owner.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period and (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law.

In general, if the annuitant dies, the owner (or successor owner, if applicable and the owner is also deceased) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, as applicable.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For individually owned Joint life contracts, the successor owner becomes the sole owner upon the death of the owner. If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

Upon the death of the owner, for single owner contracts or, in the case of Joint life contracts, upon the death of the second of the owner or successor owner to die, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner continues the contract under the 5-year rule, in general, all



64  Payment of death benefit
guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT LIFE CONTRACT CONTINUATION

This section applies only with regard to Joint life contracts in which the successor owner has joint ownership rights and the owner and successor owner have divorced, but the successor owner has been neither dropped nor replaced or the contract has not been split, as described in the contract. Upon the death of either the owner or the successor owner, the survivor becomes the surviving owner.

The cash value of the contract must be paid to the surviving owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's or successor owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the surviving owner dies within five years of the owner or successor owner (as applicable), and the contract has continued in force, the guaranteed minimum death benefit will be paid to the beneficiary.

If the successor owner did not have joint ownership rights as discussed in this Prospectus, then in the case of the death of the successor owner where the contract was not split after a divorce, the contract continues as is with the sole owner. However, if the owner dies first, then the cash value must be distributed to the successor owner as described above.


SPOUSAL CONTINUATION

If you are the contract owner under a Single life contract and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries who are not also the Joint life must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. If you own a Joint life contract and your spouse survives you, the contract will automatically continue upon your death.

For Single life contracts, the spouse beneficiary may elect to receive the death benefit or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal your Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o Withdrawal charges will no longer apply to contributions made before your death. No additional contributions will be permitted.

o     The Guaranteed minimum death benefit will continue, as follows:

o     if you elected the Standard death benefit it will continue

o if you elected the Annual Ratchet to age 85 enhanced death benefit, and your spouse is age 75 or younger as of the date of your death and you were 84 or younger at death, the death benefit and charge will continue based on your spouse's age. If you were age 85 or older at death, we will reinstate the Annual Ratchet to age 85 enhanced death benefit. The benefit base which had previously been frozen at age 85 will now continue to grow until the contract date anniversary following the date your surviving spouse reaches age 85. If your spouse is 76 or older as of the date of your death, we will discontinue the death benefit and charge; however, we will freeze the benefit base as of the date of your death (reduced pro rata for any subsequent withdrawals), and pay it upon your spouse's death.

o     The Guaranteed withdrawal benefit for life and its charge will terminate.

For Joint life contracts:

o No death benefit is payable until the death of the surviving spouse. Your guaranteed minimum death benefit (and charge, if applicable) continues.

o if you elected the Annual Ratchet to age 85 enhanced death benefit, the benefit base will continue to ratchet until the contract date anniversary following the surviving spouse's age 85.

o Withdrawal charges will continue to apply to all contributions made both prior and subsequent to the deceased spouse's death. The right to make additional contributions under the contract is not affected by your death.


o The Guaranteed withdrawal benefit for life and its charge will remain in effect.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

If you divorce, Spousal continuation does not apply.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.



BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the Beneficiary continuation option is only available after the death of the second owner.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by


                                                    Payment of death benefit  65

September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:


o The contract continues with your name on it for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


o If you had elected the Guaranteed minimum income benefit, Guaranteed withdrawal benefit for life, the Annual Ratchet to age 85 enhanced death benefit or GPB Option 2 under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o     Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.


o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.


Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):


o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.


o     The beneficiary automatically replaces the existing annuitant.

o     The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


o If you had elected the Guaranteed minimum income benefit, Guaranteed withdrawal benefit for life, the Annual Ratchet to age 85 enhanced death benefit or GPB Option 2 under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.



66  Payment of death benefit

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o     Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.


o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant under a contract in which GWBL is not elected, or if the deceased is the owner under a contract in which GWBL is elected:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.


o     No withdrawal charges will apply to any withdrawals by the beneficiary.


If the owner and annuitant under a contract in which GWBL is not elected are not the same person:


o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o     The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.


If a contract in which GWBL is not elected is jointly owned:


o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.


o If the deceased joint owner was also the annuitant, see " If you are both the owner and annuitant under a contract in which GWBL is not elected, or if the deceased is the owner under a contract in which GWBL is elected" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant under a contract in which GWBL is not elected are not the same person" earlier in this section.



                                                    Payment of death benefit  67

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit, special dollar cost averaging, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the



68  Tax information
same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.



TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawal amounts and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.



ANNUITY PAYMENTS


Guaranteed annual withdrawal amounts that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.


For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


Section 1035 exchanges are generally not available after death of the owner.



SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract. The IRS has not specifically addressed the tax treatment of the Spousal protection benefit. Please consult with your tax adviser before electing this feature.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option


                                                             Tax information  69

      1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.



      The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken). Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.



INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o     Traditional IRAs, typically funded on a pre-tax basis; and,


o     Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).


AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions in traditional IRA and Roth IRA. We currently do not offer traditional IRA contracts for use as employer-funded SEP-IRA or SIMPLE IRA plans, although we may do so in the future.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.



70  Tax information

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payment (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter from the IRS to approve the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. We have received IRS opinion letters approving the respective forms of a similar traditional IRA and Roth IRA endorsement for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts.


We have submitted a form similar to the Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA and Roth IRA, respectively. We do not know if and when such approval may be granted,

Your right to cancel within a certain number of days

You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o     regular contributions out of earned income or compensation; or

o     tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-701/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.


If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

Cost of living indexing adjustments apply to the income limits to deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2008, AGI between $53,000 and $63,000 after adjustment.)

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for



                                                             Tax information  71
traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2008, AGI between $85,000 and $105,000 after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2008, AGI between $159,000 and $169,000 after adjustment).

To determine the deductible amount of the contribution for 2008, for example, you determine AGI and subtract $53,000 if you are single, or $85,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


  ($10,000-excess AGI)   times    the maximum     Equals    the adjusted
  -------------------      x       regular          =        deductible
   divided by $10,000            contribution               contribution
                                 for the year                   limit


Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($53,000, after cost of living indexing adjustment for 2008). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o     qualified plans;

o     governmental employer 457(b) plans;


o     403(b) plans; and


o     other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


There are two ways to do rollovers:

o     Do it yourself:
      You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you


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      receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.


o     Direct rollover:
      You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


      All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o     hardship withdrawals; or

o     corrective distributions that fit specified technical tax rules; or

o     loans that are treated as distributions; or

o     death benefit payments to a beneficiary who is not your surviving spouse;
      or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for record keeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o     regular contributions to a traditional IRA made after you reach age
      70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)   the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

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

(3)   you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, a 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Required minimum distributions


Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime


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required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity con-

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tract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


Successor owner and annuitant


If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.


Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.


To meet this last exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o     regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or



o tax-free rollover contributions from other Roth individual retire ment arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can con-



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tribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment);

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2008, $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2008, $116,000 after adjustment)..

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2008, between $159,000 and $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2008, between $101,000 and $116,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollover transactions between different plan types (for example, traditional IRA to Roth IRA).


You may make rollover contributions to a Roth IRA from these sources only:


o     another Roth IRA;



o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two- year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or



o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Beginning in 2008, amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan. You must meet AGI limits specified below.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting



                                                             Tax information  77

-- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.


To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o     Rollovers from a Roth IRA to another Roth IRA;


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

O     Direct transfers from a Roth IRA to another Roth IRA;

o     Qualified distributions from a Roth IRA; and

o     Return of excess contributions or amounts recharacterized to a traditional
      IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


o     you are age 59-1/2 or older; or


o     you die; or

o     you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2008 and the conversion contribution is made in 2009, the conversion contribution is treated as contributed prior to other conversion contributions made in 2009.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax


Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity con-



                                                             Tax information  79
tracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "traditional IRAs."

--------------------------------------------------------------------------------
The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which become fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)


The IRS and the Treasury Department recently published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules become fully effective on January 1, 2009, but various transition rules apply beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. As of January 1, 2009, employers sponsoring 403(b) plans must have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE ACCUMULATOR(R) TSA
CONTRACT

Because the Accumulator(R) TSA contract (i) was designed to be purchased through either an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another, or a rollover from another 403(b) arrangement and (ii) does not accept employer-remitted contributions, after September 24, 2007, exchanges to an Accumulator(R) TSA contract are extremely limited as described below. Accumulator(R) TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" 403(b) annuity contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

Contributions to an Accumulator(R) TSA contract after September 24, 2007, may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, the participants in that 403(b) plan are currently contributing to another AXA Equitable 403(b) annuity contract, or the employer agrees to enter into an information sharing agreement by January 1, 2009 with AXA Equitable with respect to the Accumulator(R) TSA contract.

AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.


CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS

Because of the "grandfathered" 403(b) annuity contract status of Accumulator(R) Rollover TSA contracts purchased prior to September 24, 2007 through Rev. Rul. 90-24 direct transfers, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.

EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to TSA contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions



80  Tax information
to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the annuity contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o     reaching age 59-1/2 even if still employed; or

o     disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) annuity contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) TSA contract.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o     the owner reaches age 59-1/2;

o     the owner dies;


                                                             Tax information  81

o     the owner becomes disabled (special federal income tax definition);

      or

o the owner takes hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract (in a Rev. Rul. 90-24 exchange or other permitted transfer or exchange) is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to Accumulator(R) Rollover TSA contract, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. Guaranteed annual withdrawal amounts that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" in this Prospectus, as well as GMIB and other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover, beginning in 2008. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and



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(2)   $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The   amount borrowed and not repaid may be treated as a distribution if:

o     the loan does not qualify under the conditions above;

o     the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Effective beginning in 2008, distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA contract contract on the form used to establish the TSA, you do not qualify.


SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in



                                                             Tax information  83

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effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $18,720 in 2008 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)


Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.



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As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

      o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

      o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

      o substantially equal periodic payments made for a specified period of 10 years or more; or

      o     hardship withdrawals; or

      o     corrective distributions that fit specified technical tax rules; or

      o     loans that are treated as distributions; or

      o a death benefit payment to a beneficiary who is not the plan par ticipant's surviving spouse; or

      o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within the Separate Accounts invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:


(1) to add variable investment options to, or to remove variable investment options from, the Separate Account, or to add other separate accounts;


(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;


(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);


(5) to deregister the Separate Accounts under the Investment Company Act of 1940;


(6)   to restrict or eliminate any voting rights as to the Separate Account;


(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in the respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2008 and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------------------------------
     Fixed Maturity
      Options with
      February 15th          Rate to Maturity          Price
     Maturity Date of             as of              Per $100 of
      Maturity Year         February 15, 2008       Maturity Value
--------------------------------------------------------------------------------
          2009                   3.00%*                $ 97.08
          2010                   3.00%*                $ 94.25
          2011                   3.00%*                $ 91.51
          2012                   3.00%*                $ 88.84
--------------------------------------------------------------------------------



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--------------------------------------------------------------------------------
     Fixed Maturity
      Options with
      February 15th          Rate to Maturity          Price
     Maturity Date of             as of              Per $100 of
      Maturity Year         February 15, 2008       Maturity Value
--------------------------------------------------------------------------------
          2013                   3.00%*                $ 86.25
          2014                   3.00%*                $ 83.73
          2015                   3.42%                 $ 79.01
          2016                   3.69%                 $ 74.82
          2017                   3.87%                 $ 71.03
          2018                   4.01%                 $ 67.47
--------------------------------------------------------------------------------
* Since these rates to maturity are 3%, no amounts could have been allocated to these options.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT


We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.


(1) We determine the market adjusted amount on the date of the withdrawal as follows:

      (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

      (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

      (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMO's maturity date.

      (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)   We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.


If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.


For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is


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not registered as an investment company under the Investment Company Act of
1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or Rollover TSA contracts, nor is it available with GPB Option 2.


For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.


For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken.


You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

      -     on a non-business day;
      -     after 4:00 p.m. Eastern Time on a business day; or
      - after an early close of regular trading on the NYSE on a business day.


o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


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o     If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m. Eastern Time.



CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.


o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.


o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.


o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:


o     the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS


If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners. One result of proportional voting is that a small number of contract owners may control the outcome of a vote.



CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The


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SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING


You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. Loans are not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, Guaranteed withdrawal benefit for life, and/or Guaranteed principal benefit option 2 (Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit (other than the Guaranteed withdrawal benefit for life) will not terminate if the ownership of the contract is transferred to: (i) a family member (as defined in the contract); (ii) a trust created for the benefit of a family member or members; (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. The Guaranteed withdrawal benefit for life will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Guaranteed withdrawal benefit for life will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Guaranteed withdrawal benefit for life will continue to be based on your life. If you were not the annuitant under the individually-owned contract in which the Guaranteed withdrawal benefit for life is elected, you will become the annuitant under the new contract. Please speak with your financial professional for further information.

For NQ contracts, if there is a change in owner, the Guaranteed withdrawal benefit for life will be terminated. However, if ownership is changed from a non-natural owner to an individual, the Guaranteed withdrawal benefit for life will not terminate and the benefit will continue to be determined by the annuitant.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available (except for Rollover TSA contracts for which employer or plan approval is required) and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract (employer or plan approval required) to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.



90  More information

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



                                                            More information  91

9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the company.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Guaranteed Interest Account with Market Value Adjustment (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Guaranteed Interest Account with Market Value Adjustment.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-equitable.com.


92  Incorporation of certain documents by reference

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.25%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007



----------------------------------------------------------------------------------------
                                                                       For the years
                                                                     ending December 31,
                                                                    --------------------
                                                                       2007       2006
----------------------------------------------------------------------------------------
AXA Aggressive Allocation
----------------------------------------------------------------------------------------
  Unit value                                                        $   15.35   $  14.64
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  23,506     22,269
----------------------------------------------------------------------------------------
AXA Conservative Allocation
----------------------------------------------------------------------------------------
  Unit value                                                        $   12.00   $  11.48
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   5,888      5,079
----------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------
  Unit value                                                        $   12.65   $  12.14
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  14,367     13,188
----------------------------------------------------------------------------------------
AXA Moderate Allocation
----------------------------------------------------------------------------------------
  Unit value                                                        $   13.37   $  12.74
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  69,894     68,613
----------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------
  Unit value                                                        $   14.74   $  14.03
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 104,476     99,167
----------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------
  Unit value                                                        $   14.18   $  13.88
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  10,999     12,334
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------
  Unit value                                                        $   10.93   $  10.36
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   2,207      2,015
----------------------------------------------------------------------------------------
EQ/AllianceBernstein International
----------------------------------------------------------------------------------------
  Unit value                                                        $   20.03   $  18.16
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   9,113      8,352
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------
  Unit value                                                        $   13.91   $  12.36
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   2,459      2,328
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------
  Unit value                                                        $   11.15   $  10.80
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   4,076      4,096
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------
  Unit value                                                        $   16.55   $  14.37
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   3,394      3,592
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------
  Unit value                                                        $   14.42   $  15.30
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  19,821     13,336
----------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------
  Unit value                                                        $   11.10   $  11.38
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     720        562
----------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------
  Unit value                                                        $   11.29   $  11.07
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   1,608      2,099
----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                                    ---------------------------------
                                                                       2005        2004        2003
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  12.58    $  11.79     $ 10.68
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 12,752       5,189         186
-----------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  10.93    $  10.80     $ 10.32
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  3,564       1,608         153
-----------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  11.31    $  11.09     $ 10.42
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  8,710       3,924          78
-----------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  11.69    $  11.30     $ 10.52
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 49,852      22,917       1,082
-----------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  12.41    $  11.78     $ 10.68
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 58,275      20,548         815
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  12.69    $  12.32     $ 10.94
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  9,642       5,278         307
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  10.17    $  10.17     $ 10.10
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  1,844       1,271         119
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  14.88    $  13.07     $ 11.20
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  5,355       1,996          93
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  12.58    $  11.08     $ 10.36
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  1,804         829          60
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  10.54    $  10.46     $ 10.21
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   3.152      1,612          84
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  13.35    $  12.12     $ 10.77
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  2,764       1,487         109
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  12.77    $  12.26     $ 10.95
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  9,974       5,206         329
-----------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  10.36          --          --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     76          --          --
-----------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $  11.05    $  10.41     $ 10.17
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  1,352         417          19
-----------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)



----------------------------------------------------------------------------------------
                                                                       For the years
                                                                     ending December 31,
                                                                   ---------------------
                                                                       2007       2006
----------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------
 Unit value                                                        $  14.48    $  14.49
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  7,283       7,573
----------------------------------------------------------------------------------------
EQ/BlackRock International Value
----------------------------------------------------------------------------------------
 Unit value                                                        $  19.73    $  18.13
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  7,019       7,280
----------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------
 Unit value                                                        $   7.00    $   6.83
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  4,851       5,155
----------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------
 Unit value                                                        $  13.27    $  11.99
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    841         860
----------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------
 Unit value                                                        $  12.45    $  11.96
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  3,847       3,646
----------------------------------------------------------------------------------------
EQ/Capital Guardian Research
----------------------------------------------------------------------------------------
 Unit value                                                        $  13.67    $  13.62
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 12,780       4,859
----------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------
 Unit value                                                        $  11.26    $  11.09
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,330       2,166
----------------------------------------------------------------------------------------
EQ/Davis New York Venture
----------------------------------------------------------------------------------------
 Unit value                                                        $  11.12    $  10.85
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,234         597
----------------------------------------------------------------------------------------
EQ/Equity 500 Index
----------------------------------------------------------------------------------------
 Unit value                                                        $  14.24    $  13.74
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 11,374      11,573
----------------------------------------------------------------------------------------
EQ/Evergreen International Bond
----------------------------------------------------------------------------------------
 Unit value                                                        $  10.75    $   9.96
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  1,927       1,258
----------------------------------------------------------------------------------------
EQ/Evergreen Omega
----------------------------------------------------------------------------------------
 Unit value                                                        $  13.34    $  12.14
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,119       1,943
----------------------------------------------------------------------------------------
EQ/FI Mid Cap
----------------------------------------------------------------------------------------
 Unit value                                                        $  16.04    $  15.04
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  8,656       9,034
----------------------------------------------------------------------------------------
EQ/Franklin Income
----------------------------------------------------------------------------------------
 Unit value                                                        $  10.51    $  10.43
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  5,438       1,560
----------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------
 Unit value                                                        $   9.77    $  10.83
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    459         191
----------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------
 Unit value                                                        $   9.52          --
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,777          --
----------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------
 Unit value                                                        $  11.89    $  11.65
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  1,654       1,305
----------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------
 Unit value                                                        $  30.24    $  28.02
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  2,364       1,848
----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                                    ---------------------------------
                                                                       2005        2004        2003
-----------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  12.14     $ 11.94     $ 10.93
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   6,492       4,028         189
-----------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  14.61     $ 13.34     $ 11.11
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   5,025       1,602          73
-----------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $   5.97     $  5.69          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   3,884         224          --
-----------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  11.53     $ 10.74     $ 10.50
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     679         278          17
-----------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  11.27     $ 10.86     $ 10.42
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,914         271          34
-----------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  12.31     $ 11.75     $ 10.73
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   4,008       2,468         154
-----------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  10.40          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     732          --          --
-----------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------
 Unit value                                                               --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      --          --          --
-----------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  12.09     $ 11.73     $ 10.77
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  10,047       5,582         374
-----------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $   9.75          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     100          --          --
-----------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  11.61     $ 11.31     $ 10.70
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,920       1,379          85
-----------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  13.66     $ 13.00     $ 11.35
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   6,968       3,775         306
-----------------------------------------------------------------------------------------------------
EQ/Franklin Income
-----------------------------------------------------------------------------------------------------
 Unit value                                                               --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      --          --          --
-----------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                               --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      --          --          --
-----------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------
 Unit value                                                               --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      --          --          --
-----------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  10.51          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     475          --          --
-----------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  23.87     $ 23.18          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,166          78          --
-----------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)



----------------------------------------------------------------------------------------
                                                                       For the years
                                                                     ending December 31,
                                                                    --------------------
                                                                       2007       2006
----------------------------------------------------------------------------------------
EQ International Core PLUS
----------------------------------------------------------------------------------------
 Unit value                                                         $  19.45    $  17.09
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   7,341       7,928
----------------------------------------------------------------------------------------
EQ/International Growth
----------------------------------------------------------------------------------------
 Unit value                                                         $  16.38    $  14.28
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,672       1,109
----------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------
 Unit value                                                         $  11.09    $  10.89
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  13,997      13,554
----------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------
 Unit value                                                         $  14.31    $  14.67
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,615       1,576
----------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------
 Unit value                                                         $  14.10    $  13.74
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     965       1,098
----------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------
 Unit value                                                         $  14.91    $  13.06
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,842       1,399
----------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------
 Unit value                                                         $  10.43    $  11.23
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   2,132       2,181
----------------------------------------------------------------------------------------
EQ/Long Term Bond
----------------------------------------------------------------------------------------
 Unit value                                                         $  10.67    $  10.06
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   2,086       1,819
----------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------
 Unit value                                                         $  12.54    $  12.28
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,737       1,836
----------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------
 Unit value                                                         $  12.85    $  11.76
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     928         841
----------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------
 Unit value                                                         $  12.30    $  12.39
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   4,081       3,813
----------------------------------------------------------------------------------------
EQ/Marsico Focus
----------------------------------------------------------------------------------------
 Unit value                                                         $  15.35    $  13.64
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  16,822      17,558
----------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------
 Unit value                                                         $  15.27    $  15.71
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   6,788       7,522
----------------------------------------------------------------------------------------
EQ/Money Market
----------------------------------------------------------------------------------------
 Unit value                                                         $  10.73    $  10.38
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   4,875       3,721
----------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------
 Unit value                                                         $   5.90    $   4.95
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   2,019       1,387
----------------------------------------------------------------------------------------
EQ/Mutual Shares
----------------------------------------------------------------------------------------
 Unit value                                                         $  10.75    $  10.71
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   3,036       1,134
----------------------------------------------------------------------------------------
EQ/Oppenheimer Global
----------------------------------------------------------------------------------------
 Unit value                                                         $  11.58    $  11.09
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     772         217
----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                                    ---------------------------------
                                                                       2005        2004        2003
-----------------------------------------------------------------------------------------------------
EQ International Core PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  14.52     $ 12.55     $ 11.19
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   5,898       3,195         150
-----------------------------------------------------------------------------------------------------
EQ/International Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  11.51          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     358          --          --
-----------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  10.60     $ 10.50     $ 10.21
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  10,991       4,339         252
-----------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  12.34     $ 12.02     $ 10.98
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,298         769          63
-----------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  12.32     $ 11.64     $ 10.58
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,065         679          51
-----------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  12.27     $ 11.40     $ 10.25
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     992         530          22
-----------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  10.64          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     386          --          --
-----------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  10.01          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     753          --          --
-----------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  10.61          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     757          --          --
-----------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  10.57          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     415          --          --
-----------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  11.16          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,971          --          --
-----------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  12.63     $ 11.55     $ 10.59
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  12,004       4,974         348
-----------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  14.15     $ 12.87     $ 11.06
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   6,055       2,897         148
-----------------------------------------------------------------------------------------------------
EQ/Money Market
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  10.06     $  9.93     $  9.98
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   2,172       1,335         252
-----------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $   4.64     $  4.46          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,014         143          --
-----------------------------------------------------------------------------------------------------
EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------
 Unit value                                                               --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      --          --          --
-----------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------
 Unit value                                                               --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      --          --          --
-----------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)



----------------------------------------------------------------------------------------
                                                                       For the years
                                                                     ending December 31,
                                                                    --------------------
                                                                       2007       2006
----------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------
 Unit value                                                         $  11.16     $ 10.93
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     378         111
----------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------
 Unit value                                                         $  10.77     $ 11.10
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     469         122
----------------------------------------------------------------------------------------
EQ/PIMCO Real Return
----------------------------------------------------------------------------------------
 Unit value                                                         $  10.85     $  9.86
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   7,128       6,212
----------------------------------------------------------------------------------------
EQ/Short Duration Bond
----------------------------------------------------------------------------------------
 Unit value                                                         $  10.66     $ 10.25
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,111       1,130
----------------------------------------------------------------------------------------
EQ/Small Company Index
----------------------------------------------------------------------------------------
 Unit value                                                         $  14.46     $ 14.92
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   3,740       3,972
----------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------
 Unit value                                                         $  17.81     $ 16.82
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   1,733         578
----------------------------------------------------------------------------------------
EQ/Templeton Growth
----------------------------------------------------------------------------------------
 Unit value                                                         $  10.85     $ 10.76
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   2,332         950
----------------------------------------------------------------------------------------
EQ/UBS Growth and Income
----------------------------------------------------------------------------------------
 Unit value                                                         $   6.30     $  6.30
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   2,181       2,323
----------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------
 Unit value                                                         $  11.50     $ 11.94
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   4,546       4,735
----------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------
 Unit value                                                         $  34.95     $ 24.92
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   6,239       6,367
----------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------
 Unit value                                                         $  16.15     $ 13.36
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   2,890       2,067
----------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------
 Unit value                                                         $   8.29          --
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  10,172          --
----------------------------------------------------------------------------------------
Multimanager Aggressive Equity
----------------------------------------------------------------------------------------
 Unit value                                                         $  14.42     $ 13.11
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     861       1,071
----------------------------------------------------------------------------------------
Multimanager Core Bond
----------------------------------------------------------------------------------------
 Unit value                                                         $  11.28     $ 10.75
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   5,597       5,510
----------------------------------------------------------------------------------------
Multimanager Health Care
----------------------------------------------------------------------------------------
 Unit value                                                         $  13.85     $ 12.87
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   3,186       3,336
----------------------------------------------------------------------------------------
Multimanager High Yield
----------------------------------------------------------------------------------------
 Unit value                                                         $  12.80     $ 12.57
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   7,564       8,081
----------------------------------------------------------------------------------------
Multimanager International Equity
----------------------------------------------------------------------------------------
 Unit value                                                         $  20.51     $ 18.47
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   4,242       4,388
----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                                    ---------------------------------
                                                                       2005        2004        2003
-----------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------
 Unit value                                                              --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     --          --          --
-----------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------
 Unit value                                                              --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     --          --          --
-----------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  9.94          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,883          --          --
-----------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  9.99          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    333          --          --
-----------------------------------------------------------------------------------------------------
EQ/Small Company Index
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 12.84     $ 12.47     $ 10.73
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,861       1,702         121
-----------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 17.74     $ 17.28          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    688          53          --
-----------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                              --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     --          --          --
-----------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $  5.59     $  5.19          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  1,420          96          --
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 10.44          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,313          --          --
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 18.41     $ 14.04     $ 11.50
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  4,108       1,431          64
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 12.38          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    742          --          --
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------
 Unit value                                                              --          --          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                     --          --          --
-----------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 12.63     $ 11.82     $ 10.68
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    674         354          14
-----------------------------------------------------------------------------------------------------
Multimanager Core Bond
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 10.49     $ 10.44     $ 10.18
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  4,598       2,892         202
-----------------------------------------------------------------------------------------------------
Multimanager Health Care
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 12.40     $ 11.74     $ 10.60
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,552       1,325          79
-----------------------------------------------------------------------------------------------------
Multimanager High Yield
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 11.58     $ 11.38     $ 10.60
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  6,661       3,911         371
-----------------------------------------------------------------------------------------------------
Multimanager International Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                                         $ 14.93     $ 13.09     $ 11.25
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,637       1,558          68
-----------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)



----------------------------------------------------------------------------------------
                                                                       For the years
                                                                     ending December 31,
                                                                    --------------------
                                                                       2007       2006
----------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------
 Unit value                                                         $ 14.06     $ 13.56
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  1,045       1,032
----------------------------------------------------------------------------------------
Multimanager Large Cap Growth
----------------------------------------------------------------------------------------
 Unit value                                                         $ 12.71     $ 11.57
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,651       2,678
----------------------------------------------------------------------------------------
Multimanager Large Cap Value
----------------------------------------------------------------------------------------
 Unit value                                                         $ 15.97     $ 15.61
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  4,381       4,449
----------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------
 Unit value                                                         $ 14.89     $ 13.48
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,916       3,239
----------------------------------------------------------------------------------------
Multimanager Mid Cap Value
----------------------------------------------------------------------------------------
 Unit value                                                         $ 14.86     $ 15.04
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,709       2,904
----------------------------------------------------------------------------------------
Multimanager Small Cap Growth
----------------------------------------------------------------------------------------
 Unit value                                                         $  9.08     $  8.87
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  4,708       3,735
----------------------------------------------------------------------------------------
Multimanager Small Cap Value
----------------------------------------------------------------------------------------
 Unit value                                                         $ 13.36     $ 15.00
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  7,198       8,534
----------------------------------------------------------------------------------------
Multimanager Technology
----------------------------------------------------------------------------------------
 Unit value                                                         $ 14.54     $ 12.46
----------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2,424       2,251
----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                                   ----------------------------------
                                                                      2005        2004        2003
-----------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.09     $ 11.47     $ 10.59
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   794         424          26
-----------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.70     $ 11.03     $ 10.47
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 2,153       1,580         113
-----------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.24     $ 12.52     $ 11.08
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 3,350       1,540         106
-----------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.45     $ 11.63     $ 10.54
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 2,543       1,570         142
-----------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.27     $ 12.52     $ 11.01
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 2,263       1,454         126
-----------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                        $  8.15     $  7.67          --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 1,820          59          --
-----------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $ 13.08     $ 12.66     $ 10.95
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 6,948       3,850         232
-----------------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------------
  Unit value                                                        $ 11.76     $ 10.70     $ 10.32
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 1,745         969          57
-----------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.


AXA Equitable will not perform or provide any plan record keeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base; and

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.



B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2008 to a fixed maturity option with a maturity date of February 15, 2016 (eight years later) at a hypothetical rate to maturity of 7.00% ("h" in the calculations below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2012(a).





------------------------------------------------------------------------------------------------------
                                                                                Hypothetical assumed
                                                                              rate to maturity ("j" in
                                                                                  the calculations
                                                                                       below)
                                                                              ------------------------
                                                                                 February 15, 2012
------------------------------------------------------------------------------------------------------

                                                                                   5.00%        9.00%
 As of February 15, 2012 before withdrawal
------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                  $141,389     $121,737
------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                   $131,104     $131,104
------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                         $ 10,285     $ (9,367)
    On February 15, 2012 after $50,000 withdrawal
------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal:
    (3) x [$50,000/(1)]                                                        $  3,637     $ (3,847)
------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)    $ 46,363     $ 53,847
------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                      $ 91,389     $ 71,737
------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                           $ 84,741     $ 77,257
------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                          $111,099     $101,287
------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:





(a) Number of days from the withdrawal date to the maturity date = D = 1,461

(b) Market adjusted amount is based on the following calculation:

     Maturity value                $171,882
     ________________     =     ________________    where j is either 5% or 9%
                                (1+j)(1,461/365)
       (1+j)(D/365)

(c) Fixed maturity amount is based on the following calculation:

      Maturity value                $171,882
     ________________     =     ________________

       (1+h)(D/365)           (1+0.07)(1,461/365)

(d) Maturity value is based on the following calculation:

    Fixed maturity amountx(1+h)(D/365)=($84,741 or $77,257)x(1+0.07)(1,461/365)



                               Appendix III: Market value adjustment example C-1

Appendix IV: Annual Ratchet to age 85 enhanced death benefit example


--------------------------------------------------------------------------------


The death benefit under the contracts is equal to the account value or, if greater, the Annual Ratchet to age 85 enhanced death benefit, if elected. The following illustrates the Annual Ratchet to age 85 enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options or the Special 10 year fixed maturity option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the Annual Ratchet to age 85 enhanced death benefit for an annuitant age 45 would be calculated as follows:





--------------------------------------------------------------------------------
   End of
  contract                               Annual Ratchet to age 85
    year            Account value             benefit base
--------------------------------------------------------------------------------
      1               $105,000                 $  105,000(1)
--------------------------------------------------------------------------------
      2               $115,500                 $  115,500(1)
--------------------------------------------------------------------------------
      3               $129,360                 $  129,360(1)
--------------------------------------------------------------------------------
      4               $103,488                 $  129,360(2)
--------------------------------------------------------------------------------
      5               $113,837                 $  129,360(2)
--------------------------------------------------------------------------------
      6               $127,497                 $  129,360(2)
--------------------------------------------------------------------------------
      7               $127,497                 $  129,360(2)
--------------------------------------------------------------------------------



The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.



D-1 Appendix IV: Annual Ratchet to age 85 enhanced death benefit example

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

                 ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND
                      CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the value of the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.48)% and 3.52% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


                                      Appendix V: Hypothetical illustrations E-1

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
     Annual Ratchet to age 85 Guaranteed minimum death benefit
     Guaranteed minimum income benefit




                                                             Annual                                     Lifetime Annual
                                                        Ratchet to age 85                      Guaranteed Minimum Income Benefit
                                                           Guaranteed                          ----------------------------------
                                                          Minimum Death                           Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit       Total Death Benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%       6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     100,000  100,000   93,000     93,000  100,000   100,000   100,000   100,000     N/A      N/A      N/A      N/A
 61        2      96,093  102,058   89,093     95,058  100,000   102,058   100,000   102,058     N/A      N/A      N/A      N/A
 62        3      92,261  104,132   86,261     98,132  100,000   104,132   100,000   104,132     N/A      N/A      N/A      N/A
 63        4      88,499  106,219   82,499    100,219  100,000   106,219   100,000   106,219     N/A      N/A      N/A      N/A
 64        5      84,802  108,316   79,802    103,316  100,000   108,316   100,000   108,316     N/A      N/A      N/A      N/A
 65        6      81,166  110,422   78,166    107,422  100,000   110,422   100,000   110,422     N/A      N/A      N/A      N/A
 66        7      77,585  112,534   76,585    111,534  100,000   112,534   100,000   112,534     N/A      N/A      N/A      N/A
 67        8      74,055  114,649   74,055    114,649  100,000   114,649   100,000   114,649     N/A      N/A      N/A      N/A
 68        9      70,572  116,763   70,572    116,763  100,000   116,763   100,000   116,763     N/A      N/A      N/A      N/A
 69       10      67,129  118,874   67,129    118,874  100,000   118,874   100,000   118,874     N/A      N/A      N/A      N/A
 74       15      82,963  129,898   82,963    129,898  100,000   129,898   100,000   129,898   14,266   14,266   14,266   14,266
 79       20      61,880  139,512   61,880    139,512  100,000   139,512   100,000   139,512   20,393   20,393   20,393   20,393
 84       25      40,877  147,400   40,877    147,400  100,000   147,400   100,000   147,400   34,821   34,821   34,821   34,821
 89       30      31,369  165,783   31,369    165,783  100,000   148,664   100,000   148,664     N/A      N/A      N/A      N/A
 94       35      25,663  190,237   25,663    190,237  100,000   148,664   100,000   148,664     N/A      N/A      N/A      N/A
 95       36      24,622  195,577   24,622    195,577  100,000   148,664   100,000   148,664     N/A      N/A      N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


E-2 Appendix V: Hypothetical illustrations

Appendix VI: Guaranteed principal benefit example

--------------------------------------------------------------------------------


For purposes of these examples, we assume that there is an initial contribution of $100,000, made to the contract on February 15, 2008. We also assume that no additional contributions, no transfers among options and no withdrawals from the contract are made. For GPB Option 1, the example also assumes that a 10 year fixed maturity option is chosen. The hypothetical gross rates of return with respect to amounts allocated to the variable investment options are 0%, 6% and 10%. The numbers below reflect the deduction of all applicable separate account and contract charges and also reflect the charge for GPB Option 2. Also, for any given performance of your variable investment options, GPB Option 1 produces higher account values than GPB Option 2 unless investment performance has been significantly positive. The examples should not be considered a representation of past or future expenses. Similarly, the annual rates of return assumed in the example are not an estimate or guarantee of future investment performance.




----------------------------------------------------------------------------------------------------
                                                                                       Assuming 100%
                                                    Assuming                            in variable
                                                     100% in   Under GPB   Under GPB     investment
                                                       FMO      Option 1    Option 2      options
----------------------------------------------------------------------------------------------------
Amount allocated to FMO on February 15, 2008
based upon a 4.01% rate to maturity                  100,000     67,470      40,000          --
----------------------------------------------------------------------------------------------------
Initial account value allocated to the variable
investment options on February 15, 2008                 0        32,530      60,000       100,000
----------------------------------------------------------------------------------------------------
Account value in the fixed maturity option on
February 15, 2018                                    148,215    100,000      59,286          0
----------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 15, 2018, assuming a 0% gross rate of
return)                                              148,215    125,306    101,468**       77,792
----------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 15, 2018, assuming a 6% gross rate of
return)                                              148,215    145,976    137,102**      141,333
----------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 15, 2018, assuming a 10% gross rate of
return)                                              148,215    167,170    173,746**      206,487
----------------------------------------------------------------------------------------------------

** Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.



                           Appendix VI: Guaranteed principal benefit example F-1

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Who is AXA Equitable?                                                        2

Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2


How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

................................................................................

Please send me an Accumulator(R) SAI for Separate Account No. 49 dated May 1, 2008.



--------------------------------------------------------------------------------
Name



--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                    State      Zip










                        x1888/Core '02/04, OR, '04(NY), '06/'06.5 and '07 Series

Accumulator(R)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2008


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS ACCUMULATOR(R)?

Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*          o EQ/Large Cap Growth PLUS(3)
o AXA Conservative Allocation*        o EQ/Legg Mason Value Equity
o AXA Conservative-Plus Allocation*   o EQ/Long Term Bond
o AXA Moderate Allocation*            o EQ/Lord Abbett Growth and Income
o AXA Moderate-Plus Allocation*       o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Common Stock   o EQ/Lord Abbett Mid Cap Value
o EQ/AllianceBernstein Intermediate   o EQ/Marsico Focus
  Government Securities               o EQ/Mid Cap Value PLUS(4)
o EQ/AllianceBernstein International  o EQ/Money Market
o EQ/AllianceBernstein Large Cap      o EQ/Montag & Caldwell Growth
  Growth                              o EQ/Mutual Shares
o EQ/AllianceBernstein Quality Bond   o EQ/Oppenheimer Global
o EQ/AllianceBernstein Small Cap      o EQ/Oppenheimer Main Street
  Growth                                Opportunity
o EQ/AllianceBernstein Value          o EQ/Oppenheimer Main Street Small
o EQ/Ariel Appreciation II              Cap
o EQ/AXA Rosenberg Value Long/Short   o EQ/PIMCO Real Return
  Equity                              o EQ/Short Duration Bond
o EQ/BlackRock Basic Value Equity     o EQ/Small Company Index
o EQ/BlackRock International Value    o EQ/T. Rowe Price Growth Stock
o EQ/Boston Advisors Equity Income    o EQ/Templeton Growth
o EQ/Calvert Socially Responsible     o EQ/UBS Growth and Income
o EQ/Capital Guardian Growth          o EQ/Van Kampen Comstock
o EQ/Capital Guardian Research        o EQ/Van Kampen Emerging Markets
o EQ/Caywood-Scholl High Yield Bond     Equity
o EQ/Davis New York Venture           o EQ/Van Kampen Mid Cap Growth
o EQ/Equity 500 Index                 o EQ/Van Kampen Real Estate
o EQ/Evergreen International Bond     o Multimanager Aggressive Equity
o EQ/Evergreen Omega                  o Multimanager Core Bond
o EQ/FI Mid Cap                       o Multimanager Health Care
o EQ/Franklin Income                  o Multimanager High Yield
o EQ/Franklin Small Cap Value         o Multimanager International Equity
o EQ/Franklin Templeton Founding      o Multimanager Large Cap Core Equity
  Strategy                            o Multimanager Large Cap Growth
o EQ/GAMCO Mergers and Acquisitions   o Multimanager Large Cap Value
o EQ/GAMCO Small Company Value        o Multimanager Mid Cap Growth
o EQ/International Core PLUS(1)       o Multimanager Mid Cap Value
o EQ/International Growth             o Multimanager Small Cap Growth
o EQ/JPMorgan Core Bond               o Multimanager Small Cap Value
o EQ/JPMorgan Value Opportunities     o Multimanager Technology
o EQ/Large Cap Core PLUS(2)
--------------------------------------------------------------------------------



*   The "AXA Allocation" portfolios.

(1) Formerly named "MarketPLUS International Core."



(2) Formerly named "MarketPLUS Large Cap Core."

(3) Formerly named "MarketPLUS Large Cap Growth."

(4) Formerly named "MarketPLUS MId Cap Value."

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.


You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging, which are discussed later in this Prospectus. If you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and certain permitted variable investment option(s). The permitted variable investment options are described later in this Prospectus.

TYPES OF CONTRACTS. We offer the contracts for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

    We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."


o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer contributions only).


o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).


o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).


A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA and Flexible Premium Roth IRA contracts, we require a contribution of $4,000 to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2008, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.



The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                 X01914/Core '06/JS '06.5 Series
                                                                        (R-4/15)

Contents of this Prospectus
--------------------------------------------------------------------------------

ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        6
How to reach us                                                              7
Accumulator(R) at a glance -- key features                                   9

--------------------------------------------------------------------------------
FEE TABLE                                                                   12
--------------------------------------------------------------------------------
Example                                                                     16
Condensed financial information                                             19

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           20
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        20
Owner and annuitant requirements                                            26
How you can make your contributions                                         26
What are your investment options under the contract?                        26
Portfolios of the Trusts                                                    28
Allocating your contributions                                               34
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                 36
Annuity purchase factors                                                    38
Guaranteed minimum income benefit option                                    38
Guaranteed minimum death benefit                                            40
Guaranteed withdrawal benefit for life ("GWBL")                             42
Principal guarantee benefits                                                45
Inherited IRA beneficiary continuation contract                             46
Your right to cancel within a certain number of days                        47

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        48
--------------------------------------------------------------------------------
Your account value and cash value                                           48
Your contract's value in the variable investment options                    48
Your contract's value in the guaranteed interest option                     48
Your contract's value in the fixed maturity options                         48
Your contract's value in the account for special dollar
     cost averaging                                                         48
Insufficient account value                                                  48

---------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         50
--------------------------------------------------------------------------------
Transferring your account value                                             50
Disruptive transfer activity                                                50
Rebalancing your account value                                              51

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     52
--------------------------------------------------------------------------------
Withdrawing your account value                                              52
How withdrawals are taken from your account value                           54
How withdrawals affect your Guaranteed minimum
   income benefit, Guaranteed minimum death benefit
     and Principal guarantee benefits                                       54
How withdrawals affect your GWBL and GWBL Guaranteed
     minimum death benefit                                                  55
Withdrawals treated as surrenders                                           55
Loans under Rollover TSA contracts                                          55
Surrendering your contract to receive its cash value                        56
When to expect payments                                                     56
Your annuity payout options                                                 56

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     59
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          59
Charges that the Trusts deduct                                              62
Group or sponsored arrangements                                             62
Other distribution arrangements                                             63

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 64
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     64
Beneficiary continuation option                                             66

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          68
--------------------------------------------------------------------------------
Overview                                                                    68
Buying a contract to fund a retirement arrangement                          68
Transfers among investment options                                          68
Taxation of nonqualified annuities                                          68
Individual retirement arrangements (IRAs)                                   70
Tax-sheltered annuity contracts (TSAs)                                      80
Federal and state income tax withholding and
     information reporting                                                  84
Special rules for contracts funding qualified plans                         85
Impact of taxes to AXA Equitable                                            85


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         86
--------------------------------------------------------------------------------
About Separate Account No. 49                                               86
About the Trusts                                                            86
About our fixed maturity options                                            86
About the general account                                                   87
About other methods of payment                                              88
Dates and prices at which contract events occur                             88
About your voting rights                                                    89
About legal proceedings                                                     89
Financial statements                                                        90
Transfers of ownership, collateral assignments,
     loans and borrowing                                                    90
About Custodial IRAs                                                        90
Distribution of the contracts                                               90


--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           92
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
   I -- Condensed financial information                                    A-1
  II -- Purchase considerations for QP contracts                           B-1
 III -- Market value adjustment example                                    C-1
  IV -- Enhanced death benefit example                                     D-1
   V -- Hypothetical illustrations                                         E-1
  VI -- Earnings enhancement benefit example                               F-1
 VII -- State contract availability and/or variations of certain
        features and benefits                                              G-1
VIII -- Contract Variations                                                H-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                                 Page
   6% Roll-Up to age 85                                            36
   account for special dollar cost averaging                       34
   account value                                                   48
   administrative charge                                           59
   annual administrative charge                                    59
   Annual Ratchet                                                  44
   Annual Ratchet to age 85 enhanced death benefit                 36
   annuitant                                                       20
   annuitization                                                   56
   annuity maturity date                                           58
   annuity payout options                                          56
   annuity purchase factors                                        38
   automatic annual reset program                                  37
   automatic customized reset program                              37
   AXA Allocation portfolios                                    cover
   beneficiary                                                     64
   Beneficiary continuation option ("BCO")                         66
   business day                                                    88
   cash value                                                      48
   charges for state premium and other applicable taxes            62
   contract date                                                   26
   contract date anniversary                                       26
   contract year                                                   26
   contributions to Roth IRAs                                      76
      regular contributions                                        77
      rollovers and transfers                                      77
      conversion contributions                                     77
   contributions to traditional IRAs                               71
      regular contributions                                        71
      rollovers and transfers                                      72
   disability, terminal illness or confinement to nursing home     60
   disruptive transfer activity                                    50
   distribution charge                                             59
   Earnings enhancement benefit                                    41
   Earnings enhancement benefit charge                             62
   EQAccess                                                         7
   ERISA                                                           63
   Fixed-dollar option                                             35
   fixed maturity options                                          33
   Flexible Premium IRA                                         cover
   Flexible Premium Roth IRA                                    cover
   free look                                                       47
   free withdrawal amount                                          60
   general account                                                 87
   General dollar cost averaging                                   35
   guaranteed interest option                                      33
   Guaranteed minimum death benefit                                40
   Guaranteed minimum death benefit and Guaranteed
      minimum income benefit base                                  36
   Guaranteed minimum death benefit/Guaranteed
      minimum income benefit roll-up benefit
      base reset option                                            40
   Guaranteed minimum income benefit                               38
   Guaranteed minimum income benefit charge                        61
   Guaranteed minimum income benefit "no lapse guarantee"          40
   Guaranteed withdrawal benefit for life ("GWBL")                 42
   Guaranteed withdrawal benefit for life charge                   62
   GWBL benefit base                                               43
   IRA                                                          cover
   IRS                                                             68
   Inherited IRA                                                cover
   Investment simplifier                                           35
   investment options   cover
   lifetime required minimum distribution withdrawals              53
   loan reserve account                                            56
   loans under Rollover TSA                                        55
   market adjusted amount                                          33
   market value adjustment                                         33
   market timing                                                   50
   maturity dates                                                  33
   maturity value                                                  33
   Mortality and expense risks charge                              59
   NQ   cover
   one-time reset option                                           37
   partial withdrawals                                             52
   permitted variable investment options                           27
   Portfolio                                                    cover
   Principal guarantee benefits                                    45
   processing office                                                7
   QP                                                           cover
   rate to maturity                                                33
   Rebalancing                                                     51
   Rollover IRA                                                 cover
   Rollover TSA                                                 cover
   Roth Conversion IRA                                          cover
   Roth IRA                                                     cover
   SAI                                                          cover
   SEC                                                          cover
   self-directed allocation                                        34
   Separate Account No. 49                                         86
   special dollar cost averaging                                   34
   standard death benefit                                          36
   substantially equal withdrawals                                 53
   Spousal continuation                                            65
   systematic withdrawals                                          53
   TOPS                                                             7
   TSA                                                          cover
   traditional IRA                                              cover
   Trusts                                                          86
   unit                                                            48
   variable investment options                                     27
   wire transmittals and electronic applications                   88
   withdrawal charge                                               60



To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


4 Index of key words and phrases

------------------------------------------------------------------------------------------
  Prospectus                               Contract or Supplemental Materials
------------------------------------------------------------------------------------------
  fixed maturity options                   Guarantee Periods (Guaranteed Fixed
                                           Interest Accounts in supplemental materials)
  variable investment options              Investment Funds
  account value                            Annuity Account Value
  rate to maturity                         Guaranteed Rates
  unit                                     Accumulation Unit
  Guaranteed minimum death benefit         Guaranteed death benefit
  Guaranteed minimum income benefit        Guaranteed Income Benefit
  guaranteed interest option               Guaranteed Interest Account
  Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
  GWBL benefit base                        Guaranteed withdrawal benefit for life
                                           benefit base
  Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for life Annual
                                           withdrawal amount
  Excess withdrawal                        Guaranteed withdrawal benefit for life Excess
                                           withdrawal
------------------------------------------------------------------------------------------


                                                Index of key words and phrases 5

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


6  Who is AXA Equitable?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 13014
     Newark, NJ 07188-0014

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     c/o JPMorgan Chase -- Remit One Lockbox Processing
     Lockbox No. 13014
     4 Chase Metrotech Center, 7th Floor West
     Brooklyn, NY 11245-0001
     Attn: Remit One Lockbox

--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     200 Plaza Drive, 1st Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at the appropriate processing office. Our processing office for correspondence with checks is Chase Metrotech Center, 7th Floor West, Brooklyn, NY. Our processing office for all other communications is 200 Plaza Drive, 1st Floor, Secaucus, NJ.

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------


o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility for GWBL deferral bonuses and eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for the fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o   elect to receive certain contract statements electronically;


o   enroll in, modify or cancel a rebalancing program (through EQAccess only)


o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or

                                                        Who is AXA Equitable?  7

Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial profes sional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flex ible Premium Roth IRA contract;


(3)   election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);


(5)   spousal consent for loans under Rollover TSA contracts;


(6) requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life ("GWBL");


(7)   tax withholding elections;

(8)   election of the beneficiary continuation option;


(9)   IRA contribution recharacterizations;

(10)  Section 1035 exchanges;

(11)  direct transfers and rollovers;


(12)  exercise of the Guaranteed minimum income benefit;


(13) requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit);


(14) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(15)  death claims;


(16)  change in ownership (NQ only, if available under your contract);

(17)  purchase by, or change of ownership to, a non natural owner;

(18) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL"); and

(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) beneficiary changes;


(2) contract surrender and withdrawal requests;

(3) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(4) special dollar cost averaging.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1)   automatic investment program;


(2) general dollar cost averaging (including the fixed dollar and interest sweep options);


(3)   special dollar cost averaging;

(4)   substantially equal withdrawals;

(5)   systematic withdrawals; and

(6)   the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)   automatic annual reset program; and

(2)   automatic customized reset program.



SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

8  Who is AXA Equitable?

Accumulator(R) at a glance -- key features


--------------------------------------------------------------------------------
Professional investment  Accumulator's(R) variable investment options invest in
management               different Portfolios managed by professional investment
                         advisers.
--------------------------------------------------------------------------------
Fixed maturity options  o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject
                          to availability).

                        o Each fixed maturity option offers a guarantee of
                          principal and interest rate if you hold it to
                          maturity.
                        --------------------------------------------------------
                        If you make withdrawals or transfers from a fixed
                        maturity option before maturity, there will be a market
                        value adjustment due to differences in interest rates.
                        If you withdraw or transfer only a portion of a fixed
                        maturity amount, this may increase or decrease any value
                        that you have left in that fixed maturity option. If you
                        surrender your contract, a market value adjustment also
                        applies.
--------------------------------------------------------------------------------
Guaranteed interest     o Principal and interest guarantees.
option
                        o Interest rates set periodically.
--------------------------------------------------------------------------------
Account for special     Available for dollar cost averaging all or a portion
dollar cost averaging   of any eligible contribution to your contract.
--------------------------------------------------------------------------------
Tax considerations      o No tax on earnings inside the contract until you
                          make withdrawals from your contract or receive
                          annuity payments.
                        --------------------------------------------------------
                        o No tax on transfers among investment options
                          inside the contract.
                        --------------------------------------------------------
                        If you are purchasing an annuity contract as an
                        Individual Retirement Annuity (IRA) or Tax Sheltered
                        Annuity (TSA), or to fund an employer retirement plan
                        (QP or Qualified Plan), you should be aware that such
                        annuities do not provide tax deferral benefits beyond
                        those already provided by the Internal Revenue Code for
                        these types of arrangements. Before purchasing one of
                        these contracts, you should consider whether its
                        features and benefits beyond tax deferral meet your
                        needs and goals. You may also want to consider the
                        relative features, benefits and costs of these annuities
                        compared with any other investment that you may use in
                        connection with your retirement plan or arrangement.
                        Depending on your personal situation, the contract's
                        guaranteed benefits may have limited usefulness because
                        of required minimum distributions ("RMDs").
--------------------------------------------------------------------------------
Guaranteed minimum      The Guaranteed minimum income benefit provides income
income benefit          protection for you during your life once you elect to
                        annuitize the contract.
--------------------------------------------------------------------------------
Guaranteed withdrawal   The Guaranteed withdrawal benefit for life option
benefit for life        ("GWBL") guarantees that you can take withdrawals of up
                        to a maximum amount each contract year (your "Guaranteed
                        annual withdrawal amount") beginning at age 45 or later.

                        Withdrawals are taken from your account value and
                        continue during your lifetime even if your account value
                        falls to zero (unless it is caused by a withdrawal that
                        exceeds your Guaranteed annual withdrawal amount).
--------------------------------------------------------------------------------


                                    Accumulator(R) at a glance -- key features 9

----------------------------------------------------------------------------------------------------------------------------
Contribution amounts    o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                          o Initial minimum:                  $5,000
                          o Additional minimum:               $500 (NQ, QP and Rollover TSA contracts)
                                                              $100 monthly and $300 quarterly under our automatic
                                                              investment program (NQ contracts)
                                                              $50 (IRA contracts)
                                                              $1000 (Inherited IRA contracts)
                        ----------------------------------------------------------------------------------------------------
                        o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                          o Initial minimum:                  $4,000
                          o Additional minimum:               $50
                               $50 under our automatic investment program (subject to tax maximum)
                        ----------------------------------------------------------------------------------------------------
                        Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million
                        ($500,000 for owners or annuitants who are age 81 and older at contract issue unless you elect GWBL)
                        under all Accumulator(R) series contracts with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. See "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
----------------------------------------------------------------------------------------------------------------------------
Access to your money    o Partial withdrawals

                        o Several withdrawal options on a periodic basis

                        o Loans under Rollover TSA contracts (employer or plan approval required)

                        o Contract surrender

                        o Maximum payment plan (only under contracts with GWBL)

                        o Customized payment plan (only under contracts with GWBL)

                        You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
----------------------------------------------------------------------------------------------------------------------------
Payout options          o Fixed annuity payout options

                        o Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                        o Income Manager(R) payout options (described in a separate prospectus for that option)
----------------------------------------------------------------------------------------------------------------------------
Additional features     o Guaranteed minimum death benefit options

                        o Principal guarantee benefits

                        o Dollar cost averaging

                        o Automatic investment program

                        o Account value rebalancing (quarterly, semiannually, and annually)

                        o Free transfers

                        o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home

                        o Earnings enhancement benefit, an optional death benefit available under certain contracts

                        o Spousal continuation

                        o Beneficiary continuation option

                        o Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset
----------------------------------------------------------------------------------------------------------------------------
Fees and charges        Please see "Fee table" later in this section for complete details.
----------------------------------------------------------------------------------------------------------------------------
Owner and annuitant     NQ: 0-85
issue ages              Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA: 20-85
                        Flexible Premium IRA: 20-70
                        Inherited IRA: 0-70
                        QP: 20-75
----------------------------------------------------------------------------------------------------------------------------


10 Accumulator(R) at a glance -- key features

The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus provides a description of all material provisions in the contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.


You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

                                   Accumulator(R) at a glance -- key features 11

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



-----------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
-----------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)          7.00%


Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                       $ 350
-----------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.


-----------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
-----------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                                $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                   $   0
-----------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks                                                  0.80%(4)
Administrative                                                               0.30%
Distribution                                                                 0.20%
                                                                             -------
Total Separate account annual expenses                                       1.30%
-----------------------------------------------------------------------------------------


Charges we deduct from your account value each year if you elect any of the following optional benefits


-----------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect).
   Standard death benefit and GWBL Standard death benefit                    0.00%
   Annual Ratchet to age 85                                                  0.25%
   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85*
      (for new business and certain in-force contracts)                      0.60%
      (for certain other in-force contracts)                                 0.65%
   GWBL Enhanced death benefit                                               0.30%

*Please see Appendix VIII later in this Prospectus for more information.
-----------------------------------------------------------------------------------------
Principal guarantee benefits charge (calculated as a percentage of the account value. Deducted annually(2) on each contract date anni-
versary for which the benefit is in effect)
   100% Principal guarantee benefit                                          0.50%
   125% Principal guarantee benefit                                          0.75%
-----------------------------------------------------------------------------------------


12 Fee table

---------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each
contract date anniversary for which the benefit is in effect)                              0.65%
---------------------------------------------------------------------------------------------------------------------------------
Earnings enhancement benefit charge (calculated as a percent-
age of the account value. Deducted annually(2) on each contract date
anniversary for which the benefit is in effect)                                            0.35%
---------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge (calcu-                              0.60% for the Single Life option
lated as a percentage of the GWBL benefit base. Deducted annually(2)                       0.75% for the Joint Life option
on each contract date anniversary).

If your GWBL benefit base ratchets, we reserve the right to increase
your charge up to:                                                                         0.75% for the Single Life option
                                                                                           0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.
---------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge - Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                                    2.00%(5)
---------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


---------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
---------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted        Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or     ------     -------
other expenses)(6)                                                                    0.63%      3.56%
---------------------------------------------------------------------------------------------------------



This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



------------------------------------------------------------------------------------------------------------------------
                                                                                      Total
                                                                      Acquired       Annual
                                                                     Fund Fees       Expenses    Fee Waiv-   Net Annual
                                                                        and          (Before    ers and/or   Expenses
                                    Manage-                           Expenses       Expense     Expense      (After
                                     ment       12b-1     Other      (Underlying     Limita-    Reimburse-    Expense
 Portfolio Name                     Fees(7)    Fees(8)  Expenses(9) Portfolios)(10)   tions)     ments(11)  Limitations)
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation            0.10%      0.25%     0.17%         0.92%          1.44%      (0.17)%      1.27%
AXA Conservative Allocation          0.10%      0.25%     0.21%         0.69%          1.25%      (0.21)%      1.04%
AXA Conservative-Plus Allocation     0.10%      0.25%     0.19%         0.76%          1.30%      (0.19)%      1.11%
AXA Moderate Allocation              0.10%      0.25%     0.17%         0.82%          1.34%      (0.17)%      1.17%
AXA Moderate-Plus Allocation         0.10%      0.25%     0.17%         0.86%          1.38%      (0.17)%      1.21%
Multimanager Aggressive Equity       0.60%      0.25%     0.19%           --           1.04%         --        1.04%
Multimanager Core Bond               0.58%      0.25%     0.18%           --           1.01%      (0.01)%      1.00%
Multimanager Health Care             1.20%      0.25%     0.23%           --           1.68%       0.00%       1.68%
Multimanager High Yield              0.57%      0.25%     0.19%           --           1.01%         --        1.01%
Multimanager International Equity    1.00%      0.25%     0.23%           --           1.48%       0.00%       1.48%
Multimanager Large Cap Core Equity   0.89%      0.25%     0.21%           --           1.35%       0.00%       1.35%
Multimanager Large Cap Growth        0.90%      0.25%     0.22%           --           1.37%      (0.02)%      1.35%
Multimanager Large Cap Value         0.87%      0.25%     0.20%           --           1.32%       0.00%       1.32%
Multimanager Mid Cap Growth          1.10%      0.25%     0.20%           --           1.55%       0.00%       1.55%
Multimanager Mid Cap Value           1.09%      0.25%     0.20%           --           1.54%       0.00%       1.54%
Multimanager Small Cap Growth        1.05%      0.25%     0.27%           --           1.57%      (0.02)%      1.55%
Multimanager Small Cap Value         1.03%      0.25%     0.18%           --           1.46%       0.00%       1.46%
Multimanager Technology              1.20%      0.25%     0.22%         0.01%          1.68%       0.00%       1.68%
------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 13

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



-----------------------------------------------------------------------------------------
                                                         Manage-
                                                          ment       12b-1     Other
 Portfolio Name                                          Fees(7)    Fees(8)  Expenses(9)
-----------------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%      0.25%     0.13%
EQ/AllianceBernstein Intermediate Government Securities   0.50%      0.25%     0.13%
EQ/AllianceBernstein International                        0.71%      0.25%     0.18%
EQ/AllianceBernstein Large Cap Growth                     0.90%      0.25%     0.13%
EQ/AllianceBernstein Quality Bond                         0.50%      0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%      0.25%     0.13%
EQ/AllianceBernstein Value                                0.59%      0.25%     0.12%
EQ/Ariel Appreciation II                                  0.75%      0.25%     0.26%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%      0.25%     1.91%
EQ/BlackRock Basic Value Equity                           0.55%      0.25%     0.13%
EQ/BlackRock International Value                          0.81%      0.25%     0.19%
EQ/Boston Advisors Equity Income                          0.75%      0.25%     0.14%
EQ/Calvert Socially Responsible                           0.65%      0.25%     0.23%
EQ/Capital Guardian Growth                                0.65%      0.25%     0.14%
EQ/Capital Guardian Research                              0.63%      0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                         0.60%      0.25%     0.16%
EQ/Davis New York Venture                                 0.85%      0.25%     0.18%
EQ/Equity 500 Index                                       0.25%      0.25%     0.13%
EQ/Evergreen International Bond                           0.70%      0.25%     0.17%
EQ/Evergreen Omega                                        0.65%      0.25%     0.25%
EQ/FI Mid Cap                                             0.68%      0.25%     0.13%
EQ/Franklin Income                                        0.90%      0.25%     0.15%
EQ/Franklin Small Cap Value                               0.90%      0.25%     0.18%
EQ/Franklin Templeton Founding Strategy                   0.05%      0.25%     0.22%
EQ/GAMCO Mergers and Acquisitions                         0.90%      0.25%     0.19%
EQ/GAMCO Small Company Value                              0.76%      0.25%     0.12%
EQ/International Core PLUS                                0.60%      0.25%     0.30%
EQ/International Growth                                   0.85%      0.25%     0.27%
EQ/JPMorgan Core Bond                                     0.43%      0.25%     0.13%
EQ/JPMorgan Value Opportunities                           0.60%      0.25%     0.14%
EQ/Large Cap Core PLUS                                    0.50%      0.25%     0.25%
EQ/Large Cap Growth PLUS                                  0.50%      0.25%     0.24%
EQ/Legg Mason Value Equity                                0.65%      0.25%     0.17%
EQ/Long Term Bond                                         0.40%      0.25%     0.13%
EQ/Lord Abbett Growth and Income                          0.65%      0.25%     0.16%
EQ/Lord Abbett Large Cap Core                             0.65%      0.25%     0.21%
EQ/Lord Abbett Mid Cap Value                              0.70%      0.25%     0.15%
EQ/Marsico Focus                                          0.85%      0.25%     0.13%
EQ/Mid Cap Value PLUS                                     0.55%      0.25%     0.24%
EQ/Money Market                                           0.32%      0.25%     0.13%
EQ/Montag & Caldwell Growth                               0.75%      0.25%     0.15%
EQ/Mutual Shares                                          0.90%      0.25%     0.21%
EQ/Oppenheimer Global                                     0.95%      0.25%     0.51%
EQ/Oppenheimer Main Street Opportunity                    0.85%      0.25%     0.45%
EQ/Oppenheimer Main Street Small Cap                      0.90%      0.25%     0.48%
EQ/PIMCO Real Return                                      0.55%      0.25%     0.14%
EQ/Short Duration Bond                                    0.43%      0.25%     0.15%
EQ/Small Company Index                                    0.25%      0.25%     0.14%
EQ/T. Rowe Price Growth Stock                             0.79%      0.25%     0.14%
EQ/Templeton Growth                                       0.95%      0.25%     0.20%
EQ/UBS Growth and Income                                  0.75%      0.25%     0.16%
EQ/Van Kampen Comstock                                    0.65%      0.25%     0.15%
EQ/Van Kampen Emerging Markets Equity                     1.11%      0.25%     0.28%
EQ/Van Kampen Mid Cap Growth                              0.70%      0.25%     0.15%
EQ/Van Kampen Real Estate                                 0.90%      0.25%     0.21%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                           Total
                                                         Acquired          Annual
                                                         Fund Fees        Expenses    Fee Waiv-     Net Annual
                                                           and            (Before    ers and/or      Expenses
                                                         Expenses         Expense     Expense        (After
                                                        (Underlying        Limita-   Reimburse-      Expense
 Portfolio Name                                       Portfolios)(10)      tions)     ments(11)    Limitations)
-----------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          --               0.85%        --           0.85%
EQ/AllianceBernstein Intermediate Government Securities    --               0.88%        --           0.88%
EQ/AllianceBernstein International                         --               1.14%      (0.04)%        1.10%
EQ/AllianceBernstein Large Cap Growth                      --               1.28%      (0.23)%        1.05%
EQ/AllianceBernstein Quality Bond                          --               0.89%        --           0.89%
EQ/AllianceBernstein Small Cap Growth                      --               1.12%        --          1.12%
EQ/AllianceBernstein Value                                 --               0.96%      (0.01)%        0.95%
EQ/Ariel Appreciation II                                   --               1.26%      (0.11)%        1.15%
EQ/AXA Rosenberg Value Long/Short Equity                   --               3.56%       0.00%         3.56%
EQ/BlackRock Basic Value Equity                            --               0.93%       0.00%         0.93%
EQ/BlackRock International Value                           --               1.25%       0.00%         1.25%
EQ/Boston Advisors Equity Income                           --               1.14%      (0.09)%        1.05%
EQ/Calvert Socially Responsible                            --               1.13%      (0.08)%        1.05%
EQ/Capital Guardian Growth                                0.01%             1.05%      (0.09)%        0.96%
EQ/Capital Guardian Research                               --               1.01%      (0.06)%        0.95%
EQ/Caywood-Scholl High Yield Bond                          --               1.01%      (0.01)%        1.00%
EQ/Davis New York Venture                                  --               1.28%       0.00%         1.28%
EQ/Equity 500 Index                                        --               0.63%        --           0.63%
EQ/Evergreen International Bond                            --               1.12%       0.00%         1.12%
EQ/Evergreen Omega                                         --               1.15%       0.00%         1.15%
EQ/FI Mid Cap                                              --               1.06%      (0.06)%        1.00%
EQ/Franklin Income                                         --               1.30%       0.00%         1.30%
EQ/Franklin Small Cap Value                                --               1.33%      (0.03)%        1.30%
EQ/Franklin Templeton Founding Strategy                   1.05%             1.57%      (0.12)%        1.45%(12)
EQ/GAMCO Mergers and Acquisitions                          --               1.34%       0.00%         1.34%
EQ/GAMCO Small Company Value                               --               1.13%       0.00%         1.13%
EQ/International Core PLUS                                0.04%             1.19%      (0.05)%        1.14%
EQ/International Growth                                    --               1.37%       0.00%         1.37%
EQ/JPMorgan Core Bond                                      --               0.81%       0.00%         0.81%
EQ/JPMorgan Value Opportunities                            --               0.99%      (0.04)%        0.95%
EQ/Large Cap Core PLUS                                    0.02%             1.02%      (0.05)%        0.97%
EQ/Large Cap Growth PLUS                                  0.02%             1.01%      (0.04)%        0.97%
EQ/Legg Mason Value Equity                                 --               1.07%      (0.07)%        1.00%
EQ/Long Term Bond                                          --               0.78%       0.00%         0.78%
EQ/Lord Abbett Growth and Income                           --               1.06%      (0.06)%        1.00%
EQ/Lord Abbett Large Cap Core                              --               1.11%      (0.11)%        1.00%
EQ/Lord Abbett Mid Cap Value                               --               1.10%      (0.05)%        1.05%
EQ/Marsico Focus                                           --               1.23%      (0.08)%        1.15%
EQ/Mid Cap Value PLUS                                     0.02%             1.06%      (0.04)%        1.02%
EQ/Money Market                                            --               0.70%        --           0.70%
EQ/Montag & Caldwell Growth                                --               1.15%       0.00%         1.15%
EQ/Mutual Shares                                           --               1.36%      (0.06)%        1.30%
EQ/Oppenheimer Global                                     0.01%             1.72%      (0.36)%        1.36%
EQ/Oppenheimer Main Street Opportunity                    0.01%             1.56%      (0.25)%        1.31%
EQ/Oppenheimer Main Street Small Cap                      0.01%             1.64%      (0.33)%        1.31%
EQ/PIMCO Real Return                                       --               0.94%      (0.04)%        0.90%
EQ/Short Duration Bond                                     --               0.83%       0.00%         0.83%
EQ/Small Company Index                                     --               0.64%       0.00%         0.64%
EQ/T. Rowe Price Growth Stock                              --               1.18%      (0.03)%        1.15%
EQ/Templeton Growth                                        --               1.40%      (0.05)%        1.35%
EQ/UBS Growth and Income                                   --               1.16%      (0.11)%        1.05%
EQ/Van Kampen Comstock                                     --               1.05%      (0.05)%        1.00%
EQ/Van Kampen Emerging Markets Equity                      --               1.64%       0.00%         1.64%
EQ/Van Kampen Mid Cap Growth                               --               1.10%      (0.05)%        1.05%
EQ/Van Kampen Real Estate                                  --               1.36%      (0.10)%        1.26%
-----------------------------------------------------------------------------------------------------------------


14 Fee table

Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

      The withdrawal charge percentage we use is             Contract
      determined by the contract year in which you           Year
      make the withdrawal or surrender your contract.        1...........7.00%
      For each contribution, we consider the                 2...........7.00%
      contract year in which we receive that                 3...........6.00%
      contribution to be "contract year 1")                  4...........6.00%
                                                             5...........5.00%
                                                             6...........3.00%
                                                             7...........1.00%
                                                             8+..........0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.


(4) These changes compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.

(7) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnotes (11) and (12) for any expense limitation agreement information.

(8) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(9) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnotes (11) and (12) for any expense limitation agreement information.

(10) Each of these variable investment options invests in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(11) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:

      ---------------------------------------------
      Portfolio Name
      ---------------------------------------------
      Multimanager Aggressive Equity          0.97%
      Multimanager Health Care                1.67%
      Multimanager Large Cap Core Equity      1.34%
      Multimanager Large Cap Growth           1.29%
      Multimanager Large Cap Value            1.26%
      Multimanager Mid Cap Growth             1.52%
      Multimanager Mid Cap Value              1.53%
      Multimanager Small Cap Growth           1.35%
      Multimanager Small Cap Value            1.45%
      Multimanager Technology                 1.67%
      EQ/AllianceBernstein Common Stock       0.84%
      EQ/AllianceBernstein Large Cap Growth   1.03%
      EQ/AllianceBernstein Small Cap Growth   1.11%
      EQ/AllianceBernstein Value              0.87%
      EQ/Ariel Appreciation II                1.09%
      EQ/BlackRock Basic Value Equity         0.92%
      EQ/Davis New York Venture               1.25%
      EQ/Evergreen Omega                      1.12%
      EQ/GAMCO Mergers and Acquisitions       1.33%
      ---------------------------------------------


                                                                    Fee table 15

      ----------------------------------------
      Portfolio Name
      ----------------------------------------
      EQ/GAMCO Small Company Value       1.10%
      EQ/International Core PLUS         1.05%
      EQ/Large Cap Core PLUS             0.83%
      EQ/Large Cap Growth PLUS           0.82%
      EQ/Legg Mason Value Equity         0.97%
      EQ/Lord Abbett Growth and Income   0.98%
      EQ/Lord Abbett Large Cap Core      0.99%
      EQ/Lord Abbett Mid Cap Value       1.04%
      EQ/Mid Cap Value PLUS              0.81%
      EQ/Montag & Caldwell Growth        1.13%
      EQ/T. Rowe Price Growth Stock      0.87%
      EQ/UBS Growth and Income           1.04%
      EQ/Van Kampen Comstock             0.99%
      EQ/Van Kampen Mid Cap Growth       1.04%
      ----------------------------------------

(12) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and adminis tration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with either the Guaranteed minimum income benefit (with the annual reset feature) or the 125% Principal guarantee benefit) would pay in the situations illustrated. Each value in the expense example was calculated with the Guaranteed minimum income benefit except for the AXA Moderate Allocation portfolio. The AXA Moderate Allocation portfolio is calculated with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit depending on which benefit yielded the higher expenses. The example uses an average annual administrative charge based on the charges paid in 2007, which results in an estimated administrative charge of 0.009% of contract value.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


16 Fee table

--------------------------------------------------------------------------------------------------------
                                                  If you surrender your contract at the end of the
                                                              applicable time period
--------------------------------------------------------------------------------------------------------
 Portfolio Name                                 1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,163.00     $ 2,018.00     $ 2,913.00     $ 5,089.00
AXA Conservative Allocation                   $ 1,143.00     $ 1,960.00     $ 2,819.00     $ 4,918.00
AXA Conservative-Plus Allocation              $ 1,148.00     $ 1,975.00     $ 2,844.00     $ 4,963.00
AXA Moderate Allocation                       $ 1,163.00     $ 2,004.00     $ 2,870.00     $ 5,000.00
AXA Moderate-Plus Allocation                  $ 1,157.00     $ 2,000.00     $ 2,883.00     $ 5,036.00
Multimanager Aggressive Equity                $ 1,121.00     $ 1,895.00     $ 2,714.00     $ 4,724.00
Multimanager Core Bond                        $ 1,118.00     $ 1,886.00     $ 2,699.00     $ 4,696.00
Multimanager Health Care                      $ 1,188.00     $ 2,091.00     $ 3,031.00     $ 5,301.00
Multimanager High Yield                       $ 1,118.00     $ 1,886.00     $ 2,699.00     $ 4,696.00
Multimanager International Equity             $ 1,167.00     $ 2,030.00     $ 2,933.00     $ 5,125.00
Multimanager Large Cap Core Equity            $ 1,154.00     $ 1,991.00     $ 2,869.00     $ 5,009.00
Multimanager Large Cap Growth                 $ 1,156.00     $ 1,997.00     $ 2,878.00     $ 5,027.00
Multimanager Large Cap Value                  $ 1,151.00     $ 1,981.00     $ 2,854.00     $ 4,981.00
Multimanager Mid Cap Growth                   $ 1,175.00     $ 2,052.00     $ 2,967.00     $ 5,187.00
Multimanager Mid Cap Value                    $ 1,174.00     $ 2,049.00     $ 2,962.00     $ 5,178.00
Multimanager Small Cap Growth                 $ 1,177.00     $ 2,058.00     $ 2,977.00     $ 5,205.00
Multimanager Small Cap Value                  $ 1,165.00     $ 2,024.00     $ 2,923.00     $ 5,107.00
Multimanager Technology                       $ 1,188.00     $ 2,091.00     $ 3,031.00     $ 5,301.00
--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,101.00     $ 1,837.00     $ 2,618.00     $ 4,545.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,104.00     $ 1,846.00     $ 2,633.00     $ 4,574.00
EQ/AllianceBernstein International            $ 1,132.00     $ 1,926.00     $ 2,764.00     $ 4,817.00
EQ/AllianceBernstein Large Cap Growth         $ 1,146.00     $ 1,969.00     $ 2,834.00     $ 4,945.00
EQ/AllianceBernstein Quality Bond             $ 1,105.00     $ 1,849.00     $ 2,638.00     $ 4,583.00
EQ/AllianceBernstein Small Cap Growth         $ 1,130.00     $ 1,920.00     $ 2,754.00     $ 4,798.00
EQ/AllianceBernstein Value                    $ 1,113.00     $ 1,871.00     $ 2,674.00     $ 4,649.00
EQ/Ariel Appreciation II                      $ 1,144.00     $ 1,963.00     $ 2,824.00     $ 4,927.00
EQ/AXA Rosenberg Value Long/Short Equity      $ 1,386.00     $ 2,652.00     $ 3,911.00     $ 6,784.00
EQ/BlackRock Basic Value Equity               $ 1,110.00     $ 1,861.00     $ 2,659.00     $ 4,621.00
EQ/BlackRock International Value              $ 1,143.00     $ 1,960.00     $ 2,819.00     $ 4,918.00
EQ/Boston Advisors Equity Income              $ 1,132.00     $ 1,926.00     $ 2,764.00     $ 4,817.00
EQ/Calvert Socially Responsible               $ 1,131.00     $ 1,923.00     $ 2,759.00     $ 4,808.00
EQ/Capital Guardian Growth                    $ 1,122.00     $ 1,898.00     $ 2,719.00     $ 4,733.00
EQ/Capital Guardian Research                  $ 1,118.00     $ 1,886.00     $ 2,699.00     $ 4,696.00
EQ/Caywood-Scholl High Yield Bond             $ 1,118.00     $ 1,886.00     $ 2,699.00     $ 4,696.00
EQ/Davis New York Venture                     $ 1,146.00     $ 1,969.00     $ 2,834.00     $ 4,945.00
EQ/Equity 500 Index                           $ 1,078.00     $ 1,768.00     $ 2,506.00     $ 4,333.00
EQ/Evergreen International Bond               $ 1,130.00     $ 1,920.00     $ 2,754.00     $ 4,798.00
EQ/Evergreen Omega                            $ 1,133.00     $ 1,929.00     $ 2,769.00     $ 4,826.00
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                      If you annuitize at the end of the
                                                 applicable time period and select a non-life
                                              contingent period certain annuity option with less
                                                               than five years
--------------------------------------------------------------------------------------------------
 Portfolio Name                               1 year      3 years        5 years       10 years
--------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                       N/A     $ 2,018.00     $ 2,913.00     $ 5,089.00
AXA Conservative Allocation                     N/A     $ 1,960.00     $ 2,819.00     $ 4,918.00
AXA Conservative-Plus Allocation                N/A     $ 1,975.00     $ 2,844.00     $ 4,963.00
AXA Moderate Allocation                         N/A     $ 2,004.00     $ 2,870.00     $ 5,000.00
AXA Moderate-Plus Allocation                    N/A     $ 2,000.00     $ 2,883.00     $ 5,036.00
Multimanager Aggressive Equity                  N/A     $ 1,895.00     $ 2,714.00     $ 4,724.00
Multimanager Core Bond                          N/A     $ 1,886.00     $ 2,699.00     $ 4,696.00
Multimanager Health Care                        N/A     $ 2,091.00     $ 3,031.00     $ 5,301.00
Multimanager High Yield                         N/A     $ 1,886.00     $ 2,699.00     $ 4,696.00
Multimanager International Equity               N/A     $ 2,030.00     $ 2,933.00     $ 5,125.00
Multimanager Large Cap Core Equity              N/A     $ 1,991.00     $ 2,869.00     $ 5,009.00
Multimanager Large Cap Growth                   N/A     $ 1,997.00     $ 2,878.00     $ 5,027.00
Multimanager Large Cap Value                    N/A     $ 1,981.00     $ 2,854.00     $ 4,981.00
Multimanager Mid Cap Growth                     N/A     $ 2,052.00     $ 2,967.00     $ 5,187.00
Multimanager Mid Cap Value                      N/A     $ 2,049.00     $ 2,962.00     $ 5,178.00
Multimanager Small Cap Growth                   N/A     $ 2,058.00     $ 2,977.00     $ 5,205.00
Multimanager Small Cap Value                    N/A     $ 2,024.00     $ 2,923.00     $ 5,107.00
Multimanager Technology                         N/A     $ 2,091.00     $ 3,031.00     $ 5,301.00
--------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               N/A     $ 1,837.00     $ 2,618.00     $ 4,545.00
EQ/AllianceBernstein Intermediate Government
 Securities                                     N/A     $ 1,846.00     $ 2,633.00     $ 4,574.00
EQ/AllianceBernstein International              N/A     $ 1,926.00     $ 2,764.00     $ 4,817.00
EQ/AllianceBernstein Large Cap Growth           N/A     $ 1,969.00     $ 2,834.00     $ 4,945.00
EQ/AllianceBernstein Quality Bond               N/A     $ 1,849.00     $ 2,638.00     $ 4,583.00
EQ/AllianceBernstein Small Cap Growth           N/A     $ 1,920.00     $ 2,754.00     $ 4,798.00
EQ/AllianceBernstein Value                      N/A     $ 1,871.00     $ 2,674.00     $ 4,649.00
EQ/Ariel Appreciation II                        N/A     $ 1,963.00     $ 2,824.00     $ 4,927.00
EQ/AXA Rosenberg Value Long/Short Equity        N/A     $ 2,652.00     $ 3,911.00     $ 6,784.00
EQ/BlackRock Basic Value Equity                 N/A     $ 1,861.00     $ 2,659.00     $ 4,621.00
EQ/BlackRock International Value                N/A     $ 1,960.00     $ 2,819.00     $ 4,918.00
EQ/Boston Advisors Equity Income                N/A     $ 1,926.00     $ 2,764.00     $ 4,817.00
EQ/Calvert Socially Responsible                 N/A     $ 1,923.00     $ 2,759.00     $ 4,808.00
EQ/Capital Guardian Growth                      N/A     $ 1,898.00     $ 2,719.00     $ 4,733.00
EQ/Capital Guardian Research                    N/A     $ 1,886.00     $ 2,699.00     $ 4,696.00
EQ/Caywood-Scholl High Yield Bond               N/A     $ 1,886.00     $ 2,699.00     $ 4,696.00
EQ/Davis New York Venture                       N/A     $ 1,969.00     $ 2,834.00     $ 4,945.00
EQ/Equity 500 Index                             N/A     $ 1,768.00     $ 2,506.00     $ 4,333.00
EQ/Evergreen International Bond                 N/A     $ 1,920.00     $ 2,754.00     $ 4,798.00
EQ/Evergreen Omega                              N/A     $ 1,929.00     $ 2,769.00     $ 4,826.00
--------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                            If you do not surrender
                                                          your contract at the end of
                                                                      the
                                                             applicable time period
-------------------------------------------------------------------------------------------------------
 Portfolio Name                                 1 year       3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      $ 463.00     $ 1,418.00     $ 2,413.00     $ 5,089.00
AXA Conservative Allocation                    $ 443.00     $ 1,360.00     $ 2,319.00     $ 4,918.00
AXA Conservative-Plus Allocation               $ 448.00     $ 1,375.00     $ 2,344.00     $ 4,963.00
AXA Moderate Allocation                        $ 463.00     $ 1,404.00     $ 2,370.00     $ 5,000.00
AXA Moderate-Plus Allocation                   $ 457.00     $ 1,400.00     $ 2,383.00     $ 5,036.00
Multimanager Aggressive Equity                 $ 421.00     $ 1,295.00     $ 2,214.00     $ 4,724.00
Multimanager Core Bond                         $ 418.00     $ 1,286.00     $ 2,199.00     $ 4,696.00
Multimanager Health Care                       $ 488.00     $ 1,491.00     $ 2,531.00     $ 5,301.00
Multimanager High Yield                        $ 418.00     $ 1,286.00     $ 2,199.00     $ 4,696.00
Multimanager International Equity              $ 467.00     $ 1,430.00     $ 2,433.00     $ 5,125.00
Multimanager Large Cap Core Equity             $ 454.00     $ 1,391.00     $ 2,369.00     $ 5,009.00
Multimanager Large Cap Growth                  $ 456.00     $ 1,397.00     $ 2,378.00     $ 5,027.00
Multimanager Large Cap Value                   $ 451.00     $ 1,381.00     $ 2,354.00     $ 4,981.00
Multimanager Mid Cap Growth                    $ 475.00     $ 1,452.00     $ 2,467.00     $ 5,187.00
Multimanager Mid Cap Value                     $ 474.00     $ 1,449.00     $ 2,462.00     $ 5,178.00
Multimanager Small Cap Growth                  $ 477.00     $ 1,458.00     $ 2,477.00     $ 5,205.00
Multimanager Small Cap Value                   $ 465.00     $ 1,424.00     $ 2,423.00     $ 5,107.00
Multimanager Technology                        $ 488.00     $ 1,491.00     $ 2,531.00     $ 5,301.00
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock              $ 401.00     $ 1,237.00     $ 2,118.00     $ 4,545.00
EQ/AllianceBernstein Intermediate Government
 Securities                                    $ 404.00     $ 1,246.00     $ 2,133.00     $ 4,574.00
EQ/AllianceBernstein International             $ 432.00     $ 1,326.00     $ 2,264.00     $ 4,817.00
EQ/AllianceBernstein Large Cap Growth          $ 446.00     $ 1,369.00     $ 2,334.00     $ 4,945.00
EQ/AllianceBernstein Quality Bond              $ 405.00     $ 1,249.00     $ 2,138.00     $ 4,583.00
EQ/AllianceBernstein Small Cap Growth          $ 430.00     $ 1,320.00     $ 2,254.00     $ 4,798.00
EQ/AllianceBernstein Value                     $ 413.00     $ 1,271.00     $ 2,174.00     $ 4,649.00
EQ/Ariel Appreciation II                       $ 444.00     $ 1,363.00     $ 2,324.00     $ 4,927.00
EQ/AXA Rosenberg Value Long/Short Equity       $ 686.00     $ 2,052.00     $ 3,411.00     $ 6,784.00
EQ/BlackRock Basic Value Equity                $ 410.00     $ 1,261.00     $ 2,159.00     $ 4,621.00
EQ/BlackRock International Value               $ 443.00     $ 1,360.00     $ 2,319.00     $ 4,918.00
EQ/Boston Advisors Equity Income               $ 432.00     $ 1,326.00     $ 2,264.00     $ 4,817.00
EQ/Calvert Socially Responsible                $ 431.00     $ 1,323.00     $ 2,259.00     $ 4,808.00
EQ/Capital Guardian Growth                     $ 422.00     $ 1,298.00     $ 2,219.00     $ 4,733.00
EQ/Capital Guardian Research                   $ 418.00     $ 1,286.00     $ 2,199.00     $ 4,696.00
EQ/Caywood-Scholl High Yield Bond              $ 418.00     $ 1,286.00     $ 2,199.00     $ 4,696.00
EQ/Davis New York Venture                      $ 446.00     $ 1,369.00     $ 2,334.00     $ 4,945.00
EQ/Equity 500 Index                            $ 378.00     $ 1,168.00     $ 2,006.00     $ 4,333.00
EQ/Evergreen International Bond                $ 430.00     $ 1,320.00     $ 2,254.00     $ 4,798.00
EQ/Evergreen Omega                             $ 433.00     $ 1,329.00     $ 2,269.00     $ 4,826.00
-------------------------------------------------------------------------------------------------------


                                                                    Fee table 17

------------------------------------------------------------------------------------------------------
                                                 If you surrender your contract at the end of the
                                                             applicable time period
------------------------------------------------------------------------------------------------------
 Portfolio Name                                1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                $ 1,123.00     $ 1,901.00     $ 2,724.00     $ 4,743.00
EQ/Franklin Income                           $ 1,148.00     $ 1,975.00     $ 2,844.00     $ 4,963.00
EQ/Franklin Small Cap Value                  $ 1,152.00     $ 1,984.00     $ 2,859.00     $ 4,991.00
EQ/Franklin Templeton Founding Strategy      $ 1,177.00     $ 2,058.00     $ 2,977.00     $ 5,205.00
EQ/GAMCO Mergers and Acquisitions            $ 1,153.00     $ 1,988.00     $ 2,864.00     $ 5,000.00
EQ/GAMCO Small Company Value                 $ 1,131.00     $ 1,923.00     $ 2,759.00     $ 4,808.00
EQ/International Core PLUS                   $ 1,137.00     $ 1,942.00     $ 2,789.00     $ 4,863.00
EQ/International Growth                      $ 1,156.00     $ 1,997.00     $ 2,878.00     $ 5,027.00
EQ/JPMorgan Core Bond                        $ 1,097.00     $ 1,824.00     $ 2,598.00     $ 4,507.00
EQ/JPMorgan Value Opportunities              $ 1,116.00     $ 1,880.00     $ 2,689.00     $ 4,677.00
EQ/Large Cap Core PLUS                       $ 1,119.00     $ 1,889.00     $ 2,704.00     $ 4,705.00
EQ/Large Cap Growth PLUS                     $ 1,118.00     $ 1,886.00     $ 2,699.00     $ 4,696.00
EQ/Legg Mason Value Equity                   $ 1,124.00     $ 1,905.00     $ 2,729.00     $ 4,752.00
EQ/Long Term Bond                            $ 1,094.00     $ 1,815.00     $ 2,583.00     $ 4,478.00
EQ/Lord Abbett Growth and Income             $ 1,123.00     $ 1,901.00     $ 2,724.00     $ 4,743.00
EQ/Lord Abbett Large Cap Core                $ 1,129.00     $ 1,917.00     $ 2,749.00     $ 4,789.00
EQ/Lord Abbett Mid Cap Value                 $ 1,127.00     $ 1,914.00     $ 2,744.00     $ 4,780.00
EQ/Marsico Focus                             $ 1,141.00     $ 1,954.00     $ 2,809.00     $ 4,900.00
EQ/Mid Cap Value PLUS                        $ 1,123.00     $ 1,901.00     $ 2,724.00     $ 4,743.00
EQ/Money Market                              $ 1,085.00     $ 1,790.00     $ 2,542.00     $ 4,401.00
EQ/Montag & Caldwell Growth                  $ 1,133.00     $ 1,929.00     $ 2,769.00     $ 4,826.00
EQ/Mutual Shares                             $ 1,155.00     $ 1,994.00     $ 2,874.00     $ 5,018.00
EQ/Oppenheimer Global                        $ 1,193.00     $ 2,103.00     $ 3,050.00     $ 5,336.00
EQ/Oppenheimer Main Street Opportunity       $ 1,176.00     $ 2,055.00     $ 2,972.00     $ 5,196.00
EQ/Oppenheimer Main Street Small Cap         $ 1,184.00     $ 2,079.00     $ 3,011.00     $ 5,266.00
EQ/PIMCO Real Return                         $ 1,111.00     $ 1,864.00     $ 2,664.00     $ 4,630.00
EQ/Short Duration Bond                       $ 1,099.00     $ 1,830.00     $ 2,608.00     $ 4,526.00
EQ/Small Company Index                       $ 1,079.00     $ 1,771.00     $ 2,512.00     $ 4,343.00
EQ/T. Rowe Price Growth Stock                $ 1,136.00     $ 1,938.00     $ 2,784.00     $ 4,854.00
EQ/Templeton Growth                          $ 1,159.00     $ 2,006.00     $ 2,893.00     $ 5,054.00
EQ/UBS Growth and Income                     $ 1,134.00     $ 1,932.00     $ 2,774.00     $ 4,835.00
EQ/Van Kampen Comstock                       $ 1,122.00     $ 1,898.00     $ 2,719.00     $ 4,733.00
EQ/Van Kampen Emerging Markets Equity        $ 1,184.00     $ 2,079.00     $ 3,011.00     $ 5,266.00
EQ/Van Kampen Mid Cap Growth                 $ 1,127.00     $ 1,914.00     $ 2,744.00     $ 4,780.00
EQ/Van Kampen Real Estate                    $ 1,155.00     $ 1,994.00     $ 2,874.00     $ 5,018.00
------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                  If you annuitize at the end of the
                                             applicable time period and select a non-life
                                          contingent period certain annuity option with less
                                                           than five years
---------------------------------------------------------------------------------------------
 Portfolio Name                           1 year      3 years        5 years       10 years
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------
EQ/FI Mid Cap                               N/A     $ 1,901.00     $ 2,724.00     $ 4,743.00
EQ/Franklin Income                          N/A     $ 1,975.00     $ 2,844.00     $ 4,963.00
EQ/Franklin Small Cap Value                 N/A     $ 1,984.00     $ 2,859.00     $ 4,991.00
EQ/Franklin Templeton Founding Strategy     N/A     $ 2,058.00     $ 2,977.00     $ 5,205.00
EQ/GAMCO Mergers and Acquisitions           N/A     $ 1,988.00     $ 2,864.00     $ 5,000.00
EQ/GAMCO Small Company Value                N/A     $ 1,923.00     $ 2,759.00     $ 4,808.00
EQ/International Core PLUS                  N/A     $ 1,942.00     $ 2,789.00     $ 4,863.00
EQ/International Growth                     N/A     $ 1,997.00     $ 2,878.00     $ 5,027.00
EQ/JPMorgan Core Bond                       N/A     $ 1,824.00     $ 2,598.00     $ 4,507.00
EQ/JPMorgan Value Opportunities             N/A     $ 1,880.00     $ 2,689.00     $ 4,677.00
EQ/Large Cap Core PLUS                      N/A     $ 1,889.00     $ 2,704.00     $ 4,705.00
EQ/Large Cap Growth PLUS                    N/A     $ 1,886.00     $ 2,699.00     $ 4,696.00
EQ/Legg Mason Value Equity                  N/A     $ 1,905.00     $ 2,729.00     $ 4,752.00
EQ/Long Term Bond                           N/A     $ 1,815.00     $ 2,583.00     $ 4,478.00
EQ/Lord Abbett Growth and Income            N/A     $ 1,901.00     $ 2,724.00     $ 4,743.00
EQ/Lord Abbett Large Cap Core               N/A     $ 1,917.00     $ 2,749.00     $ 4,789.00
EQ/Lord Abbett Mid Cap Value                N/A     $ 1,914.00     $ 2,744.00     $ 4,780.00
EQ/Marsico Focus                            N/A     $ 1,954.00     $ 2,809.00     $ 4,900.00
EQ/Mid Cap Value PLUS                       N/A     $ 1,901.00     $ 2,724.00     $ 4,743.00
EQ/Money Market                             N/A     $ 1,790.00     $ 2,542.00     $ 4,401.00
EQ/Montag & Caldwell Growth                 N/A     $ 1,929.00     $ 2,769.00     $ 4,826.00
EQ/Mutual Shares                            N/A     $ 1,994.00     $ 2,874.00     $ 5,018.00
EQ/Oppenheimer Global                       N/A     $ 2,103.00     $ 3,050.00     $ 5,336.00
EQ/Oppenheimer Main Street Opportunity      N/A     $ 2,055.00     $ 2,972.00     $ 5,196.00
EQ/Oppenheimer Main Street Small Cap        N/A     $ 2,079.00     $ 3,011.00     $ 5,266.00
EQ/PIMCO Real Return                        N/A     $ 1,864.00     $ 2,664.00     $ 4,630.00
EQ/Short Duration Bond                      N/A     $ 1,830.00     $ 2,608.00     $ 4,526.00
EQ/Small Company Index                      N/A     $ 1,771.00     $ 2,512.00     $ 4,343.00
EQ/T. Rowe Price Growth Stock               N/A     $ 1,938.00     $ 2,784.00     $ 4,854.00
EQ/Templeton Growth                         N/A     $ 2,006.00     $ 2,893.00     $ 5,054.00
EQ/UBS Growth and Income                    N/A     $ 1,932.00     $ 2,774.00     $ 4,835.00
EQ/Van Kampen Comstock                      N/A     $ 1,898.00     $ 2,719.00     $ 4,733.00
EQ/Van Kampen Emerging Markets Equity       N/A     $ 2,079.00     $ 3,011.00     $ 5,266.00
EQ/Van Kampen Mid Cap Growth                N/A     $ 1,914.00     $ 2,744.00     $ 4,780.00
EQ/Van Kampen Real Estate                   N/A     $ 1,994.00     $ 2,874.00     $ 5,018.00
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                         If you do not surrender
                                                       your contract at the end of
                                                                   the
                                                          applicable time period
---------------------------------------------------------------------------------------------------
 Portfolio Name                              1 year       3 years         5 years        10 years
---------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                               $ 423.00     $ 1,301.00      $ 2,224.00     $ 4,743.00
EQ/Franklin Income                          $ 448.00     $ 1,375.00      $ 2,344.00     $ 4,963.00
EQ/Franklin Small Cap Value                 $ 452.00     $ 1,384.00      $ 2,359.00     $ 4,991.00
EQ/Franklin Templeton Founding Strategy     $ 477.00     $ 1,458.00      $ 2,477.00     $ 5,205.00
EQ/GAMCO Mergers and Acquisitions           $ 453.00     $ 1,388.00      $ 2,364.00     $ 5,000.00
EQ/GAMCO Small Company Value                $ 431.00     $ 1,323.00      $ 2,259.00     $ 4,808.00
EQ/International Core PLUS                  $ 437.00     $ 1,342.00      $ 2,289.00     $ 4,863.00
EQ/International Growth                     $ 456.00     $ 1,397.00      $ 2,378.00     $ 5,027.00
EQ/JPMorgan Core Bond                       $ 397.00     $ 1,224.00      $ 2,098.00     $ 4,507.00
EQ/JPMorgan Value Opportunities             $ 416.00     $ 1,280.00      $ 2,189.00     $ 4,677.00
EQ/Large Cap Core PLUS                      $ 419.00     $ 1,289.00      $ 2,204.00     $ 4,705.00
EQ/Large Cap Growth PLUS                    $ 418.00     $ 1,286.00      $ 2,199.00     $ 4,696.00
EQ/Legg Mason Value Equity                  $ 424.00     $ 1,305.00      $ 2,229.00     $ 4,752.00
EQ/Long Term Bond                           $ 394.00     $ 1,215.00      $ 2,083.00     $ 4,478.00
EQ/Lord Abbett Growth and Income            $ 423.00     $ 1,301.00      $ 2,224.00     $ 4,743.00
EQ/Lord Abbett Large Cap Core               $ 429.00     $ 1,317.00      $ 2,249.00     $ 4,789.00
EQ/Lord Abbett Mid Cap Value                $ 427.00     $ 1,314.00      $ 2,244.00     $ 4,780.00
EQ/Marsico Focus                            $ 441.00     $ 1,354.00      $ 2,309.00     $ 4,900.00
EQ/Mid Cap Value PLUS                       $ 423.00     $ 1,301.00      $ 2,224.00     $ 4,743.00
EQ/Money Market                             $ 385.00     $ 1,190.00      $ 2,042.00     $ 4,401.00
EQ/Montag & Caldwell Growth                 $ 433.00     $ 1,329.00      $ 2,269.00     $ 4,826.00
EQ/Mutual Shares                            $ 455.00     $ 1,394.00      $ 2,374.00     $ 5,018.00
EQ/Oppenheimer Global                       $ 493.00     $ 1,503.00      $ 2,550.00     $ 5,336.00
EQ/Oppenheimer Main Street Opportunity      $ 476.00     $ 1,455.00      $ 2,472.00     $ 5,196.00
EQ/Oppenheimer Main Street Small Cap        $ 484.00     $ 1,479.00      $ 2,511.00     $ 5,266.00
EQ/PIMCO Real Return                        $ 411.00     $ 1,264.00      $ 2,164.00     $ 4,630.00
EQ/Short Duration Bond                      $ 399.00     $ 1,230.00      $ 2,108.00     $ 4,526.00
EQ/Small Company Index                      $ 379.00     $ 1,171.00      $ 2,012.00     $ 4,343.00
EQ/T. Rowe Price Growth Stock               $ 436.00     $ 1,338.00      $ 2,284.00     $ 4,854.00
EQ/Templeton Growth                         $ 459.00     $ 1,406.00      $ 2,393.00     $ 5,054.00
EQ/UBS Growth and Income                    $ 434.00     $ 1,332.00      $ 2,274.00     $ 4,835.00
EQ/Van Kampen Comstock                      $ 422.00     $ 1,298.00      $ 2,219.00     $ 4,733.00
EQ/Van Kampen Emerging Markets Equity       $ 484.00     $ 1,479.00      $ 2,511.00     $ 5,266.00
EQ/Van Kampen Mid Cap Growth                $ 427.00     $ 1,314.00      $ 2,244.00     $ 4,780.00
EQ/Van Kampen Real Estate                   $ 455.00     $ 1,394.00      $ 2,374.00     $ 5,018.00
---------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

18 Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2007.


                                                                    Fee table 19

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT
You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type of owner and contract purchased. The following table summarizes our rules regarding contributions to your contract. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.


We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are ages 81 and older at contract issue unless you elect GWBL). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------

The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining, contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                Source of contributions        Limitations on contributions+
-----------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85    o $5,000 (initial)           o After-tax money.             o No additional contributions
                                                                                               may be made after attain-
                                 o $500 (additional)          o Paid to us by check or         ment of age 86, or if later,
                                                                transfer of contract value     the first contract date anni-
                                 o $100 monthly and $300        in a tax-deferred exchange     versary.*
                                   quarterly under our auto-    under Section 1035 of the
                                   matic investment program     Internal Revenue Code.
                                   (additional)
-----------------------------------------------------------------------------------------------------------------------------

20 Contract features and benefits

--------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions          Source of contributions          Limitations on contributions+
--------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 85   o $5,000 (initial)     o Eligible rollover distribu-    o No additional contributions
                                                          tions from 403(b) plans,         may be made after attain-
                                 o $50 (additional)       qualified plans, and govern-     ment of age 86, or, if later,
                                                          mental employer 457(b)           the first contract date
                                                          plans.                           anniversary.*

                                                        o Rollovers from another         o Contributions after age 70-1/2
                                                          traditional individual retire-   must be net of required
                                                          ment arrangement.                minimum distributions.

                                                        o Direct custodian-to-           o Although we accept regular
                                                          custodian transfers from         IRA contributions (limited to
                                                          another traditional indi-        $5,000) under Rollover IRA
                                                          vidual retirement                contracts, we intend that
                                                          arrangement.                     this contract be used
                                                                                           primarily for rollover and
                                                        o Regular IRA contributions.       direct transfer contributions.

                                                        o Additional catch-up            o Additional catch-up contri-
                                                          contributions.                   butions of up to $1,000 per
                                                                                           calendar year where the
                                                                                           owner is at least age 50 but
                                                                                           under age 70-1/2 at any time
                                                                                           during the calendar year for
                                                                                           which the contribution is
                                                                                           made.
--------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

-------------------------------------------------------------------------------------------------------------------------------
                  Available
                  for owner
                  and annuitant   Minimum
Contract type     issue ages      contributions             Source of contributions           Limitations on contributions+
-------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 85   o $5,000 (initial)        o Rollovers from another          o No additional contributions
IRA                                                           Roth IRA.                         may be made after attain-
                                  o $50 (additional)                                            ment of age 86, or, if later,
                                                            o Rollovers from a "desig-          the first contract date
                                                              nated Roth contribution           anniversary.*
                                                              account" under a 401(k)
                                                              plan or 403(b) plan.            o Conversion rollovers after
                                                                                                age 70-1/2 must be net of
                                                            o Conversion rollovers from a       required minimum distribu-
                                                              traditional IRA or other          tions for the traditional IRA
                                                              eligible retirement plan.         or other eligible retirement
                                                                                                plan which is the source of
                                                            o Direct transfers from             the conversion rollover.
                                                              another Roth IRA.
                                                                                              o You cannot roll over funds
                                                            o Regular Roth IRA contribu-        from a traditional IRA or
                                                              tions.                            other eligible retirement
                                                                                                plan if your adjusted gross
                                                            o Additional catch-up               income is $100,000 or
                                                              contributions.                    more.

                                                                                              o Although we accept regular
                                                                                                Roth IRA contributions (lim-
                                                                                                ited to $5,000) under Roth
                                                                                                IRA contracts, we intend
                                                                                                that this contract be used
                                                                                                primarily for rollover and
                                                                                                direct transfer contributions.

                                                                                              o Additional catch-up contri-
                                                                                                butions of up to $1,000 per
                                                                                                calendar year where the
                                                                                                owner is at least age 50 at
                                                                                                any time during the calendar
                                                                                                year for which the contribu-
                                                                                                tion is made.
-------------------------------------------------------------------------------------------------------------------------------
Rollover TSA**    20 through 85   o $5,000 (initial)        o With documentation of           o No additional contributions
                                                              employer or plan approval,        may be made after attain-
                                  o $500 (additional)         and limited to pre-tax            ment of age 86, or, if later,
                                                              funds, direct plan-to-plan        the first contract date
                                                              transfers from another            anniversary.*
                                                              403(b) plan or contract
                                                              exchanges from another          o Contributions after age 70-1/2
                                                              403(b) contract under the         must be net of any required
                                                              same plan.                        minimum distributions.

                                                            o With documentation of           o We do not accept employer-
                                                              employer or plan approval,        remitted contributions.
                                                              and limited to pre-tax
                                                              funds, eligible rollover dis-   o We do not accept after- tax
                                                              tributions from other 403(b)      contributions, including des-
                                                              plans, qualified plans, gov-      ignated Roth contributions.
                                                              ernmental employer 457(b)
                                                              plans or traditional IRAs.
-------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

--------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant   Minimum
Contract type      issue ages      contributions             Source of contributions           Limitations on contributions+
--------------------------------------------------------------------------------------------------------------------------------
QP                 20 through 75   o $5,000 (initial)        o Only transfer contributions     o A separate QP contract must
                                                               from other investments            be established for each plan
                                   o $500 (additional)         within an existing defined        participant.
                                                               contribution qualified plan
                                                               trust.                          o We do not accept regular
                                                                                                 ongoing payroll contribu-
                                                             o The plan must be qualified        tions or contributions
                                                               under Section 401(a) of the       directly from the employer.
                                                               Internal Revenue Code.
                                                                                               o Only one additional transfer
                                                             o For 401(k) plans, trans-          contribution may be made
                                                               ferred contributions may          during a contract year.
                                                               not include any after-tax
                                                               contributions, including        o No additional transfer con-
                                                               designated Roth contribu-         tributions after participant's
                                                               tions.                            attainment of age 76 or, if
                                                                                                 later, the first contract date
                                                                                                 anniversary.

                                                                                               o Contributions after age 70-1/2
                                                                                                 must be net of any required
                                                                                                 minimum distributions.

                                                                                               o We do not accept contribu-
                                                                                                 tions from defined benefit
                                                                                                 plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
--------------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 70   o $4,000 (initial)        o Regular traditional IRA         o No regular IRA contributions
IRA                                                           contributions.                     in the calendar year you turn
                                   o $50 (additional)                                            age 70-1/2 and thereafter.
                                                             o Additional catch-up
                                   o $50 monthly or           contributions.                   o Regular contributions may
                                     quarterly under our                                         not exceed $5,000.
                                     automatic invest-       o Eligible rollover distribu-
                                     ment program              tions from 403(b) plans,        o Additional catch-up contri-
                                     (additional)              qualified plans, and govern-      butions of up to $1,000 per
                                                               mental employer 457(b)            calendar year where the
                                                               plans.                            owner is at least age 50 but
                                                                                                 under age 70-1/2 at any time
                                                             o Rollovers from another            during the calendar year for
                                                               traditional individual retire-    which the contribution is
                                                               ment arrangement.                 made.

                                                             o Direct custodian-               o Although we accept rollover
                                                               to-custodian transfers from       and direct transfer contribu-
                                                               another traditional indi-         tions under the Flexible
                                                               vidual retirement                 Premium IRA contract, we
                                                               arrangement.                      intend that this contract be
                                                                                                 used for ongoing regular
                                                                                                 contributions.

                                                                                               o Rollover and direct transfer
                                                                                                 contributions may be made
                                                                                                 up to attainment of age
                                                                                                 86.*

                                                                                               o Rollover and direct transfer
                                                                                                 contributions after age 70-1/2
                                                                                                 must be net of required
                                                                                                 minimum distributions.
--------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

----------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant   Minimum
Contract type      issue ages      contributions                  Source of contributions         Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 85   o $4,000 (initial)             o Regular Roth IRA contribu-    o No additional contributions
Roth IRA                                                            tions.                          may be made after the
                                   o $50 (additional)                                               attainment of age 86, or, if
                                                                  o Additional catch-up contri-     later, the first contract date
                                   o $50 monthly or quarterly       butions.                        anniversary.*
                                     under our automatic invest-
                                     ment program (additional)    o Rollovers from another        o Contributions are subject to
                                                                    Roth IRA.                       income limits and other tax
                                                                                                    rules.
                                                                  o Rollovers from a "desig-
                                                                    nated Roth contribution       o Regular Roth IRA contribu-
                                                                    account" under a 401(k)         tions may not exceed $ 5,000.
                                                                    plan or 403(b) plan.
                                                                                                  o Additional catch-up contri-
                                                                  o Conversion rollovers from       butions of up to $1,000 per
                                                                    a traditional IRA or other      calendar year where the
                                                                    eligible retirement plan.       owner is at least age 50 at
                                                                                                    any time during the calendar
                                                                  o Direct transfers from           year for which the contribu-
                                                                    another Roth IRA.               tion is made.

                                                                                                  o Although we accept rollover
                                                                                                    and direct transfer contribu-
                                                                                                    tions under the Flexible
                                                                                                    Premium Roth IRA contract,
                                                                                                    we intend that this contract
                                                                                                    be used for ongoing regular
                                                                                                    Roth IRA contributions.
----------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant   Minimum
Contract type      issue ages      contributions             Source of contributions         Limitations on contributions+
-----------------------------------------------------------------------------------------------------------------------------
Inherited IRA      0-70            o $5,000 (initial)        o Direct custodian-to-          o Any additional contributions
Beneficiary                                                    custodian transfers of your     must be from the same type
Continuation                       o $1,000 (additional)       interest as a death benefi-     of IRA of the same deceased
Contract (tradi-                                               ciary of the deceased           owner.
tional IRA or                                                  owner's traditional indi-
Roth IRA)                                                      vidual retirement             o Non-spousal beneficiary
                                                               arrangement or Roth IRA to      direct rollover contributions
                                                               an IRA of the same type.        from qualified plans, 403(b)
                                                                                               plans and governmental
                                                                                               employer 457(b) plans may
                                                                                               be made to a traditional
                                                                                               Inherited IRA contract under
                                                                                               specified circumstances.
-----------------------------------------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in the Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.

*   Please see Appendix VII later in this Prospectus for state variations.


**  May not be available from all Selling broker-dealers.


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.

                                               Contract features and benefits 25

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. If the contract is jointly owned and GWBL has not been elected, benefits are based on the age of the older joint owner. In this Prospectus, when we use the term "owner", we intend this to be a reference to the annuitant if the contract has a non-natural owner. If GWBL is elected, the terms "owner" and "successor owner" are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. We do not permit joint annuitants unless you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. Under QP contracts, all benefits are based on the age of the annuitant.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

If you are purchasing this contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit ("GMIB") or the Guaranteed withdrawal benefit for life ("GWBL"), or an enhanced death benefit, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, GWBL and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.


--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------


Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging. If you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit, your invest-

26  Contract features and benefits
ment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the following variable investment options: the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio ("permitted variable investment options").

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio.



VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers.


                                              Contract features and benefits  27

PORTFOLIOS OF THE TRUSTS

The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risk associated with certain guaranteed features, including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                 o ClearBridge Advisors, LLC
                                                                                        o Legg Mason Capital Management, Inc.
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital      o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                              o Invesco Aim Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current        o Pacific Investment Management Company
                              income and capital appreciation.                            LLC
                                                                                        o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                 o JPMorgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


28 Contract features and benefits

---------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY                                                                          o Janus Capital Management LLC
                                                                                      o Thornburg Investment Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o RCM Capital Management LLC
 GROWTH                                                                               o TCW Investment Management Company
                                                                                      o T. Rowe Price Associates, Inc.
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE                                                                                o Institutional Capital LLC
                                                                                      o MFS Investment Management
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH                                                                               o Franklin Advisers, Inc.
                                                                                      o Provident Investment Counsel, Inc.
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC
                                                                                      o TCW Investment Management Company
                                                                                      o Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Eagle Asset Management, Inc.
 GROWTH                                                                               o Wells Capital Management Inc.
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Franklin Advisory Services, LLC
 VALUE                                                                                o Lazard Asset Management LLC
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                           o Firsthand Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 MON STOCK
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 NATIONAL
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                 o AllianceBernstein L.P.
---------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.       o Ariel Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 29

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE        Seeks to increase value through bull markets and bear     o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY            markets using strategies that are designed to limit
                              exposure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Seeks to achieve capital appreciation and secondarily,    o BlackRock Investment Management, LLC
 EQUITY                       income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of   o BlackRock Investment Management
 VALUE                        income, accompanied by growth of capital.                   International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks to achieve a combination of growth and income to    o Boston Advisors, LLC
 INCOME                       achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.          o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                            o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                         o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of capital.             o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                              approximates the total return performance of the S&P
                              500 Index, including reinvestment of dividends, at a
                              risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks to achieve capital growth and current income.       o Evergreen Investment Management
 BOND                                                                                     Company, LLC
                                                                                        o First International Advisors, LLC (dba
                                                                                          "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks to achieve long-term capital growth.                o Evergreen Investment Management
                                                                                          Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks to achieve long-term growth of capital.             o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects      o Franklin Advisers, Inc.
                              for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   Seeks to achieve long-term total return.                  o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily      o AXA Equitable
 FOUNDING STRATEGY            seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                    o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                   o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.             o AXA Equitable
                                                                                        o Mellon Capital Management Corporation
                                                                                        o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                    o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------


30 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with      o JPMorgan Investment Management Inc.
                              moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.          o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Seeks to achieve long-term growth of capital with a sec-  o AXA Equitable
                              ondary objective to seek reasonable current income. For   o Institutional Capital LLC
                              purposes of this Portfolio, the words "reasonable         o Mellon Capital Management Corporation
                              current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS      Seeks to provide long-term capital growth.                o AXA Equitable
                                                                                        o Marsico Capital Management, LLC
                                                                                        o Mellon Capital Management Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY    Seeks to achieve long-term growth of capital.             o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND             Seeks to maximize income and capital appreciation         o BlackRock Financial Management, Inc.
                              through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Seeks to achieve capital appreciation and growth of       o Lord, Abbett & Co. LLC
 INCOME                       income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP      Seeks to achieve capital appreciation and growth of       o Lord, Abbett & Co. LLC
 CORE                         income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE  Seeks to achieve capital appreciation.                    o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS              Seeks to achieve long-term growth of capital.             o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS         Seeks to achieve long-term capital appreciation.          o AXA Equitable
                                                                                        o Mellon Capital Management Corporation
                                                                                        o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income,           o The Dreyfus Corporation
                              preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                    o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES              Seeks to achieve capital appreciation, which may occa-    o Franklin Mutual Advisers, LLC
                              sionally be short-term, and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL         Seeks to achieve capital appreciation.                    o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET    Seeks to achieve long-term capital appreciation.          o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET    Seeks to achieve capital appreciation.                    o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN          Seeks to achieve maximum real return consistent with      o Pacific Investment Management Company,
                              preservation of real capital and prudent investment man-    LLC
                              agement.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks to achieve current income with reduced volatility   o BlackRock Financial Management, Inc.
                              of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the     o AllianceBernstein L.P.
                              deduction of Portfolio expenses) the total return of the
                              Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 31

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name              Objective                                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and         o T. Rowe Price Associates, Inc.
 STOCK                      secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH         Seeks to achieve long-term capital growth.                  o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation  o UBS Global Asset Management
                            with income as a secondary consideration.                     (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                 o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks to achieve long-term capital appreciation.            o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Seeks to achieve capital growth.                            o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE   Seeks to provide above average current income and long-     o Morgan Stanley Investment Management Inc.
                            term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.


32 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2008 is 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2008, the next available maturity date was February 15, 2015. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market

                                              Contract features and benefits  33
value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. If an owner or annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at

34  Contract features and benefits
least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."


You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.


If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options (subject to restrictions in certain states. See Appendix VII later in this Prospectus.) You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.


INVESTMENT SIMPLIFIER


FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

                                              Contract features and benefits  35

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


                      ----------------------------------

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in every state. See Appendix VII later in this Prospectus for more information on state availability.



GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE


This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

6% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is:

o 6% with respect to the variable investment options (other than EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond), and the account for special dollar cost averaging; the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, and EQ/Short Duration Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).


The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up on the contract date anniversary following the annuitant's 85th birthday.


ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:

36  Contract features and benefits

o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday, plus any contributions made since the most recent Annual Ratchet, less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

For contracts with non-natural owners, the last contract date anniversary a ratchet could occur is based on the annuitant's age.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

In Washington a different roll-up rate applies to the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit. See Appendix VII later in this Prospectus.


GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, if your contract has an annual reset. If your contract has a five year reset, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any 5th or later contract date anniversary until the contract date anniversary following age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. If your contract is eligible for an annual reset and your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary on which you are eligible for a reset. If your contract is eligible for an annual reset, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

--------------------------------------------------------------------------------
ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.

AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.

AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.
--------------------------------------------------------------------------------

If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary or for five years, depending upon the reset period available under your contract. Please see Appendix VIII later in this Prospectus for more information on the reset feature available under your contract. If after your death your spouse continues the contract and your contract has an annual reset, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. However, if your contract has a five year reset, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.


It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus. If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to this contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for this contract from another traditional IRA, TSA or QP contract that you maintain. If you withdraw the lifetime required minimum distribution from this contract, and the required minimum

                                              Contract features and benefits  37
distribution is more than 6% of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" and "Tax-sheltered annuity contracts (TSAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts," later in this Prospectus.

The Roll-Up benefit base for both the "Greater of" enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. Your contract may specify different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options.



GUARANTEED MINIMUM INCOME BENEFIT OPTION

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


If you are purchasing this contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:

------------------------------------------------
                 Level payments
------------------------------------------------
                       Period certain years
      Owner's          --------------------
  age at exercise         IRAs        NQ
------------------------------------------------
   75 and younger          10         10
         76                 9         10
         77                 8         10
         78                 7         10
         79                 7         10
         80                 7         10
         81                 7          9
         82                 7          8
         83                 7          7
         84                 6          6
         85                 5          5
------------------------------------------------


We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity pur-

38  Contract features and benefits
chase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. For certain contracts, the guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except, as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.


-------------------------------------------------------------
                     Guaranteed          Guaranteed mini-
                   minimum income       mum income benefit
                  benefit -- annual      -- annual income
                 income payable for    payable for life (for
    Contract    life (for contracts    contracts with the
     date        with the five year     annual Roll-Up ben-
  anniversary   Roll-Up benefit base      efit base reset
  at exercise      reset feature)            feature).
-------------------------------------------------------------
      10               $11,891                $10,065
      15               $18,597                $15,266
-------------------------------------------------------------


EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age as follows:

o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

                                              Contract features and benefits  39

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv) for Accumulator(R) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(vii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age; and

(viii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and associated withdrawal charges), whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will

40  Contract features and benefits
automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


OPTIONAL ENHANCED DEATH BENEFIT APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS. FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE.

Subject to state availability (see Appendix VII later in this Prospectus for state availability of these benefits), you may elect one of the following enhanced death benefits:

o   Annual Ratchet to age 85.

o   The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.

EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (see Appendix VII later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.


If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o   the account value or

o   any applicable death benefit

decreased by:

o   total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o   the account value or

o   any applicable death benefit

decreased by:

o   total net contributions

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

                                              Contract features and benefits  41

For contracts with non-natural owners, your eligibility to elect the Earnings enhancement benefit will be calculated based on the annuitant's age.

For an example of how the Earnings enhancement death benefit is calculated, please see Appendix VI.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it subsequently. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")


For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus. Your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.


You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable).

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis. Joint annuitants are not permitted under any other contracts.


This benefit is not available under an Inherited IRA contract. Joint life QP and TSA contracts are not permitted. If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.


The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);


o You are not interested in taking withdrawals prior to the contract's maturity date;


o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.


The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.


For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

42  Contract features and benefits

GWBL BENEFIT BASE


At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o   Your GWBL benefit base increases by any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on the annuitant's age or on the younger annuitant's age, if applicable, at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:


--------------------------------------
Age            Applicable percentage
--------------------------------------
45-64                  4.0%
65-74                  5.0%
75-84                  6.0%
85 and older           7.0%
--------------------------------------


We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:


o The GWBL benefit base is reset as of the date of the Excess with drawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.


You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.


For example, assume your Income base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your Income base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even

                                              Contract features and benefits  43
if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.



ANNUAL RATCHET


Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.


5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL Enhanced death benefit base increases by any subsequent contribution;

o Your GWBL Enhanced death benefit base increases to equal your account value if ratcheted, as described above in this section;

o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section;

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make;

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


The death benefit is equal to your account value (adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals and withdrawal charges), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.



EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

44  Contract features and benefits

o Your Accumulator(R) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) contract.

o   No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% federal income tax penalty if they are taken before age 59-1/2. See "Tax information" later in this Prospectus.


o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.


o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.


PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").


100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options.


125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaran-

                                              Contract features and benefits  45
teed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 85th birthday. If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date. If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See "Owner and annuitant requirements" earlier in this section.


If you are planning to take required minimum distributions from this contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint owner contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. This contract may not be available in all states. Please speak with your financial professional for further information.

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.


The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from this contract even if you are receiving payments from another IRA of the deceased owner in

46  Contract features and benefits
    an amount that would otherwise satisfy the amount required to be distributed from this contract.


o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.


o An inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.


o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.


o   You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

o The Guaranteed minimum income benefit, Spousal continuation, special dollar cost averaging program, automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue tak ing required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.


If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Propectus.


                                              Contract features and benefits  47

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS


Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

                      ----------------------------------

If you apply for this contract by electronic means, please see Appendix VII for additional information.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.


GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

48  Determining your contract's value

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.


                                           Determining your contract's value  49

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

Some states may have additional transfer restrictions. Please see Appendix VII later in this Prospectus.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.



50  Transferring your money among investment options

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing programs, you must tell us:

      (a) the percentage you want invested in each investment option (whole percentages only), and

      (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled. Cancellation requests can be made through our website. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.

                            Transferring your money among investment options  51

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


----------------------------------------------------------------------------------
                                       Method of withdrawal
                   ---------------------------------------------------------------
                   Automatic                                              Lifetime
                    payment                                  Pre-age     required
                     plans                                   59-1/2       minimum
                     (GWBL                               substantially   distribu-
 Contract            only)       Partial    Systematic       equal         tion
----------------------------------------------------------------------------------
NQ                    Yes         Yes          Yes             No           No
----------------------------------------------------------------------------------
Rollover IRA          Yes         Yes          Yes            Yes          Yes
----------------------------------------------------------------------------------
Flexible
 Premium IRA          Yes         Yes          Yes            Yes          Yes
----------------------------------------------------------------------------------
Roth Conversion
 IRA                  Yes         Yes          Yes            Yes           No
----------------------------------------------------------------------------------
Flexible Pre-
 mium Roth IRA        Yes         Yes          Yes            Yes           No
----------------------------------------------------------------------------------
Inherited IRA         No          Yes           No             No           *
----------------------------------------------------------------------------------
QP**                  Yes         Yes           No             No          Yes
----------------------------------------------------------------------------------
Rollover
 TSA***               Yes         Yes          Yes             No          Yes
----------------------------------------------------------------------------------


* This contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


** All payments are made to the trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

*** Employer or plan approval required for all transactions. Your ability to take with drawals or loans from, or surrender your TSA contract may be limited. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.



AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.



MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase following any Annual Ratchet or 5% deferral bonus.


If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.



CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased following any Annual Ratchet or 5% deferral bonus. You must elect to change the scheduled payment amount.


It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS
(All contracts)


You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.


Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

52  Accessing your money

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)


You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.


If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).


The substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in

                                                        Accessing your money  53
calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.


If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawals may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.


FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days).

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/Guaranteed minimum income benefit Roll-Up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. A market value adjustment will apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

With respect to the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of with-

54  Accessing your money
drawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus.


WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life " in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service." If you elect the GWBL option or a PGB, loans are not permitted.

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Please see Appendix VII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

                                                        Accessing your money  55

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account." Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. If such fixed maturity amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE


You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract value" and "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,


(2) the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or


(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VII later in this Prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed

56  Accessing your money
minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus for further information.


----------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
----------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
----------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for owners and annu-    Period certain annuity
   itants age 83 or less at contract
   issue)
----------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


                                                        Accessing your money  57

The Income Manager(R) payout options are not available in all states.

If you purchase an Income Manager(R) contract in connection with the exercise of the Guaranteed minimum income option , different payout options may apply, as well as various other differences. See "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(R) prospectus.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.



ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.


If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. You will not be able to take withdrawals in addition to the payments under this annuity payout option. You will still be able to surrender the contract at any time for the remaining account value. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will continue to ratchet annually if your account value is greater than your minimum death benefit base. The minimum death benefit will be reduced dollar-for-dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.


Please see Appendix VII later in this Prospectus for variations that may apply in your state.

58  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risks charge

o   An administrative charge

o   A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.


The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.


To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

Administrative charge. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account

                                                        Charges and expenses  59
for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits, except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

-----------------------------------------------------------------
                          Contract year
-----------------------------------------------------------------
                   1     2     3     4     5     6     7     8+
-----------------------------------------------------------------
Percentage of
 contribution      7%    7%    6%    6%    5%    3%    1%    0%
-----------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VII later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

Certain withdrawals. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period,

60  Charges and expenses
      as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      - its main function is to provide skilled, intermediate, or custodial nursing care;
      -   it provides continuous room and board to three or more persons;
      -   it is supervised by a registered nurse or licensed practical nurse;
      -   it keeps daily medical records of each patient;
      -   it controls and records all medications dispensed; and
      -   its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to either 0.65% or 0.60% of the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 benefit base, depending upon when and where you purchased your contract. Please see Appendix VIII later in this Prospectus for more information on the Guaranteed minimum death benefit charge applicable to your contract.


GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

We will deduct this charge from your value in the variable investment options (or, if applicable, the permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.


PRINCIPAL GUARANTEE BENEFITS CHARGE

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE


If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered

                                                        Charges and expenses  61
or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life basis.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees ranging from 0.05% to 1.40%.

o   12b-1 fees of 0.25%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing

62  Charges and expenses
charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.


Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.



OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                                                        Charges and expenses  63

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, or the annuitant and joint annuitant, as applicable.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint

64  Payment of death benefit
owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.



If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges will continue to apply and no additional contributions will be permitted.


Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.


SPOUSAL CONTINUATION


If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.


The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:

       o If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

       o If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

       o If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

       o If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

       o For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions

                                                    Payment of death benefit  65
    will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o   The withdrawal charge schedule remains in effect.


If you divorce, Spousal continuation does not apply.



BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:


o The contract continues with your name on it for the benefit of your beneficiary.


o   The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum

66  Payment of death benefit
    distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o   The beneficiary automatically replaces the existing annuitant.


o The contract continues with your name on it for the benefit of your beneficiary.


o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o   Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals.

o   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o   The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

                                                    Payment of death benefit  67
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7.  Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit, special dollar cost averaging, selection of variable investment options, and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


Federal tax law requires all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


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TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED WITHDRAWAL BENEFIT FOR
LIFE


We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.



ANNUITY PAYMENTS


Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.


For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.



WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the

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discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.


The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.



INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o   Traditional IRAs, typically funded on a pre-tax basis; and


o   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions from tradi-

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tional IRAs and Roth IRAs. We currently do not offer traditional IRA contracts for use as employer-funded SEP-IRA or SIMPLE IRA plans, although we may do so in the future.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


AXA Equitable has applied for opinion letters from the IRS to approve the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. It is not clear if and when any such approval may be received. We have in the past received IRS opinion letters approving the respective forms of similar traditional IRA and Roth IRA endorsements for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts.

AXA Equitable has also submitted the respective forms of the Accumulator(R) Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted.


Your right to cancel within a certain number of days

You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o   "regular" contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

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

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


Cost of living indexing adjustments apply to the income limits on deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2008, AGI between $53,000 and $63,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2008, AGI between $85,000 and $105,000 after adjustment).


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2008, AGI between $159,000 and $169,000 after adjustment).


To determine the deductible amount of the contribution for 2008, for example, you determine AGI and subtract $53,000 if you are single, or $85,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

  ($10,000-excess AGI)     times    the maximum    Equals    the adjusted
 ----------------------      x        regular        =        deductible
   divided by $10,000              contribution            contribution for
                                                            the year limit


Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000 ($53,000 after cost of living adjustments for 2008). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000, for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;


o   403(b) plans; and


o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate

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payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


There are two ways to do rollovers:

o  Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o  Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

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Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.


A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Required minimum distributions


Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year

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-- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death

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required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Spousal continuation


If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or


o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.

To meet the substantially equal periodic payment exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

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Regular after-tax, direct transfer and rollover contributions may be made to a
Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment):

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2008, $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2008, $116,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2008, between $159,000 and $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2008, between $101,000 and $116,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Beginning in 2008, amounts can also be rolled over from non-Roth


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accounts under another eligible retirement plan, including a Code Section
401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan. You must meet AGI limits specified below.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.


To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax

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

returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   rollovers from a Roth IRA to another Roth IRA;

o   direct transfers from a Roth IRA to another Roth IRA;

o   qualified distributions from a Roth IRA; and

o   return of excess contributions or amounts recharacterized to a traditional
    IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


o   you are age 59-1/2 or older; or


o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2008 and the conversion contribution is made in 2009, the conversion contribution is treated as contributed prior to other conversion contributions made in 2009.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

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You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax


Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "traditional IRAs."

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The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and
Treasury regulatory changes in 2007 which become fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)

The IRS and the Treasury Department recently published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules become fully effective on January 1, 2009, but various transition rules apply beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. As of January 1, 2009, employers sponsoring 403(b) plans must have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE ACCUMULATOR(R) TSA
CONTRACT

Because the Accumulator(R) TSA contract (i) was designed to be purchased through either an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another, or a rollover from another 403(b) arrangement and (ii) does not accept employer-remitted contributions, after September 24, 2007, exchanges to an Accumulator(R) TSA contract are extremely limited as described below. Accumulator(R) TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" annuity contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

Contributions to an Accumulator(R) TSA contract after September 24, 2007, may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, the participants in that 403(b) plan are currently contributing to another AXA Equitable 403(b) annuity contract, or the employer agrees to enter into an information sharing agreement by January 1, 2009 with AXA Equitable with respect to the Accumulator(R) TSA contract.

AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.


CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS

Because of the "grandfathered" 403(b) annuity contract status of Accumulator(R) Rollover TSA contracts purchased prior to September 24, 2007 through Rev. Rul. 90-24 direct transfers, we provide the fol-


80  Tax information
lowing discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.

EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to TSA contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the 403(b) annuity contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o   reaching age 59-1/2 even if still employed; or

o   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) TSA contract.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information


                                                             Tax information  81
sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o   the owner reaches age 59-1/2;

o   the owner dies;

o   the owner becomes disabled (special federal income tax definition); or

o   the owner takes hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract (in a Rev. Rul. 90-24 exchange or other permitted transfer or exchange) is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to Accumulator(R) Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. Guaranteed annual withdrawal amounts that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" in this Prospectus, as well as GMIB and other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover, beginning in 2008. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules


82  Tax information
when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o   the loan does not qualify under the conditions above;

o   the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Effective beginning in 2008, distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution.
The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.



                                                             Tax information  83

SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $18,720 in 2008 will generally be exempt from federal income tax withholding. If the owner does not provide the



84  Tax information
owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             Tax information  85

8. More information

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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, the Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5) to deregister the Separate Account under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to the Separate Account;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in the respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2008 and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------------------------------
    Fixed Maturity
   Options with
   February 15th            Rate to           Price
 Maturity Date of       Maturity as of      Per $100 of
   Maturity Year      February 15, 2008    Maturity Value
--------------------------------------------------------------------------------
        2009                 3.00%*           $ 97.08
        2010                 3.00%*           $ 94.25
        2011                 3.00%*           $ 91.51
        2012                 3.00%*           $ 88.84
--------------------------------------------------------------------------------


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--------------------------------------------------------------
  Fixed Maturity
   Options with
   February 15th            Rate to           Price
 Maturity Date of       Maturity as of      Per $100 of
   Maturity Year      February 15, 2008    Maturity Value
--------------------------------------------------------------
        2013                3.00%*            $ 86.25
        2014                3.00%*            $ 83.73
        2015                3.42%             $ 79.01
        2016                3.69%             $ 74.82
        2017                3.87%             $ 71.03
        2018                4.01%             $ 67.47
--------------------------------------------------------------



* Since these rates to maturity are 3%, no amounts could have been allocated to these options.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

  (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

  (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

  (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMO's maturity date.

  (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS


Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.


We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940. The


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market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.



BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day;
         - after 4:00 p.m. Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.


o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.


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o   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:


o   the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


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FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.



TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial professional for further information.


See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.


You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself.


Loans are not available (except for Rollover TSA contracts, subject to plan or employer approval) and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.



ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value.


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If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



                                                            More information  91

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.


The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.


The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.


Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-equitable.com.


92  Incorporation of certain documents by reference

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.



-------------------------------------------------------------------------------------------------------------
                                                                          For the years
                                                                       ended December 31,
                                                                    -----------------------------------------
                                                                           2007          2006
-------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  14.58     $  13.91
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   25,941        4,973
-------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  11.97     $  11.46
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    4,306          590
-------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  12.62     $  12.12
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    6,473        1,414
-------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  13.27     $  12.65
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   37,645        8,363
-------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  14.71     $  14.01
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   75,948       17,150
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  13.94     $  13.65
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    2,328          869
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  10.83     $  10.27
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      353           63
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  19.90     $  18.04
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    4,042          800
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  13.84     $  12.31
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      881          180
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  11.07     $  10.73
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    1,453          364
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  16.46     $  14.29
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    1,013          213
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  14.35     $  15.23
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    5,014        1,142
-------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  11.09     $  11.37
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      639          124
-------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  11.27     $  11.05
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      440          160
-------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                                     For the years
                                                                  ended December 31,
--------------------------------------------------------------------------------------------------------
                                                                      2007          2006
--------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.40     $ 14.42
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1,992         385
--------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  19.62     $ 18.04
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,421         590
--------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $   2.84     $  2.77
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               3,300         989
--------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.22     $ 11.94
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 324         101
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.38     $ 11.90
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,506         604
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.61     $ 13.57
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,267         276
--------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $   3.40     $  3.35
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               4,141         966
--------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.11     $ 10.85
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               3,823         406
--------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.14     $ 13.65
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,496         553
--------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.74     $  9.95
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1,405         316
--------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.28     $ 12.09
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 550          81
--------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  15.98     $ 14.99
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2,442         587
--------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.51     $ 10.43
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               7,144         828
--------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $   9.76     $ 10.82
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1,033         123
--------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $   9.52          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              21,512          --
--------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.67     $ 11.43
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1,148         231
--------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  46.43     $ 43.04
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 981         156
--------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                                     For the years
                                                                  ended December 31,
--------------------------------------------------------------------------------------------------------
                                                                      2007          2006
--------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 19.36      $ 17.03
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,892          625
--------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.26      $  6.33
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              3,231          363
--------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 11.03      $ 10.84
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              3,598        1,106
--------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.23      $ 14.59
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                648          104
--------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.03      $ 13.69
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                162           37
--------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.83      $ 13.00
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                747           58
--------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.42      $ 11.22
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,065          314
--------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.13      $  7.67
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,046          249
--------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 12.58      $ 12.32
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                975          291
--------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 12.92      $ 11.83
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                524           92
--------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 12.40      $ 12.50
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              2,011          408
--------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 15.30      $ 13.60
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              5,402        1,416
--------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 15.19      $ 15.64
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,507          506
--------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.58      $ 10.24
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,895          702
--------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  2.36      $  1.98
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              2,099          449
--------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.75      $ 10.71
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              5,018          666
--------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 11.58      $ 11.10
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,541          158
--------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                                     For the years
                                                                  ended December 31,
--------------------------------------------------------------------------------------------------------
                                                                      2007          2006
--------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 11.16      $ 10.93
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                487           35
--------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.76      $ 11.10
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                886           96
--------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.45      $  8.59
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              3,197          841
--------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.26      $  9.87
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                488          111
--------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.39      $ 14.85
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,354          370
--------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.75      $  6.37
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,437          154
--------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.84      $ 10.76
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              4,461          526
--------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  2.46      $  2.47
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              2,349          473
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 11.48      $ 11.93
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              2,074          664
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 34.76      $ 24.80
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              2,799          625
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 16.12      $ 13.35
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,545          298
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.29           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              3,973           --
--------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.25      $ 12.96
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                238           94
--------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 11.28      $ 10.76
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,109          333
--------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 13.81      $ 12.84
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                845          178
--------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 12.66      $ 12.44
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,768          448
--------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 20.44      $ 18.42
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,524          386
--------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                                     For the years
                                                                   ended December 31,
--------------------------------------------------------------------------------------------------------
                                                                   2007         2006
--------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.02      $ 13.53
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                349           62
--------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 12.67      $ 11.54
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                674          176
--------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 15.92      $ 15.57
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              1,212          264
--------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.84      $ 13.44
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                725          212
--------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.81      $ 15.00
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                778          224
--------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  5.21      $  5.09
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              3,439          574
--------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 13.29      $ 14.93
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                704          327
--------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.50      $ 12.42
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                986          112
--------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2008 to a fixed maturity option with a maturity date of February 15, 2016 (eight years later) at a hypothetical rate to maturity of 7.00%(h) ("h" in the calculation below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2012(a).



------------------------------------------------------------------------------------------------------------------------------------
                                                                                Hypothetical assumed
                                                                                rate to maturity(j)
                                                                              ("j" in the calculation
                                                                                       below)
                                                                                 February 15, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   5.00%        9.00%
------------------------------------------------------------------------------------------------------------------------------------
 As of February 15, 2012 before withdrawal
------------------------------------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                  $141,389     $121,737
------------------------------------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                   $131,104     $131,104
------------------------------------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                         $ 10,285     $ (9,367)
------------------------------------------------------------------------------------------------------------------------------------
 On February 15, 2012 after $50,000 withdrawal
------------------------------------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal:
    (3) x [$50,000/(1)]                                                        $  3,637     $ (3,847)
------------------------------------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)    $ 46,363     $ 53,847
------------------------------------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                      $ 91,389     $ 71,737
------------------------------------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                           $ 84,741     $ 77,257
------------------------------------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                          $111,099     $101,287
------------------------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:


 (a)      Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)      Market adjusted amount is based on the following calculation:

          Maturity value                                $171,882
          ________________             =            ________________               where j is either 5% or 9%
                                                      (1+j)(1,461/365)
            (1+j)(D/365)

 (c)      Fixed maturity amount is based on the following calculation:

           Maturity value                               $171,882
          ________________             =            ________________
            (1+h)(D/365)                          (1+0.07)(1,461/365)

 (d)      Maturity value is based on the following calculation:

          Fixed maturity amount \x (1+h)(D/365) = ($84,741 or $77,257) \x (1+0.07)(1,461/365)

                               Appendix III: Market value adjustment example C-1

Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.
The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:


-------------------------------------------------------------------------------------------------------------
   End of
 contract                        6% Roll-Up to age 85     Annual Ratchet to age 85       GWBL Enhanced
   year        Account value        benefit base               benefit base          death benefit base
-------------------------------------------------------------------------------------------------------------
     1          $105,000            $  106,000(4)              $  105,000(1)            $  105,000(5)
-------------------------------------------------------------------------------------------------------------
     2          $115,500            $  112,360(3)              $  115,500(1)            $  115,500(5)
-------------------------------------------------------------------------------------------------------------
     3          $129,360            $  119,102(3)              $  129,360(1)            $  129,360(5)
-------------------------------------------------------------------------------------------------------------
     4          $103,488            $  126,248(3)              $  129,360(2)            $  135,828(6)
-------------------------------------------------------------------------------------------------------------
     5          $113,837            $  133,823(4)              $  129,360(2)            $  142,296(6)
-------------------------------------------------------------------------------------------------------------
     6          $127,497            $  141,852(4)              $  129,360(2)            $  148,764(6)
-------------------------------------------------------------------------------------------------------------
     7          $127,497            $  150,363(4)              $  129,360(2)            $  155,232(6)
-------------------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85


(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.



GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.


(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.



GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.


(5) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(6) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.


D-1 Appendix IV: Enhanced death benefit example

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.53)%, 3.47% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.



                                      Appendix V: Hypothetical illustrations E-1

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit


                                                          Greater of 6%
                                                         Roll-Up to age                                 Lifetime Annual
                                                          85 or Annual                         Guaranteed Minimum Income Benefit
                                                         Ratchet to age                        ----------------------------------
                                                          85 Guaranteed    Total Death Benefit
                                                          Minimum Death     with the Earnings     Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit       enhancement benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     100,000  100,000    93,000    93,000   100,000  100,000    100,000  100,000      N/A     N/A       N/A     N/A
 61        2      95,751  101,730    88,751    94,730   106,000  106,000    108,400  108,400      N/A     N/A       N/A     N/A
 62        3      91,541  103,431    85,541    97,431   112,360  112,360    117,304  117,304      N/A     N/A       N/A     N/A
 63        4      87,364  105,097    81,364    99,097   119,102  119,102    126,742  126,742      N/A     N/A       N/A     N/A
 64        5      83,215  106,722    78,215   101,722   126,248  126,248    136,747  136,747      N/A     N/A       N/A     N/A
 65        6      79,086  108,299    76,086   105,299   133,823  133,823    147,352  147,352      N/A     N/A       N/A     N/A
 66        7      74,971  109,821    73,971   108,821   141,852  141,852    158,593  158,593      N/A     N/A       N/A     N/A
 67        8      70,864  111,279    70,864   111,279   150,363  150,363    170,508  170,508      N/A     N/A       N/A     N/A
 68        9      66,757  112,666    66,757   112,666   159,385  159,385    183,139  183,139      N/A     N/A       N/A     N/A
 69       10      62,644  113,971    62,644   113,971   168,948  168,948    196,527  196,527      N/A     N/A       N/A     N/A
 74       15      41,660  118,901    41,660   118,901   226,090  226,090    276,527  276,527    13,520  13,520    13,520  13,520
 79       20      19,233  119,940    19,233   119,940   302,560  302,560    383,584  383,584    20,272  20,272    20,272  20,272
 84       25           0  114,852         0   114,852         0  404,893          0  493,179         0  32,391         0  32,391
 89       30           0  115,848         0   115,848         0  429,187          0  517,472      N/A     N/A       N/A     N/A
 94       35           0  120,161         0   120,161         0  429,187          0  517,472      N/A     N/A       N/A     N/A
 95       36           0  121,106         0   121,106         0  429,187          0  517,472      N/A     N/A       N/A     N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



E-2 Appendix V: Hypothetical illustrations

Appendix VI: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

                                                                No Withdrawal   $3000 withdrawal   $6000 withdrawal
    ------------------------------------------------------------------------------------------------------------------

A   Initial contribution                                           100,000           100,000            100,000
    ------------------------------------------------------------------------------------------------------------------
B   Death benefit: prior to withdrawal.*                           104,000           104,000            104,000
    ------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit earnings: death
    benefit less net contributions (prior to the withdrawal in
C   D).                                                             4,000             4,000              4,000
    B minus A.
    ------------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                        0               3,000              6,000
    ------------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Earnings
E   enhancement benefit earnings                                      0                 0                2,000
    greater of D minus C or zero
    ------------------------------------------------------------------------------------------------------------------
    Net contributions (adjusted for the withdrawal in D)
F   A minus E                                                      100,000           100,000            98,000
    ------------------------------------------------------------------------------------------------------------------
    Death benefit (adjusted for the withdrawal in D)
G   B minus D                                                      104,000           101,000            98,000
    ------------------------------------------------------------------------------------------------------------------
    Death benefit less net contributions
H   G minus F                                                       4,000             1,000                0
    ------------------------------------------------------------------------------------------------------------------
I   Earnings enhancement benefit factor                              40%               40%                40%
    ------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit
J   H times I                                                       1,600              400                 0
    ------------------------------------------------------------------------------------------------------------------
    Death benefit: including Earnings enhancement benefit
K   G plus J                                                       105,600           101,400            98,000
    ------------------------------------------------------------------------------------------------------------------

* The death benefit is the greater of the account value or any applicable death benefit.


                           Appendix VI: Earnings enhancement benefit example F-1

Appendix VII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.


STATES WHERE CERTAIN ACCUMULATOR(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:



------------------------------------------------------------------------------------------------------------------------------------
State        Features and Benefits                               Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "Contract features and benefits"--"Your         If you reside in the state of California and you are age 60
             right to cancel within a certain number of          and older at the time the contract is issued, you may return
             days"                                               your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

                                                                 If you allocate your entire initial contribution to the EQ/Money
                                                                 Market option (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If the
                                                                 Principal guarantee benefit or Guaranteed withdrawal benefit for life is elected, the investment allocation during the 30 day free look period is limited to the guaranteed interest option. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
OREGON       See "We require that the following types of         The following is added:
             communications be on specific forms we provide       (20) requests for required minimum distributions, other
             for that purpose:" in "Who is AXA Equitable?"             than pursuant to our automatic RMD service.

             Flexible Premium IRA, Flexible Premium Roth         Not Available
             IRA and QP contracts

             Fixed maturity options                              Not Available

             Automatic investment program                        Not Available

             Special dollar cost averaging program               o   Available only during the first contract year
                                                                 o   Subsequent contributions cannot be used to elect new
                                                                     programs after the first contract year. You may make
                                                                     subsequent contributions to the initial programs while
                                                                     they are still running.

             See "How you can purchase and contribute to         Additional contributions are limited to the first year after
             your contract" in "Contract features and            the contract issue date only.
             benefits"

             See "Guaranteed minimum death                       The Roll-Up benefit base is eligible for reset beginning on
             benefit/Guaranteed minimum income benefit           the fifth contract date anniversary and on each fifth or later
             roll-up benefit base reset" in "Contract            contract date anniversary after a reset.
             features and benefits"
------------------------------------------------------------------------------------------------------------------------------------



G-1 Appendix VII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State        Features and Benefits                               Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
OREGON       See "Lifetime required minimum distribution         The following replaces the third paragraph:
(CONTINUED)  withdrawals" under "Withdrawing your account
             value" in "Accessing your money"                    We generally will not impose a withdrawal charge on minimum distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum
                                                                 withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based solely on your contract's account value.

             See "Selecting an annuity payout option" under      An annuity commencement date earlier than seven years from the
             "Your annuity payout options" in "Accessing         Accumulator(R) contract issue date may not be elected.
             your money"

             See "Greater of 6% Roll-Up to age 85 or Annual      The charge is equal to 0.60% of the Greater of 6% Roll-Up to age
             Ratchet to age 85" under "Guaranteed minimum        85 or Annual Ratchet to age 85 benefit base.
             death benefit charge" in "Charges and
             expenses"

             See "Disability, terminal illness, or               Item (i) under this section is deleted in its entirety
             confinement to nursing home" under "Withdrawal
             charge" in "Charges and expenses"
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Contributions                                       Your contract refers to contributions as premiums.

             Special dollar cost averaging program               In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

             See "Disability, terminal illness, or               Item (iii) under this section is deleted in its entirety
             confinement to nursing home" under "Withdrawal
             charge" in "Charges and expenses"

             Required disclosure for Pennsylvania customers      Any person who knowingly and with intent to defraud any insurance company or other person files an application for insurance or statement of claim containing any materially false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO  IRA, Roth IRA, Inherited IRA, QP and Rollover       Not Available
             TSA contracts

             Beneficiary continuation option (IRA)               Not Available

             Tax Information--Special rules for NQ               Income form NQ contracts we issue is U.S. source. A Puerto Rico
             contracts                                           resident is subject to U.S. taxation on such U.S. source income.
                                                                 Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S.
                                                                 and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid.
                                                                 Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix VII: State contract availability and/or
                                 variations of certain features and benefits G-2

------------------------------------------------------------------------------------------------------------------------------------
State        Features and Benefits                               Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
TEXAS        See "Charges that AXA Equitable deducts" under      We will deduct the annual administrative charge, on a pro rata
             "Annual administrative charge" in "Charges and      basis, only from your value in the variable investment options.
             expenses"                                           We will not deduct this charge from your value in the guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON   Guaranteed interest option                          Not Available

             Investment simplifier -- Fixed-dollar option        Not Available
             and Interest sweep option

             Fixed maturity options                              Not Available

             Income Manager(R) payout option                     Not Available

             Earnings enhancement benefit                        Not Available

             Special dollar cost averaging program               o   Available only at issue

                                                                 o   Subsequent contributions cannot be used to elect new programs.
                                                                     You may make subsequent contributions to the initial programs while they are still running.

             "Greater of 6% Roll-Up to age 85 or Annual          All references to this feature are deleted in their entirety.
             Ratchet to age 85 enhanced death benefit"
                                                                 You have the choice of the following guaranteed minimum death benefits: the Greater of 4% Roll-Up to age 85 or Annual Ratchet
                                                                 to age 85; the Annual Ratchet to age 85; the Standard death benefit; the GWBL Enhanced death benefit; or the GWBL Standard death benefit.

             See "Guaranteed minimum death benefit charge"       The charge for the Greater of 4% Roll-Up to age 85 or Annual
             in "Fee table" and in "Charges and expenses"        Ratchet to age 85 is 0.60%

             See "Guaranteed minimum death benefit and           o   If you elect the 6% Guaranteed minimum income benefit with
             Guaranteed minimum income benefit base" in              the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age
             "Contract features and benefits"                        85 enhanced death benefit, the variable investment options
                                                                     (other than those variable investment options that roll up at
                                                                     3%) and the account for special dollar cost averaging program will roll up at an annual rate of 6% for the Guaranteed
                                                                     minimum income benefit base and 4% for the 4% Roll-Up to age
                                                                     85 benefit base.

                                                                 o   If you elect the Greater of 4% Roll-Up to age 85 or Annual
                                                                     Ratchet to age 85 enhanced death benefit, without the
                                                                     Guaranteed minimum income benefit, the variable investment options (other than those variable investment options that roll up at 3%) and the account for special dollar cost
                                                                     averaging program will roll up at an annual rate of 4% for the 4% Roll-Up to age 85 benefit base.

             See "Guaranteed minimum death                       Your "Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85
             benefit/Guaranteed minimum income benefit           enhanced death benefit" benefit base will reset only if your
             roll-up benefit base reset" in "Contract            account value is greater than your Guaranteed minimum income
             features and benefits"                              benefit roll-up benefit base.

             See "Guaranteed minimum death benefit" in           You have a choice of the standard death benefit, the Annual
             "Contract features and benefits"                    Ratchet to age 85 enhanced death benefit, or the Greater of 4%
                                                                 Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit.
------------------------------------------------------------------------------------------------------------------------------------


G-3 Appendix VII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State        Features and Benefits                               Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON   See "Annual administrative charge" in "Charges      The second paragraph of this section is replaced with the
(CONTINUED)  and expenses"                                       following:

                                                                 The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

             See "How withdrawals affect your Guaranteed         The first sentence of the third paragraph is replaced with the
             minimum income benefit and Guaranteed minimum       following:
             death benefit" in "Accessing your money"
                                                                 With respect to the Guaranteed minimum income benefit and the
                                                                 Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85
                                                                 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of each benefit's Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. With respect to the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85
                                                                 enhanced death benefit, if elected without the Guaranteed minimum income benefit, withdrawals (including any applicable withdrawal charges) will reduce the 4% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of the 4% Roll-Up to age 85 benefit base on the contract issue date or the most recent contract date anniversary, if later.

             See "10% free withdrawal amount" under              The 10% free withdrawal amount applies to full surrenders.
             "Withdrawal charge" in "Charges and expenses"


             See "Certain withdrawals" under "Withdrawal         If you elect the Greater of 4% Roll-Up to age 85 or Annual
             charge" in "Charges and expenses"                   Ratchet to age 85 enhanced death benefit without a Guaranteed minimum income benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 4% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount.

             See "Withdrawal charge" in "Charges and             The owner (or older joint owner, if applicable) has qualified to
             expenses" under "Disability, terminal illness,      receive Social Security disability benefits as certified by the
             or confinement to nursing home"                     Social Security Administration or a statement from an independent
                                                                 U.S. licensed physician stating that the owner (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim.
                                                                 Such disability must be re-certified every 12 months.
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix VII: State contract availability and/or
                                 variations of certain features and benefits G-4

Appendix VIII: Contract variations


--------------------------------------------------------------------------------


You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.



------------------------------------------------------------------------------------------------------------------------------------
 Approximate Time Period            Feature/Benefit                             Variation
------------------------------------------------------------------------------------------------------------------------------------
July 10, 2006 - January 15, 2007   Greater of 6% Roll-Up to age 85 or Annual   The fee for this benefit is 0.60%.
                                   Ratchet to age 85 enhanced death benefit

                                   Guaranteed minimum death benefit/           The Roll-Up benefit base is eligible for reset
                                   Guaranteed minimum income benefit roll-up   beginning on the fifth contract date anniversary
                                   benefit base reset                          and on each fifth or later contract date
                                                                               anniversary after a reset.
------------------------------------------------------------------------------------------------------------------------------------
January 16, 2007 - present         Greater of 6% Roll-Up to age 85 or Annual   The fee for this benefit is 0.65%.*
                                   Ratchet to age 85 enhanced death benefit

                                   Guaranteed minimum death benefit/           The Roll-Up benefit base is eligible for reset
                                   Guaranteed minimum income benefit roll-up   annually.*
                                   benefit base reset



* This charge and feature are not available to contracts issued in Oregon.
------------------------------------------------------------------------------------------------------------------------------------



H-1 Appendix VIII: Contract variations

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Who is AXA Equitable?                                                        2
Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         3


How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

.................................................................................

Please send me an Accumulator(R) SAI for Separate Account No. 49 dated May 1,
                                                   2008.



--------------------------------------------------------------------------------

Name



--------------------------------------------------------------------------------

Address


--------------------------------------------------------------------------------
City                                           State              Zip










                      X1888/Core '02/'04, OR, '04(NY), '06/'06.5, and '07 Series

Accumulator(R)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2008


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS ACCUMULATOR(R)?

Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*          o EQ/Large Cap Growth PLUS(3)
o AXA Conservative Allocation*        o EQ/Legg Mason Value Equity
o AXA Conservative-Plus Allocation*   o EQ/Long Term Bond
o AXA Moderate Allocation*            o EQ/Lord Abbett Growth and Income
o AXA Moderate-Plus Allocation*       o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Common Stock   o EQ/Lord Abbett Mid Cap Value
o EQ/AllianceBernstein Intermediate   o EQ/Marsico Focus
  Government Securities               o EQ/Mid Cap Value PLUS(4)
o EQ/AllianceBernstein International  o EQ/Money Market
o EQ/AllianceBernstein Large Cap      o EQ/Montag & Caldwell Growth
  Growth                              o EQ/Mutual Shares
o EQ/AllianceBernstein Quality Bond   o EQ/Oppenheimer Global
o EQ/AllianceBernstein Small Cap      o EQ/Oppenheimer Main Street
  Growth                                Opportunity
o EQ/AllianceBernstein Value          o EQ/Oppenheimer Main Street Small
o EQ/Ariel Appreciation II              Cap
o EQ/AXA Rosenberg Value Long/Short   o EQ/PIMCO Real Return
  Equity                              o EQ/Short Duration Bond
o EQ/BlackRock Basic Value Equity     o EQ/Small Company Index
o EQ/BlackRock International Value    o EQ/T.Rowe Price Growth Stock
o EQ/Boston Advisors Equity Income    o EQ/Templeton Growth
o EQ/Calvert Socially Responsible     o EQ/UBS Growth and Income
o EQ/Capital Guardian Growth          o EQ/Van Kampen Comstock
o EQ/Capital Guardian Research        o EQ/Van Kampen Emerging Markets
o EQ/Caywood-Scholl High Yield Bond     Equity
o EQ/Davis New York Venture           o EQ/Van Kampen Mid Cap Growth
o EQ/Equity 500 Index                 o EQ/Van Kampen Real Estate
o EQ/Evergreen International Bond     o Multimanager Aggressive Equity
o EQ/Evergreen Omega                  o Multimanager Core Bond
o EQ/FI Mid Cap                       o Multimanager Health Care
o EQ/Franklin Income                  o Multimanager High Yield
o EQ/Franklin Small Cap Value         o Multimanager International Equity
o EQ/Franklin Templeton Founding      o Multimanager Large Cap Core Equity
  Strategy                            o Multimanager Large Cap Growth
o EQ/GAMCO Mergers and Acquisitions   o Multimanager Large Cap Value
o EQ/GAMCO Small Company Value        o Multimanager Mid Cap Growth
o EQ/International Core PLUS(1)       o Multimanager Mid Cap Value
o EQ/International Growth             o Multimanager Small Cap Growth
o EQ/JPMorgan Core Bond               o Multimanager Small Cap Value
o EQ/JPMorgan Value Opportunities     o Multimanager Technology
o EQ/Large Cap Core PLUS(2)
--------------------------------------------------------------------------------
*   The "AXA Allocation" portfolios.
(1) Formerly named "MarketPLUS International Core."
(2) Formerly named "MarketPLUS Large Cap Core."
(3) Formerly named "MarketPLUS Large Cap Growth."
(4) Formerly named "MarketPLUS MId Cap Value."


You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.


You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging, which are discussed later in this Prospectus. If you elect a Principal guarantee benefit, the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and certain permitted variable investment option(s). The permitted variable investment options are described later in this Prospectus.

TYPES OF CONTRACTS. We offer the contracts for use as:
o A nonqualified annuity ("NQ") for after-tax contributions only.
o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA. We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."
o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).
o An annuity that is an investment vehicle for a qualified defined contribution plans and certain qualified defined benefit plans ("QP"). (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).


A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $4,000 to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2008, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.









The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                          X01908/Core '07 Series
                                                                        (R-4/15)

Contents of this Prospectus
--------------------------------------------------------------------

ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        6
How to reach us                                                              7
Accumulator(R) at a glance -- key features                                   9


--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Example                                                                     15
Condensed financial information                                             19


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           20
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        20
Owner and annuitant requirements                                            25
How you can make your contributions                                         25
What are your investment options under the contract?                        26
Portfolios of the Trusts                                                    27
Allocating your contributions                                               33
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                 35
Annuity purchase factors                                                    37
Guaranteed minimum income benefit                                           37
Guaranteed minimum death benefit                                            40
Guaranteed withdrawal benefit for life ("GWBL")                             41
Principal guarantee benefits                                                45
Inherited IRA beneficiary continuation contract                             46
Your right to cancel within a certain number of days                        47


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        48
--------------------------------------------------------------------------------
Your account value and cash value                                           48
Your contract's value in the variable investment options                    48
Your contract's value in the guaranteed interest option                     48
Your contract's value in the fixed maturity options                         48
Your contract's value in the account for special dollar
     cost averaging                                                         48
Insufficient account value                                                  48


----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         50
--------------------------------------------------------------------------------
Transferring your account value                                             50
Disruptive transfer activity                                                50
Rebalancing your account value                                              51


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     52
--------------------------------------------------------------------------------
Withdrawing your account value                                              52
How withdrawals are taken from your account value                           54
How withdrawals affect your Guaranteed minimum
     income benefit, Guaranteed minimum death benefit
     and Principal guarantee benefits                                       54
How withdrawals affect your GWBL and GWBL Guaranteed
     minimum death benefit                                                  55
Withdrawals treated as surrenders                                           55
Loans under Rollover TSA contracts                                          55
Surrendering your contract to receive its cash value                        56
When to expect payments                                                     56
Your annuity payout options                                                 56


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     59
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          59
Charges that the Trusts deduct                                              63
Group or sponsored arrangements                                             63
Other distribution arrangements                                             63


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 64
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     64
Beneficiary continuation option                                             66


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          69
--------------------------------------------------------------------------------
Overview                                                                    69
Buying a contract to fund a retirement arrangement                          69
Transfers among investment options                                          69
Taxation of nonqualified annuities                                          69
Individual retirement arrangements (IRAs)                                   71
Tax-sheltered annuity contracts (TSAs)                                      81
Federal and state income tax withholding and
     information reporting                                                  85
Special rules for contracts funding qualified plans                         86
Impact of taxes to AXA Equitable                                            86


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         87
--------------------------------------------------------------------------------
About Separate Account No. 49                                               87
About the Trusts                                                            87
About our fixed maturity options                                            87
About the general account                                                   88
About other methods of payment                                              89
Dates and prices at which contract events occur                             89
About your voting rights                                                    90
About legal proceedings                                                     90
Financial statements                                                        91
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          91
About Custodial IRAs                                                        91
Distribution of the contracts                                               91


--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           94
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
  I -- Condensed financial information                                     A-1
 II -- Purchase considerations for QP contracts                            B-1
III -- Market value adjustment example                                     C-1
 IV -- Enhanced death benefit example                                      D-1
  V -- Hypothetical illustrations                                          E-1
 VI -- Earnings enhancement benefit example                                F-1
VII -- State contract availability and/or variations of certain
        features and benefits                                              G-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.





                                                                 Page
   3% Roll-Up to age 85                                            36
   6% Roll-Up to age 85                                            35
   6-1/2% Roll-Up to age 85                                        35
   account for special dollar cost averaging                       33
   account value                                                   48
   administrative charge                                           59
   annual administrative charge                                    59
   Annual Ratchet                                                  43
   Annual Ratchet to age 85 enhanced death benefit                 35
   annuitant                                                       20
   annuitization                                                   56
   annuity maturity date                                           58
   annuity payout options                                          56
   annuity purchase factors                                        37
   automatic annual reset program                                  36
   automatic customized reset program                              36
   automatic investment program                                    89
   AXA Allocation portfolios                                    cover
   beneficiary                                                     64
   Beneficiary continuation option ("BCO")                         66
   business day                                                    89
   cash value                                                      48
   charges for state premium and other applicable taxes            62
   contract date                                                   25
   contract date anniversary                                       25
   contract year                                                   25
   contributions to Roth IRAs                                      77
      regular contributions                                        78
      rollovers and transfers                                      78
      conversion contributions                                     78
   contributions to traditional IRAs                               72
      regular contributions                                        72
      rollovers and transfers                                      73
   disability, terminal illness or confinement to nursing home     60
   disruptive transfer activity                                    50
   Distribution Charge                                             59
   Earnings enhancement benefit                                    41
   Earnings enhancement benefit charge                             62
   EQAccess                                                         7
   ERISA                                                           63
   Fixed-dollar option                                             34
   fixed maturity options                                          32
   Flexible Premium IRA                                         cover
   Flexible Premium Roth IRA                                    cover
   free look                                                       47
   free withdrawal amount                                          60
   general account                                                 88
   General dollar cost averaging                                   34
   guaranteed interest option                                      32
   Guaranteed minimum death benefit                                36
   Guaranteed minimum death benefit and Guaranteed
      minimum income benefit base                                  35
   Guaranteed minimum income benefit                               37
   Guaranteed minimum income benefit and the
      Roll-Up benefit base reset option                            36
   Guaranteed minimum income benefit charge                        61
   Guaranteed minimum income benefit "no lapse guarantee"          40
   Guaranteed withdrawal benefit for life ("GWBL")                 41
   Guaranteed withdrawal benefit for life charge                   62
   GWBL benefit base                                               42
   IRA                                                          cover
   IRS                                                             69
   Inherited IRA                                                cover
   Investment simplifier                                           34
   investment options                                           cover
   lifetime required minimum distribution withdrawals              53
   loan reserve account                                            56
   loans under Rollover TSA                                        55
   market adjusted amount                                          32
   market value adjustment                                         32
   market timing                                                   50
   maturity dates                                                  32
   maturity value                                                  32
   Mortality and expense risks charge                              59
   NQ                                                           cover
   one-time reset option                                           36
   partial withdrawals                                             52
   participant                                                     25
   permitted variable investment options                           26
   Portfolio                                                    cover
   Principal guarantee benefits                                    45
   processing office                                                7
   QP                                                           cover
   rate to maturity                                                32
   Rebalancing                                                     51
   Rollover IRA                                                 cover
   Rollover TSA                                                 cover
   Roth Conversion IRA                                          cover
   Roth IRA                                                     cover
   SAI                                                          cover
   SEC                                                          cover
   self-directed allocation                                        33
   Separate Account No. 49                                         87
   Special dollar cost averaging                                   33
   standard death benefit                                          35
   substantially equal withdrawals                                 53
   Spousal continuation                                            65
   systematic withdrawals                                          53
   TOPS                                                             7
   TSA                                                          cover
   traditional IRA                                              cover
   Trusts                                                          87
   unit                                                            48
   variable investment options                                     26
   wire transmittals and electronic applications                   89
   withdrawal charge                                               60


4  Index of key words and phrases

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



-----------------------------------------------------------------------------------------
 Prospectus                                 Contract or Supplemental Materials
-----------------------------------------------------------------------------------------
fixed maturity options                     Guarantee Periods (Guaranteed Fixed
                                           Interest Accounts in supplemental materials)
variable investment options                Investment Funds
account value                              Annuity Account Value
rate to maturity                           Guaranteed Rates
unit                                       Accumulation Unit
Guaranteed minimum death benefit           Guaranteed death benefit
Guaranteed minimum income benefit          Guaranteed Income Benefit
Guaranteed interest option                 Guaranteed Interest Account
Guaranteed withdrawal benefit for life     Guaranteed withdrawal benefit
GWBL benefit base                          Guaranteed withdrawal benefit for life
                                           benefit base
Guaranteed annual withdrawal amount        Guaranteed withdrawal benefit for life Annual
                                           withdrawal amount
Excess withdrawal                          Guaranteed withdrawal benefit for life Excess
                                           withdrawal
-----------------------------------------------------------------------------------------


                                                Index of key words and phrases 5

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



6  Who is AXA Equitable?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 13014
     Newark, NJ 07188-0014

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     c/o JPMorgan Chase -- Remit One Lockbox Processing
     Lockbox No. 13014
     4 Chase Metrotech Center, 7th Floor West
     Brooklyn, NY 11245-0001
     Attn: Remit One Lockbox

--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     200 Plaza Drive, 1st Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at the appropriate processing office. Our processing office for correspondence with checks is Chase Metrotech Center, 7th Floor West, Brooklyn, NY. Our processing office for all other communications is 200 Plaza Drive, 1st Floor, Secaucus, NJ.



--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility for GWBL deferral bonuses and eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically;


o enroll in, modify or cancel a rebalancing program (through EQAccess only);


o change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o access Frequently Asked Questions and Service Forms (not available through
  TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or


                                                        Who is AXA Equitable?  7

Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flex ible Premium Roth IRA contract;

(3)  election of the automatic investment program;


(4) requests for loans under Rollover TSA contracts (employer or plan approval required);


(5)  spousal consent for loans under Rollover TSA contracts;


(6) requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life ("GWBL");


(7)  tax withholding elections;

(8)  election of the beneficiary continuation option;

(9)  IRA contribution recharacterizations;


(10) Section 1035 exchanges;

(11) direct transfers and rollovers;


(12) exercise of the Guaranteed minimum income benefit;


(13) requests to reset your Roll-Up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;


(14) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(15) death claims;


(16) change in ownership (NQ only, if available under your contract);


(17) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL");


(18) purchase by, or change of ownership to, a nonnatural owner;


(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit; and

(20) requests to collaterally assign your NQ contract.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  beneficiary changes;


(2)  contract surrender and withdrawal requests;


(3) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(4)  special dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1)  automatic investment program;


(2) general dollar cost averaging (including the fixed dollar and interest sweep options);


(3)  special dollar cost averaging;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)  automatic annual reset program; and

(2)  automatic customized reset program.


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


8  Who is AXA Equitable?

Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Professional investment      Accumulator's(R) variable investment options invest in different Portfolios managed by professional
management                   investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option                       o Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
cost averaging
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                             o No tax on transfers among investment options inside the contract.
                             -------------------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax Sheltered
                             Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal
                             Revenue Code for these types of arrangements. Before purchasing one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides income protection for you during your life once you
income benefit               elect to annuitize the contract.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal        The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals
benefit for life             of up to a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 45 or later.
                             Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                               o Initial minimum:      $5,000
                               o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                       $100 monthly and $300 quarterly under our automatic investment program
                                                       (NQ, Rollover IRA and Roth conversion IRA contracts)
                                                       $50 (IRA contracts)
                                                       $1000 (Inherited IRA contracts)
                             -------------------------------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                               o Initial minimum:      $4,000
                               o Additional minimum:   $   50
                               $50 under our automatic investment program
                             -------------------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at contract issue) under all
                             Accumulator(R) series contracts with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We currently impose that limitation except in certain circumstances which are identified in "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this
                             Prospectus.
------------------------------------------------------------------------------------------------------------------------------------


                                    Accumulator(R) at a glance -- key features 9

------------------------------------------------------------------------------------------------------------------------------------
Access to your money         o Partial withdrawals

                             o Several withdrawal options on a periodic basis

                             o Loans under Rollover TSA contracts (employer or plan approval required)

                             o Contract surrender

                             o Maximum payment plan (only under contracts with GWBL)

                             o Customized payment plan (only under contracts with GWBL)

                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
Payout options               o Fixed annuity payout options

                             o Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                             o Income Manager(R) payout options (described in a separate prospectus for that option)

------------------------------------------------------------------------------------------------------------------------------------
Additional features         o Guaranteed minimum death benefit options

                            o Principal guarantee benefits

                            o Dollar cost averaging

                            o Automatic investment program

                            o Account value rebalancing (quarterly, semiannually, and annually)

                            o Free transfers

                            o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home

                            o Earnings enhancement benefit, an optional death benefit available under certain contracts

                            o Spousal continuation

                            o Beneficiary continuation option

                            o Roll-Up benefit base reset
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges            Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------
Owner and annuitant issue   NQ: 0-85
ages                        Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA: 20-85
                            Flexible Premium IRA: 20-70
                            Inherited IRA: 0-70
                            QP (Defined Contribution and Defined Benefit): 20-75
------------------------------------------------------------------------------------------------------------------------------------



The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus provides a description of all material provisions of the contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.


OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



10 Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)             7.00%
Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                          $ 350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                                   $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                      $   0
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks                                                     0.80%(4)
Administrative                                                                  0.30%
Distribution                                                                    0.20%
                                                                                -----
Total Separate account annual expenses                                          1.30%
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect any of the following optional benefits
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect).
   Standard death benefit and GWBL Standard death benefit                       0.00%
   Annual Ratchet to age 85                                                     0.25%
   Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85              0.80%(5)

    If you elect to reset this benefit base, if applicable, we reserve
    the right to increase your charge up to:                                    0.95%

   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85                  0.65%(5)

    If you elect to reset this benefit base, if applicable, we reserve
    the right to increase your charge up to:                                    0.80%

   Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85                  0.65%
   GWBL Enhanced death benefit                                                  0.30%
------------------------------------------------------------------------------------------------------------------------------------



                                                                    Fee table 11

------------------------------------------------------------------------------------------------------------------------------------
Principal guarantee benefits charge (calculated as a percentage of the account value. Deducted annually(2) on each contract date anni-
versary for which the benefit is in effect)

   100% Principal guarantee benefit                                             0.50%

   125% Principal guarantee benefit                                             0.75%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect)

If you elect the Guaranteed minimum income benefit that includes the
6-1/2% Roll-Up benefit base                                                     0.80%(5)

   If you elect to reset this benefit base, we reserve the right to
   increase your charge up to:                                                  1.10%

If you elect the Guaranteed minimum income benefit that includes the
6% Roll-Up benefit base                                                         0.65%(5)

   If you elect to reset this Roll-Up benefit base, we reserve the
   right to increase your charge up to:                                         0.95%
------------------------------------------------------------------------------------------------------------------------------------
Earnings enhancement benefit charge (calculated as a percent-
age of the account value. Deducted annually(2) on each contract date
anniversary for which the benefit is in effect)                                 0.35%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge (calcu-                   0.60% for the Single Life option
lated as a percentage of the GWBL benefit base. Deducted annually(2)            0.75% for the Joint Life option
on each contract date anniversary).

If your GWBL benefit base ratchets, we reserve the right to increase
your charge up to:                                                              0.75% for the Single Life option
                                                                                0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in
"Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge - Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                         2.00%(6)
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(7)                                                                 0.63%      3.56%



12 Fee table

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Total
                                                                                      Acquired     Annual                  Net
                                                                                     Fund Fees     Expenses  Fee Waiv-    Annual
                                                                                        and         (Before  ers and/or  Expenses
                                                       Manage-                        Expenses      Expense  Expense      (After
                                                        ment    12b-1     Other     (Underlying     Limita-  Reimburse-   Expense
 Portfolio Name                                        Fees(8) Fees(9) Expenses(10) Portfolios)(11) tions)   ments(12)  Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                0.10%   0.25%    0.17%      0.92%         1.44%     (0.17)%      1.27%
AXA Conservative Allocation                              0.10%   0.25%    0.21%      0.69%         1.25%     (0.21)%      1.04%
AXA Conservative-Plus Allocation                         0.10%   0.25%    0.19%      0.76%         1.30%     (0.19)%      1.11%
AXA Moderate Allocation                                  0.10%   0.25%    0.17%      0.82%         1.34%     (0.17)%      1.17%
AXA Moderate-Plus Allocation                             0.10%   0.25%    0.17%      0.86%         1.38%     (0.17)%      1.21%
Multimanager Aggressive Equity                           0.60%   0.25%    0.19%        --          1.04%        --        1.04%
Multimanager Core Bond                                   0.58%   0.25%    0.18%        --          1.01%     (0.01)%      1.00%
Multimanager Health Care                                 1.20%   0.25%    0.23%        --          1.68%      0.00%       1.68%
Multimanager High Yield                                  0.57%   0.25%    0.19%        --          1.01%        --        1.01%
Multimanager International Equity                        1.00%   0.25%    0.23%        --          1.48%      0.00%       1.48%
Multimanager Large Cap Core Equity                       0.89%   0.25%    0.21%        --          1.35%      0.00%       1.35%
Multimanager Large Cap Growth                            0.90%   0.25%    0.22%        --          1.37%     (0.02)%      1.35%
Multimanager Large Cap Value                             0.87%   0.25%    0.20%        --          1.32%      0.00%       1.32%
Multimanager Mid Cap Growth                              1.10%   0.25%    0.20%        --          1.55%      0.00%       1.55%
Multimanager Mid Cap Value                               1.09%   0.25%    0.20%        --          1.54%      0.00%       1.54%
Multimanager Small Cap Growth                            1.05%   0.25%    0.27%        --          1.57%     (0.02)%      1.55%
Multimanager Small Cap Value                             1.03%   0.25%    0.18%        --          1.46%      0.00%       1.46%
Multimanager Technology                                  1.20%   0.25%    0.22%      0.01%         1.68%      0.00%       1.68%
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                        0.47%   0.25%    0.13%        --          0.85%        --        0.85%
EQ/AllianceBernstein Intermediate Government Securities  0.50%   0.25%    0.13%        --          0.88%        --        0.88%
EQ/AllianceBernstein International                       0.71%   0.25%    0.18%        --          1.14%     (0.04)%      1.10%
EQ/AllianceBernstein Large Cap Growth                    0.90%   0.25%    0.13%        --          1.28%     (0.23)%      1.05%
EQ/AllianceBernstein Quality Bond                        0.50%   0.25%    0.14%        --          0.89%        --        0.89%
EQ/AllianceBernstein Small Cap Growth                    0.74%   0.25%    0.13%        --          1.12%        --        1.12%
EQ/AllianceBernstein Value                               0.59%   0.25%    0.12%        --          0.96%     (0.01)%      0.95%
EQ/Ariel Appreciation II                                 0.75%   0.25%    0.26%        --          1.26%     (0.11)%      1.15%
EQ/AXA Rosenberg Value Long/Short Equity                 1.40%   0.25%    1.91%        --          3.56%      0.00%       3.56%
EQ/BlackRock Basic Value Equity                          0.55%   0.25%    0.13%        --          0.93%      0.00%       0.93%
EQ/BlackRock International Value                         0.81%   0.25%    0.19%        --          1.25%      0.00%       1.25%
EQ/Boston Advisors Equity Income                         0.75%   0.25%    0.14%        --          1.14%     (0.09)%      1.05%
EQ/Calvert Socially Responsible                          0.65%   0.25%    0.23%        --          1.13%     (0.08)%      1.05%
EQ/Capital Guardian Growth                               0.65%   0.25%    0.14%      0.01%         1.05%     (0.09)%      0.96%
EQ/Capital Guardian Research                             0.63%   0.25%    0.13%        --          1.01%     (0.06)%      0.95%
EQ/Caywood-Scholl High Yield Bond                        0.60%   0.25%    0.16%        --          1.01%     (0.01)%      1.00%
EQ/Davis New York Venture                                0.85%   0.25%    0.18%        --          1.28%      0.00%       1.28%
EQ/Equity 500 Index                                      0.25%   0.25%    0.13%        --          0.63%        --        0.63%
EQ/Evergreen International Bond                          0.70%   0.25%    0.17%        --          1.12%      0.00%       1.12%
EQ/Evergreen Omega                                       0.65%   0.25%    0.25%        --          1.15%      0.00%       1.15%
EQ/FI Mid Cap                                            0.68%   0.25%    0.13%        --          1.06%     (0.06)%      1.00%
EQ/Franklin Income                                       0.90%   0.25%    0.15%        --          1.30%      0.00%       1.30%
EQ/Franklin Small Cap Value                              0.90%   0.25%    0.18%        --          1.33%     (0.03)%      1.30%
EQ/Franklin Templeton Founding Strategy                  0.05%   0.25%    0.22%      1.05%         1.57%     (0.12)%      1.45%(13)
EQ/GAMCO Mergers and Acquisitions                        0.90%   0.25%    0.19%        --          1.34%      0.00%       1.34%
EQ/GAMCO Small Company Value                             0.76%   0.25%    0.12%        --          1.13%      0.00%       1.13%
EQ/International Core PLUS                               0.60%   0.25%    0.30%      0.04%         1.19%     (0.05)%      1.14%
EQ/International Growth                                  0.85%   0.25%    0.27%        --          1.37%      0.00%       1.37%
EQ/JPMorgan Core Bond                                    0.43%   0.25%    0.13%        --          0.81%      0.00%       0.81%
EQ/JPMorgan Value Opportunities                          0.60%   0.25%    0.14%        --          0.99%     (0.04)%      0.95%
EQ/Large Cap Core PLUS                                   0.50%   0.25%    0.25%      0.02%         1.02%     (0.05)%      0.97%
EQ/Large Cap Growth PLUS                                 0.50%   0.25%    0.24%      0.02%         1.01%     (0.04)%      0.97%
EQ/Legg Mason Value Equity                               0.65%   0.25%    0.17%        --          1.07%     (0.07)%      1.00%
EQ/Long Term Bond                                        0.40%   0.25%    0.13%        --          0.78%      0.00%       0.78%
EQ/Lord Abbett Growth and Income                         0.65%   0.25%    0.16%        --          1.06%     (0.06)%      1.00%
EQ/Lord Abbett Large Cap Core                            0.65%   0.25%    0.21%        --          1.11%     (0.11)%      1.00%
------------------------------------------------------------------------------------------------------------------------------------



                                                                    Fee table 13

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Total
                                                                                      Acquired     Annual                  Net
                                                                                     Fund Fees     Expenses  Fee Waiv-    Annual
                                                                                        and         (Before  ers and/or  Expenses
                                                       Manage-                        Expenses      Expense  Expense      (After
                                                        ment    12b-1     Other     (Underlying     Limita-  Reimburse-   Expense
 Portfolio Name                                        Fees(8) Fees(9) Expenses(10) Portfolios)(11) tions)   ments(12)  Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                             0.70%   0.25%    0.15%        --          1.10%     (0.05)%      1.05%
EQ/Marsico Focus                                         0.85%   0.25%    0.13%        --          1.23%     (0.08)%      1.15%
EQ/Mid Cap Value PLUS                                    0.55%   0.25%    0.24%      0.02%         1.06%     (0.04)%      1.02%
EQ/Money Market                                          0.32%   0.25%    0.13%        --          0.70%        --        0.70%
EQ/Montag & Caldwell Growth                              0.75%   0.25%    0.15%        --          1.15%      0.00%       1.15%
EQ/Mutual Shares                                         0.90%   0.25%    0.21%        --          1.36%     (0.06)%      1.30%
EQ/Oppenheimer Global                                    0.95%   0.25%    0.51%      0.01%         1.72%     (0.36)%      1.36%
EQ/Oppenheimer Main Street Opportunity                   0.85%   0.25%    0.45%      0.01%         1.56%     (0.25)%      1.31%
EQ/Oppenheimer Main Street Small Cap                     0.90%   0.25%    0.48%      0.01%         1.64%     (0.33)%      1.31%
EQ/PIMCO Real Return                                     0.55%   0.25%    0.14%        --          0.94%     (0.04)%      0.90%
EQ/Short Duration Bond                                   0.43%   0.25%    0.15%        --          0.83%      0.00%       0.83%
EQ/Small Company Index                                   0.25%   0.25%    0.14%        --          0.64%      0.00%       0.64%
EQ/T. Rowe Price Growth Stock                            0.79%   0.25%    0.14%        --          1.18%     (0.03)%      1.15%
EQ/Templeton Growth                                      0.95%   0.25%    0.20%        --          1.40%     (0.05)%      1.35%
EQ/UBS Growth and Income                                 0.75%   0.25%    0.16%        --          1.16%     (0.11)%      1.05%
EQ/Van Kampen Comstock                                   0.65%   0.25%    0.15%        --          1.05%     (0.05)%      1.00%
EQ/Van Kampen Emerging Markets Equity                    1.11%   0.25%    0.28%        --          1.64%      0.00%       1.64%
EQ/Van Kampen Mid Cap Growth                             0.70%   0.25%    0.15%        --          1.10%     (0.05)%      1.05%
EQ/Van Kampen Real Estate                                0.90%   0.25%    0.21%        --          1.36%     (0.10)%      1.26%
------------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:
                                                          Contract
     The withdrawal charge percentage we use is           Year
     determined by the contract year in which you         1 ............. 7.00%
     make the withdrawal or surrender your                2 ............. 7.00%
     contract. For each contribution, we consider         3 ............. 6.00%
     the contract year in which we receive that           4 ............. 6.00%
     contribution to be "contract year 1")                5 ............. 5.00%
                                                          6 ............. 3.00%
                                                          7 ............. 1.00%
                                                          8+ ............ 0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.


(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(5) We reserve the right to increase this charge if you elect to reset your Roll-Up benefit base on any contract date anniversary. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

(6) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.

(8) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnotes (12) and (13) for any expense limitation agreement information.

(9) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(10) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnotes (12) and (13) for any expense limitation agreement information.

(11) Each of these variable investment options invests in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(12) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advi-



14 Fee table
     sors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolios invests and extraordinary expenses) to not more than the amount specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:

     ----------------------------------------------
      Portfolio Name
     ----------------------------------------------

     Multimanager Aggressive Equity          0.97%
     ----------------------------------------------
     Multimanager Health Care                1.67%
     ----------------------------------------------
     Multimanager Large Cap Core Equity      1.34%
     ----------------------------------------------
     Multimanager Large Cap Growth           1.29%
     ----------------------------------------------
     Multimanager Large Cap Value            1.26%
     ----------------------------------------------
     Multimanager Mid Cap Growth             1.52%
     ----------------------------------------------
     Multimanager Mid Cap Value              1.53%
     ----------------------------------------------
     Multimanager Small Cap Growth           1.35%
     ----------------------------------------------
     Multimanager Small Cap Value            1.45%
     ----------------------------------------------
     Multimanager Technology                 1.67%
     ----------------------------------------------
     EQ/AllianceBernstein Common Stock       0.84%
     ----------------------------------------------
     EQ/AllianceBernstein Large Cap Growth   1.03%
     ----------------------------------------------
     EQ/AllianceBernstein Small Cap Growth   1.11%
     ----------------------------------------------
     EQ/AllianceBernstein Value              0.87%
     ----------------------------------------------
     EQ/Ariel Appreciation II                1.09%
     ----------------------------------------------
     EQ/BlackRock Basic Value Equity         0.92%
     ----------------------------------------------
     EQ/Davis New York Venture               1.25%
     ----------------------------------------------
     EQ/Evergreen Omega                      1.12%
     ----------------------------------------------
     EQ/GAMCO Mergers and Acquisitions       1.33%
     ----------------------------------------------
     EQ/GAMCO Small Company Value            1.10%
     ----------------------------------------------
     EQ/International Core PLUS              1.05%
     ----------------------------------------------
     EQ/Large Cap Core PLUS                  0.83%
     ----------------------------------------------
     EQ/Large Cap Growth PLUS                0.82%
     ----------------------------------------------
     EQ/Legg Mason Value Equity              0.97%
     ----------------------------------------------
     EQ/Lord Abbett Growth and Income        0.98%
     ----------------------------------------------
     EQ/Lord Abbett Large Cap Core           0.99%
     ----------------------------------------------
     EQ/Lord Abbett Mid Cap Value            1.04%
     ----------------------------------------------
     EQ/Mid Cap Value PLUS                   0.81%
     ----------------------------------------------
     EQ/Montag & Caldwell Growth             1.13%
     ----------------------------------------------
     EQ/T. Rowe Price Growth Stock           0.87%
     ----------------------------------------------
     EQ/UBS Growth and Income                1.04%
     ----------------------------------------------
     EQ/Van Kampen Comstock                  0.99%
     ----------------------------------------------
     EQ/Van Kampen Mid Cap Growth            1.04%
     ----------------------------------------------

(13) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and adminis tration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2007, which results in an estimated administrative charge of 0.009% of contract value.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


                                                                    Fee table 15

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



16 Fee table

----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
----------------------------------------------------------------------------------------------------------
 Portfolio Name                                1 year         3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,196.00     $ 2,121.00     $ 3,095.00     $ 5,510.00
AXA Conservative Allocation                   $ 1,176.00     $ 2,063.00     $ 3,001.00     $ 5,342.00
AXA Conservative-Plus Allocation              $ 1,181.00     $ 2,079.00     $ 3,026.00     $ 5,386.00
AXA Moderate Allocation                       $ 1,185.00     $ 2,091.00     $ 3,046.00     $ 5,422.00
AXA Moderate-Plus Allocation                  $ 1,189.00     $ 2,103.00     $ 3,065.00     $ 5,457.00
Multimanager Aggressive Equity                $ 1,154.00     $ 1,999.00     $ 2,897.00     $ 5,152.00
Multimanager Core Bond                        $ 1,151.00     $ 1,990.00     $ 2,882.00     $ 5,124.00
Multimanager Health Care                      $ 1,221.00     $ 2,194.00     $ 3,212.00     $ 5,717.00
Multimanager High Yield                       $ 1,151.00     $ 1,990.00     $ 2,882.00     $ 5,124.00
Multimanager International Equity             $ 1,200.00     $ 2,133.00     $ 3,114.00     $ 5,545.00
Multimanager Large Cap Core Equity            $ 1,186.00     $ 2,094.00     $ 3,051.00     $ 5,430.00
Multimanager Large Cap Growth                 $ 1,188.00     $ 2,100.00     $ 3,060.00     $ 5,448.00
Multimanager Large Cap Value                  $ 1,183.00     $ 2,085.00     $ 3,036.00     $ 5,404.00
Multimanager Mid Cap Growth                   $ 1,207.00     $ 2,155.00     $ 3,148.00     $ 5,605.00
Multimanager Mid Cap Value                    $ 1,206.00     $ 2,152.00     $ 3,144.00     $ 5,597.00
Multimanager Small Cap Growth                 $ 1,209.00     $ 2,161.00     $ 3,158.00     $ 5,623.00
Multimanager Small Cap Value                  $ 1,198.00     $ 2,127.00     $ 3,104.00     $ 5,527.00
Multimanager Technology                       $ 1,221.00     $ 2,194.00     $ 3,212.00     $ 5,717.00
----------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,134.00     $ 1,940.00     $ 2,802.00     $ 4,976.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,137.00     $ 1,950.00     $ 2,817.00     $ 5,004.00
EQ/AllianceBernstein International            $ 1,164.00     $ 2,030.00     $ 2,947.00     $ 5,243.00
EQ/AllianceBernstein Large Cap Growth         $ 1,179.00     $ 2,072.00     $ 3,016.00     $ 5,368.00
EQ/AllianceBernstein Quality Bond             $ 1,138.00     $ 1,953.00     $ 2,822.00     $ 5,014.00
EQ/AllianceBernstein Small Cap Growth         $ 1,162.00     $ 2,023.00     $ 2,937.00     $ 5,225.00
EQ/AllianceBernstein Value                    $ 1,145.00     $ 1,974.00     $ 2,857.00     $ 5,078.00
EQ/Ariel Appreciation II                      $ 1,177.00     $ 2,066.00     $ 3,006.00     $ 5,350.00
EQ/AXA Rosenberg Value Long/Short Equity      $ 1,418.00     $ 2,753.00     $ 4,085.00     $ 7,166.00
EQ/BlackRock Basic Value Equity               $ 1,142.00     $ 1,965.00     $ 2,842.00     $ 5,051.00
EQ/BlackRock International Value              $ 1,176.00     $ 2,063.00     $ 3,001.00     $ 5,342.00
EQ/Boston Advisors Equity Income              $ 1,164.00     $ 2,030.00     $ 2,947.00     $ 5,243.00
EQ/Calvert Socially Responsible               $ 1,163.00     $ 2,027.00     $ 2,942.00     $ 5,234.00
EQ/Capital Guardian Growth                    $ 1,155.00     $ 2,002.00     $ 2,902.00     $ 5,161.00
EQ/Capital Guardian Research                  $ 1,151.00     $ 1,990.00     $ 2,882.00     $ 5,124.00
EQ/Caywood-Scholl High Yield Bond             $ 1,151.00     $ 1,990.00     $ 2,882.00     $ 5,124.00
EQ/Davis New York Venture                     $ 1,179.00     $ 2,072.00     $ 3,016.00     $ 5,368.00
EQ/Equity 500 Index                           $ 1,111.00     $ 1,872.00     $ 2,691.00     $ 4,769.00
EQ/Evergreen International Bond               $ 1,162.00     $ 2,023.00     $ 2,937.00     $ 5,225.00
EQ/Evergreen Omega                            $ 1,165.00     $ 2,033.00     $ 2,952.00     $ 5,252.00
EQ/FI Mid Cap                                 $ 1,156.00     $ 2,005.00     $ 2,907.00     $ 5,170.00
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                If you annuitize at the end of the applicable time
                                              period and select a non-life contingent period certain
                                                     annuity option with less than five years
----------------------------------------------------------------------------------------------------------
 Portfolio Name                                1 year         3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     N/A            $ 2,121.00     $ 3,095.00     $ 5,510.00
AXA Conservative Allocation                   N/A            $ 2,063.00     $ 3,001.00     $ 5,342.00
AXA Conservative-Plus Allocation              N/A            $ 2,079.00     $ 3,026.00     $ 5,386.00
AXA Moderate Allocation                       N/A            $ 2,091.00     $ 3,046.00     $ 5,422.00
AXA Moderate-Plus Allocation                  N/A            $ 2,103.00     $ 3,065.00     $ 5,457.00
Multimanager Aggressive Equity                N/A            $ 1,999.00     $ 2,897.00     $ 5,152.00
Multimanager Core Bond                        N/A            $ 1,990.00     $ 2,882.00     $ 5,124.00
Multimanager Health Care                      N/A            $ 2,194.00     $ 3,212.00     $ 5,717.00
Multimanager High Yield                       N/A            $ 1,990.00     $ 2,882.00     $ 5,124.00
Multimanager International Equity             N/A            $ 2,133.00     $ 3,114.00     $ 5,545.00
Multimanager Large Cap Core Equity            N/A            $ 2,094.00     $ 3,051.00     $ 5,430.00
Multimanager Large Cap Growth                 N/A            $ 2,100.00     $ 3,060.00     $ 5,448.00
Multimanager Large Cap Value                  N/A            $ 2,085.00     $ 3,036.00     $ 5,404.00
Multimanager Mid Cap Growth                   N/A            $ 2,155.00     $ 3,148.00     $ 5,605.00
Multimanager Mid Cap Value                    N/A            $ 2,152.00     $ 3,144.00     $ 5,597.00
Multimanager Small Cap Growth                 N/A            $ 2,161.00     $ 3,158.00     $ 5,623.00
Multimanager Small Cap Value                  N/A            $ 2,127.00     $ 3,104.00     $ 5,527.00
Multimanager Technology                       N/A            $ 2,194.00     $ 3,212.00     $ 5,717.00
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             N/A            $ 1,940.00     $ 2,802.00     $ 4,976.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   N/A            $ 1,950.00     $ 2,817.00     $ 5,004.00
EQ/AllianceBernstein International            N/A            $ 2,030.00     $ 2,947.00     $ 5,243.00
EQ/AllianceBernstein Large Cap Growth         N/A            $ 2,072.00     $ 3,016.00     $ 5,368.00
EQ/AllianceBernstein Quality Bond             N/A            $ 1,953.00     $ 2,822.00     $ 5,014.00
EQ/AllianceBernstein Small Cap Growth         N/A            $ 2,023.00     $ 2,937.00     $ 5,225.00
EQ/AllianceBernstein Value                    N/A            $ 1,974.00     $ 2,857.00     $ 5,078.00
EQ/Ariel Appreciation II                      N/A            $ 2,066.00     $ 3,006.00     $ 5,350.00
EQ/AXA Rosenberg Value Long/Short Equity      N/A            $ 2,753.00     $ 4,085.00     $ 7,166.00
EQ/BlackRock Basic Value Equity               N/A            $ 1,965.00     $ 2,842.00     $ 5,051.00
EQ/BlackRock International Value              N/A            $ 2,063.00     $ 3,001.00     $ 5,342.00
EQ/Boston Advisors Equity Income              N/A            $ 2,030.00     $ 2,947.00     $ 5,243.00
EQ/Calvert Socially Responsible               N/A            $ 2,027.00     $ 2,942.00     $ 5,234.00
EQ/Capital Guardian Growth                    N/A            $ 2,002.00     $ 2,902.00     $ 5,161.00
EQ/Capital Guardian Research                  N/A            $ 1,990.00     $ 2,882.00     $ 5,124.00
EQ/Caywood-Scholl High Yield Bond             N/A            $ 1,990.00     $ 2,882.00     $ 5,124.00
EQ/Davis New York Venture                     N/A            $ 2,072.00     $ 3,016.00     $ 5,368.00
EQ/Equity 500 Index                           N/A            $ 1,872.00     $ 2,691.00     $ 4,769.00
EQ/Evergreen International Bond               N/A            $ 2,023.00     $ 2,937.00     $ 5,225.00
EQ/Evergreen Omega                            N/A            $ 2,033.00     $ 2,952.00     $ 5,252.00
EQ/FI Mid Cap                                 N/A            $ 2,005.00     $ 2,907.00     $ 5,170.00
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at
                                                      the end of the applicable time period
----------------------------------------------------------------------------------------------------------
 Portfolio Name                                1 year         3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 496.00       $ 1,521.00     $ 2,595.00     $ 5,510.00
AXA Conservative Allocation                   $ 476.00       $ 1,463.00     $ 2,501.00     $ 5,342.00
AXA Conservative-Plus Allocation              $ 481.00       $ 1,479.00     $ 2,526.00     $ 5,386.00
AXA Moderate Allocation                       $ 485.00       $ 1,491.00     $ 2,546.00     $ 5,422.00
AXA Moderate-Plus Allocation                  $ 489.00       $ 1,503.00     $ 2,565.00     $ 5,457.00
Multimanager Aggressive Equity                $ 454.00       $ 1,399.00     $ 2,397.00     $ 5,152.00
Multimanager Core Bond                        $ 451.00       $ 1,390.00     $ 2,382.00     $ 5,124.00
Multimanager Health Care                      $ 521.00       $ 1,594.00     $ 2,712.00     $ 5,717.00
Multimanager High Yield                       $ 451.00       $ 1,390.00     $ 2,382.00     $ 5,124.00
Multimanager International Equity             $ 500.00       $ 1,533.00     $ 2,614.00     $ 5,545.00
Multimanager Large Cap Core Equity            $ 486.00       $ 1,494.00     $ 2,551.00     $ 5,430.00
Multimanager Large Cap Growth                 $ 488.00       $ 1,500.00     $ 2,560.00     $ 5,448.00
Multimanager Large Cap Value                  $ 483.00       $ 1,485.00     $ 2,536.00     $ 5,404.00
Multimanager Mid Cap Growth                   $ 507.00       $ 1,555.00     $ 2,648.00     $ 5,605.00
Multimanager Mid Cap Value                    $ 506.00       $ 1,552.00     $ 2,644.00     $ 5,597.00
Multimanager Small Cap Growth                 $ 509.00       $ 1,561.00     $ 2,658.00     $ 5,623.00
Multimanager Small Cap Value                  $ 498.00       $ 1,527.00     $ 2,604.00     $ 5,527.00
Multimanager Technology                       $ 521.00       $ 1,594.00     $ 2,712.00     $ 5,717.00
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 434.00       $ 1,340.00     $ 2,302.00     $ 4,976.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 437.00       $ 1,350.00     $ 2,317.00     $ 5,004.00
EQ/AllianceBernstein International            $ 464.00       $ 1,430.00     $ 2,447.00     $ 5,243.00
EQ/AllianceBernstein Large Cap Growth         $ 479.00       $ 1,472.00     $ 2,516.00     $ 5,368.00
EQ/AllianceBernstein Quality Bond             $ 438.00       $ 1,353.00     $ 2,322.00     $ 5,014.00
EQ/AllianceBernstein Small Cap Growth         $ 462.00       $ 1,423.00     $ 2,437.00     $ 5,225.00
EQ/AllianceBernstein Value                    $ 445.00       $ 1,374.00     $ 2,357.00     $ 5,078.00
EQ/Ariel Appreciation II                      $ 477.00       $ 1,466.00     $ 2,506.00     $ 5,350.00
EQ/AXA Rosenberg Value Long/Short Equity      $ 718.00       $ 2,153.00     $ 3,585.00     $ 7,166.00
EQ/BlackRock Basic Value Equity               $ 442.00       $ 1,365.00     $ 2,342.00     $ 5,051.00
EQ/BlackRock International Value              $ 476.00       $ 1,463.00     $ 2,501.00     $ 5,342.00
EQ/Boston Advisors Equity Income              $ 464.00       $ 1,430.00     $ 2,447.00     $ 5,243.00
EQ/Calvert Socially Responsible               $ 463.00       $ 1,427.00     $ 2,442.00     $ 5,234.00
EQ/Capital Guardian Growth                    $ 455.00       $ 1,402.00     $ 2,402.00     $ 5,161.00
EQ/Capital Guardian Research                  $ 451.00       $ 1,390.00     $ 2,382.00     $ 5,124.00
EQ/Caywood-Scholl High Yield Bond             $ 451.00       $ 1,390.00     $ 2,382.00     $ 5,124.00
EQ/Davis New York Venture                     $ 479.00       $ 1,472.00     $ 2,516.00     $ 5,368.00
EQ/Equity 500 Index                           $ 411.00       $ 1,272.00     $ 2,191.00     $ 4,769.00
EQ/Evergreen International Bond               $ 462.00       $ 1,423.00     $ 2,437.00     $ 5,225.00
EQ/Evergreen Omega                            $ 465.00       $ 1,433.00     $ 2,452.00     $ 5,252.00
EQ/FI Mid Cap                                 $ 456.00       $ 1,405.00     $ 2,407.00     $ 5,170.00
----------------------------------------------------------------------------------------------------------


                                                                    Fee table 17

----------------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end of the
                                                                applicable time period
----------------------------------------------------------------------------------------------------------
 Portfolio Name                                1 year         3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Franklin Income                            $ 1,181.00     $ 2,079.00     $ 3,026.00     $ 5,386.00
EQ/Franklin Small Cap Value                   $ 1,184.00     $ 2,088.00     $ 3,041.00     $ 5,413.00
EQ/Franklin Templeton Founding Strategy       $ 1,209.00     $ 2,161.00     $ 3,158.00     $ 5,623.00
EQ/GAMCO Mergers and Acquisitions             $ 1,185.00     $ 2,091.00     $ 3,046.00     $ 5,422.00
EQ/GAMCO Small Company Value                  $ 1,163.00     $ 2,027.00     $ 2,942.00     $ 5,234.00
EQ/International Core PLUS                    $ 1,170.00     $ 2,045.00     $ 2,972.00     $ 5,288.00
EQ/International Growth                       $ 1,188.00     $ 2,100.00     $ 3,060.00     $ 5,448.00
EQ/JPMorgan Core Bond                         $ 1,130.00     $ 1,928.00     $ 2,782.00     $ 4,939.00
EQ/JPMorgan Value Opportunities               $ 1,149.00     $ 1,984.00     $ 2,872.00     $ 5,106.00
EQ/Large Cap Core PLUS                        $ 1,152.00     $ 1,993.00     $ 2,887.00     $ 5,133.00
EQ/Large Cap Growth PLUS                      $ 1,151.00     $ 1,990.00     $ 2,882.00     $ 5,124.00
EQ/Legg Mason Value Equity                    $ 1,157.00     $ 2,008.00     $ 2,912.00     $ 5,179.00
EQ/Long Term Bond                             $ 1,126.00     $ 1,919.00     $ 2,767.00     $ 4,911.00
EQ/Lord Abbett Growth and Income              $ 1,156.00     $ 2,005.00     $ 2,907.00     $ 5,170.00
EQ/Lord Abbett Large Cap Core                 $ 1,161.00     $ 2,020.00     $ 2,932.00     $ 5,215.00
EQ/Lord Abbett Mid Cap Value                  $ 1,160.00     $ 2,017.00     $ 2,927.00     $ 5,206.00
EQ/Marsico Focus                              $ 1,174.00     $ 2,057.00     $ 2,991.00     $ 5,324.00
EQ/Mid Cap Value PLUS                         $ 1,156.00     $ 2,005.00     $ 2,907.00     $ 5,170.00
EQ/Money Market                               $ 1,118.00     $ 1,894.00     $ 2,727.00     $ 4,835.00
EQ/Montag & Caldwell Growth                   $ 1,165.00     $ 2,033.00     $ 2,952.00     $ 5,252.00
EQ/Mutual Shares                              $ 1,187.00     $ 2,097.00     $ 3,055.00     $ 5,439.00
EQ/Oppenheimer Global                         $ 1,225.00     $ 2,206.00     $ 3,231.00     $ 5,751.00
EQ/Oppenheimer Main Street Opportunity        $ 1,208.00     $ 2,158.00     $ 3,153.00     $ 5,614.00
EQ/Oppenheimer Main Street Small Cap          $ 1,217.00     $ 2,182.00     $ 3,192.00     $ 5,683.00
EQ/PIMCO Real Return                          $ 1,143.00     $ 1,968.00     $ 2,847.00     $ 5,060.00
EQ/Short Duration Bond                        $ 1,132.00     $ 1,934.00     $ 2,792.00     $ 4,958.00
EQ/Small Company Index                        $ 1,112.00     $ 1,875.00     $ 2,696.00     $ 4,778.00
EQ/T. Rowe Price Growth Stock                 $ 1,168.00     $ 2,042.00     $ 2,967.00     $ 5,279.00
EQ/Templeton Growth                           $ 1,192.00     $ 2,109.00     $ 3,075.00     $ 5,474.00
EQ/UBS Growth and Income                      $ 1,166.00     $ 2,036.00     $ 2,957.00     $ 5,261.00
EQ/Van Kampen Comstock                        $ 1,155.00     $ 2,002.00     $ 2,902.00     $ 5,161.00
EQ/Van Kampen Emerging Markets Equity         $ 1,217.00     $ 2,182.00     $ 3,192.00     $ 5,683.00
EQ/Van Kampen Mid Cap Growth                  $ 1,160.00     $ 2,017.00     $ 2,927.00     $ 5,206.00
EQ/Van Kampen Real Estate                     $ 1,187.00     $ 2,097.00     $ 3,055.00     $ 5,439.00
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                If you annuitize at the end of the applicable time
                                              period and select a non-life contingent period certain
                                                     annuity option with less than five years
----------------------------------------------------------------------------------------------------------
 Portfolio Name                                1 year         3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Franklin Income                            N/A            $ 2,079.00     $ 3,026.00     $ 5,386.00
EQ/Franklin Small Cap Value                   N/A            $ 2,088.00     $ 3,041.00     $ 5,413.00
EQ/Franklin Templeton Founding Strategy       N/A            $ 2,161.00     $ 3,158.00     $ 5,623.00
EQ/GAMCO Mergers and Acquisitions             N/A            $ 2,091.00     $ 3,046.00     $ 5,422.00
EQ/GAMCO Small Company Value                  N/A            $ 2,027.00     $ 2,942.00     $ 5,234.00
EQ/International Core PLUS                    N/A            $ 2,045.00     $ 2,972.00     $ 5,288.00
EQ/International Growth                       N/A            $ 2,100.00     $ 3,060.00     $ 5,448.00
EQ/JPMorgan Core Bond                         N/A            $ 1,928.00     $ 2,782.00     $ 4,939.00
EQ/JPMorgan Value Opportunities               N/A            $ 1,984.00     $ 2,872.00     $ 5,106.00
EQ/Large Cap Core PLUS                        N/A            $ 1,993.00     $ 2,887.00     $ 5,133.00
EQ/Large Cap Growth PLUS                      N/A            $ 1,990.00     $ 2,882.00     $ 5,124.00
EQ/Legg Mason Value Equity                    N/A            $ 2,008.00     $ 2,912.00     $ 5,179.00
EQ/Long Term Bond                             N/A            $ 1,919.00     $ 2,767.00     $ 4,911.00
EQ/Lord Abbett Growth and Income              N/A            $ 2,005.00     $ 2,907.00     $ 5,170.00
EQ/Lord Abbett Large Cap Core                 N/A            $ 2,020.00     $ 2,932.00     $ 5,215.00
EQ/Lord Abbett Mid Cap Value                  N/A            $ 2,017.00     $ 2,927.00     $ 5,206.00
EQ/Marsico Focus                              N/A            $ 2,057.00     $ 2,991.00     $ 5,324.00
EQ/Mid Cap Value PLUS                         N/A            $ 2,005.00     $ 2,907.00     $ 5,170.00
EQ/Money Market                               N/A            $ 1,894.00     $ 2,727.00     $ 4,835.00
EQ/Montag & Caldwell Growth                   N/A            $ 2,033.00     $ 2,952.00     $ 5,252.00
EQ/Mutual Shares                              N/A            $ 2,097.00     $ 3,055.00     $ 5,439.00
EQ/Oppenheimer Global                         N/A            $ 2,206.00     $ 3,231.00     $ 5,751.00
EQ/Oppenheimer Main Street Opportunity        N/A            $ 2,158.00     $ 3,153.00     $ 5,614.00
EQ/Oppenheimer Main Street Small Cap          N/A            $ 2,182.00     $ 3,192.00     $ 5,683.00
EQ/PIMCO Real Return                          N/A            $ 1,968.00     $ 2,847.00     $ 5,060.00
EQ/Short Duration Bond                        N/A            $ 1,934.00     $ 2,792.00     $ 4,958.00
EQ/Small Company Index                        N/A            $ 1,875.00     $ 2,696.00     $ 4,778.00
EQ/T. Rowe Price Growth Stock                 N/A            $ 2,042.00     $ 2,967.00     $ 5,279.00
EQ/Templeton Growth                           N/A            $ 2,109.00     $ 3,075.00     $ 5,474.00
EQ/UBS Growth and Income                      N/A            $ 2,036.00     $ 2,957.00     $ 5,261.00
EQ/Van Kampen Comstock                        N/A            $ 2,002.00     $ 2,902.00     $ 5,161.00
EQ/Van Kampen Emerging Markets Equity         N/A            $ 2,182.00     $ 3,192.00     $ 5,683.00
EQ/Van Kampen Mid Cap Growth                  N/A            $ 2,017.00     $ 2,927.00     $ 5,206.00
EQ/Van Kampen Real Estate                     N/A            $ 2,097.00     $ 3,055.00     $ 5,439.00
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at
                                                      the end of the applicable time period
----------------------------------------------------------------------------------------------------------
 Portfolio Name                                1 year         3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Franklin Income                            $ 481.00       $ 1,479.00     $ 2,526.00     $ 5,386.00
EQ/Franklin Small Cap Value                   $ 484.00       $ 1,488.00     $ 2,541.00     $ 5,413.00
EQ/Franklin Templeton Founding Strategy       $ 509.00       $ 1,561.00     $ 2,658.00     $ 5,623.00
EQ/GAMCO Mergers and Acquisitions             $ 485.00       $ 1,491.00     $ 2,546.00     $ 5,422.00
EQ/GAMCO Small Company Value                  $ 463.00       $ 1,427.00     $ 2,442.00     $ 5,234.00
EQ/International Core PLUS                    $ 470.00       $ 1,445.00     $ 2,472.00     $ 5,288.00
EQ/International Growth                       $ 488.00       $ 1,500.00     $ 2,560.00     $ 5,448.00
EQ/JPMorgan Core Bond                         $ 430.00       $ 1,328.00     $ 2,282.00     $ 4,939.00
EQ/JPMorgan Value Opportunities               $ 449.00       $ 1,384.00     $ 2,372.00     $ 5,106.00
EQ/Large Cap Core PLUS                        $ 452.00       $ 1,393.00     $ 2,387.00     $ 5,133.00
EQ/Large Cap Growth PLUS                      $ 451.00       $ 1,390.00     $ 2,382.00     $ 5,124.00
EQ/Legg Mason Value Equity                    $ 457.00       $ 1,408.00     $ 2,412.00     $ 5,179.00
EQ/Long Term Bond                             $ 426.00       $ 1,319.00     $ 2,267.00     $ 4,911.00
EQ/Lord Abbett Growth and Income              $ 456.00       $ 1,405.00     $ 2,407.00     $ 5,170.00
EQ/Lord Abbett Large Cap Core                 $ 461.00       $ 1,420.00     $ 2,432.00     $ 5,215.00
EQ/Lord Abbett Mid Cap Value                  $ 460.00       $ 1,417.00     $ 2,427.00     $ 5,206.00
EQ/Marsico Focus                              $ 474.00       $ 1,457.00     $ 2,491.00     $ 5,324.00
EQ/Mid Cap Value PLUS                         $ 456.00       $ 1,405.00     $ 2,407.00     $ 5,170.00
EQ/Money Market                               $ 418.00       $ 1,294.00     $ 2,227.00     $ 4,835.00
EQ/Montag & Caldwell Growth                   $ 465.00       $ 1,433.00     $ 2,452.00     $ 5,252.00
EQ/Mutual Shares                              $ 487.00       $ 1,497.00     $ 2,555.00     $ 5,439.00
EQ/Oppenheimer Global                         $ 525.00       $ 1,606.00     $ 2,731.00     $ 5,751.00
EQ/Oppenheimer Main Street Opportunity        $ 508.00       $ 1,558.00     $ 2,653.00     $ 5,614.00
EQ/Oppenheimer Main Street Small Cap          $ 517.00       $ 1,582.00     $ 2,692.00     $ 5,683.00
EQ/PIMCO Real Return                          $ 443.00       $ 1,368.00     $ 2,347.00     $ 5,060.00
EQ/Short Duration Bond                        $ 432.00       $ 1,334.00     $ 2,292.00     $ 4,958.00
EQ/Small Company Index                        $ 412.00       $ 1,275.00     $ 2,196.00     $ 4,778.00
EQ/T. Rowe Price Growth Stock                 $ 468.00       $ 1,442.00     $ 2,467.00     $ 5,279.00
EQ/Templeton Growth                           $ 492.00       $ 1,509.00     $ 2,575.00     $ 5,474.00
EQ/UBS Growth and Income                      $ 466.00       $ 1,436.00     $ 2,457.00     $ 5,261.00
EQ/Van Kampen Comstock                        $ 455.00       $ 1,402.00     $ 2,402.00     $ 5,161.00
EQ/Van Kampen Emerging Markets Equity         $ 517.00       $ 1,582.00     $ 2,692.00     $ 5,683.00
EQ/Van Kampen Mid Cap Growth                  $ 460.00       $ 1,417.00     $ 2,427.00     $ 5,206.00
EQ/Van Kampen Real Estate                     $ 487.00       $ 1,497.00     $ 2,555.00     $ 5,439.00
----------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

18 Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2007.



                                                                    Fee table 19

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type of owner and contract purchased. The following table summarizes our rules regarding contributions to your contract. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are ages 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation.


We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We currently impose that limitation, except that we permit contributions greater than the 150% limit if both: (i) the owner (or joint owner or joint annuitant, if applicable) is 75 or younger; and (ii) the total contributions in any year after the 150% limit is reached do not exceed 100% of the prior year's contributions.


We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                  Source of contributions        Limitations on contributions(+)
------------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85    o $5,000 (initial)            o After-tax money.             o No additional contributions
                                                                                              may be made after attain-
                                 o $500 (additional)           o Paid to us by check or       ment of age 86, or if later,
                                                                 transfer of contract value   the first contract date anni-
                                 o $100 monthly and $300         in a tax-deferred exchange   versary.*
                                   quarterly under our auto-     under Section 1035 of the
                                   matic investment program      Internal Revenue Code.
                                   (additional)
------------------------------------------------------------------------------------------------------------------------------------

20 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                  Source of contributions        Limitations on contributions(+)
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 85   o $5,000 (initial)            o Eligible rollover distribu-  o No additional contributions
                                                                 tions from 403(b) plans,       may be made after attain-
                                 o $50 (additional)              qualified plans, and           ment of age 86, or, if later,
                                                                 governmental employer          the first contract date
                                 o $100 monthly and $300         457(b) plans.                  anniversary.*
                                   quarterly under our auto-
                                   matic investment program    o Rollovers from another       o Contributions after age 70-1/2
                                   (additional) (subject to      traditional individual         must be net of required
                                   tax maximums)                 retirement arrangement.        minimum distributions.

                                                               o Direct custodian-to-         o Although we accept regular
                                                                 custodian transfers from       IRA contributions (limited to
                                                                 another traditional indi-      $5,000) under Rollover IRA
                                                                 vidual retirement              contracts, we intend that
                                                                 arrangement.                   this contract be used prima-
                                                                                                rily for rollover and direct
                                                               o Regular IRA contributions.     transfer contributions.

                                                               o Additional catch-up          o Additional catch-up contri-
                                                                 contributions.                 butions of up to $1,000 per
                                                                                                calendar year where the
                                                                                                owner is at least age 50 but
                                                                                                under age 70-1/2 at any time
                                                                                                during the calendar year for
                                                                                                which the contribution is
                                                                                                made.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                  Source of contributions        Limitations on contributions(+)
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion  20 through 85   o $5,000 (initial)            o Rollovers from another       o No additional contributions
IRA                                                              Roth IRA.                      may be made after attain-
                                 o $50 (additional)                                             ment of age 86, or, if later,
                                                               o Rollovers from a "desig-       the first contract date
                                 o $100 monthly and $300         nated Roth contribution        anniversary.*
                                   quarterly under our auto-     account" under a 401(k)
                                   matic investment program      plan or 403(b) plan.         o Conversion rollovers after
                                   (additional) (subject to                                     age 70-1/2 must be net of
                                   tax maximums)               o Conversion rollovers from a    required minimum distribu-
                                                                 traditional IRA or other       tions for the traditional IRA
                                                                 eligible retirement plan.      or other eligible retirement
                                                                                                plan which is the source of
                                                               o Direct transfers from          the conversion rollover.
                                                                 another Roth IRA.
                                                                                              o You cannot roll over funds
                                                               o Regular Roth IRA contribu-     from a traditional IRA or
                                                                 tions.                         other eligible retirement
                                                                                                plan if your adjusted gross
                                                               o Additional catch-up            income is $100,000 or
                                                                 contributions.                 more.

                                                                                              o Although we accept regular
                                                                                                Roth IRA contributions (lim-
                                                                                                ited to $5,000) under Roth
                                                                                                IRA contracts, we intend
                                                                                                that this contract be used
                                                                                                primarily for rollover and
                                                                                                direct transfer contributions.

                                                                                              o Additional catch-up contri-
                                                                                                butions of up to $1,000 per
                                                                                                calendar year where the
                                                                                                owner is at least age 50 at
                                                                                                any time during the calendar
                                                                                                year for which the contribu-
                                                                                                tion is made.
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA**   20 through 85   o $5,000 (initial)            o With documentation of        o No additional contributions
                                                                 employer or plan approval,     may be made after attain-
                                 o $500 (additional)             and limited to pre-tax         ment of age 86, or, if later,
                                                                 funds, direct plan-to-plan     the first contract date
                                                                 transfers from another         anniversary.*
                                                                 403(b) plan or contract
                                                                 exchanges from another       o Contributions after age 70-1/2
                                                                 403(b) contract under the      must be net of any required
                                                                 same plan.                     minimum distributions.

                                                               o With documentation of        o We do not accept employer-
                                                                 employer or plan approval,     remitted contributions.
                                                                 and limited to pre-tax
                                                                 funds, eligible rollover     o We do not accept after tax
                                                                 distributions from other       contributions, including des-
                                                                 403(b)plans, qualified plans,  ignated Roth contributions.
                                                                 governmental employer 457(b)
                                                                 plans or traditional IRAs.
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                  Source of contributions        Limitations on contributions(+)
------------------------------------------------------------------------------------------------------------------------------------
QP               20 through 75   o $5,000 (initial)            o Only transfer contributions  o A separate QP contract must
                                                                 from other investments         be established for each plan
                                 o $500 (additional)             within an existing qualified   participant.
                                                                 plan trust.
                                                                                              o We do not accept regular
                                                               o The plan must be qualified     ongoing payroll contribu-
                                                                 under Section 401(a) of the    tions or contributions
                                                                 Internal Revenue Code.         directly from the employer.

                                                               o For 401(k) plans, trans-     o Only one additional transfer
                                                                 ferred contributions may       contribution may be made
                                                                 not include any after-tax      during a contract year.
                                                                 contributions, including
                                                                 designated Roth contribu-    o No additional transfer con-
                                                                 tions.                         tributions after participant's
                                                                                                attainment of age 76 or, if
                                                                                                later, the first contract date
                                                                                                anniversary.

                                                                                              o Contributions after age 70-1/2
                                                                                                must be net of any required
                                                                                                minimum distributions.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 70   o $4,000 (initial)          o Regular traditional IRA      o No regular IRA contributions
IRA                                                              contributions.                 in the calendar year you turn
                                   o $50 (additional)                                           age 70-1/2 and thereafter.
                                                               o Additional catch-up
                                   o $50 monthly or quarterly    contributions.               o Regular contributions may
                                     under our automatic                                        not exceed $5,000.
                                     investment program        o Eligible rollover distribu-
                                     (additional)(subject to     tions from 403(b) plans,     o Additional catch-up contri-
                                     tax maximums)               qualified plans, and govern-   butions of up to $1,000 per
                                                                 mental employer 457(b)         calendar year where the
                                                                 plans.                         owner is at least age 50 but
                                                                                                under age 70-1/2 at any time
                                                               o Rollovers from another         during the calendar year for
                                                                 traditional individual         which the contribution is
                                                                 retirement arrangement.        made.

                                                               o Direct custodian-            o Although we accept rollover
                                                                 to-custodian transfers from    and direct transfer contribu-
                                                                 another traditional indi-      tions under the Flexible
                                                                 vidual retirement              Premium IRA contract, we
                                                                 arrangement.                   intend that this contract be
                                                                                                used for ongoing regular
                                                                                                contributions.

                                                                                              o Rollover and direct transfer
                                                                                                contributions may be made
                                                                                                up to attainment of age
                                                                                                86.*

                                                                                              o Rollover and direct transfer
                                                                                                contributions after age 70-1/2
                                                                                                must be net of required
                                                                                                minimum distributions.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                  Source of contributions        Limitations on contributions(+)
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 85   o $4,000 (initial)            o Regular Roth IRA contribu-   o No additional contributions
Roth IRA                                                         tions.                         may be made after the
                                 o $50 (additional)                                             attainment of age 86, or, if
                                                               o Additional catch-up contri-    later, the first contract date
                                 o $50 monthly or quarterly      butions.                       anniversary.*
                                   under our automatic
                                   investment program          o Rollovers from another       o Contributions are subject to
                                   (additional)(subject to       Roth IRA.                      income limits and other tax
                                   tax maximums)                                                rules.
                                                               o Rollovers from a "desig-
                                                                 nated Roth contribution      o Regular Roth IRA contribu-
                                                                 account" under a 401(k)        tions may not exceed
                                                                 plan or 403(b) plan.           $5,000.

                                                               o Conversion rollovers from a  o Additional catch-up contri-
                                                                 traditional IRA or other       butions of up to $1,000 per
                                                                 eligible retirement plan.      calendar year where the
                                                                                                owner is at least age 50 at
                                                               o Direct transfers from          any time during the calendar
                                                                 another Roth IRA.              year for which the contribu-
                                                                                                tion is made.

                                                                                              o Although we accept rollover
                                                                                                and direct transfer contribu-
                                                                                                tions under the Flexible
                                                                                                Premium Roth IRA contract,
                                                                                                we intend that this contract
                                                                                                be used for ongoing regular
                                                                                                Roth IRA contributions.
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA    0-70            o $5,000 (initial)            o Direct custodian-to-         o Any additional contributions
Beneficiary                                                      custodian transfers of your    must be from the same type
Continuation                     o $1,000 (additional)           interest as a death benefi-    of IRA of the same deceased
Contract (tradi-                                                 ciary of the deceased          owner.
tional IRA or                                                    owner's traditional indi-
Roth IRA)                                                        vidual retirement            o Non-spousal beneficiary
                                                                 arrangement or Roth IRA to     direct rollover contributions
                                                                 an IRA of the same type.       from qualified plans, 403(b)
                                                                                                plans and governmental
                                                                                                employer 457(b) plans may
                                                                                                be made to a traditional
                                                                                                Inherited IRA contract under
                                                                                                specified circumstances.
------------------------------------------------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in the Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.

*    Please see Appendix VII later in this Prospectus for state variations.


**   May not be available from all Selling broker-dealers.


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.

24 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) purchased through an exchange that is not taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. We also permit joint annuitants in non-exchange sales if you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. In all cases, the joint annuitants must be spouses.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If GWBL is elected, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

If you are purchasing this contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit ("GMIB") or the Guaranteed withdrawal benefit for life ("GWBL"), or an enhanced death benefit, you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, GWBL and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.


--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to


                                              Contract features and benefits  25
keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."

--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


If you elect the 100% Principal guarantee benefit, the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the following variable investment options: the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio ("permitted variable investment options").

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio.



VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers.




26  Contract features and benefits

PORTFOLIOS OF THE TRUSTS

The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a          o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.    o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,    o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                                o AllianceBernstein L.P.
 EQUITY                                                                                   o ClearBridge Advisors, LLC
                                                                                          o Legg Mason Capital Management, Inc.
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital        o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.      o Pacific Investment Management Company
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                                o Invesco Aim Capital Management, Inc.
                                                                                          o RCM Capital Management LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current          o Pacific Investment Management Company
                              income and capital appreciation.                              LLC
                                                                                          o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                                o AllianceBernstein L.P.
 EQUITY                                                                                   o JPMorgan Investment Management Inc.
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 27

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                                                Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY                                                                          o Janus Capital Management LLC
                                                                                      o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o RCM Capital Management LLC
 GROWTH                                                                               o TCW Investment Management Company
                                                                                      o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE                                                                                o Institutional Capital LLC
                                                                                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH                                                                               o Franklin Advisers, Inc.
                                                                                      o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC
                                                                                      o TCW Investment Management Company
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Eagle Asset Management, Inc.
 GROWTH                                                                               o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Franklin Advisory Services, LLC
 VALUE                                                                                o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                           o Firsthand Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 MON STOCK
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 NATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                 o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.       o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


28 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE        Seeks to increase value through bull markets and bear   o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY            markets using strategies that are designed to limit
                              exposure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Seeks to achieve capital appreciation and secondarily,  o BlackRock Investment Management, LLC
 EQUITY                       income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth    o BlackRock Investment Management
 VALUE                        of income, accompanied by growth of capital.              International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks to achieve a combination of growth and income to  o Boston Advisors, LLC
 INCOME                       achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.        o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                          o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                       o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of capital.           o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks to achieve a total return before expenses that    o AllianceBernstein L.P.
                              approximates the total return performance of the S&P
                              500 Index, including reinvestment of dividends, at a
                              risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks to achieve capital growth and current income.     o Evergreen Investment Management
 BOND                                                                                   Company, LLC
                                                                                      o First International Advisors, LLC (dba
                                                                                        "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks to achieve long-term capital growth.              o Evergreen Investment Management
                                                                                        Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks to achieve long-term growth of capital.           o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects    o Franklin Advisers, Inc.
                              for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   Seeks to achieve long-term total return.                o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily    o AXA Equitable
 FOUNDING STRATEGY            seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                  o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                 o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.           o AXA Equitable
                                                                                      o Mellon Capital Management Corporation
                                                                                      o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                  o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 29

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with    o JPMorgan Investment Management Inc.
                              moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.        o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Seeks to achieve long-term growth of capital with a     o AXA Equitable
                              secondary objective to seek reasonable current income.  o Institutional Capital LLC
                              For purposes of this Portfolio, the words "reasonable   o Mellon Capital Management Corporation
                              current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS      Seeks to provide long-term capital growth.              o AXA Equitable
                                                                                      o Marsico Capital Management, LLC
                                                                                      o Mellon Capital Management Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY    Seeks to achieve long-term growth of capital.           o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND             Seeks to maximize income and capital appreciation       o BlackRock Financial Management, Inc.
                              through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Seeks to achieve capital appreciation and growth of     o Lord, Abbett & Co. LLC
 INCOME                       income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP      Seeks to achieve capital appreciation and growth of     o Lord, Abbett & Co. LLC
 CORE                         income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE  Seeks to achieve capital appreciation.                  o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS              Seeks to achieve long-term growth of capital.           o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS         Seeks to achieve long-term capital appreciation.        o AXA Equitable
                                                                                      o Mellon Capital Management Corporation
                                                                                      o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income,         o The Dreyfus Corporation
                              preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                  o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES              Seeks to achieve capital appreciation, which may occa-  o Franklin Mutual Advisers, LLC sionally be short-term, and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL         Seeks to achieve capital appreciation.                  o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET    Seeks to achieve long-term capital appreciation.        o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET    Seeks to achieve capital appreciation.                  o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN          Seeks to achieve maximum real return consistent with    o Pacific Investment Management Company,
                              preservation of real capital and prudent investment       LLC
                              management.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks to achieve current income with reduced volatility o BlackRock Financial Management, Inc.
                              of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the   o AllianceBernstein L.P.
                              deduction of Portfolio expenses) the total return of
                              the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------


30 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and       o T. Rowe Price Associates, Inc.
 STOCK                      secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH         Seeks to achieve long-term capital growth.                o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital             o UBS Global Asset Management
                            appreciation with income as a secondary consideration.      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.               o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks to achieve long-term capital appreciation.          o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Seeks to achieve capital growth.                          o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE   Seeks to provide above average current income and long-   o Morgan Stanley Investment Management Inc.
                            term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                               Contract features and benefits 31

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2008 is 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2008, the next available maturity date was February 15, 2015. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market


32  Contract features and benefits
value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)  the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. If an owner or annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at


                                              Contract features and benefits  33
least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."


You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.


If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options (subject to restrictions in certain states. See Appendix VII later in this Prospectus.) You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, general dollar cost averaging is not available.

INVESTMENT SIMPLIFIER


FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer


34  Contract features and benefits
enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

                      ----------------------------------

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in every state. See Appendix VII later in this Prospectus for more information on state availability. You may only participate in one dollar cost averaging program at a time.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE


This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

6-1/2% (OR 6%, IF APPLICABLE) ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  plus

o daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is:

o 6-1/2% (or 6%,if applicable) with respect to the variable investment options (other than EQ/Money Market), and the account for special dollar cost averaging; the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state;
  and

o 3% with respect to the EQ/Money Market, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).


The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.

ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM



                                              Contract features and benefits  35

INCOME BENEFIT). Your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday, plus any contributions made since the most recent Annual Ratchet, less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


GREATER OF 6-1/2% (OR 6% IF APPLICABLE) ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see " Withdrawal charge" in "Charges and expenses" later in the Prospectus.


3% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 3% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT). Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  plus

o daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is 3%.


The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.



GREATER OF 3% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 3% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.


GUARANTEED MINIMUM INCOME BENEFIT AND THE ROLL-UP BENEFIT BASE RESET. You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75. If you elect the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, you may reset its Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75 AND your investment option choices will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.

If you elect both the Guaranteed minimum income benefit AND the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit"), you will be eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, and your investment options will not be restricted. If you elect both options, they are not available with different Roll-Up benefit bases: each option must include either the 6-1/2% Roll-Up or 6% Roll-Up benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary on which you are eligible for a reset. You may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

--------------------------------------------------------------------------------
ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.

AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.

AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.
--------------------------------------------------------------------------------

If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary. If after your death your spouse continues this contract, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. The last age at which the benefit base



36  Contract features and benefits
is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75.


If you elect to reset your Roll-Up benefit base on any contract date anniversary, we may increase the charge for the Guaranteed minimum income benefit and the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. There is no charge increase for the Annual Ratchet to age 85 enhanced death benefit. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus for more information.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to this contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for this contract from another traditional IRA, TSA or QP contract that you maintain. If you withdraw the lifetime required minimum distribution from this contract, and the required minimum distribution is more than 6-1/2% (or 6%) of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6-1/2% (or 6%) threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements
(IRAs)" and "Tax-sheltered annuity contracts (TSAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts," later in this Prospectus.

If you elect both a "Greater of" enhanced death benefit and the Guaranteed minimum income benefit, the Roll-Up benefit bases for both are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.



GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued.

Subject to state availability (see Appendix VII later in this Prospectus), you may elect one of the following:

o The Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base.

o The Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.


Both options include the ability to reset your Guaranteed minimum income benefit base on each contract date anniversary until the contract date anniversary following age 75. See "Guaranteed minimum income benefit and the Roll-Up benefit base reset" earlier in this section.


If you elect the Guaranteed minimum income benefit with a "Greater of" death benefit, you can choose between one of the following two combinations:

o the Greater of the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, or

o the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you elect the Guaranteed minimum income benefit without the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.

If the contract is jointly owned, the guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit. If you elect both the Guaranteed minimum income benefit and a "Greater of" enhanced death benefit, the Roll-Up rate you elect must be the same for both features.

If you are purchasing this contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you


                                              Contract features and benefits  37
are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.


If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:



------------------------------------------------
        Level payments
------------------------------------------------
        Owner's            Period certain years
    age at exercise
------------------------------------------------
      80 and younger               10
            81                      9
            82                      8
            83                      7
            84                      6
            85                      5
------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except, as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your aggregate withdrawals during any contract year exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6-1/2% (or 6%, if applicable) of your Roll-Up benefit base at the beginning of the contract year.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date


38  Contract features and benefits
anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Money Market, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.

------------------------------------------------------
                              Guaranteed minimum
      Contract date        income benefit -- annual
 anniversary at exercise   income payable for life
------------------------------------------------------
            10                    $10,065
            15                    $15,266
------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age, as follows:

o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;


(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;


(iv) Since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit amount and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

(v) for Accumulator(R) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(vi) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vii) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;


                                              Contract features and benefits  39

(viii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(ix) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.


Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 81 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.


If you elect one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and associated withdrawal charges), whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.

Any of the enhanced death benefits (other than the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. There is no additional charge for the standard death benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Subject to state availability (see Appendix VII later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits:

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts; 20 through 70 at issue of Flexible Premium IRA contracts; 0 through 70 at issue for Inherited IRA contracts; and 20 through 75 at issue of QP contracts.

o Annual Ratchet to age 85

o The Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85

o The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 76 through 80 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts.

o The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85

The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 is not available for QP, Flexible Premium IRA, and Inherited IRA contracts.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

As discussed earlier in this Prospectus, you can elect a "Greater of" enhanced death benefit with a corresponding Guaranteed minimum income benefit. You can elect one of the following two combinations:

o the Greater of 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, or

o the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.


If you purchase a "Greater of" enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75. If you purchase a "Greater of" enhanced death benefit without the Guaranteed minimum income benefit, no reset is available. See "Guaranteed minimum income benefit and the Roll-Up benefit base reset" earlier in this section.



40  Contract features and benefits

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.


EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (see Appendix VII later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract, if the owner is age 75 or younger. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o the account value or

o any applicable death benefit

decreased by:

o total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o the account value or

o any applicable death benefit

decreased by:

o total net contributions

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Earnings enhancement death benefit is calculated, please see Appendix VI.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it subsequently. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")


For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the



                                              Contract features and benefits  41

Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits, described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus. Your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.


You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis.


Joint life QP and TSA contracts are not permitted. This benefit is not available under an Inherited IRA contract. If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.


You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);


o You are not interested in taking withdrawals prior to the contract's maturity date;


o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.


The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.


For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.



GWBL BENEFIT BASE


At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL benefit base increases by any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking with-


42  Contract features and benefits
drawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:



--------------------------------------
 Age            Applicable percentage
--------------------------------------
45-64                 4.0%
65-74                 5.0%
75-84                 6.0%
85 and older          7.0%
--------------------------------------


We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:


o The GWBL benefit base is reset as of the date of the Excess with drawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.



You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.


For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.



ANNUAL RATCHET


Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.


                                              Contract features and benefits  43

5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL Enhanced death benefit base increases by any subsequent contribution;

o Your GWBL Enhanced death benefit base increases to equal your account value if ratcheted, as described above in this section;

o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section;

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make;

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


The death benefit is equal to your account value (adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals and withdrawal charges), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.



EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) contract.

o No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.


44  Contract features and benefits

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS


o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.


o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% federal income tax penalty if they are taken before age 59-1/2. See "Tax information" later in this Prospectus.


o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.

PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").


100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.


125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals.


Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio.


Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 85th birthday. If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date. If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those


                                              Contract features and benefits  45
distributions do not adversely impact your Principal guarantee benefit. See "Owner and annuitant requirements" earlier in this section.

If you are planning to take required minimum distributions from this contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint owner contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. This contract may not be available in all states. Please speak with your financial professional for further information.


The Inherited traditional IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."


The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited traditional IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from this contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from this contract.


o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.


o An inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contri-

46  Contract features and benefits
  bution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract. A non-spousal beneficiary under an Applicable Plan cannot make subsequent contributions to an Inherited traditional IRA contract.

o You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

o The Guaranteed minimum income benefit, Spousal continuation, special dollar cost averaging program, automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue tak ing required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct),
(ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.


If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.



                                              Contract features and benefits  47

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS


Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING


Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

                      ----------------------------------


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.



GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.


PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your


48  Determining your contract's value
contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.



GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.



                                           Determining your contract's value  49

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

Some states may have additional transfer restrictions. Please see Appendix VII later in this Prospectus.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.



50  Transferring your money among investment options

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing programs, you must tell us:


      (a) the percentage you want invested in each investment option (whole percentages only), and

      (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled. Cancellation requests can be made online through EQAccess. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.


                            Transferring your money among investment options  51

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                            Method of withdrawal
--------------------------------------------------------------------------------
                    Automatic                           Pre-age    Lifetime
                     payment                             59-1/2    required
                      plans                             substan    minimum
                      (GWBL                  System-    -tially   distribu-
 Contract             only)       Partial     atic       equal       tion
--------------------------------------------------------------------------------
NQ                     Yes         Yes         Yes        No         No
--------------------------------------------------------------------------------
Rollover IRA           Yes         Yes         Yes        Yes        Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA           Yes         Yes         Yes        Yes        Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                   Yes         Yes         Yes        Yes        No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA              Yes         Yes         Yes        Yes        No
--------------------------------------------------------------------------------
Inherited IRA          No          Yes         No         No          *
--------------------------------------------------------------------------------
QP**                   Yes         Yes         No         No         Yes
--------------------------------------------------------------------------------
Rollover TSA***        Yes         Yes         Yes        No         Yes
--------------------------------------------------------------------------------


* This contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


** All payments are made to the trust, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

*** Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.


AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.


You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase following any Annual Ratchet or 5% deferral bonus.


If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.



CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased following any Annual Ratchet or 5% deferral bonus. You must elect to change the scheduled payment amount.


It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS
(All contracts)


You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.


Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


52  Accessing your money

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)


You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.


If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).


The substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This service is not available under defined benefit QP contracts. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value


                                                        Accessing your money  53
of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.


If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.


FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6-1/2% (or 6%, if applicable) of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days).

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/Guaranteed minimum income benefit Roll-Up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. A market value adjustment will apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

With respect to the Guaranteed minimum income benefit and the Greater of 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals


54  Accessing your money

(including any applicable withdrawal charges) will reduce each of the benefits' 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6-1/2% (or 6% or 3%, as applicable) or less of the 6-1/2% (or 6% or 3%, as applicable) Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6-1/2% (or 6% or 3%, as applicable) of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis by any withdrawal up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.


For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus.


WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life " in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service." If you elect the GWBL option or a PGB, loans are not permitted.

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Please see Appendix VII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate


                                                        Accessing your money  55
will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. See Appendix VII later in this Prospectus to see if a different interest rate applies in your state.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account." Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. If such fixed maturity amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE


You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract value" and "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,


(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or


(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VII later in this Prospectus for variations that may apply in your state.


56  Accessing your money

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus for further information.


--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for owners and annu-    Period certain annuity
   itants age 83 or less at contract
   issue)
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will



                                                        Accessing your money  57
consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


The Income Manager(R) payout options are not available in all states.

If you purchase an Income Manager(R) contract in connection with the exercise of the Guaranteed minimum income benefit option, different payout options may apply, as well as various other differences. See "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(R) prospectus.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. (Please see Appendix VII later in this Prospectus for information on state variations.). Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.



ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.


If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. You will not be able to take withdrawals in addition to the payments under this annuity payout option. You will still be able to surrender the contract at any time for the remaining account value. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will continue to ratchet annually if your account value is greater than your minimum death benefit base. The minimum death benefit will be reduced dollar-for-dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.


Please see Appendix VII later in this Prospectus for variations that may apply in your state.


58  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.


The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.


To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

Administrative charge. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge


                                                        Charges and expenses  59
from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits, except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
                         Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
Percentage of
 contribution       7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VII later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

Certain withdrawals. If you elected the Guaranteed minimum income benefit and/or the Greater of 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6-1/2% (or 6%, if applicable) of the beginning of contract year 6-1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6-1/2% (or 6%, if applicable) of the beginning of contract year 6-1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If you are age 76-80 at issue and elected the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, this waiver applies to withdrawals up to 3% of the beginning of the contract year 3% Roll-Up to age 85 benefit base. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal or to any subsequent withdrawals for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawal during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or


60  Charges and expenses

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:


      - its main function is to provide skilled, intermediate, or custodial nursing care;
      -  it provides continuous room and board to three or more persons;

      -  it is supervised by a registered nurse or licensed practical nurse;
      -  it keeps daily medical records of each patient;
      -  it controls and records all medications dispensed; and
      -  its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.80% of the greater of the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this enhanced death benefit up to a maximum of 0.95% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, if applicable, we reserve the right to increase the charge for this enhanced death benefit up to a maximum of 0.80% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 3% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

We will deduct this charge from your value in the variable investment options (or, if applicable, permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.


PRINCIPAL GUARANTEE BENEFITS CHARGE

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


                                                        Charges and expenses  61

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE


If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first.


If you elect the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, the charge is equal to 0.80% of the applicable benefit base on the contract date anniversary. If you elect the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base, the charge is equal to 0.65% of the applicable benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.10% for the benefit that includes the 6-1/2% Roll-Up benefit base or 0.95% for the benefit that includes the 6% Roll-Up benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.


For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


62  Charges and expenses

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.05% to 1.40%.

o 12b-1 fees of 0.25%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.


Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.



OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  63

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.

--------------------------------------------------------------------------------
When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively if the contract has a non-natural owner.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, as applicable.


There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the ben-


64  Payment of death benefit
eficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.


If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges will continue to apply and no additional contributions will be permitted.


Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.


SPOUSAL CONTINUATION


If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.


Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:

    o If you elected either the Annual Ratchet to age 85 or the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and if your surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow until the contract date anniversary following the date the surviving spouse reaches age 85.

    o If you elected the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and your surviving spouse is age 80 or younger at the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday. If you were age 85 or older at death, we will reinstate the enhanced death benefit you elected. The benefit base (which had been previously frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday. If your spouse is younger than age 75, before electing to continue the contract, your spouse should consider that he or she could purchase a new contract and elect the Greater of 6% (as opposed to 3%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit at the same cost. He or she could also purchase a contract with a "Greater of 6-1/2%" enhanced death benefit at an additional cost.

    o If you elected either the Annual Ratchet to age 85 or the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or Annual


                                                    Payment of death benefit  65

      Ratchet to age 85 enhanced death benefit and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued. If you elected the Greater of the 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit and your surviving spouse is 81 or older, the Guaranteed minimum death benefit and charge will be discontinued.

    o If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

    o For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o The withdrawal charge schedule remains in effect.


If you divorce, Spousal continuation does not apply.



BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax


66  Payment of death benefit
information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:


o The contract continues with your name on it for the benefit of your beneficiary.


o The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The beneficiary automatically replaces the existing annuitant.


o The contract continues with your name on it for the benefit of your beneficiary.


o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any


                                                    Payment of death benefit  67
  remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals.

o No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.


68  Payment of death benefit

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit, special dollar cost averaging, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.



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TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED
WITHDRAWAL BENEFIT FOR LIFE


We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.



ANNUITY PAYMENTS


Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.


For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.



WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.



EARNINGS ENHANCEMENT BENEFIT


In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).



CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit


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taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before 59-1/2.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.


The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.



INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o Traditional IRAs, typically funded on a pre-tax basis; and


o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590


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

("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).


AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. We currently do not offer traditional IRA contracts for use as employer-funded SEP IRA or SIMPLE IRA plans, although we may do so in the future.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


AXA Equitable has applied for opinion letters from the IRS to approve the respective forms of nearly identical prior versions of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. It is not clear if and when any such approval may be received. We have in the past received IRS opinion letters approving the respective forms of similar traditional IRA and Roth IRA endorsements for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts.

AXA Equitable has also submitted the respective forms of the Accumulator(R) Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted.


Your right to cancel within a certain number of days

You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o "regular" contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


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If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


Cost of living indexing adjustments apply to the income limits on deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2008, AGI between $53,000 and $63,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2008, AGI between $85,000 and $105,000 after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2008, AGI between $159,000 and $169,000 after adjustment).

To determine the deductible amount of the contribution for 2008, for example, you determine AGI and subtract $53,000 if you are single, or $85,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:



 ($10,000-excess AGI)     times    the maximum    Equals     the adjusted
 --------------------       x        regular        =         deductible
  divided by $10,000               contribution            contribution for
                                                             the year limit


Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000 ($53,000 after cost of living adjustment for 2008). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental employer 457(b) plans;

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o 403(b) plans; and


o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances.


There are two ways to do rollovers:

o Do it yourself:
  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover:
  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular


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

traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:


(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.


Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:


o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Required minimum distributions


Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year


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

-- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death


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

required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Spousal continuation


If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o on or after your death; or


o because you are disabled (special federal income tax definition); or



o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.

To meet the substantially equal periodic payments exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.



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Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment):

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2008, $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2008, $116,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2008, between $159,000 and $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000. (for 2008, between $101,000 and $116,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds.



78  Tax information


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Beginning in 2008, amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan. You must meet AGI limits specified below.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includable in certain circumstances.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.


How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.


To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any


                                                             Tax information  79

Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o rollovers from a Roth IRA to another Roth IRA;

o direct transfers from a Roth IRA to another Roth IRA;

o qualified distributions from a Roth IRA; and



o return of excess contributions or amounts recharacterized to a traditional
  IRA.


Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


o you are age 59-1/2 or older; or


o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.



(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the


    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:



(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2008 and the conversion contribution is made in 2009, the conversion contribution is treated as contributed prior to other conversion contributions made in 2009.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


80  Tax information

Early distribution penalty tax

Same as traditional IRA.



TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of this Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "traditional IRAs."

--------------------------------------------------------------------------------
The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and
Treasury regulatory changes in 2007 which become fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)


The IRS and the Treasury Department recently published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules become fully effective on January 1, 2009, but various transition rules apply beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. As of January 1, 2009, employers sponsoring 403(b) plans must have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE
ACCUMULATOR(R) TSA CONTRACT

Because the Accumulator(R) TSA contract (i) was designed to be purchased through either an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another, or a rollover from another 403(b) arrangement and (ii) does not accept employer-remitted contributions, after September 24, 2007, exchanges to an Accumulator(R) TSA contract are extremely limited as described below. Accumulator(R) TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" 403(b) annuity contracts may result in adverse tax consequences to the owner unless the 403(b) annuity contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

Contributions to an Accumulator(R) TSA contract after September 24, 2007, may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, the participants in that 403(b) plan are currently contributing to another AXA Equitable 403(b) annuity contract, or the employer agrees to enter into an information sharing agreement by January 1, 2009 with AXA Equitable with respect to the Accumulator(R) TSA contract.

AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.


CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS

Because of the "grandfathered" 403(b) annuity contract status of Accumulator(R) Rollover TSA contracts purchased prior to September 24, 2007 through Rev. Rul. 90-24 direct transfers, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.

EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to TSA contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and



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rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the 403(b) annuity contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o reaching age 59-1/2 even if still employed; or

o disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) TSA contract.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its



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designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o the owner reaches age 59-1/2;

o the owner dies;

o the owner becomes disabled (special federal income tax definition); or

o the owner takes hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract (in a Rev. Rul. 90-24 exchange or other permitted transfer or exchange) is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to Accumulator(R) Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. Guaranteed annual withdrawal amounts that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" in this Prospectus, as well as GMIB and other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover, beginning in 2008. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.



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TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

  (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

  (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o the loan does not qualify under the conditions above;

o the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Effective beginning in 2008, distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution.
The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA contract on the form used to establish the TSA, you do not qualify.


SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan



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must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or


o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.


You should note the following special situations:


o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $18,720 in 2008 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.



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FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.



SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49


Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, the Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5) to deregister the Separate Account under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to the Separate Account;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in the respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2008 and the related price per $100 of maturity value were as shown below:





----------------------------------------------------------------
   Fixed Maturity
   Options with
   February 15th            Rate to            Price
 Maturity Date of         Maturity as of     Per $100 of
   Maturity Year        February 15, 2008   Maturity Value
----------------------------------------------------------------
        2009                   3.00%*            $ 97.08
        2010                   3.00%*            $ 94.25
        2011                   3.00%*            $ 91.51
        2012                   3.00%*            $ 88.84
----------------------------------------------------------------



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



----------------------------------------------------------------
   Fixed Maturity
   Options with
   February 15th            Rate to            Price
 Maturity Date of         Maturity as of     Per $100 of
   Maturity Year        February 15, 2008   Maturity Value
----------------------------------------------------------------
        2013                   3.00%*            $ 86.25
        2014                   3.00%*            $ 83.73
        2015                   3.42%             $ 79.01
        2016                   3.69%             $ 74.82
        2017                   3.87%             $ 71.03
        2018                   4.01%             $ 67.47
----------------------------------------------------------------



* Since these rates to maturity are 3%, no amounts could have been allocated to these options.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new
        FMO maturities that immediately precede and immediately follow your FMO's maturity date.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940. The


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

market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for QP, Inherited IRA beneficiary continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ, Rollover IRA and Roth Conversion IRA contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. For Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount we will deduct is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options, the guaranteed interest option and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.



BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

    - on a non-business day;
    - after 4:00 p.m. Eastern Time on a business day; or
    - after an early close of regular trading on the NYSE on a business day.


o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.


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

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.



CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:


o the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have


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a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.


If you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant under the new contract. Please speak with your financial professional for further information.

See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.


In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase this contract.


A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.



ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.



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

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product



92  More information
category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



                                                            More information  93

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.


The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.


The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.


Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-equitable.com.


94  Incorporation of certain documents by reference

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.



----------------------------------------------------------------------------------------------------------------
                                                                     For the year ended December 31,
                                                            ----------------------------------------------------
                                                                            2007          2006
----------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  14.58     $  13.91
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      25,941        4,973
----------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  11.97     $  11.46
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       4,306          590
----------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  12.62     $  12.12
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       6,473        1,414
----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  13.27     $  12.65
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      37,645        8,363
----------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  14.71     $  14.01
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      75,948       17,150
----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  13.94     $  13.65
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       2,328          869
----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  10.83     $  10.27
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                         353           63
----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  19.90     $  18.04
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       4,042          800
----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  13.84     $  12.31
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                         881          180
----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  11.07     $  10.73
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       1,453          364
----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  16.46     $  14.29
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       1,013          213
----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  14.35     $  15.23
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                       5,014        1,142
----------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  11.09     $  11.37
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                         639          124
----------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  11.27     $  11.05
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                         440          160
----------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)



------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31,
                                                  ----------------------------------------------------
                                                                  2007          2006
------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  14.40     $ 14.42
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             1,992         385
------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  19.62     $ 18.04
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             2,421         590
------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------
  Unit value                                                   $   2.84     $  2.77
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             3,300         989
------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  13.22     $ 11.94
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               324         101
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  12.38     $ 11.90
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             2,506         604
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  13.61     $ 13.57
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             2,267         276
------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------
  Unit value                                                   $   3.40     $  3.35
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             4,141         966
------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  11.11     $ 10.85
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             3,823         406
------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  14.14     $ 13.65
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             2,496         553
------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  10.74     $  9.95
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             1,405         316
------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  13.28     $ 12.09
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               550          81
------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  15.98     $ 14.99
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             2,442         587
------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  10.51     $ 10.43
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             7,144         828
------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                                                   $   9.76     $ 10.82
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             1,033         123
------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------
  Unit value                                                   $   9.52          --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            21,512          --
------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  11.67     $ 11.43
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             1,148         231
------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------
  Unit value                                                   $  46.43     $ 43.04
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               981         156
------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)



-----------------------------------------------------------------------------------------------------
                                                          For the year ended December 31,
                                                 ----------------------------------------------------
                                                                 2007          2006
-----------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.36      $ 17.03
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,892          625
-----------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.26      $  6.33
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,231          363
-----------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.03      $ 10.84
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,598        1,106
-----------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.23      $ 14.59
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             648          104
-----------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.03      $ 13.69
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             162           37
-----------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.83      $ 13.00
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             747           58
-----------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.42      $ 11.22
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,065          314
-----------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.13      $  7.67
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,046          249
-----------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.58      $ 12.32
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             975          291
-----------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.92      $ 11.83
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             524           92
-----------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.40      $ 12.50
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,011          408
-----------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.30      $ 13.60
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           5,402        1,416
-----------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.19      $ 15.64
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,507          506
-----------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.58      $ 10.24
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,895          702
-----------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $  2.36      $  1.98
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,099          449
-----------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75      $ 10.71
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           5,018          666
-----------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.58      $ 11.10
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,541          158
-----------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                         For the year ended December 31,
                                                ----------------------------------------------------
                                                                2007          2006
----------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.16      $ 10.93
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            487           35
----------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.76      $ 11.10
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            886           96
----------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.45      $  8.59
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,197          841
----------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.26      $  9.87
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            488          111
----------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.39      $ 14.85
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,354          370
----------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.75      $  6.37
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,437          154
----------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.84      $ 10.76
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,461          526
----------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  2.46      $  2.47
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,349          473
----------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.48      $ 11.93
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,074          664
----------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 34.76      $ 24.80
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,799          625
----------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.12      $ 13.35
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,545          298
----------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.29           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,973           --
----------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.25      $ 12.96
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            238           94
----------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.28      $ 10.76
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,109          333
----------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.81      $ 12.84
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            845          178
----------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.66      $ 12.44
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,768          448
----------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 20.44      $ 18.42
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,524          386
----------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)



--------------------------------------------------------------------------------------------------
                                                       For the year ended December 31,
                                              ----------------------------------------------------
                                                              2007          2006
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.02      $ 13.53
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          349           62
--------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.67      $ 11.54
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          674          176
--------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.92      $ 15.57
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,212          264
--------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.84      $ 13.44
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          725          212
--------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.81      $ 15.00
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          778          224
--------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------
  Unit value                                               $  5.21      $  5.09
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,439          574
--------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.29      $ 14.93
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          704          327
--------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.50      $ 12.42
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          986          112
--------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year.


If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply. If in a defined benefit plan, the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may result in the assessment of a withdrawal charge or a market value adjustment on the amount being transferred.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6-1/2% (or 6%, as applicable) of the Guaranteed minimum income benefit Roll-Up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2008 to a fixed maturity option with a maturity date of February 15, 2016 (eight years later) at a hypothetical rate to maturity of 7.00%("h" in the calculations below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2012(a).





------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Hypothetical assumed rate to maturity
                                                                                       ("j" in the calculations below)
                                                                                             February 15, 2012
                                                                            --------------------------------------------------------
                                                                                        5.00%                  9.00%
------------------------------------------------------------------------------------------------------------------------------------
 As of February 15, 2012 before withdrawal
------------------------------------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                            $141,389               $121,737
------------------------------------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                             $131,104               $131,104
------------------------------------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                                   $ 10,285               $ (9,367)
------------------------------------------------------------------------------------------------------------------------------------
 On February 15, 2012 after $50,000 withdrawal
------------------------------------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                                    $  3,637               $ (3,847)
------------------------------------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)              $ 46,363               $ 53,847
------------------------------------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                                $ 91,389               $ 71,737
------------------------------------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                                     $ 84,741               $ 77,257
------------------------------------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                                    $111,099               $101,287
------------------------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:



 (a)      Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)      Market adjusted amount is based on the following calculation:

           Maturity value                                $171,882
          ________________             =            ________________                where j is either 5% or 9%
            (1+j)(D/365)                            (1+j)(1,461/365)

 (c)      Fixed maturity amount is based on the following calculation:

          Maturity value                                $171,882
          ________________             =            ________________
            (1+h)(D/365)                          (1+0.07)(1,461/365)

 (d)      Maturity value is based on the following calculation:

          Fixed maturity amount x (1+h)(D/365)  = ($84,741 or $77,257) x (1+0.07)(1,461/365)


                               Appendix III: Market value adjustment example C-1

Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.


The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:





------------------------------------------------------------------------------------------------------------------------------------
   End of
 contract                      6-1/2% Roll-Up to age 85    6% Roll-Up to age 85    Annual Ratchet to age 85      GWBL Enhanced
   year       Account value          benefit base              benefit base              benefit base         death benefit base
------------------------------------------------------------------------------------------------------------------------------------
     1          $105,000             $  106,500 (4)            $  106,000 (6)            $  105,000 (1)          $  105,000 (7)
------------------------------------------------------------------------------------------------------------------------------------
     2          $115,500             $  113,423 (3)            $  112,360 (5)            $  115,500 (1)          $  115,500 (7)
------------------------------------------------------------------------------------------------------------------------------------
     3          $129,360             $  120,795 (3)            $  119,102 (5)            $  129,360 (1)          $  129,360 (7)
------------------------------------------------------------------------------------------------------------------------------------
     4          $103,488             $  128,647 (3)            $  126,248 (5)            $  129,360 (2)          $  135,828 (8)
------------------------------------------------------------------------------------------------------------------------------------
     5          $113,837             $  137,009 (4)            $  133,823 (6)            $  129,360 (2)          $  142,296 (8)
------------------------------------------------------------------------------------------------------------------------------------
     6          $127,497             $  145,914 (4)            $  141,852 (6)            $  129,360 (2)          $  148,764 (8)
------------------------------------------------------------------------------------------------------------------------------------
     7          $127,497             $  155,399 (4)            $  150,363 (6)            $  129,360 (2)          $  155,232 (8)
------------------------------------------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85


(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.



GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85.


(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6-1/2% Roll-Up to age 85.



GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.


(5) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.



GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.


(7) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(8) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.


D-1 Appendix IV: Enhanced death benefit example

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85" enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.53)% and 3.47% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.



                                      Appendix V: Hypothetical illustrations E-1

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit


                                                        Greater of 6-1/2%
                                                         Roll-Up to age
                                                          85 or Annual                                  Lifetime Annual
                                                         Ratchet to age                        Guaranteed Minimum Income Benefit
                                                          85 Guaranteed    Total Death Benefit ----------------------------------
                                                          Minimum Death     with the Earnings     Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit       enhancement benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60       1      100,000   100,000   93,000    93,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
 61       2       95,425   101,404   88,425    94,404   106,500  106,500    109,100  109,100     N/A      N/A      N/A      N/A
 62       3       90,870   102,741   84,870    96,741   113,423  113,423    118,792  118,792     N/A      N/A      N/A      N/A
 63       4       86,329   104,001   80,329    98,001   120,795  120,795    129,113  129,113     N/A      N/A      N/A      N/A
 64       5       81,792   105,175   76,792   100,175   128,647  128,647    140,105  140,105     N/A      N/A      N/A      N/A
 65       6       77,251   106,251   74,251   103,251   137,009  137,009    151,812  151,812     N/A      N/A      N/A      N/A
 66       7       72,698   107,219   71,698   106,219   145,914  145,914    164,280  164,280     N/A      N/A      N/A      N/A
 67       8       68,125   108,065   68,125   108,065   155,399  155,399    177,558  177,558     N/A      N/A      N/A      N/A
 68       9       63,521   108,775   63,521   108,775   165,500  165,500    191,699  191,699     N/A      N/A      N/A      N/A
 69      10       58,877   109,336   58,877   109,336   176,257  176,257    206,760  206,760     N/A      N/A      N/A      N/A
 74      15       34,604   109,288   34,604   109,288   241,487  241,487    298,082  298,082   14,441   14,441   14,441   14,441
 79      20        7,569   102,524    7,569   102,524   330,859  330,859    423,202  423,202   22,168   22,168   22,168   22,168
 84      25            0    85,450        0    85,450         0  453,305          0  554,251      0     36,264      0     36,264
 89      30            0    74,666        0    74,666         0  482,770          0  583,716     N/A      N/A      N/A      N/A
 94      35            0    66,463        0    66,463         0  482,770          0  583,716     N/A      N/A      N/A      N/A
 95      36            0    64,667        0    64,667         0  482,770          0  583,716     N/A      N/A      N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



E-2 Appendix V: Hypothetical illustrations

Appendix VI: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

                                                                No Withdrawal   $3,000 withdrawal   $6,000 withdrawal
    --------------------------------------------------------------------------------------------------------------------------------
A   Initial contribution                                           100,000           100,000             100,000
    --------------------------------------------------------------------------------------------------------------------------------
B   Death benefit: prior to withdrawal.*                           104,000           104,000             104,000
    --------------------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit earnings: death
    benefit less net contributions (prior to the withdrawal in
C   D).                                                              4,000             4,000               4,000
    B minus A.
    --------------------------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                        0                3,000               6,000
    --------------------------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Earnings
E   enhancement benefit earnings                                      0                 0                  2,000
    greater of D minus C or zero
    --------------------------------------------------------------------------------------------------------------------------------
    Net contributions (adjusted for the withdrawal in D)
F   A minus E                                                      100,000           100,000              98,000
    --------------------------------------------------------------------------------------------------------------------------------
    Death benefit (adjusted for the withdrawal in D)
G   B minus D                                                      104,000           101,000              98,000
    --------------------------------------------------------------------------------------------------------------------------------
    Death benefit less net contributions
H   G minus F                                                        4,000             1,000                 0
    --------------------------------------------------------------------------------------------------------------------------------
I   Earnings enhancement benefit factor                               40%              40%                  40%
    --------------------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit
J   H times I                                                        1,600               400                  0
    --------------------------------------------------------------------------------------------------------------------------------
    Death benefit: including Earnings enhancement benefit
K   G plus J                                                       105,600           101,400              98,000
    --------------------------------------------------------------------------------------------------------------------------------

* The death benefit is the greater of the account value or any applicable death benefit.


                           Appendix VI: Earnings enhancement benefit example F-1

Appendix VII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.


STATES WHERE CERTAIN ACCUMULATOR(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:



------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to         If you reside in the state of California and you are
                cancel within a certain number of days"                      age 60 and older at the time the contract is issued,
                                                                             you may return your variable annuity contract within 30
                                                                             days from the date that you receive it and receive a
                                                                             refund as described below.

                                                                             If you allocate your entire initial contribution to the
                                                                             EQ/Money Market option (and/or guaranteed interest
                                                                             option, if available), the amount of your refund will
                                                                             be equal to your contribution less interest, unless you
                                                                             make a transfer, in which case the amount of your
                                                                             refund will be equal to your account value on the date
                                                                             we receive your request to cancel at our processing
                                                                             office. This amount could be less than your initial
                                                                             contribution. If the Principal guarantee benefit or
                                                                             Guaranteed withdrawal benefit for life is elected, the
                                                                             investment allocation during the 30 day free look
                                                                             period is limited to the guaranteed interest option.
                                                                             If you allocate any portion of your initial
                                                                             contribution to the variable investment options (other
                                                                             than the EQ/Money Market option) and/or fixed maturity
                                                                             options, your refund will be equal to your account
                                                                             value on the date we receive your request to cancel at
                                                                             our processing office.
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS        See "Loans under Rollover TSA contracts" in "Accessing       Your loan interest rate will not exceed 8% (or any
                your money"                                                  lower maximum rate that may become required by Illinois
                                                                             or federal law).

                See "Selecting an annuity payout option" under "Your         The following sentence replaces the first sentence of
                annuity payout options" in "Accessing your money"            the second paragraph in this section:

                                                                             You can choose the date annuity payments begin but it
                                                                             may not be earlier than twelve months from the
                                                                             Accumulator(R) contract date.
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Annual administrative charge                                 The annual administrative charge will not be deducted
                                                                             from amounts allocated to the Guaranteed interest
                                                                             option.

                See "Disability, terminal illness or confinement to          This section is deleted in its entirety.
                nursing home" under "Withdrawal charge" in "Charges
                and expenses" )
------------------------------------------------------------------------------------------------------------------------------------


G-1 Appendix VII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI     Automatic Investment Program                                 Not Available

                QP (defined contribution and defined benefit) contracts      Not Available

                See "How you can purchase and contribute to your             Additional contributions are limited to the first
                contract" in "Contract features and benefits"                year after the contract issue date only. The 150%
                                                                             limitation rule does not apply.
------------------------------------------------------------------------------------------------------------------------------------
The following information applies to Accumulator(R) contracts sold in New Jersey from May 29, 2007 to September 10, 2007:

NEW JERSEY      "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to     All references to this feature are deleted in
                age 85 enhanced death benefit"                               their entirety.

                                                                             You have the choice of the following guaranteed
                                                                             minimum death benefits: the Greater of 6%
                                                                             Roll-Up to age 85 or Annual Ratchet to age 85;
                                                                             the Greater of 3% Roll-Up to age 85 or Annual
                                                                             Ratchet to age 85; the Annual Ratchet to age 85;
                                                                             the Standard death benefit; the GWBL Standard
                                                                             death benefit; or the GWBL Enhanced death
                                                                             benefit.

                See "Guaranteed minimum death benefit charge" in "Fee        The charge for the Greater of 6% Roll-Up to age
                table.                                                       85 or Annual Ratchet to age 85 is 0.60%

                                                                             The charge for the Greater of 3% Roll-Up to age
                                                                             85 or Annual Ratchet to age 85 is 0.60%

                See "Guaranteed minimum death benefit charge" and            Footnote (4) (and all related text) is deleted in
                "Guaranteed minimum income benefit charge" in "Fee           its entirety. We do not reserve the right to
                table"                                                       increase your charge if you reset your Greater of 6%
                                                                             to age 85 or Annual Ratchet to age 85 enhanced death
                                                                             benefit and Guaranteed minimum income benefit
                                                                             Roll-Up benefit base.

                See "Guaranteed minimum income benefit and the Roll-Up       All references to resetting your Roll-Up benefit
                benefit base reset" in "Contract features and benefits"      base on each contract date anniversary are
                                                                             deleted in their entirety here and throughout
                                                                             the Prospectus. Instead, if you elect the
                                                                             Guaranteed minimum income benefit alone or
                                                                             together with the Greater of 6% Roll-Up to age
                                                                             85 or Annual Ratchet to age 85 enhanced death
                                                                             benefit, you will be eligible to reset the
                                                                             Roll-Up benefit base for these guaranteed
                                                                             benefits to equal the account value as of the
                                                                             5th or later contract date anniversary. Each
                                                                             time you reset the Roll-Up benefit base, your
                                                                             Roll-Up benefit base will not be eligible for
                                                                             another reset for five years.

                                                                             The Guaranteed minimum income benefit that
                                                                             includes the 6-1/2% Roll-Up benefit base is not
                                                                             available in combination with the Greater of 6%
                                                                             Roll-Up to age 85 or Annual Ratchet to age 85
                                                                             enhanced death benefit.
------------------------------------------------------------------------------------------------------------------------------------



 Appendix VII: State contract availability and/or variations of certain features and benefits G-2

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY      See "Guaranteed minimum income benefit option" in            The table showing the maximum periods certain available
(CONTINUED)     "Contract features and benefits"                             under the life with a period certain payout option is
                                                                             deleted in its entirety and replaced with the
                                                                             following:

                                                                             -------------------------------------------------------
                                                                                                            Level payments
                                                                             -------------------------------------------------------
                                                                                                           Period certain years
                                                                                       Owner's        ------------------------------
                                                                                   age at exercise           IRAs        NQ
                                                                             -------------------------------------------------------
                                                                                   75 and younger             10         10
                                                                                         76                    9         10
                                                                                         77                    8         10
                                                                                         78                    7         10
                                                                                         79                    7         10
                                                                                         80                    7         10
                                                                                         81                    7          9
                                                                                         82                    7          8
                                                                                         83                    7          7
                                                                                         84                    6          6
                                                                                         85                    5          5
                                                                             -------------------------------------------------------

                See "Greater of 6% Roll-Up to age 85 or Annual Ratchet       The second sentence of the first paragraph and the
                to age 85" under "Guaranteed minimum death benefit           entire second paragraph is deleted in their entirety
                charge" in "Charges and expenses"                            and replaced with the following:

                                                                             The charge is equal to 0.60% of the Greater of the 6%
                                                                             Roll-Up to age 85 or the Annual Ratchet to age 85
                                                                             benefit base.

                See "Greater of 3% Roll-Up to age 85 or Annual Ratchet       The second sentence is deleted in its entirety and
                to age 85" under "Guaranteed minimum death benefit           replaced with the following:
                charge" in "Charges and expenses"

                                                                             The charge is equal to 0.60% of the Greater of the 3%
                                                                             Roll-up to age 85 or the Annual Ratchet to age 85
                                                                             benefit base.

                See "Guaranteed minimum income benefit charge" in            The third paragraph is deleted in its entirety.
                "Charges and expenses"
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contributions                                                Your contract refers to contributions as premiums.

                Special dollar cost averaging program                        In Pennsylvania, we refer to this program as "enhanced
                                                                             rate dollar cost averaging."

                See "Disability, terminal illness, or confinement to         Item (iii) under this section is deleted in its
                nursing home" under "Withdrawal charge" in "Charges          entirety
                and expenses"

                Required disclosure for Pennsylvania customers               Any person who knowingly and with intent to defraud
                                                                             any insurance company or other person files an
                                                                             application for insurance or statement of claim
                                                                             containing any materially false information or
                                                                             conceals for the purpose of misleading, information
                                                                             concerning any fact material thereto commits a
                                                                             fraudulent insurance act, which is a crime and
                                                                             subjects such person to criminal and civil penalties.
------------------------------------------------------------------------------------------------------------------------------------



G-3 Appendix VII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     Beneficiary continuation option (IRA)                        Not Available

                IRA, Roth IRA, Inherited IRA, Rollover TSA and QP (Defined   Not Available
                Benefit) contracts

                See "How you can purchase and contribute to your             Specific requirements for purchasing QP contracts in
                contract" in "Contract features and benefits"                Puerto Rico are outlined below in "Purchase
                                                                             considerations for QP (Defined Contribution)
                                                                             contracts in Puerto Rico".

                See "Exercise Rules" under "How you can purchase and         Exercise restrictions for the GMIB on a Puerto Rico
                contribute to your contract" in "Contract features and       QPDC contract are described below, under "Purchase
                benefits"                                                    considerations for QP (Defined Contribution)
                                                                             contracts in Puerto Rico", and in your contract.

                See "Income Manager(R) payout options" in "Accessing your    This payout option is not available with QPDC
                money"                                                       contracts.

                See "Transfers of ownership, collateral assignments, loans   Transfers of ownership of QP contracts are governed
                and borrowing" in "More information"                         by Puerto Rico law. Please consult your tax, legal or
                                                                             plan advi- sor if you intend to transfer ownership of
                                                                             your contract.


                "Purchase considerations for QP (Defined Contribution)       Purchase considerations for QP (Defined Contribution)
                contracts in Puerto Rico" -- this section replaces           contracts in Puerto Rico:
                "Appendix II: Purchase considerations for QP contracts"      Trustees who are considering the purchase of an
                in this Prospectus.                                          Accumulator(R) QP contract in Puerto Rico should
                                                                             discuss with their tax, legal and plan advisors
                                                                             whether this is an appropriate investment vehicle for
                                                                             the employer's plan. Trustees should consider whether
                                                                             the plan provisions permit the investment of plan
                                                                             assets in the QP contract, the Guaranteed minimum
                                                                             income benefit and other guaranteed benefits, and the
                                                                             payment of death benefits in accordance with the
                                                                             requirements of Puerto Rico income tax rules. The QP
                                                                             contract and this Prospectus should be reviewed in
                                                                             full, and the following factors, among others, should
                                                                             be noted.

                                                                             Limits on Contract Ownership:
                                                                             o The QP contract is offered only as a funding
                                                                               vehicle to qualified plan trusts of single
                                                                               participant defined contribution plans that are
                                                                               tax-qualified under Puerto Rico law, not United
                                                                               States law. The contract is not available to US
                                                                               qualified plans or to defined benefit plans
                                                                               qualifying under Puerto Rico law.
                                                                             o The QP contract owner is the qualified plan trust.
                                                                               The annuitant under the contract is the
                                                                               self-employed Puerto Rico resident, who is the sole
                                                                               plan participant.
                                                                             o This product should not be purchased if the self-
                                                                               employed individual anticipates having additional
                                                                               employees become eligible for the plan. We will not
                                                                               allow additional contracts to be issued for
                                                                               participants other than the original business
                                                                               owner.
                                                                             o If the business that sponsors the plan adds another
                                                                               employee, no further contributions may be made to
                                                                               the contract. If the employer moves the funds to
                                                                               another funding vehicle that can accommodate more
                                                                               than one employee, this move could result in
                                                                               surrender charges, if applicable, and the loss of
                                                                               guaranteed benefits in the contract.
------------------------------------------------------------------------------------------------------------------------------------

                                Appendix VII: State contract availability and/or
                                 variations of certain features and benefits G-4

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                                  Limits on Contributions:
(CONTINUED)                                                                  o All contributions must be direct transfers from
                                                                               other investments within an existing qualified plan
                                                                               trust.
                                                                             o Employer payroll contributions are not accepted.
                                                                             o Only one additional transfer contribution may be
                                                                               made per contract year.
                                                                             o Checks written on accounts held in the name of the
                                                                               employer instead of the plan or the trustee will
                                                                               not be accepted.
                                                                             o As mentioned above, if a new employee becomes
                                                                               eligible for the plan, the trustee will not be
                                                                               permitted to make any further contributions to the
                                                                               contract established for the original business
                                                                               owner.
                                                                             Limits on Payments:
                                                                             o Loans are not available under the contract.
                                                                             o All payments are made to the plan trust as owner,
                                                                               even though the plan participant/annuitant is the
                                                                               ultimate recipient of the benefit payment.
                                                                             o AXA Equitable does no tax reporting or withholding
                                                                               of any kind. The plan administrator or trustee will
                                                                               be solely responsible for performing or providing
                                                                               for all such services.
                                                                             o AXA Equitable does not offer contracts that qualify
                                                                               as IRAs under Puerto Rico law. The plan trust will
                                                                               exercise the GMIB and must continue to hold the
                                                                               supplementary contract for the duration of the GMIB
                                                                               payments.

                                                                             Plan Termination:
                                                                             o If the plan participant terminates the business,
                                                                               and as a result wishes to terminate the plan, the
                                                                               trust would have to be kept in existence to receive
                                                                               payments. This could create expenses for the plan.
                                                                             o If the plan participant terminates the plan and the
                                                                               trust is dissolved, or if the plan trustee (which
                                                                               may or may not be the same as the plan participant)
                                                                               is unwilling to accept payment to the plan trust
                                                                               for any reason, AXA Equitable would have to change
                                                                               the contract from a Puerto Rico QP to NQ in order
                                                                               to make payments to the individual as the new
                                                                               owner. Depending on when this occurs, it could be a
                                                                               taxable distribution from the plan, with a
                                                                               potential tax of the entire account value of the
                                                                               contract. Puerto Rico income tax withholding and
                                                                               reporting by the plan trustee could apply to the
                                                                               distribution transaction.
                                                                             o If the plan trust is receiving GMIB payments and
                                                                               the trust is subsequently terminated, transforming
                                                                               the contract into an individually owned NQ
                                                                               contract, the trustee would be responsible for the
                                                                               applicable Puerto Rico income tax withholding and
                                                                               reporting on the present value of the remaining
                                                                               annuity payment stream.
                                                                             o AXA Equitable is a U.S. insurance company,
                                                                               therefore distributions under the NQ contract could
                                                                               be subject to United States taxation and
                                                                               withholding on a "taxable amount not determined"
                                                                               basis.
------------------------------------------------------------------------------------------------------------------------------------


G-5 Appendix VII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     Tax information-- special rules for NQ contracts             Income from NQ contracts we issue is U.S. source. A
(CONTINUED)                                                                  Puerto Rico resident is subject to U.S. taxation on
                                                                             such U.S. source income. Only Puerto Rico source
                                                                             income of Puerto Rico residents is excludable from
                                                                             U.S. taxation. Income from NQ contracts is also
                                                                             subject to Puerto Rico tax. The calculation of the
                                                                             taxable portion of amounts distributed from a contract
                                                                             may differ in the two jurisdictions. Therefore,
                                                                             you might have to file both U.S. and Puerto Rico tax
                                                                             returns, showing different amounts of income from the
                                                                             contract for each tax return. Puerto Rico generally
                                                                             provides a credit against Puerto Rico tax for U.S.
                                                                             tax paid. Depending on your personal situation and
                                                                             the timing of the different tax liabilities, you may
                                                                             not be able to take full advantage of this credit.

------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Annual administrative charge" in "Charges and           The annual administrative charge will not be deducted
                expenses"                                                    from amounts allocated to the Guaranteed interest
                                                                             option.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Guaranteed interest option                                   Not Available

                Investment simplifier -- Fixed-dollar option                 Not Available
                and Interest sweep option

                Fixed maturity options                                       Not Available

                Income Manager(R) payout option                              Not Available

                Earnings enhancement benefit                                 Not Available

                Special dollar cost averaging program                        o Available only at issue
                                                                             o Subsequent contributions cannot be used to elect new
                                                                               programs. You may make subsequent contributions to
                                                                               the initial programs while they are still running.

                "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to    All references to these features are deleted in their
                age 85 enhanced death benefit"; "Greater of 6% Roll-Up       entirety.
                to age 85 or Annual Ratchet to age 85 enhanced death
                benefit"; and "GWBL Enhanced death benefit"                  You have the choice of the following guaranteed
                                                                             minimum death benefits: the Greater of 4% Roll-Up to
                                                                             age 85 or Annual Ratchet to age 85 enhanced death
                                                                             benefit; the Greater of 3% Roll-Up to age 85 or
                                                                             Annual Ratchet to age 85 enhanced death benefit; the
                                                                             Annual Ratchet to age 85; the Standard death benefit;
                                                                             or the GWBL Standard death benefit.

                See "Guaranteed minimum death benefit charge" in "Fee        The charge for the Greater of 4% Roll-Up to age 85 or
                table" and in "Charges and expenses"                         Annual Ratchet to age 85 is 0.65% and cannot be
                                                                             increased.

                See "How you can purchase and contribute to your             o For contracts with GWBL, the $1,500,000 contribution
                contract" in "Contract features and benefits"                  limit applies for all issue ages.

                                                                             o The second sentence of the third paragraph is
                                                                               deleted. The paragraph now reads: "We limit aggregate
                                                                               contribu- tions made after the first contract year to
                                                                               150% of first- year contributions."
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix VII: State contract availability and/or
                                 variations of certain features and benefits G-6

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      See "Guaranteed minimum death benefit and Guaranteed         o If you elect the 6-1/2% (or 6%, as applicable)
(CONTINUED)     minimum income benefit base" in "Contract features and         Guaranteed minimum income benefit with the Greater of
                benefits"                                                      4% Roll-Up to age 85 or Annual Ratchet to age 85
                                                                               enhanced death benefit, the variable investment
                                                                               options (other than EQ/Money Market) and the account
                                                                               for special dollar cost averaging will roll up at an
                                                                               annual rate of 6-1/2% (or 6%, as applicable) for the
                                                                               Guaranteed minimum income benefit base and 4% for the
                                                                               4% Roll-Up to age 85 ben- efit base.

                                                                             o If you elect the Greater of 4% Roll-Up to age 85 or
                                                                               Annual Ratchet to age 85 enhanced death benefit,
                                                                               with- out a Guaranteed minimum income benefit, the
                                                                               variable investment options (other than EQ/Money
                                                                               Market) and the account for special dollar cost
                                                                               averaging will roll up at an annual rate of 4% for
                                                                               the 4% Roll-Up to age 85 benefit base.

                See "Guaranteed minimum death benefit/Guaranteed minimum     Your "Greater of 4% Roll-Up to age 85 or Annual Ratchet
                income benefit roll-up benefit benefit base reset" in        to age 85 enhanced death benefit" benefit base will
                "Contract features and benefits"                             reset only if your account value is greater than your
                                                                             Guaranteed minimum income benefit Roll-Up benefit base.








                See "How withdrawals affect your Guaranteed minimum          The first sentence of the third paragraph is replaced
                income benefit and Guaranteed minimum death benefit" in      with the following:
                "Accessing your money"
                                                                             o With respect to the 6-1/2% (or 6%, as applicable)
                                                                               Guaranteed minimum income benefit, withdrawals
                                                                               (including any applicable withdrawal charges) will
                                                                               reduce the 6-1/2% (or 6%, as applicable) Roll-Up to
                                                                               age 85 benefit base on a dollar-for-dollar basis, as
                                                                               long as the sum of the withdrawals in a contract year
                                                                               is 6-1/2% (or 6%, as applicable) or less of the
                                                                               6-1/2% (or 6%, as applicable) Roll-Up benefit base on
                                                                               the contract issue date or the most recent contract
                                                                               date anniversary, if later.

                                                                             o With respect to the Guaranteed minimum income benefit
                                                                               and the Greater of 4% Roll-Up to age 85 or Annual
                                                                               Ratchet to age 85 enhanced death benefit, if elected
                                                                               in combination, withdrawals (including any applicable
                                                                               withdrawal charges) will reduce each of the
                                                                               benefits' Roll-Up to age 85 benefit base on a
                                                                               dollar-for-dollar basis, as long as the sum of the
                                                                               withdrawals in a contract year is 6-1/2% (or 6%, as
                                                                               applicable) or less of the Guaranteed minimum income
                                                                               benefit's Roll-Up benefit base on the contract issue
                                                                               date or the most recent contract date anniversary, if
                                                                               later.
------------------------------------------------------------------------------------------------------------------------------------



G-7 Appendix VII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON                                                                   o With respect to the Greater of 4% Roll-Up to age 85
(CONTINUED)                                                                    or Annual Ratchet to age 85 enhanced death benefit,
                                                                               if elected without the Guaranteed minimum income
                                                                               benefit, withdrawals (including any applicable
                                                                               withdrawal charges) will reduce the 4% Roll-Up to age
                                                                               85 benefit base on a dollar-for-dollar basis, as long
                                                                               as the sum of the withdrawals in a contract year is
                                                                               6% or less of the 4% Roll-Up to age 85 benefit base
                                                                               on the contract issue date or the most recent
                                                                               contract date anniversary, if later.

                                                                             o With respect to the Greater of 3% Roll-Up to age 85
                                                                               or Annual Ratchet to age 85 enhanced death benefit,
                                                                               with- drawals (including any applicable withdrawal
                                                                               charges) will reduce the 3% Roll-Up to age 85 benefit
                                                                               base on a dollar-for-dollar basis, as long as the sum
                                                                               of the with- drawals in a contract year is 3% or less
                                                                               of the 3% Roll-Up to age 85 enhanced death benefit
                                                                               base on the contract issue date or the most recent
                                                                               contract date anniversary, if later.

                See "Guaranteed minimum death benefit" in                    You have a choice of the standard death benefit, the
                "Contract features and benefits"                             Annual Ratchet to age 85 enhanced death benefit, the
                                                                             Greater of 3% Roll-Up to age 85 or Annual Ratchet to
                                                                             age 85 enhanced death benefit, or the Greater of 4%
                                                                             Roll-Up to age 85 or Annual Ratchet to age 85 enhanced
                                                                             death benefit.

                See "GWBL Guaranteed minimum death benefit" under            Only the GWBL Standard death benefit is available.
                "Guaranteed withdrawal benefit for life ("GWBL")" in
                "Contract features and benefits"

                See "Annual administrative charge" in "Charges and           The second paragraph of this section is replaced with
                expenses"                                                    the following:

                                                                             The annual administrative charge will be deducted from
                                                                             the value in the variable investment options on a pro
                                                                             rata basis. If those amounts are insufficient, we will
                                                                             deduct all or a portion of the charge from the account
                                                                             for special dollar cost averaging. If the contract is
                                                                             surrendered or annuitized or a death benefit is paid on
                                                                             a date other than a contract date anniversary, we will
                                                                             deduct a pro rata portion of that charge for the year.

                See "10% free withdrawal amount" under "Withdrawal           The 10% free withdrawal amount applies to full
                charge" in "Charges and expenses"                            surrenders.

                See "Certain withdrawals" under "Withdrawal charge" in       If you elect the Greater of 4% Roll-Up to age 85 or
                "Charges and expenses"                                       Annual Ratchet to age 85 enhanced death benefit without
                                                                             a Guaranteed minimum income benefit, the withdrawal
                                                                             charge will be waived for any withdrawal that, together
                                                                             with any prior withdrawals made during the contract
                                                                             year, does not exceed 6% of the beginning of contract
                                                                             year 4% Roll-Up to age 85 benefit base, even if such
                                                                             withdrawals exceed the free withdrawal amount.
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix VII: State contract availability and/or
                                 variations of certain features and benefits G-8

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      See "Withdrawal charge" in "Charges and expenses" under      The owner (or older joint owner, if applicable) has
(CONTINUED)     "Disability, terminal illness, or confinement to nursing     qualified to receive Social Security disability
                home"                                                        benefits as certified by the Social Security
                                                                             Administration or a statement from an independent U.S.
                                                                             licensed physician stating that the owner (or older
                                                                             joint owner, if applicable) meets the definition of
                                                                             total disability for at least 6 continuous months prior
                                                                             to the notice of claim. Such disability must be
                                                                             re-certified every 12 months.
------------------------------------------------------------------------------------------------------------------------------------


G-9 Appendix VII: State contract availability and/or variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page
Who is AXA Equitable?                                                        2
Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2

Financial Statements                                                         3



How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

.................................................................................

Please send me an Accumulator(R) SAI for Separate Account No. 49 dated May 1, 2008.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City                                    State             Zip










                        x1888/Core '02/`04, OR, '04 (NY), '06/6.5 and '07 Series

Accumulator(R)
A combination variable and fixed deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2008


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectus, dated May 1, 2008. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 (only available under certain contracts) and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Unit Values                                                                  2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Financial Statements                                                         3







              Copyright 2008 AXA Equitable Life Insurance Company.
       All rights reserved. Accumulator(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.

                   Accumulator(R) '02/'04, OR, '04(NY), '06/'06.5 and '07/Series



                                                                          X01888

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                      ( a )
                                      (---) - c
                                      ( b )

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.35%. Your contract charges may be less.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 45 (only available under certain contracts) and Separate Account No. 49.

The financial statements of each Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC, distribution fees of $1,007,208,067 for 2007, $694,578,570 for 2006, and $561,166,840 for 2005, as
the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $95,562,846, $88,941,713, and $120,349,631, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2007, 2006 and 2005. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate

Account Nos. 45 and 49, $731,920,627 in 2007, $672,531,658 in 2006, and
$588,734,659 in 2005. Of these amounts, AXA Advisors retained $386,036,299, $339,484,801, and $293,075,553, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
    Statements of Assets and Liabilities, December 31, 2007.............   FSA-3
    Statements of Operations for the Year Ended December 31, 2007.......  FSA-24
    Statements of Changes in Net Assets for the Years Ended
       December 31, 2007 and 2006.......................................  FSA-36
    Notes to Financial Statements.......................................  FSA-54


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2007 and 2006.............     F-4
    Consolidated Statements of Earnings, Years Ended December 31,
       2007, 2006 and 2005..............................................     F-5
    Consolidated Statements of Shareholder's Equity and Comprehensive
       Income, Years Ended December 31, 2007, 2006 and 2005.............     F-6
    Consolidated Statements of Cash Flows, Years Ended December 31,
       2007, 2006 and 2005..............................................     F-7
    Notes to Consolidated Financial Statements..........................     F-9


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


                                                            AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                              Allocation       Allocation            Allocation
                                                            --------------  ----------------   ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $24,480,482       $18,546,900          $27,426,261
Receivable for The Trusts shares sold ....................            --           190,306               15,921
Receivable for policy-related transactions ...............       113,374                --                   --
                                                             -----------       -----------          -----------
  Total assets ...........................................    24,593,856        18,737,206           27,442,182
                                                             -----------       -----------          -----------
Liabilities:
Payable for The Trusts shares purchased ..................       113,373                --                   --
Payable for policy-related transactions ..................            --           190,306               15,921
                                                             -----------       -----------          -----------
  Total liabilities ......................................       113,373           190,306               15,921
                                                             -----------       -----------          -----------
Net Assets ...............................................   $24,480,483       $18,546,900          $27,426,261
                                                             ===========       ===========          ===========
Net Assets:
Accumulation Units .......................................    24,463,995        18,538,070           27,419,026
Retained by AXA Equitable in Separate Account No. 45 .....        16,488             8,830                7,235
                                                             -----------       -----------          -----------
Total net assets .........................................   $24,480,483       $18,546,900          $27,426,261
                                                             ===========       ===========          ===========
Investments in shares of The Trusts, at cost .............   $24,732,314       $18,880,679          $27,662,744
The Trusts shares held ...................................
 Class A .................................................            --                --                   --
 Class B .................................................     1,667,506         1,701,079            2,365,887



                                                             AXA Moderate   AXA Moderate-Plus    EQ/AllianceBernstein
                                                              Allocation        Allocation           Common Stock
                                                             ------------   -----------------    --------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $344,798,805      $127,567,594          $412,628,914
Receivable for The Trusts shares sold ....................        272,116            76,361               218,990
Receivable for policy-related transactions ...............             --                --                    --
                                                             ------------      ------------          ------------
  Total assets ...........................................    345,070,921       127,643,955           412,847,904
                                                             ------------      ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ..................             --                --                    --
Payable for policy-related transactions ..................        272,116            76,360               218,990
                                                             ------------      ------------          ------------
  Total liabilities ......................................        272,116            76,360               218,990
                                                             ------------      ------------          ------------
Net Assets ...............................................   $344,798,805      $127,567,595          $412,628,914
                                                             ============      ============          ============
Net Assets:
Accumulation Units .......................................    339,894,699       127,560,441           412,285,948
Retained by AXA Equitable in Separate Account No. 45 .....      4,904,106             7,154               342,966
                                                             ------------      ------------          ------------
Total net assets .........................................   $344,798,805      $127,567,595          $412,628,914
                                                             ============      ============          ============
Investments in shares of The Trusts, at cost .............   $294,464,079      $126,277,581          $410,850,111
The Trusts shares held ...................................
 Class A .................................................      2,125,046                --             3,010,489
 Class B .................................................     18,138,007         9,145,336            17,444,253

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                             EQ/AllianceBernstein
                                                                 Intermediate       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Government Securities       International        Large Cap Growth
                                                            ---------------------   --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value ........       $94,380,995            $181,898,116            $71,208,621
Receivable for The Trusts shares sold ....................           127,149                 113,288                 40,574
Receivable for policy-related transactions ...............                --                      --                     --
                                                                 -----------            ------------            -----------
  Total assets ...........................................        94,508,144             182,011,404             71,249,195
                                                                 -----------            ------------            -----------
Liabilities:
Payable for The Trusts shares purchased ..................                --                      --                     --
Payable for policy-related transactions ..................           127,148                 113,288                 40,574
                                                                 -----------            ------------            -----------
  Total liabilities ......................................           127,148                 113,288                 40,574
                                                                 -----------            ------------            -----------
Net Assets ...............................................       $94,380,996            $181,898,116            $71,208,621
                                                                 ===========            ============            ===========
Net Assets:
Accumulation Units .......................................        94,364,990             181,571,130             71,185,435
Retained by AXA Equitable in Separate Account No. 45 .....            16,006                 326,986                 23,186
                                                                 -----------            ------------            -----------
Total net assets .........................................       $94,380,996            $181,898,116            $71,208,621
                                                                 ===========            ============            ===========
Investments in shares of The Trusts, at cost .............       $95,661,457            $119,666,758            $66,659,687
The Trusts shares held ...................................
 Class A .................................................           438,887               1,447,118                     --
 Class B .................................................         9,154,896              11,293,549              8,131,714



                                                             EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                 Quality Bond         Small Cap Growth            Value
                                                             --------------------   --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value ........        $17,424,665            $93,205,152           $425,329,602
Receivable for The Trusts shares sold ....................             31,201                122,371                269,625
Receivable for policy-related transactions ...............                 --                     --                     --
                                                                  -----------            -----------           ------------
  Total assets ...........................................         17,455,866             93,327,523            425,599,227
                                                                  -----------            -----------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................                 --                     --                     --
Payable for policy-related transactions ..................             31,201                122,371                269,625
                                                                  -----------            -----------           ------------
  Total liabilities ......................................             31,201                122,371                269,625
                                                                  -----------            -----------           ------------
Net Assets ...............................................        $17,424,665            $93,205,152           $425,329,602
                                                                  ===========            ===========           ============
Net Assets:
Accumulation Units .......................................         17,419,472             93,130,095            424,733,555
Retained by AXA Equitable in Separate Account No. 45 .....              5,193                 75,057                596,047
                                                                  -----------            -----------           ------------
Total net assets .........................................        $17,424,665            $93,205,152           $425,329,602
                                                                  ===========            ===========           ============
Investments in shares of The Trusts, at cost .............        $17,858,936            $81,622,217           $425,449,838
The Trusts shares held ...................................
 Class A .................................................                 --                209,176              2,600,052
 Class B .................................................          1,762,257              5,664,588             27,231,005

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Ariel         EQ/BlackRock           EQ/BlackRock
                                                            Appreciation ll   Basic Value Equity    International Value
                                                            ---------------   ------------------    -------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,109,087        $124,064,424           $80,974,872
Receivable for The Trusts shares sold ....................            186             180,280                10,915
Receivable for policy-related transactions ...............             --                  --                    --
                                                               ----------        ------------           -----------
  Total assets ...........................................      1,109,273         124,244,704            80,985,787
                                                               ----------        ------------           -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --                  --                    --
Payable for policy-related transactions ..................            186             180,280                10,915
                                                               ----------        ------------           -----------
  Total liabilities ......................................            186             180,280                10,915
                                                               ----------        ------------           -----------
Net Assets ...............................................     $1,109,087        $124,064,424           $80,974,872
                                                               ==========        ============           ===========
Net Assets:
Accumulation Units .......................................      1,108,445         123,863,301            80,889,253
Retained by AXA Equitable in Separate Account No. 45 .....            642             201,123                85,619
                                                               ----------        ------------           -----------
Total net assets .........................................     $1,109,087        $124,064,424           $80,974,872
                                                               ==========        ============           ===========
Investments in shares of The Trusts, at cost .............     $1,173,833        $112,043,097           $68,606,717
The Trusts shares held ...................................
 Class A .................................................             --                  --                    --
 Class B .................................................        101,282           7,901,976             5,020,010



                                                              EQ/Boston Advisors   EQ/Calvert Socially      EQ/Capital
                                                                 Equity Income         Responsible        Guardian Growth
                                                              ------------------   -------------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value ........        $11,859,998           $1,110,890          $9,138,118
Receivable for The Trusts shares sold ....................              1,976                  218                  --
Receivable for policy-related transactions ...............                 --                   --               1,417
                                                                  -----------           ----------          ----------
  Total assets ...........................................         11,861,974            1,111,108           9,139,535
                                                                  -----------           ----------          ----------
Liabilities:
Payable for The Trusts shares purchased ..................                 --                   --               1,417
Payable for policy-related transactions ..................              1,976                  218                  --
                                                                  -----------           ----------          ----------
  Total liabilities ......................................              1,976                  218               1,417
                                                                  -----------           ----------          ----------
Net Assets ...............................................        $11,859,998           $1,110,890          $9,138,118
                                                                  ===========           ==========          ==========
Net Assets:
Accumulation Units .......................................         11,852,381            1,097,361           9,122,700
Retained by AXA Equitable in Separate Account No. 45 .....              7,617               13,529              15,418
                                                                  -----------           ----------          ----------
Total net assets .........................................        $11,859,998           $1,110,890          $9,138,118
                                                                  ===========           ==========          ==========
Investments in shares of The Trusts, at cost .............        $12,123,374           $1,056,159          $9,218,455
The Trusts shares held ...................................
 Class A .................................................                 --                   --                  --
 Class B .................................................          1,806,877              122,056             618,394

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Capital      EQ/Caywood-Scholl    EQ/Davis New
                                                            Guardian Research    High Yield Bond     York Venture
                                                            -----------------   -----------------    ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $78,363,658          $6,282,644        $5,853,444
Receivable for The Trusts shares sold ....................          45,046                 770               724
Receivable for policy-related transactions ...............              --                  --                --
                                                               -----------          ----------        ----------
  Total assets ...........................................      78,408,704           6,283,414         5,854,168
                                                               -----------          ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --                  --                --
Payable for policy-related transactions ..................          45,046                 770               608
                                                               -----------          ----------        ----------
  Total liabilities ......................................          45,046                 770               608
                                                               -----------          ----------        ----------
Net Assets ...............................................     $78,363,658          $6,282,644        $5,853,560
                                                               ===========          ==========        ==========
Net Assets:
Accumulation Units .......................................      77,899,798           6,280,367         5,853,560
Retained by AXA Equitable in Separate Account No. 45 .....         463,860               2,277                --
                                                               -----------          ----------        ----------
Total net assets .........................................     $78,363,658          $6,282,644        $5,853,560
                                                               ===========          ==========        ==========
Investments in shares of The Trusts, at cost .............     $64,270,405          $6,661,603        $5,863,593
The Trusts shares held ...................................
 Class A .................................................              --                  --                --
 Class B .................................................       5,645,245           1,409,829           526,008



                                                                 EQ/Equity        EQ/Evergreen      EQ/Evergreen
                                                                 500 Index     International Bond       Omega
                                                               -------------   ------------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $117,436,567        $10,635,677       $9,066,759
Receivable for The Trusts shares sold ....................           77,574              1,154            1,314
Receivable for policy-related transactions ...............               --                 --               --
                                                               ------------        -----------       ----------
  Total assets ...........................................      117,514,141         10,636,831        9,068,073
                                                               ------------        -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................               --                 --               --
Payable for policy-related transactions ..................           77,574              1,154            1,314
                                                               ------------        -----------       ----------
  Total liabilities ......................................           77,574              1,154            1,314
                                                               ------------        -----------       ----------
Net Assets ...............................................     $117,436,567        $10,635,677       $9,066,759
                                                               ============        ===========       ==========
Net Assets:
Accumulation Units .......................................      116,961,100         10,634,905        9,027,133
Retained by AXA Equitable in Separate Account No. 45 .....          475,467                772           39,626
                                                               ------------        -----------       ----------
Total net assets .........................................     $117,436,567        $10,635,677       $9,066,759
                                                               ============        ===========       ==========
Investments in shares of The Trusts, at cost .............     $108,085,137        $10,365,059       $8,958,716
The Trusts shares held ...................................
 Class A .................................................               --                 --               --
 Class B .................................................        4,530,618            988,419          998,428

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                            EQ/Franklin     EQ/Franklin
                                                            EQ/FI Mid Cap      Income     Small Cap Value
                                                            -------------   -----------   ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $66,658,914    $22,105,056      $1,342,819
Receivable for The Trusts shares sold ....................        39,998         37,157              52
Receivable for policy-related transactions ...............            --             --              --
                                                             -----------    -----------      ----------
  Total assets ...........................................    66,698,912     22,142,213       1,342,871
                                                             -----------    -----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --             --              --
Payable for policy-related transactions ..................        39,998         36,558              21
                                                             -----------    -----------      ----------
  Total liabilities ......................................        39,998         36,558              21
                                                             -----------    -----------      ----------
Net Assets ...............................................   $66,658,914    $22,105,655      $1,342,850
                                                             ===========    ===========      ==========
Net Assets:
Accumulation Units .......................................    66,594,770     22,105,654       1,342,850
Retained by AXA Equitable in Separate Account No. 45 .....        64,144              1              --
                                                             -----------    -----------      ----------
Total net assets .........................................   $66,658,914    $22,105,655      $1,342,850
                                                             ===========    ===========      ==========
Investments in shares of The Trusts, at cost .............   $67,022,015    $23,020,877      $1,501,823
The Trusts shares held ...................................
 Class A .................................................            --             --              --
 Class B .................................................     6,695,012      2,150,715         136,458



                                                               EQ/Franklin        EQ/GAMCO
                                                                Templeton        Mergers and        EQ/GAMCO
                                                            Founding Strategy   Acquisitions   Small Company Value
                                                            -----------------   ------------   -------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $4,489,059       $7,154,362        $23,234,625
Receivable for The Trusts shares sold ....................              --               --              2,064
Receivable for policy-related transactions ...............             726            4,406                 --
                                                                ----------       ----------        -----------
  Total assets ...........................................       4,489,785        7,158,768         23,236,689
                                                                ----------       ----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................             554            4,406                 --
Payable for policy-related transactions ..................              --               --              2,063
                                                                ----------       ----------        -----------
  Total liabilities ......................................             554            4,406              2,063
                                                                ----------       ----------        -----------
Net Assets ...............................................      $4,489,231       $7,154,362        $23,234,626
                                                                ==========       ==========        ===========
Net Assets:
Accumulation Units .......................................       4,489,230        7,150,776         23,223,421
Retained by AXA Equitable in Separate Account No. 45 .....               1            3,586             11,205
                                                                ----------       ----------        -----------
Total net assets .........................................      $4,489,231       $7,154,362        $23,234,626
                                                                ==========       ==========        ===========
Investments in shares of The Trusts, at cost .............      $4,645,383       $7,355,314        $22,775,347
The Trusts shares held ...................................
 Class A .................................................              --               --                 --
 Class B .................................................         468,302          584,858            735,575

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                               EQ/JPMorgan
                                                            EQ/International   EQ/JPMorgan        Value
                                                                 Growth         Core Bond     Opportunities
                                                            ----------------   -----------    -------------
Assets:
Investment in shares of The Trusts, at fair value ........     $7,806,265      $56,332,934     $29,997,742
Receivable for The Trusts shares sold ....................          1,266           40,085          29,116
Receivable for policy-related transactions ...............             --               --              --
                                                               ----------      -----------     -----------
  Total assets ...........................................      7,807,531       56,373,019      30,026,858
                                                               ----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --               --              --
Payable for policy-related transactions ..................          1,266           40,085          24,467
                                                               ----------      -----------     -----------
  Total liabilities ......................................          1,266           40,085          24,467
                                                               ----------      -----------     -----------
Net Assets ...............................................     $7,806,265      $56,332,934     $30,002,391
                                                               ==========      ===========     ===========
Net Assets:
Accumulation Units .......................................      7,803,934       56,330,983      30,002,391
Retained by AXA Equitable in Separate Account No. 45 .....          2,331            1,951
                                                               ----------      -----------     -----------
Total net assets .........................................     $7,806,265      $56,332,934     $30,002,391
                                                               ==========      ===========     ===========
Investments in shares of The Trusts, at cost .............     $7,564,611      $58,135,258     $30,307,077
The Trusts shares held ...................................
 Class A .................................................             --               --              --
 Class B .................................................      1,077,723        5,209,392       2,573,355



                                                                                              EQ/Lord Abbett
                                                               EQ/Legg Mason   EQ/Long Term       Growth
                                                                Value Equity       Bond         and Income
                                                               -------------   ------------   --------------
Assets:
Investment in shares of The Trusts, at fair value ........       $7,425,172     $4,924,355      $4,145,138
Receivable for The Trusts shares sold ....................              654             --             845
Receivable for policy-related transactions ...............               --          3,043              --
                                                                 ----------     ----------      ----------
  Total assets ...........................................        7,425,826      4,927,398       4,145,983
                                                                 ----------     ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................               --          3,043              --
Payable for policy-related transactions ..................              826             --             845
                                                                 ----------     ----------      ----------
  Total liabilities ......................................              826          3,043             845
                                                                 ----------     ----------      ----------
Net Assets ...............................................       $7,425,000     $4,924,355      $4,145,138
                                                                 ==========     ==========      ==========
Net Assets:
Accumulation Units .......................................        7,423,370      4,921,454       4,143,067
Retained by AXA Equitable in Separate Account No. 45 .....            1,630          2,901           2,071
                                                                 ----------     ----------      ----------
Total net assets .........................................       $7,425,000     $4,924,355      $4,145,138
                                                                 ==========     ==========      ==========
Investments in shares of The Trusts, at cost .............       $8,133,903     $4,795,844      $4,174,216
The Trusts shares held ...................................
 Class A .................................................               --             --              --
 Class B .................................................          721,758        359,587         340,865

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/Lord Abbett   EQ/Lord Abbett    EQ/Marsico
                                                            Large Cap Core    Mid Cap Value       Focus
                                                            --------------   --------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,764,971       $8,340,913     $73,003,912
Receivable for The Trusts shares sold ....................           325              164          44,792
Receivable for policy-related transactions ...............            --               --              --
                                                              ----------       ----------     -----------
  Total assets ...........................................     1,765,296        8,341,077      73,048,704
                                                              ----------       ----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --              --
Payable for policy-related transactions ..................           325              164          44,792
                                                              ----------       ----------     -----------
  Total liabilities ......................................           325              164          44,792
                                                              ----------       ----------     -----------
Net Assets ...............................................    $1,764,971       $8,340,913     $73,003,912
                                                              ==========       ==========     ===========
Net Assets:
Accumulation Units .......................................     1,763,698        8,333,591      72,987,174
Retained by AXA Equitable in Separate Account No. 45 .....         1,273            7,322          16,738
                                                              ----------       ----------     -----------
Total net assets .........................................    $1,764,971       $8,340,913     $73,003,912
                                                              ==========       ==========     ===========
Investments in shares of The Trusts, at cost .............    $1,733,757       $9,007,403     $62,483,638
The Trusts shares held ...................................
 Class A .................................................            --               --              --
 Class B .................................................       140,080          716,198       4,156,193



                                                                               EQ/Montag
                                                                               & Caldwell
                                                            EQ/Money Market      Growth     EQ/Mutual Shares
                                                            ---------------   -----------   ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $121,885,797    $3,229,247       $7,266,355
Receivable for The Trusts shares sold ....................              --            --              848
Receivable for policy-related transactions ...............         396,326         1,908               --
                                                              ------------    ----------       ----------
  Total assets ...........................................     122,282,123     3,231,155        7,267,203
                                                              ------------    ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................         396,325         1,907               --
Payable for policy-related transactions ..................              --            --              667
                                                              ------------    ----------       ----------
  Total liabilities ......................................         396,325         1,907              667
                                                              ------------    ----------       ----------
Net Assets ...............................................    $121,885,798    $3,229,248       $7,266,536
                                                              ============    ==========       ==========
Net Assets:
Accumulation Units .......................................     121,802,666     3,226,602        7,266,536
Retained by AXA Equitable in Separate Account No. 45 .....          83,132         2,646               --
                                                              ------------    ----------       ----------
Total net assets .........................................    $121,885,798    $3,229,248       $7,266,536
                                                              ============    ==========       ==========
Investments in shares of The Trusts, at cost .............    $121,888,243    $2,883,548       $7,488,891
The Trusts shares held ...................................
 Class A .................................................       8,522,472            --               --
 Class B .................................................     113,342,587       491,312          665,425

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                             EQ/Oppenheimer    EQ/Oppenheimer
                                                            EQ/Oppenheimer    Main Street        Main Street
                                                                Global        Opportunity         Small Cap
                                                            --------------   --------------    --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $2,725,227        $756,290         $1,047,823
Receivable for The Trusts shares sold ....................         8,844              21                 14
Receivable for policy-related transactions ...............            --              --                 --
                                                              ----------        --------         ----------
  Total assets ...........................................     2,734,071         756,311          1,047,837
                                                              ----------        --------         ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --                 --
Payable for policy-related transactions ..................         8,769              17                  1
                                                              ----------        --------         ----------
  Total liabilities ......................................         8,769              17                  1
                                                              ----------        --------         ----------
Net Assets ...............................................    $2,725,302        $756,294         $1,047,836
                                                              ==========        ========         ==========
Net Assets:
Accumulation Units .......................................     2,725,302         756,294          1,047,836
Retained by AXA Equitable in Separate Account No. 45 .....            --              --                 --
                                                              ----------        --------         ----------
Total net assets .........................................    $2,725,302        $756,294         $1,047,836
                                                              ==========        ========         ==========
Investments in shares of The Trusts, at cost .............    $2,770,722        $803,105         $1,131,909
The Trusts shares held ...................................
 Class A .................................................            --              --                 --
 Class B .................................................       237,374          71,234             99,565



                                                                                               EQ/Small
                                                                 EQ/PIMCO       EQ/Short        Company
                                                               Real Return   Duration Bond       Index
                                                               -----------   -------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $16,051,407     $4,951,326    $29,411,948
Receivable for The Trusts shares sold ....................         260,062            594         36,016
Receivable for policy-related transactions ...............              --             --             --
                                                               -----------     ----------    -----------
  Total assets ...........................................      16,311,469      4,951,920     29,447,964
                                                               -----------     ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................              --             --             --
Payable for policy-related transactions ..................         260,061            594         36,016
                                                               -----------     ----------    -----------
  Total liabilities ......................................         260,061            594         36,016
                                                               -----------     ----------    -----------
Net Assets ...............................................     $16,051,408     $4,951,326    $29,411,948
                                                               ===========     ==========    ===========
Net Assets:
Accumulation Units .......................................      16,050,196      4,949,785     29,335,032
Retained by AXA Equitable in Separate Account No. 45 .....           1,212          1,541         76,916
                                                               -----------     ----------    -----------
Total net assets .........................................     $16,051,408     $4,951,326    $29,411,948
                                                               ===========     ==========    ===========
Investments in shares of The Trusts, at cost .............     $15,626,932     $4,986,350    $29,784,757
The Trusts shares held ...................................
 Class A .................................................              --             --             --
 Class B .................................................       1,522,543        490,258      2,533,534

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/T. Rowe Price   EQ/Templeton   EQ/UBS Growth
                                                              Growth Stock        Growth        and Income
                                                            ----------------   ------------   -------------
Assets:
Investment in shares of The Trusts, at fair value ........     $17,694,757      $5,015,008      $3,139,093
Receivable for The Trusts shares sold ....................          38,812             589          33,948
Receivable for policy-related transactions ...............              --              --              --
                                                               -----------      ----------      ----------
  Total assets ...........................................      17,733,569       5,015,597       3,173,041
                                                               -----------      ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --              --              --
Payable for policy-related transactions ..................          38,812             473          33,948
                                                               -----------      ----------      ----------
  Total liabilities ......................................          38,812             473          33,948
                                                               -----------      ----------      ----------
Net Assets ...............................................     $17,694,757      $5,015,124      $3,139,093
                                                               ===========      ==========      ==========
Net Assets:
Accumulation Units .......................................      17,635,378       5,015,124       3,134,850
Retained by AXA Equitable in Separate Account No. 45 .....          59,379                           4,243
                                                               -----------      ----------      ----------
Total net assets .........................................     $17,694,757      $5,015,124      $3,139,093
                                                               ===========      ==========      ==========
Investments in shares of The Trusts, at cost .............     $15,444,626      $5,114,086      $3,069,841
The Trusts shares held ...................................
 Class A .................................................              --              --              --
 Class B .................................................         825,155         458,840         458,743



                                                                               EQ/Van Kampen
                                                               EQ/Van Kampen      Emerging      EQ/Van Kampen
                                                                  Comstock     Markets Equity   Mid Cap Growth
                                                               -------------   --------------   --------------
Assets:
Investment in shares of The Trusts, at fair value ........       $5,629,516     $132,210,220      $8,524,301
Receivable for The Trusts shares sold ....................               --               --         102,940
Receivable for policy-related transactions ...............            4,599           40,858              --
                                                                 ----------     ------------      ----------
  Total assets ...........................................        5,634,115      132,251,078       8,627,241
                                                                 ----------     ------------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................            4,599           40,858              --
Payable for policy-related transactions ..................               --               --         102,940
                                                                 ----------     ------------      ----------
  Total liabilities ......................................            4,599           40,858         102,940
                                                                 ----------     ------------      ----------
Net Assets ...............................................       $5,629,516     $132,210,220      $8,524,301
                                                                 ==========     ============      ==========
Net Assets:
Accumulation Units .......................................        5,622,640      131,723,239       8,520,471
Retained by AXA Equitable in Separate Account No. 45 .....            6,876          486,981           3,830
                                                                 ----------     ------------      ----------
Total net assets .........................................       $5,629,516     $132,210,220      $8,524,301
                                                                 ==========     ============      ==========
Investments in shares of The Trusts, at cost .............       $6,039,868     $105,480,925      $8,401,264
The Trusts shares held ...................................
 Class A .................................................               --               --              --
 Class B .................................................          517,711        7,023,639         542,920

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                MarketPLUS         MarketPLUS         MarketPLUS
                                                            International Core   Large Cap Core    Large Cap Growth
                                                            ------------------   --------------    ----------------
Assets:
Investment in shares of The Trusts, at fair value ........      $25,515,894        $10,126,395        $85,045,326
Receivable for The Trusts shares sold ....................            4,770                 --             71,771
Receivable for policy-related transactions ...............               --              1,974                 --
                                                                -----------        -----------        -----------
  Total assets ...........................................       25,520,664         10,128,369         85,117,097
                                                                -----------        -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................               --              1,974                 --
Payable for policy-related transactions ..................            4,770                 --             77,552
                                                                -----------        -----------        -----------
  Total liabilities ......................................            4,770              1,974             77,552
                                                                -----------        -----------        -----------
Net Assets ...............................................      $25,515,894        $10,126,395        $85,039,545
                                                                ===========        ===========        ===========
Net Assets:
Accumulation Units .......................................       25,426,191         10,091,796         85,014,169
Retained by AXA Equitable in Separate Account No. 45 .....           89,703             34,599             25,376
                                                                -----------        -----------        -----------
Total net assets .........................................      $25,515,894        $10,126,395        $85,039,545
                                                                ===========        ===========        ===========
Investments in shares of The Trusts, at cost .............      $25,101,845        $ 9,860,984        $92,251,509
The Trusts shares held ...................................
 Class A .................................................               --                 --                 --
 Class B .................................................        1,998,428          1,113,738          4,792,596



                                                                 MarketPLUS       Multimanager     Multimanager
                                                               Mid Cap Value   Aggressive Equity     Core Bond
                                                               -------------   -----------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $114,268,991       $40,680,407      $36,330,941
Receivable for The Trusts shares sold ....................          124,237            72,189           23,731
Receivable for policy-related transactions ...............               --                --               --
                                                               ------------       -----------      -----------
  Total assets ...........................................      114,393,228        40,752,596       36,354,672
                                                               ------------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..................               --                --               --
Payable for policy-related transactions ..................          124,237            72,189           23,731
                                                               ------------       -----------      -----------
  Total liabilities ......................................          124,237            72,189           23,731
                                                               ------------       -----------      -----------
Net Assets ...............................................     $114,268,991       $40,680,407      $36,330,941
                                                               ============       ===========      ===========
Net Assets:
Accumulation Units .......................................      114,183,587        40,646,298       36,327,978
Retained by AXA Equitable in Separate Account No. 45 .....           85,404            34,109            2,963
                                                               ------------       -----------      -----------
Total net assets .........................................     $114,268,991       $40,680,407      $36,330,941
                                                               ============       ===========      ===========
Investments in shares of The Trusts, at cost .............     $133,744,847       $40,452,737      $36,058,068
The Trusts shares held ...................................
 Class A .................................................               --           408,029               --
 Class B .................................................       11,078,341           873,898        3,493,430

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                           Multimanager
                                                            Multimanager   Multimanager   International
                                                             Health Care    High Yield        Equity
                                                            ------------   ------------   -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $12,288,037    $75,206,019     $28,965,471
Receivable for The Trusts shares sold ....................       13,820        133,307          22,313
Receivable for policy-related transactions ...............           --             --              --
                                                            -----------    -----------     -----------
  Total assets ...........................................   12,301,857     75,339,326      28,987,784
                                                            -----------    -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................           --             --              --
Payable for policy-related transactions ..................       13,820        133,307          22,313
                                                            -----------    -----------     -----------
  Total liabilities ......................................       13,820        133,307          22,313
                                                            -----------    -----------     -----------
Net Assets ...............................................  $12,288,037    $75,206,019     $28,965,471
                                                            ===========    ===========     ===========
Net Assets:
Accumulation Units .......................................   12,246,202     75,016,289      28,884,430
Retained by AXA Equitable in Separate Account No. 45 .....       41,835        189,730          81,041
                                                            -----------    -----------     -----------
Total net assets .........................................  $12,288,037    $75,206,019     $28,965,471
                                                            ===========    ===========     ===========
Investments in shares of The Trusts, at cost .............  $12,056,680    $85,099,356     $25,455,946
The Trusts shares held ...................................
 Class A .................................................           --        531,352              --
 Class B .................................................    1,122,647     13,614,842       1,771,355



                                                            Multimanager
                                                              Large Cap      Multimanager      Multimanager
                                                             Core Equity   Large Cap Growth   Large Cap Value
                                                            ------------   ----------------   ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $8,154,326       $11,766,292       $23,703,963
Receivable for The Trusts shares sold ....................          989            17,095            42,497
Receivable for policy-related transactions ...............           --                --                --
                                                             ----------       -----------       -----------
  Total assets ...........................................    8,155,315        11,783,387        23,746,460
                                                             ----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................           --                --                --
Payable for policy-related transactions ..................          989            17,095            42,498
                                                             ----------       -----------       -----------
  Total liabilities ......................................          989            17,095            42,498
                                                             ----------       -----------       -----------
Net Assets ...............................................   $8,154,326       $11,766,292       $23,703,962
                                                             ==========       ===========       ===========
Net Assets:
Accumulation Units .......................................    7,927,480        11,736,556        23,654,086
Retained by AXA Equitable in Separate Account No. 45 .....      226,846            29,736            49,876
                                                             ----------       -----------       -----------
Total net assets .........................................   $8,154,326       $11,766,292       $23,703,962
                                                             ==========       ===========       ===========
Investments in shares of The Trusts, at cost .............   $7,506,680       $11,618,005       $24,214,455
The Trusts shares held ...................................
 Class A .................................................           --                --                --
 Class B .................................................      698,985         1,216,980         2,010,186

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                                             Multimanager     Multimanager      Multimanager
                                                            Mid Cap Growth   Mid Cap Value    Small Cap Growth
                                                            --------------   -------------    ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $20,477,940     $18,776,396        $10,403,028
Receivable for The Trusts shares sold ....................         47,839           2,750              2,062
Receivable for policy-related transactions ...............             --              --                 --
                                                              -----------     -----------        -----------
  Total assets ...........................................     20,525,779      18,779,146         10,405,090
                                                              -----------     -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --              --                 --
Payable for policy-related transactions ..................         47,839           2,750              2,062
                                                              -----------     -----------        -----------
  Total liabilities ......................................         47,839           2,750              2,062
                                                              -----------     -----------        -----------
Net Assets ...............................................    $20,477,940     $18,776,396        $10,403,028
                                                              ===========     ===========        ===========
Net Assets:
Accumulation Units .......................................     20,432,825      18,748,217         10,397,936
Retained by AXA Equitable in Separate Account No. 45 .....         45,115          28,179              5,092
                                                              -----------     -----------        -----------
Total net assets .........................................    $20,477,940     $18,776,396        $10,403,028
                                                              ===========     ===========        ===========
Investments in shares of The Trusts, at cost .............    $20,673,927     $21,001,606        $11,133,843
The Trusts shares held ...................................
 Class A .................................................             --              --                 --
 Class B .................................................      2,289,021       2,083,909          1,167,223



                                                                 Multimanager    Multimanager
                                                               Small Cap Value    Technology
                                                               ---------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........       $28,281,566     $35,997,221
Receivable for The Trusts shares sold ....................            11,414          39,175
Receivable for policy-related transactions ...............                --              --
                                                                 -----------     -----------
  Total assets ...........................................        28,292,980      36,036,396
                                                                 -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................                --              --
Payable for policy-related transactions ..................            11,414          39,175
                                                                 -----------     -----------
  Total liabilities ......................................            11,414          39,175
                                                                 -----------     -----------
Net Assets ...............................................       $28,281,566     $35,997,221
                                                                 ===========     ===========
Net Assets:
Accumulation Units .......................................        28,199,407      35,480,682
Retained by AXA Equitable in Separate Account No. 45 .....            82,159         516,539
                                                                 -----------     -----------
Total net assets .........................................       $28,281,566     $35,997,221
                                                                 ===========     ===========
Investments in shares of The Trusts, at cost .............       $34,174,972     $27,167,725
The Trusts shares held ...................................
 Class A .................................................                --              --
 Class B .................................................         2,516,052       2,773,707

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                          (Continued)


                                                            Contract charges     Unit Value     Units Outstanding (000s)
                                                           ------------------   ------------   -------------------------
AXA Aggressive Allocation ..............................     Class B 0.50%       $  14.25                   --
AXA Aggressive Allocation ..............................     Class B 1.15%       $  13.90                  448
AXA Aggressive Allocation ..............................     Class B 1.35%       $  13.79                  603
AXA Aggressive Allocation ..............................     Class B 1.55%       $  13.68                  566
AXA Aggressive Allocation ..............................     Class B 1.60%       $  13.65                  152
AXA Aggressive Allocation ..............................     Class B 1.70%       $  15.05                    7
AXA Conservative Allocation ............................     Class B 0.50%       $  11.78                   --
AXA Conservative Allocation ............................     Class B 1.15%       $  11.48                  387
AXA Conservative Allocation ............................     Class B 1.35%       $  11.39                  434
AXA Conservative Allocation ............................     Class B 1.55%       $  11.30                  549
AXA Conservative Allocation ............................     Class B 1.60%       $  11.28                  256
AXA Conservative Allocation ............................     Class B 1.70%       $  11.76                    5
AXA Conservative-Plus Allocation .......................     Class B 0.50%       $  12.22                   15
AXA Conservative-Plus Allocation .......................     Class B 1.15%       $  11.91                  441
AXA Conservative-Plus Allocation .......................     Class B 1.35%       $  11.82                  636
AXA Conservative-Plus Allocation .......................     Class B 1.55%       $  11.73                  627
AXA Conservative-Plus Allocation .......................     Class B 1.60%       $  11.71                  594
AXA Conservative-Plus Allocation .......................     Class B 1.70%       $  12.40                   12
AXA Moderate Allocation ................................     Class A 1.15%       $  57.64                  570
AXA Moderate Allocation ................................     Class B 0.50%       $  63.00                    1
AXA Moderate Allocation ................................     Class B 1.15%       $  54.56                  789
AXA Moderate Allocation ................................     Class B 1.35%       $  52.19                2,239
AXA Moderate Allocation ................................     Class B 1.55%       $  49.91                1,879
AXA Moderate Allocation ................................     Class B 1.60%       $  49.36                1,073
AXA Moderate Allocation ................................     Class B 1.70%       $  48.27                    6
AXA Moderate-Plus Allocation ...........................     Class B 0.50%       $  13.72                   --
AXA Moderate-Plus Allocation ...........................     Class B 1.15%       $  13.37                1,837
AXA Moderate-Plus Allocation ...........................     Class B 1.35%       $  13.27                2,958
AXA Moderate-Plus Allocation ...........................     Class B 1.55%       $  13.16                3,240
AXA Moderate-Plus Allocation ...........................     Class B 1.60%       $  13.14                1,599
AXA Moderate-Plus Allocation ...........................     Class B 1.70%       $  14.45                    7
EQ/AllianceBernstein Common Stock ......................     Class A 1.15%       $ 299.23                  203
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%       $ 358.57                    7
EQ/AllianceBernstein Common Stock ......................     Class B 1.15%       $ 290.90                  311
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%       $ 272.69                  529
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%       $ 255.59                  289
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%       $ 251.49                  159
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%       $ 243.48                    2
EQ/AllianceBernstein Intermediate Government Securities      Class A 1.15%       $  21.22                  205
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%       $  23.06                    1
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.15%       $  20.66                  361
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%       $  19.97                1,014
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%       $  19.30                1,984
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%       $  19.14                1,229
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%       $  18.82                   26
EQ/AllianceBernstein International .....................     Class A 1.15%       $  21.42                  978
EQ/AllianceBernstein International .....................     Class B 0.50%       $  22.65                    1
EQ/AllianceBernstein International .....................     Class B 1.15%       $  20.84                1,020
EQ/AllianceBernstein International .....................     Class B 1.35%       $  20.30                2,628
EQ/AllianceBernstein International .....................     Class B 1.55%       $  19.79                2,956
EQ/AllianceBernstein International .....................     Class B 1.60%       $  19.66                1,393
EQ/AllianceBernstein International .....................     Class B 1.70%       $  19.41                    7
EQ/AllianceBernstein Large Cap Growth ..................     Class B 0.50%       $   8.47                    1
EQ/AllianceBernstein Large Cap Growth ..................     Class B 1.15%       $   8.00                  674
EQ/AllianceBernstein Large Cap Growth ..................     Class B 1.35%       $   7.86                3,381

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  7.72                3,164
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  7.69                1,913
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  7.62                    9
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 19.09                   --
EQ/AllianceBernstein Quality Bond .............     Class B 1.15%        $ 17.39                  170
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.89                  293
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 16.41                  352
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 16.29                  219
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 16.06                   10
EQ/AllianceBernstein Small Cap Growth .........     Class A 1.15%        $ 21.93                  155
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 22.92                    1
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.15%        $ 21.37                  810
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 20.92                  916
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 20.47                1,874
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 20.36                  718
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 20.14                   13
EQ/AllianceBernstein Value ....................     Class A 1.15%        $  9.06                4,100
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 18.41                    4
EQ/AllianceBernstein Value ....................     Class B 1.15%        $  9.05                7,094
EQ/AllianceBernstein Value ....................     Class B 1.15%        $ 17.25                   --
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 16.90                7,503
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 16.56                7,968
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 16.48                3,862
EQ/AllianceBernstein Value ....................     Class B 1.70%        $ 16.31                   62
EQ/Ariel Appreciation II ......................     Class B 0.50%        $ 11.29                   --
EQ/Ariel Appreciation II ......................     Class B 1.15%        $ 11.13                   18
EQ/Ariel Appreciation II ......................     Class B 1.35%        $ 11.22                   34
EQ/Ariel Appreciation II ......................     Class B 1.55%        $ 11.03                   27
EQ/Ariel Appreciation II ......................     Class B 1.60%        $ 11.02                   19
EQ/Ariel Appreciation II ......................     Class B 1.70%        $ 10.99                    2
EQ/BlackRock Basic Value Equity ...............     Class B 0.50%        $ 26.45                    1
EQ/BlackRock Basic Value Equity ...............     Class B 1.15%        $ 24.66                1,030
EQ/BlackRock Basic Value Equity ...............     Class B 1.35%        $ 24.14                1,752
EQ/BlackRock Basic Value Equity ...............     Class B 1.55%        $ 23.62                1,597
EQ/BlackRock Basic Value Equity ...............     Class B 1.60%        $ 23.49                  774
EQ/BlackRock Basic Value Equity ...............     Class B 1.70%        $ 23.24                   10
EQ/BlackRock International Value ..............     Class B 0.50%        $ 27.28                   --
EQ/BlackRock International Value ..............     Class B 1.15%        $ 25.44                  736
EQ/BlackRock International Value ..............     Class B 1.35%        $ 24.89                1,077
EQ/BlackRock International Value ..............     Class B 1.55%        $ 24.36                1,017
EQ/BlackRock International Value ..............     Class B 1.60%        $ 24.23                  437
EQ/BlackRock International Value ..............     Class B 1.70%        $ 23.97                    1
EQ/Boston Advisors Equity Income ..............     Class B 0.50%        $  7.50                   --
EQ/Boston Advisors Equity Income ..............     Class B 1.15%        $  7.06                  346
EQ/Boston Advisors Equity Income ..............     Class B 1.35%        $  6.93                  588
EQ/Boston Advisors Equity Income ..............     Class B 1.55%        $  6.81                  479
EQ/Boston Advisors Equity Income ..............     Class B 1.60%        $  6.78                  306
EQ/Boston Advisors Equity Income ..............     Class B 1.70%        $  6.71                   --
EQ/Calvert Socially Responsible ...............     Class B 0.50%        $ 10.74                   --
EQ/Calvert Socially Responsible ...............     Class B 1.15%        $ 10.17                   12
EQ/Calvert Socially Responsible ...............     Class B 1.35%        $ 10.00                   44
EQ/Calvert Socially Responsible ...............     Class B 1.55%        $  9.83                   46
EQ/Calvert Socially Responsible ...............     Class B 1.60%        $  9.79                    8
EQ/Calvert Socially Responsible ...............     Class B 1.70%        $  9.71                   --

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
EQ/Capital Guardian Growth ................     Class B 0.50%        $ 14.95                  243
EQ/Capital Guardian Growth ................     Class B 1.15%        $ 13.94                   58
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 13.64                   85
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 13.35                  120
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 13.28                  145
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 13.14                   --
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 14.12                    1
EQ/Capital Guardian Research ..............     Class B 1.15%        $ 13.34                1,117
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 13.11                2,094
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 12.88                1,850
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 12.83                  910
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 12.71                    1
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.49                   --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.15%        $ 11.29                   78
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.23                  164
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.17                  180
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.15                  139
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.12                   --
EQ/Davis New York Venture .................     Class B 0.50%        $ 11.23                   --
EQ/Davis New York Venture .................     Class B 1.15%        $ 11.13                  105
EQ/Davis New York Venture .................     Class B 1.35%        $ 11.10                  168
EQ/Davis New York Venture .................     Class B 1.55%        $ 11.07                  156
EQ/Davis New York Venture .................     Class B 1.60%        $ 11.06                   99
EQ/Davis New York Venture .................     Class B 1.70%        $ 11.05                   --
EQ/Equity 500 Index .......................     Class A 1.15%        $ 32.78                   --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 34.94                   --
EQ/Equity 500 Index .......................     Class B 1.15%        $ 31.91                  521
EQ/Equity 500 Index .......................     Class B 1.35%        $ 31.03                1,714
EQ/Equity 500 Index .......................     Class B 1.55%        $ 30.17                  979
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.96                  582
EQ/Equity 500 Index .......................     Class B 1.70%        $ 29.54                    5
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.93                  377
EQ/Evergreen International Bond ...........     Class B 1.15%        $ 10.77                   98
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.80                  225
EQ/Evergreen International Bond ...........     Class B 1.55%        $ 10.68                  169
EQ/Evergreen International Bond ...........     Class B 1.60%        $ 10.66                  113
EQ/Evergreen International Bond ...........     Class B 1.70%        $ 10.64                    1
EQ/Evergreen Omega ........................     Class B 0.50%        $ 10.58                    2
EQ/Evergreen Omega ........................     Class B 1.15%        $  9.98                  113
EQ/Evergreen Omega ........................     Class B 1.35%        $  9.80                  239
EQ/Evergreen Omega ........................     Class B 1.55%        $  9.62                  402
EQ/Evergreen Omega ........................     Class B 1.60%        $  9.58                  174
EQ/Evergreen Omega ........................     Class B 1.70%        $  9.49                   --
EQ/FI Mid Cap .............................     Class B 0.50%        $ 14.59                  137
EQ/FI Mid Cap .............................     Class B 1.15%        $ 13.91                  520
EQ/FI Mid Cap .............................     Class B 1.35%        $ 13.70                1,100
EQ/FI Mid Cap .............................     Class B 1.55%        $ 13.50                2,075
EQ/FI Mid Cap .............................     Class B 1.60%        $ 13.45                1,036
EQ/FI Mid Cap .............................     Class B 1.70%        $ 13.35                   26
EQ/Franklin Income ........................     Class B 0.50%        $ 10.62                   --
EQ/Franklin Income ........................     Class B 1.15%        $ 10.53                  357
EQ/Franklin Income ........................     Class B 1.35%        $ 10.50                  609
EQ/Franklin Income ........................     Class B 1.55%        $ 10.47                  694
EQ/Franklin Income ........................     Class B 1.60%        $ 10.46                  447
EQ/Franklin Income ........................     Class B 1.70%        $ 10.45                   --

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                     Contract charges     Unit Value     Units Outstanding (000s)
                                                    ------------------   ------------   -------------------------
EQ/Franklin Small Cap Value .....................     Class B 0.50%        $  9.86                   --
EQ/Franklin Small Cap Value .....................     Class B 1.15%        $  9.78                   39
EQ/Franklin Small Cap Value .....................     Class B 1.35%        $  9.75                   33
EQ/Franklin Small Cap Value .....................     Class B 1.55%        $  9.73                   37
EQ/Franklin Small Cap Value .....................     Class B 1.60%        $  9.72                   29
EQ/Franklin Small Cap Value .....................     Class B 1.70%        $  9.71                   --
EQ/Franklin Templeton Founding Strategy .........     Class B 0.50%        $  9.57                   --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.15%        $  9.53                   62
EQ/Franklin Templeton Founding Strategy .........     Class B 1.35%        $  9.52                  245
EQ/Franklin Templeton Founding Strategy .........     Class B 1.55%        $  9.50                  104
EQ/Franklin Templeton Founding Strategy .........     Class B 1.60%        $  9.50                   61
EQ/Franklin Templeton Founding Strategy .........     Class B 1.70%        $  9.49                   --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.50%        $ 12.14                  106
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.15%        $ 11.93                   70
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.35%        $ 11.86                  178
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.55%        $ 11.80                  180
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.60%        $ 11.78                   64
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.70%        $ 11.75                    3
EQ/GAMCO Small Company Value ....................     Class B 0.50%        $ 35.02                   --
EQ/GAMCO Small Company Value ....................     Class B 1.15%        $ 30.84                  151
EQ/GAMCO Small Company Value ....................     Class B 1.35%        $ 29.65                  267
EQ/GAMCO Small Company Value ....................     Class B 1.55%        $ 28.50                  223
EQ/GAMCO Small Company Value ....................     Class B 1.60%        $ 28.22                  151
EQ/GAMCO Small Company Value ....................     Class B 1.70%        $ 27.67                   --
EQ/International Growth .........................     Class B 0.50%        $ 16.72                   --
EQ/International Growth .........................     Class B 1.15%        $ 16.43                  133
EQ/International Growth .........................     Class B 1.35%        $ 16.34                  138
EQ/International Growth .........................     Class B 1.55%        $ 16.25                  113
EQ/International Growth .........................     Class B 1.60%        $ 16.23                   94
EQ/International Growth .........................     Class B 1.70%        $ 16.18                   --
EQ/JPMorgan Core Bond ...........................     Class B 0.50%        $ 15.88                    1
EQ/JPMorgan Core Bond ...........................     Class B 1.15%        $ 14.87                  623
EQ/JPMorgan Core Bond ...........................     Class B 1.35%        $ 14.57                1,111
EQ/JPMorgan Core Bond ...........................     Class B 1.55%        $ 14.28                1,284
EQ/JPMorgan Core Bond ...........................     Class B 1.60%        $ 14.21                  869
EQ/JPMorgan Core Bond ...........................     Class B 1.70%        $ 14.07                   13
EQ/JPMorgan Value Opportunities .................     Class B 0.50%        $ 17.16                   --
EQ/JPMorgan Value Opportunities .................     Class B 1.15%        $ 16.00                  557
EQ/JPMorgan Value Opportunities .................     Class B 1.35%        $ 15.66                  769
EQ/JPMorgan Value Opportunities .................     Class B 1.55%        $ 15.32                  361
EQ/JPMorgan Value Opportunities .................     Class B 1.60%        $ 15.24                  229
EQ/JPMorgan Value Opportunities .................     Class B 1.70%        $ 15.08                    2
EQ/Legg Mason Value Equity ......................     Class B 0.50%        $ 10.61                  333
EQ/Legg Mason Value Equity ......................     Class B 1.15%        $ 10.45                   70
EQ/Legg Mason Value Equity ......................     Class B 1.35%        $ 10.56                  159
EQ/Legg Mason Value Equity ......................     Class B 1.55%        $ 10.36                   68
EQ/Legg Mason Value Equity ......................     Class B 1.60%        $ 10.35                   73
EQ/Legg Mason Value Equity ......................     Class B 1.70%        $ 10.32                    3
EQ/Long Term Bond ...............................     Class B 0.50%        $ 10.89                   --
EQ/Long Term Bond ...............................     Class B 1.15%        $ 10.70                   64
EQ/Long Term Bond ...............................     Class B 1.35%        $ 10.64                  149
EQ/Long Term Bond ...............................     Class B 1.55%        $ 10.58                  151
EQ/Long Term Bond ...............................     Class B 1.60%        $ 10.57                   99
EQ/Long Term Bond ...............................     Class B 1.70%        $ 10.54                    1

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Lord Abbett Growth and Income ...............     Class B 0.50%        $ 12.80                   --
EQ/Lord Abbett Growth and Income ...............     Class B 1.15%        $ 12.58                   41
EQ/Lord Abbett Growth and Income ...............     Class B 1.35%        $ 12.51                   87
EQ/Lord Abbett Growth and Income ...............     Class B 1.55%        $ 12.44                   88
EQ/Lord Abbett Growth and Income ...............     Class B 1.60%        $ 12.42                  116
EQ/Lord Abbett Growth and Income ...............     Class B 1.70%        $ 12.39                   --
EQ/Lord Abbett Large Cap Core ..................     Class B 0.50%        $ 13.11                   --
EQ/Lord Abbett Large Cap Core ..................     Class B 1.15%        $ 12.89                   26
EQ/Lord Abbett Large Cap Core ..................     Class B 1.35%        $ 12.82                   48
EQ/Lord Abbett Large Cap Core ..................     Class B 1.55%        $ 12.75                   35
EQ/Lord Abbett Large Cap Core ..................     Class B 1.60%        $ 12.73                   29
EQ/Lord Abbett Large Cap Core ..................     Class B 1.70%        $ 12.70                   --
EQ/Lord Abbett Mid Cap Value ...................     Class B 0.50%        $ 12.55                   --
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.15%        $ 12.33                  200
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.35%        $ 12.27                  211
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.55%        $ 12.20                  142
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.60%        $ 12.18                  128
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.70%        $ 12.15                   --
EQ/Marsico Focus ...............................     Class B 0.50%        $ 19.52                   --
EQ/Marsico Focus ...............................     Class B 1.15%        $ 18.73                  710
EQ/Marsico Focus ...............................     Class B 1.35%        $ 18.49                1,298
EQ/Marsico Focus ...............................     Class B 1.55%        $ 18.25                1,275
EQ/Marsico Focus ...............................     Class B 1.60%        $ 18.20                  676
EQ/Marsico Focus ...............................     Class B 1.70%        $ 18.08                    5
EQ/Money Market ................................     Class A 1.15%        $ 32.86                  259
EQ/Money Market ................................     Class B 0.00%        $ 43.51                   22
EQ/Money Market ................................     Class B 0.50%        $ 38.11                   --
EQ/Money Market ................................     Class B 1.15%        $ 32.05                  361
EQ/Money Market ................................     Class B 1.35%        $ 30.37                  949
EQ/Money Market ................................     Class B 1.55%        $ 28.78                1,294
EQ/Money Market ................................     Class B 1.60%        $ 28.40                1,201
EQ/Money Market ................................     Class B 1.70%        $ 27.65                   21
EQ/Montag & Caldwell Growth ....................     Class B 0.50%        $  6.32                   --
EQ/Montag & Caldwell Growth ....................     Class B 1.15%        $  5.96                   81
EQ/Montag & Caldwell Growth ....................     Class B 1.35%        $  5.85                  270
EQ/Montag & Caldwell Growth ....................     Class B 1.55%        $  5.74                  124
EQ/Montag & Caldwell Growth ....................     Class B 1.60%        $  5.72                   79
EQ/Montag & Caldwell Growth ....................     Class B 1.70%        $  5.66                   --
EQ/Mutual Shares ...............................     Class B 0.50%        $ 10.86                   --
EQ/Mutual Shares ...............................     Class B 1.15%        $ 10.77                  138
EQ/Mutual Shares ...............................     Class B 1.35%        $ 10.74                  225
EQ/Mutual Shares ...............................     Class B 1.55%        $ 10.71                  194
EQ/Mutual Shares ...............................     Class B 1.60%        $ 10.70                  121
EQ/Mutual Shares ...............................     Class B 1.70%        $ 10.69                   --
EQ/Oppenheimer Global ..........................     Class B 0.50%        $ 11.70                   --
EQ/Oppenheimer Global ..........................     Class B 1.15%        $ 11.60                   30
EQ/Oppenheimer Global ..........................     Class B 1.35%        $ 11.57                   80
EQ/Oppenheimer Global ..........................     Class B 1.55%        $ 11.54                   58
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.53                   68
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.51                   --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 11.28                   --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.15%        $ 11.18                   13
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 11.15                   36
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 11.12                   14

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 11.11                    5
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 11.10                   --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 10.88                   --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.15%        $ 10.78                   11
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 10.75                   26
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 10.73                   29
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 10.72                   32
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 10.70                   --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $ 11.07                   --
EQ/PIMCO Real Return ...........................     Class B 1.15%        $ 10.88                  272
EQ/PIMCO Real Return ...........................     Class B 1.35%        $ 10.82                  393
EQ/PIMCO Real Return ...........................     Class B 1.55%        $ 10.76                  493
EQ/PIMCO Real Return ...........................     Class B 1.60%        $ 10.75                  316
EQ/PIMCO Real Return ...........................     Class B 1.70%        $ 10.72                   13
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.88                   --
EQ/Short Duration Bond .........................     Class B 1.15%        $ 10.69                   65
EQ/Short Duration Bond .........................     Class B 1.35%        $ 10.63                  125
EQ/Short Duration Bond .........................     Class B 1.55%        $ 10.57                  191
EQ/Short Duration Bond .........................     Class B 1.60%        $ 10.56                   84
EQ/Short Duration Bond .........................     Class B 1.70%        $ 10.53                    3
EQ/Small Company Index .........................     Class B 0.50%        $ 18.09                   --
EQ/Small Company Index .........................     Class B 1.15%        $ 16.94                  265
EQ/Small Company Index .........................     Class B 1.35%        $ 16.60                  662
EQ/Small Company Index .........................     Class B 1.55%        $ 16.27                  571
EQ/Small Company Index .........................     Class B 1.60%        $ 16.18                  281
EQ/Small Company Index .........................     Class B 1.70%        $ 16.02                    1
EQ/T. Rowe Price Growth Stock ..................     Class B 0.50%        $ 20.63                    1
EQ/T. Rowe Price Growth Stock ..................     Class B 1.15%        $ 18.16                   99
EQ/T. Rowe Price Growth Stock ..................     Class B 1.35%        $ 17.46                  173
EQ/T. Rowe Price Growth Stock ..................     Class B 1.55%        $ 16.79                  471
EQ/T. Rowe Price Growth Stock ..................     Class B 1.60%        $ 16.62                  293
EQ/T. Rowe Price Growth Stock ..................     Class B 1.70%        $ 16.30                    1
EQ/Templeton Growth ............................     Class B 0.50%        $ 10.96                   --
EQ/Templeton Growth ............................     Class B 1.15%        $ 10.86                   94
EQ/Templeton Growth ............................     Class B 1.35%        $ 10.83                  136
EQ/Templeton Growth ............................     Class B 1.55%        $ 10.80                  124
EQ/Templeton Growth ............................     Class B 1.60%        $ 10.80                  109
EQ/Templeton Growth ............................     Class B 1.70%        $ 10.78                   --
EQ/UBS Growth and Income .......................     Class B 0.50%        $  6.74                   --
EQ/UBS Growth and Income .......................     Class B 1.15%        $  6.35                   86
EQ/UBS Growth and Income .......................     Class B 1.35%        $  6.24                  214
EQ/UBS Growth and Income .......................     Class B 1.55%        $  6.12                  141
EQ/UBS Growth and Income .......................     Class B 1.60%        $  6.10                   65
EQ/UBS Growth and Income .......................     Class B 1.70%        $  6.04                   --
EQ/Van Kampen Comstock .........................     Class B 0.50%        $ 11.73                   --
EQ/Van Kampen Comstock .........................     Class B 1.15%        $ 11.53                   93
EQ/Van Kampen Comstock .........................     Class B 1.35%        $ 11.47                  159
EQ/Van Kampen Comstock .........................     Class B 1.55%        $ 11.41                  123
EQ/Van Kampen Comstock .........................     Class B 1.60%        $ 11.39                  116
EQ/Van Kampen Comstock .........................     Class B 1.70%        $ 11.36                   --
EQ/Van Kampen Emerging Markets Equity ..........     Class B 0.50%        $ 28.86                    1
EQ/Van Kampen Emerging Markets Equity ..........     Class B 1.15%        $ 26.97                  960
EQ/Van Kampen Emerging Markets Equity ..........     Class B 1.35%        $ 26.41                1,728

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 25.86                1,520
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 25.72                  810
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 25.45                    1
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 16.48                   --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.15%        $ 16.19                  135
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 16.10                  175
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 16.02                  145
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 16.00                   73
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 15.95                    2
MarketPLUS International Core .................     Class B 0.50%        $ 17.78                  371
MarketPLUS International Core .................     Class B 1.15%        $ 16.80                  209
MarketPLUS International Core .................     Class B 1.35%        $ 16.51                  388
MarketPLUS International Core .................     Class B 1.55%        $ 16.22                  338
MarketPLUS International Core .................     Class B 1.60%        $ 16.15                  212
MarketPLUS International Core .................     Class B 1.70%        $ 16.01                   --
MarketPLUS Large Cap Core .....................     Class B 0.50%        $ 11.71                    2
MarketPLUS Large Cap Core .....................     Class B 1.15%        $ 11.04                   50
MarketPLUS Large Cap Core .....................     Class B 1.35%        $ 10.84                  332
MarketPLUS Large Cap Core .....................     Class B 1.55%        $ 10.64                  327
MarketPLUS Large Cap Core .....................     Class B 1.60%        $ 10.60                  230
MarketPLUS Large Cap Core .....................     Class B 1.70%        $ 10.50                   --
MarketPLUS Large Cap Growth ...................     Class B 0.50%        $ 18.86                   --
MarketPLUS Large Cap Growth ...................     Class B 1.15%        $ 17.59                  954
MarketPLUS Large Cap Growth ...................     Class B 1.35%        $ 17.21                2,262
MarketPLUS Large Cap Growth ...................     Class B 1.55%        $ 16.84                1,065
MarketPLUS Large Cap Growth ...................     Class B 1.60%        $ 16.75                  676
MarketPLUS Large Cap Growth ...................     Class B 1.70%        $ 16.57                    1
MarketPLUS Mid Cap Value ......................     Class B 0.50%        $ 18.67                   92
MarketPLUS Mid Cap Value ......................     Class B 1.15%        $ 17.41                1,257
MarketPLUS Mid Cap Value ......................     Class B 1.35%        $ 17.04                1,472
MarketPLUS Mid Cap Value ......................     Class B 1.55%        $ 16.67                2,791
MarketPLUS Mid Cap Value ......................     Class B 1.60%        $ 16.58                1,135
MarketPLUS Mid Cap Value ......................     Class B 1.70%        $ 16.40                    8
Multimanager Aggressive Equity ................     Class A 1.15%        $ 70.46                  186
Multimanager Aggressive Equity ................     Class B 0.50%        $ 79.11                   --
Multimanager Aggressive Equity ................     Class B 1.15%        $ 68.51                  159
Multimanager Aggressive Equity ................     Class B 1.35%        $ 65.53                  170
Multimanager Aggressive Equity ................     Class B 1.55%        $ 62.68                   49
Multimanager Aggressive Equity ................     Class B 1.60%        $ 61.99                   39
Multimanager Aggressive Equity ................     Class B 1.70%        $ 60.62                   --
Multimanager Core Bond ........................     Class B 0.50%        $ 12.69                    1
Multimanager Core Bond ........................     Class B 1.15%        $ 12.20                  379
Multimanager Core Bond ........................     Class B 1.35%        $ 12.06                  685
Multimanager Core Bond ........................     Class B 1.55%        $ 11.91                1,145
Multimanager Core Bond ........................     Class B 1.60%        $ 11.87                  822
Multimanager Core Bond ........................     Class B 1.70%        $ 11.80                    2
Multimanager Health Care ......................     Class B 0.50%        $ 13.68                   --
Multimanager Health Care ......................     Class B 1.15%        $ 13.15                  153
Multimanager Health Care ......................     Class B 1.35%        $ 12.99                  261
Multimanager Health Care ......................     Class B 1.55%        $ 12.83                  344
Multimanager Health Care ......................     Class B 1.60%        $ 12.79                  179
Multimanager Health Care ......................     Class B 1.70%        $ 12.72                   10

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
Multimanager High Yield ....................     Class A 1.15%        $ 35.48                  76
Multimanager High Yield ....................     Class B 0.50%        $ 39.58                   1
Multimanager High Yield ....................     Class B 1.15%        $ 34.49                 326
Multimanager High Yield ....................     Class B 1.35%        $ 33.05                 727
Multimanager High Yield ....................     Class B 1.55%        $ 31.67                 755
Multimanager High Yield ....................     Class B 1.60%        $ 31.34                 409
Multimanager High Yield ....................     Class B 1.70%        $ 30.68                  10
Multimanager International Equity ..........     Class B 0.50%        $ 19.78                   1
Multimanager International Equity ..........     Class B 1.15%        $ 19.02                 260
Multimanager International Equity ..........     Class B 1.35%        $ 18.79                 453
Multimanager International Equity ..........     Class B 1.55%        $ 18.56                 488
Multimanager International Equity ..........     Class B 1.60%        $ 18.51                 343
Multimanager International Equity ..........     Class B 1.70%        $ 18.39                   1
Multimanager Large Cap Core Equity .........     Class B 0.50%        $ 13.45                  --
Multimanager Large Cap Core Equity .........     Class B 1.15%        $ 12.93                  65
Multimanager Large Cap Core Equity .........     Class B 1.35%        $ 12.77                 154
Multimanager Large Cap Core Equity .........     Class B 1.55%        $ 12.62                 251
Multimanager Large Cap Core Equity .........     Class B 1.60%        $ 12.58                 154
Multimanager Large Cap Core Equity .........     Class B 1.70%        $ 12.50                   1
Multimanager Large Cap Growth ..............     Class B 0.50%        $ 11.13                  --
Multimanager Large Cap Growth ..............     Class B 1.15%        $ 10.70                 183
Multimanager Large Cap Growth ..............     Class B 1.35%        $ 10.58                 253
Multimanager Large Cap Growth ..............     Class B 1.55%        $ 10.45                 368
Multimanager Large Cap Growth ..............     Class B 1.60%        $ 10.42                 290
Multimanager Large Cap Growth ..............     Class B 1.70%        $ 10.35                  23
Multimanager Large Cap Value ...............     Class B 0.50%        $ 15.45                  --
Multimanager Large Cap Value ...............     Class B 1.15%        $ 14.86                 319
Multimanager Large Cap Value ...............     Class B 1.35%        $ 14.68                 440
Multimanager Large Cap Value ...............     Class B 1.55%        $ 14.50                 510
Multimanager Large Cap Value ...............     Class B 1.60%        $ 14.46                 309
Multimanager Large Cap Value ...............     Class B 1.70%        $ 14.37                  41
Multimanager Mid Cap Growth ................     Class B 0.50%        $ 12.70                  --
Multimanager Mid Cap Growth ................     Class B 1.15%        $ 12.21                 302
Multimanager Mid Cap Growth ................     Class B 1.35%        $ 12.07                 387
Multimanager Mid Cap Growth ................     Class B 1.55%        $ 11.92                 685
Multimanager Mid Cap Growth ................     Class B 1.60%        $ 11.88                 327
Multimanager Mid Cap Growth ................     Class B 1.70%        $ 11.81                   3
Multimanager Mid Cap Value .................     Class B 0.50%        $ 14.47                  --
Multimanager Mid Cap Value .................     Class B 1.15%        $ 13.91                 208
Multimanager Mid Cap Value .................     Class B 1.35%        $ 13.75                 339
Multimanager Mid Cap Value .................     Class B 1.55%        $ 13.58                 510
Multimanager Mid Cap Value .................     Class B 1.60%        $ 13.54                 288
Multimanager Mid Cap Value .................     Class B 1.70%        $ 13.46                  27
Multimanager Small Cap Growth ..............     Class B 0.50%        $  9.72                  --
Multimanager Small Cap Growth ..............     Class B 1.15%        $  9.16                 196
Multimanager Small Cap Growth ..............     Class B 1.35%        $  8.99                 412
Multimanager Small Cap Growth ..............     Class B 1.55%        $  8.83                 362
Multimanager Small Cap Growth ..............     Class B 1.60%        $  8.79                 193
Multimanager Small Cap Growth ..............     Class B 1.70%        $  8.71                  --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                          Contract charges     Unit Value     Units Outstanding (000s)
                                         ------------------   ------------   -------------------------
Multimanager Small Cap Value .........     Class B 0.50%        $ 19.06                    1
Multimanager Small Cap Value .........     Class B 1.15%        $ 17.85                  279
Multimanager Small Cap Value .........     Class B 1.35%        $ 17.49                  554
Multimanager Small Cap Value .........     Class B 1.55%        $ 17.14                  512
Multimanager Small Cap Value .........     Class B 1.60%        $ 17.05                  272
Multimanager Small Cap Value .........     Class B 1.70%        $ 16.88                    5
Multimanager Technology ..............     Class B 0.50%        $ 13.01                    1
Multimanager Technology ..............     Class B 1.15%        $ 12.51                  274
Multimanager Technology ..............     Class B 1.35%        $ 12.36                  513
Multimanager Technology ..............     Class B 1.55%        $ 12.21                1,391
Multimanager Technology ..............     Class B 1.60%        $ 12.17                  701
Multimanager Technology ..............     Class B 1.70%        $ 12.10                   15

----------
The accompanying notes are an integral part of these financial statements.


                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                    --------------  ----------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     571,003     $   666,184           $   863,411
 Expenses:
  Asset-based charges ............................        318,492         229,367               327,761
                                                    -------------     -----------           -----------
Net Investment Income (Loss) .....................        252,511         436,817               535,650
                                                    -------------     -----------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,195,873         376,671               424,388
  Realized gain distribution from The Trusts .....        882,817         295,463               530,147
                                                    -------------     -----------           -----------
 Net realized gain (loss) ........................      2,078,690         672,134               954,535
                                                    -------------     -----------           -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,520,870)       (382,382)             (664,944)
                                                    -------------     -----------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        557,820         289,752               289,591
                                                    -------------     -----------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     810,331     $   726,569           $   825,241
                                                    =============     ===========           ===========



                                                     AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                      Allocation         Allocation          Common Stock
                                                    -------------    -----------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   10,789,848     $   3,405,578         $  4,453,920
 Expenses:
  Asset-based charges ............................       4,622,048         1,590,041            6,284,538
                                                    --------------     -------------         ------------
Net Investment Income (Loss) .....................       6,167,800         1,815,537           (1,830,618)
                                                    --------------     -------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      17,051,853         3,215,644           (1,763,765)
  Realized gain distribution from The Trusts .....       6,635,521         3,549,374                   --
                                                    --------------     -------------         ------------
 Net realized gain (loss) ........................      23,687,374         6,765,018           (1,763,765)
                                                    --------------     -------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (12,592,262)       (3,928,324)          15,446,391
                                                    --------------     -------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      11,095,112         2,836,694           13,682,626
                                                    --------------     -------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   17,262,912     $   4,652,231         $ 11,852,008
                                                    ==============     =============         ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/AllianceBernstein
                                                        Intermediate                              EQ/AllianceBernstein
                                                         Government       EQ/AllianceBernstein          Large Cap
                                                         Securities           International              Growth
                                                    --------------------  --------------------    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $4,056,859           $    2,346,354          $          --
 Expenses:
  Asset-based charges ............................       1,499,269                2,698,939              1,101,933
                                                        ----------           --------------          -------------
Net Investment Income (Loss) .....................       2,557,590                 (352,585)            (1,101,933)
                                                        ----------           --------------          -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (596,245)              15,126,774             (3,298,112)
  Realized gain distribution from The Trusts .....              --               16,351,728                     --
                                                        ----------           --------------          -------------
 Net realized gain (loss) ........................        (596,245)              31,478,502             (3,298,112)
                                                        ----------           --------------          -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       3,117,884              (12,662,902)            13,109,594
                                                        ----------           --------------          -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       2,521,639               18,815,600              9,811,482
                                                        ----------           --------------          -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $5,079,229           $   18,463,015          $   8,709,549
                                                        ==========           ==============          =============



                                                                              EQ/AllianceBernstein
                                                       EQ/AllianceBernstein        Small Cap          EQ/Alliance Bernstei
                                                           Quality Bond              Growth                   Value
                                                       --------------------   --------------------    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................         $   858,128           $         --            $   6,251,370
 Expenses:
  Asset-based charges ............................             270,347              1,425,849                3,915,934
                                                           -----------           ------------            -------------
Net Investment Income (Loss) .....................             587,781             (1,425,849)               2,335,436
                                                           -----------           ------------            -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            (126,432)             6,239,494               21,691,014
  Realized gain distribution from The Trusts .....                  --             13,766,298               27,977,849
                                                           -----------           ------------            -------------
 Net realized gain (loss) ........................            (126,432)            20,005,792               49,668,863
                                                           -----------           ------------            -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................              86,916             (4,619,449)             (77,578,095)
                                                           -----------           ------------            -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             (39,516)            15,386,343              (27,909,232)
                                                           -----------           ------------            -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................         $   548,265           $ 13,960,494            $ (25,573,796)
                                                           ===========           ============            =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                       EQ/BlackRock
                                                        EQ/Ariel        Basic Value         EQ/BlackRock
                                                    Appreciation II       Equity        International Value
                                                    ---------------   --------------    -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $    4,620      $    1,420,920      $    1,504,214
 Expenses:
  Asset-based charges ............................        15,232           2,042,690           1,216,664
                                                      ----------      --------------      --------------
Net Investment Income (Loss) .....................       (10,612)           (621,770)            287,550
                                                      ----------      --------------      --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        67,189           7,411,755           9,227,753
  Realized gain distribution from The Trusts .....         8,976           9,860,483           8,097,657
                                                      ----------      --------------      --------------
 Net realized gain (loss) ........................        76,165          17,272,238          17,325,410
                                                      ----------      --------------      --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (123,806)        (16,021,564)        (10,420,378)
                                                      ----------      --------------      --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (47,641)          1,250,674           6,905,032
                                                      ----------      --------------      --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $  (58,253)     $      628,904      $    7,192,582
                                                      ==========      ==============      ==============



                                                                            EQ/Calvert
                                                       EQ/Boston Advisors     Socially      EQ/Capital
                                                          Equity Income     Responsible   Guardian Growth
                                                       ------------------   -----------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $     219,837       $   2,177      $       --
 Expenses:
  Asset-based charges ............................             195,006          15,388          80,787
                                                         -------------       ---------      ----------
Net Investment Income (Loss) .....................              24,831         (13,211)        (80,787)
                                                         -------------       ---------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............             974,177          48,532         264,835
  Realized gain distribution from The Trusts .....             812,716          45,653              --
                                                         -------------       ---------      ----------
 Net realized gain (loss) ........................           1,786,893          94,185         264,835
                                                         -------------       ---------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (1,377,535)         19,986        (399,894)
                                                         -------------       ---------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             409,358         114,171        (135,059)
                                                         -------------       ---------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $     434,189       $ 100,960      $ (215,846)
                                                         =============       =========      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/Capital      EQ/Caywood-Scholl    EQ/Davis New
                                                    Guardian Research    High Yield Bond     York Venture
                                                    -----------------   -----------------    ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $     789,297        $   440,261        $   24,335
 Expenses:
  Asset-based charges ............................        1,054,983             96,084            60,263
                                                      -------------        -----------        ----------
Net Investment Income (Loss) .....................         (265,686)           344,177           (35,928)
                                                      -------------        -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        8,929,273             59,913            77,523
  Realized gain distribution from The Trusts .....          850,656                 --            17,087
                                                      -------------        -----------        ----------
 Net realized gain (loss) ........................        9,779,929             59,913            94,610
                                                      -------------        -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (11,042,267)          (344,510)          (59,199)
                                                      -------------        -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (1,262,338)          (284,597)           35,411
                                                      -------------        -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $  (1,528,024)       $    59,580        $     (517)
                                                      =============        ===========        ==========



                                                        EQ/Equity        EQ/Evergreen      EQ/Evergreen
                                                        500 Index     International Bond       Omega
                                                      -------------   ------------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   1,618,271        $233,020        $        --
 Expenses:
  Asset-based charges ............................        1,858,979          64,939            127,992
                                                      -------------        --------        -----------
Net Investment Income (Loss) .....................         (240,708)        168,081           (127,992)
                                                      -------------        --------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        2,792,652          72,946            321,761
  Realized gain distribution from The Trusts .....        3,344,778           2,652            465,237
                                                      -------------        --------        -----------
 Net realized gain (loss) ........................        6,137,430          75,598            786,998
                                                      -------------        --------        -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,042,447)        204,973             79,171
                                                      -------------        --------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        5,094,983         280,571            866,169
                                                      -------------        --------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   4,854,275        $448,652        $   738,177
                                                      =============        ========        ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                     EQ/Franklin      EQ/Franklin
                                                    EQ/FI Mid Cap       Income      Small Cap Value
                                                    -------------   -------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --   $     661,934     $    5,394
 Expenses:
  Asset-based charges ............................      1,065,108         252,777         15,614
                                                    -------------   -------------     ----------
Net Investment Income (Loss) .....................     (1,065,108)        409,157        (10,220)
                                                    -------------   -------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,211,103         221,247        (11,184)
  Realized gain distribution from The Trusts .....      9,234,219          53,387          4,419
                                                    -------------   -------------     ----------
 Net realized gain (loss) ........................     13,445,322         274,634         (6,765)
                                                    -------------   -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,467,692)     (1,009,429)      (164,998)
                                                    -------------   -------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,977,630        (734,795)      (171,763)
                                                    -------------   -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,912,522   $    (325,638)    $ (181,983)
                                                    =============   =============     ==========



                                                         EQ/Franklin          EQ/GAMCO       EQ/GAMCO
                                                          Templeton          Mergers and   Small Company
                                                    Founding Strategy (a)   Acquisitions       Value
                                                    ---------------------   ------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $   64,004         $    50,519     $   99,307
 Expenses:
  Asset-based charges ............................           26,829             113,766        299,787
                                                         ----------         -----------     ----------
Net Investment Income (Loss) .....................           37,175             (63,247)      (200,480)
                                                         ----------         -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (33,770)            618,347        883,182
  Realized gain distribution from The Trusts .....              233             314,338        822,996
                                                         ----------         -----------     ----------
 Net realized gain (loss) ........................          (33,537)            932,685      1,706,178
                                                         ----------         -----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         (156,324)           (548,858)      (306,816)
                                                         ----------         -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (189,861)            383,827      1,399,362
                                                         ----------         -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ (152,686)        $   320,580     $1,198,882
                                                         ==========         ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007



                                                    EQ/International   EQ/JPMorgan        EQ/JPMorgan
                                                         Growth         Core Bond     Value Opportunities
                                                    ----------------   -----------    -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  37,843       $2,472,784        $     456,122
 Expenses:
  Asset-based charges ............................        79,202          861,741              512,708
                                                       ---------       ----------        -------------
Net Investment Income (Loss) .....................       (41,359)       1,611,043              (56,586)
                                                       ---------       ----------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       478,217         (374,349)           2,267,090
  Realized gain distribution from The Trusts .....       265,365               --            4,758,586
                                                       ---------       ----------        -------------
 Net realized gain (loss) ........................       743,582         (374,349)           7,025,676
                                                       ---------       ----------        -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (29,895)        (288,884)          (7,560,512)
                                                       ---------       ----------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       713,687         (663,233)            (534,836)
                                                       ---------       ----------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 672,328       $  947,810        $    (591,422)
                                                       =========       ==========        =============



                                                                                  EQ/Lord Abbett
                                                      EQ/Legg Mason    EQ/Long      Growth and
                                                       Value Equity   Term Bond       Income
                                                      -------------   ---------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $       --     $190,234     $    46,589
 Expenses:
  Asset-based charges ............................         60,503       64,511          68,683
                                                       ----------     --------     -----------
Net Investment Income (Loss) .....................        (60,503)     125,723         (22,094)
                                                       ----------     --------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         78,055          674         228,501
  Realized gain distribution from The Trusts .....        155,727           --         162,579
                                                       ----------     --------     -----------
 Net realized gain (loss) ........................        233,782          674         391,080
                                                       ----------     --------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (945,376)     186,906        (282,092)
                                                       ----------     --------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (711,594)     187,580         108,988
                                                       ----------     --------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (772,097)    $313,303     $    86,894
                                                       ==========     ========     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/Lord Abbett   EQ/Lord Abbett      EQ/Marsico
                                                    Large Cap Core    Mid Cap Value        Focus
                                                    --------------   --------------    -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  11,435      $      44,267     $     121,956
 Expenses:
  Asset-based charges ............................       21,308            118,130         1,044,589
                                                      ---------      -------------     -------------
Net Investment Income (Loss) .....................       (9,873)           (73,863)         (922,633)
                                                      ---------      -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      112,858            472,590         6,277,814
  Realized gain distribution from The Trusts .....       59,777            577,318         5,792,390
                                                      ---------      -------------     -------------
 Net realized gain (loss) ........................      172,635          1,049,908        12,070,204
                                                      ---------      -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (47,782)        (1,210,970)       (2,687,707)
                                                      ---------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      124,853           (161,062)        9,382,497
                                                      ---------      -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 114,980      $    (234,925)    $   8,459,864
                                                      =========      =============     =============



                                                                    EQ/Montag
                                                        EQ/Money    & Caldwell     EQ/Mutual
                                                         Market       Growth        Shares
                                                     -----------   -----------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $5,594,719    $   5,374     $       --
 Expenses:
  Asset-based charges ............................     1,755,208       25,684         78,236
                                                      ----------    ---------     ----------
Net Investment Income (Loss) .....................     3,839,511      (20,310)       (78,236)
                                                      ----------    ---------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (100,420)      81,005         71,971
  Realized gain distribution from The Trusts .....            --           --            709
                                                      ----------    ---------     ----------
 Net realized gain (loss) ........................      (100,420)      81,005         72,680
                                                      ----------    ---------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       102,158      230,785       (271,204)
                                                      ----------    ---------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         1,738      311,790       (198,524)
                                                      ----------    ---------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,841,249    $ 291,480     $ (276,760)
                                                      ==========    =========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                     EQ/Oppenheimer    EQ/Oppenheimer
                                                    EQ/Oppenheimer    Main Street        Main Street
                                                        Global        Opportunity         Small Cap
                                                    --------------   --------------    --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   6,303        $   3,217         $      --
 Expenses:
  Asset-based charges ............................       26,659            9,024            12,821
                                                      ---------        ---------         ---------
Net Investment Income (Loss) .....................      (20,356)          (5,807)          (12,821)
                                                      ---------        ---------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       54,650           22,443             9,027
  Realized gain distribution from The Trusts .....       25,912           33,938            17,585
                                                      ---------        ---------         ---------
 Net realized gain (loss) ........................       80,562           56,381            26,612
                                                      ---------        ---------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (62,744)         (54,223)          (89,406)
                                                      ---------        ---------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       17,818            2,158           (62,794)
                                                      ---------        ---------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $  (2,538)       $  (3,649)        $ (75,615)
                                                      =========        =========         =========




                                                        EQ/PIMCO       EQ/Short        EQ/Small
                                                      Real Return   Duration Bond   Company Index
                                                      ------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  385,074       $204,069     $     424,770
 Expenses:
  Asset-based charges ............................       171,332         75,697           501,526
                                                      ----------       --------     -------------
Net Investment Income (Loss) .....................       213,742        128,372           (76,756)
                                                      ----------       --------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (36,170)        49,217         3,220,381
  Realized gain distribution from The Trusts .....       137,728             --         2,229,207
                                                      ----------       --------     -------------
 Net realized gain (loss) ........................       101,558         49,217         5,449,588
                                                      ----------       --------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       882,798         14,575        (6,290,417)
                                                      ----------       --------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       984,356         63,792          (840,829)
                                                      ----------       --------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,198,098       $192,164     $    (917,585)
                                                      ==========       ========     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                         EQ/UBS
                                                    EQ/T. Rowe Price   EQ/Templeton    Growth and
                                                      Growth Stock        Growth         Income
                                                    ----------------   ------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $      13,119      $   24,487    $    26,564
 Expenses:
  Asset-based charges ............................         144,851          60,089         53,864
                                                     -------------      ----------    -----------
Net Investment Income (Loss) .....................        (131,732)        (35,602)       (27,300)
                                                     -------------      ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         470,989          73,384        298,208
  Realized gain distribution from The Trusts .....         971,797          13,967             --
                                                     -------------      ----------    -----------
 Net realized gain (loss) ........................       1,442,786          87,351        298,208
                                                     -------------      ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,699,319)       (133,785)      (268,254)
                                                     -------------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (256,533)        (46,434)        29,954
                                                     -------------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $    (388,265)     $  (82,036)   $     2,654
                                                     =============      ==========    ===========



                                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    EQ/Van Kampen   Emerging Markets      Mid Cap
                                                       Comstock          Equity            Growth
                                                    -------------   ----------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      95,329     $         --       $  17,626
 Expenses:
  Asset-based charges ............................        126,220        1,652,049          62,840
                                                    -------------     ------------       ---------
Net Investment Income (Loss) .....................        (30,891)      (1,652,049)        (45,214)
                                                    -------------     ------------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,486,720       23,076,744         284,094
  Realized gain distribution from The Trusts .....        214,793       23,102,945         368,680
                                                    -------------     ------------       ---------
 Net realized gain (loss) ........................      1,701,513       46,179,689         652,774
                                                    -------------     ------------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,589,997)      (6,078,957)         43,373
                                                    -------------     ------------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        111,516       40,100,732         696,147
                                                    -------------     ------------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      80,625     $ 38,448,683       $ 650,933
                                                    =============     ============       =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        MarketPLUS         MarketPLUS         MarketPLUS
                                                    International Core   Large Cap Core    Large Cap Growth
                                                    ------------------   --------------    ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $      99,488      $     128,695       $    288,036
 Expenses:
  Asset-based charges ............................          307,057            172,005          1,202,444
                                                      -------------      -------------       ------------
Net Investment Income (Loss) .....................         (207,569)           (43,310)          (914,408)
                                                      -------------      -------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        2,171,609            790,416         (8,098,352)
  Realized gain distribution from The Trusts .....        4,919,280          2,140,886                 --
                                                      -------------      -------------       ------------
 Net realized gain (loss) ........................        7,090,889          2,931,302         (8,098,352)
                                                      -------------      -------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (3,566,296)        (2,540,625)        20,263,265
                                                      -------------      -------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        3,524,593            390,677         12,164,913
                                                      -------------      -------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   3,317,024      $     347,367       $ 11,250,505
                                                      =============      =============       ============



                                                         MarketPLUS       Multimanager     Multimanager
                                                       Mid Cap Value   Aggressive Equity     Core Bond
                                                      --------------   -----------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   1,293,214      $   13,248        $1,528,177
 Expenses:
  Asset-based charges ............................         1,989,372         563,081           554,582
                                                       -------------      ----------        ----------
Net Investment Income (Loss) .....................          (696,158)       (549,833)          973,595
                                                       -------------      ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         6,412,426        (272,959)         (331,138)
  Realized gain distribution from The Trusts .....        29,794,655              --                --
                                                       -------------      ----------        ----------
 Net realized gain (loss) ........................        36,207,081        (272,959)         (331,138)
                                                       -------------      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (37,752,262)      5,110,031         1,023,110
                                                       -------------      ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (1,545,181)      4,837,072           691,972
                                                       -------------      ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $  (2,241,339)     $4,287,239        $1,665,567
                                                       =============      ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                     Multimanager
                                                    Multimanager    Multimanager    International
                                                     Health Care     High Yield         Equity
                                                    ------------   -------------    -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        --    $   5,751,023    $     198,675
 Expenses:
  Asset-based charges ............................      193,135        1,199,625          441,944
                                                    -----------    -------------    -------------
Net Investment Income (Loss) .....................     (193,135)       4,551,398         (243,269)
                                                    -----------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      412,540       (1,166,906)       3,295,965
  Realized gain distribution from The Trusts .....      954,703               --        1,658,670
                                                    -----------    -------------    -------------
 Net realized gain (loss) ........................    1,367,243       (1,166,906)       4,954,635
                                                    -----------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (186,666)      (1,849,716)      (1,484,569)
                                                    -----------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,180,577       (3,016,622)       3,470,066
                                                    -----------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   987,442    $   1,534,776    $   3,226,797
                                                    ===========    =============    =============



                                                       Multimanager   Multimanager    Multimanager
                                                        Large Cap       Large Cap      Large Cap
                                                       Core Equity       Growth          Value
                                                     --------------   ------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $      33,596    $       --    $     262,361
 Expenses:
  Asset-based charges ............................          100,418       187,294          357,575
                                                      -------------    ----------    -------------
Net Investment Income (Loss) .....................          (66,822)     (187,294)         (95,214)
                                                      -------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          874,645     1,026,479        1,624,804
  Realized gain distribution from The Trusts .....          551,674     1,351,639        2,414,182
                                                      -------------    ----------    -------------
 Net realized gain (loss) ........................        1,426,319     2,378,118        4,038,986
                                                      -------------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,000,895)     (978,018)      (3,367,583)
                                                      -------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          425,424     1,400,100          671,403
                                                      -------------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $     358,602    $1,212,806    $     576,189
                                                      =============    ==========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    Multimanager    Multimanager    Multimanager     Multimanager
                                                      Mid Cap          Mid Cap        Small Cap        Small Cap       Multimanager
                                                       Growth           Value           Growth          Value          Technology
                                                    ------------    ------------    -------------   ---------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       --       $       --     $         --     $    101,367     $       --
 Expenses:
  Asset-based charges ............................     309,605          359,855          130,674          534,807        525,337
                                                    ----------       ----------     ------------     ------------     ----------
Net Investment Income (Loss) .....................    (309,605)        (359,855)        (130,674)        (433,440)      (525,337)
                                                    ----------       ----------     ------------     ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   1,273,653         (587,854)          80,640         (301,845)     3,743,427
  Realized gain distribution from The Trusts .....   2,047,898        1,709,624          984,450        2,653,311             --
                                                    ----------       ----------     ------------     ------------     ----------
 Net realized gain (loss) ........................   3,321,551        1,121,770        1,065,090        2,351,466      3,743,427
                                                    ----------       ----------     ------------     ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (877,377)        (587,830)      (1,321,377)      (5,565,202)     1,909,898
                                                    ----------       ----------     ------------     ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   2,444,174          533,940         (256,287)      (3,213,736)     5,653,325
                                                    ----------       ----------     ------------     ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $2,134,569       $  174,085     $   (386,961)    $ (3,647,176)    $5,127,988
                                                    ==========       ==========     ============     ============     ==========

-------
(a) Commenced operation on May 29, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Aggressive                 AXA Conservative
                                                            Allocation                      Allocation
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    252,511     $   191,971    $    436,817    $    279,394
 Net realized gain (loss) on investments ........     2,078,690         754,654         672,134         193,902
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,520,870)        906,442        (382,382)        143,650
                                                   ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       810,331       1,853,067         726,569         616,946
                                                   ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       381,248         570,466         286,364          78,227
  Transfers between funds including
   guaranteed interest account, net .............     9,763,502       9,007,356       9,166,320       3,570,144
  Transfers for contract benefits and
   terminations .................................    (3,802,147)       (831,523)     (3,834,202)     (1,763,236)
  Contract maintenance charges ..................       (63,543)        (29,657)        (38,183)        (24,606)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,279,060       8,716,642       5,580,299       1,860,529
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (46,690)             --         (71,671)
                                                   ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     7,089,391      10,523,019       6,306,868       2,405,804
Net Assets - Beginning of Period ................    17,391,092       6,868,073      12,240,032       9,834,228
                                                   ------------     -----------    ------------    ------------
Net Assets - End of Period ......................  $ 24,480,483     $17,391,092    $ 18,546,900    $ 12,240,032
                                                   ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============     ===========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,205           1,057           1,388             975
 Redeemed .......................................          (749)           (339)           (880)           (791)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................           456             718             508             184
                                                   ============     ===========    ============    ============



                                                       AXA Conservative-Plus                AXA Moderate
                                                            Allocation                       Allocation
                                                  ------------------------------- --------------------------------
                                                        2007            2006            2007             2006
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    535,650    $    305,393    $   6,167,800    $   4,632,714
 Net realized gain (loss) on investments ........       954,535         459,763       23,687,374       16,525,296
 Change in unrealized appreciation
  (depreciation) of investments .................      (664,944)        359,666      (12,592,262)       9,825,690
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       825,241       1,124,822       17,262,912       30,983,700
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       401,329         138,670        3,554,030        2,836,850
  Transfers between funds including
   guaranteed interest account, net .............    11,589,753       4,767,835       11,560,892       (4,713,098)
  Transfers for contract benefits and
   terminations .................................    (3,277,237)     (1,314,587)     (48,454,592)     (42,598,134)
  Contract maintenance charges ..................       (40,712)        (31,955)        (921,932)        (965,715)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,673,133       3,559,963      (34,261,602)     (45,440,097)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (47,579)              --          (71,514)
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     9,498,374       4,637,206      (16,998,690)     (14,527,911)
Net Assets - Beginning of Period ................    17,927,887      13,290,681      361,797,495      376,325,406
                                                   ------------    ------------    -------------    -------------
Net Assets - End of Period ......................  $ 27,426,261    $ 17,927,887    $ 344,798,805    $ 361,797,495
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               72               48
 Redeemed .......................................            --              --             (115)            (138)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --              (43)             (90)
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,379             860              473              677
 Redeemed .......................................          (634)           (532)          (1,107)          (1,553)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           744             328             (634)            (876)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Moderate-Plus                EQ/AllianceBernstein
                                                             Allocation                       Common Stock
                                                  -------------------------------- -----------------------------------
                                                        2007             2006             2007              2006
                                                  ---------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,815,537    $  1,080,594    $    (1,830,618)  $    (1,056,098)
 Net realized gain (loss) on investments ........      6,765,018       1,912,544         (1,763,765)      (17,126,379)
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,928,324)      4,082,567         15,446,391        65,207,213
                                                   -------------    ------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................      4,652,231       7,075,705         11,852,008        47,024,736
                                                   -------------    ------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      2,654,637       1,162,631          2,512,081         2,530,379
  Transfers between funds including
   guaranteed interest account, net .............     50,568,239      48,869,632        (51,051,864)      (50,559,657)
  Transfers for contract benefits and
   terminations .................................    (11,054,225)     (5,760,081)       (63,484,902)      (64,120,978)
  Contract maintenance charges ..................       (317,869)       (136,146)        (1,518,413)       (1,839,391)
                                                   -------------    ------------    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     41,850,782      44,136,036       (113,543,098)     (113,989,647)
                                                   -------------    ------------    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --         (36,529)                --          (396,886)
                                                   -------------    ------------    ---------------   ---------------
Increase (Decrease) in Net Assets ...............     46,503,013      51,175,212       (101,691,090)      (67,361,797)
Net Assets - Beginning of Period ................     81,064,582      29,889,370        514,320,004       581,681,801
                                                   -------------    ------------    ---------------   ---------------
Net Assets - End of Period ......................  $ 127,567,595    $ 81,064,582    $   412,628,914   $   514,320,004
                                                   =============    ============    ===============   ===============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --              --                  3                16
 Redeemed .......................................             --              --                (66)              (72)
                                                   -------------    ------------    ---------------   ---------------
 Net Increase (Decrease) ........................             --              --                (63)              (56)
                                                   =============    ============    ===============   ===============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          4,863           4,846                  9                91
 Redeemed .......................................         (1,646)         (1,091)              (355)             (484)
                                                   -------------    ------------    ---------------   ---------------
 Net Increase (Decrease) ........................          3,217           3,755               (346)             (393)
                                                   =============    ============    ===============   ===============



                                                        EQ/AllianceBernstein
                                                            Intermediate                  EQ/AllianceBernstein
                                                        Government Securities                 International
                                                  --------------------------------- ---------------------------------
                                                        2007             2006             2007             2006
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    2,557,590   $   2,649,325    $    (352,585)   $     (35,737)
 Net realized gain (loss) on investments ........        (596,245)       (695,557)      31,478,502       24,976,328
 Change in unrealized appreciation
  (depreciation) of investments .................       3,117,884        (209,161)     (12,662,902)      10,950,680
                                                   --------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       5,079,229       1,744,607       18,463,015       35,891,271
                                                   --------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         555,059         884,109          900,894        1,048,397
  Transfers between funds including
   guaranteed interest account, net .............      (6,240,913)    (11,505,080)      (4,858,792)         156,084
  Transfers for contract benefits and
   terminations .................................     (15,249,455)    (16,890,778)     (22,785,317)     (18,095,466)
  Contract maintenance charges ..................        (196,818)       (247,650)        (511,666)        (515,601)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (21,132,127)    (27,759,399)     (27,254,881)     (17,406,586)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......              --         (96,140)           1,145          (42,757)
                                                   --------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (16,052,898)    (26,110,932)      (8,790,721)      18,441,928
Net Assets - Beginning of Period ................     110,433,894     136,544,826      190,688,837      172,246,909
                                                   --------------   -------------    -------------    -------------
Net Assets - End of Period ......................  $   94,380,996   $ 110,433,894    $ 181,898,116    $ 190,688,837
                                                   ==============   =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              40              27               64              152
 Redeemed .......................................             (73)            (82)            (216)            (293)
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................             (33)            (55)            (152)            (141)
                                                   ==============   =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             236             640              400            1,321
 Redeemed .......................................          (1,318)         (2,099)          (1,641)          (2,219)
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................          (1,082)         (1,459)          (1,241)            (898)
                                                   ==============   =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/AllianceBernstein             EQ/AllianceBernstein
                                                          Large Cap Growth                   Quality Bond
                                                  --------------------------------- -------------------------------
                                                        2007             2006             2007            2006
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,101,933)   $  (1,284,009)   $    587,781    $    457,568
 Net realized gain (loss) on investments ........     (3,298,112)      (7,479,562)       (126,432)       (246,386)
 Change in unrealized appreciation
  (depreciation) of investments .................     13,109,594        6,305,608          86,916         232,249
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      8,709,549       (2,457,963)        548,265         443,431
                                                   -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        576,166          723,434          71,717          62,388
  Transfers between funds including
   guaranteed interest account, net .............     (9,277,363)      (7,680,012)       (157,337)     (2,454,876)
  Transfers for contract benefits and
   terminations .................................     (9,211,396)      (8,847,038)     (2,809,482)     (3,262,724)
  Contract maintenance charges ..................       (195,219)        (242,151)        (48,010)        (56,125)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (18,107,812)     (16,045,767)     (2,943,112)     (5,711,337)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (3,455)        (750,178)             --         (34,034)
                                                   -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (9,401,718)     (19,253,908)     (2,394,847)     (5,301,940)
Net Assets - Beginning of Period ................     80,610,339       99,864,247      19,819,512      25,121,452
                                                   -------------    -------------    ------------    ------------
Net Assets - End of Period ......................  $  71,208,621    $  80,610,339    $ 17,424,665    $ 19,819,512
                                                   =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --              --              --
 Redeemed .......................................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................             --               --              --              --
                                                   =============    =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            324            1,317             180             396
 Redeemed .......................................         (2,801)          (3,701)           (358)           (756)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................         (2,477)          (2,384)           (178)           (360)
                                                   =============    =============    ============    ============



                                                        EQ/AllianceBernstein              EQ/AllianceBernstein
                                                          Small Cap Growth                      Value (e)
                                                  --------------------------------- ---------------------------------
                                                        2007             2006             2007             2006
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,425,849)   $  (1,589,100)   $   2,335,436    $     164,669
 Net realized gain (loss) on investments ........     20,005,792       13,487,213       49,668,863       15,905,854
 Change in unrealized appreciation
  (depreciation) of investments .................     (4,619,449)      (4,278,250)     (77,578,095)      11,920,233
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     13,960,494        7,619,863      (25,573,796)      27,990,756
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        537,778          609,567        1,087,382          856,355
  Transfers between funds including
   guaranteed interest account, net .............    (12,446,614)      (8,607,471)     319,698,557           20,755
  Transfers for contract benefits and
   terminations .................................    (11,297,746)     (10,682,017)     (32,962,689)     (17,798,692)
  Contract maintenance charges ..................       (272,834)        (313,853)        (700,895)        (415,350)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (23,479,416)     (18,993,774)     287,122,355      (17,336,932)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (1,734)         (29,177)              --         (131,696)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (9,520,656)     (11,403,088)     261,548,559       10,522,128
Net Assets - Beginning of Period ................    102,725,808      114,128,896      163,781,043      153,258,915
                                                   -------------    -------------    -------------    -------------
Net Assets - End of Period ......................  $  93,205,152    $ 102,725,808    $ 425,329,602    $ 163,781,043
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             15              103            4,554               --
 Redeemed .......................................           (164)            (164)            (454)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (149)             (61)           4,100               --
                                                   =============    =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            144              532           22,943            1,519
 Redeemed .......................................         (1,191)          (1,572)          (5,620)          (2,609)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................         (1,047)          (1,040)          17,323           (1,090)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        EQ/BlackRock
                                                   EQ/Ariel Appreciation II          Basic Value Equity
                                                  --------------------------- ---------------------------------
                                                       2007          2006           2007             2006
                                                  -------------- ------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (10,612)   $  (1,407)   $    (621,770)   $   1,890,145
 Net realized gain (loss) on investments ........       76,165        9,604       17,272,238       11,260,036
 Change in unrealized appreciation
  (depreciation) of investments .................     (123,806)      56,560      (16,021,564)      12,884,428
                                                    ----------    ---------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      (58,253)      64,757          628,904       26,034,609
                                                    ----------    ---------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        7,431        6,562          558,212          624,116
  Transfers between funds including
   guaranteed interest account, net .............      433,749      514,683      (11,090,916)     (12,426,504)
  Transfers for contract benefits and
   terminations .................................      (74,125)     (25,285)     (16,838,153)     (16,403,366)
  Contract maintenance charges ..................       (2,681)      (1,655)        (377,791)        (408,239)
                                                    ----------    ---------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      364,374      494,305      (27,748,648)     (28,613,993)
                                                    ----------    ---------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (354)              --         (379,424)
                                                    ----------    ---------    -------------    -------------
Increase (Decrease) in Net Assets ...............      306,121      558,708      (27,119,744)      (2,958,808)
Net Assets - Beginning of Period ................      802,966      244,258      151,184,168      154,142,976
                                                    ----------    ---------    -------------    -------------
Net Assets - End of Period ......................   $1,109,087    $ 802,966    $ 124,064,424    $ 151,184,168
                                                    ==========    =========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --               --               --
 Redeemed .......................................           --           --               --               --
                                                    ----------    ---------    -------------    -------------
 Net Increase (Decrease) ........................           --           --               --               --
                                                    ==========    =========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           84           65              169              520
 Redeemed .......................................          (54)         (18)          (1,284)          (1,857)
                                                    ----------    ---------    -------------    -------------
 Net Increase (Decrease) ........................           30           47           (1,115)          (1,337)
                                                    ==========    =========    =============    =============



                                                            EQ/BlackRock                 EQ/Boston Advisors
                                                        International Value                 Equity Income
                                                  -------------------------------- -------------------------------
                                                        2007             2006            2007            2006
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $      287,550   $  1,543,846    $     24,831    $    120,185
 Net realized gain (loss) on investments ........      17,325,410      7,946,215       1,786,893       1,033,038
 Change in unrealized appreciation
  (depreciation) of investments .................     (10,420,378)     6,928,413      (1,377,535)        759,059
                                                   --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       7,192,582     16,418,474         434,189       1,912,282
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         451,734        500,424          37,399          47,542
  Transfers between funds including
   guaranteed interest account, net .............      (1,360,437)     5,153,361      (2,327,254)      2,035,688
  Transfers for contract benefits and
   terminations .................................     (10,654,140)    (6,931,835)     (1,831,995)     (1,079,292)
  Contract maintenance charges ..................        (235,175)      (212,640)        (31,969)        (34,408)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (11,798,018)    (1,490,690)     (4,153,819)        969,530
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......              --         (5,905)             --         (33,621)
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............      (4,605,436)    14,921,879      (3,719,630)      2,848,191
Net Assets - Beginning of Period ................      85,580,308     70,658,429      15,579,628      12,731,437
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period ......................  $   80,974,872   $ 85,580,308    $ 11,859,998    $ 15,579,628
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --             --              --              --
 Redeemed .......................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................              --             --              --              --
                                                   ==============   ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             392          1,003             309             986
 Redeemed .......................................            (877)        (1,089)           (900)           (830)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................            (485)           (86)           (591)            156
                                                   ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Calvert                     EQ/Capital
                                                       Socially Responsible              Guardian Growth
                                                  ------------------------------- -----------------------------
                                                        2007            2006           2007           2006
                                                  ---------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $ (13,211)      $  (17,282)    $  (80,787)    $  (38,041)
 Net realized gain (loss) on investments ........       94,185          117,582        264,835        144,148
 Change in unrealized appreciation
  (depreciation) of investments .................       19,986          (60,259)      (399,894)       123,864
                                                     ---------       ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      100,960           40,041       (215,846)       229,971
                                                     ---------       ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       30,792           14,450         18,443         12,323
  Transfers between funds including
   guaranteed interest account, net .............       40,738           45,779      5,456,113      2,280,436
  Transfers for contract benefits and
   terminations .................................     (113,871)        (176,296)      (435,115)      (393,336)
  Contract maintenance charges ..................       (2,761)          (3,113)        (9,096)        (6,809)
                                                     ---------       ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (45,102)        (119,180)     5,030,345      1,892,614
                                                     ---------       ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --          (43,719)            --        (55,488)
                                                     ---------       ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............       55,858         (122,858)     4,814,499      2,067,097
Net Assets - Beginning of Period ................    1,055,032        1,177,890      4,323,619      2,256,522
                                                    ----------       ----------     ----------     ----------
Net Assets - End of Period ......................   $1,110,890       $1,055,032     $9,138,118     $4,323,619
                                                    ==========       ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --               --             --             --
 Redeemed .......................................           --               --             --             --
                                                     ---------       ----------     ----------     ----------
 Net Increase (Decrease) ........................           --               --             --             --
                                                     =========       ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           31               69            416            219
 Redeemed .......................................          (37)             (83)           (98)           (65)
                                                     ---------       ----------     ----------     ----------
 Net Increase (Decrease) ........................           (6)             (14)           318            154
                                                     =========       ==========     ==========     ==========



                                                             EQ/Capital             EQ/Caywood-Scholl High Yield
                                                        Guardian Research (b)                   Bond
                                                  --------------------------------- ----------------------------
                                                        2007             2006            2007           2006
                                                  ---------------- ---------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (265,686)  $     (576,262)   $  344,177    $  252,756
 Net realized gain (loss) on investments ........       9,779,929        4,769,185        59,913         2,075
 Change in unrealized appreciation
  (depreciation) of investments .................     (11,042,267)       2,457,133      (344,510)       41,234
                                                   --------------   --------------    ----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................      (1,528,024)       6,650,056        59,580       296,065
                                                   --------------   --------------    ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         357,647          358,544        28,081        30,888
  Transfers between funds including
   guaranteed interest account, net .............      24,989,019       (3,992,914)    1,200,473     3,850,816
  Transfers for contract benefits and
   terminations .................................      (9,705,756)      (7,654,166)     (603,593)     (361,154)
  Contract maintenance charges ..................        (207,197)        (198,213)      (13,485)      (11,476)
                                                   --------------   --------------    ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      15,433,713      (11,486,749)      611,476     3,509,074
                                                   --------------   --------------    ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          67,822          (83,915)           --        (8,534)
                                                   --------------   --------------    ----------    ----------
Increase (Decrease) in Net Assets ...............      13,973,511       (4,920,608)      671,056     3,796,605
Net Assets - Beginning of Period ................      64,390,147       69,310,755     5,611,588     1,814,983
                                                   --------------   --------------    ----------    ----------
Net Assets - End of Period ......................  $   78,363,658   $   64,390,147    $6,282,644    $5,611,588
                                                   ==============   ==============    ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --               --            --            --
 Redeemed .......................................              --               --            --            --
                                                   --------------   --------------    ----------    ----------
 Net Increase (Decrease) ........................              --               --            --            --
                                                   ==============   ==============    ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           2,641              297           392           585
 Redeemed .......................................          (1,577)          (1,227)         (338)         (252)
                                                   --------------   --------------    ----------    ----------
 Net Increase (Decrease) ........................           1,064             (930)           54           333
                                                   ==============   ==============    ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Davis New
                                                        York Venture (a)               EQ/Equity 500 Index
                                                  ----------------------------- ---------------------------------
                                                       2007           2006            2007             2006
                                                  -------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (35,928)    $     (444)   $    (240,708)   $      69,619
 Net realized gain (loss) on investments ........       94,610          2,104        6,137,430        4,501,996
 Change in unrealized appreciation
  (depreciation) of investments .................      (59,199)        49,050       (1,042,447)      13,183,931
                                                    ----------     ----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................         (517)        50,710        4,854,275       17,755,546
                                                    ----------     ----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       28,907         13,506          970,147          859,667
  Transfers between funds including
   guaranteed interest account, net .............    4,707,127      1,421,226       (7,661,457)     (10,380,443)
  Transfers for contract benefits and
   terminations .................................     (349,780)        (6,747)     (20,479,063)     (16,662,720)
  Contract maintenance charges ..................      (10,747)          (209)        (364,698)        (404,141)
                                                    ----------     ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,375,507      1,427,776      (27,535,071)     (26,587,637)
                                                    ----------     ----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          113            (29)          (2,777)           6,658
                                                    ----------     ----------    -------------    -------------
Increase (Decrease) in Net Assets ...............    4,375,103      1,478,457      (22,683,573)      (8,825,433)
Net Assets - Beginning of Period ................    1,478,457             --      140,120,140      148,945,573
                                                    ----------     ----------    -------------    -------------
Net Assets - End of Period ......................   $5,853,560     $1,478,457    $ 117,436,567    $ 140,120,140
                                                    ==========     ==========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --               --
 Redeemed .......................................           --             --               --               --
                                                    ----------     ----------    -------------    -------------
 Net Increase (Decrease) ........................           --             --               --               --
                                                    ==========     ==========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          473            148              226              445
 Redeemed .......................................          (81)           (12)          (1,122)          (1,416)
                                                    ----------     ----------    -------------    -------------
 Net Increase (Decrease) ........................          392            136             (896)            (971)
                                                    ==========     ==========    =============    =============



                                                           EQ/Evergreen                   EQ/Evergreen
                                                        International Bond                    Omega
                                                  ------------------------------ -------------------------------
                                                        2007           2006            2007            2006
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   168,081     $  (18,940)   $    (127,992)  $      56,665
 Net realized gain (loss) on investments ........        75,598          3,605          786,998       1,240,615
 Change in unrealized appreciation
  (depreciation) of investments .................       204,973         66,166           79,171        (929,749)
                                                    -----------     ----------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................       448,652         50,831          738,177         367,531
                                                    -----------     ----------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        42,658          9,357           57,727          29,256
  Transfers between funds including
   guaranteed interest account, net .............     7,743,610      2,922,247          723,641        (683,591)
  Transfers for contract benefits and
   terminations .................................      (634,159)      (142,909)      (1,349,891)       (919,427)
  Contract maintenance charges ..................        (9,792)        (6,521)         (22,356)        (25,855)
                                                    -----------     ----------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     7,142,317      2,782,174         (590,879)     (1,599,617)
                                                    -----------     ----------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --           (221)              --        (128,769)
                                                    -----------     ----------    -------------   -------------
Increase (Decrease) in Net Assets ...............     7,590,969      2,832,784          147,298      (1,360,855)
Net Assets - Beginning of Period ................     3,044,708        211,924        8,919,461      10,280,316
                                                    -----------     ----------    -------------   -------------
Net Assets - End of Period ......................   $10,635,677     $3,044,708    $   9,066,759   $   8,919,461
                                                    ===========     ==========    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --               --              --
 Redeemed .......................................            --             --               --              --
                                                    -----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................            --             --               --              --
                                                    ===========     ==========    =============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           798            428              272             198
 Redeemed .......................................          (120)          (144)            (346)           (388)
                                                    -----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................           678            284              (74)           (190)
                                                    ===========     ==========    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/FI Mid Cap               EQ/Franklin Income (a)
                                                  --------------------------------- -------------------------------
                                                        2007             2006             2007            2006
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,065,108)   $    1,303,263   $    409,157    $   22,356
 Net realized gain (loss) on investments ........     13,445,322         6,945,264        274,634         7,132
 Change in unrealized appreciation
  (depreciation) of investments .................     (7,467,692)         (804,489)    (1,009,429)       93,608
                                                   -------------    --------------   ------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................      4,912,522         7,444,038       (325,638)      123,096
                                                   -------------    --------------   ------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        455,430           327,746        329,622        19,911
  Transfers between funds including
   guaranteed interest account, net .............     (6,901,443)       (6,529,668)    17,737,303     6,378,745
  Transfers for contract benefits and
   terminations .................................     (7,730,811)       (6,857,295)    (2,055,211)      (62,510)
  Contract maintenance charges ..................       (167,106)         (181,613)       (38,458)       (1,793)
                                                   -------------    --------------   ------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (14,343,930)      (13,240,830)    15,973,256     6,334,353
                                                   -------------    --------------   ------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --          (107,501)           590            (2)
                                                   -------------    --------------   ------------    ----------
Increase (Decrease) in Net Assets ...............     (9,431,408)       (5,904,293)    15,648,208     6,457,447
Net Assets - Beginning of Period ................     76,090,322        81,994,615      6,457,447            --
                                                   -------------    --------------   ------------    ----------
Net Assets - End of Period ......................  $  66,658,914    $   76,090,322   $ 22,105,655    $6,457,447
                                                   =============    ==============   ============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --                --             --            --
 Redeemed .......................................             --                --             --            --
                                                   -------------    --------------   ------------    ----------
 Net Increase (Decrease) ........................             --                --             --            --
                                                   =============    ==============   ============    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            401               811          1,893           679
 Redeemed .......................................         (1,448)           (1,900)          (405)          (60)
                                                   -------------    --------------   ------------    ----------
 Net Increase (Decrease) ........................         (1,047)           (1,089)         1,488           619
                                                   =============    ==============   ============    ==========



                                                           EQ/Franklin            EQ/Franklin Templeton
                                                       Small Cap Value (a)        Founding Strategy (f)
                                                  -----------------------------   ---------------------
                                                       2007             2006              2007
                                                  --------------   ------------   ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (10,220)       $  (206)        $   37,175
 Net realized gain (loss) on investments ........       (6,765)         1,551            (33,537)
 Change in unrealized appreciation
  (depreciation) of investments .................     (164,998)         5,994           (156,324)
                                                    ----------        -------         ----------
 Net increase (decrease) in net assets from
  operations ....................................     (181,983)         7,339           (152,686)
                                                    ----------        -------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       17,849          6,674          1,634,986
  Transfers between funds including
   guaranteed interest account, net .............    1,248,291        350,536          3,749,803
  Transfers for contract benefits and
   terminations .................................     (102,545)          (445)          (736,227)
  Contract maintenance charges ..................       (2,775)          (109)            (6,819)
                                                    ----------        -------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,160,820        356,656          4,641,743
                                                    ----------        -------         ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           31            (13)               174
                                                    ----------        -------         ----------
Increase (Decrease) in Net Assets ...............      978,868        363,982          4,489,231
Net Assets - Beginning of Period ................      363,982             --                 --
                                                    ----------        -------         ----------
Net Assets - End of Period ......................   $1,342,850        $363,982        $4,489,231
                                                    ==========        ========        ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --                 --
 Redeemed .......................................           --           --                 --
                                                    ----------      --------        ----------
 Net Increase (Decrease) ........................           --           --                 --
                                                    ==========      ========        ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          199           42                633
 Redeemed .......................................          (95)          (8)              (161)
                                                    ----------      ----------      ----------
 Net Increase (Decrease) ........................          104           34                472
                                                    ==========      =========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/GAMCO Mergers                EQ/GAMCO Small
                                                         and Acquisitions                 Company Value
                                                  ------------------------------ -------------------------------
                                                        2007           2006            2007            2006
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (63,247)   $  302,813    $   (200,480)   $      7,561
 Net realized gain (loss) on investments ........        932,685        77,026       1,706,178         832,948
 Change in unrealized appreciation
  (depreciation) of investments .................       (548,858)      397,486        (306,816)      1,107,627
                                                   -------------    ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................        320,580       777,325       1,198,882       1,948,136
                                                   -------------    ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         16,565        36,560         217,062          85,383
  Transfers between funds including
   guaranteed interest account, net .............     (1,874,827)    2,877,690       9,459,472       2,597,487
  Transfers for contract benefits and
   terminations .................................       (401,189)     (211,170)     (2,150,843)     (1,016,200)
  Contract maintenance charges ..................        (32,017)      (21,714)        (49,192)        (30,127)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (2,291,468)    2,681,366       7,476,499       1,636,543
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --        (8,093)             --         (36,807)
                                                   -------------    ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (1,970,888)    3,450,598       8,675,381       3,547,872
Net Assets - Beginning of Period ................      9,125,250     5,674,652      14,559,245      11,011,373
                                                   -------------    ----------    ------------    ------------
Net Assets - End of Period ......................  $   7,154,362    $9,125,250    $ 23,234,626    $ 14,559,245
                                                   =============    ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --            --              --              --
 Redeemed .......................................             --            --              --              --
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................             --            --              --              --
                                                   =============    ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            304           338             434             296
 Redeemed .......................................           (483)          (96)           (178)           (234)
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................           (179)          242             256              62
                                                   =============    ==========    ============    ============



                                                     EQ/International Growth         EQ/JPMorgan Core Bond
                                                  ----------------------------- -------------------------------
                                                       2007           2006            2007            2006
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (41,359)    $   (2,880)   $  1,611,043    $  1,674,283
 Net realized gain (loss) on investments ........      743,582         91,912        (374,349)       (290,288)
 Change in unrealized appreciation
  (depreciation) of investments .................      (29,895)       237,333        (288,884)        132,667
                                                    ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      672,328        326,365         947,810       1,516,662
                                                    ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      108,437         37,497         249,638         184,251
  Transfers between funds including
   guaranteed interest account, net .............    4,859,874      1,819,919       2,947,050       5,807,526
  Transfers for contract benefits and
   terminations .................................     (471,820)      (143,996)     (7,431,466)     (6,848,561)
  Contract maintenance charges ..................      (14,640)        (2,986)       (139,544)       (145,973)
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,481,851      1,710,434      (4,374,322)     (1,002,757)
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (1,806)             --         (21,736)
                                                    ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    5,154,179      2,034,993      (3,426,512)        492,169
Net Assets - Beginning of Period ................    2,652,086        617,093      59,759,446      59,267,277
                                                    ----------     ----------    ------------    ------------
Net Assets - End of Period ......................   $7,806,265     $2,652,086    $ 56,332,934    $ 59,759,446
                                                    ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ==========     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          472            208             659             213
 Redeemed .......................................         (180)           (76)           (961)           (284)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................          292            132            (302)            (71)
                                                    ==========     ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/JPMorgan                   EQ/Legg Mason
                                                        Value Opportunities               Value Equity
                                                  ------------------------------- -----------------------------
                                                        2007            2006           2007           2006
                                                  --------------- --------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (56,586)   $  1,013,836     $  (60,503)    $  (31,299)
 Net realized gain (loss) on investments ........     7,025,676       2,017,119        233,782          2,097
 Change in unrealized appreciation
  (depreciation) of investments .................    (7,560,512)      3,111,521       (945,376)       224,402
                                                   ------------    ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      (591,422)      6,142,476       (772,097)       195,200
                                                   ------------    ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       158,514         212,859         21,750          1,482
  Transfers between funds including
   guaranteed interest account, net .............    (2,409,905)       (745,699)     4,805,336      2,948,187
  Transfers for contract benefits and
   terminations .................................    (4,501,182)     (4,221,319)      (230,226)      (179,124)
  Contract maintenance charges ..................      (105,998)       (114,417)        (9,820)        (5,859)
                                                   ------------    ------------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (6,858,571)     (4,868,576)     4,587,040      2,764,686
                                                   ------------    ------------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         3,424          57,686           (174)        (1,059)
                                                   ------------    ------------     ----------     ----------
Increase (Decrease) in Net Assets ...............    (7,446,569)      1,331,586      3,814,769      2,958,827
Net Assets - Beginning of Period ................    37,448,960      36,117,374      3,610,231        651,404
                                                   ------------    ------------     ----------     ----------
Net Assets - End of Period ......................  $ 30,002,391    $ 37,448,960     $7,425,000     $3,610,231
                                                   ============    ============     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15%Class A
 Issued .........................................            --              --             --             --
 Redeemed .......................................            --              --             --             --
                                                   ------------    ------------     ----------     ----------
 Net Increase (Decrease) ........................            --              --             --             --
                                                   ============    ============     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           137           1,382            485            330
 Redeemed .......................................          (550)         (1,722)           (99)           (71)
                                                   ------------    ------------     ----------     ----------
 Net Increase (Decrease) ........................          (413)           (340)           386            259
                                                   ============    ============     ==========     ==========



                                                                                       EQ/Lord Abbett
                                                        EQ/Long Term Bond             Growth and Income
                                                  ----------------------------- -----------------------------
                                                       2007           2006           2007           2006
                                                  -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  125,723     $   92,833     $  (22,094)    $    4,541
 Net realized gain (loss) on investments ........          674        (70,542)       391,080        114,963
 Change in unrealized appreciation
  (depreciation) of investments .................      186,906          7,727       (282,092)       235,372
                                                    ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      313,303         30,018         86,894        354,876
                                                    ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       19,167         22,704         13,137         26,316
  Transfers between funds including
   guaranteed interest account, net .............    1,346,813        717,426        (13,226)     3,757,644
  Transfers for contract benefits and
   terminations .................................     (538,409)      (221,274)      (604,940)      (234,848)
  Contract maintenance charges ..................      (11,563)        (9,089)        (9,911)        (4,382)
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      816,008        509,767       (614,940)     3,544,730
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --        (15,203)            --         (3,422)
                                                    ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    1,129,311        524,582       (528,046)     3,896,184
Net Assets - Beginning of Period ................    3,795,044      3,270,462      4,673,184        777,000
                                                    ----------     ----------     ----------     ----------
Net Assets - End of Period ......................   $4,924,355     $3,795,044     $4,145,138     $4,673,184
                                                    ==========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15%Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                    ==========     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          314            258            104            401
 Redeemed .......................................         (228)          (206)          (154)           (92)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           86             52            (50)           309
                                                    ==========     ==========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Lord Abbett                 EQ/Lord Abbett
                                                         Large Cap Core                  Mid Cap Value
                                                  ----------------------------- -------------------------------
                                                       2007           2006            2007            2006
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (9,873)    $   (1,589)   $     (73,863)  $     (29,281)
 Net realized gain (loss) on investments ........      172,635         39,407        1,049,908         508,514
 Change in unrealized appreciation
  (depreciation) of investments .................      (47,782)        65,646       (1,210,970)        358,406
                                                    ----------     ----------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................      114,980        103,464         (234,925)        837,639
                                                    ----------     ----------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        3,612          1,537           62,092          30,356
  Transfers between funds including
   guaranteed interest account, net .............      648,692        661,271        1,934,252        (353,858)
  Transfers for contract benefits and
   terminations .................................     (302,989)       (74,966)        (722,920)       (767,818)
  Contract maintenance charges ..................       (3,477)        (2,222)         (19,999)        (22,199)
                                                    ----------     ----------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      345,838        585,620        1,253,425      (1,113,519)
                                                    ----------     ----------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (2,959)              --         (21,721)
                                                    ----------     ----------    -------------   -------------
Increase (Decrease) in Net Assets ...............      460,818        686,125        1,018,500        (297,601)
Net Assets - Beginning of Period ................    1,304,153        618,028        7,322,413       7,620,014
                                                    ----------     ----------    -------------   -------------
Net Assets - End of Period ......................   $1,764,971     $1,304,153    $   8,340,913   $   7,322,413
                                                    ==========     ==========    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --              --
 Redeemed .......................................           --             --               --              --
                                                    ----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................           --             --               --              --
                                                    ==========     ==========    =============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           92             84              383             595
 Redeemed .......................................          (65)           (31)            (294)           (685)
                                                    ----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................           27             53               89             (90)
                                                    ==========     ==========    =============   =============



                                                          EQ/Marsico Focus                   EQ/Money Market
                                                  -------------------------------- -----------------------------------
                                                        2007             2006             2007              2006
                                                  ---------------- --------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (922,633)  $   (501,091)    $  3,839,511      $   3,589,418
 Net realized gain (loss) on investments ........      12,070,204      6,218,983         (100,420)          (250,487)
 Change in unrealized appreciation
  (depreciation) of investments .................      (2,687,707)      (434,922)         102,158            271,402
                                                   --------------   ------------     ------------      -------------
 Net increase (decrease) in net assets from
  operations ....................................       8,459,864      5,282,970        3,841,249          3,610,333
                                                   --------------   ------------     ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         257,898        297,370        3,327,844          3,550,235
  Transfers between funds including
   guaranteed interest account, net .............       1,293,421      7,225,252       52,675,711         46,462,258
  Transfers for contract benefits and
   terminations .................................     (10,208,713)    (7,527,960)     (56,911,292)       (51,173,746)
  Contract maintenance charges ..................        (191,129)      (186,296)        (253,910)          (260,146)
                                                   --------------   ------------     ------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (8,848,523)      (191,634)      (1,161,647)        (1,421,399)
                                                   --------------   ------------     ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......              --        (33,466)            (825)           (56,791)
                                                   --------------   ------------     ------------      -------------
Increase (Decrease) in Net Assets ...............        (388,659)     5,057,870        2,678,777          2,132,143
Net Assets - Beginning of Period ................      73,392,571     68,334,701      119,207,021        117,074,878
                                                   --------------   ------------     ------------      -------------
Net Assets - End of Period ......................  $   73,003,912   $ 73,392,571     $121,885,798      $ 119,207,021
                                                   ==============   ============     ============      =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --             --              569                447
 Redeemed .......................................              --             --             (572)              (423)
                                                   --------------   ------------     ------------      -------------
 Net Increase (Decrease) ........................              --             --               (3)                24
                                                   ==============   ============     ============      =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             494          1,408            6,067              7,996
 Redeemed .......................................          (1,011)        (1,421)          (6,093)            (8,071)
                                                   --------------   ------------     ------------      -------------
 Net Increase (Decrease) ........................            (517)           (13)             (26)               (75)
                                                   ==============   ============     ============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Montag
                                                        & Caldwell Growth           EQ/Mutual Shares (a)
                                                  ----------------------------- -----------------------------
                                                       2007           2006           2007           2006
                                                  -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (20,310)    $  (15,603)    $  (78,236)    $   (1,648)
 Net realized gain (loss) on investments ........       81,005         28,526         72,680          3,317
 Change in unrealized appreciation
  (depreciation) of investments .................      230,785         72,687       (271,204)        48,668
                                                    ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      291,480         85,610       (276,760)        50,337
                                                    ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       11,470            374        207,306            533
  Transfers between funds including
   guaranteed interest account, net .............    1,679,763        (49,259)     6,166,416      1,489,832
  Transfers for contract benefits and
   terminations .................................     (113,483)       (40,558)      (324,348)       (34,622)
  Contract maintenance charges ..................       (3,577)        (3,961)       (11,932)          (394)
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,574,173        (93,404)     6,037,442      1,455,349
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --        (10,674)           180            (12)
                                                    ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    1,865,653        (18,468)     5,760,862      1,505,674
Net Assets - Beginning of Period ................    1,363,595      1,382,063      1,505,674             --
                                                    ----------     ----------     ----------     ----------
Net Assets - End of Period ......................   $3,229,248     $1,363,595     $7,266,536     $1,505,674
                                                    ==========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                    ==========     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          353             67            620            152
 Redeemed .......................................          (77)           (87)           (83)           (11)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................          276            (20)           537            141
                                                    ==========     ==========     ==========     ==========



                                                                                        EQ/Oppenheimer
                                                          EQ/Oppenheimer                 Main Street
                                                            Global (a)                 Opportunity (a)
                                                  ------------------------------ ----------------------------
                                                       2007            2006           2007          2006
                                                  -------------- --------------- ------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (20,356)     $   (946)     $     (5,807)    $    971
 Net realized gain (loss) on investments ........       80,562         1,554            56,381        1,479
 Change in unrealized appreciation
  (depreciation) of investments .................      (62,744)       17,249           (54,223)       7,408
                                                    ----------      --------       -----------     --------
 Net increase (decrease) in net assets from
  operations ....................................       (2,538)       17,857            (3,649)       9,858
                                                    ----------      --------       -----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       13,478         2,211               942           80
  Transfers between funds including
   guaranteed interest account, net .............    2,308,218       500,647           539,772      313,723
  Transfers for contract benefits and
   terminations .................................     (108,552)       (1,172)         (100,230)      (1,438)
  Contract maintenance charges ..................       (4,748)         (167)           (2,405)        (344)
                                                    ----------      --------       -----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,208,396       501,519           438,079      312,021
                                                    ----------      --------       -----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           71            (3)               --         (15)
                                                    ----------      --------       -----------     --------
Increase (Decrease) in Net Assets ...............    2,205,929       519,373           434,430      321,864
Net Assets - Beginning of Period ................      519,373            --           321,864           --
                                                    ----------      --------       -----------     --------
Net Assets - End of Period ......................   $2,725,302      $519,373       $   756,294     $321,864
                                                    ==========      ========       ===========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --            --                --           --
 Redeemed .......................................           --            --                --           --
                                                    ----------      --------       -----------     --------
 Net Increase (Decrease) ........................           --            --                --           --
                                                    ==========      ========       ===========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          236            52                66           38
 Redeemed .......................................          (47)           (5)              (27)          (9)
                                                    ----------      --------       -----------     --------
 Net Increase (Decrease) ........................          189            47                39           29
                                                    ==========      ========       ===========     ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Oppenheimer
                                                           Main Street                      EQ/PIMCO
                                                          Small Cap (a)                    Real Return
                                                  ------------------------------ -------------------------------
                                                       2007            2006            2007            2006
                                                  -------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (12,821)     $     439     $    213,742    $    284,275
 Net realized gain (loss) on investments ........       26,612            444          101,558         (73,146)
 Change in unrealized appreciation
  (depreciation) of investments .................      (89,406)         5,321          882,798        (306,504)
                                                    ----------      ---------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      (75,615)         6,204        1,198,098         (95,375)
                                                    ----------      ---------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       48,000            241          105,012          23,002
  Transfers between funds including
   guaranteed interest account, net .............      705,963        393,593        5,910,037       4,022,227
  Transfers for contract benefits and
   terminations .................................      (28,820)         (418)       (1,660,335)     (1,160,471)
  Contract maintenance charges ..................       (1,311)            --          (33,315)        (23,151)
                                                    ----------      ---------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      723,832        393,416        4,321,399       2,861,607
                                                    ----------      ---------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --             (1)              --         (21,714)
                                                    ----------      ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............      648,217        399,619        5,519,497       2,744,518
Net Assets - Beginning of Period ................      399,619             --       10,531,911       7,787,393
                                                    ----------      ---------     ------------    ------------
Net Assets - End of Period ......................   $1,047,836      $ 399,619     $ 16,051,408    $ 10,531,911
                                                    ==========      =========     ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --              --
 Redeemed .......................................           --             --               --              --
                                                    ----------      ---------     ------------    ------------
 Net Increase (Decrease) ........................           --             --               --              --
                                                    ==========      =========     ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           84             38              877             778
 Redeemed .......................................          (22)            (2)            (462)           (488)
                                                    ----------      ---------     ------------    ------------
 Net Increase (Decrease) ........................           62             36              415             290
                                                    ==========      =========     ============    ============



                                                             EQ/Short                       EQ/Small
                                                          Duration Bond                   Company Index
                                                  ------------------------------ -------------------------------
                                                        2007           2006            2007            2006
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     128,372    $   97,405    $    (76,756)   $    (69,735)
 Net realized gain (loss) on investments ........         49,217        91,685       5,449,588       3,913,547
 Change in unrealized appreciation
  (depreciation) of investments .................         14,575       (36,507)     (6,290,417)      1,366,382
                                                   -------------    ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................        192,164       152,583        (917,585)      5,210,194
                                                   -------------    ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         60,638        38,078         244,297         109,506
  Transfers between funds including
   guaranteed interest account, net .............        760,594     3,372,770      (2,401,635)      1,095,967
  Transfers for contract benefits and
   terminations .................................     (1,206,052)     (691,489)     (3,976,376)     (4,152,473)
  Contract maintenance charges ..................         (9,921)       (7,018)        (96,789)        (97,936)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (394,741)    2,712,341      (6,230,503)     (3,044,936)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --       (13,352)             --         (97,539)
                                                   -------------    ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............       (202,577)    2,851,572      (7,148,088)      2,067,719
Net Assets - Beginning of Period ................      5,153,903     2,302,331      36,560,036      34,492,317
                                                   -------------    ----------    ------------    ------------
Net Assets - End of Period ......................  $   4,951,326    $5,153,903    $ 29,411,948    $ 36,560,036
                                                   =============    ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --            --              --              --
 Redeemed .......................................             --            --              --              --
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................             --            --              --              --
                                                   =============    ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            322           837             211             528
 Redeemed .......................................           (358)         (562)           (573)           (724)
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................            (36)          275            (362)           (196)
                                                   =============    ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/T. Rowe Price                EQ/Templeton
                                                         Growth Stock (c)                 Growth (a)
                                                  ------------------------------ -----------------------------
                                                        2007           2006           2007           2006
                                                  --------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (131,732)    $  (26,342)    $  (35,602)    $   (1,275)
 Net realized gain (loss) on investments ........     1,442,786         69,881         87,351          4,976
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,699,319)      (159,808)      (133,785)        34,707
                                                   ------------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      (388,265)      (116,269)       (82,036)        38,408
                                                   ------------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        66,933         29,006        170,012           (127)
  Transfers between funds including
   guaranteed interest account, net .............    17,343,503        (34,857)     3,590,598      1,567,807
  Transfers for contract benefits and
   terminations .................................      (965,749)      (187,434)      (247,523)       (12,379)
  Contract maintenance charges ..................       (19,373)        (5,458)        (9,353)          (370)
                                                   ------------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    16,425,314       (198,743)     3,503,734      1,554,931
                                                   ------------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        29,641        (18,556)           113            (26)
                                                   ------------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    16,066,690       (333,568)     3,421,811      1,593,313
Net Assets - Beginning of Period ................     1,628,067      1,961,635      1,593,313             --
                                                   ------------     ----------     ----------     ----------
Net Assets - End of Period ......................  $ 17,694,757     $1,628,067     $5,015,124     $1,593,313
                                                   ============     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --             --             --
 Redeemed .......................................            --             --             --             --
                                                   ------------     ----------     ----------     ----------
 Net Increase (Decrease) ........................            --             --             --             --
                                                   ============     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,124             44            495            173
 Redeemed .......................................          (186)           (57)          (180)           (25)
                                                   ------------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           938            (13)           315            148
                                                   ============     ==========     ==========     ==========



                                                             EQ/UBS                      EQ/Van Kampen
                                                        Growth and Income                  Comstock
                                                  ----------------------------- -------------------------------
                                                       2007           2006            2007            2006
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (27,300)    $  (15,991)   $     (30,891)   $   163,976
 Net realized gain (loss) on investments ........      298,208         84,515        1,701,513        201,067
 Change in unrealized appreciation
  (depreciation) of investments .................     (268,254)       281,892       (1,589,997)       968,231
                                                    ----------     ----------    -------------    -----------
 Net increase (decrease) in net assets from
  operations ....................................        2,654        350,416           80,625      1,333,274
                                                    ----------     ----------    -------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       46,441          4,004           21,641        259,675
  Transfers between funds including
   guaranteed interest account, net .............      235,729      1,364,806       (5,203,230)     4,388,901
  Transfers for contract benefits and
   terminations .................................     (671,495)      (233,323)      (1,709,307)      (938,485)
  Contract maintenance charges ..................      (10,846)        (7,671)         (37,069)       (33,062)
                                                    ----------     ----------    -------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (400,171)     1,127,816       (6,927,965)     3,677,029
                                                    ----------     ----------    -------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (9,817)              --        (17,947)
                                                    ----------     ----------    -------------    -----------
Increase (Decrease) in Net Assets ...............     (397,517)     1,468,415       (6,847,340)     4,992,356
Net Assets - Beginning of Period ................    3,536,610      2,068,195       12,476,856      7,484,500
                                                    ----------     ----------    -------------    -----------
Net Assets - End of Period ......................   $3,139,093     $3,536,610    $   5,629,516    $12,476,856
                                                    ==========     ==========    =============    ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --             --
 Redeemed .......................................           --             --               --             --
                                                    ----------     ----------    -------------    -----------
 Net Increase (Decrease) ........................           --             --               --             --
                                                    ==========     ==========    =============    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          231            343              262            517
 Redeemed .......................................         (292)          (147)            (812)          (190)
                                                    ----------     ----------    -------------    -----------
 Net Increase (Decrease) ........................          (61)           196             (550)           327
                                                    ==========     ==========    =============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Van Kampen                   EQ/Van Kampen
                                                       Emerging Markets Equity             Mid Cap Growth
                                                  --------------------------------- -----------------------------
                                                        2007             2006            2007           2006
                                                  ---------------- ---------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,652,049)    $   (931,411)    $  (45,214)    $  (32,901)
 Net realized gain (loss) on investments ........     46,179,689       22,512,438        652,774        138,569
 Change in unrealized appreciation
  (depreciation) of investments .................     (6,078,957)       5,820,662         43,373        (26,737)
                                                   -------------     ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     38,448,683       27,401,689        650,933         78,931
                                                   -------------     ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        526,389          462,058         85,732         17,430
  Transfers between funds including
   guaranteed interest account, net .............      1,163,300        6,590,006      5,819,606        778,139
  Transfers for contract benefits and
   terminations .................................    (13,567,931)      (8,241,522)      (629,594)      (322,098)
  Contract maintenance charges ..................       (294,127)        (240,882)       (12,349)        (8,393)
                                                   -------------     ------------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (12,172,369)      (1,430,340)     5,263,395        465,078
                                                   -------------     ------------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --         (205,468)            --         (8,144)
                                                   -------------     ------------     ----------     ----------
Increase (Decrease) in Net Assets ...............     26,276,314       25,765,881      5,914,328        535,865
Net Assets - Beginning of Period ................    105,933,906       80,168,025      2,609,973      2,074,108
                                                   -------------     ------------     ----------     ----------
Net Assets - End of Period ......................  $ 132,210,220     $105,933,906     $8,524,301     $2,609,973
                                                   =============     ============     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --             --             --
 Redeemed .......................................             --               --             --             --
                                                   -------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................             --               --             --             --
                                                   =============     ============     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          1,402            2,631            463            305
 Redeemed .......................................         (2,017)          (2,746)          (129)          (277)
                                                   -------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................           (615)            (115)           334             28
                                                   =============     ============     ==========     ==========



                                                            MarketPLUS                      MarketPLUS
                                                        International Core                Large Cap Core
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (207,569)   $     12,016    $    (43,310)   $    (85,463)
 Net realized gain (loss) on investments ........     7,090,889       3,602,537       2,931,302         345,705
 Change in unrealized appreciation
  (depreciation) of investments .................    (3,566,296)        147,272      (2,540,625)      1,137,183
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     3,317,024       3,761,825         347,367       1,397,425
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        41,859          71,906          64,803          80,222
  Transfers between funds including
   guaranteed interest account, net .............       885,642       1,793,949      (1,051,690)     (1,361,206)
  Transfers for contract benefits and
   terminations .................................    (2,899,270)     (2,047,150)     (1,896,621)     (1,455,335)
  Contract maintenance charges ..................       (65,055)        (66,540)        (26,245)        (33,301)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,036,824)       (247,835)     (2,909,753)     (2,769,620)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --        (125,628)             --        (166,564)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     1,280,200       3,388,362      (2,562,386)     (1,538,759)
Net Assets - Beginning of Period ................    24,235,694      20,847,332      12,688,781      14,227,540
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 25,515,894    $ 24,235,694    $ 10,126,395    $ 12,688,781
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           298             641              62              98
 Redeemed .......................................          (428)           (652)           (328)           (382)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (130)            (11)           (266)           (284)
                                                   ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MarketPLUS                        MarketPLUS
                                                          Large Cap Growth                    Mid Cap Value
                                                  --------------------------------- ---------------------------------
                                                        2007             2006             2007             2006
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (914,408)  $  (1,302,557)   $    (696,158)   $  (1,732,784)
 Net realized gain (loss) on investments ........      (8,098,352)    (12,020,318)      36,207,081       19,483,232
 Change in unrealized appreciation
  (depreciation) of investments .................      20,263,265      18,858,380      (37,752,262)      (2,138,466)
                                                   --------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      11,250,505       5,535,505       (2,241,339)      15,611,982
                                                   --------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         676,364         642,075          459,952          796,406
  Transfers between funds including
   guaranteed interest account, net .............      (3,453,046)     (9,538,568)     (16,558,515)     (10,886,111)
  Transfers for contract benefits and
   terminations .................................     (11,666,587)    (10,633,070)     (15,301,868)     (14,957,029)
  Contract maintenance charges ..................        (264,393)       (307,214)        (361,305)        (408,818)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (14,707,662)    (19,836,777)     (31,761,736)     (25,455,552)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          (7,407)       (230,423)              --         (115,415)
                                                   --------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............      (3,464,564)    (14,531,695)     (34,003,075)      (9,958,985)
Net Assets - Beginning of Period ................      88,504,108     103,035,803      148,272,066      158,231,051
                                                   --------------   -------------    -------------    -------------
Net Assets - End of Period ......................  $   85,039,545   $  88,504,108    $ 114,268,991    $ 148,272,066
                                                   ==============   =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --              --               --               --
 Redeemed .......................................              --              --               --               --
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................              --              --               --               --
                                                   ==============   =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             348             558              124              840
 Redeemed .......................................          (1,274)         (1,941)          (1,864)          (2,394)
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................            (926)         (1,383)          (1,740)          (1,554)
                                                   ==============   =============    =============    =============



                                                            Multimanager                    Multimanager
                                                         Aggressive Equity                    Core Bond
                                                  -------------------------------- -------------------------------
                                                        2007             2006            2007            2006
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (549,833)  $   (599,825)   $    973,595    $  1,124,216
 Net realized gain (loss) on investments ........        (272,959)    (1,914,810)       (331,138)       (319,601)
 Change in unrealized appreciation
  (depreciation) of investments .................       5,110,031      4,159,610       1,023,110          92,744
                                                   --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       4,287,239      1,644,975       1,665,567         897,359
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         175,306        390,851         177,231         174,300
  Transfers between funds including
   guaranteed interest account, net .............      (4,244,923)    (4,533,349)        218,381      (2,012,818)
  Transfers for contract benefits and
   terminations .................................      (5,884,666)    (5,386,547)     (5,392,191)     (5,267,785)
  Contract maintenance charges ..................        (174,628)      (201,180)        (80,459)        (96,683)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (10,128,911)    (9,730,225)     (5,077,038)     (7,202,986)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          (1,387)       (40,900)             --         (26,225)
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............      (5,843,059)    (8,126,150)     (3,411,471)     (6,331,852)
Net Assets - Beginning of Period ................      46,523,466     54,649,616      39,742,412      46,074,264
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period ......................  $   40,680,407   $ 46,523,466    $ 36,330,941    $ 39,742,412
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................               2              5              --              --
 Redeemed .......................................             (43)           (48)             --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................             (41)           (43)             --              --
                                                   ==============   ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................              16             51             462             752
 Redeemed .......................................            (133)          (175)           (904)         (1,393)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................            (117)          (124)           (442)           (641)
                                                   ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                     Multimanager
                                                            Health Care                      High Yield
                                                  ------------------------------- ---------------------------------
                                                        2007            2006            2007             2006
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (193,135)   $    (66,990)   $    4,551,398   $    4,615,560
 Net realized gain (loss) on investments ........     1,367,243         926,098        (1,166,906)      (1,490,273)
 Change in unrealized appreciation
  (depreciation) of investments .................      (186,666)       (322,035)       (1,849,716)       4,235,801
                                                   ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................       987,442         537,073         1,534,776        7,361,088
                                                   ------------    ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        41,691          43,369           486,104          436,219
  Transfers between funds including
   guaranteed interest account, net .............    (1,474,232)     (1,010,292)       (4,657,273)      (4,973,344)
  Transfers for contract benefits and
   terminations .................................    (1,857,105)     (1,393,394)      (10,755,360)     (11,582,983)
  Contract maintenance charges ..................       (36,124)        (43,873)         (212,108)        (241,230)
                                                   ------------    ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,325,770)     (2,404,190)      (15,138,637)     (16,361,338)
                                                   ------------    ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --        (105,195)           (1,216)          28,312
                                                   ------------    ------------    --------------   --------------
Increase (Decrease) in Net Assets ...............    (2,338,328)     (1,972,312)      (13,605,077)      (8,971,938)
Net Assets - Beginning of Period ................    14,626,365      16,598,677        88,811,096       97,783,034
                                                   ------------    ------------    --------------   --------------
Net Assets - End of Period ......................  $ 12,288,037    $ 14,626,365    $   75,206,019   $   88,811,096
                                                   ============    ============    ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --                64               35
 Redeemed .......................................            --              --               (81)             (52)
                                                   ------------    ------------    --------------   --------------
 Net Increase (Decrease) ........................            --              --               (17)             (17)
                                                   ============    ============    ==============   ==============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           128             295               175              565
 Redeemed .......................................          (393)           (501)             (621)          (1,083)
                                                   ------------    ------------    --------------   --------------
 Net Increase (Decrease) ........................          (265)           (206)             (446)            (518)
                                                   ============    ============    ==============   ==============



                                                                                           Multimanager
                                                           Multimanager                      Large Cap
                                                       International Equity                 Core Equity
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (243,269)   $    176,632    $     (66,822)  $     (52,790)
 Net realized gain (loss) on investments ........     4,954,635       4,166,842        1,426,319         880,741
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,484,569)      1,301,334       (1,000,895)        226,064
                                                   ------------    ------------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................     3,226,797       5,644,808          358,602       1,054,015
                                                   ------------    ------------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       184,561         129,341           36,227          17,079
  Transfers between funds including
   guaranteed interest account, net .............    (1,341,866)      4,773,797         (185,981)       (589,562)
  Transfers for contract benefits and
   terminations .................................    (3,237,381)     (2,275,598)      (1,060,109)       (926,783)
  Contract maintenance charges ..................       (73,382)        (64,772)         (18,633)        (20,129)
                                                   ------------    ------------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (4,468,068)      2,562,768       (1,228,496)     (1,519,395)
                                                   ------------    ------------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (77,830)              --         (73,629)
                                                   ------------    ------------    -------------   -------------
Increase (Decrease) in Net Assets ...............    (1,241,271)      8,129,746         (869,894)       (539,009)
Net Assets - Beginning of Period ................    30,206,742      22,076,996        9,024,220       9,563,229
                                                   ------------    ------------    -------------   -------------
Net Assets - End of Period ......................  $ 28,965,471    $ 30,206,742    $   8,154,326   $   9,024,220
                                                   ============    ============    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               --              --
 Redeemed .......................................            --              --               --              --
                                                   ------------    ------------    -------------   -------------
 Net Increase (Decrease) ........................            --              --               --              --
                                                   ============    ============    =============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           283             957              109             108
 Redeemed .......................................          (523)           (779)            (205)           (241)
                                                   ------------    ------------    -------------   -------------
 Net Increase (Decrease) ........................          (240)            178              (96)           (133)
                                                   ============    ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                    Multimanager
                                                         Large Cap Growth                 Large Cap Value
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (187,294)   $   (215,182)   $    (95,214)   $    281,547
 Net realized gain (loss) on investments ........     2,378,118       1,931,766       4,038,986       2,361,432
 Change in unrealized appreciation
  (depreciation) of investments .................      (978,018)     (1,972,979)     (3,367,583)      1,243,955
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,212,806        (256,395)        576,189       3,886,934
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        55,962          66,720          38,863          89,380
  Transfers between funds including
   guaranteed interest account, net .............    (1,703,901)         80,825       1,662,951       2,203,081
  Transfers for contract benefits and
   terminations .................................    (1,990,200)     (1,955,753)     (4,093,516)     (2,668,829)
  Contract maintenance charges ..................       (29,650)        (36,759)        (60,664)        (62,152)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,667,789)     (1,844,967)     (2,452,366)       (438,520)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --        (101,005)             --         (87,206)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (2,454,983)     (2,202,367)     (1,876,177)      3,361,208
Net Assets - Beginning of Period ................    14,221,275      16,423,642      25,580,139      22,218,931
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 11,766,292    $ 14,221,275    $ 23,703,962    $ 25,580,139
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           124             396             397             851
 Redeemed .......................................          (487)           (593)           (564)           (884)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (363)           (197)           (167)            (33)
                                                   ============    ============    ============    ============



                                                           Multimanager                    Multimanager
                                                          Mid Cap Growth                   Mid Cap Value
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (309,605)   $   (222,729)   $   (359,855)   $     51,686
 Net realized gain (loss) on investments ........     3,321,551       4,046,415       1,121,770       2,956,406
 Change in unrealized appreciation
  (depreciation) of investments .................      (877,377)     (2,060,447)       (587,830)        215,129
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     2,134,569       1,763,239         174,085       3,223,221
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        66,650          52,368         104,205          29,279
  Transfers between funds including
   guaranteed interest account, net .............    (1,027,442)     (1,403,702)     (5,052,611)       (651,837)
  Transfers for contract benefits and
   terminations .................................    (2,620,428)     (2,495,410)     (3,175,499)     (2,289,804)
  Contract maintenance charges ..................       (50,140)        (59,533)        (59,436)        (63,878)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,631,360)     (3,906,277)     (8,183,341)     (2,976,240)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (73,677)             --         (43,864)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (1,496,791)     (2,216,715)     (8,009,256)        203,117
Net Assets - Beginning of Period ................    21,974,731      24,191,446      26,785,652      26,582,535
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 20,477,940    $ 21,974,731    $ 18,776,396    $ 26,785,652
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           257             378             195             489
 Redeemed .......................................          (570)           (754)           (754)           (722)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (313)           (376)           (559)           (233)
                                                   ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                            Multimanager
                                                       Small Cap Growth (d)                      Small Cap Value
                                                  ------------------------------         --------------------------------
                                                        2007           2006                    2007             2006
                                                  --------------- --------------         ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (130,674)    $    4,901            $     (433,440)  $  1,705,013
 Net realized gain (loss) on investments ........     1,065,090        210,658                 2,351,466      5,629,092
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,321,377)      (288,875)               (5,565,202)    (1,221,932)
                                                   ------------     ----------            --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................      (386,961)       (73,316)               (3,647,176)     6,112,173
                                                   ------------     ----------            --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        47,792         36,941                   117,915        181,896
  Transfers between funds including
   guaranteed interest account, net .............     5,619,159      3,369,341                (7,371,753)    (3,794,909)
  Transfers for contract benefits and
   terminations .................................    (1,281,669)      (447,786)               (4,698,108)    (4,732,922)
  Contract maintenance charges ..................       (22,096)       (14,904)                  (93,439)      (118,728)
                                                   ------------     ----------            --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,363,186      2,943,592               (12,045,385)    (8,464,663)
                                                   ------------     ----------            --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         3,402        (22,204)                       --        (16,298)
                                                   ------------     ----------            --------------   ------------
Increase (Decrease) in Net Assets ...............     3,979,627      2,848,072               (15,692,561)    (2,368,788)
Net Assets - Beginning of Period ................     6,423,401      3,575,329                43,974,127     46,342,915
                                                   ------------     ----------            --------------   ------------
Net Assets - End of Period ......................  $ 10,403,028     $6,423,401            $   28,281,566   $ 43,974,127
                                                   ============     ==========            ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --                        --             --
 Redeemed .......................................            --             --                        --             --
                                                   ------------     ----------            --------------   ------------
 Net Increase (Decrease) ........................            --             --                        --             --
                                                   ============     ==========            ==============   ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,057          1,062                        83            557
 Redeemed .......................................          (628)          (769)                     (705)        (1,021)
                                                   ------------     ----------            --------------   ------------
 Net Increase (Decrease) ........................           429            293                      (622)          (464)
                                                   ============     ==========            ==============   ============



                                                           Multimanager
                                                            Technology
                                                  ------------------------------
                                                        2007           2006
                                                  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (525,337)   $   (594,228)
 Net realized gain (loss) on investments ........     3,743,427       3,246,678
 Change in unrealized appreciation
  (depreciation) of investments .................     1,909,898        (628,804)
                                                   ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     5,127,988       2,023,646
                                                   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       298,204         261,017
  Transfers between funds including
   guaranteed interest account, net .............    (1,887,650)     (5,117,480)
  Transfers for contract benefits and
   terminations .................................    (3,886,340)     (3,119,976)
  Contract maintenance charges ..................       (82,841)        (91,629)
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (5,558,627)     (8,068,068)
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --          (2,485)
                                                   ------------    ------------
Increase (Decrease) in Net Assets ...............      (430,639)     (6,046,907)
Net Assets - Beginning of Period ................    36,427,860      42,474,767
                                                   ------------    ------------
Net Assets - End of Period ......................  $ 35,997,221    $ 36,427,860
                                                   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --
 Redeemed .......................................            --              --
                                                   ------------    ------------
 Net Increase (Decrease) ........................            --              --
                                                   ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           554             967
 Redeemed .......................................        (1,079)         (1,770)
                                                   ------------    ------------
 Net Increase (Decrease) ........................          (525)           (803)
                                                   ============    ============

-------
(a) Commenced operations on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernsetin Growth and Income on August 17, 2007.
(f) Commenced operations on May 29, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2007


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 71 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o EQ/AllianceBernstein Common Stock
o EQ/AllianceBernstein Intermediate Government Securities
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Large Cap Growth
o EQ/AllianceBernstein Quality Bond
o EQ/AllianceBernstein Small Cap Growth
o EQ/AllianceBernstein Value
o EQ/Ariel Appreciation ll
o EQ/BlackRock Basic Value Equity(4)
o EQ/BlackRock International Value(10)
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/Franklin Income
o EQ/Franklin Small Cap Value
o EQ/Franklin Templeton Founding Strategy
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/International Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Mutual Shares
o EQ/Oppenheimer Global
o EQ/Oppenheimer Main Street Opportunity
o EQ/Oppenheimer Main Street Small Cap
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock(9)
o EQ/Templeton Growth
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o MarketPLUS International Core(2)
o MarketPLUS Large Cap Core(6)
o MarketPLUS Large Cap Growth(5)
o MarketPLUS Mid Cap Value(3)
o Multimanager Aggressive Equity(1)
o Multimanager Core Bond(1)
o Multimanager Health Care(1)
o Multimanager High Yield(1)
o Multimanager International Equity(1)
o Multimanager Large Cap Core Equity(1)
o Multimanager Large Cap Growth(1)
o Multimanager Large Cap Value(1)
o Multimanager Mid Cap Growth(1)
o Multimanager Mid Cap Value(1)
o Multimanager Small Cap Growth(8)
o Multimanager Small Cap Value(7)
o Multimanager Technology(1)
----------------------
 (1) Formerly known as AXA Premier VIP
 (2) Formerly known as EQ/Capital Guardian International
 (3) Formerly known as EQ/FI Mid Cap Value
 (4) Formerly known as EQ/Mercury Basic Value Equity
 (5) Formerly known as EQ/MFS Emerging Growth Companies
 (6) Formerly known as EQ/MFS Investors Trust
 (7) Formerly known as EQ/Small Cap Value
 (8) Formerly known as EQ/Small Company Growth
 (9) Formerly known as EQ/TCW Equity
(10) Formerly known as EQ/Mercury International Value

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


1.  Organization (Concluded)

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans
    (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. AXA Equitable does not anticipate any impact to the net assets of the account, upon adoption.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


2.  Significant Accounting Policies (Concluded)

    Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:



                                                        Purchases          Sales
                                                     --------------   --------------
AXA Aggressive Allocation ........................    $ 17,900,596     $ 10,486,210
AXA Conservative Allocation ......................      16,394,772       10,082,193
AXA Conservative-Plus Allocation .................      17,401,097        7,662,165
AXA Moderate Allocation ..........................      45,616,778       67,075,061
AXA Moderate-Plus Allocation .....................      70,422,152       23,206,461
EQ/AllianceBernstein Common Stock ................       7,847,384      123,221,100
EQ/AllianceBernstein Intermediate Government
Securities .......................................       9,303,951       27,878,490
EQ/AllianceBernstein International ...............      27,864,975       39,119,568
EQ/AllianceBernstein Large Cap Growth ............       2,405,129       21,618,328
EQ/AllianceBernstein Quality Bond ................       3,814,153        6,169,485
EQ/AllianceBernstein Small Cap Growth ............      16,978,082       28,118,784
EQ/AllianceBernstein Value .......................     383,287,911      105,400,042
EQ/Ariel Appreciation ll .........................       1,020,869          658,131
EQ/BlackRock Basic Value Equity ..................      15,498,146       34,008,081
EQ/BlackRock International Value .................      18,880,254       22,293,067
EQ/Boston Advisors Equity Income .................       3,197,494        6,513,765
EQ/Calvert Socially Responsible ..................         354,021          366,680
EQ/Capital Guardian Growth .......................       6,386,224        1,436,666
EQ/Capital Guardian Research .....................      34,844,529       22,392,126
EQ/Caywood-Scholl High Yield Bond ................       4,843,473        3,887,821
EQ/Davis New York Venture ........................       5,323,656          966,994
EQ/Equity 500 Index ..............................      12,023,364       36,457,143
EQ/Evergreen International Bond ..................       8,602,163        1,289,111
EQ/Evergreen Omega ...............................       3,146,595        3,400,230
EQ/FI Mid Cap ....................................      14,671,563       20,846,382
EQ/Franklin Income ...............................      21,006,003        4,570,212
EQ/Franklin Small Cap Value ......................       2,210,804        1,055,784
EQ/Franklin Templeton Founding Strategy ..........       6,254,994        1,575,842
EQ/GAMCO Mergers and Acquisitions ................       4,014,928        6,055,305
EQ/GAMCO Small Company Value .....................      13,679,955        5,580,940
EQ/International Growth ..........................       7,577,136        2,871,280
EQ/JPMorgan Core Bond ............................      11,880,639       14,643,917
EQ/JPMorgan Value Opportunities ..................       7,424,137        9,581,933
EQ/Legg Mason Value Equity .......................       5,851,863        1,169,601
EQ/Long Term Bond ................................       3,334,316        2,392,584
EQ/Lord Abbett Growth and Income .................       1,522,863        1,997,318
EQ/Lord Abbett Large Cap Core ....................       1,226,221          830,479
EQ/Lord Abbett Mid Cap Value .....................       5,672,738        3,915,861
EQ/Marsico Focus .................................      14,556,901       18,535,667
EQ/Money Market ..................................     209,130,466      206,484,006
EQ/Montag & Caldwell Growth ......................       1,986,691          432,829

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


3.  Purchases and Sales of Investments (Concluded)


                                                     Purchases         Sales
                                                   -------------   -------------
EQ/Mutual Shares ...............................    $ 6,940,654     $   980,738
EQ/Oppenheimer Global ..........................      2,796,899         582,951
EQ/Oppenheimer Main Street Opportunity .........        781,992         315,787
EQ/Oppenheimer Main Street Small Cap ...........        991,473         262,890
EQ/PIMCO Real Return ...........................      9,571,101       4,898,234
EQ/Short Duration Bond .........................      3,528,709       3,795,078
EQ/Small Company Index .........................      6,329,283      10,407,336
EQ/T. Rowe Price Growth Stock ..................     16,422,235       3,067,919
EQ/Templeton Growth ............................      5,526,531       2,044,436
EQ/UBS Growth and Income .......................      1,511,073       1,938,544
EQ/Van Kampen Comstock .........................      3,524,825      10,268,889
EQ/Van Kampen Emerging Markets Equity ..........     54,563,896      45,285,368
EQ/Van Kampen Mid Cap Growth ...................      7,594,178       2,007,316
MarketPLUS International Core ..................      9,684,840       7,009,953
MarketPLUS Large Cap Core ......................      2,933,469       3,745,646
MarketPLUS Large Cap Growth ....................      6,191,981      21,815,676
MarketPLUS Mid Cap Value .......................     33,408,677      36,071,914
Multimanager Aggressive Equity .................      1,220,105      11,900,236
Multimanager Core Bond .........................      6,876,250      10,979,693
Multimanager Health Care .......................      2,581,789       5,145,991
Multimanager High Yield ........................     13,741,967      24,330,422
Multimanager International Equity ..............      6,804,108       9,856,774
Multimanager Large Cap Core Equity .............      1,985,345       2,728,989
Multimanager Large Cap Growth ..................      2,592,910       5,096,353
Multimanager Large Cap Value ...................      8,610,998       8,744,395
Multimanager Mid Cap Growth ....................      5,132,159       7,025,227
Multimanager Mid Cap Value .....................      4,563,992      11,397,564
Multimanager Small Cap Growth ..................     10,305,827       5,916,950
Multimanager Small Cap Value ...................      4,359,562      14,185,075
Multimanager Technology ........................      6,652,146      12,736,110

4.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

    AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")). serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


4.  Expenses and Related Party Transactions (Concluded)

    indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5.  Substitutions/Reorganizations

    Substitution transaction that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



--------------------------------------------------------------------------------------------------
August 17,2007                   Removed Portfolio                     Surviving Portfolio

                                 EQ/AllianceBernstein Growth
                                 and Income                            EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------
Shares -- Class A                   1,855,801                             2,651,175
Shares -- Class B                  16,162,705                            27,732,184
Value -- Class A                 $      19.34                          $      16.30
Value -- Class B                 $      19.21                          $      16.27
Net Assets before merger         $346,376,754                          $148,040,033
Net Assets after merger                    --                          $494,416,787
--------------------------------------------------------------------------------------------------
July 6, 2007                     EQ/Capital Guardian U.S. Equity       EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------
Shares -- Class B                   2,908,026                             6,414,739
Value -- Class B                 $      12.05                          $      15.08
Net Assets before merger         $ 35,041,713                          $ 61,692,551
Net Assets after merger                    --                          $ 96,734,264
--------------------------------------------------------------------------------------------------
                                 EQ/Janus Large Cap Growth             EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------
Shares -- Class B                   2,252,409                               811,802
Value -- Class B                 $       7.62                          $      23.21
Net Assets before merger         $ 17,163,357                          $  1,678,567
Net Assets after merger                    --                          $ 18,841,924
--------------------------------------------------------------------------------------------------
                                 EQ/Wells Fargo Montgomery             EQ/Multimanager Small
                                 Small Cap                             Cap Growth
--------------------------------------------------------------------------------------------------
Shares -- Class B                     527,326                             1,323,570
Value -- Class B                 $      14.94                          $      10.65
Net Assets before merger         $  7,878,250                          $  6,217,771
Net Assets after merger                    --                          $ 14,096,021
--------------------------------------------------------------------------------------------------


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                                        Asset-based                    Current     Maximum
                                                      Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                      Expense Risks       Charge          Charge        Charge     Charge
                                                      -------------   --------------   ------------   ---------   ---------
Accumulator Advisor ...............................   0.50%           --               --             0.50%       0.50%
Income Manager ....................................   0.90%           0.25%            --             1.15%       1.15%
Accumulator .......................................   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued on, or after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Plus, Select, Elite ...................   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select issued on, or after
  August 13, 2001 ........................... .....   1.10%           0.25%            0.35%          1.70%       1.70%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.



                                            When charge
Charges                                     is deducted                    Amount deducted                    How deducted
-------------------------------    ----------------------------    ------------------------------------  -----------------------
Charges for state premium and      At time of transaction          Varies by state.                      Applied to an annuity
other applicable taxes                                                                                   payout option

Charge for Trust expenses          Daily                           Vary by portfolio                     Unit value

Annual Administrative charge       Annually on each                Depending on account value a          Unit liquidation from
                                   contract date anniversary.      charge of $30 or Years 1 to 2         account value
                                                                   lesser of $30 or 2% of account
                                                                   value

Variable Immediate Annuity         At time of transaction          $350 annuity administrative fee       Unit liquidation from
payout option                                                                                            account value
administrative fee

Withdrawal charge                  At time of transaction          Low -- During the first seven         Unit liquidation from
                                                                   contract years, a charge is           account value
                                                                   deducted from amounts withdrawn
                                                                   that exceed 15% of account
                                                                   value. The charge begins at 7%
                                                                   and declines by 1% each year.
                                                                   High -- During the first nine
                                                                   contract years, a charge is
                                                                   deducted from amounts withdrawn
                                                                   that exceed 15% of account
                                                                   value. The charge begins at
                                                                   8% and declines by 1%
                                                                   beginning in the third
                                                                   contract year.

BaseBuilder benefit charge         Annually on each                Low 0.15%                            Unit liquidation from
                                   contract date anniversary.      High 0.45%                           account value

Protection Plus                    Annually on each                0.20%                                Unit liquidation from
                                   contract date anniversary.                                           account value

Guaranteed minimum death           Annually on each                Low 0.20%                            Unit liquidation from
benefit charge 6% rollup           contract date anniversary.      High 0.35%                           account value
to age 80

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)      $ 14.25              --                --            --          5.63%
         Highest contract charges 1.70% Class B (a)     $ 15.05              --                --            --          4.30%
         All contract charges                                --           1,776           $24,464          2.52%           --
  2006   Lowest contract charges 0.50% Class B (a)      $ 13.49              --                --            --         17.31%
         Highest contract charges 1.70% Class B (a)     $ 14.43              --                --            --         15.90%
         All contract charges                                --           1,320           $17,375          3.03%           --
  2005   Lowest contract charges 0.50% Class B (a)      $ 11.50              --                --            --          7.52%
         Highest contract charges 1.70% Class B (a)     $ 12.45              --                --            --          6.23%
         All contract charges                                --             602           $ 6,817          5.87%           --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.70              --                --            --          7.44%
         Highest contract charges 1.70% Class B (a)     $ 11.72              --                --            --          6.30%
         All contract charges                                --             192           $ 2,040          2.68%           --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)      $ 11.78              --                --            --          5.27%
         Highest contract charges 1.70% Class B (a)     $ 11.76              --                --            --          3.98%
         All contract charges                                --           1,631           $18,538          4.12%           --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.19              --                --            --          5.84%
         Highest contract charges 1.70% Class B (a)     $ 11.31              --                --            --          4.57%
         All contract charges                                --           1,123           $12,231          3.87%           --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.57              --                --            --          1.93%
         Highest contract charges 1.70% Class B (a)     $ 10.82              --                --            --          0.71%
         All contract charges                                --             939           $ 9,761          4.27%           --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.37              --                --            --          3.74%
         Highest contract charges 1.70% Class B (a)     $ 10.74              --                --            --          2.64%
         All contract charges                                --             437           $ 4,511          4.68%           --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)      $ 12.22              --                --            --          4.98%
         Highest contract charges 1.70% Class B (a)     $ 12.40              --                --            --          3.68%
         All contract charges                                --           2,325           $27,419          3.82%           --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.64              --                --            --          8.22%
         Highest contract charges 1.70% Class B (a)     $ 11.96              --                --            --          6.91%
         All contract charges                                --           1,581           $17,921          3.48%           --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.76              --                --            --          2.73%
         Highest contract charges 1.70% Class B (a)     $ 11.19              --                --            --          1.50%
         All contract charges                                --           1,253           $13,241          4.33%           --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.47              --                --            --          4.93%
         Highest contract charges 1.70% Class B (a)     $ 11.02              --                --            --          3.81%
         All contract charges                                --             635           $ 6,596          4.50%           --

AXA Moderate Allocation
-----------------------
         Unit Value 1.15%*
  2007   1.15% Class A                                  $ 57.64             570           $32,884          3.03%         5.30%
  2006   1.15% Class A                                  $ 54.74             613           $33,581          2.55%         9.33%
  2005   1.15% Class A                                  $ 50.07             703           $35,188          2.28%         3.85%
  2004   1.15% Class A                                  $ 48.21             778           $37,532          2.49%         7.74%
  2003   1.15% Class A                                  $ 44.75             909           $40,667          2.21%        18.03%

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B         $  63.00              --                --            --          5.74%
         Highest contract charges 1.70% Class B        $  48.27              --                --            --          4.46%
         All contract charges                                --           5,987          $307,011          3.03%           --
  2006   Lowest contract charges 0.50% Class B         $  59.58              --                --            --          9.77%
         Highest contract charges 1.70% Class B        $  46.21              --                --            --          8.45%
         All contract charges                                --           6,621          $323,970          2.55%           --
  2005   Lowest contract charges 0.50% Class B         $  54.27              --                --            --          4.27%
         Highest contract charges 1.70% Class B        $  42.61              --                --            --          3.02%
         All contract charges                                --           7,497          $337,587          2.28%           --
  2004   Lowest contract charges 0.50% Class B         $  52.05              --                --            --          8.18%
         Highest contract charges 1.70% Class B        $  41.36              --                --            --          6.88%
         All contract charges                                --           8,374          $365,310          2.49%           --
  2003   Lowest contract charges 0.50% Class B         $  48.11              --                --            --         18.54%
         Highest contract charges 1.70% Class B        $  38.70              --                --            --         17.10%
         All contract charges                                --           9,104          $370,750          2.21%           --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)     $  13.72              --                --            --          5.86%
         Highest contract charges 1.70% Class B (a)    $  14.45              --                --            --          4.56%
         All contract charges                                --           9,641          $127,560          3.07%           --
  2006   Lowest contract charges 0.50% Class B (a)     $  12.96              --                --            --         13.93%
         Highest contract charges 1.70% Class B (a)    $  13.82              --                --            --         12.56%
         All contract charges                                --           6,424          $ 81,056          3.45%           --
  2005   Lowest contract charges 0.50% Class B (a)     $  11.37              --                --            --          6.14%
         Highest contract charges 1.70% Class B (a)    $  12.28              --                --            --          4.86%
         All contract charges                                --           2,669          $ 29,848          4.92%           --
  2004   Lowest contract charges 0.50% Class B (a)     $  10.71              --                --            --          7.46%
         Highest contract charges 1.70% Class B (a)    $  11.71              --                --            --          6.32%
         All contract charges                                --           1,006          $ 10,701          4.04%           --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                                 $ 299.23             203          $ 60,734          0.95%         2.54%
  2006   1.15% Class A                                 $ 291.81             266          $ 77,493          1.14%         9.69%
  2005   1.15% Class A                                 $ 266.03             322          $ 85,655          0.81%         3.36%
  2004   1.15% Class A                                 $ 257.37             407          $104,744          0.97%        13.09%
  2003   1.15% Class A                                 $ 227.59             498          $113,310          1.34%        48.21%

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B         $ 358.57              --                --            --          2.96%
         Highest contract charges 1.70% Class B        $ 243.48              --                --            --          1.71%
         All contract charges                                --           1,297          $351,552          0.95%           --
  2006   Lowest contract charges 0.50% Class B         $ 348.26              --                --            --         10.14%
         Highest contract charges 1.70% Class B        $ 239.38              --                --            --          8.81%
         All contract charges                                --           1,643          $436,497          1.14%           --
  2005   Lowest contract charges 0.50% Class B         $ 316.20              --                --            --          3.78%
         Highest contract charges 1.70% Class B        $ 219.99              --                --            --          2.53%
         All contract charges                                --           2,036          $495,374          0.81%           --
  2004   Lowest contract charges 0.50% Class B         $ 304.68              --                --            --         13.55%
         Highest contract charges 1.70% Class B        $ 214.55              --                --            --         12.18%
         All contract charges                                --           2,356          $558,043          0.97%           --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007

7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2003   Lowest contract charges 0.50% Class B      $ 268.33              --               --            --          48.81%
         Highest contract charges 1.70% Class B     $ 191.26              --               --            --          47.02%
         All contract charges                             --           2,585         $543,840          1.34%            --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $  21.22             205         $  4,343          4.03%          5.89%
  2006   1.15% Class A                              $  20.04             238         $  4,764          3.64%          2.20%
  2005   1.15% Class A                              $  19.61             293         $  5,747          3.15%          0.33%
  2004   1.15% Class A                              $  19.55             354         $  6,917          2.74%          1.02%
  2003   1.15% Class A                              $  19.35             460         $  8,893          3.24%          1.20%

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $  23.06              --               --            --           6.32%
         Highest contract charges 1.70% Class B     $  18.82              --               --            --           5.02%
         All contract charges                             --           4,615         $ 90,022          4.03%            --
  2006   Lowest contract charges 0.50% Class B      $  21.69              --               --            --           2.61%
         Highest contract charges 1.70% Class B     $  17.92              --               --            --           1.37%
         All contract charges                             --           5,697         $105,656          3.64%            --
  2005   Lowest contract charges 0.50% Class B      $  21.14              --               --            --           0.73%
         Highest contract charges 1.70% Class B     $  17.67              --               --            --          (0.48)%
         All contract charges                             --           7,156         $130,692          3.15%            --
  2004   Lowest contract charges 0.50% Class B      $  20.98              --               --            --           1.43%
         Highest contract charges 1.70% Class B     $  17.76              --               --            --           0.21%
         All contract charges                             --           8,965         $164,292          2.74%            --
  2003   Lowest contract charges 0.50% Class B      $  20.69              --               --            --           1.61%
         Highest contract charges 1.70% Class B     $  17.72              --               --            --           0.41%
         All contract charges                             --          11,443         $208,796          3.24%            --

EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $  21.42             978         $ 20,944          1.24%         10.70%
  2006   1.15% Class A                              $  19.35           1,130         $ 21,873          1.39%         22.40%
  2005   1.15% Class A                              $  15.81           1,271         $ 20,101          1.49%         14.25%
  2004   1.15% Class A                              $  13.84           1,509         $ 20,882          1.85%         17.11%
  2003   1.15% Class A                              $  11.82           1,843         $ 21,775          1.80%         33.86%

EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $  22.65              --               --            --          11.14%
         Highest contract charges 1.70% Class B     $  19.41              --               --            --           9.85%
         All contract charges                             --           8,005         $160,627          1.24%            --
  2006   Lowest contract charges 0.50% Class B      $  20.38              --               --            --          22.90%
         Highest contract charges 1.70% Class B     $  17.67              --               --            --          21.43%
         All contract charges                             --           9,246         $168,521          1.39%            --
  2005   Lowest contract charges 0.50% Class B      $  16.58              --               --            --          14.72%
         Highest contract charges 1.70% Class B     $  14.55              --               --            --          13.34%
         All contract charges                             --          10,144         $151,869          1.49%            --
  2004   Lowest contract charges 0.50% Class B      $  14.45              --               --            --          17.58%
         Highest contract charges 1.70% Class B     $  12.84              --               --            --          16.17%
         All contract charges                             --          10,920         $143,903          1.85%            --
  2003   Lowest contract charges 0.50% Class B      $  12.29              --               --            --          34.47%
         Highest contract charges 1.70% Class B     $  11.05              --               --            --          32.81%
         All contract charges                             --          11,827         $133,838          1.80%            --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $  8.47               --               --            --          13.39%
         Highest contract charges 1.70% Class B     $  7.62               --               --            --          12.06%
         All contract charges                            --            9,142         $ 71,185            --             --
  2006   Lowest contract charges 0.50% Class B      $  7.47               --               --            --          (1.04)%
         Highest contract charges 1.70% Class B     $  6.80               --               --            --          (2.23)%
         All contract charges                            --           11,619         $ 80,589            --             --
  2005   Lowest contract charges 0.50% Class B      $  7.55               --               --            --          14.36%
         Highest contract charges 1.70% Class B     $  6.96               --               --            --          12.98%
         All contract charges                            --           14,003         $ 99,105            --             --
  2004   Lowest contract charges 0.50% Class B      $  6.60               --               --            --           7.84%
         Highest contract charges 1.70% Class B     $  6.16               --               --            --           6.54%
         All contract charges                            --           16,193         $101,176            --             --
  2003   Lowest contract charges 0.50% Class B      $  6.12               --               --            --          22.65%
         Highest contract charges 1.70% Class B     $  5.78               --               --            --          21.19%
         All contract charges                            --           19,266         $112,705            --             --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 19.09               --               --            --           4.03%
         Highest contract charges 1.70% Class B     $ 16.06               --               --            --           2.75%
         All contract charges                            --            1,044         $ 17,419          4.60%            --
  2006   Lowest contract charges 0.50% Class B      $ 18.35               --               --            --           3.30%
         Highest contract charges 1.70% Class B     $ 15.63               --               --            --           2.06%
         All contract charges                            --            1,222         $ 19,815          3.51%            --
  2005   Lowest contract charges 0.50% Class B      $ 17.77               --               --            --           1.49%
         Highest contract charges 1.70% Class B     $ 15.31               --               --            --           0.27%
         All contract charges                            --            1,582         $ 25,077          3.87%            --
  2004   Lowest contract charges 0.50% Class B      $ 17.51               --               --            --           3.23%
         Highest contract charges 1.70% Class B     $ 15.27               --               --            --           1.98%
         All contract charges                            --            1,526         $ 24,056          3.79%            --
  2003   Lowest contract charges 0.50% Class B      $ 16.96               --               --            --           3.03%
         Highest contract charges 1.70% Class B     $ 14.97               --               --            --           1.77%
         All contract charges                            --            1,523         $ 23,461          2.65%            --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $ 21.93              155         $  3,396            --          15.66%
  2006   1.15% Class A                              $ 18.96              304         $  5,774            --           8.01%
  2005   1.15% Class A                              $ 17.56              365         $  6,412            --          10.50%
  2004   1.15% Class A                              $ 15.89              358         $  5,682            --          12.96%
  2003   1.15% Class A                              $ 14.06              402         $  5,658            --          39.62%

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 22.92               --               --            --          16.11%
         Highest contract charges 1.70% Class B     $ 20.14               --               --            --          14.69%
         All contract charges                            --            4,332         $ 89,735            --             --
  2006   Lowest contract charges 0.50% Class B      $ 19.74               --               --            --           8.46%
         Highest contract charges 1.70% Class B     $ 17.56               --               --            --           7.15%
         All contract charges                            --            5,379         $ 96,886            --             --
  2005   Lowest contract charges 0.50% Class B      $ 18.20               --               --            --          10.95%
         Highest contract charges 1.70% Class B     $ 16.39               --               --            --           9.62%
         All contract charges                            --            6,419         $107,631            --             --
  2004   Lowest contract charges 0.50% Class B      $ 16.41               --               --            --          13.41%
         Highest contract charges 1.70% Class B     $ 14.95               --               --            --          12.05%
         All contract charges                            --            7,402         $112,923            --             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Small Cap Growth (Continued)
-------------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 14.47               --               --            --          40.21%
         Highest contract charges 1.70% Class B         $ 13.34               --               --            --          38.54%
         All contract charges                                --            8,248         $112,020            --             --

EQ/AllianceBernstein Value (j)
------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A (l)                              $  9.06            4,100         $ 37,131          2.27%         (9.40)%

EQ/AllianceBernstein Value (j)
------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 18.41               --               --            --          (5.05)%
         Highest contract charges 1.70% Class B         $ 16.31               --               --            --          (6.16)%
         All contract charges                                --           26,493         $387,603          2.27%            --
  2006   Lowest contract charges 0.50% Class B          $ 19.39               --               --            --          20.78%
         Highest contract charges 1.70% Class B         $ 17.38               --               --            --          19.33%
         All contract charges                                --            9,170         $163,663          1.52%            --
  2005   Lowest contract charges 0.50% Class B          $ 16.05               --               --            --           4.91%
         Highest contract charges 1.70% Class B         $ 14.57               --               --            --           3.65%
         All contract charges                                --           10,260         $153,051          1.10%            --
  2004   Lowest contract charges 0.50% Class B          $ 15.30               --               --            --          12.88%
         Highest contract charges 1.70% Class B         $ 14.06               --               --            --          11.52%
         All contract charges                                --           11,146         $159,958          1.32%            --
  2003   Lowest contract charges 0.50% Class B          $ 13.56               --               --            --          28.17%
         Highest contract charges 1.70% Class B         $ 12.60               --               --            --          26.51%
         All contract charges                                --           11,483         $147,389          1.34%            --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (e)      $ 11.29               --               --            --          (1.66)%
         Highest contract charges 1.70% Class B (e)     $ 10.99               --               --            --          (2.83)%
         All contract charges                                --              100         $  1,108          0.44%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.48               --               --            --          10.61%
         Highest contract charges 1.70% Class B (e)     $ 11.31               --               --            --           9.28%
         All contract charges                                --               70         $    802          1.12%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.38               --               --            --           3.83%
         Highest contract charges 1.70% Class B (e)     $ 10.35               --               --            --           3.54%
         All contract charges                                --               23         $    244          0.74%            --

EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 26.45               --               --            --           0.69%
         Highest contract charges 1.70% Class B         $ 23.24               --               --            --          (0.56)%
         All contract charges                                --            5,164         $123,863          0.99%            --
  2006   Lowest contract charges 0.50% Class B          $ 26.27               --               --            --          20.31%
         Highest contract charges 1.70% Class B         $ 23.37               --               --            --          18.86%
         All contract charges                                --            6,279         $150,983          2.67%            --
  2005   Lowest contract charges 0.50% Class B          $ 21.84               --               --            --           2.44%
         Highest contract charges 1.70% Class B         $ 19.66               --               --            --           1.20%
         All contract charges                                --            7,616         $153,657          1.30%            --
  2004   Lowest contract charges 0.50% Class B          $ 21.32               --               --            --          10.02%
         Highest contract charges 1.70% Class B         $ 19.43               --               --            --           8.69%
         All contract charges                                --            9,215         $183,445          2.05%            --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
EQ/BlackRock Basic Value Equity (Continued)
-------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 19.38              --                --            --         30.58%
         Highest contract charges 1.70% Class B         $ 17.87              --                --            --         28.95%
         All contract charges                                --           9,649          $176,210          0.52%           --

EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 27.28              --                --            --          9.65%
         Highest contract charges 1.70% Class B         $ 23.97              --                --            --          8.31%
         All contract charges                                --           3,268          $ 80,889          1.75%           --
  2006   Lowest contract charges 0.50% Class B          $ 24.88              --                --            --         25.06%
         Highest contract charges 1.70% Class B         $ 22.13              --                --            --         23.55%
         All contract charges                                --           3,753          $ 85,502          3.41%           --
  2005   Lowest contract charges 0.50% Class B          $ 19.90              --                --            --         10.28%
         Highest contract charges 1.70% Class B         $ 17.91              --                --            --          8.96%
         All contract charges                                --           3,839          $ 70,590          1.73%           --
  2004   Lowest contract charges 0.50% Class B          $ 18.04              --                --            --         21.04%
         Highest contract charges 1.70% Class B         $ 16.44              --                --            --         19.58%
         All contract charges                                --           3,618          $ 60,866          1.58%           --
  2003   Lowest contract charges 0.50% Class B          $ 14.90              --                --            --         27.35%
         Highest contract charges 1.70% Class B         $ 13.75              --                --            --         25.92%
         All contract charges                                --           3,627          $ 50,907          2.27%           --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  7.50              --                --            --          3.31%
         Highest contract charges 1.70% Class B (c)     $  6.71              --                --            --          1.82%
         All contract charges                                --           1,719          $ 11,852          1.62%           --
  2006   Lowest contract charges 0.50% Class B (c)      $  7.26              --                --            --         15.39%
         Highest contract charges 1.70% Class B (c)     $  6.59              --                --            --         14.00%
         All contract charges                                --           2,310          $ 15,572          2.28%           --
  2005   Lowest contract charges 0.50% Class B (c)      $  6.30              --                --            --          5.62%
         Highest contract charges 1.70% Class B (c)     $  5.78              --                --            --          4.35%
         All contract charges                                --           2,154          $ 12,697          2.09%           --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.96              --                --            --          9.05%
         Highest contract charges 1.70% Class B (c)     $  5.54              --                --            --          8.80%
         All contract charges                                --             266          $  1,503          3.48%           --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 10.74              --                --            --         11.53%
         Highest contract charges 1.70% Class B         $  9.71              --                --            --         10.22%
         All contract charges                                --             110          $  1,097          0.21%           --
  2006   Lowest contract charges 0.50% Class B          $  9.63              --                --            --          4.70%
         Highest contract charges 1.70% Class B         $  8.81              --                --            --          3.45%
         All contract charges                                --             116          $  1,043            --            --
  2005   Lowest contract charges 0.50% Class B          $  9.20              --                --            --          8.20%
         Highest contract charges 1.70% Class B         $  8.51              --                --            --          6.90%
         All contract charges                                --             130          $  1,125            --            --
  2004   Lowest contract charges 0.50% Class B          $  8.50              --                --            --          3.07%
         Highest contract charges 1.70% Class B         $  7.96              --                --            --          1.83%
         All contract charges                                --             116          $    939            --            --
  2003   Lowest contract charges 0.50% Class B          $  8.25              --                --            --         27.31%
         Highest contract charges 1.70% Class B         $  7.82              --                --            --         25.72%
         All contract charges                                --             113          $    897            --            --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 14.95              --                --            --           4.91%
         Highest contract charges 1.70% Class B         $ 13.14              --                --            --           3.71%
         All contract charges                                --             651           $ 9,123            --             --
  2006   Lowest contract charges 0.50% Class B          $ 14.25              --                --            --           6.87%
         Highest contract charges 1.70% Class B         $ 12.67              --                --            --           5.58%
         All contract charges                                --             333           $ 4,309          0.22%            --
  2005   Lowest contract charges 0.50% Class B          $ 13.33              --                --            --           4.58%
         Highest contract charges 1.70% Class B         $ 12.00              --                --            --           3.33%
         All contract charges                                --             179           $ 2,194          0.21%            --
  2004   Lowest contract charges 0.50% Class B          $ 12.75              --                --            --           5.01%
         Highest contract charges 1.70% Class B         $ 11.62              --                --            --           3.74%
         All contract charges                                --              89           $ 1,059          0.48%            --
  2003   Lowest contract charges 0.50% Class B          $ 12.14              --                --            --          23.38%
         Highest contract charges 1.70% Class B         $ 11.20              --                --            --          21.87%
         All contract charges                                --             117           $ 1,335          0.16%            --

EQ/Capital Guardian Research (g)
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 14.12              --                --            --           1.15%
         Highest contract charges 1.70% Class B         $ 12.71              --                --            --          (0.08)%
         All contract charges                                --           5,973           $77,900          1.06%            --
  2006   Lowest contract charges 0.50% Class B          $ 13.96              --                --            --          11.50%
         Highest contract charges 1.70% Class B         $ 12.72              --                --            --          10.16%
         All contract charges                                --           4,909           $63,987          0.53%            --
  2005   Lowest contract charges 0.50% Class B          $ 12.52              --                --            --           5.53%
         Highest contract charges 1.70% Class B         $ 11.55              --                --            --           4.26%
         All contract charges                                --           5,839           $68,872          0.53%            --
  2004   Lowest contract charges 0.50% Class B          $ 11.87              --                --            --          10.35%
         Highest contract charges 1.70% Class B         $ 11.08              --                --            --           9.02%
         All contract charges                                --           6,765           $76,328          0.61%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.76              --                --            --          30.90%
         Highest contract charges 1.70% Class B         $ 10.16              --                --            --          29.26%
         All contract charges                                --           7,243           $74,735          0.42%            --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.49              --                --            --           2.32%
         Highest contract charges 1.70% Class B (d)     $ 11.12              --                --            --           1.00%
         All contract charges                                --             561           $ 6,280          6.73%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.23              --                --            --           7.42%
         Highest contract charges 1.70% Class B (d)     $ 11.01              --                --            --           6.13%
         All contract charges                                --             507           $ 5,609          7.68%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.46              --                --            --           4.56%
         Highest contract charges 1.70% Class B (d)     $ 10.37              --                --            --           3.72%
         All contract charges                                --             174           $ 1,807         13.63%            --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007

7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.23              --                --            --           3.22%
         Highest contract charges 1.70% Class B (f)     $ 11.05              --                --            --           1.94%
         All contract charges                                --             528          $  5,854          0.58%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.88              --                --            --           8.76%
         Highest contract charges 1.70% Class B (f)     $ 10.84              --                --            --           8.36%
         All contract charges                                --             136          $  1,478          0.85%            --

EQ/Equity 500 Index
-------------------
         Unit Value 1.15*
  2007   1.15% Class A (l)                              $ 32.78              --                --          1.24%          4.00%

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 34.94              --                --            --           4.42%
         Highest contract charges 1.70% Class B         $ 29.54              --                --            --           3.14%
         All contract charges                                --           3,801          $116,961          1.24%            --
  2006   Lowest contract charges 0.50% Class B          $ 33.46              --                --            --          14.52%
         Highest contract charges 1.70% Class B         $ 28.64              --                --            --          13.14%
         All contract charges                                --           4,697          $139,661          1.46%            --
  2005   Lowest contract charges 0.50% Class B          $ 29.22              --                --            --           3.88%
         Highest contract charges 1.70% Class B         $ 25.31              --                --            --           2.63%
         All contract charges                                --           5,668          $148,550          1.26%            --
  2004   Lowest contract charges 0.50% Class B          $ 28.13              --                --            --           9.68%
         Highest contract charges 1.70% Class B         $ 24.66              --                --            --           8.36%
         All contract charges                                --           6,511          $165,823          1.38%            --
  2003   Lowest contract charges 0.50% Class B          $ 25.65              --                --            --          27.21%
         Highest contract charges 1.70% Class B         $ 22.76              --                --            --          25.68%
         All contract charges                                --           7,083          $166,206          1.27%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.93              --                --            --           8.76%
         Highest contract charges 1.70% Class B (e)     $ 10.64              --                --            --           7.47%
         All contract charges                                --             983          $ 10,635          4.53%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 10.05              --                --            --           2.90%
         Highest contract charges 1.70% Class B (e)     $  9.90              --                --            --           1.66%
         All contract charges                                --             306          $  3,044          0.41%            --
  2005   Lowest contract charges 0.50% Class B (e)      $  9.77              --                --            --          (2.31)%
         Highest contract charges 1.70% Class B (e)     $  9.74              --                --            --          (2.59)%
         All contract charges                                --              22               212            --             --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 10.58              --                --            --          10.79%
         Highest contract charges 1.70% Class B         $  9.49              --                --            --           9.46%
         All contract charges                                --             930          $  9,027            --             --
  2006   Lowest contract charges 0.50% Class B          $  9.55              --                --            --           5.34%
         Highest contract charges 1.70% Class B         $  8.67              --                --            --           4.07%
         All contract charges                                --           1,004          $  8,883          2.03%            --
  2005   Lowest contract charges 0.50% Class B          $  9.07              --                --            --           3.44%
         Highest contract charges 1.70% Class B         $  8.33              --                --            --           2.20%
         All contract charges                                --           1,194          $ 10,128          0.04%            --
  2004   Lowest contract charges 0.50% Class B          $  8.77              --                --            --           6.51%
         Highest contract charges 1.70% Class B         $  8.15              --                --            --           5.22%
         All contract charges                                --           1,548          $ 12,815          0.31%            --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007

7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Evergreen Omega (Continued)
------------------------------
  2003   Lowest contract charges 0.50% Class B          $  8.23              --                --            --          37.40%
         Highest contract charges 1.70% Class B         $  7.75              --                --            --          35.94%
         All contract charges                                --           1,184           $ 9,300            --             --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 14.59              --                --            --           7.44%
         Highest contract charges 1.70% Class B         $ 13.35              --                --            --           6.21%
         All contract charges                                --           4,894           $66,595            --             --
  2006   Lowest contract charges 0.50% Class B          $ 13.58              --                --            --          10.97%
         Highest contract charges 1.70% Class B         $ 12.57              --                --            --           9.63%
         All contract charges                                --           5,941           $76,031          3.07%            --
  2005   Lowest contract charges 0.50% Class B          $ 12.23              --                --            --           5.84%
         Highest contract charges 1.70% Class B         $ 11.47              --                --            --           4.56%
         All contract charges                                --           7,030           $81,842          7.23%            --
  2004   Lowest contract charges 0.50% Class B          $ 11.56              --                --            --          15.45%
         Highest contract charges 1.70% Class B         $ 10.97              --                --            --          14.06%
         All contract charges                                --           7,409           $82,301          2.25%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.01              --                --            --          42.80%
         Highest contract charges 1.70% Class B         $  9.62              --                --            --          41.26%
         All contract charges                                --           7,550           $73,326            --             --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.62              --                --            --           1.53%
         Highest contract charges 1.70% Class B (f)     $ 10.45              --                --            --           0.29%
         All contract charges                                --           2,107           $22,106          3.79%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.46              --                --            --           4.56%
         Highest contract charges 1.70% Class B (f)     $ 10.42              --                --            --           4.17%
         All contract charges                                --             619           $ 6,457          2.46%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $  9.86              --                --            --         ( 9.12)%
         Highest contract charges 1.70% Class B (f)     $  9.71              --                --            --         (10.18)%
         All contract charges                                --             138           $ 1,343          0.50%
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.85              --                --            --           8.50%
         Highest contract charges 1.70% Class B (f)     $ 10.81              --                --            --           8.10%
         All contract charges                                --              34           $   364          0.62%            --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (k)      $  9.57              --                --            --         ( 4.30)%
         Highest contract charges 1.70% Class B (k)     $  9.49              --                --            --         ( 5.10)%
         All contract charges                                --             472           $ 4,489          1.96%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (e)      $ 12.14              --                --            --           2.97%
         Highest contract charges 1.70% Class B (e)     $ 11.75              --                --            --           1.64%
         All contract charges                                --             601           $ 7,151          0.49%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.79              --                --            --          11.65%
         Highest contract charges 1.70% Class B (e)     $ 11.56              --                --            --          10.30%
         All contract charges                                --             780           $ 9,122          5.06%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.56              --                --            --           5.64%
         Highest contract charges 1.70% Class B (e)     $ 10.48              --                --            --           4.79%
         All contract charges                                --             538           $ 5,667          4.29%            --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $ 35.02              --                --            --           8.72%
         Highest contract charges 1.70% Class B (c)     $ 27.67              --                --            --           7.41%
         All contract charges                                --             792           $23,223          0.47%            --
  2006   Lowest contract charges 0.50% Class B (c)      $ 32.21              --                --            --          18.24%
         Highest contract charges 1.70% Class B (c)     $ 25.76              --                --            --          16.82%
         All contract charges                                --             536           $14,549          1.45%            --
  2005   Lowest contract charges 0.50% Class B (c)      $ 27.24              --                --            --           3.80%
         Highest contract charges 1.70% Class B (c)     $ 22.05              --                --            --           2.55%
         All contract charges                                --             474           $10,971          0.90%            --
  2004   Lowest contract charges 0.50% Class B (c)      $ 26.24              --                --            --          13.51%
         Highest contract charges 1.70% Class B (c)     $ 21.50              --                --            --          13.26%
         All contract charges                                --             102           $ 2,292          0.44%            --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (e)      $ 16.72              --                --            --          15.63%
         Highest contract charges 1.70% Class B (e)     $ 16.18              --                --            --          14.18%
         All contract charges                                --             478           $ 7,804          0.67%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 14.46              --                --            --          25.01%
         Highest contract charges 1.70% Class B (e)     $ 14.17              --                --            --          23.51%
         All contract charges                                --             186           $ 2,650          1.17%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 11.56              --                --            --          15.64%
         Highest contract charges 1.70% Class B (e)     $ 11.47              --                --            --          14.72%
         All contract charges                                --              54           $   615          2.36%            --

EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 15.88              --                --            --           2.58%
         Highest contract charges 1.70% Class B         $ 14.07              --                --            --           1.37%
         All contract charges                                --           3,901           $56,331          4.18%            --
  2006   Lowest contract charges 0.50% Class B          $ 15.48              --                --            --           3.54%
         Highest contract charges 1.70% Class B         $ 13.88              --                --            --           2.30%
         All contract charges                                --           4,203           $59,758          4.27%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.95              --                --            --           1.71%
         Highest contract charges 1.70% Class B         $ 13.57              --                --            --           0.48%
         All contract charges                                --           4,274           $59,245          3.61%            --
  2004   Lowest contract charges 0.50% Class B          $ 14.70              --                --            --           3.58%
         Highest contract charges 1.70% Class B         $ 13.50              --                --            --           2.33%
         All contract charges                                --           3,575           $49,206          4.03%            --
  2003   Lowest contract charges 0.50% Class B          $ 14.19              --                --            --           2.84%
         Highest contract charges 1.70% Class B         $ 13.20              --                --            --           1.62%
         All contract charges                                --           3,606           $48,363          3.08%            --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 17.16              --                --            --          (1.72)%
         Highest contract charges 1.70% Class B         $ 15.08              --                --            --          (2.90)%
         All contract charges                                --           1,918           $30,002          1.29%            --
  2006   Lowest contract charges 0.50% Class B          $ 17.46              --                --            --          19.78%
         Highest contract charges 1.70% Class B         $ 15.53              --                --            --          18.34%
         All contract charges                                --           2,331           $37,428          4.25%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.58              --                --            --           3.41%
         Highest contract charges 1.70% Class B         $ 13.12              --                --            --           2.16%
         All contract charges                                --           2,671           $36,117          1.45%            --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2004   Lowest contract charges 0.50% Class B          $ 14.10              --                --            --          10.33%
         Highest contract charges 1.70% Class B         $ 12.84              --                --            --           9.00%
         All contract charges                                --           3,179           $41,949          1.24%            --
  2003   Lowest contract charges 0.50% Class B          $ 12.78              --                --            --          26.16%
         Highest contract charges 1.70% Class B         $ 11.78              --                --            --          24.66%
         All contract charges                                --           3,611           $43,576          1.33%            --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.61              --                --            --          (6.35)%
         Highest contract charges 1.70% Class B (e)     $ 10.32              --                --            --          (7.61)%
         All contract charges                                --             706           $ 7,423            --             --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.33              --                --            --           6.30%
         Highest contract charges 1.70% Class B (e)     $ 11.17              --                --            --           5.02%
         All contract charges                                --             320           $ 3,608          0.05%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.66              --                --            --           6.62%
         Highest contract charges 1.70% Class B (e)     $ 10.63              --                --            --           6.31%
         All contract charges                                --              61           $   650          0.15%            --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.89              --                --            --           6.87%
         Highest contract charges 1.70% Class B (d)     $ 10.54              --                --            --           5.61%
         All contract charges                                --             464           $ 4,921          4.28%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.19              --                --            --           1.31%
         Highest contract charges 1.70% Class B (d)     $  9.98              --                --            --           0.10%
         All contract charges                                --             378           $ 3,792          3.95%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.06              --                --            --           0.56%
         Highest contract charges 1.70% Class B (d)     $  9.98              --                --            --          (0.25)%
         All contract charges                                --             326           $ 3,255          4.20%            --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.80              --                --            --           2.98%
         Highest contract charges 1.70% Class B (d)     $ 12.39              --                --            --           1.72%
         All contract charges                                --             332           $ 4,143          1.00%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.43              --                --            --          16.63%
         Highest contract charges 1.70% Class B (d)     $ 12.18              --                --            --          15.22%
         All contract charges                                --             382           $ 4,671          1.57%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.66              --                --            --           6.59%
         Highest contract charges 1.70% Class B (d)     $ 10.57              --                --            --           5.73%
         All contract charges                                --              73           $   774          1.34%            --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 13.11              --                --            --          10.08%
         Highest contract charges 1.70% Class B (d)     $ 12.70              --                --            --           8.83%
         All contract charges                                --             138           $ 1,764          0.78%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.91              --                --            --          12.13%
         Highest contract charges 1.70% Class B (d)     $ 11.67              --                --            --          10.78%
         All contract charges                                --             111           $ 1,303          1.28%            --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Lord Abbett Large Cap Core (Continued)
-----------------------------------------
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.62              --                --            --           6.21%
         Highest contract charges 1.70% Class B (d)     $ 10.54              --                --            --           5.40%
         All contract charges                                --              58          $    615          0.89%            --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.55              --                --            --           0.08%
         Highest contract charges 1.70% Class B (d)     $ 12.15              --                --            --          (1.14)%
         All contract charges                                --             681          $  8,334          0.53%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.54              --                --            --          11.87%
         Highest contract charges 1.70% Class B (d)     $ 12.29              --                --            --          10.52%
         All contract charges                                --             592          $  7,315          1.10%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 11.21              --                --            --          12.11%
         Highest contract charges 1.70% Class B (d)     $ 11.12              --                --            --          11.22%
         All contract charges                                --             682          $  7,598          1.53%            --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 19.52              --                --            --          13.49%
         Highest contract charges 1.70% Class B         $ 18.08              --                --            --          12.09%
         All contract charges                                --           3,964          $ 72,987          0.17%            --
  2006   Lowest contract charges 0.50% Class B          $ 17.20              --                --            --           8.78%
         Highest contract charges 1.70% Class B         $ 16.13              --                --            --           7.47%
         All contract charges                                --           4,481          $ 73,378          0.72%            --
  2005   Lowest contract charges 0.50% Class B          $ 15.82              --                --            --          10.15%
         Highest contract charges 1.70% Class B         $ 15.01              --                --            --           8.83%
         All contract charges                                --           4,494          $ 68,290            --             --
  2004   Lowest contract charges 0.50% Class B          $ 14.36              --                --            --           9.96%
         Highest contract charges 1.70% Class B         $ 13.79              --                --            --           8.63%
         All contract charges                                --           4,111          $ 57,243            --             --
  2003   Lowest contract charges 0.50% Class B          $ 13.06              --                --            --          30.45%
         Highest contract charges 1.70% Class B         $ 12.69              --                --            --          28.83%
         All contract charges                                --           4,335          $ 55,413            --             --

EQ/Money Market
---------------
         Unit Value 1.15%*
  2007   1.15% Class A                                  $ 32.86             259          $  8,522          4.62%          3.76%
  2006   1.15% Class A                                  $ 31.67             262          $  8,297          4.46%          3.53%
  2005   1.15% Class A                                  $ 30.59             238          $  7,289          2.56%          1.70%
  2004   1.15% Class A                                  $ 30.08             344          $ 10,358          0.79%         (0.13)%
  2003   1.15% Class A                                  $ 30.12             444          $ 13,368          0.56%         (0.34)%

EQ/Money Market
---------------
         Unit Value 0.00% to 1.70%*
  2007   Lowest contract charges 0.00% Class B          $ 43.51              --                --            --           4.72%
         Highest contract charges 1.70% Class B         $ 27.65              --                --            --           2.94%
         All contract charges                                --           3,848          $113,281          4.62%            --
  2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
         Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
         All contract charges                                --           3,874          $110,831          4.46%            --
  2005   Lowest contract charges 0.00% Class B          $ 39.77              --                --            --           2.62%
         Highest contract charges 1.70% Class B         $ 26.15              --                --            --           0.88%
         All contract charges                                --           3,949          $109,656          2.56%            --
  2004   Lowest contract charges 0.00% Class B          $ 38.75              --                --            --           0.78%
         Highest contract charges 1.70% Class B         $ 25.92              --                --            --          (0.94)%
         All contract charges                                --           4,624          $127,203          0.79%            --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Money Market (Continued)
---------------------------
  2003   Lowest contract charges 0.00% Class B          $ 38.46              --                --            --           0.56%
         Highest contract charges 1.70% Class B         $ 26.17              --                --            --          (1.14)%
         All contract charges                                --           5,810          $160,985          0.54%            --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  6.32              --                --            --          20.15%
         Highest contract charges 1.70% Class B (c)     $  5.66              --                --            --          18.66%
         All contract charges                                --             554          $  3,227          0.29%            --
  2006   Lowest contract charges 0.50% Class B (c)      $  5.26              --                --            --           7.41%
         Highest contract charges 1.70% Class B (c)     $  4.77              --                --            --           6.12%
         All contract charges                                --             278          $  1,361          0.19%            --
  2005   Lowest contract charges 0.50% Class B (c)      $  4.90              --                --            --           4.88%
         Highest contract charges 1.70% Class B (c)     $  4.49              --                --            --           3.62%
         All contract charges                                --             298          $  1,371          0.41%            --
  2004   Lowest contract charges 0.50% Class B (c)      $  4.67              --                --            --           7.93%
         Highest contract charges 1.70% Class B (c)     $  4.34              --                --            --           7.69%
         All contract charges                                --              11          $     48          0.51%            --

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.86              --                --            --           1.12%
         Highest contract charges 1.70% Class B (f)     $ 10.69              --                --            --          (0.09)%
         All contract charges                                --             678          $  7,267            --             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.74              --                --            --           7.38%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --           6.98%
         All contract charges                                --             141          $  1,506          0.45%            --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.70              --                --            --           5.22%
         Highest contract charges 1.70% Class B (f)     $ 11.51              --                --            --           3.88%
         All contract charges                                --             236          $  2,725          0.35%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.12              --                --            --          11.23%
         Highest contract charges 1.70% Class B (f)     $ 11.08              --                --            --          10.82%
         All contract charges                                --              47          $    519          0.06%            --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.28              --                --            --           2.92%
         Highest contract charges 1.70% Class B (f)     $ 11.10              --                --            --           1.65%
         All contract charges                                --              68          $    756            --             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.96              --                --            --           9.61%
         Highest contract charges 1.70% Class B (f)     $ 10.92              --                --            --           9.20%
         All contract charges                                --              29          $    322          1.99%            --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.88              --                --            --          (2.25)%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --          (3.52)%
         All contract charges                                --              98          $  1,048          0.37%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.13              --                --            --          11.28%
         Highest contract charges 1.70% Class B (f)     $ 11.09              --                --            --          10.86%
         All contract charges                                --              36          $    400          1.49%            --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.07              --                --            --          10.92%
         Highest contract charges 1.70% Class B (d)     $ 10.72              --                --            --           9.61%
         All contract charges                                --           1,487          $ 16,050          3.24%            --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding  Net Assets     Investment         Total
                                                       Unit value        (000s)        (000s)     Income ratio**     Return***
                                                      -----------  -----------------  ----------  --------------     ----------
EQ/PIMCO Real Return (Continued)
--------------------------------
  2006   Lowest contract charges 0.50% Class B (d)      $  9.98           --                --            --           (0.11)%
         Highest contract charges 1.70% Class B (d)     $  9.78           --                --            --           (1.31)%
         All contract charges                                --        1,072           $10,531          4.50%             --
  2005   Lowest contract charges 0.50% Class B (d)      $  9.99           --                --            --           (0.09)%
         Highest contract charges 1.70% Class B (d)     $  9.91           --                --            --           (0.89)%
         All contract charges                                --          782           $ 7,766          5.60%             --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.70%                                        --                --            --            4.82%
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.88           --                --            --            3.54%
         Highest contract charges 1.70% Class B (d)     $ 10.53          468           $ 4,950          3.94%             --
         All contract charges                                --           --                --            --            3.44%
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.38           --                --            --            2.20%
         Highest contract charges 1.70% Class B (d)     $ 10.17          504           $ 5,152          3.61%             --
         All contract charges                                --           --                --            --            0.36%
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.04           --                --            --           (0.44)%
         Highest contract charges 1.70% Class B (d)     $  9.96          229           $ 2,289          2.01%             --
         All contract charges                                --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 18.09           --                --            --           (2.32)%
         Highest contract charges 1.70% Class B         $ 16.02           --                --            --           (3.49)%
         All contract charges                                --        1,780           $29,335          1.22%             --
  2006   Lowest contract charges 0.50% Class B          $ 18.52           --                --            --           17.12%
         Highest contract charges 1.70% Class B         $ 16.60           --                --            --           15.71%
         All contract charges                                --        2,142           $36,481          1.21%             --
  2005   Lowest contract charges 0.50% Class B          $ 15.81           --                --            --            3.74%
         Highest contract charges 1.70% Class B         $ 14.35           --                --            --            2.49%
         All contract charges                                --        2,338           $34,342          1.07%             --
  2004   Lowest contract charges 0.50% Class B          $ 15.24           --                --            --           17.08%
         Highest contract charges 1.70% Class B         $ 14.00           --                --            --           15.67%
         All contract charges                                --        2,744           $39,236          2.29%             --
  2003   Lowest contract charges 0.50% Class B          $ 13.02           --                --            --           45.15%
         Highest contract charges 1.70% Class B         $ 12.10           --                --            --           43.36%
         All contract charges                                --        2,615           $32,226          0.31%             --

EQ/T. Rowe Price Growth Stock (h)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $ 20.63           --                --            --            6.67%
         Highest contract charges 1.70% Class B (c)     $ 16.30           --                --            --            5.43%
         All contract charges                                --        1,038           $17,635          0.14%             --
  2006   Lowest contract charges 0.50% Class B (c)      $ 19.34           --                --            --           (4.49)%
         Highest contract charges 1.70% Class B (c)     $ 15.46           --                --            --           (5.64)%
         All contract charges                                --          100           $ 1,627            --              --
  2005   Lowest contract charges 0.50% Class B (c)      $ 20.25           --                --            --            3.47%
         Highest contract charges 1.70% Class B (c)     $ 16.39           --                --            --            2.22%
         All contract charges                                --          113           $ 1,942            --              --
  2004   Lowest contract charges 0.50% Class B (c)      $ 19.57           --                --            --           12.32%
         Highest contract charges 1.70% Class B (c)     $ 16.03           --                --            --           12.07%
         All contract charges                                --           21           $   359            --              --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.96              --                --            --           1.58%
         Highest contract charges 1.70% Class B (f)     $ 10.78              --                --            --           0.28%
         All contract charges                                --             463          $  5,015          0.58%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.79              --                --            --           7.86%
         Highest contract charges 1.70% Class B (f)     $ 10.75              --                --            --           7.46%
         All contract charges                                --             148          $  1,593          0.35%            --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  6.74              --                --            --           0.60%
         Highest contract charges 1.70% Class B (c)     $  6.04              --                --            --          (0.49)%
         All contract charges                                --             506          $  3,135          0.69%            --
  2006   Lowest contract charges 0.50% Class B (c)      $  6.70              --                --            --          13.58%
         Highest contract charges 1.70% Class B (c)     $  6.07              --                --            --          12.22%
         All contract charges                                --             567          $  3,532          0.85%            --
  2005   Lowest contract charges 0.50% Class B (c)      $  5.90              --                --            --           8.46%
         Highest contract charges 1.70% Class B (c)     $  5.41              --                --            --           7.16%
         All contract charges                                --             371          $  2,058          1.67%            --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.44              --                --            --          11.67%
         Highest contract charges 1.70% Class B (c)     $  5.05              --                --            --          11.43%
         All contract charges                                --              20          $    106          4.29%            --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.73              --                --            --          (3.06)%
         Highest contract charges 1.70% Class B (d)     $ 11.36              --                --            --          (4.14)%
         All contract charges                                --             491          $  5,623          0.84%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.10              --                --            --          15.33%
         Highest contract charges 1.70% Class B (d)     $ 11.85              --                --            --          13.94%
         All contract charges                                --           1,041          $ 12,470          2.74%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.49              --                --            --           4.88%
         Highest contract charges 1.70% Class B (d)     $ 10.40              --                --            --           4.04%
         All contract charges                                --             714          $  7,466          1.83%            --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 28.86              --                --            --          41.26%
         Highest contract charges 1.70% Class B         $ 25.45              --                --            --          39.61%
         All contract charges                                --           5,020          $131,723            --             --
  2006   Lowest contract charges 0.50% Class B          $ 20.43              --                --            --          36.37%
         Highest contract charges 1.70% Class B         $ 18.23              --                --            --          34.73%
         All contract charges                                --           5,635          $105,586          0.40%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.98              --                --            --          32.12%
         Highest contract charges 1.70% Class B         $ 13.53              --                --            --          30.53%
         All contract charges                                --           5,750          $ 79,754          0.56%            --
  2004   Lowest contract charges 0.50% Class B          $ 11.34              --                --            --          23.06%
         Highest contract charges 1.70% Class B         $ 10.37              --                --            --          21.58%
         All contract charges                                --           5,252          $ 55,642          0.66%            --
  2003   Lowest contract charges 0.50% Class B          $  9.21              --                --            --          55.05%
         Highest contract charges 1.70% Class B         $  8.53              --                --            --          53.42%
         All contract charges                                --           5,023          $ 43,647          0.80%            --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 16.48              --                --            --          21.80%
         Highest contract charges 1.70% Class B (d)     $ 15.95              --                --            --          20.29%
         All contract charges                                --             530          $  8,521          0.39%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
EQ/Van Kampen Mid Cap Growth (Continued)
----------------------------------------
  2006   Lowest contract charges 0.50% Class B (d)      $ 13.53              --                --            --          8.71%
         Highest contract charges 1.70% Class B (d)     $ 13.26              --                --            --          7.40%
         All contract charges                                --             196          $  2,607          0.34%           --
  2005   Lowest contract charges 0.50% Class B (d)      $ 12.44              --                --            --         24.44%
         Highest contract charges 1.70% Class B (d)     $ 12.34              --                --            --         23.44%
         All contract charges                                --             168          $  2,077            --            --

MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 17.78              --                --            --         14.64%
         Highest contract charges 1.70% Class B         $ 16.01              --                --            --         13.31%
         All contract charges                                --           1,518          $ 25,426          0.39%           --
  2006   Lowest contract charges 0.50% Class B          $ 15.51              --                --            --         18.65%
         Highest contract charges 1.70% Class B         $ 14.13              --                --            --         17.22%
         All contract charges                                --           1,648          $ 24,157          1.29%           --
  2005   Lowest contract charges 0.50% Class B          $ 13.07              --                --            --         16.54%
         Highest contract charges 1.70% Class B         $ 12.06              --                --            --         15.14%
         All contract charges                                --           1,659          $ 20,675          1.63%           --
  2004   Lowest contract charges 0.50% Class B          $ 11.22              --                --            --         13.04%
         Highest contract charges 1.70% Class B         $ 10.47              --                --            --         11.68%
         All contract charges                                --           1,331          $ 14,271          1.70%           --
  2003   Lowest contract charges 0.50% Class B          $  9.92              --                --            --         31.91%
         Highest contract charges 1.70% Class B         $  9.38              --                --            --         30.46%
         All contract charges                                --             807          $  7,656          1.58%           --

MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 11.71              --                --            --          3.35%
         Highest contract charges 1.70% Class B         $ 10.50              --                --            --          2.14%
         All contract charges                                --             941          $ 10,092          1.11%           --
  2006   Lowest contract charges 0.50% Class B          $ 11.33              --                --            --         12.38%
         Highest contract charges 1.70% Class B         $ 10.28              --                --            --         11.03%
         All contract charges                                --           1,207          $ 12,655          0.80%           --
  2005   Lowest contract charges 0.50% Class B          $ 10.08              --                --            --          6.66%
         Highest contract charges 1.70% Class B         $  9.26              --                --            --          5.38%
         All contract charges                                --           1,491          $ 14,051          0.48%           --
  2004   Lowest contract charges 0.50% Class B          $  9.45              --                --            --         10.84%
         Highest contract charges 1.70% Class B         $  8.79              --                --            --          9.51%
         All contract charges                                --           1,772          $ 15,816          0.55%           --
  2003   Lowest contract charges 0.50% Class B          $  8.53              --                --            --         21.51%
         Highest contract charges 1.70% Class B         $  8.03              --                --            --         20.03%
         All contract charges                                --           1,959          $ 15,936          0.61%           --

MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 18.86              --                --            --         15.07%
         Highest contract charges 1.70% Class B         $ 16.57              --                --            --         13.65%
         All contract charges                                --           4,958          $ 85,014          0.34%           --
  2006   Lowest contract charges 0.50% Class B          $ 16.39              --                --            --          7.24%
         Highest contract charges 1.70% Class B         $ 14.58              --                --            --          5.95%
         All contract charges                                --           5,886          $ 88,476            --            --
  2005   Lowest contract charges 0.50% Class B          $ 15.29              --                --            --          8.48%
         Highest contract charges 1.70% Class B         $ 13.76              --                --            --          7.18%
         All contract charges                                --           7,269          $102,815            --            --
  2004   Lowest contract charges 0.50% Class B          $ 14.09              --                --            --         12.06%
         Highest contract charges 1.70% Class B         $ 12.84              --                --            --         10.71%
         All contract charges                                --           8,819          $116,063            --            --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
MarketPLUS Large Cap Growth (Continued)
---------------------------------------
  2003   Lowest contract charges 0.50% Class B      $ 12.58               --               --            --          28.76%
         Highest contract charges 1.70% Class B     $ 11.60               --               --            --          27.17%
         All contract charges                            --           10,270         $121,717            --             --

MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 18.67               --               --            --          (2.10)%
         Highest contract charges 1.70% Class B     $ 16.40               --               --            --          (3.30)%
         All contract charges                            --            6,755         $114,184          0.93%            --
  2006   Lowest contract charges 0.50% Class B      $ 19.07               --               --            --          11.92%
         Highest contract charges 1.70% Class B     $ 16.96               --               --            --          10.58%
         All contract charges                            --            8,495         $148,186          0.29%            --
  2005   Lowest contract charges 0.50% Class B      $ 17.04               --               --            --          10.77%
         Highest contract charges 1.70% Class B     $ 15.34               --               --            --           9.44%
         All contract charges                            --           10,049         $158,052          4.50%            --
  2004   Lowest contract charges 0.50% Class B      $ 15.38               --               --            --          17.26%
         Highest contract charges 1.70% Class B     $ 14.02               --               --            --          15.84%
         All contract charges                            --           11,078         $158,871          2.52%            --
  2003   Lowest contract charges 0.50% Class B      $ 13.12               --               --            --          32.65%
         Highest contract charges 1.70% Class B     $ 12.10               --               --            --          30.94%
         All contract charges                            --           12,192         $150,515          0.37%            --

Multimanager Aggressive Equity
------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $ 70.46              186         $ 13,100          0.03%         10.37%
  2006   1.15% Class A                              $ 63.84              227         $ 14,485          0.05%          4.16%
  2005   1.15% Class A                              $ 61.29              270         $ 16,518            --           7.23%
  2004   1.15% Class A                              $ 57.16              320         $ 18,274            --          11.08%
  2003   1.15% Class A                              $ 51.45              387         $ 19,896            --          36.30%

Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 79.11               --               --            --          10.83%
         Highest contract charges 1.70% Class B     $ 60.62               --               --            --           9.48%
         All contract charges                            --              417         $ 27,546          0.03%            --
  2006   Lowest contract charges 0.50% Class B      $ 71.38               --               --            --           4.59%
         Highest contract charges 1.70% Class B     $ 55.37               --               --            --           3.33%
         All contract charges                            --              534         $ 32,006          0.05%            --
  2005   Lowest contract charges 0.50% Class B      $ 68.25               --               --            --           7.66%
         Highest contract charges 1.70% Class B     $ 53.59               --               --            --           6.37%
         All contract charges                            --              658         $ 38,064            --             --
  2004   Lowest contract charges 0.50% Class B      $ 63.39               --               --            --          11.54%
         Highest contract charges 1.70% Class B     $ 50.38               --               --            --          10.19%
         All contract charges                            --              770         $ 41,681            --             --
  2003   Lowest contract charges 0.50% Class B      $ 56.83               --               --            --          36.82%
         Highest contract charges 1.70% Class B     $ 45.72               --               --            --          35.19%
         All contract charges                            --              852         $ 41,680            --             --

Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 12.69               --               --            --           5.66%
         Highest contract charges 1.70% Class B     $ 11.80               --               --            --           4.42%
         All contract charges                            --            3,034         $ 36,328          4.10%            --
  2006   Lowest contract charge 0.50% Class B       $ 12.01               --               --            --           3.25%
         Highest contract charge 1.70% Class B      $ 11.30               --               --            --           2.01%
         All contract charges                            --            3,476         $ 39,740          4.10%            --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          Years Ended December 31,
                                                  -------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment       Total
                                                   Unit value         (000s)          (000s)     Income ratio**   Return***
                                                  ------------ ------------------- ------------ ---------------- ----------
Multimanager Core Bond (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B       $ 11.63              --                --            --          1.24%
         Highest contract charge 1.70% Class B      $ 11.08              --                --            --          0.02%
         All contract charges                            --           4,117          $ 46,047          3.45%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.49              --                --            --          3.37%
         Highest contract charge 1.70% Class B      $ 11.07              --                --            --          2.12%
         All contract charges                            --           4,655          $ 51,923          3.15%           --
  2003   Lowest contract charge 0.50% Class B       $ 11.11              --                --            --          3.26%
         Highest contract charge 1.70% Class B      $ 10.84              --                --            --          1.98%
         All contract charges                            --           4,850          $ 52,844          3.33%           --

Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B       $ 13.68              --                --            --          8.49%
         Highest contract charge 1.70% Class B      $ 12.72              --                --            --          7.16%
         All contract charges                            --             947          $ 12,246            --            --
  2006   Lowest contract charge 0.50% Class B       $ 12.61              --                --            --          4.61%
         Highest contract charge 1.70% Class B      $ 11.87              --                --            --          3.35%
         All contract charges                            --           1,212          $ 14,588          1.00%           --
  2005   Lowest contract charge 0.50% Class B       $ 12.06              --                --            --          6.43%
         Highest contract charge 1.70% Class B      $ 11.49              --                --            --          5.15%
         All contract charges                            --           1,418          $ 16,462          2.49%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.33              --                --            --         11.57%
         Highest contract charge 1.70% Class B      $ 10.93              --                --            --         10.22%
         All contract charges                            --           1,500          $ 16,508          3.77%           --
  2003   Lowest contract charge 0.50% Class B       $ 10.16              --                --            --         27.48%
         Highest contract charge 1.70% Class B      $  9.91              --                --            --         25.92%
         All contract charges                            --           1,308          $ 13,030          1.19%           --

Multimanager High Yield
-----------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $ 35.48              76          $  2,697          6.89%         2.22%
  2006   1.15% Class A                              $ 34.71              93          $  3,231          6.41%         8.94%
  2005   1.15% Class A                              $ 31.86             110          $  3,518          7.18%         2.13%
  2004   1.15% Class A                              $ 31.20             132          $  4,123          6.32%         7.69%
  2003   1.15% Class A                              $ 28.97             131          $  3,797          5.32%        21.47%

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 39.58              --                --            --          2.62%
         Highest contract charges 1.70% Class B     $ 30.68              --                --            --          1.39%
         All contract charges                            --           2,228          $ 72,319          6.89%           --
  2006   Lowest contract charges 0.50% Class B      $ 38.57              --                --            --          9.38%
         Highest contract charges 1.70% Class B     $ 30.26              --                --            --          8.07%
         All contract charges                            --           2,673          $ 85,394          6.41%           --
  2005   Lowest contract charges 0.50% Class B      $ 35.26              --                --            --          2.55%
         Highest contract charges 1.70% Class B     $ 28.00              --                --            --          1.31%
         All contract charges                            --           3,191          $ 94,122          7.18%           --
  2004   Lowest contract charges 0.50% Class B      $ 34.38              --                --            --          8.13%
         Highest contract charges 1.70% Class B     $ 27.64              --                --            --          6.82%
         All contract charges                            --           3,675          $106,800          6.32%           --
  2003   Lowest contract charges 0.50% Class B      $ 31.80              --                --            --         21.93%
         Highest contract charges 1.70% Class B     $ 25.87              --                --            --         20.45%
         All contract charges                            --           3,767          $102,272          5.32%           --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          Years Ended December 31,
                                                 ---------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- ------------
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 19.78              --                --            --          11.88%
         Highest contract charge 1.70% Class B     $ 18.39              --                --            --          10.52%
         All contract charges                           --           1,545           $28,884          0.65%            --
  2006   Lowest contract charge 0.50% Class B      $ 17.68              --                --            --          24.69%
         Highest contract charge 1.70% Class B     $ 16.64              --                --            --          23.19%
         All contract charges                           --           1,786           $30,134          2.11%            --
  2005   Lowest contract charge 0.50% Class B      $ 14.18              --                --            --          14.87%
         Highest contract charge 1.70% Class B     $ 13.51              --                --            --          13.48%
         All contract charges                           --           1,608           $21,954          3.83%            --
  2004   Lowest contract charge 0.50% Class B      $ 12.35              --                --            --          17.32%
         Highest contract charge 1.70% Class B     $ 11.90              --                --            --          15.90%
         All contract charges                           --           1,633           $19,579          2.14%            --
  2003   Lowest contract charge 0.50% Class B      $ 10.52              --                --            --          33.72%
         Highest contract charge 1.70% Class B     $ 10.27              --                --            --          32.02%
         All contract charges                           --           1,417           $14,629          0.72%            --

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 13.45              --                --            --           4.51%
         Highest contract charge 1.70% Class B     $ 12.50              --                --            --           3.22%
         All contract charges                           --             625           $ 7,927          0.39%            --
  2006   Lowest contract charge 0.50% Class B      $ 12.87              --                --            --          13.01%
         Highest contract charge 1.70% Class B     $ 12.11              --                --            --          11.65%
         All contract charges                           --             721           $ 8,833          0.56%            --
  2005   Lowest contract charge 0.50% Class B      $ 11.39              --                --            --           6.20%
         Highest contract charge 1.70% Class B     $ 10.85              --                --            --           4.92%
         All contract charges                           --             854           $ 9,357          0.76%            --
  2004   Lowest contract charge 0.50% Class B      $ 10.72              --                --            --           9.13%
         Highest contract charge 1.70% Class B     $ 10.34              --                --            --           7.81%
         All contract charges                           --             973           $10,142          2.19%            --
  2003   Lowest contract charge 0.50% Class B      $  9.83              --                --            --          27.50%
         Highest contract charge 1.70% Class B     $  9.59              --                --            --          26.04%
         All contract charges                           --           1,019           $ 9,823          0.15%            --

Multimanager Large Cap Growth
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 11.13              --                --            --          10.64%
         Highest contract charge 1.70% Class B     $ 10.35              --                --            --           9.29%
         All contract charges                           --           1,117           $11,737            --             --
  2006   Lowest contract charge 0.50% Class B      $ 10.06              --                --            --          (0.39)%
         Highest contract charge 1.70% Class B     $  9.47              --                --            --          (1.59)%
         All contract charges                           --           1,480           $14,194            --             --
  2005   Lowest contract charge 0.50% Class B      $ 10.10              --                --            --           6.95%
         Highest contract charge 1.70% Class B     $  9.62              --                --            --           5.67%
         All contract charges                           --           1,677           $16,297            --             --
  2004   Lowest contract charge 0.50% Class B      $  9.44              --                --            --           6.13%
         Highest contract charge 1.70% Class B     $  9.10              --                --            --           4.85%
         All contract charges                           --           1,855           $17,016            --             --
  2003   Lowest contract charge 0.50% Class B      $  8.90              --                --            --          30.12%
         Highest contract charge 1.70% Class B     $  8.68              --                --            --          28.40%
         All contract charges                           --           1,776           $15,491            --             --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 ---------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- ------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 15.45              --                --            --           3.07%
         Highest contract charge 1.70% Class B     $ 14.37              --                --            --           1.91%
         All contract charges                           --           1,619           $23,654          1.07%            --
  2006   Lowest contract charge 0.50% Class B      $ 14.99              --                --            --          18.73%
         Highest contract charge 1.70% Class B     $ 14.10              --                --            --          17.30%
         All contract charges                           --           1,786           $25,531          2.61%            --
  2005   Lowest contract charge 0.50% Class B      $ 12.62              --                --            --           6.56%
         Highest contract charge 1.70% Class B     $ 12.02              --                --            --           5.28%
         All contract charges                           --           1,819           $22,104          2.85%            --
  2004   Lowest contract charge 0.50% Class B      $ 11.84              --                --            --          13.85%
         Highest contract charge 1.70% Class B     $ 11.42              --                --            --          12.48%
         All contract charges                           --           1,724           $19,852          6.21%            --
  2003   Lowest contract charge 0.50% Class B      $ 10.40              --                --            --          30.33%
         Highest contract charge 1.70% Class B     $ 10.15              --                --            --          28.81%
         All contract charges                           --           1,563           $15,952          2.07%            --

Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 12.70              --                --            --          11.31%
         Highest contract charge 1.70% Class B     $ 11.81              --                --            --           9.96%
         All contract charges                           --           1,704           $20,433            --             --
  2006   Lowest contract charge 0.50% Class B      $ 11.41              --                --            --           9.07%
         Highest contract charge 1.70% Class B     $ 10.74              --                --            --           7.76%
         All contract charges                           --           2,017           $21,934          0.51%            --
  2005   Lowest contract charge 0.50% Class B      $ 10.46              --                --            --           7.84%
         Highest contract charge 1.70% Class B     $  9.96              --                --            --           6.55%
         All contract charges                           --           2,393           $24,089          1.55%            --
  2004   Lowest contract charge 0.50% Class B      $  9.70              --                --            --          11.17%
         Highest contract charge 1.70% Class B     $  9.35              --                --            --           9.83%
         All contract charges                           --           2,748           $25,891          1.55%            --
  2003   Lowest contract charge 0.50% Class B      $  8.72              --                --            --          39.52%
         Highest contract charge 1.70% Class B     $  8.52              --                --            --          37.86%
         All contract charges                           --           2,795           $23,920          1.76%            --

Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 14.47              --                --            --          (0.41)%
         Highest contract charge 1.70% Class B     $ 13.46              --                --            --          (1.61)%
         All contract charges                           --           1,372           $18,748            --             --
  2006   Lowest contract charge 0.50% Class B      $ 14.53              --                --            --          14.16%
         Highest contract charge 1.70% Class B     $ 13.68              --                --            --          12.79%
         All contract charges                           --           1,931           $26,757          1.63%            --
  2005   Lowest contract charge 0.50% Class B      $ 12.73              --                --            --           6.81%
         Highest contract charge 1.70% Class B     $ 12.13              --                --            --           5.53%
         All contract charges                           --           2,164           $26,520          6.25%            --
  2004   Lowest contract charge 0.50% Class B      $ 11.92              --                --            --          14.61%
         Highest contract charge 1.70% Class B     $ 11.49              --                --            --          13.23%
         All contract charges                           --           2,950           $34,188          3.92%            --
  2003   Lowest contract charge 0.50% Class B      $ 10.40              --                --            --          39.95%
         Highest contract charge 1.70% Class B     $ 10.15              --                --            --          38.27%
         All contract charges                           --           2,491           $25,413          0.75%            --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000s)          (000s)     Income ratio**    Return***
                                                      -----------  ------------------  ----------   --------------   ------------
Multimanager Small Cap Growth (i)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  9.72           --                --            --            3.18%
         Highest contract charges 1.70% Class B (c)     $  8.71           --                --            --            1.99%
         All contract charges                                --        1,163           $10,398            --              --
  2006   Lowest contract charges 0.50% Class B (c)      $  9.42           --                --            --            9.66%
         Highest contract charges 1.70% Class B (c)     $  8.54           --                --            --            8.34%
         All contract charges                                --          734           $ 6,421          1.54%             --
  2005   Lowest contract charges 0.50% Class B (c)      $  8.59           --                --            --            6.95%
         Highest contract charges 1.70% Class B (c)     $  7.89           --                --            --            5.67%
         All contract charges                                --          441           $ 3,552          3.12%             --
  2004   Lowest contract charges 0.50% Class B (c)      $  8.04           --                --            --           14.09%
         Highest contract charges 1.70% Class B (c)     $  7.46           --                --            --           13.83%
         All contract charges                                --          123           $   937            --              --

Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 19.06           --                --            --          (10.31)%
         Highest contract charges 1.70% Class B         $ 16.88           --                --            --          (11.39)%
         All contract charges                                --        1,623           $28,199          0.27%             --
  2006   Lowest contract charges 0.50% Class B          $ 21.25           --                --            --           15.53%
         Highest contract charges 1.70% Class B         $ 19.05           --                --            --           14.14%
         All contract charges                                --        2,245           $43,882          5.12%             --
  2005   Lowest contract charges 0.50% Class B          $ 18.39           --                --            --            4.16%
         Highest contract charges 1.70% Class B         $ 16.69           --                --            --            2.91%
         All contract charges                                --        2,709           $46,249          4.27%             --
  2004   Lowest contract charges 0.50% Class B          $ 17.65           --                --            --           16.52%
         Highest contract charges 1.70% Class B         $ 16.22           --                --            --           15.12%
         All contract charges                                --        2,865           $47,417          5.86%             --
  2003   Lowest contract charges 0.50% Class B          $ 15.15           --                --            --           36.75%
         Highest contract charges 1.70% Class B         $ 14.09           --                --            --           35.07%
         All contract charges                                --        2,435           $34,939          0.99%             --

Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B           $ 13.01           --                --            --           17.63%
         Highest contract charge 1.70% Class B          $ 12.10           --                --            --           16.23%
         All contract charges                                --        2,895           $35,481            --              --
  2006   Lowest contract charge 0.50% Class B           $ 11.06           --                --            --            6.76%
         Highest contract charge 1.70% Class B          $ 10.41           --                --            --            5.48%
         All contract charges                                --        3,420           $35,985            --              --
  2005   Lowest contract charge 0.50% Class B           $ 10.36           --                --            --           10.71%
         Highest contract charge 1.70% Class B          $  9.87           --                --            --            9.38%
         All contract charges                                --        4,223           $42,059            --              --
  2004   Lowest contract charge 0.50% Class B           $  9.36           --                --            --            4.46%
         Highest contract charge 1.70% Class B          $  9.02           --                --            --            3.20%
         All contract charges                                --        5,125           $46,563          1.09%             --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Concluded)
    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000s)          (000s)     Income ratio**    Return***
                                                      -----------  ------------------  ----------   --------------   ------------
Multimanager Technology (b) (Continued)
---------------------------------------
   2003 Lowest contract charge 0.50% Class B             $ 8.96              --              --             --          56.92%
        Highest contract charge 1.70% Class B            $ 8.74              --              --             --          54.96%
        All contract charges                                 --           1,064          $9,352           4.93%            --


----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17,2005.
(f) Units were made available for sale on September 18,2006.
(g) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(h) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(i) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(j) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k) Units were made available for sale on May 29, 2007.
(l) Units were made available for sale on July 2, 2007.

* Expenses as a percentage of average net assets (0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007............     FSA-3
   Statements of Operations for the Year Ended December 31, 2007......    FSA-35
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and 2006......................................    FSA-48
   Notes to Financial Statements......................................    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............       F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006............       F-4
   Consolidated Statements of Earnings, Years Ended December 31,
      2007, 2006 and 2005.............................................       F-5
   Consolidated Statements of Shareholder's Equity and
      Comprehensive Income, Years Ended December 31, 2007, 2006
      and 2005........................................................       F-6
   Consolidated Statements of Cash Flows, Years Ended December
      31, 2007, 2006 and 2005.........................................       F-7
   Notes to Consolidated Financial Statements.........................       F-9


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


                                                             AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                               Allocation        Allocation            Allocation
                                                           ----------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $2,788,493,340      $512,690,295         $1,028,161,611
Receivable for The Trusts shares sold ....................              --                --                     --
Receivable for policy-related transactions ...............       9,531,726           129,987              1,550,341
                                                            --------------      ------------         --------------
  Total assets ...........................................   2,798,025,066       512,820,282          1,029,711,952
                                                            --------------      ------------         --------------
Liabilities:
Payable for The Trusts shares purchased ..................      10,065,458           129,987              1,547,941
Payable for policy-related transactions ..................              --                --                     --
                                                            --------------      ------------         --------------
  Total liabilities ......................................      10,065,458           129,987              1,547,941
                                                            --------------      ------------         --------------
Net Assets ...............................................  $2,787,959,608      $512,690,295         $1,028,164,011
                                                            ==============      ============         ==============
Accumulation Units .......................................   2,787,372,293       512,685,863          1,028,164,011
Retained by AXA Equitable in Separate Account No. 49 .....         587,315             4,432                     --
                                                            --------------      ------------         --------------
Total net assets .........................................  $2,787,959,608      $512,690,295         $1,028,164,011
                                                            ==============      ============         ==============
Investments in shares of The Trusts, at cost .............  $2,747,943,388      $520,469,766         $1,027,941,319
The Trusts shares held
 Class A .................................................              --                --                     --
 Class B .................................................     189,940,248        47,022,764             88,692,863



                                                              AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                               Allocation         Allocation          Common Stock
                                                           ----------------- ------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $5,581,130,343      $9,864,114,441       $1,221,599,965
Receivable for The Trusts shares sold ....................              --                  --              545,618
Receivable for policy-related transactions ...............       9,343,808          18,277,568                   --
                                                            --------------      --------------       --------------
  Total assets ...........................................   5,590,474,151       9,882,392,009        1,222,145,583
                                                            --------------      --------------       --------------
Liabilities:
Payable for The Trusts shares purchased ..................       9,343,808          18,171,371                   --
Payable for policy-related transactions ..................              --                  --              545,618
                                                            --------------      --------------       --------------
  Total liabilities ......................................       9,343,808          18,171,371              545,618
                                                            --------------      --------------       --------------
Net Assets ...............................................  $5,581,130,343      $9,864,220,638       $1,221,599,965
                                                            ==============      ==============       ==============
Accumulation Units .......................................   5,580,779,675       9,864,220,638        1,221,552,588
Retained by AXA Equitable in Separate Account No. 49 .....         350,668                  --               47,377
                                                            --------------      --------------       --------------
Total net assets .........................................  $5,581,130,343      $9,864,220,638       $1,221,599,965
                                                            ==============      ==============       ==============
Investments in shares of The Trusts, at cost .............  $5,308,395,974      $9,509,768,157       $1,092,658,101
The Trusts shares held
 Class A .................................................              --                  --                   --
 Class B .................................................     328,182,046         707,159,574           60,606,054

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                       EQ/AllianceBernstein
                                                           Intermediate
                                                            Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Securities           International        Large Cap Growth
                                                      --------------------- ---------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value ...      $297,019,320         $1,284,920,262          $411,165,560
Receivable for The Trusts shares sold ...............           367,236                     --               193,263
Receivable for policy-related transactions ..........                --                162,117                    --
                                                           ------------         --------------          ------------
  Total assets ......................................       297,386,556          1,285,082,379           411,358,823
                                                           ------------         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased .............                --                162,118                    --
Payable for policy-related transactions .............           367,236                     --               193,263
                                                           ------------         --------------          ------------
  Total liabilities .................................           367,236                162,118               193,263
                                                           ------------         --------------          ------------
Net Assets ..........................................      $297,019,320         $1,284,920,261          $411,165,560
                                                           ============         ==============          ============
Accumulation Units ..................................       296,887,073          1,284,349,502           411,124,485
Retained by AXA Equitable in Separate Account No. 49            132,247                570,759                41,075
                                                           ------------         --------------          ------------
Total net assets ....................................      $297,019,320         $1,284,920,261          $411,165,560
                                                           ============         ==============          ============
Investments in shares of The Trusts, at cost ........      $303,507,102         $1,180,276,945          $339,888,303
The Trusts shares held
 Class A ............................................                --                     --                    --
 Class B ............................................        30,200,103             90,158,124            46,953,315



                                                        EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Quality Bond         Small Cap Growth            Value
                                                       ---------------------- ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ...       $392,993,141           $527,140,872          $2,350,077,347
Receivable for The Trusts shares sold ...............            134,740                     --               2,280,587
Receivable for policy-related transactions ..........              1,791                349,080                      --
                                                            ------------           ------------          --------------
  Total assets ......................................        393,129,672            527,489,952           2,352,357,934
                                                            ------------           ------------          --------------
Liabilities:
Payable for The Trusts shares purchased .............                 --                349,080                      --
Payable for policy-related transactions .............                 --                     --               2,280,586
                                                            ------------           ------------          --------------
  Total liabilities .................................                 --                349,080               2,280,586
                                                            ------------           ------------          --------------
Net Assets ..........................................       $393,129,672           $527,140,872          $2,350,077,348
                                                            ============           ============          ==============
Accumulation Units ..................................        393,129,672            526,858,568           2,349,957,940
Retained by AXA Equitable in Separate Account No. 49                  --                282,304                 119,408
                                                            ------------           ------------          --------------
Total net assets ....................................       $393,129,672           $527,140,872          $2,350,077,348
                                                            ============           ============          ==============
Investments in shares of The Trusts, at cost ........       $402,859,839           $500,169,277          $2,378,567,371
The Trusts shares held
 Class A ............................................                 --                     --                      --
 Class B ............................................         39,745,670             33,260,400             164,834,312

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Ariel      EQ/AXA Rosenberg Value      EQ/BlackRock
                                                            Appreciation II      Long/Short Equity     Basic Value Equity
                                                           ----------------- ------------------------ --------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $55,931,841          $134,385,437           $829,379,000
Receivable for The Trusts shares sold ....................             --                    --                 99,242
Receivable for policy-related transactions ...............        158,950                29,891                     --
                                                              -----------          ------------           ------------
  Total assets ...........................................     56,090,791           134,415,328            829,478,242
                                                              -----------          ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................        158,950                29,892                     --
Payable for policy-related transactions ..................             --                    --                 99,242
                                                              -----------          ------------           ------------
  Total liabilities ......................................        158,950                29,892                 99,242
                                                              -----------          ------------           ------------
Net Assets ...............................................    $55,931,841          $134,385,436           $829,379,000
                                                              ===========          ============           ============
Accumulation Units .......................................     52,562,996           134,306,759            829,333,631
Retained by AXA Equitable in Separate Account No. 49 .....      3,368,845                78,677                 45,369
                                                              -----------          ------------           ------------
Total net assets .........................................    $55,931,841          $134,385,436           $829,379,000
                                                              ===========          ============           ============
Investments in shares of The Trusts, at cost .............    $57,389,342          $136,202,574           $817,471,868
The Trusts shares held
 Class A .................................................         10,309                    --                     --
 Class B .................................................      5,097,400            12,535,955             52,825,241



                                                                EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                            International Value      Equity Income     Socially Responsible
                                                           --------------------- -------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,145,280,502        $202,348,213          $62,426,361
Receivable for The Trusts shares sold ....................            385,886                  --                   --
Receivable for policy-related transactions ...............                 --             169,563               37,743
                                                               --------------        ------------          -----------
  Total assets ...........................................      1,145,666,388         202,517,776           62,464,104
                                                               --------------        ------------          -----------
Liabilities:
Payable for The Trusts shares purchased ..................                 --             169,563               37,743
Payable for policy-related transactions ..................            385,886                  --                   --
                                                               --------------        ------------          -----------
  Total liabilities ......................................            385,886             169,563               37,743
                                                               --------------        ------------          -----------
Net Assets ...............................................     $1,145,280,502        $202,348,213          $62,426,361
                                                               ==============        ============          ===========
Accumulation Units .......................................      1,144,876,525         202,050,920           62,358,165
Retained by AXA Equitable in Separate Account No. 49 .....            403,977             297,293               68,196
                                                               --------------        ------------          -----------
Total net assets .........................................     $1,145,280,502        $202,348,213          $62,426,361
                                                               ==============        ============          ===========
Investments in shares of The Trusts, at cost .............     $1,038,625,233        $206,937,512          $57,612,353
The Trusts shares held
 Class A .................................................                 --              20,178                   --
 Class B .................................................         71,001,274          30,807,737            6,858,899

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                 EQ/Capital
                                                               EQ/Capital         Guardian      EQ/Caywood-Scholl
                                                            Guardian Growth       Research       High Yield Bond
                                                           ----------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $440,295,586    $1,497,371,182       $143,504,893
Receivable for The Trusts shares sold ....................              --         1,752,630             99,045
Receivable for policy-related transactions ...............         257,326                --                 --
                                                              ------------    --------------       ------------
  Total assets ...........................................     440,552,912     1,499,123,812        143,603,938
                                                              ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................         257,325                --                 --
Payable for policy-related transactions ..................              --         1,752,630             99,046
                                                              ------------    --------------       ------------
  Total liabilities ......................................         257,325         1,752,630             99,046
                                                              ------------    --------------       ------------
Net Assets ...............................................    $440,295,587    $1,497,371,182       $143,504,892
                                                              ============    ==============       ============
Accumulation Units .......................................     439,864,355     1,497,201,578        143,500,190
Retained by AXA Equitable in Separate Account No. 49 .....         431,232           169,604              4,702
                                                              ------------    --------------       ------------
Total net assets .........................................    $440,295,587    $1,497,371,182       $143,504,892
                                                              ============    ==============       ============
Investments in shares of The Trusts, at cost .............    $411,825,009    $1,348,265,081       $151,052,706
The Trusts shares held
 Class A .................................................              --                --                 --
 Class B .................................................      29,795,659       107,869,222         32,202,585



                                                                EQ/Davis
                                                                New York        EQ/Equity         EQ/Evergreen
                                                                Venture         500 Index      International Bond
                                                            --------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $277,420,617    $1,577,342,214       $200,080,105
Receivable for The Trusts shares sold ....................             --           362,517                 --
Receivable for policy-related transactions ...............        494,883                --          1,713,191
                                                             ------------    --------------       ------------
  Total assets ...........................................    277,915,500     1,577,704,731        201,793,296
                                                             ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................        494,883                --          1,713,191
Payable for policy-related transactions ..................             --           362,518                 --
                                                             ------------    --------------       ------------
  Total liabilities ......................................        494,883           362,518          1,713,191
                                                             ------------    --------------       ------------
Net Assets ...............................................   $277,420,617    $1,577,342,213       $200,080,105
                                                             ============    ==============       ============
Accumulation Units .......................................    273,948,797     1,576,821,967        194,602,481
Retained by AXA Equitable in Separate Account No. 49 .....      3,471,820           520,246          5,477,624
                                                             ------------    --------------       ------------
Total net assets .........................................   $277,420,617    $1,577,342,213       $200,080,105
                                                             ============    ==============       ============
Investments in shares of The Trusts, at cost .............   $277,078,705    $1,406,523,037       $192,591,091
The Trusts shares held
 Class A .................................................        151,917                --             10,314
 Class B .................................................     24,777,927        60,852,718         18,583,993

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/Evergreen                      EQ/Franklin
                                                                Omega       EQ/FI Mid Cap        Income
                                                           -------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $176,544,619   $1,035,825,077    $605,070,867
Receivable for The Trusts shares sold ....................            --          318,155              --
Receivable for policy-related transactions ...............        25,535               --         485,937
                                                            ------------   --------------    ------------
  Total assets ...........................................   176,570,154    1,036,143,232     605,556,804
                                                            ------------   --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        25,535               --         485,936
Payable for policy-related transactions ..................            --          318,155              --
                                                            ------------   --------------    ------------
  Total liabilities ......................................        25,535          318,155         485,936
                                                            ------------   --------------    ------------
Net Assets ...............................................  $176,544,619   $1,035,825,077    $605,070,868
                                                            ============   ==============    ============
Accumulation Units .......................................   176,491,871    1,035,525,084     601,802,920
Retained by AXA Equitable in Separate Account No. 49 .....        52,748          299,993       3,267,948
                                                            ------------   --------------    ------------
Total net assets .........................................  $176,544,619   $1,035,825,077    $605,070,868
                                                            ============   ==============    ============
Investments in shares of The Trusts, at cost .............  $175,581,782   $1,079,672,565    $629,966,407
The Trusts shares held
 Class A .................................................            --               --         156,552
 Class B .................................................    19,441,020      104,035,016      58,713,932



                                                                                  EQ/Franklin         EQ/GAMCO
                                                              EQ/Franklin     Templeton Founding    Mergers and
                                                            Small Cap Value        Strategy         Acquisitions
                                                           ----------------- -------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $61,224,375        $793,412,437      $131,969,742
Receivable for The Trusts shares sold ....................             --                  --                --
Receivable for policy-related transactions ...............        139,119           6,495,902           124,702
                                                              -----------        ------------      ------------
  Total assets ...........................................     61,363,494         799,908,339       132,094,444
                                                              -----------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................        139,119           6,495,902           124,702
Payable for policy-related transactions ..................             --                  --                --
                                                              -----------        ------------      ------------
  Total liabilities ......................................        139,119           6,495,902           124,702
                                                              -----------        ------------      ------------
Net Assets ...............................................    $61,224,375        $793,412,437      $131,969,742
                                                              ===========        ============      ============
Accumulation Units .......................................     58,242,907         793,250,960       131,858,510
Retained by AXA Equitable in Separate Account No. 49 .....      2,981,468             161,477           111,232
                                                              -----------        ------------      ------------
Total net assets .........................................    $61,224,375        $793,412,437      $131,969,742
                                                              ===========        ============      ============
Investments in shares of The Trusts, at cost .............    $69,378,345        $820,318,262      $136,098,014
The Trusts shares held
 Class A .................................................        151,865              10,162             7,981
 Class B .................................................      6,069,838          82,759,237        10,780,348

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/GAMCO Small                         EQ/International
                                                            Company Value   EQ/International ETF        Growth
                                                           --------------- ---------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $470,581,830         $3,703,857          $237,738,956
Receivable for The Trusts shares sold ....................        40,344                 --                    --
Receivable for policy-related transactions ...............            --                 --             1,560,946
                                                            ------------         ----------          ------------
  Total assets ...........................................   470,622,174          3,703,857           239,299,902
                                                            ------------         ----------          ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --                 --             1,560,946
Payable for policy-related transactions ..................        40,343                 --                    --
                                                            ------------         ----------          ------------
  Total liabilities ......................................        40,343                 --             1,560,946
                                                            ------------         ----------          ------------
Net Assets ...............................................  $470,581,831         $3,703,857          $237,738,956
                                                            ============         ==========          ============
Accumulation Units .......................................   470,453,835                 --           237,725,161
Retained by AXA Equitable in Separate Account No. 49 .....       127,996          3,703,857                13,795
                                                            ------------         ----------          ------------
Total net assets .........................................  $470,581,831         $3,703,857          $237,738,956
                                                            ============         ==========          ============
Investments in shares of The Trusts, at cost .............  $464,980,841         $3,127,238          $228,688,653
The Trusts shares held
 Class A .................................................         2,959            155,919                    --
 Class B .................................................    14,894,993            155,339            32,821,952



                                                                EQ/JPMorgan         EQ/JPMorgan       EQ/Legg Mason
                                                                 Core Bond      Value Opportunities    Value Equity
                                                           - ----------------- --------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,271,481,983        $420,150,483      $183,660,886
Receivable for The Trusts shares sold ....................           897,812             242,175                --
Receivable for policy-related transactions ...............                --                  --           166,587
                                                              --------------        ------------      ------------
  Total assets ...........................................     1,272,379,795         420,392,658       183,827,473
                                                              --------------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................                --                  --           166,587
Payable for policy-related transactions ..................           897,812             242,175                --
                                                              --------------        ------------      ------------
  Total liabilities ......................................           897,812             242,175           166,587
                                                              --------------        ------------      ------------
Net Assets ...............................................    $1,271,481,983        $420,150,483      $183,660,886
                                                              ==============        ============      ============
Accumulation Units .......................................     1,271,391,942         419,788,447       180,500,089
Retained by AXA Equitable in Separate Account No. 49 .....            90,041             362,036         3,160,797
                                                              --------------        ------------      ------------
Total net assets .........................................    $1,271,481,983        $420,150,483      $183,660,886
                                                              ==============        ============      ============
Investments in shares of The Trusts, at cost .............    $1,317,245,079        $438,954,871      $188,244,476
The Trusts shares held
 Class A .................................................                --                  --            10,258
 Class B .................................................       117,580,396          36,042,597        17,842,328

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               EQ/Long        EQ/Lord Abbett    EQ/Lord Abbett
                                                              Term Bond     Growth and Income   Large Cap Core
                                                           --------------- ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $114,656,454       $151,193,748       $82,042,362
Receivable for The Trusts shares sold ....................            --             26,686                --
Receivable for policy-related transactions ...............        78,511                 --         1,065,361
                                                            ------------       ------------       -----------
  Total assets ...........................................   114,734,965        151,220,434        83,107,723
                                                            ------------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................        78,511                 --         1,065,360
Payable for policy-related transactions ..................            --             26,686                --
                                                            ------------       ------------       -----------
  Total liabilities ......................................        78,511             26,686         1,065,360
                                                            ------------       ------------       -----------
Net Assets ...............................................  $114,656,454       $151,193,748       $82,042,363
                                                            ============       ============       ===========
Accumulation Units .......................................   114,595,834        147,275,031        78,014,089
Retained by AXA Equitable in Separate Account No. 49 .....        60,620          3,918,717         4,028,274
                                                            ------------       ------------       -----------
Total net assets .........................................  $114,656,454       $151,193,748       $82,042,363
                                                            ============       ============       ===========
Investments in shares of The Trusts, at cost .............  $112,468,430       $149,601,769       $77,685,649
The Trusts shares held
 Class A .................................................            --             10,793            10,705
 Class B .................................................     8,372,471         12,422,243         6,500,754

                                                             EQ/Lord Abbett      EQ/Marsico        EQ/Money
                                                              Mid Cap Value        Focus            Market
                                                            ---------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $301,405,216    $1,909,859,842    $851,522,708
Receivable for The Trusts shares sold ....................         421,157                --              --
Receivable for policy-related transactions ...............              --           418,422       3,814,951
                                                              ------------    --------------    ------------
  Total assets ...........................................     301,826,373     1,910,278,264     855,337,659
                                                              ------------    --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --           418,422       3,814,952
Payable for policy-related transactions ..................         421,157                --              --
                                                              ------------    --------------    ------------
  Total liabilities ......................................         421,157           418,422       3,814,952
                                                              ------------    --------------    ------------
Net Assets ...............................................    $301,405,216    $1,909,859,842    $851,522,707
                                                              ============    ==============    ============
Accumulation Units .......................................     297,469,619     1,909,091,610     851,459,337
Retained by AXA Equitable in Separate Account No. 49 .....       3,935,597           768,232          63,370
                                                              ------------    --------------    ------------
Total net assets .........................................    $301,405,216    $1,909,859,842    $851,522,707
                                                              ============    ==============    ============
Investments in shares of The Trusts, at cost .............    $319,081,468    $1,633,092,983    $851,684,947
The Trusts shares held
 Class A .................................................          11,116                --              --
 Class B .................................................      25,869,243       108,730,423     851,369,870

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              EQ/Montag &       EQ/Mutual     EQ/Oppenheimer
                                                            Caldwell Growth       Shares          Global
                                                           ----------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $100,681,466    $373,766,283     $120,697,952
Receivable for The Trusts shares sold ....................              --              --               --
Receivable for policy-related transactions ...............       1,875,273         292,161          572,912
                                                              ------------    ------------     ------------
  Total assets ...........................................     102,556,739     374,058,444      121,270,864
                                                              ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................       1,875,273         292,161          572,912
Payable for policy-related transactions ..................              --              --               --
                                                              ------------    ------------     ------------
  Total liabilities ......................................       1,875,273         292,161          572,912
                                                              ------------    ------------     ------------
Net Assets ...............................................    $100,681,466    $373,766,283     $120,697,952
                                                              ============    ============     ============
Accumulation Units .......................................     100,498,419     351,878,571      111,406,986
Retained by AXA Equitable in Separate Account No. 49 .....         183,047      21,887,712        9,290,966
                                                              ------------    ------------     ------------
Total net assets .........................................    $100,681,466    $373,766,283     $120,697,952
                                                              ============    ============     ============
Investments in shares of The Trusts, at cost .............    $ 92,614,792    $378,436,809     $120,564,497
The Trusts shares held
 Class A .................................................          21,527       1,001,869          406,270
 Class B .................................................      15,296,654      33,223,690       10,106,736



                                                             EQ/Oppenheimer  EQ/Oppenheimer
                                                              Main Street      Main Street       EQ/PIMCO
                                                              Opportunity       Small Cap      Real Return
                                                            --------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $49,060,044      $71,006,974    $486,950,499
Receivable for The Trusts shares sold ....................             --               --       1,334,308
Receivable for policy-related transactions ...............        100,306           77,909              --
                                                              -----------      -----------    ------------
  Total assets ...........................................     49,160,350       71,084,883     488,284,807
                                                              -----------      -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        100,306           77,909              --
Payable for policy-related transactions ..................             --               --       1,334,309
                                                              -----------      -----------    ------------
  Total liabilities ......................................        100,306           77,909       1,334,309
                                                              -----------      -----------    ------------
Net Assets ...............................................    $49,060,044      $71,006,974    $486,950,498
                                                              ===========      ===========    ============
Accumulation Units .......................................     37,790,796       60,151,291     486,803,076
Retained by AXA Equitable in Separate Account No. 49 .....     11,269,248       10,855,683         147,422
                                                              -----------      -----------    ------------
Total net assets .........................................    $49,060,044      $71,006,974    $486,950,498
                                                              ===========      ===========    ============
Investments in shares of The Trusts, at cost .............    $50,987,714      $75,085,671    $471,312,391
The Trusts shares held
 Class A .................................................        531,726          510,411          10,304
 Class B .................................................      4,089,218        6,235,375      46,178,991

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               EQ/Short        EQ/Small     EQ/T. Rowe Price
                                                            Duration Bond   Company Index     Growth Stock
                                                           --------------- --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $80,713,285    $444,692,315      $291,068,410
Receivable for The Trusts shares sold ....................       246,518         108,570            28,470
Receivable for policy-related transactions ...............            --              --                --
                                                             -----------    ------------      ------------
  Total assets ...........................................    80,959,803     444,800,885       291,096,880
                                                             -----------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --                --
Payable for policy-related transactions ..................       166,685         108,570            24,787
                                                             -----------    ------------      ------------
  Total liabilities ......................................       166,685         108,570            24,787
                                                             -----------    ------------      ------------
Net Assets ...............................................   $80,793,118    $444,692,315      $291,072,093
                                                             ===========    ============      ============
Accumulation Units .......................................    80,793,118     444,439,939       291,072,093
Retained by AXA Equitable in Separate Account No. 49 .....            --         252,376                --
                                                             -----------    ------------      ------------
Total net assets .........................................   $80,793,118    $444,692,315      $291,072,093
                                                             ===========    ============      ============
Investments in shares of The Trusts, at cost .............   $81,907,950    $459,916,823      $270,004,897
The Trusts shares held
 Class A .................................................         5,479              --                 5
 Class B .................................................     7,986,391      38,305,623        13,573,318



                                                             EQ/Templeton         EQ/UBS        EQ/Van Kampen
                                                                Growth      Growth and Income      Comstock
                                                            -------------- ------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $286,214,630      $84,497,331      $289,349,061
Receivable for The Trusts shares sold ....................             --           32,212            65,930
Receivable for policy-related transactions ...............        179,818               --                --
                                                             ------------      -----------      ------------
  Total assets ...........................................    286,394,448       84,529,543       289,414,991
                                                             ------------      -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................        179,818               --                --
Payable for policy-related transactions ..................             --           32,212            65,930
                                                             ------------      -----------      ------------
  Total liabilities ......................................        179,818           32,212            65,930
                                                             ------------      -----------      ------------
Net Assets ...............................................   $286,214,630      $84,497,331      $289,349,061
                                                             ============      ===========      ============
Accumulation Units .......................................    282,910,465       84,474,469       285,775,971
Retained by AXA Equitable in Separate Account No. 49 .....      3,304,165           22,862         3,573,090
                                                             ------------      -----------      ------------
Total net assets .........................................   $286,214,630      $84,497,331      $289,349,061
                                                             ============      ===========      ============
Investments in shares of The Trusts, at cost .............   $290,819,240      $81,591,846      $298,228,994
The Trusts shares held
 Class A .................................................        151,868               --            11,020
 Class B .................................................     26,034,882       12,348,337        26,598,621

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              EQ/Van Kampen
                                                            Emerging Markets    EQ/Van Kampen   EQ/Van Kampen
                                                                 Equity        Mid Cap Growth    Real Estate
                                                           ------------------ ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $1,627,458,066     $318,831,614    $451,457,195
Receivable for The Trusts shares sold ....................               --               --         488,596
Receivable for policy-related transactions ...............        2,481,869          871,000              --
                                                             --------------     ------------    ------------
  Total assets ...........................................    1,629,939,935      319,702,614     451,945,791
                                                             --------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        2,481,869          871,001              --
Payable for policy-related transactions ..................               --               --         488,596
                                                             --------------     ------------    ------------
  Total liabilities ......................................        2,481,869          871,001         488,596
                                                             --------------     ------------    ------------
Net Assets ...............................................   $1,627,458,066     $318,831,613    $451,457,195
                                                             ==============     ============    ============
Accumulation Units .......................................    1,627,246,701      313,835,286     451,151,639
Retained by AXA Equitable in Separate Account No. 49 .....          211,365        4,996,327         305,556
                                                             --------------     ------------    ------------
Total net assets .........................................   $1,627,458,066     $318,831,613    $451,457,195
                                                             ==============     ============    ============
Investments in shares of The Trusts, at cost .............   $1,391,546,945     $299,891,767    $544,164,797
The Trusts shares held
 Class A .................................................               --           10,688          10,169
 Class B .................................................       86,458,348       20,295,966      54,934,426



                                                                MarketPLUS         MarketPLUS        MarketPLUS
                                                            International Core   Large Cap Core   Large Cap Growth
                                                           -------------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,024,362,412      $243,870,504      $363,588,305
Receivable for The Trusts shares sold ....................                --           227,174                --
Receivable for policy-related transactions ...............           303,437                --           392,881
                                                              --------------      ------------      ------------
  Total assets ...........................................     1,024,665,849       244,097,678       363,981,186
                                                              --------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................           303,436                --           392,881
Payable for policy-related transactions ..................                --           227,174                --
                                                              --------------      ------------      ------------
  Total liabilities ......................................           303,436           227,174           392,881
                                                              --------------      ------------      ------------
Net Assets ...............................................    $1,024,362,413      $243,870,504      $363,588,305
                                                              ==============      ============      ============
Accumulation Units .......................................     1,024,304,317       243,826,106       363,276,232
Retained by AXA Equitable in Separate Account No. 49 .....            58,096            44,398           312,073
                                                              --------------      ------------      ------------
Total net assets .........................................    $1,024,362,413      $243,870,504      $363,588,305
                                                              ==============      ============      ============
Investments in shares of The Trusts, at cost .............    $  954,737,330      $241,581,411      $313,155,128
The Trusts shares held
 Class A .................................................                --                --                --
 Class B .................................................        80,229,003        26,821,772        20,489,448

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               MarketPLUS        Multimanager     Multimanager
                                                             Mid Cap Value    Aggressive Equity     Core Bond
                                                           ----------------- ------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $  812,009,443       $134,809,808     $654,064,475
Receivable for The Trusts shares sold ....................         581,368                 --               --
Receivable for policy-related transactions ...............              --            171,466          214,957
                                                            --------------       ------------     ------------
  Total assets ...........................................     812,590,811        134,981,274      654,279,432
                                                            --------------       ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --            171,466          214,956
Payable for policy-related transactions ..................         581,368                 --               --
                                                            --------------       ------------     ------------
  Total liabilities ......................................         581,368            171,466          214,956
                                                            --------------       ------------     ------------
Net Assets ...............................................  $  812,009,443       $134,809,808     $654,064,476
                                                            ==============       ============     ============
Accumulation Units .......................................     811,823,980        134,774,081      653,841,121
Retained by AXA Equitable in Separate Account No. 49 .....         185,463             35,727          223,355
                                                            --------------       ------------     ------------
Total net assets .........................................  $  812,009,443       $134,809,808     $654,064,476
                                                            ==============       ============     ============
Investments in shares of The Trusts, at cost .............  $1,013,215,380       $120,520,849     $648,649,977
The Trusts shares held
 Class A .................................................              --                 --               --
 Class B .................................................      78,724,046          4,271,524       62,892,090



                                                             Multimanager   Multimanager       Multimanager
                                                              Health Care    High Yield    International Equity
                                                            -------------- -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $320,790,222   $879,528,892       $680,519,809
Receivable for The Trusts shares sold ....................             --        187,909                 --
Receivable for policy-related transactions ...............        319,761             --            532,067
                                                             ------------   ------------       ------------
  Total assets ...........................................    321,109,983    879,716,801        681,051,876
                                                             ------------   ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................        226,222             --            532,067
Payable for policy-related transactions ..................             --        187,909                 --
                                                             ------------   ------------       ------------
  Total liabilities ......................................        226,222        187,909            532,067
                                                             ------------   ------------       ------------
Net Assets ...............................................   $320,883,761   $879,528,892       $680,519,809
                                                             ============   ============       ============
Accumulation Units .......................................    320,883,761    879,445,649        680,287,911
Retained by AXA Equitable in Separate Account No. 49 .....             --         83,243            231,898
                                                             ------------   ------------       ------------
Total net assets .........................................   $320,883,761   $879,528,892       $680,519,809
                                                             ============   ============       ============
Investments in shares of The Trusts, at cost .............   $317,178,176   $943,898,995       $597,465,366
The Trusts shares held
 Class A .................................................             --             --                 --
 Class B .................................................     29,307,701    165,472,430         41,616,531

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                             Multimanager
                                                              Large Cap       Multimanager       Multimanager
                                                             Core Equity    Large Cap Growth   Large Cap Value
                                                           --------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $177,349,986      $322,426,053       $583,580,992
Receivable for The Trusts shares sold ....................            --                --                 --
Receivable for policy-related transactions ...............       296,960           126,112            211,959
                                                            ------------      ------------       ------------
  Total assets ...........................................   177,646,946       322,552,165        583,792,951
                                                            ------------      ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................       296,960           126,112            211,960
Payable for policy-related transactions ..................            --                --                 --
                                                            ------------      ------------       ------------
  Total liabilities ......................................       296,960           126,112            211,960
                                                            ------------      ------------       ------------
Net Assets ...............................................  $177,349,986      $322,426,053       $583,580,991
                                                            ============      ============       ============
Accumulation Units .......................................   177,274,499       322,414,670        583,473,054
Retained by AXA Equitable in Separate Account No. 49 .....        75,487            11,383            107,937
                                                            ------------      ------------       ------------
Total net assets .........................................  $177,349,986      $322,426,053       $583,580,991
                                                            ============      ============       ============
Investments in shares of The Trusts, at cost .............  $165,933,852      $320,002,700       $583,901,035
The Trusts shares held
 Class A .................................................            --                --                 --
 Class B .................................................    15,202,358        33,348,314         49,489,876



                                                                                              Multimanager
                                                              Multimanager     Multimanager     Small Cap
                                                             Mid Cap Growth   Mid Cap Value      Growth
                                                            ---------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $414,235,592    $393,114,656    $246,233,562
Receivable for The Trusts shares sold ....................         118,814              --          16,716
Receivable for policy-related transactions ...............              --          26,966              --
                                                              ------------    ------------    ------------
  Total assets ...........................................     414,354,406     393,141,622     246,250,278
                                                              ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --          26,966              --
Payable for policy-related transactions ..................         118,813              --          16,716
                                                              ------------    ------------    ------------
  Total liabilities ......................................         118,813          26,966          16,716
                                                              ------------    ------------    ------------
Net Assets ...............................................    $414,235,593    $393,114,656    $246,233,562
                                                              ============    ============    ============
Accumulation Units .......................................     414,208,917     392,988,023     242,158,973
Retained by AXA Equitable in Separate Account No. 49 .....          26,676         126,633       4,074,589
                                                              ------------    ------------    ------------
Total net assets .........................................    $414,235,593    $393,114,656    $246,233,562
                                                              ============    ============    ============
Investments in shares of The Trusts, at cost .............    $419,139,954    $443,806,190    $265,598,907
The Trusts shares held
 Class A .................................................              --              --              --
 Class B .................................................      46,303,189      43,630,058      27,627,482

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              Multimanager    Multimanager   Target 2015
                                                            Small Cap Value    Technology     Allocation
                                                           ----------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........    $724,153,552    $374,178,541   $1,158,199
Receivable for The Trusts shares sold ....................         428,615              --           --
Receivable for policy-related transactions ...............              --       1,456,989           --
                                                              ------------    ------------   ----------
  Total assets ...........................................     724,582,167     375,635,530    1,158,199
                                                              ------------    ------------   ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --       1,456,989           --
Payable for policy-related transactions ..................         428,614              --           --
                                                              ------------    ------------   ----------
  Total liabilities ......................................         428,614       1,456,989           --
                                                              ------------    ------------   ----------
Net Assets ...............................................    $724,153,553    $374,178,541   $1,158,199
                                                              ============    ============   ==========
Accumulation Units .......................................     723,958,024     373,989,638           --
Retained by AXA Equitable in Separate Account No. 49 .....         195,529         188,903    1,158,199
                                                              ------------    ------------   ----------
Total net assets .........................................    $724,153,553    $374,178,541   $1,158,199
                                                              ============    ============   ==========
Investments in shares of The Trusts, at cost .............    $858,862,023    $313,319,118   $1,072,154
The Trusts shares held
 Class A .................................................               8              --       53,468
 Class B .................................................      64,423,873      28,831,713       53,285



                                                             Target 2025   Target 2035   Target 2045
                                                              Allocation    Allocation    Allocation
                                                            ------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........   $1,168,454    $1,176,891    $1,188,695
Receivable for The Trusts shares sold ....................           --            --            --
Receivable for policy-related transactions ...............           --            --            --
                                                             ----------    ----------    ----------
  Total assets ...........................................    1,168,454     1,176,891     1,188,695
                                                             ----------    ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ..................           --            --            --
Payable for policy-related transactions ..................           --            --            --
                                                             ----------    ----------    ----------
  Total liabilities ......................................           --            --            --
                                                             ----------    ----------    ----------
Net Assets ...............................................   $1,168,454    $1,176,891    $1,188,695
                                                             ==========    ==========    ==========
Accumulation Units .......................................           --            --            --
Retained by AXA Equitable in Separate Account No. 49 .....    1,168,454     1,176,891     1,188,695
                                                             ----------    ----------    ----------
Total net assets .........................................   $1,168,454    $1,176,891    $1,188,695
                                                             ==========    ==========    ==========
Investments in shares of The Trusts, at cost .............   $1,064,869    $1,055,071    $1,071,781
The Trusts shares held
 Class A .................................................       53,086        52,598        53,345
 Class B .................................................       52,905        52,419        53,166

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                          (Continued)



                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 14.25                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 14.01                   118
AXA Aggressive Allocation .................     Class B 1.15%        $ 13.90                   225
AXA Aggressive Allocation .................     Class B 1.20%        $ 13.87                 3,160
AXA Aggressive Allocation .................     Class B 1.25%        $ 15.35                23,506
AXA Aggressive Allocation .................     Class B 1.30%        $ 14.58                25,941
AXA Aggressive Allocation .................     Class B 1.35%        $ 13.79                 1,649
AXA Aggressive Allocation .................     Class B 1.40%        $ 13.76                 5,174
AXA Aggressive Allocation .................     Class B 1.50%        $ 15.19                23,792
AXA Aggressive Allocation .................     Class B 1.55%        $ 13.68                31,080
AXA Aggressive Allocation .................     Class B 1.60%        $ 13.65                 3,517
AXA Aggressive Allocation .................     Class B 1.65%        $ 15.09                64,596
AXA Aggressive Allocation .................     Class B 1.70%        $ 15.05                 6,377
AXA Aggressive Allocation .................     Class B 1.80%        $ 13.54                     4
AXA Aggressive Allocation .................     Class B 1.90%        $ 13.49                    49
AXA Conservative Allocation ...............     Class B 0.50%        $ 11.78                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 11.57                    --
AXA Conservative Allocation ...............     Class B 1.15%        $ 11.48                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 11.46                 1,472
AXA Conservative Allocation ...............     Class B 1.25%        $ 12.00                 5,888
AXA Conservative Allocation ...............     Class B 1.30%        $ 11.97                 4,306
AXA Conservative Allocation ...............     Class B 1.35%        $ 11.39                 1,016
AXA Conservative Allocation ...............     Class B 1.40%        $ 11.37                 2,948
AXA Conservative Allocation ...............     Class B 1.50%        $ 11.86                 9,705
AXA Conservative Allocation ...............     Class B 1.55%        $ 11.30                 4,087
AXA Conservative Allocation ...............     Class B 1.60%        $ 11.28                 1,731
AXA Conservative Allocation ...............     Class B 1.65%        $ 11.79                10,068
AXA Conservative Allocation ...............     Class B 1.70%        $ 11.76                 2,454
AXA Conservative Allocation ...............     Class B 1.80%        $ 11.19                     7
AXA Conservative Allocation ...............     Class B 1.90%        $ 11.15                     5
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 12.22                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 12.01                    --
AXA Conservative-Plus Allocation ..........     Class B 1.15%        $ 11.91                    33
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 11.89                 2,173
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 12.65                14,367
AXA Conservative-Plus Allocation ..........     Class B 1.30%        $ 12.62                 6,473
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 11.82                   974
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 11.80                 3,876
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 12.51                20,000
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 11.73                 7,023
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 11.71                 1,825
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 12.43                23,580
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 12.40                 2,753
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 11.61                    --
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 11.57                     6
AXA Moderate Allocation ...................     Class B 0.50%        $ 63.00                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 57.03                    --
AXA Moderate Allocation ...................     Class B 1.15%        $ 54.56                    87
AXA Moderate Allocation ...................     Class B 1.20%        $ 53.95                 4,308
AXA Moderate Allocation ...................     Class B 1.25%        $ 13.37                69,894
AXA Moderate Allocation ...................     Class B 1.30%        $ 13.27                37,645
AXA Moderate Allocation ...................     Class B 1.35%        $ 52.19                 1,500
AXA Moderate Allocation ...................     Class B 1.40%        $ 51.61                 7,097
AXA Moderate Allocation ...................     Class B 1.50%        $ 13.22                85,730
AXA Moderate Allocation ...................     Class B 1.55%        $ 49.91                 9,394
AXA Moderate Allocation ...................     Class B 1.60%        $ 49.36                 3,439
AXA Moderate Allocation ...................     Class B 1.65%        $ 13.13               117,390
AXA Moderate Allocation ...................     Class B 1.70%        $ 48.27                 3,098

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            Contract charges     Unit Value     Units Outstanding (000s)
                                                           ------------------   ------------   -------------------------
AXA Moderate Allocation ................................     Class B 1.80%       $  47.21                    36
AXA Moderate Allocation ................................     Class B 1.90%       $  46.16                     4
AXA Moderate-Plus Allocation ...........................     Class B 0.50%       $  13.72                    --
AXA Moderate-Plus Allocation ...........................     Class B 0.95%       $  13.48                    16
AXA Moderate-Plus Allocation ...........................     Class B 1.15%       $  13.37                   820
AXA Moderate-Plus Allocation ...........................     Class B 1.20%       $  13.34                10,734
AXA Moderate-Plus Allocation ...........................     Class B 1.25%       $  14.74               104,476
AXA Moderate-Plus Allocation ...........................     Class B 1.30%       $  14.71                75,948
AXA Moderate-Plus Allocation ...........................     Class B 1.35%       $  13.27                 6,731
AXA Moderate-Plus Allocation ...........................     Class B 1.40%       $  13.24                18,918
AXA Moderate-Plus Allocation ...........................     Class B 1.50%       $  14.58               111,034
AXA Moderate-Plus Allocation ...........................     Class B 1.55%       $  13.16                85,777
AXA Moderate-Plus Allocation ...........................     Class B 1.60%       $  13.14                10,293
AXA Moderate-Plus Allocation ...........................     Class B 1.65%       $  14.48               240,939
AXA Moderate-Plus Allocation ...........................     Class B 1.70%       $  14.45                23,506
AXA Moderate-Plus Allocation ...........................     Class B 1.80%       $  13.03                    41
AXA Moderate-Plus Allocation ...........................     Class B 1.90%       $  12.98                    --
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%       $ 358.57                    --
EQ/AllianceBernstein Common Stock ......................     Class B 0.95%       $ 310.29                     1
EQ/AllianceBernstein Common Stock ......................     Class B 1.20%       $ 286.24                   392
EQ/AllianceBernstein Common Stock ......................     Class B 1.25%       $  14.18                10,999
EQ/AllianceBernstein Common Stock ......................     Class B 1.30%       $  13.94                 2,328
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%       $ 272.69                   670
EQ/AllianceBernstein Common Stock ......................     Class B 1.40%       $ 268.31                   602
EQ/AllianceBernstein Common Stock ......................     Class B 1.50%       $  14.02                18,987
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%       $ 255.59                   392
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%       $ 251.49                   377
EQ/AllianceBernstein Common Stock ......................     Class B 1.65%       $  13.93                 7,057
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%       $ 243.48                    65
EQ/AllianceBernstein Common Stock ......................     Class B 1.80%       $ 235.69                     2
EQ/AllianceBernstein Common Stock ......................     Class B 1.90%       $ 228.16                     2
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%       $  23.06                    --
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.95%       $  21.37                     3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.20%       $  20.49                 2,914
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.25%       $  10.93                 2,207
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.30%       $  10.83                   353
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%       $  19.97                   579
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.40%       $  19.80                 4,012
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.50%       $  10.81                 3,139
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%       $  19.30                   813
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%       $  19.14                 1,956
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.65%       $  10.74                 2,177
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%       $  18.82                   404
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.80%       $  18.50                     3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.90%       $  18.19                     1
EQ/AllianceBernstein International .....................     Class B 0.50%       $  22.65                    --
EQ/AllianceBernstein International .....................     Class B 0.95%       $  21.38                     6
EQ/AllianceBernstein International .....................     Class B 1.20%       $  20.70                 5,414
EQ/AllianceBernstein International .....................     Class B 1.25%       $  20.03                 9,113
EQ/AllianceBernstein International .....................     Class B 1.30%       $  19.90                 4,042
EQ/AllianceBernstein International .....................     Class B 1.35%       $  20.30                 1,872
EQ/AllianceBernstein International .....................     Class B 1.40%       $  20.17                 8,075
EQ/AllianceBernstein International .....................     Class B 1.50%       $  19.81                12,039
EQ/AllianceBernstein International .....................     Class B 1.55%       $  19.79                 5,611
EQ/AllianceBernstein International .....................     Class B 1.60%       $  19.66                 3,456
EQ/AllianceBernstein International .....................     Class B 1.65%       $  19.68                12,529

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/AllianceBernstein International ............     Class B 1.70%        $ 19.41                 2,236
EQ/AllianceBernstein International ............     Class B 1.80%        $ 19.16                    46
EQ/AllianceBernstein International ............     Class B 1.90%        $ 18.91                     7
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.50%        $  8.47                    --
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.95%        $  8.14                    43
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.20%        $  7.96                 4,750
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.25%        $ 13.91                 2,459
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.30%        $ 13.84                   881
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.35%        $  7.86                 4,849
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.40%        $  7.83                 7,231
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.50%        $ 13.75                 3,186
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  7.72                 7,920
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  7.69                 9,407
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.65%        $ 13.66                 3,311
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  7.62                 1,050
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.80%        $  7.55                   108
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.90%        $  7.49                    60
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 19.09                    --
EQ/AllianceBernstein Quality Bond .............     Class B 0.95%        $ 17.90                     2
EQ/AllianceBernstein Quality Bond .............     Class B 1.20%        $ 17.26                 3,276
EQ/AllianceBernstein Quality Bond .............     Class B 1.25%        $ 11.15                 4,076
EQ/AllianceBernstein Quality Bond .............     Class B 1.30%        $ 11.07                 1,453
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.89                   436
EQ/AllianceBernstein Quality Bond .............     Class B 1.40%        $ 16.77                 5,254
EQ/AllianceBernstein Quality Bond .............     Class B 1.50%        $ 11.03                 6,434
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 16.41                 1,355
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 16.29                 1,861
EQ/AllianceBernstein Quality Bond .............     Class B 1.65%        $ 10.96                 4,138
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 16.06                   626
EQ/AllianceBernstein Quality Bond .............     Class B 1.80%        $ 15.83                     3
EQ/AllianceBernstein Quality Bond .............     Class B 1.90%        $ 15.60                    30
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 22.92                    --
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.95%        $ 21.84                    16
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.20%        $ 21.26                 2,805
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.25%        $ 16.55                 3,394
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.30%        $ 16.46                 1,013
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 20.92                 2,476
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.40%        $ 20.80                 4,176
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.50%        $ 16.37                 5,401
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 20.47                 2,301
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 20.36                 2,356
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.65%        $ 16.27                 3,846
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 20.14                   443
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.80%        $ 19.92                    15
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.90%        $ 19.71                     4
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 18.41                    --
EQ/AllianceBernstein Value ....................     Class B 0.95%        $ 17.60                    44
EQ/AllianceBernstein Value ....................     Class B 0.95%        $  9.05                    --
EQ/AllianceBernstein Value ....................     Class B 1.20%        $ 17.16                18,463
EQ/AllianceBernstein Value ....................     Class B 1.25%        $ 14.42                19,821
EQ/AllianceBernstein Value ....................     Class B 1.30%        $ 14.35                 5,014
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 16.90                 5,583
EQ/AllianceBernstein Value ....................     Class B 1.40%        $ 16.81                26,898
EQ/AllianceBernstein Value ....................     Class B 1.50%        $ 14.27                29,046
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 16.56                 9,126
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 16.48                13,726

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                      Contract charges     Unit Value     Units Outstanding (000s)
                                                     ------------------   ------------   -------------------------
EQ/AllianceBernstein Value .......................     Class B 1.65%        $ 14.17                19,894
EQ/AllianceBernstein Value .......................     Class B 1.70%        $ 16.31                 3,123
EQ/AllianceBernstein Value .......................     Class B 1.80%        $ 16.14                   171
EQ/AllianceBernstein Value .......................     Class B 1.90%        $ 15.98                    36
EQ/Ariel Appreciation II .........................     Class B 0.50%        $ 11.29                    --
EQ/Ariel Appreciation II .........................     Class B 0.95%        $ 11.18                    --
EQ/Ariel Appreciation II .........................     Class B 1.20%        $ 11.12                   159
EQ/Ariel Appreciation II .........................     Class B 1.25%        $ 11.10                   720
EQ/Ariel Appreciation II .........................     Class B 1.30%        $ 11.09                   639
EQ/Ariel Appreciation II .........................     Class B 1.35%        $ 11.22                    51
EQ/Ariel Appreciation II .........................     Class B 1.40%        $ 11.07                   166
EQ/Ariel Appreciation II .........................     Class B 1.50%        $ 11.04                   643
EQ/Ariel Appreciation II .........................     Class B 1.55%        $ 11.03                   507
EQ/Ariel Appreciation II .........................     Class B 1.60%        $ 11.02                    89
EQ/Ariel Appreciation II .........................     Class B 1.65%        $ 11.00                 1,556
EQ/Ariel Appreciation II .........................     Class B 1.70%        $ 10.99                   227
EQ/Ariel Appreciation II .........................     Class B 1.80%        $ 10.97                    --
EQ/Ariel Appreciation II .........................     Class B 1.90%        $ 10.94                     1
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.20%        $ 11.04                   462
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.25%        $ 11.29                 1,608
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.30%        $ 11.27                   440
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.40%        $ 10.95                 1,129
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.50%        $ 11.17                 3,083
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.55%        $ 11.14                   773
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.60%        $ 10.86                   344
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.65%        $ 11.10                 3,847
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.70%        $ 11.07                   383
EQ/BlackRock Basic Value Equity ..................     Class B 0.50%        $ 26.45                    --
EQ/BlackRock Basic Value Equity ..................     Class B 0.95%        $ 25.20                    --
EQ/BlackRock Basic Value Equity ..................     Class B 1.20%        $ 24.53                 4,290
EQ/BlackRock Basic Value Equity ..................     Class B 1.25%        $ 14.48                 7,283
EQ/BlackRock Basic Value Equity ..................     Class B 1.30%        $ 14.40                 1,992
EQ/BlackRock Basic Value Equity ..................     Class B 1.35%        $ 24.14                 2,291
EQ/BlackRock Basic Value Equity ..................     Class B 1.40%        $ 24.01                 6,226
EQ/BlackRock Basic Value Equity ..................     Class B 1.50%        $ 14.32                10,153
EQ/BlackRock Basic Value Equity ..................     Class B 1.55%        $ 23.62                 2,381
EQ/BlackRock Basic Value Equity ..................     Class B 1.60%        $ 23.49                 2,711
EQ/BlackRock Basic Value Equity ..................     Class B 1.65%        $ 14.23                 7,001
EQ/BlackRock Basic Value Equity ..................     Class B 1.70%        $ 23.24                   842
EQ/BlackRock Basic Value Equity ..................     Class B 1.80%        $ 22.99                    26
EQ/BlackRock Basic Value Equity ..................     Class B 1.90%        $ 22.74                     5
EQ/BlackRock International Value .................     Class B 0.50%        $ 27.28                    --
EQ/BlackRock International Value .................     Class B 0.95%        $ 25.99                    27
EQ/BlackRock International Value .................     Class B 1.20%        $ 25.30                 4,143
EQ/BlackRock International Value .................     Class B 1.25%        $ 19.73                 7,019
EQ/BlackRock International Value .................     Class B 1.30%        $ 19.62                 2,421
EQ/BlackRock International Value .................     Class B 1.35%        $ 24.89                 4,966
EQ/BlackRock International Value .................     Class B 1.40%        $ 24.76                 5,376
EQ/BlackRock International Value .................     Class B 1.50%        $ 19.51                 9,808
EQ/BlackRock International Value .................     Class B 1.55%        $ 24.36                 4,881
EQ/BlackRock International Value .................     Class B 1.60%        $ 24.23                 3,272
EQ/BlackRock International Value .................     Class B 1.65%        $ 19.38                 9,184
EQ/BlackRock International Value .................     Class B 1.70%        $ 23.97                 1,136
EQ/BlackRock International Value .................     Class B 1.80%        $ 23.71                    71
EQ/BlackRock International Value .................     Class B 1.90%        $ 23.45                     7

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
EQ/Boston Advisors Equity Income .........     Class B 0.50%        $  7.50                    --
EQ/Boston Advisors Equity Income .........     Class B 0.95%        $  7.19                     1
EQ/Boston Advisors Equity Income .........     Class B 1.20%        $  7.03                 1,373
EQ/Boston Advisors Equity Income .........     Class B 1.25%        $  7.00                 4,851
EQ/Boston Advisors Equity Income .........     Class B 1.30%        $  2.84                 3,300
EQ/Boston Advisors Equity Income .........     Class B 1.35%        $  6.93                   535
EQ/Boston Advisors Equity Income .........     Class B 1.40%        $  6.90                 2,508
EQ/Boston Advisors Equity Income .........     Class B 1.50%        $  6.84                 9,418
EQ/Boston Advisors Equity Income .........     Class B 1.55%        $  6.81                 2,391
EQ/Boston Advisors Equity Income .........     Class B 1.60%        $  6.78                   684
EQ/Boston Advisors Equity Income .........     Class B 1.65%        $  6.74                 5,771
EQ/Boston Advisors Equity Income .........     Class B 1.70%        $  6.71                   571
EQ/Boston Advisors Equity Income .........     Class B 1.80%        $  6.65                     3
EQ/Boston Advisors Equity Income .........     Class B 1.90%        $  6.59                    24
EQ/Calvert Socially Responsible ..........     Class B 0.50%        $ 10.74                    --
EQ/Calvert Socially Responsible ..........     Class B 0.95%        $ 10.34                    --
EQ/Calvert Socially Responsible ..........     Class B 1.20%        $ 10.13                   554
EQ/Calvert Socially Responsible ..........     Class B 1.25%        $ 13.27                   841
EQ/Calvert Socially Responsible ..........     Class B 1.30%        $ 13.22                   324
EQ/Calvert Socially Responsible ..........     Class B 1.35%        $ 10.00                   126
EQ/Calvert Socially Responsible ..........     Class B 1.40%        $  9.96                   793
EQ/Calvert Socially Responsible ..........     Class B 1.50%        $ 13.13                   748
EQ/Calvert Socially Responsible ..........     Class B 1.55%        $  9.83                   349
EQ/Calvert Socially Responsible ..........     Class B 1.60%        $  9.79                   250
EQ/Calvert Socially Responsible ..........     Class B 1.65%        $ 13.04                   982
EQ/Calvert Socially Responsible ..........     Class B 1.70%        $  9.71                   373
EQ/Calvert Socially Responsible ..........     Class B 1.80%        $  9.63                     1
EQ/Calvert Socially Responsible ..........     Class B 1.90%        $  9.54                    --
EQ/Capital Guardian Growth ...............     Class B 0.50%        $ 14.95                    --
EQ/Capital Guardian Growth ...............     Class B 0.95%        $ 14.25                     3
EQ/Capital Guardian Growth ...............     Class B 1.20%        $ 13.87                 1,946
EQ/Capital Guardian Growth ...............     Class B 1.25%        $ 12.45                 3,847
EQ/Capital Guardian Growth ...............     Class B 1.30%        $ 12.38                 2,506
EQ/Capital Guardian Growth ...............     Class B 1.35%        $ 13.64                 5,042
EQ/Capital Guardian Growth ...............     Class B 1.40%        $ 13.57                 2,022
EQ/Capital Guardian Growth ...............     Class B 1.50%        $ 12.32                 3,097
EQ/Capital Guardian Growth ...............     Class B 1.55%        $ 13.35                 3,136
EQ/Capital Guardian Growth ...............     Class B 1.60%        $ 13.28                 2,030
EQ/Capital Guardian Growth ...............     Class B 1.65%        $ 12.24                 9,279
EQ/Capital Guardian Growth ...............     Class B 1.70%        $ 13.14                 1,289
EQ/Capital Guardian Growth ...............     Class B 1.80%        $ 13.00                     9
EQ/Capital Guardian Growth ...............     Class B 1.90%        $ 12.85                     7
EQ/Capital Guardian Research .............     Class B 0.50%        $ 14.12                    --
EQ/Capital Guardian Research .............     Class B 0.95%        $ 13.58                    69
EQ/Capital Guardian Research .............     Class B 1.20%        $ 13.28                15,162
EQ/Capital Guardian Research .............     Class B 1.25%        $ 13.67                12,780
EQ/Capital Guardian Research .............     Class B 1.30%        $ 13.61                 2,267
EQ/Capital Guardian Research .............     Class B 1.35%        $ 13.11                10,718
EQ/Capital Guardian Research .............     Class B 1.40%        $ 13.05                16,864
EQ/Capital Guardian Research .............     Class B 1.50%        $ 13.53                11,133
EQ/Capital Guardian Research .............     Class B 1.55%        $ 12.88                 7,563
EQ/Capital Guardian Research .............     Class B 1.60%        $ 12.83                16,294
EQ/Capital Guardian Research .............     Class B 1.65%        $ 13.44                17,200
EQ/Capital Guardian Research .............     Class B 1.70%        $ 12.71                 3,063
EQ/Capital Guardian Research .............     Class B 1.80%        $ 12.60                   116
EQ/Capital Guardian Research .............     Class B 1.90%        $ 12.49                    11

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.49                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 11.35                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 11.28                   415
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 11.26                 2,330
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.30%        $  3.40                 4,141
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.23                    76
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 11.21                   726
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 11.18                 3,432
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.17                 1,451
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.15                   246
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 11.14                 2,709
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.12                   180
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 11.09                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 11.06                    --
EQ/Davis New York Venture .................     Class B 0.50%        $ 11.23                    --
EQ/Davis New York Venture .................     Class B 0.95%        $ 11.16                    --
EQ/Davis New York Venture .................     Class B 1.20%        $ 11.12                   963
EQ/Davis New York Venture .................     Class B 1.25%        $ 11.12                 2,234
EQ/Davis New York Venture .................     Class B 1.30%        $ 11.11                 3,823
EQ/Davis New York Venture .................     Class B 1.35%        $ 11.10                   369
EQ/Davis New York Venture .................     Class B 1.40%        $ 11.09                 1,370
EQ/Davis New York Venture .................     Class B 1.50%        $ 11.08                 2,531
EQ/Davis New York Venture .................     Class B 1.55%        $ 11.07                 3,797
EQ/Davis New York Venture .................     Class B 1.60%        $ 11.06                   634
EQ/Davis New York Venture .................     Class B 1.65%        $ 11.06                 7,823
EQ/Davis New York Venture .................     Class B 1.70%        $ 11.05                 1,189
EQ/Davis New York Venture .................     Class B 1.80%        $ 11.04                    --
EQ/Davis New York Venture .................     Class B 1.90%        $ 11.02                    --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 34.94                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 32.82                     9
EQ/Equity 500 Index .......................     Class B 1.20%        $ 31.69                 6,323
EQ/Equity 500 Index .......................     Class B 1.25%        $ 14.24                11,374
EQ/Equity 500 Index .......................     Class B 1.30%        $ 14.14                 2,496
EQ/Equity 500 Index .......................     Class B 1.35%        $ 31.03                 4,648
EQ/Equity 500 Index .......................     Class B 1.40%        $ 30.81                 8,846
EQ/Equity 500 Index .......................     Class B 1.50%        $ 14.09                16,275
EQ/Equity 500 Index .......................     Class B 1.55%        $ 30.17                 4,204
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.96                 6,391
EQ/Equity 500 Index .......................     Class B 1.65%        $ 14.00                11,756
EQ/Equity 500 Index .......................     Class B 1.70%        $ 29.54                 1,547
EQ/Equity 500 Index .......................     Class B 1.80%        $ 29.13                   130
EQ/Equity 500 Index .......................     Class B 1.90%        $ 28.72                    14
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.93                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $ 10.82                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $ 10.76                 1,003
EQ/Evergreen International Bond ...........     Class B 1.25%        $ 10.75                 1,927
EQ/Evergreen International Bond ...........     Class B 1.30%        $ 10.74                 1,405
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.80                   227
EQ/Evergreen International Bond ...........     Class B 1.40%        $ 10.71                 1,650
EQ/Evergreen International Bond ...........     Class B 1.50%        $ 10.69                 3,771
EQ/Evergreen International Bond ...........     Class B 1.55%        $ 10.68                 1,997
EQ/Evergreen International Bond ...........     Class B 1.60%        $ 10.66                   777
EQ/Evergreen International Bond ...........     Class B 1.65%        $ 10.65                 4,959
EQ/Evergreen International Bond ...........     Class B 1.70%        $ 10.64                   476
EQ/Evergreen International Bond ...........     Class B 1.80%        $ 10.62                    --
EQ/Evergreen International Bond ...........     Class B 1.90%        $ 10.59                     3

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Evergreen Omega ..................     Class B 0.50%        $ 10.58                    --
EQ/Evergreen Omega ..................     Class B 0.95%        $ 10.16                    --
EQ/Evergreen Omega ..................     Class B 1.20%        $  9.93                 1,978
EQ/Evergreen Omega ..................     Class B 1.25%        $ 13.34                 2,119
EQ/Evergreen Omega ..................     Class B 1.30%        $ 13.28                   550
EQ/Evergreen Omega ..................     Class B 1.35%        $  9.80                   351
EQ/Evergreen Omega ..................     Class B 1.40%        $  9.75                 2,548
EQ/Evergreen Omega ..................     Class B 1.50%        $ 13.20                 2,342
EQ/Evergreen Omega ..................     Class B 1.55%        $  9.62                 1,089
EQ/Evergreen Omega ..................     Class B 1.60%        $  9.58                 1,455
EQ/Evergreen Omega ..................     Class B 1.65%        $ 13.11                 2,691
EQ/Evergreen Omega ..................     Class B 1.70%        $  9.49                   249
EQ/Evergreen Omega ..................     Class B 1.80%        $  9.40                    --
EQ/Evergreen Omega ..................     Class B 1.90%        $  9.32                     2
EQ/FI Mid Cap .......................     Class B 0.50%        $ 14.59                    --
EQ/FI Mid Cap .......................     Class B 0.95%        $ 14.12                    28
EQ/FI Mid Cap .......................     Class B 1.20%        $ 13.86                 9,544
EQ/FI Mid Cap .......................     Class B 1.25%        $ 16.04                 8,656
EQ/FI Mid Cap .......................     Class B 1.30%        $ 15.98                 2,442
EQ/FI Mid Cap .......................     Class B 1.35%        $ 13.70                 1,295
EQ/FI Mid Cap .......................     Class B 1.40%        $ 13.65                12,038
EQ/FI Mid Cap .......................     Class B 1.50%        $ 15.87                11,622
EQ/FI Mid Cap .......................     Class B 1.55%        $ 13.50                 6,060
EQ/FI Mid Cap .......................     Class B 1.60%        $ 13.45                 6,276
EQ/FI Mid Cap .......................     Class B 1.65%        $ 15.77                10,337
EQ/FI Mid Cap .......................     Class B 1.70%        $ 13.35                 2,166
EQ/FI Mid Cap .......................     Class B 1.80%        $ 13.25                    33
EQ/FI Mid Cap .......................     Class B 1.90%        $ 13.15                     4
EQ/Franklin Income ..................     Class B 0.50%        $ 10.62                    --
EQ/Franklin Income ..................     Class B 0.95%        $ 10.56                     1
EQ/Franklin Income ..................     Class B 1.20%        $ 10.52                 2,628
EQ/Franklin Income ..................     Class B 1.25%        $ 10.51                 5,438
EQ/Franklin Income ..................     Class B 1.30%        $ 10.51                 7,144
EQ/Franklin Income ..................     Class B 1.35%        $ 10.50                   444
EQ/Franklin Income ..................     Class B 1.40%        $ 10.49                 3,642
EQ/Franklin Income ..................     Class B 1.50%        $ 10.48                 7,720
EQ/Franklin Income ..................     Class B 1.55%        $ 10.47                 6,851
EQ/Franklin Income ..................     Class B 1.60%        $ 10.46                 2,051
EQ/Franklin Income ..................     Class B 1.65%        $ 10.46                19,931
EQ/Franklin Income ..................     Class B 1.70%        $ 10.45                 1,574
EQ/Franklin Income ..................     Class B 1.80%        $ 10.44                    15
EQ/Franklin Income ..................     Class B 1.90%        $ 10.42                    --
EQ/Franklin Small Cap Value .........     Class B 0.50%        $  9.86                    --
EQ/Franklin Small Cap Value .........     Class B 0.95%        $  9.81                    --
EQ/Franklin Small Cap Value .........     Class B 1.20%        $  9.77                   171
EQ/Franklin Small Cap Value .........     Class B 1.25%        $  9.77                   459
EQ/Franklin Small Cap Value .........     Class B 1.30%        $  9.76                 1,033
EQ/Franklin Small Cap Value .........     Class B 1.35%        $  9.75                    47
EQ/Franklin Small Cap Value .........     Class B 1.40%        $  9.75                   265
EQ/Franklin Small Cap Value .........     Class B 1.50%        $  9.73                   511
EQ/Franklin Small Cap Value .........     Class B 1.55%        $  9.73                   936
EQ/Franklin Small Cap Value .........     Class B 1.60%        $  9.72                    73
EQ/Franklin Small Cap Value .........     Class B 1.65%        $  9.71                 2,069
EQ/Franklin Small Cap Value .........     Class B 1.70%        $  9.71                   421
EQ/Franklin Small Cap Value .........     Class B 1.80%        $  9.70                    --
EQ/Franklin Small Cap Value .........     Class B 1.90%        $  9.68                    --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                     Contract charges     Unit Value     Units Outstanding (000s)
                                                    ------------------   ------------   -------------------------
EQ/Franklin Templeton Founding Strategy .........     Class B 0.50%        $  9.57                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 0.95%        $  9.54                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.15%        $  9.53                   158
EQ/Franklin Templeton Founding Strategy .........     Class B 1.20%        $  9.52                   863
EQ/Franklin Templeton Founding Strategy .........     Class B 1.25%        $  9.52                 2,777
EQ/Franklin Templeton Founding Strategy .........     Class B 1.30%        $  9.52                21,512
EQ/Franklin Templeton Founding Strategy .........     Class B 1.35%        $  9.52                   308
EQ/Franklin Templeton Founding Strategy .........     Class B 1.40%        $  9.51                 1,530
EQ/Franklin Templeton Founding Strategy .........     Class B 1.50%        $  9.51                 2,859
EQ/Franklin Templeton Founding Strategy .........     Class B 1.55%        $  9.50                13,483
EQ/Franklin Templeton Founding Strategy .........     Class B 1.60%        $  9.50                 1,153
EQ/Franklin Templeton Founding Strategy .........     Class B 1.65%        $  9.50                36,003
EQ/Franklin Templeton Founding Strategy .........     Class B 1.70%        $  9.49                 2,805
EQ/Franklin Templeton Founding Strategy .........     Class B 1.80%        $  9.49                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.90%        $  9.48                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.50%        $ 12.14                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.95%        $ 11.99                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.20%        $ 11.91                   362
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.25%        $ 11.89                 1,654
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.30%        $ 11.67                 1,148
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.35%        $ 11.86                    77
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.40%        $ 11.85                   903
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.50%        $ 11.81                 2,544
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.55%        $ 11.80                 1,416
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.60%        $ 11.78                   230
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.65%        $ 11.77                 2,502
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.70%        $ 11.75                   337
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.80%        $ 11.72                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.90%        $ 11.69                    --
EQ/GAMCO Small Company Value ....................     Class B 0.50%        $ 35.02                    --
EQ/GAMCO Small Company Value ....................     Class B 0.95%        $ 32.07                     1
EQ/GAMCO Small Company Value ....................     Class B 1.20%        $ 30.54                   909
EQ/GAMCO Small Company Value ....................     Class B 1.25%        $ 30.24                 2,364
EQ/GAMCO Small Company Value ....................     Class B 1.30%        $ 46.43                   981
EQ/GAMCO Small Company Value ....................     Class B 1.35%        $ 29.65                   311
EQ/GAMCO Small Company Value ....................     Class B 1.40%        $ 29.36                 1,218
EQ/GAMCO Small Company Value ....................     Class B 1.50%        $ 28.78                 3,742
EQ/GAMCO Small Company Value ....................     Class B 1.55%        $ 28.50                 2,211
EQ/GAMCO Small Company Value ....................     Class B 1.60%        $ 28.22                   300
EQ/GAMCO Small Company Value ....................     Class B 1.65%        $ 27.94                 3,011
EQ/GAMCO Small Company Value ....................     Class B 1.70%        $ 27.67                   618
EQ/GAMCO Small Company Value ....................     Class B 1.80%        $ 27.13                     1
EQ/GAMCO Small Company Value ....................     Class B 1.90%        $ 26.60                     7
EQ/International Growth .........................     Class B 0.50%        $ 16.72                    --
EQ/International Growth .........................     Class B 0.95%        $ 16.51                    --
EQ/International Growth .........................     Class B 1.20%        $ 16.40                   594
EQ/International Growth .........................     Class B 1.25%        $ 16.38                 1,672
EQ/International Growth .........................     Class B 1.30%        $  7.26                 3,231
EQ/International Growth .........................     Class B 1.35%        $ 16.34                   264
EQ/International Growth .........................     Class B 1.40%        $ 16.32                 1,188
EQ/International Growth .........................     Class B 1.50%        $ 16.27                 2,647
EQ/International Growth .........................     Class B 1.55%        $ 16.25                 1,865
EQ/International Growth .........................     Class B 1.60%        $ 16.23                   409
EQ/International Growth .........................     Class B 1.65%        $ 16.21                 3,860
EQ/International Growth .........................     Class B 1.70%        $ 16.18                   665

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
EQ/International Growth .................     Class B 1.80%        $ 16.14                     6
EQ/International Growth .................     Class B 1.90%        $ 16.10                    --
EQ/JPMorgan Core Bond ...................     Class B 0.50%        $ 15.88                    --
EQ/JPMorgan Core Bond ...................     Class B 0.95%        $ 15.18                    25
EQ/JPMorgan Core Bond ...................     Class B 1.20%        $ 14.80                10,033
EQ/JPMorgan Core Bond ...................     Class B 1.25%        $ 11.09                13,997
EQ/JPMorgan Core Bond ...................     Class B 1.30%        $ 11.03                 3,598
EQ/JPMorgan Core Bond ...................     Class B 1.35%        $ 14.57                 5,253
EQ/JPMorgan Core Bond ...................     Class B 1.40%        $ 14.50                14,294
EQ/JPMorgan Core Bond ...................     Class B 1.50%        $ 10.96                18,138
EQ/JPMorgan Core Bond ...................     Class B 1.55%        $ 14.28                 8,678
EQ/JPMorgan Core Bond ...................     Class B 1.60%        $ 14.21                10,140
EQ/JPMorgan Core Bond ...................     Class B 1.65%        $ 10.89                14,134
EQ/JPMorgan Core Bond ...................     Class B 1.70%        $ 14.07                 1,473
EQ/JPMorgan Core Bond ...................     Class B 1.80%        $ 13.92                   130
EQ/JPMorgan Core Bond ...................     Class B 1.90%        $ 13.78                    29
EQ/JPMorgan Value Opportunities .........     Class B 0.50%        $ 17.16                    --
EQ/JPMorgan Value Opportunities .........     Class B 0.95%        $ 16.35                    10
EQ/JPMorgan Value Opportunities .........     Class B 1.20%        $ 15.91                 2,625
EQ/JPMorgan Value Opportunities .........     Class B 1.25%        $ 14.31                 1,615
EQ/JPMorgan Value Opportunities .........     Class B 1.30%        $ 14.23                   648
EQ/JPMorgan Value Opportunities .........     Class B 1.35%        $ 15.66                 8,143
EQ/JPMorgan Value Opportunities .........     Class B 1.40%        $ 15.57                 3,426
EQ/JPMorgan Value Opportunities .........     Class B 1.50%        $ 14.15                 1,712
EQ/JPMorgan Value Opportunities .........     Class B 1.55%        $ 15.32                 3,721
EQ/JPMorgan Value Opportunities .........     Class B 1.60%        $ 15.24                 3,182
EQ/JPMorgan Value Opportunities .........     Class B 1.65%        $ 14.06                 2,094
EQ/JPMorgan Value Opportunities .........     Class B 1.70%        $ 15.08                   288
EQ/JPMorgan Value Opportunities .........     Class B 1.80%        $ 14.91                    59
EQ/JPMorgan Value Opportunities .........     Class B 1.90%        $ 14.75                    15
EQ/Legg Mason Value Equity ..............     Class B 0.50%        $ 10.61                    --
EQ/Legg Mason Value Equity ..............     Class B 0.95%        $ 10.50                    --
EQ/Legg Mason Value Equity ..............     Class B 1.20%        $ 10.44                   528
EQ/Legg Mason Value Equity ..............     Class B 1.25%        $ 10.43                 2,132
EQ/Legg Mason Value Equity ..............     Class B 1.30%        $ 10.42                 1,065
EQ/Legg Mason Value Equity ..............     Class B 1.35%        $ 10.56                   156
EQ/Legg Mason Value Equity ..............     Class B 1.40%        $ 10.39                   692
EQ/Legg Mason Value Equity ..............     Class B 1.50%        $ 10.37                 3,207
EQ/Legg Mason Value Equity ..............     Class B 1.55%        $ 10.36                 1,312
EQ/Legg Mason Value Equity ..............     Class B 1.60%        $ 10.35                   503
EQ/Legg Mason Value Equity ..............     Class B 1.65%        $ 10.34                 7,005
EQ/Legg Mason Value Equity ..............     Class B 1.70%        $ 10.32                   809
EQ/Legg Mason Value Equity ..............     Class B 1.80%        $ 10.30                    --
EQ/Legg Mason Value Equity ..............     Class B 1.90%        $ 10.28                    --
EQ/Long Term Bond .......................     Class B 0.50%        $ 10.89                    --
EQ/Long Term Bond .......................     Class B 0.95%        $ 10.76                    --
EQ/Long Term Bond .......................     Class B 1.20%        $ 10.68                   549
EQ/Long Term Bond .......................     Class B 1.25%        $ 10.67                 2,086
EQ/Long Term Bond .......................     Class B 1.30%        $  8.13                 1,046
EQ/Long Term Bond .......................     Class B 1.35%        $ 10.64                   246
EQ/Long Term Bond .......................     Class B 1.40%        $ 10.63                 1,010
EQ/Long Term Bond .......................     Class B 1.50%        $ 10.60                 2,861
EQ/Long Term Bond .......................     Class B 1.55%        $ 10.58                 1,048
EQ/Long Term Bond .......................     Class B 1.60%        $ 10.57                   315
EQ/Long Term Bond .......................     Class B 1.65%        $ 10.55                 1,635
EQ/Long Term Bond .......................     Class B 1.70%        $ 10.54                   248

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
EQ/Long Term Bond ........................     Class B 1.80%        $ 10.51                    --
EQ/Long Term Bond ........................     Class B 1.90%        $ 10.48                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 12.80                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 12.64                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 12.56                   319
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 12.54                 1,737
EQ/Lord Abbett Growth and Income .........     Class B 1.30%        $ 12.58                   975
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 12.51                   356
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 12.49                   678
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 12.46                 2,178
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 12.44                 1,062
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 12.42                   368
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 12.41                 3,773
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 12.39                   369
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 12.36                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 12.32                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 13.11                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 12.96                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 12.87                   140
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 12.85                   928
EQ/Lord Abbett Large Cap Core ............     Class B 1.30%        $ 12.92                   524
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 12.82                    86
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 12.80                   391
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 12.77                 1,237
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 12.75                   497
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 12.73                   161
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 12.71                 1,698
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 12.70                   442
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 12.66                     1
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 12.63                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 12.55                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 12.40                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 12.32                   722
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 12.30                 4,081
EQ/Lord Abbett Mid Cap Value .............     Class B 1.30%        $ 12.40                 2,011
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 12.27                   259
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 12.25                 1,256
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 12.22                 4,635
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 12.20                 2,108
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 12.18                   480
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 12.17                 7,885
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 12.15                   888
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 12.12                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 12.09                    --
EQ/Marsico Focus .........................     Class B 0.50%        $ 19.52                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 18.97                    13
EQ/Marsico Focus .........................     Class B 1.20%        $ 18.67                11,637
EQ/Marsico Focus .........................     Class B 1.25%        $ 15.35                16,822
EQ/Marsico Focus .........................     Class B 1.30%        $ 15.30                 5,402
EQ/Marsico Focus .........................     Class B 1.35%        $ 18.49                 1,429
EQ/Marsico Focus .........................     Class B 1.40%        $ 18.43                16,976
EQ/Marsico Focus .........................     Class B 1.50%        $ 15.19                21,594
EQ/Marsico Focus .........................     Class B 1.55%        $ 18.25                 5,863
EQ/Marsico Focus .........................     Class B 1.60%        $ 18.20                 7,491
EQ/Marsico Focus .........................     Class B 1.65%        $ 15.09                25,093
EQ/Marsico Focus .........................     Class B 1.70%        $ 18.08                 3,346

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Marsico Focus ....................     Class B 1.80%        $ 17.96                    53
EQ/Marsico Focus ....................     Class B 1.90%        $ 17.85                     5
EQ/Money Market .....................     Class B 0.00%        $ 43.51                   129
EQ/Money Market .....................     Class B 0.50%        $ 38.11                    --
EQ/Money Market .....................     Class B 0.95%        $ 33.81                     4
EQ/Money Market .....................     Class B 1.15%        $ 11.23                   103
EQ/Money Market .....................     Class B 1.15%        $ 32.05                 3,160
EQ/Money Market .....................     Class B 1.20%        $ 31.62                 1,791
EQ/Money Market .....................     Class B 1.25%        $ 10.73                 4,875
EQ/Money Market .....................     Class B 1.30%        $ 10.58                 1,895
EQ/Money Market .....................     Class B 1.35%        $ 30.37                 2,271
EQ/Money Market .....................     Class B 1.40%        $ 29.97                 3,210
EQ/Money Market .....................     Class B 1.50%        $ 10.62                10,650
EQ/Money Market .....................     Class B 1.55%        $ 28.78                 3,506
EQ/Money Market .....................     Class B 1.60%        $ 28.40                 3,889
EQ/Money Market .....................     Class B 1.65%        $ 10.55                 8,854
EQ/Money Market .....................     Class B 1.70%        $ 27.65                 1,051
EQ/Money Market .....................     Class B 1.80%        $ 26.91                    73
EQ/Money Market .....................     Class B 1.90%        $ 26.20                     7
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  6.32                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  6.07                     8
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  5.93                   871
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  5.90                 2,019
EQ/Montag & Caldwell Growth .........     Class B 1.30%        $  2.36                 2,099
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  5.85                   441
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  5.82                 2,244
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  5.77                 3,353
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  5.74                 1,806
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  5.72                   656
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  5.69                 4,503
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  5.66                   657
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  5.61                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  5.56                    --
EQ/Mutual shares ....................     Class B 0.50%        $ 10.86                    --
EQ/Mutual shares ....................     Class B 0.95%        $ 10.80                     3
EQ/Mutual shares ....................     Class B 1.20%        $ 10.76                   999
EQ/Mutual shares ....................     Class B 1.25%        $ 10.75                 3,036
EQ/Mutual shares ....................     Class B 1.30%        $ 10.75                 5,018
EQ/Mutual shares ....................     Class B 1.35%        $ 10.74                   210
EQ/Mutual shares ....................     Class B 1.40%        $ 10.73                 1,652
EQ/Mutual shares ....................     Class B 1.50%        $ 10.72                 3,106
EQ/Mutual shares ....................     Class B 1.55%        $ 10.71                 3,519
EQ/Mutual shares ....................     Class B 1.60%        $ 10.70                   748
EQ/Mutual shares ....................     Class B 1.65%        $ 10.70                12,811
EQ/Mutual shares ....................     Class B 1.70%        $ 10.69                 1,727
EQ/Mutual shares ....................     Class B 1.80%        $ 10.67                     6
EQ/Mutual shares ....................     Class B 1.90%        $ 10.66                    --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 11.70                    --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 11.63                    --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 11.59                   315
EQ/Oppenheimer Global ...............     Class B 1.25%        $ 11.58                   772
EQ/Oppenheimer Global ...............     Class B 1.30%        $ 11.58                 1,541
EQ/Oppenheimer Global ...............     Class B 1.35%        $ 11.57                   146
EQ/Oppenheimer Global ...............     Class B 1.40%        $ 11.56                   647
EQ/Oppenheimer Global ...............     Class B 1.50%        $ 11.54                   979
EQ/Oppenheimer Global ...............     Class B 1.55%        $ 11.54                 1,565

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.53                   230
EQ/Oppenheimer Global ..........................     Class B 1.65%        $ 11.52                 2,779
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.51                   674
EQ/Oppenheimer Global ..........................     Class B 1.80%        $ 11.50                    --
EQ/Oppenheimer Global ..........................     Class B 1.90%        $ 11.48                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 11.28                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.95%        $ 11.21                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.20%        $ 11.17                   142
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.25%        $ 11.16                   378
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.30%        $ 11.16                   487
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 11.15                    67
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.40%        $ 11.14                   153
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.50%        $ 11.13                   516
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 11.12                   683
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 11.11                    66
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.65%        $ 11.11                   743
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 11.10                   154
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.80%        $ 11.08                     6
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.90%        $ 11.07                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 10.88                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.95%        $ 10.81                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.20%        $ 10.78                   115
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.25%        $ 10.77                   469
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.30%        $ 10.76                   886
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 10.75                    51
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.40%        $ 10.75                   327
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.50%        $ 10.73                   681
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 10.73                 1,020
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 10.72                   123
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.65%        $ 10.71                 1,662
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 10.70                   277
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.80%        $ 10.69                     3
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.90%        $ 10.68                    --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $ 11.07                    --
EQ/PIMCO Real Return ...........................     Class B 0.95%        $ 10.94                    --
EQ/PIMCO Real Return ...........................     Class B 1.20%        $ 10.86                 1,641
EQ/PIMCO Real Return ...........................     Class B 1.25%        $ 10.85                 7,128
EQ/PIMCO Real Return ...........................     Class B 1.30%        $  9.45                 3,197
EQ/PIMCO Real Return ...........................     Class B 1.35%        $ 10.82                   444
EQ/PIMCO Real Return ...........................     Class B 1.40%        $ 10.80                 2,804
EQ/PIMCO Real Return ...........................     Class B 1.50%        $ 10.78                 9,876
EQ/PIMCO Real Return ...........................     Class B 1.55%        $ 10.76                 3,625
EQ/PIMCO Real Return ...........................     Class B 1.60%        $ 10.75                 1,098
EQ/PIMCO Real Return ...........................     Class B 1.65%        $ 10.73                14,527
EQ/PIMCO Real Return ...........................     Class B 1.70%        $ 10.72                 1,235
EQ/PIMCO Real Return ...........................     Class B 1.80%        $ 10.69                     1
EQ/PIMCO Real Return ...........................     Class B 1.90%        $ 10.66                     2
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.88                    --
EQ/Short Duration Bond .........................     Class B 0.95%        $ 10.75                    --
EQ/Short Duration Bond .........................     Class B 1.20%        $ 10.68                   339
EQ/Short Duration Bond .........................     Class B 1.25%        $ 10.66                 1,111
EQ/Short Duration Bond .........................     Class B 1.30%        $ 10.26                   488
EQ/Short Duration Bond .........................     Class B 1.35%        $ 10.63                   189
EQ/Short Duration Bond .........................     Class B 1.40%        $ 10.62                   633
EQ/Short Duration Bond .........................     Class B 1.50%        $ 10.59                 1,196
EQ/Short Duration Bond .........................     Class B 1.55%        $ 10.57                   603

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/Short Duration Bond ................     Class B 1.60%        $ 10.56                   588
EQ/Short Duration Bond ................     Class B 1.65%        $ 10.55                 2,217
EQ/Short Duration Bond ................     Class B 1.70%        $ 10.53                   262
EQ/Short Duration Bond ................     Class B 1.80%        $ 10.50                     1
EQ/Short Duration Bond ................     Class B 1.90%        $ 10.48                     3
EQ/Small Company Index ................     Class B 0.50%        $ 18.09                    --
EQ/Small Company Index ................     Class B 0.95%        $ 17.28                    14
EQ/Small Company Index ................     Class B 1.20%        $ 16.85                 2,937
EQ/Small Company Index ................     Class B 1.25%        $ 14.46                 3,740
EQ/Small Company Index ................     Class B 1.30%        $ 14.39                 1,354
EQ/Small Company Index ................     Class B 1.35%        $ 16.60                 1,203
EQ/Small Company Index ................     Class B 1.40%        $ 16.51                 4,494
EQ/Small Company Index ................     Class B 1.50%        $ 14.31                 5,443
EQ/Small Company Index ................     Class B 1.55%        $ 16.27                 2,196
EQ/Small Company Index ................     Class B 1.60%        $ 16.18                 2,100
EQ/Small Company Index ................     Class B 1.65%        $ 14.21                 4,773
EQ/Small Company Index ................     Class B 1.70%        $ 16.02                   713
EQ/Small Company Index ................     Class B 1.80%        $ 15.86                    13
EQ/Small Company Index ................     Class B 1.90%        $ 15.70                     5
EQ/T. Rowe Price Growth Stock .........     Class B 0.50%        $ 20.63                    --
EQ/T. Rowe Price Growth Stock .........     Class B 0.95%        $ 18.89                     6
EQ/T. Rowe Price Growth Stock .........     Class B 1.20%        $ 17.99                 1,687
EQ/T. Rowe Price Growth Stock .........     Class B 1.25%        $ 17.81                 1,733
EQ/T. Rowe Price Growth Stock .........     Class B 1.30%        $  6.75                 1,437
EQ/T. Rowe Price Growth Stock .........     Class B 1.35%        $ 17.46                   415
EQ/T. Rowe Price Growth Stock .........     Class B 1.40%        $ 17.29                 2,373
EQ/T. Rowe Price Growth Stock .........     Class B 1.50%        $ 16.95                 2,969
EQ/T. Rowe Price Growth Stock .........     Class B 1.55%        $ 16.79                 2,146
EQ/T. Rowe Price Growth Stock .........     Class B 1.60%        $ 16.62                 1,641
EQ/T. Rowe Price Growth Stock .........     Class B 1.65%        $ 16.46                 3,120
EQ/T. Rowe Price Growth Stock .........     Class B 1.70%        $ 16.30                   401
EQ/T. Rowe Price Growth Stock .........     Class B 1.80%        $ 15.98                    12
EQ/T. Rowe Price Growth Stock .........     Class B 1.90%        $ 15.67                    11
EQ/Templeton Growth ...................     Class B 0.50%        $ 10.96                    --
EQ/Templeton Growth ...................     Class B 0.95%        $ 10.89                     1
EQ/Templeton Growth ...................     Class B 1.20%        $ 10.86                   775
EQ/Templeton Growth ...................     Class B 1.25%        $ 10.85                 2,332
EQ/Templeton Growth ...................     Class B 1.30%        $ 10.84                 4,461
EQ/Templeton Growth ...................     Class B 1.35%        $ 10.83                   228
EQ/Templeton Growth ...................     Class B 1.40%        $ 10.83                   963
EQ/Templeton Growth ...................     Class B 1.50%        $ 10.81                 2,461
EQ/Templeton Growth ...................     Class B 1.55%        $ 10.80                 2,998
EQ/Templeton Growth ...................     Class B 1.60%        $ 10.80                   572
EQ/Templeton Growth ...................     Class B 1.65%        $ 10.79                10,518
EQ/Templeton Growth ...................     Class B 1.70%        $ 10.78                   853
EQ/Templeton Growth ...................     Class B 1.80%        $ 10.77                     5
EQ/Templeton Growth ...................     Class B 1.90%        $ 10.75                    --
EQ/UBS Growth and Income ..............     Class B 0.50%        $  6.74                    --
EQ/UBS Growth and Income ..............     Class B 0.95%        $  6.47                     6
EQ/UBS Growth and Income ..............     Class B 1.20%        $  6.32                   498
EQ/UBS Growth and Income ..............     Class B 1.25%        $  6.30                 2,181
EQ/UBS Growth and Income ..............     Class B 1.30%        $  2.46                 2,349
EQ/UBS Growth and Income ..............     Class B 1.35%        $  6.24                   129
EQ/UBS Growth and Income ..............     Class B 1.40%        $  6.21                   629
EQ/UBS Growth and Income ..............     Class B 1.50%        $  6.15                 4,065
EQ/UBS Growth and Income ..............     Class B 1.55%        $  6.12                 1,796

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/UBS Growth and Income ......................     Class B 1.60%        $  6.10                   300
EQ/UBS Growth and Income ......................     Class B 1.65%        $  6.07                 3,079
EQ/UBS Growth and Income ......................     Class B 1.70%        $  6.04                    89
EQ/UBS Growth and Income ......................     Class B 1.80%        $  5.98                     1
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.93                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 11.73                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 11.59                     1
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 11.51                   559
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 11.50                 4,546
EQ/Van Kampen Comstock ........................     Class B 1.30%        $ 11.48                 2,074
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 11.47                   298
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 11.45                   891
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 11.42                 3,774
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 11.41                 1,990
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 11.39                   424
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 11.38                 9,921
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 11.36                   539
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 11.33                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 11.30                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 28.86                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 27.54                    32
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 26.83                 3,820
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 34.95                 6,239
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.30%        $ 34.76                 2,799
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 26.41                 2,238
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 26.27                 8,000
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 34.57                10,658
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 25.86                 5,992
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 25.72                 3,354
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 34.34                 8,306
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 25.45                 1,726
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 25.19                    19
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 24.92                     2
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 16.48                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 16.28                     4
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 16.17                   936
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 16.15                 2,890
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.30%        $ 16.12                 1,545
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 16.10                   336
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 16.08                 1,604
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 16.04                 3,601
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 16.02                 2,291
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 16.00                   507
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.65%        $ 15.97                 5,059
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 15.95                   782
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.80%        $ 15.91                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.90%        $ 15.87                    --
EQ/Van Kampen Real Estate .....................     Class B 1.20%        $  8.29                 1,897
EQ/Van Kampen Real Estate .....................     Class B 1.25%        $  8.29                10,172
EQ/Van Kampen Real Estate .....................     Class B 1.30%        $  8.29                 3,973
EQ/Van Kampen Real Estate .....................     Class B 1.40%        $  8.28                 3,859
EQ/Van Kampen Real Estate .....................     Class B 1.50%        $  8.28                15,751
EQ/Van Kampen Real Estate .....................     Class B 1.55%        $  8.28                 4,762
EQ/Van Kampen Real Estate .....................     Class B 1.60%        $  8.28                   720
EQ/Van Kampen Real Estate .....................     Class B 1.65%        $  8.27                11,901
EQ/Van Kampen Real Estate .....................     Class B 1.70%        $  8.27                 1,440

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
MarketPLUS International Core .........     Class B 0.50%        $ 17.78                    --
MarketPLUS International Core .........     Class B 0.95%        $ 17.10                    38
MarketPLUS International Core .........     Class B 1.20%        $ 16.73                 5,905
MarketPLUS International Core .........     Class B 1.25%        $ 19.45                 7,341
MarketPLUS International Core .........     Class B 1.30%        $ 19.36                 1,892
MarketPLUS International Core .........     Class B 1.35%        $ 16.51                 2,344
MarketPLUS International Core .........     Class B 1.40%        $ 16.43                 7,442
MarketPLUS International Core .........     Class B 1.50%        $ 19.24                 7,196
MarketPLUS International Core .........     Class B 1.55%        $ 16.22                 3,598
MarketPLUS International Core .........     Class B 1.60%        $ 16.15                 7,394
MarketPLUS International Core .........     Class B 1.65%        $ 19.11                12,092
MarketPLUS International Core .........     Class B 1.70%        $ 16.01                 2,289
MarketPLUS International Core .........     Class B 1.80%        $ 15.87                    29
MarketPLUS International Core .........     Class B 1.90%        $ 15.73                     6
MarketPLUS Large Cap Core .............     Class B 0.50%        $ 11.71                    --
MarketPLUS Large Cap Core .............     Class B 0.95%        $ 11.24                     4
MarketPLUS Large Cap Core .............     Class B 1.20%        $ 10.99                 2,815
MarketPLUS Large Cap Core .............     Class B 1.25%        $ 14.10                   965
MarketPLUS Large Cap Core .............     Class B 1.30%        $ 14.03                   162
MarketPLUS Large Cap Core .............     Class B 1.35%        $ 10.84                 2,567
MarketPLUS Large Cap Core .............     Class B 1.40%        $ 10.79                 3,371
MarketPLUS Large Cap Core .............     Class B 1.50%        $ 13.94                 1,258
MarketPLUS Large Cap Core .............     Class B 1.55%        $ 10.64                 3,557
MarketPLUS Large Cap Core .............     Class B 1.60%        $ 10.60                 5,022
MarketPLUS Large Cap Core .............     Class B 1.65%        $ 13.85                 1,364
MarketPLUS Large Cap Core .............     Class B 1.70%        $ 10.50                   458
MarketPLUS Large Cap Core .............     Class B 1.80%        $ 10.40                    39
MarketPLUS Large Cap Core .............     Class B 1.90%        $ 10.31                     3
MarketPLUS Large Cap Growth ...........     Class B 0.50%        $ 18.86                    --
MarketPLUS Large Cap Growth ...........     Class B 0.95%        $ 17.97                    21
MarketPLUS Large Cap Growth ...........     Class B 1.20%        $ 17.49                 1,461
MarketPLUS Large Cap Growth ...........     Class B 1.25%        $ 14.91                 1,842
MarketPLUS Large Cap Growth ...........     Class B 1.30%        $ 14.83                   747
MarketPLUS Large Cap Growth ...........     Class B 1.35%        $ 17.21                 4,084
MarketPLUS Large Cap Growth ...........     Class B 1.40%        $ 17.12                 2,206
MarketPLUS Large Cap Growth ...........     Class B 1.50%        $ 14.75                 3,292
MarketPLUS Large Cap Growth ...........     Class B 1.55%        $ 16.84                 2,698
MarketPLUS Large Cap Growth ...........     Class B 1.60%        $ 16.75                 2,691
MarketPLUS Large Cap Growth ...........     Class B 1.65%        $ 14.66                 2,960
MarketPLUS Large Cap Growth ...........     Class B 1.70%        $ 16.57                   492
MarketPLUS Large Cap Growth ...........     Class B 1.80%        $ 16.39                     8
MarketPLUS Large Cap Growth ...........     Class B 1.90%        $ 16.21                     1
MarketPLUS Mid Cap Value ..............     Class B 0.50%        $ 18.67                    --
MarketPLUS Mid Cap Value ..............     Class B 0.95%        $ 17.79                    14
MarketPLUS Mid Cap Value ..............     Class B 1.20%        $ 17.32                 6,623
MarketPLUS Mid Cap Value ..............     Class B 1.25%        $ 15.27                 6,788
MarketPLUS Mid Cap Value ..............     Class B 1.30%        $ 15.19                 1,507
MarketPLUS Mid Cap Value ..............     Class B 1.35%        $ 17.04                 1,031
MarketPLUS Mid Cap Value ..............     Class B 1.40%        $ 16.95                 9,165
MarketPLUS Mid Cap Value ..............     Class B 1.50%        $ 15.10                 9,736
MarketPLUS Mid Cap Value ..............     Class B 1.55%        $ 16.67                 3,624
MarketPLUS Mid Cap Value ..............     Class B 1.60%        $ 16.58                 4,320
MarketPLUS Mid Cap Value ..............     Class B 1.65%        $ 15.00                 6,668
MarketPLUS Mid Cap Value ..............     Class B 1.70%        $ 16.40                 1,069
MarketPLUS Mid Cap Value ..............     Class B 1.80%        $ 16.23                    36
MarketPLUS Mid Cap Value ..............     Class B 1.90%        $ 16.05                    14

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
Multimanager Aggressive Equity .........     Class B 0.50%        $ 79.11                    --
Multimanager Aggressive Equity .........     Class B 0.95%        $ 71.62                     1
Multimanager Aggressive Equity .........     Class B 1.20%        $ 67.76                   185
Multimanager Aggressive Equity .........     Class B 1.25%        $ 14.42                   861
Multimanager Aggressive Equity .........     Class B 1.30%        $ 14.25                   238
Multimanager Aggressive Equity .........     Class B 1.35%        $ 65.53                   364
Multimanager Aggressive Equity .........     Class B 1.40%        $ 64.81                   259
Multimanager Aggressive Equity .........     Class B 1.50%        $ 14.26                 1,381
Multimanager Aggressive Equity .........     Class B 1.55%        $ 62.68                   180
Multimanager Aggressive Equity .........     Class B 1.60%        $ 61.99                   233
Multimanager Aggressive Equity .........     Class B 1.65%        $ 14.17                 1,191
Multimanager Aggressive Equity .........     Class B 1.70%        $ 60.62                    56
Multimanager Aggressive Equity .........     Class B 1.80%        $ 59.28                     1
Multimanager Aggressive Equity .........     Class B 1.90%        $ 57.97                    --
Multimanager Core Bond .................     Class B 0.50%        $ 12.69                    --
Multimanager Core Bond .................     Class B 0.95%        $ 12.35                    --
Multimanager Core Bond .................     Class B 1.20%        $ 12.17                 9,376
Multimanager Core Bond .................     Class B 1.25%        $ 11.28                 5,597
Multimanager Core Bond .................     Class B 1.30%        $ 11.28                 1,109
Multimanager Core Bond .................     Class B 1.35%        $ 12.06                   622
Multimanager Core Bond .................     Class B 1.40%        $ 12.02                15,088
Multimanager Core Bond .................     Class B 1.50%        $ 11.16                 8,539
Multimanager Core Bond .................     Class B 1.55%        $ 11.91                 2,253
Multimanager Core Bond .................     Class B 1.60%        $ 11.87                 5,230
Multimanager Core Bond .................     Class B 1.65%        $ 11.08                 6,566
Multimanager Core Bond .................     Class B 1.70%        $ 11.80                 1,494
Multimanager Core Bond .................     Class B 1.80%        $ 11.73                    63
Multimanager Core Bond .................     Class B 1.90%        $ 11.66                    10
Multimanager Health Care ...............     Class B 0.50%        $ 13.68                    --
Multimanager Health Care ...............     Class B 0.95%        $ 13.31                     2
Multimanager Health Care ...............     Class B 1.20%        $ 13.11                 2,899
Multimanager Health Care ...............     Class B 1.25%        $ 13.85                 3,186
Multimanager Health Care ...............     Class B 1.30%        $ 13.81                   845
Multimanager Health Care ...............     Class B 1.35%        $ 12.99                   273
Multimanager Health Care ...............     Class B 1.40%        $ 12.95                 4,337
Multimanager Health Care ...............     Class B 1.50%        $ 13.70                 5,087
Multimanager Health Care ...............     Class B 1.55%        $ 12.83                 1,640
Multimanager Health Care ...............     Class B 1.60%        $ 12.79                 1,241
Multimanager Health Care ...............     Class B 1.65%        $ 13.61                 4,083
Multimanager Health Care ...............     Class B 1.70%        $ 12.72                   390
Multimanager Health Care ...............     Class B 1.80%        $ 12.64                     9
Multimanager Health Care ...............     Class B 1.90%        $ 12.56                     1
Multimanager High Yield ................     Class B 0.50%        $ 39.58                    --
Multimanager High Yield ................     Class B 0.95%        $ 35.98                     5
Multimanager High Yield ................     Class B 1.20%        $ 34.12                 3,358
Multimanager High Yield ................     Class B 1.25%        $ 12.80                 7,564
Multimanager High Yield ................     Class B 1.30%        $ 12.66                 1,768
Multimanager High Yield ................     Class B 1.35%        $ 33.05                 1,569
Multimanager High Yield ................     Class B 1.40%        $ 32.70                 5,056
Multimanager High Yield ................     Class B 1.50%        $ 12.66                12,794
Multimanager High Yield ................     Class B 1.55%        $ 31.67                 2,103
Multimanager High Yield ................     Class B 1.60%        $ 31.34                 2,743
Multimanager High Yield ................     Class B 1.65%        $ 12.58                 7,716
Multimanager High Yield ................     Class B 1.70%        $ 30.68                   526
Multimanager High Yield ................     Class B 1.80%        $ 30.03                    19
Multimanager High Yield ................     Class B 1.90%        $ 29.39                     4

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
Multimanager International Equity ..........     Class B 0.50%        $ 19.78                   --
Multimanager International Equity ..........     Class B 0.95%        $ 19.25                    3
Multimanager International Equity ..........     Class B 1.20%        $ 18.96                3,283
Multimanager International Equity ..........     Class B 1.25%        $ 20.51                4,242
Multimanager International Equity ..........     Class B 1.30%        $ 20.44                1,524
Multimanager International Equity ..........     Class B 1.35%        $ 18.79                  652
Multimanager International Equity ..........     Class B 1.40%        $ 18.73                5,534
Multimanager International Equity ..........     Class B 1.50%        $ 20.28                6,567
Multimanager International Equity ..........     Class B 1.55%        $ 18.56                2,753
Multimanager International Equity ..........     Class B 1.60%        $ 18.51                1,972
Multimanager International Equity ..........     Class B 1.65%        $ 20.15                7,136
Multimanager International Equity ..........     Class B 1.70%        $ 18.39                1,047
Multimanager International Equity ..........     Class B 1.80%        $ 18.28                   10
Multimanager International Equity ..........     Class B 1.90%        $ 18.17                    2
Multimanager Large Cap Core Equity .........     Class B 0.50%        $ 13.45                   --
Multimanager Large Cap Core Equity .........     Class B 0.95%        $ 13.09                   --
Multimanager Large Cap Core Equity .........     Class B 1.20%        $ 12.89                2,196
Multimanager Large Cap Core Equity .........     Class B 1.25%        $ 14.06                1,045
Multimanager Large Cap Core Equity .........     Class B 1.30%        $ 14.02                  349
Multimanager Large Cap Core Equity .........     Class B 1.35%        $ 12.77                  233
Multimanager Large Cap Core Equity .........     Class B 1.40%        $ 12.73                3,600
Multimanager Large Cap Core Equity .........     Class B 1.50%        $ 13.91                1,897
Multimanager Large Cap Core Equity .........     Class B 1.55%        $ 12.62                  750
Multimanager Large Cap Core Equity .........     Class B 1.60%        $ 12.58                1,291
Multimanager Large Cap Core Equity .........     Class B 1.65%        $ 13.82                1,624
Multimanager Large Cap Core Equity .........     Class B 1.70%        $ 12.50                  473
Multimanager Large Cap Core Equity .........     Class B 1.80%        $ 12.43                   13
Multimanager Large Cap Core Equity .........     Class B 1.90%        $ 12.35                   --
Multimanager Large Cap Growth ..............     Class B 0.50%        $ 11.13                   --
Multimanager Large Cap Growth ..............     Class B 0.95%        $ 10.84                   --
Multimanager Large Cap Growth ..............     Class B 1.20%        $ 10.67                3,987
Multimanager Large Cap Growth ..............     Class B 1.25%        $ 12.71                2,651
Multimanager Large Cap Growth ..............     Class B 1.30%        $ 12.67                  674
Multimanager Large Cap Growth ..............     Class B 1.35%        $ 10.58                  486
Multimanager Large Cap Growth ..............     Class B 1.40%        $ 10.54                7,322
Multimanager Large Cap Growth ..............     Class B 1.50%        $ 12.57                3,887
Multimanager Large Cap Growth ..............     Class B 1.55%        $ 10.45                1,621
Multimanager Large Cap Growth ..............     Class B 1.60%        $ 10.42                3,015
Multimanager Large Cap Growth ..............     Class B 1.65%        $ 12.49                3,875
Multimanager Large Cap Growth ..............     Class B 1.70%        $ 10.35                  881
Multimanager Large Cap Growth ..............     Class B 1.80%        $ 10.29                   49
Multimanager Large Cap Growth ..............     Class B 1.90%        $ 10.23                    6
Multimanager Large Cap Value ...............     Class B 0.50%        $ 15.45                   --
Multimanager Large Cap Value ...............     Class B 0.95%        $ 15.04                   22
Multimanager Large Cap Value ...............     Class B 1.20%        $ 14.81                4,869
Multimanager Large Cap Value ...............     Class B 1.25%        $ 15.97                4,381
Multimanager Large Cap Value ...............     Class B 1.30%        $ 15.92                1,212
Multimanager Large Cap Value ...............     Class B 1.35%        $ 14.68                  700
Multimanager Large Cap Value ...............     Class B 1.40%        $ 14.63                7,330
Multimanager Large Cap Value ...............     Class B 1.50%        $ 15.80                6,644
Multimanager Large Cap Value ...............     Class B 1.55%        $ 14.50                2,431
Multimanager Large Cap Value ...............     Class B 1.60%        $ 14.46                3,218
Multimanager Large Cap Value ...............     Class B 1.65%        $ 15.69                6,335
Multimanager Large Cap Value ...............     Class B 1.70%        $ 14.37                1,210
Multimanager Large Cap Value ...............     Class B 1.80%        $ 14.28                   45
Multimanager Large Cap Value ...............     Class B 1.90%        $ 14.19                    5

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
Multimanager Mid Cap Growth ...........     Class B 0.50%        $ 12.70                   --
Multimanager Mid Cap Growth ...........     Class B 0.95%        $ 12.36                    2
Multimanager Mid Cap Growth ...........     Class B 1.20%        $ 12.18                5,331
Multimanager Mid Cap Growth ...........     Class B 1.25%        $ 14.89                2,916
Multimanager Mid Cap Growth ...........     Class B 1.30%        $ 14.84                  725
Multimanager Mid Cap Growth ...........     Class B 1.35%        $ 12.07                  492
Multimanager Mid Cap Growth ...........     Class B 1.40%        $ 12.03                8,344
Multimanager Mid Cap Growth ...........     Class B 1.50%        $ 14.73                4,518
Multimanager Mid Cap Growth ...........     Class B 1.55%        $ 11.92                1,398
Multimanager Mid Cap Growth ...........     Class B 1.60%        $ 11.88                3,156
Multimanager Mid Cap Growth ...........     Class B 1.65%        $ 14.63                3,883
Multimanager Mid Cap Growth ...........     Class B 1.70%        $ 11.81                  934
Multimanager Mid Cap Growth ...........     Class B 1.80%        $ 11.74                   17
Multimanager Mid Cap Growth ...........     Class B 1.90%        $ 11.67                    5
Multimanager Mid Cap Value ............     Class B 0.50%        $ 14.47                   --
Multimanager Mid Cap Value ............     Class B 0.95%        $ 14.08                    3
Multimanager Mid Cap Value ............     Class B 1.20%        $ 13.87                4,059
Multimanager Mid Cap Value ............     Class B 1.25%        $ 14.86                2,709
Multimanager Mid Cap Value ............     Class B 1.30%        $ 14.81                  778
Multimanager Mid Cap Value ............     Class B 1.35%        $ 13.75                  587
Multimanager Mid Cap Value ............     Class B 1.40%        $ 13.70                6,493
Multimanager Mid Cap Value ............     Class B 1.50%        $ 14.70                4,244
Multimanager Mid Cap Value ............     Class B 1.55%        $ 13.58                1,394
Multimanager Mid Cap Value ............     Class B 1.60%        $ 13.54                2,710
Multimanager Mid Cap Value ............     Class B 1.65%        $ 14.60                4,025
Multimanager Mid Cap Value ............     Class B 1.70%        $ 13.46                  805
Multimanager Mid Cap Value ............     Class B 1.80%        $ 13.37                   16
Multimanager Mid Cap Value ............     Class B 1.90%        $ 13.29                    3
Multimanager Small Cap Growth .........     Class B 0.50%        $  9.72                   --
Multimanager Small Cap Growth .........     Class B 0.95%        $  9.33                    1
Multimanager Small Cap Growth .........     Class B 1.20%        $  9.12                  884
Multimanager Small Cap Growth .........     Class B 1.25%        $  9.08                4,708
Multimanager Small Cap Growth .........     Class B 1.30%        $  5.21                3,439
Multimanager Small Cap Growth .........     Class B 1.35%        $  8.99                  347
Multimanager Small Cap Growth .........     Class B 1.40%        $  8.95                1,926
Multimanager Small Cap Growth .........     Class B 1.50%        $  8.87                6,997
Multimanager Small Cap Growth .........     Class B 1.55%        $  8.83                2,924
Multimanager Small Cap Growth .........     Class B 1.60%        $  8.79                  436
Multimanager Small Cap Growth .........     Class B 1.65%        $  8.75                6,231
Multimanager Small Cap Growth .........     Class B 1.70%        $  8.71                  788
Multimanager Small Cap Growth .........     Class B 1.80%        $  8.63                   --
Multimanager Small Cap Growth .........     Class B 1.90%        $  8.55                   --
Multimanager Small Cap Value ..........     Class B 0.50%        $ 19.06                   --
Multimanager Small Cap Value ..........     Class B 0.95%        $ 18.21                   11
Multimanager Small Cap Value ..........     Class B 1.20%        $ 17.76                5,608
Multimanager Small Cap Value ..........     Class B 1.25%        $ 13.36                7,198
Multimanager Small Cap Value ..........     Class B 1.30%        $ 13.29                  704
Multimanager Small Cap Value ..........     Class B 1.35%        $ 17.49                2,770
Multimanager Small Cap Value ..........     Class B 1.40%        $ 17.40                7,409
Multimanager Small Cap Value ..........     Class B 1.50%        $ 13.21                9,631
Multimanager Small Cap Value ..........     Class B 1.55%        $ 17.14                2,209
Multimanager Small Cap Value ..........     Class B 1.60%        $ 17.05                3,968
Multimanager Small Cap Value ..........     Class B 1.65%        $ 13.12                7,224
Multimanager Small Cap Value ..........     Class B 1.70%        $ 16.88                  748
Multimanager Small Cap Value ..........     Class B 1.80%        $ 16.71                   60
Multimanager Small Cap Value ..........     Class B 1.90%        $ 16.54                    6

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                     Contract charges     Unit Value     Units Outstanding (000s)
                                    ------------------   ------------   -------------------------
Multimanager Technology .........     Class B 0.50%        $ 13.01                   --
Multimanager Technology .........     Class B 0.95%        $ 12.66                   27
Multimanager Technology .........     Class B 1.20%        $ 12.47                2,575
Multimanager Technology .........     Class B 1.25%        $ 14.54                2,424
Multimanager Technology .........     Class B 1.30%        $ 14.50                  986
Multimanager Technology .........     Class B 1.35%        $ 12.36                  647
Multimanager Technology .........     Class B 1.40%        $ 12.32                5,764
Multimanager Technology .........     Class B 1.50%        $ 14.38                5,318
Multimanager Technology .........     Class B 1.55%        $ 12.21                3,629
Multimanager Technology .........     Class B 1.60%        $ 12.17                2,564
Multimanager Technology .........     Class B 1.65%        $ 14.29                3,743
Multimanager Technology .........     Class B 1.70%        $ 12.10                  597
Multimanager Technology .........     Class B 1.80%        $ 12.02                   16
Multimanager Technology .........     Class B 1.90%        $ 11.95                    1

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-
                                                      Allocation        Allocation       Plus Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $   64,503,066     $ 18,067,154      $   32,786,212
 Expenses: .......................................
  Asset-based charges ............................      32,111,275        6,181,863          13,264,694
                                                    --------------     ------------      --------------
Net Investment Income (Loss) .....................      32,391,791       11,885,291          19,521,518
                                                    --------------     ------------      --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      41,986,288        7,411,757          12,734,268
  Realized gain distribution from The Trusts .....      89,982,484        7,818,336          20,114,100
                                                    --------------     ------------      --------------
 Net realized gain (loss) ........................     131,968,772       15,230,093          32,848,368
                                                    --------------     ------------      --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (97,771,692)      (8,667,059)        (18,980,507)
                                                    --------------     ------------      --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      34,197,080        6,563,034          13,867,861
                                                    --------------     ------------      --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   66,588,871     $ 18,448,325      $   33,389,379
                                                    ==============     ============      ==============



                                                     AXA Moderate     AXA Moderate-    EQ/AllianceBernstein
                                                      Allocation     Plus Allocation       Common Stock
                                                   ---------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $ 171,449,789    $   260,434,113       $ 12,655,660
 Expenses: .......................................
  Asset-based charges ............................     72,976,558        121,748,419         18,920,583
                                                    -------------    ---------------       ------------
Net Investment Income (Loss) .....................     98,473,231        138,685,694         (6,264,923)
                                                    -------------    ---------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     73,865,178         82,370,503         40,907,683
  Realized gain distribution from The Trusts .....     97,235,124        261,760,810                 --
                                                    -------------    ---------------       ------------
 Net realized gain (loss) ........................    171,100,302        344,131,313         40,907,683
                                                    -------------    ---------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (56,033,792)      (158,174,434)        (6,366,134)
                                                    -------------    ---------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    115,066,510        185,956,879         34,541,549
                                                    -------------    ---------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 213,539,741    $   324,642,573       $ 28,276,626
                                                    =============    ===============       ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/AllianceBernstein
                                                        Intermediate                             EQ/AllianceBernstein
                                                         Government       EQ/AllianceBernstein         Large Cap
                                                         Securities           International             Growth
                                                   --------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $ 12,658,221          $   15,847,576                    --
 Expenses: .......................................
  Asset-based charges ............................        4,229,090              16,320,387             5,772,220
                                                       ------------          --------------             ---------
Net Investment Income (Loss) .....................        8,429,131                (472,811)           (5,772,220)
                                                       ------------          --------------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (2,368,295)             52,120,819             3,398,259
  Realized gain distribution from The Trusts .....               --             110,381,305                    --
                                                       ------------          --------------            ----------
 Net realized gain (loss) ........................       (2,368,295)            162,502,124             3,398,259
                                                       ------------          --------------            ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        9,261,262             (65,164,226)           47,055,787
                                                       ------------          --------------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        6,892,967              97,337,898            50,454,046
                                                       ------------          --------------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 15,322,098          $   96,865,087          $ 44,681,826
                                                       ============          ==============          ============



                                                                            EQ/AllianceBernstein
                                                     EQ/AllianceBernstein        Small Cap         EQ/AllianceBernstein
                                                         Quality Bond              Growth                 Value
                                                    ---------------------- ---------------------  ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................       $ 18,974,059                     --         $   34,076,751
 Expenses: .......................................
  Asset-based charges ............................          5,565,789              7,333,508             30,886,061
                                                         ------------              ---------         --------------
Net Investment Income (Loss) .....................         13,408,270             (7,333,508)             3,190,690
                                                         ------------             ----------         --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (1,983,580)            32,748,923            129,080,932
  Realized gain distribution from The Trusts .....                 --             76,421,102            166,095,497
                                                         ------------             ----------         --------------
 Net realized gain (loss) ........................         (1,983,580)           109,170,025            295,176,429
                                                         ------------            -----------         --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................            122,499            (34,042,658)          (444,902,189)
                                                         ------------            -----------         --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,861,081)            75,127,367           (149,725,760)
                                                         ------------            -----------         --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ 11,547,189         $   67,793,859         $ (146,535,070)
                                                         ============         ==============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                      EQ/AXA Rosenberg     EQ/BlackRock
                                                        EQ/Ariel      Value Long/Short     Basic Value
                                                    Appreciation II        Equity             Equity
                                                   ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $    228,054        $2,667,427      $     9,423,034
 Expenses: .......................................
  Asset-based charges ............................        682,390         2,110,349           12,643,029
                                                     ------------        ----------      ---------------
Net Investment Income (Loss) .....................       (454,336)          557,078           (3,219,995)
                                                     ------------        ----------      ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,333,683          (636,517)          44,224,633
  Realized gain distribution from The Trusts .....        432,451                --           65,270,623
                                                     ------------        ----------      ---------------
 Net realized gain (loss) ........................      1,766,134          (636,517)         109,495,256
                                                     ------------        ----------      ---------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,076,114)        2,056,359         (108,651,865)
                                                     ------------        ----------      ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,309,980)        1,419,842              843,391
                                                     ------------        ----------      ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (2,764,316)       $1,976,920      $    (2,376,604)
                                                     ============        ==========      ===============



                                                                                                EQ/Calvert
                                                        EQ/BlackRock      EQ/Boston Advisors     Socially
                                                    International Value      Equity Income      Responsible
                                                   --------------------- -------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $    21,215,612       $    3,759,042      $  133,970
 Expenses: .......................................
  Asset-based charges ............................         16,803,010            3,045,311         868,410
                                                      ---------------       --------------      ----------
Net Investment Income (Loss) .....................          4,412,602              713,731        (734,440)
                                                      ---------------       --------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         81,483,245            7,525,465       3,078,362
  Realized gain distribution from The Trusts .....        114,122,964           13,707,718       2,789,472
                                                      ---------------       --------------      ----------
 Net realized gain (loss) ........................        195,606,209           21,233,183       5,867,834
                                                      ---------------       --------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (106,862,733)         (17,465,104)        563,148
                                                      ---------------       --------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         88,743,476            3,768,079       6,430,982
                                                      ---------------       --------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $    93,156,078       $    4,481,810      $5,696,542
                                                      ===============       ==============      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Capital       EQ/Capital
                                                       Guardian         Guardian      EQ/Caywood-Scholl
                                                        Growth          Research       High Yield Bond
                                                   --------------- ----------------- -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................            --    $   15,029,937      $   9,530,404
 Expenses: .......................................
  Asset-based charges ............................     6,227,880        17,108,684          1,966,540
                                                       ---------    --------------      -------------
Net Investment Income (Loss) .....................    (6,227,880)       (2,078,747)         7,563,864
                                                      ----------    --------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     9,479,341        77,037,792            280,475
  Realized gain distribution from The Trusts .....            --        16,198,342                 --
                                                      ----------    --------------      -------------
 Net realized gain (loss) ........................     9,479,341        93,236,134            280,475
                                                      ----------    --------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    10,004,790      (150,182,401)        (6,865,010)
                                                      ----------    --------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    19,484,131       (56,946,267)        (6,584,535)
                                                      ----------    --------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 13,256,251    $  (59,025,014)     $     979,329
                                                    ============    ==============      =============



                                                        EQ/Davis                      EQ/Evergreen
                                                        New York        EQ/Equity     International
                                                        Venture         500 Index         Bond
                                                    --------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   1,140,384   $   21,554,267    $4,282,007
 Expenses: .......................................
  Asset-based charges ............................       2,741,783       23,985,056     1,805,514
                                                     -------------   --------------    ----------
Net Investment Income (Loss) .....................      (1,601,399)      (2,430,789)    2,476,493
                                                     -------------   --------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,311,118       70,863,748     1,543,876
  Realized gain distribution from The Trusts .....         797,643       44,550,154        76,004
                                                     -------------   --------------    ----------
 Net realized gain (loss) ........................       3,108,761      115,413,902     1,619,880
                                                     -------------   --------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,538,345)     (55,926,961)    5,870,675
                                                     -------------   --------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       1,570,416       59,486,941     7,490,555
                                                     -------------   --------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $     (30,983)  $   57,056,152    $9,967,048
                                                     =============   ==============    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/Evergreen                      EQ/Franklin
                                                        Omega       EQ/FI Mid Cap       Income
                                                   -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................            --               --   $  17,976,514
 Expenses: .......................................
  Asset-based charges ............................     2,229,322       15,351,363       6,483,198
                                                       ---------       ----------   -------------
Net Investment Income (Loss) .....................    (2,229,322)     (15,351,363)     11,493,316
                                                      ----------      -----------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     5,518,642       37,217,775       4,084,704
  Realized gain distribution from The Trusts .....     9,013,171      140,137,340       1,429,092
                                                      ----------      -----------   -------------
 Net realized gain (loss) ........................    14,531,813      177,355,115       5,513,796
                                                      ----------      -----------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (317,278)     (99,558,417)    (27,348,192)
                                                      ----------      -----------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    14,214,535       77,796,698     (21,834,396)
                                                      ----------      -----------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 11,985,213   $   62,445,335   $ (10,341,080)
                                                    ============   ==============   =============



                                                     EQ/Franklin         EQ/Franklin           EQ/GAMCO
                                                      Small Cap           Templeton          Mergers and
                                                        Value       Founding Strategy (a)    Acquisitions
                                                   --------------- ----------------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    248,069        $  10,744,892       $     916,359
 Expenses: .......................................
  Asset-based charges ............................       741,845            3,604,052           1,750,980
                                                    ------------        -------------       -------------
Net Investment Income (Loss) .....................      (493,776)           7,140,840            (834,621)
                                                    ------------        -------------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       691,811           (1,033,614)          1,849,938
  Realized gain distribution from The Trusts .....       199,877               39,157           5,606,910
                                                    ------------        -------------       -------------
 Net realized gain (loss) ........................       891,688             (994,457)          7,456,848
                                                    ------------        -------------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (8,707,855)         (26,905,825)         (5,768,786)
                                                    ------------        -------------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (7,816,167)         (27,900,282)          1,688,062
                                                    ------------        -------------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (8,309,943)       $ (20,759,442)      $     853,441
                                                    ============        =============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       EQ/GAMCO
                                                    Small Company                          EQ/International
                                                        Value       EQ/International ETF        Growth
                                                   --------------- ---------------------- ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  2,007,123          $ 60,919           $  1,100,137
 Expenses: .......................................
  Asset-based charges ............................     5,724,110                --              2,287,484
                                                    ------------          --------           ------------
Net Investment Income (Loss) .....................    (3,716,987)           60,919             (1,187,347)
                                                    ------------          --------           ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,044,030                --             10,050,515
  Realized gain distribution from The Trusts .....    16,600,122            20,344              7,983,313
                                                    ------------          --------           ------------
 Net realized gain (loss) ........................    28,644,152            20,344             18,033,828
                                                    ------------          --------           ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (6,392,804)          279,135                326,276
                                                    ------------          --------           ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    22,251,348           299,479             18,360,104
                                                    ------------          --------           ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 18,534,361          $360,398           $ 17,172,757
                                                    ============          ========           ============



                                                       EQ/JPMorgan        EQ/JPMorgan        EQ/Legg Mason
                                                        Core Bond     Value Opportunities    Value Equity
                                                    ---------------- --------------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   55,835,063     $    6,388,672                 --
 Expenses: .......................................
  Asset-based charges ............................       18,842,978          6,983,154          2,845,557
                                                     --------------     --------------          ---------
Net Investment Income (Loss) .....................       36,992,085           (594,482)        (2,845,557)
                                                     --------------     --------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (1,384,245)        27,290,473          2,951,128
  Realized gain distribution from The Trusts .....               --         66,714,169          4,009,049
                                                     --------------     --------------         ----------
 Net realized gain (loss) ........................       (1,384,245)        94,004,642          6,960,177
                                                     --------------     --------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (15,337,364)      (103,900,210)       (18,747,929)
                                                     --------------     --------------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (16,721,609)        (9,895,568)       (11,787,752)
                                                     --------------     --------------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   20,270,476     $  (10,490,050)     $ (14,633,309)
                                                     ==============     ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Long       EQ/Lord Abbett    EQ/Lord Abbett
                                                     Term Bond    Growth and Income   Large Cap Core
                                                   ------------- ------------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $4,326,512      $   1,695,555       $  523,779
 Expenses: .......................................
  Asset-based charges ............................   1,393,501          2,196,869          927,179
                                                    ----------      -------------       ----------
Net Investment Income (Loss) .....................   2,933,011           (501,314)        (403,400)
                                                    ----------      -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (530,683)         6,375,909        2,770,779
  Realized gain distribution from The Trusts .....          --          5,776,016        2,725,448
                                                    ----------      -------------       ----------
 Net realized gain (loss) ........................    (530,683)        12,151,925        5,496,227
                                                    ----------      -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   3,827,867         (8,920,319)         212,541
                                                    ----------      -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   3,297,184          3,231,606        5,708,768
                                                    ----------      -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $6,230,195      $   2,730,292       $5,305,368
                                                    ==========      =============       ==========



                                                     EQ/Lord Abbett     EQ/Marsico       EQ/Money
                                                      Mid Cap Value        Focus          Market
                                                    ---------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   1,551,253    $   3,163,661    $34,108,163
 Expenses: .......................................
  Asset-based charges ............................       4,223,455       25,939,848     10,861,612
                                                     -------------    -------------    -----------
Net Investment Income (Loss) .....................      (2,672,202)     (22,776,187)    23,246,551
                                                     -------------    -------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      11,474,763       86,468,726       (211,185)
  Realized gain distribution from The Trusts .....      20,082,684      150,330,788             --
                                                     -------------    -------------    -----------
 Net realized gain (loss) ........................      31,557,447      236,799,514       (211,185)
                                                     -------------    -------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (37,151,529)      (7,038,803)       222,973
                                                     -------------    -------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (5,594,082)     229,760,711         11,788
                                                     -------------    -------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $  (8,266,284)   $ 206,984,524    $23,258,339
                                                     =============    =============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Montag &       EQ/Mutual     EQ/Oppenheimer
                                                    Caldwell Growth       Shares          Global
                                                   ----------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  167,853                --    $     278,692
 Expenses: .......................................
  Asset-based charges ............................       677,853         4,133,571          949,050
                                                      ----------         ---------    -------------
Net Investment Income (Loss) .....................      (510,000)       (4,133,571)        (670,358)
                                                      ----------        ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,724,061         3,831,522        1,011,257
  Realized gain distribution from The Trusts .....            --            34,202        1,108,907
                                                      ----------        ----------    -------------
 Net realized gain (loss) ........................     1,724,061         3,865,724        2,120,164
                                                      ----------        ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     5,944,169        (9,039,783)      (1,198,545)
                                                      ----------        ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     7,668,230        (5,174,059)         921,619
                                                      ----------        ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $7,158,230      $ (9,307,630)   $     251,261
                                                      ==========      ============    =============



                                                     EQ/Oppenheimer  EQ/Oppenheimer
                                                      Main Street      Main Street      EQ/PIMCO
                                                      Opportunity       Small Cap      Real Return
                                                    --------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $     217,787              --    $11,413,496
 Expenses: .......................................
  Asset-based charges ............................         381,665         601,043      5,565,649
                                                     -------------         -------    -----------
Net Investment Income (Loss) .....................        (163,878)       (601,043)     5,847,847
                                                     -------------        --------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         659,503          32,735       (252,810)
  Realized gain distribution from The Trusts .....       2,129,106       1,079,274      4,082,134
                                                     -------------       ---------    -----------
 Net realized gain (loss) ........................       2,788,609       1,112,009      3,829,324
                                                     -------------       ---------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (2,875,869)     (5,108,656)    28,562,465
                                                     -------------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (87,260)     (3,996,647)    32,391,789
                                                     -------------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $    (251,138)   $ (4,597,690)   $38,239,636
                                                     =============    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       EQ/Short         EQ/Small      EQ/T. Rowe Price
                                                    Duration Bond    Company Index      Growth Stock
                                                   --------------- ----------------- ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $3,207,549      $   6,352,236     $     214,518
 Expenses: .......................................
  Asset-based charges ............................    1,058,667          7,137,758         2,491,575
                                                     ----------      -------------     -------------
Net Investment Income (Loss) .....................    2,148,882           (785,522)       (2,277,057)
                                                     ----------      -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      954,551         24,561,109         8,595,543
  Realized gain distribution from The Trusts .....           --         33,217,293        15,890,901
                                                     ----------      -------------     -------------
 Net realized gain (loss) ........................      954,551         57,778,402        24,486,444
                                                     ----------      -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (412,042)       (71,918,814)      (25,648,683)
                                                     ----------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      542,509        (14,140,412)       (1,162,239)
                                                     ----------      -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,691,391      $ (14,925,934)    $  (3,439,296)
                                                     ==========      =============     =============



                                                                          EQ/UBS
                                                      EQ/Templeton      Growth and     EQ/Van Kampen
                                                         Growth           Income         Comstock
                                                    ---------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  1,382,955    $     701,082   $   4,846,733
 Expenses: .......................................
  Asset-based charges ............................       3,294,898        1,222,703       4,423,276
                                                      ------------    -------------   -------------
Net Investment Income (Loss) .....................      (1,911,943)        (521,621)        423,457
                                                      ------------    -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,749,773        4,179,584       8,382,786
  Realized gain distribution from The Trusts .....         786,325               --      10,265,981
                                                      ------------    -------------   -------------
 Net realized gain (loss) ........................       3,536,098        4,179,584      18,648,767
                                                      ------------    -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (7,014,476)      (4,590,749)    (32,146,462)
                                                      ------------    -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (3,478,378)        (411,165)    (13,497,695)
                                                      ------------    -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (5,390,321)   $    (932,786)  $ (13,074,238)
                                                      ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    Emerging Markets      Mid Cap       EQ/Van Kampen
                                                         Equity            Growth      Real Estate (b)
                                                   ------------------ --------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................              --     $    650,941     $   3,859,857
 Expenses: .......................................
  Asset-based charges ............................      19,088,257        2,875,125         2,788,607
                                                        ----------     ------------     -------------
Net Investment Income (Loss) .....................     (19,088,257)      (2,224,184)        1,071,250
                                                       -----------     ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     165,552,536        7,003,551         4,701,286
  Realized gain distribution from The Trusts .....     281,111,940       14,153,794         2,861,073
                                                       -----------     ------------     -------------
 Net realized gain (loss) ........................     446,664,476       21,157,345         7,562,359
                                                       -----------     ------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       7,510,616       11,739,869       (53,491,083)
                                                       -----------     ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     454,175,092       32,897,214       (45,928,724)
                                                       -----------     ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 435,086,835     $ 30,673,030     $ (44,857,474)
                                                     =============     ============     =============



                                                        MarketPLUS       MarketPLUS       MarketPLUS
                                                      International       Large Cap       Large Cap
                                                           Core             Core            Growth
                                                    ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $     3,985,685   $    3,113,308   $  1,201,379
 Expenses: .......................................
  Asset-based charges ............................        15,084,766        4,048,139      4,317,016
                                                     ---------------   --------------   ------------
Net Investment Income (Loss) .....................       (11,099,081)        (934,831)    (3,115,637)
                                                     ---------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        84,435,792       15,656,764     14,111,167
  Realized gain distribution from The Trusts .....       197,113,004       51,790,896             --
                                                     ---------------   --------------   ------------
 Net realized gain (loss) ........................       281,548,796       67,447,660     14,111,167
                                                     ---------------   --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (143,168,641)     (59,398,695)    25,048,213
                                                     ---------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       138,380,155        8,048,965     39,159,380
                                                     ---------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   127,281,074   $    7,114,134   $ 36,043,743
                                                     ===============   ==============   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       MarketPLUS        Multimanager     Multimanager
                                                     Mid Cap Value    Aggressive Equity     Core Bond
                                                   ----------------- ------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    9,165,802                --      $ 26,843,077
 Expenses: .......................................
  Asset-based charges ............................      13,776,092         1,993,654         9,480,201
                                                    --------------         ---------      ------------
Net Investment Income (Loss) .....................      (4,610,290)       (1,993,654)       17,362,876
                                                    --------------        ----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      49,681,224         7,992,369        (4,088,282)
  Realized gain distribution from The Trusts .....     210,858,301                --                --
                                                    --------------        ----------      ------------
 Net realized gain (loss) ........................     260,539,525         7,992,369        (4,088,282)
                                                    --------------        ----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (277,118,388)        5,935,319        17,212,374
                                                    --------------        ----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (16,578,863)       13,927,688        13,124,092
                                                    --------------        ----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (21,189,153)     $ 11,934,034      $ 30,486,968
                                                    ==============      ============      ============



                                                                                      Multimanager
                                                     Multimanager    Multimanager     International
                                                      Health Care     High Yield         Equity
                                                    -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................             --   $   67,072,121   $    4,614,145
 Expenses: .......................................
  Asset-based charges ............................      4,476,018       13,657,294        9,323,253
                                                        ---------   --------------   --------------
Net Investment Income (Loss) .....................     (4,476,018)      53,414,827       (4,709,108)
                                                       ----------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,994,755           42,690       43,908,355
  Realized gain distribution from The Trusts .....     24,375,376               --       37,943,558
                                                       ----------   --------------   --------------
 Net realized gain (loss) ........................     32,370,131           42,690       81,851,913
                                                       ----------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,588,306)     (38,526,322)     (13,590,584)
                                                       ----------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     25,781,825      (38,483,632)      68,261,329
                                                       ----------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 21,305,807   $   14,931,195   $   63,552,221
                                                     ============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                     Multimanager     Multimanager     Multimanager
                                                       Large Cap        Large Cap        Large Cap
                                                      Core Equity        Growth            Value
                                                   ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $      725,253               --   $    6,431,744
 Expenses: .......................................
  Asset-based charges ............................       2,586,412        4,535,388        8,751,427
                                                    --------------        ---------   --------------
Net Investment Income (Loss) .....................      (1,861,159)      (4,535,388)      (2,319,683)
                                                    --------------       ----------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      11,702,229       15,276,279       36,815,828
  Realized gain distribution from The Trusts .....      11,780,982       36,577,333       59,248,942
                                                    --------------       ----------   --------------
 Net realized gain (loss) ........................      23,483,211       51,853,612       96,064,770
                                                    --------------       ----------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (15,770,813)     (19,182,119)     (81,818,072)
                                                    --------------      -----------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       7,712,398       32,671,493       14,246,698
                                                    --------------      -----------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    5,851,239   $   28,136,105   $   11,927,015
                                                    ==============   ==============   ==============



                                                     Multimanager    Multimanager     Multimanager
                                                        Mid Cap         Mid Cap         Small Cap
                                                        Growth           Value           Growth
                                                    -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................             --              --               --
 Expenses: .......................................
  Asset-based charges ............................      6,127,383       6,474,610        3,089,072
                                                        ---------       ---------        ---------
Net Investment Income (Loss) .....................     (6,127,383)     (6,474,610)      (3,089,072)
                                                       ----------      ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     15,251,843       4,776,841        6,357,885
  Realized gain distribution from The Trusts .....     41,220,353      34,840,906       22,950,758
                                                       ----------      ----------       ----------
 Net realized gain (loss) ........................     56,472,196      39,617,747       29,308,643
                                                       ----------      ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,234,848)    (36,433,587)     (33,439,325)
                                                       ----------     -----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     47,237,348       3,184,160       (4,130,682)
                                                       ----------     -----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 41,109,965   $  (3,290,450)   $  (7,219,754)
                                                     ============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                     Multimanager
                                                       Small Cap     Multimanager   Target 2015
                                                         Value        Technology     Allocation
                                                   ---------------- -------------- -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    2,593,794             --     $34,195
 Expenses: .......................................
  Asset-based charges ............................      13,026,769      4,478,117          --
                                                    --------------      ---------     -------
Net Investment Income (Loss) .....................     (10,432,975)    (4,478,117)     34,195
                                                    --------------     ----------     -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      24,492,254     25,150,618          --
  Realized gain distribution from The Trusts .....      66,935,319             --      13,099
                                                    --------------     ----------     -------
 Net realized gain (loss) ........................      91,427,573     25,150,618      13,099
                                                    --------------     ----------     -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (174,133,468)    20,946,945      32,310
                                                    --------------     ----------     -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (82,705,895)    46,097,563      45,409
                                                    --------------     ----------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (93,138,870)  $ 41,619,446     $79,604
                                                    ==============   ============     =======



                                                     Target 2025   Target 2035   Target 2045
                                                      Allocation    Allocation   Allocation
                                                    ------------- ------------- ------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $28,857       $25,690      $21,696
 Expenses: .......................................
  Asset-based charges ............................          --            --          --
                                                       -------       -------      --------
Net Investment Income (Loss) .....................      28,857        25,690      21,696
                                                       -------       -------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          --            --            (5)
  Realized gain distribution from The Trusts .....      14,417        11,466      35,060
                                                       -------       -------      --------
 Net realized gain (loss) ........................      14,417        11,466      35,055
                                                       -------       -------      --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      38,288        45,236      30,737
                                                       -------       -------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      52,705        56,702      65,792
                                                       -------       -------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $81,562       $82,392      $87,488
                                                       =======       =======      ========

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   32,391,791     $   15,673,992
 Net realized gain (loss) on investments .........      131,968,772         33,838,499
 Change in unrealized appreciation
  (depreciation) of investments ..................      (97,771,692)       103,372,599
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       66,588,871        152,885,090
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,176,124,863        608,623,674
  Transfers between funds including
   guaranteed interest account, net ..............      165,605,218        174,693,853
  Transfers for contract benefits and
   terminations ..................................      (77,561,900)       (29,499,702)
  Contract maintenance charges ...................      (16,030,668)        (6,464,845)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,248,137,513        747,352,980
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (625,147)         1,191,669
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................    1,314,101,237        901,429,739
Net Assets -- Beginning of Period ................    1,473,858,371        572,428,632
                                                     --------------     --------------
Net Assets -- End of Period ......................   $2,787,959,608     $1,473,858,371
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           97,725             74,287
 Units Redeemed ..................................          (11,807)           (17,379)
                                                     --------------     --------------
 Net Increase (Decrease) .........................           85,918             56,908
                                                     ==============     ==============



                                                           AXA Conservative                 AXA Conservative-Plus
                                                              Allocation                         Allocation
                                                   --------------------------------- -----------------------------------
                                                         2007             2006              2007              2006
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,885,291    $   7,013,238     $   19,521,518    $  12,884,777
 Net realized gain (loss) on investments .........     15,230,093        4,141,211         32,848,368       15,112,486
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,667,059)       3,023,438        (18,980,507)      17,217,599
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,448,325       14,177,887         33,389,379       45,214,862
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    112,696,853       85,365,545        220,384,033      225,583,089
  Transfers between funds including
   guaranteed interest account, net ..............    122,797,914       34,906,229         96,909,579       61,848,515
  Transfers for contract benefits and
   terminations ..................................    (42,430,719)     (22,098,686)       (59,646,899)     (35,483,542)
  Contract maintenance charges ...................     (3,514,814)      (1,902,538)        (7,051,116)      (4,303,346)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    189,549,234       96,270,550        250,595,597      247,644,716
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (124,990)             2,367          (64,888)
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    207,997,559      110,323,447        283,987,343      292,794,690
Net Assets -- Beginning of Period ................    304,692,736      194,369,289        744,176,668      451,381,978
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 512,690,295    $ 304,692,736     $1,028,164,011    $ 744,176,668
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         40,052           31,705             38,552           39,936
 Units Redeemed ..................................        (23,386)         (22,724)           (17,792)         (18,106)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................         16,666            8,981             20,760           21,830
                                                    =============    =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Moderate
                                                                Allocation
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   98,473,231     $   55,115,638
 Net realized gain (loss) on investments .........      171,100,302         83,626,597
 Change in unrealized appreciation
  (depreciation) of investments ..................      (56,033,792)       173,314,324
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      213,539,741        312,056,559
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,252,051,668      1,115,491,895
  Transfers between funds including
   guaranteed interest account, net ..............      248,986,023        119,137,309
  Transfers for contract benefits and
   terminations ..................................     (304,823,603)      (195,212,280)
  Contract maintenance charges ...................      (39,920,371)       (27,119,948)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,156,293,717      1,012,296,976
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (26,419)           343,300
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................    1,369,807,039      1,324,696,835
Net Assets -- Beginning of Period ................    4,211,323,304      2,886,626,469
                                                     --------------     --------------
Net Assets -- End of Period ......................   $5,581,130,343     $4,211,323,304
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           87,744            127,090
 Units Redeemed ..................................          (15,901)           (48,144)
                                                     --------------     --------------
 Net Increase (Decrease) .........................           71,843             78,946
                                                     ==============     ==============



                                                             AXA Moderate-Plus                   EQ/AllianceBernstein
                                                                Allocation                           Common Stock
                                                   ------------------------------------- -------------------------------------
                                                          2007               2006               2007               2006
                                                   ------------------ ------------------ ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  138,685,694     $   73,450,978     $   (6,264,923)    $   (3,032,183)
 Net realized gain (loss) on investments .........      344,131,313         90,450,608         40,907,683         10,309,154
 Change in unrealized appreciation
  (depreciation) of investments ..................     (158,174,434)       393,209,957         (6,366,134)       107,617,750
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      324,642,573        557,111,543         28,276,626        114,894,721
                                                     --------------     --------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    3,022,793,996      2,273,099,179         89,129,139        162,710,194
  Transfers between funds including
   guaranteed interest account, net ..............      752,517,446        741,014,922       (120,783,852)       (84,774,892)
  Transfers for contract benefits and
   terminations ..................................     (357,527,075)      (172,801,979)      (120,975,473)      (106,968,678)
  Contract maintenance charges ...................      (65,315,919)       (30,895,947)        (9,583,822)        (8,594,664)
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    3,352,468,448      2,810,416,175       (162,214,008)       (37,628,040)
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           84,703            256,404             61,494            167,650
                                                     --------------     --------------     --------------     --------------
Increase (Decrease) in Net Assets ................    3,677,195,724      3,367,784,122       (133,875,888)        77,434,331
Net Assets -- Beginning of Period ................    6,187,024,914      2,819,240,792      1,355,475,853      1,278,041,522
                                                     --------------     --------------     --------------     --------------
Net Assets -- End of Period ......................   $9,864,220,638     $6,187,024,914     $1,221,599,965     $1,355,475,853
                                                     ==============     ==============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          261,996            274,844              4,066             16,609
 Units Redeemed ..................................          (23,400)           (55,452)            (6,632)            (9,152)
                                                     --------------     --------------     --------------     --------------
 Net Increase (Decrease) .........................          238,596            219,392             (2,566)             7,457
                                                     ==============     ==============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein
                                                             Intermediate
                                                         Government Securities
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,429,131    $   7,524,977
 Net realized gain (loss) on investments .........     (2,368,295)      (3,558,482)
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,261,262          884,376
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     15,322,098        4,850,871
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     12,541,487       15,151,146
  Transfers between funds including
   guaranteed interest account, net ..............      7,893,862      (16,607,146)
  Transfers for contract benefits and
   terminations ..................................    (32,594,693)     (26,774,078)
  Contract maintenance charges ...................     (2,080,528)      (1,983,637)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,239,872)     (30,213,715)
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,133)        (120,247)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................      1,080,093      (25,483,091)
Net Assets -- Beginning of Period ................    295,939,227      321,422,318
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 297,019,320    $ 295,939,227
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,930            4,917
 Units Redeemed ..................................         (6,292)          (6,164)
                                                    -------------    -------------
 Net Increase (Decrease) .........................           (362)          (1,247)
                                                    =============    =============



                                                          EQ/AllianceBernstein               EQ/AllianceBernstein
                                                              International                    Large Cap Growth
                                                   ----------------------------------- ---------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     (472,811)   $     667,230    $  (5,772,220)   $  (5,857,056)
 Net realized gain (loss) on investments .........      162,502,124      102,570,000        3,398,259       (8,167,636)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (65,164,226)      45,112,493       47,055,787        3,033,875
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       96,865,087      148,349,723       44,681,826      (10,990,817)
                                                     --------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      236,797,792      189,877,876       37,810,987       47,651,792
  Transfers between funds including
   guaranteed interest account, net ..............      110,751,037       39,762,739       (9,593,154)     (25,494,301)
  Transfers for contract benefits and
   terminations ..................................      (70,452,562)     (39,559,483)     (43,777,926)     (34,134,876)
  Contract maintenance charges ...................       (8,549,775)      (5,256,013)      (2,371,345)      (2,091,502)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      268,546,492      184,825,119      (17,931,438)     (14,068,887)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,737)         102,128          (11,979)      (1,652,559)
                                                     --------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      365,406,842      333,276,970       26,738,409      (26,712,263)
Net Assets -- Beginning of Period ................      919,513,419      586,236,449      384,427,151      411,139,414
                                                     --------------    -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,284,920,261    $ 919,513,419    $ 411,165,560    $ 384,427,151
                                                     ==============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           20,571           27,907            6,563           13,093
 Units Redeemed ..................................           (6,784)         (16,462)         (10,357)         (17,643)
                                                     --------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           13,787           11,445           (3,794)          (4,550)
                                                     ==============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein              EQ/AllianceBernstein
                                                             Quality Bond                    Small Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  13,408,270    $   9,253,657    $  (7,333,508)   $  (6,882,050)
 Net realized gain (loss) on investments .........     (1,983,580)      (1,461,815)     109,170,025       64,871,079
 Change in unrealized appreciation
  (depreciation) of investments ..................        122,499          531,264      (34,042,658)     (26,666,433)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,547,189        8,323,106       67,793,859       31,322,596
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,166,371       43,249,851       46,636,441       69,761,811
  Transfers between funds including
   guaranteed interest account, net ..............      9,052,896       (2,700,012)     (17,044,208)     (26,744,968)
  Transfers for contract benefits and
   terminations ..................................    (35,131,052)     (24,392,098)     (46,468,053)     (35,359,613)
  Contract maintenance charges ...................     (3,103,980)      (2,729,147)      (3,644,114)      (3,000,798)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      9,984,235       13,428,594      (20,519,934)       4,656,432
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        135,459           (8,412)          (2,649)         (73,203)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     21,666,883       21,743,288       47,271,276       35,905,825
Net Assets -- Beginning of Period ................    371,462,789      349,719,501      479,869,596      443,963,771
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 393,129,672    $ 371,462,789    $ 527,140,872    $ 479,869,596
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,550            9,965            5,921           10,124
 Units Redeemed ..................................         (6,206)          (8,006)          (6,710)          (9,222)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,344            1,959             (789)             902
                                                    =============    =============    =============    =============



                                                           EQ/AllianceBernstein
                                                                Value (h)
                                                   ------------------------------------
                                                          2007               2006
                                                   ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    3,190,690    $    3,268,395
 Net realized gain (loss) on investments .........      295,176,429       154,184,290
 Change in unrealized appreciation
  (depreciation) of investments ..................     (444,902,189)      137,657,087
                                                     --------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     (146,535,070)      295,109,772
                                                     --------------    --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      170,996,564       211,189,979
  Transfers between funds including
   guaranteed interest account, net ..............      676,449,939        22,254,368
  Transfers for contract benefits and
   terminations ..................................     (184,807,241)     (106,109,464)
  Contract maintenance charges ...................      (16,755,326)      (11,488,469)
                                                     --------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      645,883,936       115,846,414
                                                     --------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (8,009)         (112,118)
                                                     --------------    --------------
Increase (Decrease) in Net Assets ................      499,340,857       410,844,068
Net Assets -- Beginning of Period ................    1,850,736,491     1,439,892,423
                                                     --------------    --------------
Net Assets -- End of Period ......................   $2,350,077,348    $1,850,736,491
                                                     ==============    ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           63,216            31,767
 Units Redeemed ..................................          (23,204)          (22,452)
                                                     --------------    --------------
 Net Increase (Decrease) .........................           40,012             9,315
                                                     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/AXA Rosenberg
                                                      EQ/Ariel Appreciation II          Value Long/Short Equity
                                                   ------------------------------- ---------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (454,336)    $   (23,819)   $     557,078    $   1,956,609
 Net realized gain (loss) on investments .........     1,766,134         218,330         (636,517)       4,095,693
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,076,114)      2,573,924        2,056,359       (6,824,124)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (2,764,316)      2,768,435        1,976,920         (771,822)
                                                    ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    19,216,403      17,551,954       19,258,475       38,597,641
  Transfers between funds including
   guaranteed interest account, net ..............     6,872,221       6,514,419      (17,848,655)     (10,234,738)
  Transfers for contract benefits and
   terminations ..................................    (1,503,449)       (646,061)      (9,988,002)      (7,408,604)
  Contract maintenance charges ...................      (328,265)        (85,218)      (1,317,250)      (1,284,907)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    24,256,910      23,335,094       (9,895,432)      19,669,392
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --          (6,091)            (846)         (84,413)
                                                    ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................    21,492,594      26,097,438       (7,919,358)      18,813,157
Net Assets -- Beginning of Period ................    34,439,247       8,341,809      142,304,794      123,491,637
                                                    ------------     -----------    -------------    -------------
Net Assets -- End of Period ......................  $ 55,931,841     $34,439,247    $ 134,385,436    $ 142,304,794
                                                    ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         3,179           3,102            4,101           11,864
 Units Redeemed ..................................        (1,155)           (877)          (5,049)         (10,165)
                                                    ------------     -----------    -------------    -------------
 Net Increase (Decrease) .........................         2,024           2,225             (948)           1,699
                                                    ============     ===========    =============    =============



                                                              EQ/BlackRock
                                                           Basic Value Equity
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (3,219,995)  $  11,298,069
 Net realized gain (loss) on investments .........      109,495,256      57,705,223
 Change in unrealized appreciation
  (depreciation) of investments ..................     (108,651,865)     66,932,813
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................       (2,376,604)    135,936,105
                                                    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       87,291,039      67,355,869
  Transfers between funds including
   guaranteed interest account, net ..............      (21,942,637)    (24,976,030)
  Transfers for contract benefits and
   terminations ..................................      (73,516,615)    (49,059,495)
  Contract maintenance charges ...................       (6,862,596)     (5,724,515)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (15,030,809)    (12,404,171)
                                                    ---------------   -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,983)        147,978
                                                    ---------------   -------------
Increase (Decrease) in Net Assets ................      (17,412,396)    123,679,912
Net Assets -- Beginning of Period ................      846,791,396     723,111,484
                                                    ---------------   -------------
Net Assets -- End of Period ......................  $   829,379,000   $ 846,791,396
                                                    ===============   =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            7,893          11,280
 Units Redeemed ..................................           (7,439)        (10,482)
                                                    ---------------   -------------
 Net Increase (Decrease) .........................              454             798
                                                    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/BlackRock
                                                           International Equity
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    4,412,602     $   19,175,591
 Net realized gain (loss) on investments .........      195,606,209         83,895,317
 Change in unrealized appreciation
  (depreciation) of investments ..................     (106,862,733)        86,672,220
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       93,156,078        189,743,128
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      155,163,691        154,077,439
  Transfers between funds including
   guaranteed interest account, net ..............      (56,367,362)        29,873,311
  Transfers for contract benefits and
   terminations ..................................      (96,742,546)       (65,207,822)
  Contract maintenance charges ...................       (8,208,358)        (5,734,932)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (6,154,575)       113,007,996
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (11,093)           378,200
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................       86,990,410        303,129,324
Net Assets -- Beginning of Period ................    1,058,290,092        755,160,768
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,145,280,502     $1,058,290,092
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           11,109             23,263
 Units Redeemed ..................................          (10,574)           (15,975)
                                                     --------------     --------------
 Net Increase (Decrease) .........................              535              7,288
                                                     ==============     ==============



                                                          EQ/Boston Advisors                   EQ/Calvert
                                                             Equity Income                Socially Responsible
                                                   --------------------------------- ------------------------------
                                                         2007             2006             2007           2006
                                                   ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     713,731     $  1,557,328    $   (734,440)   $   (742,550)
 Net realized gain (loss) on investments .........     21,233,183       11,920,017       5,867,834       2,611,853
 Change in unrealized appreciation
  (depreciation) of investments ..................    (17,465,104)       9,378,475         563,148          52,284
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      4,481,810       22,855,820       5,696,542       1,921,587
                                                    -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     27,799,851       48,744,937       7,527,710      11,719,687
  Transfers between funds including
   guaranteed interest account, net ..............    (13,773,073)       1,924,041      (1,468,329)     (4,465,545)
  Transfers for contract benefits and
   terminations ..................................    (12,782,293)      (9,136,922)     (3,062,301)     (2,120,266)
  Contract maintenance charges ...................     (1,725,812)      (1,204,879)       (460,495)       (376,400)
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (481,327)      40,327,177       2,536,585       4,757,476
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (51,889)             --        (269,274)
                                                    -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................      4,000,483       63,131,108       8,233,127       6,409,789
Net Assets -- Beginning of Period ................    198,347,730      135,216,622      54,193,234      47,783,445
                                                    -------------     ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 202,348,213     $198,347,730    $ 62,426,361    $ 54,193,234
                                                    =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,080           17,985           1,667           1,804
 Units Redeemed ..................................         (7,729)         (10,856)         (1,494)         (1,518)
                                                    -------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................          1,351            7,129             173             286
                                                    =============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital
                                                            Guardian Growth
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,227,880)   $  (4,245,065)
 Net realized gain (loss) on investments .........      9,479,341       (1,210,597)
 Change in unrealized appreciation
  (depreciation) of investments ..................     10,004,790       24,889,815
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     13,256,251       19,434,153
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     81,287,806       87,992,414
  Transfers between funds including
   guaranteed interest account, net ..............      6,319,263       19,690,224
  Transfers for contract benefits and
   terminations ..................................    (38,489,374)     (28,801,435)
  Contract maintenance charges ...................     (2,813,497)      (1,765,151)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     46,304,198       77,116,052
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,386)        (308,849)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     59,558,063       96,241,356
Net Assets -- Beginning of Period ................    380,737,524      284,496,168
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 440,295,587    $ 380,737,524
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,528           12,560
 Units Redeemed ..................................         (5,733)          (5,733)
                                                    -------------    -------------
 Net Increase (Decrease) .........................          3,795            6,827
                                                    =============    =============



                                                               EQ/Capital                     EQ/Caywood-Scholl
                                                          Guardian Research (d)                High Yield Bond
                                                   ----------------------------------- --------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (2,078,747)   $  (6,392,735)    $  7,563,864    $  4,562,204
 Net realized gain (loss) on investments .........       93,236,134       38,105,565          280,475         (69,222)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (150,182,401)      40,185,473       (6,865,010)        634,642
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      (59,025,014)      71,898,303          979,329       5,127,624
                                                     --------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       48,042,371       58,825,844       36,618,753      45,138,444
  Transfers between funds including
   guaranteed interest account, net ..............      892,249,902      (28,032,531)      10,435,491      23,068,894
  Transfers for contract benefits and
   terminations ..................................     (114,835,109)     (63,530,054)      (6,909,561)     (2,756,331)
  Contract maintenance charges ...................       (8,780,504)      (4,542,306)        (993,955)       (384,546)
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      816,676,660      (37,279,047)      39,150,728      65,066,461
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          161,583         (205,845)             (42)        (55,059)
                                                     --------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................      757,813,229       34,413,411       40,130,015      70,139,026
Net Assets -- Beginning of Period ................      739,557,953      705,144,542      103,374,877      33,235,851
                                                     --------------    -------------     ------------    ------------
Net Assets -- End of Period ......................   $1,497,371,182    $ 739,557,953     $143,504,892    $103,374,877
                                                     ==============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           74,931            8,745            9,466           9,217
 Units Redeemed ..................................          (17,915)         (11,891)          (3,785)         (2,385)
                                                     --------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................           57,016           (3,146)           5,681           6,832
                                                     ==============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Davis New
                                                           York Venture (a)
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,601,399)    $   (14,345)
 Net realized gain (loss) on investments .........      3,108,761          80,839
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,538,345)      1,880,257
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................        (30,983)      1,946,751
                                                     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,833,888      26,696,036
  Transfers between funds including
   guaranteed interest account, net ..............     85,354,705      33,032,571
  Transfers for contract benefits and
   terminations ..................................     (7,097,003)       (347,727)
  Contract maintenance charges ...................       (941,691)        (26,873)
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    213,149,899      59,354,007
                                                     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (39)      3,000,982
                                                     ------------     -----------
Increase (Decrease) in Net Assets ................    213,118,877      64,301,740
Net Assets -- Beginning of Period ................     64,301,740              --
                                                     ------------     -----------
Net Assets -- End of Period ......................   $277,420,617     $64,301,740
                                                     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         21,573           6,192
 Units Redeemed ..................................         (2,471)           (561)
                                                     ------------     -----------
 Net Increase (Decrease) .........................         19,102           5,631
                                                     ============     ===========



                                                                                                  EQ/Evergreen
                                                            EQ/Equity 500 Index                International Bond
                                                   ------------------------------------- -------------------------------
                                                          2007               2006              2007            2006
                                                   ------------------ ------------------ ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (2,430,789)    $    1,601,536     $  2,476,493    $   (441,372)
 Net realized gain (loss) on investments .........      115,413,902         79,581,408        1,619,880         109,342
 Change in unrealized appreciation
  (depreciation) of investments ..................      (55,926,961)       116,669,406        5,870,675       1,728,670
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................       57,056,152        197,852,350        9,967,048       1,396,640
                                                     --------------     --------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      117,566,722        133,555,865       42,372,676      37,714,007
  Transfers between funds including
   guaranteed interest account, net ..............      (71,345,475)       (98,517,620)      68,191,027      37,608,945
  Transfers for contract benefits and
   terminations ..................................     (155,335,344)      (118,995,414)      (5,474,549)     (1,956,225)
  Contract maintenance charges ...................      (11,768,154)       (10,541,003)        (848,078)       (198,829)
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (120,882,251)       (94,498,172)     104,241,076      73,167,898
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (49,140)           688,439              (17)         (4,221)
                                                     --------------     --------------     ------------    ------------
Increase (Decrease) in Net Assets ................      (63,875,239)       104,042,617      114,208,107      74,560,317
Net Assets -- Beginning of Period ................    1,641,217,452      1,537,174,835       85,871,998      11,311,681
                                                     --------------     --------------     ------------    ------------
Net Assets -- End of Period ......................   $1,577,342,213     $1,641,217,452     $200,080,105    $ 85,871,998
                                                     ==============     ==============     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           10,400             18,173           12,715           9,839
 Units Redeemed ..................................          (12,689)           (17,923)          (2,657)         (2,361)
                                                     --------------     --------------     ------------    ------------
 Net Increase (Decrease) .........................           (2,289)               250           10,058           7,478
                                                     ==============     ==============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Evergreen Omega
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,229,322)   $   1,004,678
 Net realized gain (loss) on investments .........     14,531,813       16,184,346
 Change in unrealized appreciation
  (depreciation) of investments ..................       (317,278)     (11,036,158)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,985,213        6,152,866
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     18,111,345       12,723,275
  Transfers between funds including
   guaranteed interest account, net ..............     18,096,362      (15,078,174)
  Transfers for contract benefits and
   terminations ..................................    (12,051,857)      (8,669,166)
  Contract maintenance charges ...................     (1,313,436)      (1,180,193)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     22,842,414      (12,204,258)
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (422)        (138,108)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     34,827,205       (6,189,500)
Net Assets -- Beginning of Period ................    141,717,414      147,906,914
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 176,544,619    $ 141,717,414
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          6,147            2,916
 Units Redeemed ..................................         (4,521)          (4,438)
                                                    -------------    -------------
 Net Increase (Decrease) .........................          1,626           (1,522)
                                                    =============    =============



                                                              EQ/FI Mid Cap                 EQ/Franklin Income (a)
                                                   ----------------------------------- --------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (15,351,363)   $  17,078,450    $  11,493,316    $    445,815
 Net realized gain (loss) on investments .........      177,355,115       69,676,844        5,513,796          27,122
 Change in unrealized appreciation
  (depreciation) of investments ..................      (99,558,417)       1,200,281      (27,348,192)      2,452,651
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................       62,445,335       87,955,575      (10,341,080)      2,925,588
                                                     --------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      115,889,468      145,168,636      237,227,754      39,824,199
  Transfers between funds including
   guaranteed interest account, net ..............      (43,777,381)     (52,999,671)     270,963,723      91,180,187
  Transfers for contract benefits and
   terminations ..................................      (79,876,311)     (51,334,130)     (26,252,919)       (736,447)
  Contract maintenance charges ...................       (8,555,184)      (6,922,222)      (2,650,387)        (72,481)
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (16,319,408)      33,912,613      479,288,171     130,195,458
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (5,275)         (47,216)             (79)      3,002,810
                                                     --------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................       46,120,652      121,820,972      468,947,012     136,123,856
Net Assets -- Beginning of Period ................      989,704,425      867,883,453      136,123,856              --
                                                     --------------    -------------    -------------    ------------
Net Assets -- End of Period ......................   $1,035,825,077    $ 989,704,425    $ 605,070,868    $136,123,856
                                                     ==============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           10,091           20,292           51,409          13,284
 Units Redeemed ..................................          (11,835)         (18,775)          (6,727)           (527)
                                                     --------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................           (1,744)           1,517           44,682          12,757
                                                     ==============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Franklin Small
                                                            Cap Value (a)
                                                   -------------------------------
                                                         2007            2006
                                                   --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (493,776)    $    (3,966)
 Net realized gain (loss) on investments .........       891,688          42,739
 Change in unrealized appreciation
  (depreciation) of investments ..................    (8,707,855)        553,885
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................    (8,309,943)        592,658
                                                    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    42,643,971       7,466,680
  Transfers between funds including
   guaranteed interest account, net ..............     9,535,218       8,271,638
  Transfers for contract benefits and
   terminations ..................................    (1,661,701)        (40,544)
  Contract maintenance charges ...................      (266,104)         (7,407)
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    50,251,384      15,690,367
                                                    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --       2,999,909
                                                    ------------     -----------
Increase (Decrease) in Net Assets ................    41,941,441      19,282,934
Net Assets -- Beginning of Period ................    19,282,934              --
                                                    ------------     -----------
Net Assets -- End of Period ......................  $ 61,224,375     $19,282,934
                                                    ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         6,927           1,617
 Units Redeemed ..................................        (2,424)           (136)
                                                    ------------     -----------
 Net Increase (Decrease) .........................         4,503           1,481
                                                    ============     ===========



                                                    EQ/Franklin Templeton          EQ/GAMCO Mergers
                                                    Founding Strategy (b)          and Acquisitions
                                                   ----------------------- --------------------------------
                                                             2007                2007             2006
                                                   ----------------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................      $   7,140,840        $   (834,621)   $  2,661,745
 Net realized gain (loss) on investments .........           (994,457)          7,456,848       1,078,114
 Change in unrealized appreciation
  (depreciation) of investments ..................        (26,905,825)         (5,768,786)      1,845,019
                                                        -------------        ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................        (20,759,442)            853,441       5,584,878
                                                        -------------        ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        573,405,440          34,611,090      32,023,361
  Transfers between funds including
   guaranteed interest account, net ..............        249,266,273          15,605,530      26,861,707
  Transfers for contract benefits and
   terminations ..................................         (8,095,879)         (4,804,492)     (1,789,788)
  Contract maintenance charges ...................           (603,954)           (933,725)       (366,815)
                                                        -------------        ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        813,971,880          44,478,403      56,728,465
                                                        -------------        ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            199,999              99,989         (47,360)
                                                        -------------        ------------    ------------
Increase (Decrease) in Net Assets ................        793,412,437          45,431,833      62,265,983
Net Assets -- Beginning of Period ................                  -          86,537,909      24,271,926
                                                        -------------        ------------    ------------
Net Assets -- End of Period ......................      $ 793,412,437        $131,969,742    $ 86,537,909
                                                        =============        ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................             85,911               5,603           7,367
 Units Redeemed ..................................             (2,460)             (1,892)         (2,212)
                                                        -------------        ------------    ------------
 Net Increase (Decrease) .........................             83,451               3,711           5,155
                                                        =============        ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GAMCO Small
                                                             Company Value
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,716,987)    $    308,397
 Net realized gain (loss) on investments .........     28,644,152       11,759,479
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,392,804)      16,610,542
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     18,534,361       28,678,418
                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,160,984       75,028,840
  Transfers between funds including
   guaranteed interest account, net ..............     94,223,934       19,086,622
  Transfers for contract benefits and
   terminations ..................................    (18,318,916)      (7,147,502)
  Contract maintenance charges ...................     (2,975,379)      (1,207,974)
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    208,090,623       85,759,986
                                                    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         99,996          (66,485)
                                                    -------------     ------------
Increase (Decrease) in Net Assets ................    226,724,980      114,371,919
Net Assets -- Beginning of Period ................    243,856,851      129,484,932
                                                    -------------     ------------
Net Assets -- End of Period ......................  $ 470,581,831     $243,856,851
                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,458            6,426
 Units Redeemed ..................................         (2,753)          (3,068)
                                                    -------------     ------------
 Net Increase (Decrease) .........................          6,705            3,358
                                                    =============     ============



                                                   EQ/International ETF (a)      EQ/International Growth
                                                   ------------------------- -------------------------------
                                                       2007         2006           2007            2006
                                                   ------------ ------------ ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   60,919   $   45,975    $ (1,187,347)   $   (115,762)
 Net realized gain (loss) on investments .........      20,344           --      18,033,828       2,077,935
 Change in unrealized appreciation
  (depreciation) of investments ..................     279,135      297,484         326,276       7,914,167
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     360,398      343,459      17,172,757       9,876,340
                                                    ----------   ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........          --           --      65,008,893      35,681,429
  Transfers between funds including
   guaranteed interest account, net ..............          --           --      80,380,411      23,884,666
  Transfers for contract benefits and
   terminations ..................................          --           --      (7,522,680)     (1,367,661)
  Contract maintenance charges ...................          --           --      (1,136,646)       (255,472)
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................          --           --     136,729,978      57,942,962
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          --    3,000,000             (17)        (36,647)
                                                    ----------   ----------    ------------    ------------
Increase (Decrease) in Net Assets ................     360,398    3,343,459     153,902,718      67,782,655
Net Assets -- Beginning of Period ................   3,343,459           --      83,836,238      16,053,583
                                                    ----------   ----------    ------------    ------------
Net Assets -- End of Period ......................  $3,703,857   $3,343,459    $237,738,956    $ 83,836,238
                                                    ==========   ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          --           --          14,739           7,894
 Units Redeemed ..................................          --           --          (4,434)         (3,192)
                                                    ----------   ----------    ------------    ------------
 Net Increase (Decrease) .........................          --           --          10,305           4,702
                                                    ==========   ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/JPMorgan
                                                                 Core Bond
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   36,992,085     $   35,547,339
 Net realized gain (loss) on investments .........       (1,384,245)        (1,729,632)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (15,337,364)        (2,523,222)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       20,270,476         31,294,485
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      111,814,271        141,866,848
  Transfers between funds including
   guaranteed interest account, net ..............       12,407,294          2,628,188
  Transfers for contract benefits and
   terminations ..................................     (125,039,236)       (97,452,452)
  Contract maintenance charges ...................       (9,052,018)        (7,746,262)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (9,869,689)        39,296,322
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (15,725)          (263,794)
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................       10,385,062         70,327,013
Net Assets -- Beginning of Period ................    1,261,096,921      1,190,769,908
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,271,481,983     $1,261,096,921
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           15,903              5,347
 Units Redeemed ..................................          (15,097)            (9,117)
                                                     --------------     --------------
 Net Increase (Decrease) .........................              806             (3,770)
                                                     ==============     ==============



                                                              EQ/JPMorgan                       EQ/Legg Mason
                                                          Value Opportunities                   Value Equity
                                                   ---------------------------------- ---------------------------------
                                                          2007             2006             2007             2006
                                                   ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      (594,482)  $  13,373,416    $  (2,845,557)    $ (1,637,785)
 Net realized gain (loss) on investments .........       94,004,642      30,299,196        6,960,177          (41,403)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (103,900,210)     36,394,367      (18,747,929)      14,040,673
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      (10,490,050)     80,066,979      (14,633,309)      12,361,485
                                                    ---------------   -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       33,789,166      20,256,775       40,646,668       88,810,281
  Transfers between funds including
   guaranteed interest account, net ..............      (30,654,913)    (16,528,736)     (12,553,838)      56,159,095
  Transfers for contract benefits and
   terminations ..................................      (63,195,761)    (56,698,370)      (8,727,650)      (5,563,770)
  Contract maintenance charges ...................       (2,543,075)     (2,267,718)      (1,637,542)        (566,131)
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (62,604,583)    (55,238,049)      17,727,638      138,839,475
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,955)       (229,450)             (15)          (8,889)
                                                    ---------------   -------------    -------------     ------------
Increase (Decrease) in Net Assets ................      (73,099,588)     24,599,480        3,094,314      151,192,071
Net Assets -- Beginning of Period ................      493,250,071     468,650,591      180,566,572       29,374,501
                                                    ---------------   -------------    -------------     ------------
Net Assets -- End of Period ......................  $   420,150,483   $ 493,250,071    $ 183,660,886     $180,566,572
                                                    ===============   =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            4,550          29,523            4,986           16,883
 Units Redeemed ..................................           (8,344)        (23,855)          (3,408)          (3,516)
                                                    ---------------   -------------    -------------     ------------
 Net Increase (Decrease) .........................           (3,794)          5,668            1,578           13,367
                                                    ===============   =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Long Term Bond
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,933,011    $  2,237,573
 Net realized gain (loss) on investments .........       (530,683)       (588,633)
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,827,867        (837,876)
                                                     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      6,230,195         811,064
                                                     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     19,023,154      22,426,287
  Transfers between funds including
   guaranteed interest account, net ..............     12,350,753      19,837,785
  Transfers for contract benefits and
   terminations ..................................     (5,506,029)     (2,359,220)
  Contract maintenance charges ...................       (747,250)       (417,278)
                                                     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     25,120,628      39,487,574
                                                     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (49,390)
                                                     ------------    ------------
Increase (Decrease) in Net Assets ................     31,350,823      40,249,248
Net Assets -- Beginning of Period ................     83,305,631      43,056,383
                                                     ------------    ------------
Net Assets -- End of Period ......................   $114,656,454    $ 83,305,631
                                                     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,557           7,511
 Units Redeemed ..................................         (4,873)         (3,451)
                                                     ------------    ------------
 Net Increase (Decrease) .........................          2,684           4,060
                                                     ============    ============



                                                            EQ/Lord Abbett                   EQ/Lord Abbett
                                                           Growth and Income                 Large Cap Core
                                                   --------------------------------- -------------------------------
                                                         2007             2006             2007            2006
                                                   ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (501,314)    $   (104,692)   $   (403,400)   $    (59,533)
 Net realized gain (loss) on investments .........     12,151,925        3,320,228       5,496,227         832,244
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,920,319)       9,526,751         212,541       3,540,588
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      2,730,292       12,742,287       5,305,368       4,313,299
                                                    -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     30,910,383       43,190,154      16,067,399      17,413,949
  Transfers between funds including
   guaranteed interest account, net ..............     (9,982,533)      51,826,356      11,520,031       9,159,289
  Transfers for contract benefits and
   terminations ..................................    (10,470,126)      (3,850,410)     (3,527,075)     (2,014,574)
  Contract maintenance charges ...................     (1,167,373)        (490,890)       (508,010)       (246,318)
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      9,290,351       90,675,210      23,552,345      24,312,346
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (43,932)             --         (52,730)
                                                    -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     12,020,643      103,373,565      28,857,713      28,572,915
Net Assets -- Beginning of Period ................    139,173,105       35,799,540      53,184,650      24,611,735
                                                    -------------     ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 151,193,748     $139,173,105    $ 82,042,363    $ 53,184,650
                                                    =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          4,513           11,450           3,381           3,182
 Units Redeemed ..................................         (3,769)          (3,451)         (1,505)           (975)
                                                    -------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................            744            7,999           1,876           2,207
                                                    =============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett
                                                             Mid Cap Value                     EQ/Marsico Focus
                                                   --------------------------------- -------------------------------------
                                                         2007             2006              2007               2006
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,672,202)    $   (417,271)    $  (22,776,187)    $  (10,228,445)
 Net realized gain (loss) on investments .........     31,557,447        3,592,360        236,799,514         72,061,267
 Change in unrealized appreciation
  (depreciation) of investments ..................    (37,151,529)      16,589,759         (7,038,803)        52,234,685
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     (8,266,284)      19,764,848        206,984,524        114,067,507
                                                    -------------     ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     80,614,716       85,500,253        230,174,261        298,064,717
  Transfers between funds including
   guaranteed interest account, net ..............     24,758,315       15,550,990        (31,417,755)        35,899,031
  Transfers for contract benefits and
   terminations ..................................    (12,908,381)      (5,521,878)      (126,245,484)       (73,745,184)
  Contract maintenance charges ...................     (2,273,152)      (1,042,015)       (14,839,784)       (11,129,440)
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     90,191,498       94,487,350         57,671,238        249,089,124
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (52,303)            (7,221)           397,641
                                                    -------------     ------------     --------------     --------------
Increase (Decrease) in Net Assets ................     81,925,214      114,199,895        264,648,541        363,554,272
Net Assets -- Beginning of Period ................    219,480,002      105,280,107      1,645,211,301      1,281,657,029
                                                    -------------     ------------     --------------     --------------
Net Assets -- End of Period ......................  $ 301,405,216     $219,480,002     $1,909,859,842     $1,645,211,301
                                                    =============     ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         12,288           12,854             18,999             40,672
 Units Redeemed ..................................         (5,438)          (4,521)           (14,270)           (20,703)
                                                    -------------     ------------     --------------     --------------
 Net Increase (Decrease) .........................          6,850            8,333              4,729             19,969
                                                    =============     ============     ==============     ==============



                                                             EQ/Money Market
                                                   -----------------------------------
                                                          2007              2006
                                                   ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    23,246,551   $    16,761,959
 Net realized gain (loss) on investments .........         (211,185)         (929,628)
 Change in unrealized appreciation
  (depreciation) of investments ..................          222,973         1,036,353
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       23,258,339        16,868,684
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      459,390,401       308,162,362
  Transfers between funds including
   guaranteed interest account, net ..............      256,278,645        38,161,683
  Transfers for contract benefits and
   terminations ..................................     (495,059,766)     (230,794,379)
  Contract maintenance charges ...................       (5,120,378)       (2,958,951)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      215,488,902       112,570,715
                                                    ---------------   ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           14,278          (286,715)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      238,761,519       129,152,684
Net Assets -- Beginning of Period ................      612,761,188       483,608,504
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   851,522,707   $   612,761,188
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           73,489            92,844
 Units Redeemed ..................................          (61,353)          (83,926)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................           12,136             8,918
                                                    ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Montag &
                                                           Caldwell Growth
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (510,000)    $  (331,596)
 Net realized gain (loss) on investments .........      1,724,061         547,727
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,944,169       1,556,349
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      7,158,230       1,772,480
                                                     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     11,709,118       8,179,389
  Transfers between funds including
   guaranteed interest account, net ..............     55,312,746        (211,939)
  Transfers for contract benefits and
   terminations ..................................     (3,261,364)       (973,238)
  Contract maintenance charges ...................       (373,381)       (206,899)
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     63,387,119       6,787,313
                                                     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (74,907)
                                                     ------------     -----------
Increase (Decrease) in Net Assets ................     70,545,349       8,484,886
Net Assets -- Beginning of Period ................     30,136,117      21,651,231
                                                     ------------     -----------
Net Assets -- End of Period ......................   $100,681,466     $30,136,117
                                                     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         14,727           4,221
 Units Redeemed ..................................         (2,510)         (2,474)
                                                     ------------     -----------
 Net Increase (Decrease) .........................         12,217           1,747
                                                     ============     ===========



                                                                                              EQ/Oppenheimer
                                                         EQ/Mutual Shares (a)                   Global (a)
                                                   --------------------------------- --------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,133,571)    $    (68,595)    $   (670,358)    $   (27,691)
 Net realized gain (loss) on investments .........      3,865,724           35,029        2,120,164          33,909
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,039,783)       4,369,256       (1,198,545)      1,332,000
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (9,307,630)       4,335,690          251,261       1,338,218
                                                    -------------     ------------     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    169,234,897       28,257,871       56,803,015       8,196,812
  Transfers between funds including
   guaranteed interest account, net ..............    123,656,655       52,107,423       37,905,119      10,850,420
  Transfers for contract benefits and
   terminations ..................................    (12,293,363)        (557,065)      (2,231,694)        (96,165)
  Contract maintenance charges ...................     (1,626,668)         (42,919)        (313,754)         (5,174)
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    278,971,521       79,765,310       92,162,686      18,945,893
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (43)      20,001,435              (16)      7,999,910
                                                    -------------     ------------     ------------     -----------
Increase (Decrease) in Net Assets ................    269,663,848      104,102,435       92,413,931      28,284,021
Net Assets -- Beginning of Period ................    104,102,435               --       28,284,021              --
                                                    -------------     ------------     ------------     -----------
Net Assets -- End of Period ......................  $ 373,766,283     $104,102,435     $120,697,952     $28,284,021
                                                    =============     ============     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         30,452            8,040            8,995           1,864
 Units Redeemed ..................................         (5,331)            (326)          (1,103)           (108)
                                                    -------------     ------------     ------------     -----------
 Net Increase (Decrease) .........................         25,121            7,714            7,892           1,756
                                                    =============     ============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Oppenheimer                  EQ/Oppenheimer
                                                     Main Street Opportunity (a)      Main Street Small Cap (a)
                                                   ------------------------------- -------------------------------
                                                         2007            2006            2007            2006
                                                   --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (163,878)    $   106,477    $   (601,043)    $    48,877
 Net realized gain (loss) on investments .........     2,788,609          10,462       1,112,009          11,454
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,875,869)        948,198      (5,108,656)      1,029,959
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      (251,138)      1,065,137      (4,597,690)      1,090,290
                                                    ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    18,510,013       3,568,479      33,472,851       5,807,735
  Transfers between funds including
   guaranteed interest account, net ..............    13,290,476       4,319,318      23,744,238       3,684,057
  Transfers for contract benefits and
   terminations ..................................    (1,167,130)       (119,647)     (1,970,130)         (9,538)
  Contract maintenance charges ...................      (150,501)         (4,866)       (213,438)         (1,382)
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    30,482,858       7,763,284      55,033,521       9,480,872
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --       9,999,903              --       9,999,981
                                                    ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    30,231,720      18,828,324      50,435,831      20,571,143
Net Assets -- Beginning of Period ................    18,828,324              --      20,571,143              --
                                                    ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................  $ 49,060,044     $18,828,324    $ 71,006,974     $20,571,143
                                                    ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         3,606             779           6,126             934
 Units Redeemed ..................................          (937)            (53)         (1,380)            (66)
                                                    ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................         2,669             726           4,746             868
                                                    ============     ===========    ============     ===========



                                                               EQ/PIMCO
                                                             Real Return
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,847,847    $   8,238,862
 Net realized gain (loss) on investments .........      3,829,324       (1,120,384)
 Change in unrealized appreciation
  (depreciation) of investments ..................     28,562,465       (9,769,342)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     38,239,636       (2,650,864)
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     79,109,648      125,385,505
  Transfers between funds including
   guaranteed interest account, net ..............     88,930,409       42,455,706
  Transfers for contract benefits and
   terminations ..................................    (20,859,358)     (11,096,209)
  Contract maintenance charges ...................     (2,950,283)      (1,442,063)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    144,230,416      155,302,939
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         99,653          (30,899)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................    182,569,705      152,621,176
Net Assets -- Beginning of Period ................    304,380,793      151,759,617
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 486,950,498    $ 304,380,793
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         25,813           26,045
 Units Redeemed ..................................        (11,343)         (10,221)
                                                    -------------    -------------
 Net Increase (Decrease) .........................         14,470           15,824
                                                    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Short                         EQ/Small
                                                            Duration Bond                    Company Index
                                                   ------------------------------- ---------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  2,148,882    $  1,275,010    $    (785,522)   $    (460,973)
 Net realized gain (loss) on investments .........       954,551         795,589       57,778,402       41,597,429
 Change in unrealized appreciation
  (depreciation) of investments ..................      (412,042)       (674,697)     (71,918,814)      20,025,443
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     2,691,391       1,395,902      (14,925,934)      61,161,899
                                                    ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    17,276,944      23,322,093       57,163,322       73,200,232
  Transfers between funds including
   guaranteed interest account, net ..............     7,351,269      21,868,111      (32,828,333)       4,284,882
  Transfers for contract benefits and
   terminations ..................................    (5,974,974)     (4,930,007)     (36,399,028)     (24,584,006)
  Contract maintenance charges ...................      (514,672)       (288,168)      (3,782,262)      (2,952,262)
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    18,138,567      39,972,029      (15,846,301)      49,948,846
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        80,116         (56,326)          (2,322)         (78,562)
                                                    ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    20,910,074      41,311,605      (30,774,557)     111,032,183
Net Assets -- Beginning of Period ................    59,883,044      18,571,439      475,466,872      364,434,689
                                                    ------------    ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 80,793,118    $ 59,883,044    $ 444,692,315    $ 475,466,872
                                                    ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         7,585          10,328            5,902           12,308
 Units Redeemed ..................................        (5,817)         (6,318)          (6,674)          (8,553)
                                                    ------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         1,768           4,010             (772)           3,755
                                                    ============    ============    =============    =============



                                                           EQ/T. Rowe Price
                                                           Growth Stock (e)
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,277,057)   $     (765,677)
 Net realized gain (loss) on investments .........     24,486,444           417,258
 Change in unrealized appreciation
  (depreciation) of investments ..................    (25,648,683)       (2,505,475)
                                                    -------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     (3,439,296)       (2,853,894)
                                                    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     23,853,471        19,740,981
  Transfers between funds including
   guaranteed interest account, net ..............    236,913,422       (10,410,077)
  Transfers for contract benefits and
   terminations ..................................    (16,236,193)       (1,846,174)
  Contract maintenance charges ...................     (1,332,712)         (356,757)
                                                    -------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    243,197,988         7,127,973
                                                    -------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         17,686           (98,194)
                                                    -------------    --------------
Increase (Decrease) in Net Assets ................    239,776,378         4,175,885
Net Assets -- Beginning of Period ................     51,295,715        47,119,830
                                                    -------------    --------------
Net Assets -- End of Period ......................  $ 291,072,093    $   51,295,715
                                                    =============    ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         16,936             2,293
 Units Redeemed ..................................         (2,262)           (1,758)
                                                    -------------    --------------
 Net Increase (Decrease) .........................         14,674               535
                                                    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Templeton Growth (a)
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,911,943)    $   (63,999)
 Net realized gain (loss) on investments .........      3,536,098          72,643
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,014,476)      2,409,867
                                                    -------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (5,390,321)      2,418,511
                                                    -------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,146,323      23,602,090
  Transfers between funds including
   guaranteed interest account, net ..............     97,981,466      41,626,913
  Transfers for contract benefits and
   terminations ..................................    (10,373,599)       (485,816)
  Contract maintenance charges ...................     (1,272,154)        (39,508)
                                                    -------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    221,482,036      64,703,679
                                                    -------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (45)      3,000,770
                                                    -------------     -----------
Increase (Decrease) in Net Assets ................    216,091,670      70,122,960
Net Assets -- Beginning of Period ................     70,122,960              --
                                                    -------------     -----------
Net Assets -- End of Period ......................  $ 286,214,630     $70,122,960
                                                    =============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         23,623           6,609
 Units Redeemed ..................................         (3,676)           (389)
                                                    -------------     -----------
 Net Increase (Decrease) .........................         19,947           6,220
                                                    =============     ===========



                                                      EQ/UBS Growth and Income          EQ/Van Kampen Comstock
                                                   ------------------------------- --------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (521,621)   $   (307,981)   $     423,457    $  2,930,597
 Net realized gain (loss) on investments .........     4,179,584       1,364,045       18,648,767       2,814,607
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,590,749)      5,780,182      (32,146,462)     20,800,049
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      (932,786)      6,836,246      (13,074,238)     26,545,253
                                                    ------------    ------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    20,770,619      22,469,649       69,517,617     100,478,408
  Transfers between funds including
   guaranteed interest account, net ..............      (834,027)      8,159,032       (9,510,659)     40,420,322
  Transfers for contract benefits and
   terminations ..................................    (4,420,849)     (2,144,881)     (14,799,789)     (5,978,972)
  Contract maintenance charges ...................      (678,483)       (370,507)      (2,425,684)     (1,158,207)
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    14,837,260      28,113,293       42,781,485     133,761,551
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --         (85,247)             (21)        (43,706)
                                                    ------------    ------------    -------------    ------------
Increase (Decrease) in Net Assets ................    13,904,474      34,864,292       29,707,226     160,263,098
Net Assets -- Beginning of Period ................    70,592,857      35,728,565      259,641,835      99,378,737
                                                    ------------    ------------    -------------    ------------
Net Assets -- End of Period ......................  $ 84,497,331    $ 70,592,857    $ 289,349,061    $259,641,835
                                                    ============    ============    =============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         7,374           8,472            7,869          16,196
 Units Redeemed ..................................        (3,934)         (3,257)          (4,366)         (3,911)
                                                    ------------    ------------    -------------    ------------
 Net Increase (Decrease) .........................         3,440           5,215            3,503          12,285
                                                    ============    ============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Van Kampen
                                                          Emerging Markets Equity
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (19,088,257)    $   (8,126,472)
 Net realized gain (loss) on investments .........      446,664,476        164,112,415
 Change in unrealized appreciation
  (depreciation) of investments ..................        7,510,616         85,184,589
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      435,086,835        241,170,532
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      239,698,333        214,535,289
  Transfers between funds including
   guaranteed interest account, net ..............       20,394,939         22,946,486
  Transfers for contract benefits and
   terminations ..................................      (92,112,067)       (44,912,333)
  Contract maintenance charges ...................      (10,268,253)        (5,509,005)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      157,712,952        187,060,437
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,056)            30,392
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................      592,795,731        428,261,361
Net Assets -- Beginning of Period ................    1,034,662,335        606,400,974
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,627,458,066     $1,034,662,335
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           20,750             34,839
 Units Redeemed ..................................          (15,196)           (26,149)
                                                     --------------     --------------
 Net Increase (Decrease) .........................            5,554              8,690
                                                     ==============     ==============



                                                             EQ/Van Kampen               EQ/Van Kampen
                                                            Mid Cap Growth            Real Estate (c ) (g)
                                                   --------------------------------- ---------------------
                                                         2007             2006                2007
                                                   ---------------- ---------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,224,184)    $   (813,171)      $   1,071,250
 Net realized gain (loss) on investments .........     21,157,345        2,340,262           7,562,359
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,739,869        4,666,673         (53,491,083)
                                                    -------------     ------------       -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,673,030        6,193,764         (44,857,474)
                                                    -------------     ------------       -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     66,008,687       56,908,087          27,648,694
  Transfers between funds including
   guaranteed interest account, net ..............    113,561,380       17,867,191         479,842,930
  Transfers for contract benefits and
   terminations ..................................    (10,270,623)      (2,978,948)         (9,756,305)
  Contract maintenance charges ...................     (1,551,753)        (452,037)         (1,620,650)
                                                    -------------     ------------       -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    167,747,691       71,344,293         496,114,669
                                                    -------------     ------------       -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (52,168)            200,000
                                                    -------------     ------------       -------------
Increase (Decrease) in Net Assets ................    198,420,721       77,485,889         451,457,195
Net Assets -- Beginning of Period ................    120,410,892       42,925,003                  --
                                                    -------------     ------------       -------------
Net Assets -- End of Period ......................  $ 318,831,613     $120,410,892       $ 451,457,195
                                                    =============     ============       =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         13,520            8,786              59,830
 Units Redeemed ..................................         (2,703)          (3,212)             (5,355)
                                                    -------------     ------------       -------------
 Net Increase (Decrease) .........................         10,817            5,574              54,475
                                                    =============     ============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                           International Core
                                                   -----------------------------------
                                                          2007              2006
                                                   ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (11,099,081)   $    (850,349)
 Net realized gain (loss) on investments .........      281,548,796       94,007,542
 Change in unrealized appreciation
  (depreciation) of investments ..................     (143,168,641)      45,518,408
                                                     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      127,281,074      138,675,601
                                                     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       82,354,390      161,646,233
  Transfers between funds including
   guaranteed interest account, net ..............      (75,301,686)        (605,943)
  Transfers for contract benefits and
   terminations ..................................      (75,816,636)     (48,042,906)
  Contract maintenance charges ...................       (8,118,467)      (6,095,816)
                                                     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (76,882,399)     106,901,568
                                                     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (7,110)         (23,323)
                                                     --------------    -------------
Increase (Decrease) in Net Assets ................       50,391,565      245,553,846
Net Assets -- Beginning of Period ................      973,970,848      728,417,002
                                                     --------------    -------------
Net Assets -- End of Period ......................   $1,024,362,413    $ 973,970,848
                                                     ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            8,052           24,184
 Units Redeemed ..................................          (13,162)         (17,508)
                                                     --------------    -------------
 Net Increase (Decrease) .........................           (5,110)           6,676
                                                     ==============    =============



                                                              MarketPLUS                        MarketPLUS
                                                            Large Cap Core                   Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (934,831)   $  (1,796,290)   $  (3,115,637)   $  (3,878,114)
 Net realized gain (loss) on investments .........     67,447,660        6,569,821       14,111,167        3,594,117
 Change in unrealized appreciation
  (depreciation) of investments ..................    (59,398,695)      25,655,767       25,048,213       15,908,179
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      7,114,134       30,429,298       36,043,743       15,624,182
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     10,302,391       11,886,229       29,398,855       19,421,668
  Transfers between funds including
   guaranteed interest account, net ..............    (19,399,231)     (19,417,771)      63,462,388      (10,049,759)
  Transfers for contract benefits and
   terminations ..................................    (39,046,480)     (29,043,979)     (33,664,941)     (26,870,694)
  Contract maintenance charges ...................     (1,590,512)      (1,568,044)      (1,660,190)      (1,337,952)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (49,733,832)     (38,143,565)      57,536,112      (18,836,737)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (14,102)          21,946           (6,023)        (218,446)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (42,633,800)      (7,692,321)      93,573,832       (3,431,001)
Net Assets -- Beginning of Period ................    286,504,304      294,196,625      270,014,473      273,445,472
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 243,870,504    $ 286,504,304    $ 363,588,305    $ 270,014,471
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          1,691            2,250            8,416            4,249
 Units Redeemed ..................................         (6,258)          (6,261)          (4,572)          (5,398)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (4,567)          (4,011)           3,844           (1,149)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                             Mid Cap Value
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (4,610,290)  $  (9,965,435)
 Net realized gain (loss) on investments .........      260,539,525     113,397,988
 Change in unrealized appreciation
  (depreciation) of investments ..................     (277,118,388)    (10,969,222)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................      (21,189,153)     92,463,331
                                                    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       72,453,587     116,403,003
  Transfers between funds including
   guaranteed interest account, net ..............     (105,491,837)    (33,635,684)
  Transfers for contract benefits and
   terminations ..................................      (75,035,606)    (52,127,453)
  Contract maintenance charges ...................       (7,592,654)     (6,649,502)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (115,666,510)     23,990,364
                                                    ---------------   -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (6,127)       (270,837)
                                                    ---------------   -------------
Increase (Decrease) in Net Assets ................     (136,861,790)    116,182,858
Net Assets -- Beginning of Period ................      948,871,233     832,688,375
                                                    ---------------   -------------
Net Assets -- End of Period ......................  $   812,009,443   $ 948,871,233
                                                    ===============   =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            5,715          16,513
 Units Redeemed ..................................          (12,143)        (14,436)
                                                    ---------------   -------------
 Net Increase (Decrease) .........................           (6,428)          2,077
                                                    ===============   =============



                                                             Multimanager                      Multimanager
                                                           Aggressive Equity                     Core Bond
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,993,654)   $  (1,916,467)   $  17,362,876    $  17,065,188
 Net realized gain (loss) on investments .........      7,992,369        2,455,423       (4,088,282)      (3,228,993)
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,935,319        3,774,787       17,212,374          531,953
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,934,034        4,313,743       30,486,968       14,368,148
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     15,553,578       23,894,914       37,696,538       59,159,269
  Transfers between funds including
   guaranteed interest account, net ..............    (17,886,983)      (3,912,149)      (3,279,239)      (4,815,279)
  Transfers for contract benefits and
   terminations ..................................    (13,188,187)     (11,334,834)     (56,661,798)     (43,702,823)
  Contract maintenance charges ...................       (935,087)        (803,940)      (5,397,440)      (5,024,568)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (16,456,679)       7,843,991      (27,641,939)       5,616,599
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (190,880)          (4,366)        (146,797)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (4,522,645)      11,966,854        2,840,663       19,837,950
Net Assets -- Beginning of Period ................    139,332,453      127,365,599      651,223,813      631,385,863
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 134,809,808    $ 139,332,453    $ 654,064,476    $ 651,223,813
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          1,437            2,935           12,768           18,126
 Units Redeemed ..................................         (1,774)          (1,573)         (14,981)         (17,391)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (337)           1,362           (2,213)             735
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                              Health Care
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,476,018)   $  (1,071,415)
 Net realized gain (loss) on investments .........     32,370,131       16,123,069
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,588,306)      (5,318,741)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     21,305,807        9,732,913
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     35,569,857       54,077,910
  Transfers between funds including
   guaranteed interest account, net ..............     (4,934,070)      (3,586,124)
  Transfers for contract benefits and
   terminations ..................................    (19,346,186)     (13,415,982)
  Contract maintenance charges ...................     (2,671,786)      (2,170,542)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      8,617,815       34,905,262
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         91,984          (83,997)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     30,015,606       44,554,178
Net Assets -- Beginning of Period ................    290,868,155      246,313,977
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 320,883,761    $ 290,868,155
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,154            9,476
 Units Redeemed ..................................         (4,577)          (6,728)
                                                    -------------    -------------
 Net Increase (Decrease) .........................            577            2,748
                                                    =============    =============



                                                             Multimanager                      Multimanager
                                                              High Yield                   International Equity
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  53,414,827    $  49,438,110    $  (4,709,108)   $   3,449,671
 Net realized gain (loss) on investments .........         42,690       (2,437,337)      81,851,913       38,023,707
 Change in unrealized appreciation
  (depreciation) of investments ..................    (38,526,322)      25,299,389      (13,590,584)      51,542,872
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     14,931,195       72,300,162       63,552,221       93,016,250
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     75,108,248       85,533,499       97,829,235      112,104,399
  Transfers between funds including
   guaranteed interest account, net ..............    (49,472,822)     (26,814,029)      (3,480,572)      59,555,542
  Transfers for contract benefits and
   terminations ..................................    (89,853,713)     (66,378,158)     (40,679,469)     (21,601,547)
  Contract maintenance charges ...................     (6,997,321)      (6,323,126)      (5,298,150)      (3,377,140)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (71,215,608)     (13,981,814)      48,371,044      146,681,254
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (11,818)         117,065           (2,709)          (8,075)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (56,296,231)      58,435,413      111,920,556      239,689,429
Net Assets -- Beginning of Period ................    935,825,123      877,389,710      568,599,253      328,909,824
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 879,528,892    $ 935,825,123    $ 680,519,809    $ 568,599,253
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,880           16,929           10,956           21,714
 Units Redeemed ..................................         (9,385)         (14,107)          (8,462)         (12,702)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,505)           2,822            2,494            9,012
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                         Large Cap Core Equity
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,861,159)    $ (1,358,297)
 Net realized gain (loss) on investments .........     23,483,211       10,381,372
 Change in unrealized appreciation
  (depreciation) of investments ..................    (15,770,813)       9,375,370
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      5,851,239       18,398,445
                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     16,575,734       14,667,477
  Transfers between funds including
   guaranteed interest account, net ..............     (3,134,775)        (446,184)
  Transfers for contract benefits and
   terminations ..................................    (13,817,236)      (9,337,989)
  Contract maintenance charges ...................     (1,514,077)      (1,310,913)
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (1,890,354)       3,572,391
                                                    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (1,216)        (169,619)
                                                    -------------     ------------
Increase (Decrease) in Net Assets ................      3,959,669       21,801,217
Net Assets -- Beginning of Period ................    173,390,317      151,589,100
                                                    -------------     ------------
Net Assets -- End of Period ......................  $ 177,349,986     $173,390,317
                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          3,239            3,487
 Units Redeemed ..................................         (3,458)          (3,265)
                                                    -------------     ------------
 Net Increase (Decrease) .........................           (219)             222
                                                    =============     ============



                                                             Multimanager                      Multimanager
                                                           Large Cap Growth                   Large Cap Value
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,535,388)   $  (4,293,703)   $  (2,319,683)   $   6,894,178
 Net realized gain (loss) on investments .........     51,853,612       25,155,188       96,064,770       30,224,587
 Change in unrealized appreciation
  (depreciation) of investments ..................    (19,182,119)     (24,507,555)     (81,818,072)      46,119,311
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     28,136,105       (3,646,070)      11,927,015       83,238,076
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     25,722,038       37,458,025       66,592,837       78,265,010
  Transfers between funds including
   guaranteed interest account, net ..............    (11,413,412)      (2,670,630)     (21,646,809)      10,482,129
  Transfers for contract benefits and
   terminations ..................................    (24,380,314)     (17,466,505)     (46,326,446)     (30,196,139)
  Contract maintenance charges ...................     (2,656,640)      (2,382,810)      (5,046,941)      (3,942,266)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,728,328)      14,938,080       (6,427,359)      54,608,734
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (1,538)         (82,430)          (2,128)         (45,731)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     15,406,239       11,209,580        5,497,528      137,801,079
Net Assets -- Beginning of Period ................    307,019,814      295,810,234      578,083,463      440,282,384
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 322,426,053    $ 307,019,814    $ 583,580,991    $ 578,083,463
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,643            8,596            8,867           15,572
 Units Redeemed ..................................         (7,225)          (7,463)          (9,490)         (11,780)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,582)           1,133             (623)           3,792
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Mid Cap Growth
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,127,383)   $  (3,757,989)
 Net realized gain (loss) on investments .........     56,472,196       54,438,545
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,234,848)     (20,798,505)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     41,109,965       29,882,051
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     28,099,308       46,830,926
  Transfers between funds including
   guaranteed interest account, net ..............    (27,419,637)     (13,081,660)
  Transfers for contract benefits and
   terminations ..................................    (34,635,321)     (23,768,158)
  Contract maintenance charges ...................     (3,654,882)      (3,269,071)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (37,610,532)       6,712,037
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,543)          31,908
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................      3,496,890       36,625,996
Net Assets -- Beginning of Period ................    410,738,703      374,112,707
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 414,235,593    $ 410,738,703
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          3,811            9,647
 Units Redeemed ..................................         (7,128)          (9,687)
                                                    -------------    -------------
 Net Increase (Decrease) .........................         (3,317)             (40)
                                                    =============    =============



                                                             Multimanager                      Multimanager
                                                             Mid Cap Value                 Small Cap Growth (f)
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,474,610)   $   1,079,807    $  (3,089,072)    $   (121,411)
 Net realized gain (loss) on investments .........     39,617,747       46,127,160       29,308,643        3,040,879
 Change in unrealized appreciation
  (depreciation) of investments ..................    (36,433,587)       2,072,576      (33,439,325)        (504,014)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (3,290,450)      49,279,543       (7,219,754)       2,415,454
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,192,130       46,692,805       30,977,521       62,254,258
  Transfers between funds including
   guaranteed interest account, net ..............    (42,633,623)      (1,740,517)      84,485,220       16,709,580
  Transfers for contract benefits and
   terminations ..................................    (34,927,644)     (23,164,723)     (12,954,807)      (5,531,117)
  Contract maintenance charges ...................     (3,763,511)      (3,293,724)      (1,809,027)        (825,775)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (42,132,648)      18,493,841      100,698,907       72,606,946
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,426)          45,773        5,351,699          (99,468)
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................    (45,425,524)      67,819,157       98,830,852       74,922,932
Net Assets -- Beginning of Period ................    438,540,180      370,721,023      147,402,710       72,479,778
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 393,114,656    $ 438,540,180    $ 246,233,562     $147,402,710
                                                    =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          4,292            9,305           21,675           19,763
 Units Redeemed ..................................         (7,199)          (8,120)         (10,151)         (11,616)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................         (2,907)           1,185           11,524            8,147
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                            Small Cap Value
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (10,432,975)   $  38,421,635
 Net realized gain (loss) on investments .........      91,427,573       97,622,076
 Change in unrealized appreciation
  (depreciation) of investments ..................    (174,133,468)      (9,872,148)
                                                    --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (93,138,870)     126,171,563
                                                    --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      35,637,468      123,107,526
  Transfers between funds including
   guaranteed interest account, net ..............    (121,687,075)     (61,523,196)
  Transfers for contract benefits and
   terminations ..................................     (81,889,679)     (63,768,931)
  Contract maintenance charges ...................      (7,121,145)      (6,710,652)
                                                    --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (175,060,431)      (8,895,253)
                                                    --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (4,259)           1,391
                                                    --------------    -------------
Increase (Decrease) in Net Assets ................    (268,203,560)     117,277,701
Net Assets -- Beginning of Period ................     992,357,112      875,079,411
                                                    --------------    -------------
Net Assets -- End of Period ......................  $  724,153,552    $ 992,357,112
                                                    ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           2,804           16,377
 Units Redeemed ..................................         (12,606)         (15,387)
                                                    --------------    -------------
 Net Increase (Decrease) .........................          (9,802)             990
                                                    ==============    =============



                                                             Multimanager                   Target 2015
                                                              Technology                  Allocation (a)
                                                   --------------------------------- -------------------------
                                                         2007             2006           2007         2006
                                                   ---------------- ---------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,478,117)   $  (3,852,955)   $   34,195   $   24,860
 Net realized gain (loss) on investments .........     25,150,618       18,894,807        13,099           --
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,946,945         (647,907)       32,310       53,735
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in net assets from
  operations .....................................     41,619,446       14,393,945        79,604       78,595
                                                    -------------    -------------    ----------   ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,472,575       40,562,693            --           --
  Transfers between funds including
   guaranteed interest account, net ..............     49,358,494      (19,886,979)           --           --
  Transfers for contract benefits and
   terminations ..................................    (25,270,554)     (15,812,757)           --           --
  Contract maintenance charges ...................     (2,320,125)      (1,831,655)           --           --
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     61,240,390        3,031,302            --           --
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (792)        (124,430)           --    1,000,000
                                                    -------------    -------------    ----------   ----------
Increase (Decrease) in Net Assets ................    102,859,044       17,300,817        79,604    1,078,595
Net Assets -- Beginning of Period ................    271,319,497      254,018,680     1,078,595           --
                                                    -------------    -------------    ----------   ----------
Net Assets -- End of Period ......................  $ 374,178,541    $ 271,319,497    $1,158,199   $1,078,595
                                                    =============    =============    ==========   ==========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         12,042           11,214            --           --
 Units Redeemed ..................................         (7,924)         (11,358)           --           --
                                                    -------------    -------------    ----------   ----------
 Net Increase (Decrease) .........................          4,118             (144)           --           --
                                                    =============    =============    ==========   ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Target 2025               Target 2035               Target 2045
                                                        Allocation (a)            Allocation (a)            Allocation (a)
                                                   ------------------------- ------------------------- -------------------------
                                                       2007         2006         2007         2006         2007         2006
                                                   ------------ ------------ ------------ ------------ ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   28,857   $   21,595   $   25,690   $   17,915   $   21,696   $   15,030
 Net realized gain (loss) on investments .........      14,417           --       11,466           --       35,055           --
 Change in unrealized appreciation
  (depreciation) of investments ..................      38,288       65,297       45,236       76,584       30,737       86,177
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in net assets from
  operations .....................................      81,562       86,892       82,392       94,499       87,488      101,207
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........          --           --           --           --           --           --
  Transfers between funds including
   guaranteed interest account, net ..............          --           --           --           --           --           --
  Transfers for contract benefits and
   terminations ..................................          --           --           --           --           --           --
  Contract maintenance charges ...................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          --    1,000,000           --    1,000,000                 1,000,000
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Increase (Decrease) in Net Assets ................      81,562    1,086,892       82,392    1,094,499       87,488    1,101,207
Net Assets -- Beginning of Period ................   1,086,892           --    1,094,499           --    1,101,207           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net Assets -- End of Period ......................  $1,168,454   $1,086,892   $1,176,891   $1,094,499   $1,188,695   $1,101,207
                                                    ==========   ==========   ==========   ==========   ==========   ==========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          --           --           --           --           --           --
 Units Redeemed ..................................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net Increase (Decrease) .........................          --           --           --           --           --           --
                                                    ==========   ==========   ==========   ==========   ==========   ==========

-------
(a) Commenced operations on September 18, 2006.
(b) Commenced operations on May 29, 2007.
(c) Commenced operations on August 17, 2007.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(g) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(h) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
The accompanying notes are an integral part of these financial statements.


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2007

1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

    The Account consists of 74 variable investment options:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Large Cap Growth
    o EQ/AllianceBernstein Quality Bond
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/AllianceBernstein Value
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity(1)
    o EQ/BlackRock International Value(1)
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/FI Mid Cap
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International ETF
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Legg Mason Value Equity
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock(2)
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kamper Real Estate
    o MarketPLUS International Core(3)
    o MarketPLUS Large Cap Core(4)
    o MarketPLUS Large Cap Growth(5)
    o MarketPLUS Mid Cap Value(6)
    o Multimanager Aggressive Equity(9)
    o Multimanager Core Bond(9)
    o Multimanager Health Care(9)
    o Multimanager High Yield(9)
    o Multimanager International Equity(9)
    o Multimanager Large Cap Core Equity(9)
    o Multimanager Large Cap Growth(9)
    o Multimanager Large Cap Value(9)
    o Multimanager Mid Cap Growth(9)
    o Multimanager Mid Cap Value(9)
    o Multimanager Small Cap Growth(7)
    o Multimanager Small Cap Value(8)
    o Multimanager Technology(9)


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

1.  Organization (Concluded)

    (1) Formerly known as EQ/Mercury.
    (2) Formerly known as EQ/TCW Equity.
    (3) Formerly known as EQ/Capital Guardian International.
    (4) Formerly known as EQ/MFS Investors Trust.
    (5) Formerly known as EQ/MFS Emerging Growth Companies.
    (6) Formerly known as EQ/FI Mid Cap Value.
    (7) Formerly known as EQ/Small Company Growth.
    (8) Formerly known as EQ/Small Cap Value.
    (9) Formerly known as AXA Premier VIP.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans
    (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    On September 15, 2006, the FASB issued Statement of Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. AXA does not anticipate any impact to the net assets of the Account, upon adoption.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

2.  Significant Accounting Policies (Concluded)

    guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:



                                                                    Purchases          Sales
                                                                ----------------- ---------------
AXA Aggressive Allocation ...................................    $1,574,000,567    $203,580,195
AXA Conservative Allocation .................................       483,727,415     274,474,555
AXA Conservative-Plus Allocation ............................       517,140,202     226,909,021
AXA Moderate Allocation .....................................     1,781,804,729     429,829,076
AXA Moderate-Plus Allocation ................................     4,194,688,826     441,795,368
EQ/AllianceBernstein Common Stock ...........................       105,782,979     274,200,417
EQ/AllianceBernstein Intermediate Government Securities .....        94,526,527     100,339,401
EQ/AllianceBernstein International ..........................       525,842,995     147,392,745
EQ/AllianceBernstein Large Cap Growth .......................        66,214,400      89,930,038
EQ/AllianceBernstein Quality Bond ...........................       115,244,586      91,853,154
EQ/AllianceBernstein Small Cap Growth .......................       179,907,316     131,342,305
EQ/AllianceBernstein Value ..................................     1,184,342,286     426,360,657
EQ/Ariel Appreciation II ....................................        38,364,867      14,129,840
EQ/AXA Rosenberg Value Long/Short Equity ....................        47,765,462      57,104,662
EQ/BlackRock Basic Value Equity .............................       215,197,170     168,182,333
EQ/BlackRock International Value ............................       365,062,359     252,692,461
EQ/Boston Advisors Equity Income ............................        70,256,059      56,315,936
EQ/Calvert Socially Responsible .............................        21,242,617      16,651,000
EQ/Capital Guardian Growth ..................................       122,838,328      82,764,398
EQ/Capital Guardian Research ................................       987,666,083     261,431,485
EQ/Caywood-Scholl High Yield Bond ...........................        88,587,214      41,872,664
EQ/Davis New York Venture ...................................       242,695,862      30,349,759
EQ/Equity 500 Index .........................................       263,550,231     342,362,255
EQ/Evergreen International Bond .............................       135,764,559      28,971,003
EQ/Evergreen Omega ..........................................        80,017,106      50,391,265
EQ/FI Mid Cap ...............................................       292,675,179     184,213,883
EQ/Franklin Income ..........................................       570,493,777      78,283,279
EQ/Franklin Small Cap Value .................................        77,440,875      27,483,390
EQ/Franklin Templeton Founding Strategy .....................       848,705,074      27,353,197
EQ/GAMCO Mergers and Acquisitions ...........................        73,822,473      24,471,792
EQ/GAMCO Small Company Value ................................       307,490,507      86,416,754
EQ/International ETF ........................................            43,151              --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


3.  Purchases and Sales of Investments (Concluded)


                                                    Purchases          Sales
                                                ---------------- ----------------
EQ/International Growth .....................    $  212,680,981   $   69,155,055
EQ/JP Morgan Value Opportunities ............       143,798,066      140,287,917
EQ/JPMorgan Core Bond .......................       245,153,404      218,046,730
EQ/Legg Mason Value Equity ..................        60,083,666       41,192,550
EQ/Long Term Bond ...........................        78,437,130       50,383,490
EQ/Lord Abbett Growth and Income ............        63,857,087       49,292,034
EQ/Lord Abbett Large Cap Core ...............        45,443,268       19,568,876
EQ/Lord Abbett Mid Cap Value ................       182,756,218       75,154,237
EQ/Marsico Focus ............................       442,765,372      257,546,754
EQ/Money Market .............................     1,314,819,221    1,076,224,388
EQ/Montag & Caldwell Growth .................        76,210,012       13,332,892
EQ/Mutual shares ............................       337,206,972       62,334,863
EQ/Oppenheimer Global .......................       106,280,264       13,679,044
EQ/Oppenheimer Main Street Opportunity ......        43,595,447       11,147,362
EQ/Oppenheimer Main Street Small Cap ........        71,728,214       16,216,462
EQ/PIMCO Real Return ........................       275,289,844      121,029,792
EQ/Short Duration Bond ......................        81,900,953       61,613,220
EQ/Small Company Index ......................       134,249,184      117,666,036
EQ/T. Rowe Price Growth Stock ...............       251,213,192       40,806,349
EQ/Templeton Founding Strategy ..............       848,705,074       27,353,197
EQ/Templeton Growth .........................       263,830,235       43,473,860
EQ/UBS Growth and Income ....................        39,639,289       25,323,649
EQ/Van Kampen Comstock ......................       110,858,803       57,387,901
EQ/Van Kampen Emerging Markets Equity .......       799,525,466      379,792,888
EQ/Van Kampen Mid Cap Growth ................       222,650,115       42,972,814
EQ/Van Kampen Real Estate ...................       592,379,012       52,915,501
MarketPLUS International Core ...............       336,206,732      227,082,320
MarketPLUS Large Cap Core ...................        76,514,085       75,405,954
MarketPLUS Large Cap Growth .................       129,519,874       75,105,421
MarketPLUS Mid Cap Value ....................       317,174,619      226,599,246
MarketPlus Small Cap Value ..................       116,011,310      234,573,656
Multimanager Aggressive Equity ..............        32,494,465       50,944,799
Multimanager Core Bond ......................       169,638,479      179,921,909
Multimanager Health Care ....................        92,166,089       63,650,471
Multimanager High Yield .....................       213,304,121      231,116,721
Multimanager International Equity ...........       245,829,048      164,226,264
Multimanager Large Cap Core Equity ..........        56,123,337       48,095,082
Multimanager Large Cap Growth ...............        99,980,987       80,668,907
Multimanager Large Cap Value ................       203,928,625      153,428,851
Multimanager Mid Cap Growth .................        92,728,457       95,248,564
Multimanager Mid Cap Value ..................       100,107,114      113,875,893
Multimanager Small Cap Growth ...............       210,458,013       97,409,394
Multimanager Technology .....................       156,079,275       99,318,164
Target 2015 Allocation ......................            47,294               --
Target 2025 Allocation ......................            43,274               --
Target 2035 Allocation ......................            37,156               --
Target 2045 Allocation ......................            56,756               --

4.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

    AXA Equitable serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with


                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

4.  Expenses and Related Party Transactions (Concluded)

    respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

5.  Substitutions/Reorganizations

    Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio              Surviving Portfolio
----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income                     EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------
Shares -- Class B               44,933,985                    162,692,850
Value -- Class B            $        19.21                 $        16.27
Net assets before merger    $  863,181,852                 $1,783,830,817
Net assets after merger     $           --                 $2,647,012,669
----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate           EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------
Shares -- Class A              21,299,976                     56,627,684
Value -- Class A           $        23.88                 $         9.13
Net assets before merger   $  508,643,427                 $    8,367,328
Net assets after merger    $           --                 $  517,010,755
----------------------------------------------------------------------------------------
July 6, 2007               EQ/Capital Guardian            EQ/Capital Guardian
                           U.S. Equity                    Research
----------------------------------------------------------------------------------------
Shares -- Class B              83,827,127                    116,269,762
Value -- Class B           $        12.05                 $        15.08
Net assets before merger   $1,010,116,880                 $  743,231,131
Net assets after merger    $           --                 $1,753,348,011
----------------------------------------------------------------------------------------



                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

5.  Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------------
July 6, 2007                Removed Portfolio               Surviving Portfolio
--------------------------------------------------------------------------------------
                                                            EQ/T. Rowe Price
                            EQ/Janus Large Cap Growth       Growth Stock
--------------------------------------------------------------------------------------
Shares -- Class B             30,565,607                      12,460,629
Value -- Class B            $       7.62                    $      23.21
Net assets before merger    $232,909,925                    $ 56,301,274
Net assets after merger     $         --                    $289,211,199
--------------------------------------------------------------------------------------
                            EQ/Wells Fargo Montgomery       Multimanager Small
                            Small Cap                       Cap Growth
--------------------------------------------------------------------------------------
Shares -- Class B              8,839,563                      28,086,973
Value -- Class B            $      14.94                    $      10.65
Net assets before merger    $132,063,071                    $167,063,191
Net assets after merger     $         --                    $299,126,262
--------------------------------------------------------------------------------------
 November 17, 2006          Laudus Rosenberg VIT            EQ/AXA Rosenberg
                            Value Long/Short Equity         Value Long/Short Equity
--------------------------------------------------------------------------------------
Shares -- Class B             13,400,696                      13,400,696
Value -- Class B            $143,923,474                    $143,923,474
Net Assets before merger    $143,923,474                              --
Net Assets after merger               --                    $143,923,474
--------------------------------------------------------------------------------------

6.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:



                                                                        Asset-based                    Current     Maximum
                                                      Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                      Expense Risks       Charge          Charge        Charge     Charge
                                                     --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ..............................        0.50%             --               --          0.50%      0.50%
Accumulator Express ..............................        0.70%            0.25%             --          0.95%      0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ....................................        0.90%            0.30%             --          1.20%      1.20%
Accumulator issued after April 1, 2002 ...........        0.75%            0.25%            0.20%        1.20%      1.20%
Accumulator issued on or after
  September 15, 2003 .............................        0.75%            0.30%            0.20%        1.25%      1.25%
Retirement Income for Life .......................        0.75%            0.30%            0.20%        1.25%      1.25%
Accumulator 06, 07 ...............................        0.80%            0.30%            0.20%        1.30%      1.30%
Stylus ...........................................        0.80%            0.30%            0.05%        1.15%      1.15%
Retirement Income for Life (NY) ..................        0.80%            0.30%            0.20%        1.30%      1.30%
Accumulator issued on or after May 1, 1997 .......        1.10%            0.25%             --          1.35%      1.35%
Accumulator Plus .................................        0.90%            0.25%            0.25%        1.40%      1.40%
Accumulator Plus issued on or after
  September 15, 2003 .............................        0.90%            0.35%            0.25%        1.50%      1.50%
Accumulator issued on or after March 1, 2000 .....        1.10%            0.25%            0.20%        1.55%      1.55%
Accumulator Elite, Plus, Select ..................        1.10%            0.25%            0.25%        1.60%      1.60%
Accumulator Elite issued on or after
  September 15, 2003 .............................        1.10%            0.30%            0.25%        1.65%      1.65%
Accumulator Elite 06, 07 .........................        1.10%            0.30%            0.25%        1.65%      1.65%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Continued)


                                                           Asset-based                    Current     Maximum
                                         Mortality and   Administration   Distribution   Aggregate   Aggregate
                                         Expense Risks       Charge          Charge        Charge     Charge
                                        --------------- ---------------- -------------- ----------- ----------
Accumulator Select issued on or
  after September 15, 2003 ..........        1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Elite II ................        1.10%           0.25%            0.45%        1.80%       1.80%
Accumulator Select II ...............        1.10%           0.35%            0.45%        1.90%       1.90%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.


                                             When charge
               Charges                       is deducted                      Amount deducted                      How deducted
               -------                       -----------                      ---------------                      ------------
Charges for state premium and other   At time of transaction       Varies by state                             Applied to an annuity
applicable taxes                                                                                               payout option

Charge for Trust expenses             Daily                        Varies by portfolio                         Unit value

Annual Administrative charge          Annually on each             Depending on account value, in Years 1      Unit liquidation
                                      contract date anniversary.   to 2 lesser of $30 or 2% of account         from account value
                                                                   value, thereafter $30

Variable Immediate Annuity payout     At time of transaction       $350 annuity administrative fee             Unit liquidation from
option administrative fee                                                                                      account value

Withdrawal charge                     At time of transaction       Low - During the first seven contract       Unit liquidation from
                                                                   years following a contribution, a 7%        account value
                                                                   charge is deducted in the first contract
                                                                   year from amounts withdrawn that exceed
                                                                   10% of the account value. It declines 1%
                                                                   each year to 1% in the seventh contract
                                                                   year.

                                                                   High - During the first eight contract
                                                                   years following a contribution, a charge
                                                                   is deducted from amounts withdrawn that
                                                                   exceed 10% of the account value. The
                                                                   charge is 8% in the first two contract
                                                                   years following a contribution; the
                                                                   charge is 7% in the third and fourth
                                                                   contract years following a contribution;
                                                                   thereafter it declines by 1% each year
                                                                   in the fifth to eighth contract year.

BaseBuilder benefit charge            Annually on each             0.30%                                       Unit liquidation from
                                      contract date anniversary.                                               account value

Protection Plus                       Annually on each             Low - 0.20%                                 Unit liquidation from
                                      contract date anniversary.                                               account value
                                                                   High - 0.35%.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85            Annually on each             Low - 0.20% of the Annual ratchet to        Unit liquidation from
                                      contract date anniversary.   age 85 benefit base                         account value
                                                                   High - 0.30% of the Annual ratchet to
                                                                   age 85 benefit base

  Greater of 5% rollup to age 85 or   Annually on each             0.50% of the greater of 5% roll-up to       Unit liquidation from
  annual ratchet to age 85            contract date anniversary.   age 85 or annual ratchet to age 85          account value
                                                                   benefit base

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Concluded)


                                                When charge
               Charges                          is deducted                     Amount deducted                    How deducted
               -------                          -----------                     ---------------                    ------------
  6% rollup to age 80 or 70                                          0.20% of 6% roll-up to age 80 (or 70)
                                                                     benefit base

  6% rollup to age 85                    Annually on each            Low - 0.35% of the 6% roll-up to          Unit liquidation from
                                         contract date anniversary.  age 85 benefit base                       account value

                                                                     High - 0.45% of the 6% roll-up to
                                                                     age 85 benefit base

  Greater of 6% or 3% rollup to age      Annually on each            Low - 0.45% of the 6% roll-up to          Unit liquidation from
  85 or annual ratchet to age 85         contract date anniversary.  age 85 benefit base or the Annual         account value
                                                                     ratchet to age 85 benefit base,
                                                                     as applicable

                                                                     High - 0.65% of the 6% or 3% roll-up
                                                                     to age 85 benefit base or the Annual
                                                                     ratchet to age 85 benefit base, as
                                                                     applicable

  Greater of 6.5% rollup to age                                      0.80% (max 0.95% if reset) of the
  85 or annual rachet to age 85                                      6.5% rollup to age 85 or annual
                                                                     rachet to age 85 benefit base

Guaranteed Withdrawal Benefit for        Annually on each            0.30%                                     Unit liquidation from
Life Enhanced Death Benefit              contract date anniversary                                             account value

Earnings Enhancement Benefit             Annually on each            0.35%                                     Unit liquidation from
(additional death benefit)               contract date anniversary                                             account value

Guaranteed Minimum Income Benefit        Annually on each            Low - 0.45%                               Unit liquidation from
                                         contract date anniversary.                                            account value
                                                                     High - 0.80% (max to 1.10%)


Guaranteed Principal Benefit             Annually on first 10        Low - 100% Guaranteed Principal           Unit liquidation from
                                         contract date               Benefit - 0.50%                           account value
                                         anniversaries
                                                                     High - 125% Guaranteed Principal
                                                                     Benefit - 0.75%

Guaranteed Withdrawal Benefit            Annually on each            Low - 5% Withdrawal Option is 0.30%       Unit liquidation from
                                         contract date anniversary   High - 7% Withdrawal Option is 0.50%      account value

Net Loan Interest charge for             Netted against loan         2.00%                                     Unit liquidation from
Rollover                                 repayment                                                             account value

Retirement Income for Life               Annually on contract date   Low -  0.60% for Single life              Unit liquidation from
Benefit charge                           anniversary                        0.80% for Joint life               account value
                                                                     High - 0.75% for Single life
                                                                            0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   Annually on each            Low - 0.60% for Single life;              Unit liquidation from
(GWBL)                                   contract date anniversary      0.75% for Joint life                   account value
                                                                     High - 0.75% for Single life;
                                                                        0.90% for Joint life


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 14.25               --                --           --      5.63 %
         Highest contract charge 1.90% Class B (a)      $ 13.49               --                --           --      4.17 %
         All contract charges                                            189,188        $2,787,372         3.04%
  2006   Lowest contract charge 0.50% Class B (a)       $ 13.49               --                --           --      17.31 %
         Highest contract charge 1.90% Class B (a)      $ 12.95               --                --           --      15.46 %
         All contract charges                                --          103,270        $1,472,607         3.07%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.50               --                --           --      7.52 %
         Highest contract charge 1.90% Class B (a)      $ 11.22               --                --           --      6.01 %
         All contract charges                                --           46,362        $  572,360         5.10%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.70               --                --           --      7.00 %
         Highest contract charge 1.90% Class B (a)      $ 10.56               --                --           --      6.11 %
         All contract charges                                --           19,656        $  227,194         2.60%     --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.68               --                --           --      6.80 %
         Highest contract charge 1.70% Class B (d)      $ 10.66               --                --           --      6.62 %
         All contract charges                                --              625        $    6,664         1.20%     --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 11.78               --                --           --      5.27 %
         Highest contract charge 1.90% Class B (a)      $ 11.15               --                --           --      3.82 %
         All contract charges                                             43,687        $  512,686         4.38%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.19               --                --           --      5.84 %
         Highest contract charge 1.90% Class B (a)      $ 10.74               --                --           --      4.35 %
         All contract charges                                --           27,021        $  304,681         4.30%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.57               --                --           --      1.93 %
         Highest contract charge 1.90% Class B (a)      $ 10.29               --                --           --      0.50 %
         All contract charges                                --           18,040        $  194,239         4.02%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.37               --                --           --      3.74 %
         Highest contract charge 1.90% Class B (a)      $ 10.24               --                --           --      2.46 %
         All contract charges                                --            9,001        $   95,767         5.04%
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.32               --                --           --      3.76 %
         Highest contract charge 1.70% Class B (d)      $ 10.30               --                --           --      3.00 %
         All contract charges                                --              483        $    4,989         3.76%     --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 12.22               --                --           --      4.98 %
         Highest contract charge 1.90% Class B (a)      $ 11.57               --                --           --      3.49 %
         All contract charges                                             83,083        $1,028,164         3.70%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.64               --                --           --      8.22 %
         Highest contract charge 1.90% Class B (a)      $ 11.18               --                --           --      6.70 %
         All contract charges                                --           62,323        $  744,035         3.65%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.76               --                --           --      2.73 %
         Highest contract charge 1.90% Class B (a)      $ 10.48               --                --           --      1.29 %
         All contract charges                                --           40,493        $  451,307         4.68%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.47               --                --           --      4.93 %
         Highest contract charge 1.90% Class B (a)      $ 10.34               --                --           --      3.63 %
         All contract charges                                --           18,199        $  198,701         4.62%     --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.42               --                --           --      4.83 %
         Highest contract charge 1.70% Class B (d)      $ 10.41               --                --           --      4.10 %
         All contract charges                                --              821        $    8,552         4.83%     --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $  63.00               --                --           --      5.74 %
         Highest contract charge 1.90% Class B         $  46.16               --                --           --      4.25 %
         All contract charges                                            339,622        $5,580,780         3.49%
  2006   Lowest contract charge 0.50% Class B          $  59.58               --                --           --      9.77 %
         Highest contract charge 1.90% Class B         $  44.28               --                --           --      8.23 %
         All contract charges                                --          267,779        $4,210,726         3.03%     --
  2005   Lowest contract charge 0.50% Class B          $  54.27               --                --           --      4.27 %
         Highest contract charge 1.90% Class B         $  40.92               --                --           --      2.81 %
         All contract charges                                --          188,833        $2,886,531         2.93%     --
  2004   Lowest contract charge 0.50% Class B          $  52.05                                                      8.18 %
         Highest contract charge 1.90% Class B         $  39.80               --                --           --      6.66 %
         All contract charges                                --           94,832        $1,705,138         3.65%     --
  2003   Lowest contract charges 0.50% Class B         $  48.11               --                --           --      18.54 %
         Highest contract charges 1.90% Class B        $  37.31               --                --           --      16.86 %
         All contract charges                                --           18,997        $  653,817         3.59%     --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)      $  13.72               --                --           --      5.86 %
         Highest contract charge 1.90% Class B (a)     $  12.98               --                --           --      4.34 %
         All contract charges                                            689,233        $9,864,221         3.23%
  2006   Lowest contract charge 0.50% Class B (a)      $  12.96               --                --           --      13.93 %
         Highest contract charge 1.90% Class B (a)     $  12.44               --                --           --      12.33 %
         All contract charges                                --          450,637        $6,186,804         3.16%     --
  2005   Lowest contract charge 0.50% Class B (a)      $  11.37               --                --           --      6.14 %
         Highest contract charge 1.90% Class B (a)     $  11.07               --                --           --      4.65 %
         All contract charges                                --          231,245        $2,819,241         5.28%     --
  2004   Lowest contract charge 0.50% Class B (a)      $  10.71               --                --           --      7.46 %
         Highest contract charge 1.90% Class B (a)     $  10.58               --                --           --      6.13 %
         All contract charges                                --           82,739        $  955,400         4.09%     --
  2003   Lowest contract charge 1.25% Class B (d)      $  10.68               --                --           --      6.80 %
         Highest contract charge 1.70% Class B (d)     $  10.66               --                --           --      6.60 %
         All contract charges                                --            2,415        $   25,768         2.70%     --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 358.57               --                --           --      2.96 %
         Highest contract charge 1.90% Class B         $ 228.16               --                --           --      1.51 %
         All contract charges                                             41,874        $1,221,553         0.97%
  2006   Lowest contract charge 0.50% Class B          $ 348.26               --                --           --      10.14 %
         Highest contract charge 1.90% Class B         $ 224.77               --                --           --      8.59 %
         All contract charges                                --           44,440        $1,355,393         1.20%     --
  2005   Lowest contract charge 0.50% Class B          $ 316.20               --                --           --      3.78 %
         Highest contract charge 1.90% Class B         $ 206.99               --                --           --      2.33 %
         All contract charges                                --           36,983        $1,277,968         0.84%     --
  2004   Lowest contract charge 0.50% Class B          $ 304.68               --                --           --      13.55 %
         Highest contract charge 1.90% Class B         $ 202.28               --                --           --      11.95 %
         All contract charges                                --           23,045        $1,197,777         1.05%
  2003   Lowest contract charges 0.50% Class B         $ 268.33               --                --           --      48.81 %
         Highest contract charges 1.90% Class B        $ 180.69               --                --           --      46.72 %
         All contract charges                                --            5,325        $  877,988         1.30%     --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 23.06               --                --           --      6.32 %
         Highest contract charge 1.90% Class B       $ 18.19               --                --           --      4.84 %
         All contract charges                                          18,561        $  296,887         4.29%
  2006   Lowest contract charge 0.50% Class B        $ 21.69               --                --           --      2.61 %
         Highest contract charge 1.90% Class B       $ 17.35               --                --           --      1.17 %
         All contract charges                             --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B        $ 21.14               --                --           --      0.73 %
         Highest contract charge 1.90% Class B       $ 17.15               --                --           --       (0.68)%
         All contract charges                             --           20,170        $  320,909         3.41%         --
  2004   Lowest contract charge 0.50% Class B        $ 20.98               --                --           --      1.43 %
         Highest contract charge 1.90% Class B       $ 17.27               --                --           --          --
         All contract charges                             --           20,300        $  340,096         3.02%         --
  2003   Lowest contract charges 0.50% Class B       $ 20.69               --                --           --      1.61 %
         Highest contract charges 1.90% Class B      $ 17.27               --                --           --      0.22 %
         All contract charges                             --           17,987        $  328,020         4.49%         --
EQ/AllianceBernstein International (e)
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 22.65               --                --           --      11.14 %
         Highest contract charge 1.90% Class B       $ 18.91               --                --           --      9.62 %
         All contract charges                                          64,446        $1,284,350         1.43%
  2006   Lowest contract charge 0.50% Class B        $ 20.38               --                --           --      22.90 %
         Highest contract charge 1.90% Class B       $ 17.25               --                --           --      21.18 %
         All contract charges                             --           50,659        $  919,120         1.53%         --
  2005   Lowest contract charge 0.50% Class B        $ 16.58               --                --           --      14.72 %
         Highest contract charge 1.90% Class B       $ 14.24               --                --           --      13.11 %
         All contract charges                             --           39,214        $  585,935         1.67%         --
  2004   Lowest contract charge 0.50% Class B        $ 14.45               --                --           --      17.58 %
         Highest contract charge 1.90% Class B       $ 12.59               --                --           --      15.93 %
         All contract charges                             --           28,144        $  371,190         2.10%         --
  2003   Lowest contract charges 0.50% Class B       $ 12.29               --                --           --      34.47 %
         Highest contract charges 1.90% Class B      $ 10.86               --                --           --      32.60 %
         All contract charges                             --           20,522        $  232,935         2.53%         --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $  8.47               --                --           --      13.39 %
         Highest contract charge 1.90% Class B       $  7.49               --                --           --      11.79 %
         All contract charges                                          45,255        $  411,124           --
  2006   Lowest contract charge 0.50% Class B        $  7.47               --                --           --       (1.04)%
         Highest contract charge 1.90% Class B       $  6.70               --                --           --       (2.43)%
         All contract charges                             --           49,049        $  384,363           --          --
  2005   Lowest contract charge 0.50% Class B        $  7.55               --                --           --      14.36 %
         Highest contract charge 1.90% Class B       $  6.86               --                --           --      12.75 %
         All contract charges                             --           53,599        $  409,334           --          --
  2004   Lowest contract charge 0.50% Class B        $  6.60               --                --           --      7.84 %
         Highest contract charge 1.90% Class B       $  6.09               --                --           --      6.32 %
         All contract charges                             --           54,060        $  349,068           --          --
  2003   Lowest contract charges 0.50% Class B       $  6.12               --                --           --      22.65 %
         Highest contract charges 1.90% Class B      $  5.73               --                --           --      20.89 %
         All contract charges                             --           55,750        $  326,649           --          --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 19.09               --                --           --      4.03 %
         Highest contract charge 1.90% Class B       $ 15.60               --                --           --      2.56 %
         All contract charges                                          28,944        $  393,130         4.95%
  2006   Lowest contract charge 0.50% Class B        $ 18.35               --                --           --      3.30 %
         Highest contract charge 1.90% Class B       $ 15.21               --                --           --      1.85 %
         All contract charges                             --           27,600        $  371,451         4.04%           --
  2005   Lowest contract charge 0.50% Class B        $ 17.77               --                --           --      1.49 %
         Highest contract charge 1.90% Class B       $ 14.94               --                --           --      0.07 %
         All contract charges                             --           25,641        $  349,668         3.92%           --
  2004   Lowest contract charge 0.50% Class B        $ 17.51               --                --           --      3.23 %
         Highest contract charge 1.90% Class B       $ 14.93               --                --           --      1.78 %
         All contract charges                             --           21,465        $  310,126         4.04%           --
  2003   Lowest contract charges 0.50% Class B       $ 16.96               --                --           --      3.03 %
         Highest contract charges 1.90% Class B      $ 14.67               --                --           --      1.59 %
         All contract charges                             --           16,832        $  258,083         3.43%           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 22.92               --                --           --      16.11 %
         Highest contract charge 1.90% Class B       $ 19.71               --                --           --      14.46 %
         All contract charges                                          28,246        $  526,859           --
  2006   Lowest contract charge 0.50% Class B        $ 19.74               --                --           --      8.46 %
         Highest contract charge 1.90% Class B       $ 17.22               --                --           --      6.94 %
         All contract charges                             --           29,035        $  479,583           --           --
  2005   Lowest contract charge 0.50% Class B        $ 18.20               --                --           --      10.95 %
         Highest contract charge 1.90% Class B       $ 16.10               --                --           --      9.40 %
         All contract charges                             --           28,133        $  443,581           --           --
  2004   Lowest contract charge 0.50% Class B        $ 16.41               --                --           --      13.41 %
         Highest contract charge 1.90% Class B       $ 14.72               --                --           --      11.82 %
         All contract charges                             --           27,198        $  400,895           --           --
  2003   Lowest contract charges 0.50% Class B       $ 14.47               --                --           --      40.21 %
         Highest contract charges 1.90% Class B      $ 13.16               --                --           --      38.25 %
         All contract charges                             --           24,622        $  333,931           --           --
EQ/AllianceBernstein Value (n)
------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.41               --                --           --       (5.05)%
         Highest contract charge 1.90% Class B       $ 15.98               --                --           --       (6.39)%
         All contract charges                                         150,945        $2,349,958         1.61%
  2006   Lowest contract charge 0.50% Class B        $ 19.39               --                --           --      20.78 %
         Highest contract charge 1.90% Class B       $ 17.07               --                --           --      19.09 %
         All contract charges                             --          110,933        $1,850,638         1.64%         --
  2005   Lowest contract charge 0.50% Class B        $ 16.05               --                --           --      4.91 %
         Highest contract charge 1.90% Class B       $ 14.33               --                --           --      3.44 %
         All contract charges                             --          101,618        $1,439,640         1.18%         --
  2004   Lowest contract charge 0.50% Class B        $ 15.30               --                --           --      12.88 %
         Highest contract charge 1.90% Class B       $ 13.86               --                --           --      11.29 %
         All contract charges                             --           91,811        $1,278,595         1.46%         --
  2003   Lowest contract charges 0.50% Class B       $ 13.56               --                --           --      28.17 %
         Highest contract charges 1.90% Class B      $ 12.45               --                --           --      26.28 %
         All contract charges                             --           70,973        $  907,823         1.69%         --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value         (000s)          (000s)     Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- -------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 11.29                 --                --           --       (1.66)%
         Highest contract charge 1.90% Class B (g)      $ 10.94                 --                --           --       (3.10)%
         All contract charges                                                4,758        $   52,563         0.47%
  2006   Lowest contract charge 0.50% Class B (g)       $ 11.48                 --                --           --       10.61%
         Highest contract charge 1.90% Class B (g)      $ 11.29                 --                --           --        9.06%
         All contract charges                                --              2,735        $   31,030         1.21%         --
  2005   Lowest contract charge 0.50% Class B (g)       $ 10.38                 --                --           --        3.83%
         Highest contract charge 1.90% Class B (g)      $ 10.35                 --                --           --        3.49%
         All contract charges                                --                510        $    5,276         1.00%         --
EQ/AXA Rosenberg Value Long/Short Equity (i)
--------------------------------------------
         Unit Value 1.20% to 1.70%*
  2007   Lowest contract charge 1.20% Class B (a)       $ 11.04                 --                --           --        2.03%
         Highest contract charge 1.70% Class B (d)      $ 11.07                 --                --           --        1.47%
         All contract charges                                               12,069        $  134,307         1.91%
  2006   Lowest contract charge 1.20% Class B (a)       $ 10.82                 --                --           --        0.23%
         Highest contract charge 1.70% Class B (d)      $ 10.91                 --                --           --       (0.27)%
         All contract charges                                --             13,017        $  142,226         2.84%         --
  2005   Lowest contract charge 1.20% Class B (a)       $ 10.79                 --                --           --        6.22%
         Highest contract charge 1.70% Class B (d)      $ 10.94                 --                --           --        5.69%
         All contract charges                                --             11,318        $  123,394           --          --
  2004   Lowest contract charge 1.20% Class B (a)       $ 10.16                 --                --           --        1.27%
         Highest contract charge 1.70% Class B (d)      $ 10.35                 --                --           --        1.87%
         All contract charges                                --              3,869        $   39,780           --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.17                 --                --           --        1.72%
         Highest contract charge 1.70% Class B (d)      $ 10.16                 --                --           --        1.60%
         All contract charges                                --                 95        $      966           --          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 26.45                 --                --           --        0.69%
         Highest contract charge 1.90% Class B          $ 22.74             45,201        $  829,334         1.08%      (0.74)%
         All contract charges                                                   --                --           --       20.31%
  2006   Lowest contract charge 0.50% Class B           $ 26.27                 --                --           --       18.62%
         Highest contract charge 1.90% Class B          $ 22.91             44,747        $  846,668         2.90%         --
         All contract charges                                --                 --                --           --        2.44%
  2005   Lowest contract charge 0.50% Class B           $ 21.84                 --                --           --        1.00%
         Highest contract charge 1.90% Class B          $ 19.32             43,949        $  723,084         1.38%         --
         All contract charges                                --                 --                --           --       10.02%
  2004   Lowest contract charge 0.50% Class B           $ 21.32                 --                --           --        8.47%
         Highest contract charge 1.90% Class B          $ 19.12             40,543        $  701,451         2.37%
         All contract charges                                --                 --                --           --       30.58%
  2003   Lowest contract charges 0.50% Class B          $ 19.38                 --                --           --       28.69%
         Highest contract charges 1.90% Class B         $ 17.63             25,890        $  466,739         0.68%         --
         All contract charges                                --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 27.28                 --                --           --        9.65%
         Highest contract charge 1.90% Class B          $ 23.45                 --                --           --        8.06%
         All contract charges                                               52,311        $1,144,877         1.85%
  2006   Lowest contract charge 0.50% Class B           $ 24.88                 --                --           --       25.06%
         Highest contract charge 1.90% Class B          $ 21.70                 --                --           --       23.30%
         All contract charges                                --             51,776        $1,057,795         3.58%         --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 19.90               --               --            --       10.28%
         Highest contract charge 1.90% Class B          $ 17.60               --               --            --        8.74%
         All contract charges                                --           44,488         $754,971          1.84%        --
  2004   Lowest contract charge 0.50% Class B           $ 18.04               --               --            --       21.04%
         Highest contract charge 1.90% Class B          $ 16.18               --               --            --       19.33%
         All contract charges                                --           34,210         $557,170          1.66%
  2003   Lowest contract charges 0.50% Class B          $ 14.90               --               --            --       27.35%
         Highest contract charges 1.90% Class B         $ 13.56               --               --            --       25.56%
         All contract charges                                --           29,705         $415,925          2.52%         --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  7.50               --               --            --        3.31%
         Highest contract charge 1.90% Class B (c)      $  6.59               --               --            --        1.70%
         All contract charges                                             31,430         $202,051          1.82%
  2006   Lowest contract charge 0.50% Class B (c)       $  7.26               --               --            --       15.39%
         Highest contract charge 1.90% Class B (c)      $  6.48               --               --            --       13.77%
         All contract charges                                --           30,079         $198,213          2.39%         --
  2005   Lowest contract charge 0.50% Class B (c)       $  6.30               --               --            --        5.62%
         Highest contract charge 1.90% Class B (c)      $  5.69               --               --            --        4.14%
         All contract charges                                --           22,950         $135,055          2.19%         --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.96               --               --            --        9.05%
         Highest contract charge 1.90% Class B (c)      $  5.47               --               --            --        8.76%
         All contract charges                                --            3,003         $ 16,894          3.71%         --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 10.74               --               --            --       11.53%
         Highest contract charge 1.90% Class B          $  9.54               --               --            --        9.91%
         All contract charges                                              5,341         $ 62,358          0.23%
  2006   Lowest contract charge 0.50% Class B           $  9.63               --               --            --        4.70%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --        3.24%
         All contract charges                                --            5,169         $ 54,129            --          --
  2005   Lowest contract charge 0.50% Class B           $  9.20               --               --            --        8.20%
         Highest contract charge 1.90% Class B          $  8.40               --               --            --        6.68%
         All contract charges                                --            4,883         $ 47,467            --          --
  2004   Lowest contract charge 0.50% Class B           $  8.50               --               --            --        3.07%
         Highest contract charge 1.90% Class B          $  7.88               --               --            --        1.62%
         All contract charges                                --            3,656         $ 31,705            --          --
  2003   Lowest contract charges 0.50% Class B          $  8.25               --               --            --       27.31%
         Highest contract charges 1.90% Class B         $  7.75               --               --            --       25.41%
         All contract charges                                --            2,756         $ 21,924            --          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.95               --               --            --        4.91%
         Highest contract charge 1.90% Class B          $ 12.85               --               --            --        3.46%
         All contract charges                                             34,213         $439,864            --
  2006   Lowest contract charge 0.50% Class B           $ 14.25               --               --            --        6.87%
         Highest contract charge 1.90% Class B          $ 12.42               --               --            --        5.37%
         All contract charges                                --           30,418         $380,312          0.18%         --
  2005   Lowest contract charge 0.50% Class B           $ 13.33               --               --            --        4.58%
         Highest contract charge 1.90% Class B          $ 11.79               --               --            --        3.12%
         All contract charges                                --           23,591         $283,809          0.21%         --
  2004   Lowest contract charge 0.50% Class B           $ 12.75               --               --            --        5.01%
         Highest contract charge 1.90% Class B          $ 11.44               --               --            --        3.53%
         All contract charges                                --           20,651         $244,375          0.51%         --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Capital Guardian Growth (Continued)
-------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 12.14
         Highest contract charges 1.90% Class B         $ 11.05
         All contract charges                                --
EQ/Capital Guardian Research (j)
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.12
         Highest contract charge 1.90% Class B          $ 12.49
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 13.96
         Highest contract charge 1.90% Class B          $ 12.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B          $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B          $ 10.95
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.76
         Highest contract charges 1.90% Class B         $ 10.07
         All contract charges                                --
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.49
         Highest contract charge 1.90% Class B (f)      $ 11.06
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.23
         Highest contract charge 1.90% Class B (f)      $ 10.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.46
         Highest contract charge 1.90% Class B (f)      $ 10.36
         All contract charges                                --
EQ/Davis New York Venture
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.23
         Highest contract charge 1.90% Class B (h)      $ 11.02
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.88
         Highest contract charge 1.90% Class B (h)      $ 10.83
         All contract charges                                --
EQ/Equity 500 Index
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 34.94
         Highest contract charge 1.90% Class B          $ 28.72
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 33.46
         Highest contract charge 1.90% Class B          $ 27.90
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 29.22
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 28.13
         Highest contract charge 1.90% Class B          $ 24.12
         All contract charges                                --



                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment       Total
                (000s)          (000s)     Income ratio**   Return***
         ------------------- ------------ ---------------- ------------
EQ/Capital Guardian Growth (Continued)
-----------------------------------------------------------------------
  2003              --                --           --        23.38%
                    --                --           --        21.70%
                22,285        $  254,404         0.13%          --
EQ/Capital Guardian Research (j)
--------------------------------
  2007              --                --           --         1.15%
                    --                --           --        (0.32)%
               113,240        $1,497,202         1.28%
  2006              --                --           --        11.50%
                    --                --           --         9.93%
                56,224        $  739,096         0.56%          --
  2005              --                --           --         5.53%
                    --                --           --         4.05%
                59,370        $  704,554         0.56%         --
  2004              --                --           --        10.35%
                    --                --           --         8.80%
                61,357        $  694,282         0.67%          --
  2003              --                --           --        30.90%
                    --                --           --        29.10%
                54,622        $  562,488         0.48%          --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2007              --                --           --         2.32%
                    --                --           --         0.82%
                15,706        $  143,500         7.16%
  2006              --                --           --         7.42%
                    --                --           --         5.92%
                10,025        $  103,369         7.96%          --
  2005              --                --           --         4.56%
                    --                --           --         3.58%
                 3,193        $   33,180        15.00%          --
EQ/Davis New York Venture
-------------------------
  2007              --                --           --         3.22%
                    --                --           --         1.75%
                24,733        $  273,949         0.62%
  2006              --                --           --         8.76%
                    --                --           --         8.29%
                 5,631        $   61,054         0.75%          --
EQ/Equity 500 Index
-------------------
  2007              --                --           --         4.42%
                    --                --           --         2.94%
                74,013        $1,576,822         1.31%
  2006              --                --           --        14.52%
                    --                --           --        12.91%
                76,302        $1,640,567         1.54%          --
  2005              --                --           --         3.88%
                    --                --           --         2.42%
                76,052        $1,537,157         1.35%          --
  2004              --                --           --         9.68%
                    --                --           --         8.14%
                67,829        $1,471,224         1.53%          --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 25.65
         Highest contract charges 1.90% Class B         $ 22.31
         All contract charges                                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 10.93
         Highest contract charge 1.90% Class B (g)      $ 10.59
         All contract charges
  2006   Lowest contract charge 0.50% Class B (g)       $ 10.05
         Highest contract charge 1.90% Class B (g)      $  9.88
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)       $  9.77
         Highest contract charge 1.90% Class B (g)      $  9.74
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 10.58
         Highest contract charge 1.90% Class B          $  9.32
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $  9.55
         Highest contract charge 1.90% Class B          $  8.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B          $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B          $  8.05
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  8.23
         Highest contract charges 1.90% Class B         $  7.67
         All contract charges                                --
EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.59
         Highest contract charge 1.90% Class B          $ 13.15
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 13.58
         Highest contract charge 1.90% Class B          $ 12.41
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.23
         Highest contract charge 1.90% Class B          $ 11.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.56
         Highest contract charge 1.90% Class B          $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.01
         Highest contract charges 1.90% Class B         $  9.55
         All contract charges                                --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.62
         Highest contract charge 1.90% Class B (h)      $ 10.42
         All contract charges



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003              --                --           --         27.21%
                    --                --           --         25.40%
                50,505        $1,166,468         1.51%           --
EQ/Evergreen International Bond
-------------------------------
  2007              --                --           --          8.76%
                    --                --           --          7.19%
                18,195        $  194,602         3.41%
  2006              --                --           --          2.90%
                    --                --           --          1.46%
                 8,137        $   80,817         0.43%           --
  2005              --                --           --         (2.31)%
                    --                --           --         (2.63)%
                   659        $    6,422           --            --
EQ/Evergreen Omega
------------------
  2007              --                --           --         10.79%
                    --                --           --          9.26%
                15,374        $  176,492           --
  2006              --                --           --          5.34%
                    --                --           --          3.86%
                13,748        $  141,667         2.13%           --
  2005              --                --           --          3.44%
                    --                --           --          1.99%
                15,270        $  147,725         0.04%           --
  2004              --                --           --          6.51%
                    --                --           --          5.01%
                15,623        $  142,569         0.35%           --
  2003              --                --           --         37.40%
                    --                --           --         35.51%
                 9,822        $   78,212           --            --
EQ/FI Mid Cap
-------------
  2007              --                --           --          7.44 %
                    --                --           --          5.96%
                70,501        $1,035,525           --
  2006              --                --           --         10.97%
                    --                --           --          9.41%
                72,246        $  989,519         3.28%           --
  2005              --                --           --          5.84%
                    --                --           --          4.35%
                70,729        $  867,602         7.65%           --
  2004              --                --           --         15.45%
                    --                --           --         13.82%
                64,623        $  740,923         2.53%           --
  2003              --                --           --         42.80%
                    --                --           --         40.88%
                49,567        $  483,002           --            --
EQ/Franklin Income
------------------
  2007              --                --           --          1.53%
                    --                --           --          0.10%
                57,439        $  601,803         4.16%

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Franklin Income (Continued)
-----------------------------
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.46
         Highest contract charge 1.90% Class B (h)      $ 10.41
         All contract charges                                --
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $  9.86
         Highest contract charge 1.90% Class B (h)      $  9.68
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.85
         Highest contract charge 1.90% Class B (h)      $ 10.80
         All contract charges                                --
EQ/Franklin Templeton Founding Strategy (p)
-------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (p)       $  9.57
         Highest contract charge 1.90% Class B (p)      $  9.48
         All contract charges
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.14
         Highest contract charge 1.90% Class B (f)      $ 11.69
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.79
         Highest contract charge 1.90% Class B (f)      $ 11.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.56
         Highest contract charge 1.90% Class B (f)      $ 10.46
         All contract charges                                --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $ 35.02
         Highest contract charge 1.90% Class B (c)      $ 26.60
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $ 32.21
         Highest contract charge 1.90% Class B (c)      $ 24.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $ 27.24
         Highest contract charge 1.90% Class B (c)      $ 21.28
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $ 26.24
         Highest contract charge 1.90% Class B (c)      $ 20.79
         All contract charges                                --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 16.72
         Highest contract charge 1.90% Class B (f)      $ 16.10
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 14.46
         Highest contract charge 1.90% Class B (f)      $ 14.12
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.56
         Highest contract charge 1.90% Class B (f)      $ 11.46
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Franklin Income (Continued)
------------------------------
  2006              --               --            --          4.56%
                    --               --            --          4.11%
                12,757         $132,983          2.34%           --
EQ/Franklin Small Cap Value
---------------------------
  2007              --               --            --       ( 9.12)%
                    --               --            --       (10.37)%
                 5,985         $ 58,243          0.48%
  2006              --               --            --          8.50%
                    --               --            --          8.03%
                 1,481         $ 16,022          0.54%           --
EQ/Franklin Templeton Founding Strategy (p)
-------------------------------------------
  2007              --               --            --        (4.30)%
                    --               --            --        (5.20)%
                83,451         $793,251          2.63%
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2007              --               --            --          2.97%
                    --               --            --          1.48%
                11,173         $131,859          0.78%
  2006              --               --            --         11.65%
                    --               --            --         10.08%
                 7,462         $ 86,530          6.34%           --
  2005              --               --            --          5.64%
                    --               --            --          4.65%
                 2,307         $ 24,225          5.28%           --
EQ/GAMCO Small Company Value
----------------------------
  2007              --               --            --          8.72%
                    --               --            --          7.21%
                15,674         $470,454          0.52%
  2006              --               --            --         18.24%
                    --               --            --         16.58%
                 8,969         $243,842          1.60%           --
  2005              --               --            --          3.80%
                    --               --            --          2.34%
                 5,611         $129,461          1.01%           --
  2004              --               --            --         13.51%
                    --               --            --         13.22%
                   797         $ 17,882          0.39%
EQ/International Growth
-----------------------
  2007              --               --            --         15.63%
                    --               --            --         14.02%
                16,401         $237,725          0.72%
  2006              --               --            --         25.01%
                    --               --            --         23.26%
                 6,096         $ 83,819          1.21%           --
  2005              --               --            --         15.64%
                    --               --            --         14.56%
                 1,394         $ 16,015          2.07%           --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 15.88
         Highest contract charge 1.90% Class B          $ 13.78
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 15.48
         Highest contract charge 1.90% Class B          $ 13.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.95
         Highest contract charge 1.90% Class B          $ 13.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.70
         Highest contract charge 1.90% Class B          $ 13.31
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 14.19
         Highest contract charges 1.90% Class B         $ 13.04
         All contract charges                                --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 17.16
         Highest contract charge 1.90% Class B          $ 14.75
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 17.46
         Highest contract charge 1.90% Class B          $ 15.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.58
         Highest contract charge 1.90% Class B          $ 12.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.10
         Highest contract charge 1.90% Class B          $ 12.64
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 12.78
         Highest contract charges 1.90% Class B         $ 11.62
         All contract charges                                --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 10.61
         Highest contract charge 1.90% Class B (g)      $ 10.28
         All contract charges
  2006   Lowest contract charge 0.50% Class B (g)       $ 11.33
         Highest contract charge 1.90% Class B (g)      $ 11.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)       $ 10.66
         Highest contract charge 1.90% Class B (g)      $ 10.63
         All contract charges                                --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.89
         Highest contract charge 1.90% Class B (f)      $ 10.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.19
         Highest contract charge 1.90% Class B (f)      $  9.95
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond
---------------------
  2007              --                --           --          2.58%
                    --                --           --          1.10%
                99,922        $1,271,392         4.32%
  2006              --                --           --          3.54%
                    --                --           --          2.09%
                99,116        $1,260,924         4.37%           --
  2005              --                --           --          1.71%
                    --                --           --          0.28%
                93,448        $1,190,350         3.56%           --
  2004              --                --           --          3.58%
                    --                --           --          2.12%
                80,724        $1,064,120         4.15%
  2003              --                --           --          2.84%
                    --                --           --          1.48%
                72,059        $  963,308         3.72%           --
EQ/JPMorgan Value Opportunities
-------------------------------
  2007              --                --           --        (1.72)%
                    --                --           --        (3.09)%
                27,538        $  419,788         1.32%
  2006              --                --           --         19.78%
                    --                --           --         18.10%
                31,332        $  492,862         4.27%           --
  2005              --                --           --          3.41%
                    --                --           --          1.95%
                35,102        $  468,128         1.50%           --
  2004              --                --           --         10.33%
                    --                --           --          8.78%
                38,178        $  499,166         1.28%           --
  2003              --                --           --         26.16%
                    --                --           --         24.41%
                39,281        $  471,766         1.42%           --
EQ/Legg Mason Value Equity
--------------------------
  2007              --                --           --        (6.35)%
                    --                --           --        (7.72)%
                17,409        $  180,500           --
  2006              --                --           --          6.30%
                    --                --           --          4.81%
                15,831        $  177,206         0.05%           --
  2005              --                --           --          6.62%
                    --                --           --          6.26%
                 2,464        $   26,219         0.13%           --
EQ/Long Term Bond
-----------------
  2007              --                --           --          6.87%
                    --                --           --          5.33%
                11,044        $  114,596         4.52%
  2006              --                --           --          1.31%
                    --                --           --        (0.11)%
                 8,360        $   83,248         5.01%           --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Long Term Bond (Continued)
-------------------------------------------------------------------
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.06
         Highest contract charge 1.90% Class B (f)      $  9.96
         All contract charges                                --
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.80
         Highest contract charge 1.90% Class B (f)      $ 12.32
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.43
         Highest contract charge 1.90% Class B (f)      $ 12.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.66
         Highest contract charge 1.90% Class B (f)      $ 10.56
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 13.11
         Highest contract charge 1.90% Class B (f)      $ 12.63
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.91
         Highest contract charge 1.90% Class B (f)      $ 11.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.62
         Highest contract charge 1.90% Class B (f)      $ 10.52
         All contract charges                                --
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.55
         Highest contract charge 1.90% Class B (f)      $ 12.09
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.54
         Highest contract charge 1.90% Class B (f)      $ 12.25
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.21
         Highest contract charge 1.90% Class B (f)      $ 11.11
         All contract charges                                --
EQ/Marsico Focus
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 19.52
         Highest contract charge 1.90% Class B          $ 17.85
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 17.20
         Highest contract charge 1.90% Class B          $ 15.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.82
         Highest contract charge 1.90% Class B          $ 14.88
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.36
         Highest contract charge 1.90% Class B          $ 13.70
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.06
         Highest contract charges 1.90% Class B         $ 12.63
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005              --                --           --          0.56%
                    --                --           --        (0.38)%
                 4,300        $   42,957         5.08%           --
EQ/Lord Abbett Growth and Income
--------------------------------
  2007              --                --           --          2.98%
                    --                --           --          1.48%
                11,815        $  147,275         1.13%
  2006              --                --           --         16.63%
                    --                --           --         14.99%
                11,071        $  135,386         1.21%           --
  2005              --                --           --          6.59%
                    --                --           --          5.59%
                 3,072        $   32,532         1.42%           --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2007              --                --           --         10.08%
                    --                --           --          8.60%
                 6,105        $   78,014         0.80%
  2006              --                --           --         12.13%
                    --                --           --         10.56%
                 4,229        $   49,544         1.21%           --
  2005              --                --           --          6.21%
                    --                --           --          5.22%
                 2,022        $   21,339         0.84%           --
EQ/Lord Abbett Mid Cap Value
----------------------------
  2007              --                --           --          0.08%
                    --                --           --        (1.31)%
                24,325        $  297,470         0.54%
  2006              --                --           --         11.87%
                    --                --           --         10.30%
                17,475        $  215,636         1.22%           --
  2005              --                --           --         12.11%
                    --                --           --         11.07%
                 9,142        $  101,817         1.70%           --
EQ/Marsico Focus
----------------
  2007              --                --           --         13.49%
                    --                --           --         11.91%
               115,724        $1,909,092         0.18%
  2006              --                --           --          8.78%
                    --                --           --          7.25%
               110,995        $1,644,626         0.73%           --
  2005              --                --           --         10.15%
                    --                --           --          8.61%
                91,026        $1,281,504           --            --
  2004              --                --           --          9.96%
                    --                --           --          8.41%
                69,842        $  931,060           --            --
  2003              --                --           --         30.45%
                    --                --           --         28.62%
                50,777        $  646,010           --            --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2007   Lowest contract charge 0.00% Class B           $ 43.51
         Highest contract charge 1.90% Class B          $ 26.20
         All contract charges
  2006   Lowest contract charge 0.00% Class B           $ 41.55
         Highest contract charge 1.90% Class B          $ 25.51
         All contract charges                                --
  2005   Lowest contract charge 0.00% Class B           $ 39.77
         Highest contract charge 1.90% Class B          $ 24.88
         All contract charges                                --
  2004   Lowest contract charge 0.00% Class B           $ 38.75
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2003   Lowest contract charges 0.00% Class B          $ 38.46
         Highest contract charges 1.90% Class B         $ 25.00
         All contract charges                                --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  6.32
         Highest contract charge 1.90% Class B (c)      $  5.56
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $  5.26
         Highest contract charge 1.90% Class B (c)      $  4.69
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  4.90
         Highest contract charge 1.90% Class B (c)      $  4.43
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  4.67
         Highest contract charge 1.90% Class B (c)      $  4.28
         All contract charges                                --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.86
         Highest contract charge 1.90% Class B (h)      $ 10.66
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.74
         Highest contract charge 1.90% Class B (h)      $ 10.69
         All contract charges                                --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.70
         Highest contract charge 1.90% Class B (h)      $ 11.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 11.12
         Highest contract charge 1.90% Class B (h)      $ 11.07
         All contract charges                                --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.28
         Highest contract charge 1.90% Class B (h)      $ 11.07
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.96
         Highest contract charge 1.90% Class B (h)      $ 10.91
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2007              --               --            --          4.72%
                    --               --            --          2.70%
                45,468         $851,459          4.59%
  2006              --               --            --          4.48%
                    --               --            --          2.51%
                33,332         $612,694          4.41%           --
  2005              --               --            --          2.62%
                    --               --            --          0.68%
                24,414         $483,274          2.57%           --
  2004              --               --            --          0.78%
                    --               --            --        (1.14)%
                22,453         $474,277          0.74%           --
  2003              --               --            --          0.56%
                    --               --            --        (1.35)%
                22,249         $587,929          0.56%           --
EQ/Montag & Caldwell Growth
---------------------------
  2007              --               --            --         20.15%
                    --               --            --         18.55%
                18,657         $100,498          0.37%
  2006              --               --            --          7.41%
                    --               --            --          5.90%
                 6,440         $ 30,006          0.21%           --
  2005              --               --            --          4.88%
                    --               --            --          3.41%
                 4,693         $ 21,467          0.44%           --
  2004              --               --            --          7.93%
                    --               --            --          7.65%
                   451         $  1,993          0.48%           --
EQ/Mutual Shares
----------------
  2007              --               --            --          1.12%
                    --               --            --        (0.28)%
                32,835         $351,879            --
  2006              --               --            --          7.38%
                    --               --            --          6.92%
                 7,714         $ 82,586          0.39%           --
EQ/Oppenheimer Global
---------------------
  2007              --               --            --          5.22%
                    --               --            --          3.70%
                 9,648         $111,407          0.39%
  2006              --               --            --         11.23%
                    --               --            --         10.75%
                 1,756         $ 19,483          0.07%           --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2007              --               --            --          2.92%
                    --               --            --          1.47%
                 3,395         $ 37,791          0.59%
  2006              --               --            --          9.61%
                    --               --            --          9.13%
                   726         $  7,942          2.04%           --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.88
         Highest contract charge 1.90% Class B (h)      $ 10.68
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 11.13
         Highest contract charge 1.90% Class B (h)      $ 11.08
         All contract charges                                --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.07
         Highest contract charge 1.90% Class B (f)      $ 10.66
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $  9.98
         Highest contract charge 1.90% Class B (f)      $  9.75
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $  9.99
         Highest contract charge 1.90% Class B (f)      $  9.90
         All contract charges                                --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.88
         Highest contract charge 1.90% Class B (f)      $ 10.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.38
         Highest contract charge 1.90% Class B (f)      $ 10.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.04
         Highest contract charge 1.90% Class B (f)      $  9.94
         All contract charges                                --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 18.09
         Highest contract charge 1.90% Class B          $ 15.70
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 18.52
         Highest contract charge 1.90% Class B          $ 16.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B          $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B          $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.02
         Highest contract charges 1.90% Class B         $ 11.95
         All contract charges                                --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $ 20.63
         Highest contract charge 1.90% Class B (c)      $ 15.67
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $ 19.34
         Highest contract charge 1.90% Class B (c)      $ 14.89
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2007              --               --            --        (2.25)%
                    --               --            --        (3.61)%
                 5,614         $ 60,151            --
  2006              --               --            --         11.28%
                    --               --            --         10.79%
                   868         $  9,639          1.06%           --
EQ/PIMCO Real Return
--------------------
  2007              --               --            --         10.92%
                    --               --            --          9.33%
                45,578         $486,803          3.07%
  2006              --               --            --        (0.11)%
                    --               --            --        (1.51)%
                31,108         $304,380          4.98%           --
  2005              --               --            --        (0.09)%
                    --               --            --        (1.02)%
                15,284         $151,723          5.31%           --
EQ/Short Duration Bond
----------------------
  2007              --               --            --          4.82%
                    --               --            --          3.35%
                 7,630         $ 80,793          4.54%
  2006              --               --            --          3.44%
                    --               --            --          1.99%
                 5,862         $ 59,826          4.22%           --
  2005              --               --            --          0.36%
                    --               --            --        (0.58)%
                 1,852         $ 18,465          2.64%           --
EQ/Small Company Index
----------------------
  2007              --               --            --        (2.32)%
                    --               --            --        (3.68)%
                28,985         $444,440          1.31%
  2006              --               --            --         17.12%
                    --               --            --         15.48%
                29,757         $475,296          1.32%           --
  2005              --               --            --          3.74%
                    --               --            --          2.28%
                26,002         $364,087          1.15%           --
  2004              --               --            --         17.08%
                    --               --            --         15.44%
                24,789         $343,808          2.47%           --
  2003              --               --            --         45.15%
                    --               --            --         43.11%
                19,516         $239,728          0.37%           --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
  2007              --               --            --          6.67%
                    --               --            --          5.24%
                17,951         $291,072          0.13%
  2006              --               --            --        (4.49)%
                    --               --            --        (5.83)%
                 3,277         $ 51,291            --            --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)       $ 20.25
         Highest contract charge 1.90% Class B (c)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (c)       $ 19.57
         Highest contract charge 1.90% Class B (c)      $ 15.50
         All contract charges                                --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.96
         Highest contract charge 1.90% Class B (h)      $ 10.75
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.79
         Highest contract charge 1.90% Class B (h)      $ 10.74
         All contract charges                                --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  6.74
         Highest contract charge 1.90% Class B (c)      $  5.93
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $  6.70
         Highest contract charge 1.90% Class B (c)      $  5.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  5.90
         Highest contract charge 1.90% Class B (c)      $  5.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.44
         Highest contract charge 1.90% Class B (c)      $  4.99
         All contract charges                                --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.73
         Highest contract charge 1.90% Class B (f)      $ 11.30
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.10
         Highest contract charge 1.90% Class B (f)      $ 11.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.49
         Highest contract charge 1.90% Class B (f)      $ 10.39
         All contract charges                                --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 28.86
         Highest contract charge 1.90% Class B          $ 24.92
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 20.43
         Highest contract charge 1.90% Class B          $ 17.89
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.98
         Highest contract charge 1.90% Class B          $ 13.30
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.34
         Highest contract charge 1.90% Class B          $ 10.21
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2005              --                --           --          3.47%
                    --                --           --          2.02%
                 2,742        $   47,015           --            --
  2004              --                --           --         12.32%
                    --                --           --         12.03%
                   265        $    4,449           --            --
EQ/Templeton Growth
-------------------
  2007              --                --           --          1.58%
                    --                --           --          0.09%
                26,167        $  282,910         0.63%
  2006              --                --           --          7.86%
                    --                --           --          7.39%
                 6,220        $   66,882         0.46%           --
EQ/UBS Growth and Income
------------------------
  2007              --                --           --          0.60%
                    --                --           --        (0.67)%
                15,122        $   84,474         0.85%
  2006              --                --           --         13.58%
                    --                --           --         11.99%
                11,683        $   70,569         0.90%           --
  2005              --                --           --          8.46%
                    --                --           --          6.94%
                 6,468        $   35,639         1.24%           --
  2004              --                --           --         11.67%
                    --                --           --         11.38%
                   449        $    2,306         3.51%           --
EQ/Van Kampen Comstock
----------------------
  2007              --                --           --        (3.06)%
                    --                --           --        (4.32)%
                25,019        $  285,776         1.63%
  2006              --                --           --         15.33%
                    --                --           --         13.71%
                21,516        $  255,976         3.07%           --
  2005              --                --           --          4.88%
                    --                --           --          3.90%
                 9,231        $   96,174         2.07%           --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2007              --                --           --         41.26%
                    --                --           --         39.30%
                53,185        $1,627,247           --
  2006              --                --           --         36.37%
                    --                --           --         34.46%
                47,631        $1,034,450         0.45%           --
  2005              --                --           --         32.12%
                    --                --           --         30.27%
                38,941        $  606,208         0.63%           --
  2004              --                --           --         23.06%
                    --                --           --         21.33%
                26,330        $  296,336         0.74%           --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Van Kampen Emerging Markets Equity (Continued)
-------------------------------------------------
  2003   Lowest contract charges 0.50% Class B         $  9.21
         Highest contract charges 1.90% Class B        $  8.42
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 16.48
         Highest contract charge 1.90% Class B (f)     $ 15.87
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)      $ 13.53
         Highest contract charge 1.90% Class B (f)     $ 13.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (f)      $ 12.44
         Highest contract charge 1.90% Class B (f)     $ 12.33
         All contract charges                               --
EQ/Van Kampen Real Estate (m) (o)
---------------------------------
         Unit Value 1.20% to 1.70%*
  2007   Lowest contract charge 1.20% Class B (o)      $  8.29
         Highest contract charge 1.70% Class B (o)     $  8.27
         All contract charges
MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 17.78
         Highest contract charge 1.90% Class B         $ 15.73
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 15.51
         Highest contract charge 1.90% Class B         $ 13.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 13.07
         Highest contract charge 1.90% Class B         $ 11.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.22
         Highest contract charge 1.90% Class B         $ 10.35
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $  9.92
         Highest contract charges 1.90% Class B        $  9.29
         All contract charges                               --
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 11.71
         Highest contract charge 1.90% Class B         $ 10.31
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 11.33
         Highest contract charge 1.90% Class B         $ 10.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 10.08
         Highest contract charge 1.90% Class B         $  9.13
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $  9.45
         Highest contract charge 1.90% Class B         $  8.68
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $  8.53
         Highest contract charges 1.90% Class B        $  7.94
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Van Kampen Emerging Markets Equity (Continued)
--------------------------------------------------------------------------
  2003              --                --           --         55.05%
                    --                --           --         53.09%
                18,796        $  164,082         1.03%           --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------
  2007              --                --           --         21.80%
                    --                --           --         20.14%
                19,555        $  313,835         0.33%
  2006              --                --           --          8.71%
                    --                --           --          7.19%
                 8,738        $  116,309         0.47%           --
  2005              --                --           --         24.44%
                    --                --           --         23.28%
                 3,164        $   39,124           --            --
EQ/Van Kampen Real Estate (m) (o)
--------------------------------------------------------------------------
  2007              --                --           --       (17.10)%
                    --                --           --       (17.30)%
                54,475        $  451,152         1.00%
MarketPLUS International Core
--------------------------------------------------------------------------
  2007              --                --           --         14.64%
                    --                --           --         13.08%
                57,566        $1,024,304         0.39%
  2006              --                --           --         18.65%
                    --                --           --         16.99%
                62,676        $  973,881         1.38%           --
  2005              --                --           --         16.51%
                    --                --           --         14.91%
                56,000        $  728,289         1.54%           --
  2004              --                --           --         13.04%
                    --                --           --         11.45%
                49,365        $  543,898         1.64%           --
  2003              --                --           --         31.91%
                    --                --           --         30.11%
                34,025        $  323,809         1.54%           --
MarketPLUS Large Cap Core
--------------------------------------------------------------------------
  2007              --                --           --          3.35%
                    --                --           --          1.88%
                21,585        $  243,826         1.14%
  2006              --                --           --         12.38%
                    --                --           --         10.80%
                26,152        $  286,441         0.84%           --
  2005              --                --           --          6.66%
                    --                --           --          5.16%
                30,163        $  294,159         0.49%           --
  2004              --                --           --         10.84%
                    --                --           --          9.28%
                32,507        $  295,494         0.58%
  2003              --                --           --         21.51%
                    --                --           --         19.58%
                32,811        $  266,998         0.69%           --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.86               --               --            --          15.07%
         Highest contract charge 1.90% Class B       $ 16.21               --               --            --          13.36%
         All contract charges                                          22,503         $363,276          0.41%
  2006   Lowest contract charge 0.50% Class B        $ 16.39               --               --            --           7.24%
         Highest contract charge 1.90% Class B       $ 14.30               --               --            --           5.74%
         All contract charges                             --           18,659         $269,728            --             --
  2005   Lowest contract charge 0.50% Class B        $ 15.29               --               --            --           8.48%
         Highest contract charge 1.90% Class B       $ 13.52               --               --            --           6.96%
         All contract charges                             --           19,808         $272,973            --             --
  2004   Lowest contract charge 0.50% Class B        $ 14.09               --               --            --          12.06%
         Highest contract charge 1.90% Class B       $ 12.64               --               --            --          10.48%
         All contract charges                             --           20,997         $272,395            --             --
  2003   Lowest contract charges 0.50% Class B       $ 12.58               --               --            --          28.76%
         Highest contract charges 1.90% Class B      $ 11.44               --               --            --          26.84%
         All contract charges                             --           21,351         $252,025            --             --
MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.67               --               --            --         (2.10)%
         Highest contract charge 1.90% Class B       $ 16.05               --               --            --         (3.49)%
         All contract charges                                          50,595         $811,824          0.97%
  2006   Lowest contract charge 0.50% Class B        $ 19.07               --               --            --          11.92%
         Highest contract charge 1.90% Class B       $ 16.63               --               --            --          10.35%
         All contract charges                             --           57,023         $948,678          0.31%            --
  2005   Lowest contract charge 0.50% Class B        $ 17.04               --               --            --          10.77%
         Highest contract charge 1.90% Class B       $ 15.07               --               --            --           9.21%
         All contract charges                             --           54,946         $832,305          4.89%            --
  2004   Lowest contract charge 0.50% Class B        $ 15.38               --               --            --          17.26%
         Highest contract charge 1.90% Class B       $ 13.80               --               --            --          15.61%
         All contract charges                             --           46,228         $648,657          2.63%
  2003   Lowest contract charges 0.50% Class B       $ 13.12               --               --            --          32.65%
         Highest contract charges 1.90% Class B      $ 11.94               --               --            --          30.78%
         All contract charges                             --           35,841         $441,408          0.48%            --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 79.11               --               --            --      10.83 %
         Highest contract charge 1.90% Class B       $ 57.97               --               --            --      9.25 %
         All contract charges                                           4,950         $134,774            --
  2006   Lowest contract charge 0.50% Class B        $ 71.38               --               --            --      4.59 %
         Highest contract charge 1.90% Class B       $ 53.06               --               --            --      3.12 %
         All contract charges                             --            5,287         $139,296            --          --
  2005   Lowest contract charge 0.50% Class B        $ 68.25               --               --            --      7.66 %
         Highest contract charge 1.90% Class B       $ 51.46               --               --            --      6.15 %
         All contract charges                             --            3,925         $127,148            --          --
  2004   Lowest contract charge 0.50% Class B        $ 63.39               --               --            --      11.54 %
         Highest contract charge 1.90% Class B       $ 48.47               --               --            --      9.97 %
         All contract charges                             --            3,203         $119,925            --          --
  2003   Lowest contract charges 0.50% Class B       $ 56.83               --               --            --      36.82 %
         Highest contract charges 1.90% Class B      $ 44.08               --               --            --      34.92 %
         All contract charges                             --            2,180         $101,344            --          --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 12.69               --               --            --           5.66%
         Highest contract charge 1.90% Class B       $ 11.66               --               --            --           4.20%
         All contract charges                                          55,947         $653,841          4.09%
  2006   Lowest contract charge 0.50% Class B        $ 12.01               --               --            --           3.25%
         Highest contract charge 1.90% Class B       $ 11.19               --               --            --           1.80%
         All contract charges                             --           58,160         $651,206          4.11%           --
  2005   Lowest contract charge 0.50% Class B        $ 11.63               --               --            --           1.20%
         Highest contract charge 1.90% Class B       $ 10.99               --               --            --         (0.18)%
         All contract charges                             --           57,425         $631,231          3.47%            --
  2004   Lowest contract charge 0.50% Class B        $ 11.49                                                           3.37%
         Highest contract charge 1.90% Class B       $ 11.01               --               --            --           1.91%
         All contract charges                             --           55,151         $609,072          3.24%            --
  2003   Lowest contract charge 0.50% Class B        $ 11.11               --               --            --           3.26%
         Highest contract charge 1.90% Class B       $ 10.80               --               --            --           1.79%
         All contract charges                             --           47,365         $516,125          3.67%            --
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 13.68               --               --            --           8.49%
         Highest contract charge 1.90% Class B       $ 12.56               --               --            --           6.89%
         All contract charges                                          23,993         $320,884            --
  2006   Lowest contract charge 0.50% Class B        $ 12.61               --               --            --           4.61%
         Highest contract charge 1.90% Class B       $ 11.75               --               --            --           3.14%
         All contract charges                             --           23,416         $290,818          1.05%            --
  2005   Lowest contract charge 0.50% Class B        $ 12.06               --               --            --           6.43%
         Highest contract charge 1.90% Class B       $ 11.39               --               --            --           4.93%
         All contract charges                             --           20,668         $246,216          2.61%            --
  2004   Lowest contract charge 0.50% Class B        $ 11.33               --               --            --          11.57%
         Highest contract charge 1.90% Class B       $ 10.86               --               --            --          10.00%
         All contract charges                             --           17,556         $196,381          4.12%            --
  2003   Lowest contract charge 0.50% Class B        $ 10.16               --               --            --          27.47%
         Highest contract charge 1.90% Class B       $  9.87               --               --            --          25.73%
         All contract charges                             --           11,382         $113,739          1.54%            --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 39.58               --               --            --           2.62%
         Highest contract charge 1.90% Class B       $ 29.39               --               --            --           1.17%
         All contract charges                                          45,225         $879,446          7.17%
  2006   Lowest contract charge 0.50% Class B        $ 38.57               --               --            --           9.38%
         Highest contract charge 1.90% Class B       $ 29.05               --               --            --           7.85%
         All contract charges                             --           46,730         $935,762          6.95%            --
  2005   Lowest contract charge 0.50% Class B        $ 35.26               --               --            --           2.55%
         Highest contract charge 1.90% Class B       $ 26.94               --               --            --           1.11%
         All contract charges                             --           43,908         $877,332          7.68%            --
  2004   Lowest contract charge 0.50% Class B        $ 34.38               --               --            --           8.13%
         Highest contract charge 1.90% Class B       $ 26.64               --               --            --           6.61%
         All contract charges                             --           37,966         $860,727          6.76%            --
  2003   Lowest contract charges 0.50% Class B       $ 31.80               --               --            --          21.93%
         Highest contract charges 1.90% Class B      $ 24.99               --               --            --          20.21%
         All contract charges                             --           25,622         $673,178          7.02%            --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ----------------  -------------
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --           11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --           10.25%
         All contract charges                                         34,725         $680,288          0.73%
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --           24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --           22.94%
         All contract charges                            --           32,231         $568,482          2.23%             --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --           14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --           13.25%
         All contract charges                            --           23,219         $328,766          4.06%             --
  2004   Lowest contract charge 0.50% Class B       $ 12.35               --               --            --           17.32%
         Highest contract charge 1.90% Class B      $ 11.83               --               --            --           15.67%
         All contract charges                            --           19,713         $242,452          2.40%             --
  2003   Lowest contract charge 0.50% Class B       $ 10.52               --               --            --           33.67%
         Highest contract charge 1.90% Class B      $ 10.23               --               --            --           31.83%
         All contract charges                            --           11,346         $117,579          0.85%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --            4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --            3.00%
         All contract charges                                         13,471         $177,274          0.41%
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --           13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --           11.43%
         All contract charges                            --           13,690         $173,297          0.60%             --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --            6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --            4.71%
         All contract charges                                         13,468         $151,342          0.79%             --
  2004   Lowest contract charge 0.50% Class B       $ 10.72               --               --            --            9.13%
         Highest contract charge 1.90% Class B      $ 10.28               --               --            --            7.59%
         All contract charges                            --           12,820         $135,571          2.46%             --
  2003   Lowest contract charge 0.50% Class B       $  9.83               --               --            --           27.46%
         Highest contract charge 1.90% Class B      $  9.55               --               --            --           25.66%
         All contract charges                            --           10,567         $102,131          0.19%             --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 11.13               --               --            --           10.64%
         Highest contract charge 1.90% Class B      $ 10.23               --               --            --            9.18%
         All contract charges                                         28,454         $322,415            --
  2006   Lowest contract charge 0.50% Class B       $ 10.06               --               --            --          (0.39)%
         Highest contract charge 1.90% Class B      $  9.37               --               --            --          (1.79)%
         All contract charges                            --           30,036         $306,984            --              --
  2005   Lowest contract charge 0.50% Class B       $ 10.10               --               --            --            6.95%
         Highest contract charge 1.90% Class B      $  9.54               --               --            --            5.45%
         All contract charges                            --           28,903         $295,667            --              --
  2004   Lowest contract charge 0.50% Class B       $  9.44               --               --            --            6.13%
         Highest contract charge 1.90% Class B      $  9.05               --               --            --            4.64%
         All contract charges                            --           29,040         $275,157            --              --
  2003   Lowest contract charge 0.50% Class B       $  8.90               --               --            --           30.12%
         Highest contract charge 1.90% Class B      $  8.65               --               --            --           28.15%
         All contract charges                            --           22,496         $197,050            --              --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                  Units value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------- ------------------- ------------ ---------------- -------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 15.45               --               --            --           3.07%
         Highest contract charge 1.90% Class B      $ 14.19               --               --            --           1.65%
         All contract charges                                         38,402         $583,473          1.08%
  2006   Lowest contract charge 0.50% Class B       $ 14.99               --               --            --          18.73%
         Highest contract charge 1.90% Class B      $ 13.96               --               --            --          17.06%
         All contract charges                            --           39,025         $577,966          2.82%            --
  2005   Lowest contract charge 0.50% Class B       $ 12.62               --               --            --           6.56%
         Highest contract charge 1.90% Class B      $ 11.93               --               --            --           5.07%
         All contract charges                            --           35,233         $440,121          3.02%            --
  2004   Lowest contract charge 0.50% Class B       $ 11.84               --               --            --          13.85%
         Highest contract charge 1.90% Class B      $ 11.35               --               --            --          12.25%
         All contract charges                            --           29,242         $342,105          6.81%            --
  2003   Lowest contract charge 0.50% Class B       $ 10.40               --               --            --          30.32%
         Highest contract charge 1.90% Class B      $ 10.11               --               --            --          28.63%
         All contract charges                            --           20,239         $206,969          2.87%            --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 12.70               --               --            --          11.31%
         Highest contract charge 1.90% Class B      $ 11.67               --               --            --           9.78%
         All contract charges                                         31,721         $414,209            --
  2006   Lowest contract charge 0.50% Class B       $ 11.41               --               --            --           9.07%
         Highest contract charge 1.90% Class B      $ 10.63               --               --            --           7.54%
         All contract charges                            --           35,038         $410,676          0.51%            --
  2005   Lowest contract charge 0.50% Class B       $ 10.46               --               --            --           7.84%
         Highest contract charge 1.90% Class B      $  9.88               --               --            --           6.33%
         All contract charges                            --           35,078         $374,043          1.58%            --
  2004   Lowest contract charge 0.50% Class B       $  9.70               --               --            --          11.17%
         Highest contract charge 1.90% Class B      $  9.30               --               --            --           9.61%
         All contract charges                            --           35,482         $346,528          1.55%            --
  2003   Lowest contract charge 0.50% Class B       $  8.72               --               --            --          39.52%
         Highest contract charge 1.90% Class B      $  8.48               --               --            --          37.67%
         All contract charges                            --           28,678         $246,717          1.91%            --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 14.47               --               --            --          (0.41)%
         Highest contract charge 1.90% Class B      $ 13.29               --               --            --          (1.85)%
         All contract charges                                         27,826         $392,988            --
  2006   Lowest contract charge 0.50% Class B       $ 14.53               --               --            --          14.16%
         Highest contract charge 1.90% Class B      $ 13.54               --               --            --          12.56%
         All contract charges                            --           30,733         $438,437          1.72%            --
  2005   Lowest contract charge 0.50% Class B       $ 12.73               --               --            --           6.81%
         Highest contract charge 1.90% Class B      $ 12.03               --               --            --           5.31%
         All contract charges                            --           29,548         $370,654          6.98%            --
  2004   Lowest contract charge 0.50% Class B       $ 11.92               --               --            --          14.61%
         Highest contract charge 1.90% Class B      $ 11.42               --               --            --          13.00%
         All contract charges                            --           30,025         $353,096          4.10%            --
  2003   Lowest contract charge 0.50% Class B       $ 10.40               --               --            --          39.95%
         Highest contract charge 1.90% Class B      $ 10.11               --               --            --          37.90%
         All contract charges                            --           21,347         $218,393          0.43%           --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
Multimanager Small Cap Growth (l)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)      $  9.72
         Highest contract charge 1.90% Class B (c)     $  8.55
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)      $  9.42
         Highest contract charge 1.90% Class B (c)     $  8.40
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  8.59
         Highest contract charge 1.90% Class B (c)     $  7.77
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  8.04
         Highest contract charge 1.90% Class B (c)     $  7.37
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 19.06
         Highest contract charge 1.90% Class B         $ 16.54
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 21.25
         Highest contract charge 1.90% Class B         $ 18.70
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 18.39
         Highest contract charge 1.90% Class B         $ 16.42
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.65
         Highest contract charge 1.90% Class B         $ 15.99
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $ 15.15
         Highest contract charges 1.90% Class B        $ 13.92
         All contract charges                               --
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 13.01
         Highest contract charge 1.90% Class B         $ 11.95
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 11.06
         Highest contract charge 1.90% Class B         $ 10.31
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 10.36
         Highest contract charge 1.90% Class B         $  9.79
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $  9.36
         Highest contract charge 1.90% Class B         $  8.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B          $  8.96
         Highest contract charge 1.90% Class B         $  8.71
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
Multimanager Small Cap Growth (l)
---------------------------------
  2007              --               --            --          3.18%
                    --               --            --          1.79%
                28,681         $242,159            --
  2006              --               --            --          9.66%
                    --               --            --          8.12%
                17,157         $147,393          1.40%           --
  2005              --               --            --          6.95%
                    --               --            --          5.45%
                 9,010         $ 72,375          3.58%           --
  2004              --               --            --         14.09%
                    --               --            --         13.79%
                   388         $  2,939            --            --
Multimanager Small Cap Value
----------------------------
  2007              --               --            --       (10.31)%
                    --               --            --       (11.55)%
                47,546         $723,958          0.29%
  2006              --               --            --         15.53%
                    --               --            --         13.91%
                57,348         $992,117          5.49%           --
  2005              --               --            --          4.16%
                    --               --            --          2.70%
                56,358         $874,837          4.46%           --
  2004              --               --            --         16.52%
                    --               --            --         14.88%
                52,025         $811,982          6.15%
  2003              --               --            --         36.75%
                    --               --            --         34.75%
                38,520         $549,902          1.09%           --
Multimanager Technology (b)
---------------------------
  2007              --               --            --         17.63%
                    --               --            --         15.91%
                28,291         $373,990            --
  2006              --               --            --          6.76%
                    --               --            --          5.26%
                24,173         $271,064            --            --
  2005              --               --            --         10.71%
                    --               --            --          9.16%
                24,317         $253,676            --            --
  2004              --               --            --          4.46%
                    --               --            --          2.99%
                24,512         $228,436          0.93%           --
  2003              --               --            --         56.90%
                    --               --            --         54.71%
                 7,597         $ 67,141          4.79%           --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available on September 22, 2003.
(e) A substitution of EQ/AllianceBernstein International for EQ/International Equity Index occurred on May 2, 2003.
(f) Units were made available for sale on May 9, 2005.
(g) Units were made available for sale on October 17, 2005.
(h) Units were made available for sale on September 18, 2006.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Continued)

(i) A substitution of EQ/AXA Rosenberg Long/Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.
(j) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(k) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(l) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(m) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(n) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(o) Units were made available for sale on August 17, 2007.
(p) Units were made available for sale on May 29, 2007.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.


** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-102

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO THE MAY 1, 2008 PROSPECTUS FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced Prospectuses, dated May 1, 2008 (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


The purpose of this Supplement is to describe our new Guaranteed withdrawal benefit for life rider ("GWBL"). Subject to approval in your state, this new GWBL replaces the rider of the same name in your current Prospectus. Please speak with your financial professional regarding the availability of the new GWBL in your state. Unless otherwise indicated, all other references to the GWBL in your Prospectus remain unchanged.

In "Fee table," the following replaces the corresponding section in your
Prospectus:

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE
(calculated as a percentage of the GWBL benefit base. Deducted           0.65% for the Single Life option
annually(2) on each contract date anniversary).                          0.80% for the Joint Life option

If your GWBL benefit base ratchets, we reserve the right to increase
your charge up to:                                                       0.80% for the Single Life option
                                                                         0.95% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both in your Prospectus.

                      ---------------------------------

In "Contract features and benefits," the following replaces the corresponding sections (and subsections) in your Prospectus:
GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits, described in your prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" in your Prospectus. For Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, your investment options will be limited to the guaranteed interest option, the account for special money market dollar cost averaging and the permitted variable investment options. For Accumulator(R) and Accumulator(R) Elite(SM) contracts, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" in your Prospectus.

You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis.


Joint life QP and TSA contracts are not permitted. For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts, this benefit is not available under an Inherited IRA contract. If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed



Accum 07.5/NewBiz/InForce                                               x01979
withdrawal benefit for life. See "Owner and Annuitant requirements" in your Prospectus.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Supplement for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed in your Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" in your Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o  Your GWBL benefit base increases by any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "7% deferral bonus."

o Your GWBL benefit base may be increased by the 200% Initial GWBL benefit base guarantee, as described later in this Supplement.

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the younger owner or successor owner at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:

--------------------------------------------------------
Age                     Applicable percentage
--------------------------------------------------------
45-59                   4.0%
60-75                   5.0%
76-85                   6.0%
86 and older            7.0%
--------------------------------------------------------

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" in your Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.


An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.


You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Supplement.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" in your Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" in your Prospectus.


In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" in your Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" later in this Supplement.



7% DEFERRAL BONUS


At no additional charge, in each contract year in which you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 7% of your total contributions. This 7% deferral bonus is applicable for the life of the contract, subject to certain restrictions.

We will apply the 7% deferral bonus to your GWBL benefit base on each contract date anniversary until you make a withdrawal from your contract. In a contract year following an Annual Ratchet (described above), the deferral bonus will be applied to your GWBL benefit base on each contract date anniversary until you make a withdrawal. However, no deferral bonus is applied on a contract date anniversary on which an Annual Ratchet occurs.

Once you make a withdrawal, we will not apply the deferral bonus in future years unless you meet one of the exceptions that would allow you to continue to receive the deferral bonus. Those exceptions are described as follows:

o You are eligible to receive the 7% deferral bonus for any of your first ten contract years that you have not taken a withdrawal, even if you had taken a withdrawal in a prior year. For example, if you take your first withdrawal in the second contract year, you are still eligible to receive the deferral bonus in contract years three through ten. The deferral bonus is not applied in the contract year in which a withdrawal was made.

o You are eligible to receive the 7% deferral bonus to your GWBL Benefit Base on a contract date anniversary during the ten years following an Annual Ratchet, as long as no withdrawal is made in the same contract year. If a withdrawal is made during this ten-year period, no deferral bonus is applied in the contract year in which the withdrawal was made.

If the Annual Ratchet occurs on any contract date anniversary, for the next and subsequent contract years, the deferral bonus will be 7% of the most recent ratcheted GWBL benefit base, plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 7% deferral bonus will be calculated using the reset GWBL benefit base, plus any applicable contributions. The 7% deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a 7% deferral bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base but, as this adjustment is the result of the 7% deferral bonus rather than the Annual Ratchet, a new ten-year period, as described above, is not started by this adjustment to the GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 7% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 7% deferral bonus will still apply.

MATURITY DATE. The last deferral bonus will be applicable on the contract date anniversary that follows the contract's maturity date. (See "Annuity maturity date" under "Accessing your money" in your Prospectus.)



200% INITIAL GWBL BENEFIT BASE GUARANTEE

If you have not taken a withdrawal from the contract before the later of (i) the tenth contract date anniversary, or (ii) the contract date anniversary following the owner's (or younger joint life's) attained age 70, the GWBL Benefit base will be increased to equal 200% of contributions made to the contract during the first 90 days, plus 100% of any subsequent contributions received after the first 90 days. There will be no increase if your GWBL benefit base already exceeds this initial GWBL Benefit base guarantee. This is the only time that this special increase to the GWBL Benefit base is available. However, you will continue to be eligible for the 7% deferral bonuses following this one-time increase.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. (See the "State contract availability and/or variations of certain features and benefits" Appendix in your Prospectus to see if these guaranteed benefits are available in your state.)

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Supplement).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:


o Your GWBL Enhanced death benefit base increases by any subsequent contribution;

o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

o Your GWBL Enhanced death benefit base increases by any 7% deferral bonus, as described above in this section;

o Your GWBL Enhanced death benefit base increases by the one-time 200% Initial GWBL Benefit base guarantee, if applicable;

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.


See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Supplement.

The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals and withdrawal charges), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" in your Prospectus.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your contract.

o  No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life benefit and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" in your Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Supplement.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59-1/2. See "Tax information" in your Prospectus.


o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" in your Prospectus.


o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," in your Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ('`RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.


o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.

o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.


                        ---------------------------------

In "Accessing your money," the following subsections are replaced under "Withdrawing your account value" in your Prospectus:
AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Supplement, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Supplement.


If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

In "Accessing your money," the following replaces the corresponding section in your Prospectus:


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and GWBL Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL") " in "Contract features and benefits" earlier in this Supplement.

Your GWBL Standard death benefit base is reduced by any withdrawal on a pro rata basis.


Your GWBL Enhanced death benefit base is reduced on a dollar-for-dollar basis by any withdrawal up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, your GWBL Enhanced death benefit base will be reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" in your Prospectus.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will continue to ratchet annually if your account value is greater than your minimum death benefit base. The minimum death benefit will be reduced dollar-for-dollar by each payment, if it is based on the value of the enhanced death benefit, or it will be reduced pro rata by each payment, if it is based on the value of the standard death benefit. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VII later in your Prospectus for variations that may apply in your state.


In "Charges and expenses," the following replaces the corresponding sections in your Prospectus:


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.65%. If you elect the Joint Life option, the charge is equal to 0.80%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See the "State contract availability and/or variations of certain features and benefits" Appendix in your Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) For Accumulator(R) and Accumulator(R) Elite(SM) contracts, if those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. For Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, if those amounts are insufficient, we will deduct all or a portion of the charge from the account for special money market dollar cost averaging.


If the contract is surrendered or annuitized, or a death benefit is paid on the date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the Single Life option is 0.80%. The maximum charge for the Joint Life option is 0.95%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.


For Joint Life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single Life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life.




  Accumulator(R) is issued by and is a registered service mark of AXA Equitable
        Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM), Accumulator(R) Select(SM) and Accumulator(R) Elite(SM) are servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and
     AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2008 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)                   ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)          ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------

FOR DELIVERY TO SMITH BARNEY CUSTOMERS
This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


ELECTRONIC APPLICATIONS AND INITIAL CONTRIBUTIONS

Your Accumulator(R) Series contract date will generally be the business day Smith Barney receives your initial contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. We may reject your application and return your contribution or issue your contract on a later date if any of the limitations described below apply.


SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day Smith Barney receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.


LIMITATIONS

We consider Smith Barney to be a "processing office" for the purpose of receiving applications and contributions as described above.


The procedures described above are not available for Section 1035 exchanges or other replacement transactions; other types of transactions may also be excluded. You must provide all information and documents we require with respect to your initial or additional contribution. The amount of the initial or additional contribution you are making must be permitted under your contract. Your application and contribution must be made in accordance with all the other terms and conditions described in our Prospectus. After receiving your contribution, together with all required information and documents, from you, Smith Barney must deliver them to us in accordance with our processing arrangements with Smith Barney.


Smith Barney may establish a "closing time" for receipt of applications and contribution requests under the above arrangement that is earlier than the end of the business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as Smith Barney, a business day for the purposes of this supplement will be our business day.

We or Smith Barney may change or discontinue these arrangements at any time without prior notice. If you change Smith Barney as your broker-dealer of record on your contract, the above procedures will no longer apply, although we may have similar arrangements with your new broker-dealer.


You may always make subsequent contributions under your contract by any other method described in the Accumulator(R) Series Prospectus for your contract, as supplemented from time to time. All applications and contributions are subject to acceptance. These arrangements may not be available in every state.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your Smith Barney financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.


o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any


SOLSB05-04 (5/08)                                                         x01897
Acc. `04 (NY), `06/'06.5, '07                              CAT NO. 133518 (5/08)
subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.


Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.
































        Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM),
   Accumulator(R) Select(SM) and Accumulator(R) Elite(SM) are servicemarks of
       AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and
    AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

                                 (212) 554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)
ACCUMULATOR(R) ELITE(SM)


--------------------------------------------------------------------------------

FOR DELIVERY TO MORGAN STANLEY CUSTOMERS

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"), in the State of California only. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your Morgan Stanley financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

   If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.


   Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.




  Accumulator(R) is issued by and is a registered service mark of AXA Equitable
    Life Insurance Company (AXA Equitable). Accumulator(R) and Accumulator(R) Elite(SM) are servicemarks of AXA Equitable. Co-distributed by affiliates
                  AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234


Acc. Core `06.5, Elite '07-New Business                                   x01898
IM-04-34SUPP (5/08)                                         CAT NO 134934 (5/08)

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)
ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)
ACCUMULATOR(R) SELECT(SM)


--------------------------------------------------------------------------------

FOR DELIVERY TO PCA/RAYMOND JAMES CUSTOMERS

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"), in the State of California only. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your PCA/Raymond James financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

  o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

  o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

    If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.


    Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.




         Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R),
     Accumulator(R) Plus(SM), Accumulator(R) Select(SM), and Accumulator(R)
         Elite(SM) are servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

IM-06-01 (5/08)
PCA/RAYMOND JAMES                                         Cat. no. 136087 (5/08)
Acc. '06.5, '07 -- New Business                                           x01899

AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2008 TO PROSPECTUSES FOR:



o Income Manager(R) Accumulator(R)   o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA     o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)       o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)            o  Accumulator(R) Express(SM)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2008. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.


In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) managing your allocations; (8) disruptive transfer activity; (9) wire transmittals and electronic applications information; (10) certain information about our business day; (11) your contract date and contract date anniversary; (12) legal proceedings; (13) distribution of the contracts; (14) incorporation of certain documents by reference; (15) condensed financial information; and (16) hypothetical illustrations.

(1) HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 13014
     Newark, NJ 07188-0014

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     c/o JPMorgan Chase -- Remit One Lockbox Processing
     Lockbox No. 13014
     4 Chase Metrotech Center, 7th Floor West
     Brooklyn, NY 11245-0001
     Attn: Remit One Lockbox



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     200 Plaza Drive, 1st Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at the appropriate processing office. Our processing office for correspondence with checks is Chase Metrotech Center, 7th Floor West, Brooklyn, NY. Our processing office for all other communications is 200 Plaza Drive, 1st Floor, Secaucus, NJ.



--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


                                                                 X01903 - Global

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the investment options;


o  elect to receive certain contract statements electronically;


o  enroll in, modify or cancel a rebalancing program (through EQAccess only);


o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) INVESTMENT OPTIONS



PORTFOLIOS OF THE TRUSTS

The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio than certain other Portfolios available to you under your contract. In addition, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o ClearBridge Advisors, LLC
                                                                                         o Legg Mason Capital Management, Inc.
                                                                                         o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital       o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                               o Invesco Aim Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation.                             LLC
                                                                                         o Post Advisory Group, LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o JPMorgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY                                                                          o Janus Capital Management LLC
                                                                                      o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o RCM Capital Management LLC
 GROWTH                                                                               o TCW Investment Management Company
                                                                                      o T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE                                                                                o Institutional Capital LLC
                                                                                      o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH                                                                               o Franklin Advisers, Inc.
                                                                                      o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC
                                                                                      o TCW Investment Management Company
                                                                                      o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Eagle Asset Management, Inc.
 GROWTH                                                                               o Wells Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Franklin Advisory Services, LLC
 VALUE                                                                                o Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                           o Firsthand Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 MON STOCK
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 NATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                 o AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.       o Ariel Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management, LLC
 EQUITY                       income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of    o BlackRock Investment Management
 VALUE                        income, accompanied by growth of capital.                    International Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks to achieve a combination of growth and income to     o Boston Advisors, LLC
 INCOME                       achieve an above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.           o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                             o Bridgeway Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                          o Caywood-Scholl Capital Management
 YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of capital.              o Davis Selected Advisers, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                              approximates the total return performance of the S&P
                              500 Index, including reinvestment of dividends, at a
                              risk level consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks to achieve capital growth and current income.        o Evergreen Investment Management
 BOND                                                                                      Company, LLC
                                                                                         o First International Advisors, LLC (dba
                                                                                           "Evergreen International")
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks to achieve long-term capital growth.                 o Evergreen Investment Management
                                                                                           Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks to achieve long-term growth of capital.              o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects       o Franklin Advisers, Inc.
                              for capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   Seeks to achieve long-term total return.                   o Franklin Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily       o AXA Equitable
 FOUNDING STRATEGY            seeks income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                     o GAMCO Asset Management Inc.
 ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                    o GAMCO Asset Management Inc.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.              o AXA Equitable
                                                                                         o Mellon Capital Management Corporation
                                                                                         o Wentworth Hauser and Violich, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                     o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with       o JPMorgan Investment Management Inc.
                              moderate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.           o JPMorgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                      Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                   applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS         Seeks to achieve long-term growth of capital with a sec-    o AXA Equitable
                               ondary objective to seek reasonable current income. For     o Institutional Capital LLC
                               purposes of this Portfolio, the words "reasonable           o Mellon Capital Management Corporation
                               current income" mean moderate income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Seeks to provide long-term capital growth.                  o AXA Equitable
                                                                                           o Marsico Capital Management, LLC
                                                                                           o Mellon Capital Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks to achieve long-term growth of capital.               o Legg Mason Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation           o BlackRock Financial Management, Inc.
                               through investment in long-maturity debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of         o Lord, Abbett & Co. LLC
 INCOME                        income without excessive fluctuation in market value.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Seeks to achieve capital appreciation and growth of         o Lord, Abbett & Co. LLC
 CORE                          income with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.                      o Lord, Abbett & Co. LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks to achieve long-term growth of capital.               o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Seeks to achieve long-term capital appreciation.            o AXA Equitable
                                                                                           o Mellon Capital Management Corporation
                                                                                           o Wellington Management Company LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                               its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                      o Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               Seeks to achieve capital appreciation, which may occa-      o Franklin Mutual Advisers, LLC
                               sionally be short-term, and secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks to achieve capital appreciation.                      o OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve long-term capital appreciation.            o OppenheimerFunds, Inc.
 OPPORTUNITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve capital appreciation.                      o OppenheimerFunds, Inc.
 SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks to achieve maximum real return consistent with        o Pacific Investment Management Company,
                               preservation of real capital and prudent investment man-      LLC
                               agement.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks to achieve current income with reduced volatility     o BlackRock Financial Management, Inc.
                               of principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the       o AllianceBernstein L.P.
                               deduction of Portfolio expenses) the total return of the
                               Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH        Seeks to achieve long-term capital appreciation and         o T. Rowe Price Associates, Inc.
 STOCK                         secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH            Seeks to achieve long-term capital growth.                  o Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name             Objective                                                     applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME   Seeks to achieve total return through capital appreciation    o UBS Global Asset Management
                           with income as a secondary consideration.                       (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     Seeks to achieve capital growth and income.                   o Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING     Seeks to achieve long-term capital appreciation.              o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP      Seeks to achieve capital growth.                              o Morgan Stanley Investment Management Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.



(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.



-----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees,         ------     -------
and/or other expenses)(1)                                                          0.63%      1.72%



This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



--------------------------------------------------------------------------------
                                    Manage-                          Other
Portfolio Name                    ment Fees(2)   12b-1 Fees(3)    Expenses (4)
--------------------------------------------------------------------------------
AXA Premier VIP Trust:
--------------------------------------------------------------------------------
AXA Aggressive Allocation            0.10%          0.25%            0.17%
AXA Conservative Allocation          0.10%          0.25%            0.21%
AXA Conservative-Plus Allocation     0.10%          0.25%            0.19%
AXA Moderate Allocation              0.10%          0.25%            0.17%
AXA Moderate-Plus Allocation         0.10%          0.25%            0.17%
Multimanager Aggressive Equity       0.60%          0.25%            0.19%
Multimanager Core Bond               0.58%          0.25%            0.18%
Multimanager Health Care             1.20%          0.25%            0.23%
Multimanager High Yield              0.57%          0.25%            0.19%
Multimanager International Equity    1.00%          0.25%            0.23%
Multimanager Large Cap Core Equity   0.89%          0.25%            0.21%
Multimanager Large Cap Growth        0.90%          0.25%            0.22%
Multimanager Large Cap Value         0.87%          0.25%            0.20%
Multimanager Mid Cap Growth          1.10%          0.25%            0.20%
Multimanager Mid Cap Value           1.09%          0.25%            0.20%
Multimanager Small Cap Growth        1.05%          0.25%            0.27%
Multimanager Small Cap Value         1.03%          0.25%            0.18%
Multimanager Technology              1.20%          0.25%            0.22%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                    Acquired
                                   Fund Fees      Total Annual    Fee Waivers
                                      and           Expenses         and/or       Net Annual
                                    Expenses        (Before         Expense        Expenses
                                  (Underlying       Expense        Reimburse-    After Expense
Portfolio Name                   Portfolio)(5)    Limitations)      ments(6)      Limitations
-----------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-----------------------------------------------------------------------------------------------
AXA Aggressive Allocation            0.92%           1.44%           (0.17)%        1.27%
AXA Conservative Allocation          0.69%           1.25%           (0.21)%        1.04%
AXA Conservative-Plus Allocation     0.76%           1.30%           (0.19)%        1.11%
AXA Moderate Allocation              0.82%           1.34%           (0.17)%        1.17%
AXA Moderate-Plus Allocation         0.86%           1.38%           (0.17)%        1.21%
Multimanager Aggressive Equity        --             1.04%             --           1.04%
Multimanager Core Bond                --             1.01%           (0.01)%        1.00%
Multimanager Health Care              --             1.68%            0.00%         1.68%
Multimanager High Yield               --             1.01%             --           1.01%
Multimanager International Equity     --             1.48%            0.00%         1.48%
Multimanager Large Cap Core Equity    --             1.35%            0.00%         1.35%
Multimanager Large Cap Growth         --             1.37%           (0.02)%        1.35%
Multimanager Large Cap Value          --             1.32%            0.00%         1.32%
Multimanager Mid Cap Growth           --             1.55%            0.00%         1.55%
Multimanager Mid Cap Value            --             1.54%            0.00%         1.54%
Multimanager Small Cap Growth         --             1.57%           (0.02)%        1.55%
Multimanager Small Cap Value          --             1.46%            0.00%         1.46%
Multimanager Technology              0.01%           1.68%            0.00%         1.68%
-----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                               Manage-                         Other
Portfolio Name                              ment Fees(2)   12b-1 Fees(3)    Expenses (4)
-------------------------------------------------------------------------------------------
EQ Advisors Trust:
-------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock              0.47%          0.25%            0.13%
EQ/AllianceBernstein Intermediate Government   0.50%          0.25%            0.13%
Securities
EQ/AllianceBernstein International             0.71%          0.25%            0.18%
EQ/AllianceBernstein Large Cap Growth          0.90%          0.25%            0.13%
EQ/AllianceBernstein Quality Bond              0.50%          0.25%            0.14%
EQ/AllianceBernstein Small Cap Growth          0.74%          0.25%            0.13%
EQ/AllianceBernstein Value                     0.59%          0.25%            0.12%
EQ/Ariel Appreciation II                       0.75%          0.25%            0.26%
EQ/BlackRock Basic Value Equity                0.55%          0.25%            0.13%
EQ/BlackRock International Value               0.81%          0.25%            0.19%
EQ/Boston Advisors Equity Income               0.75%          0.25%            0.14%
EQ/Calvert Socially Responsible                0.65%          0.25%            0.23%
EQ/Capital Guardian Growth                     0.65%          0.25%            0.14%
EQ/Capital Guardian Research                   0.63%          0.25%            0.13%
EQ/Caywood-Scholl High Yield Bond              0.60%          0.25%            0.16%
EQ/Davis New York Venture                      0.85%          0.25%            0.18%
EQ/Equity 500 Index                            0.25%          0.25%            0.13%
EQ/Evergreen International Bond                0.70%          0.25%            0.17%
EQ/Evergreen Omega                             0.65%          0.25%            0.25%
EQ/FI Mid Cap                                  0.68%          0.25%            0.13%
EQ/Franklin Income                             0.90%          0.25%            0.15%
EQ/Franklin Small Cap Value                    0.90%          0.25%            0.18%
EQ/Franklin Templeton Founding Strategy        0.05%          0.25%            0.22%
EQ/GAMCO Mergers and Acquisitions              0.90%          0.25%            0.19%
EQ/GAMCO Small Company Value                   0.76%          0.25%            0.12%
EQ/International Core PLUS                     0.60%          0.25%            0.30%
EQ/International Growth                        0.85%          0.25%            0.27%
EQ/JPMorgan Core Bond                          0.43%          0.25%            0.13%
EQ/JPMorgan Value Opportunities                0.60%          0.25%            0.14%
EQ/Large Cap Core PLUS                         0.50%          0.25%            0.25%
EQ/Large Cap Growth PLUS                       0.50%          0.25%            0.24%
EQ/Legg Mason Value Equity                     0.65%          0.25%            0.17%
EQ/Long Term Bond                              0.40%          0.25%            0.13%
EQ/Lord Abbett Growth and Income               0.65%          0.25%            0.16%
EQ/Lord Abbett Large Cap Core                  0.65%          0.25%            0.21%
EQ/Lord Abbett Mid Cap Value                   0.70%          0.25%            0.15%
EQ/Marsico Focus                               0.85%          0.25%            0.13%
EQ/Mid Cap Value PLUS                          0.55%          0.25%            0.24%
EQ/Money Market                                0.32%          0.25%            0.13%
EQ/Montag & Caldwell Growth                    0.75%          0.25%            0.15%
EQ/Mutual Shares                               0.90%          0.25%            0.21%
EQ/Oppenheimer Global                          0.95%          0.25%            0.51%
EQ/Oppenheimer Main Street Opportunity         0.85%          0.25%            0.45%
EQ/Oppenheimer Main Street Small Cap           0.90%          0.25%            0.48%
EQ/PIMCO Real Return                           0.55%          0.25%            0.14%
EQ/Short Duration Bond                         0.43%          0.25%            0.15%
EQ/Small Company Index                         0.25%          0.25%            0.14%
EQ/T. Rowe Price Growth Stock                  0.79%          0.25%            0.14%
EQ/Templeton Growth                            0.95%          0.25%            0.20%
EQ/UBS Growth and Income                       0.75%          0.25%            0.16%
EQ/Van Kampen Comstock                         0.65%          0.25%            0.15%
EQ/Van Kampen Emerging Markets Equity          1.11%          0.25%            0.28%
EQ/Van Kampen Mid Cap Growth                   0.70%          0.25%            0.15%
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                              Acquired
                                             Fund Fees      Total Annual     Fee Waivers
                                                and           Expenses         and/or        Net Annual
                                              Expenses        (Before         Expense         Expenses
                                            (Underlying       Expense        Reimburse-    After Expense
Portfolio Name                             Portfolio)(5)    Limitations)      ments(6)      Limitations
---------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               --             0.85%             --            0.85%
EQ/AllianceBernstein Intermediate Government    --             0.88%             --            0.88%
Securities
EQ/AllianceBernstein International              --             1.14%           (0.04)%         1.10%
EQ/AllianceBernstein Large Cap Growth           --             1.28%           (0.23)%         1.05%
EQ/AllianceBernstein Quality Bond               --             0.89%             --            0.89%
EQ/AllianceBernstein Small Cap Growth           --             1.12%             --            1.12%
EQ/AllianceBernstein Value                      --             0.96%           (0.01)%         0.95%
EQ/Ariel Appreciation II                        --             1.26%           (0.11)%         1.15%
EQ/BlackRock Basic Value Equity                 --             0.93%            0.00%          0.93%
EQ/BlackRock International Value                --             1.25%            0.00%          1.25%
EQ/Boston Advisors Equity Income                --             1.14%           (0.09)%         1.05%
EQ/Calvert Socially Responsible                 --             1.13%           (0.08)%         1.05%
EQ/Capital Guardian Growth                     0.01%           1.05%           (0.09)%         0.96%
EQ/Capital Guardian Research                    --             1.01%           (0.06)%         0.95%
EQ/Caywood-Scholl High Yield Bond               --             1.01%           (0.01)%         1.00%
EQ/Davis New York Venture                       --             1.28%            0.00%          1.28%
EQ/Equity 500 Index                             --             0.63%             --            0.63%
EQ/Evergreen International Bond                 --             1.12%            0.00%          1.12%
EQ/Evergreen Omega                              --             1.15%            0.00%          1.15%
EQ/FI Mid Cap                                   --             1.06%           (0.06)%         1.00%
EQ/Franklin Income                              --             1.30%            0.00%          1.30%
EQ/Franklin Small Cap Value                     --             1.33%           (0.03)%         1.30%
EQ/Franklin Templeton Founding Strategy        1.05%           1.57%           (0.12)%         1.45%(7)
EQ/GAMCO Mergers and Acquisitions               --             1.34%            0.00%          1.34%
EQ/GAMCO Small Company Value                    --             1.13%            0.00%          1.13%
EQ/International Core PLUS                     0.04%           1.19%           (0.05)%         1.14%
EQ/International Growth                         --             1.37%            0.00%          1.37%
EQ/JPMorgan Core Bond                           --             0.81%            0.00%          0.81%
EQ/JPMorgan Value Opportunities                 --             0.99%           (0.04)%         0.95%
EQ/Large Cap Core PLUS                         0.02%           1.02%           (0.05)%         0.97%
EQ/Large Cap Growth PLUS                       0.02%           1.01%           (0.04)%         0.97%
EQ/Legg Mason Value Equity                      --             1.07%           (0.07)%         1.00%
EQ/Long Term Bond                               --             0.78%            0.00%          0.78%
EQ/Lord Abbett Growth and Income                --             1.06%           (0.06)%         1.00%
EQ/Lord Abbett Large Cap Core                   --             1.11%           (0.11)%         1.00%
EQ/Lord Abbett Mid Cap Value                    --             1.10%           (0.05)%         1.05%
EQ/Marsico Focus                                --             1.23%           (0.08)%         1.15%
EQ/Mid Cap Value PLUS                          0.02%           1.06%           (0.04)%         1.02%
EQ/Money Market                                 --             0.70%             --            0.70%
EQ/Montag & Caldwell Growth                     --             1.15%            0.00%          1.15%
EQ/Mutual Shares                                --             1.36%           (0.06)%         1.30%
EQ/Oppenheimer Global                          0.01%           1.72%           (0.36)%         1.36%
EQ/Oppenheimer Main Street Opportunity         0.01%           1.56%           (0.25)%         1.31%
EQ/Oppenheimer Main Street Small Cap           0.01%           1.64%           (0.33)%         1.31%
EQ/PIMCO Real Return                            --             0.94%           (0.04)%         0.90%
EQ/Short Duration Bond                          --             0.83%            0.00%          0.83%
EQ/Small Company Index                          --             0.64%            0.00%          0.64%
EQ/T. Rowe Price Growth Stock                   --             1.18%           (0.03)%         1.15%
EQ/Templeton Growth                             --             1.40%           (0.05)%         1.35%
EQ/UBS Growth and Income                        --             1.16%           (0.11)%         1.05%
EQ/Van Kampen Comstock                          --             1.05%           (0.05)%         1.00%
EQ/Van Kampen Emerging Markets Equity           --             1.64%            0.00%          1.64%
EQ/Van Kampen Mid Cap Growth                    --             1.10%           (0.05)%         1.05%
---------------------------------------------------------------------------------------------------------



Notes:

(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See footnotes (6) and (7) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(4) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnotes (6) and (7) for any expense limitation agreement information.

(5) Each of these variable investment options invest in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:



---------------------------------------------------
   Portfolio Name
---------------------------------------------------
   Multimanager Aggressive Equity          0.97%
   Multimanager Health Care                1.67%
   Multimanager Large Cap Core Equity      1.34%
   Multimanager Large Cap Growth           1.29%
   Multimanager Large Cap Value            1.26%
   Multimanager Mid Cap Growth             1.52%
   Multimanager Mid Cap Value              1.53%
   Multimanager Small Cap Growth           1.35%
   Multimanager Small Cap Value            1.45%
   Multimanager Technology                 1.67%
   EQ/AllianceBernstein Common Stock       0.84%
   EQ/AllianceBernstein Large Cap Growth   1.03%
   EQ/AllianceBernstein Small Cap Growth   1.11%
   EQ/AllianceBernstein Value              0.87%
   EQ/Ariel Appreciation II                1.09%
   EQ/BlackRock Basic Value Equity         0.92%
   EQ/Davis New York Venture               1.25%
   EQ/Evergreen Omega                      1.12%
   EQ/GAMCO Mergers and Acquisitions       1.33%
   EQ/GAMCO Small Company Value            1.10%
   EQ/International Core PLUS              1.05%
   EQ/Large Cap Core PLUS                  0.83%
   EQ/Large Cap Growth PLUS                0.82%
   EQ/Legg Mason Value Equity              0.97%
   EQ/Lord Abbett Growth and Income        0.98%
   EQ/Lord Abbett Large Cap Core           0.99%
   EQ/Lord Abbett Mid Cap Value            1.04%
   EQ/Mid Cap Value PLUS                   0.81%
   EQ/Montag & Caldwell Growth             1.13%
   EQ/T. Rowe Price Growth Stock           0.87%
   EQ/UBS Growth and Income                1.04%
   EQ/Van Kampen Comstock                  0.99%
   EQ/Van Kampen Mid Cap Growth            1.04%
---------------------------------------------------



(7) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and administration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2007, which results in an estimated administrative charge of 0.0% of contract value. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.


The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------------------------
                                                       If you surrender your contract at the end
                                                             of the applicable time period
                                             ------------------------------------------------------------
           Portfolio Name                       1 year         3 years        5 years       10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,066.00     $ 1,618.00     $ 2,194.00     $ 3,949.00
AXA Conservative Allocation                   $ 1,047.00     $ 1,559.00     $ 2,098.00     $ 3,768.00
AXA Conservative-Plus Allocation              $ 1,052.00     $ 1,574.00     $ 2,123.00     $ 3,816.00
AXA Moderate Allocation                       $ 1,056.00     $ 1,587.00     $ 2,143.00     $ 3,854.00
AXA Moderate-Plus Allocation                  $ 1,060.00     $ 1,599.00     $ 2,164.00     $ 3,892.00
Multimanager Aggressive Equity                $ 1,024.00     $ 1,494.00     $ 1,991.00     $ 3,564.00
Multimanager Core Bond                        $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
Multimanager Health Care                      $ 1,092.00     $ 1,691.00     $ 2,314.00     $ 4,172.00
Multimanager High Yield                       $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
Multimanager International Equity             $ 1,071.00     $ 1,630.00     $ 2,214.00     $ 3,987.00
Multimanager Large Cap Core Equity            $ 1,057.00     $ 1,590.00     $ 2,148.00     $ 3,864.00
Multimanager Large Cap Growth                 $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
Multimanager Large Cap Value                  $ 1,054.00     $ 1,581.00     $ 2,133.00     $ 3,835.00
Multimanager Mid Cap Growth                   $ 1,078.00     $ 1,651.00     $ 2,249.00     $ 4,052.00
Multimanager Mid Cap Value                    $ 1,077.00     $ 1,648.00     $ 2,244.00     $ 4,043.00
Multimanager Small Cap Growth                 $ 1,080.00     $ 1,658.00     $ 2,259.00     $ 4,071.00
Multimanager Small Cap Value                  $ 1,069.00     $ 1,624.00     $ 2,204.00     $ 3,968.00
Multimanager Technology                       $ 1,092.00     $ 1,691.00     $ 2,314.00     $ 4,172.00
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,005.00     $ 1,434.00     $ 1,893.00     $ 3,376.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,008.00     $ 1,444.00     $ 1,909.00     $ 3,406.00
EQ/AllianceBernstein International            $ 1,035.00     $ 1,525.00     $ 2,042.00     $ 3,662.00
EQ/AllianceBernstein Large Cap Growth         $ 1,050.00     $ 1,568.00     $ 2,113.00     $ 3,797.00
EQ/AllianceBernstein Quality Bond             $ 1,009.00     $ 1,447.00     $ 1,914.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth         $ 1,033.00     $ 1,519.00     $ 2,032.00     $ 3,642.00
EQ/AllianceBernstein Value                    $ 1,016.00     $ 1,469.00     $ 1,950.00     $ 3,485.00
EQ/Ariel Appreciation II                      $ 1,048.00     $ 1,562.00     $ 2,103.00     $ 3,778.00
EQ/BlackRock Basic Value Equity               $ 1,013.00     $ 1,459.00     $ 1,934.00     $ 3,455.00
EQ/BlackRock International Value              $ 1,047.00     $ 1,559.00     $ 2,098.00     $ 3,768.00
EQ/Boston Advisors Equity Income              $ 1,035.00     $ 1,525.00     $ 2,042.00     $ 3,662.00
EQ/Calvert Socially Responsible               $ 1,034.00     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/Capital Guardian Growth                    $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
EQ/Capital Guardian Research                  $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Caywood-Scholl High Yield Bond             $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Davis New York Venture                     $ 1,050.00     $ 1,568.00     $ 2,113.00     $ 3,797.00
EQ/Equity 500 Index                           $   981.00     $ 1,365.00     $ 1,779.00     $ 3,153.00
EQ/Evergreen International Bond               $ 1,033.00     $ 1,519.00     $ 2,032.00     $ 3,642.00
---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                           If you annuitize at the end
                                               of the applicable time period and select a non-life
                                                contingent period certain annuity option with less
                                                                 than five years
                                             ----------------------------------------------------------
           Portfolio Name                     1 year      3 years          5 years       10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                       N/A     $ 1,618.00       $ 2,194.00     $ 3,949.00
AXA Conservative Allocation                     N/A     $ 1,559.00       $ 2,098.00     $ 3,768.00
AXA Conservative-Plus Allocation                N/A     $ 1,574.00       $ 2,123.00     $ 3,816.00
AXA Moderate Allocation                         N/A     $ 1,587.00       $ 2,143.00     $ 3,854.00
AXA Moderate-Plus Allocation                    N/A     $ 1,599.00       $ 2,164.00     $ 3,892.00
Multimanager Aggressive Equity                  N/A     $ 1,494.00       $ 1,991.00     $ 3,564.00
Multimanager Core Bond                          N/A     $ 1,484.00       $ 1,975.00     $ 3,535.00
Multimanager Health Care                        N/A     $ 1,691.00       $ 2,314.00     $ 4,172.00
Multimanager High Yield                         N/A     $ 1,484.00       $ 1,975.00     $ 3,535.00
Multimanager International Equity               N/A     $ 1,630.00       $ 2,214.00     $ 3,987.00
Multimanager Large Cap Core Equity              N/A     $ 1,590.00       $ 2,148.00     $ 3,864.00
Multimanager Large Cap Growth                   N/A     $ 1,596.00       $ 2,158.00     $ 3,883.00
Multimanager Large Cap Value                    N/A     $ 1,581.00       $ 2,133.00     $ 3,835.00
Multimanager Mid Cap Growth                     N/A     $ 1,651.00       $ 2,249.00     $ 4,052.00
Multimanager Mid Cap Value                      N/A     $ 1,648.00       $ 2,244.00     $ 4,043.00
Multimanager Small Cap Growth                   N/A     $ 1,658.00       $ 2,259.00     $ 4,071.00
Multimanager Small Cap Value                    N/A     $ 1,624.00       $ 2,204.00     $ 3,968.00
Multimanager Technology                         N/A     $ 1,691.00       $ 2,314.00     $ 4,172.00
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               N/A     $ 1,434.00       $ 1,893.00     $ 3,376.00
EQ/AllianceBernstein Intermediate Government
 Securities                                     N/A     $ 1,444.00       $ 1,909.00     $ 3,406.00
EQ/AllianceBernstein International              N/A     $ 1,525.00       $ 2,042.00     $ 3,662.00
EQ/AllianceBernstein Large Cap Growth           N/A     $ 1,568.00       $ 2,113.00     $ 3,797.00
EQ/AllianceBernstein Quality Bond               N/A     $ 1,447.00       $ 1,914.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth           N/A     $ 1,519.00       $ 2,032.00     $ 3,642.00
EQ/AllianceBernstein Value                      N/A     $ 1,469.00       $ 1,950.00     $ 3,485.00
EQ/Ariel Appreciation II                        N/A     $ 1,562.00       $ 2,103.00     $ 3,778.00
EQ/BlackRock Basic Value Equity                 N/A     $ 1,459.00       $ 1,934.00     $ 3,455.00
EQ/BlackRock International Value                N/A     $ 1,559.00       $ 2,098.00     $ 3,768.00
EQ/Boston Advisors Equity Income                N/A     $ 1,525.00       $ 2,042.00     $ 3,662.00
EQ/Calvert Socially Responsible                 N/A     $ 1,522.00       $ 2,037.00     $ 3,652.00
EQ/Capital Guardian Growth                      N/A     $ 1,497.00       $ 1,996.00     $ 3,574.00
EQ/Capital Guardian Research                    N/A     $ 1,484.00       $ 1,975.00     $ 3,535.00
EQ/Caywood-Scholl High Yield Bond               N/A     $ 1,484.00       $ 1,975.00     $ 3,535.00
EQ/Davis New York Venture                       N/A     $ 1,568.00       $ 2,113.00     $ 3,797.00
EQ/Equity 500 Index                             N/A     $ 1,365.00       $ 1,779.00     $ 3,153.00
EQ/Evergreen International Bond                 N/A     $ 1,519.00       $ 2,032.00     $ 3,642.00
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                             If you do not surrender your
                                                                  contract at the end
                                                            of the applicable time period
                                             ----------------------------------------------------------
           Portfolio Name                      1 year       3 years         5 years        10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 366.00     $ 1,118.00      $ 1,894.00     $ 3,949.00
AXA Conservative Allocation                   $ 347.00     $ 1,059.00      $ 1,798.00     $ 3,768.00
AXA Conservative-Plus Allocation              $ 352.00     $ 1,074.00      $ 1,823.00     $ 3,816.00
AXA Moderate Allocation                       $ 356.00     $ 1,087.00      $ 1,843.00     $ 3,854.00
AXA Moderate-Plus Allocation                  $ 360.00     $ 1,099.00      $ 1,864.00     $ 3,892.00
Multimanager Aggressive Equity                $ 324.00     $   994.00      $ 1,691.00     $ 3,564.00
Multimanager Core Bond                        $ 321.00     $   984.00      $ 1,675.00     $ 3,535.00
Multimanager Health Care                      $ 392.00     $ 1,191.00      $ 2,014.00     $ 4,172.00
Multimanager High Yield                       $ 321.00     $   984.00      $ 1,675.00     $ 3,535.00
Multimanager International Equity             $ 371.00     $ 1,130.00      $ 1,914.00     $ 3,987.00
Multimanager Large Cap Core Equity            $ 357.00     $ 1,090.00      $ 1,848.00     $ 3,864.00
Multimanager Large Cap Growth                 $ 359.00     $ 1,096.00      $ 1,858.00     $ 3,883.00
Multimanager Large Cap Value                  $ 354.00     $ 1,081.00      $ 1,833.00     $ 3,835.00
Multimanager Mid Cap Growth                   $ 378.00     $ 1,151.00      $ 1,949.00     $ 4,052.00
Multimanager Mid Cap Value                    $ 377.00     $ 1,148.00      $ 1,944.00     $ 4,043.00
Multimanager Small Cap Growth                 $ 380.00     $ 1,158.00      $ 1,959.00     $ 4,071.00
Multimanager Small Cap Value                  $ 369.00     $ 1,124.00      $ 1,904.00     $ 3,968.00
Multimanager Technology                       $ 392.00     $ 1,191.00      $ 2,014.00     $ 4,172.00
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 304.00     $   934.00      $ 1,593.00     $ 3,376.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 308.00     $   944.00      $ 1,609.00     $ 3,406.00
EQ/AllianceBernstein International            $ 335.00     $ 1,025.00      $ 1,742.00     $ 3,662.00
EQ/AllianceBernstein Large Cap Growth         $ 350.00     $ 1,068.00      $ 1,813.00     $ 3,797.00
EQ/AllianceBernstein Quality Bond             $ 309.00     $   947.00      $ 1,614.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth         $ 333.00     $ 1,019.00      $ 1,732.00     $ 3,642.00
EQ/AllianceBernstein Value                    $ 316.00     $   969.00      $ 1,650.00     $ 3,485.00
EQ/Ariel Appreciation II                      $ 348.00     $ 1,062.00      $ 1,803.00     $ 3,778.00
EQ/BlackRock Basic Value Equity               $ 313.00     $   959.00      $ 1,634.00     $ 3,455.00
EQ/BlackRock International Value              $ 347.00     $ 1,059.00      $ 1,798.00     $ 3,768.00
EQ/Boston Advisors Equity Income              $ 335.00     $ 1,025.00      $ 1,742.00     $ 3,662.00
EQ/Calvert Socially Responsible               $ 334.00     $ 1,022.00      $ 1,737.00     $ 3,652.00
EQ/Capital Guardian Growth                    $ 326.00     $   997.00      $ 1,696.00     $ 3,574.00
EQ/Capital Guardian Research                  $ 321.00     $   984.00      $ 1,675.00     $ 3,535.00
EQ/Caywood-Scholl High Yield Bond             $ 321.00     $   984.00      $ 1,675.00     $ 3,535.00
EQ/Davis New York Venture                     $ 350.00     $ 1,068.00      $ 1,813.00     $ 3,797.00
EQ/Equity 500 Index                           $ 281.00     $   865.00      $ 1,479.00     $ 3,153.00
EQ/Evergreen International Bond               $ 333.00     $ 1,019.00      $ 1,732.00     $ 3,642.00
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end
                                                         of the applicable time period
                                         ------------------------------------------------------------
           Portfolio Name                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                        $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/FI Mid Cap                             $ 1,027.00     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Franklin Income                        $ 1,052.00     $ 1,574.00     $ 2,123.00     $ 3,816.00
EQ/Franklin Small Cap Value               $ 1,055.00     $ 1,584.00     $ 2,138.00     $ 3,845.00
EQ/Franklin Templeton Founding Strategy   $ 1,080.00     $ 1,658.00     $ 2,259.00     $ 4,071.00
EQ/GAMCO Mergers and Acquisitions         $ 1,056.00     $ 1,587.00     $ 2,143.00     $ 3,854.00
EQ/GAMCO Small Company Value              $ 1,034.00     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/International Core PLUS                $ 1,040.00     $ 1,540.00     $ 2,067.00     $ 3,710.00
EQ/International Growth                   $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
EQ/JPMorgan Core Bond                     $ 1,000.00     $ 1,422.00     $ 1,873.00     $ 3,335.00
EQ/JPMorgan Value Opportunities           $ 1,019.00     $ 1,478.00     $ 1,965.00     $ 3,515.00
EQ/Large Cap Core PLUS                    $ 1,022.00     $ 1,487.00     $ 1,981.00     $ 3,544.00
EQ/Large Cap Growth PLUS                  $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Legg Mason Value Equity                $ 1,028.00     $ 1,503.00     $ 2,006.00     $ 3,594.00
EQ/Long Term Bond                         $   997.00     $ 1,413.00     $ 1,857.00     $ 3,305.00
EQ/Lord Abbett Growth and Income          $ 1,027.00     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Lord Abbett Large Cap Core             $ 1,032.00     $ 1,515.00     $ 2,027.00     $ 3,633.00
EQ/Lord Abbett Mid Cap Value              $ 1,031.00     $ 1,512.00     $ 2,021.00     $ 3,623.00
EQ/Marsico Focus                          $ 1,044.00     $ 1,553.00     $ 2,088.00     $ 3,749.00
EQ/Mid Cap Value PLUS                     $ 1,027.00     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Money Market                           $   989.00     $ 1,387.00     $ 1,816.00     $ 3,224.00
EQ/Montag & Caldwell Growth               $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/Mutual Shares                          $ 1,058.00     $ 1,593.00     $ 2,153.00     $ 3,873.00
EQ/Oppenheimer Global                     $ 1,096.00     $ 1,704.00     $ 2,334.00     $ 4,209.00
EQ/Oppenheimer Main Street Opportunity    $ 1,079.00     $ 1,655.00     $ 2,254.00     $ 4,061.00
EQ/Oppenheimer Main Street Small Cap      $ 1,087.00     $ 1,679.00     $ 2,294.00     $ 4,136.00
EQ/PIMCO Real Return                      $ 1,014.00     $ 1,462.00     $ 1,940.00     $ 3,465.00
EQ/Short Duration Bond                    $ 1,002.00     $ 1,428.00     $ 1,883.00     $ 3,356.00
EQ/Small Company Index                    $   982.00     $ 1,369.00     $ 1,784.00     $ 3,163.00
EQ/T. Rowe Price Growth Stock             $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
EQ/Templeton Growth                       $ 1,062.00     $ 1,605.00     $ 2,174.00     $ 3,911.00
EQ/UBS Growth and Income                  $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/Van Kampen Comstock                    $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
EQ/Van Kampen Emerging Markets Equity     $ 1,087.00     $ 1,679.00     $ 2,294.00     $ 4,136.00
EQ/Van Kampen Mid Cap Growth              $ 1,031.00     $ 1,512.00     $ 2,021.00     $ 3,623.00
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                       If you annuitize at the end
                                           of the applicable time period and select a non-life
                                            contingent period certain annuity option with less
                                                             than five years
                                         ------------------------------------------------------
           Portfolio Name                 1 year      3 years        5 years       10 years
-----------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------
EQ/Evergreen Omega                          N/A     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/FI Mid Cap                               N/A     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Franklin Income                          N/A     $ 1,574.00     $ 2,123.00     $ 3,816.00
EQ/Franklin Small Cap Value                 N/A     $ 1,584.00     $ 2,138.00     $ 3,845.00
EQ/Franklin Templeton Founding Strategy     N/A     $ 1,658.00     $ 2,259.00     $ 4,071.00
EQ/GAMCO Mergers and Acquisitions           N/A     $ 1,587.00     $ 2,143.00     $ 3,854.00
EQ/GAMCO Small Company Value                N/A     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/International Core PLUS                  N/A     $ 1,540.00     $ 2,067.00     $ 3,710.00
EQ/International Growth                     N/A     $ 1,596.00     $ 2,158.00     $ 3,883.00
EQ/JPMorgan Core Bond                       N/A     $ 1,422.00     $ 1,873.00     $ 3,335.00
EQ/JPMorgan Value Opportunities             N/A     $ 1,478.00     $ 1,965.00     $ 3,515.00
EQ/Large Cap Core PLUS                      N/A     $ 1,487.00     $ 1,981.00     $ 3,544.00
EQ/Large Cap Growth PLUS                    N/A     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Legg Mason Value Equity                  N/A     $ 1,503.00     $ 2,006.00     $ 3,594.00
EQ/Long Term Bond                           N/A     $ 1,413.00     $ 1,857.00     $ 3,305.00
EQ/Lord Abbett Growth and Income            N/A     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Lord Abbett Large Cap Core               N/A     $ 1,515.00     $ 2,027.00     $ 3,633.00
EQ/Lord Abbett Mid Cap Value                N/A     $ 1,512.00     $ 2,021.00     $ 3,623.00
EQ/Marsico Focus                            N/A     $ 1,553.00     $ 2,088.00     $ 3,749.00
EQ/Mid Cap Value PLUS                       N/A     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Money Market                             N/A     $ 1,387.00     $ 1,816.00     $ 3,224.00
EQ/Montag & Caldwell Growth                 N/A     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/Mutual Shares                            N/A     $ 1,593.00     $ 2,153.00     $ 3,873.00
EQ/Oppenheimer Global                       N/A     $ 1,704.00     $ 2,334.00     $ 4,209.00
EQ/Oppenheimer Main Street Opportunity      N/A     $ 1,655.00     $ 2,254.00     $ 4,061.00
EQ/Oppenheimer Main Street Small Cap        N/A     $ 1,679.00     $ 2,294.00     $ 4,136.00
EQ/PIMCO Real Return                        N/A     $ 1,462.00     $ 1,940.00     $ 3,465.00
EQ/Short Duration Bond                      N/A     $ 1,428.00     $ 1,883.00     $ 3,356.00
EQ/Small Company Index                      N/A     $ 1,369.00     $ 1,784.00     $ 3,163.00
EQ/T. Rowe Price Growth Stock               N/A     $ 1,537.00     $ 2,062.00     $ 3,701.00
EQ/Templeton Growth                         N/A     $ 1,605.00     $ 2,174.00     $ 3,911.00
EQ/UBS Growth and Income                    N/A     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/Van Kampen Comstock                      N/A     $ 1,497.00     $ 1,996.00     $ 3,574.00
EQ/Van Kampen Emerging Markets Equity       N/A     $ 1,679.00     $ 2,294.00     $ 4,136.00
EQ/Van Kampen Mid Cap Growth                N/A     $ 1,512.00     $ 2,021.00     $ 3,623.00
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                           If you do not surrender your
                                                                contract at the end
                                                          of the applicable time period
                                           ----------------------------------------------------------
           Portfolio Name                    1 year       3 years         5 years       10 years
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                          $ 336.00     $ 1,028.00     $ 1,747.00     $ 3,672.00
EQ/FI Mid Cap                               $ 327.00     $ 1,000.00     $ 1,701.00     $ 3,584.00
EQ/Franklin Income                          $ 352.00     $ 1,074.00     $ 1,823.00     $ 3,816.00
EQ/Franklin Small Cap Value                 $ 355.00     $ 1,084.00     $ 1,838.00     $ 3,845.00
EQ/Franklin Templeton Founding Strategy     $ 380.00     $ 1,158.00     $ 1,959.00     $ 4,071.00
EQ/GAMCO Mergers and Acquisitions           $ 356.00     $ 1,087.00     $ 1,843.00     $ 3,854.00
EQ/GAMCO Small Company Value                $ 334.00     $ 1,022.00     $ 1,737.00     $ 3,652.00
EQ/International Core PLUS                  $ 340.00     $ 1,040.00     $ 1,767.00     $ 3,710.00
EQ/International Growth                     $ 359.00     $ 1,096.00     $ 1,858.00     $ 3,883.00
EQ/JPMorgan Core Bond                       $ 300.00     $   922.00     $ 1,573.00     $ 3,335.00
EQ/JPMorgan Value Opportunities             $ 319.00     $   978.00     $ 1,665.00     $ 3,515.00
EQ/Large Cap Core PLUS                      $ 322.00     $   987.00     $ 1,681.00     $ 3,544.00
EQ/Large Cap Growth PLUS                    $ 321.00     $   984.00     $ 1,675.00     $ 3,535.00
EQ/Legg Mason Value Equity                  $ 328.00     $ 1,003.00     $ 1,706.00     $ 3,594.00
EQ/Long Term Bond                           $ 297.00     $   913.00     $ 1,557.00     $ 3,305.00
EQ/Lord Abbett Growth and Income            $ 327.00     $ 1,000.00     $ 1,701.00     $ 3,584.00
EQ/Lord Abbett Large Cap Core               $ 332.00     $ 1,015.00     $ 1,727.00     $ 3,633.00
EQ/Lord Abbett Mid Cap Value                $ 331.00     $ 1,012.00     $ 1,721.00     $ 3,623.00
EQ/Marsico Focus                            $ 344.00     $ 1,053.00     $ 1,788.00     $ 3,749.00
EQ/Mid Cap Value PLUS                       $ 327.00     $ 1,000.00     $ 1,701.00     $ 3,584.00
EQ/Money Market                             $ 289.00     $   887.00     $ 1,516.00     $ 3,224.00
EQ/Montag & Caldwell Growth                 $ 336.00     $ 1,028.00     $ 1,747.00     $ 3,672.00
EQ/Mutual Shares                            $ 358.00     $ 1,093.00     $ 1,853.00     $ 3,873.00
EQ/Oppenheimer Global                       $ 396.00     $ 1,204.00     $ 2,034.00     $ 4,209.00
EQ/Oppenheimer Main Street Opportunity      $ 379.00     $ 1,155.00     $ 1,954.00     $ 4,061.00
EQ/Oppenheimer Main Street Small Cap        $ 387.00     $ 1,179.00     $ 1,994.00     $ 4,136.00
EQ/PIMCO Real Return                        $ 314.00     $   962.00     $ 1,640.00     $ 3,465.00
EQ/Short Duration Bond                      $ 302.00     $   928.00     $ 1,583.00     $ 3,356.00
EQ/Small Company Index                      $ 282.00     $   869.00     $ 1,484.00     $ 3,163.00
EQ/T. Rowe Price Growth Stock               $ 339.00     $ 1,037.00     $ 1,762.00     $ 3,701.00
EQ/Templeton Growth                         $ 362.00     $ 1,105.00     $ 1,874.00     $ 3,911.00
EQ/UBS Growth and Income                    $ 337.00     $ 1,031.00     $ 1,752.00     $ 3,681.00
EQ/Van Kampen Comstock                      $ 326.00     $   997.00     $ 1,696.00     $ 3,574.00
EQ/Van Kampen Emerging Markets Equity       $ 387.00     $ 1,179.00     $ 1,994.00     $ 4,136.00
EQ/Van Kampen Mid Cap Growth                $ 331.00     $ 1,012.00     $ 1,721.00     $ 3,623.00
-----------------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see item (14) at the end of this Prospectus.

(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS


For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the EQ/Short Duration Bond, EQ/Money Market, EQ/AllianceBernstein Intermediate Government Securities, and the Fixed Maturity Options (FMOs) are investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or 6%, as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.



(5) TAX INFORMATION


HOW YOU CAN MAKE CONTRIBUTIONS


o Regular contributions to traditional IRAs and Roth IRAs are limited to $5,000 for the calendar year 2008.

o Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70-1/2.


o Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.


o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) or 403(b) plan which permits designated Roth elective deferral contributions to be made. Beginning in 2008, conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

o A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA plan under certain circumstances.


REQUIRED MINIMUM DISTRIBUTIONS


Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from qualified plans and 403(b) plans funded by annuity contracts and from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which become fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.



(6) UPDATED INFORMATION ON AXA EQUITABLE


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



(7) MANAGING YOUR ALLOCATIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


(8) DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



(9) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


(10) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

     - on a non-business day;
     - after 4:00 p.m. Eastern Time on a business day; or
     - after an early close of regular trading on the NYSE on a business day.


If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.


(11) YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY


The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.



(12) LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(13) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"), which serve as principal underwriters of Separate Account Nos. 45 and 49, respectively. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



(14) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.


The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.


The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Compreshensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.


(15) CONDENSED FINANCIAL INFORMATION


The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2007. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 with the same daily asset charges of 1.15%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years ending December 31,
                                                                    -------------------------------------------------------------
                                                                         2007        2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  13.90    $  13.24     $  11.36    $  10.64          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  448         263          109          64          --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  11.48    $  10.98     $  10.44    $  10.31          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  387         251          226          98          --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  11.91    $  11.43     $  10.63    $  10.41          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  441         206          114          54          --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  57.64    $  54.74     $  50.07    $  48.21    $  44.75
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  570         843          703         778         909
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  54.56    $  51.94     $  47.62    $  45.97    $  42.78
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  789         613          971       1,106       1,263
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  13.37    $  12.71     $  11.23          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                1,837       1,295          728          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 299.23    $ 291.81     $ 266.03    $ 257.37    $ 227.59
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  203         380          322         407         498
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 290.90    $ 284.40     $ 259.92    $ 252.09    $ 223.47
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  311         266          458         552         639
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  21.22    $  20.04     $  19.61    $  19.55    $  19.35
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  205         469          293         354         460
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  20.66    $  19.56     $  19.19    $  19.17    $  19.03
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  361         238          563         766         998
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  21.42    $  19.35     $  15.81    $  13.84    $  11.82
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  978       1,145        1,271       1,509       1,843
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  20.84    $  18.87     $  15.45    $  13.56    $  11.61
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                1,020       1,130        1,246       1,359       1,568
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $   8.00    $   7.10     $   7.22    $   6.36    $   5.93
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  674         995        1,173       1,269       1,663
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  17.39    $  16.83     $  16.40    $  16.26    $  15.86
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  170         227          287         275         292
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  21.93    $  18.96     $  17.56    $  15.89    $  14.06
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  155         974          365         358         402
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  21.37    $  18.53     $  17.20    $  15.60    $  13.85
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  810         304        1,163       1,361       1,510
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $   9.06          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                4,100          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                       -------------------------------------------------------------
                                                                           2002        2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  37.91    $  43.83           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,013         387           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  36.32    $  42.10           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,386         736           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $ 153.56    $ 232.44     $ 262.80     $ 309.23     $ 249.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                    560         748          893          993        1,079
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $ 151.16    $ 229.38     $ 260.00     $ 306.70     $ 248.45
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                    698         875          988        1,066        1,101
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  19.12    $  17.76     $  16.62     $  15.40     $  15.55
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,043         641          360          451          524
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  18.85    $  17.56     $  16.46     $  15.30     $  15.49
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,296       1,054          735          871        1,079
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $   8.83    $   9.91     $  13.00     $  17.08     $  12.54
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,978         816          941          855        1,001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $   8.69    $   9.77     $  12.89     $  16.97     $  12.49
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,624         390          438          414          438
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $   4.87    $   7.16     $   9.53     $  11.81           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,968       2,839        3,046        1,792           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  15.49          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                    240          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  10.07    $  14.57     $  16.95     $  15.04     $  11.90
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                    428         497          487          192          314
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $   9.94    $  14.41     $  16.81     $  14.96     $  11.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,604       1,800        1,985        1,762        2,306
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years ending December 31,
                                                                    -------------------------------------------------------------
                                                                        2007        2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.05     $ 18.28      $ 15.23     $ 14.61     $ 13.03
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               7,094       1,987        2,290       2,543       2,775
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.13     $ 11.39      $ 10.37          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  18           8            2          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 24.66     $ 24.66      $ 20.63     $ 20.27     $ 18.55
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               1,030       1,201        1,488       1,843       2,009
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Black Rock International Value -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 25.44     $ 23.35      $ 18.80     $ 17.16     $ 14.27
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 736         795          814         779         839
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  7.06     $  6.89      $  6.01     $  5.73          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 346         380          367          50          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.17     $  9.18      $  8.82     $  8.21     $  8.01
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  12           6           12          19          10
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.94     $ 13.37      $ 12.60     $ 12.12     $ 11.62
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  58          38           28          15          14
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.34     $ 13.28      $ 11.99     $ 11.44     $ 10.43
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               1,117       1,048        1,232       1,468       1,625
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.29     $ 11.11      $ 10.41          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  78          57           25          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.13     $ 10.85           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 105          19           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 32.78     $ 31.52           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  --          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 31.91     $ 30.76      $ 27.04     $ 26.20     $ 24.04
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 521         624          717         858         994
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.77     $  9.97      $  9.75          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  98          55            5          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.98     $  9.07      $  8.66     $  8.43     $  7.97
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 113         121          149         225         198
---------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.91     $ 13.03      $ 11.81     $ 11.24     $  9.80
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 520         620          750         697         677
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.53     $ 10.44           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     357          78           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.78     $ 10.83           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      39           6           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.53          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      62          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                              -------------------------------------------------------------
                                                                  2002        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 10.24     $ 12.00          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         2,810       2,882          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 14.30     $ 17.36     $ 16.64       $ 15.06     $ 12.81
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         2,129       2,223       1,946         2,162       2,127
---------------------------------------------------------------------------------------------------------------------------
 EQ/Black Rock International Value -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 11.27          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           956          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.34     $  8.72          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             3          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  9.48          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            11          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  8.02     $ 10.78     $ 11.13       $ 10.63          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1,727          80          57            20          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class A
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 19.03     $ 24.80     $ 28.57       $ 32.04     $ 26.99
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1,017       1,094       1,206            11          14
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  5.83     $  7.76     $  9.47       $ 10.84          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            84          52          59            44          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.90     $  8.56     $ 10.00            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           427         292          43            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                            -------------------------------------------------------------------
                                                              2007        2006        2005       2004        2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.93     $ 11.67     $ 10.52          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        70         198         132          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 30.84     $ 28.54     $ 24.30     $ 23.56         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       151          94          71          20         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.80     $ 14.75     $ 12.51     $ 10.81    $  9.62    $  7.34
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       209         238         233         209        144         56
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.43     $ 14.30     $ 11.51          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       133          42          12          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.87     $ 14.59     $ 14.19     $ 14.04    $ 13.64    $ 13.35
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       623         630         688         621        618        623
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.00     $ 16.39     $ 13.77     $ 13.40    $ 12.23    $  9.76
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       557         654         747         946      1,120      1,280
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.04     $ 10.75     $  9.63     $  9.09    $  8.25    $  6.84
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        50          85         103          98        107         99
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.59     $ 15.39     $ 14.44     $ 13.40    $ 12.04    $  9.42
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       954       1,056       1,226       1,570      1,952      2,239
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.45     $ 11.24     $ 10.65          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        70          54           7          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.70     $ 10.08     $ 10.01          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        64          47          69          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.58     $ 12.30     $ 10.61          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        41          56          18          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.89     $ 11.78     $ 10.58          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        26          10           8          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.33     $ 12.41     $ 11.16          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       200         167         199          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.73     $ 16.61     $ 15.37     $ 14.05    $ 12.86    $  9.92
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       710         770         736         693        778        439
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.41     $ 17.90     $ 16.10     $ 14.63    $ 12.56    $  9.53
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)     1,257       1,559       1,833       2,058      2,302      2,470
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 32.86     $ 31.67     $ 30.59     $ 30.08    $ 30.12    $ 30.22
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       259         433         238         344        444        863
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 32.05     $ 30.96     $ 29.98     $ 29.55    $ 29.66    $ 29.84
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       361         262         400         566        711      1,022
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.96     $  4.99     $  4.68     $  4.49         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        81          50          54          --         --         --
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                              -------------------------------------------------
                                                                  2001         2000        1999        1998
---------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS -- Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/International Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 12.19      $ 13.24     $ 12.54     $ 12.86
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1,543        1,692       2,198       2,347
---------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS -- Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  8.76      $ 10.55     $ 10.75          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            84           75          73          --
---------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS -- Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 14.51      $ 22.25     $ 27.74     $ 16.16
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         3,104        3,748       3,430       2,619
---------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 11.35           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            29           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 11.31      $ 11.00     $ 10.58     $ 10.52
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         2,317        1,758       2,259       2,984
---------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 30.12      $ 29.34     $ 27.94     $ 26.92
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           954          817       1,201         839
---------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 29.82      $ 29.13     $ 27.80     $ 26.85
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           965          851       1,548       1,193
---------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                            -------------------------------------------------------------------
                                                              2007        2006        2005       2004        2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.77     $ 10.72         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       138          21         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.60     $ 11.10         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        30           9         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.18     $ 10.94         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        13           6         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.78     $ 11.11         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        11           1         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.88     $  9.87    $  9.95          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       272         195        161          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.69     $ 10.27    $  9.99          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        65          83         47          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.94     $ 17.46    $ 15.00     $ 14.56     $ 12.51    $  8.68
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       265         341        383         499         427        297
-------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.16     $ 17.14    $ 18.06     $ 17.57          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        99          14         12          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.86     $ 10.76         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        94          20         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.35     $  6.35    $  5.63     $  5.23          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        86         146        117          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.53     $ 11.96    $ 10.44          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        93         157        129          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 26.97     $ 19.21    $ 14.18     $ 10.80     $  8.84    $  5.73
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       960       1,021      1,010         876         859        894
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.19     $ 13.38    $ 12.39          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       135          48         30          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity -- Class A
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 70.46     $ 63.84    $ 61.29     $ 57.16     $ 51.45    $ 37.75
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       186         197        270         320         387        453
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 68.51     $ 62.23    $ 59.89     $ 55.99     $ 50.53    $ 37.17
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       159         227        234         272         297        327
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.20     $ 11.62    $ 11.33     $ 11.26     $ 10.97    $ 10.69
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       379         416        490         551         570        493
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.15     $ 12.21    $ 11.75     $ 11.11     $ 10.02    $  7.91
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       153         206        216         231         234        160
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield -- Class A
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 35.48     $ 34.71    $ 31.86     $ 31.20     $ 28.97    $ 23.85
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        76         378        110         132         131         93
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                              -----------------------------------------------
                                                                  2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 11.10     $ 11.01     $ 11.52     $  9.66
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           320         303         334         244
-------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.16     $  6.57     $ 11.09     $  5.73
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           812         908         795         567
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity -- Class A
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 53.56     $ 72.23     $ 84.11     $ 71.60
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           576         705         854       1,101
-------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity -- Class B
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 52.87     $ 71.48     $ 83.44     $ 71.21
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           399         478         561         680
-------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 Multimanager High Yield -- Class A
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 24.80     $ 24.85     $ 27.52     $ 28.81
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           104          71          99         173
-------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years ending December 31,
                                                                    -------------------------------------------------------------
                                                                        2007        2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 34.49     $ 33.83      $ 31.13     $ 30.56     $ 28.44
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 326          93          449         548         583
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 19.02     $ 17.11      $ 13.81     $ 12.11     $ 10.39
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 260         315          260         243         212
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.93     $ 12.46      $ 11.09     $ 10.52     $  9.70
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  65          82          131         131         133
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.70     $  9.73      $  9.84     $  9.26     $  8.78
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 183         252          270         281         251
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 14.86     $ 14.50      $ 12.30     $ 11.61     $ 10.27
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 319         302          296         259         232
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.21     $ 11.04      $ 10.19     $  9.51     $  8.61
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 302         284          324         333         384
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.91     $ 14.06      $ 12.40     $ 11.69     $ 10.26
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 208         325          332         447         402
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.16     $  8.94      $  8.20     $  7.72          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 196         101           70          13          --
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 17.85     $ 20.03      $ 17.45     $ 16.86     $ 14.57
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 279         399          485         526         495
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.51     $ 10.71      $ 10.09     $  9.18     $  8.84
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 274         316          382         537         207
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                              -----------------------------------------------------------
                                                                  2002        2001        2000         1999        1998
-------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield -- Class B
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 23.48     $ 24.47     $ 24.59      $ 27.30     $ 28.65
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           592         707         796        1,064       1,451
-------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  7.82          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           129          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  7.66          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            88          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.80          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           164          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  7.92          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           205          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.21          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           214          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  7.38          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           250          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 10.73          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           384          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  5.67          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            44          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            ----------------------------------------------------------------------
                                                                2007       2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.05    $  14.43    $  12.45    $  11.72    $  10.66          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           8          10          13          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,377       3,084       1,519         656          32          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.76    $  11.31    $  10.82    $  10.74    $  10.30          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           5           6           5          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,454       1,800       1,000         281           1          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.40    $  11.96    $  11.19    $  11.02    $  10.41          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12          13          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,753       3,022       2,176         414          84          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 48.27    $  46.21    $  42.61    $  41.36    $  38.70    $  33.05
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          32          33           8           9          13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,098       2,325       1,725         893         383          86
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.45    $  13.82    $  12.28    $  11.71    $  10.66          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7          --           4          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      23,506      14,705       6,917       2,788          46          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $243.48    $ 239.38    $ 219.99    $ 214.55    $ 191.26    $ 130.09
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           3           3           3           4           6
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          65          73          73          64          29           9
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.82    $  17.92    $  17.67    $  17.76    $  17.72    $  17.65
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          29          39          67          84         146
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         404         376         481         416         458         259
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.41    $  17.67    $  14.55    $  12.84    $  11.05    $   8.32
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           9          10          13          20          20
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,236       1,508       1,037         649         530         142
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.62    $   6.80    $   6.96    $   6.16    $   5.78    $   4.77
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9          14          17          17          24          22
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,050       1,042       1,055         981         856         341
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.06    $  15.63    $  15.31    $  15.27    $  14.97    $  14.71
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11          14          17          14          17
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         626         590         573         555         512         198
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.14    $  17.56    $  16.39    $  14.95    $  13.34    $   9.63
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          18          18          20          25          28
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         443         462         372         312         478         121
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.31    $  17.38    $  14.57    $  14.06    $  12.60    $   9.96
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          62          21          35          49          54          60
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,123       2,507       2,363       2,169       1,481         530
----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            ----------------------------------------------------------------------
                                                                2007        2006       2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.99    $  11.31    $ 10.35          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         227         123         40          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.24    $  23.37    $ 19.66     $ 19.43     $ 17.87     $ 13.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          14         19          21          25          32
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         842         856        849         802         502         184
----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.97    $  22.13    $ 17.91     $ 16.44     $ 13.75     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3          3           3           6           4
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,136        1052        782         522         441         161
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.71    $   6.59    $  5.78     $  5.54          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           1         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         571         504        326          15          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71    $   8.81    $  8.51     $  7.96     $  7.82     $  6.22
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           2          2           1           1          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         373         353        314         204         249          42
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.14    $  12.67    $ 12.00     $ 11.62     $ 11.20     $  9.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,289        1484        351         160         164          40
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.71    $  12.72    $ 11.55     $ 11.08     $ 10.16     $  7.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --         --           1          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,063       1,393      1,585       1,200         776         200
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12    $  11.01    $ 10.37          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         180         225         81          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.05       10.84         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,189         216         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.54    $  28.64    $ 25.31     $ 24.66     $ 22.76     $ 18.11
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           9         12          13          16          10
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,547          64      1,604       1,386       1,074         399
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64    $   9.90    $  9.74          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1          1          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         476         185          8          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49    $   8.67    $  8.33     $  8.15     $  7.75     $  5.70
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --           1           2           4
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         249         215        280         377         218          32
----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            ----------------------------------------------------------------------
                                                                2007        2006        2005        2004       2003       2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.35     $ 12.57     $ 11.47     $ 10.97    $  9.62    $  6.81
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          31          35          38         41         39
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,166       1,890       1,556       1,391        883        285
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.45     $ 10.42          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,574         368          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71     $ 10.81          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         421          38          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,805          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.75     $ 11.56     $ 10.48          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         337         193          77          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.67     $ 25.76     $ 22.05     $ 21.50         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           1           1          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         618         233          79           9         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.01     $ 14.13     $ 12.06     $ 10.47    $  9.38    $  7.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,289       3,208       2,337       1,926      1,026        282
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.18     $ 14.17     $ 11.47          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         665         269          56          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.07     $ 13.88     $ 13.57     $ 13.50    $ 13.20    $ 12.99
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13           8          12           8          7          9
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,473       1,477       1,527       1,343      1,175        441
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.08     $ 15.53     $ 13.12     $ 12.84    $ 11.78    $  9.45
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2          11          11         16         13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         288         351         347         370        307        128
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.50     $ 10.28     $  9.26     $  8.79    $  8.03    $  6.69
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         458         510         603         610        598        229
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.57     $ 14.58     $ 13.76     $ 12.84    $ 11.60    $  9.12
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           2          5          7
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         192         184         149         93         38
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.32     $ 11.17     $ 10.63          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           4          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         809         532         144          --         --         --
----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -------------------------------------------------------------------
                                                                2007       2006       2005        2004       2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54    $  9.98    $  9.98          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          2         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         248        135        173          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.39    $ 12.18    $ 10.57          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         369        308         83          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.70    $ 11.67    $ 10.54          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         442        196         84          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.15    $ 12.29    $ 11.12          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --          1          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         888        591        290          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.08    $ 16.13    $ 15.01     $ 13.79     $ 12.69    $  9.85
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5         11          8          11          16          8
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,346      2,714      2,354       1,938       1,510        386
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.40    $ 16.96    $ 15.34     $ 14.02     $ 12.10    $  9.24
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8         16         19          26          31         36
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,069      1,156      1,107       1,007         636        237
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.65    $ 26.86    $ 26.15     $ 25.92     $ 26.17    $ 26.47
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21         22          8          15          37         57
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,051       1102        845         349         434        630
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.66    $  4.77    $  4.49     $  4.34          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         657         83         72          22          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.69    $ 10.70         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,727        258         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.51      11.08         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         674         83         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.10      10.92         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         154         20         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.70      11.09         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         277         19         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.72    $  9.78    $  9.91          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          3         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,235        730        286          --          --         --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            --------------------------------------------------------------------
                                                                2007       2006        2005        2004        2003       2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.53    $  10.17    $  9.96          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           2         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         262         202         60          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.02    $  16.60    $ 14.35     $ 14.00     $ 12.10    $  8.44
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3          5          11          10          8
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         713         744        596         575         449        122
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.30    $  15.46    $ 16.39     $ 16.03          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         401          47         41           6          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.78       10.75         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         853         178         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.04    $   6.07    $  5.41     $  5.05          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          89         104         69          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.36    $  11.85    $ 10.40          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         539         602        296          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.45    $  18.23    $ 13.53     $ 10.37     $  8.53    $  5.56
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1          1          --           6          6
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,726        1239        755         609         457         69
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.95    $  13.26    $ 12.34          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         782         297        179          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 60.62    $  55.37    $ 53.59     $ 50.38     $ 45.72    $ 33.82
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           2          2           2           2          2
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          56          47         25          28          10          4
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.80    $  11.30    $ 11.08     $ 11.07     $ 10.84    $ 10.63
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           6          8          11          19         23
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,494       2,030      1,611       1,424       1,202        628
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.72    $  11.87    $ 11.49     $ 10.93     $  9.91    $  7.87
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          10         11          10          11          7
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         390         400        338         284         143         57
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.68    $  30.26    $ 28.00     $ 27.64     $ 25.87    $ 21.48
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11         13          14          20         21
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         526         758        755         771         557        125
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            ---------------------------------------------------------------------
                                                                2007        2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.39     $ 16.64     $ 13.51     $ 11.90     $ 10.27    $  7.78
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           1           1         --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,047       1,030         783         806         360        135
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.50     $ 12.11     $ 10.85     $ 10.34     $  9.59    $  7.61
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           3           3          3
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         473         453         353         272         238        104
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35     $  9.47     $  9.62     $  9.10     $  8.68    $  6.76
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          23          23          26          27          27         21
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         881       1,014         980         876         792        408
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.37     $ 14.10     $ 12.02     $ 11.42     $ 10.15    $  7.88
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          41          41          44          45          45         36
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,210       1,363       1,238       1,242         726        316
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.81     $ 10.74     $  9.96     $  9.35     $  8.52    $  6.18
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           4           6           8          8
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         934       1,035       1,075       1,055         731        292
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.46     $ 13.68     $ 12.13     $ 11.49     $ 10.15    $  7.34
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          27          27          29          30         23
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         805       1,010         876       1,011         560        206
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.71     $  8.54     $  7.89     $  7.46          --         --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         788         475         242          59          --         --
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.88     $ 19.05     $ 16.69     $ 16.22     $ 14.09    $ 10.43
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           6           5           5           7          8
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         748       1,201         991         884         641        270
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.10     $ 10.41     $  9.87     $  9.02     $  8.74    $  5.64
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          15          15          14         10
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         597         350         311         306          98         14
---------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 0.95%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                                2007        2006        2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.01    $  13.32    $  11.41    $  10.66          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          118         117          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.57    $  11.04    $  10.48    $  10.33          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.01    $  11.49    $  10.67    $  10.43          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  57.03    $  54.18    $  49.58    $  47.77    $  44.36    $  37.59
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           1           2           3           3          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.48    $  12.79    $  11.28    $  10.67          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           16           6           7          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 310.29    $ 302.74    $ 276.12    $ 267.26    $ 236.45    $ 159.61
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            1           1           2           2           2           2
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  21.37    $  20.19    $  19.77    $  19.71    $  19.53    $  19.30
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            3           3           3           4           7          10
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  21.38    $  19.32    $  15.79    $  13.83    $  11.81    $   8.82
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            6           7           8           8           8          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   8.14    $   7.21    $   7.32    $   6.43    $   5.99    $   4.91
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           43          47          66          71          93          89
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.90    $  17.28    $  16.81    $  16.64    $  16.19    $  15.78
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            2           5           2           2           3          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  21.84    $  18.90    $  17.50    $  15.85    $  14.04    $  10.05
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           16          18          25          27          30          32
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.60    $  18.61    $  15.48    $  14.82    $  13.19    $  10.35
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           44          44          46          40          38          38
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.18    $  11.42    $  10.37          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.20    $  25.15    $  21.00    $  20.59    $  18.80    $  14.47
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           1           3           1           1          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.99    $  23.81    $  19.13    $  17.42    $  14.46    $  11.70
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           27          30          36          35          51          73
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.19    $   7.00    $   6.10    $   5.80          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            1           1           4           1          --          --
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                               For the years ending December 31,
-------------------------------------------------------------------------------------------------
                                                                2001         2000         1999
-------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  43.48           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 241.72     $ 273.42     $ 321.89
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            2            2           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.20           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           79           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.55           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           32           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.09           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           34           --           --
-------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.53           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            1           --           --
-------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.81     $  17.77     $  20.45
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           65           47           --
-------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                           -----------------------------------------------------------
                                                                2007        2006         2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.34    $  9.31      $  8.93    $  8.30    $  8.09
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.25    $ 13.64      $ 12.82    $ 12.31         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          9            5          5         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.58    $ 13.49      $ 12.15    $ 11.57    $ 10.53
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69         53           51         53         66
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.35    $ 11.15      $ 10.42         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.16    $ 10.86           --         --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 32.82    $ 31.57      $ 27.69    $ 26.78    $ 24.53
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           9         10           11         11         10
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82    $ 10.00      $  9.76         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.16    $  9.21      $  8.79    $  8.53    $  8.05
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --            9         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.12    $ 13.19      $ 11.94    $ 11.34    $  9.86
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          28         30           39         29         34
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.56    $ 10.44           --         --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.81    $ 10.84           --         --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.54         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.99    $ 11.71      $ 10.53         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 32.07    $ 29.63        25.17    $ 24.36         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.10    $ 14.98      $ 12.68    $ 10.93    $  9.71
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          38         40           49         41         39
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.51    $ 14.35      $ 11.53         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.18    $ 14.86      $ 14.42    $ 14.24    $ 13.81
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          25         24           28         26         36
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                 2002       2001       2000        1999
----------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.38    $  8.76          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.08    $ 10.83     $ 11.16     $ 10.64
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69         26          18          --
----------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.37    $ 25.20     $ 28.97          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          10         11           6          --
----------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.88    $  7.81          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.93    $  8.59     $ 10.01          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          29         19           3          --
----------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.40    $  8.79     $ 11.22     $ 14.00
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          35         34          28          --
----------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.49    $ 12.43     $ 11.62     $ 10.53
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          44         46          34          --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                           -----------------------------------------------------------
                                                                2007        2006         2005        2004       2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.35     $ 16.71      $ 14.01     $ 13.61     $ 12.40
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          10          12           14          15          18
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.24     $ 10.93      $  9.77     $  9.20     $  8.34
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           4           4            6           6           6
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.97     $ 15.69      $ 14.70     $ 13.61     $ 12.20
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          21          22           29          31          42
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.50     $ 11.27      $ 10.65          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.76     $ 10.11      $ 10.03          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.64     $ 12.34      $ 10.63          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           0          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.96     $ 11.82      $ 10.59          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.40     $ 12.45      $ 11.18          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --            2          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.97     $ 16.79      $ 15.51     $ 14.14     $ 12.92
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          13          22            7           5           3
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.79     $ 18.25      $ 16.38     $ 14.86     $ 12.73
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          14          20           13          15          20
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 33.81     $ 32.60      $ 31.50     $ 30.98     $ 31.04
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           4          10           11          26           2
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.07     $  5.07      $  4.74     $  4.54          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           8          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.80     $ 10.72           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.63     $ 11.11           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.21     $ 10.95           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.81     $ 11.11           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.94     $  9.91      $  9.96          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.87     $ 12.31     $ 13.34     $ 12.61
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          20          18           4          --
----------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.90     $  8.82     $ 10.59     $ 10.77
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           7           6           2          --
----------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.53     $ 14.64     $ 22.48     $ 27.88
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          42          43          35          --
----------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.95     $ 11.36          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           1          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.64     $ 11.41     $ 11.08          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          14          11          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.16     $ 31.08          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          13          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                           -------------------------------------------------------------
                                                                2007        2006         2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75     $ 10.30      $ 10.01          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.28     $ 17.78      $ 15.25     $ 14.76     $ 12.67
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          14          15           15          16          15
------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.89     $ 17.79      $ 18.71     $ 18.16          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.89     $ 10.77           --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.47     $  6.46      $  5.71     $  5.29          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.59     $ 12.00      $ 10.46          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.54     $ 19.58      $ 14.42     $ 10.96     $  8.95
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          32          22            9          12          12
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.28     $ 13.43      $ 12.41          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           4           3           --          --          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 71.62     $ 64.92      $ 62.35     $ 58.18     $ 52.40
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           1            1           1           1
------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.35     $ 11.74      $ 11.42     $ 11.33     $ 11.01
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           15          24          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.31     $ 12.33      $ 11.84     $ 11.18     $ 10.06
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           2            2          --          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 35.98     $ 35.22      $ 32.35     $ 31.69     $ 29.44
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5           5            5           6          11
------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.25     $ 17.29      $ 13.93     $ 12.18     $ 10.43
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3           3            6           6           3
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.09     $ 12.58      $ 11.18     $ 10.58     $  9.74
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           20          20           9
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.84     $  9.83      $  9.92     $  9.31     $  8.82
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.04     $ 14.65      $ 12.40     $ 11.68     $ 10.31
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          22          21            2           1           1
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.36     $ 11.15      $ 10.27     $  9.57     $  8.65
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           3            5           5           3
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.97     $ 11.19     $ 11.07     $ 11.57
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          17          17          10          --
----------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.80     $  6.22          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          12           9          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 38.47     $ 54.60     $ 73.67     $ 85.83
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           1           1          --
----------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.71          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.93          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 24.25     $ 25.23     $ 25.30     $ 28.03
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          12          13          13          --
----------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.84          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.67          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.81          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.94          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.22          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                           -------------------------------------------------------------
                                                                2007        2006         2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.08     $ 14.21      $ 12.50     $ 11.76     $ 10.30
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3           3            7           6           5
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.33     $  9.09      $  8.32     $  7.82          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           5            1          --          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.21     $ 20.40      $ 17.74     $ 17.10     $ 14.75
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          11          16           15          16          17
------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.66     $ 10.81      $ 10.18     $  9.23     $  8.88
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          27          23           23          25          --
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.40          --          --         --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --         --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.84     $ 12.70     $ 10.89     $ 9.28
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          18          15           9         --
----------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.69          --          --         --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-------------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                              ---------------------------------------------------------------------------------
                                                 2007       2006       2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 13.49    $  12.95   $  11.22    $  10.56          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               49          --         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.15    $  10.74   $  10.29    $  10.24          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5          31         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.57    $  11.18   $  10.48    $  10.34          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                6          16         15          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 46.16    $  44.28   $  40.92    $  39.80    $  37.31    $  31.93    $  37.29
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                4           4          8          13          11           7           4
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.98    $  12.44   $  11.07    $  10.58          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          55         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $228.16    $ 224.77   $ 206.99    $ 202.28    $ 180.69    $ 123.15    $ 188.32
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                2           2          2           3           3           3           1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government
     Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 18.19    $  17.35   $  17.15    $  17.27    $  17.27    $  17.23          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           2          3           3           3           2          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 18.91    $  17.25   $  14.24    $  12.59    $  10.86    $   8.19          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                7          11         16          13          14          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  7.49    $   6.70   $   6.86    $   6.09    $   5.73    $   4.74    $   7.02
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               60          66         86          86         111         108          27
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.60    $  15.21   $  14.94    $  14.93    $  14.67    $  14.44          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               30          25         24          24          25          28          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 19.71    $  17.22   $  16.10    $  14.72    $  13.61    $   9.52    $  13.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                4           9         15          17          25          31           7
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.98    $  17.07   $  14.33    $  13.86    $  12.45    $   9.86    $  11.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               36          22         28          46          66          66          16
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.94    $  11.29   $  10.35          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           1         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 22.74    $  22.91   $  19.32    $  19.12    $  17.63    $  13.70    $  16.76
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5          12         19          39          40          34           9
-------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 23.45    $  21.70   $  17.60    $  16.18    $  13.56    $  10.80    $  13.20
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                7           8         10          19          21          15          18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  6.59    $   6.48   $   5.69    $   5.47          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               24          24         24          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

--------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                              ----------------------------------------------------------------------------
                                                 2007      2006       2005        2004       2003       2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 9.54    $  8.68    $  8.40     $  7.88    $  7.75    $  6.18     $  8.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $12.85    $ 12.42    $ 11.79     $ 11.44    $ 11.05    $  9.08     $ 12.57
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               7          6          3           3          3          8           4
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $12.49    $ 12.53    $ 11.40     $ 10.95    $ 10.07    $  7.80     $ 10.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              11         11         23          34         35         37          13
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $11.06    $ 10.97    $ 10.36          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $11.02    $ 10.83         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          1         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $28.72    $ 27.90    $ 24.71     $ 24.12    $ 22.31    $ 17.79     $ 23.37
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              14         16         18          19         28         29          11
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $10.59    $  9.89    $  9.74          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               3         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 9.32    $  8.53    $  8.21     $  8.05    $  7.67    $  5.66     $  7.59
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               2          6          7           7          7          4          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $13.15    $ 12.49    $ 11.35     $ 10.87    $  9.55    $  6.78     $  8.48
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               4         13         16          28         22         25           5
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $10.42    $ 10.41         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 9.68    $ 10.80         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 9.48         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $11.69    $ 11.52    $ 10.46          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $26.60    $ 24.81    $ 21.28          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               7          6          6          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $15.73    $ 13.91    $ 11.89     $ 10.35    $  9.29    $  7.14     $  8.57
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               6         13         31          43         36         48          41
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $16.10    $ 14.12    $ 11.46          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $13.78    $ 13.63    $ 13.35     $ 13.31    $ 13.04    $ 12.85     $ 11.96
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              29         38         51          56         60         73          31
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                              -------------------------------------------------------------------------------
                                                 2007        2006       2005        2004        2003       2002        2001
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 14.75     $ 15.22    $ 12.89     $ 12.64     $ 11.62    $  9.34     $ 11.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               15          16         17          22          25         29          19
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.31     $ 10.12    $  9.13     $  8.68     $  7.94    $  6.64     $  8.56
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                3           5          6          12          12         15           6
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 16.21     $ 14.30    $ 13.52     $ 12.64     $ 11.44    $  9.02     $ 14.00
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           1          1           1           3          2           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.28     $ 11.14    $ 10.63          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.48     $  9.95    $  9.96          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.32     $ 12.14    $ 10.56          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.63     $ 11.63    $ 10.52          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.09     $ 12.25    $ 11.11          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           1         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 17.85     $ 15.95    $ 14.88     $ 13.70     $ 12.63    $  9.82     $ 11.32
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5           4          5          12          14          3           2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 16.05     $ 16.63    $ 15.07     $ 13.80     $ 11.94    $  9.13     $ 10.91
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               14          15         17          32          39         40          14
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 26.20     $ 25.51    $ 24.88     $ 24.71     $ 25.00    $ 25.34     $ 25.51
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                7           8         10          10          21        115         217
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  5.56     $  4.69    $  4.43     $  4.28          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.66     $ 10.69         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.48     $ 11.07         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.07     $ 10.91         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.68     $ 11.08         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.66     $  9.75    $  9.90          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                2           2          8          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                              -------------------------------------------------------------------------------
                                                 2007        2006       2005        2004        2003       2002        2001
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.48     $ 10.14    $  9.94          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                3           7          8          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.70     $ 16.30    $ 14.12     $ 13.80     $ 11.95    $  8.35     $ 10.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5           4          6           6          13         14           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.67     $ 14.89    $ 15.82     $ 15.50          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               11          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.75     $ 10.74         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  5.93     $  5.97    $  5.33     $  4.99          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.30     $ 11.81    $ 10.39          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          2          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 24.92     $ 17.89    $ 13.30     $ 10.21     $  8.42    $  5.50     $  5.96
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                2          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.87     $ 13.21    $ 12.33          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 57.97     $ 53.06    $ 51.46     $ 48.47     $ 44.08    $ 32.67     $ 46.83
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          12         12          12          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.66     $ 11.19    $ 10.99     $ 11.01     $ 10.80    $ 10.61          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               10          21         20          20          18         13          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.56     $ 11.75    $ 11.39     $ 10.86     $  9.87    $  7.85          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           2          2           3           3          3          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 29.39     $ 29.05    $ 26.94     $ 26.64     $ 24.99    $ 20.79     $ 21.83
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                4           7         10          16          11          7          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 18.17     $ 16.48    $ 13.40     $ 11.83     $ 10.23    $  7.76          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                2           1          1           9           6          7          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.35     $ 11.99    $ 10.76     $ 10.28     $  9.55    $  7.60          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          15         15          15          15         17          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.23     $  9.37    $  9.54     $  9.05     $  8.65    $  6.75          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                6          21         23          30          36         39          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 14.19     $ 13.96    $ 11.93     $ 11.35     $ 10.11    $  7.86          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5          11         15          29          28         30          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.67     $ 10.63    $  9.88     $  9.30     $  8.48    $  6.16          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5          15         18          31          30         34          --
-----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                              -------------------------------------------------------------------------------
                                                 2007        2006       2005        2004        2003       2002        2001
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 13.29     $ 13.54    $ 12.03     $ 11.42     $ 10.11    $  7.33          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                3           6         10          26          23         25          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  8.55     $  8.40    $  7.77     $  7.37          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 16.54     $ 18.70    $ 16.42     $ 15.99     $ 13.92    $ 10.33     $ 12.22
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                6          16         26          36          44         43          14
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.95     $ 10.31    $  9.79     $  8.97     $  8.71    $  5.63          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1          10         11          11           4          4          --
-----------------------------------------------------------------------------------------------------------------------------

(16) HYPOTHETICAL ILLUSTRATIONS


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Elite, Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.74)% and 3.26% for the Accumulator(R) contracts; (2.99)% and 3.01% for Accumulator(R) Elite(SM) contracts (2.79)% and 3.21% for Accumulator(R) Plus(SM) contracts; and (3.09)% and 2.91% for Accumulator(R) Select(SM) contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.67%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.27% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    100,000  100,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,571  107,859     97,571  103,859   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      98,226  110,788     95,226  107,788   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,961  113,788     92,961  111,788   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      91,772  116,860     90,772  115,860   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      88,657  120,006     88,657  120,006   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      85,612  123,227     85,612  123,227   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      82,634  126,525     82,634  126,525   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      68,647  144,196     68,647  144,196   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      55,890  163,945     55,890  163,945   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      44,403  186,320     44,403  186,320   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      37,553  215,660     37,553  215,660   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      32,357  250,659     32,357  250,659   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      31,407  258,313     31,407  258,313   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
$110,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus


                                                                           5% Roll-Up
                                                                      to age 80 Guaranteed    Total Death Benefit
                         Account Value            Cash Value         Minimum Death Benefit    with Protection Plus
          Contract   ---------------------   ---------------------   ----------------------   --------------------
            Year         0%          6%          0%          6%          0%           6%          0%         6%
  Age    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ---------   --------
  62          3       110,000    110,000      103,000    103,000      114,660     114,660     120,524     120,524
  63          4       106,717    113,304      100,717    107,304      120,393     120,393     128,550     128,550
  64          5       103,532    116,707       98,532    111,707      126,413     126,413     136,978     136,978
  65          6       100,442    120,213       96,442    116,213      132,733     132,733     145,827     145,827
  66          7        97,445    123,823       94,445    120,823      139,370     139,370     155,118     155,118
  67          8        94,537    127,542       92,537    125,542      146,338     146,338     164,874     164,874
  68          9        91,715    131,373       91,715    131,373      153,655     153,655     175,118     175,118
  69         10        88,978    135,319       88,978    135,319      161,338     161,338     185,873     185,873
  74         15        76,470    156,899       76,470    156,899      205,913     205,913     248,278     248,278
  79         20        65,720    181,921       65,720    181,921      262,803     262,803     327,924     327,924
  84         25        56,481    210,933       56,481    210,933      275,943     275,943     346,320     346,320
  89         30        48,541    244,571       48,541    244,571      275,943     275,943     346,320     346,320
  94         35        41,718    283,574       41,718    283,574      275,943     275,943     346,320     346,320
  95         36        40,473    292,092       40,473    292,092      275,943     275,943     346,320     346,320


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000     97,000    97,000  110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,309  107,597    101,309   107,597  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,719  110,249     97,719   110,249  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,225  112,958     94,225   112,958  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,823  115,723     90,823   115,723  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,509  118,546     87,509   118,546  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      84,279  121,426     84,279   121,426  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      81,130  124,366     81,130   124,366  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      66,469  139,959     66,469   139,959  197,993   197,993   237,190   237,190   12,493   12,493
  79       20      53,296  157,078     53,296   157,078  252,695   252,695   313,773   313,773   17,032   17,032
  84       25      41,600  176,161     41,600   176,161  265,330   265,330   331,462   331,462   22,818   22,818
  89       30      34,687  201,394     34,687   201,394  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      29,505  231,257     29,505   231,257  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      28,566  237,742     28,566   237,742  265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Select((SM))
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,205  107,492    101,205  107,492   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,517  110,034     97,517  110,034   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,932  112,627     93,932  112,627   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,445  115,270     90,445  115,270   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,053  117,965     87,053  117,965   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,751  120,712     83,751  120,712   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      80,535  123,511     80,535  123,511   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      65,616  138,296     65,616  138,296   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      52,289  154,406     52,289  154,406   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      40,522  172,242     40,522  172,242   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      33,595  195,939     33,595  195,939   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      28,430  223,903     28,430  223,903   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      27,496  229,958     27,496  229,958   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix I

--------------------------------------------------------------------------------

Dates of previous Prospectuses and Supplements


------------------------------------------------------------------------------------------------------------------------------------
                                                                   Product Distributor
                        ------------------------------------------------------------------------------------------------------------
                        AXA Advisors                                             AXA Distributors
                        ------------------------------------------------------------------------------------------------------------
                        Prospectus and                                           Prospectus and
 Product Name           SAI Dates         Supplement Dates                       SAI Dates        Supplement Dates
------------------------------------------------------------------------------------------------- ----------------------------------
 Income Manager(SM)     4/7/95            7/1/95; 9/28/95                        4/7/95           7/1/95; 9/28/95
 Accumulator(R)         11/1/95                                                  11/1/95
 Income Manager(SM)     5/1/96                                                   10/16/96         2/10/97
 Rollover IRA           10/17/96          2/10/97                                5/1/97           5/1/97
                        5/1/97            5/1/97; 12/31/97; 5/1/98;              8/1/97
                                          1/4/99; 5/1/99; 5/1/00; 6/23/00;       12/31/97         12/31/97; 5/1/98;
                                          9/1/00; 2/9/01; 9/1/01; 1/14/02;                        1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                          2/22/02; 7/15/02; 8/20/02; 1/6/03;                      2/9/01; 9/1/01; 1/14/02;
                                          2/20/03; 5/15/03; 8/15/03; 11/24/03;                    2/22/02; 7/15/02; 8/20/02;
                                          2/1/04; 8/4/04; 8/10/04; 12/13/04;                      1/6/03; 2/20/03; 5/15/03;
                                          12/31/04; 5/9/05; 6/10/05; 6/17/05;                     8/15/03; 11/24/03; 2/1/04;
                                          7/25/05; 8/31/05; 12/2/05; 2/8/06;                      8/4/04; 8/10/04; 12/13/04;
                                          8/25/06; 12/11/06; 5/1/07; 8/24/07;                     12/31/04; 5/9/05; 6/10/05;
                                          9/19/07; 10/19/07; 2/15/08                              6/17/05; 7/25/05; 8/31/05;
                        --------------------------------------------------------                  12/2/05; 2/8/06; 8/25/06;
                        12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;                       12/11/06; 5/1/07; 8/24/07;
                                          5/1/00; 6/23/00; 9/1/00; 2/9/01;                        9/19/07; 10/19/07; 2/15/08
                                          9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                          8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                          8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                          8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                          12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                          5/1/07; 8/24/07; 9/19/07; 10/19/07
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)         5/1/98            5/1/98; 6/18/98; 11/30/98              10/1/97(2)
 (IRA, NQ and QP)       (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;        12/31/97(2)
 Accumulator(R)         only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;     5/1/98           5/1/98; 6/18/98; 11/30/98;
 Select(SM) (IRA, NQ,   5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;                      5/1/99; 5/1/00; 9/1/00; 2/9/01;
 QP)                                      8/15/03; 11/24/03; 2/1/04; 8/4/04;                      9/1/01; 1/14/02; 2/22/02;
                                          8/10/04; 12/13/04; 12/31/04; 5/9/05;                    7/15/02; 8/20/02; 1/6/03;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;                     2/20/03; 5/15/03; 8/15/03;
                                          12/2/05; 2/8/06; 8/25/06; 12/11/06;                     11/24/03; 2/1/04; 8/4/04;
                                          5/1/07; 8/24/07; 9/19/07; 10/19/07;                     8/10/04; 12/13/04; 12/31/04;
                                          2/15/08                                                 5/9/05; 6/10/05; 6/17/05;
                                                                                                  7/25/05; 8/31/05; 12/2/05;
                                                                                                  2/8/06; 8/25/06; 12/11/06;
                                                                                                  5/1/07; 8/24/07;9/19/07;
                                                                                                  10/19/07; 2/15/08
------------------------------------------------------------------------------------------------------------------------------------


                                                                   Appendix I 1

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Product Distributor
                        ------------------------------------------------------------------------------------------------------------
                        AXA Advisors                                             AXA Distributors
                        ------------------------------------------------------------------------------------------------------------
                        Prospectus and                                           Prospectus and
 Product Name           SAI Dates         Supplement Dates                       SAI Dates        Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)         10/18/99(3)       3/20/00; 5/1/00; 6/23/00; 9/1/00;      5/1/99
   Select(SM)                             10/13/00; 2/9/01; 9/1/01; 1/14/02;     10/18/99         3/20/00; 5/1/00; 9/1/00;
 Accumulator(R)                           2/22/02; 7/15/02; 8/20/02; 1/6/03;                      10/13/00; 2/9/01; 9/1/01;
 Accumulator(R)                           2/20/03; 5/15/03; 8/15/03; 11/24/03;                    1/14/02; 2/22/02; 7/15/02;
   Select(SM)                             2/1/04; 8/4/04; 8/10/04; 12/13/04;                      8/20/02; 1/6/03; 2/20/03;
   (2002 Series)                          12/31/04; 5/9/05; 6/10/05; 6/17/05;                     5/15/03; 8/15/03; 11/24/03;
 Accumulator(R)                           7/25/05; 8/31/05; 12/2/05; 2/8/06;                      2/1/04; 8/4/04; 8/10/04;
   (2002 Series)                          8/25/06; 12/11/06; 5/1/07; 8/24/07;                     12/13/04; 12/31/04; 5/9/05;
                                          9/19/07; 10/19/07; 2/15/08                              6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06;
                                                                                                  8/25/06; 12/11/06; 5/1/07;
                                                                                                  8/24/07; 9/19/07; 10/19/07;
                                                                                                  2/15/08
------------------------------------------------------------------------------------------------------------------------------------
                        5/1/00(3)         3/20/00; 6/23/00; 9/1/00; 9/6/00;      5/1/00           3/20/00; 9/1/00; 9/6/00;
                                          10/13/00; 2/9/01; 9/1/01; 1/14/02;                      10/13/00; 2/9/01; 9/1/01;
                                          2/22/02; 7/15/02; 8/20/02; 1/6/03;                      1/14/02; 2/22/02; 7/15/02;
                                          2/20/03; 5/15/03; 8/15/03; 11/24/03;                    8/20/02; 1/6/03; 2/20/03;
                                          2/1/04; 8/4/04; 8/10/04; 12/13/04;                      5/15/03; 8/15/03; 11/24/03;
                                          12/31/04; 5/9/05; 6/10/05; 6/17/05;                     2/1/04; 8/4/04; 8/10/04;
                                          7/25/05; 8/31/05; 12/2/05; 2/8/06;                      12/13/04; 12/31/04; 5/9/05;
                                          8/25/06; 12/11/06; 5/1/07; 8/24/07;                     6/10/05; 6/17/05; 7/25/05;
                                          9/19/07; 10/19/07; 2/15/08                              8/31/05; 12/2/05; 2/8/06;
                                                                                                  8/25/06; 12/11/06; 5/1/07;
                                                                                                  8/24/07;9/19/07; 10/19/07;
                                                                                                  2/15/08
------------------------------------------------------------------------------------------------------------------------------------


2 Appendix I

                                                       Product Distributor
                                   -----------------------------------------------------------
                                   AXA Advisors
                                   -----------------------------------------------------------
                                   Prospectus and
 Product Name                      SAI Dates         Supplement Dates
----------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)           5/1/01(3)       5/1/01(1); 7/30/01(5); 9/1/01;
 Accumulator(R)                                      10/1/01(6); 12/14/01; 1/14/02; 2/22/02;
 Accumulator(R) Select(SM) (2002                     7/15/02; 8/20/02; 1/6/03; 2/20/03;
 Series)                                             5/15/03; 8/15/03; 11/24/03; 2/1/04;
 Accumulator(R) (2002 Series)                        8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                     5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                     8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                     12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                     10/19/07; 2/15/08
                                    ----------------------------------------------------------
                                     8/13/01(2)      9/1/01; 10/1/01(6); 12/14/01; 1/14/02;
                                                     2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                     2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                     2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                     12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                     7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                     8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                     9/19/07; 10/19/07; 2/15/08
                                    ----------------------------------------------------------
                                     4/1/02(4)       4/3/02; 5/20/02(7); 6/7/02(2);
                                                     7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                     12/6/02; 12/09/02; 1/6/03; 2/4/03;
                                                     2/20/03; 5/15/03; 8/8/03(8); 8/15/03;
                                                     11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                     8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                     6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                                     12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                     5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                     2/15/08
                                    ----------------------------------------------------------
                                     5/1/02(3)       5/1/02(1); 7/15/02; 8/20/02; 1/6/03;
                                                     2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                     2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                     12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                     7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                     8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                     9/19/07; 10/19/07; 2/15/08
                                    ----------------------------------------------------------
                                     5/1/02(4)       5/20/02(7); 6/7/02(2); 7/15/02;
                                                     8/5/02(5); 8/20/02; 11/11/02; 12/6/02;
                                                     12/09/02; 1/6/03; 2/4/02; 2/20/03;
                                                     5/15/03; 8/8/03(8); 8/15/03; 11/24/03;
                                                     2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                     12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                     6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                     2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                     8/24/07; 9/19/07; 10/19/07; 2/15/08
----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                  Product Distributor
                                   -------------------------------------------------
                                   AXA Distributors
                                   -------------------------------------------------
                                   Prospectus and
 Product Name                      SAI Dates        Supplement Dates
------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)         5/1/01           5/1/01(1); 7/30/01(5);
 Accumulator(R)                                     9/1/01; 10/1/01(6); 12/14/01;
 Accumulator(R) Select(SM) (2002                    1/14/02; 2/22/02; 7/15/02;
 Series)                                            8/20/02; 1/6/03; 2/20/03;
 Accumulator(R) (2002 Series)                       5/15/03; 8/15/03; 11/24/03;
                                                    2/1/04; 8/4/04; 8/10/04;
                                                    12/13/04; 12/31/04; 5/9/05;
                                                    6/10/05; 6/17/05; 7/25/05;
                                                    8/31/05; 12/2/05; 2/8/06;
                                                    8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07;
                                                    2/15/08
                                   -------------------------------------------------
                                   N/A              N/A
                                   -------------------------------------------------
                                   4/1/02(4)        4/3/02; 5/20/02(7); 6/7/02(2);
                                                    7/15/02; 8/5/02(5); 8/20/02;
                                                    11/11/02; 12/6/02; 12/09/02;
                                                    1/6/03; 2/4/03; 2/20/03;
                                                    5/15/03; 8/8/03(8); 8/15/03;
                                                    11/24/03; 2/1/04; 2/10/04;
                                                    8/4/04; 8/10/04; 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05;
                                                    12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
                                   -------------------------------------------------
                                   5/1/02(3)        5/1/02(1); 7/15/02; 8/20/02;
                                                    1/6/03; 2/20/03; 5/15/03;
                                                    8/15/03; 11/24/03; 2/1/04;
                                                    8/4/04; 8/10/04; 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05;
                                                    12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
                                   -------------------------------------------------
                                   5/1/02(4)        5/20/02(7); 6/7/02(2); 7/15/02;
                                                    8/5/02(5); 8/20/02; 11/11/02;
                                                    12/06/02; 12/09/02; 1/6/03;
                                                    2/4/03; 2/20/03; 5/15/03;
                                                    8/8/03(8); 8/15/03; 11/24/03;
                                                    2/1/04; 2/10/04; 8/4/04;
                                                    8/10/04; 12/13/04; 12/31/04;
                                                    5/9/05; 6/10/05; 6/17/05;
                                                    7/25//05; 8/31/05; 12/2/05;
                                                    2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07;
                                                    10/19/07; 2/15/08
------------------------------------------------------------------------------------


                                                                    Appendix I 3

---------------------------------------------------------------------------------------------
                                                      Product Distributor
                                  -----------------------------------------------------------
                                  AXA Advisors
                                  -----------------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates         Supplement Dates
---------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        5/1/03(4)         5/15/03; 8/8/03(8); 8/15/03; 11/24/03;
 Accumulator(R)                                     2/1/04; 2/10/04; 8/4/04; 8/10/04;
 Accumulator(R) Select(SM) (2002                    12/13/04; 12/31/04; 5/9/05; 6/10/05;
 Series)                                            6/17/05; 7/25/05; 8/31/05; 12/2/05;
 Accumulator(R) (2002 Series)                       2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04(4)         8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                    7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                    8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
---------------------------------------------------------------------------------------------
 Accumulator(R)                   9/15/03           9/15/03(9); 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                                      2/2/04; 2/10/04; 2/23/04(7); 8/4/04;
                                                    8/10/04; 12/13/04; 12/31/04; 12/2/05;
                                                    2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                                    10/25/04(11); 12/10/04(5); 12/13/04;
                                                    12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                    12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                    2/15/08
---------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        9/15/03           9/15/03(9); 11/24/03; 12/5/03; 2/10/04;
 (2004 Series)                                      2/23/04(7); 8/4/04; 8/10/04; 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                    7/25/05; 12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                    10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                                    10/25/04(11); 12/10/04(5); 12/13/04;
                                                    12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                    12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                    2/15/08
---------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                 Product Distributor
                                  --------------------------------------------------
                                  AXA Distributors
                                  --------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates        Supplement Dates
------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        5/1/03(4)        5/15/03; 8/8/03(8); 8/15/03;
 Accumulator(R)                                    11/24/03; 2/1/04; 2/10/04;
 Accumulator(R) Select(SM) (2002                   8/4/04; 8/10/04; 12/13/04;
 Series)                                           12/31/04; 5/9/05; 6/10/05;
 Accumulator(R) (2002 Series)                      6/17/05; 7/25/05; 8/31/05;
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
                                  --------------------------------------------------
                                  5/1/04(4)        8/4/04; 8/10/04; 10/25/04(5);
                                                   12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07;9/19/07; 10/19/07;
                                                   2/15/08
------------------------------------------------------------------------------------
 Accumulator(R)                   9/15/03          9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                                     1/23/04; 2/2/04; 2/10/04(7);
                                                   2/23/04(7); 4/23/04; 8/4/04;
                                                   8/10/04; 12/13/04; 12/31/04;
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
                                  --------------------------------------------------
                                  5/1/04           7/1/04; 7/19/04; 8/4/04;
                                                   8/10/04; 10/25/04(11);
                                                   12/10/04(5); 12/13/04; 12/21/04;
                                                   12/31/04; 4/04/05; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 11/1/05(14); 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07; 10/19/
                                                   07; 2/15/08
------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        9/15/03          9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                                     2/10/04; 2/23/04(7); 4/23/04;
                                                   8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07; 10/19/
                                                   07; 2/15/08
                                  --------------------------------------------------
                                  5/1/04           7/1/04; 7/19/04; 8/4/04;
                                                   8/10/04; 10/25/04(11);
                                                   12/10/04(5); 12/13/04;
                                                   12/21/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05;11/1/05(14); 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07;9/19/07;
                                                   10/19/07; 2/15/08
------------------------------------------------------------------------------------


4 Appendix I

------------------------------------------------------------------------------------------
                                                   Product Distributor
                                ----------------------------------------------------------
                                AXA Advisors
                                ----------------------------------------------------------
                                Prospectus and
 Product Name                   SAI Dates         Supplement Dates
------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)        9/2/99(3)         6/23/00; 9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM) (2002  10/18/99(3)       2/9/01; 3/19/01; 7/30/01; 9/1/01;
 Series)                        5/1/00(3)         1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                  1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                  11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07; 2/15/08
                                ----------------------------------------------------------
                                5/1/01(3)         7/30/01(5); 9/1/01; 12/14/01; 1/14/02;
                                                  2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                  2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 8/4/04;8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                  7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                  9/19/07; 10/19/07; 2/15/08
                                ----------------------------------------------------------
                                4/1/02(4)         4/3/02; 7/15/02; 8/5/02(5); 8/20/02;
                                                  11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                  2/4/03; 2/20/03; 5/15/03; 8/15/03;
                                                  11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                  8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05;6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                  5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                  2/15/08
                                ----------------------------------------------------------
                                5/1/02(3)         7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                  5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                  2/10/04; 8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07; 2/15/08
                                ----------------------------------------------------------
                                5/1/02(4)         7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                  12/6/02; 12/9/02; 1/6/03; 2/4/03;
                                                  2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07; 2/15/08
------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                               Product Distributor
                                --------------------------------------------------
                                AXA Distributors
                                --------------------------------------------------
                                Prospectus and
 Product Name                   SAI Dates        Supplement Dates
----------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)        8/2/99(3)        9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM) (2002  10/18/99(3)      2/9/01; 3/19/01; 7/30/01;
 Series)                        5/1/00(3)        9/1/01; 1/14/02; 2/22/02;
                                                 7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06;
                                                 5/1/07; 8/24/07; 9/19/07;
                                                 10/19/07; 2/15/08
                                --------------------------------------------------
                                5/1/01(3)        5/1/01; 7/30/01(5); 9/1/01;
                                                 12/14/01; 1/14/02; 2/22/02;
                                                 7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06;
                                                 5/1/07; 8/24/07; 9/19/07; 10/19/
                                                 07; 2/15/08
                                --------------------------------------------------
                                4/1/02(4)        4/3/02; 7/15/02; 8/5/02(5);
                                                 8/20/02; 11/11/02; 12/6/02;
                                                 12/9/02; 1/6/03; 2/4/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04;
                                                 8/4/04; 8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05;
                                                 12/2/05; 2/8/06; 8/25/06;
                                                 12/11/06; 5/1/07; 8/24/07;
                                                 9/19/07; 10/19/07; 2/15/08
                                --------------------------------------------------
                                5/1/02(3)        7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04;
                                                 8/4/04; 8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05;
                                                 12/2/05; 2/8/06; 8/25/06;
                                                 12/11/06; 5/1/07; 8/24/07;
                                                 9/19/07; 10/19/07; 2/15/08
                                --------------------------------------------------
                                5/1/02(4)        7/15/02; 8/5/02(5); 8/20/02;
                                                 11/11/02; 12/6/02; 12/9/02;
                                                 1/6/03; 2/4/03; 2/20/03;
                                                 5/15/03; 8/15/03; 11/24/03;
                                                 2/1/04; 2/10/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06;
                                                 5/1/07; 8/24/07; 9/19/07;
                                                 10/19/07; 2/15/08
----------------------------------------------------------------------------------


                                                                    Appendix I 5

--------------------------------------------------------------------------------------------
                                                     Product Distributor
                                 -----------------------------------------------------------
                                 AXA Advisors
                                 -----------------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates         Supplement Dates
--------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)          5/1/03(4)        5/15/03; 6/20/03; 8/15/03; 11/24/03;
 Accumulator(R) Plus(SM) (2002                     2/1/04; 2/10/04; 8/4/04; 8/10/04;
 Series)                                           12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07; 2/15/08
                                 -----------------------------------------------------------
                                 5/1/04(4)         8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07; 2/15/08
--------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)         9/15/03           9/15/03; 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                                     2/2/04; 2/10/04; 2/23/04(7); 6/21/04;
                                                   8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                   2/17/05; 5/1/05; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 2/17/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                   2/15/08
                                 -----------------------------------------------------------
                                 5/1/04            6/21/04; 7/1/04; 7/19/04; 8/4/04;
                                                   8/10/04; 10/25/04(11); 12/10/04(5)(12);
                                                   12/13/04; 12/21/04; 12/31/04;
                                                   2/17/05; 5/1/05; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                   12/2/05; 2/8/06; 2/17/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                   10/19/07; 2/15/08
--------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II    N/A               N/A
--------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------
                                               Product Distributor
                                 ------------------------------------------------
                                 AXA Distributors
                                 ------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates        Supplement Dates
---------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)         5/1/03(4)        5/15/03; 6/20/03; 8/15/03;
 Accumulator(R) Plus(SM) (2002                    11/24/03; 2/1/04; 2/10/04;
 Series)                                          4/23/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07;
                                                  2/15/08
                                 ------------------------------------------------
                                 5/1/04(4)        8/4/04; 8/10/04; 10/25/04(5);
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07;
                                                  2/15/08
---------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)         9/15/03          9/15/03; 11/24/03; 12/5/03;
 (2004 Series)                                    1/23/04; 2/2/04; 2/10/04;
                                                  2/23/04(7); 4/23/04; 6/21/04;
                                                  8/4/04; 8/10/04;12/13/04;
                                                  12/31/04; 2/17/05; 5/1/05;
                                                  5/9/05; 6/10/05; 6/17/05;
                                                  7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 2/17/06; 8/25/06;
                                                  12/11/06; 5/1/07; 8/24/07;
                                                  9/19/07; 10/19/07; 2/15/08
                                 ------------------------------------------------
                                 5/1/04           6/21/04; 7/1/04; 7/19/04;
                                                  8/4/04; 8/10/04; 10/25/04(11);
                                                  12/10/04(5)(12); 12/13/04;
                                                  12/21/04; 12/31/04; 2/17/05;
                                                  4/04/05; 5/1/05; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 11/1/05(14); 12/2/05;
                                                  2/8/06; 2/17/06; 8/25/06;
                                                  12/11/06; 5/1/07; 8/24/07;
                                                  9/19/07; 10/19/07; 2/15/08
---------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II    10/1/01          10/1/01(6); 12/14/01; 1/14/02;
                                                  2/22/02 7/15/02; 8/20/02;
                                                  1/6/03; 2/20/03; 5/15/03;
                                                  8/15/03; 11/24/03; 2/1/04;
                                                  8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06; 5/1/07; 8/24/07;
                                                  9/19/07; 10/19/07; 2/15/08
---------------------------------------------------------------------------------


6 Appendix I

------------------------------------------------------------------------------------------------
                                                       Product Distributor
                                  --------------------------------------------------------------
                                  AXA Advisors
                                  --------------------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates         Supplement Dates
------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II      N/A               N/A
------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         8/13/01(3)        9/1/01; 10/1/01(7); 12/14/01; 1/14/02;
 Accumulator(R) Elite(SM) (2002                     2/22/02; 7/15/02; 8/20/02; 11/11/02;
 Series)                                            1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                    11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                                    12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                    2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07
                                  --------------------------------------------------------------
                                    4/1/02(4)       4/3/02(5); 5/20/02(7); 7/15/02; 8/5/02(5);
                                                    8/20/02; 11/11/02; 12/6/02; 12/9/02;
                                                    1/6/03; 2/4/03; 2/20/03; 5/15/03;
                                                    8/15/03; 11/24/03; 2/1/04; 2/10/04;
                                                    8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                    5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                    8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                    10/19/07
                                  --------------------------------------------------------------
                                    5/1/02(3)       7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                    5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                    8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                    5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                    8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                    10/19/07
                                  --------------------------------------------------------------
                                    5/1/02(4)       5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02;
                                                    11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                    2/4/03; 2/20/03; 5/15/03; 8/15/03;
                                                    11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                    8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                    6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                                    12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07; 10/19/07
------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                 Product Distributor
                                  -------------------------------------------------
                                  AXA Distributors
                                  -------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates        Supplement Dates
-----------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II      10/1/01          10/1/01(7); 12/14/01; 1/14/02;
                                                   2/22/02 7/15/02; 8/20/02;
                                                   1/6/03; 2/20/03; 5/15/03;
                                                   8/15/03; 11/24/03; 2/1/04;
                                                   8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05;
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
-----------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         8/13/01(3)       9/1/01; 10/1/01(7); 12/14/01;
 Accumulator(R) Elite(SM) (2002                    1/14/02; 2/22/02; 7/15/02;
 Series)                                           8/20/02; 11/11/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03;
                                                   11/24/03; 2/1/04; 8/4/04;
                                                   8/10/04; 12/13/04; 12/31/04;
                                                   5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07;
                                                   10/19/07; 2/15/08
                                  -------------------------------------------------
                                  4/1/02(4)        4/3/02(5); 5/20/02(7); 7/15/02;
                                                   8/5/02(5); 8/20/02; 11/11/02;
                                                   12/6/02; 12/9/02; 1/6/03;
                                                   2/4/03; 2/20/03; 5/15/03;
                                                   8/15/03; 11/24/03; 2/1/04;
                                                   2/10/04; 8/4/04; 8/10/04;
                                                   12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07;
                                                   2/15/08
                                  -------------------------------------------------
                                  5/1/02(3)        7/15/02; 8/20/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03;
                                                   11/24/03; 2/1/04; 8/4/04;
                                                   8/10/04; 12/13/04; 12/31/04;
                                                   5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07;
                                                   10/19/07; 2/15/08
                                  -------------------------------------------------
                                  5/1/02(4)        5/20/02(7); 7/15/02; 8/5/02(5);
                                                   8/20/02; 11/11/02; 12/6/02;
                                                   12/9/02; 1/6/03; 2/4/03;
                                                   2/20/03; 5/15/03; 8/15/03;
                                                   11/24/03; 2/1/04; 2/10/04;
                                                   8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05;
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
-----------------------------------------------------------------------------------


                                                                    Appendix I 7

---------------------------------------------------------------------------------------------
                                                      Product Distributor
                                  -----------------------------------------------------------
                                  AXA Advisors
                                  -----------------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates         Supplement Dates
---------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         5/1/03(4)         5/15/03; 6/20/03; 8/15/03; 11/24/03;
 Accumulator(R) Elite(SM) (2002                     2/1/04; 2/10/04; 8/4/04; 8/10/04;
 Series)                                            12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                    2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04(4)         8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                    7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                    8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
---------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         9/15/03           9/15/03(10); 11/24/03; 12/5/03;
 (2004 Series)                                      1/23/04; 2/2/04; 2/10/04; 2/23/04(7);
                                                    8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                    5/9/05; 6/10/05; 6/17/05;
                                                    7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                    8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                                    10/25/04(11); 12/10/04(5); 12/13/04;
                                                    12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                    12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                    2/15/08
---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                 Product Distributor
                                  -------------------------------------------------
                                  AXA Distributors
                                  -------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates        Supplement Dates
-----------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         5/1/03(4)        5/15/03; 6/20/03; 8/15/03;
 Accumulator(R) Elite(SM) (2002                    11/24/03; 2/1/04; 2/10/04;
 Series)                                           4/23/04; 8/4/04;8/10/04;
                                                   12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07;
                                                   2/15/08
                                  -------------------------------------------------
                                  5/1/04(4)        8/4/04; 8/10/04; 10/25/04(5);
                                                   12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06;5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07;
                                                   2/15/08
-----------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         9/15/03          9/15/0310); 11/24/03; 12/5/03;
 (2004 Series)                                     2/2/04; 1/23/04; 2/10/04;
                                                   2/23/04(7); 4/23/04; 8/4/04;
                                                   8/10/04; 12/13/04;12/31/04;
                                                   5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07;
                                                   10/19/07; 2/15/08
                                  -------------------------------------------------
                                  5/1/04           7/1/04; 7/19/04; 8/4/04;
                                                   8/10/04; 10/25/04(11);
                                                   12/10/04(5); 12/13/04;
                                                   12/21/04; 12/31/04; 5/1/05(13);
                                                   5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 11/1/05(14);
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
-----------------------------------------------------------------------------------


8 Appendix I

-------------------------------------------------------------------------------------------------------------------
                                                              Product Distributor
                              -------------------------------------------------------------------------------------
                              AXA Advisors                          AXA Distributors
                              -------------------------------------------------------------------------------------
                              Prospectus and                        Prospectus and
 Product Name                 SAI Dates         Supplement Dates    SAI Dates        Supplement Dates
-------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Express(SM)   N/A               N/A                 9/2/99
                                                                    10/18/99
                                                                    5/1/00           9/1/00; 9/6/00; 2/9/01;
                                                                                     7/30/01(5); 9/1/01; 12/14/01;
                                                                                     1/14/02; 2/22/02; 7/15/02;
                                                                                     8/20/02; 1/6/03; 5/15/03;
                                                                                     8/15/03; 11/24/03; 2/1/04;
                                                                                     8/4/04; 12/13/04; 6/10/05;
                                                                                     6/17/05; 7/25/05; 8/31/05;
                                                                                     12/2/05; 2/8/06; 8/25/06;
                                                                                     12/11/06; 5/1/07; 8/24/07;
                                                                                     9/19/07; 10/19/07
                                                                    -----------------------------------------------
                                                                    5/1/01           7/30/01(5); 9/1/01; 1/14/02;
                                                                                     2/22/02; 7/15/02; 8/20/02;
                                                                                     1/6/03; 5/15/03; 8/15/03;
                                                                                     11/24/03; 2/1/04; 8/4/04;
                                                                                     12/13/04; 6/10/05; 6/17/05;
                                                                                     7/25/05; 8/31/05; 12/2/05;
                                                                                     2/8/06; 8/25/06; 12/11/06;
                                                                                     5/1/07; 8/24/07; 9/19/07;
                                                                                     10/19/07
                                                                    -----------------------------------------------
                                                                    5/1/03           5/15/03; 8/15/03; 11/24/03;
                                                                                     12/23/03; 2/1/04; 2/10/04;
                                                                                     8/4/04; 12/13/04; 6/10/05;
                                                                                     6/17/05; 7/25/05; 8/31/05;
                                                                                     12/2/05; 2/8/06; 8/25/06;
                                                                                     12/11/06; 5/1/07; 8/24/07;
                                                                                     9/19/07; 10/19/07
-------------------------------------------------------------------------------------------------------------------


(1)   applies to Accumulator(R) contracts issued in Oregon only.

(2)   applies to Accumulator(R) Select(SM) only.

(3)   applies to non-2002 Series only.

(4)   applies to 2002 Series only.

(5)   applies to contracts issued in Washington only.

(6) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(7)   applies to contracts issued in New York only.

(8)   applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10)  There are three supplements dated 9/15/03 for Accumulator(R) Elite(SM).

(11)  There are three supplements dated 10/25/04 that apply to 2004 Series.

(12)  applies to Accumulator(R) Plus(SM) contracts issued in Oregon only.

(13) There are two supplements dated 5/1/05 that apply for Accumulator(R) and Accumulator(R) Elite(SM).

(14)  applies to contracts issued 1/1/05 and later.

                                                                    Appendix I 9

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          Page
Who is AXA Equitable?                                                        2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Calculating Unit Values                                                      2
Condensed Financial Information                                              3
Financial Statements                                                        53



HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------


Please send me a combined Accumulator(R) series SAI dated May 1, 2008



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                            State                Zip


                                                                         SAI 13A
                                                                          x01887

AXA Equitable Life Insurance Company


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008 FOR


o Accumulator(R)                                o Accumulator(R) Elite(SM)
o Income Manager(SM) Accumulator(R)             o Accumulator(R) Elite II(SM)
o Income Manager(SM) Rollover IRA               o Accumulator(R) Plus(SM)
o Accumulator(R) (IRA, NQ, QP)                  o Accumulator(R) Select(SM)
o Accumulator(R) Express(SM)                    o Accumulator(R) Select(SM) II

AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2008. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Calculating Unit Values                                                      2

Condensed Financial Information                                              3

Financial Statements                                                        53


             Copyright 2008 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


SAI 13A

                                                                          X01887

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein," formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2007, 2006 and 2005. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 45 and 49, $731,920,627 in 2007, $672,531,658 in 2006,
and $588,734,659 in 2005. Of these amounts, AXA Advisors retained $386,036,299, $339,484,801 and $293,075,553, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $1,007,208,067 for 2007, $694,578,570 for 2006 and $561,166,840 for 2005, as
the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $95,562,846, $88,941,713 and $120,349,631, respectively.



CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   ( a )
                                    ---  - c
                                   ( b )

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2007. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values based on the lowest and highest charges. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to your April 30, 2008 supplement for a presentation of the unit values and units outstanding, based on the lowest and highest charges that would apply to the underlying portfolios.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.79    $  13.16    $  11.32    $  10.62          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         603         595         286          51          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,649       1,595       1,278         688          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.39    $  10.92    $  10.40    $  10.29          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         434         343         285         131          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,016         438         492         237          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.82    $  11.36    $  10.59    $  10.39          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         636         456         367         150          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         974         946         948         426          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  52.19    $  49.78    $  45.74    $  44.24    $  41.25
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,239       2,505       2,919       3,361       3,674
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,500       1,399       1,314       1,132         732
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.27    $  12.64    $  11.19    $  10.63          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,958       1,913         711         256          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,731       6,975       4,170       1,617          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 272.69    $ 267.14    $ 244.64    $ 237.75    $ 211.19
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         529         687         900       1,044       1,145
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         670         876       1,138       1,384       1,588
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.97    $  18.95    $  18.62    $  18.65    $  18.54
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,014       1,287       1,772       2,322       2,993
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         579         773       1,100       1,348       1,651
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.30    $  18.42    $  15.12    $  13.29    $  11.40
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,628       3,112       3,477       3,816       4,111
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,872       2,019       2,553       2,475       2,639
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.86    $   6.99    $   7.13    $   6.28    $   5.88
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,381       4,248       5,346       6,276       7,382
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,849       6,383       8,379       9,271      10,777
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.89    $  16.38    $  15.99    $  15.89    $  15.53
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         293         353         490         460         434
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         436         459         574         603         631
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.92    $  18.17    $  16.90    $  15.36    $  13.66
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         916       1,201       1,468       1,733       2,001
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,476       3,532       4,499       5,465       6,324
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.90    $  17.95    $  14.99    $  14.41    $  12.88
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,503       2,657       3,058       3,317       3,362
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,583       6,430       8,002       9,491      10,036
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.22    $  11.50    $  10.49          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          34          28          12          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          51          19           2          --          --
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                             ---------------------------------------------------------------
                                                                  2002        2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  35.10    $  40.77           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,926       2,511           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         407         289           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 143.14    $ 217.65     $ 247.21     $ 292.20     $ 237.18
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,240       1,555        1,775        1,434          550
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,770       2,160        2,453        2,344        1,542
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.40    $  17.18     $  16.14     $  15.03     $  15.25
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,099       3,288        2,333        2,057          929
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,739          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.55    $   9.64     $  12.74     $  16.81     $  12.40
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,907         737          839          591          166
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         208          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.84    $   7.12     $   9.49     $  11.79           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       8,409      10,884       12,132        6,304           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      12,339      15,780       17,298        8,614           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.20          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         430          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         552          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.83    $  14.28     $  16.68     $  14.88     $  11.82
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,020       2,115        2,156        1,264          775
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,943       8,170        9,189        6,912        6,101
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.14    $  11.90     $  11.70     $  12.10     $  11.84
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,350       2,847           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,473      10,569       10,105        9,428        5,696
----------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


---------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
---------------------------------------------------------------------------------------------------------------
                                                                2007        2006        2005        2004
---------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.14    $  24.18    $  20.27    $  19.96
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,752       2,213       2,721       3,230
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,291       2,960       3,782       4,699
---------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.89    $  22.90    $  18.47    $  16.89
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,077       1,280       1,346       1,244
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,966       6,421       7,759       9,124
---------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.93    $   6.78    $   5.92    $   5.66
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         588         886         767          87
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         535         720         983         345
---------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.00    $   9.04    $   8.71    $   8.12
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          44          46          54          55
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         126         157         557         258
---------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.64    $  13.11    $  12.38    $  11.94
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          85          74          45          19
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,042       6,381       8,004       9,529
---------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.11    $  13.08    $  11.83    $  11.30
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,094       1,987       2,382       2,835
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,718      10,352      13,004      15,697
---------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.23    $  11.07    $  10.40          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         164         165          56          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          76         112          18          --
---------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.10    $  10.85          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         168          49          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         369          94          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  31.03    $  29.97    $  26.40    $  25.63
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,714       2,138       2,703       3,163
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,648       6,213       8,100       9,685
---------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.80    $  10.02    $   9.82          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         225         104           8          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         227         125          16          --
---------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.80    $   8.92    $   8.54    $   8.33
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         239         292         365         431
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         351         275         431         573
---------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.70    $  12.86    $  11.69    $  11.14
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,100       1,330       1,652       1,605
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,295       1,862       2,752       2,883
---------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.50    $  10.43          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         609         222          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         444         141          --          --
---------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                             -----------------------------------------------------------------------
                                                                2003        2002        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.30    $  14.14    $  17.20    $  16.52    $  14.98     $  12.76
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,348       3,538       3,681       3,305       2,567        1,009
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,955       5,160       5,603       5,888       5,766        4,389
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.08    $  11.14    $  13.55    $  17.50    $  20.23     $  12.80
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,181       1,196          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,329      12,054      14,032      15,833      13,783       10,607
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.94    $   6.29    $   8.67          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39          29          10          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         189          89           6          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.46    $   9.38    $  12.90    $  17.32    $  21.35     $  16.61
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          20          13          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,360      13,307      16,512      19,069      17,154       10,072
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.33    $   7.97    $  10.72    $  11.09    $  10.61           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,037       3,265         231         174          72           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      17,536      18,971       2,208       2,064         982           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  23.57    $  18.69    $  24.41    $  28.18    $  31.67     $  26.73
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,443       3,683       4,413       4,923          16            2
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,779      11,356      12,941      14,537          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.89    $   5.79    $   7.72    $   9.43    $  10.82           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         286         184         161         164         139           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         552         243         140         136          91           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.73    $   6.87    $   8.54    $  10.00          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,435         951         493          82          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,874       2,717       2,307         638          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                             ----------------------------------------------
                                                                2007       2006        2005        2004
-----------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.75    $  10.82          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         33           8          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         47          14          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.52          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        245          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        308          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.86    $  11.63    $  10.50          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        178         114          54          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         77          74          17          --
-----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 29.65    $  27.50    $  23.46    $  22.79
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        267         191         183          31
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        311         141         170          72
-----------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.51    $  14.52    $  12.35    $  10.68
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        388         502         525         425
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,344       3,119       3,695       4,078
-----------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.34    $  14.25    $  11.50          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        138          82          31          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        264          78          28          --
-----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.57    $  14.33    $  13.96    $  13.84
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,111       1,273       1,222       1,021
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,253       6,838       8,972      10,774
-----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.66    $  16.07    $  13.53    $  13.20
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        769         978       1,142       1,375
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,143      10,415      13,350      16,352
-----------------------------------------------------------------------------------------------------------
 EQ Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.84    $  10.58    $   9.49    $   8.98
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        332         411         551         635
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,567       3,675       4,802       5,835
-----------------------------------------------------------------------------------------------------------
 EQ Large Cap Growth Plus
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 17.21    $  15.09    $  14.19    $  13.19
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,262       2,809       3,663       4,453
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,084       5,280       6,697       8,228
-----------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.56    $  11.38    $  10.80          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        159         136          28          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        156         182          41          --
-----------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.64    $  10.04    $  10.00          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        149         121          93          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        246         287          55          --
-----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.51    $  12.25    $  10.60          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         87         119          26          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        356         490          93          --
-----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                             -----------------------------------------------------------------------
                                                                2003       2002       2001       2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.53    $  7.29    $  8.69    $  11.14    $  13.96          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        279        133         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,761      3,093      3,210       3,230       1,477          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.48    $ 13.22    $ 12.23    $  11.48    $  10.44    $  10.76
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        985        903         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     12,484     14,961     14,916      13,606      12,838       8,661
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.07    $  9.64    $ 12.08    $  13.14    $  12.47    $  12.82
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,530      1,663      1,936       2,045       2,057         867
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     18,895     21,846     25,574      28,008      29,522      24,343
------------------------------------------------------------------------------------------------------------------------------------
 EQ Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.17    $  6.79    $  8.71    $  10.51    $  10.72          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        715        776        948       1,014         550          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      6,684      6,910      8,228       8,940       6,033          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ Large Cap Growth Plus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.88    $  9.31    $ 14.37    $  22.09    $  27.59    $  16.10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      5,082      5,638      7,229       8,254       6,114       1,942
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      9,491     10,806     13,726      16,073      13,671       9,117
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                2007        2006        2005        2004
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.82     $ 11.74     $ 10.56          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          48          49          25          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          86          80          74          --
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.27     $ 12.36     $ 11.15          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         211         193         240          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         259         214         210          --
----------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.49     $ 16.44     $ 15.24     $ 13.95
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,298       1,541       1,644       1,467
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,429       1,821       2,123       2,102
----------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.04     $ 17.55     $ 15.82     $ 14.40
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,472       1,921       2,356       2,500
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,031       1,465       2,388       2,481
----------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.37     $ 29.41     $ 28.53     $ 28.18
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         949       1,040       1,076       1,221
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,271       2,410       2,619       2,938
----------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.85     $  4.91     $  4.61     $  4.43
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         270         136         143           3
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         441          28          47          20
----------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.74     $ 10.71          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         225          50          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         210          92          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.57     $ 11.09          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          80           8          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         146          34          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.15     $ 10.93          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          36          17          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          67          10          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75     $ 11.10          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          12          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          51           9          --          --
----------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82     $  9.84     $  9.93          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         393         330         253          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         444         431         308          --
----------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.63     $ 10.23     $  9.98          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         125         174          76          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         189         185          57          --
----------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.60     $ 17.14     $ 14.76     $ 14.35
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         662         793         914       1,073
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,203       1,660       2,139       2,622
----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                            ------------------------------------------------------------------------
                                                                2003        2002       2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.80    $  9.89     $ 11.34          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,522        767          14          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,058      1,041         155          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.39    $  9.42     $ 11.20     $ 10.92     $ 10.53     $ 10.48
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,709      2,863       2,091       1,080         972         560
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,639      3,169       2,256         223          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.34    $ 28.57     $ 28.61     $ 28.00     $ 26.78     $ 25.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,537      2,299       2,501       1,860       2,900       1,566
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,834      5,633       6,273       5,065       7,278       5,158
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.36    $  8.59     $ 11.01     $ 10.94     $ 11.48     $  9.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,030        859         899         989         756         284
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,320      2,817       3,131       3,340       2,922       1,610
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                             ------------------------------------------------
                                                                2007        2006        2005        2004
-------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.46     $ 16.51     $ 17.43     $ 16.99
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         173          45          46          10
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         415         145         160          17
-------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.83     $ 10.76          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         136          61          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         228          98          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.24     $  6.25     $  5.55     $  5.16
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         214         193         114          14
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         129         177         169          41
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 11.92     $ 10.43          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         159         251         156          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         298         350         250          --
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.41     $ 18.85     $ 13.94     $ 10.64
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,728       1,993       2,131       1,948
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,238       2,967       3,667       3,845
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.10     $ 13.34     $ 12.37          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         175          74          68          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         336         109          49          --
-------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 65.53     $ 59.65     $ 57.52     $ 53.88
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         170         220         284         334
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         364         467         585         710
-------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.06     $ 11.50     $ 11.24     $ 11.19
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         685         797       1,030       1,247
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         622         738         919       1,011
-------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.99     $ 12.08     $ 11.65     $ 11.04
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         261         346         460         484
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         273         360         464         567
-------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 33.05     $ 32.49     $ 29.95     $ 29.46
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         727         911       1,125       1,318
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,569       2,099       2,710       3,408
-------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.79     $ 16.94     $ 13.70     $ 12.03
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         453         524         462         456
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         652         762         657         704
-------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.77     $ 12.33     $ 11.00     $ 10.45
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         154         160         181         201
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         233         294         268         253
-------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.58     $  9.64     $  9.76     $  9.20
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         253         336         424         449
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         486         568         759         801
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                             -------------------------------------------------------------------
                                                                2003       2002       2001       2000       1999        1998
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.72    $  5.67    $  6.11    $  6.53     $ 11.04    $  5.72
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,871      1,807      1,765      2,063       1,267        177
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,287      3,992      4,501      4,990       3,859      1,805
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 48.73    $ 35.92    $ 51.19    $ 69.35     $ 81.12    $ 69.37
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        375        404        513        595         553        293
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        812        899      1,101      1,253       1,163        939
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.92    $ 10.67         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,242      1,119         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,187      1,217         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.98    $  7.90         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        378        205         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        383        235         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 27.48    $ 22.73    $ 23.74    $ 23.90     $ 26.59    $ 27.96
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,384      1,316      1,516      1,616       1,539        801
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,959      3,827      4,307      4,697       5,048      4,521
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.34    $  7.81         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        377        183         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        494        118         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.66    $  7.64         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        230        166         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        248        169         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.74    $  6.79         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        410        275         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        802        305         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                              --------------------------------------------------
                                                                2007        2006        2005        2004
----------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.68     $ 14.36     $ 12.20     $ 11.54
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         440         512         544         503
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         700       1,027       1,404       1,102
----------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.07     $ 10.93     $ 10.11     $  9.45
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         387         519         629         806
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         721         863       1,078
----------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.75     $ 13.92     $ 12.30     $ 11.62
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         339         535         605         904
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         587         779         911       1,203
----------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.99     $  8.79     $  8.09     $  7.63
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         412         286         189          68
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         347         259         287          29
----------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.49     $ 19.67     $ 17.17     $ 16.63
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         554         761         919         986
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,770       3,861       5,204       6,654
----------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.36     $ 10.60     $ 10.01     $  9.12
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         513         609         854       1,028
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         647         737       1,024       1,493
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                            ----------------------------------------------------------------------
                                                                2003        2002       2001        2000        1999       1998
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.23    $  7.91          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         429        344          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         698        384          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.58    $  6.20          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         761        429          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,104        369          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.22    $  7.37          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         765        486          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         820        388          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.39    $ 10.62     $ 12.50     $ 10.76    $  9.20    $  9.17
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         840        665          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,289      7,825       7,755       7,215      6,774      4,733
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.81    $  5.66          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         278         44          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         571        264          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                             ------------------------------------------------
                                                                2007        2006        2005        2004
-------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.68    $  13.09    $  11.28    $  10.60
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         566         265         106          40
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      31,080       6,793         342         120
-------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.30    $  10.85    $  10.36    $  10.27
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         549         334         254         140
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,087       1,202         501         286
-------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.73    $  11.29    $  10.55    $  10.38
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         627         429         360         137
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,023       2,537         671         279
-------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 49.91    $  47.71    $  43.93    $  42.57
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,879        2045       2,273       2,498
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,394       3,387         762         659
-------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.16    $  12.57    $  11.15          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,240        2127         788          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      85,777      22,340       2,035          --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $255.59    $ 250.91    $ 230.23    $ 224.21
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         289         361         422         469
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         392         361         370         430
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.30    $  18.35    $  18.07    $  18.13
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,984        2414       2,944       3,603
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         813         747         873       1,061
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.79    $  17.99    $  14.79    $  13.03
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,956        3446       3,745       3,983
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,611       1,983       1,000       1,008
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.72    $   6.88    $   7.03    $   6.21
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,164        4038       4,648       5,347
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,920       7,569        9.117     10,421
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.41    $  15.95    $  15.60    $  15.54
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         352         389         490         489
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,355         630         455         480
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.47    $  17.82    $  16.60    $  15.12
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,874        2275       2,668       3,054
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,301       1,922       1,979       2,313
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.56    $  17.62    $  14.75    $  14.21
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,968        3035       3,256       3,414
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,126       5,695       5,091       5,823
-------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.03    $  11.34    $  10.36          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          15           4          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         507         100          --          --
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                             ------------------------------------------------
                                                                2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  39.77    $  33.91    $  39.47           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,668       2,816       1,417           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         461         279         110           --
-------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 199.56    $ 135.53    $ 206.51     $ 235.03
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         489         510         468          217
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         484         521         499          204
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.07    $  17.97    $  16.81     $  15.83
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,546       5,993       2,919          269
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,357       1,226          --           --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.20    $   8.42    $   9.51     $  12.60
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,195       3,915         702          389
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,052         135          --           --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   5.82    $   4.80    $   7.08     $   9.46
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       6,234       6,946       6,887        3,355
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,828      13,521      14,217        6,200
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.21    $  14.92          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         495         429          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         519         474          --           --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.48    $   9.71    $  14.14     $  16.56
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,346       3,468       2,681          825
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,809       3,037       2,971        1,248
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.72    $  10.04    $  11.80     $  11.63
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,447       3,347       1,416           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,106       6,520       4,851        1,119
-------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                             -----------------------------------------------
                                                                2007        2006       2005        2004
------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.14      10.96          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         773        255          --          --
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.62    $ 23.71     $ 19.92     $ 19.65
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,597       1927       2,336       2,719
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,381      1,301       1,147       1,430
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 24.36    $ 22.46     $ 18.15     $ 16.63
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,017       1158       1,158       1,121
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,881      3,580       3,145       3,356
------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.81    $  6.67     $  5.84     $  5.59
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         479        620         632          71
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,391      1,207         536         306
------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.83    $  8.91     $  8.60     $  8.03
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          46         52          53          30
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         349        147          65          88
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.35    $ 12.86     $ 12.16     $ 11.75
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         120         86          60          25
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,136      2,540       2,470       2,815
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.88    $ 12.87     $ 11.67     $ 11.18
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,850       1219       1,450       1,594
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,563      4,914       5,540       6,418
------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.17    $ 11.04     $ 10.38          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         180        178          53          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,451        382          65          --
------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.07    $ 10.84          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         156         35          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,797        665          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.17    $ 29.20     $ 15.77     $ 25.07
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         979       1200       1,369       1,508
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,204      3,534       3,726       4,345
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.68    $  9.92     $  9.74          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         169         85           4          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,997        457           9          --
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.62    $  8.78     $  8.42     $  8.23
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         402        432         488         647
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,089        319         349         400
------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.50    $ 12.70     $ 11.56     $ 11.04
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,075       2486       2,857       3,046
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,060      4,317       4,297       4,997
------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.47    $ 10.42          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         694        200          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,851      1,076          --          --
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
------------------------------------------------------------------------------------------------------------
                                                                2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.05     $ 13.98     $ 17.04     $ 16.40
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,785       2,900       1,793         275
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,339       1,334       1,071         299
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.89     $ 11.02     $ 13.42     $ 17.37
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,114       1,121          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,673       4,227       4,268       2,110
------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.87     $  6.25     $  8.63          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          38          35           3          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         101          79          19          --
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.23     $  7.91     $ 10.66     $ 11.05
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,685       1,728         283         110
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,957       7,543       2,052         628
------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.10     $ 18.36     $ 24.03     $ 27.79
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,538       1,539       1,082         421
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,750       5,020       4,534       1,524
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7,80     $  5.74     $  7.67     $  9.39
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         514         419         233          39
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         500         378         182          47
------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.67     $  6.84     $  8.52     $  9.99
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,156       2,863       1,550          58
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,343       5,392       4,418         609
------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-----------------------------------------------------------------------------------------------
                                                                   For the years ending
                                                                       December 31,
-----------------------------------------------------------------------------------------------
                                                                2007       2006        2005
-----------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------
  Unit value                                                 $  9.73     $ 10.82          --
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         37          12          --
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        936         153          --
-----------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------
  Unit value                                                 $  9.50          --          --
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        104          --          --
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     13,483          --          --
-----------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.80     $ 11.59     $ 10.49
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        180         116          33
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,416         425          11
-----------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 28.50     $ 26.49     $ 22.64
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        223         148         129
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,211         519         111
-----------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.22     $ 14.30     $ 12.18
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        338         355         366
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,598       2,904       2,599
-----------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.25     $ 14.20     $ 11.48
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        113          39          --
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,865         310           5
-----------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.28     $ 14.07     $ 13.73
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,284       1,359       1,399
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,678       7,950       8,015
-----------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.32     $ 15.76     $ 13.30
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        361         415         466
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,721       4,048       4,589
-----------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.64     $ 10.41     $  9.36
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        327         412         507
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,557       4,130       4,965
-----------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.84     $ 14.80     $ 13.94
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,065        1228       1,421
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,698       2,090       2,422
-----------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.36     $ 11.19     $ 10.64
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         68          63          20
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,312         738         113
-----------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.58     $ 10.01     $  9.99
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        151         145         108
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,048         567          30
-----------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.44     $ 12.21     $ 10.58
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         88         124          16
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,062         501          58
-----------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                             ------------------------------------------------------------
                                                                2004        2003       2002       2001       2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.05         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          30         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          63         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.56    $  9.44    $  7.23    $  8.65     $ 11.10
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         328        238        100         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,863      2,832      2,786      2,530       1,050
-------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.65    $ 13.32    $ 13.09    $ 12.13     $ 11.41
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,172      1,191      1,232         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,979     10,672     12,695      8,943       1,427
-------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.99    $ 11.90    $  9.53    $ 11.97     $ 13.04
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         509        568        620        398          80
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,234      6,009      6,939      6,123       1,419
-------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.87    $  8.08    $  6.73    $  8.66     $ 10.47
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         599        642        706        584         298
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,788      6,613      7,231      7,160       2,262
-------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.99    $ 11.72    $  9.20    $ 14.23     $ 21.92
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,652      1,886      2,080      2,260       1,301
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,867      3,344      3,796      4,345       2,112
-------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-------------------------------------------------------------------------------------------------
                                                                   For the years ending
                                                                       December 31,
                                                             ------------------------------------
                                                                2007        2006        2005
-------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.75    $  11.70     $ 10.55
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          30           5
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         497         138          45
-------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.20    $  12.32     $ 11.13
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         142         117         140
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,108         531         120
-------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.25    $  16.26     $ 15.11
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,275        1408       1,386
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,863       2,666       1,390
-------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.67    $  17.21     $ 15.54
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,791        3415       3,954
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,624       3,215       3,279
-------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.78    $  27.92     $ 27.14
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,294        1184       1,196
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,506       2,933       1,954
-------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.74    $   4.83     $  4.54
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         124          62          58
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,806         155          14
-------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.71    $  10.70          --
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         194          47          --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,519         623          --
-------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.54    $  11.09          --
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          58          17          --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,565         227          --
-------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12    $  10.92          --
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14           6          --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         683         158          --
-------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.73       11.09          --
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          29           9          --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,020         186          --
-------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.76    $   9.81     $  9.92
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         493         337         248
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,625       1,202         300
-------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.57    $  10.20     $  9.97
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         191         140          80
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         603         205          25
-------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.27    $  16.83     $ 14.52
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         571         681         710
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,196       1,231         854
-------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2004        2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 13.86     $ 12.74    $  9.87     $ 11.33          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       1,261       1,331        616          32          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,251       1,338        701          89          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.18     $ 12.22    $  9.32     $ 11.09     $ 10.84
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,357       4,738      5,068       2,457          70
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,574       3,783      4,067       3,015         198
------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.87     $ 27.08    $ 27.35     $ 27.44     $ 26.91
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,317       1,572      2,248       2,060         571
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,306       3,186      4,967       4,110         826
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.38          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.15     $ 12.21    $  8.50     $ 10.92     $ 10.87
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         783         789        660         361         106
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,001       1,152        974         825         270
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------
                                                                   For the years ending
                                                                       December 31,
                                                              ----------------------------------
                                                                2007        2006        2005
------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.79     $ 15.90      16.83
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         471          27         41
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,146          71         15
------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.80     $ 10.75         --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         124          39         --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,998         531         --
------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.12     $  6.15    $  5.47
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         141         158        107
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,796         424        102
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.41     $ 11.88    $ 10.41
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         123         142         85
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,990         900        131
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.86     $ 18.50    $ 13.71
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,520        1689      1,667
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,992       2,602      1,632
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.02     $ 13.29    $ 12.36
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         145          44         35
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,291         361         40
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.28          --         --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,762          --         --
------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 62.68     $ 57.17    $ 55.24
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          49          62         76
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         180         171        172
------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.91     $ 11.39    $ 11.14
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,145        1341      1,555
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,253       1,474      1,199
------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.83     $ 11.96    $ 11.56
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         344         427        462
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,640         696        453
------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.67     $ 31.19    $ 28.82
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         755         896      1,045
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,103       1,654      1,626
------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.56     $ 16.77    $ 13.59
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         488         569        462
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,753       1,168        480
------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.62     $ 12.21    $ 10.92
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         251         302        332
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         750         346        269
------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.45     $  9.54    $  9.68
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         368         512        600
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,621         999        613
------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2004        2003       2002       2001       2000
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.44         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.10         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48    $  8.61    $  5.61    $  6.06    $  6.49
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,556      1,439      1,441      1,014        541
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,515      1,462      1,464      1,482        881
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.85    $ 46.99    $ 34.70    $ 49.56    $ 67.28
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          88         99        102        118         36
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         181        211        241        249        106
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.13    $ 10.88    $ 10.65         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,721      1,778      1,483         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,470      1,625      1,594         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.98    $  9.94    $  7.88         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         473        420        347         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         565        375        264         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.41    $ 26.55    $ 22.00    $ 23.03    $ 23.23
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,146      1,144      1,013        696        145
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,924      2,218      1,906      1,632        432
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.96    $ 10.30    $  7.79         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         473        456        346         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         411        323        108         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.39    $  9.62    $  7.63         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         382        403        338         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         397        296        201         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.15    $  8.71    $  6.77         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         712        701        571         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         930        759        424         --         --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-----------------------------------------------------------------------------------------------
                                                                   For the years ending
                                                                       December 31,
                                                             ----------------------------------
                                                                2007        2006        2005
-----------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.50     $ 14.21     $ 12.10
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         510         606         636
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,431       1,285         919
-----------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.92     $ 10.82     $ 10.03
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         685         807         975
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,398         884         663
-----------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.58     $ 13.78     $ 12.20
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         510         656         774
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,394         838         550
-----------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------
  Unit value                                                  $  8.83     $  8.65     $  7.97
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         362         218         117
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,924         627         195
-----------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.14     $ 19.31     $ 16.89
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         512         683         796
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,209       2,465       2,629
-----------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.21     $ 10.49     $  9.93
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,391        1590       1,869
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,629       2,459       2,792
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                             -------------------------------------------------------------
                                                                2004        2003        2002       2001        2000
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 10.18    $  7.89          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         613         560        565          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         809         635        503          --          --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.40     $  8.54    $  6.19          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,099       1,103        768          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         773         720        427          --          --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.54     $ 10.18    $  7.35          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         995         827        678          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         720         545        364          --          --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.53          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          30          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          11          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39     $ 14.22    $ 10.51     $ 12.39     $ 10.69
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         837         707        482          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,013       3,182      3,460       2,447         588
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.07     $  8.77    $  5.65          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,185         284        150          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,478         278        386          --          --
--------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.60%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.65    $  13.07    $  11.26    $  10.59          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         152         189          92          24          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,517       3,308       1,298         726          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.28    $  10.84    $  10.35    $  10.27          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         256         190         168          63          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,731       1,508       1,073         686          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.71    $  11.28    $  10.54    $  10.37          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         594         462         397         279          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,825       1,741       1,299         787          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  49.36    $  47.21    $  43.48    $  42.17    $  39.41
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,073       1,195       1,301       1,400       1,489
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,439       3,955       4,167       3,907       2,733
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.14    $  12.55    $  11.14    $  10.61          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,599        1043         408         180          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,293      11,247       7,926       3,664          --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 251.49    $ 247.00    $ 226.77    $ 220.94    $ 196.75
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         159         200         244         275         301
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         377         490         586         683         689
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.14    $  18.20    $  17.94    $  18.01    $  17.95
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,229       1,493       1,833       2,200       2,818
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,956       2,358       2,881       3,326       3,448
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.66    $  17.88    $  14.71    $  12.97    $  11.15
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,393       1,534       1,664       1,745       1,928
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,456       4,168       4,498       4,337       4,026
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.69    $   6.86    $   7.01    $   6.19    $   5.81
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,913       2,322       2,818       3,283       3,962
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,407      11,991      14,352      15,822      17,115
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.29    $  15.84    $  15.50    $  15.45    $  15.13
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         219         243         296         279         282
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,861       2,329       2,753       2,951       3,122
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.36    $  17.73    $  16.53    $  15.07    $  13.43
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         718         908       1,100       1,230       1,362
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,356       3,069       3,839       4,346       4,534
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.48    $  17.54    $  14.69    $  14.16    $  12.68
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,862       1,465       1,617       1,814       1,839
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,726      13,777      15,585      17,155      15,959
------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.02    $  11.33    $  10.36          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          17           5          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          89          99          53          --          --
------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                             --------------------------------------------------------------
                                                                2002        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  33.62    $  39.15           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,564       1,005           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         598          97           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 133.70    $ 203.81     $ 232.08     $ 275.01     $ 223.79
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         314         380          310           66           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         581         661          618          255           35
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.86    $  16.72     $  15.75     $  14.70           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,868       2,545          486           59           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,501          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.38    $   9.48     $  12.56     $  16.61           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,910         404          302           38           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         604          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.79    $   7.07     $   9.45     $  11.77           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,522       5,608        4,909        1,112           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      16,550      18,765       17,412        5,630           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.85          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         347          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,064          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.69    $  14.11     $  16.53     $  14.78     $  11.77
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,384       1,276          718           30           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,377       3,423        3,189          818          211
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.01    $  11.78     $  11.61     $  12.04     $  11.81
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,712       1,138           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,615       6,000        3,700        1,532          315
---------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.86     $ 10.69    $  10.71          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         344         669       1,084          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  23.49     $ 23.60    $  19.83    $  19.58    $  17.99
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         774         917       1,046       1,213       1,296
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,711       3,644       4,227       4,909       4,335
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.23     $ 22.35    $  18.07    $  16.57    $  13.84
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         437         514         514         468         487
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,272       4,311       4,992       5,077       5,316
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.78     $  6.64    $   5.82    $   5.57          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         306         421         387          56          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         684         907       1,277         370          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.79     $  8.87    $   8.57    $   8.01    $   7.86
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          10          10          11          25
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         250         367         468         498         478
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.28     $ 12.80    $  12.11    $  11.71    $  11.27
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         145         134          45          29          39
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,030       2,547       2,581       2,715       2,971
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.83     $ 12.82    $  11.63    $  11.14    $  10.21
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         910         654         775         867         896
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      16,294       9,568      11,228      12,694      12,682
------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.15     $ 11.03    $  10.38          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         139         108          40          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         246         247         113          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.06     $ 10.84          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          99          33          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         634         332          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  29.96     $ 29.01    $  25.62    $  24.94    $  22.99
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         582         723         864         968       1,030
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,391       8,474      10,127      11,584      11,512
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.66     $  9.92    $   9.74          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         113          61           4          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         777         471          36          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.58     $  8.74    $   8.39    $   8.20    $   7.79
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         174         157         190         242         184
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,455       1,731       2,184       2,500       2,016
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.45     $ 12.66    $  11.53    $  11.02    $   9.65
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,036       1,207       1,413       1,558       1,665
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,276       8,561      10,309      11,422      10,509
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.46     $ 10.42          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         447         120          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,051         730          --          --          --
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002        2001        2000        1999         1998
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.94     $ 17.00     $ 16.37     $ 14.88     $ 12.71
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,419       1,305         431         163          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,235       1,559       1,079         173          --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.98     $ 13.39     $ 17.34     $ 20.10     $ 12.75
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         498          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,555       3,126       2,033         771         422
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.24     $  8.62          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          38           6          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         128          13          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.24     $ 12.75     $ 17.16     $ 21.20     $ 16.54
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          16          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,171       2,221       1,658         576         282
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.89     $ 10.65     $ 11.04     $ 10.60          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         961         166         112          13          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,408       3,151       2,953         987          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.28     $ 23.93     $ 27.69          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,042       1,038         734          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,152       6,601       6,057          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.73     $  7.66     $  9.38     $ 10.80          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         143          90          17           8          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         424         141          78           6          --
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.83     $  8.51     $  9.99          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,471         932         126          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,322       2,644         617          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.72    $  10.81          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         29           7          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         73          51          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.50          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         61          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,153          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.78    $  11.58    $  10.49          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         64          44          19          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        230         268         107          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 28.22    $  26.24    $  22.44    $  21.86          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        151         102          89          21          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        300         291         339          74          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.15    $  14.24    $  12.14    $  10.53     $  9.42
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        212         235         191         193         146
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      7,394       9,957      11,032      11,933      10,611
------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.23    $  14.19    $  11.48          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         94          24           3          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        409         273          98          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.21    $  14.01    $  13.68    $  13.60     $ 13.28
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        869         924         943         748         804
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     10,140      12,428      14,021      15,208      16,175
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.24    $  15.68    $  13.24    $  12.94     $ 11.86
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        229         281         306         338         377
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,182       4,115       4,803       5,325       5,701
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.60    $  10.37    $   9.33    $   8.84     $  8.07
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        230         298         328         421         474
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,022       6,684       7,849       8,941       9,707
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.75    $  14.72    $  13.88    $  12.94     $ 11.68
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        676         791         957       1,142       1,345
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,691       3,075       3,566       4,258       4,710
------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.35    $  11.18    $  10.63          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         73          63           6          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        503         784         195          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.57    $  10.00    $   9.98          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         99          64          55          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        315         390         431          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.42    $  12.20    $  10.58          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        116          83          13          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        368         502         135          --          --
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002        2001        2000        1999         1998
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.22    $  8.64     $ 11.09     $ 13.93          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          59         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,973      5,697       5,514       1,286          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.05    $ 12.10     $ 11.40     $ 10.39     $ 10.73
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         702         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,419     10,537       5,112       2,026         379
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.51    $ 11.94     $ 13.02     $ 12.39     $ 12.76
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         359        287         124          12          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,777      4,156       1,755         978         714
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.72    $  8.64     $ 10.45     $ 10.70          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         474        543         359         103          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,237      8,655       7,052       2,906          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.18    $ 14.20     $ 21.88     $ 27.40     $ 16.03
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,556      1,966       1,834         383          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,661      5,707       5,759       1,680         200
------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.73    $  11.69    $  10.54          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          29          22          21          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         161         166         132          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.18    $  12.31    $  11.13          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         128         115         102          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         480         519         490          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.20    $  16.22    $  15.07    $  13.84     $  12.72
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         676         745         712         676          685
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,491      10,192      11,276      11,463       10,296
------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.58    $  17.13    $  15.47    $  14.13     $  12.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,135       1,391       1,673       1,805        2,005
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,320       6,178       7,278       7,736        7,229
------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.40    $  27.57    $  26.81    $  26.55     $  26.78
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,201       1,177       1,247       1,478        1,911
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,889       3,996       4,058       4,693        6,370
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.72    $   4.81    $   4.53    $   4.36           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          79          29          44           3           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         656         206         172          19           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.70    $  10.70          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         121          23          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         748         372          --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.53    $  11.09          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          68          12          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         230          61          --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.11    $  10.92          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          --          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          66          21          --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.72    $  11.09          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          32          14          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         123          30          --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75    $   9.80    $   9.92          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         316         206         120          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,098       1,411         848          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.56    $  10.19    $   9.96          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          84         104          26          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         588         593         132          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.18    $  16.75    $  14.46    $  14.10     $  12.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         281         323         325         378          358
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,100       2,912       3,372        3.996       4,084
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.86    $  11.33          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         427          24          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,423          78          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.29    $  11.07     $ 10.82     $ 10.45          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,145       1,487          87          18          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,714       2,090         251          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.06    $  27.16     $ 26.65     $ 25.55     $ 24.80
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,863       3,954       1,882         549          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,288      13,759          --       9,875       5,805
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.48    $  10.90     $ 10.86     $ 11.42     $  9.61
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         240         239         113          23          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,913       1,535       1,382         522         211
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.62    $  15.76     $ 16.68     $ 16.30         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         293          12          13           2         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,641         104         146          19         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.80       10.75          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         109          28          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         572         298          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.10    $   6.12     $  5.45     $  5.08         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          65          69          33           4         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         300         397         286          69         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.39    $  11.87     $ 10.41          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         116         129          40          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         424         647         410          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.72    $  18.41     $ 13.65     $ 10.45    $  8.58
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         810         929         929         860        837
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,354       4,518       5,043       4,587      4,232
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.00    $  13.28     $ 12.35          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          73          30          33          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         507         322         172          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.28          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         720          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 61.99    $  56.56     $ 54.68     $ 51.36    $ 46.56
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39          53          62          74         79
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         233         292         331         388        429
------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.87    $  11.36     $ 11.12     $ 11.11    $ 10.87
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         822         915       1,033       1,124      1,240
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,230       6,686       7,527       8,293      8,217
------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.79    $  11.93     $ 11.53     $ 10.96    $  9.93
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         179         223         269         301        265
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,241       1,865       2,078       2,231      1,758
------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.34    $  30.88     $ 28.55     $ 28.15    $ 26.32
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         409         475         558         647        634
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,743       3,798       4,585       5,526      5,467
------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.51    $  16.73     $ 13.57     $ 11.94    $ 10.29
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         343         377         423         460        371
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,972       2,676       2,300       2,160      1,684
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.58    $  12.18     $ 10.89     $ 10.37    $  9.61
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         154         175         208         255        249
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,291       1,745       1,956       2,038      1,850
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.42    $   9.52     $  9.66     $  9.13    $  8.70
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         290         355         356         384        385
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,015       4,202       4,551       4,852      4,258
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                 2002       2001       2000       1999        1998
------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.59    $  6.04    $  6.47     $ 10.97    $  5.70
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         857        821        715         126         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,823      3,043      2,958         962        203
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 34.41    $ 49.16    $ 66.77     $ 78.30    $ 67.13
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          66         73         65          16         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         338        402        420         141         16
------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,234         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,282         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.88         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         189         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         398         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 21.83    $ 22.86    $ 23.07     $ 25.73    $ 27.12
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         511        500        219          35         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,248      1,835      1,211         574        170
------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.79         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         286         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         553         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.62         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         213         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         635         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.77         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         283         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,299         --         --          --         --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.46     $ 14.18     $ 12.07     $ 11.46     $ 10.17
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         309         326         300         304         297
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,218       4,325       4,766       4,712       3,848
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.88     $ 10.79     $ 10.01     $  9.38     $  8.53
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         327         402         460         503         538
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,156       4,520       5,281       6,078       5,628
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.54     $ 13.75     $ 12.18     $ 11.53     $ 10.17
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         288         386         425         575         467
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,710       3,885       4,432       5,059       3,927
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.79     $  8.61     $  7.94     $  7.51          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         193         125          61          11          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         436         605         410          22          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.05     $ 19.22     $ 16.83     $ 16.33     $ 14.17
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         272         395         502         499         370
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,968       5,693       6,888       7,850       7,354
------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.17     $ 10.46     $  9.91     $  9.05     $  8.76
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         701         889       1,089       1,346         281
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,564       3,343       4,090       4,725       1,117
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000        1999       1998
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.89          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        292          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,272          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.18          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        344          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,488          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.35          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        381          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,262          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.49     $ 12.37     $ 10.68     $ 9.15     $ 9.14
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        275          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,021       3,274       2,109         98        344
------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.65          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         96          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        205          --          --         --         --
------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.20%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.87    $  13.22    $  11.35    $  10.63          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,160       1,827       1,271         728          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.46    $  10.96    $  10.43    $  10.31          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,472       1,143         397         373          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.89    $  11.41    $  10.62    $  10.41          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,173       1,249         849         695          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  53.95    $  51.39    $  47.15    $  45.53    $  42.39
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,308       4,475       4,798       5,029       4,208
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.34    $  12.70    $  11.22    $  10.65          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         10,734       8,825       5,795       3,138          --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 286.24    $ 279.98    $ 256.01    $ 248.43    $ 220.33
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            392         463         545         613         548
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  20.49    $  19.41    $  19.05    $  19.04    $  18.91
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,914       3,131       3,491       4,043       4,619
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  20.70    $  18.75    $  15.37    $  13.49    $  11.55
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          5,414       5,626       5,792       5,816       5,125
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.96    $   7.07    $   7.20    $   6.34    $   5.92
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,750       5,507       5,789       6,068       5,986
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  17.26    $  16.71    $  16.29    $  16.17    $  15.77
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,276       3,669       4,057       4,383       4,326
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  21.26    $  18.44    $  17.12    $  15.54    $  13.80
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,805       3,494       3,815       4,124       4,091
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  17.16    $  18.20    $  15.17    $  14.56    $  12.99
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         18,463      13,475      14,461      15,533      14,531
------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.12    $  11.39    $  10.37          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            159          79           9          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.04    $  10.82    $  10.79    $  10.16          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            462         691       1,352         339          --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  24.53    $  24.54    $  20.54    $  20.19    $  18.49
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,290       4,984       5,635       6,364       5,670
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  25.30    $  23.24    $  18.71    $  17.09    $  14.22
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,143       4,607       4,933       4,781       4,396
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.03    $   6.86    $   5.99    $   5.71          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,373       1,698       1,681         216          --
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  36.01           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,221           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 149.11     $ 226.39     $ 256.74    $ 303.01     $ 245.58
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            222          154          188         205          230
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  18.73           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,850           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.65           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,285           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   4.86     $   7.15     $   9.52    $  11.80           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,292           89          114          79           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.42           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,432           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.91     $  14.38     $  16.78    $  14.94     $  11.85
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,279          105          191          50          102
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.22     $  11.97     $  11.75    $  12.13     $  11.86
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,578          114           54          46           22
------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  14.26           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,591           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.24     $  13.65     $  17.60    $  20.32     $  12.83
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,445          154          182         199          190
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  10.13    $  9.14    $  8.79      $  8.18    $  8.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              554        625        723          782        744
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.87    $ 13.31    $ 12.54      $ 12.08    $ 11.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,946      1,982      2,062        2,149      2,153
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.28    $ 13.23    $ 11.95      $ 11.40    $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           15,162      6,465      7,166        8,080      7,741
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.28    $ 11.10    $ 10.41           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              415        436        161           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.12    $ 10.85         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              963        302         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  31.69    $ 30.56    $ 26.88      $ 26.06    $ 23.92
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            6,323      7,331      8,383        9,053      8,439
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  10.76    $  9.97    $  9.75           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,003        493         38           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.93    $  9.03    $  8.63      $  8.40    $  7.95
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,978      2,218      2,770        3,237      2,600
----------------------------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.86    $ 12.98    $ 11.78      $ 11.21    $  9.78
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            9,544     11,305     12,783       13,609     12,491
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  10.52    $ 10.43         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2,628        664         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.77    $ 10.83         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              171         78         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.52         --         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              863         --         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.91    $ 11.66    $ 10.51           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              362        321         81           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  30.54    $ 28.28    $ 24.09      $ 23.37         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              909        341        297           62         --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.73    $ 14.69    $ 12.47      $ 10.78    $  9.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5,905      6,892      7,621        8,017      6,516
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.40    $ 14.29    $ 11.51           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              594        240         40           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.80    $ 14.53    $ 14.13      $ 13.99    $ 13.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           10,033     10,809     11,494       11,977     11,974
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  15.91    $ 16.31    $ 13.71      $ 13.35    $ 12.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2,625      3,079      3,795        3,942      3,680
----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.33     $  8.70          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            182          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.46     $ 13.00     $ 17.41     $ 21.43     $ 16.65
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            710         193         235         245         160
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.01     $ 10.76     $ 11.12     $ 10.62          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,252          17          10           3          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 18.94     $ 24.71     $ 28.47          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,393          71          78          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.82          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            551          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.89     $  8.56     $ 10.00          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,799          19           7          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.33     $  8.73     $ 11.17     $ 13.97          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,628          26          23          15          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.32     $ 12.30     $ 11.04     $ 10.47     $ 10.77
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,674         280          14         139          98
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.73     $ 12.16     $ 13.21     $ 12.52     $ 12.85
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,342         324         341         423         506
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.99    $  10.71    $  9.60      $  9.06    $  8.23
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,815       3,293      3,821        4,211      4,026
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  17.49    $  15.31    $ 14.38      $ 13.35    $ 12.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,461       1,300      1,516        1,558      1,506
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.44    $  11.24    $ 10.64           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           528         605         93           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.68    $  10.07    $ 10.01           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           549         370        139           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.56    $  12.29    $ 10.61           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           319         438         94           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.87    $  11.77    $ 10.57           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           140         117         54           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.32    $  12.40    $ 11.16           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           722         597        444           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  18.67    $  16.57    $ 15.34      $ 14.02    $ 12.84
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        11,637      13,414     14,341       14,238     13,403
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  17.32    $  17.81    $ 16.03      $ 14.57    $ 12.51
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,623       8,423      8,724        9,029      8,508
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  31.62    $  30.57    $ 29.61      $ 29.20    $ 29.33
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,791       1,365      1,411        1,417      1,972
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   5.93    $   4.97    $  4.66      $  4.47         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           871         143        137           13         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.76    $  10.71         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           999         372         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.59    $  11.10         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           315         135         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.17    $  10.94         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           142          12         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.78    $  11.10         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           115          20         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.86    $   9.86    $  9.94           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,641       1,522      1,269           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.68    $  10.26    $  9.99           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           339         356        189           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.85    $  17.38    $ 14.94      $ 14.50    $ 12.48
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,937       3,525      3,854        4,174      3,847
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.83     $  8.75     $ 10.54     $ 10.74           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            993          77          42          31           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.39     $ 14.47     $ 22.21     $ 27.70      $ 16.14
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            496         147         214         227          176
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.91     $ 11.35          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,875           2          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.51     $ 11.28     $ 10.98          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,161          37           9          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 29.52     $ 29.51     $ 28.84     $ 27.54      $ 26.62
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,554         256         266         360          329
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.66     $ 11.07     $ 10.99     $ 11.51      $  9.65
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,053          23          18          18           18
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 17.99    $  16.98    $  17.90      $  17.42         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,687          96          88            19         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.86    $  10.76          --            --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          775         237          --            --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.32    $   6.33    $   5.61      $   5.21         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          498         473         215            12         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.51    $  11.95    $  10.44            --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          559         811         393            --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 26.83    $  19.12    $  14.12      $  10.76    $  8.81
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,820       4,088       4,095         3,531     27,090
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.17    $  13.37    $  12.39            --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          936         320         133            --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  8.29          --          --            --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,897          --          --            --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 67.76    $  61.57    $  59.29      $  55.46    $ 50.07
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          185         238         264           269        265
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.17    $  11.59    $  11.30      $  11.24    $ 10.96
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,376      10,117      11,139        12,384     12,153
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.11    $  12.18    $  11.72      $  11.09    $ 10.01
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,899       3,342       3,665         3,994      3,394
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 34.12    $  33.49    $  30.83      $  30.28    $ 28.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,358       3,901       4,366         4,900      4,511
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 18.96    $  17.07    $  13.79      $  12.09    $ 10.38
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,283       3,610       3,367         3,660      3,008
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.89    $  12.42    $  11.07      $  10.50    $  9.69
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,196       2,469       2,709         2,980      2,952
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.67    $   9.71    $   9.82      $   9.24    $  8.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,987       4,513       5,006         6,362      5,953
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.81    $  14.47    $  12.27      $  11.60    $ 10.26
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,869       5,608       6,137         6,199      5,210
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.18    $  11.01    $  10.17      $   9.50    $  8.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,331       6,249       7,050         8,108      7,657
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.87    $  14.03    $  12.38      $  11.67    $ 10.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,059       4,691       5,098         5,827      5,443
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.12    $   8.90    $   8.17      $   7.70         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          884         680         554            19         --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.72      $  6.15    $  6.56     $ 11.08       $  5.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           737           43         55          52            16
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 36.85      $ 52.44    $ 70.94     $ 82.86       $ 70.74
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           161          153        185         213           266
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.69           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,285           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.91           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           929           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 23.29      $ 24.29    $ 24.42     $ 27.13       $ 28.48
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           903          221        260         329           422
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.82           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           923           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.65           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,004           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.80           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,130           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.92           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,722           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.21           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,602           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.38           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,889           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


---------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 17.76     $ 19.94     $ 17.38      $ 16.80     $ 14.55
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,608       6,898       7,963        8,796       8,124
---------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.47     $ 10.68     $ 10.07      $  9.16     $  8.83
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,575       2,567       2,975        3,498       1,530
---------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.70      $ 12.57     $ 10.81     $ 9.23        $ 9.18
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,322          111          41         20            26
------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.67           --          --         --            --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           306           --          --         --            --
------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.25%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   15.35   $  14.64     $  12.58    $  11.79     $ 10.68
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         23,506     22,269       12,752       5,189         186
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   12.00   $  11.48     $  10.93    $  10.80     $ 10.32
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          5,888      5,079        3,564       1,608         153
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   12.65   $  12.14     $  11.31    $  11.09     $ 10.42
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         14,367     13,188        8,710       3,924          78
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.37   $  12.74     $  11.69    $  11.30     $ 10.52
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         69,894     68,613       49,852      22,917       1,082
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.74   $  14.03     $  12.41    $  11.78     $ 10.68
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        104,476     99,167       58,275      20,548         815
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.18   $  13.88     $  12.69    $  12.32     $ 10.94
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         10,999     12,334        9,642       5,278         307
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   10.93   $  10.36     $  10.17    $  10.17     $ 10.10
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,207      2,015        1,844       1,271         119
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   20.03   $  18.16     $  14.88    $  13.07     $ 11.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          9,113      8,352        5,355       1,996          93
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.91   $  12.36     $  12.58    $  11.08     $ 10.36
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,459      2,328        1,804         829          60
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.15   $  10.80     $  10.54    $  10.46     $ 10.21
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,076      4,096         3.152      1,612          84
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   16.55   $  14.37     $  13.35    $  12.12     $ 10.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,394      3,592        2,764       1,487         109
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.42   $  15.30     $  12.77    $  12.26     $ 10.95
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         19,821     13,336        9,974       5,206         329
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.10   $  11.38     $  10.36          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            720        562           76          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.29   $  11.07     $  11.05    $  10.41     $ 10.17
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,608      2,099        1,352         417          19
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.48   $  14.49     $  12.14    $  11.94     $ 10.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          7,283      7,573        6,492       4,028         189
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.73   $  18.13     $  14.61    $  13.34     $ 11.11
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          7,019      7,280        5,025       1,602          73
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.00    $  6.83      $  5.97    $  5.69          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,851      5,155        3,884        224          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.27    $ 11.99      $ 11.53    $ 10.74     $ 10.50
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           841        860          679        278          17
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.45    $ 11.96      $ 11.27    $ 10.86     $ 10.42
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,847      3,646        1,914        271          34
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.67    $ 13.62      $ 12.31    $ 11.75     $ 10.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        12,780      4,859        4,008      2,468         154
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.26    $ 11.09      $ 10.40         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,330      2,166          732         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.12    $ 10.85           --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,234        597           --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.24    $ 13.74      $ 12.09    $ 11.73     $ 10.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        11,374     11,573       10,047      5,582         374
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.75    $  9.96      $  9.75         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,927      1,258          100         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.34    $ 12.14      $ 11.61    $ 11.31     $ 10.70
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,119      1,943        1,920      1,379          85
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.04    $ 15.04      $ 13.66    $ 13.00     $ 11.35
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,656      9,034        6,968      3,775         306
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.51    $ 10.43           --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,438      1,560           --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.77    $ 10.83           --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           459        191           --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.52         --           --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,777         --           --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.89    $ 11.65      $ 10.51         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,654      1,305          475         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 30.24    $ 28.02      $ 23.87    $ 23.18          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,364      1,848        1,166         78          --
----------------------------------------------------------------------------------------------------------------------
 EQ International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 19.45    $ 17.09      $ 14.52    $ 12.55     $ 11.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,341      7,928        5,898      3,195         150
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.38    $ 14.28      $ 11.51         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,672      1,109          358         --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.09    $  10.89     $  10.60     $ 10.50     $ 10.21
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        13,997      13,554       10,991       4,339         252
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.31    $  14.67     $  12.34     $ 12.02     $ 10.98
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,615       1,576        1,298         769          63
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.10    $  13.74     $  12.32     $ 11.64     $ 10.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           965       1,098        1,065         679          51
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.91    $  13.06     $  12.27     $ 11.40     $ 10.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,842       1,399          992         530          22
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.43    $  11.23     $  10.64          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,132       2,181          386          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.67    $  10.06     $  10.01          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,086       1,819          753          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.54    $  12.28     $  10.61          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,737       1,836          757          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.85    $  11.76     $  10.57          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           928         841          415          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.30    $  12.39     $  11.16          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,081       3,813        1,971          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.35    $  13.64     $  12.63     $ 11.55     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        16,822      17,558       12,004       4,974         348
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.27    $  15.71     $  14.15     $ 12.87     $ 11.06
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,788       7,522        6,055       2,897         148
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.73    $  10.38     $  10.06     $  9.93     $  9.98
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,875       3,721        2,172       1,335         252
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   5.90    $   4.95     $   4.64     $  4.46          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,019       1,387        1,014         143          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.75    $  10.71           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,036       1,134           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.58    $  11.09           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           772         217           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.16    $  10.93           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           378         111           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.77    $  11.10           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           469         122           --          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.85    $  9.86      $  9.94          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,128      6,212        2,883          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.66    $ 10.25      $  9.99          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,111      1,130          333          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.46    $ 14.92      $ 12.84     $ 12.47     $ 10.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,740      3,972        2,861       1,702         121
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  17.81    $ 16.82      $ 17.74     $ 17.28          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,733        578          688          53          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.85    $ 10.76           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,332        950           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   6.30    $  6.30      $  5.59     $  5.19          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,181      2,323        1,420          96          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.50    $ 11.94      $ 10.44          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,546      4,735        2,313          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  34.95    $ 24.92      $ 18.41     $ 14.04     $ 11.50
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,239      6,367        4,108       1,431          64
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.15    $ 13.36      $ 12.38          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,890      2,067          742          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   8.29         --           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        10,172         --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.42    $ 13.11      $ 12.63     $ 11.82     $ 10.68
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           861      1,071          674         354          14
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.28    $ 10.75      $ 10.49     $ 10.44     $ 10.18
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,597      5,510        4,598       2,892         202
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.85    $ 12.87      $ 12.40     $ 11.74     $ 10.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,186      3,336        2,552       1,325          79
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.80    $ 12.57      $ 11.58     $ 11.38     $ 10.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,564      8,081        6,661       3,911         371
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  20.51    $ 18.47      $ 14.93     $ 13.09     $ 11.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,242      4,388        2,637       1,558          68
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.06    $ 13.56      $ 12.09     $ 11.47     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,045      1,032          794         424          26
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.71    $ 11.57      $ 11.70     $ 11.03     $ 10.47
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,651      2,678        2,153       1,580         113
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.97     $ 15.61      $ 13.24     $ 12.52     $ 11.08
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,381       4,449        3,350       1,540         106
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.89     $ 13.48      $ 12.45     $ 11.63     $ 10.54
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,916       3,239        2,543       1,570         142
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.86     $ 15.04      $ 13.27     $ 12.52     $ 11.01
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,709       2,904        2,263       1,454         126
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.08     $  8.87      $  8.15     $  7.67          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,708       3,735        1,820          59          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.36     $ 15.00      $ 13.08     $ 12.66     $ 10.95
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,198       8,534        6,948       3,850         232
----------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.54     $ 12.46      $ 11.76     $ 10.70     $ 10.32
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,424       2,251        1,745         969          57
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.50%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   15.19   $   14.52    $  12.51    $  11.75     $ 10.67
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         23,792      22,907      13,134       5,787         212
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.86   $   11.39    $  10.87    $  10.77     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          9,705       7,544       5,980       2,987         213
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   12.51   $   12.04    $  11.24    $  11.05     $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         20,000      19,344      14,424       6,175         444
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.22   $   12.63    $  11.62    $  11.26     $ 10.51
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         85,730      84,073      66,161      30,895       2,029
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.58   $   13.91    $  12.34    $  11.74     $ 10.67
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        111,034     104,098      66,976      23,331         995
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.02   $   13.76    $  12.62    $  12.28     $ 10.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         18,987      21,038      18,381      10,684         698
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   10.81   $   10.27    $  10.11    $  10.14     $ 10.10
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,139       3,263       2,914       2,082         216
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.81   $   18.00    $  14.80    $  13.03     $ 11.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         12,039      10,530       7,171       2,946         147
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.75   $   12.25    $  12.51    $  11.05     $ 10.35
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,186       3,308       2,395         987          80
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.03   $   10.71    $  10.47    $  10.42     $ 10.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          6,434       6,212       5,266       2,713         207
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   16.37   $   14.25    $  13.27    $  12.08     $ 10.76
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          5,401       5,108       3,772       2,272         157
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.27   $   15.18    $  12.69    $  12.22     $ 10.94
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         29,046      19,714      14,454       7,621         544
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.04   $   11.34    $  10.36          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            643         565         149          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.17   $   10.98    $  10.99    $  10.37     $ 10.16
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,083       3,527       2,846         958          32
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.32   $   14.37    $  12.06    $  11.90     $ 10.92
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         10,153      10,040       8,863       6,079         371
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.51   $   17.98    $  14.52    $  13.30     $ 11.10
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          9,808      10,173       7,184       2,381          55
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.84    $  6.70       $  5.86    $  5.61          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,418     10,601         7,594        538          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.13    $ 11.89       $ 11.47    $ 10.71     $ 10.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          748        778           570        333           6
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.32    $ 11.86       $ 11.21    $ 10.82     $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,097      2,829         1,697        464          83
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.53    $ 13.51       $ 12.24    $ 11.72     $ 10.72
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       11,133      4,660         4,062      2,784         143
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.18    $ 11.05       $ 10.39         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,432      2,907         1,183         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.08    $ 10.84            --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,531        815            --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.09    $ 13.63       $ 12.02    $ 11.69     $ 10.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       16,275     16,937        14,502      8,691         620
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.69    $  9.93       $  9.75         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,771      2,213           228         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.20    $ 12.04       $ 11.54    $ 11.27     $ 10.69
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,342      2,163         2,383      1,795         120
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.87    $ 14.92       $ 13.58    $ 12.96     $ 11.34
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       11,622     11,897         9,581      5,395         415
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.48    $ 10.42            --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,720      2,190            --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.73    $ 10.82            --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          511        327            --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.51         --            --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,859         --            --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.81    $ 11.60       $ 10.49         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,544      2,148           749         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 28.78    $ 26.74       $ 22.84    $ 22.23          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,742      2,995         2,015        190          --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.24    $ 16.95       $ 14.43    $ 12.51     $ 11.18
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,196      7,597         5,867      3,446         181
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.27    $ 14.22       $ 11.49         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,647      1,341           371         --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.96    $  10.80     $  10.53     $ 10.46     $ 10.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        18,138      17,343       13,723       6,436         460
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.15    $  14.55     $  12.27     $ 11.98     $ 10.97
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,712       1,785        1,359         815          68
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.94    $  13.63     $  12.25     $ 11.60     $ 10.57
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,258       1,278        1,164         742          69
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.75    $  12.95     $  12.20     $ 11.36     $ 10.24
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,292       2,120        1,605         800          49
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.37    $  11.19     $  10.64          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,207       3,427          614          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.60    $  10.02     $   9.99          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,861       2,606        1,556          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.46    $  12.22     $  10.59          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,178       2,458          807          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.77    $  11.71     $  10.55          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,237       1,013          534          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.22    $  12.33     $  11.14          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,635       4,143        2,560          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.19    $  13.52     $  12.56     $ 11.51     $ 10.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        21,594      22,005       14,932       7,104         642
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.10    $  15.58     $  14.06     $ 12.83     $ 11.05
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         9,736      10,619        8,875       4,167         314
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.62    $  10.29     $  10.00     $  9.89     $  9.97
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        10,650       9,565        6,802       5,781       1,312
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   5.77    $   4.85     $   4.56     $  4.39          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,353       2,170        1,829         144          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.72    $  10.70           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,106       1,152           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.54    $  11.09           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           979         270           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.13    $  10.93           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           516         144           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.73    $  11.09           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           681         155           --          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.78    $  9.81      $  9.92          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         9,876      8,347        4,644          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.59    $ 10.21      $  9.97          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,196        979          400          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.31    $ 14.80      $ 12.76     $ 12.43     $ 10.72
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,443      5,853        4,236       2,712         208
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.95    $ 16.05      $ 16.98     $ 16.58          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,969      1,017          847          92          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.81    $ 10.75           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,461      1,003           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   6.15    $  6.17      $  5.49     $  5.11          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,065      4,330        2,805         140          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.42    $ 11.89      $ 10.42          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,774      3,972        1,952          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  34.57    $ 24.71      $ 18.31     $ 14.00     $ 11.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        10,658     10,717        7,390       2,669         209
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.04    $ 13.30      $ 12.36          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,601      2,056          845          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   8.28         --           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        15,751         --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.26    $ 13.00      $ 12.55     $ 11.78     $ 10.67
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,381      1,606        1,049         658          70
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.16    $ 10.66      $ 10.43     $ 10.41     $ 10.17
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,539      8,806        7,189       4,559         446
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.70    $ 12.76      $ 12.32     $ 11.70     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,087      5,093        3,781       2,001         124
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.66    $ 12.46      $ 11.51     $ 11.34     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        12,794     13,219       11,372       6,690         712
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  20.28    $ 18.32      $ 14.84     $ 13.05     $ 11.24
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,567      6,780        4,388       2,692         191
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.91    $ 13.45      $ 12.02     $ 11.43     $ 10.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,897      1,702        1,464         886         108
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.57    $ 11.47      $ 11.64     $ 10.99     $ 10.46
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,887      3,872        3,154       1,909         136
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.80    $  15.48      $ 13.17     $ 12.48     $ 11.07
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        6,644       6,667        4,853       2,322         116
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.73    $  13.36      $ 12.38     $ 11.59     $ 10.53
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,518       4,590        3,750       2,441         274
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.70    $  14.91      $ 13.19     $ 12.48     $ 11.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,244       4,683        3,833       2,655         288
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  8.87    $   8.69      $  8.00     $  7.56          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        6,997       5,187        2,774          91          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.21    $  14.88      $ 13.01     $ 12.61     $ 10.94
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,631      11,213        9,487       5,755         337
----------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.38    $  12.35      $ 11.69     $ 10.66     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,318       4,306        3,246       1,826         104
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   15.09   $   14.45    $  12.46    $  11.72     $ 10.66
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         64,596      32,813      12,508       4,674         195
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.79   $   11.33    $  10.83    $  10.75     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         10,068       5,935       3,738       1,736         116
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   12.43   $   11.98    $  11.20    $  11.03     $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         23,580      16,150       9,271       3,928         215
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.13   $   12.57    $  11.58    $  11.24     $ 10.51
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        117,390      83,885      52,197      21,440         970
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.48   $   13.84    $  12.29    $  11.72     $ 10.67
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        240,939     152,231      69,680      21,528         560
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.93   $   13.69    $  12.58    $  12.26     $ 10.92
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          7,057       7,207       5,402       2,957         158
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   10.74   $   10.22    $  10.07    $  10.12     $ 10.09
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,177       1,691       1,398         905          69
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.68   $   17.91    $  14.74    $  13.00     $ 11.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         12,529       7,675       3,716       1,270          66
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.66   $   12.19    $  12.46    $  11.02     $ 10.34
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,311       2,506       1,386         595          44
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   10.96   $   10.66    $  10.44    $  10.40     $ 10.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,138       3,340       2,303       1,119          95
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   16.27   $   14.18    $  13.22    $  12.06     $ 10.75
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,846       2,926       1,783         913          81
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.17   $   15.10    $  12.65    $  12.20     $ 10.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         19,894      14,100       9,522       5,080         310
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.00   $   11.32    $  10.35          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,556         907         118          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.10   $   10.92    $  10.95    $  10.35     $ 10.16
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,847       3,611       2,568         878          43
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.23   $   14.30    $  12.02    $  11.87     $ 10.92
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          7,001       5,785       4,888       3,020         210
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.38   $   17.89    $  14.47    $  13.27     $ 11.09
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          9,184       7,223       4,026       1,161          30
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.74   $  6.61        $  5.80   $  5.55          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,771     4,814          3,177       208          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.04   $ 11.83        $ 11.43   $ 10.68     $ 10.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          982       894            571       194           5
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.24   $ 11.80        $ 11.17   $ 10.80     $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,279     6,225          2,419       273          15
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.44   $ 13.44        $ 12.20   $ 11.69     $ 10.72
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       17,200     6,674          4,879     2,900          86
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.14   $ 11.02        $ 10.38        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,709     1,957            563        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.06   $ 10.84             --        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,823     1,788             --        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.00   $ 13.56        $ 11.98   $ 11.67     $ 10.76
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       11,756     9,866          7,495     4,181         204
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.65   $  9.91        $  9.74        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,959     2,013            172        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.11   $ 11.98        $ 11.50   $ 11.25     $ 10.69
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,691     1,979          1,528     1,146         126
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.77   $ 14.84        $ 13.53   $ 12.93     $ 11.33
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       10,337     8,706          5,920     3,260         291
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.46   $ 10.42             --        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       19,931     3,992             --        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.71   $ 10.81             --        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,069       384             --        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.50        --             --        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       36,003        --             --        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.77   $ 11.57        $ 10.48        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,502     1,759            442        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 27.94   $ 26.00        $ 22.24   $ 21.68          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,011     1,796            802        76          --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.11   $ 16.87        $ 14.38   $ 12.48     $ 11.17
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       12,092    11,624          7,243     3,564         178
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.21   $ 14.18        $ 11.48        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,860     1,674            373        --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.89    $  10.74     $  10.50     $ 10.44     $ 10.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        14,134      11,680        7,995       3,501         284
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.06    $  14.47     $  12.22     $ 11.96     $ 10.97
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,094       1,769        1,018         473          42
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.85    $  13.56     $  12.21     $ 11.58     $ 10.57
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,364       1,455        1,271         643          69
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.66    $  12.89     $  12.16     $ 11.34     $ 10.24
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,960       1,215          705         369          29
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.34    $  11.17     $  10.63          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,005       5,957          563          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.55    $   9.99     $   9.98          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,635         878          743          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.41    $  12.19     $  10.58          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,773       3,163          874          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.71    $  11.68     $  10.54          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,698       1,248          527          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.17    $  12.30     $  11.13          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,885       5,585        2,163          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.09    $  13.45     $  12.51     $ 11.49     $ 10.57
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        25,093      20,022       11,881       5,249         435
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.00    $  15.51     $  14.02     $ 12.80     $ 11.04
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,668       6,490        4,526       2,213         149
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.55    $  10.24     $   9.97     $  9.87     $  9.96
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,854       4,632        2,041       1,005          42
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   5.69    $   4.79     $   4.51     $  4.35          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,503       1,430          883          38          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.70    $  10.70           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        12,811       2,470           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.52    $  11.08           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,779         367           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.11    $  10.92           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           743         133           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.71    $  11.09           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,662         182           --          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.73   $  9.79       $  9.91          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        14,527     8,303         3,300          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.55   $ 10.18       $  9.96          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,217     1,594           402          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.21   $ 14.72       $ 12.72     $ 12.40     $ 10.71
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,773     4,061         2,210       1,215          79
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.46   $ 15.61       $ 16.53     $ 16.17          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,120       907           526          22          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.79   $ 10.75            --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        10,518     2,001            --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   6.07   $  6.10       $  5.43     $  5.07          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,079     2,346           952          71          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.38   $ 11.86       $ 10.41          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         9,921     7,856         2,852          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  34.34   $ 24.59       $ 18.24     $ 13.97     $ 11.48
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,306     6,050         3,408       1,047          46
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.97   $ 13.27       $ 12.35          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,059     2,350           533          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   8.27        --            --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        11,901        --            --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.17   $ 12.93       $ 12.51     $ 11.75     $ 10.66
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,191       976           442         210          15
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.08   $ 10.61       $ 10.39     $ 10.38     $ 10.16
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,566     5,315         4,566       2,210         301
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.61   $ 12.70       $ 12.28     $ 11.67     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,083     3,143         1,765         716          86
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.58   $ 12.40       $ 11.47     $ 11.32     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,716     6,956         5,292       3,135         282
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  20.15   $ 18.23       $ 14.79     $ 13.02     $ 11.23
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,136     5,220         2,536       1,127          65
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.82   $ 13.38       $ 11.98     $ 11.41     $ 10.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,624     1,487         1,016         456          20
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.49   $ 11.42       $ 11.59     $ 10.97     $ 10.45
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,875     3,137         2,204       1,141          59
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.69     $ 15.40      $ 13.12     $ 12.46     $ 11.07
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        6,335       5,165        3,109       1,455          59
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.63     $ 13.30      $ 12.33     $ 11.57     $ 10.53
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,883       3,570        2,515       1,381          97
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.60     $ 14.83      $ 13.15     $ 12.45     $ 10.99
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,025       3,627        2,566       1,506         103
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  8.75     $  8.58      $  7.91     $  7.49          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        6,231       3,530        1,416          31          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.12     $ 14.80      $ 12.96     $ 12.59     $ 10.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,224       7,719        5,307       2,979         191
----------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.29     $ 12.29      $ 11.65     $ 10.64     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,743       2,164        1,431         675          35
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007


------------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                              2007        2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.05    $  14.43   $  12.45    $  11.72    $  10.66          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           8         10          13          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,377       3,084      1,519         656          32          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.76    $  11.31   $  10.82    $  10.74    $  10.30          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           5          6           5          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,454       1,800      1,000         281           1          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.40    $  11.96   $  11.19    $  11.02    $  10.41          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12          13         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,753       3,022      2,176         414          84          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 48.27    $  46.21   $  42.61    $  41.36    $  38.70    $  33.05
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          32         33           8           9          13
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,098       2,325      1,725         893         383          86
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.45    $  13.82   $  12.28    $  11.71    $  10.66          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7          --          4          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      23,506      14,705      6,917       2,788          46          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $243.48    $ 239.38   $ 219.99    $ 214.55    $ 191.26    $ 130.09
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           3          3           3           4           6
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          65          73         73          64          29           9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.82    $  17.92   $  17.67    $  17.76    $  17.72    $  17.65
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          29         39          67          84         146
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         404         376        481         416         458         259
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.41    $  17.67   $  14.55    $  12.84    $  11.05    $   8.32
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           9         10          13          20          20
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,236       1,508      1,037         649         530         142
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.62    $   6.80   $   6.96    $   6.16    $   5.78    $   4.77
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9          14         17          17          24          22
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,050       1,042      1,055         981         856         341
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.06    $  15.63   $  15.31    $  15.27    $  14.97    $  14.71
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11         14          17          14          17
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         626         590        573         555         512         198
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.14    $  17.56   $  16.39    $  14.95    $  13.34    $   9.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          18         18          20          25          28
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         443         462        372         312         478         121
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.31    $  17.38   $  14.57    $  14.06    $  12.60    $   9.96
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          62          21         35          49          54          60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,123       2,507      2,363       2,169       1,481         530
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                              2007        2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.99    $  11.31   $ 10.35          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         227         123        40          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.24    $  23.37   $ 19.66     $ 19.43     $ 17.87     $ 13.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          14        19          21          25          32
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         842         856       849         802         502         184
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.97    $  22.13   $ 17.91     $ 16.44     $ 13.75     $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3         3           3           6           4
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,136        1052       782         522         441         161
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.71    $   6.59   $  5.78     $  5.54          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           1        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         571         504       326          15          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71    $   8.81   $  8.51     $  7.96     $  7.82     $  6.22
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           2         2           1           1          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         373         353       314         204         249          42
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.14    $  12.67   $ 12.00     $ 11.62     $ 11.20     $  9.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,289        1484       351         160         164          40
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.71    $  12.72   $ 11.55     $ 11.08     $ 10.16     $  7.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --        --           1          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,063       1,393     1,585       1,200         776         200
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12    $  11.01   $ 10.37          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         180         225        81          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.05       10.84        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,189         216        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.54    $  28.64   $ 25.31     $ 24.66     $ 22.76     $ 18.11
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           9        12          13          16          10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,547          64     1,604       1,386       1,074         399
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64    $   9.90   $  9.74          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1         1          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         476         185         8          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49    $   8.67   $  8.33     $  8.15     $  7.75     $  5.70
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --        --           1           2           4
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         249         215       280         377         218          32
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.35    $  12.57   $ 11.47     $ 10.97     $  9.62     $  6.81
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          31        35          38          41          39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,166       1,890     1,556       1,391         883         285
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                                 2007        2006        2005        2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.45     $ 10.42          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,574         368          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71     $ 10.81          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         421          38          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,805          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.75     $ 11.56     $ 10.48          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         337         193          77          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.67     $ 25.76     $ 22.05     $ 21.50         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           1           1          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         618         233          79           9         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.01     $ 14.13     $ 12.06     $ 10.47    $  9.38    $  7.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,289       3,208       2,337       1,926      1,026        282
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.18     $ 14.17     $ 11.47          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         665         269          56          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.07     $ 13.88     $ 13.57     $ 13.50    $ 13.20    $ 12.99
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13           8          12           8          7          9
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,473       1,477       1,527       1,343      1,175        441
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.08     $ 15.53     $ 13.12     $ 12.84    $ 11.78    $  9.45
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2          11          11         16         13
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         288         351         347         370        307        128
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.50     $ 10.28     $  9.26     $  8.79    $  8.03    $  6.69
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         458         510         603         610        598        229
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.57     $ 14.58     $ 13.76     $ 12.84    $ 11.60    $  9.12
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           2          5          7
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         192         184         149         93         38
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.32     $ 11.17     $ 10.63          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           4          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         809         532         144          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54     $  9.98     $  9.98          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         248         135         173          --         --         --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                                 2007        2006        2005        2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.39     $ 12.18     $ 10.57          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         369         308          83          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.70     $ 11.67     $ 10.54          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         442         196          84          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.15     $ 12.29     $ 11.12          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --           1          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         888         591         290          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.08     $ 16.13     $ 15.01     $ 13.79     $ 12.69    $  9.85
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          11           8          11          16          8
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,346       2,714       2,354       1,938       1,510        386
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.40     $ 16.96     $ 15.34     $ 14.02     $ 12.10    $  9.24
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          16          19          26          31         36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,069       1,156       1,107       1,007         636        237
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.65     $ 26.86     $ 26.15     $ 25.92     $ 26.17    $ 26.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21          22           8          15          37         57
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,051        1102         845         349         434        630
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.66     $  4.77     $  4.49     $  4.34          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         657          83          72          22          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.69     $ 10.70          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,727         258          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.51     $ 11.08          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         674          83          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.10     $ 10.92          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         154          20          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.70     $ 11.09          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         277          19          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.72     $  9.78     $  9.91          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13           3          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,235         730         286          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.53     $ 10.17     $  9.96          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           2          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         262         202          60          --          --         --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                                 2007        2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.02     $ 16.60     $ 14.35     $ 14.00     $ 12.10    $  8.44
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3           5          11          10          8
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         713         744         596         575         449        122
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.30     $ 15.46     $ 16.39     $ 16.03          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         401          47          41           6          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.78     $ 10.75          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         853         178          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.04     $  6.07     $  5.41     $  5.05          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          89         104          69          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.36     $ 11.85     $ 10.40          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         539         602         296          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.45     $ 18.23     $ 13.53     $ 10.37     $  8.53    $  5.56
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1          --           6          6
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,726        1239         755         609         457         69
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.95     $ 13.26     $ 12.34          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         782         297         179          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 60.62     $ 55.37     $ 53.59     $ 50.38     $ 45.72    $ 33.82
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           2           2           2           2          2
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          56          47          25          28          10          4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.80     $ 11.30     $ 11.08     $ 11.07     $ 10.84    $ 10.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           6           8          11          19         23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,494       2,030       1,611       1,424       1,202        628
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.72     $ 11.87     $ 11.49     $ 10.93     $  9.91    $  7.87
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          10          11          10          11          7
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         390         400         338         284         143         57
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.68     $ 30.26     $ 28.00     $ 27.64     $ 25.87    $ 21.48
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11          13          14          20         21
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         526         758         755         771         557        125
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                                 2007        2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.39     $ 16.64     $ 13.51     $ 11.90     $ 10.27    $  7.78
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           1           1         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,047       1,030         783         806         360        135
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.50     $ 12.11     $ 10.85     $ 10.34     $  9.59    $  7.61
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           3           3          3
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         473         453         353         272         238        104
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35     $  9.47     $  9.62     $  9.10     $  8.68    $  6.76
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          23          23          26          27          27         21
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         881       1,014         980         876         792        408
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.37     $ 14.10     $ 12.02     $ 11.42     $ 10.15    $  7.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          41          41          44          45          45         36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,210       1,363       1,238       1,242         726        316
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.81     $ 10.74     $  9.96     $  9.35     $  8.52    $  6.18
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           4           6           8          8
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         934       1,035       1,075       1,055         731        292
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.46     $ 13.68     $ 12.13     $ 11.49     $ 10.15    $  7.34
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          27          27          29          30         23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         805       1,010         876       1,011         560        206
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.71     $  8.54     $  7.89     $  7.46          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         788         475         242          59          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.88     $ 19.05     $ 16.69     $ 16.22     $ 14.09    $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           6           5           5           7          8
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         748       1,201         991         884         641        270
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.10     $ 10.41     $  9.87     $  9.02     $  8.74    $  5.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          15          15          14         10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         597         350         311         306          98         14
------------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.80%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.54    $  12.99      $  11.22    $  10.57          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            4           3             4          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.19    $  10.77      $  10.31    $  10.25          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            7          12            13           6          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.61    $  11.21      $  10.50    $  10.35          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1             1           1          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 47.21    $  45.24      $  41.76    $  40.57    $  38.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           36          21            28          35          25
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.03    $  12.48      $  11.09    $  10.59          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           41          32            21           1          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $235.69    $ 231.96      $ 213.39    $ 208.33    $ 185.90
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2           4             4           5           5
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 18.50    $  17.63      $  17.41    $  17.51    $  17.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3           5             7          12          18
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.16    $  17.46      $  14.39    $  12.71    $  10.96
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           46          37            27          26          30
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  7.55    $   6.75      $   6.91    $   6.12    $   5.75
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          108         166           205         339         370
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.83    $  15.42      $  15.12    $  15.10    $  14.82
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3           6             9          12          12
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.92    $  17.39      $  16.24    $  14.83    $  13.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           15          24            27          44          48
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.14    $  17.23      $  14.45    $  13.96    $  12.53
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          171         124           149         235         245
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.97    $  11.30      $  10.35          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --            --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 22.99    $  23.14      $  19.49    $  19.27    $  17.75
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           26          51            56          59          66
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 23.71    $  21.91      $  17.75    $  16.31    $  13.65
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           71          64            61          68          63
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.65    $   6.53      $   5.74    $   5.50          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3           6             3          --          --
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                               2002        2001
--------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------
  Unit value                                                $  32.48   $   7.90
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             24          7
--------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------
  Unit value                                                $ 126.58   $ 193.35
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                              6          1
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------
  Unit value                                                $  17.44         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             11         --
--------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------
  Unit value                                                $   8.25         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                              6         --
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                $   4.76   $   7.03
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            390         81
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------
  Unit value                                                $  14.58         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             15         --
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                $   9.57   $  13.98
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             60          6
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------
  Unit value                                                $   9.91   $  11.68
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            252         46
--------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------
  Unit value                                                $  13.78   $  16.84
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             67         20
--------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------
  Unit value                                                $  10.86   $  13.26
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             61          9
--------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 9.63     $  8.74     $  8.46      $  7.92    $  7.79
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           2           3            2          3
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $13.00     $ 12.55     $ 11.90      $ 11.52    $ 11.12
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            9          11          11           14         16
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $12.60     $ 12.62     $ 11.47      $ 11.02    $ 10.11
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          116          74          82           82         79
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $11.09     $ 10.99     $ 10.37           --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       --           1          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $11.04     $ 10.83          --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $29.13     $ 28.27     $ 25.01      $ 24.39    $ 22.53
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          130         223         249          270        285
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $10.62     $  9.89     $  9.74           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --           4           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 9.40     $  8.60     $  8.27      $  8.10    $  7.71
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1           6            8          9
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $13.25     $ 12.49     $ 11.41      $ 10.92    $  9.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           33          65          89          127        146
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $10.44     $ 10.41          --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           15          10          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 9.70     $ 10.81          --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 9.49          --          --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $11.72     $ 11.54     $ 10.47           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $27.13     $ 25.28     $ 21.66      $ 21.14         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $15.87     $ 14.02     $ 11.97      $ 10.41    $  9.33
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           29          43          54           70         47
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $16.14     $ 14.14     $ 11.46           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            6           3          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $13.92     $ 13.75     $ 13.46      $ 13.41    $ 13.12
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          130         187         207          242        276
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                               2002        2001
--------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------
  Unit value                                               $  6.20     $  8.58
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3          --
--------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------
  Unit value                                               $  9.14     $ 12.63
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           20          11
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------
  Unit value                                               $  7.83     $ 10.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           92          18
--------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       --          --
--------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------
  Unit value                                               $ 17.95     $ 23.56
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          297          57
--------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------
  Unit value                                               $  5.68     $  7.61
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5           1
--------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------
  Unit value                                               $  6.80     $  8.49
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          130          35
--------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------
  Unit value                                               $  7.16     $  8.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           41          10
--------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------
  Unit value                                               $ 12.92     $ 12.00
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          275          78
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                            2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.91     $ 15.37    $ 13.01     $ 12.74     $ 11.70
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           59          78         93         108         120
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.40     $ 10.20    $  9.20     $  8.74     $  7.99
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           39          56         76          94         111
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.39     $ 14.44    $ 13.64     $ 12.74     $ 11.52
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            8           9         10          14          20
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.30     $ 11.15    $ 10.63          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.51     $  9.97    $  9.97          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.36     $ 12.16    $ 10.57          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.66     $ 11.65    $ 10.53          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1          4          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.12     $ 12.27    $ 11.11          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1          2          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 17.96     $ 16.04    $ 14.94     $ 13.74     $ 12.66
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           53          63         73          66          55
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.23     $ 16.79    $ 15.20     $ 13.91     $ 12.02
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           36          61         73          99         120
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 26.91     $ 26.18    $ 25.51     $ 25.31     $ 25.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           73          24         22          28          36
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  5.61     $  4.73    $  4.46     $  4.31          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.67     $ 10.69         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            6           9         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.50     $ 11.08         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.08     $ 10.92         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            6          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.69     $ 11.08         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.69     $  9.76    $  9.90          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1          4          --          --
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                             2002        2001
--------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------
  Unit value                                               $  9.40     $ 11.82
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          122          32
--------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------
  Unit value                                               $  6.66     $  8.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          108          33
--------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
  Unit value                                               $  9.07     $ 14.07
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           20          --
--------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --
--------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------
  Unit value                                               $  9.83     $ 11.32
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           41           1
--------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
  Unit value                                               $  9.18     $ 10.96
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          127          31
--------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------
  Unit value                                               $ 25.90     $ 26.05
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           75          82
--------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                            2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.50     $ 10.16    $  9.95          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           3          1          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.86     $ 16.45    $ 14.23     $ 13.90     $ 12.03
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           13          18         18          40          41
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.98     $ 15.18    $ 16.10     $ 15.77          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           12          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.77     $ 10.74         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5          10         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  5.98     $  6.02    $  5.37     $  5.02          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           3         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.33     $ 11.83    $ 10.40          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2           2          2          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 25.19     $ 18.06    $ 13.42     $ 10.29     $  8.47
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           19          24         34          32          20
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.91     $ 13.24    $ 12.34          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 59.28     $ 54.20    $ 52.51     $ 49.42     $ 44.89
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1          1           1           1
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.73     $ 11.24    $ 11.03     $ 11.04     $ 10.82
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           63         100         98         139         146
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.64     $ 11.81    $ 11.44     $ 10.89     $  9.89
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            9          20         21          38          32
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 30.03     $ 29.65    $ 27.46     $ 27.14     $ 25.43
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           19          25         35          73          57
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 18.28     $ 16.56    $ 13.46     $ 11.87     $ 10.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           10          22         20          23           7
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.43     $ 12.05    $ 10.81     $ 10.31     $  9.57
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           13          20         28          33          28
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.29     $  9.42    $  9.58     $  9.08     $  8.66
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           49          61         74          96          83
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.28     $ 14.03    $ 11.98     $ 11.39     $ 10.13
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           45          61         73          84          81
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.74     $ 10.68    $  9.92     $  9.32     $  8.50
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           17          21         36          38          28
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                             2002        2001
--------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------
  Unit value                                               $  8.40     $ 10.81
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           37          10
--------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --
--------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
  Unit value                                               $  5.53     $  5.99
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           17           1
--------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------
  Unit value                                               $ 33.24     $ 47.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1
--------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------
  Unit value                                               $ 10.62          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          211          --
--------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------
  Unit value                                               $  7.86          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           20          --
--------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------
  Unit value                                               $ 21.13     $ 22.17
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           49          --
--------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------
  Unit value                                               $  7.77          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            8          --
--------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------
  Unit value                                               $  7.61          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           30          --
--------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                               $  6.76          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           60          --
--------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------
  Unit value                                               $  7.87          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           71          --
--------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------
  Unit value                                               $  6.17          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           23          --
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                            2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.37     $ 13.61    $ 12.08     $ 11.46     $ 10.13
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           16          30         44          51          42
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  8.63     $  8.47    $  7.83     $  7.42          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            0          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.71     $ 18.88    $ 16.55     $ 16.10     $ 14.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           60          77         90         127         144
----------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.02     $ 10.36    $  9.83     $  9.00     $  8.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           16          21         25          35           5
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                             2002        2001
--------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                               $  7.34          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           35          --
--------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --
--------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                               $ 10.38     $ 12.27
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          158          27
--------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------
  Unit value                                               $  5.64          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5          --
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
    Statements of Assets and Liabilities, December 31, 2007.............   FSA-3
    Statements of Operations for the Year Ended December 31, 2007.......  FSA-24
    Statements of Changes in Net Assets for the Years Ended
       December 31, 2007 and 2006.......................................  FSA-36
    Notes to Financial Statements.......................................  FSA-54


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2007 and 2006.............     F-4
    Consolidated Statements of Earnings, Years Ended December 31,
       2007, 2006 and 2005..............................................     F-5
    Consolidated Statements of Shareholder's Equity and Comprehensive
       Income, Years Ended December 31, 2007, 2006 and 2005.............     F-6
    Consolidated Statements of Cash Flows, Years Ended December 31,
       2007, 2006 and 2005..............................................     F-7
    Notes to Consolidated Financial Statements..........................     F-9


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


                                                            AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                              Allocation       Allocation            Allocation
                                                            --------------  ----------------   ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $24,480,482       $18,546,900          $27,426,261
Receivable for The Trusts shares sold ....................            --           190,306               15,921
Receivable for policy-related transactions ...............       113,374                --                   --
                                                             -----------       -----------          -----------
  Total assets ...........................................    24,593,856        18,737,206           27,442,182
                                                             -----------       -----------          -----------
Liabilities:
Payable for The Trusts shares purchased ..................       113,373                --                   --
Payable for policy-related transactions ..................            --           190,306               15,921
                                                             -----------       -----------          -----------
  Total liabilities ......................................       113,373           190,306               15,921
                                                             -----------       -----------          -----------
Net Assets ...............................................   $24,480,483       $18,546,900          $27,426,261
                                                             ===========       ===========          ===========
Net Assets:
Accumulation Units .......................................    24,463,995        18,538,070           27,419,026
Retained by AXA Equitable in Separate Account No. 45 .....        16,488             8,830                7,235
                                                             -----------       -----------          -----------
Total net assets .........................................   $24,480,483       $18,546,900          $27,426,261
                                                             ===========       ===========          ===========
Investments in shares of The Trusts, at cost .............   $24,732,314       $18,880,679          $27,662,744
The Trusts shares held ...................................
 Class A .................................................            --                --                   --
 Class B .................................................     1,667,506         1,701,079            2,365,887



                                                             AXA Moderate   AXA Moderate-Plus    EQ/AllianceBernstein
                                                              Allocation        Allocation           Common Stock
                                                             ------------   -----------------    --------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $344,798,805      $127,567,594          $412,628,914
Receivable for The Trusts shares sold ....................        272,116            76,361               218,990
Receivable for policy-related transactions ...............             --                --                    --
                                                             ------------      ------------          ------------
  Total assets ...........................................    345,070,921       127,643,955           412,847,904
                                                             ------------      ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ..................             --                --                    --
Payable for policy-related transactions ..................        272,116            76,360               218,990
                                                             ------------      ------------          ------------
  Total liabilities ......................................        272,116            76,360               218,990
                                                             ------------      ------------          ------------
Net Assets ...............................................   $344,798,805      $127,567,595          $412,628,914
                                                             ============      ============          ============
Net Assets:
Accumulation Units .......................................    339,894,699       127,560,441           412,285,948
Retained by AXA Equitable in Separate Account No. 45 .....      4,904,106             7,154               342,966
                                                             ------------      ------------          ------------
Total net assets .........................................   $344,798,805      $127,567,595          $412,628,914
                                                             ============      ============          ============
Investments in shares of The Trusts, at cost .............   $294,464,079      $126,277,581          $410,850,111
The Trusts shares held ...................................
 Class A .................................................      2,125,046                --             3,010,489
 Class B .................................................     18,138,007         9,145,336            17,444,253

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                             EQ/AllianceBernstein
                                                                 Intermediate       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Government Securities       International        Large Cap Growth
                                                            ---------------------   --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value ........       $94,380,995            $181,898,116            $71,208,621
Receivable for The Trusts shares sold ....................           127,149                 113,288                 40,574
Receivable for policy-related transactions ...............                --                      --                     --
                                                                 -----------            ------------            -----------
  Total assets ...........................................        94,508,144             182,011,404             71,249,195
                                                                 -----------            ------------            -----------
Liabilities:
Payable for The Trusts shares purchased ..................                --                      --                     --
Payable for policy-related transactions ..................           127,148                 113,288                 40,574
                                                                 -----------            ------------            -----------
  Total liabilities ......................................           127,148                 113,288                 40,574
                                                                 -----------            ------------            -----------
Net Assets ...............................................       $94,380,996            $181,898,116            $71,208,621
                                                                 ===========            ============            ===========
Net Assets:
Accumulation Units .......................................        94,364,990             181,571,130             71,185,435
Retained by AXA Equitable in Separate Account No. 45 .....            16,006                 326,986                 23,186
                                                                 -----------            ------------            -----------
Total net assets .........................................       $94,380,996            $181,898,116            $71,208,621
                                                                 ===========            ============            ===========
Investments in shares of The Trusts, at cost .............       $95,661,457            $119,666,758            $66,659,687
The Trusts shares held ...................................
 Class A .................................................           438,887               1,447,118                     --
 Class B .................................................         9,154,896              11,293,549              8,131,714



                                                             EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                 Quality Bond         Small Cap Growth            Value
                                                             --------------------   --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value ........        $17,424,665            $93,205,152           $425,329,602
Receivable for The Trusts shares sold ....................             31,201                122,371                269,625
Receivable for policy-related transactions ...............                 --                     --                     --
                                                                  -----------            -----------           ------------
  Total assets ...........................................         17,455,866             93,327,523            425,599,227
                                                                  -----------            -----------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................                 --                     --                     --
Payable for policy-related transactions ..................             31,201                122,371                269,625
                                                                  -----------            -----------           ------------
  Total liabilities ......................................             31,201                122,371                269,625
                                                                  -----------            -----------           ------------
Net Assets ...............................................        $17,424,665            $93,205,152           $425,329,602
                                                                  ===========            ===========           ============
Net Assets:
Accumulation Units .......................................         17,419,472             93,130,095            424,733,555
Retained by AXA Equitable in Separate Account No. 45 .....              5,193                 75,057                596,047
                                                                  -----------            -----------           ------------
Total net assets .........................................        $17,424,665            $93,205,152           $425,329,602
                                                                  ===========            ===========           ============
Investments in shares of The Trusts, at cost .............        $17,858,936            $81,622,217           $425,449,838
The Trusts shares held ...................................
 Class A .................................................                 --                209,176              2,600,052
 Class B .................................................          1,762,257              5,664,588             27,231,005

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Ariel         EQ/BlackRock           EQ/BlackRock
                                                            Appreciation ll   Basic Value Equity    International Value
                                                            ---------------   ------------------    -------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,109,087        $124,064,424           $80,974,872
Receivable for The Trusts shares sold ....................            186             180,280                10,915
Receivable for policy-related transactions ...............             --                  --                    --
                                                               ----------        ------------           -----------
  Total assets ...........................................      1,109,273         124,244,704            80,985,787
                                                               ----------        ------------           -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --                  --                    --
Payable for policy-related transactions ..................            186             180,280                10,915
                                                               ----------        ------------           -----------
  Total liabilities ......................................            186             180,280                10,915
                                                               ----------        ------------           -----------
Net Assets ...............................................     $1,109,087        $124,064,424           $80,974,872
                                                               ==========        ============           ===========
Net Assets:
Accumulation Units .......................................      1,108,445         123,863,301            80,889,253
Retained by AXA Equitable in Separate Account No. 45 .....            642             201,123                85,619
                                                               ----------        ------------           -----------
Total net assets .........................................     $1,109,087        $124,064,424           $80,974,872
                                                               ==========        ============           ===========
Investments in shares of The Trusts, at cost .............     $1,173,833        $112,043,097           $68,606,717
The Trusts shares held ...................................
 Class A .................................................             --                  --                    --
 Class B .................................................        101,282           7,901,976             5,020,010



                                                              EQ/Boston Advisors   EQ/Calvert Socially      EQ/Capital
                                                                 Equity Income         Responsible        Guardian Growth
                                                              ------------------   -------------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value ........        $11,859,998           $1,110,890          $9,138,118
Receivable for The Trusts shares sold ....................              1,976                  218                  --
Receivable for policy-related transactions ...............                 --                   --               1,417
                                                                  -----------           ----------          ----------
  Total assets ...........................................         11,861,974            1,111,108           9,139,535
                                                                  -----------           ----------          ----------
Liabilities:
Payable for The Trusts shares purchased ..................                 --                   --               1,417
Payable for policy-related transactions ..................              1,976                  218                  --
                                                                  -----------           ----------          ----------
  Total liabilities ......................................              1,976                  218               1,417
                                                                  -----------           ----------          ----------
Net Assets ...............................................        $11,859,998           $1,110,890          $9,138,118
                                                                  ===========           ==========          ==========
Net Assets:
Accumulation Units .......................................         11,852,381            1,097,361           9,122,700
Retained by AXA Equitable in Separate Account No. 45 .....              7,617               13,529              15,418
                                                                  -----------           ----------          ----------
Total net assets .........................................        $11,859,998           $1,110,890          $9,138,118
                                                                  ===========           ==========          ==========
Investments in shares of The Trusts, at cost .............        $12,123,374           $1,056,159          $9,218,455
The Trusts shares held ...................................
 Class A .................................................                 --                   --                  --
 Class B .................................................          1,806,877              122,056             618,394

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Capital      EQ/Caywood-Scholl    EQ/Davis New
                                                            Guardian Research    High Yield Bond     York Venture
                                                            -----------------   -----------------    ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $78,363,658          $6,282,644        $5,853,444
Receivable for The Trusts shares sold ....................          45,046                 770               724
Receivable for policy-related transactions ...............              --                  --                --
                                                               -----------          ----------        ----------
  Total assets ...........................................      78,408,704           6,283,414         5,854,168
                                                               -----------          ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --                  --                --
Payable for policy-related transactions ..................          45,046                 770               608
                                                               -----------          ----------        ----------
  Total liabilities ......................................          45,046                 770               608
                                                               -----------          ----------        ----------
Net Assets ...............................................     $78,363,658          $6,282,644        $5,853,560
                                                               ===========          ==========        ==========
Net Assets:
Accumulation Units .......................................      77,899,798           6,280,367         5,853,560
Retained by AXA Equitable in Separate Account No. 45 .....         463,860               2,277                --
                                                               -----------          ----------        ----------
Total net assets .........................................     $78,363,658          $6,282,644        $5,853,560
                                                               ===========          ==========        ==========
Investments in shares of The Trusts, at cost .............     $64,270,405          $6,661,603        $5,863,593
The Trusts shares held ...................................
 Class A .................................................              --                  --                --
 Class B .................................................       5,645,245           1,409,829           526,008



                                                                 EQ/Equity        EQ/Evergreen      EQ/Evergreen
                                                                 500 Index     International Bond       Omega
                                                               -------------   ------------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $117,436,567        $10,635,677       $9,066,759
Receivable for The Trusts shares sold ....................           77,574              1,154            1,314
Receivable for policy-related transactions ...............               --                 --               --
                                                               ------------        -----------       ----------
  Total assets ...........................................      117,514,141         10,636,831        9,068,073
                                                               ------------        -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................               --                 --               --
Payable for policy-related transactions ..................           77,574              1,154            1,314
                                                               ------------        -----------       ----------
  Total liabilities ......................................           77,574              1,154            1,314
                                                               ------------        -----------       ----------
Net Assets ...............................................     $117,436,567        $10,635,677       $9,066,759
                                                               ============        ===========       ==========
Net Assets:
Accumulation Units .......................................      116,961,100         10,634,905        9,027,133
Retained by AXA Equitable in Separate Account No. 45 .....          475,467                772           39,626
                                                               ------------        -----------       ----------
Total net assets .........................................     $117,436,567        $10,635,677       $9,066,759
                                                               ============        ===========       ==========
Investments in shares of The Trusts, at cost .............     $108,085,137        $10,365,059       $8,958,716
The Trusts shares held ...................................
 Class A .................................................               --                 --               --
 Class B .................................................        4,530,618            988,419          998,428

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                            EQ/Franklin     EQ/Franklin
                                                            EQ/FI Mid Cap      Income     Small Cap Value
                                                            -------------   -----------   ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $66,658,914    $22,105,056      $1,342,819
Receivable for The Trusts shares sold ....................        39,998         37,157              52
Receivable for policy-related transactions ...............            --             --              --
                                                             -----------    -----------      ----------
  Total assets ...........................................    66,698,912     22,142,213       1,342,871
                                                             -----------    -----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --             --              --
Payable for policy-related transactions ..................        39,998         36,558              21
                                                             -----------    -----------      ----------
  Total liabilities ......................................        39,998         36,558              21
                                                             -----------    -----------      ----------
Net Assets ...............................................   $66,658,914    $22,105,655      $1,342,850
                                                             ===========    ===========      ==========
Net Assets:
Accumulation Units .......................................    66,594,770     22,105,654       1,342,850
Retained by AXA Equitable in Separate Account No. 45 .....        64,144              1              --
                                                             -----------    -----------      ----------
Total net assets .........................................   $66,658,914    $22,105,655      $1,342,850
                                                             ===========    ===========      ==========
Investments in shares of The Trusts, at cost .............   $67,022,015    $23,020,877      $1,501,823
The Trusts shares held ...................................
 Class A .................................................            --             --              --
 Class B .................................................     6,695,012      2,150,715         136,458



                                                               EQ/Franklin        EQ/GAMCO
                                                                Templeton        Mergers and        EQ/GAMCO
                                                            Founding Strategy   Acquisitions   Small Company Value
                                                            -----------------   ------------   -------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $4,489,059       $7,154,362        $23,234,625
Receivable for The Trusts shares sold ....................              --               --              2,064
Receivable for policy-related transactions ...............             726            4,406                 --
                                                                ----------       ----------        -----------
  Total assets ...........................................       4,489,785        7,158,768         23,236,689
                                                                ----------       ----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................             554            4,406                 --
Payable for policy-related transactions ..................              --               --              2,063
                                                                ----------       ----------        -----------
  Total liabilities ......................................             554            4,406              2,063
                                                                ----------       ----------        -----------
Net Assets ...............................................      $4,489,231       $7,154,362        $23,234,626
                                                                ==========       ==========        ===========
Net Assets:
Accumulation Units .......................................       4,489,230        7,150,776         23,223,421
Retained by AXA Equitable in Separate Account No. 45 .....               1            3,586             11,205
                                                                ----------       ----------        -----------
Total net assets .........................................      $4,489,231       $7,154,362        $23,234,626
                                                                ==========       ==========        ===========
Investments in shares of The Trusts, at cost .............      $4,645,383       $7,355,314        $22,775,347
The Trusts shares held ...................................
 Class A .................................................              --               --                 --
 Class B .................................................         468,302          584,858            735,575

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                               EQ/JPMorgan
                                                            EQ/International   EQ/JPMorgan        Value
                                                                 Growth         Core Bond     Opportunities
                                                            ----------------   -----------    -------------
Assets:
Investment in shares of The Trusts, at fair value ........     $7,806,265      $56,332,934     $29,997,742
Receivable for The Trusts shares sold ....................          1,266           40,085          29,116
Receivable for policy-related transactions ...............             --               --              --
                                                               ----------      -----------     -----------
  Total assets ...........................................      7,807,531       56,373,019      30,026,858
                                                               ----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --               --              --
Payable for policy-related transactions ..................          1,266           40,085          24,467
                                                               ----------      -----------     -----------
  Total liabilities ......................................          1,266           40,085          24,467
                                                               ----------      -----------     -----------
Net Assets ...............................................     $7,806,265      $56,332,934     $30,002,391
                                                               ==========      ===========     ===========
Net Assets:
Accumulation Units .......................................      7,803,934       56,330,983      30,002,391
Retained by AXA Equitable in Separate Account No. 45 .....          2,331            1,951
                                                               ----------      -----------     -----------
Total net assets .........................................     $7,806,265      $56,332,934     $30,002,391
                                                               ==========      ===========     ===========
Investments in shares of The Trusts, at cost .............     $7,564,611      $58,135,258     $30,307,077
The Trusts shares held ...................................
 Class A .................................................             --               --              --
 Class B .................................................      1,077,723        5,209,392       2,573,355



                                                                                              EQ/Lord Abbett
                                                               EQ/Legg Mason   EQ/Long Term       Growth
                                                                Value Equity       Bond         and Income
                                                               -------------   ------------   --------------
Assets:
Investment in shares of The Trusts, at fair value ........       $7,425,172     $4,924,355      $4,145,138
Receivable for The Trusts shares sold ....................              654             --             845
Receivable for policy-related transactions ...............               --          3,043              --
                                                                 ----------     ----------      ----------
  Total assets ...........................................        7,425,826      4,927,398       4,145,983
                                                                 ----------     ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................               --          3,043              --
Payable for policy-related transactions ..................              826             --             845
                                                                 ----------     ----------      ----------
  Total liabilities ......................................              826          3,043             845
                                                                 ----------     ----------      ----------
Net Assets ...............................................       $7,425,000     $4,924,355      $4,145,138
                                                                 ==========     ==========      ==========
Net Assets:
Accumulation Units .......................................        7,423,370      4,921,454       4,143,067
Retained by AXA Equitable in Separate Account No. 45 .....            1,630          2,901           2,071
                                                                 ----------     ----------      ----------
Total net assets .........................................       $7,425,000     $4,924,355      $4,145,138
                                                                 ==========     ==========      ==========
Investments in shares of The Trusts, at cost .............       $8,133,903     $4,795,844      $4,174,216
The Trusts shares held ...................................
 Class A .................................................               --             --              --
 Class B .................................................          721,758        359,587         340,865

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/Lord Abbett   EQ/Lord Abbett    EQ/Marsico
                                                            Large Cap Core    Mid Cap Value       Focus
                                                            --------------   --------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,764,971       $8,340,913     $73,003,912
Receivable for The Trusts shares sold ....................           325              164          44,792
Receivable for policy-related transactions ...............            --               --              --
                                                              ----------       ----------     -----------
  Total assets ...........................................     1,765,296        8,341,077      73,048,704
                                                              ----------       ----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --              --
Payable for policy-related transactions ..................           325              164          44,792
                                                              ----------       ----------     -----------
  Total liabilities ......................................           325              164          44,792
                                                              ----------       ----------     -----------
Net Assets ...............................................    $1,764,971       $8,340,913     $73,003,912
                                                              ==========       ==========     ===========
Net Assets:
Accumulation Units .......................................     1,763,698        8,333,591      72,987,174
Retained by AXA Equitable in Separate Account No. 45 .....         1,273            7,322          16,738
                                                              ----------       ----------     -----------
Total net assets .........................................    $1,764,971       $8,340,913     $73,003,912
                                                              ==========       ==========     ===========
Investments in shares of The Trusts, at cost .............    $1,733,757       $9,007,403     $62,483,638
The Trusts shares held ...................................
 Class A .................................................            --               --              --
 Class B .................................................       140,080          716,198       4,156,193



                                                                               EQ/Montag
                                                                               & Caldwell
                                                            EQ/Money Market      Growth     EQ/Mutual Shares
                                                            ---------------   -----------   ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $121,885,797    $3,229,247       $7,266,355
Receivable for The Trusts shares sold ....................              --            --              848
Receivable for policy-related transactions ...............         396,326         1,908               --
                                                              ------------    ----------       ----------
  Total assets ...........................................     122,282,123     3,231,155        7,267,203
                                                              ------------    ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................         396,325         1,907               --
Payable for policy-related transactions ..................              --            --              667
                                                              ------------    ----------       ----------
  Total liabilities ......................................         396,325         1,907              667
                                                              ------------    ----------       ----------
Net Assets ...............................................    $121,885,798    $3,229,248       $7,266,536
                                                              ============    ==========       ==========
Net Assets:
Accumulation Units .......................................     121,802,666     3,226,602        7,266,536
Retained by AXA Equitable in Separate Account No. 45 .....          83,132         2,646               --
                                                              ------------    ----------       ----------
Total net assets .........................................    $121,885,798    $3,229,248       $7,266,536
                                                              ============    ==========       ==========
Investments in shares of The Trusts, at cost .............    $121,888,243    $2,883,548       $7,488,891
The Trusts shares held ...................................
 Class A .................................................       8,522,472            --               --
 Class B .................................................     113,342,587       491,312          665,425

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                             EQ/Oppenheimer    EQ/Oppenheimer
                                                            EQ/Oppenheimer    Main Street        Main Street
                                                                Global        Opportunity         Small Cap
                                                            --------------   --------------    --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $2,725,227        $756,290         $1,047,823
Receivable for The Trusts shares sold ....................         8,844              21                 14
Receivable for policy-related transactions ...............            --              --                 --
                                                              ----------        --------         ----------
  Total assets ...........................................     2,734,071         756,311          1,047,837
                                                              ----------        --------         ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --                 --
Payable for policy-related transactions ..................         8,769              17                  1
                                                              ----------        --------         ----------
  Total liabilities ......................................         8,769              17                  1
                                                              ----------        --------         ----------
Net Assets ...............................................    $2,725,302        $756,294         $1,047,836
                                                              ==========        ========         ==========
Net Assets:
Accumulation Units .......................................     2,725,302         756,294          1,047,836
Retained by AXA Equitable in Separate Account No. 45 .....            --              --                 --
                                                              ----------        --------         ----------
Total net assets .........................................    $2,725,302        $756,294         $1,047,836
                                                              ==========        ========         ==========
Investments in shares of The Trusts, at cost .............    $2,770,722        $803,105         $1,131,909
The Trusts shares held ...................................
 Class A .................................................            --              --                 --
 Class B .................................................       237,374          71,234             99,565



                                                                                               EQ/Small
                                                                 EQ/PIMCO       EQ/Short        Company
                                                               Real Return   Duration Bond       Index
                                                               -----------   -------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $16,051,407     $4,951,326    $29,411,948
Receivable for The Trusts shares sold ....................         260,062            594         36,016
Receivable for policy-related transactions ...............              --             --             --
                                                               -----------     ----------    -----------
  Total assets ...........................................      16,311,469      4,951,920     29,447,964
                                                               -----------     ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................              --             --             --
Payable for policy-related transactions ..................         260,061            594         36,016
                                                               -----------     ----------    -----------
  Total liabilities ......................................         260,061            594         36,016
                                                               -----------     ----------    -----------
Net Assets ...............................................     $16,051,408     $4,951,326    $29,411,948
                                                               ===========     ==========    ===========
Net Assets:
Accumulation Units .......................................      16,050,196      4,949,785     29,335,032
Retained by AXA Equitable in Separate Account No. 45 .....           1,212          1,541         76,916
                                                               -----------     ----------    -----------
Total net assets .........................................     $16,051,408     $4,951,326    $29,411,948
                                                               ===========     ==========    ===========
Investments in shares of The Trusts, at cost .............     $15,626,932     $4,986,350    $29,784,757
The Trusts shares held ...................................
 Class A .................................................              --             --             --
 Class B .................................................       1,522,543        490,258      2,533,534

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/T. Rowe Price   EQ/Templeton   EQ/UBS Growth
                                                              Growth Stock        Growth        and Income
                                                            ----------------   ------------   -------------
Assets:
Investment in shares of The Trusts, at fair value ........     $17,694,757      $5,015,008      $3,139,093
Receivable for The Trusts shares sold ....................          38,812             589          33,948
Receivable for policy-related transactions ...............              --              --              --
                                                               -----------      ----------      ----------
  Total assets ...........................................      17,733,569       5,015,597       3,173,041
                                                               -----------      ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --              --              --
Payable for policy-related transactions ..................          38,812             473          33,948
                                                               -----------      ----------      ----------
  Total liabilities ......................................          38,812             473          33,948
                                                               -----------      ----------      ----------
Net Assets ...............................................     $17,694,757      $5,015,124      $3,139,093
                                                               ===========      ==========      ==========
Net Assets:
Accumulation Units .......................................      17,635,378       5,015,124       3,134,850
Retained by AXA Equitable in Separate Account No. 45 .....          59,379                           4,243
                                                               -----------      ----------      ----------
Total net assets .........................................     $17,694,757      $5,015,124      $3,139,093
                                                               ===========      ==========      ==========
Investments in shares of The Trusts, at cost .............     $15,444,626      $5,114,086      $3,069,841
The Trusts shares held ...................................
 Class A .................................................              --              --              --
 Class B .................................................         825,155         458,840         458,743



                                                                               EQ/Van Kampen
                                                               EQ/Van Kampen      Emerging      EQ/Van Kampen
                                                                  Comstock     Markets Equity   Mid Cap Growth
                                                               -------------   --------------   --------------
Assets:
Investment in shares of The Trusts, at fair value ........       $5,629,516     $132,210,220      $8,524,301
Receivable for The Trusts shares sold ....................               --               --         102,940
Receivable for policy-related transactions ...............            4,599           40,858              --
                                                                 ----------     ------------      ----------
  Total assets ...........................................        5,634,115      132,251,078       8,627,241
                                                                 ----------     ------------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................            4,599           40,858              --
Payable for policy-related transactions ..................               --               --         102,940
                                                                 ----------     ------------      ----------
  Total liabilities ......................................            4,599           40,858         102,940
                                                                 ----------     ------------      ----------
Net Assets ...............................................       $5,629,516     $132,210,220      $8,524,301
                                                                 ==========     ============      ==========
Net Assets:
Accumulation Units .......................................        5,622,640      131,723,239       8,520,471
Retained by AXA Equitable in Separate Account No. 45 .....            6,876          486,981           3,830
                                                                 ----------     ------------      ----------
Total net assets .........................................       $5,629,516     $132,210,220      $8,524,301
                                                                 ==========     ============      ==========
Investments in shares of The Trusts, at cost .............       $6,039,868     $105,480,925      $8,401,264
The Trusts shares held ...................................
 Class A .................................................               --               --              --
 Class B .................................................          517,711        7,023,639         542,920

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                MarketPLUS         MarketPLUS         MarketPLUS
                                                            International Core   Large Cap Core    Large Cap Growth
                                                            ------------------   --------------    ----------------
Assets:
Investment in shares of The Trusts, at fair value ........      $25,515,894        $10,126,395        $85,045,326
Receivable for The Trusts shares sold ....................            4,770                 --             71,771
Receivable for policy-related transactions ...............               --              1,974                 --
                                                                -----------        -----------        -----------
  Total assets ...........................................       25,520,664         10,128,369         85,117,097
                                                                -----------        -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................               --              1,974                 --
Payable for policy-related transactions ..................            4,770                 --             77,552
                                                                -----------        -----------        -----------
  Total liabilities ......................................            4,770              1,974             77,552
                                                                -----------        -----------        -----------
Net Assets ...............................................      $25,515,894        $10,126,395        $85,039,545
                                                                ===========        ===========        ===========
Net Assets:
Accumulation Units .......................................       25,426,191         10,091,796         85,014,169
Retained by AXA Equitable in Separate Account No. 45 .....           89,703             34,599             25,376
                                                                -----------        -----------        -----------
Total net assets .........................................      $25,515,894        $10,126,395        $85,039,545
                                                                ===========        ===========        ===========
Investments in shares of The Trusts, at cost .............      $25,101,845        $ 9,860,984        $92,251,509
The Trusts shares held ...................................
 Class A .................................................               --                 --                 --
 Class B .................................................        1,998,428          1,113,738          4,792,596



                                                                 MarketPLUS       Multimanager     Multimanager
                                                               Mid Cap Value   Aggressive Equity     Core Bond
                                                               -------------   -----------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $114,268,991       $40,680,407      $36,330,941
Receivable for The Trusts shares sold ....................          124,237            72,189           23,731
Receivable for policy-related transactions ...............               --                --               --
                                                               ------------       -----------      -----------
  Total assets ...........................................      114,393,228        40,752,596       36,354,672
                                                               ------------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..................               --                --               --
Payable for policy-related transactions ..................          124,237            72,189           23,731
                                                               ------------       -----------      -----------
  Total liabilities ......................................          124,237            72,189           23,731
                                                               ------------       -----------      -----------
Net Assets ...............................................     $114,268,991       $40,680,407      $36,330,941
                                                               ============       ===========      ===========
Net Assets:
Accumulation Units .......................................      114,183,587        40,646,298       36,327,978
Retained by AXA Equitable in Separate Account No. 45 .....           85,404            34,109            2,963
                                                               ------------       -----------      -----------
Total net assets .........................................     $114,268,991       $40,680,407      $36,330,941
                                                               ============       ===========      ===========
Investments in shares of The Trusts, at cost .............     $133,744,847       $40,452,737      $36,058,068
The Trusts shares held ...................................
 Class A .................................................               --           408,029               --
 Class B .................................................       11,078,341           873,898        3,493,430

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                           Multimanager
                                                            Multimanager   Multimanager   International
                                                             Health Care    High Yield        Equity
                                                            ------------   ------------   -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $12,288,037    $75,206,019     $28,965,471
Receivable for The Trusts shares sold ....................       13,820        133,307          22,313
Receivable for policy-related transactions ...............           --             --              --
                                                            -----------    -----------     -----------
  Total assets ...........................................   12,301,857     75,339,326      28,987,784
                                                            -----------    -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................           --             --              --
Payable for policy-related transactions ..................       13,820        133,307          22,313
                                                            -----------    -----------     -----------
  Total liabilities ......................................       13,820        133,307          22,313
                                                            -----------    -----------     -----------
Net Assets ...............................................  $12,288,037    $75,206,019     $28,965,471
                                                            ===========    ===========     ===========
Net Assets:
Accumulation Units .......................................   12,246,202     75,016,289      28,884,430
Retained by AXA Equitable in Separate Account No. 45 .....       41,835        189,730          81,041
                                                            -----------    -----------     -----------
Total net assets .........................................  $12,288,037    $75,206,019     $28,965,471
                                                            ===========    ===========     ===========
Investments in shares of The Trusts, at cost .............  $12,056,680    $85,099,356     $25,455,946
The Trusts shares held ...................................
 Class A .................................................           --        531,352              --
 Class B .................................................    1,122,647     13,614,842       1,771,355



                                                            Multimanager
                                                              Large Cap      Multimanager      Multimanager
                                                             Core Equity   Large Cap Growth   Large Cap Value
                                                            ------------   ----------------   ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $8,154,326       $11,766,292       $23,703,963
Receivable for The Trusts shares sold ....................          989            17,095            42,497
Receivable for policy-related transactions ...............           --                --                --
                                                             ----------       -----------       -----------
  Total assets ...........................................    8,155,315        11,783,387        23,746,460
                                                             ----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................           --                --                --
Payable for policy-related transactions ..................          989            17,095            42,498
                                                             ----------       -----------       -----------
  Total liabilities ......................................          989            17,095            42,498
                                                             ----------       -----------       -----------
Net Assets ...............................................   $8,154,326       $11,766,292       $23,703,962
                                                             ==========       ===========       ===========
Net Assets:
Accumulation Units .......................................    7,927,480        11,736,556        23,654,086
Retained by AXA Equitable in Separate Account No. 45 .....      226,846            29,736            49,876
                                                             ----------       -----------       -----------
Total net assets .........................................   $8,154,326       $11,766,292       $23,703,962
                                                             ==========       ===========       ===========
Investments in shares of The Trusts, at cost .............   $7,506,680       $11,618,005       $24,214,455
The Trusts shares held ...................................
 Class A .................................................           --                --                --
 Class B .................................................      698,985         1,216,980         2,010,186

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                                             Multimanager     Multimanager      Multimanager
                                                            Mid Cap Growth   Mid Cap Value    Small Cap Growth
                                                            --------------   -------------    ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $20,477,940     $18,776,396        $10,403,028
Receivable for The Trusts shares sold ....................         47,839           2,750              2,062
Receivable for policy-related transactions ...............             --              --                 --
                                                              -----------     -----------        -----------
  Total assets ...........................................     20,525,779      18,779,146         10,405,090
                                                              -----------     -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --              --                 --
Payable for policy-related transactions ..................         47,839           2,750              2,062
                                                              -----------     -----------        -----------
  Total liabilities ......................................         47,839           2,750              2,062
                                                              -----------     -----------        -----------
Net Assets ...............................................    $20,477,940     $18,776,396        $10,403,028
                                                              ===========     ===========        ===========
Net Assets:
Accumulation Units .......................................     20,432,825      18,748,217         10,397,936
Retained by AXA Equitable in Separate Account No. 45 .....         45,115          28,179              5,092
                                                              -----------     -----------        -----------
Total net assets .........................................    $20,477,940     $18,776,396        $10,403,028
                                                              ===========     ===========        ===========
Investments in shares of The Trusts, at cost .............    $20,673,927     $21,001,606        $11,133,843
The Trusts shares held ...................................
 Class A .................................................             --              --                 --
 Class B .................................................      2,289,021       2,083,909          1,167,223



                                                                 Multimanager    Multimanager
                                                               Small Cap Value    Technology
                                                               ---------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........       $28,281,566     $35,997,221
Receivable for The Trusts shares sold ....................            11,414          39,175
Receivable for policy-related transactions ...............                --              --
                                                                 -----------     -----------
  Total assets ...........................................        28,292,980      36,036,396
                                                                 -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................                --              --
Payable for policy-related transactions ..................            11,414          39,175
                                                                 -----------     -----------
  Total liabilities ......................................            11,414          39,175
                                                                 -----------     -----------
Net Assets ...............................................       $28,281,566     $35,997,221
                                                                 ===========     ===========
Net Assets:
Accumulation Units .......................................        28,199,407      35,480,682
Retained by AXA Equitable in Separate Account No. 45 .....            82,159         516,539
                                                                 -----------     -----------
Total net assets .........................................       $28,281,566     $35,997,221
                                                                 ===========     ===========
Investments in shares of The Trusts, at cost .............       $34,174,972     $27,167,725
The Trusts shares held ...................................
 Class A .................................................                --              --
 Class B .................................................         2,516,052       2,773,707

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                          (Continued)


                                                            Contract charges     Unit Value     Units Outstanding (000s)
                                                           ------------------   ------------   -------------------------
AXA Aggressive Allocation ..............................     Class B 0.50%       $  14.25                   --
AXA Aggressive Allocation ..............................     Class B 1.15%       $  13.90                  448
AXA Aggressive Allocation ..............................     Class B 1.35%       $  13.79                  603
AXA Aggressive Allocation ..............................     Class B 1.55%       $  13.68                  566
AXA Aggressive Allocation ..............................     Class B 1.60%       $  13.65                  152
AXA Aggressive Allocation ..............................     Class B 1.70%       $  15.05                    7
AXA Conservative Allocation ............................     Class B 0.50%       $  11.78                   --
AXA Conservative Allocation ............................     Class B 1.15%       $  11.48                  387
AXA Conservative Allocation ............................     Class B 1.35%       $  11.39                  434
AXA Conservative Allocation ............................     Class B 1.55%       $  11.30                  549
AXA Conservative Allocation ............................     Class B 1.60%       $  11.28                  256
AXA Conservative Allocation ............................     Class B 1.70%       $  11.76                    5
AXA Conservative-Plus Allocation .......................     Class B 0.50%       $  12.22                   15
AXA Conservative-Plus Allocation .......................     Class B 1.15%       $  11.91                  441
AXA Conservative-Plus Allocation .......................     Class B 1.35%       $  11.82                  636
AXA Conservative-Plus Allocation .......................     Class B 1.55%       $  11.73                  627
AXA Conservative-Plus Allocation .......................     Class B 1.60%       $  11.71                  594
AXA Conservative-Plus Allocation .......................     Class B 1.70%       $  12.40                   12
AXA Moderate Allocation ................................     Class A 1.15%       $  57.64                  570
AXA Moderate Allocation ................................     Class B 0.50%       $  63.00                    1
AXA Moderate Allocation ................................     Class B 1.15%       $  54.56                  789
AXA Moderate Allocation ................................     Class B 1.35%       $  52.19                2,239
AXA Moderate Allocation ................................     Class B 1.55%       $  49.91                1,879
AXA Moderate Allocation ................................     Class B 1.60%       $  49.36                1,073
AXA Moderate Allocation ................................     Class B 1.70%       $  48.27                    6
AXA Moderate-Plus Allocation ...........................     Class B 0.50%       $  13.72                   --
AXA Moderate-Plus Allocation ...........................     Class B 1.15%       $  13.37                1,837
AXA Moderate-Plus Allocation ...........................     Class B 1.35%       $  13.27                2,958
AXA Moderate-Plus Allocation ...........................     Class B 1.55%       $  13.16                3,240
AXA Moderate-Plus Allocation ...........................     Class B 1.60%       $  13.14                1,599
AXA Moderate-Plus Allocation ...........................     Class B 1.70%       $  14.45                    7
EQ/AllianceBernstein Common Stock ......................     Class A 1.15%       $ 299.23                  203
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%       $ 358.57                    7
EQ/AllianceBernstein Common Stock ......................     Class B 1.15%       $ 290.90                  311
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%       $ 272.69                  529
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%       $ 255.59                  289
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%       $ 251.49                  159
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%       $ 243.48                    2
EQ/AllianceBernstein Intermediate Government Securities      Class A 1.15%       $  21.22                  205
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%       $  23.06                    1
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.15%       $  20.66                  361
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%       $  19.97                1,014
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%       $  19.30                1,984
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%       $  19.14                1,229
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%       $  18.82                   26
EQ/AllianceBernstein International .....................     Class A 1.15%       $  21.42                  978
EQ/AllianceBernstein International .....................     Class B 0.50%       $  22.65                    1
EQ/AllianceBernstein International .....................     Class B 1.15%       $  20.84                1,020
EQ/AllianceBernstein International .....................     Class B 1.35%       $  20.30                2,628
EQ/AllianceBernstein International .....................     Class B 1.55%       $  19.79                2,956
EQ/AllianceBernstein International .....................     Class B 1.60%       $  19.66                1,393
EQ/AllianceBernstein International .....................     Class B 1.70%       $  19.41                    7
EQ/AllianceBernstein Large Cap Growth ..................     Class B 0.50%       $   8.47                    1
EQ/AllianceBernstein Large Cap Growth ..................     Class B 1.15%       $   8.00                  674
EQ/AllianceBernstein Large Cap Growth ..................     Class B 1.35%       $   7.86                3,381

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  7.72                3,164
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  7.69                1,913
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  7.62                    9
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 19.09                   --
EQ/AllianceBernstein Quality Bond .............     Class B 1.15%        $ 17.39                  170
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.89                  293
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 16.41                  352
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 16.29                  219
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 16.06                   10
EQ/AllianceBernstein Small Cap Growth .........     Class A 1.15%        $ 21.93                  155
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 22.92                    1
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.15%        $ 21.37                  810
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 20.92                  916
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 20.47                1,874
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 20.36                  718
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 20.14                   13
EQ/AllianceBernstein Value ....................     Class A 1.15%        $  9.06                4,100
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 18.41                    4
EQ/AllianceBernstein Value ....................     Class B 1.15%        $  9.05                7,094
EQ/AllianceBernstein Value ....................     Class B 1.15%        $ 17.25                   --
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 16.90                7,503
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 16.56                7,968
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 16.48                3,862
EQ/AllianceBernstein Value ....................     Class B 1.70%        $ 16.31                   62
EQ/Ariel Appreciation II ......................     Class B 0.50%        $ 11.29                   --
EQ/Ariel Appreciation II ......................     Class B 1.15%        $ 11.13                   18
EQ/Ariel Appreciation II ......................     Class B 1.35%        $ 11.22                   34
EQ/Ariel Appreciation II ......................     Class B 1.55%        $ 11.03                   27
EQ/Ariel Appreciation II ......................     Class B 1.60%        $ 11.02                   19
EQ/Ariel Appreciation II ......................     Class B 1.70%        $ 10.99                    2
EQ/BlackRock Basic Value Equity ...............     Class B 0.50%        $ 26.45                    1
EQ/BlackRock Basic Value Equity ...............     Class B 1.15%        $ 24.66                1,030
EQ/BlackRock Basic Value Equity ...............     Class B 1.35%        $ 24.14                1,752
EQ/BlackRock Basic Value Equity ...............     Class B 1.55%        $ 23.62                1,597
EQ/BlackRock Basic Value Equity ...............     Class B 1.60%        $ 23.49                  774
EQ/BlackRock Basic Value Equity ...............     Class B 1.70%        $ 23.24                   10
EQ/BlackRock International Value ..............     Class B 0.50%        $ 27.28                   --
EQ/BlackRock International Value ..............     Class B 1.15%        $ 25.44                  736
EQ/BlackRock International Value ..............     Class B 1.35%        $ 24.89                1,077
EQ/BlackRock International Value ..............     Class B 1.55%        $ 24.36                1,017
EQ/BlackRock International Value ..............     Class B 1.60%        $ 24.23                  437
EQ/BlackRock International Value ..............     Class B 1.70%        $ 23.97                    1
EQ/Boston Advisors Equity Income ..............     Class B 0.50%        $  7.50                   --
EQ/Boston Advisors Equity Income ..............     Class B 1.15%        $  7.06                  346
EQ/Boston Advisors Equity Income ..............     Class B 1.35%        $  6.93                  588
EQ/Boston Advisors Equity Income ..............     Class B 1.55%        $  6.81                  479
EQ/Boston Advisors Equity Income ..............     Class B 1.60%        $  6.78                  306
EQ/Boston Advisors Equity Income ..............     Class B 1.70%        $  6.71                   --
EQ/Calvert Socially Responsible ...............     Class B 0.50%        $ 10.74                   --
EQ/Calvert Socially Responsible ...............     Class B 1.15%        $ 10.17                   12
EQ/Calvert Socially Responsible ...............     Class B 1.35%        $ 10.00                   44
EQ/Calvert Socially Responsible ...............     Class B 1.55%        $  9.83                   46
EQ/Calvert Socially Responsible ...............     Class B 1.60%        $  9.79                    8
EQ/Calvert Socially Responsible ...............     Class B 1.70%        $  9.71                   --

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
EQ/Capital Guardian Growth ................     Class B 0.50%        $ 14.95                  243
EQ/Capital Guardian Growth ................     Class B 1.15%        $ 13.94                   58
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 13.64                   85
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 13.35                  120
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 13.28                  145
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 13.14                   --
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 14.12                    1
EQ/Capital Guardian Research ..............     Class B 1.15%        $ 13.34                1,117
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 13.11                2,094
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 12.88                1,850
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 12.83                  910
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 12.71                    1
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.49                   --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.15%        $ 11.29                   78
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.23                  164
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.17                  180
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.15                  139
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.12                   --
EQ/Davis New York Venture .................     Class B 0.50%        $ 11.23                   --
EQ/Davis New York Venture .................     Class B 1.15%        $ 11.13                  105
EQ/Davis New York Venture .................     Class B 1.35%        $ 11.10                  168
EQ/Davis New York Venture .................     Class B 1.55%        $ 11.07                  156
EQ/Davis New York Venture .................     Class B 1.60%        $ 11.06                   99
EQ/Davis New York Venture .................     Class B 1.70%        $ 11.05                   --
EQ/Equity 500 Index .......................     Class A 1.15%        $ 32.78                   --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 34.94                   --
EQ/Equity 500 Index .......................     Class B 1.15%        $ 31.91                  521
EQ/Equity 500 Index .......................     Class B 1.35%        $ 31.03                1,714
EQ/Equity 500 Index .......................     Class B 1.55%        $ 30.17                  979
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.96                  582
EQ/Equity 500 Index .......................     Class B 1.70%        $ 29.54                    5
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.93                  377
EQ/Evergreen International Bond ...........     Class B 1.15%        $ 10.77                   98
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.80                  225
EQ/Evergreen International Bond ...........     Class B 1.55%        $ 10.68                  169
EQ/Evergreen International Bond ...........     Class B 1.60%        $ 10.66                  113
EQ/Evergreen International Bond ...........     Class B 1.70%        $ 10.64                    1
EQ/Evergreen Omega ........................     Class B 0.50%        $ 10.58                    2
EQ/Evergreen Omega ........................     Class B 1.15%        $  9.98                  113
EQ/Evergreen Omega ........................     Class B 1.35%        $  9.80                  239
EQ/Evergreen Omega ........................     Class B 1.55%        $  9.62                  402
EQ/Evergreen Omega ........................     Class B 1.60%        $  9.58                  174
EQ/Evergreen Omega ........................     Class B 1.70%        $  9.49                   --
EQ/FI Mid Cap .............................     Class B 0.50%        $ 14.59                  137
EQ/FI Mid Cap .............................     Class B 1.15%        $ 13.91                  520
EQ/FI Mid Cap .............................     Class B 1.35%        $ 13.70                1,100
EQ/FI Mid Cap .............................     Class B 1.55%        $ 13.50                2,075
EQ/FI Mid Cap .............................     Class B 1.60%        $ 13.45                1,036
EQ/FI Mid Cap .............................     Class B 1.70%        $ 13.35                   26
EQ/Franklin Income ........................     Class B 0.50%        $ 10.62                   --
EQ/Franklin Income ........................     Class B 1.15%        $ 10.53                  357
EQ/Franklin Income ........................     Class B 1.35%        $ 10.50                  609
EQ/Franklin Income ........................     Class B 1.55%        $ 10.47                  694
EQ/Franklin Income ........................     Class B 1.60%        $ 10.46                  447
EQ/Franklin Income ........................     Class B 1.70%        $ 10.45                   --

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                     Contract charges     Unit Value     Units Outstanding (000s)
                                                    ------------------   ------------   -------------------------
EQ/Franklin Small Cap Value .....................     Class B 0.50%        $  9.86                   --
EQ/Franklin Small Cap Value .....................     Class B 1.15%        $  9.78                   39
EQ/Franklin Small Cap Value .....................     Class B 1.35%        $  9.75                   33
EQ/Franklin Small Cap Value .....................     Class B 1.55%        $  9.73                   37
EQ/Franklin Small Cap Value .....................     Class B 1.60%        $  9.72                   29
EQ/Franklin Small Cap Value .....................     Class B 1.70%        $  9.71                   --
EQ/Franklin Templeton Founding Strategy .........     Class B 0.50%        $  9.57                   --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.15%        $  9.53                   62
EQ/Franklin Templeton Founding Strategy .........     Class B 1.35%        $  9.52                  245
EQ/Franklin Templeton Founding Strategy .........     Class B 1.55%        $  9.50                  104
EQ/Franklin Templeton Founding Strategy .........     Class B 1.60%        $  9.50                   61
EQ/Franklin Templeton Founding Strategy .........     Class B 1.70%        $  9.49                   --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.50%        $ 12.14                  106
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.15%        $ 11.93                   70
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.35%        $ 11.86                  178
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.55%        $ 11.80                  180
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.60%        $ 11.78                   64
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.70%        $ 11.75                    3
EQ/GAMCO Small Company Value ....................     Class B 0.50%        $ 35.02                   --
EQ/GAMCO Small Company Value ....................     Class B 1.15%        $ 30.84                  151
EQ/GAMCO Small Company Value ....................     Class B 1.35%        $ 29.65                  267
EQ/GAMCO Small Company Value ....................     Class B 1.55%        $ 28.50                  223
EQ/GAMCO Small Company Value ....................     Class B 1.60%        $ 28.22                  151
EQ/GAMCO Small Company Value ....................     Class B 1.70%        $ 27.67                   --
EQ/International Growth .........................     Class B 0.50%        $ 16.72                   --
EQ/International Growth .........................     Class B 1.15%        $ 16.43                  133
EQ/International Growth .........................     Class B 1.35%        $ 16.34                  138
EQ/International Growth .........................     Class B 1.55%        $ 16.25                  113
EQ/International Growth .........................     Class B 1.60%        $ 16.23                   94
EQ/International Growth .........................     Class B 1.70%        $ 16.18                   --
EQ/JPMorgan Core Bond ...........................     Class B 0.50%        $ 15.88                    1
EQ/JPMorgan Core Bond ...........................     Class B 1.15%        $ 14.87                  623
EQ/JPMorgan Core Bond ...........................     Class B 1.35%        $ 14.57                1,111
EQ/JPMorgan Core Bond ...........................     Class B 1.55%        $ 14.28                1,284
EQ/JPMorgan Core Bond ...........................     Class B 1.60%        $ 14.21                  869
EQ/JPMorgan Core Bond ...........................     Class B 1.70%        $ 14.07                   13
EQ/JPMorgan Value Opportunities .................     Class B 0.50%        $ 17.16                   --
EQ/JPMorgan Value Opportunities .................     Class B 1.15%        $ 16.00                  557
EQ/JPMorgan Value Opportunities .................     Class B 1.35%        $ 15.66                  769
EQ/JPMorgan Value Opportunities .................     Class B 1.55%        $ 15.32                  361
EQ/JPMorgan Value Opportunities .................     Class B 1.60%        $ 15.24                  229
EQ/JPMorgan Value Opportunities .................     Class B 1.70%        $ 15.08                    2
EQ/Legg Mason Value Equity ......................     Class B 0.50%        $ 10.61                  333
EQ/Legg Mason Value Equity ......................     Class B 1.15%        $ 10.45                   70
EQ/Legg Mason Value Equity ......................     Class B 1.35%        $ 10.56                  159
EQ/Legg Mason Value Equity ......................     Class B 1.55%        $ 10.36                   68
EQ/Legg Mason Value Equity ......................     Class B 1.60%        $ 10.35                   73
EQ/Legg Mason Value Equity ......................     Class B 1.70%        $ 10.32                    3
EQ/Long Term Bond ...............................     Class B 0.50%        $ 10.89                   --
EQ/Long Term Bond ...............................     Class B 1.15%        $ 10.70                   64
EQ/Long Term Bond ...............................     Class B 1.35%        $ 10.64                  149
EQ/Long Term Bond ...............................     Class B 1.55%        $ 10.58                  151
EQ/Long Term Bond ...............................     Class B 1.60%        $ 10.57                   99
EQ/Long Term Bond ...............................     Class B 1.70%        $ 10.54                    1

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Lord Abbett Growth and Income ...............     Class B 0.50%        $ 12.80                   --
EQ/Lord Abbett Growth and Income ...............     Class B 1.15%        $ 12.58                   41
EQ/Lord Abbett Growth and Income ...............     Class B 1.35%        $ 12.51                   87
EQ/Lord Abbett Growth and Income ...............     Class B 1.55%        $ 12.44                   88
EQ/Lord Abbett Growth and Income ...............     Class B 1.60%        $ 12.42                  116
EQ/Lord Abbett Growth and Income ...............     Class B 1.70%        $ 12.39                   --
EQ/Lord Abbett Large Cap Core ..................     Class B 0.50%        $ 13.11                   --
EQ/Lord Abbett Large Cap Core ..................     Class B 1.15%        $ 12.89                   26
EQ/Lord Abbett Large Cap Core ..................     Class B 1.35%        $ 12.82                   48
EQ/Lord Abbett Large Cap Core ..................     Class B 1.55%        $ 12.75                   35
EQ/Lord Abbett Large Cap Core ..................     Class B 1.60%        $ 12.73                   29
EQ/Lord Abbett Large Cap Core ..................     Class B 1.70%        $ 12.70                   --
EQ/Lord Abbett Mid Cap Value ...................     Class B 0.50%        $ 12.55                   --
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.15%        $ 12.33                  200
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.35%        $ 12.27                  211
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.55%        $ 12.20                  142
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.60%        $ 12.18                  128
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.70%        $ 12.15                   --
EQ/Marsico Focus ...............................     Class B 0.50%        $ 19.52                   --
EQ/Marsico Focus ...............................     Class B 1.15%        $ 18.73                  710
EQ/Marsico Focus ...............................     Class B 1.35%        $ 18.49                1,298
EQ/Marsico Focus ...............................     Class B 1.55%        $ 18.25                1,275
EQ/Marsico Focus ...............................     Class B 1.60%        $ 18.20                  676
EQ/Marsico Focus ...............................     Class B 1.70%        $ 18.08                    5
EQ/Money Market ................................     Class A 1.15%        $ 32.86                  259
EQ/Money Market ................................     Class B 0.00%        $ 43.51                   22
EQ/Money Market ................................     Class B 0.50%        $ 38.11                   --
EQ/Money Market ................................     Class B 1.15%        $ 32.05                  361
EQ/Money Market ................................     Class B 1.35%        $ 30.37                  949
EQ/Money Market ................................     Class B 1.55%        $ 28.78                1,294
EQ/Money Market ................................     Class B 1.60%        $ 28.40                1,201
EQ/Money Market ................................     Class B 1.70%        $ 27.65                   21
EQ/Montag & Caldwell Growth ....................     Class B 0.50%        $  6.32                   --
EQ/Montag & Caldwell Growth ....................     Class B 1.15%        $  5.96                   81
EQ/Montag & Caldwell Growth ....................     Class B 1.35%        $  5.85                  270
EQ/Montag & Caldwell Growth ....................     Class B 1.55%        $  5.74                  124
EQ/Montag & Caldwell Growth ....................     Class B 1.60%        $  5.72                   79
EQ/Montag & Caldwell Growth ....................     Class B 1.70%        $  5.66                   --
EQ/Mutual Shares ...............................     Class B 0.50%        $ 10.86                   --
EQ/Mutual Shares ...............................     Class B 1.15%        $ 10.77                  138
EQ/Mutual Shares ...............................     Class B 1.35%        $ 10.74                  225
EQ/Mutual Shares ...............................     Class B 1.55%        $ 10.71                  194
EQ/Mutual Shares ...............................     Class B 1.60%        $ 10.70                  121
EQ/Mutual Shares ...............................     Class B 1.70%        $ 10.69                   --
EQ/Oppenheimer Global ..........................     Class B 0.50%        $ 11.70                   --
EQ/Oppenheimer Global ..........................     Class B 1.15%        $ 11.60                   30
EQ/Oppenheimer Global ..........................     Class B 1.35%        $ 11.57                   80
EQ/Oppenheimer Global ..........................     Class B 1.55%        $ 11.54                   58
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.53                   68
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.51                   --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 11.28                   --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.15%        $ 11.18                   13
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 11.15                   36
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 11.12                   14

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 11.11                    5
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 11.10                   --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 10.88                   --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.15%        $ 10.78                   11
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 10.75                   26
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 10.73                   29
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 10.72                   32
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 10.70                   --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $ 11.07                   --
EQ/PIMCO Real Return ...........................     Class B 1.15%        $ 10.88                  272
EQ/PIMCO Real Return ...........................     Class B 1.35%        $ 10.82                  393
EQ/PIMCO Real Return ...........................     Class B 1.55%        $ 10.76                  493
EQ/PIMCO Real Return ...........................     Class B 1.60%        $ 10.75                  316
EQ/PIMCO Real Return ...........................     Class B 1.70%        $ 10.72                   13
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.88                   --
EQ/Short Duration Bond .........................     Class B 1.15%        $ 10.69                   65
EQ/Short Duration Bond .........................     Class B 1.35%        $ 10.63                  125
EQ/Short Duration Bond .........................     Class B 1.55%        $ 10.57                  191
EQ/Short Duration Bond .........................     Class B 1.60%        $ 10.56                   84
EQ/Short Duration Bond .........................     Class B 1.70%        $ 10.53                    3
EQ/Small Company Index .........................     Class B 0.50%        $ 18.09                   --
EQ/Small Company Index .........................     Class B 1.15%        $ 16.94                  265
EQ/Small Company Index .........................     Class B 1.35%        $ 16.60                  662
EQ/Small Company Index .........................     Class B 1.55%        $ 16.27                  571
EQ/Small Company Index .........................     Class B 1.60%        $ 16.18                  281
EQ/Small Company Index .........................     Class B 1.70%        $ 16.02                    1
EQ/T. Rowe Price Growth Stock ..................     Class B 0.50%        $ 20.63                    1
EQ/T. Rowe Price Growth Stock ..................     Class B 1.15%        $ 18.16                   99
EQ/T. Rowe Price Growth Stock ..................     Class B 1.35%        $ 17.46                  173
EQ/T. Rowe Price Growth Stock ..................     Class B 1.55%        $ 16.79                  471
EQ/T. Rowe Price Growth Stock ..................     Class B 1.60%        $ 16.62                  293
EQ/T. Rowe Price Growth Stock ..................     Class B 1.70%        $ 16.30                    1
EQ/Templeton Growth ............................     Class B 0.50%        $ 10.96                   --
EQ/Templeton Growth ............................     Class B 1.15%        $ 10.86                   94
EQ/Templeton Growth ............................     Class B 1.35%        $ 10.83                  136
EQ/Templeton Growth ............................     Class B 1.55%        $ 10.80                  124
EQ/Templeton Growth ............................     Class B 1.60%        $ 10.80                  109
EQ/Templeton Growth ............................     Class B 1.70%        $ 10.78                   --
EQ/UBS Growth and Income .......................     Class B 0.50%        $  6.74                   --
EQ/UBS Growth and Income .......................     Class B 1.15%        $  6.35                   86
EQ/UBS Growth and Income .......................     Class B 1.35%        $  6.24                  214
EQ/UBS Growth and Income .......................     Class B 1.55%        $  6.12                  141
EQ/UBS Growth and Income .......................     Class B 1.60%        $  6.10                   65
EQ/UBS Growth and Income .......................     Class B 1.70%        $  6.04                   --
EQ/Van Kampen Comstock .........................     Class B 0.50%        $ 11.73                   --
EQ/Van Kampen Comstock .........................     Class B 1.15%        $ 11.53                   93
EQ/Van Kampen Comstock .........................     Class B 1.35%        $ 11.47                  159
EQ/Van Kampen Comstock .........................     Class B 1.55%        $ 11.41                  123
EQ/Van Kampen Comstock .........................     Class B 1.60%        $ 11.39                  116
EQ/Van Kampen Comstock .........................     Class B 1.70%        $ 11.36                   --
EQ/Van Kampen Emerging Markets Equity ..........     Class B 0.50%        $ 28.86                    1
EQ/Van Kampen Emerging Markets Equity ..........     Class B 1.15%        $ 26.97                  960
EQ/Van Kampen Emerging Markets Equity ..........     Class B 1.35%        $ 26.41                1,728

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 25.86                1,520
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 25.72                  810
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 25.45                    1
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 16.48                   --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.15%        $ 16.19                  135
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 16.10                  175
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 16.02                  145
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 16.00                   73
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 15.95                    2
MarketPLUS International Core .................     Class B 0.50%        $ 17.78                  371
MarketPLUS International Core .................     Class B 1.15%        $ 16.80                  209
MarketPLUS International Core .................     Class B 1.35%        $ 16.51                  388
MarketPLUS International Core .................     Class B 1.55%        $ 16.22                  338
MarketPLUS International Core .................     Class B 1.60%        $ 16.15                  212
MarketPLUS International Core .................     Class B 1.70%        $ 16.01                   --
MarketPLUS Large Cap Core .....................     Class B 0.50%        $ 11.71                    2
MarketPLUS Large Cap Core .....................     Class B 1.15%        $ 11.04                   50
MarketPLUS Large Cap Core .....................     Class B 1.35%        $ 10.84                  332
MarketPLUS Large Cap Core .....................     Class B 1.55%        $ 10.64                  327
MarketPLUS Large Cap Core .....................     Class B 1.60%        $ 10.60                  230
MarketPLUS Large Cap Core .....................     Class B 1.70%        $ 10.50                   --
MarketPLUS Large Cap Growth ...................     Class B 0.50%        $ 18.86                   --
MarketPLUS Large Cap Growth ...................     Class B 1.15%        $ 17.59                  954
MarketPLUS Large Cap Growth ...................     Class B 1.35%        $ 17.21                2,262
MarketPLUS Large Cap Growth ...................     Class B 1.55%        $ 16.84                1,065
MarketPLUS Large Cap Growth ...................     Class B 1.60%        $ 16.75                  676
MarketPLUS Large Cap Growth ...................     Class B 1.70%        $ 16.57                    1
MarketPLUS Mid Cap Value ......................     Class B 0.50%        $ 18.67                   92
MarketPLUS Mid Cap Value ......................     Class B 1.15%        $ 17.41                1,257
MarketPLUS Mid Cap Value ......................     Class B 1.35%        $ 17.04                1,472
MarketPLUS Mid Cap Value ......................     Class B 1.55%        $ 16.67                2,791
MarketPLUS Mid Cap Value ......................     Class B 1.60%        $ 16.58                1,135
MarketPLUS Mid Cap Value ......................     Class B 1.70%        $ 16.40                    8
Multimanager Aggressive Equity ................     Class A 1.15%        $ 70.46                  186
Multimanager Aggressive Equity ................     Class B 0.50%        $ 79.11                   --
Multimanager Aggressive Equity ................     Class B 1.15%        $ 68.51                  159
Multimanager Aggressive Equity ................     Class B 1.35%        $ 65.53                  170
Multimanager Aggressive Equity ................     Class B 1.55%        $ 62.68                   49
Multimanager Aggressive Equity ................     Class B 1.60%        $ 61.99                   39
Multimanager Aggressive Equity ................     Class B 1.70%        $ 60.62                   --
Multimanager Core Bond ........................     Class B 0.50%        $ 12.69                    1
Multimanager Core Bond ........................     Class B 1.15%        $ 12.20                  379
Multimanager Core Bond ........................     Class B 1.35%        $ 12.06                  685
Multimanager Core Bond ........................     Class B 1.55%        $ 11.91                1,145
Multimanager Core Bond ........................     Class B 1.60%        $ 11.87                  822
Multimanager Core Bond ........................     Class B 1.70%        $ 11.80                    2
Multimanager Health Care ......................     Class B 0.50%        $ 13.68                   --
Multimanager Health Care ......................     Class B 1.15%        $ 13.15                  153
Multimanager Health Care ......................     Class B 1.35%        $ 12.99                  261
Multimanager Health Care ......................     Class B 1.55%        $ 12.83                  344
Multimanager Health Care ......................     Class B 1.60%        $ 12.79                  179
Multimanager Health Care ......................     Class B 1.70%        $ 12.72                   10

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
Multimanager High Yield ....................     Class A 1.15%        $ 35.48                  76
Multimanager High Yield ....................     Class B 0.50%        $ 39.58                   1
Multimanager High Yield ....................     Class B 1.15%        $ 34.49                 326
Multimanager High Yield ....................     Class B 1.35%        $ 33.05                 727
Multimanager High Yield ....................     Class B 1.55%        $ 31.67                 755
Multimanager High Yield ....................     Class B 1.60%        $ 31.34                 409
Multimanager High Yield ....................     Class B 1.70%        $ 30.68                  10
Multimanager International Equity ..........     Class B 0.50%        $ 19.78                   1
Multimanager International Equity ..........     Class B 1.15%        $ 19.02                 260
Multimanager International Equity ..........     Class B 1.35%        $ 18.79                 453
Multimanager International Equity ..........     Class B 1.55%        $ 18.56                 488
Multimanager International Equity ..........     Class B 1.60%        $ 18.51                 343
Multimanager International Equity ..........     Class B 1.70%        $ 18.39                   1
Multimanager Large Cap Core Equity .........     Class B 0.50%        $ 13.45                  --
Multimanager Large Cap Core Equity .........     Class B 1.15%        $ 12.93                  65
Multimanager Large Cap Core Equity .........     Class B 1.35%        $ 12.77                 154
Multimanager Large Cap Core Equity .........     Class B 1.55%        $ 12.62                 251
Multimanager Large Cap Core Equity .........     Class B 1.60%        $ 12.58                 154
Multimanager Large Cap Core Equity .........     Class B 1.70%        $ 12.50                   1
Multimanager Large Cap Growth ..............     Class B 0.50%        $ 11.13                  --
Multimanager Large Cap Growth ..............     Class B 1.15%        $ 10.70                 183
Multimanager Large Cap Growth ..............     Class B 1.35%        $ 10.58                 253
Multimanager Large Cap Growth ..............     Class B 1.55%        $ 10.45                 368
Multimanager Large Cap Growth ..............     Class B 1.60%        $ 10.42                 290
Multimanager Large Cap Growth ..............     Class B 1.70%        $ 10.35                  23
Multimanager Large Cap Value ...............     Class B 0.50%        $ 15.45                  --
Multimanager Large Cap Value ...............     Class B 1.15%        $ 14.86                 319
Multimanager Large Cap Value ...............     Class B 1.35%        $ 14.68                 440
Multimanager Large Cap Value ...............     Class B 1.55%        $ 14.50                 510
Multimanager Large Cap Value ...............     Class B 1.60%        $ 14.46                 309
Multimanager Large Cap Value ...............     Class B 1.70%        $ 14.37                  41
Multimanager Mid Cap Growth ................     Class B 0.50%        $ 12.70                  --
Multimanager Mid Cap Growth ................     Class B 1.15%        $ 12.21                 302
Multimanager Mid Cap Growth ................     Class B 1.35%        $ 12.07                 387
Multimanager Mid Cap Growth ................     Class B 1.55%        $ 11.92                 685
Multimanager Mid Cap Growth ................     Class B 1.60%        $ 11.88                 327
Multimanager Mid Cap Growth ................     Class B 1.70%        $ 11.81                   3
Multimanager Mid Cap Value .................     Class B 0.50%        $ 14.47                  --
Multimanager Mid Cap Value .................     Class B 1.15%        $ 13.91                 208
Multimanager Mid Cap Value .................     Class B 1.35%        $ 13.75                 339
Multimanager Mid Cap Value .................     Class B 1.55%        $ 13.58                 510
Multimanager Mid Cap Value .................     Class B 1.60%        $ 13.54                 288
Multimanager Mid Cap Value .................     Class B 1.70%        $ 13.46                  27
Multimanager Small Cap Growth ..............     Class B 0.50%        $  9.72                  --
Multimanager Small Cap Growth ..............     Class B 1.15%        $  9.16                 196
Multimanager Small Cap Growth ..............     Class B 1.35%        $  8.99                 412
Multimanager Small Cap Growth ..............     Class B 1.55%        $  8.83                 362
Multimanager Small Cap Growth ..............     Class B 1.60%        $  8.79                 193
Multimanager Small Cap Growth ..............     Class B 1.70%        $  8.71                  --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                          Contract charges     Unit Value     Units Outstanding (000s)
                                         ------------------   ------------   -------------------------
Multimanager Small Cap Value .........     Class B 0.50%        $ 19.06                    1
Multimanager Small Cap Value .........     Class B 1.15%        $ 17.85                  279
Multimanager Small Cap Value .........     Class B 1.35%        $ 17.49                  554
Multimanager Small Cap Value .........     Class B 1.55%        $ 17.14                  512
Multimanager Small Cap Value .........     Class B 1.60%        $ 17.05                  272
Multimanager Small Cap Value .........     Class B 1.70%        $ 16.88                    5
Multimanager Technology ..............     Class B 0.50%        $ 13.01                    1
Multimanager Technology ..............     Class B 1.15%        $ 12.51                  274
Multimanager Technology ..............     Class B 1.35%        $ 12.36                  513
Multimanager Technology ..............     Class B 1.55%        $ 12.21                1,391
Multimanager Technology ..............     Class B 1.60%        $ 12.17                  701
Multimanager Technology ..............     Class B 1.70%        $ 12.10                   15

----------
The accompanying notes are an integral part of these financial statements.


                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                    --------------  ----------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     571,003     $   666,184           $   863,411
 Expenses:
  Asset-based charges ............................        318,492         229,367               327,761
                                                    -------------     -----------           -----------
Net Investment Income (Loss) .....................        252,511         436,817               535,650
                                                    -------------     -----------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,195,873         376,671               424,388
  Realized gain distribution from The Trusts .....        882,817         295,463               530,147
                                                    -------------     -----------           -----------
 Net realized gain (loss) ........................      2,078,690         672,134               954,535
                                                    -------------     -----------           -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,520,870)       (382,382)             (664,944)
                                                    -------------     -----------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        557,820         289,752               289,591
                                                    -------------     -----------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     810,331     $   726,569           $   825,241
                                                    =============     ===========           ===========



                                                     AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                      Allocation         Allocation          Common Stock
                                                    -------------    -----------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   10,789,848     $   3,405,578         $  4,453,920
 Expenses:
  Asset-based charges ............................       4,622,048         1,590,041            6,284,538
                                                    --------------     -------------         ------------
Net Investment Income (Loss) .....................       6,167,800         1,815,537           (1,830,618)
                                                    --------------     -------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      17,051,853         3,215,644           (1,763,765)
  Realized gain distribution from The Trusts .....       6,635,521         3,549,374                   --
                                                    --------------     -------------         ------------
 Net realized gain (loss) ........................      23,687,374         6,765,018           (1,763,765)
                                                    --------------     -------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (12,592,262)       (3,928,324)          15,446,391
                                                    --------------     -------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      11,095,112         2,836,694           13,682,626
                                                    --------------     -------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   17,262,912     $   4,652,231         $ 11,852,008
                                                    ==============     =============         ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/AllianceBernstein
                                                        Intermediate                              EQ/AllianceBernstein
                                                         Government       EQ/AllianceBernstein          Large Cap
                                                         Securities           International              Growth
                                                    --------------------  --------------------    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $4,056,859           $    2,346,354          $          --
 Expenses:
  Asset-based charges ............................       1,499,269                2,698,939              1,101,933
                                                        ----------           --------------          -------------
Net Investment Income (Loss) .....................       2,557,590                 (352,585)            (1,101,933)
                                                        ----------           --------------          -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (596,245)              15,126,774             (3,298,112)
  Realized gain distribution from The Trusts .....              --               16,351,728                     --
                                                        ----------           --------------          -------------
 Net realized gain (loss) ........................        (596,245)              31,478,502             (3,298,112)
                                                        ----------           --------------          -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       3,117,884              (12,662,902)            13,109,594
                                                        ----------           --------------          -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       2,521,639               18,815,600              9,811,482
                                                        ----------           --------------          -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $5,079,229           $   18,463,015          $   8,709,549
                                                        ==========           ==============          =============



                                                                              EQ/AllianceBernstein
                                                       EQ/AllianceBernstein        Small Cap          EQ/Alliance Bernstei
                                                           Quality Bond              Growth                   Value
                                                       --------------------   --------------------    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................         $   858,128           $         --            $   6,251,370
 Expenses:
  Asset-based charges ............................             270,347              1,425,849                3,915,934
                                                           -----------           ------------            -------------
Net Investment Income (Loss) .....................             587,781             (1,425,849)               2,335,436
                                                           -----------           ------------            -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            (126,432)             6,239,494               21,691,014
  Realized gain distribution from The Trusts .....                  --             13,766,298               27,977,849
                                                           -----------           ------------            -------------
 Net realized gain (loss) ........................            (126,432)            20,005,792               49,668,863
                                                           -----------           ------------            -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................              86,916             (4,619,449)             (77,578,095)
                                                           -----------           ------------            -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             (39,516)            15,386,343              (27,909,232)
                                                           -----------           ------------            -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................         $   548,265           $ 13,960,494            $ (25,573,796)
                                                           ===========           ============            =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                       EQ/BlackRock
                                                        EQ/Ariel        Basic Value         EQ/BlackRock
                                                    Appreciation II       Equity        International Value
                                                    ---------------   --------------    -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $    4,620      $    1,420,920      $    1,504,214
 Expenses:
  Asset-based charges ............................        15,232           2,042,690           1,216,664
                                                      ----------      --------------      --------------
Net Investment Income (Loss) .....................       (10,612)           (621,770)            287,550
                                                      ----------      --------------      --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        67,189           7,411,755           9,227,753
  Realized gain distribution from The Trusts .....         8,976           9,860,483           8,097,657
                                                      ----------      --------------      --------------
 Net realized gain (loss) ........................        76,165          17,272,238          17,325,410
                                                      ----------      --------------      --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (123,806)        (16,021,564)        (10,420,378)
                                                      ----------      --------------      --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (47,641)          1,250,674           6,905,032
                                                      ----------      --------------      --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $  (58,253)     $      628,904      $    7,192,582
                                                      ==========      ==============      ==============



                                                                            EQ/Calvert
                                                       EQ/Boston Advisors     Socially      EQ/Capital
                                                          Equity Income     Responsible   Guardian Growth
                                                       ------------------   -----------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $     219,837       $   2,177      $       --
 Expenses:
  Asset-based charges ............................             195,006          15,388          80,787
                                                         -------------       ---------      ----------
Net Investment Income (Loss) .....................              24,831         (13,211)        (80,787)
                                                         -------------       ---------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............             974,177          48,532         264,835
  Realized gain distribution from The Trusts .....             812,716          45,653              --
                                                         -------------       ---------      ----------
 Net realized gain (loss) ........................           1,786,893          94,185         264,835
                                                         -------------       ---------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (1,377,535)         19,986        (399,894)
                                                         -------------       ---------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             409,358         114,171        (135,059)
                                                         -------------       ---------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $     434,189       $ 100,960      $ (215,846)
                                                         =============       =========      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/Capital      EQ/Caywood-Scholl    EQ/Davis New
                                                    Guardian Research    High Yield Bond     York Venture
                                                    -----------------   -----------------    ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $     789,297        $   440,261        $   24,335
 Expenses:
  Asset-based charges ............................        1,054,983             96,084            60,263
                                                      -------------        -----------        ----------
Net Investment Income (Loss) .....................         (265,686)           344,177           (35,928)
                                                      -------------        -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        8,929,273             59,913            77,523
  Realized gain distribution from The Trusts .....          850,656                 --            17,087
                                                      -------------        -----------        ----------
 Net realized gain (loss) ........................        9,779,929             59,913            94,610
                                                      -------------        -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (11,042,267)          (344,510)          (59,199)
                                                      -------------        -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (1,262,338)          (284,597)           35,411
                                                      -------------        -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $  (1,528,024)       $    59,580        $     (517)
                                                      =============        ===========        ==========



                                                        EQ/Equity        EQ/Evergreen      EQ/Evergreen
                                                        500 Index     International Bond       Omega
                                                      -------------   ------------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   1,618,271        $233,020        $        --
 Expenses:
  Asset-based charges ............................        1,858,979          64,939            127,992
                                                      -------------        --------        -----------
Net Investment Income (Loss) .....................         (240,708)        168,081           (127,992)
                                                      -------------        --------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        2,792,652          72,946            321,761
  Realized gain distribution from The Trusts .....        3,344,778           2,652            465,237
                                                      -------------        --------        -----------
 Net realized gain (loss) ........................        6,137,430          75,598            786,998
                                                      -------------        --------        -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,042,447)        204,973             79,171
                                                      -------------        --------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        5,094,983         280,571            866,169
                                                      -------------        --------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   4,854,275        $448,652        $   738,177
                                                      =============        ========        ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                     EQ/Franklin      EQ/Franklin
                                                    EQ/FI Mid Cap       Income      Small Cap Value
                                                    -------------   -------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --   $     661,934     $    5,394
 Expenses:
  Asset-based charges ............................      1,065,108         252,777         15,614
                                                    -------------   -------------     ----------
Net Investment Income (Loss) .....................     (1,065,108)        409,157        (10,220)
                                                    -------------   -------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,211,103         221,247        (11,184)
  Realized gain distribution from The Trusts .....      9,234,219          53,387          4,419
                                                    -------------   -------------     ----------
 Net realized gain (loss) ........................     13,445,322         274,634         (6,765)
                                                    -------------   -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,467,692)     (1,009,429)      (164,998)
                                                    -------------   -------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,977,630        (734,795)      (171,763)
                                                    -------------   -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,912,522   $    (325,638)    $ (181,983)
                                                    =============   =============     ==========



                                                         EQ/Franklin          EQ/GAMCO       EQ/GAMCO
                                                          Templeton          Mergers and   Small Company
                                                    Founding Strategy (a)   Acquisitions       Value
                                                    ---------------------   ------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $   64,004         $    50,519     $   99,307
 Expenses:
  Asset-based charges ............................           26,829             113,766        299,787
                                                         ----------         -----------     ----------
Net Investment Income (Loss) .....................           37,175             (63,247)      (200,480)
                                                         ----------         -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (33,770)            618,347        883,182
  Realized gain distribution from The Trusts .....              233             314,338        822,996
                                                         ----------         -----------     ----------
 Net realized gain (loss) ........................          (33,537)            932,685      1,706,178
                                                         ----------         -----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         (156,324)           (548,858)      (306,816)
                                                         ----------         -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (189,861)            383,827      1,399,362
                                                         ----------         -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ (152,686)        $   320,580     $1,198,882
                                                         ==========         ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007



                                                    EQ/International   EQ/JPMorgan        EQ/JPMorgan
                                                         Growth         Core Bond     Value Opportunities
                                                    ----------------   -----------    -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  37,843       $2,472,784        $     456,122
 Expenses:
  Asset-based charges ............................        79,202          861,741              512,708
                                                       ---------       ----------        -------------
Net Investment Income (Loss) .....................       (41,359)       1,611,043              (56,586)
                                                       ---------       ----------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       478,217         (374,349)           2,267,090
  Realized gain distribution from The Trusts .....       265,365               --            4,758,586
                                                       ---------       ----------        -------------
 Net realized gain (loss) ........................       743,582         (374,349)           7,025,676
                                                       ---------       ----------        -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (29,895)        (288,884)          (7,560,512)
                                                       ---------       ----------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       713,687         (663,233)            (534,836)
                                                       ---------       ----------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 672,328       $  947,810        $    (591,422)
                                                       =========       ==========        =============



                                                                                  EQ/Lord Abbett
                                                      EQ/Legg Mason    EQ/Long      Growth and
                                                       Value Equity   Term Bond       Income
                                                      -------------   ---------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $       --     $190,234     $    46,589
 Expenses:
  Asset-based charges ............................         60,503       64,511          68,683
                                                       ----------     --------     -----------
Net Investment Income (Loss) .....................        (60,503)     125,723         (22,094)
                                                       ----------     --------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         78,055          674         228,501
  Realized gain distribution from The Trusts .....        155,727           --         162,579
                                                       ----------     --------     -----------
 Net realized gain (loss) ........................        233,782          674         391,080
                                                       ----------     --------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (945,376)     186,906        (282,092)
                                                       ----------     --------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (711,594)     187,580         108,988
                                                       ----------     --------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (772,097)    $313,303     $    86,894
                                                       ==========     ========     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/Lord Abbett   EQ/Lord Abbett      EQ/Marsico
                                                    Large Cap Core    Mid Cap Value        Focus
                                                    --------------   --------------    -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  11,435      $      44,267     $     121,956
 Expenses:
  Asset-based charges ............................       21,308            118,130         1,044,589
                                                      ---------      -------------     -------------
Net Investment Income (Loss) .....................       (9,873)           (73,863)         (922,633)
                                                      ---------      -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      112,858            472,590         6,277,814
  Realized gain distribution from The Trusts .....       59,777            577,318         5,792,390
                                                      ---------      -------------     -------------
 Net realized gain (loss) ........................      172,635          1,049,908        12,070,204
                                                      ---------      -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (47,782)        (1,210,970)       (2,687,707)
                                                      ---------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      124,853           (161,062)        9,382,497
                                                      ---------      -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 114,980      $    (234,925)    $   8,459,864
                                                      =========      =============     =============



                                                                    EQ/Montag
                                                        EQ/Money    & Caldwell     EQ/Mutual
                                                         Market       Growth        Shares
                                                     -----------   -----------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $5,594,719    $   5,374     $       --
 Expenses:
  Asset-based charges ............................     1,755,208       25,684         78,236
                                                      ----------    ---------     ----------
Net Investment Income (Loss) .....................     3,839,511      (20,310)       (78,236)
                                                      ----------    ---------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (100,420)      81,005         71,971
  Realized gain distribution from The Trusts .....            --           --            709
                                                      ----------    ---------     ----------
 Net realized gain (loss) ........................      (100,420)      81,005         72,680
                                                      ----------    ---------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       102,158      230,785       (271,204)
                                                      ----------    ---------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         1,738      311,790       (198,524)
                                                      ----------    ---------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,841,249    $ 291,480     $ (276,760)
                                                      ==========    =========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                     EQ/Oppenheimer    EQ/Oppenheimer
                                                    EQ/Oppenheimer    Main Street        Main Street
                                                        Global        Opportunity         Small Cap
                                                    --------------   --------------    --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   6,303        $   3,217         $      --
 Expenses:
  Asset-based charges ............................       26,659            9,024            12,821
                                                      ---------        ---------         ---------
Net Investment Income (Loss) .....................      (20,356)          (5,807)          (12,821)
                                                      ---------        ---------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       54,650           22,443             9,027
  Realized gain distribution from The Trusts .....       25,912           33,938            17,585
                                                      ---------        ---------         ---------
 Net realized gain (loss) ........................       80,562           56,381            26,612
                                                      ---------        ---------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (62,744)         (54,223)          (89,406)
                                                      ---------        ---------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       17,818            2,158           (62,794)
                                                      ---------        ---------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $  (2,538)       $  (3,649)        $ (75,615)
                                                      =========        =========         =========




                                                        EQ/PIMCO       EQ/Short        EQ/Small
                                                      Real Return   Duration Bond   Company Index
                                                      ------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  385,074       $204,069     $     424,770
 Expenses:
  Asset-based charges ............................       171,332         75,697           501,526
                                                      ----------       --------     -------------
Net Investment Income (Loss) .....................       213,742        128,372           (76,756)
                                                      ----------       --------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (36,170)        49,217         3,220,381
  Realized gain distribution from The Trusts .....       137,728             --         2,229,207
                                                      ----------       --------     -------------
 Net realized gain (loss) ........................       101,558         49,217         5,449,588
                                                      ----------       --------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       882,798         14,575        (6,290,417)
                                                      ----------       --------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       984,356         63,792          (840,829)
                                                      ----------       --------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,198,098       $192,164     $    (917,585)
                                                      ==========       ========     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                         EQ/UBS
                                                    EQ/T. Rowe Price   EQ/Templeton    Growth and
                                                      Growth Stock        Growth         Income
                                                    ----------------   ------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $      13,119      $   24,487    $    26,564
 Expenses:
  Asset-based charges ............................         144,851          60,089         53,864
                                                     -------------      ----------    -----------
Net Investment Income (Loss) .....................        (131,732)        (35,602)       (27,300)
                                                     -------------      ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         470,989          73,384        298,208
  Realized gain distribution from The Trusts .....         971,797          13,967             --
                                                     -------------      ----------    -----------
 Net realized gain (loss) ........................       1,442,786          87,351        298,208
                                                     -------------      ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,699,319)       (133,785)      (268,254)
                                                     -------------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (256,533)        (46,434)        29,954
                                                     -------------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $    (388,265)     $  (82,036)   $     2,654
                                                     =============      ==========    ===========



                                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    EQ/Van Kampen   Emerging Markets      Mid Cap
                                                       Comstock          Equity            Growth
                                                    -------------   ----------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      95,329     $         --       $  17,626
 Expenses:
  Asset-based charges ............................        126,220        1,652,049          62,840
                                                    -------------     ------------       ---------
Net Investment Income (Loss) .....................        (30,891)      (1,652,049)        (45,214)
                                                    -------------     ------------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,486,720       23,076,744         284,094
  Realized gain distribution from The Trusts .....        214,793       23,102,945         368,680
                                                    -------------     ------------       ---------
 Net realized gain (loss) ........................      1,701,513       46,179,689         652,774
                                                    -------------     ------------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,589,997)      (6,078,957)         43,373
                                                    -------------     ------------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        111,516       40,100,732         696,147
                                                    -------------     ------------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      80,625     $ 38,448,683       $ 650,933
                                                    =============     ============       =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        MarketPLUS         MarketPLUS         MarketPLUS
                                                    International Core   Large Cap Core    Large Cap Growth
                                                    ------------------   --------------    ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $      99,488      $     128,695       $    288,036
 Expenses:
  Asset-based charges ............................          307,057            172,005          1,202,444
                                                      -------------      -------------       ------------
Net Investment Income (Loss) .....................         (207,569)           (43,310)          (914,408)
                                                      -------------      -------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        2,171,609            790,416         (8,098,352)
  Realized gain distribution from The Trusts .....        4,919,280          2,140,886                 --
                                                      -------------      -------------       ------------
 Net realized gain (loss) ........................        7,090,889          2,931,302         (8,098,352)
                                                      -------------      -------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (3,566,296)        (2,540,625)        20,263,265
                                                      -------------      -------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        3,524,593            390,677         12,164,913
                                                      -------------      -------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   3,317,024      $     347,367       $ 11,250,505
                                                      =============      =============       ============



                                                         MarketPLUS       Multimanager     Multimanager
                                                       Mid Cap Value   Aggressive Equity     Core Bond
                                                      --------------   -----------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   1,293,214      $   13,248        $1,528,177
 Expenses:
  Asset-based charges ............................         1,989,372         563,081           554,582
                                                       -------------      ----------        ----------
Net Investment Income (Loss) .....................          (696,158)       (549,833)          973,595
                                                       -------------      ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         6,412,426        (272,959)         (331,138)
  Realized gain distribution from The Trusts .....        29,794,655              --                --
                                                       -------------      ----------        ----------
 Net realized gain (loss) ........................        36,207,081        (272,959)         (331,138)
                                                       -------------      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (37,752,262)      5,110,031         1,023,110
                                                       -------------      ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (1,545,181)      4,837,072           691,972
                                                       -------------      ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $  (2,241,339)     $4,287,239        $1,665,567
                                                       =============      ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                     Multimanager
                                                    Multimanager    Multimanager    International
                                                     Health Care     High Yield         Equity
                                                    ------------   -------------    -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        --    $   5,751,023    $     198,675
 Expenses:
  Asset-based charges ............................      193,135        1,199,625          441,944
                                                    -----------    -------------    -------------
Net Investment Income (Loss) .....................     (193,135)       4,551,398         (243,269)
                                                    -----------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      412,540       (1,166,906)       3,295,965
  Realized gain distribution from The Trusts .....      954,703               --        1,658,670
                                                    -----------    -------------    -------------
 Net realized gain (loss) ........................    1,367,243       (1,166,906)       4,954,635
                                                    -----------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (186,666)      (1,849,716)      (1,484,569)
                                                    -----------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,180,577       (3,016,622)       3,470,066
                                                    -----------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   987,442    $   1,534,776    $   3,226,797
                                                    ===========    =============    =============



                                                       Multimanager   Multimanager    Multimanager
                                                        Large Cap       Large Cap      Large Cap
                                                       Core Equity       Growth          Value
                                                     --------------   ------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $      33,596    $       --    $     262,361
 Expenses:
  Asset-based charges ............................          100,418       187,294          357,575
                                                      -------------    ----------    -------------
Net Investment Income (Loss) .....................          (66,822)     (187,294)         (95,214)
                                                      -------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          874,645     1,026,479        1,624,804
  Realized gain distribution from The Trusts .....          551,674     1,351,639        2,414,182
                                                      -------------    ----------    -------------
 Net realized gain (loss) ........................        1,426,319     2,378,118        4,038,986
                                                      -------------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,000,895)     (978,018)      (3,367,583)
                                                      -------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          425,424     1,400,100          671,403
                                                      -------------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $     358,602    $1,212,806    $     576,189
                                                      =============    ==========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    Multimanager    Multimanager    Multimanager     Multimanager
                                                      Mid Cap          Mid Cap        Small Cap        Small Cap       Multimanager
                                                       Growth           Value           Growth          Value          Technology
                                                    ------------    ------------    -------------   ---------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       --       $       --     $         --     $    101,367     $       --
 Expenses:
  Asset-based charges ............................     309,605          359,855          130,674          534,807        525,337
                                                    ----------       ----------     ------------     ------------     ----------
Net Investment Income (Loss) .....................    (309,605)        (359,855)        (130,674)        (433,440)      (525,337)
                                                    ----------       ----------     ------------     ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   1,273,653         (587,854)          80,640         (301,845)     3,743,427
  Realized gain distribution from The Trusts .....   2,047,898        1,709,624          984,450        2,653,311             --
                                                    ----------       ----------     ------------     ------------     ----------
 Net realized gain (loss) ........................   3,321,551        1,121,770        1,065,090        2,351,466      3,743,427
                                                    ----------       ----------     ------------     ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (877,377)        (587,830)      (1,321,377)      (5,565,202)     1,909,898
                                                    ----------       ----------     ------------     ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   2,444,174          533,940         (256,287)      (3,213,736)     5,653,325
                                                    ----------       ----------     ------------     ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $2,134,569       $  174,085     $   (386,961)    $ (3,647,176)    $5,127,988
                                                    ==========       ==========     ============     ============     ==========

-------
(a) Commenced operation on May 29, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Aggressive                 AXA Conservative
                                                            Allocation                      Allocation
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    252,511     $   191,971    $    436,817    $    279,394
 Net realized gain (loss) on investments ........     2,078,690         754,654         672,134         193,902
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,520,870)        906,442        (382,382)        143,650
                                                   ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       810,331       1,853,067         726,569         616,946
                                                   ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       381,248         570,466         286,364          78,227
  Transfers between funds including
   guaranteed interest account, net .............     9,763,502       9,007,356       9,166,320       3,570,144
  Transfers for contract benefits and
   terminations .................................    (3,802,147)       (831,523)     (3,834,202)     (1,763,236)
  Contract maintenance charges ..................       (63,543)        (29,657)        (38,183)        (24,606)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,279,060       8,716,642       5,580,299       1,860,529
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (46,690)             --         (71,671)
                                                   ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     7,089,391      10,523,019       6,306,868       2,405,804
Net Assets - Beginning of Period ................    17,391,092       6,868,073      12,240,032       9,834,228
                                                   ------------     -----------    ------------    ------------
Net Assets - End of Period ......................  $ 24,480,483     $17,391,092    $ 18,546,900    $ 12,240,032
                                                   ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============     ===========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,205           1,057           1,388             975
 Redeemed .......................................          (749)           (339)           (880)           (791)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................           456             718             508             184
                                                   ============     ===========    ============    ============



                                                       AXA Conservative-Plus                AXA Moderate
                                                            Allocation                       Allocation
                                                  ------------------------------- --------------------------------
                                                        2007            2006            2007             2006
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    535,650    $    305,393    $   6,167,800    $   4,632,714
 Net realized gain (loss) on investments ........       954,535         459,763       23,687,374       16,525,296
 Change in unrealized appreciation
  (depreciation) of investments .................      (664,944)        359,666      (12,592,262)       9,825,690
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       825,241       1,124,822       17,262,912       30,983,700
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       401,329         138,670        3,554,030        2,836,850
  Transfers between funds including
   guaranteed interest account, net .............    11,589,753       4,767,835       11,560,892       (4,713,098)
  Transfers for contract benefits and
   terminations .................................    (3,277,237)     (1,314,587)     (48,454,592)     (42,598,134)
  Contract maintenance charges ..................       (40,712)        (31,955)        (921,932)        (965,715)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,673,133       3,559,963      (34,261,602)     (45,440,097)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (47,579)              --          (71,514)
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     9,498,374       4,637,206      (16,998,690)     (14,527,911)
Net Assets - Beginning of Period ................    17,927,887      13,290,681      361,797,495      376,325,406
                                                   ------------    ------------    -------------    -------------
Net Assets - End of Period ......................  $ 27,426,261    $ 17,927,887    $ 344,798,805    $ 361,797,495
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               72               48
 Redeemed .......................................            --              --             (115)            (138)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --              (43)             (90)
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,379             860              473              677
 Redeemed .......................................          (634)           (532)          (1,107)          (1,553)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           744             328             (634)            (876)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Moderate-Plus                EQ/AllianceBernstein
                                                             Allocation                       Common Stock
                                                  -------------------------------- -----------------------------------
                                                        2007             2006             2007              2006
                                                  ---------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,815,537    $  1,080,594    $    (1,830,618)  $    (1,056,098)
 Net realized gain (loss) on investments ........      6,765,018       1,912,544         (1,763,765)      (17,126,379)
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,928,324)      4,082,567         15,446,391        65,207,213
                                                   -------------    ------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................      4,652,231       7,075,705         11,852,008        47,024,736
                                                   -------------    ------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      2,654,637       1,162,631          2,512,081         2,530,379
  Transfers between funds including
   guaranteed interest account, net .............     50,568,239      48,869,632        (51,051,864)      (50,559,657)
  Transfers for contract benefits and
   terminations .................................    (11,054,225)     (5,760,081)       (63,484,902)      (64,120,978)
  Contract maintenance charges ..................       (317,869)       (136,146)        (1,518,413)       (1,839,391)
                                                   -------------    ------------    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     41,850,782      44,136,036       (113,543,098)     (113,989,647)
                                                   -------------    ------------    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --         (36,529)                --          (396,886)
                                                   -------------    ------------    ---------------   ---------------
Increase (Decrease) in Net Assets ...............     46,503,013      51,175,212       (101,691,090)      (67,361,797)
Net Assets - Beginning of Period ................     81,064,582      29,889,370        514,320,004       581,681,801
                                                   -------------    ------------    ---------------   ---------------
Net Assets - End of Period ......................  $ 127,567,595    $ 81,064,582    $   412,628,914   $   514,320,004
                                                   =============    ============    ===============   ===============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --              --                  3                16
 Redeemed .......................................             --              --                (66)              (72)
                                                   -------------    ------------    ---------------   ---------------
 Net Increase (Decrease) ........................             --              --                (63)              (56)
                                                   =============    ============    ===============   ===============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          4,863           4,846                  9                91
 Redeemed .......................................         (1,646)         (1,091)              (355)             (484)
                                                   -------------    ------------    ---------------   ---------------
 Net Increase (Decrease) ........................          3,217           3,755               (346)             (393)
                                                   =============    ============    ===============   ===============



                                                        EQ/AllianceBernstein
                                                            Intermediate                  EQ/AllianceBernstein
                                                        Government Securities                 International
                                                  --------------------------------- ---------------------------------
                                                        2007             2006             2007             2006
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    2,557,590   $   2,649,325    $    (352,585)   $     (35,737)
 Net realized gain (loss) on investments ........        (596,245)       (695,557)      31,478,502       24,976,328
 Change in unrealized appreciation
  (depreciation) of investments .................       3,117,884        (209,161)     (12,662,902)      10,950,680
                                                   --------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       5,079,229       1,744,607       18,463,015       35,891,271
                                                   --------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         555,059         884,109          900,894        1,048,397
  Transfers between funds including
   guaranteed interest account, net .............      (6,240,913)    (11,505,080)      (4,858,792)         156,084
  Transfers for contract benefits and
   terminations .................................     (15,249,455)    (16,890,778)     (22,785,317)     (18,095,466)
  Contract maintenance charges ..................        (196,818)       (247,650)        (511,666)        (515,601)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (21,132,127)    (27,759,399)     (27,254,881)     (17,406,586)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......              --         (96,140)           1,145          (42,757)
                                                   --------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (16,052,898)    (26,110,932)      (8,790,721)      18,441,928
Net Assets - Beginning of Period ................     110,433,894     136,544,826      190,688,837      172,246,909
                                                   --------------   -------------    -------------    -------------
Net Assets - End of Period ......................  $   94,380,996   $ 110,433,894    $ 181,898,116    $ 190,688,837
                                                   ==============   =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              40              27               64              152
 Redeemed .......................................             (73)            (82)            (216)            (293)
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................             (33)            (55)            (152)            (141)
                                                   ==============   =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             236             640              400            1,321
 Redeemed .......................................          (1,318)         (2,099)          (1,641)          (2,219)
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................          (1,082)         (1,459)          (1,241)            (898)
                                                   ==============   =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/AllianceBernstein             EQ/AllianceBernstein
                                                          Large Cap Growth                   Quality Bond
                                                  --------------------------------- -------------------------------
                                                        2007             2006             2007            2006
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,101,933)   $  (1,284,009)   $    587,781    $    457,568
 Net realized gain (loss) on investments ........     (3,298,112)      (7,479,562)       (126,432)       (246,386)
 Change in unrealized appreciation
  (depreciation) of investments .................     13,109,594        6,305,608          86,916         232,249
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      8,709,549       (2,457,963)        548,265         443,431
                                                   -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        576,166          723,434          71,717          62,388
  Transfers between funds including
   guaranteed interest account, net .............     (9,277,363)      (7,680,012)       (157,337)     (2,454,876)
  Transfers for contract benefits and
   terminations .................................     (9,211,396)      (8,847,038)     (2,809,482)     (3,262,724)
  Contract maintenance charges ..................       (195,219)        (242,151)        (48,010)        (56,125)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (18,107,812)     (16,045,767)     (2,943,112)     (5,711,337)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (3,455)        (750,178)             --         (34,034)
                                                   -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (9,401,718)     (19,253,908)     (2,394,847)     (5,301,940)
Net Assets - Beginning of Period ................     80,610,339       99,864,247      19,819,512      25,121,452
                                                   -------------    -------------    ------------    ------------
Net Assets - End of Period ......................  $  71,208,621    $  80,610,339    $ 17,424,665    $ 19,819,512
                                                   =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --              --              --
 Redeemed .......................................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................             --               --              --              --
                                                   =============    =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            324            1,317             180             396
 Redeemed .......................................         (2,801)          (3,701)           (358)           (756)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................         (2,477)          (2,384)           (178)           (360)
                                                   =============    =============    ============    ============



                                                        EQ/AllianceBernstein              EQ/AllianceBernstein
                                                          Small Cap Growth                      Value (e)
                                                  --------------------------------- ---------------------------------
                                                        2007             2006             2007             2006
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,425,849)   $  (1,589,100)   $   2,335,436    $     164,669
 Net realized gain (loss) on investments ........     20,005,792       13,487,213       49,668,863       15,905,854
 Change in unrealized appreciation
  (depreciation) of investments .................     (4,619,449)      (4,278,250)     (77,578,095)      11,920,233
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     13,960,494        7,619,863      (25,573,796)      27,990,756
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        537,778          609,567        1,087,382          856,355
  Transfers between funds including
   guaranteed interest account, net .............    (12,446,614)      (8,607,471)     319,698,557           20,755
  Transfers for contract benefits and
   terminations .................................    (11,297,746)     (10,682,017)     (32,962,689)     (17,798,692)
  Contract maintenance charges ..................       (272,834)        (313,853)        (700,895)        (415,350)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (23,479,416)     (18,993,774)     287,122,355      (17,336,932)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (1,734)         (29,177)              --         (131,696)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (9,520,656)     (11,403,088)     261,548,559       10,522,128
Net Assets - Beginning of Period ................    102,725,808      114,128,896      163,781,043      153,258,915
                                                   -------------    -------------    -------------    -------------
Net Assets - End of Period ......................  $  93,205,152    $ 102,725,808    $ 425,329,602    $ 163,781,043
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             15              103            4,554               --
 Redeemed .......................................           (164)            (164)            (454)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (149)             (61)           4,100               --
                                                   =============    =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            144              532           22,943            1,519
 Redeemed .......................................         (1,191)          (1,572)          (5,620)          (2,609)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................         (1,047)          (1,040)          17,323           (1,090)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        EQ/BlackRock
                                                   EQ/Ariel Appreciation II          Basic Value Equity
                                                  --------------------------- ---------------------------------
                                                       2007          2006           2007             2006
                                                  -------------- ------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (10,612)   $  (1,407)   $    (621,770)   $   1,890,145
 Net realized gain (loss) on investments ........       76,165        9,604       17,272,238       11,260,036
 Change in unrealized appreciation
  (depreciation) of investments .................     (123,806)      56,560      (16,021,564)      12,884,428
                                                    ----------    ---------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      (58,253)      64,757          628,904       26,034,609
                                                    ----------    ---------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        7,431        6,562          558,212          624,116
  Transfers between funds including
   guaranteed interest account, net .............      433,749      514,683      (11,090,916)     (12,426,504)
  Transfers for contract benefits and
   terminations .................................      (74,125)     (25,285)     (16,838,153)     (16,403,366)
  Contract maintenance charges ..................       (2,681)      (1,655)        (377,791)        (408,239)
                                                    ----------    ---------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      364,374      494,305      (27,748,648)     (28,613,993)
                                                    ----------    ---------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (354)              --         (379,424)
                                                    ----------    ---------    -------------    -------------
Increase (Decrease) in Net Assets ...............      306,121      558,708      (27,119,744)      (2,958,808)
Net Assets - Beginning of Period ................      802,966      244,258      151,184,168      154,142,976
                                                    ----------    ---------    -------------    -------------
Net Assets - End of Period ......................   $1,109,087    $ 802,966    $ 124,064,424    $ 151,184,168
                                                    ==========    =========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --               --               --
 Redeemed .......................................           --           --               --               --
                                                    ----------    ---------    -------------    -------------
 Net Increase (Decrease) ........................           --           --               --               --
                                                    ==========    =========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           84           65              169              520
 Redeemed .......................................          (54)         (18)          (1,284)          (1,857)
                                                    ----------    ---------    -------------    -------------
 Net Increase (Decrease) ........................           30           47           (1,115)          (1,337)
                                                    ==========    =========    =============    =============



                                                            EQ/BlackRock                 EQ/Boston Advisors
                                                        International Value                 Equity Income
                                                  -------------------------------- -------------------------------
                                                        2007             2006            2007            2006
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $      287,550   $  1,543,846    $     24,831    $    120,185
 Net realized gain (loss) on investments ........      17,325,410      7,946,215       1,786,893       1,033,038
 Change in unrealized appreciation
  (depreciation) of investments .................     (10,420,378)     6,928,413      (1,377,535)        759,059
                                                   --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       7,192,582     16,418,474         434,189       1,912,282
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         451,734        500,424          37,399          47,542
  Transfers between funds including
   guaranteed interest account, net .............      (1,360,437)     5,153,361      (2,327,254)      2,035,688
  Transfers for contract benefits and
   terminations .................................     (10,654,140)    (6,931,835)     (1,831,995)     (1,079,292)
  Contract maintenance charges ..................        (235,175)      (212,640)        (31,969)        (34,408)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (11,798,018)    (1,490,690)     (4,153,819)        969,530
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......              --         (5,905)             --         (33,621)
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............      (4,605,436)    14,921,879      (3,719,630)      2,848,191
Net Assets - Beginning of Period ................      85,580,308     70,658,429      15,579,628      12,731,437
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period ......................  $   80,974,872   $ 85,580,308    $ 11,859,998    $ 15,579,628
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --             --              --              --
 Redeemed .......................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................              --             --              --              --
                                                   ==============   ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             392          1,003             309             986
 Redeemed .......................................            (877)        (1,089)           (900)           (830)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................            (485)           (86)           (591)            156
                                                   ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Calvert                     EQ/Capital
                                                       Socially Responsible              Guardian Growth
                                                  ------------------------------- -----------------------------
                                                        2007            2006           2007           2006
                                                  ---------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $ (13,211)      $  (17,282)    $  (80,787)    $  (38,041)
 Net realized gain (loss) on investments ........       94,185          117,582        264,835        144,148
 Change in unrealized appreciation
  (depreciation) of investments .................       19,986          (60,259)      (399,894)       123,864
                                                     ---------       ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      100,960           40,041       (215,846)       229,971
                                                     ---------       ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       30,792           14,450         18,443         12,323
  Transfers between funds including
   guaranteed interest account, net .............       40,738           45,779      5,456,113      2,280,436
  Transfers for contract benefits and
   terminations .................................     (113,871)        (176,296)      (435,115)      (393,336)
  Contract maintenance charges ..................       (2,761)          (3,113)        (9,096)        (6,809)
                                                     ---------       ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (45,102)        (119,180)     5,030,345      1,892,614
                                                     ---------       ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --          (43,719)            --        (55,488)
                                                     ---------       ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............       55,858         (122,858)     4,814,499      2,067,097
Net Assets - Beginning of Period ................    1,055,032        1,177,890      4,323,619      2,256,522
                                                    ----------       ----------     ----------     ----------
Net Assets - End of Period ......................   $1,110,890       $1,055,032     $9,138,118     $4,323,619
                                                    ==========       ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --               --             --             --
 Redeemed .......................................           --               --             --             --
                                                     ---------       ----------     ----------     ----------
 Net Increase (Decrease) ........................           --               --             --             --
                                                     =========       ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           31               69            416            219
 Redeemed .......................................          (37)             (83)           (98)           (65)
                                                     ---------       ----------     ----------     ----------
 Net Increase (Decrease) ........................           (6)             (14)           318            154
                                                     =========       ==========     ==========     ==========



                                                             EQ/Capital             EQ/Caywood-Scholl High Yield
                                                        Guardian Research (b)                   Bond
                                                  --------------------------------- ----------------------------
                                                        2007             2006            2007           2006
                                                  ---------------- ---------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (265,686)  $     (576,262)   $  344,177    $  252,756
 Net realized gain (loss) on investments ........       9,779,929        4,769,185        59,913         2,075
 Change in unrealized appreciation
  (depreciation) of investments .................     (11,042,267)       2,457,133      (344,510)       41,234
                                                   --------------   --------------    ----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................      (1,528,024)       6,650,056        59,580       296,065
                                                   --------------   --------------    ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         357,647          358,544        28,081        30,888
  Transfers between funds including
   guaranteed interest account, net .............      24,989,019       (3,992,914)    1,200,473     3,850,816
  Transfers for contract benefits and
   terminations .................................      (9,705,756)      (7,654,166)     (603,593)     (361,154)
  Contract maintenance charges ..................        (207,197)        (198,213)      (13,485)      (11,476)
                                                   --------------   --------------    ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      15,433,713      (11,486,749)      611,476     3,509,074
                                                   --------------   --------------    ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          67,822          (83,915)           --        (8,534)
                                                   --------------   --------------    ----------    ----------
Increase (Decrease) in Net Assets ...............      13,973,511       (4,920,608)      671,056     3,796,605
Net Assets - Beginning of Period ................      64,390,147       69,310,755     5,611,588     1,814,983
                                                   --------------   --------------    ----------    ----------
Net Assets - End of Period ......................  $   78,363,658   $   64,390,147    $6,282,644    $5,611,588
                                                   ==============   ==============    ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --               --            --            --
 Redeemed .......................................              --               --            --            --
                                                   --------------   --------------    ----------    ----------
 Net Increase (Decrease) ........................              --               --            --            --
                                                   ==============   ==============    ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           2,641              297           392           585
 Redeemed .......................................          (1,577)          (1,227)         (338)         (252)
                                                   --------------   --------------    ----------    ----------
 Net Increase (Decrease) ........................           1,064             (930)           54           333
                                                   ==============   ==============    ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Davis New
                                                        York Venture (a)               EQ/Equity 500 Index
                                                  ----------------------------- ---------------------------------
                                                       2007           2006            2007             2006
                                                  -------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (35,928)    $     (444)   $    (240,708)   $      69,619
 Net realized gain (loss) on investments ........       94,610          2,104        6,137,430        4,501,996
 Change in unrealized appreciation
  (depreciation) of investments .................      (59,199)        49,050       (1,042,447)      13,183,931
                                                    ----------     ----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................         (517)        50,710        4,854,275       17,755,546
                                                    ----------     ----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       28,907         13,506          970,147          859,667
  Transfers between funds including
   guaranteed interest account, net .............    4,707,127      1,421,226       (7,661,457)     (10,380,443)
  Transfers for contract benefits and
   terminations .................................     (349,780)        (6,747)     (20,479,063)     (16,662,720)
  Contract maintenance charges ..................      (10,747)          (209)        (364,698)        (404,141)
                                                    ----------     ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,375,507      1,427,776      (27,535,071)     (26,587,637)
                                                    ----------     ----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          113            (29)          (2,777)           6,658
                                                    ----------     ----------    -------------    -------------
Increase (Decrease) in Net Assets ...............    4,375,103      1,478,457      (22,683,573)      (8,825,433)
Net Assets - Beginning of Period ................    1,478,457             --      140,120,140      148,945,573
                                                    ----------     ----------    -------------    -------------
Net Assets - End of Period ......................   $5,853,560     $1,478,457    $ 117,436,567    $ 140,120,140
                                                    ==========     ==========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --               --
 Redeemed .......................................           --             --               --               --
                                                    ----------     ----------    -------------    -------------
 Net Increase (Decrease) ........................           --             --               --               --
                                                    ==========     ==========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          473            148              226              445
 Redeemed .......................................          (81)           (12)          (1,122)          (1,416)
                                                    ----------     ----------    -------------    -------------
 Net Increase (Decrease) ........................          392            136             (896)            (971)
                                                    ==========     ==========    =============    =============



                                                           EQ/Evergreen                   EQ/Evergreen
                                                        International Bond                    Omega
                                                  ------------------------------ -------------------------------
                                                        2007           2006            2007            2006
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   168,081     $  (18,940)   $    (127,992)  $      56,665
 Net realized gain (loss) on investments ........        75,598          3,605          786,998       1,240,615
 Change in unrealized appreciation
  (depreciation) of investments .................       204,973         66,166           79,171        (929,749)
                                                    -----------     ----------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................       448,652         50,831          738,177         367,531
                                                    -----------     ----------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        42,658          9,357           57,727          29,256
  Transfers between funds including
   guaranteed interest account, net .............     7,743,610      2,922,247          723,641        (683,591)
  Transfers for contract benefits and
   terminations .................................      (634,159)      (142,909)      (1,349,891)       (919,427)
  Contract maintenance charges ..................        (9,792)        (6,521)         (22,356)        (25,855)
                                                    -----------     ----------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     7,142,317      2,782,174         (590,879)     (1,599,617)
                                                    -----------     ----------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --           (221)              --        (128,769)
                                                    -----------     ----------    -------------   -------------
Increase (Decrease) in Net Assets ...............     7,590,969      2,832,784          147,298      (1,360,855)
Net Assets - Beginning of Period ................     3,044,708        211,924        8,919,461      10,280,316
                                                    -----------     ----------    -------------   -------------
Net Assets - End of Period ......................   $10,635,677     $3,044,708    $   9,066,759   $   8,919,461
                                                    ===========     ==========    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --               --              --
 Redeemed .......................................            --             --               --              --
                                                    -----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................            --             --               --              --
                                                    ===========     ==========    =============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           798            428              272             198
 Redeemed .......................................          (120)          (144)            (346)           (388)
                                                    -----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................           678            284              (74)           (190)
                                                    ===========     ==========    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/FI Mid Cap               EQ/Franklin Income (a)
                                                  --------------------------------- -------------------------------
                                                        2007             2006             2007            2006
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,065,108)   $    1,303,263   $    409,157    $   22,356
 Net realized gain (loss) on investments ........     13,445,322         6,945,264        274,634         7,132
 Change in unrealized appreciation
  (depreciation) of investments .................     (7,467,692)         (804,489)    (1,009,429)       93,608
                                                   -------------    --------------   ------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................      4,912,522         7,444,038       (325,638)      123,096
                                                   -------------    --------------   ------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        455,430           327,746        329,622        19,911
  Transfers between funds including
   guaranteed interest account, net .............     (6,901,443)       (6,529,668)    17,737,303     6,378,745
  Transfers for contract benefits and
   terminations .................................     (7,730,811)       (6,857,295)    (2,055,211)      (62,510)
  Contract maintenance charges ..................       (167,106)         (181,613)       (38,458)       (1,793)
                                                   -------------    --------------   ------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (14,343,930)      (13,240,830)    15,973,256     6,334,353
                                                   -------------    --------------   ------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --          (107,501)           590            (2)
                                                   -------------    --------------   ------------    ----------
Increase (Decrease) in Net Assets ...............     (9,431,408)       (5,904,293)    15,648,208     6,457,447
Net Assets - Beginning of Period ................     76,090,322        81,994,615      6,457,447            --
                                                   -------------    --------------   ------------    ----------
Net Assets - End of Period ......................  $  66,658,914    $   76,090,322   $ 22,105,655    $6,457,447
                                                   =============    ==============   ============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --                --             --            --
 Redeemed .......................................             --                --             --            --
                                                   -------------    --------------   ------------    ----------
 Net Increase (Decrease) ........................             --                --             --            --
                                                   =============    ==============   ============    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            401               811          1,893           679
 Redeemed .......................................         (1,448)           (1,900)          (405)          (60)
                                                   -------------    --------------   ------------    ----------
 Net Increase (Decrease) ........................         (1,047)           (1,089)         1,488           619
                                                   =============    ==============   ============    ==========



                                                           EQ/Franklin            EQ/Franklin Templeton
                                                       Small Cap Value (a)        Founding Strategy (f)
                                                  -----------------------------   ---------------------
                                                       2007             2006              2007
                                                  --------------   ------------   ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (10,220)       $  (206)        $   37,175
 Net realized gain (loss) on investments ........       (6,765)         1,551            (33,537)
 Change in unrealized appreciation
  (depreciation) of investments .................     (164,998)         5,994           (156,324)
                                                    ----------        -------         ----------
 Net increase (decrease) in net assets from
  operations ....................................     (181,983)         7,339           (152,686)
                                                    ----------        -------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       17,849          6,674          1,634,986
  Transfers between funds including
   guaranteed interest account, net .............    1,248,291        350,536          3,749,803
  Transfers for contract benefits and
   terminations .................................     (102,545)          (445)          (736,227)
  Contract maintenance charges ..................       (2,775)          (109)            (6,819)
                                                    ----------        -------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,160,820        356,656          4,641,743
                                                    ----------        -------         ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           31            (13)               174
                                                    ----------        -------         ----------
Increase (Decrease) in Net Assets ...............      978,868        363,982          4,489,231
Net Assets - Beginning of Period ................      363,982             --                 --
                                                    ----------        -------         ----------
Net Assets - End of Period ......................   $1,342,850        $363,982        $4,489,231
                                                    ==========        ========        ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --                 --
 Redeemed .......................................           --           --                 --
                                                    ----------      --------        ----------
 Net Increase (Decrease) ........................           --           --                 --
                                                    ==========      ========        ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          199           42                633
 Redeemed .......................................          (95)          (8)              (161)
                                                    ----------      ----------      ----------
 Net Increase (Decrease) ........................          104           34                472
                                                    ==========      =========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/GAMCO Mergers                EQ/GAMCO Small
                                                         and Acquisitions                 Company Value
                                                  ------------------------------ -------------------------------
                                                        2007           2006            2007            2006
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (63,247)   $  302,813    $   (200,480)   $      7,561
 Net realized gain (loss) on investments ........        932,685        77,026       1,706,178         832,948
 Change in unrealized appreciation
  (depreciation) of investments .................       (548,858)      397,486        (306,816)      1,107,627
                                                   -------------    ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................        320,580       777,325       1,198,882       1,948,136
                                                   -------------    ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         16,565        36,560         217,062          85,383
  Transfers between funds including
   guaranteed interest account, net .............     (1,874,827)    2,877,690       9,459,472       2,597,487
  Transfers for contract benefits and
   terminations .................................       (401,189)     (211,170)     (2,150,843)     (1,016,200)
  Contract maintenance charges ..................        (32,017)      (21,714)        (49,192)        (30,127)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (2,291,468)    2,681,366       7,476,499       1,636,543
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --        (8,093)             --         (36,807)
                                                   -------------    ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (1,970,888)    3,450,598       8,675,381       3,547,872
Net Assets - Beginning of Period ................      9,125,250     5,674,652      14,559,245      11,011,373
                                                   -------------    ----------    ------------    ------------
Net Assets - End of Period ......................  $   7,154,362    $9,125,250    $ 23,234,626    $ 14,559,245
                                                   =============    ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --            --              --              --
 Redeemed .......................................             --            --              --              --
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................             --            --              --              --
                                                   =============    ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            304           338             434             296
 Redeemed .......................................           (483)          (96)           (178)           (234)
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................           (179)          242             256              62
                                                   =============    ==========    ============    ============



                                                     EQ/International Growth         EQ/JPMorgan Core Bond
                                                  ----------------------------- -------------------------------
                                                       2007           2006            2007            2006
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (41,359)    $   (2,880)   $  1,611,043    $  1,674,283
 Net realized gain (loss) on investments ........      743,582         91,912        (374,349)       (290,288)
 Change in unrealized appreciation
  (depreciation) of investments .................      (29,895)       237,333        (288,884)        132,667
                                                    ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      672,328        326,365         947,810       1,516,662
                                                    ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      108,437         37,497         249,638         184,251
  Transfers between funds including
   guaranteed interest account, net .............    4,859,874      1,819,919       2,947,050       5,807,526
  Transfers for contract benefits and
   terminations .................................     (471,820)      (143,996)     (7,431,466)     (6,848,561)
  Contract maintenance charges ..................      (14,640)        (2,986)       (139,544)       (145,973)
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,481,851      1,710,434      (4,374,322)     (1,002,757)
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (1,806)             --         (21,736)
                                                    ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    5,154,179      2,034,993      (3,426,512)        492,169
Net Assets - Beginning of Period ................    2,652,086        617,093      59,759,446      59,267,277
                                                    ----------     ----------    ------------    ------------
Net Assets - End of Period ......................   $7,806,265     $2,652,086    $ 56,332,934    $ 59,759,446
                                                    ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ==========     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          472            208             659             213
 Redeemed .......................................         (180)           (76)           (961)           (284)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................          292            132            (302)            (71)
                                                    ==========     ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/JPMorgan                   EQ/Legg Mason
                                                        Value Opportunities               Value Equity
                                                  ------------------------------- -----------------------------
                                                        2007            2006           2007           2006
                                                  --------------- --------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (56,586)   $  1,013,836     $  (60,503)    $  (31,299)
 Net realized gain (loss) on investments ........     7,025,676       2,017,119        233,782          2,097
 Change in unrealized appreciation
  (depreciation) of investments .................    (7,560,512)      3,111,521       (945,376)       224,402
                                                   ------------    ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      (591,422)      6,142,476       (772,097)       195,200
                                                   ------------    ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       158,514         212,859         21,750          1,482
  Transfers between funds including
   guaranteed interest account, net .............    (2,409,905)       (745,699)     4,805,336      2,948,187
  Transfers for contract benefits and
   terminations .................................    (4,501,182)     (4,221,319)      (230,226)      (179,124)
  Contract maintenance charges ..................      (105,998)       (114,417)        (9,820)        (5,859)
                                                   ------------    ------------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (6,858,571)     (4,868,576)     4,587,040      2,764,686
                                                   ------------    ------------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         3,424          57,686           (174)        (1,059)
                                                   ------------    ------------     ----------     ----------
Increase (Decrease) in Net Assets ...............    (7,446,569)      1,331,586      3,814,769      2,958,827
Net Assets - Beginning of Period ................    37,448,960      36,117,374      3,610,231        651,404
                                                   ------------    ------------     ----------     ----------
Net Assets - End of Period ......................  $ 30,002,391    $ 37,448,960     $7,425,000     $3,610,231
                                                   ============    ============     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15%Class A
 Issued .........................................            --              --             --             --
 Redeemed .......................................            --              --             --             --
                                                   ------------    ------------     ----------     ----------
 Net Increase (Decrease) ........................            --              --             --             --
                                                   ============    ============     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           137           1,382            485            330
 Redeemed .......................................          (550)         (1,722)           (99)           (71)
                                                   ------------    ------------     ----------     ----------
 Net Increase (Decrease) ........................          (413)           (340)           386            259
                                                   ============    ============     ==========     ==========



                                                                                       EQ/Lord Abbett
                                                        EQ/Long Term Bond             Growth and Income
                                                  ----------------------------- -----------------------------
                                                       2007           2006           2007           2006
                                                  -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  125,723     $   92,833     $  (22,094)    $    4,541
 Net realized gain (loss) on investments ........          674        (70,542)       391,080        114,963
 Change in unrealized appreciation
  (depreciation) of investments .................      186,906          7,727       (282,092)       235,372
                                                    ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      313,303         30,018         86,894        354,876
                                                    ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       19,167         22,704         13,137         26,316
  Transfers between funds including
   guaranteed interest account, net .............    1,346,813        717,426        (13,226)     3,757,644
  Transfers for contract benefits and
   terminations .................................     (538,409)      (221,274)      (604,940)      (234,848)
  Contract maintenance charges ..................      (11,563)        (9,089)        (9,911)        (4,382)
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      816,008        509,767       (614,940)     3,544,730
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --        (15,203)            --         (3,422)
                                                    ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    1,129,311        524,582       (528,046)     3,896,184
Net Assets - Beginning of Period ................    3,795,044      3,270,462      4,673,184        777,000
                                                    ----------     ----------     ----------     ----------
Net Assets - End of Period ......................   $4,924,355     $3,795,044     $4,145,138     $4,673,184
                                                    ==========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15%Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                    ==========     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          314            258            104            401
 Redeemed .......................................         (228)          (206)          (154)           (92)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           86             52            (50)           309
                                                    ==========     ==========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Lord Abbett                 EQ/Lord Abbett
                                                         Large Cap Core                  Mid Cap Value
                                                  ----------------------------- -------------------------------
                                                       2007           2006            2007            2006
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (9,873)    $   (1,589)   $     (73,863)  $     (29,281)
 Net realized gain (loss) on investments ........      172,635         39,407        1,049,908         508,514
 Change in unrealized appreciation
  (depreciation) of investments .................      (47,782)        65,646       (1,210,970)        358,406
                                                    ----------     ----------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................      114,980        103,464         (234,925)        837,639
                                                    ----------     ----------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        3,612          1,537           62,092          30,356
  Transfers between funds including
   guaranteed interest account, net .............      648,692        661,271        1,934,252        (353,858)
  Transfers for contract benefits and
   terminations .................................     (302,989)       (74,966)        (722,920)       (767,818)
  Contract maintenance charges ..................       (3,477)        (2,222)         (19,999)        (22,199)
                                                    ----------     ----------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      345,838        585,620        1,253,425      (1,113,519)
                                                    ----------     ----------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (2,959)              --         (21,721)
                                                    ----------     ----------    -------------   -------------
Increase (Decrease) in Net Assets ...............      460,818        686,125        1,018,500        (297,601)
Net Assets - Beginning of Period ................    1,304,153        618,028        7,322,413       7,620,014
                                                    ----------     ----------    -------------   -------------
Net Assets - End of Period ......................   $1,764,971     $1,304,153    $   8,340,913   $   7,322,413
                                                    ==========     ==========    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --              --
 Redeemed .......................................           --             --               --              --
                                                    ----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................           --             --               --              --
                                                    ==========     ==========    =============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           92             84              383             595
 Redeemed .......................................          (65)           (31)            (294)           (685)
                                                    ----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................           27             53               89             (90)
                                                    ==========     ==========    =============   =============



                                                          EQ/Marsico Focus                   EQ/Money Market
                                                  -------------------------------- -----------------------------------
                                                        2007             2006             2007              2006
                                                  ---------------- --------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (922,633)  $   (501,091)    $  3,839,511      $   3,589,418
 Net realized gain (loss) on investments ........      12,070,204      6,218,983         (100,420)          (250,487)
 Change in unrealized appreciation
  (depreciation) of investments .................      (2,687,707)      (434,922)         102,158            271,402
                                                   --------------   ------------     ------------      -------------
 Net increase (decrease) in net assets from
  operations ....................................       8,459,864      5,282,970        3,841,249          3,610,333
                                                   --------------   ------------     ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         257,898        297,370        3,327,844          3,550,235
  Transfers between funds including
   guaranteed interest account, net .............       1,293,421      7,225,252       52,675,711         46,462,258
  Transfers for contract benefits and
   terminations .................................     (10,208,713)    (7,527,960)     (56,911,292)       (51,173,746)
  Contract maintenance charges ..................        (191,129)      (186,296)        (253,910)          (260,146)
                                                   --------------   ------------     ------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (8,848,523)      (191,634)      (1,161,647)        (1,421,399)
                                                   --------------   ------------     ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......              --        (33,466)            (825)           (56,791)
                                                   --------------   ------------     ------------      -------------
Increase (Decrease) in Net Assets ...............        (388,659)     5,057,870        2,678,777          2,132,143
Net Assets - Beginning of Period ................      73,392,571     68,334,701      119,207,021        117,074,878
                                                   --------------   ------------     ------------      -------------
Net Assets - End of Period ......................  $   73,003,912   $ 73,392,571     $121,885,798      $ 119,207,021
                                                   ==============   ============     ============      =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --             --              569                447
 Redeemed .......................................              --             --             (572)              (423)
                                                   --------------   ------------     ------------      -------------
 Net Increase (Decrease) ........................              --             --               (3)                24
                                                   ==============   ============     ============      =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             494          1,408            6,067              7,996
 Redeemed .......................................          (1,011)        (1,421)          (6,093)            (8,071)
                                                   --------------   ------------     ------------      -------------
 Net Increase (Decrease) ........................            (517)           (13)             (26)               (75)
                                                   ==============   ============     ============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Montag
                                                        & Caldwell Growth           EQ/Mutual Shares (a)
                                                  ----------------------------- -----------------------------
                                                       2007           2006           2007           2006
                                                  -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (20,310)    $  (15,603)    $  (78,236)    $   (1,648)
 Net realized gain (loss) on investments ........       81,005         28,526         72,680          3,317
 Change in unrealized appreciation
  (depreciation) of investments .................      230,785         72,687       (271,204)        48,668
                                                    ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      291,480         85,610       (276,760)        50,337
                                                    ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       11,470            374        207,306            533
  Transfers between funds including
   guaranteed interest account, net .............    1,679,763        (49,259)     6,166,416      1,489,832
  Transfers for contract benefits and
   terminations .................................     (113,483)       (40,558)      (324,348)       (34,622)
  Contract maintenance charges ..................       (3,577)        (3,961)       (11,932)          (394)
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,574,173        (93,404)     6,037,442      1,455,349
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --        (10,674)           180            (12)
                                                    ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    1,865,653        (18,468)     5,760,862      1,505,674
Net Assets - Beginning of Period ................    1,363,595      1,382,063      1,505,674             --
                                                    ----------     ----------     ----------     ----------
Net Assets - End of Period ......................   $3,229,248     $1,363,595     $7,266,536     $1,505,674
                                                    ==========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                    ==========     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          353             67            620            152
 Redeemed .......................................          (77)           (87)           (83)           (11)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................          276            (20)           537            141
                                                    ==========     ==========     ==========     ==========



                                                                                        EQ/Oppenheimer
                                                          EQ/Oppenheimer                 Main Street
                                                            Global (a)                 Opportunity (a)
                                                  ------------------------------ ----------------------------
                                                       2007            2006           2007          2006
                                                  -------------- --------------- ------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (20,356)     $   (946)     $     (5,807)    $    971
 Net realized gain (loss) on investments ........       80,562         1,554            56,381        1,479
 Change in unrealized appreciation
  (depreciation) of investments .................      (62,744)       17,249           (54,223)       7,408
                                                    ----------      --------       -----------     --------
 Net increase (decrease) in net assets from
  operations ....................................       (2,538)       17,857            (3,649)       9,858
                                                    ----------      --------       -----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       13,478         2,211               942           80
  Transfers between funds including
   guaranteed interest account, net .............    2,308,218       500,647           539,772      313,723
  Transfers for contract benefits and
   terminations .................................     (108,552)       (1,172)         (100,230)      (1,438)
  Contract maintenance charges ..................       (4,748)         (167)           (2,405)        (344)
                                                    ----------      --------       -----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,208,396       501,519           438,079      312,021
                                                    ----------      --------       -----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           71            (3)               --         (15)
                                                    ----------      --------       -----------     --------
Increase (Decrease) in Net Assets ...............    2,205,929       519,373           434,430      321,864
Net Assets - Beginning of Period ................      519,373            --           321,864           --
                                                    ----------      --------       -----------     --------
Net Assets - End of Period ......................   $2,725,302      $519,373       $   756,294     $321,864
                                                    ==========      ========       ===========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --            --                --           --
 Redeemed .......................................           --            --                --           --
                                                    ----------      --------       -----------     --------
 Net Increase (Decrease) ........................           --            --                --           --
                                                    ==========      ========       ===========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          236            52                66           38
 Redeemed .......................................          (47)           (5)              (27)          (9)
                                                    ----------      --------       -----------     --------
 Net Increase (Decrease) ........................          189            47                39           29
                                                    ==========      ========       ===========     ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Oppenheimer
                                                           Main Street                      EQ/PIMCO
                                                          Small Cap (a)                    Real Return
                                                  ------------------------------ -------------------------------
                                                       2007            2006            2007            2006
                                                  -------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (12,821)     $     439     $    213,742    $    284,275
 Net realized gain (loss) on investments ........       26,612            444          101,558         (73,146)
 Change in unrealized appreciation
  (depreciation) of investments .................      (89,406)         5,321          882,798        (306,504)
                                                    ----------      ---------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      (75,615)         6,204        1,198,098         (95,375)
                                                    ----------      ---------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       48,000            241          105,012          23,002
  Transfers between funds including
   guaranteed interest account, net .............      705,963        393,593        5,910,037       4,022,227
  Transfers for contract benefits and
   terminations .................................      (28,820)         (418)       (1,660,335)     (1,160,471)
  Contract maintenance charges ..................       (1,311)            --          (33,315)        (23,151)
                                                    ----------      ---------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      723,832        393,416        4,321,399       2,861,607
                                                    ----------      ---------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --             (1)              --         (21,714)
                                                    ----------      ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............      648,217        399,619        5,519,497       2,744,518
Net Assets - Beginning of Period ................      399,619             --       10,531,911       7,787,393
                                                    ----------      ---------     ------------    ------------
Net Assets - End of Period ......................   $1,047,836      $ 399,619     $ 16,051,408    $ 10,531,911
                                                    ==========      =========     ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --              --
 Redeemed .......................................           --             --               --              --
                                                    ----------      ---------     ------------    ------------
 Net Increase (Decrease) ........................           --             --               --              --
                                                    ==========      =========     ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           84             38              877             778
 Redeemed .......................................          (22)            (2)            (462)           (488)
                                                    ----------      ---------     ------------    ------------
 Net Increase (Decrease) ........................           62             36              415             290
                                                    ==========      =========     ============    ============



                                                             EQ/Short                       EQ/Small
                                                          Duration Bond                   Company Index
                                                  ------------------------------ -------------------------------
                                                        2007           2006            2007            2006
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     128,372    $   97,405    $    (76,756)   $    (69,735)
 Net realized gain (loss) on investments ........         49,217        91,685       5,449,588       3,913,547
 Change in unrealized appreciation
  (depreciation) of investments .................         14,575       (36,507)     (6,290,417)      1,366,382
                                                   -------------    ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................        192,164       152,583        (917,585)      5,210,194
                                                   -------------    ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         60,638        38,078         244,297         109,506
  Transfers between funds including
   guaranteed interest account, net .............        760,594     3,372,770      (2,401,635)      1,095,967
  Transfers for contract benefits and
   terminations .................................     (1,206,052)     (691,489)     (3,976,376)     (4,152,473)
  Contract maintenance charges ..................         (9,921)       (7,018)        (96,789)        (97,936)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (394,741)    2,712,341      (6,230,503)     (3,044,936)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --       (13,352)             --         (97,539)
                                                   -------------    ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............       (202,577)    2,851,572      (7,148,088)      2,067,719
Net Assets - Beginning of Period ................      5,153,903     2,302,331      36,560,036      34,492,317
                                                   -------------    ----------    ------------    ------------
Net Assets - End of Period ......................  $   4,951,326    $5,153,903    $ 29,411,948    $ 36,560,036
                                                   =============    ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --            --              --              --
 Redeemed .......................................             --            --              --              --
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................             --            --              --              --
                                                   =============    ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            322           837             211             528
 Redeemed .......................................           (358)         (562)           (573)           (724)
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................            (36)          275            (362)           (196)
                                                   =============    ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/T. Rowe Price                EQ/Templeton
                                                         Growth Stock (c)                 Growth (a)
                                                  ------------------------------ -----------------------------
                                                        2007           2006           2007           2006
                                                  --------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (131,732)    $  (26,342)    $  (35,602)    $   (1,275)
 Net realized gain (loss) on investments ........     1,442,786         69,881         87,351          4,976
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,699,319)      (159,808)      (133,785)        34,707
                                                   ------------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      (388,265)      (116,269)       (82,036)        38,408
                                                   ------------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        66,933         29,006        170,012           (127)
  Transfers between funds including
   guaranteed interest account, net .............    17,343,503        (34,857)     3,590,598      1,567,807
  Transfers for contract benefits and
   terminations .................................      (965,749)      (187,434)      (247,523)       (12,379)
  Contract maintenance charges ..................       (19,373)        (5,458)        (9,353)          (370)
                                                   ------------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    16,425,314       (198,743)     3,503,734      1,554,931
                                                   ------------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        29,641        (18,556)           113            (26)
                                                   ------------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    16,066,690       (333,568)     3,421,811      1,593,313
Net Assets - Beginning of Period ................     1,628,067      1,961,635      1,593,313             --
                                                   ------------     ----------     ----------     ----------
Net Assets - End of Period ......................  $ 17,694,757     $1,628,067     $5,015,124     $1,593,313
                                                   ============     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --             --             --
 Redeemed .......................................            --             --             --             --
                                                   ------------     ----------     ----------     ----------
 Net Increase (Decrease) ........................            --             --             --             --
                                                   ============     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,124             44            495            173
 Redeemed .......................................          (186)           (57)          (180)           (25)
                                                   ------------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           938            (13)           315            148
                                                   ============     ==========     ==========     ==========



                                                             EQ/UBS                      EQ/Van Kampen
                                                        Growth and Income                  Comstock
                                                  ----------------------------- -------------------------------
                                                       2007           2006            2007            2006
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (27,300)    $  (15,991)   $     (30,891)   $   163,976
 Net realized gain (loss) on investments ........      298,208         84,515        1,701,513        201,067
 Change in unrealized appreciation
  (depreciation) of investments .................     (268,254)       281,892       (1,589,997)       968,231
                                                    ----------     ----------    -------------    -----------
 Net increase (decrease) in net assets from
  operations ....................................        2,654        350,416           80,625      1,333,274
                                                    ----------     ----------    -------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       46,441          4,004           21,641        259,675
  Transfers between funds including
   guaranteed interest account, net .............      235,729      1,364,806       (5,203,230)     4,388,901
  Transfers for contract benefits and
   terminations .................................     (671,495)      (233,323)      (1,709,307)      (938,485)
  Contract maintenance charges ..................      (10,846)        (7,671)         (37,069)       (33,062)
                                                    ----------     ----------    -------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (400,171)     1,127,816       (6,927,965)     3,677,029
                                                    ----------     ----------    -------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (9,817)              --        (17,947)
                                                    ----------     ----------    -------------    -----------
Increase (Decrease) in Net Assets ...............     (397,517)     1,468,415       (6,847,340)     4,992,356
Net Assets - Beginning of Period ................    3,536,610      2,068,195       12,476,856      7,484,500
                                                    ----------     ----------    -------------    -----------
Net Assets - End of Period ......................   $3,139,093     $3,536,610    $   5,629,516    $12,476,856
                                                    ==========     ==========    =============    ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --             --
 Redeemed .......................................           --             --               --             --
                                                    ----------     ----------    -------------    -----------
 Net Increase (Decrease) ........................           --             --               --             --
                                                    ==========     ==========    =============    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          231            343              262            517
 Redeemed .......................................         (292)          (147)            (812)          (190)
                                                    ----------     ----------    -------------    -----------
 Net Increase (Decrease) ........................          (61)           196             (550)           327
                                                    ==========     ==========    =============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Van Kampen                   EQ/Van Kampen
                                                       Emerging Markets Equity             Mid Cap Growth
                                                  --------------------------------- -----------------------------
                                                        2007             2006            2007           2006
                                                  ---------------- ---------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,652,049)    $   (931,411)    $  (45,214)    $  (32,901)
 Net realized gain (loss) on investments ........     46,179,689       22,512,438        652,774        138,569
 Change in unrealized appreciation
  (depreciation) of investments .................     (6,078,957)       5,820,662         43,373        (26,737)
                                                   -------------     ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     38,448,683       27,401,689        650,933         78,931
                                                   -------------     ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        526,389          462,058         85,732         17,430
  Transfers between funds including
   guaranteed interest account, net .............      1,163,300        6,590,006      5,819,606        778,139
  Transfers for contract benefits and
   terminations .................................    (13,567,931)      (8,241,522)      (629,594)      (322,098)
  Contract maintenance charges ..................       (294,127)        (240,882)       (12,349)        (8,393)
                                                   -------------     ------------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (12,172,369)      (1,430,340)     5,263,395        465,078
                                                   -------------     ------------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --         (205,468)            --         (8,144)
                                                   -------------     ------------     ----------     ----------
Increase (Decrease) in Net Assets ...............     26,276,314       25,765,881      5,914,328        535,865
Net Assets - Beginning of Period ................    105,933,906       80,168,025      2,609,973      2,074,108
                                                   -------------     ------------     ----------     ----------
Net Assets - End of Period ......................  $ 132,210,220     $105,933,906     $8,524,301     $2,609,973
                                                   =============     ============     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --             --             --
 Redeemed .......................................             --               --             --             --
                                                   -------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................             --               --             --             --
                                                   =============     ============     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          1,402            2,631            463            305
 Redeemed .......................................         (2,017)          (2,746)          (129)          (277)
                                                   -------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................           (615)            (115)           334             28
                                                   =============     ============     ==========     ==========



                                                            MarketPLUS                      MarketPLUS
                                                        International Core                Large Cap Core
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (207,569)   $     12,016    $    (43,310)   $    (85,463)
 Net realized gain (loss) on investments ........     7,090,889       3,602,537       2,931,302         345,705
 Change in unrealized appreciation
  (depreciation) of investments .................    (3,566,296)        147,272      (2,540,625)      1,137,183
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     3,317,024       3,761,825         347,367       1,397,425
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        41,859          71,906          64,803          80,222
  Transfers between funds including
   guaranteed interest account, net .............       885,642       1,793,949      (1,051,690)     (1,361,206)
  Transfers for contract benefits and
   terminations .................................    (2,899,270)     (2,047,150)     (1,896,621)     (1,455,335)
  Contract maintenance charges ..................       (65,055)        (66,540)        (26,245)        (33,301)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,036,824)       (247,835)     (2,909,753)     (2,769,620)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --        (125,628)             --        (166,564)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     1,280,200       3,388,362      (2,562,386)     (1,538,759)
Net Assets - Beginning of Period ................    24,235,694      20,847,332      12,688,781      14,227,540
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 25,515,894    $ 24,235,694    $ 10,126,395    $ 12,688,781
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           298             641              62              98
 Redeemed .......................................          (428)           (652)           (328)           (382)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (130)            (11)           (266)           (284)
                                                   ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MarketPLUS                        MarketPLUS
                                                          Large Cap Growth                    Mid Cap Value
                                                  --------------------------------- ---------------------------------
                                                        2007             2006             2007             2006
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (914,408)  $  (1,302,557)   $    (696,158)   $  (1,732,784)
 Net realized gain (loss) on investments ........      (8,098,352)    (12,020,318)      36,207,081       19,483,232
 Change in unrealized appreciation
  (depreciation) of investments .................      20,263,265      18,858,380      (37,752,262)      (2,138,466)
                                                   --------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      11,250,505       5,535,505       (2,241,339)      15,611,982
                                                   --------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         676,364         642,075          459,952          796,406
  Transfers between funds including
   guaranteed interest account, net .............      (3,453,046)     (9,538,568)     (16,558,515)     (10,886,111)
  Transfers for contract benefits and
   terminations .................................     (11,666,587)    (10,633,070)     (15,301,868)     (14,957,029)
  Contract maintenance charges ..................        (264,393)       (307,214)        (361,305)        (408,818)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (14,707,662)    (19,836,777)     (31,761,736)     (25,455,552)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          (7,407)       (230,423)              --         (115,415)
                                                   --------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............      (3,464,564)    (14,531,695)     (34,003,075)      (9,958,985)
Net Assets - Beginning of Period ................      88,504,108     103,035,803      148,272,066      158,231,051
                                                   --------------   -------------    -------------    -------------
Net Assets - End of Period ......................  $   85,039,545   $  88,504,108    $ 114,268,991    $ 148,272,066
                                                   ==============   =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --              --               --               --
 Redeemed .......................................              --              --               --               --
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................              --              --               --               --
                                                   ==============   =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             348             558              124              840
 Redeemed .......................................          (1,274)         (1,941)          (1,864)          (2,394)
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................            (926)         (1,383)          (1,740)          (1,554)
                                                   ==============   =============    =============    =============



                                                            Multimanager                    Multimanager
                                                         Aggressive Equity                    Core Bond
                                                  -------------------------------- -------------------------------
                                                        2007             2006            2007            2006
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (549,833)  $   (599,825)   $    973,595    $  1,124,216
 Net realized gain (loss) on investments ........        (272,959)    (1,914,810)       (331,138)       (319,601)
 Change in unrealized appreciation
  (depreciation) of investments .................       5,110,031      4,159,610       1,023,110          92,744
                                                   --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       4,287,239      1,644,975       1,665,567         897,359
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         175,306        390,851         177,231         174,300
  Transfers between funds including
   guaranteed interest account, net .............      (4,244,923)    (4,533,349)        218,381      (2,012,818)
  Transfers for contract benefits and
   terminations .................................      (5,884,666)    (5,386,547)     (5,392,191)     (5,267,785)
  Contract maintenance charges ..................        (174,628)      (201,180)        (80,459)        (96,683)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (10,128,911)    (9,730,225)     (5,077,038)     (7,202,986)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          (1,387)       (40,900)             --         (26,225)
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............      (5,843,059)    (8,126,150)     (3,411,471)     (6,331,852)
Net Assets - Beginning of Period ................      46,523,466     54,649,616      39,742,412      46,074,264
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period ......................  $   40,680,407   $ 46,523,466    $ 36,330,941    $ 39,742,412
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................               2              5              --              --
 Redeemed .......................................             (43)           (48)             --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................             (41)           (43)             --              --
                                                   ==============   ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................              16             51             462             752
 Redeemed .......................................            (133)          (175)           (904)         (1,393)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................            (117)          (124)           (442)           (641)
                                                   ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                     Multimanager
                                                            Health Care                      High Yield
                                                  ------------------------------- ---------------------------------
                                                        2007            2006            2007             2006
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (193,135)   $    (66,990)   $    4,551,398   $    4,615,560
 Net realized gain (loss) on investments ........     1,367,243         926,098        (1,166,906)      (1,490,273)
 Change in unrealized appreciation
  (depreciation) of investments .................      (186,666)       (322,035)       (1,849,716)       4,235,801
                                                   ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................       987,442         537,073         1,534,776        7,361,088
                                                   ------------    ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        41,691          43,369           486,104          436,219
  Transfers between funds including
   guaranteed interest account, net .............    (1,474,232)     (1,010,292)       (4,657,273)      (4,973,344)
  Transfers for contract benefits and
   terminations .................................    (1,857,105)     (1,393,394)      (10,755,360)     (11,582,983)
  Contract maintenance charges ..................       (36,124)        (43,873)         (212,108)        (241,230)
                                                   ------------    ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,325,770)     (2,404,190)      (15,138,637)     (16,361,338)
                                                   ------------    ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --        (105,195)           (1,216)          28,312
                                                   ------------    ------------    --------------   --------------
Increase (Decrease) in Net Assets ...............    (2,338,328)     (1,972,312)      (13,605,077)      (8,971,938)
Net Assets - Beginning of Period ................    14,626,365      16,598,677        88,811,096       97,783,034
                                                   ------------    ------------    --------------   --------------
Net Assets - End of Period ......................  $ 12,288,037    $ 14,626,365    $   75,206,019   $   88,811,096
                                                   ============    ============    ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --                64               35
 Redeemed .......................................            --              --               (81)             (52)
                                                   ------------    ------------    --------------   --------------
 Net Increase (Decrease) ........................            --              --               (17)             (17)
                                                   ============    ============    ==============   ==============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           128             295               175              565
 Redeemed .......................................          (393)           (501)             (621)          (1,083)
                                                   ------------    ------------    --------------   --------------
 Net Increase (Decrease) ........................          (265)           (206)             (446)            (518)
                                                   ============    ============    ==============   ==============



                                                                                           Multimanager
                                                           Multimanager                      Large Cap
                                                       International Equity                 Core Equity
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (243,269)   $    176,632    $     (66,822)  $     (52,790)
 Net realized gain (loss) on investments ........     4,954,635       4,166,842        1,426,319         880,741
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,484,569)      1,301,334       (1,000,895)        226,064
                                                   ------------    ------------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................     3,226,797       5,644,808          358,602       1,054,015
                                                   ------------    ------------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       184,561         129,341           36,227          17,079
  Transfers between funds including
   guaranteed interest account, net .............    (1,341,866)      4,773,797         (185,981)       (589,562)
  Transfers for contract benefits and
   terminations .................................    (3,237,381)     (2,275,598)      (1,060,109)       (926,783)
  Contract maintenance charges ..................       (73,382)        (64,772)         (18,633)        (20,129)
                                                   ------------    ------------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (4,468,068)      2,562,768       (1,228,496)     (1,519,395)
                                                   ------------    ------------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (77,830)              --         (73,629)
                                                   ------------    ------------    -------------   -------------
Increase (Decrease) in Net Assets ...............    (1,241,271)      8,129,746         (869,894)       (539,009)
Net Assets - Beginning of Period ................    30,206,742      22,076,996        9,024,220       9,563,229
                                                   ------------    ------------    -------------   -------------
Net Assets - End of Period ......................  $ 28,965,471    $ 30,206,742    $   8,154,326   $   9,024,220
                                                   ============    ============    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               --              --
 Redeemed .......................................            --              --               --              --
                                                   ------------    ------------    -------------   -------------
 Net Increase (Decrease) ........................            --              --               --              --
                                                   ============    ============    =============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           283             957              109             108
 Redeemed .......................................          (523)           (779)            (205)           (241)
                                                   ------------    ------------    -------------   -------------
 Net Increase (Decrease) ........................          (240)            178              (96)           (133)
                                                   ============    ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                    Multimanager
                                                         Large Cap Growth                 Large Cap Value
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (187,294)   $   (215,182)   $    (95,214)   $    281,547
 Net realized gain (loss) on investments ........     2,378,118       1,931,766       4,038,986       2,361,432
 Change in unrealized appreciation
  (depreciation) of investments .................      (978,018)     (1,972,979)     (3,367,583)      1,243,955
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,212,806        (256,395)        576,189       3,886,934
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        55,962          66,720          38,863          89,380
  Transfers between funds including
   guaranteed interest account, net .............    (1,703,901)         80,825       1,662,951       2,203,081
  Transfers for contract benefits and
   terminations .................................    (1,990,200)     (1,955,753)     (4,093,516)     (2,668,829)
  Contract maintenance charges ..................       (29,650)        (36,759)        (60,664)        (62,152)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,667,789)     (1,844,967)     (2,452,366)       (438,520)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --        (101,005)             --         (87,206)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (2,454,983)     (2,202,367)     (1,876,177)      3,361,208
Net Assets - Beginning of Period ................    14,221,275      16,423,642      25,580,139      22,218,931
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 11,766,292    $ 14,221,275    $ 23,703,962    $ 25,580,139
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           124             396             397             851
 Redeemed .......................................          (487)           (593)           (564)           (884)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (363)           (197)           (167)            (33)
                                                   ============    ============    ============    ============



                                                           Multimanager                    Multimanager
                                                          Mid Cap Growth                   Mid Cap Value
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (309,605)   $   (222,729)   $   (359,855)   $     51,686
 Net realized gain (loss) on investments ........     3,321,551       4,046,415       1,121,770       2,956,406
 Change in unrealized appreciation
  (depreciation) of investments .................      (877,377)     (2,060,447)       (587,830)        215,129
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     2,134,569       1,763,239         174,085       3,223,221
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        66,650          52,368         104,205          29,279
  Transfers between funds including
   guaranteed interest account, net .............    (1,027,442)     (1,403,702)     (5,052,611)       (651,837)
  Transfers for contract benefits and
   terminations .................................    (2,620,428)     (2,495,410)     (3,175,499)     (2,289,804)
  Contract maintenance charges ..................       (50,140)        (59,533)        (59,436)        (63,878)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,631,360)     (3,906,277)     (8,183,341)     (2,976,240)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (73,677)             --         (43,864)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (1,496,791)     (2,216,715)     (8,009,256)        203,117
Net Assets - Beginning of Period ................    21,974,731      24,191,446      26,785,652      26,582,535
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 20,477,940    $ 21,974,731    $ 18,776,396    $ 26,785,652
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           257             378             195             489
 Redeemed .......................................          (570)           (754)           (754)           (722)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (313)           (376)           (559)           (233)
                                                   ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                            Multimanager
                                                       Small Cap Growth (d)                      Small Cap Value
                                                  ------------------------------         --------------------------------
                                                        2007           2006                    2007             2006
                                                  --------------- --------------         ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (130,674)    $    4,901            $     (433,440)  $  1,705,013
 Net realized gain (loss) on investments ........     1,065,090        210,658                 2,351,466      5,629,092
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,321,377)      (288,875)               (5,565,202)    (1,221,932)
                                                   ------------     ----------            --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................      (386,961)       (73,316)               (3,647,176)     6,112,173
                                                   ------------     ----------            --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        47,792         36,941                   117,915        181,896
  Transfers between funds including
   guaranteed interest account, net .............     5,619,159      3,369,341                (7,371,753)    (3,794,909)
  Transfers for contract benefits and
   terminations .................................    (1,281,669)      (447,786)               (4,698,108)    (4,732,922)
  Contract maintenance charges ..................       (22,096)       (14,904)                  (93,439)      (118,728)
                                                   ------------     ----------            --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,363,186      2,943,592               (12,045,385)    (8,464,663)
                                                   ------------     ----------            --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         3,402        (22,204)                       --        (16,298)
                                                   ------------     ----------            --------------   ------------
Increase (Decrease) in Net Assets ...............     3,979,627      2,848,072               (15,692,561)    (2,368,788)
Net Assets - Beginning of Period ................     6,423,401      3,575,329                43,974,127     46,342,915
                                                   ------------     ----------            --------------   ------------
Net Assets - End of Period ......................  $ 10,403,028     $6,423,401            $   28,281,566   $ 43,974,127
                                                   ============     ==========            ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --                        --             --
 Redeemed .......................................            --             --                        --             --
                                                   ------------     ----------            --------------   ------------
 Net Increase (Decrease) ........................            --             --                        --             --
                                                   ============     ==========            ==============   ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,057          1,062                        83            557
 Redeemed .......................................          (628)          (769)                     (705)        (1,021)
                                                   ------------     ----------            --------------   ------------
 Net Increase (Decrease) ........................           429            293                      (622)          (464)
                                                   ============     ==========            ==============   ============



                                                           Multimanager
                                                            Technology
                                                  ------------------------------
                                                        2007           2006
                                                  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (525,337)   $   (594,228)
 Net realized gain (loss) on investments ........     3,743,427       3,246,678
 Change in unrealized appreciation
  (depreciation) of investments .................     1,909,898        (628,804)
                                                   ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     5,127,988       2,023,646
                                                   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       298,204         261,017
  Transfers between funds including
   guaranteed interest account, net .............    (1,887,650)     (5,117,480)
  Transfers for contract benefits and
   terminations .................................    (3,886,340)     (3,119,976)
  Contract maintenance charges ..................       (82,841)        (91,629)
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (5,558,627)     (8,068,068)
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --          (2,485)
                                                   ------------    ------------
Increase (Decrease) in Net Assets ...............      (430,639)     (6,046,907)
Net Assets - Beginning of Period ................    36,427,860      42,474,767
                                                   ------------    ------------
Net Assets - End of Period ......................  $ 35,997,221    $ 36,427,860
                                                   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --
 Redeemed .......................................            --              --
                                                   ------------    ------------
 Net Increase (Decrease) ........................            --              --
                                                   ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           554             967
 Redeemed .......................................        (1,079)         (1,770)
                                                   ------------    ------------
 Net Increase (Decrease) ........................          (525)           (803)
                                                   ============    ============

-------
(a) Commenced operations on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernsetin Growth and Income on August 17, 2007.
(f) Commenced operations on May 29, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2007


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 71 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o EQ/AllianceBernstein Common Stock
o EQ/AllianceBernstein Intermediate Government Securities
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Large Cap Growth
o EQ/AllianceBernstein Quality Bond
o EQ/AllianceBernstein Small Cap Growth
o EQ/AllianceBernstein Value
o EQ/Ariel Appreciation ll
o EQ/BlackRock Basic Value Equity(4)
o EQ/BlackRock International Value(10)
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/Franklin Income
o EQ/Franklin Small Cap Value
o EQ/Franklin Templeton Founding Strategy
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/International Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Mutual Shares
o EQ/Oppenheimer Global
o EQ/Oppenheimer Main Street Opportunity
o EQ/Oppenheimer Main Street Small Cap
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock(9)
o EQ/Templeton Growth
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o MarketPLUS International Core(2)
o MarketPLUS Large Cap Core(6)
o MarketPLUS Large Cap Growth(5)
o MarketPLUS Mid Cap Value(3)
o Multimanager Aggressive Equity(1)
o Multimanager Core Bond(1)
o Multimanager Health Care(1)
o Multimanager High Yield(1)
o Multimanager International Equity(1)
o Multimanager Large Cap Core Equity(1)
o Multimanager Large Cap Growth(1)
o Multimanager Large Cap Value(1)
o Multimanager Mid Cap Growth(1)
o Multimanager Mid Cap Value(1)
o Multimanager Small Cap Growth(8)
o Multimanager Small Cap Value(7)
o Multimanager Technology(1)
----------------------
 (1) Formerly known as AXA Premier VIP
 (2) Formerly known as EQ/Capital Guardian International
 (3) Formerly known as EQ/FI Mid Cap Value
 (4) Formerly known as EQ/Mercury Basic Value Equity
 (5) Formerly known as EQ/MFS Emerging Growth Companies
 (6) Formerly known as EQ/MFS Investors Trust
 (7) Formerly known as EQ/Small Cap Value
 (8) Formerly known as EQ/Small Company Growth
 (9) Formerly known as EQ/TCW Equity
(10) Formerly known as EQ/Mercury International Value

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


1.  Organization (Concluded)

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans
    (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. AXA Equitable does not anticipate any impact to the net assets of the account, upon adoption.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


2.  Significant Accounting Policies (Concluded)

    Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:



                                                        Purchases          Sales
                                                     --------------   --------------
AXA Aggressive Allocation ........................    $ 17,900,596     $ 10,486,210
AXA Conservative Allocation ......................      16,394,772       10,082,193
AXA Conservative-Plus Allocation .................      17,401,097        7,662,165
AXA Moderate Allocation ..........................      45,616,778       67,075,061
AXA Moderate-Plus Allocation .....................      70,422,152       23,206,461
EQ/AllianceBernstein Common Stock ................       7,847,384      123,221,100
EQ/AllianceBernstein Intermediate Government
Securities .......................................       9,303,951       27,878,490
EQ/AllianceBernstein International ...............      27,864,975       39,119,568
EQ/AllianceBernstein Large Cap Growth ............       2,405,129       21,618,328
EQ/AllianceBernstein Quality Bond ................       3,814,153        6,169,485
EQ/AllianceBernstein Small Cap Growth ............      16,978,082       28,118,784
EQ/AllianceBernstein Value .......................     383,287,911      105,400,042
EQ/Ariel Appreciation ll .........................       1,020,869          658,131
EQ/BlackRock Basic Value Equity ..................      15,498,146       34,008,081
EQ/BlackRock International Value .................      18,880,254       22,293,067
EQ/Boston Advisors Equity Income .................       3,197,494        6,513,765
EQ/Calvert Socially Responsible ..................         354,021          366,680
EQ/Capital Guardian Growth .......................       6,386,224        1,436,666
EQ/Capital Guardian Research .....................      34,844,529       22,392,126
EQ/Caywood-Scholl High Yield Bond ................       4,843,473        3,887,821
EQ/Davis New York Venture ........................       5,323,656          966,994
EQ/Equity 500 Index ..............................      12,023,364       36,457,143
EQ/Evergreen International Bond ..................       8,602,163        1,289,111
EQ/Evergreen Omega ...............................       3,146,595        3,400,230
EQ/FI Mid Cap ....................................      14,671,563       20,846,382
EQ/Franklin Income ...............................      21,006,003        4,570,212
EQ/Franklin Small Cap Value ......................       2,210,804        1,055,784
EQ/Franklin Templeton Founding Strategy ..........       6,254,994        1,575,842
EQ/GAMCO Mergers and Acquisitions ................       4,014,928        6,055,305
EQ/GAMCO Small Company Value .....................      13,679,955        5,580,940
EQ/International Growth ..........................       7,577,136        2,871,280
EQ/JPMorgan Core Bond ............................      11,880,639       14,643,917
EQ/JPMorgan Value Opportunities ..................       7,424,137        9,581,933
EQ/Legg Mason Value Equity .......................       5,851,863        1,169,601
EQ/Long Term Bond ................................       3,334,316        2,392,584
EQ/Lord Abbett Growth and Income .................       1,522,863        1,997,318
EQ/Lord Abbett Large Cap Core ....................       1,226,221          830,479
EQ/Lord Abbett Mid Cap Value .....................       5,672,738        3,915,861
EQ/Marsico Focus .................................      14,556,901       18,535,667
EQ/Money Market ..................................     209,130,466      206,484,006
EQ/Montag & Caldwell Growth ......................       1,986,691          432,829

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


3.  Purchases and Sales of Investments (Concluded)


                                                     Purchases         Sales
                                                   -------------   -------------
EQ/Mutual Shares ...............................    $ 6,940,654     $   980,738
EQ/Oppenheimer Global ..........................      2,796,899         582,951
EQ/Oppenheimer Main Street Opportunity .........        781,992         315,787
EQ/Oppenheimer Main Street Small Cap ...........        991,473         262,890
EQ/PIMCO Real Return ...........................      9,571,101       4,898,234
EQ/Short Duration Bond .........................      3,528,709       3,795,078
EQ/Small Company Index .........................      6,329,283      10,407,336
EQ/T. Rowe Price Growth Stock ..................     16,422,235       3,067,919
EQ/Templeton Growth ............................      5,526,531       2,044,436
EQ/UBS Growth and Income .......................      1,511,073       1,938,544
EQ/Van Kampen Comstock .........................      3,524,825      10,268,889
EQ/Van Kampen Emerging Markets Equity ..........     54,563,896      45,285,368
EQ/Van Kampen Mid Cap Growth ...................      7,594,178       2,007,316
MarketPLUS International Core ..................      9,684,840       7,009,953
MarketPLUS Large Cap Core ......................      2,933,469       3,745,646
MarketPLUS Large Cap Growth ....................      6,191,981      21,815,676
MarketPLUS Mid Cap Value .......................     33,408,677      36,071,914
Multimanager Aggressive Equity .................      1,220,105      11,900,236
Multimanager Core Bond .........................      6,876,250      10,979,693
Multimanager Health Care .......................      2,581,789       5,145,991
Multimanager High Yield ........................     13,741,967      24,330,422
Multimanager International Equity ..............      6,804,108       9,856,774
Multimanager Large Cap Core Equity .............      1,985,345       2,728,989
Multimanager Large Cap Growth ..................      2,592,910       5,096,353
Multimanager Large Cap Value ...................      8,610,998       8,744,395
Multimanager Mid Cap Growth ....................      5,132,159       7,025,227
Multimanager Mid Cap Value .....................      4,563,992      11,397,564
Multimanager Small Cap Growth ..................     10,305,827       5,916,950
Multimanager Small Cap Value ...................      4,359,562      14,185,075
Multimanager Technology ........................      6,652,146      12,736,110

4.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

    AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")). serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


4.  Expenses and Related Party Transactions (Concluded)

    indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5.  Substitutions/Reorganizations

    Substitution transaction that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



--------------------------------------------------------------------------------------------------
August 17,2007                   Removed Portfolio                     Surviving Portfolio

                                 EQ/AllianceBernstein Growth
                                 and Income                            EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------
Shares -- Class A                   1,855,801                             2,651,175
Shares -- Class B                  16,162,705                            27,732,184
Value -- Class A                 $      19.34                          $      16.30
Value -- Class B                 $      19.21                          $      16.27
Net Assets before merger         $346,376,754                          $148,040,033
Net Assets after merger                    --                          $494,416,787
--------------------------------------------------------------------------------------------------
July 6, 2007                     EQ/Capital Guardian U.S. Equity       EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------
Shares -- Class B                   2,908,026                             6,414,739
Value -- Class B                 $      12.05                          $      15.08
Net Assets before merger         $ 35,041,713                          $ 61,692,551
Net Assets after merger                    --                          $ 96,734,264
--------------------------------------------------------------------------------------------------
                                 EQ/Janus Large Cap Growth             EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------
Shares -- Class B                   2,252,409                               811,802
Value -- Class B                 $       7.62                          $      23.21
Net Assets before merger         $ 17,163,357                          $  1,678,567
Net Assets after merger                    --                          $ 18,841,924
--------------------------------------------------------------------------------------------------
                                 EQ/Wells Fargo Montgomery             EQ/Multimanager Small
                                 Small Cap                             Cap Growth
--------------------------------------------------------------------------------------------------
Shares -- Class B                     527,326                             1,323,570
Value -- Class B                 $      14.94                          $      10.65
Net Assets before merger         $  7,878,250                          $  6,217,771
Net Assets after merger                    --                          $ 14,096,021
--------------------------------------------------------------------------------------------------


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                                        Asset-based                    Current     Maximum
                                                      Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                      Expense Risks       Charge          Charge        Charge     Charge
                                                      -------------   --------------   ------------   ---------   ---------
Accumulator Advisor ...............................   0.50%           --               --             0.50%       0.50%
Income Manager ....................................   0.90%           0.25%            --             1.15%       1.15%
Accumulator .......................................   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued on, or after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Plus, Select, Elite ...................   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select issued on, or after
  August 13, 2001 ........................... .....   1.10%           0.25%            0.35%          1.70%       1.70%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.



                                            When charge
Charges                                     is deducted                    Amount deducted                    How deducted
-------------------------------    ----------------------------    ------------------------------------  -----------------------
Charges for state premium and      At time of transaction          Varies by state.                      Applied to an annuity
other applicable taxes                                                                                   payout option

Charge for Trust expenses          Daily                           Vary by portfolio                     Unit value

Annual Administrative charge       Annually on each                Depending on account value a          Unit liquidation from
                                   contract date anniversary.      charge of $30 or Years 1 to 2         account value
                                                                   lesser of $30 or 2% of account
                                                                   value

Variable Immediate Annuity         At time of transaction          $350 annuity administrative fee       Unit liquidation from
payout option                                                                                            account value
administrative fee

Withdrawal charge                  At time of transaction          Low -- During the first seven         Unit liquidation from
                                                                   contract years, a charge is           account value
                                                                   deducted from amounts withdrawn
                                                                   that exceed 15% of account
                                                                   value. The charge begins at 7%
                                                                   and declines by 1% each year.
                                                                   High -- During the first nine
                                                                   contract years, a charge is
                                                                   deducted from amounts withdrawn
                                                                   that exceed 15% of account
                                                                   value. The charge begins at
                                                                   8% and declines by 1%
                                                                   beginning in the third
                                                                   contract year.

BaseBuilder benefit charge         Annually on each                Low 0.15%                            Unit liquidation from
                                   contract date anniversary.      High 0.45%                           account value

Protection Plus                    Annually on each                0.20%                                Unit liquidation from
                                   contract date anniversary.                                           account value

Guaranteed minimum death           Annually on each                Low 0.20%                            Unit liquidation from
benefit charge 6% rollup           contract date anniversary.      High 0.35%                           account value
to age 80

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)      $ 14.25              --                --            --          5.63%
         Highest contract charges 1.70% Class B (a)     $ 15.05              --                --            --          4.30%
         All contract charges                                --           1,776           $24,464          2.52%           --
  2006   Lowest contract charges 0.50% Class B (a)      $ 13.49              --                --            --         17.31%
         Highest contract charges 1.70% Class B (a)     $ 14.43              --                --            --         15.90%
         All contract charges                                --           1,320           $17,375          3.03%           --
  2005   Lowest contract charges 0.50% Class B (a)      $ 11.50              --                --            --          7.52%
         Highest contract charges 1.70% Class B (a)     $ 12.45              --                --            --          6.23%
         All contract charges                                --             602           $ 6,817          5.87%           --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.70              --                --            --          7.44%
         Highest contract charges 1.70% Class B (a)     $ 11.72              --                --            --          6.30%
         All contract charges                                --             192           $ 2,040          2.68%           --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)      $ 11.78              --                --            --          5.27%
         Highest contract charges 1.70% Class B (a)     $ 11.76              --                --            --          3.98%
         All contract charges                                --           1,631           $18,538          4.12%           --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.19              --                --            --          5.84%
         Highest contract charges 1.70% Class B (a)     $ 11.31              --                --            --          4.57%
         All contract charges                                --           1,123           $12,231          3.87%           --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.57              --                --            --          1.93%
         Highest contract charges 1.70% Class B (a)     $ 10.82              --                --            --          0.71%
         All contract charges                                --             939           $ 9,761          4.27%           --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.37              --                --            --          3.74%
         Highest contract charges 1.70% Class B (a)     $ 10.74              --                --            --          2.64%
         All contract charges                                --             437           $ 4,511          4.68%           --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)      $ 12.22              --                --            --          4.98%
         Highest contract charges 1.70% Class B (a)     $ 12.40              --                --            --          3.68%
         All contract charges                                --           2,325           $27,419          3.82%           --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.64              --                --            --          8.22%
         Highest contract charges 1.70% Class B (a)     $ 11.96              --                --            --          6.91%
         All contract charges                                --           1,581           $17,921          3.48%           --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.76              --                --            --          2.73%
         Highest contract charges 1.70% Class B (a)     $ 11.19              --                --            --          1.50%
         All contract charges                                --           1,253           $13,241          4.33%           --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.47              --                --            --          4.93%
         Highest contract charges 1.70% Class B (a)     $ 11.02              --                --            --          3.81%
         All contract charges                                --             635           $ 6,596          4.50%           --

AXA Moderate Allocation
-----------------------
         Unit Value 1.15%*
  2007   1.15% Class A                                  $ 57.64             570           $32,884          3.03%         5.30%
  2006   1.15% Class A                                  $ 54.74             613           $33,581          2.55%         9.33%
  2005   1.15% Class A                                  $ 50.07             703           $35,188          2.28%         3.85%
  2004   1.15% Class A                                  $ 48.21             778           $37,532          2.49%         7.74%
  2003   1.15% Class A                                  $ 44.75             909           $40,667          2.21%        18.03%

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B         $  63.00              --                --            --          5.74%
         Highest contract charges 1.70% Class B        $  48.27              --                --            --          4.46%
         All contract charges                                --           5,987          $307,011          3.03%           --
  2006   Lowest contract charges 0.50% Class B         $  59.58              --                --            --          9.77%
         Highest contract charges 1.70% Class B        $  46.21              --                --            --          8.45%
         All contract charges                                --           6,621          $323,970          2.55%           --
  2005   Lowest contract charges 0.50% Class B         $  54.27              --                --            --          4.27%
         Highest contract charges 1.70% Class B        $  42.61              --                --            --          3.02%
         All contract charges                                --           7,497          $337,587          2.28%           --
  2004   Lowest contract charges 0.50% Class B         $  52.05              --                --            --          8.18%
         Highest contract charges 1.70% Class B        $  41.36              --                --            --          6.88%
         All contract charges                                --           8,374          $365,310          2.49%           --
  2003   Lowest contract charges 0.50% Class B         $  48.11              --                --            --         18.54%
         Highest contract charges 1.70% Class B        $  38.70              --                --            --         17.10%
         All contract charges                                --           9,104          $370,750          2.21%           --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)     $  13.72              --                --            --          5.86%
         Highest contract charges 1.70% Class B (a)    $  14.45              --                --            --          4.56%
         All contract charges                                --           9,641          $127,560          3.07%           --
  2006   Lowest contract charges 0.50% Class B (a)     $  12.96              --                --            --         13.93%
         Highest contract charges 1.70% Class B (a)    $  13.82              --                --            --         12.56%
         All contract charges                                --           6,424          $ 81,056          3.45%           --
  2005   Lowest contract charges 0.50% Class B (a)     $  11.37              --                --            --          6.14%
         Highest contract charges 1.70% Class B (a)    $  12.28              --                --            --          4.86%
         All contract charges                                --           2,669          $ 29,848          4.92%           --
  2004   Lowest contract charges 0.50% Class B (a)     $  10.71              --                --            --          7.46%
         Highest contract charges 1.70% Class B (a)    $  11.71              --                --            --          6.32%
         All contract charges                                --           1,006          $ 10,701          4.04%           --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                                 $ 299.23             203          $ 60,734          0.95%         2.54%
  2006   1.15% Class A                                 $ 291.81             266          $ 77,493          1.14%         9.69%
  2005   1.15% Class A                                 $ 266.03             322          $ 85,655          0.81%         3.36%
  2004   1.15% Class A                                 $ 257.37             407          $104,744          0.97%        13.09%
  2003   1.15% Class A                                 $ 227.59             498          $113,310          1.34%        48.21%

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B         $ 358.57              --                --            --          2.96%
         Highest contract charges 1.70% Class B        $ 243.48              --                --            --          1.71%
         All contract charges                                --           1,297          $351,552          0.95%           --
  2006   Lowest contract charges 0.50% Class B         $ 348.26              --                --            --         10.14%
         Highest contract charges 1.70% Class B        $ 239.38              --                --            --          8.81%
         All contract charges                                --           1,643          $436,497          1.14%           --
  2005   Lowest contract charges 0.50% Class B         $ 316.20              --                --            --          3.78%
         Highest contract charges 1.70% Class B        $ 219.99              --                --            --          2.53%
         All contract charges                                --           2,036          $495,374          0.81%           --
  2004   Lowest contract charges 0.50% Class B         $ 304.68              --                --            --         13.55%
         Highest contract charges 1.70% Class B        $ 214.55              --                --            --         12.18%
         All contract charges                                --           2,356          $558,043          0.97%           --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007

7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2003   Lowest contract charges 0.50% Class B      $ 268.33              --               --            --          48.81%
         Highest contract charges 1.70% Class B     $ 191.26              --               --            --          47.02%
         All contract charges                             --           2,585         $543,840          1.34%            --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $  21.22             205         $  4,343          4.03%          5.89%
  2006   1.15% Class A                              $  20.04             238         $  4,764          3.64%          2.20%
  2005   1.15% Class A                              $  19.61             293         $  5,747          3.15%          0.33%
  2004   1.15% Class A                              $  19.55             354         $  6,917          2.74%          1.02%
  2003   1.15% Class A                              $  19.35             460         $  8,893          3.24%          1.20%

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $  23.06              --               --            --           6.32%
         Highest contract charges 1.70% Class B     $  18.82              --               --            --           5.02%
         All contract charges                             --           4,615         $ 90,022          4.03%            --
  2006   Lowest contract charges 0.50% Class B      $  21.69              --               --            --           2.61%
         Highest contract charges 1.70% Class B     $  17.92              --               --            --           1.37%
         All contract charges                             --           5,697         $105,656          3.64%            --
  2005   Lowest contract charges 0.50% Class B      $  21.14              --               --            --           0.73%
         Highest contract charges 1.70% Class B     $  17.67              --               --            --          (0.48)%
         All contract charges                             --           7,156         $130,692          3.15%            --
  2004   Lowest contract charges 0.50% Class B      $  20.98              --               --            --           1.43%
         Highest contract charges 1.70% Class B     $  17.76              --               --            --           0.21%
         All contract charges                             --           8,965         $164,292          2.74%            --
  2003   Lowest contract charges 0.50% Class B      $  20.69              --               --            --           1.61%
         Highest contract charges 1.70% Class B     $  17.72              --               --            --           0.41%
         All contract charges                             --          11,443         $208,796          3.24%            --

EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $  21.42             978         $ 20,944          1.24%         10.70%
  2006   1.15% Class A                              $  19.35           1,130         $ 21,873          1.39%         22.40%
  2005   1.15% Class A                              $  15.81           1,271         $ 20,101          1.49%         14.25%
  2004   1.15% Class A                              $  13.84           1,509         $ 20,882          1.85%         17.11%
  2003   1.15% Class A                              $  11.82           1,843         $ 21,775          1.80%         33.86%

EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $  22.65              --               --            --          11.14%
         Highest contract charges 1.70% Class B     $  19.41              --               --            --           9.85%
         All contract charges                             --           8,005         $160,627          1.24%            --
  2006   Lowest contract charges 0.50% Class B      $  20.38              --               --            --          22.90%
         Highest contract charges 1.70% Class B     $  17.67              --               --            --          21.43%
         All contract charges                             --           9,246         $168,521          1.39%            --
  2005   Lowest contract charges 0.50% Class B      $  16.58              --               --            --          14.72%
         Highest contract charges 1.70% Class B     $  14.55              --               --            --          13.34%
         All contract charges                             --          10,144         $151,869          1.49%            --
  2004   Lowest contract charges 0.50% Class B      $  14.45              --               --            --          17.58%
         Highest contract charges 1.70% Class B     $  12.84              --               --            --          16.17%
         All contract charges                             --          10,920         $143,903          1.85%            --
  2003   Lowest contract charges 0.50% Class B      $  12.29              --               --            --          34.47%
         Highest contract charges 1.70% Class B     $  11.05              --               --            --          32.81%
         All contract charges                             --          11,827         $133,838          1.80%            --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $  8.47               --               --            --          13.39%
         Highest contract charges 1.70% Class B     $  7.62               --               --            --          12.06%
         All contract charges                            --            9,142         $ 71,185            --             --
  2006   Lowest contract charges 0.50% Class B      $  7.47               --               --            --          (1.04)%
         Highest contract charges 1.70% Class B     $  6.80               --               --            --          (2.23)%
         All contract charges                            --           11,619         $ 80,589            --             --
  2005   Lowest contract charges 0.50% Class B      $  7.55               --               --            --          14.36%
         Highest contract charges 1.70% Class B     $  6.96               --               --            --          12.98%
         All contract charges                            --           14,003         $ 99,105            --             --
  2004   Lowest contract charges 0.50% Class B      $  6.60               --               --            --           7.84%
         Highest contract charges 1.70% Class B     $  6.16               --               --            --           6.54%
         All contract charges                            --           16,193         $101,176            --             --
  2003   Lowest contract charges 0.50% Class B      $  6.12               --               --            --          22.65%
         Highest contract charges 1.70% Class B     $  5.78               --               --            --          21.19%
         All contract charges                            --           19,266         $112,705            --             --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 19.09               --               --            --           4.03%
         Highest contract charges 1.70% Class B     $ 16.06               --               --            --           2.75%
         All contract charges                            --            1,044         $ 17,419          4.60%            --
  2006   Lowest contract charges 0.50% Class B      $ 18.35               --               --            --           3.30%
         Highest contract charges 1.70% Class B     $ 15.63               --               --            --           2.06%
         All contract charges                            --            1,222         $ 19,815          3.51%            --
  2005   Lowest contract charges 0.50% Class B      $ 17.77               --               --            --           1.49%
         Highest contract charges 1.70% Class B     $ 15.31               --               --            --           0.27%
         All contract charges                            --            1,582         $ 25,077          3.87%            --
  2004   Lowest contract charges 0.50% Class B      $ 17.51               --               --            --           3.23%
         Highest contract charges 1.70% Class B     $ 15.27               --               --            --           1.98%
         All contract charges                            --            1,526         $ 24,056          3.79%            --
  2003   Lowest contract charges 0.50% Class B      $ 16.96               --               --            --           3.03%
         Highest contract charges 1.70% Class B     $ 14.97               --               --            --           1.77%
         All contract charges                            --            1,523         $ 23,461          2.65%            --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $ 21.93              155         $  3,396            --          15.66%
  2006   1.15% Class A                              $ 18.96              304         $  5,774            --           8.01%
  2005   1.15% Class A                              $ 17.56              365         $  6,412            --          10.50%
  2004   1.15% Class A                              $ 15.89              358         $  5,682            --          12.96%
  2003   1.15% Class A                              $ 14.06              402         $  5,658            --          39.62%

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 22.92               --               --            --          16.11%
         Highest contract charges 1.70% Class B     $ 20.14               --               --            --          14.69%
         All contract charges                            --            4,332         $ 89,735            --             --
  2006   Lowest contract charges 0.50% Class B      $ 19.74               --               --            --           8.46%
         Highest contract charges 1.70% Class B     $ 17.56               --               --            --           7.15%
         All contract charges                            --            5,379         $ 96,886            --             --
  2005   Lowest contract charges 0.50% Class B      $ 18.20               --               --            --          10.95%
         Highest contract charges 1.70% Class B     $ 16.39               --               --            --           9.62%
         All contract charges                            --            6,419         $107,631            --             --
  2004   Lowest contract charges 0.50% Class B      $ 16.41               --               --            --          13.41%
         Highest contract charges 1.70% Class B     $ 14.95               --               --            --          12.05%
         All contract charges                            --            7,402         $112,923            --             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Small Cap Growth (Continued)
-------------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 14.47               --               --            --          40.21%
         Highest contract charges 1.70% Class B         $ 13.34               --               --            --          38.54%
         All contract charges                                --            8,248         $112,020            --             --

EQ/AllianceBernstein Value (j)
------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A (l)                              $  9.06            4,100         $ 37,131          2.27%         (9.40)%

EQ/AllianceBernstein Value (j)
------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 18.41               --               --            --          (5.05)%
         Highest contract charges 1.70% Class B         $ 16.31               --               --            --          (6.16)%
         All contract charges                                --           26,493         $387,603          2.27%            --
  2006   Lowest contract charges 0.50% Class B          $ 19.39               --               --            --          20.78%
         Highest contract charges 1.70% Class B         $ 17.38               --               --            --          19.33%
         All contract charges                                --            9,170         $163,663          1.52%            --
  2005   Lowest contract charges 0.50% Class B          $ 16.05               --               --            --           4.91%
         Highest contract charges 1.70% Class B         $ 14.57               --               --            --           3.65%
         All contract charges                                --           10,260         $153,051          1.10%            --
  2004   Lowest contract charges 0.50% Class B          $ 15.30               --               --            --          12.88%
         Highest contract charges 1.70% Class B         $ 14.06               --               --            --          11.52%
         All contract charges                                --           11,146         $159,958          1.32%            --
  2003   Lowest contract charges 0.50% Class B          $ 13.56               --               --            --          28.17%
         Highest contract charges 1.70% Class B         $ 12.60               --               --            --          26.51%
         All contract charges                                --           11,483         $147,389          1.34%            --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (e)      $ 11.29               --               --            --          (1.66)%
         Highest contract charges 1.70% Class B (e)     $ 10.99               --               --            --          (2.83)%
         All contract charges                                --              100         $  1,108          0.44%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.48               --               --            --          10.61%
         Highest contract charges 1.70% Class B (e)     $ 11.31               --               --            --           9.28%
         All contract charges                                --               70         $    802          1.12%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.38               --               --            --           3.83%
         Highest contract charges 1.70% Class B (e)     $ 10.35               --               --            --           3.54%
         All contract charges                                --               23         $    244          0.74%            --

EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 26.45               --               --            --           0.69%
         Highest contract charges 1.70% Class B         $ 23.24               --               --            --          (0.56)%
         All contract charges                                --            5,164         $123,863          0.99%            --
  2006   Lowest contract charges 0.50% Class B          $ 26.27               --               --            --          20.31%
         Highest contract charges 1.70% Class B         $ 23.37               --               --            --          18.86%
         All contract charges                                --            6,279         $150,983          2.67%            --
  2005   Lowest contract charges 0.50% Class B          $ 21.84               --               --            --           2.44%
         Highest contract charges 1.70% Class B         $ 19.66               --               --            --           1.20%
         All contract charges                                --            7,616         $153,657          1.30%            --
  2004   Lowest contract charges 0.50% Class B          $ 21.32               --               --            --          10.02%
         Highest contract charges 1.70% Class B         $ 19.43               --               --            --           8.69%
         All contract charges                                --            9,215         $183,445          2.05%            --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
EQ/BlackRock Basic Value Equity (Continued)
-------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 19.38              --                --            --         30.58%
         Highest contract charges 1.70% Class B         $ 17.87              --                --            --         28.95%
         All contract charges                                --           9,649          $176,210          0.52%           --

EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 27.28              --                --            --          9.65%
         Highest contract charges 1.70% Class B         $ 23.97              --                --            --          8.31%
         All contract charges                                --           3,268          $ 80,889          1.75%           --
  2006   Lowest contract charges 0.50% Class B          $ 24.88              --                --            --         25.06%
         Highest contract charges 1.70% Class B         $ 22.13              --                --            --         23.55%
         All contract charges                                --           3,753          $ 85,502          3.41%           --
  2005   Lowest contract charges 0.50% Class B          $ 19.90              --                --            --         10.28%
         Highest contract charges 1.70% Class B         $ 17.91              --                --            --          8.96%
         All contract charges                                --           3,839          $ 70,590          1.73%           --
  2004   Lowest contract charges 0.50% Class B          $ 18.04              --                --            --         21.04%
         Highest contract charges 1.70% Class B         $ 16.44              --                --            --         19.58%
         All contract charges                                --           3,618          $ 60,866          1.58%           --
  2003   Lowest contract charges 0.50% Class B          $ 14.90              --                --            --         27.35%
         Highest contract charges 1.70% Class B         $ 13.75              --                --            --         25.92%
         All contract charges                                --           3,627          $ 50,907          2.27%           --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  7.50              --                --            --          3.31%
         Highest contract charges 1.70% Class B (c)     $  6.71              --                --            --          1.82%
         All contract charges                                --           1,719          $ 11,852          1.62%           --
  2006   Lowest contract charges 0.50% Class B (c)      $  7.26              --                --            --         15.39%
         Highest contract charges 1.70% Class B (c)     $  6.59              --                --            --         14.00%
         All contract charges                                --           2,310          $ 15,572          2.28%           --
  2005   Lowest contract charges 0.50% Class B (c)      $  6.30              --                --            --          5.62%
         Highest contract charges 1.70% Class B (c)     $  5.78              --                --            --          4.35%
         All contract charges                                --           2,154          $ 12,697          2.09%           --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.96              --                --            --          9.05%
         Highest contract charges 1.70% Class B (c)     $  5.54              --                --            --          8.80%
         All contract charges                                --             266          $  1,503          3.48%           --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 10.74              --                --            --         11.53%
         Highest contract charges 1.70% Class B         $  9.71              --                --            --         10.22%
         All contract charges                                --             110          $  1,097          0.21%           --
  2006   Lowest contract charges 0.50% Class B          $  9.63              --                --            --          4.70%
         Highest contract charges 1.70% Class B         $  8.81              --                --            --          3.45%
         All contract charges                                --             116          $  1,043            --            --
  2005   Lowest contract charges 0.50% Class B          $  9.20              --                --            --          8.20%
         Highest contract charges 1.70% Class B         $  8.51              --                --            --          6.90%
         All contract charges                                --             130          $  1,125            --            --
  2004   Lowest contract charges 0.50% Class B          $  8.50              --                --            --          3.07%
         Highest contract charges 1.70% Class B         $  7.96              --                --            --          1.83%
         All contract charges                                --             116          $    939            --            --
  2003   Lowest contract charges 0.50% Class B          $  8.25              --                --            --         27.31%
         Highest contract charges 1.70% Class B         $  7.82              --                --            --         25.72%
         All contract charges                                --             113          $    897            --            --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 14.95              --                --            --           4.91%
         Highest contract charges 1.70% Class B         $ 13.14              --                --            --           3.71%
         All contract charges                                --             651           $ 9,123            --             --
  2006   Lowest contract charges 0.50% Class B          $ 14.25              --                --            --           6.87%
         Highest contract charges 1.70% Class B         $ 12.67              --                --            --           5.58%
         All contract charges                                --             333           $ 4,309          0.22%            --
  2005   Lowest contract charges 0.50% Class B          $ 13.33              --                --            --           4.58%
         Highest contract charges 1.70% Class B         $ 12.00              --                --            --           3.33%
         All contract charges                                --             179           $ 2,194          0.21%            --
  2004   Lowest contract charges 0.50% Class B          $ 12.75              --                --            --           5.01%
         Highest contract charges 1.70% Class B         $ 11.62              --                --            --           3.74%
         All contract charges                                --              89           $ 1,059          0.48%            --
  2003   Lowest contract charges 0.50% Class B          $ 12.14              --                --            --          23.38%
         Highest contract charges 1.70% Class B         $ 11.20              --                --            --          21.87%
         All contract charges                                --             117           $ 1,335          0.16%            --

EQ/Capital Guardian Research (g)
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 14.12              --                --            --           1.15%
         Highest contract charges 1.70% Class B         $ 12.71              --                --            --          (0.08)%
         All contract charges                                --           5,973           $77,900          1.06%            --
  2006   Lowest contract charges 0.50% Class B          $ 13.96              --                --            --          11.50%
         Highest contract charges 1.70% Class B         $ 12.72              --                --            --          10.16%
         All contract charges                                --           4,909           $63,987          0.53%            --
  2005   Lowest contract charges 0.50% Class B          $ 12.52              --                --            --           5.53%
         Highest contract charges 1.70% Class B         $ 11.55              --                --            --           4.26%
         All contract charges                                --           5,839           $68,872          0.53%            --
  2004   Lowest contract charges 0.50% Class B          $ 11.87              --                --            --          10.35%
         Highest contract charges 1.70% Class B         $ 11.08              --                --            --           9.02%
         All contract charges                                --           6,765           $76,328          0.61%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.76              --                --            --          30.90%
         Highest contract charges 1.70% Class B         $ 10.16              --                --            --          29.26%
         All contract charges                                --           7,243           $74,735          0.42%            --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.49              --                --            --           2.32%
         Highest contract charges 1.70% Class B (d)     $ 11.12              --                --            --           1.00%
         All contract charges                                --             561           $ 6,280          6.73%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.23              --                --            --           7.42%
         Highest contract charges 1.70% Class B (d)     $ 11.01              --                --            --           6.13%
         All contract charges                                --             507           $ 5,609          7.68%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.46              --                --            --           4.56%
         Highest contract charges 1.70% Class B (d)     $ 10.37              --                --            --           3.72%
         All contract charges                                --             174           $ 1,807         13.63%            --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007

7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.23              --                --            --           3.22%
         Highest contract charges 1.70% Class B (f)     $ 11.05              --                --            --           1.94%
         All contract charges                                --             528          $  5,854          0.58%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.88              --                --            --           8.76%
         Highest contract charges 1.70% Class B (f)     $ 10.84              --                --            --           8.36%
         All contract charges                                --             136          $  1,478          0.85%            --

EQ/Equity 500 Index
-------------------
         Unit Value 1.15*
  2007   1.15% Class A (l)                              $ 32.78              --                --          1.24%          4.00%

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 34.94              --                --            --           4.42%
         Highest contract charges 1.70% Class B         $ 29.54              --                --            --           3.14%
         All contract charges                                --           3,801          $116,961          1.24%            --
  2006   Lowest contract charges 0.50% Class B          $ 33.46              --                --            --          14.52%
         Highest contract charges 1.70% Class B         $ 28.64              --                --            --          13.14%
         All contract charges                                --           4,697          $139,661          1.46%            --
  2005   Lowest contract charges 0.50% Class B          $ 29.22              --                --            --           3.88%
         Highest contract charges 1.70% Class B         $ 25.31              --                --            --           2.63%
         All contract charges                                --           5,668          $148,550          1.26%            --
  2004   Lowest contract charges 0.50% Class B          $ 28.13              --                --            --           9.68%
         Highest contract charges 1.70% Class B         $ 24.66              --                --            --           8.36%
         All contract charges                                --           6,511          $165,823          1.38%            --
  2003   Lowest contract charges 0.50% Class B          $ 25.65              --                --            --          27.21%
         Highest contract charges 1.70% Class B         $ 22.76              --                --            --          25.68%
         All contract charges                                --           7,083          $166,206          1.27%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.93              --                --            --           8.76%
         Highest contract charges 1.70% Class B (e)     $ 10.64              --                --            --           7.47%
         All contract charges                                --             983          $ 10,635          4.53%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 10.05              --                --            --           2.90%
         Highest contract charges 1.70% Class B (e)     $  9.90              --                --            --           1.66%
         All contract charges                                --             306          $  3,044          0.41%            --
  2005   Lowest contract charges 0.50% Class B (e)      $  9.77              --                --            --          (2.31)%
         Highest contract charges 1.70% Class B (e)     $  9.74              --                --            --          (2.59)%
         All contract charges                                --              22               212            --             --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 10.58              --                --            --          10.79%
         Highest contract charges 1.70% Class B         $  9.49              --                --            --           9.46%
         All contract charges                                --             930          $  9,027            --             --
  2006   Lowest contract charges 0.50% Class B          $  9.55              --                --            --           5.34%
         Highest contract charges 1.70% Class B         $  8.67              --                --            --           4.07%
         All contract charges                                --           1,004          $  8,883          2.03%            --
  2005   Lowest contract charges 0.50% Class B          $  9.07              --                --            --           3.44%
         Highest contract charges 1.70% Class B         $  8.33              --                --            --           2.20%
         All contract charges                                --           1,194          $ 10,128          0.04%            --
  2004   Lowest contract charges 0.50% Class B          $  8.77              --                --            --           6.51%
         Highest contract charges 1.70% Class B         $  8.15              --                --            --           5.22%
         All contract charges                                --           1,548          $ 12,815          0.31%            --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007

7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Evergreen Omega (Continued)
------------------------------
  2003   Lowest contract charges 0.50% Class B          $  8.23              --                --            --          37.40%
         Highest contract charges 1.70% Class B         $  7.75              --                --            --          35.94%
         All contract charges                                --           1,184           $ 9,300            --             --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 14.59              --                --            --           7.44%
         Highest contract charges 1.70% Class B         $ 13.35              --                --            --           6.21%
         All contract charges                                --           4,894           $66,595            --             --
  2006   Lowest contract charges 0.50% Class B          $ 13.58              --                --            --          10.97%
         Highest contract charges 1.70% Class B         $ 12.57              --                --            --           9.63%
         All contract charges                                --           5,941           $76,031          3.07%            --
  2005   Lowest contract charges 0.50% Class B          $ 12.23              --                --            --           5.84%
         Highest contract charges 1.70% Class B         $ 11.47              --                --            --           4.56%
         All contract charges                                --           7,030           $81,842          7.23%            --
  2004   Lowest contract charges 0.50% Class B          $ 11.56              --                --            --          15.45%
         Highest contract charges 1.70% Class B         $ 10.97              --                --            --          14.06%
         All contract charges                                --           7,409           $82,301          2.25%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.01              --                --            --          42.80%
         Highest contract charges 1.70% Class B         $  9.62              --                --            --          41.26%
         All contract charges                                --           7,550           $73,326            --             --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.62              --                --            --           1.53%
         Highest contract charges 1.70% Class B (f)     $ 10.45              --                --            --           0.29%
         All contract charges                                --           2,107           $22,106          3.79%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.46              --                --            --           4.56%
         Highest contract charges 1.70% Class B (f)     $ 10.42              --                --            --           4.17%
         All contract charges                                --             619           $ 6,457          2.46%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $  9.86              --                --            --         ( 9.12)%
         Highest contract charges 1.70% Class B (f)     $  9.71              --                --            --         (10.18)%
         All contract charges                                --             138           $ 1,343          0.50%
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.85              --                --            --           8.50%
         Highest contract charges 1.70% Class B (f)     $ 10.81              --                --            --           8.10%
         All contract charges                                --              34           $   364          0.62%            --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (k)      $  9.57              --                --            --         ( 4.30)%
         Highest contract charges 1.70% Class B (k)     $  9.49              --                --            --         ( 5.10)%
         All contract charges                                --             472           $ 4,489          1.96%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (e)      $ 12.14              --                --            --           2.97%
         Highest contract charges 1.70% Class B (e)     $ 11.75              --                --            --           1.64%
         All contract charges                                --             601           $ 7,151          0.49%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.79              --                --            --          11.65%
         Highest contract charges 1.70% Class B (e)     $ 11.56              --                --            --          10.30%
         All contract charges                                --             780           $ 9,122          5.06%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.56              --                --            --           5.64%
         Highest contract charges 1.70% Class B (e)     $ 10.48              --                --            --           4.79%
         All contract charges                                --             538           $ 5,667          4.29%            --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $ 35.02              --                --            --           8.72%
         Highest contract charges 1.70% Class B (c)     $ 27.67              --                --            --           7.41%
         All contract charges                                --             792           $23,223          0.47%            --
  2006   Lowest contract charges 0.50% Class B (c)      $ 32.21              --                --            --          18.24%
         Highest contract charges 1.70% Class B (c)     $ 25.76              --                --            --          16.82%
         All contract charges                                --             536           $14,549          1.45%            --
  2005   Lowest contract charges 0.50% Class B (c)      $ 27.24              --                --            --           3.80%
         Highest contract charges 1.70% Class B (c)     $ 22.05              --                --            --           2.55%
         All contract charges                                --             474           $10,971          0.90%            --
  2004   Lowest contract charges 0.50% Class B (c)      $ 26.24              --                --            --          13.51%
         Highest contract charges 1.70% Class B (c)     $ 21.50              --                --            --          13.26%
         All contract charges                                --             102           $ 2,292          0.44%            --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (e)      $ 16.72              --                --            --          15.63%
         Highest contract charges 1.70% Class B (e)     $ 16.18              --                --            --          14.18%
         All contract charges                                --             478           $ 7,804          0.67%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 14.46              --                --            --          25.01%
         Highest contract charges 1.70% Class B (e)     $ 14.17              --                --            --          23.51%
         All contract charges                                --             186           $ 2,650          1.17%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 11.56              --                --            --          15.64%
         Highest contract charges 1.70% Class B (e)     $ 11.47              --                --            --          14.72%
         All contract charges                                --              54           $   615          2.36%            --

EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 15.88              --                --            --           2.58%
         Highest contract charges 1.70% Class B         $ 14.07              --                --            --           1.37%
         All contract charges                                --           3,901           $56,331          4.18%            --
  2006   Lowest contract charges 0.50% Class B          $ 15.48              --                --            --           3.54%
         Highest contract charges 1.70% Class B         $ 13.88              --                --            --           2.30%
         All contract charges                                --           4,203           $59,758          4.27%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.95              --                --            --           1.71%
         Highest contract charges 1.70% Class B         $ 13.57              --                --            --           0.48%
         All contract charges                                --           4,274           $59,245          3.61%            --
  2004   Lowest contract charges 0.50% Class B          $ 14.70              --                --            --           3.58%
         Highest contract charges 1.70% Class B         $ 13.50              --                --            --           2.33%
         All contract charges                                --           3,575           $49,206          4.03%            --
  2003   Lowest contract charges 0.50% Class B          $ 14.19              --                --            --           2.84%
         Highest contract charges 1.70% Class B         $ 13.20              --                --            --           1.62%
         All contract charges                                --           3,606           $48,363          3.08%            --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 17.16              --                --            --          (1.72)%
         Highest contract charges 1.70% Class B         $ 15.08              --                --            --          (2.90)%
         All contract charges                                --           1,918           $30,002          1.29%            --
  2006   Lowest contract charges 0.50% Class B          $ 17.46              --                --            --          19.78%
         Highest contract charges 1.70% Class B         $ 15.53              --                --            --          18.34%
         All contract charges                                --           2,331           $37,428          4.25%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.58              --                --            --           3.41%
         Highest contract charges 1.70% Class B         $ 13.12              --                --            --           2.16%
         All contract charges                                --           2,671           $36,117          1.45%            --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2004   Lowest contract charges 0.50% Class B          $ 14.10              --                --            --          10.33%
         Highest contract charges 1.70% Class B         $ 12.84              --                --            --           9.00%
         All contract charges                                --           3,179           $41,949          1.24%            --
  2003   Lowest contract charges 0.50% Class B          $ 12.78              --                --            --          26.16%
         Highest contract charges 1.70% Class B         $ 11.78              --                --            --          24.66%
         All contract charges                                --           3,611           $43,576          1.33%            --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.61              --                --            --          (6.35)%
         Highest contract charges 1.70% Class B (e)     $ 10.32              --                --            --          (7.61)%
         All contract charges                                --             706           $ 7,423            --             --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.33              --                --            --           6.30%
         Highest contract charges 1.70% Class B (e)     $ 11.17              --                --            --           5.02%
         All contract charges                                --             320           $ 3,608          0.05%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.66              --                --            --           6.62%
         Highest contract charges 1.70% Class B (e)     $ 10.63              --                --            --           6.31%
         All contract charges                                --              61           $   650          0.15%            --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.89              --                --            --           6.87%
         Highest contract charges 1.70% Class B (d)     $ 10.54              --                --            --           5.61%
         All contract charges                                --             464           $ 4,921          4.28%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.19              --                --            --           1.31%
         Highest contract charges 1.70% Class B (d)     $  9.98              --                --            --           0.10%
         All contract charges                                --             378           $ 3,792          3.95%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.06              --                --            --           0.56%
         Highest contract charges 1.70% Class B (d)     $  9.98              --                --            --          (0.25)%
         All contract charges                                --             326           $ 3,255          4.20%            --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.80              --                --            --           2.98%
         Highest contract charges 1.70% Class B (d)     $ 12.39              --                --            --           1.72%
         All contract charges                                --             332           $ 4,143          1.00%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.43              --                --            --          16.63%
         Highest contract charges 1.70% Class B (d)     $ 12.18              --                --            --          15.22%
         All contract charges                                --             382           $ 4,671          1.57%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.66              --                --            --           6.59%
         Highest contract charges 1.70% Class B (d)     $ 10.57              --                --            --           5.73%
         All contract charges                                --              73           $   774          1.34%            --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 13.11              --                --            --          10.08%
         Highest contract charges 1.70% Class B (d)     $ 12.70              --                --            --           8.83%
         All contract charges                                --             138           $ 1,764          0.78%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.91              --                --            --          12.13%
         Highest contract charges 1.70% Class B (d)     $ 11.67              --                --            --          10.78%
         All contract charges                                --             111           $ 1,303          1.28%            --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Lord Abbett Large Cap Core (Continued)
-----------------------------------------
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.62              --                --            --           6.21%
         Highest contract charges 1.70% Class B (d)     $ 10.54              --                --            --           5.40%
         All contract charges                                --              58          $    615          0.89%            --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.55              --                --            --           0.08%
         Highest contract charges 1.70% Class B (d)     $ 12.15              --                --            --          (1.14)%
         All contract charges                                --             681          $  8,334          0.53%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.54              --                --            --          11.87%
         Highest contract charges 1.70% Class B (d)     $ 12.29              --                --            --          10.52%
         All contract charges                                --             592          $  7,315          1.10%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 11.21              --                --            --          12.11%
         Highest contract charges 1.70% Class B (d)     $ 11.12              --                --            --          11.22%
         All contract charges                                --             682          $  7,598          1.53%            --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 19.52              --                --            --          13.49%
         Highest contract charges 1.70% Class B         $ 18.08              --                --            --          12.09%
         All contract charges                                --           3,964          $ 72,987          0.17%            --
  2006   Lowest contract charges 0.50% Class B          $ 17.20              --                --            --           8.78%
         Highest contract charges 1.70% Class B         $ 16.13              --                --            --           7.47%
         All contract charges                                --           4,481          $ 73,378          0.72%            --
  2005   Lowest contract charges 0.50% Class B          $ 15.82              --                --            --          10.15%
         Highest contract charges 1.70% Class B         $ 15.01              --                --            --           8.83%
         All contract charges                                --           4,494          $ 68,290            --             --
  2004   Lowest contract charges 0.50% Class B          $ 14.36              --                --            --           9.96%
         Highest contract charges 1.70% Class B         $ 13.79              --                --            --           8.63%
         All contract charges                                --           4,111          $ 57,243            --             --
  2003   Lowest contract charges 0.50% Class B          $ 13.06              --                --            --          30.45%
         Highest contract charges 1.70% Class B         $ 12.69              --                --            --          28.83%
         All contract charges                                --           4,335          $ 55,413            --             --

EQ/Money Market
---------------
         Unit Value 1.15%*
  2007   1.15% Class A                                  $ 32.86             259          $  8,522          4.62%          3.76%
  2006   1.15% Class A                                  $ 31.67             262          $  8,297          4.46%          3.53%
  2005   1.15% Class A                                  $ 30.59             238          $  7,289          2.56%          1.70%
  2004   1.15% Class A                                  $ 30.08             344          $ 10,358          0.79%         (0.13)%
  2003   1.15% Class A                                  $ 30.12             444          $ 13,368          0.56%         (0.34)%

EQ/Money Market
---------------
         Unit Value 0.00% to 1.70%*
  2007   Lowest contract charges 0.00% Class B          $ 43.51              --                --            --           4.72%
         Highest contract charges 1.70% Class B         $ 27.65              --                --            --           2.94%
         All contract charges                                --           3,848          $113,281          4.62%            --
  2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
         Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
         All contract charges                                --           3,874          $110,831          4.46%            --
  2005   Lowest contract charges 0.00% Class B          $ 39.77              --                --            --           2.62%
         Highest contract charges 1.70% Class B         $ 26.15              --                --            --           0.88%
         All contract charges                                --           3,949          $109,656          2.56%            --
  2004   Lowest contract charges 0.00% Class B          $ 38.75              --                --            --           0.78%
         Highest contract charges 1.70% Class B         $ 25.92              --                --            --          (0.94)%
         All contract charges                                --           4,624          $127,203          0.79%            --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Money Market (Continued)
---------------------------
  2003   Lowest contract charges 0.00% Class B          $ 38.46              --                --            --           0.56%
         Highest contract charges 1.70% Class B         $ 26.17              --                --            --          (1.14)%
         All contract charges                                --           5,810          $160,985          0.54%            --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  6.32              --                --            --          20.15%
         Highest contract charges 1.70% Class B (c)     $  5.66              --                --            --          18.66%
         All contract charges                                --             554          $  3,227          0.29%            --
  2006   Lowest contract charges 0.50% Class B (c)      $  5.26              --                --            --           7.41%
         Highest contract charges 1.70% Class B (c)     $  4.77              --                --            --           6.12%
         All contract charges                                --             278          $  1,361          0.19%            --
  2005   Lowest contract charges 0.50% Class B (c)      $  4.90              --                --            --           4.88%
         Highest contract charges 1.70% Class B (c)     $  4.49              --                --            --           3.62%
         All contract charges                                --             298          $  1,371          0.41%            --
  2004   Lowest contract charges 0.50% Class B (c)      $  4.67              --                --            --           7.93%
         Highest contract charges 1.70% Class B (c)     $  4.34              --                --            --           7.69%
         All contract charges                                --              11          $     48          0.51%            --

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.86              --                --            --           1.12%
         Highest contract charges 1.70% Class B (f)     $ 10.69              --                --            --          (0.09)%
         All contract charges                                --             678          $  7,267            --             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.74              --                --            --           7.38%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --           6.98%
         All contract charges                                --             141          $  1,506          0.45%            --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.70              --                --            --           5.22%
         Highest contract charges 1.70% Class B (f)     $ 11.51              --                --            --           3.88%
         All contract charges                                --             236          $  2,725          0.35%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.12              --                --            --          11.23%
         Highest contract charges 1.70% Class B (f)     $ 11.08              --                --            --          10.82%
         All contract charges                                --              47          $    519          0.06%            --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.28              --                --            --           2.92%
         Highest contract charges 1.70% Class B (f)     $ 11.10              --                --            --           1.65%
         All contract charges                                --              68          $    756            --             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.96              --                --            --           9.61%
         Highest contract charges 1.70% Class B (f)     $ 10.92              --                --            --           9.20%
         All contract charges                                --              29          $    322          1.99%            --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.88              --                --            --          (2.25)%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --          (3.52)%
         All contract charges                                --              98          $  1,048          0.37%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.13              --                --            --          11.28%
         Highest contract charges 1.70% Class B (f)     $ 11.09              --                --            --          10.86%
         All contract charges                                --              36          $    400          1.49%            --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.07              --                --            --          10.92%
         Highest contract charges 1.70% Class B (d)     $ 10.72              --                --            --           9.61%
         All contract charges                                --           1,487          $ 16,050          3.24%            --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding  Net Assets     Investment         Total
                                                       Unit value        (000s)        (000s)     Income ratio**     Return***
                                                      -----------  -----------------  ----------  --------------     ----------
EQ/PIMCO Real Return (Continued)
--------------------------------
  2006   Lowest contract charges 0.50% Class B (d)      $  9.98           --                --            --           (0.11)%
         Highest contract charges 1.70% Class B (d)     $  9.78           --                --            --           (1.31)%
         All contract charges                                --        1,072           $10,531          4.50%             --
  2005   Lowest contract charges 0.50% Class B (d)      $  9.99           --                --            --           (0.09)%
         Highest contract charges 1.70% Class B (d)     $  9.91           --                --            --           (0.89)%
         All contract charges                                --          782           $ 7,766          5.60%             --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.70%                                        --                --            --            4.82%
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.88           --                --            --            3.54%
         Highest contract charges 1.70% Class B (d)     $ 10.53          468           $ 4,950          3.94%             --
         All contract charges                                --           --                --            --            3.44%
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.38           --                --            --            2.20%
         Highest contract charges 1.70% Class B (d)     $ 10.17          504           $ 5,152          3.61%             --
         All contract charges                                --           --                --            --            0.36%
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.04           --                --            --           (0.44)%
         Highest contract charges 1.70% Class B (d)     $  9.96          229           $ 2,289          2.01%             --
         All contract charges                                --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 18.09           --                --            --           (2.32)%
         Highest contract charges 1.70% Class B         $ 16.02           --                --            --           (3.49)%
         All contract charges                                --        1,780           $29,335          1.22%             --
  2006   Lowest contract charges 0.50% Class B          $ 18.52           --                --            --           17.12%
         Highest contract charges 1.70% Class B         $ 16.60           --                --            --           15.71%
         All contract charges                                --        2,142           $36,481          1.21%             --
  2005   Lowest contract charges 0.50% Class B          $ 15.81           --                --            --            3.74%
         Highest contract charges 1.70% Class B         $ 14.35           --                --            --            2.49%
         All contract charges                                --        2,338           $34,342          1.07%             --
  2004   Lowest contract charges 0.50% Class B          $ 15.24           --                --            --           17.08%
         Highest contract charges 1.70% Class B         $ 14.00           --                --            --           15.67%
         All contract charges                                --        2,744           $39,236          2.29%             --
  2003   Lowest contract charges 0.50% Class B          $ 13.02           --                --            --           45.15%
         Highest contract charges 1.70% Class B         $ 12.10           --                --            --           43.36%
         All contract charges                                --        2,615           $32,226          0.31%             --

EQ/T. Rowe Price Growth Stock (h)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $ 20.63           --                --            --            6.67%
         Highest contract charges 1.70% Class B (c)     $ 16.30           --                --            --            5.43%
         All contract charges                                --        1,038           $17,635          0.14%             --
  2006   Lowest contract charges 0.50% Class B (c)      $ 19.34           --                --            --           (4.49)%
         Highest contract charges 1.70% Class B (c)     $ 15.46           --                --            --           (5.64)%
         All contract charges                                --          100           $ 1,627            --              --
  2005   Lowest contract charges 0.50% Class B (c)      $ 20.25           --                --            --            3.47%
         Highest contract charges 1.70% Class B (c)     $ 16.39           --                --            --            2.22%
         All contract charges                                --          113           $ 1,942            --              --
  2004   Lowest contract charges 0.50% Class B (c)      $ 19.57           --                --            --           12.32%
         Highest contract charges 1.70% Class B (c)     $ 16.03           --                --            --           12.07%
         All contract charges                                --           21           $   359            --              --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.96              --                --            --           1.58%
         Highest contract charges 1.70% Class B (f)     $ 10.78              --                --            --           0.28%
         All contract charges                                --             463          $  5,015          0.58%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.79              --                --            --           7.86%
         Highest contract charges 1.70% Class B (f)     $ 10.75              --                --            --           7.46%
         All contract charges                                --             148          $  1,593          0.35%            --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  6.74              --                --            --           0.60%
         Highest contract charges 1.70% Class B (c)     $  6.04              --                --            --          (0.49)%
         All contract charges                                --             506          $  3,135          0.69%            --
  2006   Lowest contract charges 0.50% Class B (c)      $  6.70              --                --            --          13.58%
         Highest contract charges 1.70% Class B (c)     $  6.07              --                --            --          12.22%
         All contract charges                                --             567          $  3,532          0.85%            --
  2005   Lowest contract charges 0.50% Class B (c)      $  5.90              --                --            --           8.46%
         Highest contract charges 1.70% Class B (c)     $  5.41              --                --            --           7.16%
         All contract charges                                --             371          $  2,058          1.67%            --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.44              --                --            --          11.67%
         Highest contract charges 1.70% Class B (c)     $  5.05              --                --            --          11.43%
         All contract charges                                --              20          $    106          4.29%            --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.73              --                --            --          (3.06)%
         Highest contract charges 1.70% Class B (d)     $ 11.36              --                --            --          (4.14)%
         All contract charges                                --             491          $  5,623          0.84%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.10              --                --            --          15.33%
         Highest contract charges 1.70% Class B (d)     $ 11.85              --                --            --          13.94%
         All contract charges                                --           1,041          $ 12,470          2.74%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.49              --                --            --           4.88%
         Highest contract charges 1.70% Class B (d)     $ 10.40              --                --            --           4.04%
         All contract charges                                --             714          $  7,466          1.83%            --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 28.86              --                --            --          41.26%
         Highest contract charges 1.70% Class B         $ 25.45              --                --            --          39.61%
         All contract charges                                --           5,020          $131,723            --             --
  2006   Lowest contract charges 0.50% Class B          $ 20.43              --                --            --          36.37%
         Highest contract charges 1.70% Class B         $ 18.23              --                --            --          34.73%
         All contract charges                                --           5,635          $105,586          0.40%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.98              --                --            --          32.12%
         Highest contract charges 1.70% Class B         $ 13.53              --                --            --          30.53%
         All contract charges                                --           5,750          $ 79,754          0.56%            --
  2004   Lowest contract charges 0.50% Class B          $ 11.34              --                --            --          23.06%
         Highest contract charges 1.70% Class B         $ 10.37              --                --            --          21.58%
         All contract charges                                --           5,252          $ 55,642          0.66%            --
  2003   Lowest contract charges 0.50% Class B          $  9.21              --                --            --          55.05%
         Highest contract charges 1.70% Class B         $  8.53              --                --            --          53.42%
         All contract charges                                --           5,023          $ 43,647          0.80%            --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 16.48              --                --            --          21.80%
         Highest contract charges 1.70% Class B (d)     $ 15.95              --                --            --          20.29%
         All contract charges                                --             530          $  8,521          0.39%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
EQ/Van Kampen Mid Cap Growth (Continued)
----------------------------------------
  2006   Lowest contract charges 0.50% Class B (d)      $ 13.53              --                --            --          8.71%
         Highest contract charges 1.70% Class B (d)     $ 13.26              --                --            --          7.40%
         All contract charges                                --             196          $  2,607          0.34%           --
  2005   Lowest contract charges 0.50% Class B (d)      $ 12.44              --                --            --         24.44%
         Highest contract charges 1.70% Class B (d)     $ 12.34              --                --            --         23.44%
         All contract charges                                --             168          $  2,077            --            --

MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 17.78              --                --            --         14.64%
         Highest contract charges 1.70% Class B         $ 16.01              --                --            --         13.31%
         All contract charges                                --           1,518          $ 25,426          0.39%           --
  2006   Lowest contract charges 0.50% Class B          $ 15.51              --                --            --         18.65%
         Highest contract charges 1.70% Class B         $ 14.13              --                --            --         17.22%
         All contract charges                                --           1,648          $ 24,157          1.29%           --
  2005   Lowest contract charges 0.50% Class B          $ 13.07              --                --            --         16.54%
         Highest contract charges 1.70% Class B         $ 12.06              --                --            --         15.14%
         All contract charges                                --           1,659          $ 20,675          1.63%           --
  2004   Lowest contract charges 0.50% Class B          $ 11.22              --                --            --         13.04%
         Highest contract charges 1.70% Class B         $ 10.47              --                --            --         11.68%
         All contract charges                                --           1,331          $ 14,271          1.70%           --
  2003   Lowest contract charges 0.50% Class B          $  9.92              --                --            --         31.91%
         Highest contract charges 1.70% Class B         $  9.38              --                --            --         30.46%
         All contract charges                                --             807          $  7,656          1.58%           --

MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 11.71              --                --            --          3.35%
         Highest contract charges 1.70% Class B         $ 10.50              --                --            --          2.14%
         All contract charges                                --             941          $ 10,092          1.11%           --
  2006   Lowest contract charges 0.50% Class B          $ 11.33              --                --            --         12.38%
         Highest contract charges 1.70% Class B         $ 10.28              --                --            --         11.03%
         All contract charges                                --           1,207          $ 12,655          0.80%           --
  2005   Lowest contract charges 0.50% Class B          $ 10.08              --                --            --          6.66%
         Highest contract charges 1.70% Class B         $  9.26              --                --            --          5.38%
         All contract charges                                --           1,491          $ 14,051          0.48%           --
  2004   Lowest contract charges 0.50% Class B          $  9.45              --                --            --         10.84%
         Highest contract charges 1.70% Class B         $  8.79              --                --            --          9.51%
         All contract charges                                --           1,772          $ 15,816          0.55%           --
  2003   Lowest contract charges 0.50% Class B          $  8.53              --                --            --         21.51%
         Highest contract charges 1.70% Class B         $  8.03              --                --            --         20.03%
         All contract charges                                --           1,959          $ 15,936          0.61%           --

MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 18.86              --                --            --         15.07%
         Highest contract charges 1.70% Class B         $ 16.57              --                --            --         13.65%
         All contract charges                                --           4,958          $ 85,014          0.34%           --
  2006   Lowest contract charges 0.50% Class B          $ 16.39              --                --            --          7.24%
         Highest contract charges 1.70% Class B         $ 14.58              --                --            --          5.95%
         All contract charges                                --           5,886          $ 88,476            --            --
  2005   Lowest contract charges 0.50% Class B          $ 15.29              --                --            --          8.48%
         Highest contract charges 1.70% Class B         $ 13.76              --                --            --          7.18%
         All contract charges                                --           7,269          $102,815            --            --
  2004   Lowest contract charges 0.50% Class B          $ 14.09              --                --            --         12.06%
         Highest contract charges 1.70% Class B         $ 12.84              --                --            --         10.71%
         All contract charges                                --           8,819          $116,063            --            --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
MarketPLUS Large Cap Growth (Continued)
---------------------------------------
  2003   Lowest contract charges 0.50% Class B      $ 12.58               --               --            --          28.76%
         Highest contract charges 1.70% Class B     $ 11.60               --               --            --          27.17%
         All contract charges                            --           10,270         $121,717            --             --

MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 18.67               --               --            --          (2.10)%
         Highest contract charges 1.70% Class B     $ 16.40               --               --            --          (3.30)%
         All contract charges                            --            6,755         $114,184          0.93%            --
  2006   Lowest contract charges 0.50% Class B      $ 19.07               --               --            --          11.92%
         Highest contract charges 1.70% Class B     $ 16.96               --               --            --          10.58%
         All contract charges                            --            8,495         $148,186          0.29%            --
  2005   Lowest contract charges 0.50% Class B      $ 17.04               --               --            --          10.77%
         Highest contract charges 1.70% Class B     $ 15.34               --               --            --           9.44%
         All contract charges                            --           10,049         $158,052          4.50%            --
  2004   Lowest contract charges 0.50% Class B      $ 15.38               --               --            --          17.26%
         Highest contract charges 1.70% Class B     $ 14.02               --               --            --          15.84%
         All contract charges                            --           11,078         $158,871          2.52%            --
  2003   Lowest contract charges 0.50% Class B      $ 13.12               --               --            --          32.65%
         Highest contract charges 1.70% Class B     $ 12.10               --               --            --          30.94%
         All contract charges                            --           12,192         $150,515          0.37%            --

Multimanager Aggressive Equity
------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $ 70.46              186         $ 13,100          0.03%         10.37%
  2006   1.15% Class A                              $ 63.84              227         $ 14,485          0.05%          4.16%
  2005   1.15% Class A                              $ 61.29              270         $ 16,518            --           7.23%
  2004   1.15% Class A                              $ 57.16              320         $ 18,274            --          11.08%
  2003   1.15% Class A                              $ 51.45              387         $ 19,896            --          36.30%

Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 79.11               --               --            --          10.83%
         Highest contract charges 1.70% Class B     $ 60.62               --               --            --           9.48%
         All contract charges                            --              417         $ 27,546          0.03%            --
  2006   Lowest contract charges 0.50% Class B      $ 71.38               --               --            --           4.59%
         Highest contract charges 1.70% Class B     $ 55.37               --               --            --           3.33%
         All contract charges                            --              534         $ 32,006          0.05%            --
  2005   Lowest contract charges 0.50% Class B      $ 68.25               --               --            --           7.66%
         Highest contract charges 1.70% Class B     $ 53.59               --               --            --           6.37%
         All contract charges                            --              658         $ 38,064            --             --
  2004   Lowest contract charges 0.50% Class B      $ 63.39               --               --            --          11.54%
         Highest contract charges 1.70% Class B     $ 50.38               --               --            --          10.19%
         All contract charges                            --              770         $ 41,681            --             --
  2003   Lowest contract charges 0.50% Class B      $ 56.83               --               --            --          36.82%
         Highest contract charges 1.70% Class B     $ 45.72               --               --            --          35.19%
         All contract charges                            --              852         $ 41,680            --             --

Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 12.69               --               --            --           5.66%
         Highest contract charges 1.70% Class B     $ 11.80               --               --            --           4.42%
         All contract charges                            --            3,034         $ 36,328          4.10%            --
  2006   Lowest contract charge 0.50% Class B       $ 12.01               --               --            --           3.25%
         Highest contract charge 1.70% Class B      $ 11.30               --               --            --           2.01%
         All contract charges                            --            3,476         $ 39,740          4.10%            --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          Years Ended December 31,
                                                  -------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment       Total
                                                   Unit value         (000s)          (000s)     Income ratio**   Return***
                                                  ------------ ------------------- ------------ ---------------- ----------
Multimanager Core Bond (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B       $ 11.63              --                --            --          1.24%
         Highest contract charge 1.70% Class B      $ 11.08              --                --            --          0.02%
         All contract charges                            --           4,117          $ 46,047          3.45%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.49              --                --            --          3.37%
         Highest contract charge 1.70% Class B      $ 11.07              --                --            --          2.12%
         All contract charges                            --           4,655          $ 51,923          3.15%           --
  2003   Lowest contract charge 0.50% Class B       $ 11.11              --                --            --          3.26%
         Highest contract charge 1.70% Class B      $ 10.84              --                --            --          1.98%
         All contract charges                            --           4,850          $ 52,844          3.33%           --

Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B       $ 13.68              --                --            --          8.49%
         Highest contract charge 1.70% Class B      $ 12.72              --                --            --          7.16%
         All contract charges                            --             947          $ 12,246            --            --
  2006   Lowest contract charge 0.50% Class B       $ 12.61              --                --            --          4.61%
         Highest contract charge 1.70% Class B      $ 11.87              --                --            --          3.35%
         All contract charges                            --           1,212          $ 14,588          1.00%           --
  2005   Lowest contract charge 0.50% Class B       $ 12.06              --                --            --          6.43%
         Highest contract charge 1.70% Class B      $ 11.49              --                --            --          5.15%
         All contract charges                            --           1,418          $ 16,462          2.49%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.33              --                --            --         11.57%
         Highest contract charge 1.70% Class B      $ 10.93              --                --            --         10.22%
         All contract charges                            --           1,500          $ 16,508          3.77%           --
  2003   Lowest contract charge 0.50% Class B       $ 10.16              --                --            --         27.48%
         Highest contract charge 1.70% Class B      $  9.91              --                --            --         25.92%
         All contract charges                            --           1,308          $ 13,030          1.19%           --

Multimanager High Yield
-----------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $ 35.48              76          $  2,697          6.89%         2.22%
  2006   1.15% Class A                              $ 34.71              93          $  3,231          6.41%         8.94%
  2005   1.15% Class A                              $ 31.86             110          $  3,518          7.18%         2.13%
  2004   1.15% Class A                              $ 31.20             132          $  4,123          6.32%         7.69%
  2003   1.15% Class A                              $ 28.97             131          $  3,797          5.32%        21.47%

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 39.58              --                --            --          2.62%
         Highest contract charges 1.70% Class B     $ 30.68              --                --            --          1.39%
         All contract charges                            --           2,228          $ 72,319          6.89%           --
  2006   Lowest contract charges 0.50% Class B      $ 38.57              --                --            --          9.38%
         Highest contract charges 1.70% Class B     $ 30.26              --                --            --          8.07%
         All contract charges                            --           2,673          $ 85,394          6.41%           --
  2005   Lowest contract charges 0.50% Class B      $ 35.26              --                --            --          2.55%
         Highest contract charges 1.70% Class B     $ 28.00              --                --            --          1.31%
         All contract charges                            --           3,191          $ 94,122          7.18%           --
  2004   Lowest contract charges 0.50% Class B      $ 34.38              --                --            --          8.13%
         Highest contract charges 1.70% Class B     $ 27.64              --                --            --          6.82%
         All contract charges                            --           3,675          $106,800          6.32%           --
  2003   Lowest contract charges 0.50% Class B      $ 31.80              --                --            --         21.93%
         Highest contract charges 1.70% Class B     $ 25.87              --                --            --         20.45%
         All contract charges                            --           3,767          $102,272          5.32%           --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          Years Ended December 31,
                                                 ---------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- ------------
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 19.78              --                --            --          11.88%
         Highest contract charge 1.70% Class B     $ 18.39              --                --            --          10.52%
         All contract charges                           --           1,545           $28,884          0.65%            --
  2006   Lowest contract charge 0.50% Class B      $ 17.68              --                --            --          24.69%
         Highest contract charge 1.70% Class B     $ 16.64              --                --            --          23.19%
         All contract charges                           --           1,786           $30,134          2.11%            --
  2005   Lowest contract charge 0.50% Class B      $ 14.18              --                --            --          14.87%
         Highest contract charge 1.70% Class B     $ 13.51              --                --            --          13.48%
         All contract charges                           --           1,608           $21,954          3.83%            --
  2004   Lowest contract charge 0.50% Class B      $ 12.35              --                --            --          17.32%
         Highest contract charge 1.70% Class B     $ 11.90              --                --            --          15.90%
         All contract charges                           --           1,633           $19,579          2.14%            --
  2003   Lowest contract charge 0.50% Class B      $ 10.52              --                --            --          33.72%
         Highest contract charge 1.70% Class B     $ 10.27              --                --            --          32.02%
         All contract charges                           --           1,417           $14,629          0.72%            --

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 13.45              --                --            --           4.51%
         Highest contract charge 1.70% Class B     $ 12.50              --                --            --           3.22%
         All contract charges                           --             625           $ 7,927          0.39%            --
  2006   Lowest contract charge 0.50% Class B      $ 12.87              --                --            --          13.01%
         Highest contract charge 1.70% Class B     $ 12.11              --                --            --          11.65%
         All contract charges                           --             721           $ 8,833          0.56%            --
  2005   Lowest contract charge 0.50% Class B      $ 11.39              --                --            --           6.20%
         Highest contract charge 1.70% Class B     $ 10.85              --                --            --           4.92%
         All contract charges                           --             854           $ 9,357          0.76%            --
  2004   Lowest contract charge 0.50% Class B      $ 10.72              --                --            --           9.13%
         Highest contract charge 1.70% Class B     $ 10.34              --                --            --           7.81%
         All contract charges                           --             973           $10,142          2.19%            --
  2003   Lowest contract charge 0.50% Class B      $  9.83              --                --            --          27.50%
         Highest contract charge 1.70% Class B     $  9.59              --                --            --          26.04%
         All contract charges                           --           1,019           $ 9,823          0.15%            --

Multimanager Large Cap Growth
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 11.13              --                --            --          10.64%
         Highest contract charge 1.70% Class B     $ 10.35              --                --            --           9.29%
         All contract charges                           --           1,117           $11,737            --             --
  2006   Lowest contract charge 0.50% Class B      $ 10.06              --                --            --          (0.39)%
         Highest contract charge 1.70% Class B     $  9.47              --                --            --          (1.59)%
         All contract charges                           --           1,480           $14,194            --             --
  2005   Lowest contract charge 0.50% Class B      $ 10.10              --                --            --           6.95%
         Highest contract charge 1.70% Class B     $  9.62              --                --            --           5.67%
         All contract charges                           --           1,677           $16,297            --             --
  2004   Lowest contract charge 0.50% Class B      $  9.44              --                --            --           6.13%
         Highest contract charge 1.70% Class B     $  9.10              --                --            --           4.85%
         All contract charges                           --           1,855           $17,016            --             --
  2003   Lowest contract charge 0.50% Class B      $  8.90              --                --            --          30.12%
         Highest contract charge 1.70% Class B     $  8.68              --                --            --          28.40%
         All contract charges                           --           1,776           $15,491            --             --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 ---------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- ------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 15.45              --                --            --           3.07%
         Highest contract charge 1.70% Class B     $ 14.37              --                --            --           1.91%
         All contract charges                           --           1,619           $23,654          1.07%            --
  2006   Lowest contract charge 0.50% Class B      $ 14.99              --                --            --          18.73%
         Highest contract charge 1.70% Class B     $ 14.10              --                --            --          17.30%
         All contract charges                           --           1,786           $25,531          2.61%            --
  2005   Lowest contract charge 0.50% Class B      $ 12.62              --                --            --           6.56%
         Highest contract charge 1.70% Class B     $ 12.02              --                --            --           5.28%
         All contract charges                           --           1,819           $22,104          2.85%            --
  2004   Lowest contract charge 0.50% Class B      $ 11.84              --                --            --          13.85%
         Highest contract charge 1.70% Class B     $ 11.42              --                --            --          12.48%
         All contract charges                           --           1,724           $19,852          6.21%            --
  2003   Lowest contract charge 0.50% Class B      $ 10.40              --                --            --          30.33%
         Highest contract charge 1.70% Class B     $ 10.15              --                --            --          28.81%
         All contract charges                           --           1,563           $15,952          2.07%            --

Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 12.70              --                --            --          11.31%
         Highest contract charge 1.70% Class B     $ 11.81              --                --            --           9.96%
         All contract charges                           --           1,704           $20,433            --             --
  2006   Lowest contract charge 0.50% Class B      $ 11.41              --                --            --           9.07%
         Highest contract charge 1.70% Class B     $ 10.74              --                --            --           7.76%
         All contract charges                           --           2,017           $21,934          0.51%            --
  2005   Lowest contract charge 0.50% Class B      $ 10.46              --                --            --           7.84%
         Highest contract charge 1.70% Class B     $  9.96              --                --            --           6.55%
         All contract charges                           --           2,393           $24,089          1.55%            --
  2004   Lowest contract charge 0.50% Class B      $  9.70              --                --            --          11.17%
         Highest contract charge 1.70% Class B     $  9.35              --                --            --           9.83%
         All contract charges                           --           2,748           $25,891          1.55%            --
  2003   Lowest contract charge 0.50% Class B      $  8.72              --                --            --          39.52%
         Highest contract charge 1.70% Class B     $  8.52              --                --            --          37.86%
         All contract charges                           --           2,795           $23,920          1.76%            --

Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 14.47              --                --            --          (0.41)%
         Highest contract charge 1.70% Class B     $ 13.46              --                --            --          (1.61)%
         All contract charges                           --           1,372           $18,748            --             --
  2006   Lowest contract charge 0.50% Class B      $ 14.53              --                --            --          14.16%
         Highest contract charge 1.70% Class B     $ 13.68              --                --            --          12.79%
         All contract charges                           --           1,931           $26,757          1.63%            --
  2005   Lowest contract charge 0.50% Class B      $ 12.73              --                --            --           6.81%
         Highest contract charge 1.70% Class B     $ 12.13              --                --            --           5.53%
         All contract charges                           --           2,164           $26,520          6.25%            --
  2004   Lowest contract charge 0.50% Class B      $ 11.92              --                --            --          14.61%
         Highest contract charge 1.70% Class B     $ 11.49              --                --            --          13.23%
         All contract charges                           --           2,950           $34,188          3.92%            --
  2003   Lowest contract charge 0.50% Class B      $ 10.40              --                --            --          39.95%
         Highest contract charge 1.70% Class B     $ 10.15              --                --            --          38.27%
         All contract charges                           --           2,491           $25,413          0.75%            --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000s)          (000s)     Income ratio**    Return***
                                                      -----------  ------------------  ----------   --------------   ------------
Multimanager Small Cap Growth (i)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  9.72           --                --            --            3.18%
         Highest contract charges 1.70% Class B (c)     $  8.71           --                --            --            1.99%
         All contract charges                                --        1,163           $10,398            --              --
  2006   Lowest contract charges 0.50% Class B (c)      $  9.42           --                --            --            9.66%
         Highest contract charges 1.70% Class B (c)     $  8.54           --                --            --            8.34%
         All contract charges                                --          734           $ 6,421          1.54%             --
  2005   Lowest contract charges 0.50% Class B (c)      $  8.59           --                --            --            6.95%
         Highest contract charges 1.70% Class B (c)     $  7.89           --                --            --            5.67%
         All contract charges                                --          441           $ 3,552          3.12%             --
  2004   Lowest contract charges 0.50% Class B (c)      $  8.04           --                --            --           14.09%
         Highest contract charges 1.70% Class B (c)     $  7.46           --                --            --           13.83%
         All contract charges                                --          123           $   937            --              --

Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 19.06           --                --            --          (10.31)%
         Highest contract charges 1.70% Class B         $ 16.88           --                --            --          (11.39)%
         All contract charges                                --        1,623           $28,199          0.27%             --
  2006   Lowest contract charges 0.50% Class B          $ 21.25           --                --            --           15.53%
         Highest contract charges 1.70% Class B         $ 19.05           --                --            --           14.14%
         All contract charges                                --        2,245           $43,882          5.12%             --
  2005   Lowest contract charges 0.50% Class B          $ 18.39           --                --            --            4.16%
         Highest contract charges 1.70% Class B         $ 16.69           --                --            --            2.91%
         All contract charges                                --        2,709           $46,249          4.27%             --
  2004   Lowest contract charges 0.50% Class B          $ 17.65           --                --            --           16.52%
         Highest contract charges 1.70% Class B         $ 16.22           --                --            --           15.12%
         All contract charges                                --        2,865           $47,417          5.86%             --
  2003   Lowest contract charges 0.50% Class B          $ 15.15           --                --            --           36.75%
         Highest contract charges 1.70% Class B         $ 14.09           --                --            --           35.07%
         All contract charges                                --        2,435           $34,939          0.99%             --

Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B           $ 13.01           --                --            --           17.63%
         Highest contract charge 1.70% Class B          $ 12.10           --                --            --           16.23%
         All contract charges                                --        2,895           $35,481            --              --
  2006   Lowest contract charge 0.50% Class B           $ 11.06           --                --            --            6.76%
         Highest contract charge 1.70% Class B          $ 10.41           --                --            --            5.48%
         All contract charges                                --        3,420           $35,985            --              --
  2005   Lowest contract charge 0.50% Class B           $ 10.36           --                --            --           10.71%
         Highest contract charge 1.70% Class B          $  9.87           --                --            --            9.38%
         All contract charges                                --        4,223           $42,059            --              --
  2004   Lowest contract charge 0.50% Class B           $  9.36           --                --            --            4.46%
         Highest contract charge 1.70% Class B          $  9.02           --                --            --            3.20%
         All contract charges                                --        5,125           $46,563          1.09%             --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Concluded)
    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000s)          (000s)     Income ratio**    Return***
                                                      -----------  ------------------  ----------   --------------   ------------
Multimanager Technology (b) (Continued)
---------------------------------------
   2003 Lowest contract charge 0.50% Class B             $ 8.96              --              --             --          56.92%
        Highest contract charge 1.70% Class B            $ 8.74              --              --             --          54.96%
        All contract charges                                 --           1,064          $9,352           4.93%            --


----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17,2005.
(f) Units were made available for sale on September 18,2006.
(g) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(h) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(i) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(j) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k) Units were made available for sale on May 29, 2007.
(l) Units were made available for sale on July 2, 2007.

* Expenses as a percentage of average net assets (0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007............     FSA-3
   Statements of Operations for the Year Ended December 31, 2007......    FSA-35
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and 2006......................................    FSA-48
   Notes to Financial Statements......................................    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............       F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006............       F-4
   Consolidated Statements of Earnings, Years Ended December 31,
      2007, 2006 and 2005.............................................       F-5
   Consolidated Statements of Shareholder's Equity and
      Comprehensive Income, Years Ended December 31, 2007, 2006
      and 2005........................................................       F-6
   Consolidated Statements of Cash Flows, Years Ended December
      31, 2007, 2006 and 2005.........................................       F-7
   Notes to Consolidated Financial Statements.........................       F-9


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


                                                             AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                               Allocation        Allocation            Allocation
                                                           ----------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $2,788,493,340      $512,690,295         $1,028,161,611
Receivable for The Trusts shares sold ....................              --                --                     --
Receivable for policy-related transactions ...............       9,531,726           129,987              1,550,341
                                                            --------------      ------------         --------------
  Total assets ...........................................   2,798,025,066       512,820,282          1,029,711,952
                                                            --------------      ------------         --------------
Liabilities:
Payable for The Trusts shares purchased ..................      10,065,458           129,987              1,547,941
Payable for policy-related transactions ..................              --                --                     --
                                                            --------------      ------------         --------------
  Total liabilities ......................................      10,065,458           129,987              1,547,941
                                                            --------------      ------------         --------------
Net Assets ...............................................  $2,787,959,608      $512,690,295         $1,028,164,011
                                                            ==============      ============         ==============
Accumulation Units .......................................   2,787,372,293       512,685,863          1,028,164,011
Retained by AXA Equitable in Separate Account No. 49 .....         587,315             4,432                     --
                                                            --------------      ------------         --------------
Total net assets .........................................  $2,787,959,608      $512,690,295         $1,028,164,011
                                                            ==============      ============         ==============
Investments in shares of The Trusts, at cost .............  $2,747,943,388      $520,469,766         $1,027,941,319
The Trusts shares held
 Class A .................................................              --                --                     --
 Class B .................................................     189,940,248        47,022,764             88,692,863



                                                              AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                               Allocation         Allocation          Common Stock
                                                           ----------------- ------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $5,581,130,343      $9,864,114,441       $1,221,599,965
Receivable for The Trusts shares sold ....................              --                  --              545,618
Receivable for policy-related transactions ...............       9,343,808          18,277,568                   --
                                                            --------------      --------------       --------------
  Total assets ...........................................   5,590,474,151       9,882,392,009        1,222,145,583
                                                            --------------      --------------       --------------
Liabilities:
Payable for The Trusts shares purchased ..................       9,343,808          18,171,371                   --
Payable for policy-related transactions ..................              --                  --              545,618
                                                            --------------      --------------       --------------
  Total liabilities ......................................       9,343,808          18,171,371              545,618
                                                            --------------      --------------       --------------
Net Assets ...............................................  $5,581,130,343      $9,864,220,638       $1,221,599,965
                                                            ==============      ==============       ==============
Accumulation Units .......................................   5,580,779,675       9,864,220,638        1,221,552,588
Retained by AXA Equitable in Separate Account No. 49 .....         350,668                  --               47,377
                                                            --------------      --------------       --------------
Total net assets .........................................  $5,581,130,343      $9,864,220,638       $1,221,599,965
                                                            ==============      ==============       ==============
Investments in shares of The Trusts, at cost .............  $5,308,395,974      $9,509,768,157       $1,092,658,101
The Trusts shares held
 Class A .................................................              --                  --                   --
 Class B .................................................     328,182,046         707,159,574           60,606,054

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                       EQ/AllianceBernstein
                                                           Intermediate
                                                            Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Securities           International        Large Cap Growth
                                                      --------------------- ---------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value ...      $297,019,320         $1,284,920,262          $411,165,560
Receivable for The Trusts shares sold ...............           367,236                     --               193,263
Receivable for policy-related transactions ..........                --                162,117                    --
                                                           ------------         --------------          ------------
  Total assets ......................................       297,386,556          1,285,082,379           411,358,823
                                                           ------------         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased .............                --                162,118                    --
Payable for policy-related transactions .............           367,236                     --               193,263
                                                           ------------         --------------          ------------
  Total liabilities .................................           367,236                162,118               193,263
                                                           ------------         --------------          ------------
Net Assets ..........................................      $297,019,320         $1,284,920,261          $411,165,560
                                                           ============         ==============          ============
Accumulation Units ..................................       296,887,073          1,284,349,502           411,124,485
Retained by AXA Equitable in Separate Account No. 49            132,247                570,759                41,075
                                                           ------------         --------------          ------------
Total net assets ....................................      $297,019,320         $1,284,920,261          $411,165,560
                                                           ============         ==============          ============
Investments in shares of The Trusts, at cost ........      $303,507,102         $1,180,276,945          $339,888,303
The Trusts shares held
 Class A ............................................                --                     --                    --
 Class B ............................................        30,200,103             90,158,124            46,953,315



                                                        EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Quality Bond         Small Cap Growth            Value
                                                       ---------------------- ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ...       $392,993,141           $527,140,872          $2,350,077,347
Receivable for The Trusts shares sold ...............            134,740                     --               2,280,587
Receivable for policy-related transactions ..........              1,791                349,080                      --
                                                            ------------           ------------          --------------
  Total assets ......................................        393,129,672            527,489,952           2,352,357,934
                                                            ------------           ------------          --------------
Liabilities:
Payable for The Trusts shares purchased .............                 --                349,080                      --
Payable for policy-related transactions .............                 --                     --               2,280,586
                                                            ------------           ------------          --------------
  Total liabilities .................................                 --                349,080               2,280,586
                                                            ------------           ------------          --------------
Net Assets ..........................................       $393,129,672           $527,140,872          $2,350,077,348
                                                            ============           ============          ==============
Accumulation Units ..................................        393,129,672            526,858,568           2,349,957,940
Retained by AXA Equitable in Separate Account No. 49                  --                282,304                 119,408
                                                            ------------           ------------          --------------
Total net assets ....................................       $393,129,672           $527,140,872          $2,350,077,348
                                                            ============           ============          ==============
Investments in shares of The Trusts, at cost ........       $402,859,839           $500,169,277          $2,378,567,371
The Trusts shares held
 Class A ............................................                 --                     --                      --
 Class B ............................................         39,745,670             33,260,400             164,834,312

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Ariel      EQ/AXA Rosenberg Value      EQ/BlackRock
                                                            Appreciation II      Long/Short Equity     Basic Value Equity
                                                           ----------------- ------------------------ --------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $55,931,841          $134,385,437           $829,379,000
Receivable for The Trusts shares sold ....................             --                    --                 99,242
Receivable for policy-related transactions ...............        158,950                29,891                     --
                                                              -----------          ------------           ------------
  Total assets ...........................................     56,090,791           134,415,328            829,478,242
                                                              -----------          ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................        158,950                29,892                     --
Payable for policy-related transactions ..................             --                    --                 99,242
                                                              -----------          ------------           ------------
  Total liabilities ......................................        158,950                29,892                 99,242
                                                              -----------          ------------           ------------
Net Assets ...............................................    $55,931,841          $134,385,436           $829,379,000
                                                              ===========          ============           ============
Accumulation Units .......................................     52,562,996           134,306,759            829,333,631
Retained by AXA Equitable in Separate Account No. 49 .....      3,368,845                78,677                 45,369
                                                              -----------          ------------           ------------
Total net assets .........................................    $55,931,841          $134,385,436           $829,379,000
                                                              ===========          ============           ============
Investments in shares of The Trusts, at cost .............    $57,389,342          $136,202,574           $817,471,868
The Trusts shares held
 Class A .................................................         10,309                    --                     --
 Class B .................................................      5,097,400            12,535,955             52,825,241



                                                                EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                            International Value      Equity Income     Socially Responsible
                                                           --------------------- -------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,145,280,502        $202,348,213          $62,426,361
Receivable for The Trusts shares sold ....................            385,886                  --                   --
Receivable for policy-related transactions ...............                 --             169,563               37,743
                                                               --------------        ------------          -----------
  Total assets ...........................................      1,145,666,388         202,517,776           62,464,104
                                                               --------------        ------------          -----------
Liabilities:
Payable for The Trusts shares purchased ..................                 --             169,563               37,743
Payable for policy-related transactions ..................            385,886                  --                   --
                                                               --------------        ------------          -----------
  Total liabilities ......................................            385,886             169,563               37,743
                                                               --------------        ------------          -----------
Net Assets ...............................................     $1,145,280,502        $202,348,213          $62,426,361
                                                               ==============        ============          ===========
Accumulation Units .......................................      1,144,876,525         202,050,920           62,358,165
Retained by AXA Equitable in Separate Account No. 49 .....            403,977             297,293               68,196
                                                               --------------        ------------          -----------
Total net assets .........................................     $1,145,280,502        $202,348,213          $62,426,361
                                                               ==============        ============          ===========
Investments in shares of The Trusts, at cost .............     $1,038,625,233        $206,937,512          $57,612,353
The Trusts shares held
 Class A .................................................                 --              20,178                   --
 Class B .................................................         71,001,274          30,807,737            6,858,899

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                 EQ/Capital
                                                               EQ/Capital         Guardian      EQ/Caywood-Scholl
                                                            Guardian Growth       Research       High Yield Bond
                                                           ----------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $440,295,586    $1,497,371,182       $143,504,893
Receivable for The Trusts shares sold ....................              --         1,752,630             99,045
Receivable for policy-related transactions ...............         257,326                --                 --
                                                              ------------    --------------       ------------
  Total assets ...........................................     440,552,912     1,499,123,812        143,603,938
                                                              ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................         257,325                --                 --
Payable for policy-related transactions ..................              --         1,752,630             99,046
                                                              ------------    --------------       ------------
  Total liabilities ......................................         257,325         1,752,630             99,046
                                                              ------------    --------------       ------------
Net Assets ...............................................    $440,295,587    $1,497,371,182       $143,504,892
                                                              ============    ==============       ============
Accumulation Units .......................................     439,864,355     1,497,201,578        143,500,190
Retained by AXA Equitable in Separate Account No. 49 .....         431,232           169,604              4,702
                                                              ------------    --------------       ------------
Total net assets .........................................    $440,295,587    $1,497,371,182       $143,504,892
                                                              ============    ==============       ============
Investments in shares of The Trusts, at cost .............    $411,825,009    $1,348,265,081       $151,052,706
The Trusts shares held
 Class A .................................................              --                --                 --
 Class B .................................................      29,795,659       107,869,222         32,202,585



                                                                EQ/Davis
                                                                New York        EQ/Equity         EQ/Evergreen
                                                                Venture         500 Index      International Bond
                                                            --------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $277,420,617    $1,577,342,214       $200,080,105
Receivable for The Trusts shares sold ....................             --           362,517                 --
Receivable for policy-related transactions ...............        494,883                --          1,713,191
                                                             ------------    --------------       ------------
  Total assets ...........................................    277,915,500     1,577,704,731        201,793,296
                                                             ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................        494,883                --          1,713,191
Payable for policy-related transactions ..................             --           362,518                 --
                                                             ------------    --------------       ------------
  Total liabilities ......................................        494,883           362,518          1,713,191
                                                             ------------    --------------       ------------
Net Assets ...............................................   $277,420,617    $1,577,342,213       $200,080,105
                                                             ============    ==============       ============
Accumulation Units .......................................    273,948,797     1,576,821,967        194,602,481
Retained by AXA Equitable in Separate Account No. 49 .....      3,471,820           520,246          5,477,624
                                                             ------------    --------------       ------------
Total net assets .........................................   $277,420,617    $1,577,342,213       $200,080,105
                                                             ============    ==============       ============
Investments in shares of The Trusts, at cost .............   $277,078,705    $1,406,523,037       $192,591,091
The Trusts shares held
 Class A .................................................        151,917                --             10,314
 Class B .................................................     24,777,927        60,852,718         18,583,993

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/Evergreen                      EQ/Franklin
                                                                Omega       EQ/FI Mid Cap        Income
                                                           -------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $176,544,619   $1,035,825,077    $605,070,867
Receivable for The Trusts shares sold ....................            --          318,155              --
Receivable for policy-related transactions ...............        25,535               --         485,937
                                                            ------------   --------------    ------------
  Total assets ...........................................   176,570,154    1,036,143,232     605,556,804
                                                            ------------   --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        25,535               --         485,936
Payable for policy-related transactions ..................            --          318,155              --
                                                            ------------   --------------    ------------
  Total liabilities ......................................        25,535          318,155         485,936
                                                            ------------   --------------    ------------
Net Assets ...............................................  $176,544,619   $1,035,825,077    $605,070,868
                                                            ============   ==============    ============
Accumulation Units .......................................   176,491,871    1,035,525,084     601,802,920
Retained by AXA Equitable in Separate Account No. 49 .....        52,748          299,993       3,267,948
                                                            ------------   --------------    ------------
Total net assets .........................................  $176,544,619   $1,035,825,077    $605,070,868
                                                            ============   ==============    ============
Investments in shares of The Trusts, at cost .............  $175,581,782   $1,079,672,565    $629,966,407
The Trusts shares held
 Class A .................................................            --               --         156,552
 Class B .................................................    19,441,020      104,035,016      58,713,932



                                                                                  EQ/Franklin         EQ/GAMCO
                                                              EQ/Franklin     Templeton Founding    Mergers and
                                                            Small Cap Value        Strategy         Acquisitions
                                                           ----------------- -------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $61,224,375        $793,412,437      $131,969,742
Receivable for The Trusts shares sold ....................             --                  --                --
Receivable for policy-related transactions ...............        139,119           6,495,902           124,702
                                                              -----------        ------------      ------------
  Total assets ...........................................     61,363,494         799,908,339       132,094,444
                                                              -----------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................        139,119           6,495,902           124,702
Payable for policy-related transactions ..................             --                  --                --
                                                              -----------        ------------      ------------
  Total liabilities ......................................        139,119           6,495,902           124,702
                                                              -----------        ------------      ------------
Net Assets ...............................................    $61,224,375        $793,412,437      $131,969,742
                                                              ===========        ============      ============
Accumulation Units .......................................     58,242,907         793,250,960       131,858,510
Retained by AXA Equitable in Separate Account No. 49 .....      2,981,468             161,477           111,232
                                                              -----------        ------------      ------------
Total net assets .........................................    $61,224,375        $793,412,437      $131,969,742
                                                              ===========        ============      ============
Investments in shares of The Trusts, at cost .............    $69,378,345        $820,318,262      $136,098,014
The Trusts shares held
 Class A .................................................        151,865              10,162             7,981
 Class B .................................................      6,069,838          82,759,237        10,780,348

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/GAMCO Small                         EQ/International
                                                            Company Value   EQ/International ETF        Growth
                                                           --------------- ---------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $470,581,830         $3,703,857          $237,738,956
Receivable for The Trusts shares sold ....................        40,344                 --                    --
Receivable for policy-related transactions ...............            --                 --             1,560,946
                                                            ------------         ----------          ------------
  Total assets ...........................................   470,622,174          3,703,857           239,299,902
                                                            ------------         ----------          ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --                 --             1,560,946
Payable for policy-related transactions ..................        40,343                 --                    --
                                                            ------------         ----------          ------------
  Total liabilities ......................................        40,343                 --             1,560,946
                                                            ------------         ----------          ------------
Net Assets ...............................................  $470,581,831         $3,703,857          $237,738,956
                                                            ============         ==========          ============
Accumulation Units .......................................   470,453,835                 --           237,725,161
Retained by AXA Equitable in Separate Account No. 49 .....       127,996          3,703,857                13,795
                                                            ------------         ----------          ------------
Total net assets .........................................  $470,581,831         $3,703,857          $237,738,956
                                                            ============         ==========          ============
Investments in shares of The Trusts, at cost .............  $464,980,841         $3,127,238          $228,688,653
The Trusts shares held
 Class A .................................................         2,959            155,919                    --
 Class B .................................................    14,894,993            155,339            32,821,952



                                                                EQ/JPMorgan         EQ/JPMorgan       EQ/Legg Mason
                                                                 Core Bond      Value Opportunities    Value Equity
                                                           - ----------------- --------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,271,481,983        $420,150,483      $183,660,886
Receivable for The Trusts shares sold ....................           897,812             242,175                --
Receivable for policy-related transactions ...............                --                  --           166,587
                                                              --------------        ------------      ------------
  Total assets ...........................................     1,272,379,795         420,392,658       183,827,473
                                                              --------------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................                --                  --           166,587
Payable for policy-related transactions ..................           897,812             242,175                --
                                                              --------------        ------------      ------------
  Total liabilities ......................................           897,812             242,175           166,587
                                                              --------------        ------------      ------------
Net Assets ...............................................    $1,271,481,983        $420,150,483      $183,660,886
                                                              ==============        ============      ============
Accumulation Units .......................................     1,271,391,942         419,788,447       180,500,089
Retained by AXA Equitable in Separate Account No. 49 .....            90,041             362,036         3,160,797
                                                              --------------        ------------      ------------
Total net assets .........................................    $1,271,481,983        $420,150,483      $183,660,886
                                                              ==============        ============      ============
Investments in shares of The Trusts, at cost .............    $1,317,245,079        $438,954,871      $188,244,476
The Trusts shares held
 Class A .................................................                --                  --            10,258
 Class B .................................................       117,580,396          36,042,597        17,842,328

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               EQ/Long        EQ/Lord Abbett    EQ/Lord Abbett
                                                              Term Bond     Growth and Income   Large Cap Core
                                                           --------------- ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $114,656,454       $151,193,748       $82,042,362
Receivable for The Trusts shares sold ....................            --             26,686                --
Receivable for policy-related transactions ...............        78,511                 --         1,065,361
                                                            ------------       ------------       -----------
  Total assets ...........................................   114,734,965        151,220,434        83,107,723
                                                            ------------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................        78,511                 --         1,065,360
Payable for policy-related transactions ..................            --             26,686                --
                                                            ------------       ------------       -----------
  Total liabilities ......................................        78,511             26,686         1,065,360
                                                            ------------       ------------       -----------
Net Assets ...............................................  $114,656,454       $151,193,748       $82,042,363
                                                            ============       ============       ===========
Accumulation Units .......................................   114,595,834        147,275,031        78,014,089
Retained by AXA Equitable in Separate Account No. 49 .....        60,620          3,918,717         4,028,274
                                                            ------------       ------------       -----------
Total net assets .........................................  $114,656,454       $151,193,748       $82,042,363
                                                            ============       ============       ===========
Investments in shares of The Trusts, at cost .............  $112,468,430       $149,601,769       $77,685,649
The Trusts shares held
 Class A .................................................            --             10,793            10,705
 Class B .................................................     8,372,471         12,422,243         6,500,754

                                                             EQ/Lord Abbett      EQ/Marsico        EQ/Money
                                                              Mid Cap Value        Focus            Market
                                                            ---------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $301,405,216    $1,909,859,842    $851,522,708
Receivable for The Trusts shares sold ....................         421,157                --              --
Receivable for policy-related transactions ...............              --           418,422       3,814,951
                                                              ------------    --------------    ------------
  Total assets ...........................................     301,826,373     1,910,278,264     855,337,659
                                                              ------------    --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --           418,422       3,814,952
Payable for policy-related transactions ..................         421,157                --              --
                                                              ------------    --------------    ------------
  Total liabilities ......................................         421,157           418,422       3,814,952
                                                              ------------    --------------    ------------
Net Assets ...............................................    $301,405,216    $1,909,859,842    $851,522,707
                                                              ============    ==============    ============
Accumulation Units .......................................     297,469,619     1,909,091,610     851,459,337
Retained by AXA Equitable in Separate Account No. 49 .....       3,935,597           768,232          63,370
                                                              ------------    --------------    ------------
Total net assets .........................................    $301,405,216    $1,909,859,842    $851,522,707
                                                              ============    ==============    ============
Investments in shares of The Trusts, at cost .............    $319,081,468    $1,633,092,983    $851,684,947
The Trusts shares held
 Class A .................................................          11,116                --              --
 Class B .................................................      25,869,243       108,730,423     851,369,870

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              EQ/Montag &       EQ/Mutual     EQ/Oppenheimer
                                                            Caldwell Growth       Shares          Global
                                                           ----------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $100,681,466    $373,766,283     $120,697,952
Receivable for The Trusts shares sold ....................              --              --               --
Receivable for policy-related transactions ...............       1,875,273         292,161          572,912
                                                              ------------    ------------     ------------
  Total assets ...........................................     102,556,739     374,058,444      121,270,864
                                                              ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................       1,875,273         292,161          572,912
Payable for policy-related transactions ..................              --              --               --
                                                              ------------    ------------     ------------
  Total liabilities ......................................       1,875,273         292,161          572,912
                                                              ------------    ------------     ------------
Net Assets ...............................................    $100,681,466    $373,766,283     $120,697,952
                                                              ============    ============     ============
Accumulation Units .......................................     100,498,419     351,878,571      111,406,986
Retained by AXA Equitable in Separate Account No. 49 .....         183,047      21,887,712        9,290,966
                                                              ------------    ------------     ------------
Total net assets .........................................    $100,681,466    $373,766,283     $120,697,952
                                                              ============    ============     ============
Investments in shares of The Trusts, at cost .............    $ 92,614,792    $378,436,809     $120,564,497
The Trusts shares held
 Class A .................................................          21,527       1,001,869          406,270
 Class B .................................................      15,296,654      33,223,690       10,106,736



                                                             EQ/Oppenheimer  EQ/Oppenheimer
                                                              Main Street      Main Street       EQ/PIMCO
                                                              Opportunity       Small Cap      Real Return
                                                            --------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $49,060,044      $71,006,974    $486,950,499
Receivable for The Trusts shares sold ....................             --               --       1,334,308
Receivable for policy-related transactions ...............        100,306           77,909              --
                                                              -----------      -----------    ------------
  Total assets ...........................................     49,160,350       71,084,883     488,284,807
                                                              -----------      -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        100,306           77,909              --
Payable for policy-related transactions ..................             --               --       1,334,309
                                                              -----------      -----------    ------------
  Total liabilities ......................................        100,306           77,909       1,334,309
                                                              -----------      -----------    ------------
Net Assets ...............................................    $49,060,044      $71,006,974    $486,950,498
                                                              ===========      ===========    ============
Accumulation Units .......................................     37,790,796       60,151,291     486,803,076
Retained by AXA Equitable in Separate Account No. 49 .....     11,269,248       10,855,683         147,422
                                                              -----------      -----------    ------------
Total net assets .........................................    $49,060,044      $71,006,974    $486,950,498
                                                              ===========      ===========    ============
Investments in shares of The Trusts, at cost .............    $50,987,714      $75,085,671    $471,312,391
The Trusts shares held
 Class A .................................................        531,726          510,411          10,304
 Class B .................................................      4,089,218        6,235,375      46,178,991

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               EQ/Short        EQ/Small     EQ/T. Rowe Price
                                                            Duration Bond   Company Index     Growth Stock
                                                           --------------- --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $80,713,285    $444,692,315      $291,068,410
Receivable for The Trusts shares sold ....................       246,518         108,570            28,470
Receivable for policy-related transactions ...............            --              --                --
                                                             -----------    ------------      ------------
  Total assets ...........................................    80,959,803     444,800,885       291,096,880
                                                             -----------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --                --
Payable for policy-related transactions ..................       166,685         108,570            24,787
                                                             -----------    ------------      ------------
  Total liabilities ......................................       166,685         108,570            24,787
                                                             -----------    ------------      ------------
Net Assets ...............................................   $80,793,118    $444,692,315      $291,072,093
                                                             ===========    ============      ============
Accumulation Units .......................................    80,793,118     444,439,939       291,072,093
Retained by AXA Equitable in Separate Account No. 49 .....            --         252,376                --
                                                             -----------    ------------      ------------
Total net assets .........................................   $80,793,118    $444,692,315      $291,072,093
                                                             ===========    ============      ============
Investments in shares of The Trusts, at cost .............   $81,907,950    $459,916,823      $270,004,897
The Trusts shares held
 Class A .................................................         5,479              --                 5
 Class B .................................................     7,986,391      38,305,623        13,573,318



                                                             EQ/Templeton         EQ/UBS        EQ/Van Kampen
                                                                Growth      Growth and Income      Comstock
                                                            -------------- ------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $286,214,630      $84,497,331      $289,349,061
Receivable for The Trusts shares sold ....................             --           32,212            65,930
Receivable for policy-related transactions ...............        179,818               --                --
                                                             ------------      -----------      ------------
  Total assets ...........................................    286,394,448       84,529,543       289,414,991
                                                             ------------      -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................        179,818               --                --
Payable for policy-related transactions ..................             --           32,212            65,930
                                                             ------------      -----------      ------------
  Total liabilities ......................................        179,818           32,212            65,930
                                                             ------------      -----------      ------------
Net Assets ...............................................   $286,214,630      $84,497,331      $289,349,061
                                                             ============      ===========      ============
Accumulation Units .......................................    282,910,465       84,474,469       285,775,971
Retained by AXA Equitable in Separate Account No. 49 .....      3,304,165           22,862         3,573,090
                                                             ------------      -----------      ------------
Total net assets .........................................   $286,214,630      $84,497,331      $289,349,061
                                                             ============      ===========      ============
Investments in shares of The Trusts, at cost .............   $290,819,240      $81,591,846      $298,228,994
The Trusts shares held
 Class A .................................................        151,868               --            11,020
 Class B .................................................     26,034,882       12,348,337        26,598,621

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              EQ/Van Kampen
                                                            Emerging Markets    EQ/Van Kampen   EQ/Van Kampen
                                                                 Equity        Mid Cap Growth    Real Estate
                                                           ------------------ ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $1,627,458,066     $318,831,614    $451,457,195
Receivable for The Trusts shares sold ....................               --               --         488,596
Receivable for policy-related transactions ...............        2,481,869          871,000              --
                                                             --------------     ------------    ------------
  Total assets ...........................................    1,629,939,935      319,702,614     451,945,791
                                                             --------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        2,481,869          871,001              --
Payable for policy-related transactions ..................               --               --         488,596
                                                             --------------     ------------    ------------
  Total liabilities ......................................        2,481,869          871,001         488,596
                                                             --------------     ------------    ------------
Net Assets ...............................................   $1,627,458,066     $318,831,613    $451,457,195
                                                             ==============     ============    ============
Accumulation Units .......................................    1,627,246,701      313,835,286     451,151,639
Retained by AXA Equitable in Separate Account No. 49 .....          211,365        4,996,327         305,556
                                                             --------------     ------------    ------------
Total net assets .........................................   $1,627,458,066     $318,831,613    $451,457,195
                                                             ==============     ============    ============
Investments in shares of The Trusts, at cost .............   $1,391,546,945     $299,891,767    $544,164,797
The Trusts shares held
 Class A .................................................               --           10,688          10,169
 Class B .................................................       86,458,348       20,295,966      54,934,426



                                                                MarketPLUS         MarketPLUS        MarketPLUS
                                                            International Core   Large Cap Core   Large Cap Growth
                                                           -------------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,024,362,412      $243,870,504      $363,588,305
Receivable for The Trusts shares sold ....................                --           227,174                --
Receivable for policy-related transactions ...............           303,437                --           392,881
                                                              --------------      ------------      ------------
  Total assets ...........................................     1,024,665,849       244,097,678       363,981,186
                                                              --------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................           303,436                --           392,881
Payable for policy-related transactions ..................                --           227,174                --
                                                              --------------      ------------      ------------
  Total liabilities ......................................           303,436           227,174           392,881
                                                              --------------      ------------      ------------
Net Assets ...............................................    $1,024,362,413      $243,870,504      $363,588,305
                                                              ==============      ============      ============
Accumulation Units .......................................     1,024,304,317       243,826,106       363,276,232
Retained by AXA Equitable in Separate Account No. 49 .....            58,096            44,398           312,073
                                                              --------------      ------------      ------------
Total net assets .........................................    $1,024,362,413      $243,870,504      $363,588,305
                                                              ==============      ============      ============
Investments in shares of The Trusts, at cost .............    $  954,737,330      $241,581,411      $313,155,128
The Trusts shares held
 Class A .................................................                --                --                --
 Class B .................................................        80,229,003        26,821,772        20,489,448

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               MarketPLUS        Multimanager     Multimanager
                                                             Mid Cap Value    Aggressive Equity     Core Bond
                                                           ----------------- ------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $  812,009,443       $134,809,808     $654,064,475
Receivable for The Trusts shares sold ....................         581,368                 --               --
Receivable for policy-related transactions ...............              --            171,466          214,957
                                                            --------------       ------------     ------------
  Total assets ...........................................     812,590,811        134,981,274      654,279,432
                                                            --------------       ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --            171,466          214,956
Payable for policy-related transactions ..................         581,368                 --               --
                                                            --------------       ------------     ------------
  Total liabilities ......................................         581,368            171,466          214,956
                                                            --------------       ------------     ------------
Net Assets ...............................................  $  812,009,443       $134,809,808     $654,064,476
                                                            ==============       ============     ============
Accumulation Units .......................................     811,823,980        134,774,081      653,841,121
Retained by AXA Equitable in Separate Account No. 49 .....         185,463             35,727          223,355
                                                            --------------       ------------     ------------
Total net assets .........................................  $  812,009,443       $134,809,808     $654,064,476
                                                            ==============       ============     ============
Investments in shares of The Trusts, at cost .............  $1,013,215,380       $120,520,849     $648,649,977
The Trusts shares held
 Class A .................................................              --                 --               --
 Class B .................................................      78,724,046          4,271,524       62,892,090



                                                             Multimanager   Multimanager       Multimanager
                                                              Health Care    High Yield    International Equity
                                                            -------------- -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $320,790,222   $879,528,892       $680,519,809
Receivable for The Trusts shares sold ....................             --        187,909                 --
Receivable for policy-related transactions ...............        319,761             --            532,067
                                                             ------------   ------------       ------------
  Total assets ...........................................    321,109,983    879,716,801        681,051,876
                                                             ------------   ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................        226,222             --            532,067
Payable for policy-related transactions ..................             --        187,909                 --
                                                             ------------   ------------       ------------
  Total liabilities ......................................        226,222        187,909            532,067
                                                             ------------   ------------       ------------
Net Assets ...............................................   $320,883,761   $879,528,892       $680,519,809
                                                             ============   ============       ============
Accumulation Units .......................................    320,883,761    879,445,649        680,287,911
Retained by AXA Equitable in Separate Account No. 49 .....             --         83,243            231,898
                                                             ------------   ------------       ------------
Total net assets .........................................   $320,883,761   $879,528,892       $680,519,809
                                                             ============   ============       ============
Investments in shares of The Trusts, at cost .............   $317,178,176   $943,898,995       $597,465,366
The Trusts shares held
 Class A .................................................             --             --                 --
 Class B .................................................     29,307,701    165,472,430         41,616,531

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                             Multimanager
                                                              Large Cap       Multimanager       Multimanager
                                                             Core Equity    Large Cap Growth   Large Cap Value
                                                           --------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $177,349,986      $322,426,053       $583,580,992
Receivable for The Trusts shares sold ....................            --                --                 --
Receivable for policy-related transactions ...............       296,960           126,112            211,959
                                                            ------------      ------------       ------------
  Total assets ...........................................   177,646,946       322,552,165        583,792,951
                                                            ------------      ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................       296,960           126,112            211,960
Payable for policy-related transactions ..................            --                --                 --
                                                            ------------      ------------       ------------
  Total liabilities ......................................       296,960           126,112            211,960
                                                            ------------      ------------       ------------
Net Assets ...............................................  $177,349,986      $322,426,053       $583,580,991
                                                            ============      ============       ============
Accumulation Units .......................................   177,274,499       322,414,670        583,473,054
Retained by AXA Equitable in Separate Account No. 49 .....        75,487            11,383            107,937
                                                            ------------      ------------       ------------
Total net assets .........................................  $177,349,986      $322,426,053       $583,580,991
                                                            ============      ============       ============
Investments in shares of The Trusts, at cost .............  $165,933,852      $320,002,700       $583,901,035
The Trusts shares held
 Class A .................................................            --                --                 --
 Class B .................................................    15,202,358        33,348,314         49,489,876



                                                                                              Multimanager
                                                              Multimanager     Multimanager     Small Cap
                                                             Mid Cap Growth   Mid Cap Value      Growth
                                                            ---------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $414,235,592    $393,114,656    $246,233,562
Receivable for The Trusts shares sold ....................         118,814              --          16,716
Receivable for policy-related transactions ...............              --          26,966              --
                                                              ------------    ------------    ------------
  Total assets ...........................................     414,354,406     393,141,622     246,250,278
                                                              ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --          26,966              --
Payable for policy-related transactions ..................         118,813              --          16,716
                                                              ------------    ------------    ------------
  Total liabilities ......................................         118,813          26,966          16,716
                                                              ------------    ------------    ------------
Net Assets ...............................................    $414,235,593    $393,114,656    $246,233,562
                                                              ============    ============    ============
Accumulation Units .......................................     414,208,917     392,988,023     242,158,973
Retained by AXA Equitable in Separate Account No. 49 .....          26,676         126,633       4,074,589
                                                              ------------    ------------    ------------
Total net assets .........................................    $414,235,593    $393,114,656    $246,233,562
                                                              ============    ============    ============
Investments in shares of The Trusts, at cost .............    $419,139,954    $443,806,190    $265,598,907
The Trusts shares held
 Class A .................................................              --              --              --
 Class B .................................................      46,303,189      43,630,058      27,627,482

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              Multimanager    Multimanager   Target 2015
                                                            Small Cap Value    Technology     Allocation
                                                           ----------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........    $724,153,552    $374,178,541   $1,158,199
Receivable for The Trusts shares sold ....................         428,615              --           --
Receivable for policy-related transactions ...............              --       1,456,989           --
                                                              ------------    ------------   ----------
  Total assets ...........................................     724,582,167     375,635,530    1,158,199
                                                              ------------    ------------   ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --       1,456,989           --
Payable for policy-related transactions ..................         428,614              --           --
                                                              ------------    ------------   ----------
  Total liabilities ......................................         428,614       1,456,989           --
                                                              ------------    ------------   ----------
Net Assets ...............................................    $724,153,553    $374,178,541   $1,158,199
                                                              ============    ============   ==========
Accumulation Units .......................................     723,958,024     373,989,638           --
Retained by AXA Equitable in Separate Account No. 49 .....         195,529         188,903    1,158,199
                                                              ------------    ------------   ----------
Total net assets .........................................    $724,153,553    $374,178,541   $1,158,199
                                                              ============    ============   ==========
Investments in shares of The Trusts, at cost .............    $858,862,023    $313,319,118   $1,072,154
The Trusts shares held
 Class A .................................................               8              --       53,468
 Class B .................................................      64,423,873      28,831,713       53,285



                                                             Target 2025   Target 2035   Target 2045
                                                              Allocation    Allocation    Allocation
                                                            ------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........   $1,168,454    $1,176,891    $1,188,695
Receivable for The Trusts shares sold ....................           --            --            --
Receivable for policy-related transactions ...............           --            --            --
                                                             ----------    ----------    ----------
  Total assets ...........................................    1,168,454     1,176,891     1,188,695
                                                             ----------    ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ..................           --            --            --
Payable for policy-related transactions ..................           --            --            --
                                                             ----------    ----------    ----------
  Total liabilities ......................................           --            --            --
                                                             ----------    ----------    ----------
Net Assets ...............................................   $1,168,454    $1,176,891    $1,188,695
                                                             ==========    ==========    ==========
Accumulation Units .......................................           --            --            --
Retained by AXA Equitable in Separate Account No. 49 .....    1,168,454     1,176,891     1,188,695
                                                             ----------    ----------    ----------
Total net assets .........................................   $1,168,454    $1,176,891    $1,188,695
                                                             ==========    ==========    ==========
Investments in shares of The Trusts, at cost .............   $1,064,869    $1,055,071    $1,071,781
The Trusts shares held
 Class A .................................................       53,086        52,598        53,345
 Class B .................................................       52,905        52,419        53,166

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                          (Continued)



                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 14.25                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 14.01                   118
AXA Aggressive Allocation .................     Class B 1.15%        $ 13.90                   225
AXA Aggressive Allocation .................     Class B 1.20%        $ 13.87                 3,160
AXA Aggressive Allocation .................     Class B 1.25%        $ 15.35                23,506
AXA Aggressive Allocation .................     Class B 1.30%        $ 14.58                25,941
AXA Aggressive Allocation .................     Class B 1.35%        $ 13.79                 1,649
AXA Aggressive Allocation .................     Class B 1.40%        $ 13.76                 5,174
AXA Aggressive Allocation .................     Class B 1.50%        $ 15.19                23,792
AXA Aggressive Allocation .................     Class B 1.55%        $ 13.68                31,080
AXA Aggressive Allocation .................     Class B 1.60%        $ 13.65                 3,517
AXA Aggressive Allocation .................     Class B 1.65%        $ 15.09                64,596
AXA Aggressive Allocation .................     Class B 1.70%        $ 15.05                 6,377
AXA Aggressive Allocation .................     Class B 1.80%        $ 13.54                     4
AXA Aggressive Allocation .................     Class B 1.90%        $ 13.49                    49
AXA Conservative Allocation ...............     Class B 0.50%        $ 11.78                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 11.57                    --
AXA Conservative Allocation ...............     Class B 1.15%        $ 11.48                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 11.46                 1,472
AXA Conservative Allocation ...............     Class B 1.25%        $ 12.00                 5,888
AXA Conservative Allocation ...............     Class B 1.30%        $ 11.97                 4,306
AXA Conservative Allocation ...............     Class B 1.35%        $ 11.39                 1,016
AXA Conservative Allocation ...............     Class B 1.40%        $ 11.37                 2,948
AXA Conservative Allocation ...............     Class B 1.50%        $ 11.86                 9,705
AXA Conservative Allocation ...............     Class B 1.55%        $ 11.30                 4,087
AXA Conservative Allocation ...............     Class B 1.60%        $ 11.28                 1,731
AXA Conservative Allocation ...............     Class B 1.65%        $ 11.79                10,068
AXA Conservative Allocation ...............     Class B 1.70%        $ 11.76                 2,454
AXA Conservative Allocation ...............     Class B 1.80%        $ 11.19                     7
AXA Conservative Allocation ...............     Class B 1.90%        $ 11.15                     5
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 12.22                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 12.01                    --
AXA Conservative-Plus Allocation ..........     Class B 1.15%        $ 11.91                    33
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 11.89                 2,173
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 12.65                14,367
AXA Conservative-Plus Allocation ..........     Class B 1.30%        $ 12.62                 6,473
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 11.82                   974
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 11.80                 3,876
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 12.51                20,000
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 11.73                 7,023
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 11.71                 1,825
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 12.43                23,580
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 12.40                 2,753
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 11.61                    --
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 11.57                     6
AXA Moderate Allocation ...................     Class B 0.50%        $ 63.00                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 57.03                    --
AXA Moderate Allocation ...................     Class B 1.15%        $ 54.56                    87
AXA Moderate Allocation ...................     Class B 1.20%        $ 53.95                 4,308
AXA Moderate Allocation ...................     Class B 1.25%        $ 13.37                69,894
AXA Moderate Allocation ...................     Class B 1.30%        $ 13.27                37,645
AXA Moderate Allocation ...................     Class B 1.35%        $ 52.19                 1,500
AXA Moderate Allocation ...................     Class B 1.40%        $ 51.61                 7,097
AXA Moderate Allocation ...................     Class B 1.50%        $ 13.22                85,730
AXA Moderate Allocation ...................     Class B 1.55%        $ 49.91                 9,394
AXA Moderate Allocation ...................     Class B 1.60%        $ 49.36                 3,439
AXA Moderate Allocation ...................     Class B 1.65%        $ 13.13               117,390
AXA Moderate Allocation ...................     Class B 1.70%        $ 48.27                 3,098

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            Contract charges     Unit Value     Units Outstanding (000s)
                                                           ------------------   ------------   -------------------------
AXA Moderate Allocation ................................     Class B 1.80%       $  47.21                    36
AXA Moderate Allocation ................................     Class B 1.90%       $  46.16                     4
AXA Moderate-Plus Allocation ...........................     Class B 0.50%       $  13.72                    --
AXA Moderate-Plus Allocation ...........................     Class B 0.95%       $  13.48                    16
AXA Moderate-Plus Allocation ...........................     Class B 1.15%       $  13.37                   820
AXA Moderate-Plus Allocation ...........................     Class B 1.20%       $  13.34                10,734
AXA Moderate-Plus Allocation ...........................     Class B 1.25%       $  14.74               104,476
AXA Moderate-Plus Allocation ...........................     Class B 1.30%       $  14.71                75,948
AXA Moderate-Plus Allocation ...........................     Class B 1.35%       $  13.27                 6,731
AXA Moderate-Plus Allocation ...........................     Class B 1.40%       $  13.24                18,918
AXA Moderate-Plus Allocation ...........................     Class B 1.50%       $  14.58               111,034
AXA Moderate-Plus Allocation ...........................     Class B 1.55%       $  13.16                85,777
AXA Moderate-Plus Allocation ...........................     Class B 1.60%       $  13.14                10,293
AXA Moderate-Plus Allocation ...........................     Class B 1.65%       $  14.48               240,939
AXA Moderate-Plus Allocation ...........................     Class B 1.70%       $  14.45                23,506
AXA Moderate-Plus Allocation ...........................     Class B 1.80%       $  13.03                    41
AXA Moderate-Plus Allocation ...........................     Class B 1.90%       $  12.98                    --
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%       $ 358.57                    --
EQ/AllianceBernstein Common Stock ......................     Class B 0.95%       $ 310.29                     1
EQ/AllianceBernstein Common Stock ......................     Class B 1.20%       $ 286.24                   392
EQ/AllianceBernstein Common Stock ......................     Class B 1.25%       $  14.18                10,999
EQ/AllianceBernstein Common Stock ......................     Class B 1.30%       $  13.94                 2,328
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%       $ 272.69                   670
EQ/AllianceBernstein Common Stock ......................     Class B 1.40%       $ 268.31                   602
EQ/AllianceBernstein Common Stock ......................     Class B 1.50%       $  14.02                18,987
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%       $ 255.59                   392
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%       $ 251.49                   377
EQ/AllianceBernstein Common Stock ......................     Class B 1.65%       $  13.93                 7,057
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%       $ 243.48                    65
EQ/AllianceBernstein Common Stock ......................     Class B 1.80%       $ 235.69                     2
EQ/AllianceBernstein Common Stock ......................     Class B 1.90%       $ 228.16                     2
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%       $  23.06                    --
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.95%       $  21.37                     3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.20%       $  20.49                 2,914
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.25%       $  10.93                 2,207
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.30%       $  10.83                   353
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%       $  19.97                   579
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.40%       $  19.80                 4,012
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.50%       $  10.81                 3,139
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%       $  19.30                   813
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%       $  19.14                 1,956
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.65%       $  10.74                 2,177
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%       $  18.82                   404
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.80%       $  18.50                     3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.90%       $  18.19                     1
EQ/AllianceBernstein International .....................     Class B 0.50%       $  22.65                    --
EQ/AllianceBernstein International .....................     Class B 0.95%       $  21.38                     6
EQ/AllianceBernstein International .....................     Class B 1.20%       $  20.70                 5,414
EQ/AllianceBernstein International .....................     Class B 1.25%       $  20.03                 9,113
EQ/AllianceBernstein International .....................     Class B 1.30%       $  19.90                 4,042
EQ/AllianceBernstein International .....................     Class B 1.35%       $  20.30                 1,872
EQ/AllianceBernstein International .....................     Class B 1.40%       $  20.17                 8,075
EQ/AllianceBernstein International .....................     Class B 1.50%       $  19.81                12,039
EQ/AllianceBernstein International .....................     Class B 1.55%       $  19.79                 5,611
EQ/AllianceBernstein International .....................     Class B 1.60%       $  19.66                 3,456
EQ/AllianceBernstein International .....................     Class B 1.65%       $  19.68                12,529

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/AllianceBernstein International ............     Class B 1.70%        $ 19.41                 2,236
EQ/AllianceBernstein International ............     Class B 1.80%        $ 19.16                    46
EQ/AllianceBernstein International ............     Class B 1.90%        $ 18.91                     7
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.50%        $  8.47                    --
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.95%        $  8.14                    43
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.20%        $  7.96                 4,750
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.25%        $ 13.91                 2,459
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.30%        $ 13.84                   881
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.35%        $  7.86                 4,849
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.40%        $  7.83                 7,231
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.50%        $ 13.75                 3,186
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  7.72                 7,920
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  7.69                 9,407
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.65%        $ 13.66                 3,311
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  7.62                 1,050
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.80%        $  7.55                   108
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.90%        $  7.49                    60
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 19.09                    --
EQ/AllianceBernstein Quality Bond .............     Class B 0.95%        $ 17.90                     2
EQ/AllianceBernstein Quality Bond .............     Class B 1.20%        $ 17.26                 3,276
EQ/AllianceBernstein Quality Bond .............     Class B 1.25%        $ 11.15                 4,076
EQ/AllianceBernstein Quality Bond .............     Class B 1.30%        $ 11.07                 1,453
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.89                   436
EQ/AllianceBernstein Quality Bond .............     Class B 1.40%        $ 16.77                 5,254
EQ/AllianceBernstein Quality Bond .............     Class B 1.50%        $ 11.03                 6,434
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 16.41                 1,355
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 16.29                 1,861
EQ/AllianceBernstein Quality Bond .............     Class B 1.65%        $ 10.96                 4,138
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 16.06                   626
EQ/AllianceBernstein Quality Bond .............     Class B 1.80%        $ 15.83                     3
EQ/AllianceBernstein Quality Bond .............     Class B 1.90%        $ 15.60                    30
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 22.92                    --
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.95%        $ 21.84                    16
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.20%        $ 21.26                 2,805
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.25%        $ 16.55                 3,394
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.30%        $ 16.46                 1,013
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 20.92                 2,476
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.40%        $ 20.80                 4,176
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.50%        $ 16.37                 5,401
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 20.47                 2,301
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 20.36                 2,356
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.65%        $ 16.27                 3,846
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 20.14                   443
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.80%        $ 19.92                    15
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.90%        $ 19.71                     4
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 18.41                    --
EQ/AllianceBernstein Value ....................     Class B 0.95%        $ 17.60                    44
EQ/AllianceBernstein Value ....................     Class B 0.95%        $  9.05                    --
EQ/AllianceBernstein Value ....................     Class B 1.20%        $ 17.16                18,463
EQ/AllianceBernstein Value ....................     Class B 1.25%        $ 14.42                19,821
EQ/AllianceBernstein Value ....................     Class B 1.30%        $ 14.35                 5,014
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 16.90                 5,583
EQ/AllianceBernstein Value ....................     Class B 1.40%        $ 16.81                26,898
EQ/AllianceBernstein Value ....................     Class B 1.50%        $ 14.27                29,046
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 16.56                 9,126
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 16.48                13,726

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                      Contract charges     Unit Value     Units Outstanding (000s)
                                                     ------------------   ------------   -------------------------
EQ/AllianceBernstein Value .......................     Class B 1.65%        $ 14.17                19,894
EQ/AllianceBernstein Value .......................     Class B 1.70%        $ 16.31                 3,123
EQ/AllianceBernstein Value .......................     Class B 1.80%        $ 16.14                   171
EQ/AllianceBernstein Value .......................     Class B 1.90%        $ 15.98                    36
EQ/Ariel Appreciation II .........................     Class B 0.50%        $ 11.29                    --
EQ/Ariel Appreciation II .........................     Class B 0.95%        $ 11.18                    --
EQ/Ariel Appreciation II .........................     Class B 1.20%        $ 11.12                   159
EQ/Ariel Appreciation II .........................     Class B 1.25%        $ 11.10                   720
EQ/Ariel Appreciation II .........................     Class B 1.30%        $ 11.09                   639
EQ/Ariel Appreciation II .........................     Class B 1.35%        $ 11.22                    51
EQ/Ariel Appreciation II .........................     Class B 1.40%        $ 11.07                   166
EQ/Ariel Appreciation II .........................     Class B 1.50%        $ 11.04                   643
EQ/Ariel Appreciation II .........................     Class B 1.55%        $ 11.03                   507
EQ/Ariel Appreciation II .........................     Class B 1.60%        $ 11.02                    89
EQ/Ariel Appreciation II .........................     Class B 1.65%        $ 11.00                 1,556
EQ/Ariel Appreciation II .........................     Class B 1.70%        $ 10.99                   227
EQ/Ariel Appreciation II .........................     Class B 1.80%        $ 10.97                    --
EQ/Ariel Appreciation II .........................     Class B 1.90%        $ 10.94                     1
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.20%        $ 11.04                   462
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.25%        $ 11.29                 1,608
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.30%        $ 11.27                   440
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.40%        $ 10.95                 1,129
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.50%        $ 11.17                 3,083
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.55%        $ 11.14                   773
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.60%        $ 10.86                   344
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.65%        $ 11.10                 3,847
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.70%        $ 11.07                   383
EQ/BlackRock Basic Value Equity ..................     Class B 0.50%        $ 26.45                    --
EQ/BlackRock Basic Value Equity ..................     Class B 0.95%        $ 25.20                    --
EQ/BlackRock Basic Value Equity ..................     Class B 1.20%        $ 24.53                 4,290
EQ/BlackRock Basic Value Equity ..................     Class B 1.25%        $ 14.48                 7,283
EQ/BlackRock Basic Value Equity ..................     Class B 1.30%        $ 14.40                 1,992
EQ/BlackRock Basic Value Equity ..................     Class B 1.35%        $ 24.14                 2,291
EQ/BlackRock Basic Value Equity ..................     Class B 1.40%        $ 24.01                 6,226
EQ/BlackRock Basic Value Equity ..................     Class B 1.50%        $ 14.32                10,153
EQ/BlackRock Basic Value Equity ..................     Class B 1.55%        $ 23.62                 2,381
EQ/BlackRock Basic Value Equity ..................     Class B 1.60%        $ 23.49                 2,711
EQ/BlackRock Basic Value Equity ..................     Class B 1.65%        $ 14.23                 7,001
EQ/BlackRock Basic Value Equity ..................     Class B 1.70%        $ 23.24                   842
EQ/BlackRock Basic Value Equity ..................     Class B 1.80%        $ 22.99                    26
EQ/BlackRock Basic Value Equity ..................     Class B 1.90%        $ 22.74                     5
EQ/BlackRock International Value .................     Class B 0.50%        $ 27.28                    --
EQ/BlackRock International Value .................     Class B 0.95%        $ 25.99                    27
EQ/BlackRock International Value .................     Class B 1.20%        $ 25.30                 4,143
EQ/BlackRock International Value .................     Class B 1.25%        $ 19.73                 7,019
EQ/BlackRock International Value .................     Class B 1.30%        $ 19.62                 2,421
EQ/BlackRock International Value .................     Class B 1.35%        $ 24.89                 4,966
EQ/BlackRock International Value .................     Class B 1.40%        $ 24.76                 5,376
EQ/BlackRock International Value .................     Class B 1.50%        $ 19.51                 9,808
EQ/BlackRock International Value .................     Class B 1.55%        $ 24.36                 4,881
EQ/BlackRock International Value .................     Class B 1.60%        $ 24.23                 3,272
EQ/BlackRock International Value .................     Class B 1.65%        $ 19.38                 9,184
EQ/BlackRock International Value .................     Class B 1.70%        $ 23.97                 1,136
EQ/BlackRock International Value .................     Class B 1.80%        $ 23.71                    71
EQ/BlackRock International Value .................     Class B 1.90%        $ 23.45                     7

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
EQ/Boston Advisors Equity Income .........     Class B 0.50%        $  7.50                    --
EQ/Boston Advisors Equity Income .........     Class B 0.95%        $  7.19                     1
EQ/Boston Advisors Equity Income .........     Class B 1.20%        $  7.03                 1,373
EQ/Boston Advisors Equity Income .........     Class B 1.25%        $  7.00                 4,851
EQ/Boston Advisors Equity Income .........     Class B 1.30%        $  2.84                 3,300
EQ/Boston Advisors Equity Income .........     Class B 1.35%        $  6.93                   535
EQ/Boston Advisors Equity Income .........     Class B 1.40%        $  6.90                 2,508
EQ/Boston Advisors Equity Income .........     Class B 1.50%        $  6.84                 9,418
EQ/Boston Advisors Equity Income .........     Class B 1.55%        $  6.81                 2,391
EQ/Boston Advisors Equity Income .........     Class B 1.60%        $  6.78                   684
EQ/Boston Advisors Equity Income .........     Class B 1.65%        $  6.74                 5,771
EQ/Boston Advisors Equity Income .........     Class B 1.70%        $  6.71                   571
EQ/Boston Advisors Equity Income .........     Class B 1.80%        $  6.65                     3
EQ/Boston Advisors Equity Income .........     Class B 1.90%        $  6.59                    24
EQ/Calvert Socially Responsible ..........     Class B 0.50%        $ 10.74                    --
EQ/Calvert Socially Responsible ..........     Class B 0.95%        $ 10.34                    --
EQ/Calvert Socially Responsible ..........     Class B 1.20%        $ 10.13                   554
EQ/Calvert Socially Responsible ..........     Class B 1.25%        $ 13.27                   841
EQ/Calvert Socially Responsible ..........     Class B 1.30%        $ 13.22                   324
EQ/Calvert Socially Responsible ..........     Class B 1.35%        $ 10.00                   126
EQ/Calvert Socially Responsible ..........     Class B 1.40%        $  9.96                   793
EQ/Calvert Socially Responsible ..........     Class B 1.50%        $ 13.13                   748
EQ/Calvert Socially Responsible ..........     Class B 1.55%        $  9.83                   349
EQ/Calvert Socially Responsible ..........     Class B 1.60%        $  9.79                   250
EQ/Calvert Socially Responsible ..........     Class B 1.65%        $ 13.04                   982
EQ/Calvert Socially Responsible ..........     Class B 1.70%        $  9.71                   373
EQ/Calvert Socially Responsible ..........     Class B 1.80%        $  9.63                     1
EQ/Calvert Socially Responsible ..........     Class B 1.90%        $  9.54                    --
EQ/Capital Guardian Growth ...............     Class B 0.50%        $ 14.95                    --
EQ/Capital Guardian Growth ...............     Class B 0.95%        $ 14.25                     3
EQ/Capital Guardian Growth ...............     Class B 1.20%        $ 13.87                 1,946
EQ/Capital Guardian Growth ...............     Class B 1.25%        $ 12.45                 3,847
EQ/Capital Guardian Growth ...............     Class B 1.30%        $ 12.38                 2,506
EQ/Capital Guardian Growth ...............     Class B 1.35%        $ 13.64                 5,042
EQ/Capital Guardian Growth ...............     Class B 1.40%        $ 13.57                 2,022
EQ/Capital Guardian Growth ...............     Class B 1.50%        $ 12.32                 3,097
EQ/Capital Guardian Growth ...............     Class B 1.55%        $ 13.35                 3,136
EQ/Capital Guardian Growth ...............     Class B 1.60%        $ 13.28                 2,030
EQ/Capital Guardian Growth ...............     Class B 1.65%        $ 12.24                 9,279
EQ/Capital Guardian Growth ...............     Class B 1.70%        $ 13.14                 1,289
EQ/Capital Guardian Growth ...............     Class B 1.80%        $ 13.00                     9
EQ/Capital Guardian Growth ...............     Class B 1.90%        $ 12.85                     7
EQ/Capital Guardian Research .............     Class B 0.50%        $ 14.12                    --
EQ/Capital Guardian Research .............     Class B 0.95%        $ 13.58                    69
EQ/Capital Guardian Research .............     Class B 1.20%        $ 13.28                15,162
EQ/Capital Guardian Research .............     Class B 1.25%        $ 13.67                12,780
EQ/Capital Guardian Research .............     Class B 1.30%        $ 13.61                 2,267
EQ/Capital Guardian Research .............     Class B 1.35%        $ 13.11                10,718
EQ/Capital Guardian Research .............     Class B 1.40%        $ 13.05                16,864
EQ/Capital Guardian Research .............     Class B 1.50%        $ 13.53                11,133
EQ/Capital Guardian Research .............     Class B 1.55%        $ 12.88                 7,563
EQ/Capital Guardian Research .............     Class B 1.60%        $ 12.83                16,294
EQ/Capital Guardian Research .............     Class B 1.65%        $ 13.44                17,200
EQ/Capital Guardian Research .............     Class B 1.70%        $ 12.71                 3,063
EQ/Capital Guardian Research .............     Class B 1.80%        $ 12.60                   116
EQ/Capital Guardian Research .............     Class B 1.90%        $ 12.49                    11

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.49                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 11.35                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 11.28                   415
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 11.26                 2,330
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.30%        $  3.40                 4,141
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.23                    76
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 11.21                   726
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 11.18                 3,432
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.17                 1,451
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.15                   246
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 11.14                 2,709
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.12                   180
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 11.09                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 11.06                    --
EQ/Davis New York Venture .................     Class B 0.50%        $ 11.23                    --
EQ/Davis New York Venture .................     Class B 0.95%        $ 11.16                    --
EQ/Davis New York Venture .................     Class B 1.20%        $ 11.12                   963
EQ/Davis New York Venture .................     Class B 1.25%        $ 11.12                 2,234
EQ/Davis New York Venture .................     Class B 1.30%        $ 11.11                 3,823
EQ/Davis New York Venture .................     Class B 1.35%        $ 11.10                   369
EQ/Davis New York Venture .................     Class B 1.40%        $ 11.09                 1,370
EQ/Davis New York Venture .................     Class B 1.50%        $ 11.08                 2,531
EQ/Davis New York Venture .................     Class B 1.55%        $ 11.07                 3,797
EQ/Davis New York Venture .................     Class B 1.60%        $ 11.06                   634
EQ/Davis New York Venture .................     Class B 1.65%        $ 11.06                 7,823
EQ/Davis New York Venture .................     Class B 1.70%        $ 11.05                 1,189
EQ/Davis New York Venture .................     Class B 1.80%        $ 11.04                    --
EQ/Davis New York Venture .................     Class B 1.90%        $ 11.02                    --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 34.94                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 32.82                     9
EQ/Equity 500 Index .......................     Class B 1.20%        $ 31.69                 6,323
EQ/Equity 500 Index .......................     Class B 1.25%        $ 14.24                11,374
EQ/Equity 500 Index .......................     Class B 1.30%        $ 14.14                 2,496
EQ/Equity 500 Index .......................     Class B 1.35%        $ 31.03                 4,648
EQ/Equity 500 Index .......................     Class B 1.40%        $ 30.81                 8,846
EQ/Equity 500 Index .......................     Class B 1.50%        $ 14.09                16,275
EQ/Equity 500 Index .......................     Class B 1.55%        $ 30.17                 4,204
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.96                 6,391
EQ/Equity 500 Index .......................     Class B 1.65%        $ 14.00                11,756
EQ/Equity 500 Index .......................     Class B 1.70%        $ 29.54                 1,547
EQ/Equity 500 Index .......................     Class B 1.80%        $ 29.13                   130
EQ/Equity 500 Index .......................     Class B 1.90%        $ 28.72                    14
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.93                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $ 10.82                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $ 10.76                 1,003
EQ/Evergreen International Bond ...........     Class B 1.25%        $ 10.75                 1,927
EQ/Evergreen International Bond ...........     Class B 1.30%        $ 10.74                 1,405
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.80                   227
EQ/Evergreen International Bond ...........     Class B 1.40%        $ 10.71                 1,650
EQ/Evergreen International Bond ...........     Class B 1.50%        $ 10.69                 3,771
EQ/Evergreen International Bond ...........     Class B 1.55%        $ 10.68                 1,997
EQ/Evergreen International Bond ...........     Class B 1.60%        $ 10.66                   777
EQ/Evergreen International Bond ...........     Class B 1.65%        $ 10.65                 4,959
EQ/Evergreen International Bond ...........     Class B 1.70%        $ 10.64                   476
EQ/Evergreen International Bond ...........     Class B 1.80%        $ 10.62                    --
EQ/Evergreen International Bond ...........     Class B 1.90%        $ 10.59                     3

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Evergreen Omega ..................     Class B 0.50%        $ 10.58                    --
EQ/Evergreen Omega ..................     Class B 0.95%        $ 10.16                    --
EQ/Evergreen Omega ..................     Class B 1.20%        $  9.93                 1,978
EQ/Evergreen Omega ..................     Class B 1.25%        $ 13.34                 2,119
EQ/Evergreen Omega ..................     Class B 1.30%        $ 13.28                   550
EQ/Evergreen Omega ..................     Class B 1.35%        $  9.80                   351
EQ/Evergreen Omega ..................     Class B 1.40%        $  9.75                 2,548
EQ/Evergreen Omega ..................     Class B 1.50%        $ 13.20                 2,342
EQ/Evergreen Omega ..................     Class B 1.55%        $  9.62                 1,089
EQ/Evergreen Omega ..................     Class B 1.60%        $  9.58                 1,455
EQ/Evergreen Omega ..................     Class B 1.65%        $ 13.11                 2,691
EQ/Evergreen Omega ..................     Class B 1.70%        $  9.49                   249
EQ/Evergreen Omega ..................     Class B 1.80%        $  9.40                    --
EQ/Evergreen Omega ..................     Class B 1.90%        $  9.32                     2
EQ/FI Mid Cap .......................     Class B 0.50%        $ 14.59                    --
EQ/FI Mid Cap .......................     Class B 0.95%        $ 14.12                    28
EQ/FI Mid Cap .......................     Class B 1.20%        $ 13.86                 9,544
EQ/FI Mid Cap .......................     Class B 1.25%        $ 16.04                 8,656
EQ/FI Mid Cap .......................     Class B 1.30%        $ 15.98                 2,442
EQ/FI Mid Cap .......................     Class B 1.35%        $ 13.70                 1,295
EQ/FI Mid Cap .......................     Class B 1.40%        $ 13.65                12,038
EQ/FI Mid Cap .......................     Class B 1.50%        $ 15.87                11,622
EQ/FI Mid Cap .......................     Class B 1.55%        $ 13.50                 6,060
EQ/FI Mid Cap .......................     Class B 1.60%        $ 13.45                 6,276
EQ/FI Mid Cap .......................     Class B 1.65%        $ 15.77                10,337
EQ/FI Mid Cap .......................     Class B 1.70%        $ 13.35                 2,166
EQ/FI Mid Cap .......................     Class B 1.80%        $ 13.25                    33
EQ/FI Mid Cap .......................     Class B 1.90%        $ 13.15                     4
EQ/Franklin Income ..................     Class B 0.50%        $ 10.62                    --
EQ/Franklin Income ..................     Class B 0.95%        $ 10.56                     1
EQ/Franklin Income ..................     Class B 1.20%        $ 10.52                 2,628
EQ/Franklin Income ..................     Class B 1.25%        $ 10.51                 5,438
EQ/Franklin Income ..................     Class B 1.30%        $ 10.51                 7,144
EQ/Franklin Income ..................     Class B 1.35%        $ 10.50                   444
EQ/Franklin Income ..................     Class B 1.40%        $ 10.49                 3,642
EQ/Franklin Income ..................     Class B 1.50%        $ 10.48                 7,720
EQ/Franklin Income ..................     Class B 1.55%        $ 10.47                 6,851
EQ/Franklin Income ..................     Class B 1.60%        $ 10.46                 2,051
EQ/Franklin Income ..................     Class B 1.65%        $ 10.46                19,931
EQ/Franklin Income ..................     Class B 1.70%        $ 10.45                 1,574
EQ/Franklin Income ..................     Class B 1.80%        $ 10.44                    15
EQ/Franklin Income ..................     Class B 1.90%        $ 10.42                    --
EQ/Franklin Small Cap Value .........     Class B 0.50%        $  9.86                    --
EQ/Franklin Small Cap Value .........     Class B 0.95%        $  9.81                    --
EQ/Franklin Small Cap Value .........     Class B 1.20%        $  9.77                   171
EQ/Franklin Small Cap Value .........     Class B 1.25%        $  9.77                   459
EQ/Franklin Small Cap Value .........     Class B 1.30%        $  9.76                 1,033
EQ/Franklin Small Cap Value .........     Class B 1.35%        $  9.75                    47
EQ/Franklin Small Cap Value .........     Class B 1.40%        $  9.75                   265
EQ/Franklin Small Cap Value .........     Class B 1.50%        $  9.73                   511
EQ/Franklin Small Cap Value .........     Class B 1.55%        $  9.73                   936
EQ/Franklin Small Cap Value .........     Class B 1.60%        $  9.72                    73
EQ/Franklin Small Cap Value .........     Class B 1.65%        $  9.71                 2,069
EQ/Franklin Small Cap Value .........     Class B 1.70%        $  9.71                   421
EQ/Franklin Small Cap Value .........     Class B 1.80%        $  9.70                    --
EQ/Franklin Small Cap Value .........     Class B 1.90%        $  9.68                    --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                     Contract charges     Unit Value     Units Outstanding (000s)
                                                    ------------------   ------------   -------------------------
EQ/Franklin Templeton Founding Strategy .........     Class B 0.50%        $  9.57                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 0.95%        $  9.54                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.15%        $  9.53                   158
EQ/Franklin Templeton Founding Strategy .........     Class B 1.20%        $  9.52                   863
EQ/Franklin Templeton Founding Strategy .........     Class B 1.25%        $  9.52                 2,777
EQ/Franklin Templeton Founding Strategy .........     Class B 1.30%        $  9.52                21,512
EQ/Franklin Templeton Founding Strategy .........     Class B 1.35%        $  9.52                   308
EQ/Franklin Templeton Founding Strategy .........     Class B 1.40%        $  9.51                 1,530
EQ/Franklin Templeton Founding Strategy .........     Class B 1.50%        $  9.51                 2,859
EQ/Franklin Templeton Founding Strategy .........     Class B 1.55%        $  9.50                13,483
EQ/Franklin Templeton Founding Strategy .........     Class B 1.60%        $  9.50                 1,153
EQ/Franklin Templeton Founding Strategy .........     Class B 1.65%        $  9.50                36,003
EQ/Franklin Templeton Founding Strategy .........     Class B 1.70%        $  9.49                 2,805
EQ/Franklin Templeton Founding Strategy .........     Class B 1.80%        $  9.49                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.90%        $  9.48                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.50%        $ 12.14                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.95%        $ 11.99                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.20%        $ 11.91                   362
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.25%        $ 11.89                 1,654
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.30%        $ 11.67                 1,148
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.35%        $ 11.86                    77
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.40%        $ 11.85                   903
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.50%        $ 11.81                 2,544
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.55%        $ 11.80                 1,416
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.60%        $ 11.78                   230
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.65%        $ 11.77                 2,502
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.70%        $ 11.75                   337
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.80%        $ 11.72                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.90%        $ 11.69                    --
EQ/GAMCO Small Company Value ....................     Class B 0.50%        $ 35.02                    --
EQ/GAMCO Small Company Value ....................     Class B 0.95%        $ 32.07                     1
EQ/GAMCO Small Company Value ....................     Class B 1.20%        $ 30.54                   909
EQ/GAMCO Small Company Value ....................     Class B 1.25%        $ 30.24                 2,364
EQ/GAMCO Small Company Value ....................     Class B 1.30%        $ 46.43                   981
EQ/GAMCO Small Company Value ....................     Class B 1.35%        $ 29.65                   311
EQ/GAMCO Small Company Value ....................     Class B 1.40%        $ 29.36                 1,218
EQ/GAMCO Small Company Value ....................     Class B 1.50%        $ 28.78                 3,742
EQ/GAMCO Small Company Value ....................     Class B 1.55%        $ 28.50                 2,211
EQ/GAMCO Small Company Value ....................     Class B 1.60%        $ 28.22                   300
EQ/GAMCO Small Company Value ....................     Class B 1.65%        $ 27.94                 3,011
EQ/GAMCO Small Company Value ....................     Class B 1.70%        $ 27.67                   618
EQ/GAMCO Small Company Value ....................     Class B 1.80%        $ 27.13                     1
EQ/GAMCO Small Company Value ....................     Class B 1.90%        $ 26.60                     7
EQ/International Growth .........................     Class B 0.50%        $ 16.72                    --
EQ/International Growth .........................     Class B 0.95%        $ 16.51                    --
EQ/International Growth .........................     Class B 1.20%        $ 16.40                   594
EQ/International Growth .........................     Class B 1.25%        $ 16.38                 1,672
EQ/International Growth .........................     Class B 1.30%        $  7.26                 3,231
EQ/International Growth .........................     Class B 1.35%        $ 16.34                   264
EQ/International Growth .........................     Class B 1.40%        $ 16.32                 1,188
EQ/International Growth .........................     Class B 1.50%        $ 16.27                 2,647
EQ/International Growth .........................     Class B 1.55%        $ 16.25                 1,865
EQ/International Growth .........................     Class B 1.60%        $ 16.23                   409
EQ/International Growth .........................     Class B 1.65%        $ 16.21                 3,860
EQ/International Growth .........................     Class B 1.70%        $ 16.18                   665

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
EQ/International Growth .................     Class B 1.80%        $ 16.14                     6
EQ/International Growth .................     Class B 1.90%        $ 16.10                    --
EQ/JPMorgan Core Bond ...................     Class B 0.50%        $ 15.88                    --
EQ/JPMorgan Core Bond ...................     Class B 0.95%        $ 15.18                    25
EQ/JPMorgan Core Bond ...................     Class B 1.20%        $ 14.80                10,033
EQ/JPMorgan Core Bond ...................     Class B 1.25%        $ 11.09                13,997
EQ/JPMorgan Core Bond ...................     Class B 1.30%        $ 11.03                 3,598
EQ/JPMorgan Core Bond ...................     Class B 1.35%        $ 14.57                 5,253
EQ/JPMorgan Core Bond ...................     Class B 1.40%        $ 14.50                14,294
EQ/JPMorgan Core Bond ...................     Class B 1.50%        $ 10.96                18,138
EQ/JPMorgan Core Bond ...................     Class B 1.55%        $ 14.28                 8,678
EQ/JPMorgan Core Bond ...................     Class B 1.60%        $ 14.21                10,140
EQ/JPMorgan Core Bond ...................     Class B 1.65%        $ 10.89                14,134
EQ/JPMorgan Core Bond ...................     Class B 1.70%        $ 14.07                 1,473
EQ/JPMorgan Core Bond ...................     Class B 1.80%        $ 13.92                   130
EQ/JPMorgan Core Bond ...................     Class B 1.90%        $ 13.78                    29
EQ/JPMorgan Value Opportunities .........     Class B 0.50%        $ 17.16                    --
EQ/JPMorgan Value Opportunities .........     Class B 0.95%        $ 16.35                    10
EQ/JPMorgan Value Opportunities .........     Class B 1.20%        $ 15.91                 2,625
EQ/JPMorgan Value Opportunities .........     Class B 1.25%        $ 14.31                 1,615
EQ/JPMorgan Value Opportunities .........     Class B 1.30%        $ 14.23                   648
EQ/JPMorgan Value Opportunities .........     Class B 1.35%        $ 15.66                 8,143
EQ/JPMorgan Value Opportunities .........     Class B 1.40%        $ 15.57                 3,426
EQ/JPMorgan Value Opportunities .........     Class B 1.50%        $ 14.15                 1,712
EQ/JPMorgan Value Opportunities .........     Class B 1.55%        $ 15.32                 3,721
EQ/JPMorgan Value Opportunities .........     Class B 1.60%        $ 15.24                 3,182
EQ/JPMorgan Value Opportunities .........     Class B 1.65%        $ 14.06                 2,094
EQ/JPMorgan Value Opportunities .........     Class B 1.70%        $ 15.08                   288
EQ/JPMorgan Value Opportunities .........     Class B 1.80%        $ 14.91                    59
EQ/JPMorgan Value Opportunities .........     Class B 1.90%        $ 14.75                    15
EQ/Legg Mason Value Equity ..............     Class B 0.50%        $ 10.61                    --
EQ/Legg Mason Value Equity ..............     Class B 0.95%        $ 10.50                    --
EQ/Legg Mason Value Equity ..............     Class B 1.20%        $ 10.44                   528
EQ/Legg Mason Value Equity ..............     Class B 1.25%        $ 10.43                 2,132
EQ/Legg Mason Value Equity ..............     Class B 1.30%        $ 10.42                 1,065
EQ/Legg Mason Value Equity ..............     Class B 1.35%        $ 10.56                   156
EQ/Legg Mason Value Equity ..............     Class B 1.40%        $ 10.39                   692
EQ/Legg Mason Value Equity ..............     Class B 1.50%        $ 10.37                 3,207
EQ/Legg Mason Value Equity ..............     Class B 1.55%        $ 10.36                 1,312
EQ/Legg Mason Value Equity ..............     Class B 1.60%        $ 10.35                   503
EQ/Legg Mason Value Equity ..............     Class B 1.65%        $ 10.34                 7,005
EQ/Legg Mason Value Equity ..............     Class B 1.70%        $ 10.32                   809
EQ/Legg Mason Value Equity ..............     Class B 1.80%        $ 10.30                    --
EQ/Legg Mason Value Equity ..............     Class B 1.90%        $ 10.28                    --
EQ/Long Term Bond .......................     Class B 0.50%        $ 10.89                    --
EQ/Long Term Bond .......................     Class B 0.95%        $ 10.76                    --
EQ/Long Term Bond .......................     Class B 1.20%        $ 10.68                   549
EQ/Long Term Bond .......................     Class B 1.25%        $ 10.67                 2,086
EQ/Long Term Bond .......................     Class B 1.30%        $  8.13                 1,046
EQ/Long Term Bond .......................     Class B 1.35%        $ 10.64                   246
EQ/Long Term Bond .......................     Class B 1.40%        $ 10.63                 1,010
EQ/Long Term Bond .......................     Class B 1.50%        $ 10.60                 2,861
EQ/Long Term Bond .......................     Class B 1.55%        $ 10.58                 1,048
EQ/Long Term Bond .......................     Class B 1.60%        $ 10.57                   315
EQ/Long Term Bond .......................     Class B 1.65%        $ 10.55                 1,635
EQ/Long Term Bond .......................     Class B 1.70%        $ 10.54                   248

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
EQ/Long Term Bond ........................     Class B 1.80%        $ 10.51                    --
EQ/Long Term Bond ........................     Class B 1.90%        $ 10.48                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 12.80                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 12.64                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 12.56                   319
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 12.54                 1,737
EQ/Lord Abbett Growth and Income .........     Class B 1.30%        $ 12.58                   975
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 12.51                   356
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 12.49                   678
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 12.46                 2,178
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 12.44                 1,062
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 12.42                   368
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 12.41                 3,773
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 12.39                   369
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 12.36                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 12.32                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 13.11                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 12.96                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 12.87                   140
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 12.85                   928
EQ/Lord Abbett Large Cap Core ............     Class B 1.30%        $ 12.92                   524
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 12.82                    86
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 12.80                   391
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 12.77                 1,237
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 12.75                   497
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 12.73                   161
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 12.71                 1,698
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 12.70                   442
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 12.66                     1
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 12.63                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 12.55                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 12.40                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 12.32                   722
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 12.30                 4,081
EQ/Lord Abbett Mid Cap Value .............     Class B 1.30%        $ 12.40                 2,011
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 12.27                   259
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 12.25                 1,256
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 12.22                 4,635
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 12.20                 2,108
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 12.18                   480
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 12.17                 7,885
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 12.15                   888
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 12.12                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 12.09                    --
EQ/Marsico Focus .........................     Class B 0.50%        $ 19.52                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 18.97                    13
EQ/Marsico Focus .........................     Class B 1.20%        $ 18.67                11,637
EQ/Marsico Focus .........................     Class B 1.25%        $ 15.35                16,822
EQ/Marsico Focus .........................     Class B 1.30%        $ 15.30                 5,402
EQ/Marsico Focus .........................     Class B 1.35%        $ 18.49                 1,429
EQ/Marsico Focus .........................     Class B 1.40%        $ 18.43                16,976
EQ/Marsico Focus .........................     Class B 1.50%        $ 15.19                21,594
EQ/Marsico Focus .........................     Class B 1.55%        $ 18.25                 5,863
EQ/Marsico Focus .........................     Class B 1.60%        $ 18.20                 7,491
EQ/Marsico Focus .........................     Class B 1.65%        $ 15.09                25,093
EQ/Marsico Focus .........................     Class B 1.70%        $ 18.08                 3,346

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Marsico Focus ....................     Class B 1.80%        $ 17.96                    53
EQ/Marsico Focus ....................     Class B 1.90%        $ 17.85                     5
EQ/Money Market .....................     Class B 0.00%        $ 43.51                   129
EQ/Money Market .....................     Class B 0.50%        $ 38.11                    --
EQ/Money Market .....................     Class B 0.95%        $ 33.81                     4
EQ/Money Market .....................     Class B 1.15%        $ 11.23                   103
EQ/Money Market .....................     Class B 1.15%        $ 32.05                 3,160
EQ/Money Market .....................     Class B 1.20%        $ 31.62                 1,791
EQ/Money Market .....................     Class B 1.25%        $ 10.73                 4,875
EQ/Money Market .....................     Class B 1.30%        $ 10.58                 1,895
EQ/Money Market .....................     Class B 1.35%        $ 30.37                 2,271
EQ/Money Market .....................     Class B 1.40%        $ 29.97                 3,210
EQ/Money Market .....................     Class B 1.50%        $ 10.62                10,650
EQ/Money Market .....................     Class B 1.55%        $ 28.78                 3,506
EQ/Money Market .....................     Class B 1.60%        $ 28.40                 3,889
EQ/Money Market .....................     Class B 1.65%        $ 10.55                 8,854
EQ/Money Market .....................     Class B 1.70%        $ 27.65                 1,051
EQ/Money Market .....................     Class B 1.80%        $ 26.91                    73
EQ/Money Market .....................     Class B 1.90%        $ 26.20                     7
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  6.32                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  6.07                     8
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  5.93                   871
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  5.90                 2,019
EQ/Montag & Caldwell Growth .........     Class B 1.30%        $  2.36                 2,099
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  5.85                   441
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  5.82                 2,244
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  5.77                 3,353
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  5.74                 1,806
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  5.72                   656
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  5.69                 4,503
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  5.66                   657
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  5.61                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  5.56                    --
EQ/Mutual shares ....................     Class B 0.50%        $ 10.86                    --
EQ/Mutual shares ....................     Class B 0.95%        $ 10.80                     3
EQ/Mutual shares ....................     Class B 1.20%        $ 10.76                   999
EQ/Mutual shares ....................     Class B 1.25%        $ 10.75                 3,036
EQ/Mutual shares ....................     Class B 1.30%        $ 10.75                 5,018
EQ/Mutual shares ....................     Class B 1.35%        $ 10.74                   210
EQ/Mutual shares ....................     Class B 1.40%        $ 10.73                 1,652
EQ/Mutual shares ....................     Class B 1.50%        $ 10.72                 3,106
EQ/Mutual shares ....................     Class B 1.55%        $ 10.71                 3,519
EQ/Mutual shares ....................     Class B 1.60%        $ 10.70                   748
EQ/Mutual shares ....................     Class B 1.65%        $ 10.70                12,811
EQ/Mutual shares ....................     Class B 1.70%        $ 10.69                 1,727
EQ/Mutual shares ....................     Class B 1.80%        $ 10.67                     6
EQ/Mutual shares ....................     Class B 1.90%        $ 10.66                    --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 11.70                    --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 11.63                    --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 11.59                   315
EQ/Oppenheimer Global ...............     Class B 1.25%        $ 11.58                   772
EQ/Oppenheimer Global ...............     Class B 1.30%        $ 11.58                 1,541
EQ/Oppenheimer Global ...............     Class B 1.35%        $ 11.57                   146
EQ/Oppenheimer Global ...............     Class B 1.40%        $ 11.56                   647
EQ/Oppenheimer Global ...............     Class B 1.50%        $ 11.54                   979
EQ/Oppenheimer Global ...............     Class B 1.55%        $ 11.54                 1,565

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.53                   230
EQ/Oppenheimer Global ..........................     Class B 1.65%        $ 11.52                 2,779
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.51                   674
EQ/Oppenheimer Global ..........................     Class B 1.80%        $ 11.50                    --
EQ/Oppenheimer Global ..........................     Class B 1.90%        $ 11.48                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 11.28                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.95%        $ 11.21                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.20%        $ 11.17                   142
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.25%        $ 11.16                   378
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.30%        $ 11.16                   487
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 11.15                    67
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.40%        $ 11.14                   153
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.50%        $ 11.13                   516
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 11.12                   683
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 11.11                    66
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.65%        $ 11.11                   743
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 11.10                   154
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.80%        $ 11.08                     6
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.90%        $ 11.07                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 10.88                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.95%        $ 10.81                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.20%        $ 10.78                   115
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.25%        $ 10.77                   469
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.30%        $ 10.76                   886
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 10.75                    51
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.40%        $ 10.75                   327
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.50%        $ 10.73                   681
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 10.73                 1,020
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 10.72                   123
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.65%        $ 10.71                 1,662
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 10.70                   277
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.80%        $ 10.69                     3
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.90%        $ 10.68                    --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $ 11.07                    --
EQ/PIMCO Real Return ...........................     Class B 0.95%        $ 10.94                    --
EQ/PIMCO Real Return ...........................     Class B 1.20%        $ 10.86                 1,641
EQ/PIMCO Real Return ...........................     Class B 1.25%        $ 10.85                 7,128
EQ/PIMCO Real Return ...........................     Class B 1.30%        $  9.45                 3,197
EQ/PIMCO Real Return ...........................     Class B 1.35%        $ 10.82                   444
EQ/PIMCO Real Return ...........................     Class B 1.40%        $ 10.80                 2,804
EQ/PIMCO Real Return ...........................     Class B 1.50%        $ 10.78                 9,876
EQ/PIMCO Real Return ...........................     Class B 1.55%        $ 10.76                 3,625
EQ/PIMCO Real Return ...........................     Class B 1.60%        $ 10.75                 1,098
EQ/PIMCO Real Return ...........................     Class B 1.65%        $ 10.73                14,527
EQ/PIMCO Real Return ...........................     Class B 1.70%        $ 10.72                 1,235
EQ/PIMCO Real Return ...........................     Class B 1.80%        $ 10.69                     1
EQ/PIMCO Real Return ...........................     Class B 1.90%        $ 10.66                     2
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.88                    --
EQ/Short Duration Bond .........................     Class B 0.95%        $ 10.75                    --
EQ/Short Duration Bond .........................     Class B 1.20%        $ 10.68                   339
EQ/Short Duration Bond .........................     Class B 1.25%        $ 10.66                 1,111
EQ/Short Duration Bond .........................     Class B 1.30%        $ 10.26                   488
EQ/Short Duration Bond .........................     Class B 1.35%        $ 10.63                   189
EQ/Short Duration Bond .........................     Class B 1.40%        $ 10.62                   633
EQ/Short Duration Bond .........................     Class B 1.50%        $ 10.59                 1,196
EQ/Short Duration Bond .........................     Class B 1.55%        $ 10.57                   603

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/Short Duration Bond ................     Class B 1.60%        $ 10.56                   588
EQ/Short Duration Bond ................     Class B 1.65%        $ 10.55                 2,217
EQ/Short Duration Bond ................     Class B 1.70%        $ 10.53                   262
EQ/Short Duration Bond ................     Class B 1.80%        $ 10.50                     1
EQ/Short Duration Bond ................     Class B 1.90%        $ 10.48                     3
EQ/Small Company Index ................     Class B 0.50%        $ 18.09                    --
EQ/Small Company Index ................     Class B 0.95%        $ 17.28                    14
EQ/Small Company Index ................     Class B 1.20%        $ 16.85                 2,937
EQ/Small Company Index ................     Class B 1.25%        $ 14.46                 3,740
EQ/Small Company Index ................     Class B 1.30%        $ 14.39                 1,354
EQ/Small Company Index ................     Class B 1.35%        $ 16.60                 1,203
EQ/Small Company Index ................     Class B 1.40%        $ 16.51                 4,494
EQ/Small Company Index ................     Class B 1.50%        $ 14.31                 5,443
EQ/Small Company Index ................     Class B 1.55%        $ 16.27                 2,196
EQ/Small Company Index ................     Class B 1.60%        $ 16.18                 2,100
EQ/Small Company Index ................     Class B 1.65%        $ 14.21                 4,773
EQ/Small Company Index ................     Class B 1.70%        $ 16.02                   713
EQ/Small Company Index ................     Class B 1.80%        $ 15.86                    13
EQ/Small Company Index ................     Class B 1.90%        $ 15.70                     5
EQ/T. Rowe Price Growth Stock .........     Class B 0.50%        $ 20.63                    --
EQ/T. Rowe Price Growth Stock .........     Class B 0.95%        $ 18.89                     6
EQ/T. Rowe Price Growth Stock .........     Class B 1.20%        $ 17.99                 1,687
EQ/T. Rowe Price Growth Stock .........     Class B 1.25%        $ 17.81                 1,733
EQ/T. Rowe Price Growth Stock .........     Class B 1.30%        $  6.75                 1,437
EQ/T. Rowe Price Growth Stock .........     Class B 1.35%        $ 17.46                   415
EQ/T. Rowe Price Growth Stock .........     Class B 1.40%        $ 17.29                 2,373
EQ/T. Rowe Price Growth Stock .........     Class B 1.50%        $ 16.95                 2,969
EQ/T. Rowe Price Growth Stock .........     Class B 1.55%        $ 16.79                 2,146
EQ/T. Rowe Price Growth Stock .........     Class B 1.60%        $ 16.62                 1,641
EQ/T. Rowe Price Growth Stock .........     Class B 1.65%        $ 16.46                 3,120
EQ/T. Rowe Price Growth Stock .........     Class B 1.70%        $ 16.30                   401
EQ/T. Rowe Price Growth Stock .........     Class B 1.80%        $ 15.98                    12
EQ/T. Rowe Price Growth Stock .........     Class B 1.90%        $ 15.67                    11
EQ/Templeton Growth ...................     Class B 0.50%        $ 10.96                    --
EQ/Templeton Growth ...................     Class B 0.95%        $ 10.89                     1
EQ/Templeton Growth ...................     Class B 1.20%        $ 10.86                   775
EQ/Templeton Growth ...................     Class B 1.25%        $ 10.85                 2,332
EQ/Templeton Growth ...................     Class B 1.30%        $ 10.84                 4,461
EQ/Templeton Growth ...................     Class B 1.35%        $ 10.83                   228
EQ/Templeton Growth ...................     Class B 1.40%        $ 10.83                   963
EQ/Templeton Growth ...................     Class B 1.50%        $ 10.81                 2,461
EQ/Templeton Growth ...................     Class B 1.55%        $ 10.80                 2,998
EQ/Templeton Growth ...................     Class B 1.60%        $ 10.80                   572
EQ/Templeton Growth ...................     Class B 1.65%        $ 10.79                10,518
EQ/Templeton Growth ...................     Class B 1.70%        $ 10.78                   853
EQ/Templeton Growth ...................     Class B 1.80%        $ 10.77                     5
EQ/Templeton Growth ...................     Class B 1.90%        $ 10.75                    --
EQ/UBS Growth and Income ..............     Class B 0.50%        $  6.74                    --
EQ/UBS Growth and Income ..............     Class B 0.95%        $  6.47                     6
EQ/UBS Growth and Income ..............     Class B 1.20%        $  6.32                   498
EQ/UBS Growth and Income ..............     Class B 1.25%        $  6.30                 2,181
EQ/UBS Growth and Income ..............     Class B 1.30%        $  2.46                 2,349
EQ/UBS Growth and Income ..............     Class B 1.35%        $  6.24                   129
EQ/UBS Growth and Income ..............     Class B 1.40%        $  6.21                   629
EQ/UBS Growth and Income ..............     Class B 1.50%        $  6.15                 4,065
EQ/UBS Growth and Income ..............     Class B 1.55%        $  6.12                 1,796

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/UBS Growth and Income ......................     Class B 1.60%        $  6.10                   300
EQ/UBS Growth and Income ......................     Class B 1.65%        $  6.07                 3,079
EQ/UBS Growth and Income ......................     Class B 1.70%        $  6.04                    89
EQ/UBS Growth and Income ......................     Class B 1.80%        $  5.98                     1
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.93                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 11.73                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 11.59                     1
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 11.51                   559
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 11.50                 4,546
EQ/Van Kampen Comstock ........................     Class B 1.30%        $ 11.48                 2,074
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 11.47                   298
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 11.45                   891
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 11.42                 3,774
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 11.41                 1,990
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 11.39                   424
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 11.38                 9,921
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 11.36                   539
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 11.33                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 11.30                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 28.86                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 27.54                    32
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 26.83                 3,820
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 34.95                 6,239
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.30%        $ 34.76                 2,799
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 26.41                 2,238
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 26.27                 8,000
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 34.57                10,658
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 25.86                 5,992
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 25.72                 3,354
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 34.34                 8,306
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 25.45                 1,726
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 25.19                    19
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 24.92                     2
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 16.48                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 16.28                     4
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 16.17                   936
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 16.15                 2,890
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.30%        $ 16.12                 1,545
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 16.10                   336
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 16.08                 1,604
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 16.04                 3,601
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 16.02                 2,291
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 16.00                   507
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.65%        $ 15.97                 5,059
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 15.95                   782
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.80%        $ 15.91                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.90%        $ 15.87                    --
EQ/Van Kampen Real Estate .....................     Class B 1.20%        $  8.29                 1,897
EQ/Van Kampen Real Estate .....................     Class B 1.25%        $  8.29                10,172
EQ/Van Kampen Real Estate .....................     Class B 1.30%        $  8.29                 3,973
EQ/Van Kampen Real Estate .....................     Class B 1.40%        $  8.28                 3,859
EQ/Van Kampen Real Estate .....................     Class B 1.50%        $  8.28                15,751
EQ/Van Kampen Real Estate .....................     Class B 1.55%        $  8.28                 4,762
EQ/Van Kampen Real Estate .....................     Class B 1.60%        $  8.28                   720
EQ/Van Kampen Real Estate .....................     Class B 1.65%        $  8.27                11,901
EQ/Van Kampen Real Estate .....................     Class B 1.70%        $  8.27                 1,440

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
MarketPLUS International Core .........     Class B 0.50%        $ 17.78                    --
MarketPLUS International Core .........     Class B 0.95%        $ 17.10                    38
MarketPLUS International Core .........     Class B 1.20%        $ 16.73                 5,905
MarketPLUS International Core .........     Class B 1.25%        $ 19.45                 7,341
MarketPLUS International Core .........     Class B 1.30%        $ 19.36                 1,892
MarketPLUS International Core .........     Class B 1.35%        $ 16.51                 2,344
MarketPLUS International Core .........     Class B 1.40%        $ 16.43                 7,442
MarketPLUS International Core .........     Class B 1.50%        $ 19.24                 7,196
MarketPLUS International Core .........     Class B 1.55%        $ 16.22                 3,598
MarketPLUS International Core .........     Class B 1.60%        $ 16.15                 7,394
MarketPLUS International Core .........     Class B 1.65%        $ 19.11                12,092
MarketPLUS International Core .........     Class B 1.70%        $ 16.01                 2,289
MarketPLUS International Core .........     Class B 1.80%        $ 15.87                    29
MarketPLUS International Core .........     Class B 1.90%        $ 15.73                     6
MarketPLUS Large Cap Core .............     Class B 0.50%        $ 11.71                    --
MarketPLUS Large Cap Core .............     Class B 0.95%        $ 11.24                     4
MarketPLUS Large Cap Core .............     Class B 1.20%        $ 10.99                 2,815
MarketPLUS Large Cap Core .............     Class B 1.25%        $ 14.10                   965
MarketPLUS Large Cap Core .............     Class B 1.30%        $ 14.03                   162
MarketPLUS Large Cap Core .............     Class B 1.35%        $ 10.84                 2,567
MarketPLUS Large Cap Core .............     Class B 1.40%        $ 10.79                 3,371
MarketPLUS Large Cap Core .............     Class B 1.50%        $ 13.94                 1,258
MarketPLUS Large Cap Core .............     Class B 1.55%        $ 10.64                 3,557
MarketPLUS Large Cap Core .............     Class B 1.60%        $ 10.60                 5,022
MarketPLUS Large Cap Core .............     Class B 1.65%        $ 13.85                 1,364
MarketPLUS Large Cap Core .............     Class B 1.70%        $ 10.50                   458
MarketPLUS Large Cap Core .............     Class B 1.80%        $ 10.40                    39
MarketPLUS Large Cap Core .............     Class B 1.90%        $ 10.31                     3
MarketPLUS Large Cap Growth ...........     Class B 0.50%        $ 18.86                    --
MarketPLUS Large Cap Growth ...........     Class B 0.95%        $ 17.97                    21
MarketPLUS Large Cap Growth ...........     Class B 1.20%        $ 17.49                 1,461
MarketPLUS Large Cap Growth ...........     Class B 1.25%        $ 14.91                 1,842
MarketPLUS Large Cap Growth ...........     Class B 1.30%        $ 14.83                   747
MarketPLUS Large Cap Growth ...........     Class B 1.35%        $ 17.21                 4,084
MarketPLUS Large Cap Growth ...........     Class B 1.40%        $ 17.12                 2,206
MarketPLUS Large Cap Growth ...........     Class B 1.50%        $ 14.75                 3,292
MarketPLUS Large Cap Growth ...........     Class B 1.55%        $ 16.84                 2,698
MarketPLUS Large Cap Growth ...........     Class B 1.60%        $ 16.75                 2,691
MarketPLUS Large Cap Growth ...........     Class B 1.65%        $ 14.66                 2,960
MarketPLUS Large Cap Growth ...........     Class B 1.70%        $ 16.57                   492
MarketPLUS Large Cap Growth ...........     Class B 1.80%        $ 16.39                     8
MarketPLUS Large Cap Growth ...........     Class B 1.90%        $ 16.21                     1
MarketPLUS Mid Cap Value ..............     Class B 0.50%        $ 18.67                    --
MarketPLUS Mid Cap Value ..............     Class B 0.95%        $ 17.79                    14
MarketPLUS Mid Cap Value ..............     Class B 1.20%        $ 17.32                 6,623
MarketPLUS Mid Cap Value ..............     Class B 1.25%        $ 15.27                 6,788
MarketPLUS Mid Cap Value ..............     Class B 1.30%        $ 15.19                 1,507
MarketPLUS Mid Cap Value ..............     Class B 1.35%        $ 17.04                 1,031
MarketPLUS Mid Cap Value ..............     Class B 1.40%        $ 16.95                 9,165
MarketPLUS Mid Cap Value ..............     Class B 1.50%        $ 15.10                 9,736
MarketPLUS Mid Cap Value ..............     Class B 1.55%        $ 16.67                 3,624
MarketPLUS Mid Cap Value ..............     Class B 1.60%        $ 16.58                 4,320
MarketPLUS Mid Cap Value ..............     Class B 1.65%        $ 15.00                 6,668
MarketPLUS Mid Cap Value ..............     Class B 1.70%        $ 16.40                 1,069
MarketPLUS Mid Cap Value ..............     Class B 1.80%        $ 16.23                    36
MarketPLUS Mid Cap Value ..............     Class B 1.90%        $ 16.05                    14

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
Multimanager Aggressive Equity .........     Class B 0.50%        $ 79.11                    --
Multimanager Aggressive Equity .........     Class B 0.95%        $ 71.62                     1
Multimanager Aggressive Equity .........     Class B 1.20%        $ 67.76                   185
Multimanager Aggressive Equity .........     Class B 1.25%        $ 14.42                   861
Multimanager Aggressive Equity .........     Class B 1.30%        $ 14.25                   238
Multimanager Aggressive Equity .........     Class B 1.35%        $ 65.53                   364
Multimanager Aggressive Equity .........     Class B 1.40%        $ 64.81                   259
Multimanager Aggressive Equity .........     Class B 1.50%        $ 14.26                 1,381
Multimanager Aggressive Equity .........     Class B 1.55%        $ 62.68                   180
Multimanager Aggressive Equity .........     Class B 1.60%        $ 61.99                   233
Multimanager Aggressive Equity .........     Class B 1.65%        $ 14.17                 1,191
Multimanager Aggressive Equity .........     Class B 1.70%        $ 60.62                    56
Multimanager Aggressive Equity .........     Class B 1.80%        $ 59.28                     1
Multimanager Aggressive Equity .........     Class B 1.90%        $ 57.97                    --
Multimanager Core Bond .................     Class B 0.50%        $ 12.69                    --
Multimanager Core Bond .................     Class B 0.95%        $ 12.35                    --
Multimanager Core Bond .................     Class B 1.20%        $ 12.17                 9,376
Multimanager Core Bond .................     Class B 1.25%        $ 11.28                 5,597
Multimanager Core Bond .................     Class B 1.30%        $ 11.28                 1,109
Multimanager Core Bond .................     Class B 1.35%        $ 12.06                   622
Multimanager Core Bond .................     Class B 1.40%        $ 12.02                15,088
Multimanager Core Bond .................     Class B 1.50%        $ 11.16                 8,539
Multimanager Core Bond .................     Class B 1.55%        $ 11.91                 2,253
Multimanager Core Bond .................     Class B 1.60%        $ 11.87                 5,230
Multimanager Core Bond .................     Class B 1.65%        $ 11.08                 6,566
Multimanager Core Bond .................     Class B 1.70%        $ 11.80                 1,494
Multimanager Core Bond .................     Class B 1.80%        $ 11.73                    63
Multimanager Core Bond .................     Class B 1.90%        $ 11.66                    10
Multimanager Health Care ...............     Class B 0.50%        $ 13.68                    --
Multimanager Health Care ...............     Class B 0.95%        $ 13.31                     2
Multimanager Health Care ...............     Class B 1.20%        $ 13.11                 2,899
Multimanager Health Care ...............     Class B 1.25%        $ 13.85                 3,186
Multimanager Health Care ...............     Class B 1.30%        $ 13.81                   845
Multimanager Health Care ...............     Class B 1.35%        $ 12.99                   273
Multimanager Health Care ...............     Class B 1.40%        $ 12.95                 4,337
Multimanager Health Care ...............     Class B 1.50%        $ 13.70                 5,087
Multimanager Health Care ...............     Class B 1.55%        $ 12.83                 1,640
Multimanager Health Care ...............     Class B 1.60%        $ 12.79                 1,241
Multimanager Health Care ...............     Class B 1.65%        $ 13.61                 4,083
Multimanager Health Care ...............     Class B 1.70%        $ 12.72                   390
Multimanager Health Care ...............     Class B 1.80%        $ 12.64                     9
Multimanager Health Care ...............     Class B 1.90%        $ 12.56                     1
Multimanager High Yield ................     Class B 0.50%        $ 39.58                    --
Multimanager High Yield ................     Class B 0.95%        $ 35.98                     5
Multimanager High Yield ................     Class B 1.20%        $ 34.12                 3,358
Multimanager High Yield ................     Class B 1.25%        $ 12.80                 7,564
Multimanager High Yield ................     Class B 1.30%        $ 12.66                 1,768
Multimanager High Yield ................     Class B 1.35%        $ 33.05                 1,569
Multimanager High Yield ................     Class B 1.40%        $ 32.70                 5,056
Multimanager High Yield ................     Class B 1.50%        $ 12.66                12,794
Multimanager High Yield ................     Class B 1.55%        $ 31.67                 2,103
Multimanager High Yield ................     Class B 1.60%        $ 31.34                 2,743
Multimanager High Yield ................     Class B 1.65%        $ 12.58                 7,716
Multimanager High Yield ................     Class B 1.70%        $ 30.68                   526
Multimanager High Yield ................     Class B 1.80%        $ 30.03                    19
Multimanager High Yield ................     Class B 1.90%        $ 29.39                     4

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
Multimanager International Equity ..........     Class B 0.50%        $ 19.78                   --
Multimanager International Equity ..........     Class B 0.95%        $ 19.25                    3
Multimanager International Equity ..........     Class B 1.20%        $ 18.96                3,283
Multimanager International Equity ..........     Class B 1.25%        $ 20.51                4,242
Multimanager International Equity ..........     Class B 1.30%        $ 20.44                1,524
Multimanager International Equity ..........     Class B 1.35%        $ 18.79                  652
Multimanager International Equity ..........     Class B 1.40%        $ 18.73                5,534
Multimanager International Equity ..........     Class B 1.50%        $ 20.28                6,567
Multimanager International Equity ..........     Class B 1.55%        $ 18.56                2,753
Multimanager International Equity ..........     Class B 1.60%        $ 18.51                1,972
Multimanager International Equity ..........     Class B 1.65%        $ 20.15                7,136
Multimanager International Equity ..........     Class B 1.70%        $ 18.39                1,047
Multimanager International Equity ..........     Class B 1.80%        $ 18.28                   10
Multimanager International Equity ..........     Class B 1.90%        $ 18.17                    2
Multimanager Large Cap Core Equity .........     Class B 0.50%        $ 13.45                   --
Multimanager Large Cap Core Equity .........     Class B 0.95%        $ 13.09                   --
Multimanager Large Cap Core Equity .........     Class B 1.20%        $ 12.89                2,196
Multimanager Large Cap Core Equity .........     Class B 1.25%        $ 14.06                1,045
Multimanager Large Cap Core Equity .........     Class B 1.30%        $ 14.02                  349
Multimanager Large Cap Core Equity .........     Class B 1.35%        $ 12.77                  233
Multimanager Large Cap Core Equity .........     Class B 1.40%        $ 12.73                3,600
Multimanager Large Cap Core Equity .........     Class B 1.50%        $ 13.91                1,897
Multimanager Large Cap Core Equity .........     Class B 1.55%        $ 12.62                  750
Multimanager Large Cap Core Equity .........     Class B 1.60%        $ 12.58                1,291
Multimanager Large Cap Core Equity .........     Class B 1.65%        $ 13.82                1,624
Multimanager Large Cap Core Equity .........     Class B 1.70%        $ 12.50                  473
Multimanager Large Cap Core Equity .........     Class B 1.80%        $ 12.43                   13
Multimanager Large Cap Core Equity .........     Class B 1.90%        $ 12.35                   --
Multimanager Large Cap Growth ..............     Class B 0.50%        $ 11.13                   --
Multimanager Large Cap Growth ..............     Class B 0.95%        $ 10.84                   --
Multimanager Large Cap Growth ..............     Class B 1.20%        $ 10.67                3,987
Multimanager Large Cap Growth ..............     Class B 1.25%        $ 12.71                2,651
Multimanager Large Cap Growth ..............     Class B 1.30%        $ 12.67                  674
Multimanager Large Cap Growth ..............     Class B 1.35%        $ 10.58                  486
Multimanager Large Cap Growth ..............     Class B 1.40%        $ 10.54                7,322
Multimanager Large Cap Growth ..............     Class B 1.50%        $ 12.57                3,887
Multimanager Large Cap Growth ..............     Class B 1.55%        $ 10.45                1,621
Multimanager Large Cap Growth ..............     Class B 1.60%        $ 10.42                3,015
Multimanager Large Cap Growth ..............     Class B 1.65%        $ 12.49                3,875
Multimanager Large Cap Growth ..............     Class B 1.70%        $ 10.35                  881
Multimanager Large Cap Growth ..............     Class B 1.80%        $ 10.29                   49
Multimanager Large Cap Growth ..............     Class B 1.90%        $ 10.23                    6
Multimanager Large Cap Value ...............     Class B 0.50%        $ 15.45                   --
Multimanager Large Cap Value ...............     Class B 0.95%        $ 15.04                   22
Multimanager Large Cap Value ...............     Class B 1.20%        $ 14.81                4,869
Multimanager Large Cap Value ...............     Class B 1.25%        $ 15.97                4,381
Multimanager Large Cap Value ...............     Class B 1.30%        $ 15.92                1,212
Multimanager Large Cap Value ...............     Class B 1.35%        $ 14.68                  700
Multimanager Large Cap Value ...............     Class B 1.40%        $ 14.63                7,330
Multimanager Large Cap Value ...............     Class B 1.50%        $ 15.80                6,644
Multimanager Large Cap Value ...............     Class B 1.55%        $ 14.50                2,431
Multimanager Large Cap Value ...............     Class B 1.60%        $ 14.46                3,218
Multimanager Large Cap Value ...............     Class B 1.65%        $ 15.69                6,335
Multimanager Large Cap Value ...............     Class B 1.70%        $ 14.37                1,210
Multimanager Large Cap Value ...............     Class B 1.80%        $ 14.28                   45
Multimanager Large Cap Value ...............     Class B 1.90%        $ 14.19                    5

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
Multimanager Mid Cap Growth ...........     Class B 0.50%        $ 12.70                   --
Multimanager Mid Cap Growth ...........     Class B 0.95%        $ 12.36                    2
Multimanager Mid Cap Growth ...........     Class B 1.20%        $ 12.18                5,331
Multimanager Mid Cap Growth ...........     Class B 1.25%        $ 14.89                2,916
Multimanager Mid Cap Growth ...........     Class B 1.30%        $ 14.84                  725
Multimanager Mid Cap Growth ...........     Class B 1.35%        $ 12.07                  492
Multimanager Mid Cap Growth ...........     Class B 1.40%        $ 12.03                8,344
Multimanager Mid Cap Growth ...........     Class B 1.50%        $ 14.73                4,518
Multimanager Mid Cap Growth ...........     Class B 1.55%        $ 11.92                1,398
Multimanager Mid Cap Growth ...........     Class B 1.60%        $ 11.88                3,156
Multimanager Mid Cap Growth ...........     Class B 1.65%        $ 14.63                3,883
Multimanager Mid Cap Growth ...........     Class B 1.70%        $ 11.81                  934
Multimanager Mid Cap Growth ...........     Class B 1.80%        $ 11.74                   17
Multimanager Mid Cap Growth ...........     Class B 1.90%        $ 11.67                    5
Multimanager Mid Cap Value ............     Class B 0.50%        $ 14.47                   --
Multimanager Mid Cap Value ............     Class B 0.95%        $ 14.08                    3
Multimanager Mid Cap Value ............     Class B 1.20%        $ 13.87                4,059
Multimanager Mid Cap Value ............     Class B 1.25%        $ 14.86                2,709
Multimanager Mid Cap Value ............     Class B 1.30%        $ 14.81                  778
Multimanager Mid Cap Value ............     Class B 1.35%        $ 13.75                  587
Multimanager Mid Cap Value ............     Class B 1.40%        $ 13.70                6,493
Multimanager Mid Cap Value ............     Class B 1.50%        $ 14.70                4,244
Multimanager Mid Cap Value ............     Class B 1.55%        $ 13.58                1,394
Multimanager Mid Cap Value ............     Class B 1.60%        $ 13.54                2,710
Multimanager Mid Cap Value ............     Class B 1.65%        $ 14.60                4,025
Multimanager Mid Cap Value ............     Class B 1.70%        $ 13.46                  805
Multimanager Mid Cap Value ............     Class B 1.80%        $ 13.37                   16
Multimanager Mid Cap Value ............     Class B 1.90%        $ 13.29                    3
Multimanager Small Cap Growth .........     Class B 0.50%        $  9.72                   --
Multimanager Small Cap Growth .........     Class B 0.95%        $  9.33                    1
Multimanager Small Cap Growth .........     Class B 1.20%        $  9.12                  884
Multimanager Small Cap Growth .........     Class B 1.25%        $  9.08                4,708
Multimanager Small Cap Growth .........     Class B 1.30%        $  5.21                3,439
Multimanager Small Cap Growth .........     Class B 1.35%        $  8.99                  347
Multimanager Small Cap Growth .........     Class B 1.40%        $  8.95                1,926
Multimanager Small Cap Growth .........     Class B 1.50%        $  8.87                6,997
Multimanager Small Cap Growth .........     Class B 1.55%        $  8.83                2,924
Multimanager Small Cap Growth .........     Class B 1.60%        $  8.79                  436
Multimanager Small Cap Growth .........     Class B 1.65%        $  8.75                6,231
Multimanager Small Cap Growth .........     Class B 1.70%        $  8.71                  788
Multimanager Small Cap Growth .........     Class B 1.80%        $  8.63                   --
Multimanager Small Cap Growth .........     Class B 1.90%        $  8.55                   --
Multimanager Small Cap Value ..........     Class B 0.50%        $ 19.06                   --
Multimanager Small Cap Value ..........     Class B 0.95%        $ 18.21                   11
Multimanager Small Cap Value ..........     Class B 1.20%        $ 17.76                5,608
Multimanager Small Cap Value ..........     Class B 1.25%        $ 13.36                7,198
Multimanager Small Cap Value ..........     Class B 1.30%        $ 13.29                  704
Multimanager Small Cap Value ..........     Class B 1.35%        $ 17.49                2,770
Multimanager Small Cap Value ..........     Class B 1.40%        $ 17.40                7,409
Multimanager Small Cap Value ..........     Class B 1.50%        $ 13.21                9,631
Multimanager Small Cap Value ..........     Class B 1.55%        $ 17.14                2,209
Multimanager Small Cap Value ..........     Class B 1.60%        $ 17.05                3,968
Multimanager Small Cap Value ..........     Class B 1.65%        $ 13.12                7,224
Multimanager Small Cap Value ..........     Class B 1.70%        $ 16.88                  748
Multimanager Small Cap Value ..........     Class B 1.80%        $ 16.71                   60
Multimanager Small Cap Value ..........     Class B 1.90%        $ 16.54                    6

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                     Contract charges     Unit Value     Units Outstanding (000s)
                                    ------------------   ------------   -------------------------
Multimanager Technology .........     Class B 0.50%        $ 13.01                   --
Multimanager Technology .........     Class B 0.95%        $ 12.66                   27
Multimanager Technology .........     Class B 1.20%        $ 12.47                2,575
Multimanager Technology .........     Class B 1.25%        $ 14.54                2,424
Multimanager Technology .........     Class B 1.30%        $ 14.50                  986
Multimanager Technology .........     Class B 1.35%        $ 12.36                  647
Multimanager Technology .........     Class B 1.40%        $ 12.32                5,764
Multimanager Technology .........     Class B 1.50%        $ 14.38                5,318
Multimanager Technology .........     Class B 1.55%        $ 12.21                3,629
Multimanager Technology .........     Class B 1.60%        $ 12.17                2,564
Multimanager Technology .........     Class B 1.65%        $ 14.29                3,743
Multimanager Technology .........     Class B 1.70%        $ 12.10                  597
Multimanager Technology .........     Class B 1.80%        $ 12.02                   16
Multimanager Technology .........     Class B 1.90%        $ 11.95                    1

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-
                                                      Allocation        Allocation       Plus Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $   64,503,066     $ 18,067,154      $   32,786,212
 Expenses: .......................................
  Asset-based charges ............................      32,111,275        6,181,863          13,264,694
                                                    --------------     ------------      --------------
Net Investment Income (Loss) .....................      32,391,791       11,885,291          19,521,518
                                                    --------------     ------------      --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      41,986,288        7,411,757          12,734,268
  Realized gain distribution from The Trusts .....      89,982,484        7,818,336          20,114,100
                                                    --------------     ------------      --------------
 Net realized gain (loss) ........................     131,968,772       15,230,093          32,848,368
                                                    --------------     ------------      --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (97,771,692)      (8,667,059)        (18,980,507)
                                                    --------------     ------------      --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      34,197,080        6,563,034          13,867,861
                                                    --------------     ------------      --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   66,588,871     $ 18,448,325      $   33,389,379
                                                    ==============     ============      ==============



                                                     AXA Moderate     AXA Moderate-    EQ/AllianceBernstein
                                                      Allocation     Plus Allocation       Common Stock
                                                   ---------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $ 171,449,789    $   260,434,113       $ 12,655,660
 Expenses: .......................................
  Asset-based charges ............................     72,976,558        121,748,419         18,920,583
                                                    -------------    ---------------       ------------
Net Investment Income (Loss) .....................     98,473,231        138,685,694         (6,264,923)
                                                    -------------    ---------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     73,865,178         82,370,503         40,907,683
  Realized gain distribution from The Trusts .....     97,235,124        261,760,810                 --
                                                    -------------    ---------------       ------------
 Net realized gain (loss) ........................    171,100,302        344,131,313         40,907,683
                                                    -------------    ---------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (56,033,792)      (158,174,434)        (6,366,134)
                                                    -------------    ---------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    115,066,510        185,956,879         34,541,549
                                                    -------------    ---------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 213,539,741    $   324,642,573       $ 28,276,626
                                                    =============    ===============       ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/AllianceBernstein
                                                        Intermediate                             EQ/AllianceBernstein
                                                         Government       EQ/AllianceBernstein         Large Cap
                                                         Securities           International             Growth
                                                   --------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $ 12,658,221          $   15,847,576                    --
 Expenses: .......................................
  Asset-based charges ............................        4,229,090              16,320,387             5,772,220
                                                       ------------          --------------             ---------
Net Investment Income (Loss) .....................        8,429,131                (472,811)           (5,772,220)
                                                       ------------          --------------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (2,368,295)             52,120,819             3,398,259
  Realized gain distribution from The Trusts .....               --             110,381,305                    --
                                                       ------------          --------------            ----------
 Net realized gain (loss) ........................       (2,368,295)            162,502,124             3,398,259
                                                       ------------          --------------            ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        9,261,262             (65,164,226)           47,055,787
                                                       ------------          --------------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        6,892,967              97,337,898            50,454,046
                                                       ------------          --------------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 15,322,098          $   96,865,087          $ 44,681,826
                                                       ============          ==============          ============



                                                                            EQ/AllianceBernstein
                                                     EQ/AllianceBernstein        Small Cap         EQ/AllianceBernstein
                                                         Quality Bond              Growth                 Value
                                                    ---------------------- ---------------------  ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................       $ 18,974,059                     --         $   34,076,751
 Expenses: .......................................
  Asset-based charges ............................          5,565,789              7,333,508             30,886,061
                                                         ------------              ---------         --------------
Net Investment Income (Loss) .....................         13,408,270             (7,333,508)             3,190,690
                                                         ------------             ----------         --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (1,983,580)            32,748,923            129,080,932
  Realized gain distribution from The Trusts .....                 --             76,421,102            166,095,497
                                                         ------------             ----------         --------------
 Net realized gain (loss) ........................         (1,983,580)           109,170,025            295,176,429
                                                         ------------            -----------         --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................            122,499            (34,042,658)          (444,902,189)
                                                         ------------            -----------         --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,861,081)            75,127,367           (149,725,760)
                                                         ------------            -----------         --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ 11,547,189         $   67,793,859         $ (146,535,070)
                                                         ============         ==============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                      EQ/AXA Rosenberg     EQ/BlackRock
                                                        EQ/Ariel      Value Long/Short     Basic Value
                                                    Appreciation II        Equity             Equity
                                                   ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $    228,054        $2,667,427      $     9,423,034
 Expenses: .......................................
  Asset-based charges ............................        682,390         2,110,349           12,643,029
                                                     ------------        ----------      ---------------
Net Investment Income (Loss) .....................       (454,336)          557,078           (3,219,995)
                                                     ------------        ----------      ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,333,683          (636,517)          44,224,633
  Realized gain distribution from The Trusts .....        432,451                --           65,270,623
                                                     ------------        ----------      ---------------
 Net realized gain (loss) ........................      1,766,134          (636,517)         109,495,256
                                                     ------------        ----------      ---------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,076,114)        2,056,359         (108,651,865)
                                                     ------------        ----------      ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,309,980)        1,419,842              843,391
                                                     ------------        ----------      ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (2,764,316)       $1,976,920      $    (2,376,604)
                                                     ============        ==========      ===============



                                                                                                EQ/Calvert
                                                        EQ/BlackRock      EQ/Boston Advisors     Socially
                                                    International Value      Equity Income      Responsible
                                                   --------------------- -------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $    21,215,612       $    3,759,042      $  133,970
 Expenses: .......................................
  Asset-based charges ............................         16,803,010            3,045,311         868,410
                                                      ---------------       --------------      ----------
Net Investment Income (Loss) .....................          4,412,602              713,731        (734,440)
                                                      ---------------       --------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         81,483,245            7,525,465       3,078,362
  Realized gain distribution from The Trusts .....        114,122,964           13,707,718       2,789,472
                                                      ---------------       --------------      ----------
 Net realized gain (loss) ........................        195,606,209           21,233,183       5,867,834
                                                      ---------------       --------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (106,862,733)         (17,465,104)        563,148
                                                      ---------------       --------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         88,743,476            3,768,079       6,430,982
                                                      ---------------       --------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $    93,156,078       $    4,481,810      $5,696,542
                                                      ===============       ==============      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Capital       EQ/Capital
                                                       Guardian         Guardian      EQ/Caywood-Scholl
                                                        Growth          Research       High Yield Bond
                                                   --------------- ----------------- -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................            --    $   15,029,937      $   9,530,404
 Expenses: .......................................
  Asset-based charges ............................     6,227,880        17,108,684          1,966,540
                                                       ---------    --------------      -------------
Net Investment Income (Loss) .....................    (6,227,880)       (2,078,747)         7,563,864
                                                      ----------    --------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     9,479,341        77,037,792            280,475
  Realized gain distribution from The Trusts .....            --        16,198,342                 --
                                                      ----------    --------------      -------------
 Net realized gain (loss) ........................     9,479,341        93,236,134            280,475
                                                      ----------    --------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    10,004,790      (150,182,401)        (6,865,010)
                                                      ----------    --------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    19,484,131       (56,946,267)        (6,584,535)
                                                      ----------    --------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 13,256,251    $  (59,025,014)     $     979,329
                                                    ============    ==============      =============



                                                        EQ/Davis                      EQ/Evergreen
                                                        New York        EQ/Equity     International
                                                        Venture         500 Index         Bond
                                                    --------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   1,140,384   $   21,554,267    $4,282,007
 Expenses: .......................................
  Asset-based charges ............................       2,741,783       23,985,056     1,805,514
                                                     -------------   --------------    ----------
Net Investment Income (Loss) .....................      (1,601,399)      (2,430,789)    2,476,493
                                                     -------------   --------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,311,118       70,863,748     1,543,876
  Realized gain distribution from The Trusts .....         797,643       44,550,154        76,004
                                                     -------------   --------------    ----------
 Net realized gain (loss) ........................       3,108,761      115,413,902     1,619,880
                                                     -------------   --------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,538,345)     (55,926,961)    5,870,675
                                                     -------------   --------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       1,570,416       59,486,941     7,490,555
                                                     -------------   --------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $     (30,983)  $   57,056,152    $9,967,048
                                                     =============   ==============    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/Evergreen                      EQ/Franklin
                                                        Omega       EQ/FI Mid Cap       Income
                                                   -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................            --               --   $  17,976,514
 Expenses: .......................................
  Asset-based charges ............................     2,229,322       15,351,363       6,483,198
                                                       ---------       ----------   -------------
Net Investment Income (Loss) .....................    (2,229,322)     (15,351,363)     11,493,316
                                                      ----------      -----------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     5,518,642       37,217,775       4,084,704
  Realized gain distribution from The Trusts .....     9,013,171      140,137,340       1,429,092
                                                      ----------      -----------   -------------
 Net realized gain (loss) ........................    14,531,813      177,355,115       5,513,796
                                                      ----------      -----------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (317,278)     (99,558,417)    (27,348,192)
                                                      ----------      -----------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    14,214,535       77,796,698     (21,834,396)
                                                      ----------      -----------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 11,985,213   $   62,445,335   $ (10,341,080)
                                                    ============   ==============   =============



                                                     EQ/Franklin         EQ/Franklin           EQ/GAMCO
                                                      Small Cap           Templeton          Mergers and
                                                        Value       Founding Strategy (a)    Acquisitions
                                                   --------------- ----------------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    248,069        $  10,744,892       $     916,359
 Expenses: .......................................
  Asset-based charges ............................       741,845            3,604,052           1,750,980
                                                    ------------        -------------       -------------
Net Investment Income (Loss) .....................      (493,776)           7,140,840            (834,621)
                                                    ------------        -------------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       691,811           (1,033,614)          1,849,938
  Realized gain distribution from The Trusts .....       199,877               39,157           5,606,910
                                                    ------------        -------------       -------------
 Net realized gain (loss) ........................       891,688             (994,457)          7,456,848
                                                    ------------        -------------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (8,707,855)         (26,905,825)         (5,768,786)
                                                    ------------        -------------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (7,816,167)         (27,900,282)          1,688,062
                                                    ------------        -------------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (8,309,943)       $ (20,759,442)      $     853,441
                                                    ============        =============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       EQ/GAMCO
                                                    Small Company                          EQ/International
                                                        Value       EQ/International ETF        Growth
                                                   --------------- ---------------------- ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  2,007,123          $ 60,919           $  1,100,137
 Expenses: .......................................
  Asset-based charges ............................     5,724,110                --              2,287,484
                                                    ------------          --------           ------------
Net Investment Income (Loss) .....................    (3,716,987)           60,919             (1,187,347)
                                                    ------------          --------           ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,044,030                --             10,050,515
  Realized gain distribution from The Trusts .....    16,600,122            20,344              7,983,313
                                                    ------------          --------           ------------
 Net realized gain (loss) ........................    28,644,152            20,344             18,033,828
                                                    ------------          --------           ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (6,392,804)          279,135                326,276
                                                    ------------          --------           ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    22,251,348           299,479             18,360,104
                                                    ------------          --------           ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 18,534,361          $360,398           $ 17,172,757
                                                    ============          ========           ============



                                                       EQ/JPMorgan        EQ/JPMorgan        EQ/Legg Mason
                                                        Core Bond     Value Opportunities    Value Equity
                                                    ---------------- --------------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   55,835,063     $    6,388,672                 --
 Expenses: .......................................
  Asset-based charges ............................       18,842,978          6,983,154          2,845,557
                                                     --------------     --------------          ---------
Net Investment Income (Loss) .....................       36,992,085           (594,482)        (2,845,557)
                                                     --------------     --------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (1,384,245)        27,290,473          2,951,128
  Realized gain distribution from The Trusts .....               --         66,714,169          4,009,049
                                                     --------------     --------------         ----------
 Net realized gain (loss) ........................       (1,384,245)        94,004,642          6,960,177
                                                     --------------     --------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (15,337,364)      (103,900,210)       (18,747,929)
                                                     --------------     --------------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (16,721,609)        (9,895,568)       (11,787,752)
                                                     --------------     --------------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   20,270,476     $  (10,490,050)     $ (14,633,309)
                                                     ==============     ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Long       EQ/Lord Abbett    EQ/Lord Abbett
                                                     Term Bond    Growth and Income   Large Cap Core
                                                   ------------- ------------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $4,326,512      $   1,695,555       $  523,779
 Expenses: .......................................
  Asset-based charges ............................   1,393,501          2,196,869          927,179
                                                    ----------      -------------       ----------
Net Investment Income (Loss) .....................   2,933,011           (501,314)        (403,400)
                                                    ----------      -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (530,683)         6,375,909        2,770,779
  Realized gain distribution from The Trusts .....          --          5,776,016        2,725,448
                                                    ----------      -------------       ----------
 Net realized gain (loss) ........................    (530,683)        12,151,925        5,496,227
                                                    ----------      -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   3,827,867         (8,920,319)         212,541
                                                    ----------      -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   3,297,184          3,231,606        5,708,768
                                                    ----------      -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $6,230,195      $   2,730,292       $5,305,368
                                                    ==========      =============       ==========



                                                     EQ/Lord Abbett     EQ/Marsico       EQ/Money
                                                      Mid Cap Value        Focus          Market
                                                    ---------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   1,551,253    $   3,163,661    $34,108,163
 Expenses: .......................................
  Asset-based charges ............................       4,223,455       25,939,848     10,861,612
                                                     -------------    -------------    -----------
Net Investment Income (Loss) .....................      (2,672,202)     (22,776,187)    23,246,551
                                                     -------------    -------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      11,474,763       86,468,726       (211,185)
  Realized gain distribution from The Trusts .....      20,082,684      150,330,788             --
                                                     -------------    -------------    -----------
 Net realized gain (loss) ........................      31,557,447      236,799,514       (211,185)
                                                     -------------    -------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (37,151,529)      (7,038,803)       222,973
                                                     -------------    -------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (5,594,082)     229,760,711         11,788
                                                     -------------    -------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $  (8,266,284)   $ 206,984,524    $23,258,339
                                                     =============    =============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Montag &       EQ/Mutual     EQ/Oppenheimer
                                                    Caldwell Growth       Shares          Global
                                                   ----------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  167,853                --    $     278,692
 Expenses: .......................................
  Asset-based charges ............................       677,853         4,133,571          949,050
                                                      ----------         ---------    -------------
Net Investment Income (Loss) .....................      (510,000)       (4,133,571)        (670,358)
                                                      ----------        ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,724,061         3,831,522        1,011,257
  Realized gain distribution from The Trusts .....            --            34,202        1,108,907
                                                      ----------        ----------    -------------
 Net realized gain (loss) ........................     1,724,061         3,865,724        2,120,164
                                                      ----------        ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     5,944,169        (9,039,783)      (1,198,545)
                                                      ----------        ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     7,668,230        (5,174,059)         921,619
                                                      ----------        ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $7,158,230      $ (9,307,630)   $     251,261
                                                      ==========      ============    =============



                                                     EQ/Oppenheimer  EQ/Oppenheimer
                                                      Main Street      Main Street      EQ/PIMCO
                                                      Opportunity       Small Cap      Real Return
                                                    --------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $     217,787              --    $11,413,496
 Expenses: .......................................
  Asset-based charges ............................         381,665         601,043      5,565,649
                                                     -------------         -------    -----------
Net Investment Income (Loss) .....................        (163,878)       (601,043)     5,847,847
                                                     -------------        --------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         659,503          32,735       (252,810)
  Realized gain distribution from The Trusts .....       2,129,106       1,079,274      4,082,134
                                                     -------------       ---------    -----------
 Net realized gain (loss) ........................       2,788,609       1,112,009      3,829,324
                                                     -------------       ---------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (2,875,869)     (5,108,656)    28,562,465
                                                     -------------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (87,260)     (3,996,647)    32,391,789
                                                     -------------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $    (251,138)   $ (4,597,690)   $38,239,636
                                                     =============    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       EQ/Short         EQ/Small      EQ/T. Rowe Price
                                                    Duration Bond    Company Index      Growth Stock
                                                   --------------- ----------------- ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $3,207,549      $   6,352,236     $     214,518
 Expenses: .......................................
  Asset-based charges ............................    1,058,667          7,137,758         2,491,575
                                                     ----------      -------------     -------------
Net Investment Income (Loss) .....................    2,148,882           (785,522)       (2,277,057)
                                                     ----------      -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      954,551         24,561,109         8,595,543
  Realized gain distribution from The Trusts .....           --         33,217,293        15,890,901
                                                     ----------      -------------     -------------
 Net realized gain (loss) ........................      954,551         57,778,402        24,486,444
                                                     ----------      -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (412,042)       (71,918,814)      (25,648,683)
                                                     ----------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      542,509        (14,140,412)       (1,162,239)
                                                     ----------      -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,691,391      $ (14,925,934)    $  (3,439,296)
                                                     ==========      =============     =============



                                                                          EQ/UBS
                                                      EQ/Templeton      Growth and     EQ/Van Kampen
                                                         Growth           Income         Comstock
                                                    ---------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  1,382,955    $     701,082   $   4,846,733
 Expenses: .......................................
  Asset-based charges ............................       3,294,898        1,222,703       4,423,276
                                                      ------------    -------------   -------------
Net Investment Income (Loss) .....................      (1,911,943)        (521,621)        423,457
                                                      ------------    -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,749,773        4,179,584       8,382,786
  Realized gain distribution from The Trusts .....         786,325               --      10,265,981
                                                      ------------    -------------   -------------
 Net realized gain (loss) ........................       3,536,098        4,179,584      18,648,767
                                                      ------------    -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (7,014,476)      (4,590,749)    (32,146,462)
                                                      ------------    -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (3,478,378)        (411,165)    (13,497,695)
                                                      ------------    -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (5,390,321)   $    (932,786)  $ (13,074,238)
                                                      ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    Emerging Markets      Mid Cap       EQ/Van Kampen
                                                         Equity            Growth      Real Estate (b)
                                                   ------------------ --------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................              --     $    650,941     $   3,859,857
 Expenses: .......................................
  Asset-based charges ............................      19,088,257        2,875,125         2,788,607
                                                        ----------     ------------     -------------
Net Investment Income (Loss) .....................     (19,088,257)      (2,224,184)        1,071,250
                                                       -----------     ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     165,552,536        7,003,551         4,701,286
  Realized gain distribution from The Trusts .....     281,111,940       14,153,794         2,861,073
                                                       -----------     ------------     -------------
 Net realized gain (loss) ........................     446,664,476       21,157,345         7,562,359
                                                       -----------     ------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       7,510,616       11,739,869       (53,491,083)
                                                       -----------     ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     454,175,092       32,897,214       (45,928,724)
                                                       -----------     ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 435,086,835     $ 30,673,030     $ (44,857,474)
                                                     =============     ============     =============



                                                        MarketPLUS       MarketPLUS       MarketPLUS
                                                      International       Large Cap       Large Cap
                                                           Core             Core            Growth
                                                    ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $     3,985,685   $    3,113,308   $  1,201,379
 Expenses: .......................................
  Asset-based charges ............................        15,084,766        4,048,139      4,317,016
                                                     ---------------   --------------   ------------
Net Investment Income (Loss) .....................       (11,099,081)        (934,831)    (3,115,637)
                                                     ---------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        84,435,792       15,656,764     14,111,167
  Realized gain distribution from The Trusts .....       197,113,004       51,790,896             --
                                                     ---------------   --------------   ------------
 Net realized gain (loss) ........................       281,548,796       67,447,660     14,111,167
                                                     ---------------   --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (143,168,641)     (59,398,695)    25,048,213
                                                     ---------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       138,380,155        8,048,965     39,159,380
                                                     ---------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   127,281,074   $    7,114,134   $ 36,043,743
                                                     ===============   ==============   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       MarketPLUS        Multimanager     Multimanager
                                                     Mid Cap Value    Aggressive Equity     Core Bond
                                                   ----------------- ------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    9,165,802                --      $ 26,843,077
 Expenses: .......................................
  Asset-based charges ............................      13,776,092         1,993,654         9,480,201
                                                    --------------         ---------      ------------
Net Investment Income (Loss) .....................      (4,610,290)       (1,993,654)       17,362,876
                                                    --------------        ----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      49,681,224         7,992,369        (4,088,282)
  Realized gain distribution from The Trusts .....     210,858,301                --                --
                                                    --------------        ----------      ------------
 Net realized gain (loss) ........................     260,539,525         7,992,369        (4,088,282)
                                                    --------------        ----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (277,118,388)        5,935,319        17,212,374
                                                    --------------        ----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (16,578,863)       13,927,688        13,124,092
                                                    --------------        ----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (21,189,153)     $ 11,934,034      $ 30,486,968
                                                    ==============      ============      ============



                                                                                      Multimanager
                                                     Multimanager    Multimanager     International
                                                      Health Care     High Yield         Equity
                                                    -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................             --   $   67,072,121   $    4,614,145
 Expenses: .......................................
  Asset-based charges ............................      4,476,018       13,657,294        9,323,253
                                                        ---------   --------------   --------------
Net Investment Income (Loss) .....................     (4,476,018)      53,414,827       (4,709,108)
                                                       ----------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,994,755           42,690       43,908,355
  Realized gain distribution from The Trusts .....     24,375,376               --       37,943,558
                                                       ----------   --------------   --------------
 Net realized gain (loss) ........................     32,370,131           42,690       81,851,913
                                                       ----------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,588,306)     (38,526,322)     (13,590,584)
                                                       ----------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     25,781,825      (38,483,632)      68,261,329
                                                       ----------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 21,305,807   $   14,931,195   $   63,552,221
                                                     ============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                     Multimanager     Multimanager     Multimanager
                                                       Large Cap        Large Cap        Large Cap
                                                      Core Equity        Growth            Value
                                                   ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $      725,253               --   $    6,431,744
 Expenses: .......................................
  Asset-based charges ............................       2,586,412        4,535,388        8,751,427
                                                    --------------        ---------   --------------
Net Investment Income (Loss) .....................      (1,861,159)      (4,535,388)      (2,319,683)
                                                    --------------       ----------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      11,702,229       15,276,279       36,815,828
  Realized gain distribution from The Trusts .....      11,780,982       36,577,333       59,248,942
                                                    --------------       ----------   --------------
 Net realized gain (loss) ........................      23,483,211       51,853,612       96,064,770
                                                    --------------       ----------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (15,770,813)     (19,182,119)     (81,818,072)
                                                    --------------      -----------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       7,712,398       32,671,493       14,246,698
                                                    --------------      -----------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    5,851,239   $   28,136,105   $   11,927,015
                                                    ==============   ==============   ==============



                                                     Multimanager    Multimanager     Multimanager
                                                        Mid Cap         Mid Cap         Small Cap
                                                        Growth           Value           Growth
                                                    -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................             --              --               --
 Expenses: .......................................
  Asset-based charges ............................      6,127,383       6,474,610        3,089,072
                                                        ---------       ---------        ---------
Net Investment Income (Loss) .....................     (6,127,383)     (6,474,610)      (3,089,072)
                                                       ----------      ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     15,251,843       4,776,841        6,357,885
  Realized gain distribution from The Trusts .....     41,220,353      34,840,906       22,950,758
                                                       ----------      ----------       ----------
 Net realized gain (loss) ........................     56,472,196      39,617,747       29,308,643
                                                       ----------      ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,234,848)    (36,433,587)     (33,439,325)
                                                       ----------     -----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     47,237,348       3,184,160       (4,130,682)
                                                       ----------     -----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 41,109,965   $  (3,290,450)   $  (7,219,754)
                                                     ============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                     Multimanager
                                                       Small Cap     Multimanager   Target 2015
                                                         Value        Technology     Allocation
                                                   ---------------- -------------- -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    2,593,794             --     $34,195
 Expenses: .......................................
  Asset-based charges ............................      13,026,769      4,478,117          --
                                                    --------------      ---------     -------
Net Investment Income (Loss) .....................     (10,432,975)    (4,478,117)     34,195
                                                    --------------     ----------     -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      24,492,254     25,150,618          --
  Realized gain distribution from The Trusts .....      66,935,319             --      13,099
                                                    --------------     ----------     -------
 Net realized gain (loss) ........................      91,427,573     25,150,618      13,099
                                                    --------------     ----------     -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (174,133,468)    20,946,945      32,310
                                                    --------------     ----------     -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (82,705,895)    46,097,563      45,409
                                                    --------------     ----------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (93,138,870)  $ 41,619,446     $79,604
                                                    ==============   ============     =======



                                                     Target 2025   Target 2035   Target 2045
                                                      Allocation    Allocation   Allocation
                                                    ------------- ------------- ------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $28,857       $25,690      $21,696
 Expenses: .......................................
  Asset-based charges ............................          --            --          --
                                                       -------       -------      --------
Net Investment Income (Loss) .....................      28,857        25,690      21,696
                                                       -------       -------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          --            --            (5)
  Realized gain distribution from The Trusts .....      14,417        11,466      35,060
                                                       -------       -------      --------
 Net realized gain (loss) ........................      14,417        11,466      35,055
                                                       -------       -------      --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      38,288        45,236      30,737
                                                       -------       -------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      52,705        56,702      65,792
                                                       -------       -------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $81,562       $82,392      $87,488
                                                       =======       =======      ========

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   32,391,791     $   15,673,992
 Net realized gain (loss) on investments .........      131,968,772         33,838,499
 Change in unrealized appreciation
  (depreciation) of investments ..................      (97,771,692)       103,372,599
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       66,588,871        152,885,090
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,176,124,863        608,623,674
  Transfers between funds including
   guaranteed interest account, net ..............      165,605,218        174,693,853
  Transfers for contract benefits and
   terminations ..................................      (77,561,900)       (29,499,702)
  Contract maintenance charges ...................      (16,030,668)        (6,464,845)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,248,137,513        747,352,980
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (625,147)         1,191,669
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................    1,314,101,237        901,429,739
Net Assets -- Beginning of Period ................    1,473,858,371        572,428,632
                                                     --------------     --------------
Net Assets -- End of Period ......................   $2,787,959,608     $1,473,858,371
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           97,725             74,287
 Units Redeemed ..................................          (11,807)           (17,379)
                                                     --------------     --------------
 Net Increase (Decrease) .........................           85,918             56,908
                                                     ==============     ==============



                                                           AXA Conservative                 AXA Conservative-Plus
                                                              Allocation                         Allocation
                                                   --------------------------------- -----------------------------------
                                                         2007             2006              2007              2006
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,885,291    $   7,013,238     $   19,521,518    $  12,884,777
 Net realized gain (loss) on investments .........     15,230,093        4,141,211         32,848,368       15,112,486
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,667,059)       3,023,438        (18,980,507)      17,217,599
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,448,325       14,177,887         33,389,379       45,214,862
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    112,696,853       85,365,545        220,384,033      225,583,089
  Transfers between funds including
   guaranteed interest account, net ..............    122,797,914       34,906,229         96,909,579       61,848,515
  Transfers for contract benefits and
   terminations ..................................    (42,430,719)     (22,098,686)       (59,646,899)     (35,483,542)
  Contract maintenance charges ...................     (3,514,814)      (1,902,538)        (7,051,116)      (4,303,346)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    189,549,234       96,270,550        250,595,597      247,644,716
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (124,990)             2,367          (64,888)
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    207,997,559      110,323,447        283,987,343      292,794,690
Net Assets -- Beginning of Period ................    304,692,736      194,369,289        744,176,668      451,381,978
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 512,690,295    $ 304,692,736     $1,028,164,011    $ 744,176,668
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         40,052           31,705             38,552           39,936
 Units Redeemed ..................................        (23,386)         (22,724)           (17,792)         (18,106)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................         16,666            8,981             20,760           21,830
                                                    =============    =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Moderate
                                                                Allocation
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   98,473,231     $   55,115,638
 Net realized gain (loss) on investments .........      171,100,302         83,626,597
 Change in unrealized appreciation
  (depreciation) of investments ..................      (56,033,792)       173,314,324
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      213,539,741        312,056,559
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,252,051,668      1,115,491,895
  Transfers between funds including
   guaranteed interest account, net ..............      248,986,023        119,137,309
  Transfers for contract benefits and
   terminations ..................................     (304,823,603)      (195,212,280)
  Contract maintenance charges ...................      (39,920,371)       (27,119,948)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,156,293,717      1,012,296,976
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (26,419)           343,300
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................    1,369,807,039      1,324,696,835
Net Assets -- Beginning of Period ................    4,211,323,304      2,886,626,469
                                                     --------------     --------------
Net Assets -- End of Period ......................   $5,581,130,343     $4,211,323,304
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           87,744            127,090
 Units Redeemed ..................................          (15,901)           (48,144)
                                                     --------------     --------------
 Net Increase (Decrease) .........................           71,843             78,946
                                                     ==============     ==============



                                                             AXA Moderate-Plus                   EQ/AllianceBernstein
                                                                Allocation                           Common Stock
                                                   ------------------------------------- -------------------------------------
                                                          2007               2006               2007               2006
                                                   ------------------ ------------------ ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  138,685,694     $   73,450,978     $   (6,264,923)    $   (3,032,183)
 Net realized gain (loss) on investments .........      344,131,313         90,450,608         40,907,683         10,309,154
 Change in unrealized appreciation
  (depreciation) of investments ..................     (158,174,434)       393,209,957         (6,366,134)       107,617,750
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      324,642,573        557,111,543         28,276,626        114,894,721
                                                     --------------     --------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    3,022,793,996      2,273,099,179         89,129,139        162,710,194
  Transfers between funds including
   guaranteed interest account, net ..............      752,517,446        741,014,922       (120,783,852)       (84,774,892)
  Transfers for contract benefits and
   terminations ..................................     (357,527,075)      (172,801,979)      (120,975,473)      (106,968,678)
  Contract maintenance charges ...................      (65,315,919)       (30,895,947)        (9,583,822)        (8,594,664)
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    3,352,468,448      2,810,416,175       (162,214,008)       (37,628,040)
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           84,703            256,404             61,494            167,650
                                                     --------------     --------------     --------------     --------------
Increase (Decrease) in Net Assets ................    3,677,195,724      3,367,784,122       (133,875,888)        77,434,331
Net Assets -- Beginning of Period ................    6,187,024,914      2,819,240,792      1,355,475,853      1,278,041,522
                                                     --------------     --------------     --------------     --------------
Net Assets -- End of Period ......................   $9,864,220,638     $6,187,024,914     $1,221,599,965     $1,355,475,853
                                                     ==============     ==============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          261,996            274,844              4,066             16,609
 Units Redeemed ..................................          (23,400)           (55,452)            (6,632)            (9,152)
                                                     --------------     --------------     --------------     --------------
 Net Increase (Decrease) .........................          238,596            219,392             (2,566)             7,457
                                                     ==============     ==============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein
                                                             Intermediate
                                                         Government Securities
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,429,131    $   7,524,977
 Net realized gain (loss) on investments .........     (2,368,295)      (3,558,482)
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,261,262          884,376
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     15,322,098        4,850,871
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     12,541,487       15,151,146
  Transfers between funds including
   guaranteed interest account, net ..............      7,893,862      (16,607,146)
  Transfers for contract benefits and
   terminations ..................................    (32,594,693)     (26,774,078)
  Contract maintenance charges ...................     (2,080,528)      (1,983,637)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,239,872)     (30,213,715)
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,133)        (120,247)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................      1,080,093      (25,483,091)
Net Assets -- Beginning of Period ................    295,939,227      321,422,318
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 297,019,320    $ 295,939,227
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,930            4,917
 Units Redeemed ..................................         (6,292)          (6,164)
                                                    -------------    -------------
 Net Increase (Decrease) .........................           (362)          (1,247)
                                                    =============    =============



                                                          EQ/AllianceBernstein               EQ/AllianceBernstein
                                                              International                    Large Cap Growth
                                                   ----------------------------------- ---------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     (472,811)   $     667,230    $  (5,772,220)   $  (5,857,056)
 Net realized gain (loss) on investments .........      162,502,124      102,570,000        3,398,259       (8,167,636)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (65,164,226)      45,112,493       47,055,787        3,033,875
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       96,865,087      148,349,723       44,681,826      (10,990,817)
                                                     --------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      236,797,792      189,877,876       37,810,987       47,651,792
  Transfers between funds including
   guaranteed interest account, net ..............      110,751,037       39,762,739       (9,593,154)     (25,494,301)
  Transfers for contract benefits and
   terminations ..................................      (70,452,562)     (39,559,483)     (43,777,926)     (34,134,876)
  Contract maintenance charges ...................       (8,549,775)      (5,256,013)      (2,371,345)      (2,091,502)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      268,546,492      184,825,119      (17,931,438)     (14,068,887)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,737)         102,128          (11,979)      (1,652,559)
                                                     --------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      365,406,842      333,276,970       26,738,409      (26,712,263)
Net Assets -- Beginning of Period ................      919,513,419      586,236,449      384,427,151      411,139,414
                                                     --------------    -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,284,920,261    $ 919,513,419    $ 411,165,560    $ 384,427,151
                                                     ==============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           20,571           27,907            6,563           13,093
 Units Redeemed ..................................           (6,784)         (16,462)         (10,357)         (17,643)
                                                     --------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           13,787           11,445           (3,794)          (4,550)
                                                     ==============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein              EQ/AllianceBernstein
                                                             Quality Bond                    Small Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  13,408,270    $   9,253,657    $  (7,333,508)   $  (6,882,050)
 Net realized gain (loss) on investments .........     (1,983,580)      (1,461,815)     109,170,025       64,871,079
 Change in unrealized appreciation
  (depreciation) of investments ..................        122,499          531,264      (34,042,658)     (26,666,433)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,547,189        8,323,106       67,793,859       31,322,596
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,166,371       43,249,851       46,636,441       69,761,811
  Transfers between funds including
   guaranteed interest account, net ..............      9,052,896       (2,700,012)     (17,044,208)     (26,744,968)
  Transfers for contract benefits and
   terminations ..................................    (35,131,052)     (24,392,098)     (46,468,053)     (35,359,613)
  Contract maintenance charges ...................     (3,103,980)      (2,729,147)      (3,644,114)      (3,000,798)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      9,984,235       13,428,594      (20,519,934)       4,656,432
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        135,459           (8,412)          (2,649)         (73,203)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     21,666,883       21,743,288       47,271,276       35,905,825
Net Assets -- Beginning of Period ................    371,462,789      349,719,501      479,869,596      443,963,771
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 393,129,672    $ 371,462,789    $ 527,140,872    $ 479,869,596
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,550            9,965            5,921           10,124
 Units Redeemed ..................................         (6,206)          (8,006)          (6,710)          (9,222)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,344            1,959             (789)             902
                                                    =============    =============    =============    =============



                                                           EQ/AllianceBernstein
                                                                Value (h)
                                                   ------------------------------------
                                                          2007               2006
                                                   ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    3,190,690    $    3,268,395
 Net realized gain (loss) on investments .........      295,176,429       154,184,290
 Change in unrealized appreciation
  (depreciation) of investments ..................     (444,902,189)      137,657,087
                                                     --------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     (146,535,070)      295,109,772
                                                     --------------    --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      170,996,564       211,189,979
  Transfers between funds including
   guaranteed interest account, net ..............      676,449,939        22,254,368
  Transfers for contract benefits and
   terminations ..................................     (184,807,241)     (106,109,464)
  Contract maintenance charges ...................      (16,755,326)      (11,488,469)
                                                     --------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      645,883,936       115,846,414
                                                     --------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (8,009)         (112,118)
                                                     --------------    --------------
Increase (Decrease) in Net Assets ................      499,340,857       410,844,068
Net Assets -- Beginning of Period ................    1,850,736,491     1,439,892,423
                                                     --------------    --------------
Net Assets -- End of Period ......................   $2,350,077,348    $1,850,736,491
                                                     ==============    ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           63,216            31,767
 Units Redeemed ..................................          (23,204)          (22,452)
                                                     --------------    --------------
 Net Increase (Decrease) .........................           40,012             9,315
                                                     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/AXA Rosenberg
                                                      EQ/Ariel Appreciation II          Value Long/Short Equity
                                                   ------------------------------- ---------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (454,336)    $   (23,819)   $     557,078    $   1,956,609
 Net realized gain (loss) on investments .........     1,766,134         218,330         (636,517)       4,095,693
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,076,114)      2,573,924        2,056,359       (6,824,124)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (2,764,316)      2,768,435        1,976,920         (771,822)
                                                    ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    19,216,403      17,551,954       19,258,475       38,597,641
  Transfers between funds including
   guaranteed interest account, net ..............     6,872,221       6,514,419      (17,848,655)     (10,234,738)
  Transfers for contract benefits and
   terminations ..................................    (1,503,449)       (646,061)      (9,988,002)      (7,408,604)
  Contract maintenance charges ...................      (328,265)        (85,218)      (1,317,250)      (1,284,907)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    24,256,910      23,335,094       (9,895,432)      19,669,392
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --          (6,091)            (846)         (84,413)
                                                    ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................    21,492,594      26,097,438       (7,919,358)      18,813,157
Net Assets -- Beginning of Period ................    34,439,247       8,341,809      142,304,794      123,491,637
                                                    ------------     -----------    -------------    -------------
Net Assets -- End of Period ......................  $ 55,931,841     $34,439,247    $ 134,385,436    $ 142,304,794
                                                    ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         3,179           3,102            4,101           11,864
 Units Redeemed ..................................        (1,155)           (877)          (5,049)         (10,165)
                                                    ------------     -----------    -------------    -------------
 Net Increase (Decrease) .........................         2,024           2,225             (948)           1,699
                                                    ============     ===========    =============    =============



                                                              EQ/BlackRock
                                                           Basic Value Equity
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (3,219,995)  $  11,298,069
 Net realized gain (loss) on investments .........      109,495,256      57,705,223
 Change in unrealized appreciation
  (depreciation) of investments ..................     (108,651,865)     66,932,813
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................       (2,376,604)    135,936,105
                                                    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       87,291,039      67,355,869
  Transfers between funds including
   guaranteed interest account, net ..............      (21,942,637)    (24,976,030)
  Transfers for contract benefits and
   terminations ..................................      (73,516,615)    (49,059,495)
  Contract maintenance charges ...................       (6,862,596)     (5,724,515)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (15,030,809)    (12,404,171)
                                                    ---------------   -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,983)        147,978
                                                    ---------------   -------------
Increase (Decrease) in Net Assets ................      (17,412,396)    123,679,912
Net Assets -- Beginning of Period ................      846,791,396     723,111,484
                                                    ---------------   -------------
Net Assets -- End of Period ......................  $   829,379,000   $ 846,791,396
                                                    ===============   =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            7,893          11,280
 Units Redeemed ..................................           (7,439)        (10,482)
                                                    ---------------   -------------
 Net Increase (Decrease) .........................              454             798
                                                    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/BlackRock
                                                           International Equity
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    4,412,602     $   19,175,591
 Net realized gain (loss) on investments .........      195,606,209         83,895,317
 Change in unrealized appreciation
  (depreciation) of investments ..................     (106,862,733)        86,672,220
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       93,156,078        189,743,128
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      155,163,691        154,077,439
  Transfers between funds including
   guaranteed interest account, net ..............      (56,367,362)        29,873,311
  Transfers for contract benefits and
   terminations ..................................      (96,742,546)       (65,207,822)
  Contract maintenance charges ...................       (8,208,358)        (5,734,932)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (6,154,575)       113,007,996
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (11,093)           378,200
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................       86,990,410        303,129,324
Net Assets -- Beginning of Period ................    1,058,290,092        755,160,768
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,145,280,502     $1,058,290,092
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           11,109             23,263
 Units Redeemed ..................................          (10,574)           (15,975)
                                                     --------------     --------------
 Net Increase (Decrease) .........................              535              7,288
                                                     ==============     ==============



                                                          EQ/Boston Advisors                   EQ/Calvert
                                                             Equity Income                Socially Responsible
                                                   --------------------------------- ------------------------------
                                                         2007             2006             2007           2006
                                                   ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     713,731     $  1,557,328    $   (734,440)   $   (742,550)
 Net realized gain (loss) on investments .........     21,233,183       11,920,017       5,867,834       2,611,853
 Change in unrealized appreciation
  (depreciation) of investments ..................    (17,465,104)       9,378,475         563,148          52,284
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      4,481,810       22,855,820       5,696,542       1,921,587
                                                    -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     27,799,851       48,744,937       7,527,710      11,719,687
  Transfers between funds including
   guaranteed interest account, net ..............    (13,773,073)       1,924,041      (1,468,329)     (4,465,545)
  Transfers for contract benefits and
   terminations ..................................    (12,782,293)      (9,136,922)     (3,062,301)     (2,120,266)
  Contract maintenance charges ...................     (1,725,812)      (1,204,879)       (460,495)       (376,400)
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (481,327)      40,327,177       2,536,585       4,757,476
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (51,889)             --        (269,274)
                                                    -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................      4,000,483       63,131,108       8,233,127       6,409,789
Net Assets -- Beginning of Period ................    198,347,730      135,216,622      54,193,234      47,783,445
                                                    -------------     ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 202,348,213     $198,347,730    $ 62,426,361    $ 54,193,234
                                                    =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,080           17,985           1,667           1,804
 Units Redeemed ..................................         (7,729)         (10,856)         (1,494)         (1,518)
                                                    -------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................          1,351            7,129             173             286
                                                    =============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital
                                                            Guardian Growth
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,227,880)   $  (4,245,065)
 Net realized gain (loss) on investments .........      9,479,341       (1,210,597)
 Change in unrealized appreciation
  (depreciation) of investments ..................     10,004,790       24,889,815
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     13,256,251       19,434,153
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     81,287,806       87,992,414
  Transfers between funds including
   guaranteed interest account, net ..............      6,319,263       19,690,224
  Transfers for contract benefits and
   terminations ..................................    (38,489,374)     (28,801,435)
  Contract maintenance charges ...................     (2,813,497)      (1,765,151)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     46,304,198       77,116,052
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,386)        (308,849)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     59,558,063       96,241,356
Net Assets -- Beginning of Period ................    380,737,524      284,496,168
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 440,295,587    $ 380,737,524
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,528           12,560
 Units Redeemed ..................................         (5,733)          (5,733)
                                                    -------------    -------------
 Net Increase (Decrease) .........................          3,795            6,827
                                                    =============    =============



                                                               EQ/Capital                     EQ/Caywood-Scholl
                                                          Guardian Research (d)                High Yield Bond
                                                   ----------------------------------- --------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (2,078,747)   $  (6,392,735)    $  7,563,864    $  4,562,204
 Net realized gain (loss) on investments .........       93,236,134       38,105,565          280,475         (69,222)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (150,182,401)      40,185,473       (6,865,010)        634,642
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      (59,025,014)      71,898,303          979,329       5,127,624
                                                     --------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       48,042,371       58,825,844       36,618,753      45,138,444
  Transfers between funds including
   guaranteed interest account, net ..............      892,249,902      (28,032,531)      10,435,491      23,068,894
  Transfers for contract benefits and
   terminations ..................................     (114,835,109)     (63,530,054)      (6,909,561)     (2,756,331)
  Contract maintenance charges ...................       (8,780,504)      (4,542,306)        (993,955)       (384,546)
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      816,676,660      (37,279,047)      39,150,728      65,066,461
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          161,583         (205,845)             (42)        (55,059)
                                                     --------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................      757,813,229       34,413,411       40,130,015      70,139,026
Net Assets -- Beginning of Period ................      739,557,953      705,144,542      103,374,877      33,235,851
                                                     --------------    -------------     ------------    ------------
Net Assets -- End of Period ......................   $1,497,371,182    $ 739,557,953     $143,504,892    $103,374,877
                                                     ==============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           74,931            8,745            9,466           9,217
 Units Redeemed ..................................          (17,915)         (11,891)          (3,785)         (2,385)
                                                     --------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................           57,016           (3,146)           5,681           6,832
                                                     ==============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Davis New
                                                           York Venture (a)
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,601,399)    $   (14,345)
 Net realized gain (loss) on investments .........      3,108,761          80,839
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,538,345)      1,880,257
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................        (30,983)      1,946,751
                                                     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,833,888      26,696,036
  Transfers between funds including
   guaranteed interest account, net ..............     85,354,705      33,032,571
  Transfers for contract benefits and
   terminations ..................................     (7,097,003)       (347,727)
  Contract maintenance charges ...................       (941,691)        (26,873)
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    213,149,899      59,354,007
                                                     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (39)      3,000,982
                                                     ------------     -----------
Increase (Decrease) in Net Assets ................    213,118,877      64,301,740
Net Assets -- Beginning of Period ................     64,301,740              --
                                                     ------------     -----------
Net Assets -- End of Period ......................   $277,420,617     $64,301,740
                                                     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         21,573           6,192
 Units Redeemed ..................................         (2,471)           (561)
                                                     ------------     -----------
 Net Increase (Decrease) .........................         19,102           5,631
                                                     ============     ===========



                                                                                                  EQ/Evergreen
                                                            EQ/Equity 500 Index                International Bond
                                                   ------------------------------------- -------------------------------
                                                          2007               2006              2007            2006
                                                   ------------------ ------------------ ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (2,430,789)    $    1,601,536     $  2,476,493    $   (441,372)
 Net realized gain (loss) on investments .........      115,413,902         79,581,408        1,619,880         109,342
 Change in unrealized appreciation
  (depreciation) of investments ..................      (55,926,961)       116,669,406        5,870,675       1,728,670
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................       57,056,152        197,852,350        9,967,048       1,396,640
                                                     --------------     --------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      117,566,722        133,555,865       42,372,676      37,714,007
  Transfers between funds including
   guaranteed interest account, net ..............      (71,345,475)       (98,517,620)      68,191,027      37,608,945
  Transfers for contract benefits and
   terminations ..................................     (155,335,344)      (118,995,414)      (5,474,549)     (1,956,225)
  Contract maintenance charges ...................      (11,768,154)       (10,541,003)        (848,078)       (198,829)
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (120,882,251)       (94,498,172)     104,241,076      73,167,898
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (49,140)           688,439              (17)         (4,221)
                                                     --------------     --------------     ------------    ------------
Increase (Decrease) in Net Assets ................      (63,875,239)       104,042,617      114,208,107      74,560,317
Net Assets -- Beginning of Period ................    1,641,217,452      1,537,174,835       85,871,998      11,311,681
                                                     --------------     --------------     ------------    ------------
Net Assets -- End of Period ......................   $1,577,342,213     $1,641,217,452     $200,080,105    $ 85,871,998
                                                     ==============     ==============     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           10,400             18,173           12,715           9,839
 Units Redeemed ..................................          (12,689)           (17,923)          (2,657)         (2,361)
                                                     --------------     --------------     ------------    ------------
 Net Increase (Decrease) .........................           (2,289)               250           10,058           7,478
                                                     ==============     ==============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Evergreen Omega
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,229,322)   $   1,004,678
 Net realized gain (loss) on investments .........     14,531,813       16,184,346
 Change in unrealized appreciation
  (depreciation) of investments ..................       (317,278)     (11,036,158)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,985,213        6,152,866
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     18,111,345       12,723,275
  Transfers between funds including
   guaranteed interest account, net ..............     18,096,362      (15,078,174)
  Transfers for contract benefits and
   terminations ..................................    (12,051,857)      (8,669,166)
  Contract maintenance charges ...................     (1,313,436)      (1,180,193)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     22,842,414      (12,204,258)
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (422)        (138,108)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     34,827,205       (6,189,500)
Net Assets -- Beginning of Period ................    141,717,414      147,906,914
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 176,544,619    $ 141,717,414
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          6,147            2,916
 Units Redeemed ..................................         (4,521)          (4,438)
                                                    -------------    -------------
 Net Increase (Decrease) .........................          1,626           (1,522)
                                                    =============    =============



                                                              EQ/FI Mid Cap                 EQ/Franklin Income (a)
                                                   ----------------------------------- --------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (15,351,363)   $  17,078,450    $  11,493,316    $    445,815
 Net realized gain (loss) on investments .........      177,355,115       69,676,844        5,513,796          27,122
 Change in unrealized appreciation
  (depreciation) of investments ..................      (99,558,417)       1,200,281      (27,348,192)      2,452,651
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................       62,445,335       87,955,575      (10,341,080)      2,925,588
                                                     --------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      115,889,468      145,168,636      237,227,754      39,824,199
  Transfers between funds including
   guaranteed interest account, net ..............      (43,777,381)     (52,999,671)     270,963,723      91,180,187
  Transfers for contract benefits and
   terminations ..................................      (79,876,311)     (51,334,130)     (26,252,919)       (736,447)
  Contract maintenance charges ...................       (8,555,184)      (6,922,222)      (2,650,387)        (72,481)
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (16,319,408)      33,912,613      479,288,171     130,195,458
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (5,275)         (47,216)             (79)      3,002,810
                                                     --------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................       46,120,652      121,820,972      468,947,012     136,123,856
Net Assets -- Beginning of Period ................      989,704,425      867,883,453      136,123,856              --
                                                     --------------    -------------    -------------    ------------
Net Assets -- End of Period ......................   $1,035,825,077    $ 989,704,425    $ 605,070,868    $136,123,856
                                                     ==============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           10,091           20,292           51,409          13,284
 Units Redeemed ..................................          (11,835)         (18,775)          (6,727)           (527)
                                                     --------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................           (1,744)           1,517           44,682          12,757
                                                     ==============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Franklin Small
                                                            Cap Value (a)
                                                   -------------------------------
                                                         2007            2006
                                                   --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (493,776)    $    (3,966)
 Net realized gain (loss) on investments .........       891,688          42,739
 Change in unrealized appreciation
  (depreciation) of investments ..................    (8,707,855)        553,885
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................    (8,309,943)        592,658
                                                    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    42,643,971       7,466,680
  Transfers between funds including
   guaranteed interest account, net ..............     9,535,218       8,271,638
  Transfers for contract benefits and
   terminations ..................................    (1,661,701)        (40,544)
  Contract maintenance charges ...................      (266,104)         (7,407)
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    50,251,384      15,690,367
                                                    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --       2,999,909
                                                    ------------     -----------
Increase (Decrease) in Net Assets ................    41,941,441      19,282,934
Net Assets -- Beginning of Period ................    19,282,934              --
                                                    ------------     -----------
Net Assets -- End of Period ......................  $ 61,224,375     $19,282,934
                                                    ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         6,927           1,617
 Units Redeemed ..................................        (2,424)           (136)
                                                    ------------     -----------
 Net Increase (Decrease) .........................         4,503           1,481
                                                    ============     ===========



                                                    EQ/Franklin Templeton          EQ/GAMCO Mergers
                                                    Founding Strategy (b)          and Acquisitions
                                                   ----------------------- --------------------------------
                                                             2007                2007             2006
                                                   ----------------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................      $   7,140,840        $   (834,621)   $  2,661,745
 Net realized gain (loss) on investments .........           (994,457)          7,456,848       1,078,114
 Change in unrealized appreciation
  (depreciation) of investments ..................        (26,905,825)         (5,768,786)      1,845,019
                                                        -------------        ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................        (20,759,442)            853,441       5,584,878
                                                        -------------        ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        573,405,440          34,611,090      32,023,361
  Transfers between funds including
   guaranteed interest account, net ..............        249,266,273          15,605,530      26,861,707
  Transfers for contract benefits and
   terminations ..................................         (8,095,879)         (4,804,492)     (1,789,788)
  Contract maintenance charges ...................           (603,954)           (933,725)       (366,815)
                                                        -------------        ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        813,971,880          44,478,403      56,728,465
                                                        -------------        ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            199,999              99,989         (47,360)
                                                        -------------        ------------    ------------
Increase (Decrease) in Net Assets ................        793,412,437          45,431,833      62,265,983
Net Assets -- Beginning of Period ................                  -          86,537,909      24,271,926
                                                        -------------        ------------    ------------
Net Assets -- End of Period ......................      $ 793,412,437        $131,969,742    $ 86,537,909
                                                        =============        ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................             85,911               5,603           7,367
 Units Redeemed ..................................             (2,460)             (1,892)         (2,212)
                                                        -------------        ------------    ------------
 Net Increase (Decrease) .........................             83,451               3,711           5,155
                                                        =============        ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GAMCO Small
                                                             Company Value
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,716,987)    $    308,397
 Net realized gain (loss) on investments .........     28,644,152       11,759,479
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,392,804)      16,610,542
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     18,534,361       28,678,418
                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,160,984       75,028,840
  Transfers between funds including
   guaranteed interest account, net ..............     94,223,934       19,086,622
  Transfers for contract benefits and
   terminations ..................................    (18,318,916)      (7,147,502)
  Contract maintenance charges ...................     (2,975,379)      (1,207,974)
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    208,090,623       85,759,986
                                                    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         99,996          (66,485)
                                                    -------------     ------------
Increase (Decrease) in Net Assets ................    226,724,980      114,371,919
Net Assets -- Beginning of Period ................    243,856,851      129,484,932
                                                    -------------     ------------
Net Assets -- End of Period ......................  $ 470,581,831     $243,856,851
                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,458            6,426
 Units Redeemed ..................................         (2,753)          (3,068)
                                                    -------------     ------------
 Net Increase (Decrease) .........................          6,705            3,358
                                                    =============     ============



                                                   EQ/International ETF (a)      EQ/International Growth
                                                   ------------------------- -------------------------------
                                                       2007         2006           2007            2006
                                                   ------------ ------------ ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   60,919   $   45,975    $ (1,187,347)   $   (115,762)
 Net realized gain (loss) on investments .........      20,344           --      18,033,828       2,077,935
 Change in unrealized appreciation
  (depreciation) of investments ..................     279,135      297,484         326,276       7,914,167
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     360,398      343,459      17,172,757       9,876,340
                                                    ----------   ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........          --           --      65,008,893      35,681,429
  Transfers between funds including
   guaranteed interest account, net ..............          --           --      80,380,411      23,884,666
  Transfers for contract benefits and
   terminations ..................................          --           --      (7,522,680)     (1,367,661)
  Contract maintenance charges ...................          --           --      (1,136,646)       (255,472)
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................          --           --     136,729,978      57,942,962
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          --    3,000,000             (17)        (36,647)
                                                    ----------   ----------    ------------    ------------
Increase (Decrease) in Net Assets ................     360,398    3,343,459     153,902,718      67,782,655
Net Assets -- Beginning of Period ................   3,343,459           --      83,836,238      16,053,583
                                                    ----------   ----------    ------------    ------------
Net Assets -- End of Period ......................  $3,703,857   $3,343,459    $237,738,956    $ 83,836,238
                                                    ==========   ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          --           --          14,739           7,894
 Units Redeemed ..................................          --           --          (4,434)         (3,192)
                                                    ----------   ----------    ------------    ------------
 Net Increase (Decrease) .........................          --           --          10,305           4,702
                                                    ==========   ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/JPMorgan
                                                                 Core Bond
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   36,992,085     $   35,547,339
 Net realized gain (loss) on investments .........       (1,384,245)        (1,729,632)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (15,337,364)        (2,523,222)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       20,270,476         31,294,485
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      111,814,271        141,866,848
  Transfers between funds including
   guaranteed interest account, net ..............       12,407,294          2,628,188
  Transfers for contract benefits and
   terminations ..................................     (125,039,236)       (97,452,452)
  Contract maintenance charges ...................       (9,052,018)        (7,746,262)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (9,869,689)        39,296,322
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (15,725)          (263,794)
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................       10,385,062         70,327,013
Net Assets -- Beginning of Period ................    1,261,096,921      1,190,769,908
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,271,481,983     $1,261,096,921
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           15,903              5,347
 Units Redeemed ..................................          (15,097)            (9,117)
                                                     --------------     --------------
 Net Increase (Decrease) .........................              806             (3,770)
                                                     ==============     ==============



                                                              EQ/JPMorgan                       EQ/Legg Mason
                                                          Value Opportunities                   Value Equity
                                                   ---------------------------------- ---------------------------------
                                                          2007             2006             2007             2006
                                                   ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      (594,482)  $  13,373,416    $  (2,845,557)    $ (1,637,785)
 Net realized gain (loss) on investments .........       94,004,642      30,299,196        6,960,177          (41,403)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (103,900,210)     36,394,367      (18,747,929)      14,040,673
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      (10,490,050)     80,066,979      (14,633,309)      12,361,485
                                                    ---------------   -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       33,789,166      20,256,775       40,646,668       88,810,281
  Transfers between funds including
   guaranteed interest account, net ..............      (30,654,913)    (16,528,736)     (12,553,838)      56,159,095
  Transfers for contract benefits and
   terminations ..................................      (63,195,761)    (56,698,370)      (8,727,650)      (5,563,770)
  Contract maintenance charges ...................       (2,543,075)     (2,267,718)      (1,637,542)        (566,131)
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (62,604,583)    (55,238,049)      17,727,638      138,839,475
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,955)       (229,450)             (15)          (8,889)
                                                    ---------------   -------------    -------------     ------------
Increase (Decrease) in Net Assets ................      (73,099,588)     24,599,480        3,094,314      151,192,071
Net Assets -- Beginning of Period ................      493,250,071     468,650,591      180,566,572       29,374,501
                                                    ---------------   -------------    -------------     ------------
Net Assets -- End of Period ......................  $   420,150,483   $ 493,250,071    $ 183,660,886     $180,566,572
                                                    ===============   =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            4,550          29,523            4,986           16,883
 Units Redeemed ..................................           (8,344)        (23,855)          (3,408)          (3,516)
                                                    ---------------   -------------    -------------     ------------
 Net Increase (Decrease) .........................           (3,794)          5,668            1,578           13,367
                                                    ===============   =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Long Term Bond
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,933,011    $  2,237,573
 Net realized gain (loss) on investments .........       (530,683)       (588,633)
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,827,867        (837,876)
                                                     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      6,230,195         811,064
                                                     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     19,023,154      22,426,287
  Transfers between funds including
   guaranteed interest account, net ..............     12,350,753      19,837,785
  Transfers for contract benefits and
   terminations ..................................     (5,506,029)     (2,359,220)
  Contract maintenance charges ...................       (747,250)       (417,278)
                                                     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     25,120,628      39,487,574
                                                     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (49,390)
                                                     ------------    ------------
Increase (Decrease) in Net Assets ................     31,350,823      40,249,248
Net Assets -- Beginning of Period ................     83,305,631      43,056,383
                                                     ------------    ------------
Net Assets -- End of Period ......................   $114,656,454    $ 83,305,631
                                                     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,557           7,511
 Units Redeemed ..................................         (4,873)         (3,451)
                                                     ------------    ------------
 Net Increase (Decrease) .........................          2,684           4,060
                                                     ============    ============



                                                            EQ/Lord Abbett                   EQ/Lord Abbett
                                                           Growth and Income                 Large Cap Core
                                                   --------------------------------- -------------------------------
                                                         2007             2006             2007            2006
                                                   ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (501,314)    $   (104,692)   $   (403,400)   $    (59,533)
 Net realized gain (loss) on investments .........     12,151,925        3,320,228       5,496,227         832,244
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,920,319)       9,526,751         212,541       3,540,588
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      2,730,292       12,742,287       5,305,368       4,313,299
                                                    -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     30,910,383       43,190,154      16,067,399      17,413,949
  Transfers between funds including
   guaranteed interest account, net ..............     (9,982,533)      51,826,356      11,520,031       9,159,289
  Transfers for contract benefits and
   terminations ..................................    (10,470,126)      (3,850,410)     (3,527,075)     (2,014,574)
  Contract maintenance charges ...................     (1,167,373)        (490,890)       (508,010)       (246,318)
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      9,290,351       90,675,210      23,552,345      24,312,346
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (43,932)             --         (52,730)
                                                    -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     12,020,643      103,373,565      28,857,713      28,572,915
Net Assets -- Beginning of Period ................    139,173,105       35,799,540      53,184,650      24,611,735
                                                    -------------     ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 151,193,748     $139,173,105    $ 82,042,363    $ 53,184,650
                                                    =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          4,513           11,450           3,381           3,182
 Units Redeemed ..................................         (3,769)          (3,451)         (1,505)           (975)
                                                    -------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................            744            7,999           1,876           2,207
                                                    =============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett
                                                             Mid Cap Value                     EQ/Marsico Focus
                                                   --------------------------------- -------------------------------------
                                                         2007             2006              2007               2006
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,672,202)    $   (417,271)    $  (22,776,187)    $  (10,228,445)
 Net realized gain (loss) on investments .........     31,557,447        3,592,360        236,799,514         72,061,267
 Change in unrealized appreciation
  (depreciation) of investments ..................    (37,151,529)      16,589,759         (7,038,803)        52,234,685
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     (8,266,284)      19,764,848        206,984,524        114,067,507
                                                    -------------     ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     80,614,716       85,500,253        230,174,261        298,064,717
  Transfers between funds including
   guaranteed interest account, net ..............     24,758,315       15,550,990        (31,417,755)        35,899,031
  Transfers for contract benefits and
   terminations ..................................    (12,908,381)      (5,521,878)      (126,245,484)       (73,745,184)
  Contract maintenance charges ...................     (2,273,152)      (1,042,015)       (14,839,784)       (11,129,440)
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     90,191,498       94,487,350         57,671,238        249,089,124
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (52,303)            (7,221)           397,641
                                                    -------------     ------------     --------------     --------------
Increase (Decrease) in Net Assets ................     81,925,214      114,199,895        264,648,541        363,554,272
Net Assets -- Beginning of Period ................    219,480,002      105,280,107      1,645,211,301      1,281,657,029
                                                    -------------     ------------     --------------     --------------
Net Assets -- End of Period ......................  $ 301,405,216     $219,480,002     $1,909,859,842     $1,645,211,301
                                                    =============     ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         12,288           12,854             18,999             40,672
 Units Redeemed ..................................         (5,438)          (4,521)           (14,270)           (20,703)
                                                    -------------     ------------     --------------     --------------
 Net Increase (Decrease) .........................          6,850            8,333              4,729             19,969
                                                    =============     ============     ==============     ==============



                                                             EQ/Money Market
                                                   -----------------------------------
                                                          2007              2006
                                                   ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    23,246,551   $    16,761,959
 Net realized gain (loss) on investments .........         (211,185)         (929,628)
 Change in unrealized appreciation
  (depreciation) of investments ..................          222,973         1,036,353
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       23,258,339        16,868,684
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      459,390,401       308,162,362
  Transfers between funds including
   guaranteed interest account, net ..............      256,278,645        38,161,683
  Transfers for contract benefits and
   terminations ..................................     (495,059,766)     (230,794,379)
  Contract maintenance charges ...................       (5,120,378)       (2,958,951)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      215,488,902       112,570,715
                                                    ---------------   ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           14,278          (286,715)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      238,761,519       129,152,684
Net Assets -- Beginning of Period ................      612,761,188       483,608,504
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   851,522,707   $   612,761,188
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           73,489            92,844
 Units Redeemed ..................................          (61,353)          (83,926)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................           12,136             8,918
                                                    ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Montag &
                                                           Caldwell Growth
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (510,000)    $  (331,596)
 Net realized gain (loss) on investments .........      1,724,061         547,727
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,944,169       1,556,349
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      7,158,230       1,772,480
                                                     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     11,709,118       8,179,389
  Transfers between funds including
   guaranteed interest account, net ..............     55,312,746        (211,939)
  Transfers for contract benefits and
   terminations ..................................     (3,261,364)       (973,238)
  Contract maintenance charges ...................       (373,381)       (206,899)
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     63,387,119       6,787,313
                                                     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (74,907)
                                                     ------------     -----------
Increase (Decrease) in Net Assets ................     70,545,349       8,484,886
Net Assets -- Beginning of Period ................     30,136,117      21,651,231
                                                     ------------     -----------
Net Assets -- End of Period ......................   $100,681,466     $30,136,117
                                                     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         14,727           4,221
 Units Redeemed ..................................         (2,510)         (2,474)
                                                     ------------     -----------
 Net Increase (Decrease) .........................         12,217           1,747
                                                     ============     ===========



                                                                                              EQ/Oppenheimer
                                                         EQ/Mutual Shares (a)                   Global (a)
                                                   --------------------------------- --------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,133,571)    $    (68,595)    $   (670,358)    $   (27,691)
 Net realized gain (loss) on investments .........      3,865,724           35,029        2,120,164          33,909
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,039,783)       4,369,256       (1,198,545)      1,332,000
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (9,307,630)       4,335,690          251,261       1,338,218
                                                    -------------     ------------     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    169,234,897       28,257,871       56,803,015       8,196,812
  Transfers between funds including
   guaranteed interest account, net ..............    123,656,655       52,107,423       37,905,119      10,850,420
  Transfers for contract benefits and
   terminations ..................................    (12,293,363)        (557,065)      (2,231,694)        (96,165)
  Contract maintenance charges ...................     (1,626,668)         (42,919)        (313,754)         (5,174)
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    278,971,521       79,765,310       92,162,686      18,945,893
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (43)      20,001,435              (16)      7,999,910
                                                    -------------     ------------     ------------     -----------
Increase (Decrease) in Net Assets ................    269,663,848      104,102,435       92,413,931      28,284,021
Net Assets -- Beginning of Period ................    104,102,435               --       28,284,021              --
                                                    -------------     ------------     ------------     -----------
Net Assets -- End of Period ......................  $ 373,766,283     $104,102,435     $120,697,952     $28,284,021
                                                    =============     ============     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         30,452            8,040            8,995           1,864
 Units Redeemed ..................................         (5,331)            (326)          (1,103)           (108)
                                                    -------------     ------------     ------------     -----------
 Net Increase (Decrease) .........................         25,121            7,714            7,892           1,756
                                                    =============     ============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Oppenheimer                  EQ/Oppenheimer
                                                     Main Street Opportunity (a)      Main Street Small Cap (a)
                                                   ------------------------------- -------------------------------
                                                         2007            2006            2007            2006
                                                   --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (163,878)    $   106,477    $   (601,043)    $    48,877
 Net realized gain (loss) on investments .........     2,788,609          10,462       1,112,009          11,454
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,875,869)        948,198      (5,108,656)      1,029,959
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      (251,138)      1,065,137      (4,597,690)      1,090,290
                                                    ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    18,510,013       3,568,479      33,472,851       5,807,735
  Transfers between funds including
   guaranteed interest account, net ..............    13,290,476       4,319,318      23,744,238       3,684,057
  Transfers for contract benefits and
   terminations ..................................    (1,167,130)       (119,647)     (1,970,130)         (9,538)
  Contract maintenance charges ...................      (150,501)         (4,866)       (213,438)         (1,382)
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    30,482,858       7,763,284      55,033,521       9,480,872
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --       9,999,903              --       9,999,981
                                                    ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    30,231,720      18,828,324      50,435,831      20,571,143
Net Assets -- Beginning of Period ................    18,828,324              --      20,571,143              --
                                                    ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................  $ 49,060,044     $18,828,324    $ 71,006,974     $20,571,143
                                                    ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         3,606             779           6,126             934
 Units Redeemed ..................................          (937)            (53)         (1,380)            (66)
                                                    ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................         2,669             726           4,746             868
                                                    ============     ===========    ============     ===========



                                                               EQ/PIMCO
                                                             Real Return
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,847,847    $   8,238,862
 Net realized gain (loss) on investments .........      3,829,324       (1,120,384)
 Change in unrealized appreciation
  (depreciation) of investments ..................     28,562,465       (9,769,342)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     38,239,636       (2,650,864)
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     79,109,648      125,385,505
  Transfers between funds including
   guaranteed interest account, net ..............     88,930,409       42,455,706
  Transfers for contract benefits and
   terminations ..................................    (20,859,358)     (11,096,209)
  Contract maintenance charges ...................     (2,950,283)      (1,442,063)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    144,230,416      155,302,939
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         99,653          (30,899)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................    182,569,705      152,621,176
Net Assets -- Beginning of Period ................    304,380,793      151,759,617
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 486,950,498    $ 304,380,793
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         25,813           26,045
 Units Redeemed ..................................        (11,343)         (10,221)
                                                    -------------    -------------
 Net Increase (Decrease) .........................         14,470           15,824
                                                    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Short                         EQ/Small
                                                            Duration Bond                    Company Index
                                                   ------------------------------- ---------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  2,148,882    $  1,275,010    $    (785,522)   $    (460,973)
 Net realized gain (loss) on investments .........       954,551         795,589       57,778,402       41,597,429
 Change in unrealized appreciation
  (depreciation) of investments ..................      (412,042)       (674,697)     (71,918,814)      20,025,443
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     2,691,391       1,395,902      (14,925,934)      61,161,899
                                                    ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    17,276,944      23,322,093       57,163,322       73,200,232
  Transfers between funds including
   guaranteed interest account, net ..............     7,351,269      21,868,111      (32,828,333)       4,284,882
  Transfers for contract benefits and
   terminations ..................................    (5,974,974)     (4,930,007)     (36,399,028)     (24,584,006)
  Contract maintenance charges ...................      (514,672)       (288,168)      (3,782,262)      (2,952,262)
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    18,138,567      39,972,029      (15,846,301)      49,948,846
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        80,116         (56,326)          (2,322)         (78,562)
                                                    ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    20,910,074      41,311,605      (30,774,557)     111,032,183
Net Assets -- Beginning of Period ................    59,883,044      18,571,439      475,466,872      364,434,689
                                                    ------------    ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 80,793,118    $ 59,883,044    $ 444,692,315    $ 475,466,872
                                                    ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         7,585          10,328            5,902           12,308
 Units Redeemed ..................................        (5,817)         (6,318)          (6,674)          (8,553)
                                                    ------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         1,768           4,010             (772)           3,755
                                                    ============    ============    =============    =============



                                                           EQ/T. Rowe Price
                                                           Growth Stock (e)
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,277,057)   $     (765,677)
 Net realized gain (loss) on investments .........     24,486,444           417,258
 Change in unrealized appreciation
  (depreciation) of investments ..................    (25,648,683)       (2,505,475)
                                                    -------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     (3,439,296)       (2,853,894)
                                                    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     23,853,471        19,740,981
  Transfers between funds including
   guaranteed interest account, net ..............    236,913,422       (10,410,077)
  Transfers for contract benefits and
   terminations ..................................    (16,236,193)       (1,846,174)
  Contract maintenance charges ...................     (1,332,712)         (356,757)
                                                    -------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    243,197,988         7,127,973
                                                    -------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         17,686           (98,194)
                                                    -------------    --------------
Increase (Decrease) in Net Assets ................    239,776,378         4,175,885
Net Assets -- Beginning of Period ................     51,295,715        47,119,830
                                                    -------------    --------------
Net Assets -- End of Period ......................  $ 291,072,093    $   51,295,715
                                                    =============    ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         16,936             2,293
 Units Redeemed ..................................         (2,262)           (1,758)
                                                    -------------    --------------
 Net Increase (Decrease) .........................         14,674               535
                                                    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Templeton Growth (a)
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,911,943)    $   (63,999)
 Net realized gain (loss) on investments .........      3,536,098          72,643
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,014,476)      2,409,867
                                                    -------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (5,390,321)      2,418,511
                                                    -------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,146,323      23,602,090
  Transfers between funds including
   guaranteed interest account, net ..............     97,981,466      41,626,913
  Transfers for contract benefits and
   terminations ..................................    (10,373,599)       (485,816)
  Contract maintenance charges ...................     (1,272,154)        (39,508)
                                                    -------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    221,482,036      64,703,679
                                                    -------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (45)      3,000,770
                                                    -------------     -----------
Increase (Decrease) in Net Assets ................    216,091,670      70,122,960
Net Assets -- Beginning of Period ................     70,122,960              --
                                                    -------------     -----------
Net Assets -- End of Period ......................  $ 286,214,630     $70,122,960
                                                    =============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         23,623           6,609
 Units Redeemed ..................................         (3,676)           (389)
                                                    -------------     -----------
 Net Increase (Decrease) .........................         19,947           6,220
                                                    =============     ===========



                                                      EQ/UBS Growth and Income          EQ/Van Kampen Comstock
                                                   ------------------------------- --------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (521,621)   $   (307,981)   $     423,457    $  2,930,597
 Net realized gain (loss) on investments .........     4,179,584       1,364,045       18,648,767       2,814,607
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,590,749)      5,780,182      (32,146,462)     20,800,049
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      (932,786)      6,836,246      (13,074,238)     26,545,253
                                                    ------------    ------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    20,770,619      22,469,649       69,517,617     100,478,408
  Transfers between funds including
   guaranteed interest account, net ..............      (834,027)      8,159,032       (9,510,659)     40,420,322
  Transfers for contract benefits and
   terminations ..................................    (4,420,849)     (2,144,881)     (14,799,789)     (5,978,972)
  Contract maintenance charges ...................      (678,483)       (370,507)      (2,425,684)     (1,158,207)
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    14,837,260      28,113,293       42,781,485     133,761,551
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --         (85,247)             (21)        (43,706)
                                                    ------------    ------------    -------------    ------------
Increase (Decrease) in Net Assets ................    13,904,474      34,864,292       29,707,226     160,263,098
Net Assets -- Beginning of Period ................    70,592,857      35,728,565      259,641,835      99,378,737
                                                    ------------    ------------    -------------    ------------
Net Assets -- End of Period ......................  $ 84,497,331    $ 70,592,857    $ 289,349,061    $259,641,835
                                                    ============    ============    =============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         7,374           8,472            7,869          16,196
 Units Redeemed ..................................        (3,934)         (3,257)          (4,366)         (3,911)
                                                    ------------    ------------    -------------    ------------
 Net Increase (Decrease) .........................         3,440           5,215            3,503          12,285
                                                    ============    ============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Van Kampen
                                                          Emerging Markets Equity
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (19,088,257)    $   (8,126,472)
 Net realized gain (loss) on investments .........      446,664,476        164,112,415
 Change in unrealized appreciation
  (depreciation) of investments ..................        7,510,616         85,184,589
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      435,086,835        241,170,532
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      239,698,333        214,535,289
  Transfers between funds including
   guaranteed interest account, net ..............       20,394,939         22,946,486
  Transfers for contract benefits and
   terminations ..................................      (92,112,067)       (44,912,333)
  Contract maintenance charges ...................      (10,268,253)        (5,509,005)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      157,712,952        187,060,437
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,056)            30,392
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................      592,795,731        428,261,361
Net Assets -- Beginning of Period ................    1,034,662,335        606,400,974
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,627,458,066     $1,034,662,335
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           20,750             34,839
 Units Redeemed ..................................          (15,196)           (26,149)
                                                     --------------     --------------
 Net Increase (Decrease) .........................            5,554              8,690
                                                     ==============     ==============



                                                             EQ/Van Kampen               EQ/Van Kampen
                                                            Mid Cap Growth            Real Estate (c ) (g)
                                                   --------------------------------- ---------------------
                                                         2007             2006                2007
                                                   ---------------- ---------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,224,184)    $   (813,171)      $   1,071,250
 Net realized gain (loss) on investments .........     21,157,345        2,340,262           7,562,359
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,739,869        4,666,673         (53,491,083)
                                                    -------------     ------------       -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,673,030        6,193,764         (44,857,474)
                                                    -------------     ------------       -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     66,008,687       56,908,087          27,648,694
  Transfers between funds including
   guaranteed interest account, net ..............    113,561,380       17,867,191         479,842,930
  Transfers for contract benefits and
   terminations ..................................    (10,270,623)      (2,978,948)         (9,756,305)
  Contract maintenance charges ...................     (1,551,753)        (452,037)         (1,620,650)
                                                    -------------     ------------       -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    167,747,691       71,344,293         496,114,669
                                                    -------------     ------------       -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (52,168)            200,000
                                                    -------------     ------------       -------------
Increase (Decrease) in Net Assets ................    198,420,721       77,485,889         451,457,195
Net Assets -- Beginning of Period ................    120,410,892       42,925,003                  --
                                                    -------------     ------------       -------------
Net Assets -- End of Period ......................  $ 318,831,613     $120,410,892       $ 451,457,195
                                                    =============     ============       =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         13,520            8,786              59,830
 Units Redeemed ..................................         (2,703)          (3,212)             (5,355)
                                                    -------------     ------------       -------------
 Net Increase (Decrease) .........................         10,817            5,574              54,475
                                                    =============     ============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                           International Core
                                                   -----------------------------------
                                                          2007              2006
                                                   ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (11,099,081)   $    (850,349)
 Net realized gain (loss) on investments .........      281,548,796       94,007,542
 Change in unrealized appreciation
  (depreciation) of investments ..................     (143,168,641)      45,518,408
                                                     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      127,281,074      138,675,601
                                                     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       82,354,390      161,646,233
  Transfers between funds including
   guaranteed interest account, net ..............      (75,301,686)        (605,943)
  Transfers for contract benefits and
   terminations ..................................      (75,816,636)     (48,042,906)
  Contract maintenance charges ...................       (8,118,467)      (6,095,816)
                                                     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (76,882,399)     106,901,568
                                                     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (7,110)         (23,323)
                                                     --------------    -------------
Increase (Decrease) in Net Assets ................       50,391,565      245,553,846
Net Assets -- Beginning of Period ................      973,970,848      728,417,002
                                                     --------------    -------------
Net Assets -- End of Period ......................   $1,024,362,413    $ 973,970,848
                                                     ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            8,052           24,184
 Units Redeemed ..................................          (13,162)         (17,508)
                                                     --------------    -------------
 Net Increase (Decrease) .........................           (5,110)           6,676
                                                     ==============    =============



                                                              MarketPLUS                        MarketPLUS
                                                            Large Cap Core                   Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (934,831)   $  (1,796,290)   $  (3,115,637)   $  (3,878,114)
 Net realized gain (loss) on investments .........     67,447,660        6,569,821       14,111,167        3,594,117
 Change in unrealized appreciation
  (depreciation) of investments ..................    (59,398,695)      25,655,767       25,048,213       15,908,179
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      7,114,134       30,429,298       36,043,743       15,624,182
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     10,302,391       11,886,229       29,398,855       19,421,668
  Transfers between funds including
   guaranteed interest account, net ..............    (19,399,231)     (19,417,771)      63,462,388      (10,049,759)
  Transfers for contract benefits and
   terminations ..................................    (39,046,480)     (29,043,979)     (33,664,941)     (26,870,694)
  Contract maintenance charges ...................     (1,590,512)      (1,568,044)      (1,660,190)      (1,337,952)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (49,733,832)     (38,143,565)      57,536,112      (18,836,737)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (14,102)          21,946           (6,023)        (218,446)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (42,633,800)      (7,692,321)      93,573,832       (3,431,001)
Net Assets -- Beginning of Period ................    286,504,304      294,196,625      270,014,473      273,445,472
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 243,870,504    $ 286,504,304    $ 363,588,305    $ 270,014,471
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          1,691            2,250            8,416            4,249
 Units Redeemed ..................................         (6,258)          (6,261)          (4,572)          (5,398)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (4,567)          (4,011)           3,844           (1,149)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                             Mid Cap Value
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (4,610,290)  $  (9,965,435)
 Net realized gain (loss) on investments .........      260,539,525     113,397,988
 Change in unrealized appreciation
  (depreciation) of investments ..................     (277,118,388)    (10,969,222)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................      (21,189,153)     92,463,331
                                                    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       72,453,587     116,403,003
  Transfers between funds including
   guaranteed interest account, net ..............     (105,491,837)    (33,635,684)
  Transfers for contract benefits and
   terminations ..................................      (75,035,606)    (52,127,453)
  Contract maintenance charges ...................       (7,592,654)     (6,649,502)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (115,666,510)     23,990,364
                                                    ---------------   -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (6,127)       (270,837)
                                                    ---------------   -------------
Increase (Decrease) in Net Assets ................     (136,861,790)    116,182,858
Net Assets -- Beginning of Period ................      948,871,233     832,688,375
                                                    ---------------   -------------
Net Assets -- End of Period ......................  $   812,009,443   $ 948,871,233
                                                    ===============   =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            5,715          16,513
 Units Redeemed ..................................          (12,143)        (14,436)
                                                    ---------------   -------------
 Net Increase (Decrease) .........................           (6,428)          2,077
                                                    ===============   =============



                                                             Multimanager                      Multimanager
                                                           Aggressive Equity                     Core Bond
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,993,654)   $  (1,916,467)   $  17,362,876    $  17,065,188
 Net realized gain (loss) on investments .........      7,992,369        2,455,423       (4,088,282)      (3,228,993)
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,935,319        3,774,787       17,212,374          531,953
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,934,034        4,313,743       30,486,968       14,368,148
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     15,553,578       23,894,914       37,696,538       59,159,269
  Transfers between funds including
   guaranteed interest account, net ..............    (17,886,983)      (3,912,149)      (3,279,239)      (4,815,279)
  Transfers for contract benefits and
   terminations ..................................    (13,188,187)     (11,334,834)     (56,661,798)     (43,702,823)
  Contract maintenance charges ...................       (935,087)        (803,940)      (5,397,440)      (5,024,568)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (16,456,679)       7,843,991      (27,641,939)       5,616,599
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (190,880)          (4,366)        (146,797)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (4,522,645)      11,966,854        2,840,663       19,837,950
Net Assets -- Beginning of Period ................    139,332,453      127,365,599      651,223,813      631,385,863
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 134,809,808    $ 139,332,453    $ 654,064,476    $ 651,223,813
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          1,437            2,935           12,768           18,126
 Units Redeemed ..................................         (1,774)          (1,573)         (14,981)         (17,391)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (337)           1,362           (2,213)             735
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                              Health Care
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,476,018)   $  (1,071,415)
 Net realized gain (loss) on investments .........     32,370,131       16,123,069
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,588,306)      (5,318,741)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     21,305,807        9,732,913
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     35,569,857       54,077,910
  Transfers between funds including
   guaranteed interest account, net ..............     (4,934,070)      (3,586,124)
  Transfers for contract benefits and
   terminations ..................................    (19,346,186)     (13,415,982)
  Contract maintenance charges ...................     (2,671,786)      (2,170,542)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      8,617,815       34,905,262
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         91,984          (83,997)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     30,015,606       44,554,178
Net Assets -- Beginning of Period ................    290,868,155      246,313,977
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 320,883,761    $ 290,868,155
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,154            9,476
 Units Redeemed ..................................         (4,577)          (6,728)
                                                    -------------    -------------
 Net Increase (Decrease) .........................            577            2,748
                                                    =============    =============



                                                             Multimanager                      Multimanager
                                                              High Yield                   International Equity
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  53,414,827    $  49,438,110    $  (4,709,108)   $   3,449,671
 Net realized gain (loss) on investments .........         42,690       (2,437,337)      81,851,913       38,023,707
 Change in unrealized appreciation
  (depreciation) of investments ..................    (38,526,322)      25,299,389      (13,590,584)      51,542,872
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     14,931,195       72,300,162       63,552,221       93,016,250
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     75,108,248       85,533,499       97,829,235      112,104,399
  Transfers between funds including
   guaranteed interest account, net ..............    (49,472,822)     (26,814,029)      (3,480,572)      59,555,542
  Transfers for contract benefits and
   terminations ..................................    (89,853,713)     (66,378,158)     (40,679,469)     (21,601,547)
  Contract maintenance charges ...................     (6,997,321)      (6,323,126)      (5,298,150)      (3,377,140)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (71,215,608)     (13,981,814)      48,371,044      146,681,254
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (11,818)         117,065           (2,709)          (8,075)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (56,296,231)      58,435,413      111,920,556      239,689,429
Net Assets -- Beginning of Period ................    935,825,123      877,389,710      568,599,253      328,909,824
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 879,528,892    $ 935,825,123    $ 680,519,809    $ 568,599,253
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,880           16,929           10,956           21,714
 Units Redeemed ..................................         (9,385)         (14,107)          (8,462)         (12,702)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,505)           2,822            2,494            9,012
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                         Large Cap Core Equity
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,861,159)    $ (1,358,297)
 Net realized gain (loss) on investments .........     23,483,211       10,381,372
 Change in unrealized appreciation
  (depreciation) of investments ..................    (15,770,813)       9,375,370
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      5,851,239       18,398,445
                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     16,575,734       14,667,477
  Transfers between funds including
   guaranteed interest account, net ..............     (3,134,775)        (446,184)
  Transfers for contract benefits and
   terminations ..................................    (13,817,236)      (9,337,989)
  Contract maintenance charges ...................     (1,514,077)      (1,310,913)
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (1,890,354)       3,572,391
                                                    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (1,216)        (169,619)
                                                    -------------     ------------
Increase (Decrease) in Net Assets ................      3,959,669       21,801,217
Net Assets -- Beginning of Period ................    173,390,317      151,589,100
                                                    -------------     ------------
Net Assets -- End of Period ......................  $ 177,349,986     $173,390,317
                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          3,239            3,487
 Units Redeemed ..................................         (3,458)          (3,265)
                                                    -------------     ------------
 Net Increase (Decrease) .........................           (219)             222
                                                    =============     ============



                                                             Multimanager                      Multimanager
                                                           Large Cap Growth                   Large Cap Value
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,535,388)   $  (4,293,703)   $  (2,319,683)   $   6,894,178
 Net realized gain (loss) on investments .........     51,853,612       25,155,188       96,064,770       30,224,587
 Change in unrealized appreciation
  (depreciation) of investments ..................    (19,182,119)     (24,507,555)     (81,818,072)      46,119,311
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     28,136,105       (3,646,070)      11,927,015       83,238,076
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     25,722,038       37,458,025       66,592,837       78,265,010
  Transfers between funds including
   guaranteed interest account, net ..............    (11,413,412)      (2,670,630)     (21,646,809)      10,482,129
  Transfers for contract benefits and
   terminations ..................................    (24,380,314)     (17,466,505)     (46,326,446)     (30,196,139)
  Contract maintenance charges ...................     (2,656,640)      (2,382,810)      (5,046,941)      (3,942,266)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,728,328)      14,938,080       (6,427,359)      54,608,734
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (1,538)         (82,430)          (2,128)         (45,731)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     15,406,239       11,209,580        5,497,528      137,801,079
Net Assets -- Beginning of Period ................    307,019,814      295,810,234      578,083,463      440,282,384
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 322,426,053    $ 307,019,814    $ 583,580,991    $ 578,083,463
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,643            8,596            8,867           15,572
 Units Redeemed ..................................         (7,225)          (7,463)          (9,490)         (11,780)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,582)           1,133             (623)           3,792
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Mid Cap Growth
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,127,383)   $  (3,757,989)
 Net realized gain (loss) on investments .........     56,472,196       54,438,545
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,234,848)     (20,798,505)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     41,109,965       29,882,051
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     28,099,308       46,830,926
  Transfers between funds including
   guaranteed interest account, net ..............    (27,419,637)     (13,081,660)
  Transfers for contract benefits and
   terminations ..................................    (34,635,321)     (23,768,158)
  Contract maintenance charges ...................     (3,654,882)      (3,269,071)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (37,610,532)       6,712,037
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,543)          31,908
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................      3,496,890       36,625,996
Net Assets -- Beginning of Period ................    410,738,703      374,112,707
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 414,235,593    $ 410,738,703
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          3,811            9,647
 Units Redeemed ..................................         (7,128)          (9,687)
                                                    -------------    -------------
 Net Increase (Decrease) .........................         (3,317)             (40)
                                                    =============    =============



                                                             Multimanager                      Multimanager
                                                             Mid Cap Value                 Small Cap Growth (f)
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,474,610)   $   1,079,807    $  (3,089,072)    $   (121,411)
 Net realized gain (loss) on investments .........     39,617,747       46,127,160       29,308,643        3,040,879
 Change in unrealized appreciation
  (depreciation) of investments ..................    (36,433,587)       2,072,576      (33,439,325)        (504,014)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (3,290,450)      49,279,543       (7,219,754)       2,415,454
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,192,130       46,692,805       30,977,521       62,254,258
  Transfers between funds including
   guaranteed interest account, net ..............    (42,633,623)      (1,740,517)      84,485,220       16,709,580
  Transfers for contract benefits and
   terminations ..................................    (34,927,644)     (23,164,723)     (12,954,807)      (5,531,117)
  Contract maintenance charges ...................     (3,763,511)      (3,293,724)      (1,809,027)        (825,775)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (42,132,648)      18,493,841      100,698,907       72,606,946
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,426)          45,773        5,351,699          (99,468)
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................    (45,425,524)      67,819,157       98,830,852       74,922,932
Net Assets -- Beginning of Period ................    438,540,180      370,721,023      147,402,710       72,479,778
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 393,114,656    $ 438,540,180    $ 246,233,562     $147,402,710
                                                    =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          4,292            9,305           21,675           19,763
 Units Redeemed ..................................         (7,199)          (8,120)         (10,151)         (11,616)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................         (2,907)           1,185           11,524            8,147
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                            Small Cap Value
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (10,432,975)   $  38,421,635
 Net realized gain (loss) on investments .........      91,427,573       97,622,076
 Change in unrealized appreciation
  (depreciation) of investments ..................    (174,133,468)      (9,872,148)
                                                    --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (93,138,870)     126,171,563
                                                    --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      35,637,468      123,107,526
  Transfers between funds including
   guaranteed interest account, net ..............    (121,687,075)     (61,523,196)
  Transfers for contract benefits and
   terminations ..................................     (81,889,679)     (63,768,931)
  Contract maintenance charges ...................      (7,121,145)      (6,710,652)
                                                    --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (175,060,431)      (8,895,253)
                                                    --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (4,259)           1,391
                                                    --------------    -------------
Increase (Decrease) in Net Assets ................    (268,203,560)     117,277,701
Net Assets -- Beginning of Period ................     992,357,112      875,079,411
                                                    --------------    -------------
Net Assets -- End of Period ......................  $  724,153,552    $ 992,357,112
                                                    ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           2,804           16,377
 Units Redeemed ..................................         (12,606)         (15,387)
                                                    --------------    -------------
 Net Increase (Decrease) .........................          (9,802)             990
                                                    ==============    =============



                                                             Multimanager                   Target 2015
                                                              Technology                  Allocation (a)
                                                   --------------------------------- -------------------------
                                                         2007             2006           2007         2006
                                                   ---------------- ---------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,478,117)   $  (3,852,955)   $   34,195   $   24,860
 Net realized gain (loss) on investments .........     25,150,618       18,894,807        13,099           --
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,946,945         (647,907)       32,310       53,735
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in net assets from
  operations .....................................     41,619,446       14,393,945        79,604       78,595
                                                    -------------    -------------    ----------   ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,472,575       40,562,693            --           --
  Transfers between funds including
   guaranteed interest account, net ..............     49,358,494      (19,886,979)           --           --
  Transfers for contract benefits and
   terminations ..................................    (25,270,554)     (15,812,757)           --           --
  Contract maintenance charges ...................     (2,320,125)      (1,831,655)           --           --
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     61,240,390        3,031,302            --           --
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (792)        (124,430)           --    1,000,000
                                                    -------------    -------------    ----------   ----------
Increase (Decrease) in Net Assets ................    102,859,044       17,300,817        79,604    1,078,595
Net Assets -- Beginning of Period ................    271,319,497      254,018,680     1,078,595           --
                                                    -------------    -------------    ----------   ----------
Net Assets -- End of Period ......................  $ 374,178,541    $ 271,319,497    $1,158,199   $1,078,595
                                                    =============    =============    ==========   ==========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         12,042           11,214            --           --
 Units Redeemed ..................................         (7,924)         (11,358)           --           --
                                                    -------------    -------------    ----------   ----------
 Net Increase (Decrease) .........................          4,118             (144)           --           --
                                                    =============    =============    ==========   ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Target 2025               Target 2035               Target 2045
                                                        Allocation (a)            Allocation (a)            Allocation (a)
                                                   ------------------------- ------------------------- -------------------------
                                                       2007         2006         2007         2006         2007         2006
                                                   ------------ ------------ ------------ ------------ ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   28,857   $   21,595   $   25,690   $   17,915   $   21,696   $   15,030
 Net realized gain (loss) on investments .........      14,417           --       11,466           --       35,055           --
 Change in unrealized appreciation
  (depreciation) of investments ..................      38,288       65,297       45,236       76,584       30,737       86,177
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in net assets from
  operations .....................................      81,562       86,892       82,392       94,499       87,488      101,207
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........          --           --           --           --           --           --
  Transfers between funds including
   guaranteed interest account, net ..............          --           --           --           --           --           --
  Transfers for contract benefits and
   terminations ..................................          --           --           --           --           --           --
  Contract maintenance charges ...................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          --    1,000,000           --    1,000,000                 1,000,000
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Increase (Decrease) in Net Assets ................      81,562    1,086,892       82,392    1,094,499       87,488    1,101,207
Net Assets -- Beginning of Period ................   1,086,892           --    1,094,499           --    1,101,207           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net Assets -- End of Period ......................  $1,168,454   $1,086,892   $1,176,891   $1,094,499   $1,188,695   $1,101,207
                                                    ==========   ==========   ==========   ==========   ==========   ==========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          --           --           --           --           --           --
 Units Redeemed ..................................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net Increase (Decrease) .........................          --           --           --           --           --           --
                                                    ==========   ==========   ==========   ==========   ==========   ==========

-------
(a) Commenced operations on September 18, 2006.
(b) Commenced operations on May 29, 2007.
(c) Commenced operations on August 17, 2007.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(g) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(h) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
The accompanying notes are an integral part of these financial statements.


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2007

1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

    The Account consists of 74 variable investment options:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Large Cap Growth
    o EQ/AllianceBernstein Quality Bond
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/AllianceBernstein Value
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity(1)
    o EQ/BlackRock International Value(1)
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/FI Mid Cap
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International ETF
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Legg Mason Value Equity
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock(2)
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kamper Real Estate
    o MarketPLUS International Core(3)
    o MarketPLUS Large Cap Core(4)
    o MarketPLUS Large Cap Growth(5)
    o MarketPLUS Mid Cap Value(6)
    o Multimanager Aggressive Equity(9)
    o Multimanager Core Bond(9)
    o Multimanager Health Care(9)
    o Multimanager High Yield(9)
    o Multimanager International Equity(9)
    o Multimanager Large Cap Core Equity(9)
    o Multimanager Large Cap Growth(9)
    o Multimanager Large Cap Value(9)
    o Multimanager Mid Cap Growth(9)
    o Multimanager Mid Cap Value(9)
    o Multimanager Small Cap Growth(7)
    o Multimanager Small Cap Value(8)
    o Multimanager Technology(9)


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

1.  Organization (Concluded)

    (1) Formerly known as EQ/Mercury.
    (2) Formerly known as EQ/TCW Equity.
    (3) Formerly known as EQ/Capital Guardian International.
    (4) Formerly known as EQ/MFS Investors Trust.
    (5) Formerly known as EQ/MFS Emerging Growth Companies.
    (6) Formerly known as EQ/FI Mid Cap Value.
    (7) Formerly known as EQ/Small Company Growth.
    (8) Formerly known as EQ/Small Cap Value.
    (9) Formerly known as AXA Premier VIP.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans
    (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    On September 15, 2006, the FASB issued Statement of Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. AXA does not anticipate any impact to the net assets of the Account, upon adoption.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

2.  Significant Accounting Policies (Concluded)

    guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:



                                                                    Purchases          Sales
                                                                ----------------- ---------------
AXA Aggressive Allocation ...................................    $1,574,000,567    $203,580,195
AXA Conservative Allocation .................................       483,727,415     274,474,555
AXA Conservative-Plus Allocation ............................       517,140,202     226,909,021
AXA Moderate Allocation .....................................     1,781,804,729     429,829,076
AXA Moderate-Plus Allocation ................................     4,194,688,826     441,795,368
EQ/AllianceBernstein Common Stock ...........................       105,782,979     274,200,417
EQ/AllianceBernstein Intermediate Government Securities .....        94,526,527     100,339,401
EQ/AllianceBernstein International ..........................       525,842,995     147,392,745
EQ/AllianceBernstein Large Cap Growth .......................        66,214,400      89,930,038
EQ/AllianceBernstein Quality Bond ...........................       115,244,586      91,853,154
EQ/AllianceBernstein Small Cap Growth .......................       179,907,316     131,342,305
EQ/AllianceBernstein Value ..................................     1,184,342,286     426,360,657
EQ/Ariel Appreciation II ....................................        38,364,867      14,129,840
EQ/AXA Rosenberg Value Long/Short Equity ....................        47,765,462      57,104,662
EQ/BlackRock Basic Value Equity .............................       215,197,170     168,182,333
EQ/BlackRock International Value ............................       365,062,359     252,692,461
EQ/Boston Advisors Equity Income ............................        70,256,059      56,315,936
EQ/Calvert Socially Responsible .............................        21,242,617      16,651,000
EQ/Capital Guardian Growth ..................................       122,838,328      82,764,398
EQ/Capital Guardian Research ................................       987,666,083     261,431,485
EQ/Caywood-Scholl High Yield Bond ...........................        88,587,214      41,872,664
EQ/Davis New York Venture ...................................       242,695,862      30,349,759
EQ/Equity 500 Index .........................................       263,550,231     342,362,255
EQ/Evergreen International Bond .............................       135,764,559      28,971,003
EQ/Evergreen Omega ..........................................        80,017,106      50,391,265
EQ/FI Mid Cap ...............................................       292,675,179     184,213,883
EQ/Franklin Income ..........................................       570,493,777      78,283,279
EQ/Franklin Small Cap Value .................................        77,440,875      27,483,390
EQ/Franklin Templeton Founding Strategy .....................       848,705,074      27,353,197
EQ/GAMCO Mergers and Acquisitions ...........................        73,822,473      24,471,792
EQ/GAMCO Small Company Value ................................       307,490,507      86,416,754
EQ/International ETF ........................................            43,151              --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


3.  Purchases and Sales of Investments (Concluded)


                                                    Purchases          Sales
                                                ---------------- ----------------
EQ/International Growth .....................    $  212,680,981   $   69,155,055
EQ/JP Morgan Value Opportunities ............       143,798,066      140,287,917
EQ/JPMorgan Core Bond .......................       245,153,404      218,046,730
EQ/Legg Mason Value Equity ..................        60,083,666       41,192,550
EQ/Long Term Bond ...........................        78,437,130       50,383,490
EQ/Lord Abbett Growth and Income ............        63,857,087       49,292,034
EQ/Lord Abbett Large Cap Core ...............        45,443,268       19,568,876
EQ/Lord Abbett Mid Cap Value ................       182,756,218       75,154,237
EQ/Marsico Focus ............................       442,765,372      257,546,754
EQ/Money Market .............................     1,314,819,221    1,076,224,388
EQ/Montag & Caldwell Growth .................        76,210,012       13,332,892
EQ/Mutual shares ............................       337,206,972       62,334,863
EQ/Oppenheimer Global .......................       106,280,264       13,679,044
EQ/Oppenheimer Main Street Opportunity ......        43,595,447       11,147,362
EQ/Oppenheimer Main Street Small Cap ........        71,728,214       16,216,462
EQ/PIMCO Real Return ........................       275,289,844      121,029,792
EQ/Short Duration Bond ......................        81,900,953       61,613,220
EQ/Small Company Index ......................       134,249,184      117,666,036
EQ/T. Rowe Price Growth Stock ...............       251,213,192       40,806,349
EQ/Templeton Founding Strategy ..............       848,705,074       27,353,197
EQ/Templeton Growth .........................       263,830,235       43,473,860
EQ/UBS Growth and Income ....................        39,639,289       25,323,649
EQ/Van Kampen Comstock ......................       110,858,803       57,387,901
EQ/Van Kampen Emerging Markets Equity .......       799,525,466      379,792,888
EQ/Van Kampen Mid Cap Growth ................       222,650,115       42,972,814
EQ/Van Kampen Real Estate ...................       592,379,012       52,915,501
MarketPLUS International Core ...............       336,206,732      227,082,320
MarketPLUS Large Cap Core ...................        76,514,085       75,405,954
MarketPLUS Large Cap Growth .................       129,519,874       75,105,421
MarketPLUS Mid Cap Value ....................       317,174,619      226,599,246
MarketPlus Small Cap Value ..................       116,011,310      234,573,656
Multimanager Aggressive Equity ..............        32,494,465       50,944,799
Multimanager Core Bond ......................       169,638,479      179,921,909
Multimanager Health Care ....................        92,166,089       63,650,471
Multimanager High Yield .....................       213,304,121      231,116,721
Multimanager International Equity ...........       245,829,048      164,226,264
Multimanager Large Cap Core Equity ..........        56,123,337       48,095,082
Multimanager Large Cap Growth ...............        99,980,987       80,668,907
Multimanager Large Cap Value ................       203,928,625      153,428,851
Multimanager Mid Cap Growth .................        92,728,457       95,248,564
Multimanager Mid Cap Value ..................       100,107,114      113,875,893
Multimanager Small Cap Growth ...............       210,458,013       97,409,394
Multimanager Technology .....................       156,079,275       99,318,164
Target 2015 Allocation ......................            47,294               --
Target 2025 Allocation ......................            43,274               --
Target 2035 Allocation ......................            37,156               --
Target 2045 Allocation ......................            56,756               --

4.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

    AXA Equitable serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with


                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

4.  Expenses and Related Party Transactions (Concluded)

    respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

5.  Substitutions/Reorganizations

    Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio              Surviving Portfolio
----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income                     EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------
Shares -- Class B               44,933,985                    162,692,850
Value -- Class B            $        19.21                 $        16.27
Net assets before merger    $  863,181,852                 $1,783,830,817
Net assets after merger     $           --                 $2,647,012,669
----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate           EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------
Shares -- Class A              21,299,976                     56,627,684
Value -- Class A           $        23.88                 $         9.13
Net assets before merger   $  508,643,427                 $    8,367,328
Net assets after merger    $           --                 $  517,010,755
----------------------------------------------------------------------------------------
July 6, 2007               EQ/Capital Guardian            EQ/Capital Guardian
                           U.S. Equity                    Research
----------------------------------------------------------------------------------------
Shares -- Class B              83,827,127                    116,269,762
Value -- Class B           $        12.05                 $        15.08
Net assets before merger   $1,010,116,880                 $  743,231,131
Net assets after merger    $           --                 $1,753,348,011
----------------------------------------------------------------------------------------



                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

5.  Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------------
July 6, 2007                Removed Portfolio               Surviving Portfolio
--------------------------------------------------------------------------------------
                                                            EQ/T. Rowe Price
                            EQ/Janus Large Cap Growth       Growth Stock
--------------------------------------------------------------------------------------
Shares -- Class B             30,565,607                      12,460,629
Value -- Class B            $       7.62                    $      23.21
Net assets before merger    $232,909,925                    $ 56,301,274
Net assets after merger     $         --                    $289,211,199
--------------------------------------------------------------------------------------
                            EQ/Wells Fargo Montgomery       Multimanager Small
                            Small Cap                       Cap Growth
--------------------------------------------------------------------------------------
Shares -- Class B              8,839,563                      28,086,973
Value -- Class B            $      14.94                    $      10.65
Net assets before merger    $132,063,071                    $167,063,191
Net assets after merger     $         --                    $299,126,262
--------------------------------------------------------------------------------------
 November 17, 2006          Laudus Rosenberg VIT            EQ/AXA Rosenberg
                            Value Long/Short Equity         Value Long/Short Equity
--------------------------------------------------------------------------------------
Shares -- Class B             13,400,696                      13,400,696
Value -- Class B            $143,923,474                    $143,923,474
Net Assets before merger    $143,923,474                              --
Net Assets after merger               --                    $143,923,474
--------------------------------------------------------------------------------------

6.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:



                                                                        Asset-based                    Current     Maximum
                                                      Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                      Expense Risks       Charge          Charge        Charge     Charge
                                                     --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ..............................        0.50%             --               --          0.50%      0.50%
Accumulator Express ..............................        0.70%            0.25%             --          0.95%      0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ....................................        0.90%            0.30%             --          1.20%      1.20%
Accumulator issued after April 1, 2002 ...........        0.75%            0.25%            0.20%        1.20%      1.20%
Accumulator issued on or after
  September 15, 2003 .............................        0.75%            0.30%            0.20%        1.25%      1.25%
Retirement Income for Life .......................        0.75%            0.30%            0.20%        1.25%      1.25%
Accumulator 06, 07 ...............................        0.80%            0.30%            0.20%        1.30%      1.30%
Stylus ...........................................        0.80%            0.30%            0.05%        1.15%      1.15%
Retirement Income for Life (NY) ..................        0.80%            0.30%            0.20%        1.30%      1.30%
Accumulator issued on or after May 1, 1997 .......        1.10%            0.25%             --          1.35%      1.35%
Accumulator Plus .................................        0.90%            0.25%            0.25%        1.40%      1.40%
Accumulator Plus issued on or after
  September 15, 2003 .............................        0.90%            0.35%            0.25%        1.50%      1.50%
Accumulator issued on or after March 1, 2000 .....        1.10%            0.25%            0.20%        1.55%      1.55%
Accumulator Elite, Plus, Select ..................        1.10%            0.25%            0.25%        1.60%      1.60%
Accumulator Elite issued on or after
  September 15, 2003 .............................        1.10%            0.30%            0.25%        1.65%      1.65%
Accumulator Elite 06, 07 .........................        1.10%            0.30%            0.25%        1.65%      1.65%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Continued)


                                                           Asset-based                    Current     Maximum
                                         Mortality and   Administration   Distribution   Aggregate   Aggregate
                                         Expense Risks       Charge          Charge        Charge     Charge
                                        --------------- ---------------- -------------- ----------- ----------
Accumulator Select issued on or
  after September 15, 2003 ..........        1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Elite II ................        1.10%           0.25%            0.45%        1.80%       1.80%
Accumulator Select II ...............        1.10%           0.35%            0.45%        1.90%       1.90%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.


                                             When charge
               Charges                       is deducted                      Amount deducted                      How deducted
               -------                       -----------                      ---------------                      ------------
Charges for state premium and other   At time of transaction       Varies by state                             Applied to an annuity
applicable taxes                                                                                               payout option

Charge for Trust expenses             Daily                        Varies by portfolio                         Unit value

Annual Administrative charge          Annually on each             Depending on account value, in Years 1      Unit liquidation
                                      contract date anniversary.   to 2 lesser of $30 or 2% of account         from account value
                                                                   value, thereafter $30

Variable Immediate Annuity payout     At time of transaction       $350 annuity administrative fee             Unit liquidation from
option administrative fee                                                                                      account value

Withdrawal charge                     At time of transaction       Low - During the first seven contract       Unit liquidation from
                                                                   years following a contribution, a 7%        account value
                                                                   charge is deducted in the first contract
                                                                   year from amounts withdrawn that exceed
                                                                   10% of the account value. It declines 1%
                                                                   each year to 1% in the seventh contract
                                                                   year.

                                                                   High - During the first eight contract
                                                                   years following a contribution, a charge
                                                                   is deducted from amounts withdrawn that
                                                                   exceed 10% of the account value. The
                                                                   charge is 8% in the first two contract
                                                                   years following a contribution; the
                                                                   charge is 7% in the third and fourth
                                                                   contract years following a contribution;
                                                                   thereafter it declines by 1% each year
                                                                   in the fifth to eighth contract year.

BaseBuilder benefit charge            Annually on each             0.30%                                       Unit liquidation from
                                      contract date anniversary.                                               account value

Protection Plus                       Annually on each             Low - 0.20%                                 Unit liquidation from
                                      contract date anniversary.                                               account value
                                                                   High - 0.35%.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85            Annually on each             Low - 0.20% of the Annual ratchet to        Unit liquidation from
                                      contract date anniversary.   age 85 benefit base                         account value
                                                                   High - 0.30% of the Annual ratchet to
                                                                   age 85 benefit base

  Greater of 5% rollup to age 85 or   Annually on each             0.50% of the greater of 5% roll-up to       Unit liquidation from
  annual ratchet to age 85            contract date anniversary.   age 85 or annual ratchet to age 85          account value
                                                                   benefit base

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Concluded)


                                                When charge
               Charges                          is deducted                     Amount deducted                    How deducted
               -------                          -----------                     ---------------                    ------------
  6% rollup to age 80 or 70                                          0.20% of 6% roll-up to age 80 (or 70)
                                                                     benefit base

  6% rollup to age 85                    Annually on each            Low - 0.35% of the 6% roll-up to          Unit liquidation from
                                         contract date anniversary.  age 85 benefit base                       account value

                                                                     High - 0.45% of the 6% roll-up to
                                                                     age 85 benefit base

  Greater of 6% or 3% rollup to age      Annually on each            Low - 0.45% of the 6% roll-up to          Unit liquidation from
  85 or annual ratchet to age 85         contract date anniversary.  age 85 benefit base or the Annual         account value
                                                                     ratchet to age 85 benefit base,
                                                                     as applicable

                                                                     High - 0.65% of the 6% or 3% roll-up
                                                                     to age 85 benefit base or the Annual
                                                                     ratchet to age 85 benefit base, as
                                                                     applicable

  Greater of 6.5% rollup to age                                      0.80% (max 0.95% if reset) of the
  85 or annual rachet to age 85                                      6.5% rollup to age 85 or annual
                                                                     rachet to age 85 benefit base

Guaranteed Withdrawal Benefit for        Annually on each            0.30%                                     Unit liquidation from
Life Enhanced Death Benefit              contract date anniversary                                             account value

Earnings Enhancement Benefit             Annually on each            0.35%                                     Unit liquidation from
(additional death benefit)               contract date anniversary                                             account value

Guaranteed Minimum Income Benefit        Annually on each            Low - 0.45%                               Unit liquidation from
                                         contract date anniversary.                                            account value
                                                                     High - 0.80% (max to 1.10%)


Guaranteed Principal Benefit             Annually on first 10        Low - 100% Guaranteed Principal           Unit liquidation from
                                         contract date               Benefit - 0.50%                           account value
                                         anniversaries
                                                                     High - 125% Guaranteed Principal
                                                                     Benefit - 0.75%

Guaranteed Withdrawal Benefit            Annually on each            Low - 5% Withdrawal Option is 0.30%       Unit liquidation from
                                         contract date anniversary   High - 7% Withdrawal Option is 0.50%      account value

Net Loan Interest charge for             Netted against loan         2.00%                                     Unit liquidation from
Rollover                                 repayment                                                             account value

Retirement Income for Life               Annually on contract date   Low -  0.60% for Single life              Unit liquidation from
Benefit charge                           anniversary                        0.80% for Joint life               account value
                                                                     High - 0.75% for Single life
                                                                            0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   Annually on each            Low - 0.60% for Single life;              Unit liquidation from
(GWBL)                                   contract date anniversary      0.75% for Joint life                   account value
                                                                     High - 0.75% for Single life;
                                                                        0.90% for Joint life


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 14.25               --                --           --      5.63 %
         Highest contract charge 1.90% Class B (a)      $ 13.49               --                --           --      4.17 %
         All contract charges                                            189,188        $2,787,372         3.04%
  2006   Lowest contract charge 0.50% Class B (a)       $ 13.49               --                --           --      17.31 %
         Highest contract charge 1.90% Class B (a)      $ 12.95               --                --           --      15.46 %
         All contract charges                                --          103,270        $1,472,607         3.07%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.50               --                --           --      7.52 %
         Highest contract charge 1.90% Class B (a)      $ 11.22               --                --           --      6.01 %
         All contract charges                                --           46,362        $  572,360         5.10%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.70               --                --           --      7.00 %
         Highest contract charge 1.90% Class B (a)      $ 10.56               --                --           --      6.11 %
         All contract charges                                --           19,656        $  227,194         2.60%     --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.68               --                --           --      6.80 %
         Highest contract charge 1.70% Class B (d)      $ 10.66               --                --           --      6.62 %
         All contract charges                                --              625        $    6,664         1.20%     --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 11.78               --                --           --      5.27 %
         Highest contract charge 1.90% Class B (a)      $ 11.15               --                --           --      3.82 %
         All contract charges                                             43,687        $  512,686         4.38%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.19               --                --           --      5.84 %
         Highest contract charge 1.90% Class B (a)      $ 10.74               --                --           --      4.35 %
         All contract charges                                --           27,021        $  304,681         4.30%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.57               --                --           --      1.93 %
         Highest contract charge 1.90% Class B (a)      $ 10.29               --                --           --      0.50 %
         All contract charges                                --           18,040        $  194,239         4.02%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.37               --                --           --      3.74 %
         Highest contract charge 1.90% Class B (a)      $ 10.24               --                --           --      2.46 %
         All contract charges                                --            9,001        $   95,767         5.04%
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.32               --                --           --      3.76 %
         Highest contract charge 1.70% Class B (d)      $ 10.30               --                --           --      3.00 %
         All contract charges                                --              483        $    4,989         3.76%     --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 12.22               --                --           --      4.98 %
         Highest contract charge 1.90% Class B (a)      $ 11.57               --                --           --      3.49 %
         All contract charges                                             83,083        $1,028,164         3.70%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.64               --                --           --      8.22 %
         Highest contract charge 1.90% Class B (a)      $ 11.18               --                --           --      6.70 %
         All contract charges                                --           62,323        $  744,035         3.65%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.76               --                --           --      2.73 %
         Highest contract charge 1.90% Class B (a)      $ 10.48               --                --           --      1.29 %
         All contract charges                                --           40,493        $  451,307         4.68%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.47               --                --           --      4.93 %
         Highest contract charge 1.90% Class B (a)      $ 10.34               --                --           --      3.63 %
         All contract charges                                --           18,199        $  198,701         4.62%     --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.42               --                --           --      4.83 %
         Highest contract charge 1.70% Class B (d)      $ 10.41               --                --           --      4.10 %
         All contract charges                                --              821        $    8,552         4.83%     --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $  63.00               --                --           --      5.74 %
         Highest contract charge 1.90% Class B         $  46.16               --                --           --      4.25 %
         All contract charges                                            339,622        $5,580,780         3.49%
  2006   Lowest contract charge 0.50% Class B          $  59.58               --                --           --      9.77 %
         Highest contract charge 1.90% Class B         $  44.28               --                --           --      8.23 %
         All contract charges                                --          267,779        $4,210,726         3.03%     --
  2005   Lowest contract charge 0.50% Class B          $  54.27               --                --           --      4.27 %
         Highest contract charge 1.90% Class B         $  40.92               --                --           --      2.81 %
         All contract charges                                --          188,833        $2,886,531         2.93%     --
  2004   Lowest contract charge 0.50% Class B          $  52.05                                                      8.18 %
         Highest contract charge 1.90% Class B         $  39.80               --                --           --      6.66 %
         All contract charges                                --           94,832        $1,705,138         3.65%     --
  2003   Lowest contract charges 0.50% Class B         $  48.11               --                --           --      18.54 %
         Highest contract charges 1.90% Class B        $  37.31               --                --           --      16.86 %
         All contract charges                                --           18,997        $  653,817         3.59%     --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)      $  13.72               --                --           --      5.86 %
         Highest contract charge 1.90% Class B (a)     $  12.98               --                --           --      4.34 %
         All contract charges                                            689,233        $9,864,221         3.23%
  2006   Lowest contract charge 0.50% Class B (a)      $  12.96               --                --           --      13.93 %
         Highest contract charge 1.90% Class B (a)     $  12.44               --                --           --      12.33 %
         All contract charges                                --          450,637        $6,186,804         3.16%     --
  2005   Lowest contract charge 0.50% Class B (a)      $  11.37               --                --           --      6.14 %
         Highest contract charge 1.90% Class B (a)     $  11.07               --                --           --      4.65 %
         All contract charges                                --          231,245        $2,819,241         5.28%     --
  2004   Lowest contract charge 0.50% Class B (a)      $  10.71               --                --           --      7.46 %
         Highest contract charge 1.90% Class B (a)     $  10.58               --                --           --      6.13 %
         All contract charges                                --           82,739        $  955,400         4.09%     --
  2003   Lowest contract charge 1.25% Class B (d)      $  10.68               --                --           --      6.80 %
         Highest contract charge 1.70% Class B (d)     $  10.66               --                --           --      6.60 %
         All contract charges                                --            2,415        $   25,768         2.70%     --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 358.57               --                --           --      2.96 %
         Highest contract charge 1.90% Class B         $ 228.16               --                --           --      1.51 %
         All contract charges                                             41,874        $1,221,553         0.97%
  2006   Lowest contract charge 0.50% Class B          $ 348.26               --                --           --      10.14 %
         Highest contract charge 1.90% Class B         $ 224.77               --                --           --      8.59 %
         All contract charges                                --           44,440        $1,355,393         1.20%     --
  2005   Lowest contract charge 0.50% Class B          $ 316.20               --                --           --      3.78 %
         Highest contract charge 1.90% Class B         $ 206.99               --                --           --      2.33 %
         All contract charges                                --           36,983        $1,277,968         0.84%     --
  2004   Lowest contract charge 0.50% Class B          $ 304.68               --                --           --      13.55 %
         Highest contract charge 1.90% Class B         $ 202.28               --                --           --      11.95 %
         All contract charges                                --           23,045        $1,197,777         1.05%
  2003   Lowest contract charges 0.50% Class B         $ 268.33               --                --           --      48.81 %
         Highest contract charges 1.90% Class B        $ 180.69               --                --           --      46.72 %
         All contract charges                                --            5,325        $  877,988         1.30%     --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 23.06               --                --           --      6.32 %
         Highest contract charge 1.90% Class B       $ 18.19               --                --           --      4.84 %
         All contract charges                                          18,561        $  296,887         4.29%
  2006   Lowest contract charge 0.50% Class B        $ 21.69               --                --           --      2.61 %
         Highest contract charge 1.90% Class B       $ 17.35               --                --           --      1.17 %
         All contract charges                             --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B        $ 21.14               --                --           --      0.73 %
         Highest contract charge 1.90% Class B       $ 17.15               --                --           --       (0.68)%
         All contract charges                             --           20,170        $  320,909         3.41%         --
  2004   Lowest contract charge 0.50% Class B        $ 20.98               --                --           --      1.43 %
         Highest contract charge 1.90% Class B       $ 17.27               --                --           --          --
         All contract charges                             --           20,300        $  340,096         3.02%         --
  2003   Lowest contract charges 0.50% Class B       $ 20.69               --                --           --      1.61 %
         Highest contract charges 1.90% Class B      $ 17.27               --                --           --      0.22 %
         All contract charges                             --           17,987        $  328,020         4.49%         --
EQ/AllianceBernstein International (e)
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 22.65               --                --           --      11.14 %
         Highest contract charge 1.90% Class B       $ 18.91               --                --           --      9.62 %
         All contract charges                                          64,446        $1,284,350         1.43%
  2006   Lowest contract charge 0.50% Class B        $ 20.38               --                --           --      22.90 %
         Highest contract charge 1.90% Class B       $ 17.25               --                --           --      21.18 %
         All contract charges                             --           50,659        $  919,120         1.53%         --
  2005   Lowest contract charge 0.50% Class B        $ 16.58               --                --           --      14.72 %
         Highest contract charge 1.90% Class B       $ 14.24               --                --           --      13.11 %
         All contract charges                             --           39,214        $  585,935         1.67%         --
  2004   Lowest contract charge 0.50% Class B        $ 14.45               --                --           --      17.58 %
         Highest contract charge 1.90% Class B       $ 12.59               --                --           --      15.93 %
         All contract charges                             --           28,144        $  371,190         2.10%         --
  2003   Lowest contract charges 0.50% Class B       $ 12.29               --                --           --      34.47 %
         Highest contract charges 1.90% Class B      $ 10.86               --                --           --      32.60 %
         All contract charges                             --           20,522        $  232,935         2.53%         --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $  8.47               --                --           --      13.39 %
         Highest contract charge 1.90% Class B       $  7.49               --                --           --      11.79 %
         All contract charges                                          45,255        $  411,124           --
  2006   Lowest contract charge 0.50% Class B        $  7.47               --                --           --       (1.04)%
         Highest contract charge 1.90% Class B       $  6.70               --                --           --       (2.43)%
         All contract charges                             --           49,049        $  384,363           --          --
  2005   Lowest contract charge 0.50% Class B        $  7.55               --                --           --      14.36 %
         Highest contract charge 1.90% Class B       $  6.86               --                --           --      12.75 %
         All contract charges                             --           53,599        $  409,334           --          --
  2004   Lowest contract charge 0.50% Class B        $  6.60               --                --           --      7.84 %
         Highest contract charge 1.90% Class B       $  6.09               --                --           --      6.32 %
         All contract charges                             --           54,060        $  349,068           --          --
  2003   Lowest contract charges 0.50% Class B       $  6.12               --                --           --      22.65 %
         Highest contract charges 1.90% Class B      $  5.73               --                --           --      20.89 %
         All contract charges                             --           55,750        $  326,649           --          --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 19.09               --                --           --      4.03 %
         Highest contract charge 1.90% Class B       $ 15.60               --                --           --      2.56 %
         All contract charges                                          28,944        $  393,130         4.95%
  2006   Lowest contract charge 0.50% Class B        $ 18.35               --                --           --      3.30 %
         Highest contract charge 1.90% Class B       $ 15.21               --                --           --      1.85 %
         All contract charges                             --           27,600        $  371,451         4.04%           --
  2005   Lowest contract charge 0.50% Class B        $ 17.77               --                --           --      1.49 %
         Highest contract charge 1.90% Class B       $ 14.94               --                --           --      0.07 %
         All contract charges                             --           25,641        $  349,668         3.92%           --
  2004   Lowest contract charge 0.50% Class B        $ 17.51               --                --           --      3.23 %
         Highest contract charge 1.90% Class B       $ 14.93               --                --           --      1.78 %
         All contract charges                             --           21,465        $  310,126         4.04%           --
  2003   Lowest contract charges 0.50% Class B       $ 16.96               --                --           --      3.03 %
         Highest contract charges 1.90% Class B      $ 14.67               --                --           --      1.59 %
         All contract charges                             --           16,832        $  258,083         3.43%           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 22.92               --                --           --      16.11 %
         Highest contract charge 1.90% Class B       $ 19.71               --                --           --      14.46 %
         All contract charges                                          28,246        $  526,859           --
  2006   Lowest contract charge 0.50% Class B        $ 19.74               --                --           --      8.46 %
         Highest contract charge 1.90% Class B       $ 17.22               --                --           --      6.94 %
         All contract charges                             --           29,035        $  479,583           --           --
  2005   Lowest contract charge 0.50% Class B        $ 18.20               --                --           --      10.95 %
         Highest contract charge 1.90% Class B       $ 16.10               --                --           --      9.40 %
         All contract charges                             --           28,133        $  443,581           --           --
  2004   Lowest contract charge 0.50% Class B        $ 16.41               --                --           --      13.41 %
         Highest contract charge 1.90% Class B       $ 14.72               --                --           --      11.82 %
         All contract charges                             --           27,198        $  400,895           --           --
  2003   Lowest contract charges 0.50% Class B       $ 14.47               --                --           --      40.21 %
         Highest contract charges 1.90% Class B      $ 13.16               --                --           --      38.25 %
         All contract charges                             --           24,622        $  333,931           --           --
EQ/AllianceBernstein Value (n)
------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.41               --                --           --       (5.05)%
         Highest contract charge 1.90% Class B       $ 15.98               --                --           --       (6.39)%
         All contract charges                                         150,945        $2,349,958         1.61%
  2006   Lowest contract charge 0.50% Class B        $ 19.39               --                --           --      20.78 %
         Highest contract charge 1.90% Class B       $ 17.07               --                --           --      19.09 %
         All contract charges                             --          110,933        $1,850,638         1.64%         --
  2005   Lowest contract charge 0.50% Class B        $ 16.05               --                --           --      4.91 %
         Highest contract charge 1.90% Class B       $ 14.33               --                --           --      3.44 %
         All contract charges                             --          101,618        $1,439,640         1.18%         --
  2004   Lowest contract charge 0.50% Class B        $ 15.30               --                --           --      12.88 %
         Highest contract charge 1.90% Class B       $ 13.86               --                --           --      11.29 %
         All contract charges                             --           91,811        $1,278,595         1.46%         --
  2003   Lowest contract charges 0.50% Class B       $ 13.56               --                --           --      28.17 %
         Highest contract charges 1.90% Class B      $ 12.45               --                --           --      26.28 %
         All contract charges                             --           70,973        $  907,823         1.69%         --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value         (000s)          (000s)     Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- -------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 11.29                 --                --           --       (1.66)%
         Highest contract charge 1.90% Class B (g)      $ 10.94                 --                --           --       (3.10)%
         All contract charges                                                4,758        $   52,563         0.47%
  2006   Lowest contract charge 0.50% Class B (g)       $ 11.48                 --                --           --       10.61%
         Highest contract charge 1.90% Class B (g)      $ 11.29                 --                --           --        9.06%
         All contract charges                                --              2,735        $   31,030         1.21%         --
  2005   Lowest contract charge 0.50% Class B (g)       $ 10.38                 --                --           --        3.83%
         Highest contract charge 1.90% Class B (g)      $ 10.35                 --                --           --        3.49%
         All contract charges                                --                510        $    5,276         1.00%         --
EQ/AXA Rosenberg Value Long/Short Equity (i)
--------------------------------------------
         Unit Value 1.20% to 1.70%*
  2007   Lowest contract charge 1.20% Class B (a)       $ 11.04                 --                --           --        2.03%
         Highest contract charge 1.70% Class B (d)      $ 11.07                 --                --           --        1.47%
         All contract charges                                               12,069        $  134,307         1.91%
  2006   Lowest contract charge 1.20% Class B (a)       $ 10.82                 --                --           --        0.23%
         Highest contract charge 1.70% Class B (d)      $ 10.91                 --                --           --       (0.27)%
         All contract charges                                --             13,017        $  142,226         2.84%         --
  2005   Lowest contract charge 1.20% Class B (a)       $ 10.79                 --                --           --        6.22%
         Highest contract charge 1.70% Class B (d)      $ 10.94                 --                --           --        5.69%
         All contract charges                                --             11,318        $  123,394           --          --
  2004   Lowest contract charge 1.20% Class B (a)       $ 10.16                 --                --           --        1.27%
         Highest contract charge 1.70% Class B (d)      $ 10.35                 --                --           --        1.87%
         All contract charges                                --              3,869        $   39,780           --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.17                 --                --           --        1.72%
         Highest contract charge 1.70% Class B (d)      $ 10.16                 --                --           --        1.60%
         All contract charges                                --                 95        $      966           --          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 26.45                 --                --           --        0.69%
         Highest contract charge 1.90% Class B          $ 22.74             45,201        $  829,334         1.08%      (0.74)%
         All contract charges                                                   --                --           --       20.31%
  2006   Lowest contract charge 0.50% Class B           $ 26.27                 --                --           --       18.62%
         Highest contract charge 1.90% Class B          $ 22.91             44,747        $  846,668         2.90%         --
         All contract charges                                --                 --                --           --        2.44%
  2005   Lowest contract charge 0.50% Class B           $ 21.84                 --                --           --        1.00%
         Highest contract charge 1.90% Class B          $ 19.32             43,949        $  723,084         1.38%         --
         All contract charges                                --                 --                --           --       10.02%
  2004   Lowest contract charge 0.50% Class B           $ 21.32                 --                --           --        8.47%
         Highest contract charge 1.90% Class B          $ 19.12             40,543        $  701,451         2.37%
         All contract charges                                --                 --                --           --       30.58%
  2003   Lowest contract charges 0.50% Class B          $ 19.38                 --                --           --       28.69%
         Highest contract charges 1.90% Class B         $ 17.63             25,890        $  466,739         0.68%         --
         All contract charges                                --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 27.28                 --                --           --        9.65%
         Highest contract charge 1.90% Class B          $ 23.45                 --                --           --        8.06%
         All contract charges                                               52,311        $1,144,877         1.85%
  2006   Lowest contract charge 0.50% Class B           $ 24.88                 --                --           --       25.06%
         Highest contract charge 1.90% Class B          $ 21.70                 --                --           --       23.30%
         All contract charges                                --             51,776        $1,057,795         3.58%         --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 19.90               --               --            --       10.28%
         Highest contract charge 1.90% Class B          $ 17.60               --               --            --        8.74%
         All contract charges                                --           44,488         $754,971          1.84%        --
  2004   Lowest contract charge 0.50% Class B           $ 18.04               --               --            --       21.04%
         Highest contract charge 1.90% Class B          $ 16.18               --               --            --       19.33%
         All contract charges                                --           34,210         $557,170          1.66%
  2003   Lowest contract charges 0.50% Class B          $ 14.90               --               --            --       27.35%
         Highest contract charges 1.90% Class B         $ 13.56               --               --            --       25.56%
         All contract charges                                --           29,705         $415,925          2.52%         --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  7.50               --               --            --        3.31%
         Highest contract charge 1.90% Class B (c)      $  6.59               --               --            --        1.70%
         All contract charges                                             31,430         $202,051          1.82%
  2006   Lowest contract charge 0.50% Class B (c)       $  7.26               --               --            --       15.39%
         Highest contract charge 1.90% Class B (c)      $  6.48               --               --            --       13.77%
         All contract charges                                --           30,079         $198,213          2.39%         --
  2005   Lowest contract charge 0.50% Class B (c)       $  6.30               --               --            --        5.62%
         Highest contract charge 1.90% Class B (c)      $  5.69               --               --            --        4.14%
         All contract charges                                --           22,950         $135,055          2.19%         --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.96               --               --            --        9.05%
         Highest contract charge 1.90% Class B (c)      $  5.47               --               --            --        8.76%
         All contract charges                                --            3,003         $ 16,894          3.71%         --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 10.74               --               --            --       11.53%
         Highest contract charge 1.90% Class B          $  9.54               --               --            --        9.91%
         All contract charges                                              5,341         $ 62,358          0.23%
  2006   Lowest contract charge 0.50% Class B           $  9.63               --               --            --        4.70%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --        3.24%
         All contract charges                                --            5,169         $ 54,129            --          --
  2005   Lowest contract charge 0.50% Class B           $  9.20               --               --            --        8.20%
         Highest contract charge 1.90% Class B          $  8.40               --               --            --        6.68%
         All contract charges                                --            4,883         $ 47,467            --          --
  2004   Lowest contract charge 0.50% Class B           $  8.50               --               --            --        3.07%
         Highest contract charge 1.90% Class B          $  7.88               --               --            --        1.62%
         All contract charges                                --            3,656         $ 31,705            --          --
  2003   Lowest contract charges 0.50% Class B          $  8.25               --               --            --       27.31%
         Highest contract charges 1.90% Class B         $  7.75               --               --            --       25.41%
         All contract charges                                --            2,756         $ 21,924            --          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.95               --               --            --        4.91%
         Highest contract charge 1.90% Class B          $ 12.85               --               --            --        3.46%
         All contract charges                                             34,213         $439,864            --
  2006   Lowest contract charge 0.50% Class B           $ 14.25               --               --            --        6.87%
         Highest contract charge 1.90% Class B          $ 12.42               --               --            --        5.37%
         All contract charges                                --           30,418         $380,312          0.18%         --
  2005   Lowest contract charge 0.50% Class B           $ 13.33               --               --            --        4.58%
         Highest contract charge 1.90% Class B          $ 11.79               --               --            --        3.12%
         All contract charges                                --           23,591         $283,809          0.21%         --
  2004   Lowest contract charge 0.50% Class B           $ 12.75               --               --            --        5.01%
         Highest contract charge 1.90% Class B          $ 11.44               --               --            --        3.53%
         All contract charges                                --           20,651         $244,375          0.51%         --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Capital Guardian Growth (Continued)
-------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 12.14
         Highest contract charges 1.90% Class B         $ 11.05
         All contract charges                                --
EQ/Capital Guardian Research (j)
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.12
         Highest contract charge 1.90% Class B          $ 12.49
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 13.96
         Highest contract charge 1.90% Class B          $ 12.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B          $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B          $ 10.95
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.76
         Highest contract charges 1.90% Class B         $ 10.07
         All contract charges                                --
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.49
         Highest contract charge 1.90% Class B (f)      $ 11.06
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.23
         Highest contract charge 1.90% Class B (f)      $ 10.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.46
         Highest contract charge 1.90% Class B (f)      $ 10.36
         All contract charges                                --
EQ/Davis New York Venture
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.23
         Highest contract charge 1.90% Class B (h)      $ 11.02
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.88
         Highest contract charge 1.90% Class B (h)      $ 10.83
         All contract charges                                --
EQ/Equity 500 Index
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 34.94
         Highest contract charge 1.90% Class B          $ 28.72
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 33.46
         Highest contract charge 1.90% Class B          $ 27.90
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 29.22
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 28.13
         Highest contract charge 1.90% Class B          $ 24.12
         All contract charges                                --



                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment       Total
                (000s)          (000s)     Income ratio**   Return***
         ------------------- ------------ ---------------- ------------
EQ/Capital Guardian Growth (Continued)
-----------------------------------------------------------------------
  2003              --                --           --        23.38%
                    --                --           --        21.70%
                22,285        $  254,404         0.13%          --
EQ/Capital Guardian Research (j)
--------------------------------
  2007              --                --           --         1.15%
                    --                --           --        (0.32)%
               113,240        $1,497,202         1.28%
  2006              --                --           --        11.50%
                    --                --           --         9.93%
                56,224        $  739,096         0.56%          --
  2005              --                --           --         5.53%
                    --                --           --         4.05%
                59,370        $  704,554         0.56%         --
  2004              --                --           --        10.35%
                    --                --           --         8.80%
                61,357        $  694,282         0.67%          --
  2003              --                --           --        30.90%
                    --                --           --        29.10%
                54,622        $  562,488         0.48%          --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2007              --                --           --         2.32%
                    --                --           --         0.82%
                15,706        $  143,500         7.16%
  2006              --                --           --         7.42%
                    --                --           --         5.92%
                10,025        $  103,369         7.96%          --
  2005              --                --           --         4.56%
                    --                --           --         3.58%
                 3,193        $   33,180        15.00%          --
EQ/Davis New York Venture
-------------------------
  2007              --                --           --         3.22%
                    --                --           --         1.75%
                24,733        $  273,949         0.62%
  2006              --                --           --         8.76%
                    --                --           --         8.29%
                 5,631        $   61,054         0.75%          --
EQ/Equity 500 Index
-------------------
  2007              --                --           --         4.42%
                    --                --           --         2.94%
                74,013        $1,576,822         1.31%
  2006              --                --           --        14.52%
                    --                --           --        12.91%
                76,302        $1,640,567         1.54%          --
  2005              --                --           --         3.88%
                    --                --           --         2.42%
                76,052        $1,537,157         1.35%          --
  2004              --                --           --         9.68%
                    --                --           --         8.14%
                67,829        $1,471,224         1.53%          --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 25.65
         Highest contract charges 1.90% Class B         $ 22.31
         All contract charges                                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 10.93
         Highest contract charge 1.90% Class B (g)      $ 10.59
         All contract charges
  2006   Lowest contract charge 0.50% Class B (g)       $ 10.05
         Highest contract charge 1.90% Class B (g)      $  9.88
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)       $  9.77
         Highest contract charge 1.90% Class B (g)      $  9.74
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 10.58
         Highest contract charge 1.90% Class B          $  9.32
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $  9.55
         Highest contract charge 1.90% Class B          $  8.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B          $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B          $  8.05
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  8.23
         Highest contract charges 1.90% Class B         $  7.67
         All contract charges                                --
EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.59
         Highest contract charge 1.90% Class B          $ 13.15
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 13.58
         Highest contract charge 1.90% Class B          $ 12.41
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.23
         Highest contract charge 1.90% Class B          $ 11.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.56
         Highest contract charge 1.90% Class B          $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.01
         Highest contract charges 1.90% Class B         $  9.55
         All contract charges                                --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.62
         Highest contract charge 1.90% Class B (h)      $ 10.42
         All contract charges



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003              --                --           --         27.21%
                    --                --           --         25.40%
                50,505        $1,166,468         1.51%           --
EQ/Evergreen International Bond
-------------------------------
  2007              --                --           --          8.76%
                    --                --           --          7.19%
                18,195        $  194,602         3.41%
  2006              --                --           --          2.90%
                    --                --           --          1.46%
                 8,137        $   80,817         0.43%           --
  2005              --                --           --         (2.31)%
                    --                --           --         (2.63)%
                   659        $    6,422           --            --
EQ/Evergreen Omega
------------------
  2007              --                --           --         10.79%
                    --                --           --          9.26%
                15,374        $  176,492           --
  2006              --                --           --          5.34%
                    --                --           --          3.86%
                13,748        $  141,667         2.13%           --
  2005              --                --           --          3.44%
                    --                --           --          1.99%
                15,270        $  147,725         0.04%           --
  2004              --                --           --          6.51%
                    --                --           --          5.01%
                15,623        $  142,569         0.35%           --
  2003              --                --           --         37.40%
                    --                --           --         35.51%
                 9,822        $   78,212           --            --
EQ/FI Mid Cap
-------------
  2007              --                --           --          7.44 %
                    --                --           --          5.96%
                70,501        $1,035,525           --
  2006              --                --           --         10.97%
                    --                --           --          9.41%
                72,246        $  989,519         3.28%           --
  2005              --                --           --          5.84%
                    --                --           --          4.35%
                70,729        $  867,602         7.65%           --
  2004              --                --           --         15.45%
                    --                --           --         13.82%
                64,623        $  740,923         2.53%           --
  2003              --                --           --         42.80%
                    --                --           --         40.88%
                49,567        $  483,002           --            --
EQ/Franklin Income
------------------
  2007              --                --           --          1.53%
                    --                --           --          0.10%
                57,439        $  601,803         4.16%

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Franklin Income (Continued)
-----------------------------
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.46
         Highest contract charge 1.90% Class B (h)      $ 10.41
         All contract charges                                --
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $  9.86
         Highest contract charge 1.90% Class B (h)      $  9.68
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.85
         Highest contract charge 1.90% Class B (h)      $ 10.80
         All contract charges                                --
EQ/Franklin Templeton Founding Strategy (p)
-------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (p)       $  9.57
         Highest contract charge 1.90% Class B (p)      $  9.48
         All contract charges
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.14
         Highest contract charge 1.90% Class B (f)      $ 11.69
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.79
         Highest contract charge 1.90% Class B (f)      $ 11.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.56
         Highest contract charge 1.90% Class B (f)      $ 10.46
         All contract charges                                --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $ 35.02
         Highest contract charge 1.90% Class B (c)      $ 26.60
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $ 32.21
         Highest contract charge 1.90% Class B (c)      $ 24.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $ 27.24
         Highest contract charge 1.90% Class B (c)      $ 21.28
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $ 26.24
         Highest contract charge 1.90% Class B (c)      $ 20.79
         All contract charges                                --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 16.72
         Highest contract charge 1.90% Class B (f)      $ 16.10
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 14.46
         Highest contract charge 1.90% Class B (f)      $ 14.12
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.56
         Highest contract charge 1.90% Class B (f)      $ 11.46
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Franklin Income (Continued)
------------------------------
  2006              --               --            --          4.56%
                    --               --            --          4.11%
                12,757         $132,983          2.34%           --
EQ/Franklin Small Cap Value
---------------------------
  2007              --               --            --       ( 9.12)%
                    --               --            --       (10.37)%
                 5,985         $ 58,243          0.48%
  2006              --               --            --          8.50%
                    --               --            --          8.03%
                 1,481         $ 16,022          0.54%           --
EQ/Franklin Templeton Founding Strategy (p)
-------------------------------------------
  2007              --               --            --        (4.30)%
                    --               --            --        (5.20)%
                83,451         $793,251          2.63%
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2007              --               --            --          2.97%
                    --               --            --          1.48%
                11,173         $131,859          0.78%
  2006              --               --            --         11.65%
                    --               --            --         10.08%
                 7,462         $ 86,530          6.34%           --
  2005              --               --            --          5.64%
                    --               --            --          4.65%
                 2,307         $ 24,225          5.28%           --
EQ/GAMCO Small Company Value
----------------------------
  2007              --               --            --          8.72%
                    --               --            --          7.21%
                15,674         $470,454          0.52%
  2006              --               --            --         18.24%
                    --               --            --         16.58%
                 8,969         $243,842          1.60%           --
  2005              --               --            --          3.80%
                    --               --            --          2.34%
                 5,611         $129,461          1.01%           --
  2004              --               --            --         13.51%
                    --               --            --         13.22%
                   797         $ 17,882          0.39%
EQ/International Growth
-----------------------
  2007              --               --            --         15.63%
                    --               --            --         14.02%
                16,401         $237,725          0.72%
  2006              --               --            --         25.01%
                    --               --            --         23.26%
                 6,096         $ 83,819          1.21%           --
  2005              --               --            --         15.64%
                    --               --            --         14.56%
                 1,394         $ 16,015          2.07%           --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 15.88
         Highest contract charge 1.90% Class B          $ 13.78
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 15.48
         Highest contract charge 1.90% Class B          $ 13.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.95
         Highest contract charge 1.90% Class B          $ 13.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.70
         Highest contract charge 1.90% Class B          $ 13.31
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 14.19
         Highest contract charges 1.90% Class B         $ 13.04
         All contract charges                                --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 17.16
         Highest contract charge 1.90% Class B          $ 14.75
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 17.46
         Highest contract charge 1.90% Class B          $ 15.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.58
         Highest contract charge 1.90% Class B          $ 12.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.10
         Highest contract charge 1.90% Class B          $ 12.64
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 12.78
         Highest contract charges 1.90% Class B         $ 11.62
         All contract charges                                --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 10.61
         Highest contract charge 1.90% Class B (g)      $ 10.28
         All contract charges
  2006   Lowest contract charge 0.50% Class B (g)       $ 11.33
         Highest contract charge 1.90% Class B (g)      $ 11.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)       $ 10.66
         Highest contract charge 1.90% Class B (g)      $ 10.63
         All contract charges                                --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.89
         Highest contract charge 1.90% Class B (f)      $ 10.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.19
         Highest contract charge 1.90% Class B (f)      $  9.95
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond
---------------------
  2007              --                --           --          2.58%
                    --                --           --          1.10%
                99,922        $1,271,392         4.32%
  2006              --                --           --          3.54%
                    --                --           --          2.09%
                99,116        $1,260,924         4.37%           --
  2005              --                --           --          1.71%
                    --                --           --          0.28%
                93,448        $1,190,350         3.56%           --
  2004              --                --           --          3.58%
                    --                --           --          2.12%
                80,724        $1,064,120         4.15%
  2003              --                --           --          2.84%
                    --                --           --          1.48%
                72,059        $  963,308         3.72%           --
EQ/JPMorgan Value Opportunities
-------------------------------
  2007              --                --           --        (1.72)%
                    --                --           --        (3.09)%
                27,538        $  419,788         1.32%
  2006              --                --           --         19.78%
                    --                --           --         18.10%
                31,332        $  492,862         4.27%           --
  2005              --                --           --          3.41%
                    --                --           --          1.95%
                35,102        $  468,128         1.50%           --
  2004              --                --           --         10.33%
                    --                --           --          8.78%
                38,178        $  499,166         1.28%           --
  2003              --                --           --         26.16%
                    --                --           --         24.41%
                39,281        $  471,766         1.42%           --
EQ/Legg Mason Value Equity
--------------------------
  2007              --                --           --        (6.35)%
                    --                --           --        (7.72)%
                17,409        $  180,500           --
  2006              --                --           --          6.30%
                    --                --           --          4.81%
                15,831        $  177,206         0.05%           --
  2005              --                --           --          6.62%
                    --                --           --          6.26%
                 2,464        $   26,219         0.13%           --
EQ/Long Term Bond
-----------------
  2007              --                --           --          6.87%
                    --                --           --          5.33%
                11,044        $  114,596         4.52%
  2006              --                --           --          1.31%
                    --                --           --        (0.11)%
                 8,360        $   83,248         5.01%           --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Long Term Bond (Continued)
-------------------------------------------------------------------
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.06
         Highest contract charge 1.90% Class B (f)      $  9.96
         All contract charges                                --
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.80
         Highest contract charge 1.90% Class B (f)      $ 12.32
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.43
         Highest contract charge 1.90% Class B (f)      $ 12.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.66
         Highest contract charge 1.90% Class B (f)      $ 10.56
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 13.11
         Highest contract charge 1.90% Class B (f)      $ 12.63
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.91
         Highest contract charge 1.90% Class B (f)      $ 11.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.62
         Highest contract charge 1.90% Class B (f)      $ 10.52
         All contract charges                                --
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.55
         Highest contract charge 1.90% Class B (f)      $ 12.09
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.54
         Highest contract charge 1.90% Class B (f)      $ 12.25
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.21
         Highest contract charge 1.90% Class B (f)      $ 11.11
         All contract charges                                --
EQ/Marsico Focus
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 19.52
         Highest contract charge 1.90% Class B          $ 17.85
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 17.20
         Highest contract charge 1.90% Class B          $ 15.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.82
         Highest contract charge 1.90% Class B          $ 14.88
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.36
         Highest contract charge 1.90% Class B          $ 13.70
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.06
         Highest contract charges 1.90% Class B         $ 12.63
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005              --                --           --          0.56%
                    --                --           --        (0.38)%
                 4,300        $   42,957         5.08%           --
EQ/Lord Abbett Growth and Income
--------------------------------
  2007              --                --           --          2.98%
                    --                --           --          1.48%
                11,815        $  147,275         1.13%
  2006              --                --           --         16.63%
                    --                --           --         14.99%
                11,071        $  135,386         1.21%           --
  2005              --                --           --          6.59%
                    --                --           --          5.59%
                 3,072        $   32,532         1.42%           --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2007              --                --           --         10.08%
                    --                --           --          8.60%
                 6,105        $   78,014         0.80%
  2006              --                --           --         12.13%
                    --                --           --         10.56%
                 4,229        $   49,544         1.21%           --
  2005              --                --           --          6.21%
                    --                --           --          5.22%
                 2,022        $   21,339         0.84%           --
EQ/Lord Abbett Mid Cap Value
----------------------------
  2007              --                --           --          0.08%
                    --                --           --        (1.31)%
                24,325        $  297,470         0.54%
  2006              --                --           --         11.87%
                    --                --           --         10.30%
                17,475        $  215,636         1.22%           --
  2005              --                --           --         12.11%
                    --                --           --         11.07%
                 9,142        $  101,817         1.70%           --
EQ/Marsico Focus
----------------
  2007              --                --           --         13.49%
                    --                --           --         11.91%
               115,724        $1,909,092         0.18%
  2006              --                --           --          8.78%
                    --                --           --          7.25%
               110,995        $1,644,626         0.73%           --
  2005              --                --           --         10.15%
                    --                --           --          8.61%
                91,026        $1,281,504           --            --
  2004              --                --           --          9.96%
                    --                --           --          8.41%
                69,842        $  931,060           --            --
  2003              --                --           --         30.45%
                    --                --           --         28.62%
                50,777        $  646,010           --            --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2007   Lowest contract charge 0.00% Class B           $ 43.51
         Highest contract charge 1.90% Class B          $ 26.20
         All contract charges
  2006   Lowest contract charge 0.00% Class B           $ 41.55
         Highest contract charge 1.90% Class B          $ 25.51
         All contract charges                                --
  2005   Lowest contract charge 0.00% Class B           $ 39.77
         Highest contract charge 1.90% Class B          $ 24.88
         All contract charges                                --
  2004   Lowest contract charge 0.00% Class B           $ 38.75
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2003   Lowest contract charges 0.00% Class B          $ 38.46
         Highest contract charges 1.90% Class B         $ 25.00
         All contract charges                                --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  6.32
         Highest contract charge 1.90% Class B (c)      $  5.56
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $  5.26
         Highest contract charge 1.90% Class B (c)      $  4.69
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  4.90
         Highest contract charge 1.90% Class B (c)      $  4.43
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  4.67
         Highest contract charge 1.90% Class B (c)      $  4.28
         All contract charges                                --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.86
         Highest contract charge 1.90% Class B (h)      $ 10.66
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.74
         Highest contract charge 1.90% Class B (h)      $ 10.69
         All contract charges                                --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.70
         Highest contract charge 1.90% Class B (h)      $ 11.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 11.12
         Highest contract charge 1.90% Class B (h)      $ 11.07
         All contract charges                                --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.28
         Highest contract charge 1.90% Class B (h)      $ 11.07
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.96
         Highest contract charge 1.90% Class B (h)      $ 10.91
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2007              --               --            --          4.72%
                    --               --            --          2.70%
                45,468         $851,459          4.59%
  2006              --               --            --          4.48%
                    --               --            --          2.51%
                33,332         $612,694          4.41%           --
  2005              --               --            --          2.62%
                    --               --            --          0.68%
                24,414         $483,274          2.57%           --
  2004              --               --            --          0.78%
                    --               --            --        (1.14)%
                22,453         $474,277          0.74%           --
  2003              --               --            --          0.56%
                    --               --            --        (1.35)%
                22,249         $587,929          0.56%           --
EQ/Montag & Caldwell Growth
---------------------------
  2007              --               --            --         20.15%
                    --               --            --         18.55%
                18,657         $100,498          0.37%
  2006              --               --            --          7.41%
                    --               --            --          5.90%
                 6,440         $ 30,006          0.21%           --
  2005              --               --            --          4.88%
                    --               --            --          3.41%
                 4,693         $ 21,467          0.44%           --
  2004              --               --            --          7.93%
                    --               --            --          7.65%
                   451         $  1,993          0.48%           --
EQ/Mutual Shares
----------------
  2007              --               --            --          1.12%
                    --               --            --        (0.28)%
                32,835         $351,879            --
  2006              --               --            --          7.38%
                    --               --            --          6.92%
                 7,714         $ 82,586          0.39%           --
EQ/Oppenheimer Global
---------------------
  2007              --               --            --          5.22%
                    --               --            --          3.70%
                 9,648         $111,407          0.39%
  2006              --               --            --         11.23%
                    --               --            --         10.75%
                 1,756         $ 19,483          0.07%           --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2007              --               --            --          2.92%
                    --               --            --          1.47%
                 3,395         $ 37,791          0.59%
  2006              --               --            --          9.61%
                    --               --            --          9.13%
                   726         $  7,942          2.04%           --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.88
         Highest contract charge 1.90% Class B (h)      $ 10.68
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 11.13
         Highest contract charge 1.90% Class B (h)      $ 11.08
         All contract charges                                --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.07
         Highest contract charge 1.90% Class B (f)      $ 10.66
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $  9.98
         Highest contract charge 1.90% Class B (f)      $  9.75
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $  9.99
         Highest contract charge 1.90% Class B (f)      $  9.90
         All contract charges                                --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.88
         Highest contract charge 1.90% Class B (f)      $ 10.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.38
         Highest contract charge 1.90% Class B (f)      $ 10.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.04
         Highest contract charge 1.90% Class B (f)      $  9.94
         All contract charges                                --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 18.09
         Highest contract charge 1.90% Class B          $ 15.70
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 18.52
         Highest contract charge 1.90% Class B          $ 16.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B          $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B          $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.02
         Highest contract charges 1.90% Class B         $ 11.95
         All contract charges                                --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $ 20.63
         Highest contract charge 1.90% Class B (c)      $ 15.67
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $ 19.34
         Highest contract charge 1.90% Class B (c)      $ 14.89
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2007              --               --            --        (2.25)%
                    --               --            --        (3.61)%
                 5,614         $ 60,151            --
  2006              --               --            --         11.28%
                    --               --            --         10.79%
                   868         $  9,639          1.06%           --
EQ/PIMCO Real Return
--------------------
  2007              --               --            --         10.92%
                    --               --            --          9.33%
                45,578         $486,803          3.07%
  2006              --               --            --        (0.11)%
                    --               --            --        (1.51)%
                31,108         $304,380          4.98%           --
  2005              --               --            --        (0.09)%
                    --               --            --        (1.02)%
                15,284         $151,723          5.31%           --
EQ/Short Duration Bond
----------------------
  2007              --               --            --          4.82%
                    --               --            --          3.35%
                 7,630         $ 80,793          4.54%
  2006              --               --            --          3.44%
                    --               --            --          1.99%
                 5,862         $ 59,826          4.22%           --
  2005              --               --            --          0.36%
                    --               --            --        (0.58)%
                 1,852         $ 18,465          2.64%           --
EQ/Small Company Index
----------------------
  2007              --               --            --        (2.32)%
                    --               --            --        (3.68)%
                28,985         $444,440          1.31%
  2006              --               --            --         17.12%
                    --               --            --         15.48%
                29,757         $475,296          1.32%           --
  2005              --               --            --          3.74%
                    --               --            --          2.28%
                26,002         $364,087          1.15%           --
  2004              --               --            --         17.08%
                    --               --            --         15.44%
                24,789         $343,808          2.47%           --
  2003              --               --            --         45.15%
                    --               --            --         43.11%
                19,516         $239,728          0.37%           --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
  2007              --               --            --          6.67%
                    --               --            --          5.24%
                17,951         $291,072          0.13%
  2006              --               --            --        (4.49)%
                    --               --            --        (5.83)%
                 3,277         $ 51,291            --            --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)       $ 20.25
         Highest contract charge 1.90% Class B (c)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (c)       $ 19.57
         Highest contract charge 1.90% Class B (c)      $ 15.50
         All contract charges                                --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.96
         Highest contract charge 1.90% Class B (h)      $ 10.75
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.79
         Highest contract charge 1.90% Class B (h)      $ 10.74
         All contract charges                                --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  6.74
         Highest contract charge 1.90% Class B (c)      $  5.93
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $  6.70
         Highest contract charge 1.90% Class B (c)      $  5.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  5.90
         Highest contract charge 1.90% Class B (c)      $  5.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.44
         Highest contract charge 1.90% Class B (c)      $  4.99
         All contract charges                                --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.73
         Highest contract charge 1.90% Class B (f)      $ 11.30
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.10
         Highest contract charge 1.90% Class B (f)      $ 11.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.49
         Highest contract charge 1.90% Class B (f)      $ 10.39
         All contract charges                                --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 28.86
         Highest contract charge 1.90% Class B          $ 24.92
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 20.43
         Highest contract charge 1.90% Class B          $ 17.89
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.98
         Highest contract charge 1.90% Class B          $ 13.30
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.34
         Highest contract charge 1.90% Class B          $ 10.21
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2005              --                --           --          3.47%
                    --                --           --          2.02%
                 2,742        $   47,015           --            --
  2004              --                --           --         12.32%
                    --                --           --         12.03%
                   265        $    4,449           --            --
EQ/Templeton Growth
-------------------
  2007              --                --           --          1.58%
                    --                --           --          0.09%
                26,167        $  282,910         0.63%
  2006              --                --           --          7.86%
                    --                --           --          7.39%
                 6,220        $   66,882         0.46%           --
EQ/UBS Growth and Income
------------------------
  2007              --                --           --          0.60%
                    --                --           --        (0.67)%
                15,122        $   84,474         0.85%
  2006              --                --           --         13.58%
                    --                --           --         11.99%
                11,683        $   70,569         0.90%           --
  2005              --                --           --          8.46%
                    --                --           --          6.94%
                 6,468        $   35,639         1.24%           --
  2004              --                --           --         11.67%
                    --                --           --         11.38%
                   449        $    2,306         3.51%           --
EQ/Van Kampen Comstock
----------------------
  2007              --                --           --        (3.06)%
                    --                --           --        (4.32)%
                25,019        $  285,776         1.63%
  2006              --                --           --         15.33%
                    --                --           --         13.71%
                21,516        $  255,976         3.07%           --
  2005              --                --           --          4.88%
                    --                --           --          3.90%
                 9,231        $   96,174         2.07%           --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2007              --                --           --         41.26%
                    --                --           --         39.30%
                53,185        $1,627,247           --
  2006              --                --           --         36.37%
                    --                --           --         34.46%
                47,631        $1,034,450         0.45%           --
  2005              --                --           --         32.12%
                    --                --           --         30.27%
                38,941        $  606,208         0.63%           --
  2004              --                --           --         23.06%
                    --                --           --         21.33%
                26,330        $  296,336         0.74%           --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Van Kampen Emerging Markets Equity (Continued)
-------------------------------------------------
  2003   Lowest contract charges 0.50% Class B         $  9.21
         Highest contract charges 1.90% Class B        $  8.42
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 16.48
         Highest contract charge 1.90% Class B (f)     $ 15.87
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)      $ 13.53
         Highest contract charge 1.90% Class B (f)     $ 13.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (f)      $ 12.44
         Highest contract charge 1.90% Class B (f)     $ 12.33
         All contract charges                               --
EQ/Van Kampen Real Estate (m) (o)
---------------------------------
         Unit Value 1.20% to 1.70%*
  2007   Lowest contract charge 1.20% Class B (o)      $  8.29
         Highest contract charge 1.70% Class B (o)     $  8.27
         All contract charges
MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 17.78
         Highest contract charge 1.90% Class B         $ 15.73
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 15.51
         Highest contract charge 1.90% Class B         $ 13.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 13.07
         Highest contract charge 1.90% Class B         $ 11.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.22
         Highest contract charge 1.90% Class B         $ 10.35
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $  9.92
         Highest contract charges 1.90% Class B        $  9.29
         All contract charges                               --
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 11.71
         Highest contract charge 1.90% Class B         $ 10.31
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 11.33
         Highest contract charge 1.90% Class B         $ 10.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 10.08
         Highest contract charge 1.90% Class B         $  9.13
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $  9.45
         Highest contract charge 1.90% Class B         $  8.68
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $  8.53
         Highest contract charges 1.90% Class B        $  7.94
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Van Kampen Emerging Markets Equity (Continued)
--------------------------------------------------------------------------
  2003              --                --           --         55.05%
                    --                --           --         53.09%
                18,796        $  164,082         1.03%           --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------
  2007              --                --           --         21.80%
                    --                --           --         20.14%
                19,555        $  313,835         0.33%
  2006              --                --           --          8.71%
                    --                --           --          7.19%
                 8,738        $  116,309         0.47%           --
  2005              --                --           --         24.44%
                    --                --           --         23.28%
                 3,164        $   39,124           --            --
EQ/Van Kampen Real Estate (m) (o)
--------------------------------------------------------------------------
  2007              --                --           --       (17.10)%
                    --                --           --       (17.30)%
                54,475        $  451,152         1.00%
MarketPLUS International Core
--------------------------------------------------------------------------
  2007              --                --           --         14.64%
                    --                --           --         13.08%
                57,566        $1,024,304         0.39%
  2006              --                --           --         18.65%
                    --                --           --         16.99%
                62,676        $  973,881         1.38%           --
  2005              --                --           --         16.51%
                    --                --           --         14.91%
                56,000        $  728,289         1.54%           --
  2004              --                --           --         13.04%
                    --                --           --         11.45%
                49,365        $  543,898         1.64%           --
  2003              --                --           --         31.91%
                    --                --           --         30.11%
                34,025        $  323,809         1.54%           --
MarketPLUS Large Cap Core
--------------------------------------------------------------------------
  2007              --                --           --          3.35%
                    --                --           --          1.88%
                21,585        $  243,826         1.14%
  2006              --                --           --         12.38%
                    --                --           --         10.80%
                26,152        $  286,441         0.84%           --
  2005              --                --           --          6.66%
                    --                --           --          5.16%
                30,163        $  294,159         0.49%           --
  2004              --                --           --         10.84%
                    --                --           --          9.28%
                32,507        $  295,494         0.58%
  2003              --                --           --         21.51%
                    --                --           --         19.58%
                32,811        $  266,998         0.69%           --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.86               --               --            --          15.07%
         Highest contract charge 1.90% Class B       $ 16.21               --               --            --          13.36%
         All contract charges                                          22,503         $363,276          0.41%
  2006   Lowest contract charge 0.50% Class B        $ 16.39               --               --            --           7.24%
         Highest contract charge 1.90% Class B       $ 14.30               --               --            --           5.74%
         All contract charges                             --           18,659         $269,728            --             --
  2005   Lowest contract charge 0.50% Class B        $ 15.29               --               --            --           8.48%
         Highest contract charge 1.90% Class B       $ 13.52               --               --            --           6.96%
         All contract charges                             --           19,808         $272,973            --             --
  2004   Lowest contract charge 0.50% Class B        $ 14.09               --               --            --          12.06%
         Highest contract charge 1.90% Class B       $ 12.64               --               --            --          10.48%
         All contract charges                             --           20,997         $272,395            --             --
  2003   Lowest contract charges 0.50% Class B       $ 12.58               --               --            --          28.76%
         Highest contract charges 1.90% Class B      $ 11.44               --               --            --          26.84%
         All contract charges                             --           21,351         $252,025            --             --
MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.67               --               --            --         (2.10)%
         Highest contract charge 1.90% Class B       $ 16.05               --               --            --         (3.49)%
         All contract charges                                          50,595         $811,824          0.97%
  2006   Lowest contract charge 0.50% Class B        $ 19.07               --               --            --          11.92%
         Highest contract charge 1.90% Class B       $ 16.63               --               --            --          10.35%
         All contract charges                             --           57,023         $948,678          0.31%            --
  2005   Lowest contract charge 0.50% Class B        $ 17.04               --               --            --          10.77%
         Highest contract charge 1.90% Class B       $ 15.07               --               --            --           9.21%
         All contract charges                             --           54,946         $832,305          4.89%            --
  2004   Lowest contract charge 0.50% Class B        $ 15.38               --               --            --          17.26%
         Highest contract charge 1.90% Class B       $ 13.80               --               --            --          15.61%
         All contract charges                             --           46,228         $648,657          2.63%
  2003   Lowest contract charges 0.50% Class B       $ 13.12               --               --            --          32.65%
         Highest contract charges 1.90% Class B      $ 11.94               --               --            --          30.78%
         All contract charges                             --           35,841         $441,408          0.48%            --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 79.11               --               --            --      10.83 %
         Highest contract charge 1.90% Class B       $ 57.97               --               --            --      9.25 %
         All contract charges                                           4,950         $134,774            --
  2006   Lowest contract charge 0.50% Class B        $ 71.38               --               --            --      4.59 %
         Highest contract charge 1.90% Class B       $ 53.06               --               --            --      3.12 %
         All contract charges                             --            5,287         $139,296            --          --
  2005   Lowest contract charge 0.50% Class B        $ 68.25               --               --            --      7.66 %
         Highest contract charge 1.90% Class B       $ 51.46               --               --            --      6.15 %
         All contract charges                             --            3,925         $127,148            --          --
  2004   Lowest contract charge 0.50% Class B        $ 63.39               --               --            --      11.54 %
         Highest contract charge 1.90% Class B       $ 48.47               --               --            --      9.97 %
         All contract charges                             --            3,203         $119,925            --          --
  2003   Lowest contract charges 0.50% Class B       $ 56.83               --               --            --      36.82 %
         Highest contract charges 1.90% Class B      $ 44.08               --               --            --      34.92 %
         All contract charges                             --            2,180         $101,344            --          --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 12.69               --               --            --           5.66%
         Highest contract charge 1.90% Class B       $ 11.66               --               --            --           4.20%
         All contract charges                                          55,947         $653,841          4.09%
  2006   Lowest contract charge 0.50% Class B        $ 12.01               --               --            --           3.25%
         Highest contract charge 1.90% Class B       $ 11.19               --               --            --           1.80%
         All contract charges                             --           58,160         $651,206          4.11%           --
  2005   Lowest contract charge 0.50% Class B        $ 11.63               --               --            --           1.20%
         Highest contract charge 1.90% Class B       $ 10.99               --               --            --         (0.18)%
         All contract charges                             --           57,425         $631,231          3.47%            --
  2004   Lowest contract charge 0.50% Class B        $ 11.49                                                           3.37%
         Highest contract charge 1.90% Class B       $ 11.01               --               --            --           1.91%
         All contract charges                             --           55,151         $609,072          3.24%            --
  2003   Lowest contract charge 0.50% Class B        $ 11.11               --               --            --           3.26%
         Highest contract charge 1.90% Class B       $ 10.80               --               --            --           1.79%
         All contract charges                             --           47,365         $516,125          3.67%            --
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 13.68               --               --            --           8.49%
         Highest contract charge 1.90% Class B       $ 12.56               --               --            --           6.89%
         All contract charges                                          23,993         $320,884            --
  2006   Lowest contract charge 0.50% Class B        $ 12.61               --               --            --           4.61%
         Highest contract charge 1.90% Class B       $ 11.75               --               --            --           3.14%
         All contract charges                             --           23,416         $290,818          1.05%            --
  2005   Lowest contract charge 0.50% Class B        $ 12.06               --               --            --           6.43%
         Highest contract charge 1.90% Class B       $ 11.39               --               --            --           4.93%
         All contract charges                             --           20,668         $246,216          2.61%            --
  2004   Lowest contract charge 0.50% Class B        $ 11.33               --               --            --          11.57%
         Highest contract charge 1.90% Class B       $ 10.86               --               --            --          10.00%
         All contract charges                             --           17,556         $196,381          4.12%            --
  2003   Lowest contract charge 0.50% Class B        $ 10.16               --               --            --          27.47%
         Highest contract charge 1.90% Class B       $  9.87               --               --            --          25.73%
         All contract charges                             --           11,382         $113,739          1.54%            --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 39.58               --               --            --           2.62%
         Highest contract charge 1.90% Class B       $ 29.39               --               --            --           1.17%
         All contract charges                                          45,225         $879,446          7.17%
  2006   Lowest contract charge 0.50% Class B        $ 38.57               --               --            --           9.38%
         Highest contract charge 1.90% Class B       $ 29.05               --               --            --           7.85%
         All contract charges                             --           46,730         $935,762          6.95%            --
  2005   Lowest contract charge 0.50% Class B        $ 35.26               --               --            --           2.55%
         Highest contract charge 1.90% Class B       $ 26.94               --               --            --           1.11%
         All contract charges                             --           43,908         $877,332          7.68%            --
  2004   Lowest contract charge 0.50% Class B        $ 34.38               --               --            --           8.13%
         Highest contract charge 1.90% Class B       $ 26.64               --               --            --           6.61%
         All contract charges                             --           37,966         $860,727          6.76%            --
  2003   Lowest contract charges 0.50% Class B       $ 31.80               --               --            --          21.93%
         Highest contract charges 1.90% Class B      $ 24.99               --               --            --          20.21%
         All contract charges                             --           25,622         $673,178          7.02%            --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ----------------  -------------
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --           11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --           10.25%
         All contract charges                                         34,725         $680,288          0.73%
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --           24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --           22.94%
         All contract charges                            --           32,231         $568,482          2.23%             --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --           14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --           13.25%
         All contract charges                            --           23,219         $328,766          4.06%             --
  2004   Lowest contract charge 0.50% Class B       $ 12.35               --               --            --           17.32%
         Highest contract charge 1.90% Class B      $ 11.83               --               --            --           15.67%
         All contract charges                            --           19,713         $242,452          2.40%             --
  2003   Lowest contract charge 0.50% Class B       $ 10.52               --               --            --           33.67%
         Highest contract charge 1.90% Class B      $ 10.23               --               --            --           31.83%
         All contract charges                            --           11,346         $117,579          0.85%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --            4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --            3.00%
         All contract charges                                         13,471         $177,274          0.41%
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --           13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --           11.43%
         All contract charges                            --           13,690         $173,297          0.60%             --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --            6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --            4.71%
         All contract charges                                         13,468         $151,342          0.79%             --
  2004   Lowest contract charge 0.50% Class B       $ 10.72               --               --            --            9.13%
         Highest contract charge 1.90% Class B      $ 10.28               --               --            --            7.59%
         All contract charges                            --           12,820         $135,571          2.46%             --
  2003   Lowest contract charge 0.50% Class B       $  9.83               --               --            --           27.46%
         Highest contract charge 1.90% Class B      $  9.55               --               --            --           25.66%
         All contract charges                            --           10,567         $102,131          0.19%             --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 11.13               --               --            --           10.64%
         Highest contract charge 1.90% Class B      $ 10.23               --               --            --            9.18%
         All contract charges                                         28,454         $322,415            --
  2006   Lowest contract charge 0.50% Class B       $ 10.06               --               --            --          (0.39)%
         Highest contract charge 1.90% Class B      $  9.37               --               --            --          (1.79)%
         All contract charges                            --           30,036         $306,984            --              --
  2005   Lowest contract charge 0.50% Class B       $ 10.10               --               --            --            6.95%
         Highest contract charge 1.90% Class B      $  9.54               --               --            --            5.45%
         All contract charges                            --           28,903         $295,667            --              --
  2004   Lowest contract charge 0.50% Class B       $  9.44               --               --            --            6.13%
         Highest contract charge 1.90% Class B      $  9.05               --               --            --            4.64%
         All contract charges                            --           29,040         $275,157            --              --
  2003   Lowest contract charge 0.50% Class B       $  8.90               --               --            --           30.12%
         Highest contract charge 1.90% Class B      $  8.65               --               --            --           28.15%
         All contract charges                            --           22,496         $197,050            --              --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                  Units value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------- ------------------- ------------ ---------------- -------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 15.45               --               --            --           3.07%
         Highest contract charge 1.90% Class B      $ 14.19               --               --            --           1.65%
         All contract charges                                         38,402         $583,473          1.08%
  2006   Lowest contract charge 0.50% Class B       $ 14.99               --               --            --          18.73%
         Highest contract charge 1.90% Class B      $ 13.96               --               --            --          17.06%
         All contract charges                            --           39,025         $577,966          2.82%            --
  2005   Lowest contract charge 0.50% Class B       $ 12.62               --               --            --           6.56%
         Highest contract charge 1.90% Class B      $ 11.93               --               --            --           5.07%
         All contract charges                            --           35,233         $440,121          3.02%            --
  2004   Lowest contract charge 0.50% Class B       $ 11.84               --               --            --          13.85%
         Highest contract charge 1.90% Class B      $ 11.35               --               --            --          12.25%
         All contract charges                            --           29,242         $342,105          6.81%            --
  2003   Lowest contract charge 0.50% Class B       $ 10.40               --               --            --          30.32%
         Highest contract charge 1.90% Class B      $ 10.11               --               --            --          28.63%
         All contract charges                            --           20,239         $206,969          2.87%            --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 12.70               --               --            --          11.31%
         Highest contract charge 1.90% Class B      $ 11.67               --               --            --           9.78%
         All contract charges                                         31,721         $414,209            --
  2006   Lowest contract charge 0.50% Class B       $ 11.41               --               --            --           9.07%
         Highest contract charge 1.90% Class B      $ 10.63               --               --            --           7.54%
         All contract charges                            --           35,038         $410,676          0.51%            --
  2005   Lowest contract charge 0.50% Class B       $ 10.46               --               --            --           7.84%
         Highest contract charge 1.90% Class B      $  9.88               --               --            --           6.33%
         All contract charges                            --           35,078         $374,043          1.58%            --
  2004   Lowest contract charge 0.50% Class B       $  9.70               --               --            --          11.17%
         Highest contract charge 1.90% Class B      $  9.30               --               --            --           9.61%
         All contract charges                            --           35,482         $346,528          1.55%            --
  2003   Lowest contract charge 0.50% Class B       $  8.72               --               --            --          39.52%
         Highest contract charge 1.90% Class B      $  8.48               --               --            --          37.67%
         All contract charges                            --           28,678         $246,717          1.91%            --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 14.47               --               --            --          (0.41)%
         Highest contract charge 1.90% Class B      $ 13.29               --               --            --          (1.85)%
         All contract charges                                         27,826         $392,988            --
  2006   Lowest contract charge 0.50% Class B       $ 14.53               --               --            --          14.16%
         Highest contract charge 1.90% Class B      $ 13.54               --               --            --          12.56%
         All contract charges                            --           30,733         $438,437          1.72%            --
  2005   Lowest contract charge 0.50% Class B       $ 12.73               --               --            --           6.81%
         Highest contract charge 1.90% Class B      $ 12.03               --               --            --           5.31%
         All contract charges                            --           29,548         $370,654          6.98%            --
  2004   Lowest contract charge 0.50% Class B       $ 11.92               --               --            --          14.61%
         Highest contract charge 1.90% Class B      $ 11.42               --               --            --          13.00%
         All contract charges                            --           30,025         $353,096          4.10%            --
  2003   Lowest contract charge 0.50% Class B       $ 10.40               --               --            --          39.95%
         Highest contract charge 1.90% Class B      $ 10.11               --               --            --          37.90%
         All contract charges                            --           21,347         $218,393          0.43%           --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
Multimanager Small Cap Growth (l)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)      $  9.72
         Highest contract charge 1.90% Class B (c)     $  8.55
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)      $  9.42
         Highest contract charge 1.90% Class B (c)     $  8.40
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  8.59
         Highest contract charge 1.90% Class B (c)     $  7.77
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  8.04
         Highest contract charge 1.90% Class B (c)     $  7.37
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 19.06
         Highest contract charge 1.90% Class B         $ 16.54
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 21.25
         Highest contract charge 1.90% Class B         $ 18.70
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 18.39
         Highest contract charge 1.90% Class B         $ 16.42
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.65
         Highest contract charge 1.90% Class B         $ 15.99
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $ 15.15
         Highest contract charges 1.90% Class B        $ 13.92
         All contract charges                               --
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 13.01
         Highest contract charge 1.90% Class B         $ 11.95
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 11.06
         Highest contract charge 1.90% Class B         $ 10.31
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 10.36
         Highest contract charge 1.90% Class B         $  9.79
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $  9.36
         Highest contract charge 1.90% Class B         $  8.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B          $  8.96
         Highest contract charge 1.90% Class B         $  8.71
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
Multimanager Small Cap Growth (l)
---------------------------------
  2007              --               --            --          3.18%
                    --               --            --          1.79%
                28,681         $242,159            --
  2006              --               --            --          9.66%
                    --               --            --          8.12%
                17,157         $147,393          1.40%           --
  2005              --               --            --          6.95%
                    --               --            --          5.45%
                 9,010         $ 72,375          3.58%           --
  2004              --               --            --         14.09%
                    --               --            --         13.79%
                   388         $  2,939            --            --
Multimanager Small Cap Value
----------------------------
  2007              --               --            --       (10.31)%
                    --               --            --       (11.55)%
                47,546         $723,958          0.29%
  2006              --               --            --         15.53%
                    --               --            --         13.91%
                57,348         $992,117          5.49%           --
  2005              --               --            --          4.16%
                    --               --            --          2.70%
                56,358         $874,837          4.46%           --
  2004              --               --            --         16.52%
                    --               --            --         14.88%
                52,025         $811,982          6.15%
  2003              --               --            --         36.75%
                    --               --            --         34.75%
                38,520         $549,902          1.09%           --
Multimanager Technology (b)
---------------------------
  2007              --               --            --         17.63%
                    --               --            --         15.91%
                28,291         $373,990            --
  2006              --               --            --          6.76%
                    --               --            --          5.26%
                24,173         $271,064            --            --
  2005              --               --            --         10.71%
                    --               --            --          9.16%
                24,317         $253,676            --            --
  2004              --               --            --          4.46%
                    --               --            --          2.99%
                24,512         $228,436          0.93%           --
  2003              --               --            --         56.90%
                    --               --            --         54.71%
                 7,597         $ 67,141          4.79%           --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available on September 22, 2003.
(e) A substitution of EQ/AllianceBernstein International for EQ/International Equity Index occurred on May 2, 2003.
(f) Units were made available for sale on May 9, 2005.
(g) Units were made available for sale on October 17, 2005.
(h) Units were made available for sale on September 18, 2006.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Continued)

(i) A substitution of EQ/AXA Rosenberg Long/Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.
(j) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(k) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(l) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(m) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(n) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(o) Units were made available for sale on August 17, 2007.
(p) Units were made available for sale on May 29, 2007.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.


** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-102

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.

          1. Separate Account Nos. 45 and 49:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Statements of Assets and Liabilities for the Year Ended
                  December 31, 2007;
                - Statements of Operations for the Year Ended December 31, 2007;
                - Statements of Changes in Net Assets for the Years Ended
                  December 31, 2007 and 2006; and
                - Notes to Financial Statements.

          2. AXA Equitable Life Insurance Company:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Consolidated Balance Sheets as of December 31, 2007 and
                  2006;
                - Consolidated Statements of Earnings for Years Ended
                  December 31, 2007, 2006 and 2005;
                - Consolidated Statements of Equity for Years Ended December
                  31, 2007, 2006 and 2005;
                - Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2007, 2006 and 2005; and
                - Notes to Consolidated Financial Statements.

          3. AllianceBernstein L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Consolidated Statements of Income for the Year Ended December
                  31, 2005;

                - Consolidated Statements of Changes in Partners' Capital and
                  Comprehensive Income for the Year Ended December 31, 2005;

                - Consolidated Statements of Cash Flows for the Year Ended
                  December 31, 2005;

                - Notes to Consolidated Financial Statements.

          4. AllianceBernstein Holding L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Statements of Income for the Year Ended December 31, 2005;

                - Statements of Changes in Partners' Capital and Comprehensive
                  Income for the Year Ended December 31, 2005;

                - Statements of Cash Flows for the Year Ended December 31, 2005;

                - Notes to Financial Statements.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement among Equitable Distributors, Inc., Separate Account Nos. 45 and 49 and The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., previously filed with this Registration Statement, File No. 333-05593 on May 1, 1998.

              (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement, File No. 333-05593, on April 25, 2001.

              (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed
                   April 19, 2004.

              (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

              (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

              (k) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to
                   Exhibit 3(j) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (l) Third Amendment to General Agent Sales Agreement dated as of
                   January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (m) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                   Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (n) Fifth Amendment, dated as of November 1, 2006, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of data pages no. 94ICA/BIM (IRA) and (NQ),
                  incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (d) Forms of data pages for Rollover IRA, IRA Assured Payment
                  Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4 (File No. 33-83750), filed August 31, 1995.

              (e) Forms of data pages for Rollover IRA, IRA Assured Payment
                  Option Plus and Accumulator, incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (f) Forms of data pages for the Rollover IRA, previously filed with this Registration Statement No. 333-05593 on June 10,
                  1996.

              (g) Forms of data pages for Accumulator and Rollover IRA,
                  previously filed with this Registration Statement No. 333-05593 on October 9, 1996.

              (h) Forms of data pages for Accumulator-IRA and
                  Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

              (i) Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (j) Form of endorsement No. 98ENJONQI to Contract Form
                  No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement
                  No. 333-05593 on December 31, 1997.

              (k) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (l) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (m) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (n) Form of Guaranteed Minimum Income Benefit Endorsement to
                  Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (o) Forms of data pages for the Accumulator, previously filed with this Registration Statement No. 333-05593 on June 10,
                  1996.

              (p) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to
                  Contract No. 1050-94IC, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (q) Form of Defined Benefit endorsement no. 98ENDBQPI to
                  Contract No. 1050-94IC, incorporated herein by reference to
                  Exhibit 4 (j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

              (r) Form of Guaranteed Interest Account endorsement no.
                  98ENGIAII, and data pages 94ICA/B, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (s) Form of data pages for Equitable Accumulator TSA,
                  previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (t) Form of Endorsement Applicable to TSA Certificates,
                  previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (u) Form of data pages for Equitable Accumulator (IRA, NQ, QP and
                  TSA), previously filed with this Registration Statement, File No. 333-05593 on November 30, 1998.

              (v) Form of data pages (as revised), for Equitable Accumulator
                  (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (w) Form of Endorsement No. 98 ENIRAI to Contract No. 1050-94IC
                  and the Certificate under the Contract, previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (x) Forms of data pages for Equitable Accumulator Flexible
                  Premium IRA and Flexible Premium Roth IRA, previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (y) Form of data pages for Equitable Accumulator Contracts (NQ,
                  QP and TSA), previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (z) Form of data pages for the new version of Equitable
                  Accumulator previously filed with this Registration Statement, File No. 333-05593 on Form N-4 on November 23, 1999.

           (a)(a) Form of Endorsement (Form No. 2000 ENIRAI-IM) to be used with IRA certificates, previously filed with this Registration Statement No. 333-05593 on Form N-4 on April 25, 2000.

           (b)(b) Form of Endorsement applicable to Roth IRA Contracts Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (c)(c) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (d)(d) Form of Endorsement applicable to Non-Qualified
                  Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (e)(e) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (f)(f) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (g)(g) Form of Amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (h)(h) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (i)(i) Form of Data Pages for Accumulator, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (j)(j) Form of Data Pages, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (k)(k) Form of Endorsement applicable to Fixed Maturity
                  Options, Form No. 2002FMO, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (l)(l) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement
                  File No. 333-05593 on December 20, 2001.

           (m)(m) Form of Guaranteed Minimum Income Benefit Rider,
                  Form No. 2002GMIB, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (n)(n) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (o)(o) Form of Guaranteed Minimum Death Benefit Rider,
                  Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement File No. 333-05593 on
                  December 20, 2001.

           (p)(p) Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement
                  File No. 333-05593 on December 20, 2001.

           (q)(q) Form of Data Page for Accumulator, Form No. 2002DPCore previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (r)(r) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (s)(s) Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed
                  March 8, 2002.

           (t)(t) Form of Endorsement applicable to guaranteed interest special dollar cost averaging Form No. 2002SDCA previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (u)(u) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (v)(v) Form of Protection Plus Optional Death Benefit Rider, Form. No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (w)(w) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6%orAR incorporated herein by reference to
                  Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (x)(x) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                  Exhibit 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (y)(y) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (z)(z) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                  Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(b) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(c) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(d) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(e) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85. Filed with this Registration File No. 333-05593 on April 24, 2003.

           (a)(f) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(g) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit) (No. 2002 GMIB). Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(h) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB). Filed with this Registration Statement
                  File No. 333-05593 on April 24, 2003.

           (a)(i) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(j) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85]. Filed with this Registration Statement File No. 333-05593 on
                  May 8, 2003.

           (a)(k) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(l) Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(m) Form of Enhanced Guaranteed Principal Benefit ("Enhanced GPB") Rider (No. 2003 GPB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(n) Form of Spousal Protection Rider applicable to
                  [Non-Qualified][Certificate/Contract]s (No. 2003 SPPRO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(o) Form of Data Pages (No. 2003 DPTOBCO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(p) Form of Data Pages (No. 2003DP). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(q) Form of Data Pages (No. 2003 DPCORE). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(r) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                  (No. 2004 GWB-A). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

           (a)(s) Form of Guaranteed  Withdrawal Benefit ("GWB") Rider
                  (No. 2004 GWB-B). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

           (a)(t) Form of Data Pages (2004DPGWB). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

           (a)(u) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(v) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(w) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(x) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(y) Form of Change of Ownership Endorsement (2004COO). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(z) Form of Endorsement Applicable to TSA Contracts (2004TSA). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

        (a)(a)(a) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

        (b)(b)(b) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

        (c)(c)(c) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85 GMDB). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

        (d)(d)(d) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B. Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (e)(e)(e) Form of flexible premium deferred fixed and variable annuity contract (No. 2006BASE-I-A). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (f)(f)(f) Form of Data Page (No. 2006GWB DP). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (g)(g)(g) Form of Data Page (No. 2006DP). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (h)(h)(h) Form of Data Page (No. 2006DPTOBCO). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (i)(i)(i) Form of Endorsement (No. 2006TSA-GWB). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (j)(j)(j) Form of Endorsement (No. 2006CRT). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (k)(k)(k) Form of Endorsement (No. 2006FMO). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (l)(l)(l) Form of Endorsement (No. 2006IRA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (m)(m)(m) Form of Endorsement (No. 2006IRA-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (n)(n)(n) Form of Endorsement (No. 2006NQ-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (o)(o)(o) Form of Endorsement (No. 2006NQ-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (p)(p)(p) Form of Endorsement (No. 2006QP-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (q)(q)(q) Form of Endorsement (No. 2006QP-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (r)(r)(r) Form of Endorsement (No. 2006ROTH-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (s)(s)(s) Form of Endorsement (No. 2006ROTH-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (t)(t)(t) Form of Endorsement (No. 2006TSA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (u)(u)(u) Form of Endorsement (No. 2006INHIRA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (v)(v)(v) Form of Endorsement (No. 2006INHROTH-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (w)(w)(w) Form of Rider (No. 2006GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (x)(x)(x) Form of Rider (No. 2006EEB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (y)(y)(y) Form of Rider (No. 2006GMAB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (z)(z)(z) Form of Rider (No. 2006GMDB-AR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(b) Form of Rider (No. 2006GMDB-GR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(c) Form of Rider (No. 2006GMDBOPR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(d) Form of Rider (No. 2006GMIB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(e) Form of Rider (No. 2006GMIBOPR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(f) Form of Data Page (No. 2006DPCore). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(g) Form of Data Page for Individual Fixed and Variable Annuity (2007DP). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(h) Form of Data Page for Individual Fixed and Variable Annuity (2007GWBL DP). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(i) Form of Data Page for Individual Fixed and Variable Annuity (2007DPTOBCO). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(j) Form of Contract for Individual Fixed and Variable Annuity (2007DPCore). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(k) Form of Contract for Individual Fixed and Variable Annuity (2007DPSelect). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(l) Form of Contract for Individual Fixed and Variable Annuity (2007DPPlus). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(m) Form of Contract for Individual Fixed and Variable Annuity (2007DPElite). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(n) Form of Rider for Individual Fixed and Variable Annuity (2007GMIB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(o) Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(p) Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR-R). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(q) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-6). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(r) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-3). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(s) Form of Rider for Individual Fixed and Variable Annuity (2007GMDBOPR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(t) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-AR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(u) Form of Rider for Individual Fixed and Variable Annuity (2006GWB - rev 5-07 NQ). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(v) Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-ACC). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(w) Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-GWB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(x) Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-ACC). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(y) Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-GWB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(z) Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-ACC-rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(a) Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-GWB - rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(b) Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-ACC - rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(c) Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-GWB - rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(d) Form of Endorsement for Individual Fixed and Variable Annuity (2007MMDCA). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(e) Form of Endorsement for Individual Fixed and Variable Annuity (2007COO). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(f) Form of Endorsement for Individual Fixed and Variable Annuity (2007PREDB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(g) Form of Guaranteed Withdrawal Benefit (("GWB") (rev0208)). Filed with this Registration Statement File No. 333-05593 on October 15, 2007.

        (a)(b)(h) Form of Data Page Rider for Individual Fixed and Variable Annuity (2007GWBL DP (rev 0208)) is filed herewith.

        5. (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, incorporated herein by reference to Exhibit 5(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

             (b)  Forms of Enrollment Form/Application for Rollover IRA,
                  Choice Income Plan and Accumulator, incorporated herein by reference to Exhibit 5(b)(i) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

             (c) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

             (d) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

             (e) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ AND QP), previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

             (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on May 22, 1998.

             (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on November 30, 1998.

             (h) Form of Enrollment Form/Application (as revised) for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

             (i) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement File No. 333-05593 on April 30, 1999.

             (j) Form of application for Accumulator, Form No. 2002App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

             (k) Form of application for Accumulator, Form No. 2002App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

             (l) Form of application for Accumulator(R), Form No. 2004App02, filed with this Registration Statement File No. 333-05593 on April 20, 2006.

             (m) Form of Application (No. 2006 App 02). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

             (n) Form of Application (No. 2006 App 01). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

             (o) Form of Application for Accumulator (2007APP 01). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

             (p) Form of Application for Accumulator (2007APP 02). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

             (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

             (c) By-Laws of AXA Equitable, as amended September 7, 2004, filed with this Registration Statement File No. 333-05593.

             (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed
                  August 28, 1997.

             (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-60730 on December 5, 2001.

             (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

             (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

             (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 333-05593 on April 30, 1998.

             (b) Opinion and Consent of Robin Wagner, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-05593 on November 23, 1999.

             (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, File No. 333-05593 on April 20, 2006.

             (d) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.

     10.  (a)(i)  Consent of PricewaterhouseCoopers LLP is filed herewith.

          (a)(ii) Consent of KPMG LLP is filed herewith.

          (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

          (c) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

          (d)     Powers of Attorney, incorporated herein by reference to
                  Exhibit 10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

          (e) Powers of Attorney, previously filed with this Registration Statement File No. 333-05593 on Form N-4, on August 4, 2004.

          (f) Powers of Attorney previously filed with this Registration Statement File No. 333-05593 on Form N-4, on April 20, 2005.

          (g) Powers of Attorney, previously filed with this Registration Statement File No. 333-05593 on Form N-4, on October 14, 2005.

          (h) Power of Attorney for Alvin H. Fenichel dated October 19, 2005 incorporated herein by reference to Exhibit 10.(d) to Registration Statement File No. 333-127445 on Form N-4, filed on November 16, 2005.

          (i) Powers of Attorney Ezra Suleiman and Anthony Hamilton filed with this Registration Statement File No. 333-05593 on April 20, 2006.

          (j) Power of Attorney Richard Dziadzio filed with this Registration Statement File No. 333-05593 on January 30, 2007.

          (k) Powers of Attorney, previously filed with this Registration Statement File No. 333-05593 on Form N-4, on April 26, 2007.

          (l)     Powers of Attorney are filed herewith.

     11.  Not applicable.

     12.  Not applicable.

     13.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

          Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

          AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

          Set forth below are the subsidiary charts for the Holding Company and
AXA:

The AXA Organizational Charts 2007 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

Item 27. Number of Contractowners

         As of February 29, 2008, there were 100,740 Qualified Contract owners and 81,420 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*James Mullery                        Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Lance Carlson                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Kathleen Leckey                      Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*James O'Boyle                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jon Sampson                          Senior Vice President

*Marian Sole                          Senior Vice President

*Lee Small                            Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Norman J. Abrams                     Vice President and General Counsel

*Camille Joseph Varlack               Secretary and Counsel

*Ronald R. Quist                      Vice President and Treasurer

*Kurt Auleta                          Vice President and Strategy Officer

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

          The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2008.




                                        SEPARATE ACCOUNT No. 49 OF
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                        By: AXA Equitable Life Insurance Company
                                                    (Depositor)


                                        By: /s/ Dodie Kent
                                           ---------------------
                                        Dodie Kent
                                        Vice President and Counsel
                                        AXA Equitable Life
                                        Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2008.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and
                                              Associate General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton           Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson      Lorie A. Slutsky
Henri de Castries           James F. Higgins              Ezra Suleiman
Denis Duverne               Scott D. Miller               Peter J. Tobin
Charlynn Goins





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 23, 2008.

                                 EXHIBIT INDEX


EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------
4.(a)(b)(h)  Form of Data Page Rider                                 EX-99.4abh
9.(d)        Opinion and Consent of Counsel                          EX-99.9d
10.(a)(i)    Consent of PricewaterhouseCoopers LLP                   EX-99.10ai
10.(a)(ii)   Consent of KPMG LLP                                     EX-99.10aii
10.(l)       Powers of Attorney                                      EX-99.10l